UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-04146

JOHN HANCOCK VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.0%
Consumer discretionary – 12.3%
Auto components – 0.2%
Aptiv PLC	57,901	$4,919,848
BorgWarner, Inc.	42,758	2,147,734
The Goodyear Tire & Rubber Company	53,111	1,411,690
		8,479,272
Automobiles – 0.4%
Ford Motor Company	848,666	9,403,219
General Motors Company	275,124	9,998,006
Harley-Davidson, Inc. (A)	36,704	1,573,868
		20,975,093
Distributors – 0.1%
Genuine Parts Company	32,083	2,882,337
LKQ Corp. (B)	67,554	2,563,674
		5,446,011
Diversified consumer services – 0.0%
H&R Block, Inc.	44,592	1,133,083
Hotels, restaurants and leisure – 1.8%
Carnival Corp.	88,398	5,797,141
Chipotle Mexican Grill, Inc. (A)(B)	5,281	1,706,344
Darden Restaurants, Inc.	26,958	2,298,170
Hilton Worldwide Holdings, Inc.	43,750	3,445,750
Marriott International, Inc., Class A	65,431	8,897,307
McDonald’s Corp.	173,665	27,157,733
MGM Resorts International	110,616	3,873,772
Norwegian Cruise Line
Holdings, Ltd. (B)	44,907	2,378,724
Royal Caribbean Cruises, Ltd.	37,299	4,391,584
Starbucks Corp.	306,164	17,723,834
Wyndham Worldwide Corp.	21,731	2,486,678
Wynn Resorts, Ltd.	17,596	3,208,807
Yum! Brands, Inc.	72,449	6,167,583
		89,533,427
Household durables – 0.4%
D.R. Horton, Inc.	74,387	3,261,126
Garmin, Ltd.	23,904	1,408,663
Leggett & Platt, Inc.	28,947	1,284,089
Lennar Corp., A Shares	59,365	3,498,973
Mohawk Industries, Inc. (B)	13,789	3,202,082
Newell Brands, Inc.	106,224	2,706,588
PulteGroup, Inc.	58,074	1,712,602
Whirlpool Corp.	15,387	2,355,904
		19,430,027
Internet and direct marketing retail – 3.6%
Amazon.com, Inc. (B)	87,524	126,676,986
Booking Holdings, Inc. (B)	10,627	22,108,305
Expedia Group, Inc.	26,460	2,921,449
Netflix, Inc. (B)	94,523	27,917,368
TripAdvisor, Inc. (A)(B)	23,484	960,261
		180,584,369
Leisure products – 0.0%
Hasbro, Inc.	24,693	2,081,620
Mattel, Inc. (A)	73,708	969,260
		3,050,880
Media – 2.5%
CBS Corp., Class B	75,239	3,866,532
Charter Communications, Inc.,
Class A (B)	40,532	12,614,369
Comcast Corp., Class A	1,009,750	34,503,158
Discovery Communications, Inc.,
Series A (A)(B)	32,823	703,397
Discovery Communications, Inc.,
Series C (B)	67,809	1,323,632
DISH Network Corp., Class A (B)	49,209	1,864,529
News Corp., Class A	83,238	1,315,160
News Corp., Class B	25,493	410,437
Omnicom Group, Inc. (A)	50,319	3,656,682
The Interpublic Group of
Companies, Inc.	83,605	1,925,423
The Walt Disney Company	327,571	32,901,231
Time Warner, Inc.	169,901	16,069,237
Twenty-First Century Fox, Inc., Class A	229,869	8,433,894
Twenty-First Century Fox, Inc., Class B	94,786	3,447,367
Viacom, Inc., Class B	76,473	2,375,251
		125,410,299
Multiline retail – 0.5%
Dollar General Corp.	56,457	5,281,552
Dollar Tree, Inc. (B)	51,515	4,888,774
Kohl’s Corp.	36,829	2,412,668
Macy’s, Inc.	65,901	1,959,896
Nordstrom, Inc.	25,268	1,223,224
Target Corp.	118,367	8,218,221
		23,984,335
Specialty retail – 2.1%
Advance Auto Parts, Inc.	16,320	1,934,736
AutoZone, Inc. (B)	5,900	3,827,271
Best Buy Company, Inc.	55,301	3,870,517
CarMax, Inc. (B)	39,496	2,446,382
Foot Locker, Inc.	26,944	1,227,030
L Brands, Inc.	54,110	2,067,543
Lowe’s Companies, Inc.	180,493	15,838,261
O’Reilly Automotive, Inc. (B)	18,230	4,509,737
Ross Stores, Inc.	83,214	6,489,028
The Gap, Inc.	47,380	1,478,256
The Home Depot, Inc.	254,366	45,338,196
The TJX Companies, Inc.	137,712	11,231,791
Tiffany & Company	22,130	2,161,216
Tractor Supply Company	27,602	1,739,478
Ulta Beauty, Inc. (B)	12,652	2,584,424
		106,743,866
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc. (A)	78,967	1,454,572
Michael Kors Holdings, Ltd. (B)	32,697	2,029,830
NIKE, Inc., Class B	282,683	18,781,459
PVH Corp.	16,904	2,559,773
Ralph Lauren Corp.	12,062	1,348,532
Tapestry, Inc.	62,392	3,282,443
Under Armour, Inc., Class A (A)(B)	40,491	662,028
Under Armour, Inc., Class C (A)(B)	40,526	581,548
VF Corp.	71,402	5,292,316
		35,992,501
		620,763,163
Consumer staples – 7.4%
Beverages – 1.9%
Brown-Forman Corp., Class B	57,011	3,101,398
Constellation Brands, Inc., Class A	37,305	8,502,556
Dr. Pepper Snapple Group, Inc.	38,955	4,611,493
Molson Coors Brewing Company,
Class B	40,265	3,033,162
Monster Beverage Corp. (B)	89,900	5,143,179
PepsiCo, Inc.	309,889	33,824,384
The Coca-Cola Company	836,502	36,329,282
		94,545,454
Food and staples retailing – 1.6%
Costco Wholesale Corp.	95,654	18,024,083
CVS Health Corp.	221,061	13,752,205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Sysco Corp.	105,053	$6,298,978
The Kroger Company	192,687	4,612,927
Walgreens Boots Alliance, Inc.	185,599	12,151,167
Walmart, Inc.	316,193	28,131,691
		82,971,051
Food products – 1.1%
Archer-Daniels-Midland Company	121,939	5,288,494
Campbell Soup Company (A)	41,799	1,810,315
Conagra Brands, Inc.	87,409	3,223,644
General Mills, Inc.	123,549	5,567,118
Hormel Foods Corp. (A)	58,198	1,997,355
Kellogg Company	54,548	3,546,165
McCormick & Company, Inc.	26,267	2,794,546
Mondelez International, Inc., Class A	323,749	13,510,046
The Hershey Company	30,493	3,017,587
The J.M. Smucker Company	24,623	3,053,498
The Kraft Heinz Company	130,008	8,098,198
Tyson Foods, Inc., Class A	64,695	4,735,027
		56,641,993
Household products – 1.4%
Church & Dwight Company, Inc.	53,108	2,674,519
Colgate-Palmolive Company	190,821	13,678,049
Kimberly-Clark Corp.	76,504	8,425,386
The Clorox Company	28,128	3,744,118
The Procter & Gamble Company	549,131	43,535,106
		72,057,178
Personal products – 0.2%
Coty, Inc., Class A	103,892	1,901,224
The Estee Lauder Companies, Inc.,
Class A	48,935	7,326,548
		9,227,772
Tobacco – 1.2%
Altria Group, Inc.	413,969	25,798,548
Philip Morris International, Inc.	338,336	33,630,598
		59,429,146
		374,872,594
Energy – 5.6%
Energy equipment and services – 0.8%
Baker Hughes, a GE Company	92,249	2,561,755
Halliburton Company	189,652	8,902,265
Helmerich & Payne, Inc.	24,105	1,604,429
National Oilwell Varco, Inc.	82,723	3,045,034
Schlumberger, Ltd.	301,158	19,509,015
TechnipFMC PLC	95,307	2,806,791
		38,429,289
Oil, gas and consumable fuels – 4.8%
Anadarko Petroleum Corp.	118,995	7,188,488
Andeavor	30,780	3,095,237
Apache Corp.	82,780	3,185,374
Cabot Oil & Gas Corp.	101,001	2,422,004
Chevron Corp.	416,099	47,451,930
Cimarex Energy Company	20,916	1,955,646
Concho Resources, Inc. (B)	32,496	4,885,124
ConocoPhillips	255,868	15,170,414
Devon Energy Corp.	114,331	3,634,582
EOG Resources, Inc.	126,223	13,287,495
EQT Corp.	53,251	2,529,955
Exxon Mobil Corp.	922,982	68,863,687
Hess Corp.	58,628	2,967,749
Kinder Morgan, Inc.	413,374	6,225,412
Marathon Oil Corp.	186,233	3,003,938
Marathon Petroleum Corp.	103,321	7,553,798
Newfield Exploration Company (B)	42,501	1,037,874
Noble Energy, Inc.	107,282	3,250,645
Occidental Petroleum Corp.	166,581	10,821,102
ONEOK, Inc.	89,449	5,091,437
Phillips 66	91,452	8,772,076
Pioneer Natural Resources Company	37,195	6,389,357
Range Resources Corp.	48,898	710,977
The Williams Companies, Inc.	180,874	4,496,528
Valero Energy Corp.	94,341	8,752,015
		242,742,844
		281,172,133
Financials – 14.3%
Banks – 6.3%
Bank of America Corp.	2,084,057	62,500,869
BB&T Corp.	169,389	8,815,004
Citigroup, Inc.	559,869	37,791,158
Citizens Financial Group, Inc.	105,974	4,448,789
Comerica, Inc.	37,742	3,620,590
Fifth Third Bancorp	151,233	4,801,648
Huntington Bancshares, Inc.	240,271	3,628,092
JPMorgan Chase & Co.	747,572	82,210,493
KeyCorp	231,131	4,518,611
M&T Bank Corp.	32,638	6,017,142
People’s United Financial, Inc.	74,758	1,394,984
Regions Financial Corp.	244,639	4,545,393
SunTrust Banks, Inc.	102,037	6,942,597
SVB Financial Group (B)	11,520	2,764,915
The PNC Financial Services Group, Inc.	102,726	15,536,280
U.S. Bancorp	341,883	17,265,092
Wells Fargo & Company	956,290	50,119,159
Zions Bancorporation	42,888	2,261,484
		319,182,300
Capital markets – 3.1%
Affiliated Managers Group, Inc.	11,756	2,228,702
Ameriprise Financial, Inc.	31,857	4,712,925
BlackRock, Inc.	26,958	14,603,688
Cboe Global Markets, Inc.	24,470	2,792,027
CME Group, Inc.	74,013	11,970,863
E*TRADE Financial Corp. (B)	57,999	3,213,725
Franklin Resources, Inc.	71,306	2,472,892
Intercontinental Exchange, Inc.	126,859	9,199,815
Invesco, Ltd.	88,414	2,830,132
Moody’s Corp.	36,234	5,844,544
Morgan Stanley	300,571	16,218,811
Nasdaq, Inc.	25,304	2,181,711
Northern Trust Corp.	46,327	4,777,704
Raymond James Financial, Inc.	28,333	2,533,254
S&P Global, Inc.	55,314	10,568,293
State Street Corp.	80,059	7,984,284
T. Rowe Price Group, Inc.	53,282	5,752,858
The Bank of New York Mellon Corp.	219,992	11,336,188
The Charles Schwab Corp.	261,051	13,632,083
The Goldman Sachs Group, Inc.	76,964	19,384,153
		154,238,652
Consumer finance – 0.7%
American Express Company	157,210	14,664,549
Capital One Financial Corp.	105,966	10,153,662
Discover Financial Services	77,295	5,559,829
Navient Corp.	58,650	769,488
Synchrony Financial	155,685	5,220,118
		36,367,646
Diversified financial services – 1.7%
Berkshire Hathaway, Inc., Class B (B)	419,226	83,627,202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Leucadia National Corp.	67,596	$1,536,457
		85,163,659
Insurance – 2.5%
Aflac, Inc.	169,748	7,428,172
American International Group, Inc.	195,807	10,655,817
Aon PLC	53,645	7,528,003
Arthur J. Gallagher & Company	39,887	2,741,434
Assurant, Inc.	11,281	1,031,196
Brighthouse Financial, Inc. (B)	20,492	1,053,289
Chubb, Ltd.	101,239	13,846,458
Cincinnati Financial Corp.	32,349	2,402,237
Everest Re Group, Ltd.	8,911	2,288,523
Lincoln National Corp.	47,324	3,457,491
Loews Corp.	58,906	2,929,395
Marsh & McLennan Companies, Inc.	110,474	9,124,048
MetLife, Inc.	225,873	10,365,312
Principal Financial Group, Inc.	58,426	3,558,728
Prudential Financial, Inc.	92,122	9,539,233
The Allstate Corp.	77,212	7,319,698
The Hartford Financial Services
Group, Inc.	77,627	3,999,343
The Progressive Corp.	127,110	7,744,812
The Travelers Companies, Inc.	59,088	8,204,960
Torchmark Corp.	23,251	1,957,037
Unum Group	48,662	2,316,798
Willis Towers Watson PLC	28,726	4,371,810
XL Group, Ltd.	55,610	3,073,009
		126,936,803
		721,889,060
Health care – 13.3%
Biotechnology – 2.6%
AbbVie, Inc.	347,233	32,865,603
Alexion Pharmaceuticals, Inc. (B)	48,377	5,392,100
Amgen, Inc.	145,617	24,824,786
Biogen, Inc. (B)	46,159	12,639,257
Celgene Corp. (B)	163,853	14,617,326
Gilead Sciences, Inc.	285,354	21,512,838
Incyte Corp. (B)	38,098	3,174,706
Regeneron Pharmaceuticals, Inc. (B)	16,782	5,779,050
Vertex Pharmaceuticals, Inc. (B)	55,308	9,014,098
		129,819,764
Health care equipment and supplies – 2.8%
Abbott Laboratories	379,324	22,729,094
Align Technology, Inc. (B)	15,642	3,928,175
Baxter International, Inc.	107,918	7,018,987
Becton, Dickinson and Company	57,996	12,567,733
Boston Scientific Corp. (B)	298,948	8,167,259
Danaher Corp.	133,730	13,093,504
DENTSPLY SIRONA, Inc.	49,787	2,504,784
Edwards Lifesciences Corp. (B)	45,922	6,407,037
Hologic, Inc. (B)	59,882	2,237,192
IDEXX Laboratories, Inc. (B)	19,091	3,653,826
Intuitive Surgical, Inc. (B)	24,495	10,112,271
Medtronic PLC	295,221	23,682,629
ResMed, Inc.	31,385	3,090,481
Stryker Corp.	70,052	11,272,768
The Cooper Companies, Inc.	10,764	2,462,911
Varian Medical Systems, Inc. (B)	19,919	2,443,065
Zimmer Biomet Holdings, Inc.	44,090	4,807,574
		140,179,290
Health care providers and services – 2.6%
Aetna, Inc.	71,221	12,036,349
AmerisourceBergen Corp.	35,144	3,029,764
Anthem, Inc.	55,617	12,219,055
Cardinal Health, Inc.	68,451	4,290,509
Centene Corp. (B)	37,928	4,053,365
Cigna Corp.	52,903	8,873,949
DaVita, Inc. (B)	31,749	2,093,529
Envision Healthcare Corp. (B)	26,221	1,007,673
Express Scripts Holding Company (B)	123,215	8,511,692
HCA Healthcare, Inc.	60,981	5,915,157
Henry Schein, Inc. (B)	33,500	2,251,535
Humana, Inc.	29,992	8,062,749
Laboratory Corp. of America
Holdings (B)	22,219	3,593,923
McKesson Corp.	44,955	6,332,811
Quest Diagnostics, Inc.	29,535	2,962,361
UnitedHealth Group, Inc.	210,722	45,094,508
Universal Health Services, Inc., Class B	18,901	2,238,067
		132,566,996
Health care technology – 0.1%
Cerner Corp. (B)	68,995	4,001,710
Life sciences tools and services – 0.8%
Agilent Technologies, Inc.	69,987	4,682,130
Illumina, Inc. (B)	32,021	7,570,405
IQVIA Holdings, Inc. (B)	31,672	3,107,340
Mettler-Toledo International, Inc. (B)	5,584	3,210,968
PerkinElmer, Inc.	24,350	1,843,782
Thermo Fisher Scientific, Inc.	87,514	18,068,140
Waters Corp. (B)	17,136	3,404,066
		41,886,831
Pharmaceuticals – 4.4%
Allergan PLC	71,966	12,111,158
Bristol-Myers Squibb Company	355,466	22,483,225
Eli Lilly & Company	210,017	16,249,015
Johnson & Johnson	584,566	74,912,133
Merck & Company, Inc.	587,379	31,994,534
Mylan NV (B)	112,155	4,617,421
Nektar Therapeutics (B)	35,056	3,725,051
Perrigo Company PLC	28,781	2,398,609
Pfizer, Inc.	1,296,190	46,001,783
Zoetis, Inc.	105,865	8,840,786
		223,333,715
		671,788,306
Industrials – 9.9%
Aerospace and defense – 2.8%
Arconic, Inc.	92,129	2,122,652
General Dynamics Corp.	60,151	13,287,356
Harris Corp.	25,987	4,191,183
Huntington Ingalls Industries, Inc.	9,869	2,543,833
L3 Technologies, Inc.	16,946	3,524,768
Lockheed Martin Corp.	54,170	18,305,668
Northrop Grumman Corp.	37,848	13,213,494
Raytheon Company	62,819	13,557,597
Rockwell Collins, Inc.	35,710	4,815,494
Textron, Inc.	57,370	3,383,109
The Boeing Company	120,494	39,507,573
TransDigm Group, Inc.	10,606	3,255,406
United Technologies Corp.	162,040	20,387,873
		142,096,006
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	30,556	2,863,403
Expeditors International of
Washington, Inc.	38,850	2,459,205
FedEx Corp.	53,637	12,878,780

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	149,932	$15,691,883
		33,893,271
Airlines – 0.5%
Alaska Air Group, Inc.	26,596	1,647,888
American Airlines Group, Inc.	91,755	4,767,590
Delta Air Lines, Inc.	141,703	7,766,741
Southwest Airlines Company	117,801	6,747,641
United Continental Holdings, Inc. (B)	52,745	3,664,195
		24,594,055
Building products – 0.3%
Allegion PLC	20,666	1,762,603
AO Smith Corp.	31,776	2,020,636
Fortune Brands Home & Security, Inc.	33,277	1,959,683
Johnson Controls International PLC	202,144	7,123,555
Masco Corp.	68,278	2,761,162
		15,627,639
Commercial services and supplies – 0.3%
Cintas Corp.	18,834	3,212,704
Republic Services, Inc.	48,795	3,231,693
Stericycle, Inc. (B)	18,287	1,070,338
Waste Management, Inc.	86,859	7,306,579
		14,821,314
Construction and engineering – 0.1%
Fluor Corp.	30,918	1,769,128
Jacobs Engineering Group, Inc.	26,054	1,541,094
Quanta Services, Inc. (B)	33,964	1,166,663
		4,476,885
Electrical equipment – 0.5%
Acuity Brands, Inc. (A)	9,121	1,269,552
AMETEK, Inc.	50,584	3,842,866
Eaton Corp. PLC	95,595	7,638,996
Emerson Electric Company	138,297	9,445,685
Rockwell Automation, Inc.	27,959	4,870,458
		27,067,557
Industrial conglomerates – 1.7%
3M Company	129,754	28,483,598
General Electric Company	1,891,462	25,496,908
Honeywell International, Inc.	163,799	23,670,593
Roper Technologies, Inc.	22,327	6,266,966
		83,918,065
Machinery – 1.6%
Caterpillar, Inc.	130,187	19,186,960
Cummins, Inc.	33,854	5,487,395
Deere & Company	70,532	10,955,030
Dover Corp.	33,536	3,293,906
Flowserve Corp.	28,151	1,219,783
Fortive Corp.	66,955	5,190,352
Illinois Tool Works, Inc.	66,824	10,468,648
Ingersoll-Rand PLC	54,205	4,635,070
PACCAR, Inc.	76,336	5,051,153
Parker-Hannifin Corp.	29,039	4,966,540
Pentair PLC	35,788	2,438,236
Snap-on, Inc.	12,185	1,797,775
Stanley Black & Decker, Inc.	33,514	5,134,345
Xylem, Inc.	39,368	3,028,187
		82,853,380
Professional services – 0.3%
Equifax, Inc.	26,147	3,080,378
IHS Markit, Ltd. (B)	78,726	3,797,742
Nielsen Holdings PLC	72,410	2,301,914
Robert Half International, Inc.	26,897	1,557,067
Verisk Analytics, Inc. (B)	34,071	3,543,384
		14,280,485
Road and rail – 0.9%
CSX Corp.	193,289	10,768,130
J.B. Hunt Transport Services, Inc.	18,463	2,162,940
Kansas City Southern	22,318	2,451,632
Norfolk Southern Corp.	61,750	8,384,415
Union Pacific Corp.	171,621	23,071,011
		46,838,128
Trading companies and distributors – 0.2%
Fastenal Company	62,332	3,402,704
United Rentals, Inc. (B)	18,473	3,190,841
W.W. Grainger, Inc.	11,127	3,140,818
		9,734,363
		500,201,148
Information technology – 24.1%
Communications equipment – 1.0%
Cisco Systems, Inc.	1,049,343	45,006,321
F5 Networks, Inc. (B)	13,582	1,964,093
Juniper Networks, Inc.	74,890	1,822,074
Motorola Solutions, Inc.	35,269	3,713,826
		52,506,314
Electronic equipment, instruments and components – 0.4%
Amphenol Corp., Class A	66,521	5,729,454
Corning, Inc.	188,963	5,268,288
FLIR Systems, Inc.	30,578	1,529,206
IPG Photonics Corp. (B)	8,238	1,922,584
TE Connectivity, Ltd.	76,636	7,655,936
		22,105,468
Internet software and services – 4.6%
Akamai Technologies, Inc. (B)	37,208	2,641,024
Alphabet, Inc., Class A (B)	65,022	67,436,917
Alphabet, Inc., Class C (B)	66,296	68,403,550
eBay, Inc. (B)	205,039	8,250,769
Facebook, Inc., Class A (B)	521,889	83,392,643
VeriSign, Inc. (A)(B)	18,194	2,157,081
		232,281,984
IT services – 4.2%
Accenture PLC, Class A	134,366	20,625,181
Alliance Data Systems Corp.	10,461	2,226,728
Automatic Data Processing, Inc.	96,749	10,979,077
Cognizant Technology Solutions Corp.,
Class A	127,841	10,291,201
CSRA, Inc.	35,474	1,462,593
DXC Technology Company	62,413	6,274,379
Fidelity National Information
Services, Inc.	72,172	6,950,164
Fiserv, Inc. (B)	89,758	6,400,643
Gartner, Inc. (B)	19,620	2,307,704
Global Payments, Inc.	34,616	3,860,376
IBM Corp.	186,627	28,634,181
Mastercard, Inc., Class A	201,090	35,222,924
Paychex, Inc.	69,427	4,276,009
PayPal Holdings, Inc. (B)	245,666	18,638,679
The Western Union Company	99,865	1,920,404
Total System Services, Inc.	36,035	3,108,379
Visa, Inc., Class A	392,674	46,971,664
		210,150,286
Semiconductors and semiconductor equipment – 4.1%
Advanced Micro Devices, Inc. (A)(B)	179,372	1,802,689
Analog Devices, Inc.	80,767	7,360,297
Applied Materials, Inc.	228,854	12,726,571

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Ltd.	89,408	$21,068,997
Intel Corp.	1,019,391	53,089,883
KLA-Tencor Corp.	34,166	3,724,436
Lam Research Corp.	35,491	7,210,352
Microchip Technology, Inc.	51,040	4,663,014
Micron Technology, Inc. (B)	251,853	13,131,615
NVIDIA Corp.	131,742	30,510,130
Qorvo, Inc. (B)	27,543	1,940,404
QUALCOMM, Inc.	322,473	17,868,229
Skyworks Solutions, Inc.	39,733	3,983,631
Texas Instruments, Inc.	214,099	22,242,745
Versum Materials, Inc.	799	30,066
Xilinx, Inc.	55,501	4,009,392
		205,362,451
Software – 5.6%
Activision Blizzard, Inc.	165,256	11,148,170
Adobe Systems, Inc. (B)	106,989	23,118,183
ANSYS, Inc. (B)	18,234	2,857,085
Autodesk, Inc. (B)	47,996	6,027,338
CA, Inc.	67,849	2,300,081
Cadence Design Systems, Inc. (B)	62,102	2,283,491
Citrix Systems, Inc. (B)	28,190	2,616,032
Electronic Arts, Inc. (B)	66,877	8,108,167
Intuit, Inc.	52,923	9,174,202
Microsoft Corp.	1,677,007	153,060,429
Oracle Corp.	658,274	30,116,036
Red Hat, Inc. (B)	38,631	5,775,721
salesforce.com, Inc. (B)	149,618	17,400,573
Symantec Corp.	135,013	3,490,086
Synopsys, Inc. (B)	32,285	2,687,403
Take-Two Interactive Software, Inc. (B)	24,923	2,436,971
		282,599,968
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	1,105,213	185,432,637
Hewlett Packard Enterprise Company	341,311	5,986,595
HP, Inc.	356,652	7,817,812
NetApp, Inc.	58,279	3,595,232
Seagate Technology PLC	62,466	3,655,510
Western Digital Corp.	65,026	5,999,949
Xerox Corp.	45,889	1,320,685
		213,808,420
		1,218,814,891
Materials – 2.8%
Chemicals – 2.0%
AdvanSix, Inc. (B)	223	7,756
Air Products & Chemicals, Inc.	47,681	7,582,709
Albemarle Corp.	24,229	2,246,997
CF Industries Holdings, Inc.	50,239	1,895,517
DowDuPont, Inc.	509,723	32,474,452
Eastman Chemical Company	31,119	3,285,544
Ecolab, Inc.	56,616	7,760,355
FMC Corp.	29,403	2,251,388
International Flavors & Fragrances, Inc.	17,125	2,344,584
LyondellBasell Industries NV, Class A	70,327	7,432,157
Monsanto Company	96,053	11,208,425
PPG Industries, Inc.	55,237	6,164,449
Praxair, Inc.	62,670	9,043,281
The Mosaic Company	77,383	1,878,859
The Sherwin-Williams Company	18,056	7,080,119
		102,656,592
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,734	2,847,058
Vulcan Materials Company	28,964	3,306,820
		6,153,878
Containers and packaging – 0.4%
Avery Dennison Corp.	19,189	2,038,831
Ball Corp.	76,553	3,039,920
International Paper Company	89,599	4,787,275
Packaging Corp. of America	20,436	2,303,137
Sealed Air Corp.	36,493	1,561,535
WestRock Company	55,795	3,580,365
		17,311,063
Metals and mining – 0.3%
Freeport-McMoRan, Inc. (B)	292,879	5,145,884
Newmont Mining Corp.	115,857	4,526,533
Nucor Corp.	69,478	4,244,411
		13,916,828
		140,038,361
Real estate – 2.7%
Equity real estate investment trusts – 2.6%
Alexandria Real Estate Equities, Inc.	22,059	2,754,949
American Tower Corp.	96,026	13,956,419
Apartment Investment & Management
Company, Class A	33,820	1,378,165
AvalonBay Communities, Inc.	30,192	4,965,376
Boston Properties, Inc.	33,531	4,131,690
Crown Castle International Corp.	90,323	9,900,304
Digital Realty Trust, Inc.	44,824	4,723,553
Duke Realty Corp.	77,256	2,045,739
Equinix, Inc.	17,261	7,217,515
Equity Residential	80,505	4,960,718
Essex Property Trust, Inc.	14,305	3,442,927
Extra Space Storage, Inc.	27,718	2,421,444
Federal Realty Investment Trust	15,840	1,839,182
GGP, Inc.	138,192	2,827,408
HCP, Inc.	102,164	2,373,270
Host Hotels & Resorts, Inc.	159,388	2,970,992
Iron Mountain, Inc.	61,359	2,016,257
Kimco Realty Corp.	94,248	1,357,171
Mid-America Apartment
Communities, Inc.	24,493	2,234,741
Prologis, Inc.	115,764	7,291,974
Public Storage	32,698	6,552,352
Realty Income Corp.	62,362	3,225,986
Regency Centers Corp.	32,056	1,890,663
SBA Communications Corp. (B)	25,260	4,317,439
Simon Property Group, Inc.	69,780	10,770,543
SL Green Realty Corp.	19,711	1,908,616
The Macerich Company	23,680	1,326,554
UDR, Inc.	59,001	2,101,616
Ventas, Inc.	78,099	3,868,243
Vornado Realty Trust	37,585	2,529,471
Welltower, Inc.	80,791	4,397,454
Weyerhaeuser Company	164,419	5,754,665
		133,453,396
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (B)	65,782	3,106,226
		136,559,622
Telecommunication services – 1.8%
Diversified telecommunication services – 1.8%
AT&T, Inc.	1,337,498	47,681,804
CenturyLink, Inc.	213,170	3,502,383
Verizon Communications, Inc.	899,145	42,997,114
		94,181,301

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 2.8%
Electric utilities – 1.7%
Alliant Energy Corp.	50,197	$2,051,049
American Electric Power Company, Inc.	107,482	7,372,190
Duke Energy Corp.	152,338	11,801,625
Edison International	70,884	4,512,475
Entergy Corp.	39,182	3,086,758
Eversource Energy	69,182	4,076,203
Exelon Corp.	210,666	8,218,081
FirstEnergy Corp.	97,071	3,301,385
NextEra Energy, Inc.	102,578	16,754,065
PG&E Corp.	112,312	4,933,866
Pinnacle West Capital Corp.	24,584	1,961,803
PPL Corp.	151,200	4,277,448
The Southern Company	219,589	9,806,845
Xcel Energy, Inc.	110,605	5,030,315
		87,184,108
Independent power and renewable electricity producers – 0.1%
AES Corp.	141,963	1,614,119
NRG Energy, Inc.	65,193	1,990,342
		3,604,461
Multi-utilities – 0.9%
Ameren Corp.	53,166	3,010,791
CenterPoint Energy, Inc.	93,011	2,548,501
CMS Energy Corp.	61,218	2,772,563
Consolidated Edison, Inc.	67,821	5,285,969
Dominion Energy, Inc.	141,895	9,567,980
DTE Energy Company	39,171	4,089,452
NiSource, Inc.	73,310	1,752,842
Public Service Enterprise Group, Inc.	110,164	5,534,639
SCANA Corp.	30,840	1,158,042
Sempra Energy	55,630	6,187,169
WEC Energy Group, Inc.	68,844	4,316,519
		46,224,467
Water utilities – 0.1%
American Water Works Company, Inc.	38,763	3,183,605
		140,196,641
TOTAL COMMON STOCKS (Cost $2,502,907,141)		$4,900,477,220

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust,
1.8276% (C)(D)	1,773,409	17,737,286
TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,739,739)		$17,737,286

SHORT-TERM INVESTMENTS – 2.8%
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note
1.480%, 04/09/2018 *	$10,000,000	$9,996,770
1.520%, 04/02/2018 *	10,000,000	10,000,000
1.525%, 04/03/2018 *	30,000,000	29,998,620
1.535%, 04/10/2018 *	50,000,000	49,981,550
1.540%, 04/06/2018 *	10,000,000	9,998,160
1.690%, 05/01/2018 *	20,000,000	19,972,620
		129,947,720
Repurchase agreement – 0.3%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $13,901,143 on 4-2-18,
collateralized by $14,815,000
U.S. Treasury Notes, 2.000% due
2-15-25 (valued at $14,180,666,
including interest)	13,900,000	13,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $143,844,254)		$143,847,720
Total Investments (500 Index Trust)
(Cost $2,664,491,134) – 100.2%		$5,062,062,226
Other assets and liabilities, net – (0.2%)		(11,907,218)
TOTAL NET ASSETS – 100.0%		$5,050,155,008

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $17,361,848.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P 500 Index E-Mini Futures	1,206	Long	Jun 2018	$165,357,753	$159,372,900	$(5,984,853)
						$(5,984,853)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 31.4%
U.S. Government – 9.6%
U.S. Treasury Bonds
2.500%, 02/15/2045		$4,501,000	$4,100,888
2.750%, 11/15/2042 to 11/15/2047		19,363,000	18,551,341
3.000%, 02/15/2047		15,642,000	15,691,292
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2025		1,311,525	1,293,853
U.S. Treasury Notes
2.000%, 07/31/2022 to 02/15/2025		3,700,000	3,586,820
2.375%, 12/31/2020 to 05/15/2027		8,500,000	8,316,467
2.750%, 02/15/2028		17,665,000	17,660,677
			69,201,338
U.S. Government Agency – 21.8%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 04/01/2047		7,496,851	7,347,430
3.500%, 10/01/2046 to 11/01/2047		17,395,333	17,528,802
4.000%, 01/01/2041 to 02/01/2044		2,545,530	2,643,058
4.500%, 09/01/2023 to 10/01/2041		3,224,759	3,403,822
5.000%, 03/01/2041		231,993	250,501
Federal National Mortgage Association
3.000%, TBA (A)		27,250,000	26,585,035
3.000%, 07/01/2027 to 10/01/2047		7,108,290	6,987,483
3.371%, (12 month LIBOR +
1.596%), 08/01/2034 (B)		648,112	673,066
3.500%, TBA (A)		22,145,000	22,196,124
3.500%, 02/01/2026 to 11/01/2047		14,553,327	14,708,230
3.747%, (6 month LIBOR + 2.122%),
07/01/2033 (B)		21,347	22,297
4.000%, TBA (A)		14,000,000	14,365,341
4.000%, 10/01/2025 to 07/01/2046		15,598,616	16,092,980
4.500%, 08/01/2040 to 08/01/2041		7,463,781	7,887,287
5.000%, 05/01/2018 to 04/01/2041		4,482,599	4,838,751
5.500%, 09/01/2034 to 11/01/2039		4,073,187	4,460,833
6.000%, 05/01/2035 to 02/01/2036		2,568,085	2,864,491
6.500%, 01/01/2039		612,606	690,727
7.000%, 09/01/2031 to 06/01/2032		168,701	194,625
7.500%, 09/01/2029 to 08/01/2031		39,624	45,570
Government National
Mortgage Association
4.000%, 02/15/2041		2,586,150	2,682,934
5.000%, 04/15/2035		338,254	363,621
5.500%, 03/15/2035		317,390	348,240
6.000%, 03/15/2033 to 06/15/2033		215,081	241,408
6.500%, 09/15/2028 to 08/15/2031		55,843	62,915
7.000%, 04/15/2029		45,674	52,101
8.000%, 10/15/2026		21,951	25,083
			157,562,755
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $225,721,573)			$226,764,093

FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Argentina – 0.2%
Provincia de Buenos Aires
7.875%, 06/15/2027 (C)		$260,000	269,750
Republic of Argentina
5.875%, 01/11/2028 (D)		361,000	339,521
6.875%, 01/26/2027		110,000	112,145
7.500%, 04/22/2026 (D)		300,000	320,400
8.280%, 12/31/2033		140,204	153,523
Republic of Argentina, GDP-Linked Note
5.104%, 12/15/2035 (E)*	ARS	19,532,033	80,522
			1,275,861
Brazil – 0.1%
Federative Republic of Brazil
10.000%, 01/01/2023	BRL	2,785,000	$901,380
Egypt – 0.1%
Arab Republic of Egypt
5.577%, 02/21/2023 (C)		$370,000	375,254
Germany – 0.2%
Federal Republic of Germany
6.250%, 01/04/2030	EUR	725,000	1,468,152
Mexico – 0.1%
Government of Mexico
8.000%, 12/07/2023	MXN	11,861,100	675,946
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	475,580
9.375%, 04/01/2029		130,000	189,475
			665,055
United Kingdom – 0.0%
Government of United Kingdom
6.000%, 12/07/2028	GBP	85,000	173,176
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,196,037)			$5,534,824

CORPORATE BONDS – 41.3%
Consumer discretionary – 4.6%
21st Century Fox America, Inc.
6.650%, 11/15/2037		$500,000	651,023
6.750%, 01/09/2038		108,000	141,177
7.750%, 12/01/2045		491,000	737,002
Advance Auto Parts, Inc.
4.500%, 12/01/2023		650,000	672,540
Altice Financing SA
6.625%, 02/15/2023 (C)		275,000	272,250
Amazon.com, Inc.
3.150%, 08/22/2027 (C)		785,000	756,871
4.050%, 08/22/2047 (C)		780,000	774,273
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (D)		435,000	427,388
AutoZone, Inc.
3.125%, 04/21/2026		535,000	508,414
Booking Holdings, Inc.
2.750%, 03/15/2023		380,000	366,579
Brinker International, Inc.
3.875%, 05/15/2023		740,000	706,700
Cablevision Systems Corp.
5.875%, 09/15/2022 (D)		280,000	277,816
CBS Corp.
3.375%, 03/01/2022		175,000	174,195
3.700%, 08/15/2024		280,000	278,135
CCM Merger, Inc.
6.000%, 03/15/2022 (C)		260,000	262,600
Cengage Learning, Inc.
9.500%, 06/15/2024 (C)(D)		350,000	268,625
Charter Communications Operating LLC
4.200%, 03/15/2028		782,000	748,030
6.484%, 10/23/2045		735,000	805,610
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		329,000	334,758
Comcast Corp.
3.969%, 11/01/2047		633,000	599,056
3.999%, 11/01/2049		761,000	712,278
Daimler Finance North America LLC
2.200%, 05/05/2020 (C)		280,000	274,754
Eldorado Resorts, Inc.
7.000%, 08/01/2023		95,000	100,510

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Expedia Group, Inc.
3.800%, 02/15/2028	$778,000	$722,561
5.000%, 02/15/2026	760,000	783,716
Ford Motor Company
4.750%, 01/15/2043	215,000	195,760
Ford Motor Credit Company LLC
3.336%, 03/18/2021	350,000	347,806
5.875%, 08/02/2021	689,000	735,056
General Motors Company
4.875%, 10/02/2023	596,000	621,716
General Motors Financial Company, Inc.
4.000%, 01/15/2025	570,000	561,690
4.300%, 07/13/2025	539,000	539,483
GLP Capital LP
5.375%, 04/15/2026	285,000	289,275
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (C)	466,115	466,842
Hilton Grand Vacations Borrower LLC
6.125%, 12/01/2024	110,000	116,875
Historic TW, Inc.
7.570%, 02/01/2024	716,000	848,849
Hyatt Hotels Corp.
3.375%, 07/15/2023	660,000	653,641
International Game Technology PLC
6.500%, 02/15/2025 (C)	245,000	262,456
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (C)	168,000	178,080
L Brands, Inc.
6.625%, 04/01/2021	331,000	351,688
6.875%, 11/01/2035	179,000	173,630
Laureate Education, Inc.
8.250%, 05/01/2025 (C)	169,000	181,253
Lear Corp.
5.250%, 01/15/2025	352,000	371,878
Macy’s Retail Holdings, Inc.
3.625%, 06/01/2024 (D)	531,000	510,506
Marriott International, Inc.
3.125%, 06/15/2026	500,000	473,595
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (C)(D)	262,000	250,477
MDC Holdings, Inc.
5.500%, 01/15/2024	670,000	680,050
MDC Partners, Inc.
6.500%, 05/01/2024 (C)	357,000	347,183
Meredith Corp.
6.875%, 02/01/2026 (C)	449,000	460,786
Midcontinent Communications
6.875%, 08/15/2023 (C)	215,000	226,019
Myriad International Holdings BV
5.500%, 07/21/2025 (C)	365,000	387,013
National CineMedia LLC
6.000%, 04/15/2022	146,000	147,460
Nemak SAB de CV
4.750%, 01/23/2025 (C)	260,000	258,076
Netflix, Inc.
4.875%, 04/15/2028 (C)	390,000	375,024
QVC, Inc.
4.375%, 03/15/2023	410,000	410,209
5.125%, 07/02/2022	250,000	257,782
5.450%, 08/15/2034	245,000	235,831
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	600,000	592,199
Service Corp. International
5.375%, 05/15/2024	300,000	311,715
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (C)	195,000	193,538
Sirius XM Radio, Inc.
5.000%, 08/01/2027 (C)	671,000	630,740
5.375%, 07/15/2026 (C)	350,000	345,625
Time Warner Cable LLC
5.500%, 09/01/2041	450,000	446,442
Time Warner Entertainment Company LP
8.375%, 07/15/2033	300,000	390,084
Time Warner, Inc.
3.800%, 02/15/2027	372,000	359,427
7.625%, 04/15/2031	451,000	584,516
Toll Brothers Finance Corp.
4.000%, 12/31/2018	600,000	603,720
Viacom, Inc.
4.375%, 03/15/2043	942,000	842,786
5.850%, 09/01/2043	684,000	744,226
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%)
02/28/2057 (D)	350,000	355,250
Vista Outdoor, Inc.
5.875%, 10/01/2023 (D)	361,000	336,633
Waterford Gaming LLC
8.625%, 09/15/2014 (C)(F)(G)	341,969	0
WMG Acquisition Corp.
4.875%, 11/01/2024 (C)	230,000	228,275
5.500%, 04/15/2026 (C)	89,000	89,445
Wyndham Worldwide Corp.
4.500%, 04/01/2027	700,000	694,868
Yum! Brands, Inc.
5.350%, 11/01/2043	600,000	543,000
6.875%, 11/15/2037	292,000	310,980
		32,876,319
Consumer staples – 1.8%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (C)	315,000	305,300
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	1,020,000	1,098,198
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	734,060
4.600%, 04/15/2048	385,000	397,532
Bunge, Ltd. Finance Corp.
3.250%, 08/15/2026	500,000	469,787
8.500%, 06/15/2019	394,000	418,598
CVS Health Corp.
3.350%, 03/09/2021	940,000	944,952
5.050%, 03/25/2048	880,000	923,700
CVS Pass-Through Trust
8.353%, 07/10/2031 (C)	1,051,019	1,291,826
Fomento Economico Mexicano SAB de CV
4.375%, 05/10/2043	1,000,000	1,014,325
Kraft Heinz Foods Company
4.875%, 02/15/2025 (C)	312,000	325,245
5.200%, 07/15/2045	222,000	225,262
6.125%, 08/23/2018	817,000	828,288
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (C)	295,000	280,250
Molson Coors Brewing Company
3.000%, 07/15/2026	330,000	304,849
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (C)	325,000	318,275
Natura Cosmeticos SA
5.375%, 02/01/2023 (C)	475,000	475,475

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Post Holdings, Inc.
5.625%, 01/15/2028 (C)	$85,000	$81,175
Revlon Consumer Products Corp.
6.250%, 08/01/2024	515,000	317,369
Reynolds American, Inc.
4.850%, 09/15/2023	1,000,000	1,055,125
Simmons Foods, Inc.
5.750%, 11/01/2024 (C)	165,000	149,738
The Kroger Company
7.000%, 05/01/2018	1,105,000	1,108,968
Vector Group, Ltd.
6.125%, 02/01/2025 (C)	190,000	190,000
		13,258,297
Energy – 6.2%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	400,000	383,080
5.550%, 03/15/2026	800,000	872,837
Andeavor Logistics LP
4.250%, 12/01/2027	221,000	215,301
5.250%, 01/15/2025	195,000	198,247
6.375%, 05/01/2024	365,000	387,813
Antero Midstream Partners LP
5.375%, 09/15/2024	380,000	382,850
Antero Resources Corp.
5.125%, 12/01/2022	350,000	352,625
Apache Corp.
5.100%, 09/01/2040	325,000	332,180
Boardwalk Pipelines LP
3.375%, 02/01/2023	850,000	820,836
4.450%, 07/15/2027	263,000	255,526
BP Capital Markets PLC
2.750%, 05/10/2023	530,000	515,451
Buckeye Partners LP
3.950%, 12/01/2026	500,000	471,751
Cameron International Corp.
5.950%, 06/01/2041	1,178,000	1,412,746
Cenovus Energy, Inc.
4.450%, 09/15/2042	445,000	396,524
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	275,000	272,938
5.875%, 03/31/2025	220,000	230,175
Cimarex Energy Company
4.375%, 06/01/2024	745,000	766,363
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (C)	545,000	616,331
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (C)	247,000	241,533
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	550,000	554,824
ConocoPhillips Company
5.950%, 03/15/2046	575,000	740,740
Continental Resources, Inc.
4.900%, 06/01/2044	400,000	383,000
5.000%, 09/15/2022	746,000	756,258
CSI Compressco LP
7.250%, 08/15/2022	385,000	361,900
7.500%, 04/01/2025 (C)	180,000	181,800
DCP Midstream Operating LP
2.700%, 04/01/2019	330,000	326,700
9.750%, 03/15/2019 (C)	255,000	269,025
DCP Midstream Operating LP (5.850%
to 5-21-23, then 3 month LIBOR +
3.850%) 05/21/2043 (C)	355,000	335,475
Devon Energy Corp.
5.000%, 06/15/2045	600,000	636,635
Devon Financing Company LLC
7.875%, 09/30/2031	874,000	1,204,162
Enbridge Energy Partners LP
4.375%, 10/15/2020	440,000	449,689
7.500%, 04/15/2038	600,000	758,614
Enbridge Energy Partners LP (3 month
LIBOR + 3.798%) 5.492%,
10/01/2077 (B)	285,000	277,770
Enbridge, Inc. (5.500% to 7-15-27, then
3 month LIBOR + 3.418%)
07/15/2077	460,000	435,850
Enbridge, Inc. (6.250% to 3-1-28, then 3
month LIBOR + 3.641%) 03/01/2078	349,000	345,211
Energen Corp.
4.625%, 09/01/2021	500,000	491,250
Energy Transfer Equity LP
5.875%, 01/15/2024	265,000	273,613
Energy Transfer Partners LP
4.150%, 10/01/2020	1,000,000	1,013,758
4.200%, 04/15/2027 (D)	181,000	174,622
5.000%, 10/01/2022	145,000	150,697
5.150%, 03/15/2045	405,000	369,545
5.875%, 03/01/2022	45,000	48,012
5.950%, 10/01/2043	300,000	300,946
9.700%, 03/15/2019	135,000	143,179
EnLink Midstream Partners LP
4.850%, 07/15/2026	432,000	436,209
EnLink Midstream Partners LP (6.000%
to 12-15-22, then 3 month LIBOR +
4.110%) 12/15/2022 (H)	290,000	270,425
Enterprise Products Operating LLC
6.650%, 04/15/2018	750,000	750,844
6.875%, 03/01/2033	471,000	592,557
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) 5.481%,
08/01/2066 (B)	435,000	436,113
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	705,000	685,613
Fortive Corp.
3.150%, 06/15/2026	700,000	670,312
Gulfport Energy Corp.
6.000%, 10/15/2024	356,000	337,755
Hess Corp.
5.600%, 02/15/2041	400,000	407,991
5.800%, 04/01/2047	658,000	690,571
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	521,547
7.300%, 08/15/2033	603,000	730,071
7.750%, 03/15/2032	240,000	300,082
Lukoil International Finance BV
3.416%, 04/24/2018 (C)	220,000	220,000
Marathon Oil Corp.
6.800%, 03/15/2032	785,000	938,609
MPLX LP
4.000%, 03/15/2028	420,000	413,838
Murphy Oil Corp.
5.750%, 08/15/2025	222,000	218,670
National Oilwell Varco, Inc.
2.600%, 12/01/2022	600,000	572,808
Newfield Exploration Company
5.625%, 07/01/2024	690,000	727,950
5.750%, 01/30/2022	400,000	418,000
Nexen Energy ULC
6.400%, 05/15/2037	775,000	956,496

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Noble Energy, Inc.
4.150%, 12/15/2021	$600,000	$613,008
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	310,000
NuStar Logistics LP
5.625%, 04/28/2027	102,000	98,940
Occidental Petroleum Corp.
3.400%, 04/15/2026	310,000	306,452
ONEOK Partners LP
5.000%, 09/15/2023	220,000	231,975
6.650%, 10/01/2036	835,000	1,005,036
Petrobras Global Finance BV
5.625%, 05/20/2043	733,000	639,543
7.375%, 01/17/2027	565,000	611,613
Petroleos Mexicanos
4.875%, 01/24/2022	450,000	461,205
5.375%, 03/13/2022	115,000	119,313
Plains All American Pipeline LP
4.900%, 02/15/2045	750,000	688,591
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	358,000	352,321
5.000%, 03/15/2027	336,000	348,864
5.750%, 05/15/2024	585,000	629,441
5.875%, 06/30/2026	200,000	218,480
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (C)	550,000	524,455
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,080,000	1,049,010
3.900%, 07/15/2026	575,000	545,880
4.400%, 04/01/2021	424,000	432,997
5.400%, 10/01/2047	200,000	190,231
Tapstone Energy LLC
9.750%, 06/01/2022 (C)	150,000	124,500
Teekay Offshore Partners LP
6.000%, 07/30/2019	425,000	424,469
The Williams Companies, Inc.
4.550%, 06/24/2024	620,000	624,321
5.750%, 06/24/2044	330,000	348,975
USA Compression Partners LP
6.875%, 04/01/2026 (C)	62,000	62,930
Williams Partners LP
3.750%, 06/15/2027	375,000	358,273
4.300%, 03/04/2024	700,000	709,292
WPX Energy, Inc.
5.250%, 09/15/2024	135,000	132,975
6.000%, 01/15/2022	258,000	265,095
YPF SA
8.500%, 07/28/2025 (C)(D)	455,000	502,243
		44,335,271
Financials – 13.0%
Ally Financial, Inc.
3.250%, 11/05/2018	290,000	290,363
5.125%, 09/30/2024	680,000	694,450
American Express Company
2.500%, 08/01/2022	575,000	554,467
American International Group, Inc.
3.900%, 04/01/2026	830,000	820,988
American International Group, Inc.
(6.250% to 3-15-37, then 3 month
LIBOR + 2.056%) 03/15/2087	100,000	106,000
Ameriprise Financial, Inc.
2.875%, 09/15/2026	500,000	472,439
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%) 09/01/2024	420,000	431,506
Ares Capital Corp.
3.625%, 01/19/2022	396,000	390,466
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (C)	280,000	262,500
Assurant, Inc.
4.000%, 03/15/2023	1,260,000	1,270,443
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	410,000	401,586
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (C)(D)(H)	235,000	249,688
AXA SA
8.600%, 12/15/2030	220,000	299,200
AXA SA (6.463% to 12-14-18, then 3
month LIBOR + 1.449%)
12/14/2018 (C)(H)	1,440,000	1,422,000
Bank of America Corp.
3.950%, 04/21/2025	573,000	567,645
4.200%, 08/26/2024	225,000	228,107
4.250%, 10/22/2026	174,000	175,110
4.450%, 03/03/2026	715,000	729,977
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023 (C)	1,149,000	1,126,628
Bank of America Corp. (3.419% to
12-20-27, then 3 month LIBOR +
1.040%) 12/20/2028 (C)	1,087,000	1,040,492
Bank of America Corp. (6.300% to
3-10-26, then 3 month LIBOR +
4.553%) 03/10/2026 (H)	680,000	729,300
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (C)	435,000	425,752
Barclays Bank PLC
2.650%, 01/11/2021	980,000	967,695
10.179%, 06/12/2021 (C)	235,000	275,794
Barclays PLC
4.375%, 01/12/2026	300,000	300,311
BPCE SA
4.500%, 03/15/2025 (C)	405,000	406,460
5.700%, 10/22/2023 (C)	340,000	364,161
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (C)	700,000	649,018
Canadian Imperial Bank of Commerce
2.700%, 02/02/2021	1,040,000	1,029,076
Capital One Financial Corp.
2.400%, 10/30/2020	300,000	294,018
2.450%, 04/24/2019	325,000	323,525
3.500%, 06/15/2023	1,023,000	1,009,424
3.750%, 07/28/2026	1,190,000	1,132,403
4.200%, 10/29/2025	525,000	519,909
Citigroup, Inc.
2.350%, 08/02/2021	555,000	538,787
3.500%, 05/15/2023	1,060,000	1,046,951
4.500%, 01/14/2022	1,000,000	1,038,864
4.600%, 03/09/2026	746,000	764,765
Citigroup, Inc. (5.875% to 3-27-20, then
3 month LIBOR + 4.059%)
03/27/2020 (H)	502,000	518,315

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.250% to 8-15-26, then
3 month LIBOR + 4.517%)
08/15/2026 (H)	$590,000	$623,188
Citizens Bank NA
2.200%, 05/26/2020	595,000	582,533
CNO Financial Group, Inc.
5.250%, 05/30/2025	410,000	413,075
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (C)(H)	308,000	336,801
Credit Acceptance Corp.
6.125%, 02/15/2021	325,000	327,340
Credit Agricole SA
4.375%, 03/17/2025 (C)	600,000	597,704
Credit Agricole SA (7.875% to 1-23-24,
then 5 Year U.S. Swap Rate +
4.898%) 01/23/2024 (C)(H)	310,000	336,815
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%) 09/19/2033 (C)	350,000	356,854
Credit Suisse Group AG (7.500% to
12-11-23, then 5 Year U.S. Swap Rate
+ 4.598%) 12/11/2023 (C)(H)	245,000	265,258
Credit Suisse Group Funding
Guernsey, Ltd.
4.550%, 04/17/2026	405,000	413,548
Credito Real SAB de CV
7.250%, 07/20/2023 (C)	185,000	194,250
Credito Real SAB de CV (9.125% to
11-29-22, then 10 Year CMT +
7.026%) 11/29/2022 (C)(H)	300,000	307,500
Discover Financial Services
3.950%, 11/06/2024	615,000	608,112
4.100%, 02/09/2027	167,000	165,551
5.200%, 04/27/2022	115,000	120,557
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (C)	38,771	39,644
Enova International, Inc.
8.500%, 09/01/2024 (C)	77,000	81,235
9.750%, 06/01/2021	290,000	305,225
Exela Intermediate LLC
10.000%, 07/15/2023 (C)	180,000	182,025
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (H)	402,000	395,970
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	197,000	207,737
Freedom Mortgage Corp.
8.125%, 11/15/2024 (C)	350,000	358,750
FS Investment Corp.
4.000%, 07/15/2019	230,000	231,132
4.250%, 01/15/2020	225,000	227,035
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (H)	185,000	187,313
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (H)	460,000	485,875
ING Bank NV
5.800%, 09/25/2023 (C)	280,000	302,538
ING Groep NV (6.500% to 4-16-25, then
5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (D)(H)	200,000	206,250
Invesco Finance PLC
3.125%, 11/30/2022	850,000	842,940
Jefferies Group LLC
4.150%, 01/23/2030	495,000	461,113
4.850%, 01/15/2027	519,000	530,415
5.125%, 04/13/2018	600,000	600,336
8.500%, 07/15/2019	1,340,000	1,431,870
JPMorgan Chase & Co.
2.400%, 06/07/2021	800,000	781,343
3.200%, 06/15/2026	475,000	455,391
3.375%, 05/01/2023	1,250,000	1,233,709
4.125%, 12/15/2026	600,000	602,598
4.500%, 01/24/2022	1,300,000	1,351,319
6.300%, 04/23/2019	1,000,000	1,037,496
JPMorgan Chase & Co. (5.300% to
5-1-20, then 3 month LIBOR +
3.800%) 05/01/2020 (H)	530,000	544,310
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (H)	520,000	567,320
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 to 10/01/2025 (C)	330,000	319,500
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	661,699
4.750%, 03/15/2026	825,000	862,149
Leucadia National Corp.
5.500%, 10/18/2023	1,425,000	1,464,638
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (C)	1,000,000	1,020,247
7.800%, 03/07/2087 (C)	510,000	631,125
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,057,085
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (C)	200,000	207,500
Lloyds Banking Group PLC
4.650%, 03/24/2026	880,000	882,704
Lloyds Banking Group PLC (7.500% to
6-27-24, then 5 Year U.S. Swap Rate
+ 4.760%) 06/27/2024 (H)	305,000	330,544
Loews Corp.
2.625%, 05/15/2023	630,000	607,628
3.750%, 04/01/2026	825,000	831,917
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (H)	315,000	314,213
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (C)	405,000	410,421
Macquarie Group, Ltd.
3.000%, 12/03/2018 (C)	650,000	650,454
Markel Corp.
5.000%, 03/30/2043	1,270,000	1,340,279
5.350%, 06/01/2021	800,000	847,670
MetLife, Inc.
3.000%, 03/01/2025	300,000	288,308
6.400%, 12/15/2066	300,000	328,875
9.250%, 04/08/2068 (C)	220,000	299,200
MGIC Investment Corp.
5.750%, 08/15/2023	136,000	142,460
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,080,000	1,114,844
Morgan Stanley
3.875%, 01/27/2026	360,000	359,477
4.100%, 05/22/2023	900,000	911,785
5.500%, 01/26/2020	435,000	453,960
6.625%, 04/01/2018	470,000	470,000

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
7.300%, 05/13/2019	$610,000	$639,148
Morgan Stanley (5.450% to 7-15-19,
then 3 month LIBOR + 3.610%)
07/15/2019 (H)	200,000	203,550
MSCI, Inc.
5.250%, 11/15/2024 (C)	50,000	51,050
Nationstar Mortgage LLC
7.875%, 10/01/2020	160,000	163,200
Nationwide Mutual Insurance Company
(3 month LIBOR + 2.290%) 4.414%,
12/15/2024 (B)(C)	1,130,000	1,129,981
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (C)	410,000	426,400
PNC Bank NA
2.450%, 07/28/2022	525,000	508,298
2.500%, 01/22/2021	860,000	847,301
Popular, Inc.
7.000%, 07/01/2019	320,000	326,400
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	781,000	822,003
Quicken Loans, Inc.
5.250%, 01/15/2028 (C)	320,000	299,200
5.750%, 05/01/2025 (C)	410,000	408,975
Radian Group, Inc.
4.500%, 10/01/2024	190,000	185,725
5.250%, 06/15/2020	134,000	138,188
Raymond James Financial, Inc.
3.625%, 09/15/2026	500,000	489,728
4.950%, 07/15/2046	500,000	539,735
Regions Financial Corp.
2.750%, 08/14/2022	640,000	621,668
Santander Holdings USA, Inc.
2.700%, 05/24/2019	67,000	66,831
3.400%, 01/18/2023	360,000	351,804
3.700%, 03/28/2022	635,000	636,163
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (C)	345,000	347,080
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (C)(H)	470,000	499,963
Societe Generale SA (8.000% to 9-29-25,
then 5 Year U.S. ISDAFIX + 5.873%)
09/29/2025 (C)(H)	350,000	391,563
Societe Generale SA (8.250% to
11-29-18, then 5 Year U.S. Swap Rate
+ 6.394%) 11/29/2018 (H)	335,000	345,050
Springleaf Finance Corp.
6.875%, 03/15/2025	140,000	140,525
Standard Chartered PLC
2.100%, 08/19/2019 (C)	500,000	492,750
Stearns Holdings LLC
9.375%, 08/15/2020 (C)	120,000	122,100
Stifel Financial Corp.
4.250%, 07/18/2024	1,735,000	1,742,227
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 03/06/2019 (C)	570,000	565,623
SunTrust Bank
2.450%, 08/01/2022	605,000	582,708
SunTrust Bank (2.590% to 1-29-20, then
3 month LIBOR + 0.297%)
01/29/2021	715,000	710,166
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (C)	525,000	524,119
The Charles Schwab Corp. (7.000% to
2-1-22, then 3 month LIBOR +
4.820%) 02/01/2022 (D)(H)	1,000,000	1,105,000
The Goldman Sachs Group, Inc.
2.300%, 12/13/2019	820,000	811,151
3.625%, 01/22/2023	1,200,000	1,203,739
3.850%, 01/26/2027	840,000	828,892
The Hartford Financial Services
Group, Inc.
5.500%, 03/30/2020	500,000	522,700
6.625%, 03/30/2040	500,000	645,251
The Hartford Financial Services
Group, Inc. (8.125% to 6-15-18, then
3 month LIBOR + 4.603%)
06/15/2068	640,000	646,400
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (H)	385,000	385,732
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (H)	740,000	803,270
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,150,000	1,135,271
The Royal Bank of Scotland Group PLC
(8.000% to 8-10-25, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (D)(H)	300,000	328,875
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (H)	250,000	271,563
Trident Merger Sub, Inc.
6.625%, 11/01/2025 (C)	115,000	112,125
UBS AG
2.450%, 12/01/2020 (C)	730,000	716,749
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) 08/15/2023 (C)	545,000	526,653
Voya Financial, Inc.
4.800%, 06/15/2046	700,000	717,958
Voya Financial, Inc. (5.650% to 5-15-23,
then 3 month LIBOR + 3.580%)
05/15/2053	435,000	443,700
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 5.894%,
06/15/2018 (B)(H)	422,000	428,051
Wells Fargo & Company, Series M
3.450%, 02/13/2023	900,000	887,212
Wells Fargo & Company, Series MTN
4.650%, 11/04/2044	365,000	367,536
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) 06/15/2025 (H)	1,090,000	1,146,680
Wells Fargo Bank NA
2.400%, 01/15/2020	1,070,000	1,061,067
Westpac Banking Corp.
2.150%, 03/06/2020	845,000	832,155
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,436,503
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,079,248
		93,739,943

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care – 2.3%
Abbott Laboratories
3.750%, 11/30/2026	$1,200,000	$1,192,811
AbbVie, Inc.
3.600%, 05/14/2025	465,000	458,019
Agilent Technologies, Inc.
3.875%, 07/15/2023	670,000	679,458
Allergan Funding SCS
3.800%, 03/15/2025	450,000	442,019
Baxter International, Inc.
3.500%, 08/15/2046	500,000	437,291
Becton, Dickinson and Company
2.133%, 06/06/2019	470,000	464,647
Celgene Corp.
2.875%, 08/15/2020 to 02/19/2021	695,000	691,113
Cigna Corp.
4.500%, 03/15/2021	1,100,000	1,134,898
Community Health Systems, Inc.
5.125%, 08/01/2021 (D)	175,000	162,750
8.000%, 11/15/2019 (D)	125,000	112,500
DaVita, Inc.
5.000%, 05/01/2025	545,000	526,770
Express Scripts Holding Company
2.600%, 11/30/2020 (D)	640,000	628,414
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026	715,000	728,021
7.500%, 02/15/2022	270,000	296,663
MEDNAX, Inc.
5.250%, 12/01/2023 (C)	395,000	396,975
Mylan NV
2.500%, 06/07/2019	261,000	258,954
3.950%, 06/15/2026	1,347,000	1,305,692
5.250%, 06/15/2046	250,000	254,553
Mylan, Inc.
2.600%, 06/24/2018	670,000	669,384
Quintiles IMS, Inc.
4.875%, 05/15/2023 (C)	155,000	157,906
Select Medical Corp.
6.375%, 06/01/2021	430,000	436,450
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	715,000	703,139
3.200%, 09/23/2026	1,120,000	1,043,676
Team Health Holdings, Inc.
6.375%, 02/01/2025 (C)(D)	89,000	76,326
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	49,000	45,660
Teva Pharmaceutical Finance
Netherlands III BV
6.750%, 03/01/2028 (C)(D)	315,000	310,798
UnitedHealth Group, Inc.
5.800%, 03/15/2036	540,000	661,097
Universal Health Services, Inc.
4.750%, 08/01/2022 (C)	345,000	350,398
5.000%, 06/01/2026 (C)	423,000	425,115
Valeant Pharmaceuticals
International, Inc.
6.125%, 04/15/2025 (C)	490,000	422,870
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	852,000	826,286
		16,300,653
Industrials – 3.8%
AECOM
5.125%, 03/15/2027	570,000	550,763
AerCap Global Aviation Trust (6.500%
to 6-15-25, then 3 month LIBOR +
4.300%) 06/15/2045 (C)	285,000	307,444
AerCap Ireland Capital DAC
4.625%, 10/30/2020	410,000	421,962
5.000%, 10/01/2021	512,000	532,850
Ahern Rentals, Inc.
7.375%, 05/15/2023 (C)	532,000	517,370
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 11/15/2026 (C)	242,767	244,855
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (C)	185,000	185,463
Air Canada 2017-1 Class B Pass
Through Trust
3.700%, 07/15/2027 (C)	260,000	254,589
Air Lease Corp.
3.000%, 09/15/2023	400,000	383,108
3.375%, 01/15/2019	135,000	135,499
4.750%, 03/01/2020	500,000	513,995
Aircastle, Ltd.
5.500%, 02/15/2022	225,000	234,563
6.250%, 12/01/2019	100,000	104,000
7.625%, 04/15/2020	125,000	133,750
American Airlines 2001-1 Class A-1 Pass
Through Trust
6.977%, 11/23/2022	164,936	171,121
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	380,348	395,562
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	196,819	192,144
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	210,040	206,364
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	403,723	404,692
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	254,665	253,746
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	326,740	323,881
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	225,000	221,558
Arconic, Inc.
5.125%, 10/01/2024	439,000	446,683
Ashtead Capital, Inc.
4.375%, 08/15/2027 (C)	350,000	332,500
Azul Investments LLP
5.875%, 10/26/2024 (C)	385,000	378,744
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (C)	387,184	401,897
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (C)	116,300	119,579
British Airways 2018-1 Class AA Pass
Through Trust
3.800%, 03/20/2033 (C)	134,000	134,670

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	$52,965	$54,257
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	27,504	27,504
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	226,468	242,368
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	92,465	95,701
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	148,398	160,670
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	98,031	99,317
Delta Air Lines, Inc.
3.625%, 03/15/2022	650,000	649,019
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (C)	340,000	353,678
EnerSys
5.000%, 04/30/2023 (C)	145,000	147,356
Equifax, Inc.
7.000%, 07/01/2037	105,000	128,701
GATX Corp.
3.850%, 03/30/2027	800,000	784,927
General Electric Company
2.700%, 10/09/2022	1,100,000	1,066,354
General Electric Company (3 month
LIBOR + 0.480%) 2.319%,
08/15/2036 (B)	140,000	119,093
H&E Equipment Services, Inc.
5.625%, 09/01/2025	175,000	176,531
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (C)	100,000	105,346
IHS Markit, Ltd.
4.000%, 03/01/2026 (C)	175,000	168,000
4.750%, 02/15/2025 (C)	150,000	152,250
5.000%, 11/01/2022 (C)	210,000	217,875
International Lease Finance Corp.
5.875%, 04/01/2019	160,000	164,357
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	700,000	704,793
Kratos Defense & Security
Solutions, Inc.
6.500%, 11/30/2025 (C)	290,000	300,150
Lennox International, Inc.
3.000%, 11/15/2023	800,000	779,186
Lockheed Martin Corp.
4.700%, 05/15/2046	430,000	465,814
LSC Communications, Inc.
8.750%, 10/15/2023 (C)	395,000	406,475
Masco Corp.
4.375%, 04/01/2026	720,000	731,232
4.450%, 04/01/2025	195,000	199,485
Neovia Logistics Services LLC
8.875%, 08/01/2020 (C)	126,000	98,753
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	84,335	88,822
Owens Corning
4.200%, 12/15/2022	285,000	292,630
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (C)	150,000	162,563
Ryder System, Inc.
2.450%, 11/15/2018	900,000	899,267
Stanley Black & Decker, Inc. (5.750% to
12-15-18, then 3 month LIBOR +
4.304%) 12/15/2053	650,000	656,500
Tervita Escrow Corp.
7.625%, 12/01/2021 (C)	85,000	86,238
Textron, Inc.
7.250%, 10/01/2019	115,000	122,197
The Dun & Bradstreet Corp.
4.625%, 12/01/2022	700,000	704,167
TTX Company
4.200%, 07/01/2046 (C)	700,000	691,764
Tutor Perini Corp.
6.875%, 05/01/2025 (C)	115,000	118,450
Tyco Electronics Group SA
2.375%, 12/17/2018	980,000	977,494
4.875%, 01/15/2021	500,000	523,684
Union Pacific Corp.
4.163%, 07/15/2022	1,137,000	1,187,132
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	492,944	488,951
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	287,567	291,306
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	374,843	366,232
United Airlines 2016-1 Class B Pass
Through Trust
3.650%, 01/07/2026	355,000	347,753
United Rentals North America, Inc.
4.875%, 01/15/2028	440,000	424,600
5.500%, 07/15/2025	390,000	399,263
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	179,914	194,019
Verisk Analytics, Inc.
4.000%, 06/15/2025	620,000	623,638
XPO Logistics, Inc.
6.500%, 06/15/2022 (C)	375,000	386,719
		27,135,933
Information technology – 2.1%
Activision Blizzard, Inc.
3.400%, 09/15/2026	483,000	471,744
6.125%, 09/15/2023 (C)	430,000	449,768
Advanced Micro Devices, Inc.
7.000%, 07/01/2024	230,000	241,500
Autodesk, Inc.
3.500%, 06/15/2027	497,000	474,114
Broadcom Corp.
2.375%, 01/15/2020	585,000	576,778
3.875%, 01/15/2027	1,478,000	1,436,124
CA, Inc.
3.600%, 08/15/2022	415,000	418,546
CDW LLC
5.000%, 09/01/2025	64,000	63,680
Citrix Systems, Inc.
4.500%, 12/01/2027	580,000	573,365
Dell International LLC
6.020%, 06/15/2026 (C)	890,000	957,928
7.125%, 06/15/2024 (C)	120,000	128,100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC (continued)
8.350%, 07/15/2046 (C)	$300,000	$380,530
eBay, Inc.
2.150%, 06/05/2020	398,000	390,511
3.800%, 03/09/2022	520,000	528,268
Electronic Arts, Inc.
4.800%, 03/01/2026	700,000	749,341
Fiserv, Inc.
3.850%, 06/01/2025	614,000	619,400
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (C)	558,000	550,598
j2 Cloud Services LLC
6.000%, 07/15/2025 (C)	160,000	163,800
Match Group, Inc.
5.000%, 12/15/2027 (C)	25,000	24,625
6.375%, 06/01/2024	303,000	322,316
Microsoft Corp.
4.450%, 11/03/2045	600,000	663,041
Motorola Solutions, Inc.
4.600%, 02/23/2028	340,000	342,010
NetApp, Inc.
2.000%, 09/27/2019	435,000	428,225
Nokia OYJ
4.375%, 06/12/2027	205,000	192,444
NXP BV
4.625%, 06/01/2023 (C)	815,000	829,507
Open Text Corp.
5.875%, 06/01/2026 (C)	160,000	164,552
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	487,954
Tech Data Corp.
4.950%, 02/15/2027	650,000	649,819
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	640,000	635,221
VeriSign, Inc.
4.750%, 07/15/2027	195,000	186,713
5.250%, 04/01/2025	205,000	208,075
VMware, Inc.
2.950%, 08/21/2022	430,000	411,963
Western Digital Corp.
4.750%, 02/15/2026	460,000	458,988
		15,179,548
Materials – 1.6%
Anglo American Capital PLC
4.125%, 09/27/2022 (C)	400,000	404,774
4.750%, 04/10/2027 (C)	215,000	217,363
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (C)	190,000	190,950
Bemis Company, Inc.
3.100%, 09/15/2026	500,000	467,588
Braskem Finance, Ltd.
7.000%, 05/07/2020 (C)	335,000	355,241
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (C)	390,000	379,626
Cemex SAB de CV
6.125%, 05/05/2025 (C)(D)	400,000	416,080
CF Industries, Inc.
4.950%, 06/01/2043	175,000	152,688
Commercial Metals Company
5.375%, 07/15/2027	110,000	108,350
Cydsa SAB de CV
6.250%, 10/04/2027 (C)	360,000	356,850
Eastman Chemical Company
4.500%, 01/15/2021	68,000	70,249
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (C)	250,000	237,500
7.500%, 04/01/2025 (C)	200,000	196,375
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	500,000	459,850
Klabin Finance SA
4.875%, 09/19/2027 (C)	200,000	192,250
Methanex Corp.
5.650%, 12/01/2044	450,000	449,000
Mexichem SAB de CV
4.000%, 10/04/2027 (C)	245,000	232,750
5.500%, 01/15/2048 (C)	430,000	400,438
Norbord, Inc.
6.250%, 04/15/2023 (C)	185,000	194,713
NOVA Chemicals Corp.
5.000%, 05/01/2025 (C)	520,000	499,044
Novelis Corp.
5.875%, 09/30/2026 (C)	100,000	98,500
Olin Corp.
5.000%, 02/01/2030	115,000	110,113
Platform Specialty Products Corp.
6.500%, 02/01/2022 (C)	571,000	580,279
The Chemours Company
6.625%, 05/15/2023	614,000	644,700
The Dow Chemical Company
3.000%, 11/15/2022	270,000	265,018
4.125%, 11/15/2021	1,000,000	1,028,289
The Mosaic Company
4.250%, 11/15/2023	600,000	611,698
The Sherwin-Williams Company
2.250%, 05/15/2020	315,000	309,734
4.200%, 01/15/2022	1,000,000	1,029,579
U.S. Concrete, Inc.
6.375%, 06/01/2024	200,000	207,500
Vale Overseas, Ltd.
6.250%, 08/10/2026	342,000	383,143
Vedanta Resources PLC
6.125%, 08/09/2024 (C)	270,000	263,828
6.375%, 07/30/2022 (C)	325,000	331,013
		11,845,073
Real estate – 2.2%
American Homes 4 Rent LP
4.250%, 02/15/2028	415,000	406,389
American Tower Corp.
3.400%, 02/15/2019	275,000	275,967
3.550%, 07/15/2027	662,000	627,595
4.700%, 03/15/2022	310,000	323,432
5.000%, 02/15/2024	670,000	706,963
5.900%, 11/01/2021	800,000	866,281
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	600,000	592,443
Crown Castle Towers LLC
4.883%, 08/15/2040 (C)	525,000	543,430
EPR Properties
5.750%, 08/15/2022	500,000	534,060
Equinix, Inc.
5.375%, 05/15/2027	175,000	177,625
Equity Commonwealth
5.875%, 09/15/2020	700,000	727,962
ERP Operating LP
3.375%, 06/01/2025	300,000	296,044
Essex Portfolio LP
3.625%, 05/01/2027	500,000	487,529

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
HCP, Inc.
3.875%, 08/15/2024	$800,000	$792,804
Healthcare Trust of America
Holdings LP
3.500%, 08/01/2026	500,000	476,185
Iron Mountain, Inc.
4.875%, 09/15/2027 (C)	280,000	259,700
5.750%, 08/15/2024	415,000	402,031
6.000%, 08/15/2023	525,000	542,645
Kimco Realty Corp.
6.875%, 10/01/2019	755,000	797,843
National Retail Properties, Inc.
3.300%, 04/15/2023 (D)	660,000	651,671
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	225,000	219,878
4.950%, 04/01/2024	845,000	862,132
5.250%, 01/15/2026	160,000	162,355
Piedmont Operating Partnership LP
4.450%, 03/15/2024	500,000	508,421
SL Green Operating Partnership LP
3.250%, 10/15/2022	500,000	487,479
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	841,336
Ventas Realty LP
3.500%, 02/01/2025	529,000	514,819
VEREIT Operating Partnership LP
4.600%, 02/06/2024	372,000	376,661
Vornado Realty LP
5.000%, 01/15/2022	650,000	682,006
Weingarten Realty Investors
3.375%, 10/15/2022	1,050,000	1,045,328
		16,189,014
Telecommunication services – 2.2%
AT&T, Inc.
4.350%, 06/15/2045	285,000	260,000
4.750%, 05/15/2046	410,000	397,538
5.450%, 03/01/2047	825,000	874,224
C&W Senior Financing DAC
6.875%, 09/15/2027 (C)	365,000	364,088
Cablevision SA
6.500%, 06/15/2021 (C)	240,000	249,929
CC Holdings GS V LLC
3.849%, 04/15/2023	365,000	366,442
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	861,590
Cincinnati Bell, Inc.
7.000%, 07/15/2024 (C)	482,000	431,390
Comunicaciones Celulares SA
6.875%, 02/06/2024 (C)	700,000	730,254
CSC Holdings LLC
5.375%, 02/01/2028 (C)	200,000	188,918
5.500%, 04/15/2027 (C)	230,000	220,225
Deutsche Telekom International Finance
BV
8.750%, 06/15/2030	758,000	1,071,036
Digicel Group, Ltd.
8.250%, 09/30/2020 (C)	195,000	167,700
Digicel, Ltd.
6.750%, 03/01/2023 (C)	360,000	324,407
GCI, Inc.
6.875%, 04/15/2025	250,000	261,875
Iridium Communications, Inc.
10.250%, 04/15/2023 (C)	81,000	83,228
Liquid Telecommunications Financing
PLC
8.500%, 07/13/2022 (C)	280,000	293,949
MTN Mauritius Investment, Ltd.
4.755%, 11/11/2024 (C)	140,000	134,225
Radiate Holdco LLC
6.625%, 02/15/2025 (C)	340,000	316,200
6.875%, 02/15/2023 (C)	120,000	116,100
Sprint Capital Corp.
6.875%, 11/15/2028	815,000	761,006
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (C)	319,375	317,379
Telecom Italia Capital SA
7.200%, 07/18/2036	415,000	486,588
Telecom Italia SpA
5.303%, 05/30/2024 (C)	335,000	340,863
T-Mobile USA, Inc.
4.750%, 02/01/2028	394,000	378,733
UPC Holding BV
5.500%, 01/15/2028 (C)	240,000	221,400
Verizon Communications, Inc.
4.272%, 01/15/2036	1,311,000	1,253,274
4.400%, 11/01/2034	400,000	394,531
4.522%, 09/15/2048	978,000	940,653
4.672%, 03/15/2055	715,000	679,539
4.862%, 08/21/2046	880,000	886,564
5.012%, 08/21/2054	591,000	586,814
West Corp.
8.500%, 10/15/2025 (C)	170,000	164,475
Windstream Services LLC
7.750%, 10/15/2020 (D)	300,000	250,500
Zayo Group LLC
5.750%, 01/15/2027 (C)	170,000	165,963
		15,541,600
Utilities – 1.5%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (C)	278,236	303,277
AmeriGas Partners LP
5.500%, 05/20/2025	250,000	241,250
Arizona Public Service Company
5.500%, 09/01/2035	1,118,000	1,305,064
CenterPoint Energy Houston
Electric LLC
6.950%, 03/15/2033	535,000	714,701
CenterPoint Energy, Inc.
2.500%, 09/01/2022	310,000	300,329
Dominion Energy, Inc.
2.579%, 07/01/2020	383,000	378,114
Electricite de France SA
3.625%, 10/13/2025 (C)	210,000	209,980
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (C)(H)	285,000	285,570
Emera US Finance LP
3.550%, 06/15/2026	248,000	236,694
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (C)	280,000	274,709
Greenko Dutch BV
4.875%, 07/24/2022 (C)	425,000	409,989
5.250%, 07/24/2024 (C)	215,000	206,185
Instituto Costarricense de Electricidad
6.375%, 05/15/2043 (C)	290,000	255,751
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	81,000	79,271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (C)	$170,000	$190,958
7.250%, 01/15/2019 (C)	230,000	234,398
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	225,000	223,797
3.550%, 05/01/2027	570,000	553,544
NextEra Energy Operating Partners LP
4.500%, 09/15/2027 (C)	245,000	230,913
NRG Energy, Inc.
6.250%, 05/01/2024	620,000	638,600
6.625%, 01/15/2027	435,000	444,788
NRG Yield Operating LLC
5.375%, 08/15/2024	690,000	692,588
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	750,000	776,286
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,160,000	1,152,510
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (H)	180,000	191,250
Southern Power Company
1.950%, 12/15/2019	385,000	378,224
		10,908,740
TOTAL CORPORATE BONDS
(Cost $294,563,442)		$297,310,391

CONVERTIBLE BONDS – 0.0%
Utilities – 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (C)	285,000	282,224
TOTAL CONVERTIBLE BONDS
(Cost $285,000)		$282,224

CAPITAL PREFERRED SECURITIES – 0.3%
Financials – 0.3%
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%,
04/16/2018 (B)(H)	275,000	235,813
State Street Corp. (3 month LIBOR +
1.000%) 3.124%, 06/01/2077 (B)	424,000	383,762
SunTrust Preferred Capital I (Greater of
3 month LIBOR + 0.645% or 4.000%)
4.000%, 04/30/2018 (B)(H)	425,000	382,500
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.500%,
04/30/2018 (B)(H)	1,045,000	943,687
		1,945,762
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,943,935)		$1,945,762

MUNICIPAL BONDS – 0.5%
New Jersey State Turnpike Authority
7.414%, 01/01/2040	1,885,000	2,776,398
The School District of Philadelphia
5.995%, 09/01/2030	195,000	230,886
6.765%, 06/01/2040	435,000	551,358
TOTAL MUNICIPAL BONDS (Cost $2,819,213)		$3,558,642

TERM LOANS (I) – 0.1%
Energy – 0.1%
FTS International, Inc. (1 month LIBOR
+ 4.750%) 6.627%, 04/16/2021	358,000	358,895
Financials – 0.0%
LSF9 Atlantis Holdings LLC (1 month
LIBOR + 6.000%) 7.686%,
05/01/2023	207,375	205,992
Industrials – 0.0%
Delta Air Lines, Inc. (1 month LIBOR +
2.500%) 4.322%, 10/18/2018	129,827	130,331
WP CPP Holdings LLC (3 month
LIBOR + 3.500%) 5.272%,
12/28/2019	39,583	39,484
		169,815
Information technology – 0.0%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.130%,
10/19/2023	117,900	118,401
TOTAL TERM LOANS (Cost $850,564)		$853,103

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.6%
Commercial and residential – 8.7%
American Home Mortgage Investment
Trust
Series 2004-4, Class 5A (6 month
LIBOR + 2.000%)
4.211%, 02/25/2045 (B)	164,201	165,448
Americold LLC
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (C)	1,350,000	1,447,225
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (C)	1,890,000	2,040,648
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1
3.258%, 04/27/2048 (C)(J)	165,000	164,999
AOA Mortgage Trust
Series 2015-1177, Class C
3.010%, 12/13/2029 (C)(J)	190,000	185,617
BAMLL Commercial Mortgage
Securities Trust
Series 2013-DSNY, Class E (1 month
LIBOR + 2.600%),
4.377%, 09/15/2026 (B)(C)	105,000	104,989
Series 2015-200P, Class F,
3.596%, 04/14/2033 (C)(J)	240,000	225,434
Banc of America Commercial Mortgage
Trust
Series 2007-3, Class B
5.581%, 06/10/2049 (J)	61,369	62,100
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO
0.075%, 10/10/2045 (C)	11,684,212	61
Bayview Commercial Asset Trust
Series 2005-1A, Class A2 (1 month
LIBOR + 0.350%),
2.222%, 04/25/2035 (B)(C)	427,103	415,154
Series 2005-4A, Class A2 (1 month
LIBOR + 0.390%),
2.262%, 01/25/2036 (B)(C)	216,946	203,426
Series 2006-2A, Class A2 (1 month
LIBOR + 0.280%),
2.152%, 07/25/2036 (B)(C)	317,774	307,742
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month
LIBOR + 0.971%),
2.748%, 03/15/2037 (B)(C)	420,000	418,963

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
BBCMS Mortgage Trust (continued)
Series 2018-TALL, Class E (1 month
LIBOR + 2.437%),
4.214%, 03/15/2037 (B)(C)	$288,000	$287,113
BBCMS Trust
Series 2015-MSQ, Class D,
3.990%, 09/15/2032 (C)(J)	205,000	199,612
Series 2015-SRCH, Class D,
4.956%, 08/10/2035 (C)(J)	495,000	512,286
Bear Stearns Asset Backed
Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034	291,562	289,644
Series 2003-AC4, Class A,
5.500%, 09/25/2033	576,134	578,732
Bear Stearns Commercial Mortgage
Securities Trust
Series 2004-PWR5, Class X1 IO,
0.565%, 07/11/2042 (C)	1,669,440	16,688
Series 2004-T16, Class X1 IO,
0.381%, 02/13/2046 (C)	897,439	4,936
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.690%, 07/05/2033 (C)(J)	500,000	501,217
Series 2014-ATLS, Class DFL (1
month LIBOR + 3.000%),
4.664%, 07/05/2033 (B)(C)	280,000	281,227
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.928%, 03/10/2033 (C)(J)	285,000	272,254
Series 2015-1740, Class D,
3.787%, 01/10/2035 (C)(J)	190,000	182,177
Series 2015-1740, Class XA IO,
0.896%, 01/10/2035 (C)	3,705,000	123,647
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month
LIBOR + 1.321%)
2.971%, 03/15/2037 (B)(C)	270,000	268,311
BXP Trust
Series 2017-GM, Class D
3.425%, 06/13/2039 (C)(J)	465,000	441,555
CD Mortgage Trust
Series 2017-CD3, Class A4,
3.631%, 02/10/2050	1,800,000	1,814,607
Series 2017-CD3, Class C,
4.562%, 02/10/2050 (J)	435,000	444,145
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.786%, 04/10/2028 (C)(J)	120,000	118,294
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (1 month
LIBOR + 2.500%)
4.277%, 05/15/2030 (B)(C)	100,000	100,524
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class E (1 month
LIBOR + 2.150%)
3.927%, 07/15/2032 (B)(C)	355,000	354,440
CHL Mortgage Pass Through Trust
Series 2004-HYB2, Class 4A
3.287%, 07/20/2034 (J)	896,577	900,769
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month
LIBOR + 2.250%)
4.027%, 11/15/2036 (B)(C)	495,000	497,436
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class E (1 month
LIBOR + 2.500%)
4.277%, 07/15/2032 (B)(C)	170,000	169,800
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
2.840%, 06/11/2032 (B)(C)	220,000	220,210
Cold Storage Trust
Series 2017-ICE3, Class D (1 month
LIBOR + 2.100%)
3.877%, 04/15/2036 (B)(C)	395,000	396,503
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (C)	1,400,000	1,426,913
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO,
1.660%, 08/15/2045	9,939,634	586,506
Series 2012-CR3 Class XA IO,
1.883%, 10/15/2045	11,411,649	793,732
Series 2013-CR6, Class XA IO,
1.093%, 03/10/2046	1,164,071	39,514
Series 2013-CR8 Class AM,
3.831%, 06/10/2046 (C)(J)	1,000,000	1,012,819
Series 2014-CR15, Class C,
4.760%, 02/10/2047 (J)	800,000	836,187
Series 2014-CR15, Class XA IO,
1.196%, 02/10/2047	12,863,680	461,072
Series 2014-CR16, Class C,
4.902%, 04/10/2047 (J)	805,000	836,190
Series 2015-CR27, Class B,
4.361%, 10/10/2048 (J)	225,000	231,100
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (J)	175,000	180,103
Series 2012-LC4, Class XA IO,
2.212%, 12/10/2044 (C)	4,711,962	289,180
Series 2013-300P, Class D,
4.394%, 08/10/2030 (C)(J)	610,000	620,220
Series 2013-300P, Class E,
4.394%, 08/10/2030 (C)(J)	700,000	644,863
Series 2013-CR11, Class B,
5.159%, 08/10/2050 (J)	425,000	450,820
Series 2013-CR13, Class C,
4.742%, 11/10/2046 (J)	200,000	205,228
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (C)(J)	215,000	227,482
Series 2014-FL4, Class D (1 month
LIBOR + 2.450%),
4.200%, 07/13/2031 (B)(C)	395,000	393,596
Series 2014-LC15, Class C,
4.944%, 04/10/2047 (J)	400,000	407,652
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%),
3.968%, 02/13/2032 (B)(C)	295,000	296,220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (1 month
LIBOR + 2.150%)
3.868%, 08/13/2027 (B)(C)	$345,000	$344,862
Commercial Mortgage Trust (Deutsche
Bank AG/UBS AG)
Series 2014-UBS2, Class XA IO
1.352%, 03/10/2047	5,042,118	253,065
Core Industrial Trust
Series 2015-CALW, Class F
3.850%, 02/10/2034 (C)(J)	275,000	268,295
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class AX IO
0.723%, 02/15/2038 (C)	293,264	14
DBJPM Mortgage Trust
Series 2016-C3, Class C,
3.494%, 09/10/2049 (J)	180,000	168,902
Series 2017-C6, Class C,
4.174%, 06/10/2050 (J)	325,000	319,986
DSLA Mortgage Loan Trust
Series 2004-AR3, Class 2A2B (1
month LIBOR + 0.450%)
2.258%, 07/19/2044 (B)	753,252	742,985
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.622%, 11/25/2049 (C)(J)	1,000,000	1,035,683
Series 2011-K11, Class B,
4.425%, 12/25/2048 (C)(J)	875,000	903,885
Series 2017-K67, Class B,
3.944%, 09/25/2049 (C)(J)	445,000	445,098
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class BFX,
3.382%, 12/15/2034 (C)(J)	750,000	751,324
Series 2015-NRF, Class DFX,
3.382%, 12/15/2034 (C)(J)	385,000	382,409
Series 2015-NRF, Class EFX,
3.382%, 12/15/2034 (C)(J)	250,000	246,982
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (C)(J)	294,399	295,268
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class XC IO
0.010%, 06/10/2048 (C)	4,062,509	2
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AM
5.606%, 12/10/2049 (J)	400,000	403,713
Great Wolf Trust
Series 2017-WOLF, Class E (1 month
LIBOR + 3.100%)
5.027%, 09/15/2034 (B)(C)	120,000	120,788
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.736%, 07/10/2038 (J)	259,113	259,121
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO,
2.220%, 05/10/2045	3,181,912	180,522
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (C)(J)	859,800	859,305
Series 2014-NEW, Class C,
3.790%, 01/10/2031 (C)	125,000	125,585
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (C)	1,000,000	999,482
Series 2015-590M, Class C,
3.805%, 10/10/2035 (C)(J)	215,000	214,165
Series 2016-RENT, Class D,
4.067%, 02/10/2029 (C)(J)	420,000	420,496
Series 2017-485L, Class C,
3.982%, 02/10/2037 (C)(J)	220,000	219,570
Series 2017-500K, Class F (1 month
LIBOR + 1.800%),
3.577%, 07/15/2032 (B)(C)	125,000	125,389
Series 2017-GS5, Class C,
4.299%, 03/10/2050 (J)	155,000	155,044
Series 2017-GS6, Class C,
4.322%, 05/10/2050 (J)	250,000	252,863
Series 2018-CHLL, Class E (1 month
LIBOR + 2.350%),
3.938%, 02/15/2037 (B)(C)	205,000	205,088
Series 2005-GG4, Class XC IO,
1.249%, 07/10/2039 (C)	525,512	46
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (C)	17,391,153	251,620
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	18,286,619	317,706
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (C)	14,940,726	236,583
Hilton Orlando Trust
Series 2018-ORL, Class B (1 month
LIBOR + 1.050%),
2.827%, 12/15/2034 (B)(C)	1,000,000	1,001,605
Series 2018-ORL, Class D (1 month
LIBOR + 1.700%),
3.477%, 12/15/2034 (B)(C)	145,000	145,414
Hilton USA Trust
Series 2016-HHV, Class D
4.194%, 11/05/2038 (C)(J)	210,000	203,622
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1
month LIBOR + 3.650%)
5.336%, 08/05/2034 (B)(C)	165,000	165,013
IMT Trust
Series 2017-APTS, Class CFX
3.497%, 06/15/2034 (C)(J)	255,000	247,821
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
1.494%, 07/25/2035	2,560,077	69,908
Series 2005-AR8, Class AX2 IO,
1.479%, 05/25/2035	1,646,332	53,346
Series 2005-AR18, Class 1X IO,
1.631%, 10/25/2036	2,550,875	135,959
Series 2005-AR18, Class 2X IO,
1.335%, 10/25/2036	3,023,222	42,273
Irvine Core Office Trust
Series 2013-IRV, Class XA IO
1.106%, 05/15/2048 (C)	12,639,115	354,449
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C14, Class XA IO,
0.759%, 08/15/2046	9,820,672	201,319
Series 2014-C19, Class C,
4.660%, 04/15/2047 (J)	410,000	418,026

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8, Class X IO,
0.287%, 05/15/2045	$1,395,903	$22
Series 2007-CB20, Class C,
6.174%, 02/12/2051 (C)(J)	468,090	477,437
Series 2011-C3A, Class XA IO,
1.002%, 02/15/2046 (C)	11,412,057	269,835
Series 2011-C4, Class XA IO,
1.472%, 07/15/2046 (C)	16,466,461	240,193
Series 2012-C14, Class XA IO,
1.431%, 07/05/2032 (C)	12,313,976	654,780
Series 2014-FL5, Class C (1 month
LIBOR + 2.100%),
3.688%, 07/15/2031 (B)(C)	360,628	360,455
Series 2014-PHH, Class C (1 month
LIBOR + 2.350%),
4.127%, 08/15/2027 (B)(C)	310,000	310,291
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (C)	320,000	319,075
Series 2015-SGP, Class B (1 month
LIBOR + 2.750%),
4.527%, 07/15/2036 (B)(C)	240,000	240,745
Series 2016-JP3, Class C,
3.480%, 08/15/2049 (J)	129,000	120,469
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class XCL IO,
0.155%, 02/15/2040 (C)	1,059,224	907
Series 2005-C7, Class E,
5.350%, 11/15/2040 (J)	753,656	763,400
MAD Mortgage Trust
Series 2017-330M, Class D
3.710%, 08/15/2034 (C)(J)	330,000	325,251
MASTR Adjustable Rate
Mortgages Trust
Series 2004-13, Class 2A1,
3.626%, 04/21/2034 (J)	227,975	233,529
Series 2004-8, Class 5A1,
3.640%, 08/25/2034 (J)	420,802	425,861
MASTR Alternative Loan Trust
Series 2004-4, Class 8A1
6.500%, 05/25/2034	361,815	378,426
Merrill Lynch Mortgage Investors Trust
Series 2005-A, Class A1 (1 month
LIBOR + 0.460%)
2.081%, 03/25/2030 (B)	43,532	42,154
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.121%, 02/12/2051 (C)	14,181,963	760
Series 2005-CIP1, Class XC IO,
0.010%, 07/12/2038 (C)	3,957,439	619
Series 2006-C2, Class X IO,
0.016%, 08/12/2043 (C)	2,071,244	1,039
Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2007-6, Class AM
5.485%, 03/12/2051 (J)	225,774	227,901
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5, Class XA IO,
1.477%, 08/15/2045 (C)	10,774,311	539,523
Series 2012-C6, Class XA IO,
1.633%, 11/15/2045 (C)	7,447,992	432,084
Series 2013-C7, Class AS,
3.214%, 02/15/2046	1,000,000	987,160
Series 2013-C7, Class C,
4.134%, 02/15/2046 (J)	140,000	139,316
Series 2013-C7, Class XA IO,
1.388%, 02/15/2046	11,939,459	647,003
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	135,000	139,253
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO,
0.790%, 07/15/2049 (C)	11,637,473	221,160
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,391,930
Series 2014-150E, Class D,
4.295%, 09/09/2032 (C)(J)	585,000	588,835
Series 2015, Class XLF1 C (1 month
LIBOR + 2.200%),
3.977%, 08/14/2031 (B)(C)	295,000	296,429
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.177%, 11/15/2034 (B)(C)	469,000	470,154
Series 2005-IQ9, Class X1 IO,
0.872%, 07/15/2056 (C)	4,004,015	37,510
Series 2005-T17, Class X1 IO,
0.752%, 12/13/2041 (C)	1,037,528	20,730
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (C)	400,000	400,157
MSDB Trust
Series 2017-712F, Class C
3.628%, 07/11/2039 (C)(J)	85,000	83,633
MSSG Trust
Series 2017-237P, Class D,
3.864%, 09/13/2039 (C)	185,000	176,233
Series 2017-237P, Class E,
3.864%, 09/13/2039 (C)	270,000	251,346
Natixis Commercial Mortgage
Securities Trust
Series 2018-285M, Class D,
3.790%, 11/15/2032 (C)(J)	135,000	131,642
Series 2018-ALXA, Class C,
4.316%, 01/15/2043 (C)(J)	235,000	239,536
Olympic Tower Mortgage Trust
Series 2017-OT, Class D
3.945%, 05/10/2039 (C)(J)	335,000	330,253
One Market Plaza Trust
Series 2017-1MKT, Class D
4.146%, 02/10/2032 (C)	155,000	153,617
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO
1.866%, 12/25/2045	3,209,893	297,645
Sequoia Mortgage Trust
Series 2005-3, Class A1 (1 month
LIBOR + 0.200%)
2.022%, 05/20/2035 (B)	101,180	98,930
Structured Asset Securities Corp.
Series 1998-RF2, Class A
5.282%, 07/15/2027 (C)(J)	74,356	72,560
TMSQ Mortgage Trust
Series 2011-1500, Class D
3.835%, 10/10/2036 (C)(J)	285,000	269,082

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
UBS Commercial Mortgage Trust
Series 2012-C1, Class B
4.822%, 05/10/2045	$120,000	$126,601
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class XA IO
1.340%, 05/10/2063 (C)	7,639,989	353,751
VNDO Mortgage Trust
Series 2013-PENN, Class D
3.947%, 12/13/2029 (C)(J)	484,000	483,089
VNDO Trust
Series 2016-350P, Class D
3.903%, 01/10/2035 (C)(J)	425,000	413,486
Wachovia Bank Commercial
Mortgage Trust
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (J)	262,357	265,044
Series 2005-C17, Class XC IO,
0.396%, 03/15/2042 (C)	643,974	2,693
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2 (1 month
LIBOR + 0.400%),
2.021%, 06/25/2044 (B)	577,554	568,299
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
1.991%, 01/25/2045 (B)	891,598	874,848
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.840%),
2.712%, 07/25/2045 (B)	625,329	620,508
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.720%),
2.592%, 07/25/2045 (B)	499,519	492,538
Washington Mutual Mortgage Pass
Through Certificates
Series 2005-1, Class 6A1
6.500%, 03/25/2035	293,604	275,481
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (C)(J)	445,000	438,338
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (C)(J)	245,000	232,016
Series 2015-LC22, Class B,
4.542%, 09/15/2058 (J)	310,000	324,617
Series 2017-RB1, Class C,
4.311%, 03/15/2050 (J)	215,000	213,694
Series 2017-SMP, Class D (1 month
LIBOR + 1.650%),
3.552%, 12/15/2034 (B)(C)	160,000	159,649
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR3, Class 1A2
3.524%, 03/25/2035 (J)	248,968	250,095
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
4.348%, 11/15/2029 (B)(C)	84,360	84,545
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.373%, 03/15/2044 (C)	14,829,752	456,172
Series 2012-C10, Class XA IO,
1.580%, 12/15/2045 (C)	6,596,082	392,334
Series 2012-C9, Class B XA IO,
1.910%, 11/15/2045 (C)	9,525,850	670,590
Series 2013-C15, Class B,
4.481%, 08/15/2046 (J)	125,000	128,966
Series 2013-C16, Class B,
5.029%, 09/15/2046 (J)	175,000	184,780
Worldwide Plaza Trust
Series 2017-WWP, Class D
3.596%, 11/10/2036 (C)(J)	260,000	245,832
		62,268,767
U.S. Government Agency – 2.9%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	2,311,274	387,299
Series 3387, Class SB IO,
4.643%, 11/15/2037	1,734,917	236,338
Series 3632, Class AP,
3.000%, 02/15/2040	1,566,425	1,563,383
Series 3830, Class NI IO,
4.500%, 01/15/2036	1,043,377	36,620
Series K005, Class AX IO,
1.351%, 11/25/2019	12,891,498	250,049
Series K011, Class X1 IO,
0.239%, 11/25/2020	50,244,166	294,918
Series K014, Class X1 IO,
1.180%, 04/25/2021	9,529,512	288,333
Series K015, Class X1 IO,
1.591%, 07/25/2021	9,302,339	409,491
Series K018, Class X1 IO,
1.367%, 01/25/2022	3,535,005	145,643
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	981,664
Series K021, Class X1 IO,
1.462%, 06/25/2022	12,293,237	620,511
Series K022, Class X1 IO,
1.249%, 07/25/2022	5,167,606	227,719
Series K026, Class X1 IO,
1.012%, 11/25/2022	10,630,419	402,457
Series K705, Class X1 IO,
1.703%, 09/25/2018	14,634,507	93,973
Series K707, Class X1 IO,
1.513%, 12/25/2018	10,729,493	67,838
Series K710, Class X1 IO,
1.731%, 05/25/2019	4,869,990	67,435
Series KAIV, Class X1 IO,
1.291%, 06/25/2021	30,518,186	945,673
Series KS01, Class X1 IO,
1.325%, 01/25/2023	6,826,904	296,275
Series T-41, Class 3A,
7.500%, 07/25/2032 (J)	65,959	68,843
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	11,739	13,089
Series 2010-15, Class KA,
4.000%, 03/25/2039	340,496	344,794
Series 2011-41, Class KA,
4.000%, 01/25/2041	474,147	484,958
Series 2011-86, Class NA,
4.000%, 01/25/2041	811,090	822,529
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	2,506,090	415,027

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2012-21, Class PA,
2.000%, 03/25/2041	$3,592,117	$3,478,279
Series 2012-38, Class PA,
2.000%, 09/25/2041	1,173,267	1,118,210
Series 2012-M5, Class X IO,
0.543%, 02/25/2022	16,358,822	282,370
Series 2002-W3, Class A5,
7.500%, 11/25/2041	85,759	98,539
Government National
Mortgage Association
Series 2008-90, Class IO,
1.874%, 12/16/2050	2,685,284	496,793
Series 2010-147, Class SA IO,
4.348%, 05/20/2040	2,173,966	196,716
Series 2010-85, Class SB IO,
4.814%, 03/16/2040	2,259,144	273,882
Series 2012-114, Class IO,
0.802%, 01/16/2053	875,252	45,298
Series 2012-120, Class IO,
0.771%, 02/16/2053	9,810,317	426,861
Series 2012-70, Class IO,
0.458%, 08/16/2052	6,086,990	121,971
Series 2015-41, Class IO,
0.691%, 09/16/2056	11,225,942	613,630
Series 2016-142, Class IO,
0.994%, 09/16/2058	2,061,861	159,765
Series 2016-162, Class IO,
0.996%, 09/16/2058	4,571,107	350,745
Series 2016-174, Class IO,
0.899%, 11/16/2056	2,918,075	221,339
Series 2016-87, Class IO,
1.006%, 08/16/2058	2,883,077	219,472
Series 2016-94, Class IO,
1.169%, 12/16/2057	4,712,695	389,392
Series 2017-109, Class IO,
0.612%, 04/16/2057	3,554,547	210,527
Series 2017-124, Class IO,
0.705%, 01/16/2059	4,422,304	301,602
Series 2017-135, Class IO,
0.840%, 10/16/2058	2,865,490	208,112
Series 2017-140, Class IO,
0.609%, 02/16/2059	2,575,856	172,222
Series 2017-159, Class IO,
0.545%, 06/16/2059	3,296,691	193,999
Series 2017-169, Class IO,
0.744%, 01/16/2060	5,260,116	361,777
Series 2017-20, Class IO,
0.749%, 12/16/2058	5,595,025	359,356
Series 2017-22, Class IO,
1.047%, 12/16/2057	1,966,049	176,691
Series 2017-3, Class IO,
0.908%, 09/16/2058	5,190,448	373,421
Series 2017-41, Class IO,
0.792%, 07/16/2058	2,006,815	140,633
Series 2017-46, Class IO,
0.619%, 11/16/2057	4,182,075	258,304
Series 2017-61, Class IO,
0.767%, 05/16/2059	2,530,985	199,792
		20,914,557
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $84,160,205)		$83,183,324

ASSET BACKED SECURITIES – 11.5%
AccessLex Institute
Series 2005-1, Class A4 (3 month
LIBOR + 0.210%)
2.498%, 06/22/2037 (B)	250,000	240,523
Series 2006-1, Class A3 (3 month
LIBOR + 0.200%)
2.144%, 08/25/2037 (B)	430,341	421,786
Ally Auto Receivables Trust
Series 2017-4, Class A4
1.960%, 07/15/2022	435,000	426,272
Series 2018-1, Class A3
2.310%, 06/15/2022	350,000	347,870
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	1,210,000	1,202,240
American Express Credit Account Master
Trust
Series 2017-1, Class A
1.930%, 09/15/2022	1,340,000	1,321,932
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1 (1 month
LIBOR + 0.410%)
2.282%, 01/25/2036 (B)	898,387	897,209
Amresco Residential Securities Corp.
Mortgage Loan Trust
Series 1998-1, Class A6
6.510%, 08/25/2027 (J)	626	652
Applebee’s Funding LLC
Series 2014-1, Class A2
4.277%, 09/05/2044 (C)	761,175	747,222
Arby’s Funding LLC
Series 2015-1A, Class A2
4.969%, 10/30/2045 (C)	532,738	530,948
ARL First LLC
Series 2012-1A, Class A2
3.810%, 12/15/2042 (C)	900,000	874,876
BA Credit Card Trust
Series 2016-A1, Class A (1 month
LIBOR + 0.390%)
2.167%, 10/15/2021 (B)	2,175,000	2,181,539
Series 2017-A1, Class A1
1.950%, 08/15/2022	5,465,000	5,389,181
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	235,000	229,777
Series 2018-A, Class A3
2.350%, 04/25/2022	580,000	576,020
Business Loan Express SBA Loan Trust
Series 2005-1A, Class A (1 month
LIBOR + 0.300%)
1.921%, 06/27/2033 (B)(C)	429,500	402,022
California Republic Auto Receivables
Trust
Series 2016-2, Class A4
1.830%, 12/15/2021	640,000	632,714
Capital One Multi-Asset Execution Trust
Series 2015-A8, Class A8
2.050%, 08/15/2023	3,500,000	3,436,855
Series 2016-A7, Class A7 (1 month
LIBOR + 0.510%)
2.287%, 09/16/2024 (B)	3,123,000	3,142,657
Series 2017-A1, Class A1
2.000%, 01/17/2023	1,490,000	1,470,192
CarMax Auto Owner Trust
Series 2016-1, Class A4
1.880%, 06/15/2021	205,000	202,234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust (continued)
Series 2016-2, Class A4
1.680%, 09/15/2021	$235,000	$230,767
Series 2018-1, Class A3
2.480%, 11/15/2022	370,000	367,310
Centex Home Equity Loan Trust
Series 2005-A, Class M4 (1 month
LIBOR + 1.200%)
2.821%, 01/25/2035 (B)	156,736	143,242
Chase Issuance Trust
Series 2016-A3, Class A3 (1 month
LIBOR + 0.550%)
2.327%, 06/15/2023 (B)	4,500,000	4,544,597
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (C)	345,000	340,116
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	1,430,000	1,409,079
Series 2017-A3, Class A3
1.920%, 04/07/2022	3,000,000	2,954,790
Series 2017-A7, Class A7 (1 month
LIBOR + 0.370%)
2.081%, 08/08/2024 (B)	3,000,000	3,010,191
Series 2018-A1, Class A1
2.539%, 01/20/2023	1,335,000	1,323,801
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.474%, 03/20/2043 (C)	859,805	862,976
CNH Equipment Trust
Series 2017-C, Class A3
2.080%, 02/15/2023	390,000	384,466
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (C)	521,063	535,156
Conseco Finance Corp.
Series 1996-10, Class M1
7.240%, 11/15/2028 (J)	343,147	360,375
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5
8.100%, 08/15/2025	7,323	4,845
Countrywide Asset-Backed Certificates
Trust
Series 2004-10, Class AF5B
4.711%, 02/25/2035	97,976	97,567
Credit-Based Asset Servicing and
Securitization LLC
Series 2006-MH1, Class B1
6.250%, 10/25/2036 (C)	2,560,000	2,587,454
Cronos Containers Program I, Ltd.
Series 2013-1A, Class A
3.080%, 04/18/2028 (C)	915,000	902,614
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (C)	548,050	552,785
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (C)	164,588	163,849
Series 2017-1A, Class A2II
4.030%, 11/20/2047 (C)	189,525	190,986
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	1,600,000	1,570,062
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (C)	616,900	623,526
Series 2017-1A, Class A2II
3.082%, 07/25/2047 (C)	995,000	974,035
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (C)	679,363	698,120
Equity One ABS, Inc.
Series 2004-1, Class M2
5.615%, 04/25/2034	104,168	102,362
Series 2004-1, Class M3
5.760%, 04/25/2034	278,798	267,786
Evergreen Credit Card Trust
Series 2018-1, Class A
2.950%, 03/15/2023 (C)	675,000	674,928
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I
3.857%, 04/30/2047 (C)	198,500	199,469
Ford Credit Auto Owner Trust
Series 2014-1, Class B
2.410%, 11/15/2025 (C)	305,000	303,478
Series 2016-B, Class A4
1.520%, 08/15/2021	270,000	264,941
Series 2016-C, Class A4
1.400%, 02/15/2022	563,000	546,892
Series 2017-B, Class A4
1.870%, 09/15/2022	172,000	167,727
Series 2017-C, Class A4
2.160%, 03/15/2023	410,000	402,557
Ford Credit Floorplan Master Owner
Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	685,000	675,335
FRS I LLC
Series 2013-1A, Class B
3.960%, 04/15/2043 (C)	897,117	890,740
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (C)	605,000	596,222
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month
LIBOR + 0.200%)
2.144%, 08/25/2044 (B)	1,352,000	1,322,082
Golden Credit Card Trust
Series 2018-1A, Class A
2.620%, 01/15/2023 (C)	570,000	566,420
GSRPM Mortgage Loan Trust
Series 2006-1, Class A1 (1 month
LIBOR + 0.300%)
2.172%, 03/25/2035 (B)(C)	536,479	532,522
Hertz Vehicle Financing II LP
Series 2016-3A, Class A
2.270%, 07/25/2020 (C)	430,000	426,268
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (C)	284,443	280,598
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4
1.360%, 01/18/2023	405,000	395,124
Series 2017-1, Class A3
1.720%, 07/21/2021	895,000	885,000
Series 2017-2, Class A4
1.870%, 09/15/2023	185,000	180,362
Series 2017-3, Class A4
1.980%, 11/20/2023	225,000	220,929

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	$830,000	$818,514
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.810%, 04/15/2021 (C)	495,000	494,849
Hyundai Auto Receivables Trust
Series 2017-A, Class A3
1.760%, 08/16/2021	715,000	705,127
InSite Issuer LLC
Series 2016-1A, Class A
2.883%, 11/15/2046 (C)	750,000	719,448
Series 2016-1A, Class B
4.557%, 11/15/2046 (C)	500,000	492,444
John Deere Owner Trust
Series 2018-A, Class A3
2.660%, 04/18/2022	235,000	234,657
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month
LIBOR + 0.240%)
2.000%, 10/27/2042 (B)	270,773	265,469
Long Beach Mortgage Loan Trust
Series 2004-1, Class M3 (1 month
LIBOR + 1.050%)
2.922%, 02/25/2034 (B)	78,606	77,929
Miramax LLC
Series 2014-1A, Class A2
3.340%, 07/20/2026 (C)	262,680	261,741
MMAF Equipment Finance LLC
Series 2017-B, Class A3
2.210%, 10/17/2022 (C)	522,000	514,193
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (C)	109,467	107,354
Series 2015-1A, Class A
2.520%, 12/20/2032 (C)	71,398	70,444
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.370%, 08/23/2036 (B)(C)	305,000	299,309
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2
3.220%, 02/15/2023 (C)	145,000	145,212
Nissan Auto Receivables Owner Trust
Series 2016-B, Class A4
1.540%, 10/17/2022	150,000	146,633
Series 2017-A, Class A3
1.740%, 08/16/2021	450,000	444,179
Series 2017-B, Class A4
1.950%, 10/16/2023	500,000	488,489
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (C)	164,954	164,061
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (C)	307,994	307,189
Option One Mortgage Loan Trust
Series 2004-1, Class M1 (1 month
LIBOR + 0.900%)
2.772%, 01/25/2034 (B)	357,087	354,525
PFS Financing Corp.
Series 2018-B, Class A
2.890%, 02/15/2023 (C)	485,000	482,610
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4
4.934%, 08/25/2035	314,592	320,162
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A
1.860%, 11/26/2040 (C)	333,725	330,184
Sonic Capital LLC
Series 2016-1A, Class A2
4.472%, 05/20/2046 (C)	99,326	101,232
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month
LIBOR + 0.190%)
1.950%, 10/28/2037 (B)(C)	1,335,954	1,319,534
Symphony CLO II, Ltd.
Series 2006-2A, Class B (3 month
LIBOR + 0.750%)
2.734%, 10/25/2020 (B)(C)	500,000	499,660
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (C)	617,188	620,625
Series 2016-1A, Class A2II
4.377%, 05/25/2046 (C)	691,250	708,421
TAL Advantage V LLC
Series 2014-1A, Class A
3.510%, 02/22/2039 (C)	529,542	527,960
Towd Point Mortgage Trust
Series 2015-1, Class A5
3.570%, 10/25/2053 (C)(J)	170,000	174,920
Series 2015-2, Class 1M2
3.570%, 11/25/2060 (C)(J)	310,000	323,755
Series 2015-6, Class M2
3.750%, 04/25/2055 (C)(J)	1,000,000	1,010,205
Series 2016-5, Class A1
2.500%, 10/25/2056 (C)(J)	403,651	397,887
Series 2017-1, Class A1
2.750%, 10/25/2056 (C)(J)	222,748	220,275
Series 2017-2, Class A1
2.750%, 04/25/2057 (C)(J)	176,679	175,394
Series 2018-1, Class A1
3.000%, 01/25/2058 (C)(J)	294,748	293,176
Toyota Auto Receivables Owner Trust
Series 2016-C, Class A4
1.320%, 11/15/2021	390,000	381,877
Series 2017-B, Class A3
1.760%, 07/15/2021	845,000	834,424
Series 2017-C, Class A4
1.980%, 12/15/2022	455,000	445,607
Series 2018-A, Class A3
2.360%, 05/16/2022	450,000	446,872
Triton Container Finance V LLC
Series 2018-1A, Class A
3.950%, 03/20/2043 (C)	335,000	334,936
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2
4.072%, 02/16/2043 (C)	269,775	272,254
VB-S1 Issuer LLC
Series 2016-1A, Class D
4.459%, 06/15/2046 (C)	500,000	499,648
Series 2016-1A, Class F
6.901%, 06/15/2046 (C)	250,000	255,133
Verizon Owner Trust
Series 2016-1A, Class A
1.420%, 01/20/2021 (C)	1,500,000	1,486,529
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (C)	630,000	627,251
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (C)	364,621	355,502

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month
LIBOR + 0.240%)
1.985%, 04/25/2040 (B)(C)	$97,804	$93,408
Wendys Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (C)	585,000	593,295
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (C)	336,340	334,275
Series 2014-1A, Class B
3.250%, 12/20/2026 (C)	217,115	216,952
Series 2015-1A, Class A
2.750%, 05/20/2027 (C)	151,999	151,355
Series 2015-2A, Class B
4.000%, 07/20/2028 (C)	405,253	404,787
Series 2016-1A, Class A
3.500%, 12/20/2028 (C)	218,920	219,235
Series 2017-1A, Class A
3.050%, 12/20/2030 (C)	333,810	331,690
World Omni Auto Receivables Trust
Series 2017-B, Class A3
1.950%, 02/15/2023	215,000	210,685
Series 2018-A, Class A3
2.500%, 04/17/2023	585,000	581,861
TOTAL ASSET BACKED SECURITIES
(Cost $83,482,914)		$83,104,514

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc.,
6.250% (C)	2,216	200,271
Financials – 0.1%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 7.624% (B)	12,857	334,025
Regions Financial Corp., 6.375%	4,358	111,042
Wells Fargo & Company, Series L,
7.500%	55	70,950
		516,017
Utilities – 0.1%
Dominion Energy, Inc., 6.750%	14,045	651,828
DTE Energy Company, 6.500% (D)	3,610	188,045
		839,873
TOTAL PREFERRED SECURITIES (Cost $1,615,710)		$1,556,161

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust,
1.8276% (K)(L)	676,450	6,765,721
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,766,577)		$6,765,721

SHORT-TERM INVESTMENTS – 10.0%
U.S. Government Agency – 0.7%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	$333,000	332,986
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	3,229,000	3,228,892
1.400%, 04/02/2018 *	1,302,000	1,301,949
		4,863,827
Money market funds – 9.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.5812% (K)	66,944,106	66,944,106
Repurchase agreement – 0.0%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $450,088 on
4-2-18, collateralized by $467,600
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $459,154,
including interest)	$450,000	$450,000
TOTAL SHORT-TERM INVESTMENTS (Cost $72,257,933)		$72,257,933
Total Investments (Active Bond Trust)
(Cost $779,663,103) – 108.6%		$783,116,692
Other assets and liabilities, net – (8.6%)		(62,300,687)
TOTAL NET ASSETS – 100.0%		$720,816,005

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $130,881,248 or 18.2% of the fund’s net assets as of 3-31-18.
(D)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $6,612,971.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 3-31-18.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 90.8%
Consumer discretionary – 11.5%
Auto components – 0.1%
Aptiv PLC	1,875	$159,319
Automobiles – 1.3%
General Motors Company	31,772	1,154,594
Harley-Davidson, Inc.	8,040	344,755
		1,499,349
Diversified consumer services – 0.1%
Estacio Participacoes SA	5,334	56,499
The Honest Company, Inc. (A)(B)(C)	3,841	48,627
		105,126
Hotels, restaurants and leisure – 1.7%
Choice Hotels International, Inc.	9,735	780,260
Galaxy Entertainment Group, Ltd.	7,405	67,968
Hilton Worldwide Holdings, Inc.	6,409	504,773
McDonald’s Corp.	3,326	520,120
Melco Resorts &
Entertainment, Ltd., ADR	2,747	79,608
Sands China, Ltd.	10,565	57,414
The Wendy’s Company	3,261	57,231
		2,067,374
Household durables – 1.0%
NVR, Inc. (C)	361	1,010,800
Sony Corp.	2,644	130,086
		1,140,886
Internet and direct marketing retail – 1.6%
Expedia Group, Inc.	12,320	1,360,251
Netflix, Inc. (C)	289	85,356
Wayfair, Inc., Class A (C)	5,683	383,773
Zalando SE (C)	850	46,383
		1,875,763
Media – 0.1%
CyberAgent, Inc.	1,591	82,666
Multiline retail – 0.6%
Dollar Tree, Inc. (C)	6,764	641,904
Ollie’s Bargain Outlet Holdings, Inc. (C)	1,067	64,340
		706,244
Specialty retail – 2.4%
CarMax, Inc. (C)	7,043	436,243
Floor & Decor Holdings, Inc.,
Class A (C)	11,063	576,604
Jand, Inc., Class A (A)(B)(C)	3,495	54,931
The Home Depot, Inc.	4,414	786,751
The TJX Companies, Inc.	12,252	999,273
		2,853,802
Textiles, apparel and luxury goods – 2.6%
Columbia Sportswear Company	955	72,991
Lululemon Athletica, Inc. (C)	1,108	98,745
Moncler SpA	2,008	76,421
NIKE, Inc., Class B	27,147	1,803,647
Skechers U.S.A., Inc., Class A (C)	1,933	75,174
Under Armour, Inc., Class A (C)	20,500	335,175
Under Armour, Inc., Class C (C)	44,435	637,642
		3,099,795
		13,590,324
Consumer staples – 5.0%
Beverages – 1.8%
Diageo PLC	25,862	874,645
PepsiCo, Inc.	4,846	528,941
The Coca-Cola Company	17,067	741,220
		2,144,806
Food and staples retailing – 0.5%
Costco Wholesale Corp.	3,112	586,394
Food products – 0.3%
The Hershey Company	3,583	354,574
Household products – 0.7%
Colgate-Palmolive Company	10,352	742,031
Personal products – 1.1%
Coty, Inc., Class A	17,092	312,784
Pola Orbis Holdings, Inc.	2,980	124,228
Unilever NV	15,653	882,673
		1,319,685
Tobacco – 0.6%
British American Tobacco PLC, ADR	12,505	721,413
		5,868,903
Energy – 4.3%
Energy equipment and services – 0.8%
Halliburton Company	4,700	220,618
Schlumberger, Ltd.	10,936	708,434
		929,052
Oil, gas and consumable fuels – 3.5%
Concho Resources, Inc. (C)	748	112,447
Diamondback Energy, Inc. (C)	914	115,639
Hess Corp.	16,754	848,087
HollyFrontier Corp.	2,377	116,140
Kinder Morgan, Inc.	43,154	649,899
Marathon Petroleum Corp.	1,581	115,587
Newfield Exploration Company (C)	47,621	1,162,905
Pioneer Natural Resources Company	355	60,982
Suncor Energy, Inc.	23,258	803,331
Valero Energy Corp.	1,137	105,479
WPX Energy, Inc. (C)	5,614	82,975
		4,173,471
		5,102,523
Financials – 18.4%
Banks – 6.9%
Bank of America Corp.	52,597	1,577,384
Citigroup, Inc.	9,636	650,430
Comerica, Inc.	1,112	106,674
First Citizens BancShares, Inc., Class A	592	244,638
First Republic Bank	4,609	426,839
JPMorgan Chase & Co.	8,319	914,840
M&T Bank Corp.	8,218	1,515,070
SVB Financial Group (C)	241	57,842
The PNC Financial Services Group, Inc.	12,635	1,910,917
Wells Fargo & Company	12,810	671,372
Western Alliance Bancorp (C)	1,252	72,754
		8,148,760
Capital markets – 2.5%
B3 SA - Brasil Bolsa Balcao	5,783	46,752
BlackRock, Inc.	786	425,792
E*TRADE Financial Corp. (C)	1,732	95,970
FactSet Research Systems, Inc.	2,900	578,318
J2 Acquisition, Ltd. (C)(D)	27,000	255,643
Moody’s Corp.	1,483	239,208
Morgan Stanley	1,887	101,823
Noah Holdings, Ltd., ADR (C)	1,117	52,734
Ocelot Partners, Ltd. (B)(C)(D)	9,958	95,348
SBI Holdings, Inc.	3,298	77,490
TD Ameritrade Holding Corp.	13,734	813,465
The Charles Schwab Corp.	3,829	199,950
		2,982,493

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance – 1.9%
American Express Company	16,693	$1,557,123
Credit Acceptance Corp. (C)	1,946	642,978
Green Dot Corp., Class A (C)	1,179	75,645
		2,275,746
Diversified financial services – 0.6%
Berkshire Hathaway, Inc., Class B (C)	3,465	691,198
Insurance – 6.2%
Alleghany Corp.	488	299,847
American International Group, Inc.	10,112	550,295
Brighthouse Financial, Inc. (C)	971	49,909
Chubb, Ltd.	13,643	1,865,953
Fairfax Financial Holdings, Ltd.	926	469,393
Markel Corp. (C)	1,259	1,473,345
Marsh & McLennan Companies, Inc.	7,665	633,052
MetLife, Inc.	34,930	1,602,938
White Mountains Insurance Group, Ltd.	433	356,151
		7,300,883
Thrifts and mortgage finance – 0.3%
MGIC Investment Corp. (C)	29,894	388,622
		21,787,702
Health care – 9.9%
Biotechnology – 0.9%
Alnylam Pharmaceuticals, Inc. (C)	831	98,972
Bluebird Bio, Inc. (C)	462	78,887
Blueprint Medicines Corp. (C)	1,006	92,250
Exact Sciences Corp. (C)	14,643	590,552
Insmed, Inc. (C)	1,038	23,376
Neurocrine Biosciences, Inc. (C)	572	47,436
Vertex Pharmaceuticals, Inc. (C)	503	81,979
		1,013,452
Health care equipment and supplies – 3.0%
Align Technology, Inc. (C)	2,015	506,027
Baxter International, Inc.	9,484	616,839
Edwards Lifesciences Corp. (C)	5,340	745,037
Insulet Corp. (C)	1,038	89,974
Medtronic PLC	20,593	1,651,970
		3,609,847
Health care providers and services – 1.8%
Cardinal Health, Inc.	8,514	533,658
Laboratory Corp. of America
Holdings (C)	3,754	607,210
McKesson Corp.	3,755	528,967
UnitedHealth Group, Inc.	1,908	408,312
		2,078,147
Health care technology – 0.0%
Teladoc, Inc. (C)	1,557	62,747
Pharmaceuticals – 4.2%
Aerie Pharmaceuticals, Inc. (C)	1,601	86,854
Allergan PLC	4,564	768,076
Bristol-Myers Squibb Company	23,049	1,457,849
Eli Lilly & Company	9,854	762,404
Mylan NV (C)	30,047	1,237,035
Novartis AG, ADR	6,870	555,440
Sino Biopharmaceutical, Ltd.	39,988	79,472
		4,947,130
		11,711,323
Industrials – 13.0%
Aerospace and defense – 0.3%
Lockheed Martin Corp.	1,246	421,061
Air freight and logistics – 0.6%
United Parcel Service, Inc., Class B	6,069	635,182
XPO Logistics, Inc. (C)	847	86,233
		721,415
Airlines – 1.8%
Delta Air Lines, Inc.	20,738	1,136,650
JetBlue Airways Corp. (C)	46,834	951,667
		2,088,317
Building products – 0.9%
Lennox International, Inc.	5,023	1,026,551
Commercial services and supplies – 1.2%
Cimpress NV (C)	1,256	194,303
Cintas Corp.	4,790	817,078
UniFirst Corp.	2,313	373,896
		1,385,277
Industrial conglomerates – 0.5%
3M Company	2,750	603,680
Machinery – 2.2%
Allison Transmission Holdings, Inc.	6,996	273,264
Deere & Company	3,982	618,484
FANUC Corp.	515	132,537
Harmonic Drive Systems, Inc.	1,386	78,091
IDEX Corp.	6,615	942,704
PACCAR, Inc.	8,194	542,197
WEG SA	10,728	73,471
		2,660,748
Professional services – 0.8%
CoStar Group, Inc. (C)	2,514	911,778
Road and rail – 4.4%
AMERCO	1,948	672,255
Canadian National Railway Company	18,427	1,346,751
CSX Corp.	10,968	611,027
Genesee & Wyoming, Inc., Class A (C)	11,162	790,158
Knight-Swift Transportation
Holdings, Inc.	1,583	72,834
Rumo SA (C)	16,026	63,833
Union Pacific Corp.	12,549	1,686,962
		5,243,820
Trading companies and distributors – 0.3%
Fastenal Company	6,634	362,150
		15,424,797
Information technology – 17.7%
Communications equipment – 1.4%
Acacia Communications, Inc. (C)	13,519	519,941
Cisco Systems, Inc.	17,420	747,144
Motorola Solutions, Inc.	3,680	387,504
		1,654,589
Electronic equipment, instruments and components – 0.4%
AAC Technologies Holdings, Inc.	2,286	41,890
Keysight Technologies, Inc. (C)	7,577	396,959
		438,849
Internet software and services – 3.7%
58.com, Inc., ADR (C)	1,186	94,714
Alibaba Group Holding, Ltd., ADR (C)	681	124,991
Alphabet, Inc., Class C (C)	953	983,296
Autohome, Inc., ADR	558	47,955
Baozun, Inc., ADR (C)	1,761	80,795
Dropbox, Inc. (C)	7,263	210,514
eBay, Inc. (C)	1,827	73,518
Facebook, Inc., Class A (C)	6,753	1,079,062
GoDaddy, Inc., Class A (C)	1,187	72,906
Okta, Inc. (C)	2,227	88,746
Shopify, Inc., Class A (C)	4,751	591,927

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
The Trade Desk, Inc., Class A (C)	11,104	$550,980
Weibo Corp., ADR (C)	793	94,795
Yandex NV, Class A (C)	1,697	66,947
Zillow Group, Inc., Class C (C)	3,799	204,386
		4,365,532
IT services – 3.2%
Accenture PLC, Class A	4,928	756,448
Automatic Data Processing, Inc.	642	72,854
Black Knight, Inc. (C)	10,722	505,006
FleetCor Technologies, Inc. (C)	2,959	599,198
GMO Payment Gateway, Inc.	1,101	108,687
PayPal Holdings, Inc. (C)	11,728	889,803
Square, Inc., Class A (C)	1,390	68,388
Visa, Inc., Class A	5,355	640,565
Worldpay, Inc., Class A (C)	1,056	86,845
		3,727,794
Semiconductors and semiconductor equipment – 4.0%
ams AG	708	74,347
Analog Devices, Inc.	8,512	775,699
Applied Materials, Inc.	1,535	85,361
Broadcom, Ltd.	2,800	659,820
Intel Corp.	12,259	638,449
Lam Research Corp.	440	89,390
Microchip Technology, Inc.	5,324	486,401
Micron Technology, Inc. (C)	23,519	1,226,281
NVIDIA Corp.	3,143	727,887
		4,763,635
Software – 5.0%
Adobe Systems, Inc. (C)	3,000	648,240
Atlassian Corp. PLC, Class A (C)	1,580	85,194
Birst, Inc. (B)(C)	46,072	8,754
DraftKings, Inc. (A)(B)(C)	124,937	178,660
ForeScout Technologies, Inc. (C)	200	6,488
Guidewire Software, Inc. (C)	8,866	716,639
HubSpot, Inc. (C)	639	69,204
Microsoft Corp.	9,910	904,486
Nintendo Company, Ltd.	465	206,587
Pegasystems, Inc.	1,531	92,855
salesforce.com, Inc. (C)	6,721	781,652
ServiceNow, Inc. (C)	4,092	677,021
Snap, Inc., Class A (C)	4,637	73,589
SS&C Technologies Holdings, Inc.	13,666	733,044
Workday, Inc., Class A (C)	5,378	683,598
Zendesk, Inc. (C)	1,473	70,513
		5,936,524
		20,886,923
Materials – 5.0%
Chemicals – 3.0%
CF Industries Holdings, Inc.	7,650	288,635
DowDuPont, Inc.	12,954	825,299
FMC Corp.	6,300	482,391
Praxair, Inc.	4,429	639,105
The Mosaic Company	14,700	356,916
The Sherwin-Williams Company	1,352	530,146
Westlake Chemical Corp.	3,354	372,797
		3,495,289
Construction materials – 0.3%
Vulcan Materials Company	3,297	376,418
Containers and packaging – 1.1%
Ball Corp.	9,088	360,884
Packaging Corp. of America	5,630	634,501
Silgan Holdings, Inc.	10,361	288,554
		1,283,939
Metals and mining – 0.4%
Alcoa Corp. (C)	11,234	505,081
Paper and forest products – 0.2%
Domtar Corp.	6,550	278,637
		5,939,364
Real estate – 2.4%
Equity real estate investment trusts – 2.3%
American Tower Corp.	7,888	1,146,442
Crown Castle International Corp.	843	92,401
Public Storage	7,471	1,497,114
		2,735,957
Real estate management and development – 0.1%
WeWork Companies, Inc.,
Class A (A)(B)(C)	929	48,131
		2,784,088
Telecommunication services – 1.7%
Diversified telecommunication services – 1.7%
Verizon Communications, Inc.	41,420	1,980,704
Utilities – 1.9%
Electric utilities – 1.1%
Edison International	8,161	519,529
NextEra Energy, Inc.	4,479	731,555
		1,251,084
Gas utilities – 0.3%
UGI Corp.	7,057	313,472
Multi-utilities – 0.5%
Sempra Energy	5,855	651,193
		2,215,749
TOTAL COMMON STOCKS (Cost $97,007,997)		$107,292,400

PREFERRED SECURITIES – 6.0%
Consumer discretionary – 0.9%
Diversified consumer services – 0.2%
The Honest Company, Inc. (A)(B)(C)	8,963	280,452
Internet and direct marketing retail – 0.6%
Coupang LLC (A)(B)(C)	143,460	708,692
Specialty retail – 0.1%
Jand, Inc., Series D (A)(B)(C)	7,805	122,671
		1,111,815
Information technology – 4.1%
Internet software and services – 1.9%
Lookout, Inc., Series F (A)(B)(C)	25,174	215,993
Uber Technologies, Inc. (A)(B)(C)	59,603	1,965,045
		2,181,038
Software – 2.2%
Essence Group Holdings Corp. (A)(B)(C)	203,629	411,331
MarkLogic Corp., Series F (A)(B)(C)	30,839	330,594
Pinterest, Inc., Series G (A)(B)(C)	162,095	1,227,059
Zuora, Inc., Series F (A)(B)(C)	99,899	684,308
		2,653,292
		4,834,330
Real estate – 1.0%
Real estate management and development – 1.0%
WeWork Companies, Inc.,
Series D1 (A)(B)(C)	12,694	657,676

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Real estate management and development (continued)
WeWork Companies, Inc.,
Series D2 (A)(B)(C)	9,974	$516,753
		1,174,429
TOTAL PREFERRED SECURITIES (Cost $4,591,814)		$7,120,574

WARRANTS – 0.0%
J2 Acquisition, Ltd. (Expiration
Date: 10-10-20; Strike Price:
$11.50) (C)	27,000	13,230
Ocelot Partners, Ltd. (Expiration
Date: 3-8-20; Strike Price:
$11.50) (B)(C)	2	1
TOTAL WARRANTS (Cost $270)		$13,231

SHORT-TERM INVESTMENTS – 3.1%
Repurchase agreement – 3.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 3-29-18 at 1.810%
to be repurchased at $3,700,744 on
4-2-18, collateralized by $3,952,000
Federal Home Loan Mortgage Corp.,
1.620% due 9-2-21 (valued at
$3,774,614, including interest)	$3,700,000	3,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,700,000)		$3,700,000
Total Investments (Alpha Opportunities Trust)
(Cost $105,300,081) – 99.9%		$118,126,205
Other assets and liabilities, net – 0.1%		125,297
TOTAL NET ASSETS – 100.0%		$118,251,502

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

American Asset Allocation Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Asset Allocation Fund – Class 1	63,727,396	$1,499,505,620
TOTAL INVESTMENT COMPANIES
(Cost $1,032,340,292)		$1,499,505,620
Total Investments (American Asset
Allocation Trust) (Cost $1,032,340,292) –
100.0%		$1,499,505,620
Other assets and liabilities, net – (0.0%)		(84,202)
TOTAL NET ASSETS – 100.0%		$1,499,421,418

American Global Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Global Growth Fund – Class 1	7,427,298	$233,068,600
TOTAL INVESTMENT COMPANIES
(Cost $194,353,004)		$233,068,600
Total Investments (American Global Growth
Trust) (Cost $194,353,004) – 100.0%		$233,068,600
Other assets and liabilities, net – (0.0%)		(705)
TOTAL NET ASSETS – 100.0%		$233,067,895

American Growth Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Growth Fund – Class 1	11,168,012	$893,999,359
TOTAL INVESTMENT COMPANIES
(Cost $706,348,149)		$893,999,359
Total Investments (American Growth Trust)
(Cost $706,348,149) – 100.0%		$893,999,359
Other assets and liabilities, net –- (0.0%)		(52,462)
TOTAL NET ASSETS – 100.0%		$893,946,897

American Growth-Income Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American Growth-Income Fund – Class 1	20,755,760	$1,059,996,639
TOTAL INVESTMENT COMPANIES
(Cost $874,490,068)		$1,059,996,639
Total Investments (American
Growth-Income Trust) (Cost $874,490,068)
– 100.0%		$1,059,996,639
Other assets and liabilities, net – (0.0%)		(67,321)
TOTAL NET ASSETS – 100.0%		$1,059,929,318

American International Trust

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES – 100.0%
American Funds Insurance Series – 100.0%
American International Fund – Class 1	24,788,203	$541,870,123
TOTAL INVESTMENT COMPANIES
(Cost $436,527,420)		$541,870,123
Total Investments (American International
Trust) (Cost $436,527,420) – 100.0%		$541,870,123
Other assets and liabilities, net – (0.0%)		(36,942)
TOTAL NET ASSETS – 100.0%		$541,833,181

Blue Chip Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 22.3%
Auto components – 0.2%
Aptiv PLC	44,700	$3,798,159
Automobiles – 0.6%
Ferrari NV (A)	29,900	3,603,548

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Tesla, Inc. (A)(B)	29,682	$7,899,271
		11,502,819
Hotels, restaurants and leisure – 3.4%
Hilton Worldwide Holdings, Inc.	58,374	4,597,536
Marriott International, Inc., Class A	145,353	19,765,101
McDonald’s Corp.	27,300	4,269,174
Norwegian Cruise Line
Holdings, Ltd. (B)	63,500	3,363,595
Royal Caribbean Cruises, Ltd.	83,900	9,878,386
Wynn Resorts, Ltd.	26,535	4,838,923
Yum! Brands, Inc.	164,100	13,969,833
		60,682,548
Internet and direct marketing retail – 15.7%
Amazon.com, Inc. (B)	123,728	179,076,484
Booking Holdings, Inc. (B)	37,116	77,215,755
Ctrip.com International, Ltd., ADR (B)	39,840	1,857,341
Netflix, Inc. (B)	83,138	24,554,808
		282,704,388
Multiline retail – 0.7%
Dollar General Corp.	125,100	11,703,105
Specialty retail – 1.6%
Lowe’s Companies, Inc.	1,900	166,725
O’Reilly Automotive, Inc. (B)	859	212,499
Ross Stores, Inc.	179,800	14,020,804
The Home Depot, Inc.	83,776	14,932,234
The TJX Companies, Inc.	1,900	154,964
Ulta Beauty, Inc. (B)	500	102,135
		29,589,361
Textiles, apparel and luxury goods – 0.1%
Tapestry, Inc.	23,600	1,241,596
		401,221,976
Consumer staples – 0.4%
Beverages – 0.2%
Constellation Brands, Inc., Class A	13,200	3,008,544
Monster Beverage Corp. (B)	9,000	514,890
		3,523,434
Food and staples retailing – 0.1%
Costco Wholesale Corp.	3,100	584,133
Tobacco – 0.1%
Philip Morris International, Inc.	22,000	2,186,800
		6,294,367
Financials – 9.4%
Banks – 0.9%
Citigroup, Inc.	18,800	1,269,000
JPMorgan Chase & Co.	145,000	15,945,650
		17,214,650
Capital markets – 7.1%
Ameriprise Financial, Inc.	16,651	2,463,349
Intercontinental Exchange, Inc.	249,453	18,090,332
Morgan Stanley	761,870	41,110,505
Northern Trust Corp.	3,500	360,955
Raymond James Financial, Inc.	3,900	348,699
S&P Global, Inc.	42,758	8,169,343
State Street Corp.	151,912	15,150,184
TD Ameritrade Holding Corp.	555,113	32,879,343
The Bank of New York Mellon Corp.	26,700	1,375,851
The Charles Schwab Corp.	140,400	7,331,688
		127,280,249
Insurance – 1.4%
American International Group, Inc.	36,200	1,970,004
Chubb, Ltd.	12,300	1,682,271
Marsh & McLennan Companies, Inc.	44,100	3,642,219
The Progressive Corp.	83,600	5,093,748
Willis Towers Watson PLC	85,818	13,060,641
		25,448,883
		169,943,782
Health care – 15.5%
Biotechnology – 3.2%
Alexion Pharmaceuticals, Inc. (B)	153,605	17,120,813
Biogen, Inc. (B)	26,792	7,336,185
Celgene Corp. (B)	5,167	460,948
Incyte Corp. (B)	13,600	1,133,288
Regeneron Pharmaceuticals, Inc. (B)	800	275,488
Vertex Pharmaceuticals, Inc. (B)	194,300	31,667,014
		57,993,736
Health care equipment and supplies – 5.7%
Abbott Laboratories	9,300	557,256
Becton, Dickinson and Company	134,046	29,047,768
Danaher Corp.	212,799	20,835,150
Intuitive Surgical, Inc. (B)	59,921	24,737,186
Stryker Corp.	176,640	28,424,909
		103,602,269
Health care providers and services – 5.3%
Aetna, Inc.	25,484	4,306,796
Anthem, Inc.	74,534	16,375,120
Cigna Corp.	96,600	16,203,684
Humana, Inc.	44,200	11,882,286
UnitedHealth Group, Inc.	216,990	46,435,860
		95,203,746
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	12,400	829,560
Illumina, Inc. (B)	2,772	655,356
Thermo Fisher Scientific, Inc.	96,637	19,951,675
		21,436,591
Pharmaceuticals – 0.1%
Merck & Company, Inc.	3,400	185,198
Zoetis, Inc.	17,800	1,486,478
		1,671,676
		279,908,018
Industrials – 9.3%
Aerospace and defense – 4.2%
General Dynamics Corp.	4,100	905,690
Harris Corp.	35,900	5,789,952
Northrop Grumman Corp.	24,400	8,518,528
Raytheon Company	1,400	302,148
Textron, Inc.	3,400	200,498
The Boeing Company	180,543	59,196,439
		74,913,255
Air freight and logistics – 0.0%
FedEx Corp.	1,900	456,209
Airlines – 2.2%
Alaska Air Group, Inc.	65,800	4,076,968
American Airlines Group, Inc.	527,523	27,410,095
Delta Air Lines, Inc.	122,900	6,736,149
United Continental Holdings, Inc. (B)	33,100	2,299,457
		40,522,669
Commercial services and supplies – 0.2%
Cintas Corp.	17,400	2,968,092
Industrial conglomerates – 1.4%
Honeywell International, Inc.	89,476	12,930,177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Roper Technologies, Inc.	41,400	$11,620,566
		24,550,743
Machinery – 0.8%
Fortive Corp.	124,561	9,655,969
Stanley Black & Decker, Inc.	36,200	5,545,840
		15,201,809
Professional services – 0.2%
CoStar Group, Inc. (B)	8,558	3,103,815
IHS Markit, Ltd. (B)	5,447	262,763
		3,366,578
Road and rail – 0.3%
Canadian Pacific Railway, Ltd.	20,000	3,530,000
CSX Corp.	42,900	2,389,959
Union Pacific Corp.	3,700	497,391
		6,417,350
		168,396,705
Information technology – 41.2%
Electronic equipment, instruments and components – 0.0%
Corning, Inc.	10,900	303,892
Internet software and services – 16.1%
Alibaba Group Holding, Ltd.,
ADR (A)(B)	363,361	66,691,278
Alphabet, Inc., Class A (B)	30,066	31,182,651
Alphabet, Inc., Class C (B)	69,898	72,120,057
Facebook, Inc., Class A (B)	507,713	81,127,460
Tencent Holdings, Ltd.	724,900	38,912,297
		290,033,743
IT services – 10.2%
Fidelity National Information
Services, Inc.	83,800	8,069,940
Fiserv, Inc. (B)	225,440	16,076,126
FleetCor Technologies, Inc. (B)	33,400	6,763,500
Global Payments, Inc.	141,664	15,798,369
Mastercard, Inc., Class A	295,189	51,705,305
PayPal Holdings, Inc. (B)	294,943	22,377,325
Visa, Inc., Class A	484,819	57,994,049
Worldpay, Inc., Class A (B)	72,850	5,991,184
		184,775,798
Semiconductors and semiconductor equipment – 2.1%
ASML Holding NV	9,200	1,826,752
Broadcom, Ltd.	58,845	13,866,828
Lam Research Corp.	5,400	1,097,064
Maxim Integrated Products, Inc.	83,600	5,034,392
Microchip Technology, Inc. (A)	60,500	5,527,280
Texas Instruments, Inc.	93,007	9,662,497
		37,014,813
Software – 12.0%
Activision Blizzard, Inc.	53,700	3,622,602
Electronic Arts, Inc. (B)	86,000	10,426,640
Intuit, Inc.	117,165	20,310,553
Microsoft Corp.	907,813	82,856,093
Red Hat, Inc. (B)	117,524	17,571,013
salesforce.com, Inc. (B)	311,100	36,180,930
ServiceNow, Inc. (B)	189,359	31,329,447
Symantec Corp.	62,700	1,620,795
VMware, Inc., Class A (B)	7,024	851,800
Workday, Inc., Class A (B)	94,700	12,037,317
		216,807,190
Technology hardware, storage and peripherals – 0.8%
Apple, Inc.	85,000	14,261,300
		743,196,736
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	27,823	1,772,603
The Sherwin-Williams Company	17,600	6,901,312
		8,673,915
Containers and packaging – 0.0%
Ball Corp.	21,962	872,111
		9,546,026
Real estate – 0.5%
Equity real estate investment trusts – 0.5%
American Tower Corp.	54,915	7,981,346
Equinix, Inc.	721	301,479
		8,282,825
Utilities – 0.4%
Electric utilities – 0.2%
NextEra Energy, Inc.	18,500	3,021,605
Multi-utilities – 0.2%
Sempra Energy	31,331	3,484,634
		6,506,239
TOTAL COMMON STOCKS (Cost $961,417,838)		$1,793,296,674

SECURITIES LENDING COLLATERAL – 2.8%
John Hancock Collateral Trust,
1.8276% (C)(D)	4,998,046	49,989,455
TOTAL SECURITIES LENDING COLLATERAL
(Cost $49,991,750)		$49,989,455

SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (C)	2,379,506	2,379,506
T. Rowe Price Government Money Fund,
1.8418% (C)	2,717,971	2,717,971
		5,097,477
TOTAL SHORT-TERM INVESTMENTS (Cost $5,097,477)		$5,097,477
Total Investments (Blue Chip Growth Trust)
(Cost $1,016,507,065) – 102.6%		$1,848,383,606
Other assets and liabilities, net – (2.6%)		(46,397,446)
TOTAL NET ASSETS – 100.0%		$1,801,986,160

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $49,109,584.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 38.5%
U.S. Government – 16.3%
U.S. Treasury Bonds
2.750%, 11/15/2042 to 11/15/2047	$590,594,000	$566,013,860
3.000%, 02/15/2047	257,195,000	258,005,493
3.125%, 11/15/2041	42,755,000	44,086,017

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Inflation Protected
Securities
0.375%, 07/15/2025	$32,767,229	$32,325,708
U.S. Treasury Notes
1.750%, 01/31/2023	30,990,000	29,844,127
2.750%, 02/15/2028	545,552,000	545,418,482
		1,475,693,687
U.S. Government Agency – 22.2%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	12,500,000	12,407,638
3.000%, 02/01/2043 to 12/01/2046	206,576,886	202,547,121
3.500%, 01/01/2029 to 11/01/2047	247,418,471	249,748,478
4.000%, 09/01/2041 to 11/01/2043	41,695,226	43,280,255
4.500%, 08/01/2040 to 10/01/2041	53,387,532	56,409,376
5.000%, 09/01/2040 to 03/01/2041	12,088,843	13,063,535
5.500%, 05/01/2039	3,388,401	3,714,649
Federal National Mortgage Association
2.625%, 09/06/2024	8,300,000	8,223,109
3.000%, 09/01/2027 to 10/01/2047	185,851,809	182,430,344
3.500%, 02/01/2026 to 11/01/2047	459,926,006	464,996,566
4.000%, 05/01/2025 to 06/01/2044	401,022,305	415,837,396
4.500%, 01/01/2027 to 05/01/2042	212,470,121	224,471,200
5.000%, 02/01/2033 to 12/01/2041	82,834,914	89,518,740
5.500%, 10/01/2035 to 03/01/2041	20,193,910	22,134,959
6.500%, 01/01/2039	7,559,862	8,523,921
Government National
Mortgage Association
3.500%, 04/20/2046	10,894,433	11,033,445
4.000%, 10/15/2039 to 11/15/2041	9,225,610	9,572,326
		2,017,913,058
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,537,674,487)		$3,493,606,745

CORPORATE BONDS – 40.4%
Consumer discretionary – 4.2%
Amazon.com, Inc.
3.150%, 08/22/2027 (A)	22,400,000	21,597,333
4.050%, 08/22/2047 (A)	22,065,000	21,902,979
BMW US Capital LLC
2.150%, 04/06/2020 (A)	13,545,000	13,345,216
Booking Holdings, Inc.
2.750%, 03/15/2023	9,495,000	9,159,649
CBS Corp.
3.375%, 03/01/2022	4,495,000	4,474,320
3.700%, 08/15/2024	7,165,000	7,117,288
Charter Communications Operating LLC
4.200%, 03/15/2028	19,442,000	18,597,453
6.484%, 10/23/2045	20,563,000	22,538,450
Daimler Finance North America LLC
2.200%, 05/05/2020 (A)	8,350,000	8,193,569
Expedia Group, Inc.
3.800%, 02/15/2028	19,580,000	18,184,762
5.000%, 02/15/2026	23,905,000	24,650,954
Ford Motor Company
4.750%, 01/15/2043	7,336,000	6,679,520
Ford Motor Credit Company LLC
3.336%, 03/18/2021	8,760,000	8,705,088
5.875%, 08/02/2021	32,919,000	35,119,449
General Motors Company
4.875%, 10/02/2023	17,272,000	18,017,237
General Motors Financial Company, Inc.
4.000%, 01/15/2025	18,400,000	18,131,734
4.300%, 07/13/2025	15,119,000	15,132,535
Lear Corp.
5.250%, 01/15/2025	9,687,000	10,234,047
Macy’s Retail Holdings, Inc.
3.625%, 06/01/2024 (B)	4,515,000	4,340,741
Myriad International Holdings BV
4.850%, 07/06/2027 (A)	3,610,000	3,677,781
5.500%, 07/21/2025 (A)	8,425,000	8,933,112
QVC, Inc.
4.375%, 03/15/2023	12,280,000	12,286,262
5.125%, 07/02/2022	9,060,000	9,342,028
5.450%, 08/15/2034	11,775,000	11,334,323
Time Warner Cable LLC
8.250%, 04/01/2019	15,105,000	15,850,965
Time Warner, Inc.
3.800%, 02/15/2027	9,390,000	9,072,636
Viacom, Inc.
4.375%, 03/15/2043	7,524,000	6,731,556
5.850%, 09/01/2043	17,267,000	18,787,347
		382,138,334
Consumer staples – 1.7%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (A)	7,920,000	7,676,126
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	30,160,000	32,472,205
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048	9,755,000	10,072,530
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	9,923,000	10,542,500
CVS Health Corp.
3.350%, 03/09/2021	23,792,000	23,917,345
5.050%, 03/25/2048	22,206,000	23,308,718
Kraft Heinz Foods Company
4.875%, 02/15/2025 (A)	8,105,000	8,449,076
5.200%, 07/15/2045	5,509,000	5,589,945
Molson Coors Brewing Company
1.450%, 07/15/2019	12,018,000	11,795,237
3.000%, 07/15/2026	8,243,000	7,614,747
Mondelez International Holdings
Netherlands BV
1.625%, 10/28/2019 (A)	13,955,000	13,666,224
		155,104,653
Energy – 3.8%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	14,675,000	15,439,168
Andeavor Logistics LP
4.250%, 12/01/2027	5,555,000	5,411,749
Boardwalk Pipelines LP
4.450%, 07/15/2027	6,678,000	6,488,227
Colorado Interstate Gas Company LLC
4.150%, 08/15/2026 (A)	7,627,000	7,458,177
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	17,965,000	18,122,581
Enbridge Energy Partners LP
4.375%, 10/15/2020	13,552,000	13,850,428
Enbridge, Inc. (6.250% to 3-1-28, then 3
month LIBOR + 3.641%) 03/01/2078	8,820,000	8,724,234
Energy Transfer Partners LP
2.500%, 06/15/2018	7,425,000	7,426,340
4.200%, 04/15/2027 (B)	4,472,000	4,314,424
5.150%, 03/15/2045	12,840,000	11,715,940
9.700%, 03/15/2019	10,360,000	10,987,638
EnLink Midstream Partners LP
4.850%, 07/15/2026	10,798,000	10,903,215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
6.500%, 01/31/2019	$16,515,000	$16,990,800
6.650%, 04/15/2018	6,845,000	6,852,706
Enterprise Products Operating LLC (3
month LIBOR + 3.708%) 5.481%,
08/01/2066 (C)	10,930,000	10,957,968
Enterprise Products Operating LLC
(5.250% to 8-16-27, then 3 month
LIBOR + 3.033%) 08/16/2077	17,765,000	17,276,463
Kinder Morgan Energy Partners LP
7.750%, 03/15/2032	7,325,000	9,158,739
Lukoil International Finance BV
3.416%, 04/24/2018 (A)	18,780,000	18,780,000
MPLX LP
4.000%, 03/15/2028	10,750,000	10,592,287
Northwest Pipeline LLC
6.050%, 06/15/2018	23,354,000	23,503,200
ONEOK Partners LP
3.200%, 09/15/2018	10,580,000	10,619,515
5.000%, 09/15/2023	5,575,000	5,878,452
Petroleos Mexicanos
4.875%, 01/24/2022	11,060,000	11,335,394
5.375%, 03/13/2022	2,835,000	2,941,313
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	8,848,000	8,707,644
5.000%, 03/15/2027	8,336,000	8,655,147
5.750%, 05/15/2024	14,563,000	15,669,303
5.875%, 06/30/2026	5,069,000	5,537,378
Sunoco Logistics Partners Operations LP
3.900%, 07/15/2026	15,801,000	15,000,785
4.400%, 04/01/2021	13,841,000	14,134,689
5.400%, 10/01/2047	5,169,000	4,916,526
Williams Partners LP
3.750%, 06/15/2027	11,955,000	11,421,759
		349,772,189
Financials – 16.5%
ABN AMRO Bank NV
2.100%, 01/18/2019 (A)	7,030,000	6,993,655
American Express Company
2.500%, 08/01/2022	17,155,000	16,542,389
Aquarius & Investments PLC (6.375% to
9-1-19, then 5 Year U.S. Swap Rate +
5.210%) 09/01/2024	13,270,000	13,634,905
Ares Capital Corp.
3.625%, 01/19/2022	9,957,000	9,817,846
Australia & New Zealand Banking
Group, Ltd.
2.125%, 08/19/2020	16,410,000	16,073,229
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (A)(B)(D)	5,540,000	5,886,250
AXA SA
8.600%, 12/15/2030	4,490,000	6,106,400
Bank of America Corp.
3.950%, 04/21/2025	14,380,000	14,245,616
4.200%, 08/26/2024	6,250,000	6,336,310
4.250%, 10/22/2026	6,343,000	6,383,471
4.450%, 03/03/2026	19,315,000	19,719,577
Bank of Montreal
2.100%, 12/12/2019	28,170,000	27,793,984
Banque Federative du Credit Mutuel SA
2.200%, 07/20/2020 (A)	15,555,000	15,224,312
Barclays Bank PLC
2.650%, 01/11/2021	24,610,000	24,300,985
10.179%, 06/12/2021 (A)	17,215,000	20,203,393
Barclays PLC
4.375%, 01/12/2026	11,935,000	11,947,377
BPCE SA
4.500%, 03/15/2025 (A)	17,505,000	17,568,125
5.700%, 10/22/2023 (A)	15,445,000	16,542,537
Branch Banking & Trust Company
2.100%, 01/15/2020	23,890,000	23,549,208
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (A)	20,125,000	18,659,269
Canadian Imperial Bank of Commerce
2.700%, 02/02/2021	26,345,000	26,068,264
Capital One Bank USA NA
2.300%, 06/05/2019	24,797,000	24,625,136
Capital One Financial Corp.
2.400%, 10/30/2020	7,490,000	7,340,643
2.450%, 04/24/2019	9,940,000	9,894,890
3.750%, 07/28/2026	18,020,000	17,147,811
4.200%, 10/29/2025	13,552,000	13,420,572
Capital One NA
2.350%, 08/17/2018	12,840,000	12,825,506
Citigroup, Inc.
2.350%, 08/02/2021	15,485,000	15,032,644
4.600%, 03/09/2026	20,499,000	21,014,631
Citizens Bank NA
2.200%, 05/26/2020	14,580,000	14,274,514
Cooperatieve Rabobank UA (11.000% to
6-30-19, then 3 month LIBOR +
10.868%) 06/30/2019 (A)(D)	11,814,000	12,918,727
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%) 09/19/2033 (A)	13,025,000	13,280,056
Credit Suisse AG
2.300%, 05/28/2019	26,720,000	26,547,915
Discover Bank
2.600%, 11/13/2018	18,510,000	18,504,051
8.700%, 11/18/2019	16,975,000	18,378,082
Discover Financial Services
3.950%, 11/06/2024	15,399,000	15,226,523
4.100%, 02/09/2027	4,203,000	4,166,536
5.200%, 04/27/2022	2,565,000	2,688,945
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (A)	3,834,670	3,920,950
FS Investment Corp.
4.000%, 07/15/2019	11,730,000	11,787,728
4.250%, 01/15/2020	9,740,000	9,828,091
HBOS PLC
6.750%, 05/21/2018 (A)	31,463,000	31,627,601
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (D)	7,190,000	7,279,875
HSBC Holdings PLC (6.875% to 6-1-21,
then 5 Year U.S. ISDAFIX + 5.514%)
06/01/2021 (B)(D)	11,750,000	12,410,938
ING Bank NV
5.800%, 09/25/2023 (A)	18,415,000	19,897,273
Jefferies Group LLC
4.150%, 01/23/2030	12,590,000	11,728,099
4.850%, 01/15/2027	14,403,000	14,719,769
8.500%, 07/15/2019	20,994,000	22,433,337
JPMorgan Chase & Co.
2.400%, 06/07/2021	20,130,000	19,660,545
3.200%, 06/15/2026	13,615,000	13,052,948

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (6.750% to
2-1-24, then 3 month LIBOR +
3.780%) 02/01/2024 (D)	$18,980,000	$20,707,180
Leucadia National Corp.
5.500%, 10/18/2023	19,450,000	19,991,022
Lincoln National Corp.
4.000%, 09/01/2023	4,000,000	4,084,644
Lloyds Banking Group PLC
4.650%, 03/24/2026	31,040,000	31,135,384
M&T Bank Corp. (5.125% to 11-1-26,
then 3 month LIBOR + 3.520%)
11/01/2026 (B)(D)	11,685,000	11,655,788
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (A)	14,730,000	14,927,166
Manufacturers & Traders Trust Company
(3 month LIBOR + 0.640%) 2.646%,
12/01/2021 (C)	23,610,000	23,520,143
MetLife, Inc.
6.400%, 12/15/2066	9,595,000	10,518,519
9.250%, 04/08/2068 (A)	7,610,000	10,349,600
Morgan Stanley
3.875%, 01/27/2026	12,575,000	12,556,715
5.500%, 01/26/2020	15,440,000	16,112,979
7.300%, 05/13/2019	27,030,000	28,321,582
Nippon Life Insurance Company
(5.100% to 10-16-24, then 5 Year U.S.
ISDAFIX + 3.650%) 10/16/2044 (A)	13,980,000	14,539,200
PNC Bank NA
2.450%, 07/28/2022	19,035,000	18,429,437
2.500%, 01/22/2021	21,785,000	21,463,328
Prudential Financial, Inc. (5.875% to
9-15-22, then 3 month LIBOR +
4.175%) 09/15/2042	22,563,000	23,747,558
Regions Financial Corp.
2.750%, 08/14/2022	18,625,000	18,091,504
Santander Holdings USA, Inc.
2.700%, 05/24/2019	1,670,000	1,665,786
3.400%, 01/18/2023	9,125,000	8,917,266
3.700%, 03/28/2022	15,941,000	15,970,194
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (A)	11,030,000	11,096,511
Standard Chartered PLC
2.100%, 08/19/2019 (A)	23,915,000	23,568,231
Stifel Financial Corp.
4.250%, 07/18/2024	11,940,000	11,989,735
Sumitomo Mitsui Trust Bank, Ltd.
2.050%, 03/06/2019 (A)	18,935,000	18,789,612
SunTrust Bank
2.450%, 08/01/2022	15,285,000	14,721,799
SunTrust Bank (2.590% to 1-29-20, then
3 month LIBOR + 0.297%)
01/29/2021	18,085,000	17,962,736
Teachers Insurance & Annuity
Association of America
4.270%, 05/15/2047 (A)	14,660,000	14,635,392
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	8,990,000	8,910,202
2.300%, 12/13/2019	30,020,000	29,696,054
3.850%, 01/26/2027	23,410,000	23,100,429
The Hartford Financial Services
Group, Inc. (8.125% to 6-15-18, then
3 month LIBOR + 4.603%)
06/15/2068	18,610,000	18,796,100
The PNC Financial Services Group, Inc.
(4.850% to 6-1-23, then 3 month
LIBOR + 3.040%) 06/01/2023 (D)	12,182,000	12,205,146
The PNC Financial Services Group, Inc.
(6.750% to 8-1-21, then 3 month
LIBOR + 3.678%) 08/01/2021 (D)	18,715,000	20,315,133
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	16,270,000	16,061,615
UBS AG
2.375%, 08/14/2019	24,940,000	24,755,622
2.450%, 12/01/2020 (A)	18,375,000	18,041,457
UBS Group Funding Switzerland AG
(2.859% to 8-15-22, then 3 month
LIBOR + 0.954%) 08/15/2023 (A)	18,475,000	17,853,047
US Bank NA
2.000%, 01/24/2020	14,210,000	14,014,272
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 5.894%,
06/15/2018 (C)(D)	12,598,000	12,778,655
Wells Fargo & Company, Series MTN
4.650%, 11/04/2044	9,180,000	9,243,773
Wells Fargo & Company, Series U
(5.875% to 6-15-25, then 3 month
LIBOR + 3.990%) 06/15/2025 (D)	32,785,000	34,489,820
Wells Fargo Bank NA
2.400%, 01/15/2020	27,130,000	26,903,502
Westpac Banking Corp.
2.150%, 03/06/2020	23,573,000	23,214,667
		1,499,079,943
Health care – 2.2%
AbbVie, Inc.
3.600%, 05/14/2025	15,127,000	14,899,915
Allergan Funding SCS
3.800%, 03/15/2025	13,147,000	12,913,841
AmerisourceBergen Corp.
3.450%, 12/15/2027	17,400,000	16,543,635
Becton, Dickinson and Company
2.133%, 06/06/2019	14,385,000	14,221,151
Cardinal Health, Inc.
1.948%, 06/14/2019	12,180,000	12,047,042
Celgene Corp.
2.875%, 08/15/2020 to 02/19/2021	17,760,000	17,660,769
Express Scripts Holding Company
2.600%, 11/30/2020	17,655,000	17,335,379
Mylan NV
2.500%, 06/07/2019	11,034,000	10,947,497
3.950%, 06/15/2026	13,695,000	13,275,019
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019	25,205,000	24,786,870
3.200%, 09/23/2026	16,137,000	15,037,321
Universal Health Services, Inc.
4.750%, 08/01/2022 (A)	8,705,000	8,841,192
5.000%, 06/01/2026 (A)	10,538,000	10,590,690
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	7,478,000	7,252,312
		196,352,633
Industrials – 3.6%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	14,145,000	14,557,699
5.000%, 10/01/2021	12,640,000	13,154,739
Air Canada 2013-1 Class A Pass
Through Trust
4.125%, 11/15/2026 (A)	6,166,277	6,219,307

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2017-1 Class B Pass
Through Trust
3.700%, 07/15/2027 (A)	$6,495,000	$6,359,839
Air Lease Corp.
3.375%, 01/15/2019	5,570,000	5,590,605
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	1,112,463	1,226,301
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	5,798,739	5,831,212
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	10,942,868	11,380,583
American Airlines 2015-1 Class A Pass
Through Trust
3.375%, 11/01/2028	16,618,883	16,224,184
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	10,183,092	10,207,532
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	13,109,836	12,962,219
American Airlines 2017-1 Class A Pass
Through Trust
4.000%, 08/15/2030	6,491,555	6,468,120
American Airlines 2017-1 Class AA Pass
Through Trust
3.650%, 08/15/2030	10,056,864	9,968,866
American Airlines 2017-2 Class A Pass
Through Trust
3.600%, 04/15/2031	5,715,000	5,627,574
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (A)	21,950,045	22,784,146
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (A)	3,678,219	3,781,945
British Airways 2018-1 Class AA Pass
Through Trust
3.800%, 03/20/2033 (A)	3,399,000	3,415,995
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	1,276,508	1,307,655
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	11,589,398	12,403,090
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,681,317	1,820,362
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	1,258,644	1,275,157
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	4,373,006	4,453,470
Delta Air Lines, Inc.
3.625%, 03/15/2022	16,125,000	16,100,655
Equifax, Inc.
7.000%, 07/01/2037	2,625,000	3,217,524
General Electric Company (3 month
LIBOR + 0.480%) 2.319%,
08/15/2036 (C)	9,945,000	8,459,869
International Lease Finance Corp.
5.875%, 04/01/2019	7,724,000	7,934,331
Lockheed Martin Corp.
4.700%, 05/15/2046	12,770,000	13,833,592
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	838,159	882,749
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (A)	12,205,000	12,209,799
Rockwell Collins, Inc.
1.950%, 07/15/2019	9,290,000	9,188,297
Textron, Inc.
7.250%, 10/01/2019	7,700,000	8,181,912
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	14,681,150	14,562,232
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	7,265,659	7,360,113
United Airlines 2016-1 Class A Pass
Through Trust
3.450%, 01/07/2030	9,492,789	9,274,699
United Airlines 2016-1 Class B Pass
Through Trust
3.650%, 01/07/2026	9,080,000	8,894,632
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	2,788,659	3,007,290
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	8,914,907	9,628,100
Verisk Analytics, Inc.
4.000%, 06/15/2025	18,370,000	18,477,781
		328,234,175
Information technology – 3.5%
Activision Blizzard, Inc.
3.400%, 09/15/2026	12,143,000	11,860,021
6.125%, 09/15/2023 (A)	12,235,000	12,797,468
Autodesk, Inc.
3.500%, 06/15/2027	12,526,000	11,949,202
Broadcom Corp.
2.375%, 01/15/2020	17,225,000	16,982,894
3.875%, 01/15/2027 (B)	20,189,000	19,616,982
CA, Inc.
3.600%, 08/15/2022	12,085,000	12,188,259
Citrix Systems, Inc.
4.500%, 12/01/2027	14,544,000	14,377,633
Dell International LLC
3.480%, 06/01/2019 (A)	23,135,000	23,238,061
6.020%, 06/15/2026 (A)	27,890,000	30,018,655
8.350%, 07/15/2046 (A)	8,680,000	11,009,993
DXC Technology Company
2.875%, 03/27/2020	13,955,000	13,875,673
eBay, Inc.
2.150%, 06/05/2020	10,020,000	9,831,450
Electronic Arts, Inc.
4.800%, 03/01/2026	18,900,000	20,232,205
Hewlett Packard Enterprise Company
2.100%, 10/04/2019 (A)	15,609,000	15,401,940
Microsoft Corp.
4.450%, 11/03/2045	18,355,000	20,283,542
Motorola Solutions, Inc.
4.600%, 02/23/2028	8,600,000	8,650,847
NetApp, Inc.
2.000%, 09/27/2019	12,645,000	12,448,061
Tech Data Corp.
4.950%, 02/15/2027	20,359,000	20,353,316

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	$18,570,000	$18,431,341
VMware, Inc.
2.950%, 08/21/2022	10,850,000	10,394,874
		313,942,417
Materials – 0.6%
Anglo American Capital PLC
4.750%, 04/10/2027 (A)	9,195,000	9,296,076
Braskem Finance, Ltd.
7.000%, 05/07/2020 (A)	17,090,000	18,122,578
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)	11,360,000	11,057,824
Mexichem SAB de CV
4.000%, 10/04/2027 (A)	6,135,000	5,828,250
The Sherwin-Williams Company
2.250%, 05/15/2020	7,962,000	7,828,891
		52,133,619
Real estate – 1.4%
American Homes 4 Rent LP
4.250%, 02/15/2028	10,505,000	10,287,023
American Tower Corp.
3.400%, 02/15/2019	12,115,000	12,157,598
3.550%, 07/15/2027	16,680,000	15,813,131
4.700%, 03/15/2022	11,995,000	12,514,743
Crown Castle Towers LLC
4.883%, 08/15/2040 (A)	25,984,000	26,896,163
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	10,710,000	10,466,169
4.950%, 04/01/2024	10,275,000	10,483,326
5.250%, 01/15/2026	6,280,000	6,372,425
Ventas Realty LP
3.500%, 02/01/2025	13,405,000	13,045,645
Welltower, Inc.
4.125%, 04/01/2019	11,080,000	11,211,281
		129,247,504
Telecommunication services – 1.4%
AT&T, Inc.
4.750%, 05/15/2046	14,595,000	14,151,393
5.450%, 03/01/2047	26,080,000	27,636,078
CC Holdings GS V LLC
3.849%, 04/15/2023	13,135,000	13,186,903
Sprint Spectrum Company LLC
3.360%, 03/20/2023 (A)	8,491,875	8,438,801
Verizon Communications, Inc.
4.400%, 11/01/2034	12,105,000	11,939,498
4.672%, 03/15/2055	9,855,000	9,366,236
4.862%, 08/21/2046	29,860,000	30,082,736
5.012%, 08/21/2054	10,386,000	10,312,435
		125,114,080
Utilities – 1.5%
Abengoa Transmision Sur SA
6.875%, 04/30/2043 (A)	8,585,568	9,358,269
CenterPoint Energy, Inc.
2.500%, 09/01/2022	7,760,000	7,517,924
Dominion Energy, Inc.
2.579%, 07/01/2020	9,642,000	9,518,987
Electricite de France SA
3.625%, 10/13/2025 (A)	9,375,000	9,374,087
Electricite de France SA (5.250% to
1-29-23, then 10 Year U.S. Swap Rate
+ 3.709%) 01/29/2023 (A)(D)	19,320,000	19,358,640
Emera US Finance LP
3.550%, 06/15/2026	6,192,000	5,909,711
Exelon Corp.
5.150%, 12/01/2020	11,220,000	11,678,627
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	7,740,000	7,698,602
2.400%, 09/15/2019	13,602,000	13,498,249
3.550%, 05/01/2027	16,740,000	16,256,703
Southern California Edison Company
(6.250% to 2-1-22, then 3 month
LIBOR + 4.199%) 02/01/2022 (D)	8,285,000	8,802,813
Southern Power Company
1.950%, 12/15/2019	15,825,000	15,546,473
		134,519,085
TOTAL CORPORATE BONDS
(Cost $3,673,730,370)		$3,665,638,632

CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
State Street Corp. (3 month LIBOR +
1.000%) 3.124%, 06/01/2077 (C)	10,606,000	9,599,491
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $8,434,455)		$9,599,491

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.1%
Commercial and residential – 0.4%
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month
LIBOR + 0.971%)
2.748%, 03/15/2037 (A)(C)	10,611,000	10,584,791
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
2.840%, 06/11/2032 (A)(C)	5,505,000	5,510,254
DBJPM Mortgage Trust
Series 2016-C3, Class C
3.494%, 09/10/2049 (E)	4,140,000	3,884,749
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (A)(E)	7,267,961	7,289,424
GS Mortgage Securities Trust
Series 2014-NEW, Class C
3.790%, 01/10/2031 (A)	5,175,000	5,199,233
MSDB Trust
Series 2017-712F, Class C
3.628%, 07/11/2039 (A)(E)	2,045,000	2,012,115
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A2
2.954%, 12/15/2047	4,810,000	4,820,772
WFCG Commercial Mortgage Trust
Series 2015-BXRP, Class D (1 month
LIBOR + 2.571%)
4.348%, 11/15/2029 (A)(C)	2,149,168	2,153,875
		41,455,213
U.S. Government Agency – 1.7%
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
3.872%, 12/25/2028 (C)	5,210,000	5,305,125
Series K017, Class X1 IO,
1.346%, 12/25/2021	140,916,923	5,731,260
Series K018, Class X1 IO,
1.367%, 01/25/2022	109,093,385	4,494,658
Series K021, Class X1 IO,
1.462%, 06/25/2022	32,018,583	1,616,164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K022, Class X1 IO,
1.249%, 07/25/2022	$328,547,714	$14,477,981
Series K026, Class X1 IO,
1.012%, 11/25/2022	164,473,068	6,226,786
Series K038, Class X1 IO,
1.173%, 03/25/2024	242,825,680	13,825,644
Series K048, Class X1 IO,
0.253%, 06/25/2025	165,400,230	2,654,971
Series K707, Class X1 IO,
1.513%, 12/25/2018	114,850,867	726,156
Series K709, Class X1 IO,
1.503%, 03/25/2019	90,689,327	945,672
Series K710, Class X1 IO,
1.731%, 05/25/2019	120,682,362	1,671,089
Series K711, Class X1 IO,
1.681%, 07/25/2019	262,556,329	3,728,641
Government National
Mortgage Association
Series 2012-114, Class IO,
0.802%, 01/16/2053	43,603,475	2,256,663
Series 2016-142, Class IO,
0.994%, 09/16/2058	50,334,814	3,900,223
Series 2016-162, Class IO,
0.996%, 09/16/2058	111,017,514	8,518,463
Series 2016-174, Class IO,
0.899%, 11/16/2056	71,181,860	5,399,222
Series 2016-87, Class IO,
1.006%, 08/16/2058	65,827,817	5,011,090
Series 2017-109, Class IO,
0.612%, 04/16/2057	88,819,123	5,260,526
Series 2017-124, Class IO,
0.705%, 01/16/2059	110,562,557	7,540,400
Series 2017-135, Class IO,
0.840%, 10/16/2058	71,746,493	5,210,733
Series 2017-140, Class IO,
0.609%, 02/16/2059	64,108,540	4,286,297
Series 2017-159, Class IO,
0.545%, 06/16/2059	82,790,213	4,871,923
Series 2017-20, Class IO,
0.749%, 12/16/2058	137,885,563	8,856,086
Series 2017-22, Class IO,
1.047%, 12/16/2057	48,915,296	4,396,071
Series 2017-3, Class IO,
0.908%, 09/16/2058	128,155,449	9,220,003
Series 2017-41, Class IO,
0.792%, 07/16/2058	96,450,701	6,759,063
Series 2017-46, Class IO,
0.619%, 11/16/2057	104,591,248	6,460,037
Series 2017-61, Class IO,
0.767%, 05/16/2059	62,670,367	4,947,099
		154,298,046
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $202,347,812)		$195,753,259

ASSET BACKED SECURITIES – 17.6%
AccessLex Institute
Series 2005-1, Class A4 (3 month
LIBOR + 0.210%)
2.498%, 06/22/2037 (C)	6,050,000	5,820,664
Series 2006-1, Class A3 (3 month
LIBOR + 0.200%)
2.144%, 08/25/2037 (C)	10,975,996	10,757,812
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	18,525,000	18,433,420
Series 2017-3, Class A3
1.740%, 09/15/2021	16,150,000	15,950,958
Series 2017-4, Class A4
1.960%, 07/15/2022	10,855,000	10,637,210
Series 2018-1, Class A3
2.310%, 06/15/2022	8,820,000	8,766,316
Ally Master Owner Trust
Series 2018-1, Class A2
2.700%, 01/17/2023	30,840,000	30,642,205
American Express Credit Account Master
Trust
Series 2017-1, Class A
1.930%, 09/15/2022	33,165,000	32,717,810
BA Credit Card Trust
Series 2017-A1, Class A1
1.950%, 08/15/2022	43,335,000	42,733,792
BMW Vehicle Owner Trust
Series 2016-A, Class A4
1.370%, 12/27/2022	10,405,000	10,173,736
Series 2018-A, Class A3
2.350%, 04/25/2022	14,605,000	14,504,775
Cabela’s Credit Card Master Note Trust
Series 2015-1A, Class A1
2.260%, 03/15/2023	3,135,000	3,102,417
Series 2016-1, Class A1
1.780%, 06/15/2022	32,782,500	32,436,871
California Republic Auto
Receivables Trust
Series 2015-2, Class A4
1.750%, 01/15/2021	17,694,410	17,593,697
Series 2016-2, Class A4
1.830%, 12/15/2021	15,925,000	15,743,700
Capital One Multi-Asset Execution Trust
Series 2016-A3, Class A3
1.340%, 04/15/2022	28,125,000	27,717,306
Series 2017-A1, Class A1
2.000%, 01/17/2023	37,430,000	36,932,406
Series 2017-A4, Class A4
1.990%, 07/17/2023	30,000	29,473
CarMax Auto Owner Trust
Series 2015-2, Class A4
1.800%, 03/15/2021	10,975,000	10,887,072
Series 2016-1, Class A4
1.880%, 06/15/2021	10,260,000	10,121,559
Series 2016-2, Class A4
1.680%, 09/15/2021	11,525,000	11,317,386
Series 2018-1, Class A3
2.480%, 11/15/2022	9,275,000	9,207,559
Chase Issuance Trust
Series 2016-A2, Class A
1.370%, 06/15/2021	24,205,000	23,862,778
Series 2016-A5, Class A5
1.270%, 07/15/2021	49,755,000	48,944,829
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4
1.870%, 02/15/2022 (A)	8,665,000	8,542,328
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1
1.750%, 11/19/2021	34,755,000	34,246,531
Series 2017-A3, Class A3
1.920%, 04/07/2022	14,790,000	14,567,113
Series 2018-A1, Class A1
2.539%, 01/20/2023	33,740,000	33,456,952

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2016-B, Class A3
1.630%, 08/15/2021	$9,000,000	$8,913,923
Series 2017-C, Class A3
2.080%, 02/15/2023	9,825,000	9,685,574
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (A)	12,947,163	13,297,343
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (A)	16,165,050	16,304,716
Discover Card Execution Note Trust
Series 2017-A6, Class A6
1.880%, 02/15/2023	40,130,000	39,379,108
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23
4.118%, 07/25/2047 (A)	19,681,100	19,892,475
Evergreen Credit Card Trust
Series 2018-1, Class A
2.950%, 03/15/2023 (A)	17,200,000	17,198,153
Five Guys Funding LLC
Series 2017-1A, Class A2
4.600%, 07/25/2047 (A)	8,319,150	8,456,182
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.310%, 04/15/2026 (A)	19,355,000	19,241,518
Series 2015-1, Class A
2.120%, 07/15/2026 (A)	31,588,000	31,214,693
Series 2015-B, Class A4
1.580%, 08/15/2020	13,810,000	13,731,438
Series 2016-B, Class A4
1.520%, 08/15/2021	6,335,000	6,216,291
Series 2016-C, Class A4
1.400%, 02/15/2022	13,945,000	13,546,011
Series 2017-A, Class A3
1.670%, 06/15/2021	8,925,000	8,828,775
Series 2017-B, Class A4
1.870%, 09/15/2022	4,295,000	4,188,298
Series 2017-C, Class A4
2.160%, 03/15/2023	10,280,000	10,093,389
Ford Credit Floorplan Master Owner
Trust
Series 2017-2, Class A1
2.160%, 09/15/2022	17,000,000	16,760,144
GM Financial Consumer Automobile
Receivables Trust
Series 2017-2A, Class A3
1.860%, 12/16/2021 (A)	15,075,000	14,856,272
Series 2017-3A, Class A4
2.130%, 03/16/2023 (A)	15,965,000	15,593,458
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month
LIBOR + 0.200%)
2.144%, 08/25/2044 (C)	34,019,000	33,266,211
Golden Credit Card Trust
Series 2018-1A, Class A
2.620%, 01/15/2023 (A)	14,445,000	14,354,284
Hertz Vehicle Financing II LP
Series 2016-3A, Class A
2.270%, 07/25/2020 (A)	13,069,000	12,955,566
Honda Auto Receivables Owner Trust
Series 2015-1, Class A4
1.320%, 11/16/2020	15,078,304	15,087,150
Series 2015-3, Class A4
1.560%, 10/18/2021	20,250,000	20,141,379
Series 2016-1, Class A4
1.380%, 04/18/2022	10,120,000	9,998,608
Series 2016-2, Class A4
1.620%, 08/15/2022	19,860,000	19,617,283
Series 2016-4, Class A4
1.360%, 01/18/2023	17,210,000	16,790,312
Series 2017-1, Class A3
1.720%, 07/21/2021	22,355,000	22,105,216
Series 2017-2, Class A4
1.870%, 09/15/2023	4,674,000	4,556,818
Series 2017-3, Class A4
1.980%, 11/20/2023	5,565,000	5,464,317
Huntington Auto Trust
Series 2015-1, Class A4
1.640%, 06/15/2021	12,280,000	12,219,810
Series 2016-1, Class A4
1.930%, 04/15/2022	29,905,000	29,491,157
Hyundai Auto Lease Securitization Trust
Series 2018-A, Class A3
2.810%, 04/15/2021 (A)	12,490,000	12,486,188
Hyundai Auto Receivables Trust
Series 2015-A, Class A4
1.370%, 07/15/2020	16,082,704	16,025,951
Series 2017-A, Class A3
1.760%, 08/16/2021	17,890,000	17,642,971
John Deere Owner Trust
Series 2015-A, Class A4
1.650%, 12/15/2021	10,555,000	10,530,316
Series 2018-A, Class A3
2.660%, 04/18/2022	5,970,000	5,961,295
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month
LIBOR + 0.240%)
2.000%, 10/27/2042 (C)	6,862,899	6,728,455
MMAF Equipment Finance LLC
Series 2017-B, Class A3
2.210%, 10/17/2022 (A)	13,163,000	12,966,137
MVW Owner Trust
Series 2014-1A, Class A
2.250%, 09/22/2031 (A)	2,641,570	2,590,582
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.370%, 08/23/2036 (A)(C)	7,712,000	7,568,106
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2
3.220%, 02/15/2023 (A)	3,720,000	3,725,448
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	42,370,000	42,058,085
Series 2016-B, Class A4
1.540%, 10/17/2022	8,655,000	8,460,704
Series 2017-A, Class A3
1.740%, 08/16/2021	11,175,000	11,030,441
Series 2017-B, Class A3
1.750%, 10/15/2021	11,720,000	11,537,340
Series 2017-B, Class A4
1.950%, 10/16/2023	12,410,000	12,124,297
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (A)	5,542,451	5,512,463
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (A)	7,911,590	7,890,929

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC
Series 2017-E, Class A2A
1.860%, 11/26/2040 (A)	$8,283,230	$8,195,333
SunTrust Auto Receivables Trust
Series 2015-1A, Class A4
1.780%, 01/15/2021 (A)	21,494,945	21,372,265
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month
LIBOR + 0.190%)
1.950%, 10/28/2037 (A)(C)	34,022,042	33,603,874
Synchrony Credit Card Master
Note Trust
Series 2016-1, Class A
2.040%, 03/15/2022	15,100,000	15,026,066
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (A)	17,291,125	17,387,437
Towd Point Mortgage Trust
Series 2016-5, Class A1
2.500%, 10/25/2056 (A)(E)	15,833,800	15,607,676
Series 2017-1, Class A1
2.750%, 10/25/2056 (A)(E)	5,370,614	5,310,991
Series 2017-2, Class A1
2.750%, 04/25/2057 (A)(E)	4,375,876	4,344,051
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A4
1.740%, 09/15/2020	19,030,000	18,938,999
Series 2016-B, Class A4
1.520%, 08/16/2021	10,275,000	10,119,347
Series 2016-C, Class A4
1.320%, 11/15/2021	9,000,000	8,812,540
Series 2017-A, Class A3
1.730%, 02/16/2021	16,970,000	16,792,246
Series 2017-B, Class A3
1.760%, 07/15/2021	21,640,000	21,369,154
Series 2017-C, Class A4
1.980%, 12/15/2022	11,435,000	11,198,938
Series 2018-A, Class A3
2.360%, 05/16/2022	11,310,000	11,231,373
Triton Container Finance V LLC
Series 2018-1A, Class A
3.950%, 03/20/2043 (A)	8,570,000	8,568,375
USAA Auto Owner Trust
Series 2015-1, Class A4
1.540%, 11/16/2020	13,288,362	13,243,850
Verizon Owner Trust
Series 2016-1A, Class A
1.420%, 01/20/2021 (A)	14,935,000	14,800,878
Series 2016-2A, Class A
1.680%, 05/20/2021 (A)	23,905,000	23,635,454
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (A)	16,000,000	15,930,192
VSE VOI Mortgage LLC
Series 2017-A, Class A
2.330%, 03/20/2035 (A)	8,881,135	8,659,015
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month
LIBOR + 0.240%)
1.985%, 04/25/2040 (A)(C)	2,440,088	2,330,410
Westgate Resorts LLC
Series 2014-1A, Class A
2.150%, 12/20/2026 (A)	1,650,327	1,640,192
Series 2016-1A, Class A
3.500%, 12/20/2028 (A)	4,633,313	4,639,970
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.770%, 09/15/2021	26,825,000	26,615,634
Series 2017-B, Class A3
1.950%, 02/15/2023	5,425,000	5,316,124
Series 2018-A, Class A3
2.500%, 04/17/2023	14,875,000	14,795,178
TOTAL ASSET BACKED SECURITIES
(Cost $1,611,913,380)		$1,597,619,817

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
1.8276% (F)(G)	1,700,622	17,009,285
TOTAL SECURITIES LENDING COLLATERAL
(Cost $17,011,572)		$17,009,285

SHORT-TERM INVESTMENTS – 0.8%
U.S. Government Agency – 0.7%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	$4,708,000	4,707,804
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	45,612,000	45,610,480
1.400%, 04/02/2018 *	18,395,000	18,394,285
		68,712,569
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $6,357,236 on
4-2-18, collateralized by $6,603,700
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $6,484,414,
including interest)	6,356,000	$6,356,000
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $1,385,114 on 4-2-18,
collateralized by $275,000 Federal
National Mortgage Association,
1.500% due 6-22-20 (valued at
$270,652, including interest) and
$1,160,000 U.S. Treasury Notes,
1.375% - 2.125% due 5-31-20 to
8-31-20 (valued at $1,145,738,
including interest)	1,385,000	$1,385,000
		7,741,000
TOTAL SHORT-TERM INVESTMENTS (Cost $76,453,569)		$76,453,569
Total Investments (Bond Trust)
(Cost $9,127,565,645) – 99.7%		$9,055,680,798
Other assets and liabilities, net – 0.3%		23,010,079
TOTAL NET ASSETS – 100.0%		$9,078,690,877

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,208,024,321 or 13.3% of the fund’s net assets as of 3-31-18.
(B)	A portion of this security is on loan as of 3-31-2018. The value of securities on loan amounted to $16,545,887.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Bond Trust (continued)

(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Capital Appreciation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.5%
Consumer discretionary – 21.2%
Automobiles – 1.1%
Tesla, Inc. (A)(B)	44,108	$11,738,462
Hotels, restaurants and leisure – 3.5%
Marriott International, Inc., Class A	153,619	20,889,112
McDonald’s Corp.	99,804	15,607,350
		36,496,462
Internet and direct marketing retail – 10.9%
Amazon.com, Inc. (A)	40,217	58,207,673
Booking Holdings, Inc. (A)	6,829	14,206,983
Netflix, Inc. (A)	138,443	40,889,140
		113,303,796
Media – 1.2%
Charter Communications, Inc.,
Class A (A)	39,249	12,215,074
Specialty retail – 2.0%
The Home Depot, Inc.	114,122	20,341,105
Textiles, apparel and luxury goods – 2.5%
Kering SA	33,313	15,977,476
NIKE, Inc., Class B	145,222	9,648,550
		25,626,026
		219,720,925
Consumer staples – 4.7%
Beverages – 1.1%
Monster Beverage Corp. (A)	196,844	11,261,445
Food and staples retailing – 1.8%
Costco Wholesale Corp.	95,620	18,017,677
Personal products – 1.8%
The Estee Lauder Companies, Inc.,
Class A	126,171	18,890,322
		48,169,444
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Concho Resources, Inc. (A)	90,732	13,639,742
Financials – 5.1%
Banks – 3.3%
JPMorgan Chase & Co.	213,231	23,449,013
The PNC Financial Services Group, Inc.	69,405	10,496,812
		33,945,825
Capital markets – 1.8%
The Goldman Sachs Group, Inc.	74,304	18,714,205
		52,660,030
Health care – 9.4%
Biotechnology – 4.9%
AbbVie, Inc.	78,416	7,422,074
Alexion Pharmaceuticals, Inc. (A)	93,899	10,465,983
BioMarin Pharmaceutical, Inc. (A)	115,647	9,375,502
Celgene Corp. (A)	127,063	11,335,290
Vertex Pharmaceuticals, Inc. (A)	78,274	12,757,097
		51,355,946
Health care providers and services – 1.4%
UnitedHealth Group, Inc.	68,804	14,724,056
Life sciences tools and services – 1.2%
Illumina, Inc. (A)	51,661	12,213,694
Pharmaceuticals – 1.9%
Bristol-Myers Squibb Company	307,345	19,439,571
		97,733,267
Industrials – 7.8%
Aerospace and defense – 3.0%
The Boeing Company	96,971	31,794,851
Air freight and logistics – 2.0%
FedEx Corp.	86,318	20,725,815
Machinery – 2.8%
Caterpillar, Inc.	106,833	15,745,048
Parker-Hannifin Corp.	75,980	12,994,859
		28,739,907
		81,260,573
Information technology – 49.1%
Internet software and services – 14.6%
Alibaba Group Holding, Ltd.,
ADR (A)(B)	228,166	41,877,588
Alphabet, Inc., Class A (A)	20,476	21,236,479
Alphabet, Inc., Class C (A)	20,444	21,093,915
Facebook, Inc., Class A (A)	194,469	31,074,202
Tencent Holdings, Ltd.	675,917	36,282,912
		151,565,096
IT services – 9.9%
FleetCor Technologies, Inc. (A)	67,328	13,633,920
Mastercard, Inc., Class A	194,101	33,998,731
PayPal Holdings, Inc. (A)	204,205	15,493,033
Square, Inc., Class A (A)	150,265	7,393,038
Visa, Inc., Class A	268,606	32,130,650
		102,649,372
Semiconductors and semiconductor equipment – 5.6%
Broadcom, Ltd.	87,886	20,710,336
NVIDIA Corp.	95,972	22,226,155
Texas Instruments, Inc.	144,320	14,993,405
		57,929,896
Software – 14.7%
Activision Blizzard, Inc.	205,941	13,892,780
Adobe Systems, Inc. (A)	132,687	28,671,007
Microsoft Corp.	457,717	41,775,831
Red Hat, Inc. (A)	120,393	17,999,957
salesforce.com, Inc. (A)	223,999	26,051,084
Splunk, Inc. (A)	114,061	11,222,462
Workday, Inc., Class A (A)	96,017	12,204,721
		151,817,842
Technology hardware, storage and peripherals – 4.3%
Apple, Inc.	263,258	44,169,426
		508,131,632

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials – 0.9%
Chemicals – 0.9%
Albemarle Corp.	100,206	$9,293,104
TOTAL COMMON STOCKS (Cost $717,680,985)		$1,030,608,717

SECURITIES LENDING COLLATERAL – 2.2%
John Hancock Collateral Trust,
1.8276% (C)(D)	2,250,358	22,507,632
TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,509,330)		$22,507,632

SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (C)	1,047,197	1,047,197
TOTAL SHORT-TERM INVESTMENTS (Cost $1,047,197)		$1,047,197
Total Investments (Capital Appreciation Trust)
(Cost $741,237,512) – 101.8%		$1,054,163,546
Other assets and liabilities, net – (1.8%)		(18,611,515)
TOTAL NET ASSETS – 100.0%		$1,035,552,031

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $22,041,153.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 68.2%
Consumer discretionary – 7.5%
Auto components – 1.3%
Adient PLC (A)	32,287	$1,929,462
Magna International, Inc.	59,124	3,331,637
		5,261,099
Hotels, restaurants and leisure – 3.4%
Aramark	153,441	6,070,126
Yum! Brands, Inc.	83,407	7,100,438
		13,170,564
Internet and direct marketing retail – 2.6%
Amazon.com, Inc. (B)	5,419	7,843,135
Booking Holdings, Inc. (B)	1,150	2,392,449
		10,235,584
Media – 0.2%
Liberty Global PLC, Series C (B)	24,580	747,969
		29,415,216
Consumer staples – 8.0%
Beverages – 5.3%
Dr. Pepper Snapple Group, Inc.	134,129	15,878,191
PepsiCo, Inc.	44,517	4,859,031
		20,737,222
Food and staples retailing – 0.3%
CVS Health Corp.	20,400	1,269,084
Food products – 1.0%
The Kraft Heinz Company	32,105	1,999,820
Tyson Foods, Inc., Class A	26,866	1,966,323
		3,966,143
Tobacco – 1.4%
Philip Morris International, Inc.	53,147	5,282,812
		31,255,261
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
Canadian Natural Resources, Ltd.	50,800	1,598,676
Enterprise Products Partners LP	101,493	2,484,549
TOTAL SA	14,254	817,034
		4,900,259
Financials – 7.9%
Banks – 2.5%
The PNC Financial Services Group, Inc.	65,676	9,932,838
Capital markets – 2.1%
Intercontinental Exchange, Inc.	50,433	3,657,401
State Street Corp.	44,730	4,460,923
		8,118,324
Insurance – 3.3%
Marsh & McLennan Companies, Inc.	154,093	12,726,541
		30,777,703
Health care – 13.6%
Biotechnology – 0.2%
Biogen, Inc. (B)	3,413	934,548
Health care equipment and supplies – 7.1%
Abbott Laboratories	105,994	6,351,160
Becton, Dickinson and Company	47,508	10,294,984
Danaher Corp.	112,919	11,055,899
		27,702,043
Health care providers and services – 2.9%
Aetna, Inc.	20,062	3,390,478
Anthem, Inc.	10,581	2,324,646
Cigna Corp.	7,097	1,190,451
UnitedHealth Group, Inc. (C)	20,473	4,381,222
		11,286,797
Life sciences tools and services – 3.3%
PerkinElmer, Inc.	119,722	9,065,350
Thermo Fisher Scientific, Inc. (C)	18,652	3,850,892
		12,916,242
Pharmaceuticals – 0.1%
Perrigo Company PLC	7,821	651,802
		53,491,432
Industrials – 6.4%
Commercial services and supplies – 1.7%
Republic Services, Inc.	40,447	2,678,805
Waste Connections, Inc.	55,916	4,011,414
		6,690,219
Industrial conglomerates – 1.4%
General Electric Company	101,270	1,365,120
Roper Technologies, Inc.	14,141	3,969,237
		5,334,357
Machinery – 2.3%
Fortive Corp.	65,393	5,069,265
The Middleby Corp. (B)	32,064	3,969,203
		9,038,468
Professional services – 1.0%
Equifax, Inc.	32,514	3,830,474
		24,893,518

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology – 15.4%
Internet software and services – 1.8%
Alphabet, Inc., Class A (B)	1,710	$1,773,509
Alphabet, Inc., Class C (B)	2,193	2,262,715
Facebook, Inc., Class A (B)	19,000	3,036,010
		7,072,234
IT services – 8.1%
Fidelity National Information
Services, Inc.	91,825	8,842,748
Fiserv, Inc. (B)	175,140	12,489,233
Mastercard, Inc., Class A (C)	7,537	1,320,181
Visa, Inc., Class A	75,073	8,980,232
		31,632,394
Semiconductors and semiconductor equipment – 1.4%
Broadcom, Ltd.	6,400	1,508,160
Maxim Integrated Products, Inc.	1,753	105,566
Texas Instruments, Inc. (C)	38,235	3,972,234
		5,585,960
Software – 3.7%
Intuit, Inc.	21,775	3,774,696
Microsoft Corp.	118,900	10,852,003
		14,626,699
Technology hardware, storage and peripherals – 0.4%
Apple, Inc.	9,300	1,560,354
		60,477,641
Materials – 0.5%
Containers and packaging – 0.5%
Ball Corp.	46,773	1,857,356
Real estate – 2.3%
Equity real estate investment trusts – 2.3%
American Tower Corp.	28,712	4,173,002
Crown Castle International Corp.	42,500	4,658,425
		8,831,427
Utilities – 5.4%
Electric utilities – 2.7%
Eversource Energy	87,265	5,141,654
NextEra Energy, Inc.	11,356	1,854,775
PG&E Corp.	67,127	2,948,889
Xcel Energy, Inc.	18,174	826,554
		10,771,872
Multi-utilities – 2.7%
CMS Energy Corp.	5,771	261,369
DTE Energy Company	54,025	5,640,210
NiSource, Inc.	194,168	4,642,557
		10,544,136
		21,316,008
TOTAL COMMON STOCKS (Cost $228,185,487)		$267,215,821

PREFERRED SECURITIES – 3.9%
Financials – 1.4%
Banks – 1.3%
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	14,000	391,020
Wells Fargo & Company, Series L,
7.500%	3,616	4,664,640
		5,055,660
Capital markets – 0.1%
State Street Corp., 6.000%	2,346	61,700
The Charles Schwab Corp., 5.950%	1,000	26,190
The Charles Schwab Corp., 6.000%	15,000	390,600
		478,490
		5,534,150
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company,
6.125%	67,159	3,924,100
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Crown Castle International Corp.,
Series A, 6.875%	307	341,696
Utilities – 1.4%
Electric utilities – 0.7%
Alabama Power Company, 5.000%	10,000	253,800
NextEra Energy, Inc., 6.123%	7,851	452,689
SCE Trust II, 5.100%	1,920	44,352
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	20,615	547,741
SCE Trust IV (5.375% to 9-15-25, then
3 month LIBOR + 3.132%)	30,000	771,000
SCE Trust V (5.450% to 3-15-26, then 3
month LIBOR + 3.790%)	8,000	207,840
SCE Trust VI, 5.000%	25,000	566,000
		2,843,422
Multi-utilities – 0.7%
DTE Energy Company, 5.250%	35,000	844,900
Sempra Energy, 6.000%	20,167	2,064,496
		2,909,396
		5,752,818
TOTAL PREFERRED SECURITIES (Cost $14,797,150)		$15,552,764

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 6.1%
U.S. Government – 6.1%
U.S. Treasury Notes
2.250%, 11/15/2027	$24,850,000	23,785,678
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $24,306,740)		$23,785,678

CORPORATE BONDS - 18.1%
Consumer discretionary - 4.8%
Amazon.com, Inc.
2.600%, 12/05/2019	465,000	464,924
AutoZone, Inc.
1.625%, 04/21/2019	50,000	49,409
2.500%, 04/15/2021	155,000	151,879
CCO Holdings LLC
5.125%, 05/01/2027 (D)	280,000	265,832
5.250%, 03/15/2021 to 09/30/2022	800,000	810,319
5.750%, 09/01/2023 to 01/15/2024	677,000	687,155
Cedar Fair LP
5.375%, 06/01/2024	476,000	482,545
5.375%, 04/15/2027 (D)	315,000	311,850
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (D)	380,000	386,650
Charter Communications Operating LLC
3.579%, 07/23/2020	150,000	150,403
DISH DBS Corp.
4.250%, 04/01/2018	140,000	140,000
Dollar Tree, Inc.
5.750%, 03/01/2023	170,000	177,691

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating
Company, Inc.
4.250%, 09/01/2024	$100,000	$97,000
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (D)	1,917,000	1,847,509
5.000%, 06/01/2024 (D)	432,000	429,300
5.250%, 06/01/2026 (D)	530,000	528,013
McDonald’s Corp.
2.100%, 12/07/2018	45,000	44,870
Netflix, Inc.
4.375%, 11/15/2026	1,815,000	1,715,175
4.875%, 04/15/2028 (D)	2,925,000	2,812,680
5.875%, 02/15/2025	637,000	667,258
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	275,000	283,250
Tesla, Inc.
5.300%, 08/15/2025 (A)(D)	1,718,000	1,498,955
Time Warner Cable LLC
6.750%, 07/01/2018	500,000	504,704
Unitymedia GmbH
6.125%, 01/15/2025 (D)	775,000	812,781
Virgin Media Finance PLC
6.000%, 10/15/2024 (D)	450,000	445,500
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (D)	200,000	192,500
Yum! Brands, Inc.
3.750%, 11/01/2021	1,085,000	1,071,438
3.875%, 11/01/2020 to 11/01/2023	1,010,000	992,338
5.300%, 09/15/2019	180,000	184,725
5.350%, 11/01/2043	215,000	194,575
6.875%, 11/15/2037	260,000	276,900
		18,678,128
Consumer staples – 1.1%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	300,000	299,112
2.650%, 02/01/2021	155,000	153,760
3.300%, 02/01/2023	200,000	200,044
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
3.033%, 02/01/2021 (E)	360,000	369,993
Aramark Services, Inc.
5.000%, 04/01/2025 (A)(D)	650,000	655,070
B&G Foods, Inc.
4.625%, 06/01/2021	300,000	297,750
PepsiCo, Inc.
1.250%, 04/30/2018	125,000	124,885
Philip Morris International, Inc.
2.000%, 02/21/2020	380,000	374,314
2.625%, 02/18/2022	470,000	460,450
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
2.312%, 02/21/2020 (E)	255,000	256,247
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
2.846%, 06/24/2022 (D)(E)	440,000	437,706
Spectrum Brands, Inc.
6.125%, 12/15/2024	175,000	180,250
6.625%, 11/15/2022	315,000	325,238
The Kroger Company
2.000%, 01/15/2019	105,000	104,253
		4,239,072
Energy – 0.3%
Enbridge Energy Partners LP
6.500%, 04/15/2018	15,000	15,019
EQT Corp.
8.125%, 06/01/2019	208,000	220,256
Matador Resources Company
6.875%, 04/15/2023	200,000	208,000
Shell International Finance BV (3 month
LIBOR + 0.450%)
2.260%, 05/11/2020 (E)	810,000	814,607
		1,257,882
Financials – 3.0%
Burlington Northern Santa Fe LLC
3.250%, 06/15/2027 (A)	330,000	324,747
Hub Holdings LLC (8.125% Cash or
8.875% PIK)
8.125%, 07/15/2019 (D)	55,000	55,069
HUB International, Ltd.
7.875%, 10/01/2021 (D)	1,300,000	1,345,500
KFW
2.875%, 04/03/2028	7,390,000	7,352,913
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	140,000	138,539
2.750%, 01/30/2022	190,000	186,959
3.300%, 03/14/2023	65,000	64,768
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (F)	435,000	446,963
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (F)	375,000	364,688
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (F)	450,000	460,746
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (F)	525,000	522,638
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	350,000	357,875
		11,621,405
Health care – 1.7%
Becton, Dickinson and Company
2.675%, 12/15/2019	266,000	264,219
3.363%, 06/06/2024	420,000	404,078
Becton, Dickinson and Company (3
month LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	400,000	401,235
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	75,000	79,253
HCA, Inc.
3.750%, 03/15/2019	200,000	200,760
4.250%, 10/15/2019	485,000	488,638
6.500%, 02/15/2020	1,890,000	1,982,138
Hologic, Inc.
4.375%, 10/15/2025 (D)	487,000	469,955
Medtronic Global Holdings SCA
1.700%, 03/28/2019	475,000	470,638
3.350%, 04/01/2027	270,000	266,280
Medtronic, Inc.
2.500%, 03/15/2020	275,000	273,439

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Pfizer, Inc.
1.200%, 06/01/2018	$950,000	$948,694
Teleflex, Inc.
4.625%, 11/15/2027	90,000	86,626
4.875%, 06/01/2026	125,000	123,750
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	345,000	326,325
Universal Health Services, Inc.
3.750%, 08/01/2019 (D)	60,000	60,300
		6,846,328
Industrials – 1.6%
3M Company
2.250%, 03/15/2023	360,000	349,316
2.875%, 10/15/2027	450,000	434,580
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	225,000	223,192
CNH Industrial Capital LLC
3.625%, 04/15/2018	680,000	680,170
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	110,267	116,398
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	194,629	196,731
Delta Air Lines 2009-1 Class A Pass
Through Trust
7.750%, 06/17/2021	72,649	76,994
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	66,763	67,992
Fortive Corp.
1.800%, 06/15/2019	40,000	39,516
Harris Corp.
1.999%, 04/27/2018	130,000	129,968
Lennox International, Inc.
3.000%, 11/15/2023	90,000	87,658
Northrop Grumman Corp.
2.550%, 10/15/2022	630,000	610,334
2.930%, 01/15/2025	765,000	733,103
3.250%, 01/15/2028	1,352,000	1,289,595
Trinity Acquisition PLC
4.400%, 03/15/2026	270,000	273,439
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	147,993	159,596
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	17,859	18,407
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	57,942	61,708
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	193,172	192,747
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	61,166	63,001
Welbilt, Inc.
9.500%, 02/15/2024	155,000	172,825
Xylem, Inc.
3.250%, 11/01/2026	75,000	72,638
4.875%, 10/01/2021	60,000	63,459
		6,113,367
Information technology – 2.0%
Amphenol Corp.
2.200%, 04/01/2020	285,000	280,902
3.200%, 04/01/2024	140,000	136,175
Apple, Inc.
1.500%, 09/12/2019	1,160,000	1,143,982
Fiserv, Inc.
2.700%, 06/01/2020	580,000	576,244
Microsoft Corp.
3.300%, 02/06/2027	3,075,000	3,050,736
NXP BV
3.750%, 06/01/2018 (D)	2,425,000	2,428,153
Solera LLC
10.500%, 03/01/2024 (D)	80,000	89,000
Texas Instruments, Inc.
2.900%, 11/03/2027	225,000	214,038
		7,919,230
Materials – 0.5%
Ecolab, Inc.
2.000%, 01/14/2019	205,000	203,767
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	210,000	212,037
5.750%, 10/15/2020	1,284,068	1,300,119
6.875%, 02/15/2021	252,972	256,451
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
5.222%, 07/15/2021 (D)(E)	195,000	197,438
		2,169,812
Real estate – 1.2%
American Tower Corp.
3.300%, 02/15/2021	320,000	319,871
Crown Castle International Corp.
4.875%, 04/15/2022	400,000	420,138
5.250%, 01/15/2023	1,475,000	1,566,900
Iron Mountain, Inc.
4.375%, 06/01/2021 (D)	235,000	236,175
SBA Communications Corp.
4.875%, 07/15/2022 to 09/01/2024	2,034,000	2,022,375
		4,565,459
Telecommunication services – 0.5%
Level 3 Financing, Inc.
5.375%, 08/15/2022	400,000	400,000
5.625%, 02/01/2023	350,000	350,333
T-Mobile USA, Inc.
6.836%, 04/28/2023	225,000	232,875
Verizon Communications, Inc.
3.125%, 03/16/2022	475,000	470,665
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
3.145%, 03/16/2022 (E)	475,000	484,079
		1,937,952
Utilities – 1.4%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	260,000	257,816
CMS Energy Corp.
8.750%, 06/15/2019	27,000	28,721
Dominion Energy, Inc.
2.962%, 07/01/2019	65,000	64,876
DTE Energy Company
3.800%, 03/15/2027	700,000	690,442
Edison International
2.125%, 04/15/2020	475,000	466,214
Eversource Energy
2.750%, 03/15/2022	275,000	269,461

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Eversource Energy (continued)
2.900%, 10/01/2024	$175,000	$167,959
3.300%, 01/15/2028	433,000	416,915
NiSource, Inc.
3.490%, 05/15/2027	715,000	690,938
4.375%, 05/15/2047	490,000	491,144
NSTAR Electric Company
3.200%, 05/15/2027	360,000	351,849
Pacific Gas & Electric Company
3.300%, 03/15/2027	485,000	460,271
Southern California Gas Company
3.200%, 06/15/2025	250,000	249,154
The Southern Company
1.550%, 07/01/2018	435,000	433,728
1.850%, 07/01/2019	230,000	226,892
Virginia Electric & Power Company
3.150%, 01/15/2026	125,000	120,772
3.500%, 03/15/2027	330,000	325,683
		5,712,835
TOTAL CORPORATE BONDS (Cost $72,368,247)		$71,061,470

TERM LOANS (G) – 1.6%
Consumer discretionary – 0.1%
Delta 2 Lux Sarl (1 month LIBOR +
2.500%)
TBD 02/01/2024 (H)	255,000	254,363
Dollar Tree, Inc.
4.250%, 07/06/2022	25,000	25,078
Kasima LLC (1, 2 and 3 month LIBOR
+ 2.500%)
4.730%, 05/17/2021	19,302	19,398
		298,839
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.000%)
3.877%, 01/26/2024	39,447	39,518
Energy – 0.1%
BCP Raptor LLC (2 month LIBOR +
4.250%)
6.039%, 06/24/2024	447,750	449,989
Financials – 0.7%
HUB International, Ltd. (3 month
LIBOR + 3.000%)
4.838%, 10/02/2020	2,404,795	2,416,482
Vantiv LLC (1 month LIBOR + 2.000%)
3.777%, 10/14/2021	270,000	271,350
		2,687,832
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%)
4.627%, 03/01/2024	1,032,200	1,034,399
NVA Holdings, Inc.
TBD 02/02/2025 (H)	185,000	185,154
		1,219,553
Industrials – 0.2%
Institutional Shareholder Services, Inc. (3
month LIBOR + 3.750%)
5.470%, 10/16/2024	77,917	78,047
5.797%, 10/16/2024	7,083	7,095
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.627%, 03/03/2023	550,000	553,438
		638,580
Information technology – 0.1%
Cypress Intermediate Holdings III, Inc.
TBD 04/27/2024 (H)	70,000	70,188
Fiserv, Inc. (1 month LIBOR + 1.250%)
3.127%, 10/25/2018	64,286	64,125
Global Payments, Inc. (1 month LIBOR
+ 1.750%)
3.398%, 05/02/2022	316,875	317,271
Kronos, Inc.
TBD 11/01/2023 (H)	120,000	120,709
		572,293
Materials – 0.1%
HB Fuller Company (1 month LIBOR +
2.250%)
4.072%, 10/20/2024	259,350	260,486
TOTAL TERM LOANS (Cost $6,150,116)		$6,167,090

ASSET BACKED SECURITIES – 0.1%
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 05/25/2046 (D)	395,000	397,200
TOTAL ASSET BACKED SECURITIES (Cost $395,000)		$397,200

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter on AT&T, Inc.
(Expiration Date: 4-20-18; Strike
Price: $39.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 17,800) (B)	178	623
Over the Counter on AT&T, Inc.
(Expiration Date: 6-15-18; Strike
Price: $40.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 17,800) (B)	178	3,029
Over the Counter on CVS Health Corp.
(Expiration Date: 5-18-18; Strike
Price: $85.00; Counterparty: Citigroup
Global Markets, Inc.; Notional
Amount: 1,800) (B)	18	120
Over the Counter on Dr. Pepper Snapple
Group, Inc. (Expiration Date: 5-18-18;
Strike Price: $92.50;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 1,800) (B)	18	47,120
Over the Counter on Dr. Pepper Snapple
Group, Inc. (Expiration Date: 5-18-18;
Strike Price: $95.00;
Counterparty: Citigroup Global
Markets, Inc.; Notional
Amount: 1,800) (B)	18	42,616
Over the Counter on The Kraft Heinz
Company (Expiration Date: 4-20-18;
Strike Price: $85.00;
Counterparty: Credit Suisse
Securities LLC; Notional
Amount: 3,600) (B)	36	2
TOTAL PURCHASED OPTIONS (Cost $63,686)		$93,510

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust,
1.8276% (I)(J)	201,800	2,018,366
TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,018,558)		$2,018,366

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 3.1%
Money market funds – 2.5%
T. Rowe Price Government Money Fund,
1.8418% (I)	9,868,152	$9,868,152
Repurchase agreement – 0.6%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $2,184,180 on 4-2-18,
collateralized by $2,265,000 Federal
National Mortgage Association,
1.500% due 6-22-20 valued at
$2,229,186, including interest)	$2,184,000	2,184,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,052,152)		$12,052,152
Total Investments (Capital Appreciation Value Trust)
(Cost $360,337,136) – 101.6%		$398,344,051
Other assets and liabilities, net – (1.6%)		(6,459,096)
TOTAL NET ASSETS – 100.0%		$391,884,955

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $1,974,182.
(B)	Non-income producing security.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 3-31-18.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	65	6,500	$11,927	$(11,440)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	10	1,000	60,979	(40,986)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	2	200	10,739	(5,949)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	21	2,100	101,488	(86,070)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	26	2,600	13,950	(13,330)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	25	2,500	10,062	(9,474)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	21	2,100	23,664	(12,208)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	26	2,600	25,249	(10,442)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	21	2,100	16,728	(8,434)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	93	9,300	62,048	(44,674)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	2	200	28,423	(66,113)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	2	200	21,859	(53,565)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	4	400	28,086	(51,320)
JPMorgan Clearing Corp.	Broadcom, Inc.	USD	270.00	Jan 2019	64	6,400	117,888	(82,712)
Citigroup Global
Markets, Inc.	Crown Castle International Corp.	USD	120.00	Jan 2019	43	4,300	15,780	(14,724)
Citigroup Global
Markets, Inc.	Crown Castle International Corp.	USD	125.00	Jan 2019	44	4,400	9,617	(9,363)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	63	6,300	68,247	(68,247)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Options on securities (continued)
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	9	900	$10,209	$(12,946)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	29	2,900	37,299	(41,716)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	8	800	7,693	(9,689)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	29	2,900	31,292	(35,124)
Citigroup Global
Markets, Inc.	Mastercard, Inc., Class A	USD	1,260.00	Jan 2019	5	500	25,537	(13,920)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	111	11,100	48,426	(57,533)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	43	4,300	19,542	(15,845)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	43	4,300	13,631	(11,023)
Citigroup Global
Markets, Inc.	Philip Morris International, Inc.	USD	115.00	Jan 2019	55	5,500	22,061	(7,633)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	61	6,100	47,707	(59,354)
Goldman Sachs &
Company	Texas Instruments Incorporated	USD	125.00	Jan 2019	64	6,400	28,182	(17,934)
Goldman Sachs &
Company	Texas Instruments Incorporated	USD	130.00	Jan 2019	65	6,500	20,973	(12,844)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	10	1,000	6,237	(19,627)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	10	1,000	4,833	(16,619)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	10	1,000	3,709	(13,983)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	10	1,000	2,728	(11,396)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	94	9,400	53,540	(30,313)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	33	3,300	32,671	(26,699)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	34	3,400	23,229	(18,291)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	12	1,200	5,244	(4,222)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	72	7,200	37,058	(16,320)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	21	2,100	12,960	(42,931)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	21	2,100	9,578	(35,756)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	21	2,100	6,887	(28,404)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	58	5,800	22,693	(61,480)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	56	5,600	20,292	(45,500)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	85	8,500	36,266	(37,240)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	43	4,300	18,576	(13,387)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	38	3,800	17,746	(11,831)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	7	700	1,344	(1,356)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	85	8,500	14,911	(16,463)
							$1,269,788	$(1,336,430)
							$1,269,788	$(1,336,430)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)

Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Core Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 61.7%
U.S. Government – 34.1%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$15,947,000	$14,475,193
2.750%, 08/15/2047 to 11/15/2047	23,699,000	22,603,610
2.875%, 11/15/2046	2,226,000	2,178,326
3.000%, 11/15/2045 to 02/15/2048	19,667,000	19,733,820
U.S. Treasury Notes
1.125%, 02/28/2021 to 07/31/2021	21,429,000	20,656,437
1.250%, 08/31/2019	1,404,000	1,384,971
1.375%, 07/31/2019 to 09/30/2020	17,751,000	17,438,123
1.500%, 05/15/2020 to 08/15/2026	34,975,000	33,964,842
1.625%, 07/31/2020 to 08/31/2022	27,036,000	26,376,693
1.750%, 11/15/2020 to 12/31/2020	8,698,000	8,558,685
1.875%, 12/31/2019 to 07/31/2022	43,309,000	42,288,408
1.875%, 12/15/2020 (A)	9,163,000	9,044,103
2.000%, 01/31/2020 to 11/15/2026	87,652,000	85,115,706
2.125%, 12/31/2022	4,351,000	4,265,646
2.250%, 02/15/2021 to 11/15/2027	75,452,000	72,964,455
2.375%, 03/15/2021 to 01/31/2023	7,647,000	7,642,350
2.500%, 03/31/2023	6,379,000	6,356,996
2.625%, 02/28/2023	8,718,000	8,741,482
2.750%, 02/28/2025 to 02/15/2028	5,090,000	5,093,090
		408,882,936
U.S. Government Agency – 27.6%
Federal Home Loan Mortgage Corp.
2.428%, (12 month LIBOR +
1.649%), 05/01/2043 (B)	637,949	631,200
2.805%, (12 month LIBOR +
1.640%), 01/01/2047 (B)	1,161,191	1,158,794
2.999%, (12 month LIBOR +
1.636%), 11/01/2047 (B)	775,669	772,857
3.086%, (12 month LIBOR +
1.623%), 02/01/2045 (B)	676,647	681,157
3.500%, 09/01/2026 to 02/01/2048	9,413,149	9,558,196
4.000%, 10/01/2029 to 06/01/2046	7,006,554	7,272,718
4.500%, 08/01/2020 to 05/01/2045	1,549,505	1,620,402
5.000%, 05/01/2044 to 07/01/2044	2,072,630	2,245,108
Federal National Mortgage Association
2.364%, 10/09/2019 (C)	2,895,000	2,792,202
2.680%, (12 month LIBOR +
1.610%), 05/01/2046 (B)	988,684	986,638
2.734%, (12 month LIBOR +
1.610%), 12/01/2047 (B)	521,863	519,799
2.893%, (12 month LIBOR +
1.608%), 12/01/2047 (B)	1,217,716	1,218,574
2.937%, (12 month LIBOR +
1.608%), 11/01/2047 (B)	1,147,139	1,148,750
2.945%, (12 month LIBOR +
1.610%), 10/01/2047 (B)	1,478,282	1,480,964
2.979%, (12 month LIBOR +
1.616%), 09/01/2047 (B)	4,230,438	4,244,598
3.000%, 10/01/2028 to 10/01/2033	11,390,454	11,452,278
3.013%, (12 month LIBOR +
1.602%), 02/01/2048 (B)	692,052	690,694
3.028%, (12 month LIBOR +
1.610%), 12/01/2047 (B)	1,251,182	1,249,477
3.134%, (12 month LIBOR +
1.620%), 03/01/2047 (B)	1,660,329	1,675,287
3.230%, (12 month LIBOR +
1.620%), 06/01/2047 (B)	1,640,618	1,654,044
3.500%, TBA (D)	17,100,000	17,230,330
3.500%, 08/01/2028 to 02/01/2048	22,904,866	23,169,159
4.000%, TBA (D)	21,000,000	21,501,545
4.000%, 04/01/2024 to 03/01/2048	80,194,370	83,017,323
4.372%, (12 month LIBOR +
1.776%), 04/01/2040 (B)	533,432	551,502
4.500%, TBA (D)	19,900,000	20,780,916
4.500%, 05/01/2034 to 01/01/2048	15,663,312	16,567,530
5.000%, 07/01/2044 to 08/01/2056	7,210,238	7,789,512
Government National
Mortgage Association
3.000%, 02/20/2045 to 12/20/2046	14,756,035	14,566,987
3.500%, TBA (D)	2,600,000	2,625,457
3.500%, 04/20/2046 to 01/20/2048	17,167,408	17,352,338
4.000%, TBA (D)	12,600,000	12,953,186
4.000%, 07/15/2045 to 03/20/2048	10,784,217	11,121,300
4.500%, TBA (D)	13,000,000	13,478,638
4.500%, 05/20/2045 to 01/20/2048	14,594,844	15,290,962
5.000%, 12/20/2039 to 11/20/2045	220,446	238,663
		331,289,085
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $752,666,740)		$740,172,021

FOREIGN GOVERNMENT OBLIGATIONS – 1.4%
Chile – 0.2%
Republic of Chile
3.240%, 02/06/2028	2,190,000	2,147,295
Indonesia – 0.3%
Republic of Indonesia
2.950%, 01/11/2023	2,085,000	2,012,246
3.500%, 01/11/2028 (A)	260,000	248,741
4.750%, 01/08/2026 (E)	626,000	653,851
		2,914,838
Israel – 0.1%
Government of Israel
4.125%, 01/17/2048	1,170,000	1,123,130
Japan – 0.2%
Japan Bank for International Cooperation
2.250%, 02/24/2020	1,984,000	1,967,021
Mexico – 0.2%
Government of Mexico
3.750%, 01/11/2028	745,000	720,415
4.600%, 02/10/2048	1,639,000	1,554,592
5.750%, 10/12/2099	465,000	473,138
		2,748,145
Paraguay – 0.1%
Republic of Paraguay
5.600%, 03/13/2048 (A)(E)	315,000	320,513
6.100%, 08/11/2044 (E)	341,000	366,575
		687,088

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
2.875%, 03/04/2023 (E)	$1,210,000	$1,164,267
3.625%, 03/04/2028 (E)	235,000	223,167
4.625%, 10/04/2047 (E)	255,000	243,206
		1,630,640
South Korea – 0.2%
Export-Import Bank of Korea
2.500%, 11/01/2020	800,000	786,558
3.000%, 11/01/2022	1,739,000	1,701,735
		2,488,293
United Arab Emirates – 0.0%
Abu Dhabi Government
4.125%, 10/11/2047 (E)	360,000	336,817
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $16,434,011)		$16,043,267

CORPORATE BONDS – 23.9%
Consumer discretionary – 1.7%
21st Century Fox America, Inc.
4.750%, 11/15/2046	360,000	389,886
4.950%, 10/15/2045	260,000	286,211
Amazon.com, Inc.
3.150%, 08/22/2027 (E)	878,000	846,538
3.800%, 12/05/2024	437,000	447,864
3.875%, 08/22/2037 (E)	774,000	768,355
4.050%, 08/22/2047 (E)	655,000	650,190
4.250%, 08/22/2057 (E)	265,000	263,751
CBS Corp.
2.500%, 02/15/2023	1,510,000	1,434,320
3.375%, 02/15/2028 (A)	750,000	696,752
Charter Communications Operating LLC
3.750%, 02/15/2028	468,000	429,758
4.200%, 03/15/2028	727,000	695,420
4.464%, 07/23/2022	445,000	454,733
5.375%, 05/01/2047	449,000	433,598
Discovery Communications LLC
3.950%, 03/20/2028	498,000	477,684
4.875%, 04/01/2043	525,000	500,178
Ford Motor Company
5.291%, 12/08/2046 (A)	1,462,000	1,427,385
Ford Motor Credit Company LLC
3.339%, 03/28/2022	736,000	723,837
3.815%, 11/02/2027 (A)	1,530,000	1,437,340
General Motors Company
5.150%, 04/01/2038	925,000	920,849
General Motors Financial Company, Inc.
3.500%, 11/07/2024	1,243,000	1,199,487
4.350%, 01/17/2027	444,000	440,755
Lennar Corp.
4.750%, 11/29/2027 (E)	1,180,000	1,129,850
Mcdonald’s Corp.
3.800%, 04/01/2028	963,000	974,528
4.450%, 03/01/2047	612,000	631,850
The Brooklyn Union Gas Company
4.273%, 03/15/2048 (E)	655,000	677,030
Time Warner Cable LLC
6.550%, 05/01/2037	330,000	370,555
Time Warner, Inc.
3.800%, 02/15/2027	655,000	632,862
4.850%, 07/15/2045	630,000	642,777
Viacom, Inc.
4.375%, 03/15/2043	390,000	348,924
		20,333,267
Consumer staples – 2.4%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (E)	1,555,000	1,507,118
3.550%, 07/26/2027 (E)	925,000	887,834
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	1,933,000	1,917,536
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 01/12/2024	779,000	784,158
4.000%, 04/13/2028	1,125,000	1,138,183
4.375%, 04/15/2038	754,000	768,164
4.600%, 04/15/2048	532,000	549,317
4.750%, 04/15/2058	674,000	688,944
BAT Capital Corp.
2.297%, 08/14/2020 (E)	705,000	691,123
2.764%, 08/15/2022 (E)	1,373,000	1,327,612
3.222%, 08/15/2024 (E)	919,000	885,643
3.557%, 08/15/2027 (E)	693,000	662,746
Campbell Soup Company
4.150%, 03/15/2028 (A)	744,000	735,874
Church & Dwight Company, Inc.
2.450%, 08/01/2022	360,000	348,621
3.150%, 08/01/2027	574,000	542,234
3.950%, 08/01/2047	360,000	336,250
Constellation Brands, Inc.
3.200%, 02/15/2023	980,000	960,848
3.600%, 02/15/2028	1,500,000	1,446,177
Costco Wholesale Corp.
2.300%, 05/18/2022	566,000	551,726
2.750%, 05/18/2024	1,005,000	979,729
3.000%, 05/18/2027	1,507,000	1,456,026
CVS Health Corp.
3.350%, 03/09/2021	1,226,000	1,232,459
4.100%, 03/25/2025	1,226,000	1,233,624
4.300%, 03/25/2028	1,707,000	1,717,540
4.780%, 03/25/2038	779,000	788,233
5.050%, 03/25/2048	303,000	318,047
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,351,000	1,341,470
4.375%, 06/01/2046	1,610,000	1,466,888
5.200%, 07/15/2045	190,000	192,792
Reynolds American, Inc.
5.850%, 08/15/2045	1,264,000	1,476,303
		28,933,219
Energy – 2.8%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	372,000	356,264
4.850%, 03/15/2021	523,000	543,687
Andeavor Logistics LP
3.500%, 12/01/2022	530,000	520,669
5.200%, 12/01/2047	475,000	466,900
Cenovus Energy, Inc.
5.400%, 06/15/2047	372,000	373,830
Chevron Corp.
2.954%, 05/16/2026	435,000	418,241
Cimarex Energy Company
4.375%, 06/01/2024	1,446,000	1,487,464
Concho Resources, Inc.
3.750%, 10/01/2027	793,000	774,851
4.875%, 10/01/2047	455,000	482,532
Enbridge Energy Partners LP
7.375%, 10/15/2045	245,000	316,080
Enbridge, Inc.
2.900%, 07/15/2022	1,099,000	1,065,874
Encana Corp.
6.500%, 02/01/2038	725,000	874,751

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
2.500%, 06/15/2018	$915,000	$915,165
6.125%, 12/15/2045	802,000	831,132
Entergy Louisiana LLC
4.000%, 03/15/2033	850,000	865,947
Enterprise Products Operating LLC
4.250%, 02/15/2048	1,157,000	1,125,591
4.850%, 03/15/2044	228,000	238,398
Hess Corp.
5.600%, 02/15/2041	280,000	285,594
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	485,000	490,296
Kinder Morgan, Inc.
3.150%, 01/15/2023	1,748,000	1,701,453
5.000%, 02/15/2021 (E)	1,421,000	1,475,546
5.550%, 06/01/2045	610,000	640,508
Marathon Petroleum Corp.
4.750%, 09/15/2044	180,000	180,648
5.000%, 09/15/2054	310,000	300,718
Occidental Petroleum Corp.
4.200%, 03/15/2048	660,000	663,648
Petroleos Mexicanos
2.378%, 04/15/2025	1,031,250	1,017,194
2.460%, 12/15/2025	2,592,800	2,563,050
5.350%, 02/12/2028 (E)	1,555,000	1,523,900
6.350%, 02/12/2048 (E)	445,000	429,981
6.500%, 03/13/2027	750,000	801,000
6.750%, 09/21/2047	520,000	526,178
Plains All American Pipeline LP
4.500%, 12/15/2026	220,000	218,080
Sabine Pass Liquefaction LLC
5.000%, 03/15/2027	1,054,000	1,094,353
5.875%, 06/30/2026	475,000	518,890
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (E)	1,625,000	1,587,127
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (E)	1,763,000	1,791,746
Shell International Finance BV
4.000%, 05/10/2046	346,000	347,556
Transcontinental Gas Pipe Line
Company LLC
7.850%, 02/01/2026	437,000	537,429
Valero Energy Corp.
4.900%, 03/15/2045	259,000	273,691
Western Gas Partners LP
5.300%, 03/01/2048	1,286,000	1,271,548
5.450%, 04/01/2044	205,000	206,817
Williams Partners LP
3.750%, 06/15/2027	643,000	614,320
4.850%, 03/01/2048	959,000	947,649
		33,666,296
Financials – 7.2%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	1,420,000	1,368,405
American International Group, Inc.
4.375%, 01/15/2055	350,000	323,400
6.250%, 05/01/2036	755,000	897,965
Banco Santander SA
3.125%, 02/23/2023	1,000,000	968,781
3.500%, 04/11/2022	510,000	507,511
4.250%, 04/11/2027	640,000	637,068
Bank of America Corp.
3.300%, 01/11/2023	3,160,000	3,151,422
4.000%, 04/01/2024	1,139,000	1,163,422
4.450%, 03/03/2026	708,000	722,830
Bank of America Corp. (2.738% to
1-23-21, then 3 month LIBOR +
0.370%) 01/23/2022	1,340,000	1,320,937
Bank of America Corp. (3.366% to
1-23-25, then 3 month LIBOR +
0.810%) 01/23/2026	1,131,000	1,099,637
Bank of America Corp. (3.550% to
3-5-23, then 3 month LIBOR +
0.780%) 03/05/2024	3,495,000	3,504,476
Bank of America Corp. (3.593% to
7-21-27, then 3 month LIBOR +
1.370%) 07/21/2028	1,445,000	1,402,530
Bank of America Corp. (3.970% to
3-5-28, then 3 month LIBOR +
1.070%) 03/05/2029	540,000	541,011
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	1,001,000	1,020,520
Berkshire Hathaway Energy Company
3.250%, 04/15/2028 (E)	517,000	498,584
BNP Paribas SA
3.375%, 01/09/2025 (E)	822,000	794,682
3.500%, 03/01/2023 (E)	2,135,000	2,120,512
Brighthouse Financial, Inc.
3.700%, 06/22/2027 (E)	1,250,000	1,158,961
Capital One Financial Corp.
2.400%, 10/30/2020	870,000	852,651
3.200%, 01/30/2023	1,085,000	1,058,538
3.800%, 01/31/2028	650,000	629,148
4.200%, 10/29/2025	330,000	326,800
Capital One NA
2.650%, 08/08/2022	821,000	789,609
Citigroup, Inc.
2.700%, 10/27/2022	2,581,000	2,495,915
4.125%, 07/25/2028	803,000	792,973
4.450%, 09/29/2027	1,655,000	1,673,464
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023	2,445,000	2,414,827
Citigroup, Inc. (3.878% to 1-24-38, then
3 month LIBOR + 1.168%)
01/24/2039	325,000	312,610
Citizens Bank NA
3.700%, 03/29/2023	1,455,000	1,460,400
Commonwealth Bank of Australia
3.450%, 03/16/2023 (A)(E)	1,530,000	1,530,045
3.900%, 03/16/2028 (E)	1,315,000	1,324,293
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022 to 06/09/2023	1,445,000	1,452,228
4.550%, 04/17/2026	1,230,000	1,255,960
DNB Bank ASA
2.125%, 10/02/2020 (E)	2,330,000	2,279,548
Dollar General Corp.
4.125%, 05/01/2028	779,000	785,415
HSBC Holdings PLC
2.650%, 01/05/2022	1,751,000	1,702,012
Intesa Sanpaolo SpA
3.125%, 07/14/2022 (E)	862,000	832,818
3.375%, 01/12/2023 (E)	510,000	497,714
3.875%, 07/14/2027 to 01/12/2028 (E)	2,044,000	1,928,707
4.375%, 01/12/2048 (E)	630,000	584,527
JPMorgan Chase & Co.
2.295%, 08/15/2021	936,000	909,878
2.950%, 10/01/2026	2,451,000	2,304,375

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	$1,745,000	$1,693,007
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	464,000	465,931
Lazard Group LLC
3.750%, 02/13/2025	218,000	214,420
Lloyds Banking Group PLC
4.344%, 01/09/2048	775,000	720,932
4.375%, 03/22/2028	2,585,000	2,609,011
Markel Corp.
3.500%, 11/01/2027	605,000	576,883
Morgan Stanley
2.625%, 11/17/2021	2,340,000	2,284,114
2.750%, 05/19/2022	3,035,000	2,958,915
3.125%, 01/23/2023 (A)	176,000	173,426
3.625%, 01/20/2027	1,520,000	1,486,825
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	652,000	636,021
PNC Bank NA
2.500%, 01/22/2021	1,410,000	1,389,180
3.250%, 01/22/2028	1,605,000	1,543,103
Prudential Financial, Inc.
3.878%, 03/27/2028	1,255,000	1,271,087
4.418%, 03/27/2048	380,000	390,902
Santander Holdings USA, Inc.
3.400%, 01/18/2023	1,071,000	1,046,618
4.400%, 07/13/2027	628,000	624,190
Synchrony Financial
3.950%, 12/01/2027	1,785,000	1,686,865
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	1,454,000	1,403,105
The Goldman Sachs Group, Inc.
2.750%, 09/15/2020	1,095,000	1,083,703
3.200%, 02/23/2023	1,048,000	1,032,510
3.500%, 11/16/2026	663,000	638,348
6.750%, 10/01/2037	659,000	824,463
The Progressive Corp.
4.200%, 03/15/2048	435,000	444,539
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (E)	2,085,000	2,020,991
3.491%, 05/23/2023 (E)	1,575,000	1,555,488
Westpac Banking Corp.
2.650%, 01/25/2021	1,085,000	1,072,568
XLIT, Ltd.
5.250%, 12/15/2043	495,000	555,597
5.500%, 03/31/2045	350,000	383,294
6.250%, 05/15/2027	520,000	597,676
		86,780,821
Health care – 2.0%
Abbott Laboratories
3.750%, 11/30/2026	1,865,000	1,853,827
4.900%, 11/30/2046	300,000	328,361
AbbVie, Inc.
2.500%, 05/14/2020	1,765,000	1,741,948
3.200%, 05/14/2026	840,000	799,010
4.450%, 05/14/2046	391,000	388,153
4.500%, 05/14/2035	435,000	444,951
Anthem, Inc.
2.500%, 11/21/2020	993,000	976,026
2.950%, 12/01/2022	995,000	969,689
3.350%, 12/01/2024	495,000	480,359
Becton, Dickinson and Company
2.404%, 06/05/2020	1,525,000	1,495,794
2.894%, 06/06/2022	1,280,000	1,241,562
3.700%, 06/06/2027	1,025,000	988,948
4.685%, 12/15/2044	860,000	864,270
Celgene Corp.
2.750%, 02/15/2023	1,652,000	1,585,191
2.875%, 02/19/2021	445,000	441,873
3.250%, 02/20/2023	435,000	426,634
4.350%, 11/15/2047	728,000	688,544
4.550%, 02/20/2048	310,000	303,357
Gilead Sciences, Inc.
2.950%, 03/01/2027	220,000	208,006
4.150%, 03/01/2047	663,000	648,001
Johnson & Johnson
2.625%, 01/15/2025	480,000	462,961
2.900%, 01/15/2028	1,650,000	1,584,666
3.400%, 01/15/2038	590,000	566,416
3.500%, 01/15/2048	505,000	480,254
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026	720,000	670,935
Stryker Corp.
3.650%, 03/07/2028	1,840,000	1,844,557
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	655,000	611,063
3.200%, 08/15/2027	1,215,000	1,149,231
		24,244,587
Industrials – 1.5%
Air Lease Corp.
3.625%, 04/01/2027 to 12/01/2027	1,690,000	1,606,602
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	1,120,000	1,124,958
ERAC USA Finance LLC
4.500%, 02/15/2045 (E)	225,000	222,007
FedEx Corp.
4.400%, 01/15/2047	278,000	274,010
4.550%, 04/01/2046	750,000	755,230
General Electric Company
5.875%, 01/14/2038	419,000	486,976
John Deere Capital Corp.
2.650%, 06/24/2024	1,085,000	1,040,479
2.800%, 09/08/2027	520,000	489,347
Mexico City Airport Trust
5.500%, 07/31/2047 (E)	600,000	547,500
Northrop Grumman Corp.
2.080%, 10/15/2020	1,500,000	1,467,611
2.550%, 10/15/2022	1,496,000	1,449,301
3.200%, 02/01/2027	1,530,000	1,470,559
3.250%, 08/01/2023 to 01/15/2028	3,023,000	2,937,683
4.030%, 10/15/2047	1,005,000	962,995
Penske Truck Leasing Company LP
3.400%, 11/15/2026 (E)	409,000	389,506
3.950%, 03/10/2025 (E)	1,157,000	1,158,863
The Boeing Company
3.250%, 03/01/2028	685,000	676,822
3.550%, 03/01/2038	365,000	354,061
3.625%, 03/01/2048	295,000	283,290
Valmont Industries, Inc.
5.250%, 10/01/2054	674,000	672,367
		18,370,167
Information technology – 1.3%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	279,000	264,612

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Alibaba Group Holding, Ltd. (continued)
4.000%, 12/06/2037	$225,000	$214,803
4.200%, 12/06/2047	396,000	379,187
4.400%, 12/06/2057	330,000	313,966
Analog Devices, Inc.
2.500%, 12/05/2021	965,000	939,575
3.125%, 12/05/2023	344,000	336,768
Apple, Inc.
2.850%, 05/11/2024	834,000	812,218
3.200%, 05/11/2027	1,280,000	1,249,866
3.750%, 11/13/2047	690,000	664,955
4.375%, 05/13/2045	435,000	458,193
Dell International LLC
6.020%, 06/15/2026 (E)	215,000	231,410
8.350%, 07/15/2046 (E)	332,000	421,120
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	690,000	736,111
Microsoft Corp.
2.000%, 08/08/2023	1,125,000	1,066,141
2.400%, 08/08/2026	437,000	406,648
4.100%, 02/06/2037	760,000	802,400
Nokia OYJ
3.375%, 06/12/2022	1,278,000	1,231,736
4.375%, 06/12/2027	275,000	258,156
Oracle Corp.
2.625%, 02/15/2023	1,536,000	1,500,873
2.950%, 11/15/2024	1,017,000	989,095
3.250%, 11/15/2027	923,000	899,684
3.800%, 11/15/2037	1,042,000	1,028,820
4.000%, 11/15/2047	909,000	897,240
		16,103,577
Materials – 0.7%
Barrick North America Finance LLC
5.700%, 05/30/2041	1,085,000	1,233,280
CF Industries, Inc.
3.400%, 12/01/2021 (E)	1,367,000	1,349,447
4.500%, 12/01/2026 (E)	935,000	948,176
International Paper Company
5.150%, 05/15/2046	1,035,000	1,090,234
The Sherwin-Williams Company
2.750%, 06/01/2022	1,135,000	1,105,130
3.450%, 06/01/2027	444,000	424,373
4.500%, 06/01/2047	415,000	412,361
Vale Overseas, Ltd.
6.250%, 08/10/2026	750,000	840,225
Vulcan Materials Company
4.500%, 06/15/2047	515,000	486,679
		7,889,905
Real estate – 1.4%
American Tower Corp.
3.600%, 01/15/2028	1,345,000	1,276,117
Boston Properties LP
3.200%, 01/15/2025	1,194,000	1,151,950
Brandywine Operating Partnership LP
3.950%, 02/15/2023 to 11/15/2027	1,076,000	1,052,760
DDR Corp.
4.250%, 02/01/2026	325,000	322,790
4.625%, 07/15/2022	1,288,000	1,334,861
Mid-America Apartments LP
3.600%, 06/01/2027	456,000	441,054
3.750%, 06/15/2024	1,139,000	1,130,166
4.000%, 11/15/2025	595,000	596,787
4.300%, 10/15/2023	497,000	515,167
Public Storage
2.370%, 09/15/2022	1,262,000	1,214,800
3.094%, 09/15/2027	1,006,000	965,509
Realty Income Corp.
3.875%, 04/15/2025	822,000	818,948
Regency Centers LP
3.600%, 02/01/2027	470,000	450,220
4.125%, 03/15/2028	531,000	532,166
Store Capital Corp.
4.500%, 03/15/2028	1,729,000	1,716,187
Tanger Properties LP
3.750%, 12/01/2024	562,000	551,383
3.875%, 12/01/2023	609,000	604,969
Washington Prime Group LP
5.950%, 08/15/2024	445,000	424,173
WEA Finance LLC
3.150%, 04/05/2022 (E)	1,280,000	1,265,460
		16,365,467
Telecommunication services – 1.2%
AT&T, Inc.
3.400%, 05/15/2025	2,785,000	2,682,014
3.900%, 08/14/2027	510,000	513,169
4.450%, 04/01/2024	604,000	623,179
4.900%, 08/14/2037	282,000	284,082
5.150%, 02/14/2050	452,000	455,763
5.250%, 03/01/2037	2,008,000	2,121,405
5.450%, 03/01/2047	1,135,000	1,202,720
Telefonica Emisiones SAU
4.665%, 03/06/2038	483,000	487,860
5.213%, 03/08/2047	690,000	732,073
Verizon Communications, Inc.
4.125%, 08/15/2046	1,752,000	1,573,956
4.272%, 01/15/2036	435,000	415,846
4.400%, 11/01/2034	1,610,000	1,587,988
5.500%, 03/16/2047	946,000	1,046,534
		13,726,589
Utilities – 1.7%
Alabama Power Company
3.700%, 12/01/2047	475,000	454,644
Appalachian Power Company
3.300%, 06/01/2027	715,000	692,703
Baltimore Gas & Electric Company
3.750%, 08/15/2047	443,000	425,407
Broadcom Corp.
3.500%, 01/15/2028	1,064,000	999,409
Commonwealth Edison Company
2.950%, 08/15/2027	328,000	313,117
3.750%, 08/15/2047	295,000	282,266
4.000%, 03/01/2048	443,000	444,415
Dominion Energy, Inc.
1.600%, 08/15/2019	880,000	864,784
2.000%, 08/15/2021	660,000	630,155
Duke Energy Carolinas LLC
2.500%, 03/15/2023	735,000	714,445
Duke Energy Corp.
1.800%, 09/01/2021	1,000,000	951,657
3.150%, 08/15/2027	222,000	208,823
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (E)	1,265,000	1,214,854
Electricite de France SA
6.000%, 01/22/2114 (E)	829,000	887,049
FirstEnergy Corp.
3.900%, 07/15/2027	468,000	459,299

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Florida Power & Light Company
3.950%, 03/01/2048	$800,000	$810,246
Georgia Power Company
4.300%, 03/15/2042	230,000	234,056
Indiana Michigan Power Company
4.550%, 03/15/2046	465,000	492,699
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,116,000	1,092,181
ITC Holdings Corp.
3.350%, 11/15/2027 (E)	622,000	593,732
Northern States Power Company
3.600%, 09/15/2047	582,000	554,114
Pacific Gas & Electric Company
3.300%, 12/01/2027 (E)	1,086,000	1,026,987
3.950%, 12/01/2047 (E)	159,000	146,962
PECO Energy Company
3.150%, 10/15/2025	1,175,000	1,155,595
Sempra Energy
2.900%, 02/01/2023	450,000	440,056
4.000%, 02/01/2048	981,000	912,143
South Carolina Electric & Gas Company
5.100%, 06/01/2065	159,000	169,099
Southern California Edison Company
4.125%, 03/01/2048	328,000	334,367
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	670,000	635,885
Southwestern Electric Power Company
2.750%, 10/01/2026	217,000	202,793
3.850%, 02/01/2048	565,000	535,598
3.900%, 04/01/2045	314,000	301,094
Southwestern Public Service Company
3.700%, 08/15/2047	666,000	638,634
The Connecticut Light & Power
Company
4.000%, 04/01/2048	692,000	706,224
The Southern Company
3.250%, 07/01/2026	305,000	289,639
		20,815,131
TOTAL CORPORATE BONDS
(Cost $291,168,254)		$287,229,026

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	750,000	1,111,125
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,100,000	1,629,584
North Texas Tollway Authority
6.718%, 01/01/2049	1,026,000	1,505,347
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	1,501,000	1,642,544
State of California
7.600%, 11/01/2040	660,000	1,020,980
The Ohio State University
4.800%, 06/01/2111	464,000	507,166
TOTAL MUNICIPAL BONDS (Cost $6,894,353)		$7,416,746

COLLATERALIZED MORTGAGE
OBLIGATIONS – 7.2%
Commercial and residential – 4.2%
Benchmark Mortgage Trust
Series 2018-B1, Class A5,
3.666%, 01/15/2051	357,000	360,319
Series 2018-B1, Class ASB,
3.602%, 01/15/2051	360,000	363,896
Series 2018-B3, Class A5,
4.025%, 04/10/2051	699,000	725,357
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	333,396	325,335
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,138,000	1,099,791
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	508,000	508,908
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,197,000	1,197,461
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1,
1.793%, 01/10/2048	532,014	524,835
Series 2016-C4, Class A4,
3.283%, 05/10/2058	675,000	659,186
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	637,000	629,748
Series 2016-C7, Class A2,
3.585%, 12/10/2054	672,000	670,817
Series 2016-C7, Class A3,
3.839%, 12/10/2054	502,000	508,985
Series 2017-C8, Class A1,
1.965%, 06/15/2050	371,855	365,371
Series 2017-C8, Class A4,
3.572%, 06/15/2050	383,000	381,226
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	529,000	529,768
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A2,
1.987%, 04/10/2046	149,644	149,547
Series 2014-GC25, Class A4,
3.635%, 10/10/2047	1,156,000	1,172,009
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	589,000	579,309
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	537,000	528,792
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	151,112	145,670
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	585,000	585,747
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	108,877	108,360
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	9,071	9,058
Series 2013-CR12, Class A3,
3.765%, 10/10/2046	312,000	320,165
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	519,000	539,782
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	205,274	205,126
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	948,000	961,799
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	505,000	495,911

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4
4.006%, 04/10/2047	$485,000	$502,890
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	358,000	363,707
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	180,000	185,881
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	678,000	686,518
Series 2015-C4, Class A4,
3.808%, 11/15/2048	1,728,000	1,772,559
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	261,000	263,011
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	298,000	292,684
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	182,784	183,098
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	383,007	383,498
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	447,000	457,014
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	594,000	594,413
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	508,000	484,126
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	762,000	741,735
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (E)	2,735,377	2,912,758
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	641,390	641,530
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,115,000	1,141,283
Series 2014-C23, Class A4,
3.670%, 09/15/2047	567,000	576,684
Series 2015-C28, Class A2,
2.773%, 10/15/2048	470,000	468,857
Series 2015-C28, Class A3,
2.912%, 10/15/2048	2,646,000	2,579,985
Series 2015-C28, Class A4,
3.227%, 10/15/2048	751,000	742,310
Series 2015-C30, Class A5,
3.822%, 07/15/2048	643,000	657,804
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.548%, 03/15/2050	1,441,000	1,452,125
Series 2017-JP6, Class ASB,
3.282%, 07/15/2050	563,000	558,431
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class ASB
3.492%, 03/15/2050	202,000	202,799
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (E)	1,306,762	1,332,214
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (E)	1,402,709	1,403,060
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	813,000	819,834
Series 2013-C13, Class A2,
2.665%, 01/15/2046	1,473,949	1,472,867
Series 2014-C20, Class A2,
2.872%, 07/15/2047	450,000	450,343
Series 2014-C20, Class A5,
3.805%, 07/15/2047	55,000	56,308
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	605,000	617,638
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	663,074	649,134
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	688,000	666,274
JPMorgan Mortgage Trust
Series 2016-5, Class A1
2.600%, 12/25/2046 (E)(F)	2,026,765	2,007,778
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C10, Class A2,
2.964%, 07/15/2046	92,887	92,815
Series 2013-C9, Class A2,
1.970%, 05/15/2046	12,920	12,906
Series 2015-C25, Class A5,
3.635%, 10/15/2048	618,000	624,106
Series 2015-C27, Class A4,
3.753%, 12/15/2047	896,000	911,833
Series 2016-C28, Class A4,
3.544%, 01/15/2049	328,000	329,276
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A3,
3.540%, 12/15/2048	473,000	474,983
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	914,910	896,842
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	579,000	558,596
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	554,038	545,466
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4,
3.679%, 12/15/2050	867,000	871,052
Series 2018-C, Class A4,
4.117%, 03/15/2051	931,000	963,566
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2, Class A4
3.525%, 05/10/2063	779,000	790,431
		50,045,300
U.S. Government Agency – 3.0%
Federal Home Loan Mortgage Corp.
Series 3829, Class ED,
3.500%, 10/15/2028	60,505	60,518

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 3838, Class QE,
3.500%, 01/15/2029	$226,831	$227,316
Series 4425, Class A,
4.000%, 09/15/2040	933,100	965,237
Series 4640, Class LD,
4.000%, 09/15/2043	3,653,654	3,787,787
Series 4700, Class QJ,
4.000%, 07/15/2044	2,827,435	2,936,598
Series 4705, Class A,
4.500%, 09/15/2042	1,879,770	1,989,764
Series 4742, Class PA,
3.000%, 10/15/2047	8,145,436	8,034,803
Series 4767 KA, Class KA,
3.000%, 03/15/2048	2,489,850	2,485,972
Series 4782, Class BA,
4.500%, 11/15/2044	2,992,000	3,123,209
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	476	518
Series 2011-43, Class AN,
3.500%, 12/25/2028	139,946	139,891
Series 2013-30, Class CA,
1.500%, 04/25/2043	549,272	512,246
Series 2014-40, Class EP,
3.500%, 10/25/2042	833,922	849,440
Series 2015-M3, Class FA (1 month
LIBOR + 0.220%),
1.808%, 06/25/2018 (B)	54,350	54,300
Series 2016-59, Class CA,
3.500%, 09/25/2043	3,965,115	4,013,348
Series 2017-13, Class PA,
3.000%, 08/25/2046	1,477,509	1,469,716
Series 2017-M13, Class A2,
2.939%, 09/25/2027 (F)	959,000	935,870
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (F)	899,000	880,225
Series 2018-14, Class KC,
3.000%, 03/25/2048	2,641,827	2,636,270
Series 2018-15, Class AB,
3.000%, 03/25/2048	615,850	613,962
Series 2018-15, Class CA,
3.000%, 03/25/2048	600,889	599,085
Government National Mortgage
Association
Series 2012-141, Class WA
4.525%, 11/16/2041 (F)	431,657	458,021
		36,774,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,790,529)		$86,819,396

ASSET BACKED SECURITIES – 12.6%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	590,000	587,083
Series 2015-2, Class A4
1.840%, 06/15/2020	482,000	479,614
Series 2018-1, Class A4
2.530%, 02/15/2023	547,000	542,823
Ally Master Owner Trust
Series 2017-1, Class A (1 month
LIBOR + 0.400%)
2.177%, 02/15/2021 (B)	755,000	755,978
Avis Budget Rental Car Funding
AESOP LLC
Series 2016-2A, Class A
2.720%, 11/20/2022 (E)	649,000	636,808
California Republic Auto Receivables
Trust
Series 2016-1, Class A4
2.240%, 10/15/2021	955,000	947,825
Capital Auto Receivables Asset Trust
Series 2015-4, Class A4
2.010%, 07/20/2020	958,000	954,284
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	760,873
Series 2016-3, Class A4
1.690%, 03/20/2021	601,000	593,130
Series 2018-1, Class A4
2.930%, 06/20/2022 (E)	1,474,000	1,474,494
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2 (1 month
LIBOR + 0.330%)
2.152%, 01/21/2025 (B)	3,496,000	3,495,998
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month
LIBOR + 1.650%)
3.271%, 11/26/2046 (B)(E)	1,018,590	1,042,902
Ford Credit Auto Owner Trust
Series 2015-A, Class A4
1.640%, 06/15/2020	629,000	626,083
Series 2018-1, Class A
3.190%, 07/15/2031 (E)	1,869,000	1,862,591
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.730%, 03/25/2021 (E)	2,321,000	2,303,281
Series 2015-3A, Class A
2.670%, 09/25/2021 (E)	2,311,000	2,279,262
Series 2016-2A, Class A
2.950%, 03/25/2022 (E)	820,000	811,760
Series 2016-3A, Class A
2.270%, 07/25/2020 (E)	1,647,000	1,632,705
Series 2016-3A, Class B
3.110%, 07/25/2020 (E)	514,000	512,546
Series 2016-4A, Class A
2.650%, 07/25/2022 (E)	1,568,000	1,531,860
Series 2017-2A, Class A
3.290%, 10/25/2023 (E)	1,269,000	1,257,711
Series 2018-1A, Class A
3.290%, 02/25/2024 (E)	983,000	972,439
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month
LIBOR + 1.600%)
3.377%, 10/15/2031 (B)(E)	1,490,000	1,539,526
Series 2014-CTA, Class A (1 month
LIBOR + 0.700%)
2.477%, 09/16/2024 (B)(E)	658,166	659,765
Series 2015-CA, Class B
3.250%, 05/15/2040 (E)	1,012,000	1,013,625
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (E)	2,891,832	2,939,593
Series 2016-AA, Class A2B (1 month
LIBOR + 2.150%)
3.738%, 12/15/2045 (B)(E)	850,594	891,247
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.677%, 12/16/2058 (B)(E)	1,457,000	1,473,141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan
Trust
Series 2018-A, Class A2
3.190%, 02/18/2042 (E)	$485,000	$483,892
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month
LIBOR + 0.510%)
2.382%, 06/25/2031 (B)	1,200,000	1,196,457
Series 2015-1, Class A2 (1 month
LIBOR + 0.600%)
2.472%, 04/25/2040 (B)	291,000	291,648
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.572%, 02/25/2070 (B)(E)	4,600,009	4,613,920
Series 2016-3A, Class A2 (1 month
LIBOR + 0.850%)
2.722%, 06/25/2065 (B)(E)	700,000	706,355
Series 2017-2A, Class A (1 month
LIBOR + 1.050%)
2.922%, 12/27/2066 (B)(E)	1,975,101	2,001,709
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month
LIBOR + 0.180%)
1.925%, 10/27/2036 (B)	1,776,591	1,756,019
Series 2004-4, Class A5 (3 month
LIBOR + 0.160%)
1.905%, 01/25/2037 (B)	1,034,421	1,032,335
Series 2005-1, Class A5 (3 month
LIBOR + 0.110%)
1.855%, 10/25/2033 (B)	4,104,815	4,043,539
Series 2005-2, Class A5 (3 month
LIBOR + 0.100%)
2.308%, 03/23/2037 (B)	1,155,566	1,138,672
Series 2005-3, Class A5 (3 month
LIBOR + 0.120%)
1.778%, 12/24/2035 (B)	2,862,492	2,819,564
Series 2005-4, Class A4 (3 month
LIBOR + 0.180%)
1.838%, 03/22/2032 (B)	859,000	846,143
Series 2006-2, Class A6 (3 month
LIBOR + 0.120%)
1.865%, 04/25/2031 (B)	2,969,000	2,990,608
Series 2010-4A, Class A (1 month
LIBOR + 0.800%)
2.421%, 04/25/2046 (B)(E)	448,796	453,086
Series 2012-4A, Class A (1 month
LIBOR + 0.700%)
2.321%, 09/27/2038 (B)(E)	3,896,712	3,924,215
Series 2016-1A, Class A (1 month
LIBOR + 0.800%)
2.421%, 09/25/2065 (B)(E)	1,458,771	1,474,271
Series 2017-2A, Class A (1 month
LIBOR + 0.770%)
2.642%, 09/25/2065 (B)(E)	2,328,864	2,327,699
Series 2017-3A, Class A (1 month
LIBOR + 0.850%)
2.722%, 02/25/2066 (B)(E)	2,174,370	2,187,888
SLM Private Education Loan Trust
Series 2013-C, Class A2A
2.940%, 10/15/2031 (E)	728,488	730,495
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month
LIBOR + 0.750%)
2.338%, 12/15/2032 (B)(E)	976,243	972,621
Series 2004-10, Class A7A (3 month
LIBOR + 0.750%)
2.495%, 10/25/2029 (B)(E)	2,394,000	2,393,029
Series 2005-6, Class A5B (3 month
LIBOR + 1.200%)
2.945%, 07/27/2026 (B)	90,209	90,303
Series 2005-7, Class A4 (3 month
LIBOR + 0.150%)
1.895%, 10/25/2029 (B)	1,925,167	1,913,814
Series 2005-9, Class A7A (3 month
LIBOR + 0.600%)
2.341%, 01/25/2041 (B)	581,000	581,890
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
1.855%, 07/26/2021 (B)	2,157,847	2,126,137
Series 2006-3, Class A5 (3 month
LIBOR + 0.100%)
1.845%, 01/25/2021 (B)	2,034,611	2,013,309
Series 2007-1, Class A6 (3 month
LIBOR + 0.140%)
1.885%, 01/27/2042 (B)	965,000	932,774
Series 2007-2, Class A4 (3 month
LIBOR + 0.060%)
1.805%, 07/25/2022 (B)	3,133,000	3,048,121
Series 2010-1, Class A (1 month
LIBOR + 0.400%)
2.272%, 03/25/2025 (B)	1,277,403	1,256,656
Series 2012-1, Class A3 (1 month
LIBOR + 0.950%)
2.571%, 09/25/2028 (B)	3,071,865	3,087,331
Series 2012-2, Class A (1 month
LIBOR + 0.700%)
2.572%, 01/25/2029 (B)	1,745,998	1,742,618
Series 2012-6, Class A3 (1 month
LIBOR + 0.750%)
2.622%, 05/26/2026 (B)	1,704,113	1,697,232
Series 2013-4, Class4 A (1 month
LIBOR + 0.550%)
2.422%, 06/25/2043 (B)	568,876	569,802
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (E)	546,292	539,448
Series 2015-A, Class A2B (1 month
LIBOR + 1.000%)
2.777%, 06/15/2027 (B)(E)	2,348,227	2,368,828
Series 2015-B, Class A2A
2.980%, 07/15/2027 (E)	645,027	641,540
Series 2015-B, Class A2B (1 month
LIBOR + 1.200%)
2.977%, 07/15/2027 (B)(E)	2,071,957	2,093,638
Series 2015-C, Class A2A
2.750%, 07/15/2027 (E)	888,826	883,041
Series 2015-C, Class A2B (1 month
LIBOR + 1.400%)
3.177%, 07/15/2027 (B)(E)	740,947	751,937
Series 2016-A, Class A2A
2.700%, 05/15/2031 (E)	3,918,203	3,860,127
Series 2016-A, Class A2B (1 month
LIBOR + 1.500%)
3.277%, 05/15/2031 (B)(E)	2,319,678	2,389,608
Series 2016-B, Class A2A
2.430%, 02/17/2032 (E)	364,000	354,849
Series 2016-B, Class A2B (1 month
LIBOR + 1.450%)
3.227%, 02/17/2032 (B)(E)	3,521,000	3,616,541

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education
Loan Trust (continued)
Series 2016-C, Class A2A
2.340%, 09/15/2034 (E)	$2,576,000	$2,498,289
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
2.877%, 09/15/2034 (B)(E)	2,520,000	2,562,766
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.677%, 09/15/2034 (B)(E)	3,397,000	3,439,064
Series 2017-B, Class A2B (1 month
LIBOR + 0.750%)
2.527%, 10/15/2035 (B)(E)	1,800,000	1,808,994
Series 2018-A, Class A2A
3.500%, 02/15/2036 (E)	3,701,000	3,700,324
Series 2018-A, Class A2B (1 month
LIBOR + 0.800%)
2.380%, 02/15/2036 (B)(E)	722,000	722,000
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (E)	1,010,240	1,001,350
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
2.822%, 01/25/2039 (B)(E)	277,085	279,856
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
2.722%, 07/25/2039 (B)(E)	683,185	689,307
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
2.321%, 03/26/2040 (B)(E)	644,751	649,992
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (E)	892,000	881,889
Series 2017-C, Class A2B
2.630%, 07/25/2040 (E)	1,350,000	1,325,082
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
2.372%, 11/26/2040 (B)(E)	614,606	616,572
Series 2017-E, Class A2B
2.720%, 11/26/2040 (E)	2,240,000	2,201,155
Series 2017-F, Class A2FX
2.840%, 01/25/2041 (E)	1,594,000	1,567,969
Series 2018-A, Class A2B
2.950%, 02/25/2042 (E)	2,043,000	2,015,154
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (E)	1,917,000	1,925,476
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class A
2.370%, 03/15/2023	699,000	693,723
Series 2016-2, Class A
2.210%, 05/15/2024	442,000	432,581
Series 2016-3, Class A
1.580%, 09/15/2022	2,768,000	2,724,992
Verizon Owner Trust
Series 2018-1A, Class A1A
2.820%, 09/20/2022 (E)	1,033,000	1,033,059
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	105,000	103,989
Series 2016-A, Class A
2.030%, 04/15/2025	2,911,000	2,826,761
Series 2016-C, Class A
1.720%, 08/15/2023	1,112,000	1,093,591
Series 2017-A, Class A
2.120%, 03/15/2024	1,689,000	1,664,193
Series 2017-C, Class A
2.310%, 08/15/2024	2,563,000	2,518,950
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	494,000	491,575
TOTAL ASSET BACKED SECURITIES
(Cost $150,949,709)		$150,991,309

SECURITIES LENDING COLLATERAL – 1.1%
John Hancock Collateral Trust,
1.8276% (G)(H)	1,368,608	13,688,543
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,688,873)		$13,688,543

SHORT-TERM INVESTMENTS – 3.3%
Money market funds – 3.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.5812% (G)	39,382,542	39,382,542
TOTAL SHORT-TERM INVESTMENTS (Cost $39,382,542)		$39,382,542
Total Investments (Core Bond Trust)
(Cost $1,359,975,011) – 111.8%		$1,341,742,850
Other assets and liabilities, net – (11.8%)		(141,769,336)
TOTAL NET ASSETS – 100.0%		$1,199,973,514

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $13,408,556.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,122,530 or 12.4% of the fund’s net assets as of 3-31-18.

(F)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(G)	The rate shown is the annualized seven-day yield as of 3-31-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Emerging Markets Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.0%
Brazil – 7.2%
Aliansce Shopping Centers SA	16,950	$96,419
Banco do Brasil SA	241,183	2,997,392
Banco Santander Brasil SA	104,477	1,262,984

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Brasil Brokers Participacoes SA (A)	34,340	$5,201
BrasilAgro - Co Brasileira de
Propriedades Agricolas	9,500	37,408
Construtora Tenda SA (A)	33,362	266,274
Cosan SA Industria e Comercio	60,342	758,696
Cyrela Brazil Realty SA
Empreendimentos e Participacoes	89,323	413,681
Direcional Engenharia SA (A)	46,600	85,819
Duratex SA	139,631	501,182
Embraer SA	327,678	2,138,897
Eternit SA (A)	22,300	5,741
Even Construtora e Incorporadora
SA (A)	26,200	41,505
Ez Tec Empreendimentos e
Participacoes SA	33,726	235,774
Fibria Celulose SA	24,998	492,396
Fibria Celulose SA, ADR	40,591	791,525
Gafisa SA (A)	5,286	16,331
Gafisa SA, ADR (A)	1,578	9,878
Gerdau SA	50,229	200,067
Gerdau SA, ADR	272,895	1,271,691
Helbor Empreendimentos SA (A)	111,305	50,571
International Meal Company
Alimentacao SA (A)	57,700	148,556
Iochpe Maxion SA	64,583	511,938
JBS SA	436,161	1,235,247
JHSF Participacoes SA (A)	56,500	26,526
Kepler Weber SA (A)	12,700	46,623
Kroton Educacional SA	115,724	476,714
Magnesita Refratarios SA	22,850	402,814
Marcopolo SA	14,300	13,644
Mills Estruturas e Servicos de
Engenharia SA (A)	32,877	32,265
MRV Engenharia e Participacoes SA	176,965	871,036
Paranapanema SA (A)	5,000	2,257
Petro Rio SA (A)	4,071	72,753
Petroleo Brasileiro SA (A)	1,256,990	8,894,058
Petroleo Brasileiro SA, ADR (A)	118,149	1,670,627
Petroleo Brasileiro SA, ADR (A)	125,921	1,635,714
Porto Seguro SA	9,210	135,467
Profarma Distribuidora de Produtos
Farmaceuticos SA (A)	15,491	28,200
QGEP Participacoes SA	47,360	163,105
Restoque Comercio e Confeccoes de
Roupas SA (A)	2,875	27,257
Santos Brasil Participacoes SA (A)	83,700	89,494
Sao Carlos Empreendimentos e
Participacoes SA	7,005	79,886
SLC Agricola SA	31,418	328,792
Springs Global Participacoes SA (A)	12,400	41,541
Sul America SA	70,300	467,396
Suzano Papel e Celulose SA	175,762	1,776,014
Technos SA (A)	24,300	20,609
Tecnisa SA (A)	42,889	20,136
TPI - Triunfo Participacoes e
Investimentos SA (A)	22,800	16,091
Tupy SA	33,051	169,888
Usinas Siderurgicas de Minas Gerais
SA (A)	44,238	164,949
Vale SA	1,876,183	23,987,546
		55,236,575
Chile – 1.3%
Besalco SA	54,208	62,935
CAP SA	34,732	401,957
Cementos BIO BIO SA	16,447	25,063
Cencosud SA	599,051	1,836,736
Cia Pesquera Camanchaca SA (A)	114,725	11,298
Cia Sud Americana de Vapores SA (A)	899,596	39,124
Cristalerias de Chile SA	29,077	308,015
Empresa Nacional de
Telecomunicaciones SA	14,637	169,571
Empresas AquaChile SA (A)	21,920	12,710
Empresas CMPC SA	358,395	1,366,203
Empresas COPEC SA	111,695	1,740,258
Empresas Hites SA	46,731	48,238
Empresas La Polar SA (A)	750,451	61,700
Enel Americas SA, ADR	108,748	1,263,652
Enel Chile SA, ADR	97,949	626,874
Grupo Security SA	262,124	133,470
Inversiones Aguas Metropolitanas SA	53,753	98,907
Itau CorpBanca	30,270,046	291,075
Latam Airlines Group SA	21,014	329,469
Masisa SA (A)	1,264,197	111,144
PAZ Corp. SA	68,444	104,308
Ripley Corp. SA	488,158	501,228
Salfacorp SA	158,748	307,707
Sigdo Koppers SA	42,080	81,482
Sociedad Matriz SAAM SA	1,938,521	199,020
Socovesa SA	234,318	149,370
Vina Concha y Toro SA	66,384	141,906
		10,423,420
China – 12.4%
361 Degrees International, Ltd.	140,000	45,398
Agile Group Holdings, Ltd.	551,000	1,149,067
Agricultural Bank of China, Ltd.,
H Shares	4,720,000	2,710,429
Air China, Ltd., H Shares	114,000	147,223
Angang Steel Company, Ltd., H
Shares (B)	198,000	192,106
Anton Oilfield Services Group (A)(B)	550,000	69,283
Asia Cement China Holdings Corp.	171,000	75,661
Asia Plastic Recycling Holding, Ltd.	80,065	30,689
AVIC International Holdings, Ltd.,
H Shares	110,000	75,567
AviChina Industry & Technology
Company, Ltd., H Shares	188,000	133,560
BAIC Motor Corp., Ltd., H Shares (C)	327,500	405,160
Bank of China, Ltd., H Shares	13,265,694	7,246,510
Bank of Chongqing Company, Ltd.,
H Shares	192,000	150,169
Bank of Communications
Company, Ltd., H Shares	1,136,876	898,804
Baoye Group Company, Ltd., H
Shares (A)	70,000	45,037
BBMG Corp., H Shares (B)	431,000	196,406
Beijing Capital Land, Ltd., H Shares	174,000	107,203
Beijing North Star Company, Ltd.,
H Shares	182,000	63,236
Boer Power Holdings, Ltd. (A)	130,000	25,979
Boyaa Interactive
International, Ltd. (A)(B)	126,000	49,076
Cabbeen Fashion, Ltd.	80,000	22,372
Central China Real Estate, Ltd. (A)	254,732	117,474
Changshouhua Food Company, Ltd.	30,000	13,833
Chaowei Power Holdings, Ltd. (B)	180,000	97,992
Chigo Holding, Ltd. (A)	1,328,000	17,313
China Aoyuan Property Group, Ltd.	345,000	321,992
China BlueChemical, Ltd., H Shares	420,000	118,707
China Cinda Asset Management
Company, Ltd., H Shares	1,634,000	598,267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China CITIC Bank Corp., Ltd., H Shares	1,181,775	$815,399
China Coal Energy Company, Ltd.,
H Shares	401,000	161,301
China Communications
Construction Company, Ltd., H Shares	951,000	983,416
China Communications Services Corp.,
Ltd., H Shares	659,200	396,647
China Construction Bank Corp.,
H Shares	15,188,000	15,863,928
China Dongxiang Group Company, Ltd.	920,000	160,850
China Eastern Airlines Corp., Ltd., H
Shares (B)	370,000	271,326
China Electronics Optics Valley Union
Holding Company, Ltd.	404,000	35,285
China Energy Engineering Corp., Ltd.,
H Shares	292,000	54,168
China Everbright Bank Company, Ltd.,
H Shares	491,000	237,882
China Galaxy Securities Company, Ltd.,
H Shares	162,000	108,756
China Greenfresh Group Company, Ltd.	120,000	18,990
China Harmony New Energy Auto
Holding, Ltd. (B)	148,000	96,137
China Hongqiao Group, Ltd. (B)	482,000	529,588
China Huarong Asset Management
Company, Ltd., H Shares (C)	1,934,000	819,804
China Huiyuan Juice Group, Ltd. (A)	212,500	54,932
China International Capital Corp., Ltd.,
H Shares (C)	76,400	154,833
China International Marine Containers
Group Company, Ltd., H Shares	43,200	67,747
China Lesso Group Holdings, Ltd.	298,000	227,814
China Machinery Engineering Corp.,
H Shares	237,000	126,269
China Minsheng Banking Corp., Ltd.,
H Shares	829,500	813,568
China National Building Material
Company, Ltd., H Shares (B)	942,000	1,036,460
China National Materials Company, Ltd.,
H Shares	397,000	364,763
China Oilfield Services, Ltd., H Shares	312,000	327,298
China Oriental Group Company, Ltd. (B)	194,000	133,588
China Petroleum & Chemical
Corp., ADR	61,889	5,475,939
China Petroleum & Chemical Corp.,
H Shares	718,000	636,926
China Railway Construction Corp., Ltd.,
H Shares	559,665	563,199
China Railway Group, Ltd., H Shares	792,000	551,593
China Reinsurance Group Corp.,
H Shares	697,000	145,433
China Resources Pharmaceutical
Group, Ltd. (C)	8,500	11,956
China Rundong Auto Group, Ltd. (A)(C)	26,000	10,007
China Saite Group Company, Ltd. (A)	296,000	21,192
China Sanjiang Fine Chemicals
Company, Ltd.	105,000	43,270
China SCE Property Holdings, Ltd.	462,200	241,204
China Shengmu Organic
Milk, Ltd. (A)(B)(C)	129,000	17,649
China Shenhua Energy Company, Ltd.,
H Shares	938,000	2,354,127
China Shineway Pharmaceutical
Group, Ltd.	107,000	163,779
China Silver Group, Ltd.	114,000	25,131
China Sunshine Paper Holdings
Company, Ltd.	71,000	21,785
China Taifeng Beddings
Holdings, Ltd. (A)(D)	204,000	28,073
China XLX Fertiliser, Ltd.	115,000	48,002
China ZhengTong Auto Services
Holdings, Ltd.	172,500	126,706
China Zhongwang Holdings, Ltd. (B)	562,400	335,805
Chongqing Machinery & Electric
Company, Ltd., H Shares	398,000	39,303
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	757,000	585,171
Chu Kong Petroleum & Natural Gas
Steel Pipe Holdings, Ltd. (A)	111,000	12,530
CITIC Securities Company, Ltd.,
H Shares	100,000	231,767
CNOOC, Ltd.	4,993,000	7,393,081
Coland Holdings, Ltd.	24,000	39,238
Comtec Solar Systems Group, Ltd. (A)	248,000	7,212
Coolpad Group, Ltd. (A)(D)	32,200	1,772
COSCO SHIPPING Energy
Transportation Company, Ltd.,
H Shares	324,000	167,428
CPMC Holdings, Ltd.	56,000	36,165
CRCC High-Tech Equipment Corp., Ltd.,
H Shares (B)	119,000	24,639
CSMall Group, Ltd. (A)	1,900	569
Dalian Port PDA Company, Ltd.,
H Shares	323,400	54,603
Daphne International Holdings, Ltd. (A)	172,000	10,465
Dongfeng Motor Group Company, Ltd.,
H Shares	514,000	600,064
Dongyue Group, Ltd.	47,000	45,900
E-Commodities Holdings, Ltd.	348,000	33,159
Everbright Securities Company, Ltd., H
Shares (B)(C)	48,600	56,679
Evergreen International Holdings, Ltd.	122,000	9,864
Fantasia Holdings Group
Company, Ltd. (B)	670,500	131,371
Fosun International, Ltd.	373,960	820,493
Fufeng Group, Ltd.	334,200	199,484
Future Land Development Holdings, Ltd.	86,000	73,705
GF Securities Company, Ltd., H Shares	24,400	45,195
GOME Retail Holdings, Ltd. (B)	2,644,000	287,875
Grand Baoxin Auto Group, Ltd. (A)(B)	74,500	31,521
Green Seal Holding, Ltd.	36,000	60,978
Greenland Hong Kong Holdings, Ltd.	245,625	119,433
Greentown China Holdings, Ltd. (B)	153,500	209,925
Guangdong Yueyun Transportation
Company, Ltd., H Shares	30,000	18,485
Guangshen Railway
Company, Ltd., ADR	15,522	457,899
Guangzhou R&F Properties
Company, Ltd., H Shares	312,400	790,106
Guodian Technology & Environment
Group Corp., Ltd., H Shares (A)	219,000	13,994
Guolian Securities Company, Ltd.,
H Shares	45,000	17,975
Guorui Properties, Ltd.	84,000	22,333
Haitong Securities Company, Ltd.,
H Shares	456,000	607,374
Harbin Bank Company, Ltd., H
Shares (C)	126,000	36,186
Harbin Electric Company, Ltd., H Shares	184,000	65,026
Hilong Holding, Ltd.	319,000	49,245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
Hiroca Holdings, Ltd.	33,000	$122,761
HNA Infrastructure Company, Ltd.,
H Shares	47,000	50,600
Honworld Group, Ltd. (C)	88,500	40,263
Hopefluent Group Holdings, Ltd.	46,000	22,113
Hua Hong Semiconductor, Ltd. (C)	100,000	200,270
Huaneng Renewables Corp., Ltd.,
H Shares	1,318,000	496,270
Huishang Bank Corp., Ltd., H Shares	83,000	40,958
Hydoo International Holding, Ltd. (A)	388,000	31,224
Industrial & Commercial Bank of
China, Ltd., H Shares	19,259,000	16,783,949
Inner Mongolia Yitai Coal
Company, Ltd., H Shares (B)	14,200	17,538
Jiangnan Group, Ltd. (B)	406,000	25,160
Jiangxi Copper Company, Ltd., H Shares	222,000	319,728
JinkoSolar Holding Company, Ltd.,
ADR (A)	5,343	97,510
Kangda International Environmental
Company, Ltd. (C)	209,000	39,353
KWG Property Holding, Ltd.	382,513	531,691
Legend Holdings Corp., H Shares (C)	88,200	292,909
Leoch International Technology, Ltd.	102,000	16,475
Lianhua Supermarket Holdings
Company, Ltd., H Shares (A)	114,000	34,993
Longfor Properties Company, Ltd.	318,000	980,490
Lonking Holdings, Ltd.	304,000	130,771
Maanshan Iron & Steel Company, Ltd.,
H Shares (A)	380,000	164,948
Maoye International Holdings, Ltd.	426,000	48,001
Metallurgical Corp. of China, Ltd.,
H Shares	437,000	125,463
Modern Land China Company, Ltd.	176,400	35,670
NVC Lighting Holding, Ltd.	267,000	30,544
Ourgame International Holdings, Ltd. (A)	46,000	12,198
Parkson Retail Group, Ltd. (A)	311,000	36,238
PetroChina Company, Ltd., H Shares	5,822,000	4,044,067
Poly Culture Group Corp., Ltd.,
H Shares	22,400	39,801
Postal Savings Bank of China
Company, Ltd., H Shares (C)	577,000	365,965
Powerlong Real Estate Holdings, Ltd.	384,000	203,903
PW Medtech Group, Ltd. (A)	199,000	32,838
Qingdao Port International
Company, Ltd., H Shares (C)	53,000	39,383
Qingling Motors Company, Ltd.,
H Shares	278,000	91,436
Qunxing Paper Holdings
Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H
Shares (C)	87,400	103,042
Renhe Commercial Holdings
Company, Ltd. (A)(B)	4,426,000	86,656
Ronshine China Holdings, Ltd. (A)	109,000	160,010
Sany Heavy Equipment International
Holdings Company, Ltd.	307,000	89,959
Semiconductor Manufacturing
International Corp. (A)(B)	286,000	378,422
Semiconductor Manufacturing
International Corp., ADR (A)(B)	96,334	635,804
Shandong Chenming Paper
Holdings, Ltd., H Shares	52,000	88,534
Shanghai Electric Group Company, Ltd.,
H Shares (A)(B)	296,000	102,992
Shanghai Jin Jiang International Hotels
Group Company, Ltd., H Shares	344,000	141,932
Shanghai Prime Machinery
Company, Ltd., H Shares	306,000	55,574
Shengli Oil & Gas Pipe
Holdings, Ltd. (A)	268,500	10,260
Shenguan Holdings Group, Ltd.	90,000	5,456
Shui On Land, Ltd.	974,961	266,852
Shunfeng International Clean
Energy, Ltd. (A)(B)	424,000	16,350
Sino Harbour Holdings Group, Ltd.	240,000	12,465
Sino-Ocean Group Holding, Ltd.	725,473	531,226
Sinopec Engineering Group
Company, Ltd., H Shares	341,000	340,096
Sinotrans, Ltd., H Shares	610,000	337,311
Sinotruk Hong Kong, Ltd. (B)	221,500	264,510
SOHO China, Ltd.	558,500	294,175
Springland International Holdings, Ltd.	197,000	47,418
Tenwow International Holdings, Ltd. (B)	121,000	19,710
The People’s Insurance Company Group
of China, Ltd., H Shares	1,224,000	578,889
Tianneng Power International, Ltd.	32,000	38,124
Trigiant Group, Ltd.	154,000	23,289
V1 Group, Ltd. (A)(B)	217,400	6,130
Weichai Power Company, Ltd., H Shares	283,000	320,058
Weiqiao Textile Company, H Shares	150,000	76,749
West China Cement, Ltd. (A)	876,000	167,275
Wisdom Sports Group (B)	114,000	11,563
Xiamen International Port
Company, Ltd., H Shares	410,000	75,050
Xingda International Holdings, Ltd.	291,505	99,417
Xingfa Aluminium Holdings, Ltd. (A)	29,000	23,279
Xinhua Winshare Publishing and Media
Company, Ltd., H Shares	48,000	38,484
Xinjiang Xinxin Mining Industry
Company, Ltd., H Shares (A)	243,000	32,513
Xinyuan Real Estate
Company, Ltd., ADR	1,900	10,032
Xtep International Holdings, Ltd.	100,000	55,759
Yanzhou Coal Mining Company, Ltd.,
H Shares	528,000	682,382
Youyuan International Holdings, Ltd. (A)	122,000	49,590
Yuanda China Holdings, Ltd. (A)	830,000	14,018
YuanShengTai Dairy Farm, Ltd. (A)	482,000	21,567
Yuzhou Properties Company, Ltd.	450,080	309,141
Zhejiang Glass Company, Ltd., H
Shares (A)(D)	162,000	0
Zoomlion Heavy Industry Science and
Technology Company, Ltd., H
Shares (B)	269,200	103,694
		95,486,488
Colombia – 0.3%
Almacenes Exito SA	87,403	515,523
Grupo Argos SA	125,619	846,134
Grupo de Inversiones Suramericana SA	76,621	1,022,323
Grupo Nutresa SA	3,271	30,415
		2,414,395
Czech Republic – 0.2%
CEZ AS	66,372	1,653,054
Greece – 0.0%
Bank of Greece	1,882	33,998
Ellaktor SA (A)	80,249	154,963
GEK Terna Holding Real Estate
Construction SA (A)	3,144	18,932

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Intracom Holdings SA (A)	6,841	$6,470
		214,363
Hong Kong – 4.8%
Ajisen China Holdings, Ltd.	123,000	57,844
AMVIG Holdings, Ltd.	104,000	28,577
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
Asian Citrus Holdings, Ltd. (A)(D)	249,000	19,036
Beijing Enterprises Environment
Group, Ltd. (A)	72,000	8,962
Beijing Enterprises Holdings, Ltd.	93,000	489,746
Beijing Properties Holdings, Ltd. (A)	366,000	12,858
C C Land Holdings, Ltd.	585,126	134,173
Capital Environment
Holdings, Ltd. (A)(B)	1,184,000	42,628
Carrianna Group Holdings
Company, Ltd.	182,675	27,103
CECEP COSTIN New Materials
Group, Ltd. (A)(D)	348,000	26,605
Century Sunshine Group
Holdings, Ltd. (A)	165,000	5,271
CGN New Energy Holdings
Company, Ltd. (B)	388,000	52,620
China Aerospace International
Holdings, Ltd.	759,200	82,592
China Agri-Industries Holdings, Ltd.	607,300	268,469
China Everbright, Ltd.	250,000	528,089
China Fiber Optic Network System
Group, Ltd. (A)(D)	150,800	2,690
China Foods, Ltd.	204,000	94,592
China Glass Holdings, Ltd. (A)	130,000	13,843
China High Precision Automation
Group, Ltd. (A)(D)	18,000	2,844
China High Speed Transmission
Equipment Group Company, Ltd. (B)	72,000	113,556
China Jinmao Holdings Group, Ltd.	1,252,000	722,563
China Longevity Group
Company, Ltd. (A)(D)	93,000	16,234
China Lumena New Materials
Corp. (A)(B)(D)	2,036,000	0
China Merchants Land, Ltd. (B)	260,000	55,107
China Merchants Port Holdings
Company, Ltd.	242,487	538,822
China Mobile, Ltd.	1,265,500	11,598,807
China New Town Development
Company, Ltd. (A)	810,165	29,502
China Oil & Gas Group, Ltd. (B)	1,240,000	100,416
China Overseas Grand Oceans
Group, Ltd.	454,500	222,782
China Overseas Land & Investment, Ltd.	1,090,000	3,822,401
China Properties Group, Ltd. (A)	56,000	10,877
China Resources Cement Holdings, Ltd.	580,000	507,356
China Resources Land, Ltd.	788,000	2,895,633
China Singyes Solar Technologies
Holdings, Ltd. (B)	213,400	78,465
China South City Holdings, Ltd. (B)	790,000	179,592
China Starch Holdings, Ltd.	185,000	7,370
China Travel International Investment
Hong Kong, Ltd.	694,000	247,815
China Unicom Hong Kong, Ltd. (A)	896,000	1,146,254
China Unicom Hong Kong, Ltd.,
ADR (A)	114,486	1,468,855
China Vast Industrial Urban
Development Company, Ltd. (C)	36,000	21,476
Chu Kong Shipping Enterprise Group
Company, Ltd.	86,000	22,405
CITIC Dameng Holdings, Ltd. (A)	347,000	18,094
CITIC Resources Holdings, Ltd. (B)	598,000	67,486
CITIC, Ltd.	760,130	1,070,384
Clear Media, Ltd.	52,000	39,801
Comba Telecom Systems
Holdings, Ltd. (B)	309,639	41,997
Concord New Energy Group, Ltd.	1,640,000	74,504
COSCO SHIPPING International Hong
Kong Company, Ltd.	133,625	55,644
COSCO SHIPPING Ports, Ltd.	404,718	341,691
Coslight Technology International Group
Company, Ltd. (A)	42,000	16,194
Dah Chong Hong Holdings, Ltd.	259,000	131,500
Digital China Holdings, Ltd. (A)	58,750	32,400
Dynasty Fine Wines Group, Ltd. (A)(D)	330,000	0
EVA Precision Industrial Holdings, Ltd.	184,000	28,367
Far East Horizon, Ltd.	240,000	254,906
GCL-Poly Energy Holdings, Ltd. (A)	3,582,000	447,647
Gemdale Properties & Investment
Corp., Ltd.	1,064,000	129,232
Glorious Property Holdings, Ltd. (A)(B)	352,000	31,170
Goldlion Holdings, Ltd.	75,000	31,102
Goldpac Group, Ltd.	37,000	11,271
Hengdeli Holdings, Ltd.	484,000	23,357
Hi Sun Technology China, Ltd. (A)	375,000	67,080
HKC Holdings, Ltd.	29,206	21,230
Hopson Development Holdings, Ltd.	224,000	258,312
Hua Han Health Industry
Holdings, Ltd. (A)(D)	1,120,000	26,472
Joy City Property, Ltd.	672,000	108,888
Ju Teng International Holdings, Ltd.	248,000	61,399
K Wah International Holdings, Ltd.	315,000	210,700
Kingboard Chemical Holdings, Ltd.	203,630	941,421
Kunlun Energy Company, Ltd.	958,000	831,993
Lai Fung Holdings, Ltd.	11,200	18,000
MIE Holdings Corp. (A)	26,000	1,371
Min Xin Holdings, Ltd.	46,000	30,609
Mingyuan Medicare Development
Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	438,000	81,508
New World Department Store
China, Ltd. (A)	175,000	40,413
Nine Dragons Paper Holdings, Ltd.	206,000	312,214
PAX Global Technology, Ltd. (B)	209,000	95,113
Poly Property Group Company, Ltd.	541,453	268,941
Pou Sheng International
Holdings, Ltd. (B)	577,000	146,771
REXLot Holdings, Ltd. (A)	2,175,000	12,561
Rotam Global Agrosciences, Ltd.	7,854	7,563
Seaspan Corp. (B)	11,878	79,345
Shanghai Industrial Holdings, Ltd.	147,000	385,760
Shanghai Industrial Urban Development
Group, Ltd.	401,000	92,139
Shanghai Zendai Property, Ltd. (A)	1,905,000	41,455
Shenzhen International Holdings, Ltd.	200,537	441,910
Shenzhen Investment, Ltd.	889,571	379,903
Shimao Property Holdings, Ltd.	393,500	1,128,593
Shougang Concord International
Enterprises Company, Ltd. (A)	1,794,000	50,262
Shougang Fushan Resources Group, Ltd.	572,000	147,902
Silver Grant International
Industries, Ltd. (A)	322,000	68,146
Sino Oil and Gas Holdings, Ltd. (A)(B)	2,450,000	17,231
Sinofert Holdings, Ltd. (A)(B)	212,000	27,176
Sinolink Worldwide Holdings, Ltd. (A)	536,000	63,498

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sinopec Kantons Holdings, Ltd.	282,000	$139,939
Sinotrans Shipping, Ltd. (B)	356,500	95,889
Skyworth Digital Holdings, Ltd. (B)	591,800	268,028
SRE Group, Ltd. (A)	1,148,857	28,572
Summi Group Holdings, Ltd.	200,000	23,068
TCL Multimedia Technology
Holdings, Ltd. (B)	137,600	64,736
Texhong Textile Group, Ltd.	55,500	78,171
Tian An China Investment
Company, Ltd.	144,000	89,142
Tianjin Port Development Holdings, Ltd.	620,000	86,520
Tomson Group, Ltd.	204,148	104,680
TPV Technology, Ltd.	371,684	46,108
Truly International Holdings, Ltd. (B)	260,000	66,539
United Energy Group, Ltd. (B)	1,858,000	161,870
Universal Medical Financial & Technical
Advisory Services
Company, Ltd. (B)(C)	88,000	77,252
Wasion Group Holdings, Ltd.	138,000	70,415
Xinchen China Power Holdings, Ltd. (A)	132,000	16,070
Yanchang Petroleum
International, Ltd. (A)	1,710,000	20,989
Yuexiu Property Company, Ltd.	2,007,542	477,439
Zhuhai Holdings Investment Group, Ltd.	152,000	19,827
		36,952,710
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	112,336	1,225,665
OTP Bank PLC	17,227	774,042
		1,999,707
India – 11.7%
5Paisa Capital, Ltd. (A)	3,086	16,028
Aban Offshore, Ltd. (A)	15,263	37,424
Adani Enterprises, Ltd.	100,257	245,518
Aditya Birla Capital, Ltd. (A)	171,647	387,117
Aditya Birla Fashion and Retail, Ltd. (A)	34,692	80,838
Alembic, Ltd.	37,091	30,671
Allahabad Bank (A)	21,657	17,001
Allcargo Logistics, Ltd.	18,904	42,952
Ambuja Cements, Ltd.	207,525	751,368
Anant Raj, Ltd.	54,720	39,511
Andhra Bank (A)	94,706	61,054
Apar Industries, Ltd.	2,063	23,145
Apollo Tyres, Ltd.	124,522	532,884
Arvind, Ltd.	56,642	336,043
Ashoka Buildcon, Ltd.	21,601	82,288
Astra Microwave Products, Ltd.	12,333	14,721
Atul, Ltd.	58	2,325
Axis Bank, Ltd.	404,601	3,192,875
Bajaj Finserv, Ltd.	1,765	138,394
Bajaj Hindusthan Sugar, Ltd. (A)	201,805	27,524
Bajaj Holdings & Investment, Ltd.	13,283	545,865
Balkrishna Industries, Ltd.	19,846	327,504
Balmer Lawrie & Company, Ltd.	35,700	119,383
Balrampur Chini Mills, Ltd.	68,416	79,218
Banco Products India, Ltd.	6,774	22,095
Bank of Baroda	127,128	280,398
Bank of India (A)	60,291	97,273
BEML, Ltd.	1,822	29,486
Bharat Heavy Electricals, Ltd.	273,166	343,332
Bharti Airtel, Ltd.	676,019	4,149,696
Biocon, Ltd.	13,419	122,982
Birla Corp., Ltd.	9,883	109,388
Brigade Enterprises, Ltd.	5,241	19,847
Canara Bank	30,402	124,450
Ceat, Ltd.	10,616	249,397
CG Power and Industrial
Solutions, Ltd. (A)	177,707	212,008
Chambal Fertilizers & Chemicals, Ltd.	68,153	172,780
Chennai Super Kings
Cricket, Ltd. (A)(D)	207,315	7,152
Cipla, Ltd.	17,212	144,447
City Union Bank, Ltd.	27,068	71,868
Clariant Chemicals India, Ltd.	2,289	18,878
Coffee Day Enterprises, Ltd. (A)(C)	11,433	53,767
Container Corp. of India, Ltd.	9,792	188,099
Cox & Kings, Ltd.	47,142	165,807
Cyient, Ltd.	24,068	257,927
D B Realty, Ltd. (A)	35,138	26,495
Dalmia Bharat Sugar & Industries, Ltd.	10,353	10,312
DCB Bank, Ltd.	89,430	223,868
DCM Shriram, Ltd.	20,095	131,945
DCW, Ltd. (A)	37,654	17,957
Deepak Fertilisers & Petrochemicals
Corp., Ltd.	14,944	66,836
DEN Networks, Ltd. (A)	9,495	14,868
Dewan Housing Finance Corp., Ltd.	78,615	626,249
Dhampur Sugar Mills, Ltd.	11,548	24,288
Dishman Carbogen Amcis, Ltd. (A)	17,540	87,416
DLF, Ltd.	101,322	316,577
Dr. Reddy’s Laboratories, Ltd.	3,970	127,107
Dredging Corp. of India, Ltd. (A)	2,622	23,586
Edelweiss Financial Services, Ltd.	31,905	117,601
EID Parry India, Ltd. (A)	35,419	150,179
EIH, Ltd.	32,334	79,791
Electrosteel Castings, Ltd.	28,881	10,980
Eros International Media, Ltd. (A)	16,794	43,145
Essel Propack, Ltd.	16,896	62,493
Exide Industries, Ltd.	19,120	65,915
FDC, Ltd.	7,337	27,731
Federal Bank, Ltd.	450,341	623,110
FIEM Industries, Ltd.	737	9,901
Finolex Cables, Ltd.	2,234	23,230
Firstsource Solutions, Ltd. (A)	95,963	78,617
Fortis Healthcare, Ltd. (A)	48,338	92,607
Future Enterprises, Ltd.	62,742	34,863
GAIL India, Ltd.	278,640	1,417,005
Gateway Distriparks, Ltd.	29,322	78,995
Genus Power Infrastructures, Ltd.	25,682	20,514
GHCL, Ltd.	10,350	41,435
Glenmark Pharmaceuticals, Ltd.	11,326	91,853
Grasim Industries, Ltd.	122,605	1,975,718
Gujarat Alkalies & Chemicals, Ltd.	10,030	108,151
Gujarat Ambuja Exports, Ltd.	9,430	33,505
Gujarat Fluorochemicals, Ltd.	14,055	172,329
Gujarat Mineral Development Corp., Ltd.	46,208	88,258
Gujarat Narmada Valley Fertilizers &
Chemicals, Ltd.	20,903	117,700
Gujarat State Fertilizers &
Chemicals, Ltd.	55,927	98,843
Gujarat State Petronet, Ltd.	88,052	264,836
Hathway Cable & Datacom, Ltd. (A)	68,307	36,014
HBL Power Systems, Ltd.	18,476	12,660
HCL Technologies, Ltd.	1,941	28,799
Hikal, Ltd.	14,144	44,999
HIL, Ltd.	996	25,031
Himachal Futuristic
Communications, Ltd. (A)	252,940	102,254
Himatsingka Seide, Ltd.	11,500	62,036
Hindalco Industries, Ltd.	518,502	1,733,958

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Hinduja Global Solutions, Ltd.	2,403	$30,130
Hindustan Media Ventures, Ltd.	5,908	19,893
Housing Development &
Infrastructure, Ltd. (A)	118,648	71,563
HSIL, Ltd.	8,910	51,225
HT Media, Ltd.	34,311	44,433
ICICI Bank, Ltd.	847,890	3,686,973
IDBI Bank, Ltd. (A)	49,275	54,856
Idea Cellular, Ltd. (A)	832,925	978,987
IDFC Bank, Ltd.	346,285	253,785
IDFC, Ltd.	454,224	343,170
IFCI, Ltd. (A)	258,047	77,967
IIFL Holdings, Ltd.	77,165	842,693
IL&FS Transportation
Networks, Ltd. (A)	25,739	23,370
Indiabulls Real Estate, Ltd. (A)	105,149	288,412
Indian Bank	40,967	189,481
Indian Metals & Ferro Alloys, Ltd.	3,015	20,134
Indian Overseas Bank (A)	104,935	28,214
INEOS Styrolution India, Ltd.	2,298	30,672
Infosys, Ltd.	138,316	2,437,817
Ingersoll Rand India, Ltd.	4,901	49,323
Inox Wind, Ltd. (A)	7,148	12,071
Ipca Laboratories, Ltd.	9,284	93,721
J Kumar Infraprojects, Ltd.	9,276	39,398
Jagran Prakashan, Ltd.	6,835	18,304
Jai Corp., Ltd.	30,590	63,833
Jain Irrigation Systems, Ltd.	143,549	236,480
Jaiprakash Associates, Ltd. (A)	207,878	61,241
Jaypee Infratech, Ltd. (A)	123,242	16,140
JB Chemicals & Pharmaceuticals, Ltd.	15,560	74,639
JBF Industries, Ltd.	7,686	9,873
Jindal Poly Films, Ltd.	2,927	14,192
Jindal Saw, Ltd.	66,513	122,194
Jindal Stainless, Ltd. (A)	18,293	22,267
Jindal Steel & Power, Ltd. (A)	170,714	579,383
JITF Infralogistics, Ltd. (A)	7,295	3,987
JK Cement, Ltd.	4,333	67,377
JK Lakshmi Cement, Ltd.	1,731	11,450
JK Paper, Ltd.	28,949	60,521
JK Tyre & Industries, Ltd.	34,844	86,638
JM Financial, Ltd.	94,720	189,855
JSW Energy, Ltd.	184,068	208,309
JSW Holdings, Ltd. (A)	459	11,687
JSW Steel, Ltd.	506,361	2,251,846
Jubilant Life Sciences, Ltd.	33,177	428,771
Kalpataru Power Transmission, Ltd.	20,383	155,808
Kalyani Steels, Ltd.	7,392	34,060
Kaveri Seed Company, Ltd.	8,509	63,331
KCP, Ltd.	19,388	39,253
Kiri Industries, Ltd. (A)	4,764	30,897
Kirloskar Brothers, Ltd.	6,377	30,484
Kolte-Patil Developers, Ltd.	12,368	56,889
KPIT Technologies, Ltd.	83,308	279,625
KPR Mill, Ltd.	7,881	76,064
L&T Finance Holdings, Ltd.	86,187	210,060
Larsen & Toubro, Ltd.	35,961	726,689
LEEL Electricals, Ltd.	6,914	25,744
LIC Housing Finance, Ltd.	158,617	1,317,180
Linde India, Ltd.	5,094	34,173
LT Foods, Ltd.	28,304	37,612
Lupin, Ltd.	4,115	46,699
Magma Fincorp, Ltd.	14,190	32,971
Maharashtra Seamless, Ltd.	11,852	77,134
Mahindra & Mahindra Financial
Services, Ltd.	19,445	137,551
Mahindra & Mahindra, Ltd.	204,252	2,319,862
Mahindra CIE Automotive, Ltd. (A)	18,890	62,525
Mahindra Lifespace Developers, Ltd.	11,712	80,732
Man Infraconstruction, Ltd.	24,643	18,978
Manappuram Finance, Ltd.	244,381	410,694
Mangalam Cement, Ltd.	2,038	10,143
Max India, Ltd. (A)	4,595	5,738
McLeod Russel India, Ltd.	20,316	45,373
Merck, Ltd.	3,261	76,117
Mindtree, Ltd.	35,014	415,564
MOIL, Ltd.	33,085	100,373
Mphasis, Ltd.	44,995	577,238
MRF, Ltd.	303	337,695
Munjal Showa, Ltd.	5,200	16,555
Muthoot Finance, Ltd.	42,336	265,226
Nagarjuna Fertilizers &
Chemicals, Ltd. (A)	72,119	17,374
National Aluminium Company, Ltd.	222,795	229,672
Nava Bharat Ventures, Ltd.	40,502	85,476
Navkar Corp., Ltd. (A)(C)	3,633	8,425
NCC, Ltd.	200,289	365,614
Nectar Lifesciences, Ltd.	11,502	4,748
NIIT Technologies, Ltd.	15,320	204,448
NIIT, Ltd. (A)	23,624	36,578
NOCIL, Ltd.	12,576	37,690
Nucleus Software Exports, Ltd.	3,475	21,537
Oberoi Realty, Ltd.	50,603	398,050
OCL India, Ltd.	1,993	39,993
Omaxe, Ltd.	18,944	64,203
OnMobile Global, Ltd.	3,014	2,031
Orient Cement, Ltd.	16,316	35,382
Oriental Bank of Commerce (A)	21,608	30,489
Parsvnath Developers, Ltd. (A)	28,656	6,667
Patel Engineering, Ltd. (A)	9,668	9,024
PC Jeweller, Ltd.	36,034	178,634
Persistent Systems, Ltd.	17,441	185,946
Petronet LNG, Ltd.	16,537	58,808
Phillips Carbon Black, Ltd.	5,909	99,358
Piramal Enterprises, Ltd.	22,488	847,363
Polyplex Corp., Ltd.	2,563	18,389
Power Finance Corp., Ltd.	291,838	384,053
Prabhat Dairy, Ltd.	5,814	13,564
Praj Industries, Ltd.	42,222	52,301
Prakash Industries, Ltd. (A)	26,142	69,024
Prestige Estates Projects, Ltd.	65,456	296,133
PTC India Financial Services, Ltd.	64,975	24,119
PTC India, Ltd.	111,999	149,732
Punjab National Bank (A)	119,919	176,641
Puravankara, Ltd.	24,924	53,597
Rain Industries, Ltd.	43,031	251,610
Rajesh Exports, Ltd.	4,489	50,953
Ramco Industries, Ltd.	9,978	35,478
Rashtriya Chemicals & Fertilizers, Ltd.	47,845	54,356
Raymond, Ltd.	13,612	189,181
Redington India, Ltd.	137,134	309,789
Reliance Capital, Ltd.	25,218	166,562
Reliance Communications, Ltd. (A)	501,471	169,444
Reliance Industries, Ltd.	89,908	1,225,659
Reliance Industries, Ltd., GDR (C)	554,303	15,074,934
Reliance Power, Ltd. (A)	359,775	199,869
Rico Auto Industries, Ltd.	25,245	30,896
Ruchi Soya Industries, Ltd. (A)	21,355	5,274
Rural Electrification Corp., Ltd.	307,918	591,094

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Sadbhav Engineering, Ltd.	7,110	$42,163
Sanghi Industries, Ltd. (A)	18,735	34,371
Shipping Corp. of India, Ltd. (A)	65,690	65,268
Shriram City Union Finance, Ltd.	6,049	201,927
Shriram Transport Finance
Company, Ltd.	80,500	1,792,930
Simplex Infrastructures, Ltd.	4,647	37,988
Sintex Plastics Technology, Ltd. (A)	113,866	101,418
Sobha, Ltd.	22,691	178,058
Srei Infrastructure Finance, Ltd.	64,363	75,116
SRF, Ltd.	4,570	138,707
Srikalahasthi Pipes, Ltd.	5,355	26,733
State Bank of India	402,229	1,549,284
Steel Authority of India, Ltd. (A)	153,968	168,891
Strides Shasun, Ltd.	1,385	14,329
Sun Pharmaceutical Industries, Ltd.	12,541	96,245
Sunteck Realty, Ltd.	17,488	114,974
Surya Roshni, Ltd.	3,874	22,864
Syndicate Bank (A)	32,580	28,198
TAKE Solutions, Ltd.	21,956	55,266
Tamil Nadu Newsprint & Papers, Ltd.	8,715	47,287
Tata Chemicals, Ltd.	34,619	363,038
Tata Global Beverages, Ltd.	159,890	641,986
Tata Motors, Ltd. (A)	620,187	3,152,226
Tata Steel, Ltd.	216,768	1,916,714
Tech Mahindra, Ltd.	170,607	1,673,121
Texmaco Rail & Engineering, Ltd.	28,232	36,663
The Great Eastern Shipping
Company, Ltd.	30,495	154,702
The India Cements, Ltd.	98,907	216,075
The Indian Hotels Company, Ltd.	109,797	224,961
The Jammu & Kashmir Bank, Ltd. (A)	100,271	94,138
The Karnataka Bank, Ltd.	83,273	148,138
The Karur Vysya Bank, Ltd.	180,646	280,806
The Lakshmi Vilas Bank, Ltd.	35,933	54,458
The South Indian Bank, Ltd.	417,562	147,587
The Tinplate Company of India, Ltd.	9,656	28,122
TI Financial Holdings, Ltd.	17,488	173,790
Time Technoplast, Ltd.	4,194	10,321
Titagarh Wagons, Ltd.	22,692	38,523
Transport Corp. of India, Ltd.	2,962	12,138
Trident, Ltd.	47,430	43,548
Triveni Engineering & Industries, Ltd.	24,882	15,681
Tube Investments of India, Ltd.	18,475	62,961
TV Today Network, Ltd.	3,975	29,489
TV18 Broadcast, Ltd. (A)	248,227	261,696
UCO Bank (A)	85,194	28,585
Uflex, Ltd.	13,952	73,594
UFO Moviez India, Ltd.	3,603	21,013
Unichem Laboratories, Ltd.	17,100	75,571
Union Bank of India (A)	73,563	107,667
UPL, Ltd.	13,610	153,104
VA Tech Wabag, Ltd.	7,507	56,671
Vardhman Textiles, Ltd.	7,410	138,603
Vedanta, Ltd.	224,895	965,409
Vedanta, Ltd., ADR	161,875	2,844,144
Vijaya Bank	83,311	67,676
Vindhya Telelinks, Ltd.	526	8,625
Welspun Corp., Ltd.	43,047	90,366
Welspun Enterprises, Ltd.	18,967	41,974
West Coast Paper Mills, Ltd.	3,765	13,981
Wipro, Ltd.	589,060	2,572,168
Wockhardt, Ltd. (A)	6,467	72,796
Zensar Technologies, Ltd.	5,057	70,260
		90,542,868
Indonesia – 2.5%
Adaro Energy Tbk PT	7,082,300	1,103,492
Adhi Karya Persero Tbk PT (A)	840,700	127,571
Agung Podomoro Land Tbk PT	3,248,000	51,121
Alam Sutera Realty Tbk PT	5,702,700	157,173
Aneka Tambang Tbk PT (A)	814,006	46,260
Asahimas Flat Glass Tbk PT	62,500	24,641
Astra Agro Lestari Tbk PT	215,555	211,341
Astra Otoparts Tbk PT	108,300	12,491
Bakrie & Brothers Tbk PT (A)	112,554,589	408,769
Bakrie Telecom Tbk PT (A)	17,557,300	63,764
Bank Bukopin Tbk PT	1,802,600	76,236
Bank Danamon Indonesia Tbk PT	1,179,894	591,011
Bank Mandiri Persero Tbk PT	4,245,740	2,380,806
Bank Negara Indonesia Persero Tbk PT	3,228,481	2,044,574
Bank Pan Indonesia Tbk PT (A)	1,542,497	120,153
Bank Pembangunan Daerah Jawa Barat
Dan Banten Tbk PT	810,100	121,215
Bank Pembangunan Daerah Jawa Timur
Tbk PT	1,424,000	65,323
Bank Tabungan Negara Persero Tbk PT	2,067,861	572,595
Barito Pacific Tbk PT (A)	1,587,200	267,389
Bekasi Fajar Industrial Estate Tbk PT	2,132,800	44,780
Benakat Integra Tbk PT (A)	8,689,500	52,678
Berlian Laju Tanker Tbk PT (A)(D)	16,708,166	0
BISI International Tbk PT	564,400	81,127
Blue Bird Tbk PT	90,600	18,950
Bukit Asam Persero Tbk PT	807,400	173,569
Bumi Serpong Damai Tbk PT	2,204,800	286,626
Ciputra Development Tbk PT	6,132,944	526,598
Clipan Finance Indonesia Tbk PT (A)	1,045,000	24,364
Eagle High Plantations Tbk PT (A)	2,150,100	33,889
Elnusa Tbk PT	1,954,900	66,773
Energi Mega Persada Tbk PT (A)	2,262,301	42,063
Erajaya Swasembada Tbk PT	773,000	71,169
Eureka Prima Jakarta Tbk PT (A)	336,800	1,525
Gajah Tunggal Tbk PT	964,900	56,948
Garuda Indonesia Persero Tbk PT (A)	2,404,863	51,421
Global Mediacom Tbk PT	3,942,400	153,743
Harum Energy Tbk PT (A)	299,900	59,572
Holcim Indonesia Tbk PT (A)	807,168	46,954
Indah Kiat Pulp & Paper Corp. Tbk PT	1,331,600	1,068,440
Indika Energy Tbk PT (A)	768,500	198,766
Indo Tambangraya Megah Tbk PT	178,800	371,081
Indofood Sukses Makmur Tbk PT	1,565,600	820,776
Intiland Development Tbk PT	3,071,800	73,725
Japfa Comfeed Indonesia Tbk PT	1,671,370	179,997
Jaya Real Property Tbk PT	215,500	13,060
Kawasan Industri Jababeka Tbk PT	8,573,499	163,441
KMI Wire & Cable Tbk PT	1,066,500	35,744
Krakatau Steel Persero Tbk PT (A)	540,000	17,246
Lippo Cikarang Tbk PT (A)	223,200	50,407
Lippo Karawaci Tbk PT	7,443,993	260,715
Malindo Feedmill Tbk PT	128,500	6,577
Matahari Putra Prima Tbk PT (A)	315,100	9,169
Medco Energi Internasional Tbk PT (A)	3,934,933	348,989
Media Nusantara Citra Tbk PT	1,392,300	143,942
Mitra Adiperkasa Tbk PT	11,400	6,439
MNC Investama Tbk PT (A)	15,144,900	123,833
Modernland Realty Tbk PT	4,331,800	109,716
Multipolar Tbk PT	4,046,300	44,430
Nusantara Infrastructure Tbk PT (A)	4,691,200	69,586
Pabrik Kertas Tjiwi Kimia Tbk PT	669,500	337,376
Pan Brothers Tbk PT	1,456,700	47,508
Panin Financial Tbk PT (A)	5,878,700	106,209
Paninvest Tbk PT (A)	660,500	58,082

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Perusahaan Perkebunan London Sumatra
Indonesia Tbk PT	1,544,200	$145,577
PP Persero Tbk PT (A)	1,380,900	263,362
Ramayana Lestari Sentosa Tbk PT	1,449,500	142,447
Salim Ivomas Pratama Tbk PT	1,797,900	77,925
Sampoerna Agro Tbk PT	331,700	59,766
Semen Baturaja Persero Tbk PT	110,200	32,871
Semen Indonesia Persero Tbk PT	872,500	658,031
Sentul City Tbk PT (A)	6,742,000	92,668
Siloam International Hospitals Tbk
PT (A)	17,700	10,306
Sri Rejeki Isman Tbk PT	4,031,800	98,275
Summarecon Agung Tbk PT	2,062,100	136,149
Surya Semesta Internusa Tbk PT	2,215,800	89,027
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Tiga Pilar Sejahtera Food Tbk PT (A)	1,428,300	66,622
Timah Tbk PT	1,683,460	119,246
Tiphone Mobile Indonesia Tbk PT	773,100	47,954
Trias Sentosa Tbk PT	1,792,200	50,519
Truba Alam Manunggal Engineering Tbk
PT (A)	11,991,500	8,710
Tunas Baru Lampung Tbk PT	1,425,400	130,095
Tunas Ridean Tbk PT	1,172,500	115,846
United Tractors Tbk PT	419,600	978,920
Vale Indonesia Tbk PT (A)	682,500	139,745
Visi Media Asia Tbk PT (A)	1,337,400	31,707
Waskita Karya Persero Tbk PT (A)	352,700	63,628
Wijaya Karya Beton Tbk PT	1,729,800	64,842
Wijaya Karya Persero Tbk PT (A)	1,459,900	179,059
XL Axiata Tbk PT (A)	1,601,600	294,776
		19,002,001
Laos – 0.0%
Kolao Holdings	3,712	17,526
Malaysia – 2.7%
Aeon Company M BHD	31,300	14,492
AFFIN Bank BHD	275,290	171,147
AirAsia BHD	788,100	810,121
Alliance Bank Malaysia BHD	461,800	512,191
AMMB Holdings BHD (B)	616,262	620,978
Ann Joo Resources BHD	31,300	24,584
Batu Kawan BHD	3,100	14,580
Benalec Holdings BHD	110,400	9,611
Berjaya Assets BHD (A)	77,400	8,338
Berjaya Corp. BHD (A)	1,358,793	112,990
BIMB Holdings BHD	16,800	16,926
Borneo Oil BHD (A)	734,100	14,415
Boustead Holdings BHD	272,888	179,338
Boustead Plantations BHD	120,100	52,520
Bumi Armada BHD (A)	1,186,700	256,227
CB Industrial Product Holding BHD	35,900	14,241
CIMB Group Holdings BHD	1,366,651	2,543,099
Coastal Contracts BHD	86,000	25,889
CSC Steel Holdings BHD	64,700	23,337
Cypark Resources BHD	34,400	22,350
Dayang Enterprise Holdings BHD (A)	120,000	25,666
DRB-Hicom BHD (B)	290,600	181,430
Eastern & Oriental BHD	201,398	75,205
Eco World Development Group BHD (A)	401,900	104,269
Ekovest BHD (B)	282,700	74,107
Evergreen Fibreboard BHD	209,800	25,593
Felda Global Ventures Holdings BHD	786,600	339,266
Gadang Holdings BHD	128,400	30,701
Genting BHD	1,134,600	2,558,459
Genting Malaysia BHD	112,900	141,890
Glomac BHD	106,040	12,777
HAP Seng Consolidated BHD	136,520	343,929
Hap Seng Plantations Holdings BHD	76,300	47,243
HeveaBoard BHD	92,800	19,014
Hiap Teck Venture BHD (A)	368,000	40,205
Hong Leong Financial Group BHD	127,099	632,460
Hua Yang BHD	97,421	12,990
IGB BHD	114,135	88,306
IJM Corp. BHD	1,111,860	775,166
Inch Kenneth Kajang Rubber PLC	106,800	19,003
Insas BHD	256,669	54,969
IOI Properties Group BHD (B)	529,175	220,411
Iris Corp. BHD (A)	380,100	18,400
Iskandar Waterfront City BHD (A)(B)	59,700	17,332
JAKS Resources BHD (A)	165,400	60,647
Jaya Tiasa Holdings BHD	210,626	46,484
JCY International BHD	265,600	24,119
Keck Seng Malaysia BHD	107,500	117,147
Kenanga Investment Bank BHD	233,945	35,243
Kian JOO CAN Factory BHD	153,700	108,879
Kim Loong Resources BHD	9,800	10,771
KNM Group BHD (A)(B)	991,800	54,152
KSL Holdings BHD (A)	286,000	69,917
Kumpulan Fima BHD	2,300	889
Land & General BHD	814,920	37,065
LBS Bina Group BHD	305,800	70,479
Lion Industries Corp. BHD (A)	138,700	32,399
Magnum BHD	257,300	121,814
Mah Sing Group BHD	405,000	105,924
Malayan Banking BHD	685,318	1,866,843
Malayan Flour Mills BHD (B)	132,300	54,286
Malaysia Building Society BHD	435,346	122,209
Malaysia Marine and Heavy Engineering
Holdings BHD	42,700	8,328
Malaysian Bulk Carriers BHD (A)	120,600	21,266
Malaysian Resources Corp. BHD (B)	883,800	223,318
Malton BHD	219,900	46,362
Media Prima BHD	396,400	39,709
Mega First Corp. BHD	93,200	78,453
MISC BHD	520,800	952,525
Mitrajaya Holdings BHD	129,600	20,681
MKH BHD	97,630	35,736
MMC Corp. BHD	223,000	99,006
MNRB Holdings BHD (A)	15,000	10,207
Mudajaya Group BHD (A)	92,200	17,088
Muhibbah Engineering M BHD	95,300	72,532
Mulpha International BHD (A)	73,710	40,649
Naim Holdings BHD (A)	67,100	17,201
Oriental Holdings BHD	168,320	271,387
OSK Holdings BHD	455,097	115,563
Panasonic Manufacturing Malaysia BHD	8,100	72,582
Pantech Group Holdings BHD	170,466	25,038
Parkson Holdings BHD (A)	134,267	14,842
Perdana Petroleum BHD (A)	36,463	2,482
PPB Group BHD	144,500	716,048
Protasco BHD	137,375	33,856
RHB Bank BHD	262,789	352,344
Rimbunan Sawit BHD (A)	321,800	26,356
Salcon BHD (A)	200,344	19,786
Sapura Energy BHD (B)	2,099,700	277,801
Sarawak Oil Palms BHD	89,185	84,561
Selangor Properties BHD	24,000	27,129
Shangri-La Hotels Malaysia BHD	61,800	81,292
SP Setia BHD Group	167,160	129,610
Star Media Group BHD	62,000	18,505
Sumatec Resources BHD (A)	915,000	15,665

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sunway BHD (B)	461,722	$189,146
Supermax Corp. BHD	186,500	124,376
Ta Ann Holdings BHD	75,048	58,722
TA Enterprise BHD	476,600	65,513
TA Global BHD	456,900	34,374
Tan Chong Motor Holdings BHD	42,500	18,483
TDM BHD	96,590	8,504
Thong Guan Industries BHD	36,300	25,316
TIME dotCom BHD	71,700	154,679
Tiong NAM Logistics Holdings	49,776	13,277
Tropicana Corp. BHD	323,040	74,921
UEM Edgenta BHD	42,600	25,561
UEM Sunrise BHD (A)	782,300	202,426
UMW Holdings BHD (A)	74,100	115,741
UMW Oil & Gas Corp. BHD (A)(B)	1,427,470	115,936
Unisem M BHD (B)	136,180	86,594
United Malacca BHD	68,300	109,635
UOA Development BHD	314,500	197,091
Vivocom International Holdings
BHD (A)	607,000	11,104
Wah Seong Corp. BHD (A)	34,700	13,451
WCT Holdings BHD (A)	415,214	143,455
YNH Property BHD (A)	169,701	61,713
YTL Corp. BHD	2,370,214	823,826
		20,887,184
Malta – 0.0%
Brait SE (A)	61,296	187,442
Mexico – 3.6%
Alfa SAB de CV, Class A (B)	1,451,398	1,860,153
Alpek SAB de CV	302,285	420,672
Axtel SAB de CV (A)	98,029	22,108
Banco Santander Mexico SA, B Shares	776,760	1,117,287
Bio Pappel SAB de CV (A)	16,029	15,729
Cemex SAB de CV, ADR (A)	489,136	3,238,080
Coca-Cola Femsa SAB de CV, Series L	29,705	196,073
Consorcio ARA SAB de CV	214,885	84,394
Corp. Actinver SAB de CV	30,824	23,398
Credito Real SAB de CV (A)	101,646	146,263
El Puerto de Liverpool SAB de CV,
Series C1 (B)	27,189	201,525
Elementia SAB de CV (A)(C)	10,350	11,329
Gentera SAB de CV (B)	27,100	19,736
Grupo Aeromexico SAB de CV (A)(B)	73,946	117,956
Grupo Carso SAB de CV, Series A1	182,331	641,970
Grupo Cementos de Chihuahua SAB
de CV	43,260	232,719
Grupo Comercial Chedraui SA de CV	165,869	352,723
Grupo Elektra SAB de CV (B)	11,646	326,703
Grupo Famsa SAB de CV, Class A (A)	60,589	38,660
Grupo Financiero Banorte SAB de CV,
Series O (B)	914,166	5,544,331
Grupo Financiero Inbursa SAB de CV,
Series O (B)	657,024	1,091,065
Grupo Financiero Interacciones SA de
CV, Series O	48,214	234,440
Grupo Herdez SAB de CV	55,503	140,131
Grupo Industrial Saltillo SAB de CV	99,900	158,477
Grupo KUO SAB de CV, Series B	140,698	305,542
Grupo Mexico SAB de CV, Series B	1,732,693	5,781,362
Grupo Pochteca SAB de CV (A)	11,500	5,851
Grupo Sanborns SAB de CV (B)	169,891	185,777
Grupo Simec SAB de CV, Series B (A)	37,957	120,051
Grupo Sports World SAB de CV (A)	9,300	9,361
Grupo Televisa SAB	68,144	217,551
Industrias Bachoco SAB de CV, ADR	2,653	164,353
Industrias Bachoco SAB de CV, Series B	64,616	337,190
Industrias CH SAB de CV, Series B (A)	85,411	353,201
La Comer SAB de CV (A)	129,609	131,249
Maxcom Telecomunicaciones SAB de
CV (A)	3,007	1,343
Mexichem SAB de CV	534,516	1,639,124
Minera Frisco SAB de CV, Series A1 (A)	118,274	69,286
Nemak SAB de CV (C)	191,466	157,765
OHL Mexico SAB de CV	7,100	13,372
Organizacion Cultiba SAB de CV (B)	89,403	80,158
Organizacion Soriana SAB de CV,
Series B (A)	675,917	1,353,321
Promotora y Operadora de
Infraestructura SAB de CV	3,160	31,421
Promotora y Operadora de
Infraestructura SAB de CV, L Shares	6,156	42,665
Qualitas Controladora SAB de CV	23,308	64,744
Rassini SAB de CV	14,331	61,754
TV Azteca SAB de CV	545,177	77,368
Vitro SAB de CV, Series A	40,147	132,653
		27,572,384
Philippines – 1.0%
Alliance Global Group, Inc. (A)	1,551,300	392,902
BDO Unibank, Inc.	434,187	1,164,279
Cebu Air, Inc.	91,170	165,414
Century Properties Group, Inc.	1,726,673	14,391
China Banking Corp.	87,628	59,091
Cosco Capital, Inc.	1,004,800	142,537
East West Banking Corp.	172,500	62,537
EEI Corp. (A)	34,400	7,128
Emperador, Inc. (A)	150,500	21,407
Empire East Land Holdings, Inc. (A)	997,000	11,950
Energy Development Corp. (A)	1,288,030	138,269
Filinvest Development Corp.	211,875	30,551
Filinvest Land, Inc.	5,094,500	161,248
First Philippine Holdings Corp.	113,380	143,622
Global Ferronickel Holdings, Inc. (A)	272,000	12,658
GT Capital Holdings, Inc.	14,930	335,603
Integrated Micro-Electronics, Inc.	125,015	37,397
JG Summit Holdings, Inc.	904,050	1,089,846
Lopez Holdings Corp.	972,600	96,509
LT Group, Inc.	655,600	237,117
Megaworld Corp.	4,689,000	421,991
Metropolitan Bank & Trust Company	221,176	364,211
Nickel Asia Corp.	462,400	54,327
Pepsi-Cola Products Philippines, Inc.	243,000	13,530
Petron Corp.	1,213,300	214,955
Philex Mining Corp.	161,300	18,745
Philippine National Bank (A)	120,540	124,990
Philtown Properties, Inc. (A)(D)	3,844	113
Phinma Energy Corp.	675,000	19,464
Phoenix Petroleum Philippines, Inc.	146,300	34,445
RFM Corp.	266,000	23,984
Rizal Commercial Banking Corp.	175,460	153,867
Robinsons Land Corp. (A)	1,093,868	420,638
Robinsons Retail Holdings, Inc.	21,420	36,537
San Miguel Corp.	202,060	520,784
San Miguel Pure Foods Company, Inc.	7,670	88,657
Security Bank Corp.	43,640	201,850
SSI Group, Inc. (A)	476,000	25,064
Top Frontier Investment
Holdings, Inc. (A)	66,104	351,190
Travellers International Hotel Group, Inc.	831,800	66,799
Union Bank of the Philippines	181,940	313,879

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Vista Land & Lifescapes, Inc.	2,264,200	$282,291
		8,076,767
Poland – 1.3%
Agora SA (A)	19,798	83,863
Alior Bank SA (A)	278	5,987
Amica SA	553	20,657
Asseco Poland SA	33,027	434,741
Bank Handlowy w Warszawie SA	2,573	56,912
Bank Millennium SA (A)	196,093	471,407
Bioton SA (A)	17,651	22,106
Cyfrowy Polsat SA	20,166	147,141
Emperia Holding SA (A)	661	19,296
Enea SA	96,042	258,974
Firma Oponiarska Debica SA	1,142	41,421
Getin Holding SA (A)	169,278	56,919
Grupa Azoty SA	16,014	262,291
Grupa Kety SA	979	98,228
Grupa Lotos SA	48,855	755,486
Impexmetal SA (A)	17,409	22,372
KGHM Polska Miedz SA	38,245	974,126
LC Corp. SA	147,244	118,027
Lubelski Wegiel Bogdanka SA	3,833	52,131
mBank SA (A)	1,840	225,423
Netia SA	113,648	176,511
Orbis SA	15,061	427,185
PGE Polska Grupa Energetyczna SA (A)	303,140	878,616
PKP Cargo SA (A)	9,902	120,581
Polnord SA (A)	14,051	34,373
Polski Koncern Naftowy ORLEN SA	87,796	2,160,949
Powszechna Kasa Oszczednosci Bank
Polski SA (A)	155,726	1,843,897
Stalprodukt SA	272	37,340
Tauron Polska Energia SA (A)	407,759	289,676
Trakcja SA	14,894	29,584
Vistula Group SA (A)	37,313	51,117
		10,177,337
Russia – 2.0%
Gazprom PJSC, ADR	958,281	4,672,717
LUKOIL PJSC, ADR	130,037	8,978,215
Magnitogorsk Iron & Steel Works
PJSC, GDR	23,536	234,343
Rosneft Oil Company PJSC, GDR	191,058	1,049,460
RusHydro PJSC, ADR	252,649	317,283
VTB Bank PJSC, GDR	70,051	137,450
		15,389,468
Singapore – 0.0%
Technovator International, Ltd. (A)	82,000	21,872
South Africa – 7.8%
Adcorp Holdings, Ltd. (A)	64,690	92,726
AECI, Ltd.	68,599	668,631
African Oxygen, Ltd.	27,344	71,826
African Phoenix Investments, Ltd. (A)	690,372	36,659
African Rainbow Minerals, Ltd.	37,048	318,322
Alexander Forbes Group Holdings, Ltd.	329,530	200,533
Allied Electronics Corp., Ltd., A
Shares (A)	12,026	13,069
Alviva Holdings, Ltd.	80,385	145,709
Anglo American Platinum, Ltd.	14,450	396,475
AngloGold Ashanti, Ltd.	123,710	1,193,351
AngloGold Ashanti, Ltd., ADR (B)	73,839	700,732
ArcelorMittal South Africa, Ltd. (A)	119,476	26,875
Aspen Pharmacare Holdings, Ltd.	6,113	134,129
Assore, Ltd.	8,883	218,889
Aveng, Ltd. (A)	217,888	18,458
Balwin Properties, Ltd.	44,251	22,958
Barclays Africa Group, Ltd.	293,019	4,693,021
Barloworld, Ltd.	137,364	1,934,320
Blue Label Telecoms, Ltd.	97,227	106,187
Caxton and CTP Publishers &
Printers, Ltd.	126,395	109,872
Clover Industries, Ltd.	75,758	105,843
Consolidated Infrastructure
Group, Ltd. (A)	36,148	11,614
DataTec, Ltd.	160,555	280,826
DRDGOLD, Ltd.	141,067	38,938
EOH Holdings, Ltd.	36,723	133,375
Exxaro Resources, Ltd.	86,542	798,796
Gold Fields, Ltd.	73,728	297,551
Gold Fields, Ltd., ADR	491,193	1,974,596
Grindrod, Ltd. (A)	114,082	132,265
Group Five, Ltd.	75,010	50,261
Harmony Gold Mining Company, Ltd.,
ADR (B)	138,500	331,015
Hudaco Industries, Ltd.	16,112	223,622
Hulamin, Ltd.	112,965	46,925
Impala Platinum Holdings, Ltd. (A)	85,298	169,871
Imperial Holdings, Ltd.	92,044	1,814,400
Investec, Ltd.	103,602	809,093
Invicta Holdings, Ltd.	6,327	26,993
KAP Industrial Holdings, Ltd.	859,753	622,399
Kumba Iron Ore, Ltd.	12,651	304,360
Lewis Group, Ltd.	50,904	181,372
Liberty Holdings, Ltd.	79,485	843,260
Merafe Resources, Ltd.	926,140	115,065
Metair Investments, Ltd.	66,225	128,489
MMI Holdings, Ltd.	430,062	801,835
Mpact, Ltd.	122,080	299,522
MTN Group, Ltd. (B)	949,023	9,545,390
Murray & Roberts Holdings, Ltd.	246,808	287,555
Nampak, Ltd. (A)	380,867	490,224
Nedbank Group, Ltd.	85,052	2,049,956
Novus Holdings, Ltd.	30,686	11,994
Omnia Holdings, Ltd.	41,169	518,401
Peregrine Holdings, Ltd.	75,548	133,418
PPC, Ltd. (A)	499,180	330,993
Raubex Group, Ltd.	77,675	132,780
RCL Foods, Ltd.	52,965	80,473
Reunert, Ltd.	44,231	278,603
Royal Bafokeng Platinum, Ltd. (A)	18,623	40,707
Sappi, Ltd.	168,829	1,090,814
Sasol, Ltd.	204,114	6,963,587
Sibanye Gold, Ltd.	796,758	792,968
Sibanye Gold, Ltd., ADR (B)	77,126	307,733
Standard Bank Group, Ltd.	657,101	12,142,206
Stefanutti Stocks Holdings, Ltd. (A)	60,065	10,104
Steinhoff International Holdings
NV (A)(B)	1,059,536	295,139
Super Group, Ltd. (A)	214,342	652,154
Telkom SA SOC, Ltd.	182,369	818,926
Tiger Wheels, Ltd. (A)(D)	32,678	0
Tongaat Hulett, Ltd.	66,308	567,301
Trencor, Ltd.	74,337	238,408
Tsogo Sun Holdings, Ltd.	105,779	207,844
Wilson Bayly Holmes-Ovcon, Ltd.	18,358	240,459
		59,873,165
South Korea – 17.4%
Ace Technologies Corp. (A)	8,235	31,816
AJ Rent A Car Company, Ltd. (A)	3,307	39,731
Ajin Industrial Company, Ltd. (A)(B)	6,639	23,379

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
APS Holdings Corp. (A)	6,097	$42,530
Asia Cement Company, Ltd.	654	58,844
ASIA Holdings Company, Ltd.	670	72,760
Asia Paper Manufacturing
Company, Ltd.	1,600	46,705
Asiana Airlines, Inc. (A)	29,698	133,640
AUK Corp.	7,292	19,201
Austem Company, Ltd.	7,960	29,548
Avaco Company, Ltd. (A)	3,738	28,219
Bluecom Company, Ltd.	6,614	41,132
BNK Financial Group, Inc.	144,761	1,453,917
Bookook Securities Company, Ltd.	501	12,659
Busan City Gas Company, Ltd.	236	7,962
Byucksan Corp.	18,769	66,689
Chinyang Holdings Corp.	12,900	33,196
Chongkundang Holdings Corp.	1,353	92,961
Chosun Refractories Company, Ltd.	683	53,935
CJ Hello Company, Ltd.	17,319	138,082
CKD Bio Corp.	1,854	41,960
Cosmax BTI, Inc.	798	24,314
CROWNHAITAI Holdings
Company, Ltd.	2,323	29,127
Dae Dong Industrial Company, Ltd.	5,828	40,492
Dae Han Flour Mills Company, Ltd.	510	80,512
Dae Hyun Company, Ltd.	7,901	17,980
Dae Won Kang Up Company, Ltd.	4,005	17,581
Dae Young Packaging Company, Ltd. (A)	24,545	20,009
Daechang Forging Company, Ltd.	586	26,746
Daeduck Electronics Company	19,359	150,267
Daeduck GDS Company, Ltd.	7,133	114,199
Daegu Department Store	1,862	17,441
Daehan Steel Company, Ltd.	6,514	54,804
Daekyo Company, Ltd.	6,211	46,273
Daelim B&Co Company, Ltd.	4,889	26,456
Daelim C&S Company, Ltd.	2,109	20,295
Daelim Industrial Company, Ltd.	9,686	672,696
Daesang Corp.	11,011	268,128
Daesang Holdings Company, Ltd.	8,988	81,012
Daewon San Up Company, Ltd.	5,336	35,889
Daewoo Engineering & Construction
Company, Ltd. (A)	10,354	50,948
Daewoo Shipbuilding & Marine
Engineering Company, Ltd. (A)	2,043	54,360
Dahaam E-Tec Company, Ltd. (A)(D)	2,630	44,413
Daishin Securities Company, Ltd.	20,594	263,019
Daou Data Corp.	6,441	82,317
Daou Technology, Inc.	13,179	272,772
Dayou Automotive Seat Technology
Company, Ltd.	18,602	20,696
DB Financial Investment Company, Ltd.	17,216	67,215
DB Insurance Company, Ltd.	881	54,732
DB, Inc. (A)	29,805	23,421
DGB Financial Group, Inc.	71,379	785,831
Display Tech Company, Ltd.	1,170	4,278
Dong Ah Tire & Rubber
Company, Ltd. (A)	1,796	22,664
Dong-A Socio Holdings Company, Ltd.	113	14,182
Dong-Ah Geological Engineering
Company, Ltd.	3,416	40,682
Dongbang Transport Logistics
Company, Ltd.	7,517	11,687
Dongbu Corp. (A)	2,944	26,011
Dong-Il Corp.	741	34,980
Dongil Industries Company, Ltd.	859	58,761
Dongkuk Industries Company, Ltd.	14,391	50,999
Dongkuk Steel Mill Company, Ltd.	30,148	291,829
DONGSUNG Corp.	8,793	55,312
Dongwha Enterprise Company, Ltd.	885	28,680
Dongwon Development Company, Ltd.	20,645	91,045
Dongwon Industries Company, Ltd.	259	73,245
Dongyang E&P, Inc.	2,026	22,094
Doosan Corp.	3,093	312,670
Doosan Heavy Industries & Construction
Company, Ltd. (A)(B)	26,707	400,717
Doosan Infracore Company, Ltd. (A)(B)	71,207	655,190
DRB Holding Company, Ltd.	3,979	26,621
DTR Automotive Corp.	2,636	83,486
DY Corp.	7,611	42,279
Eagon Industrial, Ltd.	2,280	21,667
Easy Bio, Inc.	21,230	139,110
Elentec Company, Ltd. (A)	3,837	13,777
e-LITECOM Company, Ltd.	2,998	17,794
E-MART, Inc.	7,436	1,898,719
Eugene Corp.	23,025	128,642
Eugene Investment & Securities
Company, Ltd. (A)	34,528	114,342
Eusu Holdings Company, Ltd. (A)	6,851	45,441
EVERDIGM Corp.	3,744	29,239
FarmStory Company, Ltd. (A)	33,283	39,753
Feelux Company, Ltd. (B)	13,613	259,886
Fila Korea, Ltd.	509	51,654
Fine Technix Company, Ltd. (A)	9,436	22,335
Gaon Cable Company, Ltd.	1,692	37,169
GMB Korea Corp.	3,673	34,640
GOLFZONNEWDIN Company, Ltd.	9,910	52,709
GS Engineering & Construction
Corp. (B)	17,455	491,926
GS Global Corp.	18,463	66,112
GS Holdings Corp.	31,035	1,804,670
Gwangju Shinsegae Company, Ltd.	425	88,469
Halla Corp.	14,352	55,155
Halla Holdings Corp.	5,029	233,396
Han Kuk Carbon Company, Ltd.	16,408	96,798
Hana Financial Group, Inc.	98,910	4,262,739
Hana Micron, Inc. (A)	7,137	35,633
Handsome Company, Ltd. (B)	6,134	177,582
Hanil Cement Company, Ltd.	1,800	182,611
Hanjin Heavy Industries & Construction
Company, Ltd. (A)	31,069	90,493
Hanjin Heavy Industries & Construction
Holdings Company, Ltd. (A)	3,239	10,809
Hanjin Kal Corp.	17,644	329,634
Hanjin Transportation Company, Ltd.	3,283	71,298
Hankook Tire Company, Ltd.	23,056	1,141,153
Hankuk Paper Manufacturing
Company, Ltd.	2,119	45,189
Hanshin Construction Company, Ltd.	2,652	50,477
Hansol Holdings Company, Ltd.	20,990	88,495
Hansol HomeDeco Company, Ltd.	32,560	45,864
Hansol Paper Company, Ltd.	6,253	94,252
Hanwha Chemical Corp.	64,406	1,802,223
Hanwha Corp.	24,645	916,320
Hanwha Galleria Timeworld
Company, Ltd. (A)	709	28,793
Hanwha General Insurance
Company, Ltd. (B)	28,986	229,454
Hanwha Investment & Securities
Company, Ltd. (A)	55,115	159,385
Hanwha Life Insurance Company, Ltd.	157,937	931,249
Hanwha Techwin Company, Ltd. (A)	11,824	322,434

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hanyang Securities Company, Ltd.	4,374	$31,494
Harim Company, Ltd. (A)	9,581	31,762
Harim Holdings Company, Ltd.	9,659	34,851
Heung-A Shipping Company, Ltd. (A)	82,056	51,272
Heungkuk Fire & Marine Insurance
Company, Ltd. (A)	10,735	62,259
Hitejinro Holdings Company, Ltd.	4,248	38,754
HMC Investment Securities
Company, Ltd.	9,365	92,910
HS R&A Company, Ltd.	15,740	33,534
Humax Company, Ltd. (A)	9,573	75,903
Huons Global Company, Ltd.	1,206	81,269
Husteel Company, Ltd.	1,272	15,830
Huvis Corp.	7,469	76,756
Hwa Shin Company, Ltd.	8,422	31,431
Hwacheon Machine Tool Company, Ltd.	269	13,362
Hwangkum Steel & Technology
Company, Ltd.	3,827	37,340
HwaSung Industrial Company, Ltd.	4,800	67,630
Hy-Lok Corp.	3,024	64,506
Hyundai BNG Steel Company, Ltd.	5,400	59,072
Hyundai Construction Equipment
Company, Ltd. (A)	2,162	361,973
Hyundai Corp.	3,928	66,506
Hyundai Department Store
Company, Ltd.	8,569	731,431
Hyundai Development Co-Engineering &
Construction	26,678	954,601
Hyundai Electric & Energy System
Company, Ltd. (A)	2,234	173,087
Hyundai Engineering & Construction
Company, Ltd.	48,847	1,970,162
Hyundai Engineering Plastics
Company, Ltd.	6,308	38,633
Hyundai Greenfood Company, Ltd.	15,345	199,682
Hyundai Heavy Industries
Company, Ltd. (A)	17,204	2,247,505
Hyundai Home Shopping Network Corp.	2,047	200,861
Hyundai Hy Communications &
Network Company, Ltd.	20,470	84,123
Hyundai Mipo Dockyard
Company, Ltd. (A)	4,175	393,181
Hyundai Mobis Company, Ltd.	23,101	5,518,138
Hyundai Motor Company	55,857	7,541,056
Hyundai Robotics Company, Ltd. (A)	4,270	1,717,950
Hyundai Rotem Company, Ltd. (A)	5,901	87,203
Hyundai Steel Company	48,457	2,353,974
Hyundai Wia Corp. (B)	5,949	308,364
Iljin Electric Company, Ltd.	8,990	41,317
Iljin Holdings Company, Ltd. (A)	8,578	39,824
Ilshin Spinning Company, Ltd.	712	71,972
Ilsung Pharmaceuticals Company, Ltd.	353	37,813
iMarketKorea, Inc.	8,098	76,359
Industrial Bank of Korea	108,150	1,592,985
Interpark Holdings Corp.	25,354	87,259
INTOPS Company, Ltd.	3,542	33,545
Inzi Controls Company, Ltd.	2,171	14,581
IS Dongseo Company, Ltd.	4,948	141,019
ISU Chemical Company, Ltd. (B)	4,901	55,568
IsuPetasys Company, Ltd.	9,598	34,451
JB Financial Group Company, Ltd.	54,482	312,642
Jeil Savings Bank (A)(D)	1,820	0
Kangnam Jevisco Company, Ltd.	1,330	40,246
KAON Media Company, Ltd.	5,215	49,254
KB Financial Group, Inc.	13,504	783,195
KB Financial Group, Inc., ADR	91,112	5,279,029
KC Green Holdings Company, Ltd.	6,643	32,582
KCC Corp.	2,020	630,530
KCC Engineering & Construction
Company, Ltd.	1,855	13,611
KEC Corp. (B)	37,908	45,959
Keyang Electric Machinery
Company, Ltd.	5,051	19,458
KG Eco Technology Service
Company, Ltd.	13,709	51,785
KGMobilians Company, Ltd.	6,437	56,996
KH Vatec Company, Ltd. (A)(B)	6,230	69,340
Kia Motors Corp.	86,713	2,597,562
KISCO Corp.	2,680	88,850
KISCO Holdings Company, Ltd.	778	47,894
KISWIRE, Ltd.	4,157	119,509
KleanNara Company, Ltd. (A)	4,525	17,471
KMH Company, Ltd. (A)	7,293	73,618
Kodaco Company, Ltd.	12,718	34,375
Kolon Corp.	785	36,760
Kolon Global Corp.	2,757	25,757
Kolon Industries, Inc.	10,254	636,552
Kopla Company, Ltd.	6,174	23,813
Korea Alcohol Industrial Company, Ltd.	5,890	48,973
Korea Cast Iron Pipe Industries
Company, Ltd. (A)	4,106	38,447
Korea Circuit Company, Ltd. (A)	6,559	54,006
Korea Electric Terminal Company, Ltd.	1,496	75,197
Korea Flange Company, Ltd. (A)	2,370	24,398
Korea Investment Holdings
Company, Ltd.	21,739	1,706,439
Korean Air Lines Company, Ltd.	24,747	765,809
Korean Reinsurance Company, Ltd.	45,140	483,700
Kortek Corp.	5,352	70,683
KPX Chemical Company, Ltd.	933	53,267
KSS LINE, Ltd.	7,222	58,444
KT Hitel Company, Ltd. (A)	2,596	14,412
KTB Investment & Securities
Company, Ltd. (A)	21,545	102,232
KTCS Corp.	21,201	43,763
Ktis Corp.	10,123	26,402
Kukdo Chemical Company, Ltd.	1,414	79,562
Kumho Electric Company, Ltd. (A)	1,246	8,647
Kumho Tire Company, Inc. (A)	36,351	122,735
Kumkang Kind Company, Ltd.	1,497	41,002
Kwang Dong Pharmaceutical
Company, Ltd.	3,830	31,873
Kwangju Bank Company, Ltd.	13,655	140,272
Kyeryong Construction
Industrial Company, Ltd. (A)	2,811	48,420
Kyobo Securities Company, Ltd.	9,350	86,019
Kyungbang, Ltd.	5,320	70,188
Kyungchang Industrial Company, Ltd.	2,778	9,101
Kyung-In Synthetic Corp.	4,918	29,257
LF Corp.	11,362	283,331
LG Corp.	25,891	2,125,286
LG Display Company, Ltd.	15,857	386,210
LG Display Company, Ltd., ADR (B)	256,338	3,101,690
LG Electronics, Inc.	42,604	4,395,733
LG Hausys, Ltd.	3,823	277,894
LG International Corp.	13,222	336,719
LG Uplus Corp.	42,637	495,218
LMS Company, Ltd.	2,614	19,784
Lotte Chilsung Beverage Company, Ltd.	111	159,583
Lotte Confectionery Company, Ltd.	121	19,352

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Corp. (A)	7,778	$465,766
LOTTE Fine Chemical Company, Ltd.	3,124	209,847
Lotte Food Company, Ltd.	48	29,409
LOTTE Himart Company, Ltd.	3,540	244,316
Lotte Non-Life Insurance Company, Ltd.	30,709	92,353
Lotte Shopping Company, Ltd.	4,321	953,526
LS Corp.	11,213	780,100
Lumens Company, Ltd. (A)	25,793	90,933
MegaStudy Company, Ltd.	825	25,494
Meritz Securities Company, Ltd.	122,862	495,857
Mi Chang Oil Industrial Company, Ltd.	546	41,771
Mirae Asset Daewoo Company, Ltd.	95,962	840,997
Mirae Asset Life Insurance
Company, Ltd.	46,502	219,105
MK Electron Company, Ltd.	7,860	78,809
MNTech Company, Ltd. (A)	8,763	35,329
Mobase Company, Ltd.	6,270	29,495
Moorim P&P Company, Ltd.	11,015	67,863
Moorim Paper Company, Ltd.	13,820	41,586
Muhak Company, Ltd.	4,734	76,686
Namsun Aluminum Company, Ltd. (A)	19,592	19,088
Namyang Dairy Products Company, Ltd.	211	135,214
Neowiz (A)	7,188	136,418
Nexen Corp.	9,530	63,711
Nexen Tire Corp.	13,165	153,805
NH Investment & Securities
Company, Ltd.	46,437	616,947
NHN Entertainment Corp. (A)	1,627	103,687
Nong Shim Holdings Company, Ltd.	962	89,446
NongShim Company, Ltd.	904	255,098
Noroo Holdings Company, Ltd.	1,638	22,871
NOROO Paint & Coatings
Company, Ltd.	3,102	23,122
OCI Company, Ltd.	6,918	1,035,306
Opto Device Technology Company, Ltd.	2,641	18,567
Pan Ocean Company, Ltd. (A)(B)	106,913	534,356
PaperCorea, Inc. (A)(B)	14,307	18,919
Paru Company, Ltd. (A)	8,628	29,133
Poonglim Industrial
Company, Ltd. (A)(D)	189	32
Poongsan Corp.	12,154	441,842
Poongsan Holdings Corp.	1,404	66,340
POSCO	32,392	10,339,552
POSCO Coated & Color Steel
Company, Ltd.	1,656	41,371
Posco Daewoo Corp.	20,120	437,297
POSCO, ADR	36,621	2,887,566
Power Logics Company, Ltd. (A)	13,310	58,190
Pyeong Hwa Automotive Company, Ltd.	4,945	47,189
RFTech Company, Ltd.	9,738	41,532
S&T Dynamics Company, Ltd. (A)	12,563	92,686
S&T Holdings Company, Ltd.	4,836	62,766
S&T Motiv Company, Ltd.	5,552	205,375
Sajo Industries Company, Ltd.	1,336	86,059
Sam Young Electronics Company, Ltd.	4,313	49,122
SAMHWA Paints Industrial
Company, Ltd.	4,550	29,279
Samick Musical Instruments
Company, Ltd.	28,916	58,076
Samjin LND Company, Ltd. (A)	9,393	23,154
Samkee Automotive Company, Ltd.	7,495	22,095
Sammok S-Form Company, Ltd.	3,036	33,753
SAMPYO Cement Company, Ltd.	14,943	47,903
Samsung C&T Corp.	4,057	525,037
Samsung Card Company, Ltd.	10,778	363,594
Samsung Fire & Marine
Insurance Company, Ltd.	906	228,561
Samsung Heavy Industries
Company, Ltd. (A)(B)	90,149	671,150
Samsung Life Insurance Company, Ltd.	23,522	2,562,060
Samsung SDI Company, Ltd.	822	149,030
Samsung Securities Company, Ltd.	22,396	836,301
Samyang Corp. (B)	1,625	127,406
Samyang Holdings Corp.	2,059	186,987
Samyang Tongsang Company, Ltd.	893	39,280
Sangsin Brake	3,243	23,114
SAVEZONE I&C CORP.	6,270	24,721
SBS Media Holdings Company, Ltd. (A)	23,148	64,033
Seah Besteel Corp.	7,041	175,259
SeAH Holdings Corp.	352	44,853
SeAH Steel Corp.	1,700	133,501
Sebang Company, Ltd.	5,267	67,169
Sebang Global Battery Company, Ltd.	3,884	117,251
Sebo Manufacturing Engineer Corp.	2,638	29,678
Sejong Industrial Company, Ltd.	6,392	49,578
Sekonix Company, Ltd. (A)	4,435	47,639
Seohan Company, Ltd.	34,363	74,497
Seohee Construction Company, Ltd.	65,642	70,572
Seoyon Company, Ltd.	7,014	40,973
Seoyon E-Hwa Company, Ltd.	6,658	53,675
Sewon Precision Industry Company, Ltd.	547	6,855
SG&G Corp. (A)	5,393	12,121
Shinhan Financial Group Company, Ltd.	11,642	496,639
Shinhan Financial Group Company, Ltd.,
ADR (B)	184,219	7,810,902
Shinsegae Engineering & Construction
Company, Ltd.	621	19,125
Shinsegae International, Inc.	704	59,003
Shinsegae, Inc.	4,080	1,340,510
Shinsung Tongsang Company, Ltd. (A)	24,560	27,271
Shinwha Intertek Corp. (A)	16,044	32,966
Shinwon Corp. (A)(B)	10,643	26,030
Shinyoung Securities Company, Ltd. (A)	1,830	97,432
Signetics Corp. (A)	24,925	30,237
Silla Company, Ltd.	1,581	24,953
SIMPAC, Inc.	4,415	17,852
Sindoh Company, Ltd.	1,959	120,515
SK Chemicals Company, Ltd. (A)	3,935	383,938
SK Discovery Company, Ltd. (B)	4,378	168,710
SK Gas, Ltd.	2,606	228,866
SK Innovation Company, Ltd.	35,739	7,103,437
SK Networks Company, Ltd.	63,590	346,994
SKC Company, Ltd.	10,808	390,694
SL Corp.	8,569	168,278
Ssangyong Cement Industrial
Company, Ltd.	16,434	363,246
Ssangyong Motor Company (A)	15,567	72,430
Sun Kwang Company, Ltd.	2,310	40,645
Sunchang Corp. (A)	2,607	17,487
Sung Kwang Bend Company, Ltd.	7,945	88,116
Sungchang Enterprise Holdings, Ltd. (A)	9,150	23,016
Sungdo Engineering & Construction
Company, Ltd.	3,604	27,896
Sungshin Cement Company, Ltd. (A)	9,269	48,314
Sungwoo Hitech Company, Ltd.	19,817	117,587
Taekwang Industrial Company, Ltd.	237	280,503
Taewoong Company, Ltd. (A)	5,167	93,747
Taeyoung Engineering & Construction
Company, Ltd.	26,384	262,213
Tailim Packaging Company, Ltd.	9,651	26,712

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
TBH Global Company, Ltd. (A)	7,740	$49,664
The LEADCORP, Inc.	9,683	55,862
The WillBes & Company (A)	21,723	35,265
Thinkware Systems Corp. (A)	2,827	32,324
TK Chemical Corp. (A)	21,204	39,437
TK Corp.	8,542	103,965
Tong Yang Moolsan Company, Ltd.	15,100	29,498
Tongyang Life Insurance Company, Ltd.	24,521	170,549
Tongyang, Inc.	19,311	33,018
Top Engineering Company, Ltd.	5,334	29,582
Tovis Company, Ltd.	8,841	66,170
TS Corp.	1,935	40,783
Ubiquoss Holdings, Inc. (A)	4,254	24,531
Ubiquoss, Inc.	535	11,216
UIL Company, Ltd.	5,278	31,377
Uju Electronics Company, Ltd.	3,028	36,917
Unid Company, Ltd.	2,769	131,433
Visang Education, Inc.	3,884	37,003
Wonik Holdings Company, Ltd. (A)	11,619	81,726
Woongjin Company, Ltd. (A)	25,720	70,034
Woongjin Thinkbig Company, Ltd.	6,988	43,962
Woori Bank	157,431	2,140,618
Woori Bank, ADR (B)	83	3,434
Woorison F&G Company, Ltd. (A)	14,464	32,369
Yoosung Enterprise Company, Ltd.	6,386	20,142
YooSung T&S Company, Ltd.	6,997	21,666
Young Poong Corp.	143	122,968
Youngone Corp.	10,160	260,733
Youngone Holdings Company, Ltd.	1,950	100,427
Yuanta Securities Korea
Company, Ltd. (A)	12,273	52,416
Zeus Company, Ltd.	2,998	44,323
		134,216,287
Taiwan – 16.1%
Ability Enterprise Company, Ltd.	135,979	91,479
AcBel Polytech, Inc.	102,000	72,431
Acer, Inc. (A)	1,055,452	888,077
ACES Electronic Company, Ltd.	54,000	50,903
Advanced International Multitech
Company, Ltd.	51,000	79,450
Advancetek Enterprise Company, Ltd.	57,186	38,964
AGV Products Corp. (A)	244,716	62,680
Airmate Cayman International
Company, Ltd.	28,000	22,992
ALI Corp. (A)	19,000	10,024
Alpha Networks, Inc.	135,500	109,468
Altek Corp.	102,104	104,259
Ampire Company, Ltd.	45,000	27,590
AmTRAN Technology Company, Ltd.	106,185	51,986
Apacer Technology, Inc.	34,000	47,652
APCB, Inc.	61,000	54,571
Apex International Company, Ltd.	50,790	33,257
Apex Science & Engineering	43,472	12,077
Arcadyan Technology Corp.	63,000	116,787
Asia Cement Corp.	823,805	800,116
Asia Pacific Telecom Company, Ltd. (A)	781,000	245,502
Asia Polymer Corp.	146,031	90,329
Asia Tech Image, Inc.	20,000	33,735
Asia Vital Components Company, Ltd.	148,328	149,615
Asustek Computer, Inc.	245,000	2,298,611
AU Optronics Corp.	426,000	197,512
AU Optronics Corp., ADR (B)	494,240	2,258,677
Audix Corp.	31,000	46,362
Aurona Industries, Inc.	15,000	13,561
Avermedia Technologies, Inc. (A)	62,000	28,006
Avision, Inc. (A)	98,751	23,497
AVY Precision Technology, Inc.	32,786	57,202
Bank of Kaohsiung Company, Ltd.	258,833	82,901
BenQ Materials Corp. (A)	25,000	16,906
BES Engineering Corp.	370,700	102,524
Biostar Microtech International Corp.	67,000	55,001
Bright Led Electronics Corp.	55,000	33,299
Cameo Communications, Inc.	91,944	25,455
Capital Securities Corp.	919,069	354,148
Career Technology MFG. Company, Ltd.	67,000	97,231
Carnival Industrial Corp. (A)	131,000	20,563
Casetek Holdings, Ltd.	84,317	250,335
Cathay Financial Holding Company, Ltd.	2,789,000	5,001,132
Cathay Real Estate Development
Company, Ltd.	317,400	169,338
Chain Chon Industrial Company, Ltd.	35,000	17,472
ChainQui Construction Development
Company, Ltd.	17,000	15,914
Champion Building Materials
Company, Ltd. (A)	120,132	34,369
Chang Hwa Commercial Bank, Ltd.	2,552,656	1,483,158
Chang Wah Electromaterials, Inc.	16,000	82,691
Chant Sincere Company, Ltd.	25,000	24,582
CHC Healthcare Group	29,000	34,446
Chen Full International Company, Ltd.	42,000	65,037
Cheng Loong Corp.	416,320	233,242
Cheng Uei Precision Industry
Company, Ltd.	218,629	309,147
Chenming Mold Industry Corp.	47,000	33,006
Chia Chang Company, Ltd.	33,000	26,248
Chia Hsin Cement Corp.	172,773	67,001
Chien Kuo Construction Company, Ltd.	72,000	27,421
Chimei Materials Technology Corp. (A)	122,000	46,835
China Airlines, Ltd. (A)	1,546,910	569,047
China Bills Finance Corp.	372,000	191,747
China Chemical & Pharmaceutical
Company, Ltd.	143,000	97,348
China Development Financial
Holding Corp.	4,123,208	1,467,513
China Electric Manufacturing Corp. (A)	93,000	34,000
China Life Insurance Company, Ltd.	715,475	746,317
China Man-Made Fiber Corp. (A)	342,800	112,621
China Metal Products Company, Ltd.	138,513	137,589
China Motor Corp.	222,125	210,222
China Petrochemical Development
Corp. (A)	867,550	377,430
China Steel Corp.	6,066,180	4,844,472
China Steel Structure Company, Ltd.	50,000	40,764
China Synthetic Rubber Corp.	266,405	443,512
China Wire & Cable Company, Ltd.	51,380	47,196
Chinese Maritime Transport, Ltd.	59,330	59,640
Chin-Poon Industrial Company, Ltd.	174,571	314,971
Chipbond Technology Corp.	225,000	535,042
ChipMOS TECHNOLOGIES, INC.	115,000	91,769
Chong Hong Construction
Company, Ltd.	7,000	20,397
Chun YU Works & Company, Ltd.	97,000	61,204
Chun Yuan Steel	234,874	90,886
Chung Hung Steel Corp. (A)	67,625	27,132
Chung Hwa Pulp Corp.	252,977	100,095
Chung-Hsin Electric & Machinery
Manufacturing Corp.	209,500	155,983
Chunghwa Picture Tubes, Ltd. (A)	1,694,429	135,795
Clevo Company	198,000	202,414
CMC Magnetics Corp. (A)	880,443	139,441

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
CoAsia Microelectronics Corp. (A)	46,764	$21,505
Collins Company, Ltd.	26,626	9,971
Compal Electronics, Inc.	2,274,000	1,561,420
Continental Holdings Corp.	207,050	115,482
Contrel Technology Company, Ltd.	43,000	22,257
Coretronic Corp.	243,000	363,731
Coxon Precise Industrial
Company, Ltd. (A)	59,000	60,288
Creative Sensor, Inc.	45,000	42,081
CSBC Corp. Taiwan (A)	147,100	89,979
CTBC Financial Holding Company, Ltd.	7,474,348	5,400,872
CviLux Corp.	40,960	41,038
Cyberlink Corp.	23,000	49,118
CyberTAN Technology, Inc.	35,000	22,477
DA CIN Construction Company, Ltd.	62,000	42,992
Da-Li Development Company, Ltd.	20,000	24,326
Danen Technology Corp. (A)	94,000	20,423
Darfon Electronics Corp.	122,850	131,163
Delpha Construction Company, Ltd.	30,261	15,411
Depo Auto Parts Industrial
Company, Ltd.	43,000	124,814
D-Link Corp. (A)	235,511	93,812
Dynamic Electronics Company, Ltd. (A)	159,762	55,182
Dynapack International
Technology Corp.	67,000	96,805
E.Sun Financial Holding Company, Ltd.	3,420,730	2,311,849
Edimax Technology Company, Ltd.	102,404	31,373
Edison Opto Corp. (A)	62,000	33,838
Edom Technology Company, Ltd.	72,000	45,755
Elite Semiconductor Memory
Technology, Inc.	39,000	60,194
Elitegroup Computer Systems
Company, Ltd. (A)	159,104	94,982
Emerging Display Technologies Corp.	32,000	11,013
ENG Electric Company, Ltd.	52,738	12,502
EnTie Commercial Bank Company, Ltd.	106,000	49,058
Epistar Corp.	455,312	661,640
Eson Precision Ind Company, Ltd.	34,000	43,852
Eva Airways Corp.	1,205,005	621,482
Everest Textile Company, Ltd.	152,120	68,114
Evergreen International Storage &
Transport Corp.	311,600	140,464
Evergreen Marine Corp. Taiwan, Ltd. (A)	903,429	471,794
Everlight Chemical Industrial Corp.	68,250	41,594
Everlight Electronics Company, Ltd.	194,000	299,972
Excel Cell Electronic Company, Ltd.	33,000	25,821
Excelsior Medical Company, Ltd.	46,695	77,692
Far Eastern Department Stores, Ltd.	495,720	277,391
Far Eastern International Bank	1,247,895	419,906
Far Eastern New Century Corp.	1,712,249	1,553,298
Farglory F T Z Investment Holding
Company, Ltd. (A)	45,000	29,304
Farglory Land Development
Company, Ltd.	153,530	173,478
Federal Corp.	214,847	93,969
First Copper Technology
Company, Ltd. (A)	81,000	31,492
First Financial Holding Company, Ltd.	3,726,705	2,599,244
First Steamship Company, Ltd. (A)	365,807	106,882
Formosa Advanced Technologies
Company, Ltd.	80,000	91,234
Formosa Chemicals & Fibre Corp.	84,000	317,166
Formosa Laboratories, Inc.	26,000	56,735
Formosa Taffeta Company, Ltd.	261,000	289,404
Formosan Rubber Group, Inc.	187,020	96,607
Formosan Union Chemical	195,013	126,651
Fortune Electric Company, Ltd.	35,000	30,683
Founding Construction & Development
Company, Ltd.	109,566	60,283
Foxconn Technology Company, Ltd.	316,626	853,830
Foxlink Image Technology
Company, Ltd.	67,000	52,050
Froch Enterprise Company, Ltd.	84,060	46,039
FSP Technology, Inc.	41,227	34,683
Fubon Financial Holding Company, Ltd.	3,527,417	6,111,257
Fullerton Technology Company, Ltd.	49,460	41,465
Fulltech Fiber Glass Corp.	149,616	98,721
Fwusow Industry Company, Ltd.	55,995	35,668
G Shank Enterprise Company, Ltd.	40,535	35,682
Gallant Precision Machining
Company, Ltd.	66,000	48,030
Gemtek Technology Corp.	165,697	155,592
Getac Technology Corp.	78,000	112,870
Giantplus Technology Company, Ltd.	98,000	62,102
Gigabyte Technology Company, Ltd.	185,000	436,925
Gigastorage Corp. (A)	106,000	54,967
Gintech Energy Corp. (A)	194,670	106,593
Global Brands Manufacture, Ltd.	171,806	74,833
Global Lighting Technologies, Inc.	38,000	50,811
Globe Union Industrial Corp.	128,750	91,314
Gloria Material Technology Corp.	294,684	201,137
Gold Circuit Electronics, Ltd. (A)	213,204	72,613
Goldsun Building Materials
Company, Ltd. (A)	395,714	128,144
Grand Fortune Securities Company, Ltd.	35,000	18,194
Grand Ocean Retail Group, Ltd.	18,000	14,235
Grand Pacific Petrochemical	460,000	486,078
Great China Metal Industry	17,000	15,425
Great Wall Enterprise Company, Ltd.	213,400	254,858
Green Energy Technology, Inc. (A)	36,194	19,202
Hannstar Board Corp.	128,759	79,476
HannStar Display Corp.	1,497,842	523,139
HannsTouch Solution, Inc. (A)	226,000	62,365
Hanpin Electron Company, Ltd.	18,000	16,952
Harvatek Corp. (A)	74,836	54,275
Hey Song Corp.	136,000	145,361
Highwealth Construction Corp.	164,000	254,476
Hitron Technology, Inc.	103,000	77,071
Ho Tung Chemical Corp. (A)	495,399	145,362
Hocheng Corp. (A)	86,500	28,350
Hon Hai Precision Industry
Company, Ltd.	2,244,310	6,999,938
Hong Pu Real Estate Development
Company, Ltd.	101,000	74,688
Hong TAI Electric Industrial	72,000	28,631
Hong YI Fiber Industry Company	67,000	49,510
Horizon Securities Company, Ltd. (A)	156,000	41,403
Hsin Kuang Steel Company, Ltd.	107,085	124,687
HTC Corp. (A)	174,000	399,909
HUA ENG Wire & Cable Company, Ltd.	175,000	71,622
Hua Nan Financial Holdings
Company, Ltd.	2,765,897	1,667,700
Huaku Development Company, Ltd.	114,000	282,776
Huang Hsiang Construction
Company, Corp.	35,000	35,442
Hung Ching Development &
Construction Company, Ltd.	31,000	31,342
Hung Sheng Construction, Ltd.	243,200	255,461
Hwa Fong Rubber Industrial
Company, Ltd.	59,160	30,426

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ichia Technologies, Inc. (A)	117,180	$67,972
I-Chiun Precision Industry
Company, Ltd. (A)	98,000	34,528
Infortrend Technology, Inc.	94,000	43,077
Innolux Corp.	5,247,561	2,319,350
Inpaq Technology Company, Ltd.	31,000	29,884
Inventec Corp.	1,223,000	977,968
ITE Technology, Inc.	12,000	15,921
Jarllytec Company, Ltd.	23,000	42,410
Jess-Link Products Company, Ltd.	58,750	59,444
Jih Sun Financial Holdings
Company, Ltd.	820,946	239,261
Jinli Group Holdings, Ltd.	58,840	43,954
Johnson Health Tech Company, Ltd.	42,000	47,353
K Laser Technology, Inc.	55,214	31,401
Kaulin Manufacturing Company, Ltd.	29,000	22,453
KEE TAI Properties Company, Ltd.	129,000	45,502
Kenmec Mechanical Engineering
Company, Ltd. (A)	44,000	16,610
Kindom Construction Corp.	203,000	144,004
King Chou Marine Technology
Company, Ltd.	31,260	35,645
King Yuan Electronics Company, Ltd.	618,796	649,526
King’s Town Bank Company, Ltd.	487,000	619,859
King’s Town Construction
Company, Ltd. (A)	15,300	11,689
Kinko Optical Company, Ltd.	20,000	25,154
Kinpo Electronics, Inc.	689,269	245,284
Kinsus Interconnect Technology Corp.	140,000	271,485
Kung Sing Engineering Corp.	120,000	63,383
Kuo Toong International
Company, Ltd. (A)	80,897	51,625
Kuoyang Construction
Company, Ltd. (A)	69,335	39,544
Kwong Fong Industries Corp.	47,878	27,327
Kwong Lung Enterprise Company, Ltd.	10,000	16,490
KYE Systems Corp.	99,651	36,228
L&K Engineering Company, Ltd.	74,000	89,909
LAN FA Textile (A)	34,863	10,095
LCY Chemical Corp.	192,000	294,036
Leader Electronics, Inc.	51,000	15,117
Lealea Enterprise Company, Ltd. (A)	334,124	125,995
LEE CHI Enterprises Company, Ltd.	78,000	28,987
LES Enphants Company, Ltd. (A)	64,000	26,971
Lextar Electronics Corp. (A)	146,000	105,494
Li Peng Enterprise Company, Ltd. (A)	363,030	97,635
Lien Hwa Industrial Corp.	65,861	85,001
Lingsen Precision Industries, Ltd.	206,481	94,732
Lite-On Semiconductor Corp.	98,693	144,477
Lite-On Technology Corp.	1,168,841	1,644,129
Long Bon International Company, Ltd.	86,000	41,801
Long Chen Paper Company, Ltd.	269,884	306,500
Lucky Cement Corp.	141,000	38,769
Lumax International Corp., Ltd.	18,000	35,696
Macroblock, Inc.	10,000	28,968
Marketech International Corp.	67,000	110,096
Masterlink Securities Corp.	592,128	188,789
MediaTek, Inc.	16,000	184,100
Mega Financial Holding Company, Ltd.	4,141,472	3,581,860
Meiloon Industrial Company, Ltd. (A)	15,520	16,190
Mercuries & Associates Holding, Ltd.	131,916	114,256
Mercuries Life Insurance
Company, Ltd. (A)	422,415	225,872
MIN AIK Technology Company, Ltd.	48,000	38,714
Mitac Holdings Corp.	343,109	397,787
Motech Industries, Inc. (A)	172,181	135,636
MPI Corp.	27,000	56,426
Nan Ya Printed Circuit Board Corp. (A)	87,000	107,655
Nang Kuang Pharmaceutical
Company, Ltd.	15,000	19,598
Nantex Industry Company, Ltd.	104,253	84,212
Neo Solar Power Corp. (A)	128,000	57,481
Nien Hsing Textile Company, Ltd.	78,310	68,089
Nishoku Technology, Inc.	16,000	44,754
Ocean Plastics Company, Ltd. (A)	26,000	24,132
OptoTech Corp.	244,517	195,533
Orient Semiconductor
Electronics, Ltd. (A)	278,000	82,391
Pacific Construction Company	89,289	36,919
Pan Jit International, Inc.	115,000	193,494
Pan-International Industrial Corp.	190,481	147,011
Paragon Technologies Company, Ltd. (A)	28,904	28,085
Pegatron Corp.	1,071,660	2,697,270
Phihong Technology Company, Ltd. (A)	147,274	59,660
Plastron Precision Company, Ltd.	31,000	21,291
Pou Chen Corp.	708,348	945,890
President Securities Corp. (A)	466,845	237,183
Prime Electronics & Satellitics, Inc. (A)	50,000	14,327
Prince Housing & Development Corp.	521,555	212,922
Prodisc Technology, Inc. (A)(D)	762,000	0
Promate Electronic Company, Ltd.	45,000	44,285
Promise Technology, Inc. (A)	44,000	14,787
Qisda Corp.	847,280	634,417
Qualipoly Chemical Corp.	42,332	48,926
Quanta Storage, Inc.	82,000	79,477
Quintain Steel Company, Ltd.	113,111	42,501
Radiant Opto-Electronics Corp.	228,000	565,521
Radium Life Tech Company, Ltd. (A)	371,335	146,361
Rich Development Company, Ltd.	273,000	99,967
Ritek Corp. (A)	944,353	176,924
Ruentex Development
Company, Ltd. (A)	340,938	404,157
Sampo Corp.	224,338	107,834
San Far Property, Ltd. (A)	55,000	24,339
Sanyang Motor Company, Ltd.	150,000	111,107
SCI Pharmtech, Inc.	11,000	25,420
Sesoda Corp.	85,842	88,495
Shan-Loong Transportation
Company, Ltd.	34,000	39,040
Sharehope Medicine Company, Ltd.	20,776	25,292
Sheng Yu Steel Company, Ltd.	59,000	55,529
ShenMao Technology, Inc.	27,000	23,447
Shih Her Technologies, Inc.	22,000	28,142
Shih Wei Navigation Company, Ltd. (A)	102,740	25,806
Shihlin Electric & Engineering Corp.	31,000	44,112
Shin Kong Financial Holding
Company, Ltd.	3,027,170	1,160,174
Shin Zu Shing Company, Ltd.	81,000	255,195
Shining Building Business
Company, Ltd. (A)	51,975	19,066
Shinkong Insurance Company, Ltd.	116,000	121,952
Shinkong Synthetic Fibers Corp.	580,239	192,650
Sigurd Microelectronics Corp.	182,293	230,583
Silicon Integrated Systems Corp. (A)	195,770	66,886
Simplo Technology Company, Ltd.	26,200	167,794
Sincere Navigation Corp.	157,000	95,946
Sinher Technology, Inc.	21,000	36,954
Sino-American Silicon Products, Inc. (A)	29,000	108,646
Sinon Corp.	195,650	115,504

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
SinoPac Financial Holdings
Company, Ltd.	3,982,952	$1,416,400
Sinphar Pharmaceutical Company, Ltd.	42,680	34,949
Sirtec International Company, Ltd.	56,000	77,244
Siward Crystal Technology
Company, Ltd.	97,213	67,518
Solartech Energy Corp. (A)	149,624	70,635
Solomon Technology Corp.	47,000	36,777
Southeast Cement Company, Ltd.	35,000	16,847
Spirox Corp.	35,681	36,663
Standard Chemical & Pharmaceutical
Company, Ltd.	20,000	24,200
Stark Technology, Inc.	16,000	20,169
Sunplus Technology Company, Ltd.	230,000	126,668
Sunrex Technology Corp.	43,234	24,921
Sunspring Metal Corp.	49,000	59,781
Sweeten Real Estate Development
Company, Ltd.	34,973	21,610
Syncmold Enterprise Corp.	12,000	28,158
Synnex Technology International Corp.	372,550	560,670
Systex Corp.	91,000	199,644
T3EX Global Holdings Corp.	47,000	41,131
TA Chen Stainless Pipe	164,667	159,398
Ta Ya Electric Wire & Cable (A)	269,436	140,745
TA-I Technology Company, Ltd.	52,772	60,831
Tai Tung Communication Company, Ltd.	37,000	23,854
Taichung Commercial Bank
Company, Ltd.	1,179,392	413,735
Taiflex Scientific Company, Ltd.	87,100	129,353
Tainan Enterprises Company, Ltd.	60,250	48,444
Tainan Spinning Company, Ltd.	644,638	290,686
Tainergy Tech Company, Ltd. (A)	40,000	14,272
Taishin Financial Holding Company, Ltd.	3,011,128	1,487,158
Taita Chemical Company, Ltd. (A)	61,000	24,309
Taiwan Business Bank	1,727,352	517,253
Taiwan Cement Corp.	1,693,983	2,136,972
Taiwan Chinsan Electronic Industrial
Company, Ltd.	14,000	31,760
Taiwan Cogeneration Corp.	125,434	116,642
Taiwan Cooperative Financial Holding
Company, Ltd.	2,529,106	1,495,217
Taiwan Fertilizer Company, Ltd.	272,000	362,068
Taiwan Fire & Marine Insurance
Company, Ltd.	59,000	41,836
Taiwan FU Hsing Industrial
Company, Ltd.	60,000	75,886
Taiwan Glass Industry Corp.	491,319	291,524
Taiwan Hon Chuan Enterprise
Company, Ltd.	135,000	260,430
Taiwan Hopax Chemicals Manufacturing
Company, Ltd.	80,200	51,809
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan Land Development Corp. (A)	312,348	103,111
Taiwan Mask Corp. (A)	73,150	45,980
Taiwan Navigation Company, Ltd. (A)	93,000	48,213
Taiwan PCB Techvest Company, Ltd.	124,000	125,738
Taiwan Shin Kong Security
Company, Ltd.	21,000	27,946
Taiwan Surface Mounting
Technology Corp.	128,225	123,901
Taiwan TEA Corp.	175,000	88,728
Taiyen Biotech Company, Ltd.	63,137	61,208
Tatung Company, Ltd. (A)	866,200	636,261
Te Chang Construction Company, Ltd.	12,716	8,832
Teco Electric & Machinery
Company, Ltd.	766,000	637,589
Test Rite International Company, Ltd.	86,000	69,324
Tex-Ray Industrial Company, Ltd. (A)	16,800	6,942
The Ambassador Hotel	54,000	43,112
The First Insurance Company, Ltd.	104,475	49,716
Thye Ming Industrial Company, Ltd.	44,000	60,979
Ton Yi Industrial Corp.	373,000	166,729
Tong Yang Industry Company, Ltd.	61,627	111,431
Tong-Tai Machine & Tool
Company, Ltd.	104,588	70,438
Topoint Technology Company, Ltd.	70,212	49,686
TPK Holding Company, Ltd.	183,000	462,180
Tripod Technology Corp.	69,000	234,032
Tsann Kuen Enterprise Company, Ltd.	17,000	14,168
TSEC Corp. (A)	51,404	16,179
Tung Ho Steel Enterprise Corp.	304,000	257,231
TXC Corp.	149,000	201,292
TYC Brother Industrial Company, Ltd.	61,511	65,519
Tycoons Group Enterprise
Company, Ltd. (A)	14,768	3,345
Tyntek Corp.	157,361	90,364
UDE Corp.	30,000	44,534
U-Ming Marine Transport Corp.	197,000	237,220
Unimicron Technology Corp.	780,000	511,588
Union Bank of Taiwan	578,834	188,996
Unitech Printed Circuit Board Corp. (A)	260,975	184,593
United Microelectronics Corp.	7,234,794	3,812,759
United Radiant Technology	20,000	12,000
Unity Opto Technology
Company, Ltd. (A)	85,000	28,519
Universal Cement Corp.	147,483	112,358
Unizyx Holding Corp.	154,000	75,093
UPC Technology Corp.	416,309	270,570
USI Corp.	408,820	205,013
Ve Wong Corp.	61,993	56,017
Victory New Materials, Ltd. Company	41,400	65,936
Wah Lee Industrial Corp.	89,000	178,523
Walsin Lihwa Corp.	995,000	613,524
Walton Advanced Engineering, Inc.	112,584	56,398
Wan Hai Lines, Ltd.	303,050	187,702
Waterland Financial Holdings
Company, Ltd.	987,846	346,380
Weikeng Industrial Company, Ltd.	91,000	68,940
Well Shin Technology Company, Ltd.	30,000	55,097
Winbond Electronics Corp.	1,255,793	855,784
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines
Company, Ltd. (A)	146,274	139,700
Wistron Corp.	1,451,655	1,255,804
WPG Holdings, Ltd.	620,000	807,242
WT Microelectronics Company, Ltd.	177,174	287,732
WUS Printed Circuit Company, Ltd. (A)	114,750	67,304
Xxentria Technology Materials Corp.	41,000	90,877
Yang Ming Marine Transport Corp. (A)	245,534	88,383
YC Company, Ltd.	220,342	104,537
YC INOX Company, Ltd.	128,800	115,193
Yeong Guan Energy Technology Group
Company, Ltd.	46,000	136,577
YFY, Inc. (A)	712,202	319,174
Yi Jinn Industrial Company, Ltd.	110,613	53,199
Yieh Phui Enterprise Company, Ltd.	648,620	242,079
Youngtek Electronics Corp.	48,000	98,081
Yuanta Financial Holdings
Company, Ltd.	3,759,319	1,734,741

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Yulon Motor Company, Ltd.	408,000	$317,155
Yungshin Construction & Development
Company, Ltd.	36,000	41,261
Zenitron Corp.	114,000	90,050
Zero One Technology Company, Ltd.	44,000	32,172
Zhen Ding Technology Holding, Ltd.	96,000	231,984
Zig Sheng Industrial Company, Ltd.	239,908	89,107
Zinwell Corp.	84,000	79,330
ZongTai Real Estate Development
Company, Ltd.	102,711	79,085
		123,967,018
Thailand – 3.0%
AAPICO Hitech PCL	144,720	159,260
AJ Plast PCL	43,100	20,055
Amata Corp. PCL	62,800	40,837
AP Thailand PCL	571,070	144,511
Asia Aviation PCL, NVDR	700,700	114,247
Bangchak Corp. PCL	182,800	215,580
Bangkok Airways PCL	163,500	74,734
Bangkok Bank PCL	25,300	173,875
Bangkok Bank PCL, NVDR	25,700	163,276
Bangkok Insurance PCL	4,550	52,815
Bangkok Land PCL	2,838,700	167,036
Banpu PCL	805,200	512,989
Better World Green PCL	314,400	14,412
Cal-Comp Electronics Thailand PCL	997,998	65,251
Charoen Pokphand Foods PCL	1,178,700	953,332
Energy Earth PCL (A)(D)	117,600	5,491
G J Steel PCL (A)	1,383,475	15,529
GFPT PCL	76,700	32,963
Golden Land Property Development PCL	342,300	103,853
Hana Microelectronics PCL	62,000	64,532
IRPC PCL	1,293,900	300,810
Italian-Thai Development PCL (A)	192,700	19,121
Kang Yong Electric PCL	1,500	20,540
Kasikornbank PCL, NVDR	193,900	1,319,517
Khon Kaen Sugar Industry PCL	535,600	63,453
Kiatnakin Bank PCL	38,300	88,371
Krung Thai Bank PCL	1,300,000	792,511
LH Financial Group PCL (B)	2,100,600	109,625
LPN Development PCL	213,500	70,488
MBK PCL	197,500	141,889
MCOT PCL (A)	42,500	14,173
Millcon Steel PCL (A)	313,300	16,669
Padaeng Industry PCL	40,100	35,442
Polyplex Thailand PCL	159,600	84,359
Precious Shipping PCL (A)	276,500	103,933
Property Perfect PCL	1,534,900	41,187
Pruksa Holding PCL	129,000	89,678
PTT Exploration & Production PCL	744,900	2,746,884
PTT Global Chemical PCL	735,200	2,234,810
PTT PCL	466,100	8,208,987
Quality Houses PCL	1,135,400	106,162
Rojana Industrial Park PCL	312,000	64,983
Saha-Union PCL	57,800	82,900
Sansiri PCL	3,092,966	164,899
SC Asset Corp. PCL	920,096	108,886
Siam Future Development PCL	190,891	54,985
Somboon Advance Technology PCL	104,100	69,095
Sri Trang Agro-Industry PCL	47,520	16,789
Srithai Superware PCL	283,000	12,947
Star Petroleum Refining PCL	54,800	28,649
STP & I PCL (A)(B)	39,100	5,756
Supalai PCL (A)	22,300	15,654
SVI PCL (B)	164,700	23,001
Tata Steel Thailand PCL (A)	2,324,600	61,753
Thai Airways International PCL (A)	338,900	166,232
Thai Oil PCL	245,700	716,168
Thai Stanley Electric PCL	700	5,168
Thaicom PCL	228,900	87,078
Thanachart Capital PCL	203,900	340,050
The Siam Commercial Bank PCL	169,900	781,140
Thitikorn PCL	59,000	25,761
Thoresen Thai Agencies PCL	221,500	56,820
TICON Industrial Connection PCL	25,000	14,173
TMB Bank PCL	4,000,400	323,242
TPI Polene PCL (B)	2,469,300	135,100
True Corp. PCL	1,088,600	242,383
Univentures PCL	120,300	36,127
Vinythai PCL	111,300	118,800
		23,461,726
Turkey – 1.4%
Akbank Turk AS	750,882	1,825,797
Akenerji Elektrik Uretim AS (A)(B)	69,144	16,907
Albaraka Turk Katilim Bankasi AS	131,180	52,452
Anadolu Anonim Turk Sigorta Sirketi	47,448	49,830
Anadolu Cam Sanayii AS	78,307	68,123
Bagfas Bandirma Gubre Fabrikalari
AS (A)(B)	11,173	26,592
Borusan Mannesmann Boru Sanayi ve
Ticaret AS	21,523	66,678
Dogan Sirketler Grubu Holding
AS (A)(B)	783,433	264,720
Eczacibasi Yatirim Holding Ortakligi AS	11,996	30,410
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	63,949	71,564
Enka Insaat ve Sanayi AS	90,626	124,539
Global Yatirim Holding AS (A)	27,297	26,879
Goldas Kuyumculuk Sanayi Ithalat ve
Bagli Ortakliklari (A)(D)	54,846	2,919
Ihlas Holding AS (A)	481,506	61,125
Ipek Dogal Enerji Kaynaklari Arastirma
ve Uretim AS (A)(B)	52,948	70,382
Is Finansal Kiralama AS (A)	32,658	16,960
NET Holding AS (A)	40,130	22,824
Pinar Entegre Et ve Un Sanayi AS	7,519	18,858
Selcuk Ecza Deposu Ticaret ve
Sanayi AS	62,919	59,522
Trakya Cam Sanayii AS	250,416	325,074
Turcas Petrol AS	56,959	35,471
Turk Hava Yollari AO (A)	332,752	1,645,574
Turkiye Garanti Bankasi AS	661,923	1,835,401
Turkiye Halk Bankasi AS	258,435	595,764
Turkiye Is Bankasi AS, Class C	844,325	1,533,524
Turkiye Sinai Kalkinma Bankasi AS	530,865	205,248
Turkiye Sise ve Cam Fabrikalari AS	320,251	421,367
Turkiye Vakiflar Bankasi TAO, Class D	405,879	672,101
Uzel Makina Sanayii AS (A)(D)	22,930	0
Yapi ve Kredi Bankasi AS (A)	282,798	320,147
		10,466,752
Ukraine – 0.0%
Kernel Holding SA	15,457	226,533
TOTAL COMMON STOCKS (Cost $649,380,443)		$748,467,042

PREFERRED SECURITIES – 1.9%
Brazil – 1.8%
Banco ABC Brasil SA	48,999	269,376
Banco do Estado do Rio Grande do Sul
SA, B Shares	96,900	594,940

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Cia Ferro Ligas da Bahia	30,124	$193,530
Gerdau SA	111,334	522,703
Grazziotin SA	2,800	22,687
Marcopolo SA	111,600	131,833
Petroleo Brasileiro SA (A)	1,734,907	11,250,923
Randon SA Implementos e Participacoes	37,900	99,071
Unipar Carbocloro SA	31,481	275,195
Usinas Siderurgicas de Minas Gerais SA,
A Shares (A)	203,000	671,450
		14,031,708
Colombia – 0.1%
Grupo Argos SA	38,640	226,801
Grupo de Inversiones Suramericana SA	33,973	432,861
		659,662
Malaysia – 0.0%
SP Setia BHD Group (5.930% to
12-29-22, then 6.930% thereafter) (A)	58,998	13,423
Panama – 0.0%
Avianca Holdings SA	130,887	140,066
South Korea – 0.0%
Mirae Asset Daewoo Company, Ltd. (A)	21,107	89,208
TOTAL PREFERRED SECURITIES (Cost $12,009,351)		$14,934,067

RIGHTS – 0.0%
Mitrajaya Holdings BHD (Expiration
Date: 4-11-18; Strike Price: MYR
0.59) (A)	25,920	2,479
Samsung Heavy Industries
Company, Ltd. (Expiration
Date: 4-16-18; Strike Price: KRW
5,870) (A)(B)	47,531	92,529
TOTAL RIGHTS (Cost $0)		$95,008

WARRANTS – 0.0%
Medco Energi Internasional Tbk PT
(Expiration Date: 12-14-20; Strike
Price: IDR 625.00) (A)	983,733	45,016
Sunway BHD (Expiration Date: 10-3-24;
Strike Price: MYR 1.86) (A)	69,277	$7,343
TOTAL WARRANTS (Cost $0)		$52,359

SECURITIES LENDING COLLATERAL – 2.8%
John Hancock Collateral Trust,
1.8276% (E)(F)	2,160,461	21,608,494
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,612,601)		$21,608,494
Total Investments (Emerging Markets Value Trust)
(Cost $683,002,395) – 101.7%		$785,156,970
Other assets and liabilities, net – (1.7%)		(13,298,979)
TOTAL NET ASSETS – 100.0%		$771,857,991

Currency Abbreviations

IDR	Indonesian Rupiah
KRW	Korean Won
MYR	Malaysian Ringgit

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $21,383,898.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI Emerging Markets Index Futures	65	Long	Jun 2018	$3,937,725	$3,860,350	$(77,375)
						$(77,375)

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Equity Income Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.8%
Consumer discretionary – 7.0%
Auto components – 0.5%
Adient PLC	149,393	$8,927,726
Automobiles – 0.1%
Ford Motor Company	194,800	2,158,384
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	243,600	17,514,840
Leisure products – 0.4%
Mattel, Inc. (A)	581,375	7,645,081
Media – 3.9%
Comcast Corp., Class A	494,533	16,898,193
News Corp., Class A	879,500	13,896,100
The Walt Disney Company	52,100	5,232,924
Twenty-First Century Fox, Inc., Class B	845,400	30,747,198
		66,774,415

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail – 0.7%
Kohl’s Corp.	193,500	$12,676,185
Specialty retail – 0.4%
L Brands, Inc.	155,800	5,953,118
		121,649,749
Consumer staples – 8.0%
Beverages – 0.9%
Diageo PLC	28,701	970,659
PepsiCo, Inc.	137,800	15,040,870
		16,011,529
Food and staples retailing – 1.8%
CVS Health Corp.	193,477	12,036,204
Walmart, Inc.	203,700	18,123,189
		30,159,393
Food products – 2.6%
Archer-Daniels-Midland Company	359,200	15,578,504
Kellogg Company	108,100	7,027,581
Tyson Foods, Inc., Class A	307,800	22,527,882
		45,133,967
Household products – 1.2%
Kimberly-Clark Corp.	193,500	21,310,155
Personal products – 0.3%
Coty, Inc., Class A	293,348	5,368,268
Tobacco – 1.2%
Philip Morris International, Inc.	203,300	20,208,020
		138,191,332
Energy – 9.3%
Oil, gas and consumable fuels – 9.3%
Apache Corp. (A)	346,283	13,324,970
Chevron Corp.	162,800	18,565,712
EQT Corp.	36,470	1,732,690
Exxon Mobil Corp.	553,500	41,296,635
Hess Corp.	418,200	21,169,284
Occidental Petroleum Corp.	255,900	16,623,264
TOTAL SA	610,095	34,970,415
TransCanada Corp.	291,900	12,058,389
		159,741,359
Financials – 26.4%
Banks – 13.1%
Bank of America Corp.	103,193	3,094,758
Citigroup, Inc.	320,900	21,660,750
Fifth Third Bancorp	813,800	25,838,150
JPMorgan Chase & Co.	632,675	69,575,270
KeyCorp	738,000	14,427,900
The PNC Financial Services Group, Inc.	124,500	18,829,380
U.S. Bancorp	492,000	24,846,000
Wells Fargo & Company	922,400	48,342,984
		226,615,192
Capital markets – 6.0%
Ameriprise Financial, Inc.	38,500	5,695,690
Franklin Resources, Inc.	323,000	11,201,640
Morgan Stanley	706,800	38,138,928
Northern Trust Corp.	75,000	7,734,750
State Street Corp.	260,400	25,969,692
The Bank of New York Mellon Corp.	268,124	13,816,430
		102,557,130
Insurance – 7.3%
American International Group, Inc.	380,800	20,723,133
Brighthouse Financial, Inc. (A)(B)	243,254	12,503,256
Chubb, Ltd.	167,044	22,846,608
Loews Corp.	461,666	22,958,650
Marsh & McLennan Companies, Inc.	114,000	9,415,260
MetLife, Inc.	510,900	23,445,201
Willis Towers Watson PLC	39,289	5,979,393
XL Group, Ltd.	146,100	8,073,486
		125,944,987
		455,117,309
Health care – 11.0%
Biotechnology – 1.2%
Gilead Sciences, Inc.	273,600	20,626,704
Health care equipment and supplies – 2.0%
Becton, Dickinson and Company	59,500	12,893,650
Medtronic PLC	272,299	21,843,826
		34,737,476
Health care providers and services – 1.7%
Anthem, Inc.	135,274	29,719,698
Pharmaceuticals – 6.1%
Bristol-Myers Squibb Company	228,825	14,473,181
GlaxoSmithKline PLC	576,119	11,188,831
GlaxoSmithKline PLC, ADR (A)	199,000	7,774,930
Johnson & Johnson	244,400	31,319,860
Merck & Company, Inc.	305,050	16,616,074
Pfizer, Inc.	679,835	24,127,344
		105,500,220
		190,584,098
Industrials – 10.1%
Aerospace and defense – 3.6%
Harris Corp.	200,924	32,405,023
The Boeing Company	92,700	30,394,476
		62,799,499
Air freight and logistics – 1.2%
United Parcel Service, Inc., Class B	189,000	19,780,740
Airlines – 1.1%
Alaska Air Group, Inc.	80,400	4,981,584
Delta Air Lines, Inc.	136,900	7,503,489
Southwest Airlines Company	117,200	6,713,216
		19,198,289
Building products – 1.5%
Johnson Controls International PLC	739,632	26,064,632
Commercial services and supplies – 0.3%
Stericycle, Inc. (B)	77,907	4,559,897
Electrical equipment – 0.9%
Emerson Electric Company	218,100	14,896,230
Industrial conglomerates – 0.4%
General Electric Company	491,600	6,626,768
Machinery – 1.1%
Flowserve Corp.	155,837	6,752,417
Illinois Tool Works, Inc.	23,400	3,665,844
Pentair PLC	135,600	9,238,428
		19,656,689
		173,582,744
Information technology – 8.4%
Communications equipment – 1.7%
Cisco Systems, Inc.	668,400	28,667,676
Electronic equipment, instruments and components – 0.5%
TE Connectivity, Ltd.	81,200	8,111,880
Semiconductors and semiconductor equipment – 3.3%
Analog Devices, Inc.	40,200	3,663,426
Applied Materials, Inc.	233,100	12,962,691
QUALCOMM, Inc.	527,300	29,217,693

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	116,100	$12,061,629
		57,905,439
Software – 2.4%
CA, Inc.	86,100	2,918,790
Microsoft Corp.	424,825	38,773,778
		41,692,568
Technology hardware, storage and peripherals – 0.5%
Hewlett Packard Enterprise Company	254,200	4,458,668
Western Digital Corp.	43,500	4,013,745
		8,472,413
		144,849,976
Materials – 5.2%
Chemicals – 3.0%
Akzo Nobel NV	35,528	3,356,788
CF Industries Holdings, Inc.	447,000	16,865,310
DowDuPont, Inc.	499,498	31,823,018
		52,045,116
Construction materials – 0.7%
Vulcan Materials Company	102,400	11,691,008
Containers and packaging – 0.9%
International Paper Company	295,200	15,772,536
Metals and mining – 0.6%
Nucor Corp.	177,800	10,861,802
		90,370,462
Real estate – 2.8%
Equity real estate investment trusts – 2.8%
Equity Residential	223,900	13,796,718
Rayonier, Inc.	455,811	16,035,431
SL Green Realty Corp.	80,778	7,821,734
Weyerhaeuser Company	321,500	11,252,500
		48,906,383
Telecommunication services – 2.9%
Diversified telecommunication services – 2.8%
CenturyLink, Inc.	295,717	4,858,630
Telefonica SA	990,371	9,811,451
Verizon Communications, Inc.	688,085	32,904,225
		47,574,306
Wireless telecommunication services – 0.1%
Vodafone Group PLC	577,423	1,579,847
		49,154,153
Utilities – 4.7%
Electric utilities – 3.4%
Edison International	192,737	12,269,637
PG&E Corp.	224,831	9,876,826
The Southern Company	667,448	29,808,228
Westar Energy, Inc.	137,600	7,236,384
		59,191,075
Multi-utilities – 1.3%
NiSource, Inc.	745,900	17,834,469
Sempra Energy	35,252	3,920,727
		21,755,196
		80,946,271
TOTAL COMMON STOCKS (Cost $1,313,891,402)		$1,653,093,836

PREFERRED SECURITIES – 2.2%
Health care – 0.8%
Health care equipment and supplies – 0.8%
Becton, Dickinson and Company,
6.125%	227,357	13,284,470
Utilities – 1.4%
Electric utilities – 0.8%
NextEra Energy, Inc., 6.123%	238,995	$13,780,452
Multi-utilities – 0.6%
DTE Energy Company, 6.500% (A)	57,184	2,978,715
Sempra Energy, 6.000%	77,293	7,912,484
		10,891,199
		24,671,651
TOTAL PREFERRED SECURITIES (Cost $33,641,949)		$37,956,121

CORPORATE BONDS – 0.3%
Consumer discretionary – 0.3%
Mattel, Inc.
6.750%, 12/31/2025 (C)	$5,549,000	5,425,257
TOTAL CORPORATE BONDS (Cost $5,547,672)		$5,425,257

SECURITIES LENDING COLLATERAL – 1.5%
John Hancock Collateral Trust,
1.8276% (D)(E)	2,620,736	26,212,076
TOTAL SECURITIES LENDING COLLATERAL
(Cost $26,215,317)		$26,212,076

SHORT-TERM INVESTMENTS – 1.3%
Money market funds – 1.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (D)	3,379,717	3,379,717
T. Rowe Price Government Money Fund,
1.8418% (D)	19,288,477	19,288,477
		22,668,194
TOTAL SHORT-TERM INVESTMENTS (Cost $22,668,194)		$22,668,194
Total Investments (Equity Income Trust)
(Cost $1,401,964,534) – 101.1%		$1,745,355,484
Other assets and liabilities, net – (1.1%)		(19,241,239)
TOTAL NET ASSETS – 100.0%		$1,726,114,245

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $25,384,337.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Financial Industries Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.9%
Financials – 90.7%
Banks – 53.5%
1st Source Corp.	27,694	$1,401,870
Access National Corp.	23,505	670,598
American Business Bank (A)	24,286	971,440
Ameris Bancorp	54,520	2,884,108
Bank of America Corp.	249,438	7,480,646

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank of Marin Bancorp	14,242	$981,986
Bankinter SA	414,888	4,271,410
Cambridge Bancorp	2,928	255,468
Chemical Financial Corp.	44,377	2,426,534
Citigroup, Inc.	49,038	3,310,065
Citizens Financial Group, Inc.	175,777	7,379,118
Comerica, Inc.	71,903	6,897,655
Danske Bank A/S	149,753	5,610,987
DNB ASA	148,184	2,918,813
Equity Bancshares, Inc., Class A (A)	21,559	844,250
Evans Bancorp, Inc.	19,687	890,837
First Business Financial Services, Inc.	33,390	840,092
First Merchants Corp.	54,863	2,287,787
Flushing Financial Corp.	58,726	1,583,253
Glacier Bancorp, Inc.	61,763	2,370,464
Great Western Bancorp, Inc.	47,247	1,902,637
Heritage Commerce Corp.	68,621	1,130,874
Heritage Financial Corp.	29,775	911,115
JPMorgan Chase & Co.	61,559	6,769,643
KeyCorp	298,765	5,840,856
M&T Bank Corp.	18,376	3,387,799
MB Financial, Inc.	59,310	2,400,869
Nicolet Bankshares, Inc. (A)	8,799	484,561
Nordea Bank AB	270,938	2,899,026
OP Bancorp (A)	7,511	93,512
Pinnacle Financial Partners, Inc.	29,693	1,906,291
Regions Financial Corp.	319,987	5,945,358
Southern First Bancshares, Inc. (A)	12,727	566,352
SunTrust Banks, Inc.	84,017	5,716,517
SVB Financial Group (A)	24,624	5,910,006
The First Bancshares, Inc.	13,672	440,922
The First of Long Island Corp.	16	439
The PNC Financial Services Group, Inc.	27,292	4,127,642
TriCo Bancshares	57,575	2,142,942
U.S. Bancorp	98,130	4,955,565
Unicaja Banco SA (A)(B)	895,571	1,543,470
Union Bankshares Corp.	56,481	2,073,418
Zions Bancorporation	122,849	6,477,828
		123,905,023
Capital markets – 9.3%
Altamir	110,575	1,791,650
Ameriprise Financial, Inc.	7,805	1,154,672
Ares Management LP	10,824	231,634
Close Brothers Group PLC	105,314	2,123,936
Intermediate Capital Group PLC	189,781	2,621,280
Invesco, Ltd.	132,396	4,237,996
KKR & Company LP	177,174	3,596,632
St. James’s Place PLC	139,194	2,122,134
The Blackstone Group LP (C)	100,786	3,220,113
Vontobel Holding AG	6,845	424,364
		21,524,411
Consumer finance – 4.9%
American Express Company	17,422	1,625,124
Capital One Financial Corp.	55,960	5,362,087
Discover Financial Services	59,410	4,273,361
		11,260,572
Diversified financial services – 5.4%
Berkshire Hathaway, Inc., Class B (A)	30,695	6,123,039
Cerved Information Solutions SpA	131,181	1,638,319
Eurazeo SA	9,586	882,648
Voya Financial, Inc.	78,216	3,949,908
		12,593,914
Insurance – 16.5%
Aon PLC	33,761	4,737,681
Assured Guaranty, Ltd.	107,114	3,877,527
Athene Holding, Ltd., Class A (A)	59,958	2,866,592
Chubb, Ltd.	39,836	5,448,369
CNO Financial Group, Inc.	155,881	3,377,941
Gjensidige Forsikring ASA	58,431	1,074,677
James River Group Holdings, Ltd.	67,305	2,387,308
Kinsale Capital Group, Inc.	55,077	2,827,102
Lincoln National Corp.	87,384	6,384,275
Marsh & McLennan Companies, Inc.	35,548	2,935,909
Willis Towers Watson PLC	14,773	2,248,303
		38,165,684
Thrifts and mortgage finance – 1.1%
Provident Financial Services, Inc.	56,517	1,446,270
United Community Financial Corp.	117,142	1,155,020
		2,601,290
		210,050,894
Information technology – 0.4%
IT services – 0.4%
EVERTEC, Inc.	60,932	996,238
Real estate – 4.8%
Equity real estate investment trusts – 4.2%
GLP J-REIT	431	476,991
Green REIT PLC	330,120	615,449
Hibernia REIT PLC	402,633	715,562
Irish Residential Properties REIT PLC	589,728	1,009,799
Nippon Prologis REIT, Inc.	667	1,448,684
Park Hotels & Resorts, Inc.	23,948	647,075
Prologis, Inc.	48,902	3,080,337
Rexford Industrial Realty, Inc.	28,788	828,807
Washington Prime Group, Inc.	144,657	964,862
		9,787,566
Real estate management and development – 0.6%
VGP NV (A)	15,415	1,223,887
		11,011,453
TOTAL COMMON STOCKS (Cost $182,814,378)		$222,058,585

PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Banks – 0.2%
OFG Bancorp, Series C, 8.750%	489	490,736
TOTAL PREFERRED SECURITIES (Cost $483,267)		$490,736

SECURITIES LENDING COLLATERAL – 1.4%
John Hancock Collateral Trust,
1.8276% (D)(E)	308,197	3,082,526
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,082,681)		$3,082,526

SHORT-TERM INVESTMENTS – 3.7%
U.S. Government Agency – 2.9%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	$574,000	573,976
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	3,936,000	3,935,869
1.400%, 04/02/2018 *	2,241,000	2,240,913
		6,750,758

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.8%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $1,858,153 on 4-2-18,
collateralized by $1,930,000 Federal
National Mortgage Association,
1.500% due 6-22-20 (valued at
$1,899,483, including interest)	$1,858,000	$1,858,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,608,758)		$8,608,758
Total Investments (Financial Industries Trust)
(Cost $194,989,084) – 101.2%		$234,240,605
Other assets and liabilities, net – (1.2%)		(2,666,950)
TOTAL NET ASSETS – 100.0%		$231,573,655

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $3,017,914.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CHF	20,000	USD	21,064	State Street Bank and Trust Company	6/20/2018	—	($7)
DKK	1,370,000	USD	227,250	Goldman Sachs Bank USA	6/20/2018	$179	—
EUR	3,450,000	USD	4,294,163	Citibank N.A.	6/20/2018	—	(24,982)
GBP	320,000	USD	453,090	Toronto Dominion Bank	6/20/2018	—	(2,692)
NOK	5,740,000	USD	740,092	Royal Bank of Canada	6/20/2018	—	(6,064)
USD	444,677	CHF	420,000	Goldman Sachs Bank USA	6/20/2018	2,488	—
USD	5,845,515	DKK	35,120,000	Citibank N.A.	6/20/2018	15,376	—
USD	18,358,017	EUR	14,810,000	Citibank N.A.	6/20/2018	31,474	—
USD	7,243,273	GBP	5,130,000	Toronto Dominion Bank	6/20/2018	22,833	—
USD	1,947,212	JPY	205,520,000	State Street Bank and Trust Company	6/20/2018	5,755	—
USD	4,736,876	NOK	36,500,000	Royal Bank of Canada	6/20/2018	69,278	—
USD	3,604,844	SEK	29,320,000	Goldman Sachs Bank USA	6/20/2018	73,276	—
USD	114,308	SEK	950,000	UBS AG	6/20/2018	—	(118)
						$220,659	($33,863)

Derivatives Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Fundamental All Cap Core Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.7%
Consumer discretionary – 23.6%
Household durables – 6.2%
Lennar Corp., A Shares	920,888	$54,277,139
Lennar Corp., B Shares	14,840	707,720
NVR, Inc. (A)	5,353	14,988,400
Tempur Sealy International, Inc. (A)	976,985	44,247,651
		114,220,910
Internet and direct marketing retail – 7.1%
Amazon.com, Inc. (A)	89,407	129,402,327
Leisure products – 5.5%
Polaris Industries, Inc.	878,178	100,568,945
Media – 2.6%
Liberty Media Corp.-Liberty Formula
One, Series C (A)	1,544,088	47,635,115
Specialty retail – 2.2%
CarMax, Inc. (A)	257,534	15,951,656

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Group 1 Automotive, Inc.	382,848	$25,015,288
		40,966,944
		432,794,241
Consumer staples – 1.9%
Beverages – 1.9%
Anheuser-Busch InBev SA, ADR	156,924	17,252,225
Diageo PLC, ADR	132,892	17,996,235
		35,248,460
Energy – 5.4%
Energy equipment and services – 2.6%
National Oilwell Varco, Inc.	723,120	26,618,047
Schlumberger, Ltd.	329,778	21,363,019
		47,981,066
Oil, gas and consumable fuels – 2.8%
Cheniere Energy, Inc. (A)	583,115	31,167,497
Kinder Morgan, Inc.	100,281	1,510,232
Suncor Energy, Inc.	548,608	18,948,920
		51,626,649
		99,607,715
Financials – 25.0%
Banks – 9.3%
Bank of America Corp.	3,126,421	93,761,366
Citigroup, Inc.	1,149,105	77,564,588
		171,325,954
Capital markets – 14.2%
Affiliated Managers Group, Inc.	432,066	81,911,072
FactSet Research Systems, Inc.	48,946	9,760,811
Greenhill & Company, Inc.	1,051,183	19,446,886
Morgan Stanley	1,254,677	67,702,371
The Goldman Sachs Group, Inc.	319,781	80,540,043
		259,361,183
Consumer finance – 1.5%
American Express Company	199,799	18,637,251
Synchrony Financial	272,454	9,135,383
		27,772,634
		458,459,771
Health care – 4.1%
Biotechnology – 2.7%
Amgen, Inc.	286,104	48,775,010
Pharmaceuticals – 1.4%
Allergan PLC	154,077	25,929,618
		74,704,628
Industrials – 9.9%
Electrical equipment – 1.9%
Regal Beloit Corp.	193,319	14,179,949
Sensata Technologies Holding PLC (A)	413,636	21,438,753
		35,618,702
Industrial conglomerates – 4.2%
General Electric Company	5,732,425	77,273,089
Machinery – 0.7%
The Manitowoc Company, Inc. (A)	141,405	4,024,386
Welbilt, Inc. (A)	404,218	7,862,040
		11,886,426
Professional services – 2.5%
IHS Markit, Ltd. (A)	952,876	45,966,738
Trading companies and distributors – 0.6%
United Rentals, Inc. (A)	37,984	6,560,976
WESCO International, Inc. (A)	68,109	4,226,163
		10,787,139
		181,532,094
Information technology – 23.7%
Internet software and services – 13.9%
Alphabet, Inc., Class A (A)	70,257	72,866,345
Cargurus, Inc. (A)	1,834,077	70,556,942
Facebook, Inc., Class A (A)	257,914	41,212,078
Twitter, Inc. (A)	2,418,998	70,175,132
		254,810,497
Software – 3.0%
Workday, Inc., Class A (A)	432,953	55,032,656
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	747,673	125,444,576
		435,287,729
Materials – 1.7%
Paper and forest products – 1.7%
Louisiana-Pacific Corp.	1,055,546	30,368,058
Real estate – 2.4%
Equity real estate investment trusts – 1.9%
American Tower Corp.	233,594	33,950,552
Real estate management and development – 0.5%
Five Point Holdings LLC, Class A (A)	681,959	9,724,735
		43,675,287
TOTAL COMMON STOCKS (Cost $1,374,789,792)		$1,791,677,983

SHORT-TERM INVESTMENTS – 0.7%
U.S. Government Agency – 0.6%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	$768,000	767,968
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	7,438,000	7,437,752
1.400%, 04/02/2018 *	3,000,000	2,999,883
		11,205,603
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $1,037,202 on
4-2-18, collateralized by $1,071,900
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $1,052,538,
including interest) and $5,100
U.S. Treasury Inflation Indexed Notes,
0.125% due 7-15-22 (valued at
$5,435, including interest)	1,037,000	1,037,000
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $225,019 on 4-2-18,
collateralized by $235,000
U.S. Treasury Notes, 2.125% due
8-31-20 (valued at $234,041, including
interest)	225,000	225,000
		1,262,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,467,603)		$12,467,603
Total Investments (Fundamental All Cap Core Trust)
(Cost $1,387,257,395) – 98.4%		$1,804,145,586
Other assets and liabilities, net – 1.6%		29,324,777
TOTAL NET ASSETS – 100.0%		$1,833,470,363

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Fundamental Large Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 8.4%
Auto components – 0.5%
Adient PLC	61,240	$3,659,702
Household durables – 3.5%
Lennar Corp., A Shares	286,554	16,889,493
Lennar Corp., B Shares	6,192	295,296
Tempur Sealy International, Inc. (A)	210,572	9,536,806
		26,721,595
Media – 1.3%
Twenty-First Century Fox, Inc., Class A	268,819	9,862,969
Specialty retail – 2.1%
AutoZone, Inc. (A)	12,729	8,257,175
Group 1 Automotive, Inc.	124,521	8,136,202
		16,393,377
Textiles, apparel and luxury goods – 1.0%
Cie Financiere Richemont SA	84,413	7,585,509
		64,223,152
Consumer staples – 6.3%
Beverages – 2.9%
Anheuser-Busch InBev SA, ADR	107,905	11,863,076
Heineken Holding NV	100,953	10,409,197
		22,272,273
Food products – 1.0%
Danone SA	95,804	7,768,003
Tobacco – 2.4%
Imperial Brands PLC	189,522	6,453,128
Philip Morris International, Inc.	116,156	11,545,906
		17,999,034
		48,039,310
Energy – 8.8%
Energy equipment and services – 2.5%
National Oilwell Varco, Inc.	518,001	19,067,617
Oil, gas and consumable fuels – 6.3%
Chevron Corp.	136,557	15,572,960
Exxon Mobil Corp.	280,051	20,894,605
Suncor Energy, Inc.	332,627	11,488,937
		47,956,502
		67,024,119
Financials – 34.5%
Banks – 15.5%
Bank of America Corp.	1,455,340	43,645,647
CIT Group, Inc.	295,177	15,201,616
Citigroup, Inc.	535,341	36,135,518
JPMorgan Chase & Co.	215,476	23,695,896
		118,678,677
Capital markets – 11.6%
Affiliated Managers Group, Inc.	98,303	18,636,283
Morgan Stanley	608,695	32,845,182
The Goldman Sachs Group, Inc.	147,337	37,108,297
		88,589,762
Consumer finance – 4.8%
American Express Company	225,239	21,010,294
Synchrony Financial	473,235	15,867,570
		36,877,864
Insurance – 2.6%
American International Group, Inc.	166,134	9,041,012
Prudential Financial, Inc.	103,662	10,734,200
		19,775,212
		263,921,515
Health care – 10.8%
Biotechnology – 4.0%
Amgen, Inc.	21,772	3,711,691
Gilead Sciences, Inc.	128,707	9,703,221
Shire PLC, ADR	113,938	17,021,198
		30,436,110
Health care equipment and supplies – 3.0%
Danaher Corp.	88,102	8,626,067
Medtronic PLC	178,038	14,282,208
		22,908,275
Health care providers and services – 0.4%
Patterson Companies, Inc.	148,960	3,311,381
Pharmaceuticals – 3.4%
Allergan PLC	64,333	10,826,601
Merck & Company, Inc.	184,206	10,033,701
Novartis AG, ADR	66,016	5,337,394
		26,197,696
		82,853,462
Industrials – 14.5%
Aerospace and defense – 3.8%
L3 Technologies, Inc.	43,144	8,973,952
United Technologies Corp.	157,897	19,866,601
		28,840,553
Industrial conglomerates – 5.8%
General Electric Company	3,272,907	44,118,786
Machinery – 0.5%
Parker-Hannifin Corp.	21,133	3,614,377
Professional services – 0.4%
Nielsen Holdings PLC	99,868	3,174,804
Road and rail – 3.0%
Union Pacific Corp.	169,619	22,801,882
Trading companies and distributors – 1.0%
United Rentals, Inc. (A)	46,521	8,035,572
		110,585,974
Information technology – 13.5%
Communications equipment – 1.3%
Cisco Systems, Inc.	221,440	9,497,562
Internet software and services – 2.7%
eBay, Inc. (A)	520,078	20,927,939
Software – 4.3%
Microsoft Corp.	226,710	20,691,822
Oracle Corp.	263,342	12,047,897
		32,739,719
Technology hardware, storage and peripherals – 5.2%
Apple, Inc.	238,432	40,004,121
		103,169,341
Materials – 2.1%
Chemicals – 2.1%
LyondellBasell Industries NV, Class A	150,180	15,871,018
TOTAL COMMON STOCKS (Cost $658,820,112)		$755,687,891

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
U.S. Government Agency – 0.5%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	$354,000	$353,985
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	2,431,000	2,430,919
1.400%, 04/02/2018 *	1,384,000	1,383,946
		4,168,850
Repurchase agreement – 0.2%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $478,093 on
4-2-18, collateralized by $496,700
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $487,728,
including interest)	478,000	478,000
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $1,106,091 on 4-2-18,
collateralized by $1,150,000 Federal
National Mortgage Association,
1.500% due 6-22-20 (valued at
$1,131,816, including interest)	1,106,000	1,106,000
		1,584,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,752,850)		$5,752,850
Total Investments (Fundamental Large Cap Value Trust)
(Cost $664,572,962) – 99.6%		$761,440,741
Other assets and liabilities, net – 0.4%		2,728,234
TOTAL NET ASSETS – 100.0%		$764,168,975

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Global Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 27.9%
U.S. Government – 4.2%
U.S. Treasury Bonds
2.875%, 05/15/2043		$500,000	$491,846
3.000%, 05/15/2045 (A)		700,000	702,922
3.125%, 02/15/2043 (A)		400,000	411,505
3.625%, 08/15/2043 (A)		600,000	670,378
4.625%, 02/15/2040 (A)		600,000	766,448
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2024 (A)		5,567,858	5,464,340
0.500%, 01/15/2028		3,817,822	3,745,583
1.750%, 01/15/2028		1,537,835	1,688,946
2.500%, 01/15/2029 (A)		8,542,508	10,107,664
			24,049,632
U.S. Government Agency – 23.7%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,000,000	975,285
3.851%, (12 month LIBOR +
1.851%), 03/01/2035 (C)		44,649	46,560
Federal National Mortgage Association
3.122%, (12 month LIBOR +
1.382%), 12/01/2034 (C)		77,081	78,438
3.407%, (12 month LIBOR +
1.637%), 05/01/2035 (C)		30,769	31,698
3.500%, TBA (B)		76,300,000	76,406,563
3.551%, (1 Year CMT + 2.360%),
11/01/2034 (C)		424,435	449,163
4.000%, TBA (B)		55,600,000	56,945,375
4.500%, 08/01/2023 to 09/01/2044		568,825	596,803
Government National Mortgage
Association
2.375%, (1 Year CMT + 1.500%),
02/20/2024 to 01/20/2030 (C)		21,016	21,405
2.625%, (1 Year CMT + 1.500%),
04/20/2030 to 06/20/2030 (C)		18,999	19,648
3.125%, (1 Year CMT + 1.500%),
11/20/2023 to 10/20/2026 (C)		26,442	26,806
			135,597,744
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $159,094,342)			$159,647,376

FOREIGN GOVERNMENT OBLIGATIONS – 24.4%
Argentina – 0.1%
Republic of Argentina
3.375%, 01/15/2023	EUR	700,000	852,011
Australia – 0.1%
New South Wales Treasury Corp.,
Inflation-Linked Bond
3.507%, 11/20/2025	AUD	300,000	334,583
Canada – 2.9%
Government of Canada
1.500%, 12/01/2044	CAD	455,608	436,338
Province of Alberta
1.250%, 06/01/2020		2,700,000	2,060,810
2.350%, 06/01/2025		2,700,000	2,050,499
Province of British Columbia
2.300%, 06/18/2026		1,400,000	1,060,266
Province of Ontario
2.400%, 06/02/2026		100,000	75,917
2.500%, 04/27/2026		$800,000	762,626
3.500%, 06/02/2024	CAD	5,100,000	4,172,472
Province of Quebec
2.750%, 08/25/2021		$1,200,000	1,197,192
3.000%, 09/01/2023	CAD	1,700,000	1,357,493
4.250%, 12/01/2021		4,500,000	3,736,710
			16,910,323
France – 2.1%
Government of France
2.000%, 05/25/2048 (D)	EUR	6,600,000	8,966,556
3.250%, 05/25/2045		1,800,000	3,092,135
			12,058,691
Israel – 0.2%
Government of Israel
3.250%, 01/17/2028		$500,000	486,688
4.125%, 01/17/2048		500,000	479,970
			966,658
Italy – 4.8%
Republic of Italy
1.450%, 11/15/2024	EUR	8,300,000	10,417,212
2.450%, 09/01/2033 (D)		300,000	376,529
2.700%, 03/01/2047 (D)		300,000	364,767

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
2.800%, 03/01/2067 (D)	EUR	1,600,000	$1,865,228
2.950%, 09/01/2038 (D)		1,800,000	2,344,772
3.250%, 09/01/2046 (D)		200,000	269,906
3.450%, 03/01/2048 (D)		7,700,000	10,633,853
6.000%, 08/04/2028	GBP	600,000	1,042,637
			27,314,904
Japan – 4.0%
Government of Japan
0.500%, 09/20/2046	JPY	370,000,000	3,283,283
1.600%, 03/20/2033		840,000,000	9,442,664
Japan Bank for International Cooperation
2.000%, 11/04/2021		$1,800,000	1,743,376
2.375%, 07/21/2022 to 11/16/2022		1,000,000	973,714
2.500%, 06/01/2022		500,000	490,509
Japan Finance Organization
for Municipalities
2.125%, 04/13/2021 (D)		2,500,000	2,434,712
2.125%, 04/13/2021		900,000	876,654
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		1,200,000	1,162,022
2.500%, 06/08/2022 (D)		2,300,000	2,244,733
			22,651,667
Kuwait – 0.9%
State of Kuwait
2.750%, 03/20/2022 (D)		1,200,000	1,176,048
3.500%, 03/20/2027 (D)		3,800,000	3,724,638
			4,900,686
New Zealand – 0.8%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,300,000	4,690,242
Norway – 0.1%
Government of Norway
3.750%, 05/25/2021 (D)	NOK	3,800,000	522,695
Poland – 0.2%
Republic of Poland
2.250%, 04/25/2022	PLN	4,600,000	1,349,312
3.250%, 07/25/2025		100,000	29,905
			1,379,217
Qatar – 0.1%
Government of Qatar
4.500%, 01/20/2022		$700,000	722,081
Saudi Arabia – 1.3%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		4,800,000	4,623,955
2.875%, 03/04/2023 (D)		400,000	384,882
3.250%, 10/26/2026		600,000	561,993
3.625%, 03/04/2028 (D)		1,200,000	1,139,578
KSA Sukuk, Ltd.
2.894%, 04/20/2022 (D)		600,000	583,500
			7,293,908
Slovenia – 1.1%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,600,000	1,618,426
4.125%, 02/18/2019		1,550,000	1,567,850
4.750%, 05/10/2018		400,000	400,770
5.250%, 02/18/2024 (D)		1,682,000	1,856,817
5.250%, 02/18/2024		726,000	801,598
			6,245,461
Spain – 2.0%
Autonomous Community of Catalonia
4.220%, 04/26/2035	EUR	200,000	267,415
4.750%, 06/04/2018		800,000	990,039
4.900%, 09/15/2021		850,000	1,141,472
4.950%, 02/11/2020		1,300,000	1,711,412
Kingdom of Spain
1.950%, 04/30/2026 (D)		3,500,000	4,672,740
2.900%, 10/31/2046 (D)		2,000,000	2,838,458
			11,621,536
Turkey – 0.0%
Republic of Turkey
6.750%, 04/03/2018		$200,000	200,023
United Arab Emirates – 0.5%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		1,800,000	1,733,670
3.125%, 10/11/2027 (D)		1,100,000	1,039,500
			2,773,170
United Kingdom – 3.2%
Government of United Kingdom
3.250%, 01/22/2044	GBP	3,700,000	6,823,954
3.500%, 01/22/2045		1,100,000	2,125,207
4.250%, 12/07/2040		4,000,000	8,290,371
4.750%, 12/07/2038		600,000	1,292,416
			18,531,948
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $133,854,155)			$139,969,804

CORPORATE BONDS – 38.4%
Brazil – 0.8%
Petrobras Global Finance BV
4.375%, 05/20/2023		$800,000	785,040
5.999%, 01/27/2028 (D)		1,868,000	1,849,320
7.250%, 03/17/2044		1,300,000	1,326,000
8.375%, 12/10/2018		500,000	517,005
			4,477,365
Canada – 0.9%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		300,000	291,603
Brookfield Finance, Inc.
3.900%, 01/25/2028		400,000	388,432
Enbridge, Inc.
3.700%, 07/15/2027		600,000	574,757
Enbridge, Inc. (3 month LIBOR +
0.700%)
2.825%, 06/15/2020 (C)		500,000	501,913
Royal Bank of Canada
2.300%, 03/22/2021		1,600,000	1,572,567
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,647,912
			4,977,184
Cayman Islands – 0.3%
Baidu, Inc.
3.875%, 09/29/2023		300,000	299,797
Preferred Term Securities XXVI, Ltd. (3
month LIBOR + 0.300%)
2.425%, 09/22/2037 (C)(D)		1,287,468	1,139,409
Tencent Holdings, Ltd.
3.595%, 01/19/2028 (D)		200,000	191,421
			1,630,627
Denmark – 4.8%
BRFkredit A/S
2.000%, 10/01/2047	DKK	7,119,927	1,180,700

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Nordea Kredit Realkreditaktieselskab
1.000%, 04/01/2018	DKK	10,200,000	$1,683,557
2.000%, 10/01/2047 to 10/01/2050		26,899,924	4,454,284
2.500%, 10/01/2037 to 10/01/2047		916,121	160,461
Nykredit Realkredit A/S
1.000%, 04/01/2018		8,500,000	1,402,964
2.000%, 10/01/2047		35,960,416	5,968,078
2.500%, 10/01/2037 to 10/01/2047		14,906,208	2,613,264
3.000%, 10/01/2047		71,330	12,559
6.000%, 10/01/2029		35,941	7,042
Realkredit Danmark A/S
1.000%, 04/01/2018 to 04/01/2018		18,400,000	3,037,006
2.000%, 10/01/2047		31,554,107	5,232,630
2.500%, 10/01/2037 to 07/01/2047		11,486,428	2,013,585
Realkredit Danmark A/S (6 month
CIBOR + 0.850%)
0.680%, 01/01/2038 (C)		217,774	37,847
			27,803,977
France – 1.8%
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%)
09/19/2033		$1,480,000	1,508,981
Danone SA
2.077%, 11/02/2021 (D)		500,000	479,038
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	700,000	881,327
1.875%, 09/15/2021 (D)		$3,100,000	2,997,784
2.000%, 01/22/2021	EUR	900,000	1,173,639
2.250%, 02/18/2020 (D)		$2,600,000	2,580,477
2.500%, 01/25/2021 (D)		800,000	794,119
			10,415,365
Germany – 0.5%
Deutsche Bank AG
3.150%, 01/22/2021		200,000	196,985
4.250%, 10/14/2021		2,700,000	2,741,835
Deutsche Bank AG (3 month LIBOR +
0.815%)
2.560%, 01/22/2021 (C)		200,000	198,882
			3,137,702
Guernsey, Channel Islands – 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		400,000	400,614
Hong Kong – 0.1%
AIA Group, Ltd.
3.900%, 04/06/2028 (D)		400,000	403,219
Ireland – 0.5%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		300,000	301,858
Bank of Ireland (7.375% to 6-18-20,
then 5 Year Euro Swap Rate +
6.956%)
06/18/2020 (E)	EUR	800,000	1,088,308
Shire Acquisitions Investments
Ireland DAC
1.900%, 09/23/2019		$1,000,000	983,411
2.400%, 09/23/2021		300,000	289,597
			2,663,174
Italy – 1.0%
Banca Carige SpA
3.875%, 10/24/2018	EUR	2,800,000	3,512,132
Intesa Sanpaolo SpA (6.250% to
5-16-24, then 5 Year Euro Swap Rate
+ 5.856%)
05/16/2024 (E)		600,000	804,673
Intesa Sanpaolo SpA (7.750% to
1-11-27, then 5 Year Euro Swap Rate
+ 7.192%)
01/11/2027 (E)		1,000,000	1,502,416
			5,819,221
Ivory Coast – 0.4%
African Development Bank
5.250%, 03/23/2022	AUD	2,900,000	2,447,352
Japan – 1.6%
Central Nippon Expressway
Company, Ltd.
2.091%, 09/14/2021		$500,000	482,473
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
2.327%, 08/04/2020 (C)		3,100,000	3,106,076
Japan Tobacco, Inc.
2.000%, 04/13/2021		300,000	291,325
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/2021		345,000	343,025
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,800,000	1,769,038
NTT Finance Corp.
1.900%, 07/21/2021		500,000	481,111
ORIX Corp.
3.250%, 12/04/2024		300,000	291,348
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
3.737%, 03/09/2021 (C)		2,300,000	2,378,012
			9,142,408
Jersey, Channel Islands – 0.0%
AA Bond Company, Ltd.
4.249%, 07/31/2043	GBP	200,000	286,008
Luxembourg – 0.1%
Allergan Funding SCS
3.850%, 06/15/2024		$500,000	494,241
Emerald Bay SA
2.690%, 10/08/2020 (D)(F)	EUR	291,000	334,529
			828,770
Netherlands – 2.2%
Cooperatieve Rabobank UA
6.875%, 03/19/2020		1,550,000	2,145,345
ING Bank NV
2.625%, 12/05/2022		$3,500,000	3,428,415
2.625%, 12/05/2022 (D)		1,800,000	1,763,728
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		2,900,000	2,914,419
LeasePlan Corp. NV
2.875%, 01/22/2019 (D)		600,000	598,120
Stichting AK Rabobank Certificaten
6.500%, 06/29/2018 (E)	EUR	200,000	301,854
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019		$1,400,000	1,353,666
			12,505,547
Norway – 0.3%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,500,000	1,469,351

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Russia – 0.5%
Gazprom OAO
9.250%, 04/23/2019		$1,900,000	$2,013,580
Sberbank of Russia
3.080%, 03/07/2019	EUR	500,000	627,768
			2,641,348
Singapore – 0.1%
BOC Aviation, Ltd.
2.750%, 09/18/2022 (D)		$200,000	191,297
3.500%, 09/18/2027 (D)		400,000	370,924
			562,221
Sweden – 5.1%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	26,400,000	3,219,499
2.250%, 09/21/2022		23,300,000	2,987,503
Nordea Hypotek AB
1.000%, 04/08/2022		40,400,000	4,935,721
Skandinaviska Enskilda Banken AB
1.500%, 12/15/2021		8,000,000	997,149
Stadshypotek AB
1.500%, 12/15/2021		32,000,000	3,988,583
4.500%, 09/21/2022		45,000,000	6,304,947
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		17,000,000	2,093,923
2.000%, 06/17/2026		4,000,000	498,930
1.000%, 09/15/2021 to 06/15/2022		36,100,000	4,409,885
			29,436,140
Switzerland – 1.6%
Credit Suisse AG
6.500%, 08/08/2023		$1,122,000	1,219,702
6.500%, 08/08/2023 (D)		400,000	434,600
UBS AG
2.200%, 06/08/2020 (D)		1,200,000	1,175,987
7.625%, 08/17/2022		2,950,000	3,311,375
UBS AG (3 month LIBOR + 0.580%)
2.627%, 06/08/2020 (C)(D)		1,800,000	1,806,550
UBS AG (4.750% to 5-22-18, then 5
Year U.S. Swap Rate + 3.765%)
05/22/2023		1,000,000	1,000,788
			8,949,002
United Kingdom – 4.6%
Barclays Bank PLC
7.625%, 11/21/2022		1,400,000	1,536,290
Barclays Bank PLC (7.750% to 4-10-18,
then 5 Year U.S. Swap Rate +
6.833%)
04/10/2023		5,000,000	5,001,000
Barclays PLC (6.500% to 9-15-19, then
5 Year Euro Swap Rate + 5.875%)
09/15/2019 (E)	EUR	600,000	783,589
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (E)	GBP	400,000	587,156
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (E)		$600,000	619,080
BAT International Finance PLC
1.625%, 09/09/2019		800,000	785,310
2.750%, 06/15/2020 (D)		500,000	495,667
European Bank for Reconstruction &
Development
0.500%, 12/21/2023	AUD	200,000	132,746
HBOS PLC
5.374%, 06/30/2021	EUR	1,000,000	1,421,660
HSBC Holdings PLC (6.250% to
3-23-23, then 5 Year U.S. ISDAFIX +
3.453%)
03/23/2023 (E)		$200,000	202,750
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%)
03/23/2028 (E)		400,000	408,000
Lloyds Bank PLC
6.500%, 03/24/2020	EUR	1,000,000	1,380,588
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (E)	GBP	700,000	1,027,540
Nationwide Building Society (3 month
LIBOR + 1.064%)
3.766%, 03/08/2024 (C)(D)		$900,000	897,204
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	400,000	583,086
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	575,847
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (D)		1,400,000	1,408,442
Tesco PLC
5.125%, 04/10/2047	EUR	800,000	1,175,991
6.125%, 02/24/2022	GBP	1,050,000	1,657,962
The Royal Bank of Scotland Group PLC
2.500%, 03/22/2023	EUR	1,200,000	1,574,462
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
3.309%, 05/15/2023 (C)		$600,000	605,244
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		500,000	491,187
Virgin Media Secured Finance PLC
5.000%, 04/15/2027 (D)	GBP	700,000	967,049
Virgin Money PLC
2.250%, 04/21/2020		1,400,000	1,979,510
			26,297,360
United States – 11.0%
AbbVie, Inc.
3.200%, 11/06/2022		$500,000	493,423
Allegion US Holding Company, Inc.
3.200%, 10/01/2024		300,000	290,973
Ally Financial, Inc.
3.600%, 05/21/2018		2,700,000	2,700,000
American Honda Finance Corp. (3
month LIBOR + 0.350%)
2.137%, 11/05/2021 (C)		500,000	500,366
American International Group, Inc.
4.200%, 04/01/2028		400,000	403,887
American Tower Corp.
2.800%, 06/01/2020		200,000	198,502
Andeavor Logistics LP
3.500%, 12/01/2022		100,000	98,239
4.250%, 12/01/2027		100,000	97,421
5.500%, 10/15/2019		200,000	205,820
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038		500,000	509,392
Anheuser-Busch InBev Worldwide, Inc.
(3 month LIBOR + 0.740%)
2.979%, 01/12/2024 (C)		400,000	402,352

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,300,000	$1,626,155
AT&T, Inc. (3 month LIBOR + 0.950%)
2.672%, 07/15/2021 (C)		$2,200,000	2,223,283
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%)
03/15/2028 (E)		800,000	805,047
BAT Capital Corp.
3.220%, 08/15/2024 (D)		600,000	578,222
4.390%, 08/15/2037 (D)		600,000	595,306
BAT Capital Corp. (3 month LIBOR +
0.590%)
2.003%, 08/14/2020 (C)(D)		400,000	401,254
Campbell Soup Company
3.300%, 03/15/2021		200,000	201,151
3.650%, 03/15/2023		300,000	300,509
CenterPoint Energy Resources Corp.
3.550%, 04/01/2023		200,000	200,546
Charter Communications Operating LLC
3.750%, 02/15/2028		2,900,000	2,663,033
CIT Group, Inc.
3.875%, 02/19/2019		300,000	301,800
5.250%, 03/07/2025		300,000	307,146
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023		300,000	291,827
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023		400,000	395,064
CNH Industrial Capital LLC
4.875%, 04/01/2021		400,000	411,500
Continental Resources, Inc.
4.375%, 01/15/2028 (D)		300,000	292,500
CVS Health Corp.
3.350%, 03/09/2021		200,000	201,054
3.700%, 03/09/2023		300,000	300,922
4.100%, 03/25/2025		200,000	201,244
4.300%, 03/25/2028		400,000	402,470
5.050%, 03/25/2048		100,000	104,966
Dell International LLC
4.420%, 06/15/2021 (D)		800,000	820,466
Discover Bank
3.350%, 02/06/2023		400,000	393,517
DR Horton, Inc.
4.000%, 02/15/2020		600,000	610,076
Emera US Finance LP
2.700%, 06/15/2021		400,000	390,838
Energy Transfer Partners LP
4.150%, 10/01/2020		700,000	709,631
5.750%, 09/01/2020		300,000	313,743
Enterprise Products Operating LLC
2.550%, 10/15/2019		900,000	894,315
EPR Properties
4.500%, 06/01/2027		800,000	779,432
Equinix, Inc.
2.875%, 03/15/2024	EUR	300,000	366,254
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)		$700,000	692,909
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021	EUR	300,000	369,966
1.700%, 06/30/2022	GBP	300,000	415,987
Ford Motor Credit Company LLC
1.897%, 08/12/2019		$2,000,000	1,968,604
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)		700,000	692,909
2.875%, 10/01/2018		600,000	600,558
Forest Laboratories LLC
5.000%, 12/15/2021 (D)		300,000	313,095
Fresenius Medical Care US Finance
II, Inc.
4.125%, 10/15/2020 (D)		300,000	305,145
GATX Corp. (3 month LIBOR +
0.720%)
2.507%, 11/05/2021 (C)		300,000	301,562
General Motors Financial Company, Inc.
3.200%, 07/13/2020		300,000	299,355
Harris Corp. (3 month LIBOR +
0.475%)
2.431%, 02/27/2019 (C)		400,000	400,078
Harris Corp. (3 month LIBOR +
0.480%)
2.247%, 04/30/2020 (C)		800,000	800,420
International Lease Finance Corp.
8.250%, 12/15/2020		200,000	222,775
Kilroy Realty LP
3.450%, 12/15/2024		100,000	96,982
Kinder Morgan Energy Partners LP
6.850%, 02/15/2020		900,000	956,125
Komatsu Finance America, Inc.
2.118%, 09/11/2020		200,000	195,916
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
2.381%, 02/10/2021 (C)		700,000	698,088
Marriott International, Inc.
6.750%, 05/15/2018		3,000,000	3,014,453
Morgan Stanley (3 month LIBOR +
0.550%)
2.294%, 02/10/2021 (C)		1,500,000	1,500,825
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		3,500,000	3,374,355
Navient Corp.
5.500%, 01/15/2019		400,000	404,400
5.875%, 03/25/2021		200,000	204,500
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%)
2.372%, 09/03/2019 (C)		1,500,000	1,499,681
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)		1,500,000	1,502,415
Pioneer Natural Resources Company
7.500%, 01/15/2020		200,000	215,175
Sempra Energy (3 month LIBOR +
0.450%)
2.575%, 03/15/2021 (C)		600,000	601,704
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
2.725%, 06/05/2020 (C)		200,000	201,337
Springleaf Finance Corp.
5.250%, 12/15/2019		800,000	816,000
6.000%, 06/01/2020		1,400,000	1,445,500
Sprint Capital Corp.
6.900%, 05/01/2019		100,000	103,000
Sprint Communications, Inc.
9.000%, 11/15/2018 (D)		200,000	206,250
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		300,000	301,500
Textron, Inc. (3 month LIBOR +
0.550%)
2.361%, 11/10/2020 (C)		900,000	899,029

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Southern Company
2.350%, 07/01/2021		$800,000	$775,084
Time Warner Cable LLC
5.000%, 02/01/2020		1,500,000	1,540,451
8.250%, 04/01/2019		300,000	314,816
UnitedHealth Group, Inc.
3.750%, 07/15/2025		1,600,000	1,619,763
Verizon Communications, Inc.
3.125%, 03/16/2022		700,000	693,611
4.125%, 03/16/2027		1,200,000	1,214,706
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)		1,400,000	1,390,682
2.450%, 11/20/2019 (D)		1,500,000	1,484,046
WEA Finance LLC
3.750%, 09/17/2024 (D)		200,000	200,155
Wells Fargo & Company (3 month
LIBOR + 1.230%)
3.002%, 10/31/2023 (C)		1,600,000	1,623,251
Wells Fargo & Company (3 month
LIBOR + 1.110%)
2.851%, 01/24/2023 (C)		1,400,000	1,419,170
Westrock Company
3.750%, 03/15/2025 (D)		300,000	299,141
ZF North America Capital, Inc.
4.500%, 04/29/2022 (D)		200,000	202,500
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		1,500,000	1,478,080
			63,166,791
Virgin Islands, British – 0.1%
CNPC General Capital, Ltd.
2.750%, 05/14/2019 (D)		800,000	797,646
TOTAL CORPORATE BONDS (Cost $214,037,654)			$220,258,392

CAPITAL PREFERRED
SECURITIES – 0.3%
United States – 0.3%
Dresdner Funding Trust I
8.151%, 06/30/2031 (D)		1,000,000	1,267,500
8.151%, 06/30/2031		200,000	253,500
			1,521,000
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $1,440,000)			$1,521,000

MUNICIPAL BONDS – 0.8%
United States – 0.8%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		700,000	884,072
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	538,920
City of Los Angeles Wastewater System
Revenue
5.713%, 06/01/2039		200,000	246,678
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023		215,000	218,588
State of California (1 month LIBOR +
0.780%)
2.355%, 04/01/2047 (C)		2,900,000	2,921,489
TOTAL MUNICIPAL BONDS (Cost $4,769,885)			$4,809,747

TERM LOANS (G) – 0.1%
United States – 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%), 4.627%, 01/31/2025		598,500	588,152
Las Vegas Sands LLC (3 month
LIBOR + 1.750%), 3.627%,
03/29/2024		98,240	98,397
			686,549
TOTAL TERM LOANS (Cost $694,211)			$686,549

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.1%
Commercial and residential – 7.4%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
3.645%, 09/25/2035 (H)		69,219	65,613
Alba PLC, Series 2006-2, Class A3A (3
month GBP LIBOR + 0.170%),
0.776%, 12/15/2038 (C)	GBP	198,036	267,662
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
3.606%, 10/25/2034 (C)		$10,139	10,183
Banc of America Alternative Loan Trust,
Series 2006-3, Class 5CB1,
6.500%, 04/25/2036		1,627,962	1,523,627
Banc of America Funding Corp.
Series 2005-E, Class 1A1 (1 month
LIBOR + 0.580%),
2.402%, 05/20/2035 (C)		174,464	151,432
Series 2006-J, Class 4A1,
4.028%, 01/20/2047 (H)		83,307	79,955
Banc of America Mortgage
Securities, Inc., Series 2005-B,
Class 2A2,
3.747%, 03/25/2035 (H)		394,764	385,299
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-6, Class 1A1,
3.344%, 08/25/2033 (H)		40,207	40,800
Series 2003-7, Class 6A,
3.598%, 10/25/2033 (H)		45,958	46,314
Series 2003-9, Class 2A1,
3.794%, 02/25/2034 (H)		8,645	8,786
Series 2004-2, Class 22A,
3.791%, 05/25/2034 (H)		94,872	92,059
Series 2004-2, Class 23A,
3.258%, 05/25/2034 (H)		35,571	32,563
Series 2004-9, Class 22A1,
3.893%, 11/25/2034 (H)		29,040	29,181
Series 2005-12, Class 23A1,
3.528%, 02/25/2036 (H)		512,386	505,920
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.651%, 09/25/2035 (H)		606,328	535,636
Series 2005-9, Class 24A1,
3.507%, 11/25/2035 (H)		510,128	443,988
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
3.507%, 01/26/2036 (H)		1,129,971	1,001,711
Berica ABS SRL, Series 2011-1,
Class A1 (3 month EURIBOR +
0.300%),
0.019%, 12/31/2055 (C)	EUR	220,321	271,013
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.547%, 02/15/2041 (C)	GBP	638,370	890,170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Canada Mortgage & Housing Corp.
(Merrill Lynch)
Series 98001212,
1.680%, 06/01/2020	CAD	512,520	$398,567
Series 98001247,
1.880%, 07/01/2020		1,375,296	1,073,251
Series 98001289,
1.880%, 08/01/2020		474,472	370,312
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.023%, 09/15/2040 (C)	EUR	178,211	218,526
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.142%, 07/25/2037 (H)		$71,470	65,392
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (C)		168,393	170,471
Series 2005-7, Class 1A2,
3.338%, 09/25/2035 (H)		1,106,029	1,014,358
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		92,088	86,674
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
2.995%, 11/25/2035 (C)		66,910	63,555
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.455%, 11/25/2035 (C)		80,238	75,157
Series 2006-OA9, Class 2A1B (1
month LIBOR + 0.200%),
1.790%, 07/20/2046 (C)		280,617	205,815
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
2.222%, 05/25/2037 (C)		236,234	136,331
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		114,985	100,121
Series 2007-OA11, Class A1B (12
month Treasury Average Index +
1.250%),
2.533%, 11/25/2047 (C)		1,430,705	1,198,881
Series 2007-OA3, Class 1A1 (1 month
LIBOR + 0.140%),
2.012%, 04/25/2047 (C)		2,633,024	2,300,888
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.412%, 08/25/2034 (H)		29,245	27,537
Series 2004-22, Class A3,
3.491%, 11/25/2034 (H)		121,327	120,788
Series 2004-HYB5, Class 2A1,
3.493%, 04/20/2035 (H)		22,616	22,480
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.640%),
2.512%, 03/25/2035 (C)		47,191	46,431
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
2.532%, 02/25/2035 (C)		25,603	25,077
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.552%, 02/25/2035 (C)		38,192	36,903
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-8, Class 5A1,
6.500%, 04/25/2033		12,255	12,461
Series 2003-AR18, Class 2A3,
3.088%, 07/25/2033 (H)		5,988	5,985
Series 2003-AR20, Class 2A1,
3.381%, 08/25/2033 (H)		27,918	28,035
Eurosail-UK PLC, Series 2007-3X,
Class A3A (3 month GBP LIBOR +
0.950%),
1.554%, 06/13/2045 (C)	GBP	1,442,142	2,008,525
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
3.261%, 08/25/2035 (H)		$44,391	37,690
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.055%, 06/25/2034 (H)		12,703	12,562
Great Hall Mortgages No. 1 PLC,
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.744%, 03/18/2039 (C)	GBP	885,527	1,228,229
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1 (1 month
LIBOR + 0.180%),
2.052%, 01/25/2037 (C)		$184,982	173,054
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
3.851%, 10/25/2033 (H)		7,068	7,041
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
1.968%, 11/10/2045		3,329,905	247,555
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
3.630%, 03/25/2033 (C)		39,241	38,889
HarborView Mortgage Loan Trust
Series 2005-12, Class 1A1A (12
month Treasury Average Index +
2.000%),
3.283%, 10/19/2035 (C)		1,544,351	1,256,456
Series 2005-4, Class 3A1,
3.628%, 07/19/2035 (H)		29,663	26,042
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A,
3.494%, 12/25/2034 (H)		45,763	44,916
JPMorgan Alternative Loan Trust
Series 2006-A5, Class 1A4 (1 month
LIBOR + 0.240%),
2.112%, 10/25/2036 (C)		3,127,643	2,928,766
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (H)		3,047	2,459
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.126%, 11/25/2033 (H)		38,344	38,728
Series 2006-S2, Class 1A3,
5.500%, 07/25/2036		233,779	214,328
Series 2007-A1, Class 5A5,
3.688%, 07/25/2035 (H)		211,304	217,881
Series 2007-A1, Class 5A6,
3.688%, 07/25/2035 (H)		192,095	190,608

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Mansard Mortgages PLC,
Series 2007-2X, Class A1 (3 month
GBP LIBOR + 0.650%),
1.256%, 12/15/2049 (C)	GBP	3,847,060	$5,332,345
MASTR Adjustable Rate Mortgages
Trust, Series 2007-HF1, Class A1 (1
month LIBOR + 0.240%),
1.861%, 05/25/2037 (C)		$229,362	144,734
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
3.291%, 02/25/2033 (H)		89,543	86,845
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.911%, 10/25/2035 (C)		278,908	281,355
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
1.871%, 11/25/2035 (C)		117,865	113,856
Series 2005-A10, Class A (1 month
LIBOR + 0.210%),
1.831%, 02/25/2036 (C)		2,152,856	2,064,999
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
2.217%, 12/15/2030 (C)		19,755	19,128
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
2.161%, 10/07/2020 (C)		1,118,472	1,122,554
Residential Accredit Loans Trust
Series 2006-QA2, Class 2A1,
5.057%, 02/25/2036 (H)		423,429	373,982
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%),
1.801%, 06/25/2046 (C)		1,517,566	660,948
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
1.771%, 02/25/2047 (C)		410,264	265,247
Residential Asset Securitization Trust
Series 2005-A15, Class 3A1,
5.750%, 02/25/2036		1,606,673	1,591,231
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
2.021%, 01/25/2046 (C)		380,311	189,343
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
3.857%, 09/25/2035 (H)		98,015	83,629
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR +
0.800%),
1.326%, 08/20/2056 (C)(D)	GBP	2,106,808	2,976,500
Sequoia Mortgage Trust
Series 2003-4, Class 2A1 (1 month
LIBOR + 0.350%),
1.944%, 07/20/2033 (C)		$67,667	65,121
Series 5, Class A (1 month LIBOR +
0.700%),
2.508%, 10/19/2026 (C)		10,320	10,377
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
3.680%, 02/25/2034 (H)		69,574	69,462
Series 2004-12, Class 7A1,
3.712%, 09/25/2034 (H)		108,457	110,035
Series 2004-4, Class 3A2,
3.580%, 04/25/2034 (H)		125,038	126,666
Series 2005-18, Class 6A1,
3.671%, 09/25/2035 (H)		166,693	149,185
Structured Asset Mortgage
Investments, Inc.
Series 2004-AR3, Class 1A2 (1 month
LIBOR + 0.580%),
2.388%, 07/19/2034 (C)		33,899	33,865
Series 2006-AR5, Class 1A1 (1 month
LIBOR + 0.210%),
2.082%, 05/25/2036 (C)		427,714	357,750
Thornburg Mortgage Securities Trust
Series 2003-5, Class 1A,
3.047%, 10/25/2043 (H)		347,085	340,293
Series 2007-2, Class A1 (1 month
LIBOR + 1.250%),
2.871%, 06/25/2037 (C)		316,046	291,414
Series 2007-2, Class A2A (1 month
LIBOR + 0.130%),
1.751%, 06/25/2037 (C)		450,015	432,582
Series 2007-2, Class A3A (12 month
LIBOR + 1.200%),
3.650%, 06/25/2037 (C)		566,105	541,190
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
3.700%, 06/25/2047 (C)		124,095	113,468
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
3.700%, 06/25/2047 (C)		251,455	226,428
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
3.700%, 06/25/2047 (C)		174,814	155,989
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
0.802%, 06/10/2059 (C)	GBP	343,769	467,853
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.352%, 06/10/2059 (C)		65,759	87,106
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
0.952%, 06/10/2059 (C)		79,077	105,869
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
1.152%, 06/10/2059 (C)		62,429	82,671
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.332%, 11/25/2042 (C)		$207,181	196,560
Series 2002-AR2, Class A (COFI +
1.250%),
2.027%, 02/27/2034 (C)		28,872	28,496
Series 2003-AR5, Class A7,
3.096%, 06/25/2033 (H)		41,047	41,461
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
1.931%, 01/25/2045 (C)		30,747	30,547

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
2.223%, 07/25/2046 (C)		$237,234	$172,378
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class XA IO,
1.226%, 03/15/2045 (D)		8,545,580	398,978
			42,802,077
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
1.925%, 01/15/2038 (C)		871,908	872,019
Series 4579, Class SD IO,
1.443%, 01/15/2038		871,908	45,711
Series T-62, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.332%, 10/25/2044 (C)		825,053	835,234
Federal National Mortgage Association
Series 2002-W8, Class F (1 month
LIBOR + 0.400%),
2.021%, 09/25/2032 (C)		1,956	1,955
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
1.971%, 03/25/2044 (C)		25,247	25,221
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
2.272%, 06/25/2036 (C)		52,982	53,160
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.672%, 12/25/2039 (C)		413,239	419,650
Government National Mortgage
Association, Series 2004-68,
Class ZC,
6.000%, 08/20/2034		1,469,331	1,611,755
			3,864,705
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,197,888)			$46,666,782

ASSET BACKED SECURITIES – 9.3%
ACE Securities Corp. Home Equity Loan
Trust,
Series 2005-ASP1, Class M1 (1 month
LIBOR + 0.680%)
2.552%, 09/25/2035 (C)		1,365,429	1,297,722
Amortizing Residential Collateral Trust,
Series 2002-BC4, Class A (1 month
LIBOR + 0.580%)
2.452%, 07/25/2032 (C)		5,691	5,622
Amresco Residential Securities Corp.
Mortgage Loan Trust,
Series 1999-1, Class A (1 month
LIBOR + 0.940%)
2.561%, 06/25/2029 (C)		27,650	26,206
Blue Hill CLO, Ltd.,
Series 2013-1A, Class AR (3 month
LIBOR + 1.180%)
2.902%, 01/15/2026 (C)(D)		1,079,040	1,079,400
Bowman Park CLO, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
3.100%, 11/23/2025 (C)(D)		1,400,000	1,400,770
CIFC Funding II, Ltd.,
Series 2014-2A, Class A1LR (3 month
LIBOR + 1.200%)
3.144%, 05/24/2026 (C)(D)		1,400,000	1,400,959
Countrywide Asset-Backed Certificates,
Series 2006-22, Class 1A (1 month
LIBOR + 0.140%)
1.761%, 06/25/2035 (C)		1,449,898	1,287,679
Countrywide Asset-Backed Certificates,
Series 2007-6, Class 2A3 (1 month
LIBOR + 0.220%)
2.092%, 09/25/2037 (C)		1,970,539	1,639,848
Countrywide Asset-Backed Certificates,
Series 2007-BC2, Class 1A (1 month
LIBOR + 0.200%)
2.072%, 06/25/2037 (C)		2,543,076	2,278,971
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (C)(D)	EUR	1,100,000	1,356,463
CWABS Asset-Backed Certificates Trust,
Series 2005-4, Class MV5 (1 month
LIBOR + 0.670%)
2.542%, 10/25/2035 (C)		$2,100,000	2,061,164
Home Equity Asset Trust,
Series 2002-1, Class A4 (1 month
LIBOR + 0.600%)
2.472%, 11/25/2032 (C)		1,283	1,236
HSI Asset Securitization Corp. Trust,
Series 2007-HE2, Class 2A3 (1 month
LIBOR + 0.260%)
1.881%, 04/25/2037 (C)		2,103,830	1,260,285
Jamestown CLO IV, Ltd.,
Series 2014-4A, Class A1AR (3
month LIBOR + 0.690%)
2.412%, 07/15/2026 (C)(D)		1,500,000	1,499,984
Jamestown CLO V, Ltd.,
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
2.951%, 01/17/2027 (C)(D)		2,900,000	2,900,525
Mastr Asset Backed Securities Trust,
Series 2006-WMC3, Class A5 (1
month LIBOR + 0.240%)
1.861%, 08/25/2036 (C)		5,363,104	2,868,992
Monarch Grove CLO, Ltd,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.880%)
2.443%, 01/25/2028 (C)(D)		1,500,000	1,499,742
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2006-HE4, Class A4 (1 month
LIBOR + 0.240%)
2.112%, 06/25/2036 (C)		1,978,584	1,392,591
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2006-HE6, Class A2B (1 month
LIBOR + 0.100%)
1.972%, 09/25/2036 (C)		1,201,280	606,725
Morgan Stanley ABS Capital I, Inc.
Trust,
Series 2007-NC3, Class A2B (1 month
LIBOR + 0.140%)
2.012%, 05/25/2037 (C)		2,359,391	1,804,694

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continue)
Nelder Grove CLO, Ltd.,
Series 2014-A1, Class A1R (3 month
LIBOR + 1.300%)
3.284%, 08/28/2026 (C)(D)	$1,400,000	$1,401,021
NewMark Capital Funding CLO, Ltd.,
Series 2014-2A, Class A1R (3 month
LIBOR + 1.220%)
2.555%, 06/30/2026 (C)(D)	1,400,000	1,400,014
NovaStar Mortgage Funding Trust,
Series 2007-1, Class A1A (1 month
LIBOR + 0.130%)
2.002%, 03/25/2037 (C)	2,064,919	1,574,814
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
2.875%, 07/20/2026 (C)(D)	2,900,000	2,900,542
Oaktree CLO, Ltd.,
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
2.965%, 10/20/2026 (C)(D)	2,900,000	2,900,699
Octagon Investment Partners XIX, Ltd.,
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
2.822%, 04/15/2026 (C)(D)	1,400,000	1,400,220
RAMP Series Trust,
Series 2002-RS3, Class AII1 (1 month
LIBOR + 0.560%)
2.432%, 06/25/2032 (C)	7,838	7,466
RAMP Series Trust,
Series 2006-NC2, Class M1 (1 month
LIBOR + 0.360%)
2.232%, 02/25/2036 (C)	2,400,000	2,102,188
Renaissance Home Equity Loan Trust,
Series 2002-3, Class M2 (1 month
LIBOR + 2.550%)
4.171%, 12/25/2032 (C)	419,899	408,031
Renaissance Home Equity Loan Trust,
Series 2006-3, Class AF6
5.731%, 11/25/2036	2,651,790	1,560,879
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-NC1, Class A2A (1 month
LIBOR + 0.050%)
1.922%, 12/25/2036 (C)	45,601	27,216
Small Business Administration
Participation Certificates,
Series 2000-20K, Class 1
7.220%, 11/01/2020	7,311	7,480
Structured Asset Investment Loan Trust,
Series 2006-4, Class A2 (1 month
LIBOR + 0.130%)
2.002%, 07/25/2036 (C)	1,732,845	1,397,236
Telos CLO, Ltd.,
Series 2014-6A, Class A1R (3 month
LIBOR + 1.270%)
3.001%, 01/17/2027 (C)(D)	2,900,000	2,901,093
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
2.812%, 11/25/2033 (C)	31,249	30,874
TICP CLO III, Ltd.,
Series 2014-3A, Class AR (3 month
LIBOR + 1.180%)
2.925%, 01/20/2027 (C)(D)	1,650,000	1,650,277
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A4 (1 month
LIBOR + 0.360%)
1.981%, 04/25/2037 (C)	6,753,286	3,764,492
TOTAL ASSET BACKED SECURITIES (Cost $51,558,445)		$53,104,120

COMMON STOCKS – 0.0%
United States – 0.0%
Rescap Liquidating Trust (I)	5,054	25,775
TOTAL COMMON STOCKS (Cost $643,052)		$25,775

PREFERRED SECURITIES – 0.1%
United Kingdom – 0.1%
Nationwide Building Society,
10.250% (C)	1,940	424,604
TOTAL PREFERRED SECURITIES (Cost $410,172)		$424,604

ESCROW SHARES – 0.1%
United States – 0.1%
Lehman Brothers Holdings, Inc.
5.460%, 12/30/2016 (I)	4,100,000	166,050
5.625%, 01/24/2013 (I)	4,500,000	182,250
6.875%, 05/02/2018 (I)	2,100,000	86,520
TOTAL ESCROW SHARES (Cost $0)		$434,820

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 5-25-18;
Strike Price: $175.00; Notional
Amount: 62,000) (I)	62	969
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 5-25-18;
Strike Price: $182.00; Notional
Amount: 54,000) (I)	54	54
Over the Counter Option on the USD vs.
BRL (Expiration Date: 3-12-19; Strike
Price: $3.38; Counterparty: HSBC
Bank USA) (I)(J)	1,300,000	70,558
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America, N.A.) (I)(J)	2,119,000	9,474
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (I)(J)	1,705,000	7,623
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (I)(J)	2,587,000	11,598
		100,276
Puts – 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $108.00;
Notional Amount: 30,000) (I)	30	30
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $108.50;
Notional Amount: 265,000) (I)	265	265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $110.50;
Notional Amount: 14,000) (I)		14	$14
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $111.50;
Notional Amount: 2,000) (I)		2	2
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $105.70;
Notional Amount: 25,000) (I)		25	25
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $106.00;
Notional Amount: 460,000) (I)		460	460
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $106.50;
Notional Amount: 32,000) (I)		32	32
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $107.00;
Notional Amount: 18,000) (I)		18	141
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $107.25;
Notional Amount: 6,000) (I)		6	47
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $107.75;
Notional Amount: 1,000) (I)		1	8
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 5-25-18;
Strike Price: EUR 149.50; Notional
Amount: 17,600,000) (I)		176	2,352
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 5-25-18; Strike Price: $108.00;
Notional Amount: 101,000) (I)		101	101
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 5-25-18; Strike Price: $110.00;
Notional Amount: 163,000) (I)		163	163
Over the Counter Option on the AUD vs.
USD (Expiration Date: 2-5-19; Strike
Price: AUD 0.74; Counterparty: HSBC
Bank USA) (I)(J)		6,200,000	80,767
Over the Counter Option on the EUR vs.
USD (Expiration Date: 12-12-18;
Strike Price: EUR 1.19;
Counterparty: Deutsche Bank AG) (I)(J)		5,100,000	37,928
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-22-19; Strike
Price: EUR 1.20;
Counterparty: Deutsche Bank
AG) (I)(J)		2,700,000	29,711
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-5-19; Strike
Price: EUR 1.22;
Counterparty: Deutsche Bank
AG) (I)(J)		4,862,000	76,839
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-5-19; Strike
Price: EUR 1.22; Counterparty: HSBC
Bank USA) (I)(J)		681,000	10,762
Over the Counter Option on the GBP vs.
USD (Expiration Date: 5-4-18; Strike
Price: GBP 1.32;
Counterparty: Citibank N.A.) (I)(J)		2,650,000	390
Over the Counter Option on the USD vs.
BRL (Expiration Date: 3-12-19; Strike
Price: $3.38; Counterparty: HSBC
Bank USA) (I)(J)		1,300,000	62,127
			302,164
TOTAL PURCHASED OPTIONS (Cost $507,844)			$402,440

SHORT-TERM INVESTMENTS – 20.3%
Banker’s acceptance – 1.9%
Bank of Montreal
1.440%, 04/05/2018 *	CAD	800,000	620,769
1.467%, 04/04/2018 *		500,000	387,996
1.479%, 04/18/2018 *		400,000	310,217
1.482%, 04/02/2018 *		1,100,000	853,660
Canadian Imperial Bank of Commerce
1.466%, 04/16/2018 *		1,600,000	1,240,980
HSBC Bank Canada
1.491%, 04/04/2018 *		700,000	543,195
National Bank of Canada
1.440%, 04/05/2018 *		1,400,000	1,086,346
Royal Bank of Canada
1.419%, 04/05/2018 *		100,000	77,596
1.465%, 04/18/2018 *		100,000	77,554
1.477%, 04/06/2018 *		500,000	387,965
1.479%, 04/16/2018 *		700,000	542,929
The Bank of Nova Scotia
1.465%, 04/06/2018 *		500,000	387,965
1.466%, 04/05/2018 *		400,000	310,385
1.482%, 04/02/2018 *		1,900,000	1,474,504
Toronto Dominion Bank
1.464%, 04/20/2018 *		500,000	387,740
1.466%, 04/18/2018 *		300,000	232,663
1.467%, 04/16/2018 *		500,000	387,806
1.477%, 04/05/2018 *		1,500,000	1,163,942
1.479%, 04/04/2018 *		200,000	155,199
1.480%, 04/03/2018 *		200,000	155,205
			10,784,616
U.S. Government – 0.2%
U.S. Treasury Bill
1.388%, 04/19/2018 (A)*		$1,054,000	1,053,187
1.405%, 04/26/2018 (A)*		265,000	264,718
			1,317,905
Foreign government – 17.9%
Argentina Treasury Bill
2.746%, 07/13/2018 *		800,000	793,714
2.966%, 12/14/2018 *		2,300,000	2,251,963
Italy Buoni Ordinari del Tesoro
(0.670%), 04/30/2018 *	EUR	2,000,000	2,462,825
(0.464%), 04/30/2018 *		1,100,000	1,356,222
(0.443%), 04/30/2018 *		8,700,000	10,725,831
(0.420%), 04/30/2018 *		3,600,000	4,438,462
(0.403%), 04/30/2018 *		5,000,000	6,164,097
(0.402%), 04/30/2018 *		5,000,000	6,164,204
(0.399%), 04/30/2018 *		1,400,000	1,725,895
Japan Treasury Discount Bill
(0.355%), 04/09/2018 *	JPY	500,000,000	4,699,398

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS (continued)
Foreign government (continued)
(0.324%), 04/05/2018 *	JPY	90,000,000	$845,855
(0.217%), 05/21/2018 *		220,000,000	2,068,194
(0.208%), 06/04/2018 *		1,370,000,000	12,880,107
(0.195%), 06/11/2018 *		2,630,000,000	24,726,458
(0.160%), 05/21/2018 *		1,130,000,000	10,622,168
(0.152%), 06/18/2018 *		930,000,000	8,743,068
United Kingdom Treasury Bill
0.237%, 04/20/2018 *	GBP	1,300,000	1,823,673
			102,492,134
Repurchase agreement – 0.3%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $1,609,132 on 4-2-18,
collateralized by $1,670,000 Federal
National Mortgage Association,
1.500% due 6-22-20 (valued at
$1,643,594, including interest)		$1,609,000	1,609,000
TOTAL SHORT-TERM INVESTMENTS (Cost $114,691,912)			$116,203,655
Total Investments (Global Bond Trust)
(Cost $727,899,560) – 129.8%			$744,155,064
Other assets and liabilities, net – (29.8%)			(170,813,391)
TOTAL NET ASSETS – 100.0%			$573,341,673

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

CIBOR	Copenhagen Interbank Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,513,789 or 20.5% of the fund’s net assets as of 3-31-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Australian Treasury Bond Futures	19	Long	Jun 2018	$1,856,866	$1,891,492	$34,626
10-Year Canada Government Bond Futures	23	Long	Jun 2018	2,337,428	2,379,175	41,747
10-Year Japan Government Bond Futures	16	Long	Jun 2018	22,660,643	22,671,115	10,472
10-Year U.S. Treasury Note Futures	209	Long	Jun 2018	25,113,210	25,318,391	205,181
3-Month Sterling Futures	639	Long	Dec 2018	111,100,927	110,854,385	(246,542)
3-Year Australian Treasury Bond Futures	14	Long	Jun 2018	1,193,954	1,195,418	1,464
5-Year U.S. Treasury Note Futures	542	Long	Jun 2018	61,769,887	62,037,828	267,941
Euro-Buxl Futures	17	Long	Jun 2018	3,362,691	3,459,360	96,669
Eurodollar Futures	487	Long	Sep 2018	119,077,637	118,858,438	(219,199)
Eurodollar Futures	596	Long	Mar 2019	145,250,424	145,140,900	(109,524)
Eurodollar Futures	267	Long	Dec 2019	64,871,329	64,891,012	19,683
German Euro BOBL Futures	151	Long	Jun 2018	24,318,288	24,385,975	67,687
German Euro BUND Futures	176	Long	Jun 2018	34,076,223	34,526,025	449,802
Ultra U.S. Treasury Bond Futures	264	Long	Jun 2018	40,834,767	42,363,750	1,528,983
3-Month Sterling Futures	639	Short	Dec 2019	(110,820,766)	(110,563,017)	257,749
Euro-BTP Italian Government Bond Futures	161	Short	Jun 2018	(26,998,350)	(27,494,632)	(496,282)
Eurodollar Futures	487	Short	Sep 2019	(118,718,376)	(118,432,312)	286,064
Eurodollar Futures	596	Short	Mar 2020	(144,790,105)	(144,835,450)	(45,345)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Eurodollar Futures	267	Short	Dec 2020	(64,803,896)	(64,857,638)	$(53,742)
Euro-OAT Futures	136	Short	Jun 2018	(25,339,048)	(25,869,270)	(530,222)
U.K. Long Gilt Bond Futures	68	Short	Jun 2018	(11,615,997)	(11,717,525)	(101,528)
U.S. Treasury Long Bond Futures	116	Short	Jun 2018	(16,542,257)	(17,008,500)	(466,243)
						$999,441

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	1,823,000	USD	1,432,036	Bank of America, N.A.	5/15/2018	—	($31,825)
AUD	1,512,000	USD	1,175,595	Citibank N.A.	5/15/2018	—	(14,256)
AUD	12,059,000	USD	9,435,589	Goldman Sachs Bank USA	5/15/2018	—	(173,299)
AUD	1,182,000	USD	914,133	Royal Bank of Canada	5/15/2018	—	(6,261)
AUD	794,000	USD	619,955	BNP Paribas SA	8/20/2018	—	(9,764)
AUD	1,950,000	USD	1,549,665	HSBC Bank USA	12/6/2018	—	(49,675)
AUD	1,030,000	USD	818,850	HSBC Bank USA	2/7/2019	—	(26,041)
BRL	15,319,187	USD	4,702,743	BNP Paribas SA	4/3/2018	—	(62,604)
BRL	5,400,000	USD	1,660,517	Citibank N.A.	4/3/2018	—	(24,872)
BRL	1,220,625	USD	367,238	Credit Suisse International	4/3/2018	$2,486	—
BRL	13,772,147	USD	4,154,777	Goldman Sachs Bank USA	4/3/2018	16,768	—
BRL	7,333,179	USD	2,243,660	JPMorgan Chase Bank N.A.	4/3/2018	—	(22,461)
BRL	12,100,000	USD	3,640,412	Morgan Stanley Bank, N.A.	4/3/2018	24,645	—
BRL	6,700,000	USD	2,022,153	Goldman Sachs Bank USA	5/3/2018	2,352	—
BRL	1,158,784	USD	352,000	HSBC Bank USA	5/3/2018	—	(1,856)
CAD	4,607,000	USD	3,580,118	Goldman Sachs Bank USA	4/4/2018	—	(4,084)
CAD	774,000	USD	600,389	HSBC Bank USA	4/4/2018	403	—
CAD	14,076,000	USD	10,929,278	JPMorgan Chase Bank N.A.	4/4/2018	—	(3,239)
CAD	2,433,000	USD	1,886,238	JPMorgan Chase Bank N.A.	5/3/2018	3,370	—
CHF	3,475,000	USD	3,735,864	Credit Suisse International	5/15/2018	—	(88,765)
CNY	37,614,790	USD	5,920,698	Goldman Sachs Bank USA	6/20/2018	55,227	—
CNY	192,041	USD	30,624	HSBC Bank USA	6/20/2018	—	(114)
CNY	52,020,299	USD	8,229,872	Standard Chartered Bank	6/20/2018	34,681	—
COP	6,072,008,900	USD	2,120,448	JPMorgan Chase Bank	7/17/2018	43,823	—
CZK	14,289,000	USD	692,519	Bank of America, N.A.	5/7/2018	783	—
CZK	41,824,375	USD	2,013,800	Standard Chartered Bank London	5/7/2018	15,518	—
DKK	170,000	USD	26,069	BNP Paribas SA	4/3/2018	1,990	—
DKK	121,390,339	USD	20,090,349	Citibank N.A.	4/3/2018	—	(54,312)
DKK	39,720,000	USD	6,543,418	JPMorgan Chase Bank N.A.	4/3/2018	12,552	—
DKK	3,235,000	USD	519,116	UBS AG	4/3/2018	14,836	—
EUR	11,101,000	USD	13,681,135	Bank of America, N.A.	5/15/2018	18,021	—
EUR	52,526,769	USD	64,862,305	Goldman Sachs Bank USA	5/15/2018	—	(41,802)
EUR	3,237,000	USD	4,001,790	Standard Chartered Bank	5/15/2018	—	(7,180)
EUR	765,000	USD	964,053	Deutsche Bank AG London	12/14/2018	—	(3,366)
EUR	1,350,000	USD	1,697,936	Deutsche Bank AG London	1/24/2019	3,477	—
GBP	9,076,000	USD	12,764,582	Citibank N.A.	4/4/2018	—	(30,947)
GBP	4,073,000	USD	5,728,407	Goldman Sachs Bank USA	4/4/2018	—	(13,985)
GBP	200,000	USD	283,600	HSBC Bank USA	4/4/2018	—	(3,000)
GBP	11,660,000	USD	16,599,223	HSBC Bank USA	5/3/2018	—	(220,063)
HUF	132,259,000	USD	516,025	Citibank N.A.	5/7/2018	6,022	—
IDR	11,970,745,600	USD	866,378	HSBC Bank USA	6/20/2018	563	—
IDR	19,709,510,800	USD	1,421,427	Standard Chartered Bank London	6/20/2018	5,967	—
ILS	2,786,000	USD	821,556	Bank of America, N.A.	5/8/2018	—	(25,594)
INR	170,797,722	USD	2,620,903	UBS AG	6/20/2018	—	(18,809)
JPY	9,412,000,000	USD	87,209,451	Goldman Sachs Bank USA	5/15/2018	1,464,177	—
KRW	1,012,086,900	USD	891,000	Goldman Sachs Bank USA	4/24/2018	62,149	—
KRW	111,325,500	USD	99,000	BNP Paribas SA	4/27/2018	5,850	—
KRW	1,129,053,600	USD	1,002,000	JPMorgan Chase Bank	4/27/2018	61,383	—
KRW	1,124,500	USD	1,000	Morgan Stanley Bank, N.A.	4/27/2018	59	—
KRW	335,876,400	USD	316,000	BNP Paribas SA	4/30/2018	364	—
KRW	1,775,889,360	USD	1,666,000	JPMorgan Chase Bank	4/30/2018	6,719	—
KRW	1,395,142,800	USD	1,290,664	HSBC Bank USA	6/20/2018	25,297	—
KRW	7,588,722,157	USD	7,169,317	UBS AG	6/20/2018	—	(11,298)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
MXN	26,897,000	USD	1,438,502	BNP Paribas SA	5/10/2018	$32,578	—
MXN	303,212,718	USD	16,272,818	Citibank N.A.	5/10/2018	310,817	—
MXN	5,120,700	USD	260,000	HSBC Bank USA	3/14/2019	7,372	—
MYR	6,942,651	USD	1,767,027	Goldman Sachs Bank USA	6/20/2018	29,316	—
NOK	36,020,000	USD	4,591,628	Morgan Stanley Bank, N.A.	5/15/2018	9,171	—
NZD	5,689,000	USD	4,147,998	UBS AG	4/4/2018	—	($36,557)
PEN	887,956	USD	274,484	HSBC Bank USA	5/21/2018	320	—
PLN	582,000	USD	175,036	HSBC Bank USA	4/3/2018	—	(5,017)
PLN	582,000	USD	170,595	Citibank N.A.	7/6/2018	—	(257)
SEK	1,880,000	USD	231,266	Citibank N.A.	5/15/2018	—	(5,446)
SGD	1,475,285	USD	1,122,653	Standard Chartered Bank	6/20/2018	4,556	—
THB	50,420,878	USD	1,590,163	Standard Chartered Bank London	6/20/2018	26,495	—
TRY	13,635,624	USD	3,455,526	Citibank N.A.	5/22/2018	—	(49,533)
TRY	6,791,000	USD	1,749,999	UBS AG	5/22/2018	—	(53,700)
USD	164,889	AUD	208,000	Bank of America, N.A.	5/15/2018	5,128	—
USD	5,979,393	AUD	7,769,000	Citibank N.A.	5/15/2018	12,171	—
USD	2,304,469	BRL	7,659,593	BNP Paribas SA	4/3/2018	—	(15,601)
USD	1,624,646	BRL	5,400,000	Citibank N.A.	4/3/2018	—	(10,998)
USD	375,000	BRL	1,220,625	Credit Suisse International	4/3/2018	5,276	—
USD	4,213,845	BRL	13,772,147	Goldman Sachs Bank USA	4/3/2018	42,300	—
USD	2,206,264	BRL	7,333,179	JPMorgan Chase Bank N.A.	4/3/2018	—	(14,936)
USD	3,805,581	BRL	12,100,000	Morgan Stanley Bank, N.A.	4/3/2018	140,525	—
USD	2,344,642	BRL	7,659,593	BNP Paribas SA	5/3/2018	30,181	—
USD	260,000	BRL	877,500	HSBC Bank USA	3/14/2019	1,648	—
USD	2,325,978	CAD	3,000,000	UBS AG	4/2/2018	—	(2,582)
USD	155,059	CAD	200,000	UBS AG	4/3/2018	—	(181)
USD	386,120	CAD	500,000	Goldman Sachs Bank USA	4/4/2018	—	(1,988)
USD	6,091,125	CAD	7,687,000	HSBC Bank USA	4/4/2018	124,341	—
USD	1,446,492	CAD	1,856,000	JPMorgan Chase Bank N.A.	4/4/2018	5,833	—
USD	3,102,015	CAD	4,033,000	UBS AG	4/4/2018	—	(28,470)
USD	1,757,840	CAD	2,300,000	Citibank N.A.	4/5/2018	—	(27,497)
USD	1,471,491	CAD	1,900,000	Goldman Sachs Bank USA	4/5/2018	—	(3,352)
USD	772,222	CAD	1,000,000	Goldman Sachs Bank USA	4/6/2018	—	(4,027)
USD	995,929	CAD	1,300,000	HSBC Bank USA	4/16/2018	—	(13,393)
USD	1,146,470	CAD	1,500,000	JPMorgan Chase Bank N.A.	4/16/2018	—	(18,132)
USD	76,612	CAD	100,000	Citibank N.A.	4/18/2018	—	(1,031)
USD	535,849	CAD	700,000	HSBC Bank USA	4/18/2018	—	(7,653)
USD	382,687	CAD	500,000	HSBC Bank USA	4/20/2018	—	(5,544)
USD	9,695,297	CAD	12,473,000	JPMorgan Chase Bank N.A.	5/3/2018	8,048	—
USD	704,000	CZK	14,431,697	Royal Bank of Canada	5/7/2018	3,774	—
USD	22,484,437	DKK	141,015,133	Bank of America, N.A.	4/3/2018	—	(790,764)
USD	1,775,784	DKK	12,056,000	BNP Paribas SA	4/3/2018	—	(214,114)
USD	5,267,492	DKK	33,132,000	Citibank N.A.	4/3/2018	—	(201,098)
USD	2,412,762	DKK	16,463,000	Goldman Sachs Bank USA	4/3/2018	—	(304,532)
USD	19,837,108	DKK	119,060,339	Citibank N.A.	7/2/2018	52,696	—
USD	1,306,121	EUR	1,102,216	BNP Paribas SA	4/30/2018	—	(52,609)
USD	2,480,500	EUR	2,000,000	Citibank N.A.	4/30/2018	15,047	—
USD	10,381,775	EUR	8,717,001	Goldman Sachs Bank USA	4/30/2018	—	(363,901)
USD	5,855,978	EUR	5,009,841	Royal Bank of Canada	4/30/2018	—	(319,784)
USD	11,776,454	EUR	10,019,346	UBS AG	4/30/2018	—	(574,656)
USD	5,412,991	EUR	4,391,000	Citibank N.A.	5/15/2018	—	(5,709)
USD	2,519,223	EUR	2,027,000	Goldman Sachs Bank USA	5/15/2018	17,810	—
USD	963,833	EUR	765,000	Standard Chartered Bank	12/14/2018	3,146	—
USD	16,579,156	GBP	11,660,000	HSBC Bank USA	4/4/2018	220,167	—
USD	1,819,405	GBP	1,300,000	Barclays Bank PLC Wholesale	4/20/2018	—	(5,730)
USD	2,636,486	INR	172,736,000	Citibank N.A.	6/20/2018	4,862	—
USD	1,855,777	JPY	197,342,000	HSBC Bank USA	4/4/2018	1,029	—
USD	849,396	JPY	90,000,000	Bank of America, N.A.	4/5/2018	3,465	—
USD	4,731,466	JPY	500,000,000	Citibank N.A.	4/9/2018	30,662	—
USD	812,501	JPY	86,200,000	Bank of America, N.A.	5/15/2018	382	—
USD	769,660	JPY	81,400,000	Goldman Sachs Bank USA	5/15/2018	2,763	—
USD	2,071,957	JPY	220,000,000	Goldman Sachs Bank USA	5/21/2018	—	(1,652)
USD	10,664,603	JPY	1,130,000,000	Morgan Stanley Bank, N.A.	5/21/2018	13,791	—
USD	2,830,349	JPY	300,000,000	BNP Paribas SA	6/4/2018	—	(216)
USD	2,074,493	JPY	220,000,000	Citibank N.A.	6/4/2018	—	(1,255)
USD	2,548,612	JPY	270,000,000	JPMorgan Chase Bank N.A.	6/4/2018	1,104	—

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	5,467,585	JPY	580,000,000	UBS AG	6/4/2018	—	($4,841)
USD	2,184,385	JPY	230,000,000	HSBC Bank USA	6/11/2018	$13,144	—
USD	22,747,629	JPY	2,400,000,000	Morgan Stanley Bank, N.A.	6/11/2018	91,204	—
USD	8,839,598	JPY	930,000,000	UBS AG	6/18/2018	55,616	—
USD	1,414,000	KRW	1,514,040,500	Morgan Stanley Bank, N.A.	4/24/2018	—	(11,872)
USD	891,000	KRW	1,011,106,800	UBS AG	4/24/2018	—	(61,226)
USD	2,923,000	KRW	3,188,210,600	JPMorgan Chase Bank	4/27/2018	—	(79,770)
USD	842,099	MXN	15,907,000	BNP Paribas SA	5/10/2018	—	(27,903)
USD	4,171,446	NZD	5,689,000	JPMorgan Chase Bank N.A.	4/4/2018	60,005	—
USD	4,147,349	NZD	5,689,000	UBS AG	5/3/2018	36,233	—
USD	351,033	PEN	1,146,999	Citibank N.A.	5/21/2018	—	(3,939)
USD	23,703,915	SEK	190,175,000	Goldman Sachs Bank USA	5/29/2018	837,741	—
USD	57,000	TRY	223,469	Goldman Sachs Bank USA	4/16/2018	595	—
USD	86,000	TRY	337,653	Deutsche Bank AG London	4/24/2018	981	—
USD	388,035	TRY	1,557,000	Citibank N.A.	5/22/2018	—	(882)
ZAR	1,572,000	USD	128,832	Standard Chartered Bank	5/8/2018	3,317	—
						$4,155,092	($4,281,820)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Euro BUND Futures	EUR	160.00	May 2018	34	3,400,000	$17,338	$(25,938)
						$17,338	$(25,938)
Puts
Euro BOBL Futures	EUR	129.50	May 2018	160	16,000,000	33,687	(3,937)
Euro BUND Futures	EUR	156.50	May 2018	34	3,400,000	12,711	(6,275)
						$46,398	$(10,212)
						$63,736	$(36,150)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus Canadian Dollar	Goldman Sachs Bank USA	AUD	1.02	Jun 2018	2,700,000	$15,870	$(6,435)
Australian Dollar versus Canadian Dollar	JPMorgan Chase Bank	AUD	1.02	Jun 2018	3,195,000	14,003	(7,615)
Australian Dollar versus U.S. Dollar	Credit Suisse International	AUD	0.80	Aug 2018	1,048,000	20,071	(6,385)
Australian Dollar versus U.S. Dollar	Morgan Stanley Bank, N.A.	AUD	0.80	Aug 2018	1,266,000	24,427	(7,714)
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.83	Dec 2018	6,200,000	80,699	(32,410)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Jan 2019	2,700,000	37,533	(30,388)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.36	Feb 2019	4,862,000	70,593	(41,985)
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.36	Feb 2019	681,000	9,888	(5,881)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	19.69	Mar 2019	1,300,000	69,875	(54,405)
U.S. Dollar versus Turkish Lira	Goldman Sachs Bank USA	USD	4.00	Apr 2018	271,000	1,485	(1,565)
U.S. Dollar versus Turkish Lira	Deutsche Bank AG	USD	3.99	Apr 2018	336,000	2,520	(3,042)
						$346,964	$(197,825)
Puts
Australian Dollar versus Canadian Dollar	Goldman Sachs Bank USA	AUD	0.96	Jun 2018	2,700,000	14,920	(9,361)
Australian Dollar versus Canadian Dollar	JPMorgan Chase Bank	AUD	0.96	Jun 2018	3,195,000	16,439	(11,077)
Australian Dollar versus U.S. Dollar	Credit Suisse International	AUD	0.80	Aug 2018	1,048,000	22,657	(34,880)
Australian Dollar versus U.S. Dollar	Morgan Stanley Bank, N.A.	AUD	0.80	Aug 2018	1,266,000	27,009	(42,136)
British Pound versus U.S. Dollar	Citibank NA	GBP	1.29	May 2018	4,442,000	45,155	(150)
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	CAD	76.70	Jun 2018	2,800,000	36,804	(7,524)
U.S. Dollar versus Canadian Dollar	Deutsche Bank AG	USD	1.23	Apr 2018	3,000,000	13,980	(3)
U.S. Dollar versus Korean Won	Goldman Sachs Bank USA	USD	1,075.00	Apr 2018	387,000	7,210	(6,345)
U.S. Dollar versus Korean Won	BNP Paribas SA	USD	1,075.00	Apr 2018	307,000	6,493	(5,215)
U.S. Dollar versus Korean Won	JPMorgan Chase Bank	USD	1,075.00	Apr 2018	13,000	266	(221)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	19.69	Mar 2019	1,300,000	69,875	(90,207)
						$260,808	$(207,119)
						$607,772	$(404,944)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Foreign currency options (continued)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU28	Buy	0.475%	Apr 2018	EUR	18,500,000	$15,393	$(6,854)
								$15,393	$(6,854)
Puts
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU28	Sell	0.700%	Apr 2018	EUR	18,500,000	21,094	(1,869)
	Credit Suisse Securities
5-Year Credit Default Swap	USA LLC	CDX.O.IG29	Sell	0.800%	May 2018	USD	1,400,000	1,925	(703)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.850%	May 2018	USD	900,000	819	(631)
5-Year Credit Default Swap	BNP Paribas	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	1,700,000	2,573	(2,191)
5-Year Credit Default Swap	Citibank NA	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	800,000	940	(1,031)
5-Year Credit Default Swap	Goldman Sachs International	CDX.O.IG30	Sell	0.850%	Jun 2018	USD	1,000,000	1,600	(1,518)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	1,400,000	1,766	(1,805)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	900,000	990	(1,160)
5-Year Credit Default Swap	Barclays Bank PLC London	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	600,000	1,032	(843)
5-Year Credit Default Swap	Deutsche Bank Securities, Inc.	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	800,000	1,330	(1,124)
								$34,069	$(12,875)
								$49,462	$(19,729)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Index Initial)) or $0	Sep 2020	USD	2,000,000	$25,800	—
							$25,800	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
BNP-Paribas SA	5,938,500,000	KRW	Fixed 2.030%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$125,326	$125,326
JPMorgan Chase	6,594,300,000	KRW	Fixed 1.993%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	166,955	166,955
								—	$229,665	$229,665
				USD Federal Funds H.15
Centrally cleared	70,800,000	USD	Fixed 1.724%	OIS COMPOUND	At Maturity	At Maturity	Sep 2018	—	27,336	27,336
Centrally cleared	70,800,000	USD	USD LIBOR BBA	Fixed 1.945%	Quarterly	Quarterly	Sep 2018	—	(63,241)	(63,241)
Centrally cleared	324,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Apr 2019	$(266,594)	(890,669)	(1,157,263)
Centrally cleared	64,300,000	CAD	CAD BA CDOR	Fixed 1.400%	Semi-Annual	Semi-Annual	Sep 2019	(94,487)	(393,806)	(488,293)
Centrally cleared	52,100,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	11,085	(90,497)	(79,412)
Centrally cleared	41,600,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Dec 2019	60,595	(19,051)	41,544
Centrally cleared	84,100,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	92,422	6,453	98,875
Centrally cleared	14,400,000	USD	1 Month LIBOR + 0.117%	3 Month LIBOR	Quarterly	Quarterly	Mar 2020	—	625	625
Centrally cleared	324,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2020	182,341	1,053,136	1,235,477
Centrally cleared	68,000,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	1,331,110	(171,030)	1,160,080
Centrally cleared	52,100,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	148,027	95,048	243,075
Centrally cleared	21,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2020	840	19,079	19,919
Centrally cleared	11,200,000	GBP	GBP LIBOR BBA	Fixed 1.250%	Semi-Annual	Semi-Annual	Sep 2020	(861)	(1,722)	(2,583)
Centrally cleared	41,600,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2020	(65,323)	(3,518)	(68,841)
Centrally cleared	7,000,000	USD	1 Month LIBOR + 0.084%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	9,398	9,398
Centrally cleared	4,900,000	USD	1 Month LIBOR + 0.070%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	—	9,322	9,322
Centrally cleared	25,500,000	USD	1 Month LIBOR + 0.085%	3 Month LIBOR	Quarterly	Quarterly	Jun 2022	(1,613)	33,772	32,159
Centrally cleared	31,600,000	MXN	MXN TIIE Banxico	Fixed 5.825%	Monthly	Monthly	Jan 2023	(138,848)	25,172	(113,676)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	18,600,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	$92,122	$449,464	$541,586
Centrally cleared	165,700,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	32,245	14,909	47,154
Centrally cleared	34,000,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	1,289,142	(136,294)	1,152,848
Centrally cleared	21,700,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Quarterly	Jun 2023	24,732	75,198	99,930
Centrally cleared	7,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(1,565)	(39,472)	(41,037)
Centrally cleared	37,800,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Sep 2023	(215,863)	217,975	2,112
Centrally cleared	54,200,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	1,143,176	1,404,572	2,547,748
Centrally cleared	14,000,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	321,092	277,664	598,756
Centrally cleared	1,430,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	15,611	(49,240)	(33,629)
Centrally cleared	21,400,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	336,221	(755,058)	(418,837)
Centrally cleared	80,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jan 2028	812	(6,149)	(5,337)
Centrally cleared	120,000,000	JPY	Fixed 0.351%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	—	(7,331)	(7,331)
Centrally cleared	220,000,000	JPY	Fixed 0.301%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	13,709	(16,692)	(2,983)
Centrally cleared	250,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	253	(15,904)	(15,651)
Centrally cleared	650,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	44,651	(48,054)	(3,403)
Centrally cleared	130,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	2,118	(10,378)	(8,260)
Centrally cleared	140,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(133)	(11,256)	(11,389)
Centrally cleared	5,800,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Jun 2028	(379,340)	86,441	(292,899)
Centrally cleared	400,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Quarterly	Jun 2028	(2,847)	2,477	(370)
Centrally cleared	6,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	68,466	(33,417)	35,049
Centrally cleared	24,050,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	337,497	202,006	539,503
Centrally cleared	650,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(16,581)	(32,863)	(49,444)
Centrally cleared	1,740,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	251,441	2,244,504	2,495,945
Centrally cleared	21,800,000	USD	Fixed 2.098%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2041	172,723	342,522	515,245
Centrally cleared	10,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2044	(3,235)	(13,447)	(16,682)
Centrally cleared	560,000,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(1,628,730)	682,989	(945,741)
Centrally cleared	1,600,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2046	(143,524)	338,381	194,857
Centrally cleared	9,400,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(362,963)	529,663	166,700
Centrally cleared	500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	49,287	(10,050)	39,237
Centrally cleared	2,100,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	56,323	(46,719)	9,604
Centrally cleared	2,400,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(126,171)	(70,224)	(196,395)
Centrally cleared	1,950,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(95,277)	(64,294)	(159,571)
Centrally cleared	15,400,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	296,256	(225,827)	70,429
Centrally cleared	4,300,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(56,548)	(56,548)
Centrally cleared	1,200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	(15,172)	(15,172)
								$2,830,342	$4,912,799	$7,743,141
								$2,830,342	$5,142,464	$7,972,806

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	Starwood Hotels &
Bank of America N.A.	Resorts Worldwide, Inc.	3,000,000	USD	$3,000,000	1.490%	Quarterly	Jun 2018	—	$(11,081)	$(11,081)
Bank of America N.A.	Government of Japan	300,000	USD	300,000	1.000%	Quarterly	Jun 2022	$(8,863)	(1,302)	(10,165)
Barclays Capital	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(44,712)	(6,111)	(50,823)
	Credit Suisse
BNP Paribas	Group, Ltd.	2,700,000	EUR	2,933,686	1.000%	Quarterly	Jun 2022	36,561	(74,252)	(37,691)
BNP Paribas	Commerzbank AG	1,200,000	EUR	1,307,340	1.000%	Quarterly	Jun 2022	52,879	(33,003)	19,876
BNP Paribas	Government of Japan	2,300,000	USD	2,300,000	1.000%	Quarterly	Jun 2022	(69,103)	(8,826)	(77,929)
Citibank N.A	Government of Japan	600,000	USD	600,000	1.000%	Quarterly	Jun 2022	(17,800)	(2,529)	(20,329)
Goldman Sachs
International	Government of Japan	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(44,778)	(6,045)	(50,823)
HSBC	Government of Japan	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2022	(56,018)	(8,358)	(64,376)
				$15,341,026				$(151,834)	$(151,507)	$(303,341)
Centrally cleared	Ally Financial, Inc.	1,300,000	USD	1,300,000	5.000%	Quarterly	Jun 2018	(10,456)	(6,120)	(16,576)
Centrally cleared	Pfizer Inc.	1,000,000	USD	1,000,000	1.000%	Quarterly	Dec 2020	(19,376)	(2,607)	(21,983)
Centrally cleared	Altria Group, Inc.	1,500,000	USD	1,500,000	1.000%	Quarterly	Dec 2020	(28,929)	(4,746)	(33,675)
	UnitedHealth
Centrally cleared	Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(20,205)	(3,495)	(23,700)
Centrally cleared	Reynolds American, Inc.	1,600,000	USD	1,600,000	1.000%	Quarterly	Dec 2020	(31,686)	(3,254)	(34,940)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	Koninklijke DSM NV	1,000,000	EUR	$1,072,765	1.000%	Quarterly	Dec 2020	$(20,715)	$(8,575)	$(29,290)
Centrally cleared	Bayer AG	500,000	EUR	534,100	1.000%	Quarterly	Dec 2020	(7,316)	(6,858)	(14,174)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,412)	(2,048)	(4,460)
Centrally cleared	Fortum OYJ	200,000	EUR	212,510	1.000%	Quarterly	Dec 2020	(2,336)	(2,955)	(5,291)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(4,766)	(3,581)	(8,347)
Centrally cleared	BASF SE	400,000	EUR	425,960	1.000%	Quarterly	Dec 2020	(7,520)	(4,403)	(11,923)
	iTraxx Europe Series 28
Centrally cleared	Version 1	16,000,000	EUR	19,739,196	1.000%	Quarterly	Dec 2022	(417,610)	(40,809)	(458,419)
Centrally cleared	CDX.NA.IG.29	20,000,000	USD	20,000,000	1.000%	Quarterly	Dec 2022	(388,594)	10,074	(378,520)
				$49,019,706				$(961,921)	$(79,377)	$(1,041,298)
				$64,360,732				$(1,113,755)	$(230,884)	$(1,344,639)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A	Shire PLC	1.141%	200,000	EUR	$212,750	1.000%	Quarterly	Dec 2021	$(5,478)	$4,283	$(1,195)
Credit Suisse	Exelon Generation Company LLC	0.681%	1,500,000	USD	1,500,000	1.000%	Quarterly	Jun 2022	(33,323)	52,896	19,573
JPMorgan Chase Bank N.A	A.P. Moller - Maersk A/S	0.852%	1,300,000	EUR	1,534,064	1.000%	Quarterly	Jun 2022	(6,265)	16,765	10,500
					$3,246,814				$(45,066)	$73,944	$28,878
Centrally cleared	Daimler AG	0.298%	200,000	EUR	245,260	1.000%	Quarterly	Dec 2020	3,230	1,626	4,856
Centrally cleared	CDX.EM.29	1.370%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2023	(20,660)	1,709	(18,951)
Centrally cleared	Telecom Italia SpA	1.719%	400,000	EUR	448,600	1.000%	Quarterly	Jun 2024	(26,588)	5,836	(20,752)
Centrally cleared	Royal Dutch Shell PLC	0.679%	700,000	EUR	738,745	1.000%	Quarterly	Dec 2026	(17,686)	41,249	23,563
					$2,532,605				$(61,704)	$50,420	$(11,284)
					$5,779,419				$(106,770)	$124,364	$17,594

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW plus	Month USD LIBOR based
	0.362% based on the	on the notional amount of
	notional amount of the	the currency delivered
	currency received		Quarterly	Sep 2027	AUD	3,100,000	2,457,370	$11,160	$(90,272)	$(79,112)
BNP Paribas	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW plus	Month USD LIBOR based
	0.368% based on the	on the notional amount of
	notional amount of the	the currency delivered
	currency received		Quarterly	Oct 2027	AUD	1,900,000	1,496,630	(4,750)	(33,931)	(38,681)
Deutsche Bank AG	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR based
	0.055% based on the	on the notional amount of
	notional amount of the	the currency delivered
	currency received		Quarterly	Oct 2026	GBP	800,000	976,000	3,639	134,217	137,856
Morgan Stanley Captial Services	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW plus	Month USD LIBOR based
	0.368% based on the	on the notional amount of
	notional amount of the	the currency delivered
	currency received		Quarterly	Oct 2027	AUD	674,000	527,135	2,157	(12,106)	(9,949)
Royal Bank of Scotland	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR less	Month USD LIBOR based
	0.055% based on the	on the notional amount of
	notional amount of the	the currency delivered
	currency received		Quarterly	Oct 2026	GBP	1,500,000	1,830,300	44,025	214,155	258,180
								$56,231	$212,063	$268,294

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Trust (continued)

Volatility swaps

									Unamortized
									upfront
								Volatility	payment	Unrealized
	Reference		Notional	USD notional	Pay/receive	Payment	Maturity	strike	paid	appreciation
Counterparty (OTC)	entity	Currency	amount	amount	variance	frequency	date	rate	(received)	(depreciation)	Value
Deutsche Bank AG	USD versus CHF	CHF	4,000	$4,033	Pay	At Maturity	Jun 2019	9.000%	—	$(4,822)	$(4,822)
Deutsche Bank AG	EUR versus CHF	CHF	4,000	4,033	Receive	At Maturity	Jun 2019	6.800%	—	4,733	4,733
Deutsche Bank AG	EUR versus CHF	CHF	6,000	6,088	Receive	At Maturity	Jun 2019	6.750%	—	6,676	6,676
Deutsche Bank AG	USD versus CHF	CHF	6,000	6,088	Pay	At Maturity	Jun 2019	9.000%	—	(7,162)	(7,162)
				$20,242					—	$ (575)	$ (575)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Global Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.6%
Canada – 2.6%
Barrick Gold Corp.	143,660	$1,788,567
Husky Energy, Inc.	120,630	1,726,563
Wheaton Precious Metals Corp.	115,029	2,343,704
		5,858,834

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China – 3.7%
Baidu, Inc., ADR (A)	16,160	$3,606,750
China Life Insurance Company, Ltd.,
H Shares	979,710	2,739,064
China Telecom Corp., Ltd., ADR (B)	42,120	1,873,498
China Telecom Corp., Ltd., H Shares	356,900	158,297
		8,377,609
Denmark – 0.5%
Vestas Wind Systems A/S (B)	17,050	1,219,961
France – 6.2%
AXA SA	117,855	3,132,944
BNP Paribas SA	43,238	3,206,564
Cie de Saint-Gobain	22,010	1,162,240
Credit Agricole SA	104,968	1,711,506
Sanofi	24,574	1,971,822
Veolia Environnement SA	122,490	2,910,045
		14,095,121
Germany – 3.1%
Innogy SE (C)	49,540	2,348,163
Merck KGaA	20,692	1,985,357
Siemens AG	21,949	2,800,636
		7,134,156
Hong Kong – 2.0%
China Mobile, Ltd.	104,750	960,075
CK Hutchison Holdings, Ltd.	193,080	2,319,908
Kunlun Energy Company, Ltd.	1,209,830	1,050,700
Value Partners Group, Ltd. (B)	342,600	322,810
		4,653,493
India – 0.8%
Hero MotoCorp, Ltd.	32,200	1,753,442
Ireland – 2.1%
Bank of Ireland Group PLC (A)	74,700	654,589
Medtronic PLC	18,300	1,468,026
Perrigo Company PLC	32,350	2,696,049
		4,818,664
Israel – 1.8%
Teva Pharmaceutical Industries, Ltd.,
ADR (B)	237,610	4,060,755
Italy – 1.7%
Eni SpA	224,262	3,950,438
Japan – 5.8%
Mitsui Fudosan Company, Ltd.	45,000	1,086,356
Nissan Motor Company, Ltd. (B)	169,300	1,747,539
Panasonic Corp.	228,570	3,282,378
Ryohin Keikaku Company, Ltd.	3,180	1,062,409
Seven & i Holdings Company, Ltd.	29,400	1,259,271
SoftBank Group Corp.	26,210	1,955,037
Sumitomo Metal Mining Company, Ltd.	13,790	570,377
Suntory Beverage & Food, Ltd.	40,300	1,961,825
Taiheiyo Cement Corp.	9,900	355,602
		13,280,794
Luxembourg – 1.6%
SES SA (B)	272,710	3,691,399
Netherlands – 5.9%
Aegon NV	484,876	3,271,374
Akzo Nobel NV	29,982	2,832,790
ING Groep NV	65,216	1,100,535
QIAGEN NV (A)	34,421	1,112,775
Royal Dutch Shell PLC, B Shares	159,355	5,127,783
		13,445,257
Portugal – 0.8%
Galp Energia SGPS SA	94,926	1,790,183
Russia – 0.5%
MMC Norilsk Nickel PJSC, ADR	60,659	1,134,323
Singapore – 1.8%
Singapore Telecommunications, Ltd.	1,546,550	3,994,275
South Korea – 4.3%
Hyundai Motor Company	10,540	1,422,968
KB Financial Group, Inc., ADR	58,548	3,392,271
Samsung Electronics Company, Ltd.	2,180	5,093,518
		9,908,757
Spain – 0.7%
Telefonica SA	167,644	1,660,827
Sweden – 1.8%
Arjo AB, B Shares (A)	138,964	406,149
Getinge AB, B Shares	138,964	1,582,469
Telefonaktiebolaget LM Ericsson, B
Shares (B)	325,867	2,075,108
		4,063,726
Switzerland – 2.7%
Roche Holding AG	12,842	2,945,918
UBS Group AG (A)	183,290	3,229,373
		6,175,291
Taiwan – 0.4%
Catcher Technology Company, Ltd.	78,520	986,989
Thailand – 1.3%
Bangkok Bank PCL	311,130	2,138,256
Bangkok Bank PCL, NVDR	126,340	802,655
		2,940,911
United Kingdom – 10.4%
BAE Systems PLC	457,904	3,746,422
Barclays PLC	460,090	1,344,429
BP PLC	552,738	3,728,266
HSBC Holdings PLC	359,799	3,400,983
Kingfisher PLC	867,666	3,559,419
Man Group PLC	393,365	948,550
Standard Chartered PLC	414,528	4,154,540
Vodafone Group PLC	998,831	2,732,826
		23,615,435
United States – 33.1%
Advance Auto Parts, Inc.	27,350	3,242,341
Allergan PLC	25,608	4,309,570
Ally Financial, Inc.	26,390	716,489
Alphabet, Inc., Class A (A)	2,680	2,779,535
American International Group, Inc.	38,030	2,069,593
AmerisourceBergen Corp.	28,690	2,473,365
Amgen, Inc.	6,158	1,049,816
Apache Corp.	57,340	2,206,443
Apple, Inc.	19,210	3,223,054
Capital One Financial Corp.	31,060	2,976,169
Cardinal Health, Inc.	35,190	2,205,709
Celgene Corp. (A)	10,090	900,129
Cisco Systems, Inc.	13,190	565,719
Citigroup, Inc.	71,170	4,803,975
Comcast Corp., Class A	76,850	2,625,965
CommScope Holding Company, Inc. (A)	31,780	1,270,247
ConocoPhillips	59,440	3,524,198
Coty, Inc., Class A	162,906	2,981,180
DXC Technology Company	11,231	1,129,052
Eli Lilly & Company	30,870	2,388,412
Gilead Sciences, Inc.	46,960	3,540,314
Helmerich & Payne, Inc. (B)	26,650	1,773,824
JPMorgan Chase & Co.	22,070	2,427,038
Mattel, Inc. (B)	114,050	1,499,758
Microsoft Corp.	25,100	2,290,877

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Global Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Navistar International Corp. (A)	74,730	$2,613,308
NetScout Systems, Inc. (A)	1,000	26,350
Oracle Corp.	91,860	4,202,595
Twenty-First Century Fox, Inc., Class A	99,660	3,656,525
United Parcel Service, Inc., Class B	21,540	2,254,376
Voya Financial, Inc.	26,846	1,355,723
Walgreens Boots Alliance, Inc.	35,990	2,356,265
		75,437,914
TOTAL COMMON STOCKS (Cost $200,155,579)		$218,048,554

CORPORATE BONDS – 0.5%
United States – 0.5%
Chesapeake Energy Corp.
8.000%, 12/15/2022 (B)(C)	$1,007,000	1,062,385
TOTAL CORPORATE BONDS (Cost $987,853)		$1,062,385

SECURITIES LENDING COLLATERAL – 5.9%
John Hancock Collateral Trust,
1.8276% (D)(E)	1,336,639	13,368,797
TOTAL SECURITIES LENDING COLLATERAL (Cost
$13,370,758)		$13,368,797

SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note
1.400%, 04/02/2018 *	$5,800,000	5,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,799,774)		$5,800,000
Total Investments (Global Trust)
(Cost $220,313,964) – 104.5%		$238,279,736
Other assets and liabilities, net – (4.5%)		(10,211,079)
TOTAL NET ASSETS – 100.0%		$228,068,657

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $13,085,311.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Health Sciences Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
Jand, Inc., Class A (A)(B)(C)	14,867	$233,665
Consumer staples – 0.5%
Food and staples retailing – 0.5%
CVS Health Corp.	25,600	1,592,576
Health care – 98.3%
Biotechnology – 39.1%
AbbVie, Inc.	40,178	3,802,848
Abcam PLC	21,710	377,049
Abeona Therapeutics, Inc. (C)	14,750	211,663
Acceleron Pharma, Inc. (C)	24,700	965,770
Acerta Pharma BV, Class B (A)(C)	4,276,305	360,920
Achaogen, Inc. (C)	18,588	240,715
Achillion Pharmaceuticals, Inc. (C)	92,514	343,227
Aevi Genomic Medicine, Inc. (C)	22,768	45,764
Agios Pharmaceuticals, Inc. (C)	23,136	1,892,062
Aimmune Therapeutics, Inc. (C)	29,735	946,465
Alder Biopharmaceuticals, Inc. (C)	21,000	266,700
Alexion Pharmaceuticals, Inc. (C)	45,254	5,044,011
Alkermes PLC (C)	17,972	1,041,657
Alnylam Pharmaceuticals, Inc. (C)	42,785	5,095,694
Amarin Corp. PLC, ADR (C)	39,744	119,629
Amgen, Inc.	18,000	3,068,640
Amicus Therapeutics, Inc. (C)	45,717	687,584
AnaptysBio, Inc. (C)	4,000	416,320
Aquinox Pharmaceuticals, Inc. (C)	35,500	499,840
Arcus Biosciences, Inc. (C)	13,034	201,245
Argenx SE, ADR (C)	13,365	1,075,081
ARMO BioSciences, Inc. (C)	5,492	205,456
Array BioPharma, Inc. (C)	54,654	891,953
Ascendis Pharma A/S, ADR (C)	17,291	1,130,831
Atara Biotherapeutics, Inc. (C)	18,812	733,668
Audentes Therapeutics, Inc. (C)	22,725	682,886
Avexis, Inc. (C)	4,565	564,143
BeiGene, Ltd., ADR (C)	12,182	2,046,576
Biogen, Inc. (C)	18,656	5,108,386
BioMarin Pharmaceutical, Inc. (C)	30,413	2,465,582
Bluebird Bio, Inc. (C)	21,569	3,682,907
Blueprint Medicines Corp. (C)	22,460	2,059,582
Cara Therapeutics, Inc. (C)	9,300	115,134
Catalyst Biosciences, Inc. (C)	1,800	46,440
Celgene Corp. (C)	14,332	1,278,558
ChemoCentryx, Inc. (C)	9,200	125,120
Coherus Biosciences, Inc. (C)	7,884	87,118
Corvus Pharmaceuticals, Inc. (C)	14,503	167,220
CytomX Therapeutics, Inc. (C)	12,100	344,245
Denali Therapeutics, Inc. (C)	7,200	141,768
Dyax Corp. (B)(C)	62,700	197,505
Editas Medicine, Inc. (C)	9,534	316,052
Enanta Pharmaceuticals, Inc. (C)	5,949	481,334
Erytech Pharma SA (C)	2,568	53,820
Exelixis, Inc. (C)	73,095	1,619,054
Fate Therapeutics, Inc. (C)	20,600	201,056
FibroGen, Inc. (C)	17,547	810,671
Five Prime Therapeutics, Inc. (C)	8,946	153,692
G1 Therapeutics, Inc. (C)	11,701	433,522
Gilead Sciences, Inc.	58,567	4,415,366
Global Blood Therapeutics, Inc. (C)	14,537	702,137
GlycoMimetics, Inc. (C)	20,354	330,345
Homology Medicines, Inc. (C)	10,030	187,561
ImmunoGen, Inc. (C)	25,500	268,260
Immunomedics, Inc. (C)	78,000	1,139,580
Incyte Corp. (C)	56,400	4,699,812
Insmed, Inc. (C)	93,911	2,114,876
Ionis Pharmaceuticals, Inc. (C)	10,570	465,926
Iovance Biotherapeutics, Inc. (C)	34,700	586,430
Ironwood Pharmaceuticals, Inc. (C)	80,870	1,247,824
Loxo Oncology, Inc. (C)	14,940	1,723,628
MacroGenics, Inc. (C)	16,111	405,353
Madrigal Pharmaceuticals, Inc. (C)	3,700	432,123
Merus NV (C)	6,900	127,857

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Minerva Neurosciences, Inc. (C)	23,376	$146,100
Mirati Therapeutics, Inc. (C)	3,700	113,590
Myovant Sciences, Ltd. (C)	9,812	208,701
Neurocrine Biosciences, Inc. (C)	59,172	4,907,134
NewLink Genetics Corp. (C)	9,000	65,250
Ovid Therapeutics, Inc. (C)	6,393	45,199
Proteostasis Therapeutics, Inc. (C)	9,700	46,075
Prothena Corp. PLC (C)	32,698	1,200,344
Radius Health, Inc. (C)	26,415	949,355
Regeneron Pharmaceuticals, Inc. (C)	9,700	3,340,292
REGENXBIO, Inc. (C)	5,100	152,235
Rhythm Pharmaceuticals, Inc. (C)	2,821	56,138
Rocket Pharmaceuticals, Inc. (C)	9,062	169,913
Sage Therapeutics, Inc. (C)	44,393	7,150,381
Sarepta Therapeutics, Inc. (C)	32,400	2,400,516
Seattle Genetics, Inc. (C)	29,040	1,519,954
Shire PLC, ADR	21,580	3,223,836
Spark Therapeutics, Inc. (C)	28,983	1,929,978
TESARO, Inc. (C)	13,700	782,818
Tocagen, Inc. (C)	8,235	97,585
Ultragenyx Pharmaceutical, Inc. (C)	20,304	1,035,301
Vertex Pharmaceuticals, Inc. (C)	61,272	9,986,111
Vital Therapies, Inc. (C)	11,100	75,480
Xencor, Inc. (C)	38,797	1,163,134
Zai Lab, Ltd., ADR (C)	7,725	164,929
Zeneca, Inc. (B)(C)	13,151	8,088
		112,632,678
Health care equipment and supplies – 20.4%
Align Technology, Inc. (C)	7,901	1,984,178
AtriCure, Inc. (C)	10,005	205,303
Becton, Dickinson and Company	60,187	13,042,523
Danaher Corp.	49,900	4,885,709
DexCom, Inc. (C)	16,939	1,256,196
GenMark Diagnostics, Inc. (C)	81,734	444,633
Glaukos Corp. (C)	12,675	390,770
Hologic, Inc. (C)	99,600	3,721,056
Insulet Corp. (C)	4,100	355,388
Intuitive Surgical, Inc. (C)	30,304	12,510,400
K2M Group Holdings, Inc. (C)	34,579	655,272
Lantheus Holdings, Inc. (C)	48,924	777,892
Medtronic PLC	19,474	1,562,197
Penumbra, Inc. (C)	5,129	593,169
Quidel Corp. (C)	19,729	1,022,159
Stryker Corp.	44,656	7,186,044
Teleflex, Inc.	9,400	2,396,812
The Cooper Companies, Inc.	11,635	2,662,204
West Pharmaceutical Services, Inc.	21,883	1,932,050
Wright Medical Group NV (C)	57,120	1,133,261
		58,717,216
Health care providers and services – 19.2%
Acadia Healthcare Company, Inc. (C)	24,816	972,291
Aetna, Inc.	12,793	2,162,017
Anthem, Inc.	32,000	7,030,400
Centene Corp. (C)	46,806	5,002,157
Cigna Corp.	35,060	5,880,964
DaVita, Inc. (C)	13,226	872,122
Envision Healthcare Corp. (C)	9,209	353,902
Express Scripts Holding Company (C)	7,000	483,560
HCA Healthcare, Inc.	41,807	4,055,279
Humana, Inc.	16,146	4,340,529
McKesson Corp.	11,336	1,596,902
Molina Healthcare, Inc. (C)	13,809	1,121,015
UnitedHealth Group, Inc.	89,900	19,238,600
Universal Health Services, Inc., Class B	9,453	1,119,330
WellCare Health Plans, Inc. (C)	6,300	1,219,869
		55,448,937
Health care technology – 1.0%
athenahealth, Inc. (C)	14,416	2,061,920
HTG Molecular Diagnostics, Inc. (C)	40,059	145,014
Teladoc, Inc. (C)	18,500	745,550
		2,952,484
Life sciences tools and services – 5.9%
Agilent Technologies, Inc.	95,300	6,375,570
Bruker Corp.	36,502	1,092,140
Illumina, Inc. (C)	6,726	1,590,161
Mettler-Toledo International, Inc. (C)	2,254	1,296,118
Quanterix Corp. (C)	17,400	296,496
Thermo Fisher Scientific, Inc.	31,000	6,400,260
		17,050,745
Pharmaceuticals – 12.7%
Allergan PLC	21,625	3,639,271
Assembly Biosciences, Inc. (C)	3,600	176,904
Astellas Pharma, Inc.	77,600	1,186,968
AstraZeneca PLC, ADR	98,600	3,448,042
Bayer AG	9,550	1,076,607
Bristol-Myers Squibb Company	58,544	3,702,908
Chugai Pharmaceutical Company, Ltd.	28,200	1,431,667
Cymabay Therapeutics, Inc. (C)	13,900	180,561
Daiichi Sankyo Company, Ltd.	15,300	513,251
Eisai Company, Ltd.	21,300	1,371,433
Eli Lilly & Company	23,254	1,799,162
Endocyte, Inc. (C)	61,862	562,326
GW Pharmaceuticals PLC, ADR (C)	7,899	889,980
Intra-Cellular Therapies, Inc. (C)	22,200	467,310
Jazz Pharmaceuticals PLC (C)	4,500	679,455
Merck & Company, Inc.	66,829	3,640,176
Mylan NV (C)	10,900	448,753
MyoKardia, Inc. (C)	10,300	502,640
Nektar Therapeutics (C)	38,400	4,080,384
Pfizer, Inc.	24,700	876,603
Roche Holding AG	6,319	1,449,560
scPharmaceuticals, Inc. (C)	6,080	75,392
TherapeuticsMD, Inc. (C)	74,346	362,065
Theravance Biopharma, Inc. (C)	20,118	487,862
UCB SA	12,572	1,023,843
WaVe Life Sciences, Ltd. (C)	7,114	285,271
Zoetis, Inc.	17,000	1,419,670
Zogenix, Inc. (C)	18,400	736,920
		36,514,984
		283,317,044
TOTAL COMMON STOCKS (Cost $226,411,483)		$285,143,285

PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
Jand, Inc., Series D (A)(B)(C)	33,198	521,773
Health care – 0.3%
Health care equipment and supplies – 0.3%
Becton, Dickinson and Company,
6.125%	10,507	613,924
Sartorius AG	1,454	203,467
		817,391
Information technology – 0.0%
Software – 0.0%
Doximity, Inc. (A)(B)(C)	31,611	136,243
TOTAL PREFERRED SECURITIES (Cost $1,262,025)		$1,475,407

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS – 0.2%
Health care – 0.2%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$376,000	$442,597
TOTAL CONVERTIBLE BONDS (Cost $376,000)		$442,597

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	3,500	4,655
TOTAL RIGHTS (Cost $8,750)		$4,655

SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (E)	500,000	500,000
T. Rowe Price Government Money Fund,
1.8418% (E)	909,612	909,612
		1,409,612
TOTAL SHORT-TERM INVESTMENTS (Cost $1,409,612)		$1,409,612
Total Investments (Health Sciences Trust)
(Cost $229,467,870) – 100.1%		$288,475,556
Other assets and liabilities, net – (0.1%)		(276,319)
TOTAL NET ASSETS – 100.0%		$288,199,237

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.

High Yield Trust

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.5%
Argentina – 0.8%
Provincia de Buenos Aires
7.875%, 06/15/2027		$680,000	$705,500
Republic of Argentina
4.625%, 01/11/2023		200,000	192,802
5.625%, 01/26/2022		230,000	233,335
6.875%, 01/26/2027 (A)		330,000	336,435
7.500%, 04/22/2026 (A)		200,000	213,600
7.625%, 04/22/2046		200,000	198,750
			1,880,422
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	100,000	32,547
10.000%, 01/01/2023		2,139,000	692,299
10.000%, 01/01/2027		85,000	27,190
			752,036
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (B)		$440,000	423,588
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	74,000,000	5,832
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	5,956,000	$319,105
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$3,537,161)			$3,380,983

CORPORATE BONDS – 84.7%
Consumer discretionary – 17.8%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (B)		$570,000	538,650
Altice Luxembourg SA
7.750%, 05/15/2022 (B)		660,000	612,150
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (A)		410,000	402,825
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (B)(C)		666,839	689,237
Boyne USA, Inc.
7.250%, 05/01/2025 (B)		270,000	277,088
Brinker International, Inc.
5.000%, 10/01/2024 (B)		380,000	372,400
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (B)		530,000	551,200
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		700,000	728,000
CCO Holdings LLC
5.125%, 05/01/2027 (B)		1,110,000	1,053,834
5.750%, 02/15/2026 (B)		250,000	248,753
Century Communities, Inc.
5.875%, 07/15/2025		1,040,000	990,600
Charter Communications Operating LLC
4.908%, 07/23/2025		1,850,000	1,889,546
6.484%, 10/23/2045		450,000	493,231
CSC Holdings LLC
6.625%, 10/15/2025 (B)		720,000	743,400
10.125%, 01/15/2023 (B)		355,000	394,050
10.875%, 10/15/2025 (B)		243,000	285,523
Delphi Technologies PLC
5.000%, 10/01/2025 (B)		370,000	354,738
DISH DBS Corp.
5.875%, 11/15/2024		2,030,000	1,809,238
7.750%, 07/01/2026		1,660,000	1,562,475
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (B)		560,000	574,000
ESH Hospitality, Inc.
5.250%, 05/01/2025 (B)		770,000	749,056
Fontainebleau Las Vegas Holdings LLC
11.000%, 06/15/2049 (B)(D)		3,600,425	360
General Motors Company
6.600%, 04/01/2036		140,000	160,269
6.750%, 04/01/2046		60,000	69,551
GLP Capital LP
5.375%, 04/15/2026		670,000	680,050
Golden Nugget, Inc.
8.750%, 10/01/2025 (B)		740,000	767,750
Hanesbrands, Inc.
4.625%, 05/15/2024 (B)		510,000	499,163
4.875%, 05/15/2026 (B)		180,000	174,600
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		300,000	299,625
4.875%, 04/01/2027		330,000	326,288
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%,
09/15/2021 (B)		260,000	254,800

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%,
09/15/2026 (B)	$250,000	$240,938
International Game Technology PLC
6.500%, 02/15/2025 (B)	400,000	428,500
Lennar Corp.
4.500%, 04/30/2024	300,000	294,000
4.750%, 11/29/2027 (B)	400,000	383,000
Levi Strauss & Company
5.000%, 05/01/2025	710,000	714,438
Meredith Corp.
6.875%, 02/01/2026 (B)	480,000	492,600
MGM Resorts International
4.625%, 09/01/2026	370,000	353,350
7.750%, 03/15/2022	610,000	679,388
Monitronics International, Inc.
9.125%, 04/01/2020 (A)	390,000	299,013
Murphy Oil USA, Inc.
5.625%, 05/01/2027	490,000	492,450
6.000%, 08/15/2023	60,000	61,800
NCL Corp., Ltd.
4.750%, 12/15/2021 (B)	810,000	818,100
Netflix, Inc.
5.875%, 02/15/2025	780,000	817,050
New Red Finance, Inc.
4.250%, 05/15/2024 (B)	340,000	324,700
5.000%, 10/15/2025 (B)	630,000	599,886
Newell Brands, Inc.
5.000%, 11/15/2023	250,000	256,534
PetSmart, Inc.
8.875%, 06/01/2025 (B)	540,000	307,800
Scientific Games International, Inc.
5.000%, 10/15/2025 (B)	380,000	369,550
10.000%, 12/01/2022	1,950,000	2,099,906
Service Corp. International
4.625%, 12/15/2027	380,000	366,700
5.375%, 05/15/2024	230,000	238,982
7.500%, 04/01/2027	480,000	552,120
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (B)	592,000	626,040
Speedway Motorsports, Inc.
5.125%, 02/01/2023	610,000	607,377
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)(B)	270,000	257,175
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (B)	840,000	867,048
The EW Scripps Company
5.125%, 05/15/2025 (B)	420,000	390,600
The ServiceMaster Company LLC
5.125%, 11/15/2024 (B)	550,000	532,125
Time Warner Cable LLC
7.300%, 07/01/2038	440,000	526,147
Univision Communications, Inc.
5.125%, 02/15/2025 (B)	200,000	186,500
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)	1,225,000	1,160,688
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (B)	1,480,000	1,438,368
VOC Escrow, Ltd.
5.000%, 02/15/2028 (B)	460,000	437,000
Weekley Homes LLC
6.625%, 08/15/2025 (B)	750,000	740,625
Weight Watchers International, Inc.
8.625%, 12/01/2025 (B)	490,000	521,850
William Lyon Homes, Inc.
5.750%, 04/15/2019	240,000	240,144
5.875%, 01/31/2025	50,000	48,563
6.000%, 09/01/2023 (B)	390,000	389,269
7.000%, 08/15/2022	180,000	184,500
ZF North America Capital, Inc.
4.500%, 04/29/2022 (B)	305,000	308,813
4.750%, 04/29/2025 (B)	520,000	525,823
		39,731,910
Consumer staples – 2.5%
Alliance One International, Inc.
8.500%, 04/15/2021 (B)	280,000	291,900
9.875%, 07/15/2021 (A)	330,000	320,100
Beverages & More, Inc.
11.500%, 06/15/2022 (A)(B)	670,000	616,400
Carolina Beverage Group LLC
10.625%, 08/01/2018 (B)	580,000	581,450
Central Garden & Pet Company
5.125%, 02/01/2028	370,000	351,500
Cott Holdings, Inc.
5.500%, 04/01/2025 (B)	520,000	513,500
Kraft Heinz Foods Company
7.125%, 08/01/2039 (B)	440,000	558,732
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (B)	370,000	366,763
4.875%, 11/01/2026 (B)	780,000	773,175
Spectrum Brands, Inc.
5.750%, 07/15/2025	860,000	877,200
6.125%, 12/15/2024	230,000	236,900
		5,487,620
Energy – 13.4%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (B)	630,000	641,025
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	800,000	840,000
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025	740,000	774,225
Chesapeake Energy Corp.
5.375%, 06/15/2021	280,000	272,300
5.750%, 03/15/2023	760,000	684,950
8.000%, 01/15/2025 (A)(B)	520,000	503,100
Continental Resources, Inc.
4.900%, 06/01/2044	330,000	315,975
Covey Park Energy LLC
7.500%, 05/15/2025 (B)	760,000	756,200
DCP Midstream Operating LP
6.750%, 09/15/2037 (B)	590,000	649,000
Diamondback Energy, Inc.
4.750%, 11/01/2024	280,000	276,850
5.375%, 05/31/2025 (B)	610,000	617,930
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)	290,000	288,550
5.750%, 01/30/2028 (B)	300,000	298,875
Ensco PLC
7.750%, 02/01/2026 (A)	210,000	192,675
EP Energy LLC
6.375%, 06/15/2023	660,000	336,600
7.750%, 09/01/2022	160,000	104,000
8.000%, 02/15/2025 (B)	250,000	166,875
9.375%, 05/01/2024 (B)	580,000	412,525
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (B)	730,000	689,850
7.375%, 05/15/2024 (B)	560,000	585,200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Genesis Energy LP
5.625%, 06/15/2024		$910,000	$857,675
Gulfport Energy Corp.
6.375%, 05/15/2025		480,000	462,000
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (B)		680,000	657,900
9.875%, 04/01/2022 (B)		350,000	363,125
MEG Energy Corp.
6.375%, 01/30/2023 (B)		328,000	273,880
7.000%, 03/31/2024 (B)		1,750,000	1,443,750
Murray Energy Corp.
11.250%, 04/15/2021 (B)		760,000	285,000
NGL Energy Partners LP
7.500%, 11/01/2023		900,000	903,375
NGPL PipeCo LLC
4.375%, 08/15/2022 (B)		380,000	377,625
4.875%, 08/15/2027 (B)		530,000	522,050
7.768%, 12/15/2037 (B)		220,000	266,200
Oasis Petroleum, Inc.
6.875%, 03/15/2022		460,000	466,550
Petrobras Global Finance BV
6.850%, 06/05/2115		410,000	387,450
7.375%, 01/17/2027		290,000	313,925
Precision Drilling Corp.
7.125%, 01/15/2026 (B)		660,000	653,400
Pride International LLC
7.875%, 08/15/2040		160,000	136,400
QEP Resources, Inc.
5.250%, 05/01/2023		230,000	221,384
5.625%, 03/01/2026 (A)		560,000	528,500
Range Resources Corp.
4.875%, 05/15/2025 (A)		240,000	222,600
5.000%, 03/15/2023		400,000	383,520
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (B)		1,300,000	1,499,394
7.500%, 07/15/2038 (B)		100,000	119,750
RSP Permian, Inc.
5.250%, 01/15/2025		800,000	827,000
6.625%, 10/01/2022		460,000	480,700
Sanchez Energy Corp.
7.250%, 02/15/2023 (A)(B)		500,000	502,500
7.750%, 06/15/2021 (A)		250,000	230,000
SemGroup Corp.
5.625%, 11/15/2023		740,000	699,300
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (B)		500,000	501,250
Summit Midstream Holdings LLC
5.500%, 08/15/2022		120,000	117,000
Targa Resources Partners LP
4.250%, 11/15/2023		900,000	864,000
5.125%, 02/01/2025		30,000	29,850
5.375%, 02/01/2027		30,000	29,888
Teine Energy, Ltd.
6.875%, 09/30/2022 (B)		700,000	714,000
The Williams Companies, Inc.
3.700%, 01/15/2023		300,000	291,750
4.550%, 06/24/2024		400,000	402,788
7.500%, 01/15/2031		880,000	1,070,850
Transocean, Inc.
6.800%, 03/15/2038		360,000	280,800
7.500%, 01/15/2026 (B)		180,000	177,300
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (B)		930,000	867,225
WPX Energy, Inc.
8.250%, 08/01/2023		870,000	974,400
			29,812,759
Financials – 8.9%
Ally Financial, Inc.
3.500%, 01/27/2019		650,000	650,813
8.000%, 11/01/2031		80,000	97,600
American Greetings Corp.
7.875%, 02/15/2025 (B)		820,000	826,150
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (B)		640,000	600,000
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (B)(E)		200,000	205,750
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		350,000	352,208
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		280,000	301,028
Barclays Bank PLC
7.625%, 11/21/2022		200,000	219,470
Barclays PLC
4.836%, 05/09/2028		200,000	196,508
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	500,000	699,784
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (B)(E)		$390,000	424,613
Centennial Resource Production LLC
5.375%, 01/15/2026 (B)		370,000	363,063
CIT Group, Inc.
5.250%, 03/07/2025		140,000	143,335
6.125%, 03/09/2028		420,000	435,750
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		780,000	801,840
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		1,060,000	1,106,375
Cooperatieve Rabobank UA
5.250%, 08/04/2045		270,000	302,791
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (B)(E)		290,000	330,365
DAE Funding LLC
4.500%, 08/01/2022 (B)		514,000	487,658
5.000%, 08/01/2024 (B)		800,000	757,000
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		590,000	624,663
FirstCash, Inc.
5.375%, 06/01/2024 (B)		530,000	538,454
Genworth Holdings, Inc.
4.900%, 08/15/2023		320,000	262,400
7.700%, 06/15/2020 (A)		570,000	562,875
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)		620,000	637,825
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%) 03/23/2028 (E)		730,000	744,600
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (B)		1,010,000	1,047,875

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Navient Corp.
5.875%, 03/25/2021 to 10/25/2024	$590,000	$592,650
6.500%, 06/15/2022	120,000	124,050
6.625%, 07/26/2021	210,000	218,400
6.750%, 06/25/2025 (A)	140,000	141,925
8.000%, 03/25/2020	688,000	731,000
8.450%, 06/15/2018	300,000	302,550
Quicken Loans, Inc.
5.250%, 01/15/2028 (B)	1,300,000	1,215,500
5.750%, 05/01/2025 (B)	1,000,000	997,500
Radian Group, Inc.
4.500%, 10/01/2024	200,000	195,500
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)	470,000	510,538
The Royal Bank of Scotland NV
7.750%, 05/15/2023	210,000	240,556
TMX Finance LLC
8.500%, 09/15/2018 (B)	790,000	752,475
		19,743,437
Health care – 9.3%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)(B)	270,000	255,825
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (B)	970,000	957,875
BioScrip, Inc.
8.875%, 02/15/2021 (A)	620,000	584,350
Centene Corp.
4.750%, 01/15/2025	730,000	711,750
6.125%, 02/15/2024	160,000	166,512
Community Health Systems, Inc.
6.250%, 03/31/2023	770,000	709,363
8.000%, 11/15/2019 (A)	270,000	243,000
DaVita, Inc.
5.000%, 05/01/2025	570,000	550,934
DJO Finance LLC
8.125%, 06/15/2021 (B)	1,180,000	1,182,950
10.750%, 04/15/2020	90,000	87,075
Endo Finance LLC
5.375%, 01/15/2023 (B)	280,000	212,100
7.250%, 01/15/2022 (B)	290,000	251,575
HCA, Inc.
4.500%, 02/15/2027	440,000	424,600
5.000%, 03/15/2024	80,000	80,800
5.250%, 06/15/2026	100,000	101,300
5.375%, 02/01/2025	820,000	822,050
5.500%, 06/15/2047	1,920,000	1,855,200
7.500%, 02/15/2022	210,000	230,738
Hologic, Inc.
4.375%, 10/15/2025 (B)	400,000	386,000
Immucor, Inc.
11.125%, 02/15/2022 (B)	180,000	186,300
Jaguar Holding Company II
6.375%, 08/01/2023 (B)	570,000	576,413
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (B)	510,000	526,575
NVA Holdings, Inc.
6.875%, 04/01/2026 (B)	930,000	936,975
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (B)	400,000	408,004
Tenet Healthcare Corp.
7.500%, 01/01/2022 (B)	370,000	389,888
8.125%, 04/01/2022	2,000,000	2,085,000
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021	550,000	495,180
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 (B)	1,150,000	1,004,813
5.875%, 05/15/2023 (B)	400,000	355,000
6.125%, 04/15/2025 (B)	230,000	198,490
7.000%, 03/15/2024 (B)	1,090,000	1,136,325
7.250%, 07/15/2022 (A)(B)	160,000	160,000
7.500%, 07/15/2021 (B)	40,000	40,300
9.250%, 04/01/2026 (B)	2,010,000	2,002,463
West Street Merger Sub, Inc.
6.375%, 09/01/2025 (B)	560,000	533,400
		20,849,123
Industrials – 9.3%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (B)	130,000	126,425
Allison Transmission, Inc.
4.750%, 10/01/2027 (B)	960,000	904,800
5.000%, 10/01/2024 (B)	590,000	584,838
Arconic, Inc.
5.125%, 10/01/2024	480,000	488,400
ARD Securities Finance SARL (8.750%
Cash or 8.750% PIK) 8.750%,
01/31/2023 (B)	700,000	733,250
Ashtead Capital, Inc.
4.125%, 08/15/2025 (B)	200,000	192,000
Beacon Escrow Corp.
4.875%, 11/01/2025 (B)	640,000	609,600
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (B)	700,000	750,526
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (B)	480,000	498,600
Core & Main LP
6.125%, 08/15/2025 (B)	300,000	293,250
Covanta Holding Corp.
5.875%, 07/01/2025	560,000	543,200
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (B)	540,000	535,950
GFL Environmental, Inc.
5.375%, 03/01/2023 (B)	330,000	324,225
9.875%, 02/01/2021 (B)	350,000	369,250
Jeld-Wen, Inc.
4.625%, 12/15/2025 (B)	340,000	326,400
4.875%, 12/15/2027 (B)	450,000	425,250
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)(B)	940,000	768,450
Neovia Logistics Services LLC
(10.000% Cash or 10.750% PIK)
10.000%, 04/01/2020 (B)	748,625	321,909
New Enterprise Stone & Lime
Company, Inc.
6.250%, 03/15/2026 (B)	300,000	300,375
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (B)	830,000	786,425
5.250%, 08/15/2022 (B)	580,000	568,226
5.500%, 02/15/2024 (B)	630,000	611,100
Park-Ohio Industries, Inc.
6.625%, 04/15/2027	409,000	423,315
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (B)	608,000	658,920
Standard Industries, Inc.
4.750%, 01/15/2028 (B)	900,000	846,855

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The ADT Corp.
4.125%, 06/15/2023	$240,000	$225,600
6.250%, 10/15/2021	430,000	448,275
The Brink’s Company
4.625%, 10/15/2027 (B)	620,000	575,050
The Hertz Corp.
5.875%, 10/15/2020	830,000	819,625
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023	529,755	544,323
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 10/11/2023	261,810	265,973
United Rentals North America, Inc.
4.625%, 10/15/2025	190,000	184,775
4.875%, 01/15/2028	980,000	945,700
5.500%, 07/15/2025 to 05/15/2027	740,000	747,013
5.750%, 11/15/2024	620,000	645,451
Waste Pro USA, Inc.
5.500%, 02/15/2026 (B)	440,000	434,500
XPO CNW, Inc.
6.700%, 05/01/2034	740,000	771,450
XPO Logistics, Inc.
6.125%, 09/01/2023 (B)	680,000	702,100
6.500%, 06/15/2022 (B)	490,000	505,313
		20,806,687
Information technology – 2.2%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (B)	880,000	880,000
CDK Global, Inc.
4.875%, 06/01/2027 (B)	250,000	240,625
CommScope Technologies LLC
5.000%, 03/15/2027 (B)	420,000	399,000
Dell International LLC
5.875%, 06/15/2021 (B)	330,000	337,838
7.125%, 06/15/2024 (B)	360,000	384,300
First Data Corp.
5.000%, 01/15/2024 (B)	550,000	550,000
7.000%, 12/01/2023 (B)	60,000	63,075
j2 Cloud Services LLC
6.000%, 07/15/2025 (B)	560,000	573,300
Match Group, Inc.
5.000%, 12/15/2027 (B)	390,000	384,150
6.375%, 06/01/2024	340,000	361,675
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (B)	432,000	433,620
Vantiv LLC
4.375%, 11/15/2025 (B)	415,000	400,994
		5,008,577
Materials – 8.4%
Alcoa Nederland Holding BV
6.750%, 09/30/2024 (B)	330,000	353,100
7.000%, 09/30/2026 (B)	830,000	894,325
ArcelorMittal
7.250%, 03/01/2041	470,000	546,375
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (B)	1,070,000	1,075,350
Berry Global, Inc.
4.500%, 02/15/2026 (B)	460,000	435,275
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (B)	450,000	505,125
Cemex SAB de CV
5.700%, 01/11/2025 (B)	220,000	225,610
6.125%, 05/05/2025 (A)(B)	270,000	280,854
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 (B)	620,000	589,000
7.250%, 04/01/2023 (B)	700,000	689,500
7.500%, 04/01/2025 (B)	1,040,000	1,021,150
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	500,000	483,750
3.875%, 03/15/2023	260,000	251,264
5.450%, 03/15/2043	2,030,000	1,866,991
6.875%, 02/15/2023	630,000	675,675
FXI Holdings, Inc.
7.875%, 11/01/2024 (B)	580,000	568,038
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (B)	520,000	539,500
7.625%, 01/15/2025 (B)	890,000	940,063
Mercer International, Inc.
5.500%, 01/15/2026 (B)	380,000	377,150
6.500%, 02/01/2024	690,000	722,775
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (B)(D)	913,644	1,736
Northwest Acquisitions ULC
7.125%, 11/01/2022 (B)	520,000	530,400
Olin Corp.
5.000%, 02/01/2030	420,000	402,150
Pactiv LLC
7.950%, 12/15/2025	380,000	422,750
8.375%, 04/15/2027	1,510,000	1,706,300
Steel Dynamics, Inc.
5.000%, 12/15/2026	300,000	300,000
Teck Resources, Ltd.
5.200%, 03/01/2042	670,000	626,450
Valvoline, Inc.
4.375%, 08/15/2025	510,000	495,338
5.500%, 07/15/2024	650,000	667,063
Venator Finance Sarl
5.750%, 07/15/2025 (B)	450,000	448,875
		18,641,932
Real estate – 2.5%
CoreCivic, Inc.
4.125%, 04/01/2020	90,000	90,225
4.625%, 05/01/2023	130,000	129,025
4.750%, 10/15/2027	640,000	601,600
5.000%, 10/15/2022	390,000	394,875
CTR Partnership LP
5.250%, 06/01/2025	410,000	410,000
Five Point Operating Company LP
7.875%, 11/15/2025 (B)	1,020,000	1,028,925
Hunt Companies, Inc.
6.250%, 02/15/2026 (B)	540,000	521,300
MPT Operating Partnership LP
5.000%, 10/15/2027	580,000	568,574
5.250%, 08/01/2026	250,000	249,063
5.500%, 05/01/2024	70,000	71,401
6.375%, 03/01/2024	280,000	294,006
Sabra Health Care LP
5.125%, 08/15/2026	270,000	260,137
The GEO Group, Inc.
5.125%, 04/01/2023	10,000	9,875
5.875%, 10/15/2024	750,000	742,500
Uniti Group LP
6.000%, 04/15/2023 (B)	190,000	182,875
8.250%, 10/15/2023	130,000	122,850
		5,677,231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services – 8.2%
Altice France SA
6.250%, 05/15/2024 (B)	$470,000	$442,975
7.375%, 05/01/2026 (B)	2,630,000	2,505,075
CenturyLink, Inc.
5.625%, 04/01/2025 (A)	250,000	225,625
6.750%, 12/01/2023 (A)	100,000	97,250
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (B)	1,130,000	1,155,425
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	670,000	542,700
8.000%, 02/15/2024 (B)	560,000	588,700
Level 3 Financing, Inc.
5.250%, 03/15/2026	210,000	197,925
5.625%, 02/01/2023	400,000	400,380
Sprint Capital Corp.
8.750%, 03/15/2032	1,600,000	1,672,000
Sprint Communications, Inc.
11.500%, 11/15/2021	470,000	545,200
Sprint Corp.
7.250%, 09/15/2021	1,850,000	1,912,438
7.625%, 02/15/2025	790,000	777,163
7.875%, 09/15/2023	2,450,000	2,502,063
Telecom Italia SpA
5.303%, 05/30/2024 (B)	1,200,000	1,221,000
T-Mobile USA, Inc.
4.750%, 02/01/2028	780,000	749,775
6.000%, 04/15/2024	60,000	62,496
6.500%, 01/15/2026	1,160,000	1,232,500
UPC Holding BV
5.500%, 01/15/2028 (B)	750,000	691,875
Windstream Services LLC
7.750%, 10/15/2020	840,000	701,400
		18,223,965
Utilities – 2.2%
AES Corp.
5.500%, 04/15/2025	451,000	466,221
Calpine Corp.
5.250%, 06/01/2026 (B)	630,000	607,950
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028 (D)	1,558,871	1,558,871
NRG Energy, Inc.
7.250%, 05/15/2026	40,000	42,400
NRG REMA LLC
9.681%, 07/02/2026	1,181,000	702,695
Red Oak Power LLC
9.200%, 11/30/2029	1,030,000	1,176,775
Suburban Propane Partners LP
5.875%, 03/01/2027	450,000	426,375
		4,981,287
TOTAL CORPORATE BONDS (Cost
$194,205,573)		$188,964,528

CONVERTIBLE BONDS – 1.5%
Consumer discretionary – 0.6%
DISH Network Corp.
2.375%, 03/15/2024	420,000	371,402
3.375%, 08/15/2026	110,000	105,952
Liberty Media Corp.
2.125%, 03/31/2048 (B)	540,000	532,656
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (B)	230,000	231,537
		1,241,547
Consumer staples – 0.0%
Herbalife, Ltd.
2.625%, 03/15/2024 (B)	40,000	40,040
Energy – 0.3%
Chesapeake Energy Corp.
5.500%, 09/15/2026	260,000	223,886
Whiting Petroleum Corp.
1.250%, 04/01/2020	550,000	517,680
		741,566
Health care – 0.4%
Jazz Investments I, Ltd.
1.500%, 08/15/2024 (B)	920,000	897,104
Information technology – 0.2%
Twitter, Inc.
1.000%, 09/15/2021	490,000	458,207
TOTAL CONVERTIBLE BONDS (Cost
$3,454,411)		$3,378,464

CAPITAL PREFERRED SECURITIES – 0.4%
Financials – 0.4%
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.640%,
12/21/2065 (B)(F)	1,000,000	975,000
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $840,662)		$975,000

TERM LOANS (G) – 3.0%
Consumer discretionary – 1.2%
CWGS Group LLC (1 month LIBOR +
3.000%) 4.703%, 11/08/2023	801,900	803,408
PetSmart, Inc. (1 month LIBOR +
3.000%) 4.680%, 03/11/2022	707,720	566,417
Ply Gem Industries, Inc.
04/12/2025 TBD (H)	560,000	560,000
Spencer Gifts LLC (3 month LIBOR +
8.250%) 9.990%, 06/29/2022	630,000	403,200
TOMS Shoes LLC (3 month LIBOR +
5.500%) 7.480%, 10/28/2020	455,900	259,863
		2,592,888
Energy – 0.9%
Chesapeake Energy Corp. (3 month
LIBOR + 7.500%) 9.444%,
08/23/2021	400,000	424,356
Eastern Power LLC (1 month LIBOR +
3.750%) 5.627%, 10/02/2023	966,807	980,961
Hercules Offshore, Inc.
10.500%, 05/06/2020 (D)	60,649	48,519
Murray Energy Corp. (3 month LIBOR
+7.250%) 9.552%, 04/16/2020	373,476	315,587
Panda Temple Power LLC (3 month
LIBOR + 8.000%) 9.702%,
02/07/2023	253,278	257,500
		2,026,923
Health care – 0.7%
Immucor, Inc. (3 month LIBOR +
5.000%) 7.302%, 06/15/2021	290,168	296,697
Lantheus Medical Imaging, Inc. (1
month LIBOR + 3.750%) 5.627%,
06/30/2022	455,400	457,486
Radnet Management, Inc. (3 month
LIBOR +3.500%) 5.247%, 06/30/2023	845,714	855,229
		1,609,412

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G) (continued)
Industrials – 0.2%
Commercial Barge Line Company (1
month LIBOR + 8.750%) 10.627%,
11/12/2020	$783,000	$462,134
TOTAL TERM LOANS (Cost $7,465,426)		$6,691,357

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.4%
Commercial and residential – 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2015-LC21, Class E
3.250%, 07/10/2048 (B)	600,000	358,055
JPMBB Commercial Mortgage Securities
Trust
Series 2015-C31, Class E
4.618%, 08/15/2048 (B)(I)	500,000	317,065
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E
3.000%, 05/15/2048 (B)	500,000	288,685
		963,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,085,557)		$963,805

ASSET BACKED SECURITIES – 3.9%
ARES XLIV CLO, Ltd.
Series 2017-44A, Class D (3 month
LIBOR + 6.550%)
7.864%, 10/15/2029 (B)(F)	700,000	714,382
Avery Point VI CLO, Ltd.
Series 2015-6A, Class E1 (3 month
LIBOR + 5.500%)
7.287%, 08/05/2027 (B)(F)	750,000	753,944
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-2A, Class D (3 month
LIBOR + 5.300%)
7.060%, 04/27/2027 (B)(F)	500,000	500,738
Carlyle US CLO, Ltd.
Series 2017-2A, Class C (3 month
LIBOR + 3.700%)
5.445%, 07/20/2031 (B)(F)	750,000	763,290
Catskill Park CLO, Ltd.
Series 2017-1A, Class D (3 month
LIBOR + 6.000%)
7.745%, 04/20/2029 (B)(F)	600,000	608,206
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E (3 month
LIBOR + 5.000%)
6.745%, 07/20/2026 (B)(F)	750,000	749,615
CVP CLO, Ltd.
Series 2017-2, Class D (3 month
LIBOR + 2.650%)
4.576%, 01/20/2031 (B)(F)	500,000	500,817
Goldentree Loan Opportunities X, Ltd.
Series 2015-10A, Class E2 (3 month
LIBOR + 5.200%)
6.945%, 07/20/2027 (B)(F)	500,000	501,831
Jamestown CLO VIII, Ltd.
Series 2015-8A, Class D2 (3 month
LIBOR + 6.750%)
8.472%, 01/15/2028 (B)(F)	750,000	753,297
Midocean Credit CLO VII
Series 2017-7A, Class D (3 month
LIBOR + 3.880%)
5.602%, 07/15/2029 (B)(F)	500,000	507,381
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class D (3 month
LIBOR + 5.250%)
6.972%, 07/15/2027 (B)(F)	500,000	492,911
Oaktree CLO, Ltd.
Series 2015-1A, Class DR (3 month
LIBOR + 5.200%)
6.945%, 10/20/2027 (B)(F)	250,000	247,326
OZLM XIX, Ltd.
Series 2017-19A, Class C (3 month
LIBOR + 3.100%)
4.470%, 11/22/2030 (B)(F)	810,000	813,954
Treman Park CLO, Ltd.
Series 2015-1A, Class E (3 month
LIBOR + 6.200%)
7.945%, 04/20/2027 (B)(F)	250,000	250,361
Voya CLO, Ltd.
Series 2015-2A, Class E (3 month
LIBOR + 5.300%)
7.044%, 07/23/2027 (B)(F)	500,000	506,774
TOTAL ASSET BACKED SECURITIES (Cost
$8,310,360)		$8,664,827

COMMON STOCKS – 1.8%
Consumer discretionary – 0.4%
Bossier Casino Venture
Holdco, Inc. (B)(C)(J)	43,365	848,219
New Cotai LLC (C)(J)	3	117,021
Vertis Holdings, Inc. (C)(J)	69,391	0
		965,240
Energy – 1.3%
Berry Pete Corp. (J)	88,259	772,266
Blue Ridge Mountain Resources, Inc. (J)	97,958	820,398
Hercules Offshore, Inc. (A)(C)(J)	45,689	17,343
KCAD Holdings I, Ltd. (C)(J)	165,553,563	976,766
MWO Holdings LLC (C)(J)	445	26,531
Panda Temple Power LLC (J)	17,991	319,340
		2,932,644
Industrials – 0.1%
Tricer Holdco SCA (C)(J)	43,750	196,875
TOTAL COMMON STOCKS (Cost $10,251,332)		$4,094,759

PREFERRED SECURITIES – 1.3%
Energy – 0.6%
Berry Petroleum Company LLC (J)	95,736	1,077,030
Sanchez Energy Corp., 6.500%	12,700	216,299
		1,293,329
Financials – 0.6%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 7.624% (F)	51,072	1,326,851
Industrials – 0.1%
Tricer Holdco SCA (C)(J)	20,998,941	209,989
Materials – 0.0%
Berry Plastics Group, Inc. (J)	1,434	16,133
TOTAL PREFERRED SECURITIES (Cost $4,059,605)		$2,846,302

ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp.
7.750%, 01/15/2049 (C)(J)	3,000,000	0
9.875%, 03/01/2049 (C)(J)	2,050,000	0
10.250%, 11/01/2049 (C)(J)	1,025,000	0
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(J)	1,930,000	500
TOTAL ESCROW CERTIFICATES (Cost $435,127)		$500

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 2.5%
John Hancock Collateral Trust,
1.8276% (K)(L)	546,156	$5,462,546
TOTAL SECURITIES LENDING COLLATERAL (Cost
$5,463,315)		$5,462,546
Total Investments (High Yield Trust)
(Cost $239,108,529) – 101.0%		$225,423,071
Other assets and liabilities, net – (1.0%)		(2,187,133)
TOTAL NET ASSETS – 100.0%		$223,235,938

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $5,335,505.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $110,669,239 or 49.6% of the fund’s net assets as of 3-31-18.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 3-31-18.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	86	Long	Jun 2018	$9,796,981	$9,843,641	$46,660
U.S. Treasury Long Bond Futures	11	Short	Jun 2018	(1,577,134)	(1,612,875)	(35,741)
						$10,919

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	2,342,366	USD	1,878,356	Citibank N.A.	4/19/2018	—	($59,633)
USD	241,049	EUR	197,131	Barclays Bank PLC Wholesale	4/19/2018	—	(1,768)
						—	($61,401)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Brown Brothers
Harriman and
Company	Toll Brothers, Inc.	450,000	USD	$450,000	1.000%	Quarterly	Dec 2022	$(3,989)	$4,055	$66
	Toll Brothers Finance
JPMorgan Chase Bank	Corp.	450,000	USD	450,000	1.000%	Quarterly	Dec 2022	(4,048)	4,114	66
				$900,000				$(8,037)	$8,169	$132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)

Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.HY.30	4,270,000	USD	$4,270,000	5.000%	Quarterly	Jun 2023	$(258,646)	$(6,808)	$(265,454)
				$4,270,000				$(258,646)	$(6,808)	$(265,454)
				$5,170,000				$(266,683)	$1,361	$(265,322)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	1.037%	900,000	USD	$900,000	1.000%	Quarterly	Dec 2027	$1,614	$(3,977)	$(2,363)
					$900,000				$1,614	$(3,977)	$(2,363)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Equity Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.2%
Australia – 4.5%
AGL Energy, Ltd.	24,640	$412,982
Alumina, Ltd.	94,472	173,340
Amcor, Ltd.	43,247	473,569
AMP, Ltd.	102,336	394,933
APA Group	44,410	270,411
Aristocrat Leisure, Ltd.	18,777	350,576
ASX, Ltd.	6,730	291,662
Aurizon Holdings, Ltd.	76,706	251,649
AusNet Services	73,275	94,779
Australia & New Zealand Banking
Group, Ltd. (A)	105,235	2,190,291
Bank of Queensland, Ltd.	15,271	129,626
Bendigo & Adelaide Bank, Ltd.	18,165	138,306
BHP Billiton PLC	76,119	1,504,353
BHP Billiton, Ltd.	114,915	2,547,147
BlueScope Steel, Ltd.	19,055	224,185
Boral, Ltd.	42,857	247,212
Brambles, Ltd.	57,039	440,219
Caltex Australia, Ltd.	9,411	228,603
Challenger, Ltd.	22,963	205,652
CIMIC Group, Ltd.	3,702	127,414
Coca-Cola Amatil, Ltd.	21,130	141,493
Cochlear, Ltd.	2,020	283,704
Commonwealth Bank of Australia (A)	62,568	3,498,913
Computershare, Ltd.	16,916	226,851
Crown Resorts, Ltd.	14,067	138,153
CSL, Ltd.	16,228	1,955,125
Dexus	37,475	269,848
Domino’s Pizza Enterprises, Ltd. (A)	2,059	66,346
Flight Centre Travel Group, Ltd. (A)	2,493	109,746
Fortescue Metals Group, Ltd.	54,593	183,906
Goodman Group	67,542	439,166
Harvey Norman Holdings, Ltd. (A)	19,515	55,796
Healthscope, Ltd.	65,916	98,763
Incitec Pivot, Ltd.	65,708	178,826
Insurance Australia Group, Ltd.	84,827	491,142
LendLease Group	20,344	272,752
Macquarie Group, Ltd.	11,760	937,708
Medibank Pvt., Ltd.	94,782	212,741
Mirvac Group	125,759	208,997
National Australia Bank, Ltd. (A)	96,261	2,125,108
Newcrest Mining, Ltd.	28,639	431,950
Oil Search, Ltd.	47,003	261,088
Orica, Ltd.	13,519	186,084
Origin Energy, Ltd. (B)	61,127	412,520
QBE Insurance Group, Ltd.	49,037	365,851
Ramsay Health Care, Ltd.	5,011	241,420
REA Group, Ltd.	2,146	131,758
Santos, Ltd. (B)	71,735	282,924
Scentre Group	186,697	550,924
SEEK, Ltd.	11,910	171,782
Sonic Healthcare, Ltd.	14,720	260,458
South32, Ltd.	112,851	283,614
South32, Ltd. (London Stock Exchange)	74,597	184,842
Stockland	83,286	258,428
Suncorp Group, Ltd.	45,133	465,477
Sydney Airport	39,872	206,727
Tabcorp Holdings, Ltd.	75,725	256,791
Telstra Corp., Ltd.	148,535	359,555
The GPT Group	65,090	238,555
TPG Telecom, Ltd. (A)	12,963	55,077
Transurban Group	79,260	698,963
Treasury Wine Estates, Ltd.	26,341	344,151
Vicinity Centres	127,154	236,341
Wesfarmers, Ltd.	39,907	1,278,812
Westfield Corp.	73,464	481,860
Westpac Banking Corp. (A)	121,386	2,688,629
Woodside Petroleum, Ltd.	32,822	744,314
Woolworths Group, Ltd.	47,373	961,531
		35,632,419
Austria – 0.2%
ANDRITZ AG (A)	2,752	153,886
Erste Group Bank AG	11,010	553,510

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
OMV AG	5,543	$323,307
Raiffeisen Bank International AG (B)	4,926	191,866
voestalpine AG	4,357	228,556
		1,451,125
Belgium – 0.8%
Ageas	7,799	402,464
Anheuser-Busch InBev SA	27,018	2,970,545
Colruyt SA	2,769	153,263
Groupe Bruxelles Lambert SA	3,135	358,561
KBC Group NV	8,597	748,618
Proximus SADP	5,996	186,429
Solvay SA	2,881	400,401
Telenet Group Holding NV (B)	2,144	143,316
UCB SA	4,152	338,132
Umicore SA	6,530	345,928
		6,047,657
Brazil – 1.2%
Ambev SA	163,730	1,193,712
Atacadao Distribuicao Comercio e
Industria Ltda (B)	13,900	63,154
B3 SA - Brasil Bolsa Balcao	72,207	583,745
Banco Bradesco SA	33,609	391,627
Banco do Brasil SA	30,113	374,241
Banco Santander Brasil SA	14,000	169,241
BB Seguridade Participacoes SA	24,400	216,326
BR Malls Participacoes SA	28,116	99,214
Braskem SA, ADR	1,584	45,920
BRF SA (B)	19,720	136,367
CCR SA	40,100	151,827
Centrais Eletricas Brasileiras SA (B)	11,900	75,694
Centrais Eletricas Brasileiras SA, ADR	1,429	10,389
Cia Brasileira de Distribuicao, ADR	628	12,686
Cia de Saneamento Basico do Estado de
Sao Paulo	11,270	119,478
Cia Siderurgica Nacional SA (B)	16,100	42,914
Cia Siderurgica Nacional SA, ADR (B)	11,800	31,034
Cielo SA	44,260	277,375
Cosan SA Industria e Comercio	7,211	90,666
EDP - Energias do Brasil SA	11,126	44,855
Embraer SA	10,800	70,496
Embraer SA, ADR	2,626	68,276
Engie Brasil Energia SA	7,500	88,961
Equatorial Energia SA	6,700	145,103
Fibria Celulose SA	3,172	62,480
Fibria Celulose SA, ADR	6,862	133,809
Hypera SA	14,208	155,617
JBS SA	28,673	81,204
Klabin SA	24,000	150,479
Kroton Educacional SA	47,780	196,825
Localiza Rent a Car SA	17,562	152,775
Lojas Renner SA	26,570	276,448
M Dias Branco SA	4,800	74,164
Multiplan Empreendimentos
Imobiliarios SA	3,325	69,170
Natura Cosmeticos SA	6,500	63,003
Odontoprev SA	8,800	39,796
Petroleo Brasileiro SA (B)	106,229	751,642
Porto Seguro SA	4,419	64,998
Qualicorp SA	7,376	49,777
Raia Drogasil SA	8,100	183,519
Rumo SA (B)	38,235	152,294
Sul America SA	7,299	48,528
Suzano Papel e Celulose SA	13,400	135,402
Telefonica Brasil SA, ADR	6,017	92,421
TIM Participacoes SA	28,020	122,215
Transmissora Alianca de Energia
Eletrica SA	8,900	58,579
Ultrapar Participacoes SA	12,700	272,815
Vale SA	111,197	1,421,686
WEG SA	18,660	127,793
		9,440,740
Canada – 6.2%
Agnico Eagle Mines, Ltd.	8,900	374,417
Alimentation Couche-Tard, Inc., Class B	15,800	707,250
AltaGas, Ltd. (A)	7,300	135,081
ARC Resources, Ltd.	15,000	163,465
Atco, Ltd., Class I	3,100	99,568
Bank of Montreal	23,200	1,752,493
Barrick Gold Corp.	42,340	527,463
BCE, Inc.	5,824	250,617
BlackBerry, Ltd. (B)	19,900	228,757
Bombardier, Inc., Class B (B)	75,600	220,049
Brookfield Asset Management, Inc.,
Class A	31,748	1,237,540
CAE, Inc.	10,400	193,575
Cameco Corp.	15,500	140,882
Canadian Imperial Bank of
Commerce (A)	15,700	1,385,807
Canadian National Railway Company	26,900	1,966,006
Canadian Natural Resources, Ltd.	39,960	1,256,165
Canadian Pacific Railway, Ltd.	5,300	934,653
Canadian Tire Corp., Ltd., Class A (A)	2,500	328,715
Canadian Utilities, Ltd., Class A	5,100	136,135
CCL Industries, Inc., Class B	5,200	262,513
Cenovus Energy, Inc.	40,300	343,145
CGI Group, Inc., Class A (B)	9,400	542,104
CI Financial Corp. (A)	10,300	220,654
Constellation Software, Inc.	800	542,803
Crescent Point Energy Corp. (A)	21,400	145,507
Dollarama, Inc.	4,000	486,141
Element Fleet Management Corp.	19,600	63,135
Emera, Inc. (A)	2,400	75,930
Empire Company, Ltd., Class A	7,200	144,520
Enbridge, Inc.	59,400	1,868,194
Encana Corp.	36,100	397,048
Fairfax Financial Holdings, Ltd.	1,000	506,904
Finning International, Inc.	6,800	163,990
First Capital Realty, Inc.	6,600	104,250
First Quantum Minerals, Ltd.	25,554	358,809
Fortis, Inc. (A)	15,600	526,599
Franco-Nevada Corp.	6,900	470,765
George Weston, Ltd.	2,000	161,012
Gildan Activewear, Inc.	8,400	242,608
Goldcorp, Inc.	32,584	449,932
Great-West Lifeco, Inc.	11,200	285,835
H&R Real Estate Investment Trust (A)	6,200	101,204
Husky Energy, Inc.	13,897	198,906
Hydro One, Ltd. (C)	11,600	188,359
IGM Financial, Inc. (A)	3,500	102,336
Imperial Oil, Ltd. (A)	11,130	294,761
Industrial Alliance Insurance & Financial
Services, Inc.	4,100	168,665
Intact Financial Corp.	5,200	390,742
Inter Pipeline, Ltd.	14,100	244,713
Keyera Corp.	8,100	210,681
Kinross Gold Corp. (B)	48,929	193,308
Linamar Corp.	2,100	114,719
Loblaw Companies, Ltd.	8,140	411,249
Lundin Mining Corp.	26,800	175,775

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Magna International, Inc.	13,100	$737,895
Manulife Financial Corp. (D)	71,400	1,325,640
Methanex Corp.	3,500	212,035
Metro, Inc.	8,600	274,351
National Bank of Canada	12,400	583,643
Nutrien, Ltd.	23,390	1,105,458
Onex Corp. (A)	3,100	223,582
Open Text Corp.	9,800	340,929
Pembina Pipeline Corp.	18,298	570,947
Power Corp. of Canada	13,200	301,222
Power Financial Corp.	9,300	232,870
PrairieSky Royalty, Ltd. (A)	8,347	182,509
Restaurant Brands International, Inc.	8,446	480,662
RioCan Real Estate Investment Trust (A)	6,300	115,599
Rogers Communications, Inc., Class B	13,100	585,069
Royal Bank of Canada (A)	52,000	4,016,797
Saputo, Inc.	9,100	292,067
Seven Generations Energy, Ltd.,
Class A (B)	9,900	122,948
Shaw Communications, Inc., Class B	16,400	315,945
Shopify, Inc., Class A (B)	3,300	410,646
SmartCentres Real Estate Investment
Trust (A)	3,100	70,044
SNC-Lavalin Group, Inc.	6,500	285,408
Sun Life Financial, Inc.	22,100	907,604
Suncor Energy, Inc.	59,335	2,048,988
Teck Resources, Ltd., Class B	20,961	539,827
TELUS Corp.	7,600	266,872
The Bank of Nova Scotia	42,900	2,642,561
The Jean Coutu Group, Inc., Class A	3,900	74,346
The Toronto-Dominion Bank	66,000	3,745,302
Thomson Reuters Corp.	11,077	428,085
Tourmaline Oil Corp.	9,700	164,509
TransCanada Corp. (A)	31,400	1,298,554
Turquoise Hill Resources, Ltd. (B)	40,020	122,388
Vermilion Energy, Inc. (A)	4,800	154,765
West Fraser Timber Company, Ltd. (A)	2,700	179,413
Wheaton Precious Metals Corp.	16,900	344,336
		48,900,270
Chile – 0.3%
Antofagasta PLC	15,103	195,264
Banco Santander Chile, ADR	13,061	437,674
Cencosud SA	61,383	188,205
Cia Cervecerias Unidas SA, ADR	6,197	182,254
Enel Americas SA, ADR	37,802	439,259
Enel Chile SA, ADR	26,429	169,146
Enel Generacion Chile SA, ADR	6,770	161,058
Itau CorpBanca (A)	2,999	43,935
Latam Airlines Group SA, ADR	11,197	172,322
Sociedad Quimica y Minera de
Chile SA, ADR	4,454	218,914
		2,208,031
China – 6.6%
3SBio, Inc. (A)(B)(C)	33,000	75,165
58.com, Inc., ADR (B)	3,000	239,580
AAC Technologies Holdings, Inc.	27,342	501,030
Agile Group Holdings, Ltd.	54,000	112,613
Agricultural Bank of China, Ltd.,
H Shares	945,000	542,660
Air China, Ltd., H Shares	84,534	109,170
Alibaba Group Holding, Ltd., ADR (B)	41,000	7,525,140
Aluminum Corp. of China, Ltd., H
Shares (A)(B)	185,220	104,610
Anhui Conch Cement Company, Ltd.,
H Shares	56,790	312,513
ANTA Sports Products, Ltd.	43,000	219,507
Autohome, Inc., ADR	1,700	146,098
AviChina Industry & Technology
Company, Ltd., H Shares	72,000	51,151
Baidu, Inc., ADR (B)	9,900	2,209,581
Bank of China, Ltd., H Shares	2,759,563	1,507,437
Bank of Communications
Company, Ltd., H Shares	337,527	266,846
Beijing Capital International Airport
Company, Ltd., H Shares	52,789	71,296
BYD Company, Ltd., H Shares	24,105	191,946
CGN Power Company, Ltd., H
Shares (C)	446,000	116,029
China Cinda Asset Management
Company, Ltd., H Shares	304,800	111,598
China CITIC Bank Corp., Ltd., H Shares	310,800	214,445
China Communications
Construction Company, Ltd., H Shares	152,335	157,527
China Communications Services Corp.,
Ltd., H Shares	129,600	77,982
China Conch Venture Holdings, Ltd.	46,400	142,386
China Construction Bank Corp.,
H Shares	3,007,914	3,141,778
China Everbright Bank Company, Ltd.,
H Shares	120,000	58,138
China Evergrande Group (B)	111,959	357,857
China Galaxy Securities Company, Ltd.,
H Shares	129,500	86,938
China Huarong Asset Management
Company, Ltd., H Shares (C)	351,700	149,082
China Huishan Dairy Holdings
Company, Ltd. (B)(E)	225,000	0
China Life Insurance Company, Ltd.,
H Shares	258,624	723,059
China Longyuan Power Group Corp.,
Ltd., H Shares	99,000	76,456
China Medical System Holdings, Ltd.	37,300	85,450
China Merchants Bank Company, Ltd.,
H Shares (A)	130,823	543,029
China Minsheng Banking Corp., Ltd.,
H Shares	202,080	198,199
China Molybdenum Company, Ltd.,
H Shares	129,000	98,861
China National Building Material
Company, Ltd., H Shares (A)	116,000	127,632
China Oilfield Services, Ltd., H Shares	56,000	58,746
China Pacific Insurance Group
Company, Ltd., H Shares	90,500	410,663
China Petroleum & Chemical Corp.,
H Shares	881,361	781,840
China Railway Construction Corp., Ltd.,
H Shares	67,500	67,926
China Railway Group, Ltd., H Shares	179,000	124,665
China Resources Pharmaceutical
Group, Ltd. (C)	66,000	92,837
China Shenhua Energy Company, Ltd.,
H Shares	127,500	319,991
China Southern Airlines Company, Ltd.,
H Shares	64,000	66,884
China Telecom Corp., Ltd., H Shares	481,604	213,607
China Vanke Company, Ltd., H Shares	45,400	209,050
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	88,000	68,025

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
CITIC Securities Company, Ltd.,
H Shares	75,500	$174,984
CNOOC, Ltd.	621,258	919,890
Country Garden Holdings Company, Ltd.	237,574	496,009
CRRC Corp., Ltd., H Shares	164,150	140,823
CSPC Pharmaceutical Group, Ltd.	164,000	442,064
Ctrip.com International, Ltd., ADR (B)	14,300	666,666
Dongfeng Motor Group Company, Ltd.,
H Shares	123,220	143,852
ENN Energy Holdings, Ltd.	26,000	233,712
Fosun International, Ltd.	102,500	224,892
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	16,800	64,984
Geely Automobile Holdings, Ltd.	179,000	524,513
GF Securities Company, Ltd., H Shares	47,800	88,537
GOME Retail Holdings, Ltd. (A)	386,127	42,041
Great Wall Motor Company, Ltd.,
H Shares	123,000	124,660
Guangzhou Automobile Group
Company, Ltd., H Shares	101,650	188,799
Guangzhou R&F Properties
Company, Ltd., H Shares	43,600	110,271
Haitian International Holdings, Ltd.	29,000	88,176
Haitong Securities Company, Ltd.,
H Shares	113,200	150,778
Hengan International Group
Company, Ltd.	25,000	233,056
Huaneng Power International, Inc.,
H Shares	149,436	100,952
Huaneng Renewables Corp., Ltd.,
H Shares	226,000	85,096
Huatai Securities Company, Ltd., H
Shares (C)	65,400	126,903
Industrial & Commercial Bank of
China, Ltd., H Shares	2,570,735	2,240,360
JD.com, Inc., ADR (B)	23,800	963,662
Jiangsu Expressway Company, Ltd.,
H Shares	41,145	58,417
Jiangxi Copper Company, Ltd., H Shares	54,075	77,880
Kingsoft Corp., Ltd. (A)	23,000	74,094
Lenovo Group, Ltd.	217,436	111,834
Longfor Properties Company, Ltd.	53,600	165,265
Minth Group, Ltd.	22,000	100,938
Momo, Inc., ADR (B)	2,900	108,402
NetEase, Inc., ADR	2,800	785,092
New China Life Insurance
Company, Ltd., H Shares	24,900	117,652
New Oriental Education & Technology
Group, Inc., ADR	4,900	429,485
PetroChina Company, Ltd., H Shares	734,261	510,031
PICC Property & Casualty
Company, Ltd., H Shares	168,242	297,288
Ping An Insurance Group Company of
China, Ltd., H Shares	182,790	1,884,689
Semiconductor Manufacturing
International Corp. (A)(B)	83,900	111,013
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	80,000	53,561
Shanghai Electric Group Company, Ltd.,
H Shares (A)(B)	144,864	50,405
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	13,000	80,537
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	22,600	60,835
Shenzhou International Group
Holdings, Ltd.	24,000	254,277
Sihuan Pharmaceutical Holdings
Group, Ltd.	175,000	52,331
SINA Corp. (B)	1,900	198,113
Sino-Ocean Group Holding, Ltd.	177,213	129,764
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	119,901	73,265
Sinopharm Group Company, Ltd.,
H Shares	39,200	196,464
SOHO China, Ltd.	140,000	73,741
Sunac China Holdings, Ltd.	85,000	334,024
Sunny Optical Technology Group
Company, Ltd.	23,900	448,467
TAL Education Group, ADR	10,400	385,736
Tencent Holdings, Ltd.	202,600	10,875,481
The People’s Insurance Company Group
of China, Ltd., H Shares	226,000	106,886
Tingyi Cayman Islands Holding Corp.	76,000	157,990
TravelSky Technology, Ltd., H Shares	31,000	90,548
Tsingtao Brewery Company, Ltd.,
H Shares	12,000	63,021
Vipshop Holdings, Ltd., ADR (B)	13,500	224,370
Want Want China Holdings, Ltd.	243,000	195,497
Weibo Corp., ADR (B)	1,890	225,931
Weichai Power Company, Ltd., H Shares	78,720	89,028
Yangzijiang Shipbuilding Holdings, Ltd.	99,600	92,766
Yanzhou Coal Mining Company, Ltd.,
H Shares	85,990	111,133
Yum China Holdings, Inc.	13,700	568,550
YY, Inc., ADR (B)	1,400	147,280
Zhejiang Expressway Company, Ltd.,
H Shares	49,718	50,990
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	18,000	87,662
Zijin Mining Group Company, Ltd.,
H Shares	285,469	129,947
ZTE Corp., H Shares (B)	25,887	85,247
		52,168,630
Colombia – 0.1%
Bancolombia SA, ADR	15,325	643,957
Ecopetrol SA, ADR	8,500	164,305
		808,262
Czech Republic – 0.1%
CEZ AS	6,817	169,783
Komercni banka AS	3,440	156,900
Moneta Money Bank AS (C)	22,079	91,455
		418,138
Denmark – 1.2%
A.P. Moller - Maersk A/S, Series A	150	220,985
A.P. Moller - Maersk A/S, Series B	245	382,342
Carlsberg A/S, Class B	3,881	463,371
Chr. Hansen Holding A/S	3,392	293,568
Coloplast A/S, B Shares	4,165	353,262
Danske Bank A/S	26,359	987,627
DSV A/S	6,834	539,533
Genmab A/S (B)	2,092	450,711
H Lundbeck A/S	2,300	129,183
ISS A/S	6,590	244,749
Novo Nordisk A/S, B Shares	66,905	3,290,780
Novozymes A/S, B Shares	8,505	442,773
Orsted A/S (C)	7,108	462,460
Pandora A/S (A)	4,042	437,329
TDC A/S (B)	31,300	259,370

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	4,500	$104,846
Vestas Wind Systems A/S (A)	8,020	573,847
William Demant Holding A/S (B)	5,000	186,251
		9,822,987
Egypt – 0.0%
Commercial International Bank
Egypt SAE	41,265	208,657
Global Telecom Holding SAE (B)	14,348	5,286
		213,943
Finland – 0.7%
Elisa OYJ	6,060	274,090
Fortum OYJ	16,798	360,872
Kone OYJ, Class B	11,934	595,601
Metso OYJ	4,686	147,846
Neste OYJ	4,388	305,427
Nokia OYJ	209,775	1,158,452
Nokian Renkaat OYJ	3,680	167,125
Orion OYJ, Class B	3,379	103,440
Sampo OYJ, A Shares	15,692	874,245
Stora Enso OYJ, R Shares	20,482	376,590
UPM-Kymmene OYJ	19,972	740,440
Wartsila OYJ ABP	15,222	336,336
		5,440,464
France – 7.1%
Accor SA (A)	6,835	369,260
Aeroports de Paris	1,056	230,062
Air Liquide SA	15,237	1,869,851
Airbus SE	20,662	2,391,789
Alstom SA	6,025	271,743
Amundi SA (C)	2,111	169,529
Arkema SA	2,540	331,595
Atos SE	3,543	485,424
AXA SA	69,604	1,850,286
BioMerieux	1,446	119,092
BNP Paribas SA	40,345	2,992,017
Bollore SA	31,521	168,146
Bollore SA (B)	180	959
Bouygues SA	8,158	409,028
Bureau Veritas SA	10,005	260,071
Capgemini SE	5,748	717,205
Carrefour SA	20,711	429,544
Casino Guichard Perrachon SA (A)	1,872	91,688
Cie de Saint-Gobain	18,327	967,759
Cie Generale des Etablissements
Michelin SCA	6,094	902,173
CNP Assurances	6,491	163,860
Credit Agricole SA	40,674	663,191
Danone SA	21,718	1,760,947
Dassault Aviation SA	98	187,221
Dassault Systemes SE	4,648	632,098
Edenred	8,291	288,382
Eiffage SA	2,687	306,026
Electricite de France SA	20,485	296,593
Engie SA	64,527	1,077,505
Essilor International Cie Generale
d’Optique SA	7,546	1,017,961
Eurazeo SA	1,597	147,047
Eutelsat Communications SA	6,171	122,312
Faurecia SA	2,651	214,509
Fonciere Des Regions	1,191	131,389
Gecina SA	1,877	325,719
Getlink SE	16,415	234,338
Hermes International	1,132	670,995
ICADE	1,225	118,929
Iliad SA	1,034	214,063
Imerys SA	1,510	146,748
Ingenico Group SA	2,324	188,633
Ipsen SA	1,496	232,532
JCDecaux SA	2,889	100,466
Kering SA	2,716	1,302,642
Klepierre SA	8,393	338,299
Lagardere SCA	4,134	118,084
Legrand SA	9,509	746,084
L’Oreal SA	9,054	2,044,926
LVMH Moet Hennessy Louis Vuitton SE	10,014	3,086,050
Natixis SA	35,715	293,053
Orange SA	72,209	1,227,399
Pernod Ricard SA	7,611	1,267,295
Peugeot SA	21,593	519,947
Publicis Groupe SA	7,283	507,129
Remy Cointreau SA	908	129,521
Renault SA	7,048	855,260
Rexel SA	12,161	206,004
Safran SA	11,936	1,266,765
Sanofi	40,628	3,259,998
Schneider Electric SE	19,841	1,747,228
Schneider Electric SE (London
Stock Exchange)	623	55,074
SCOR SE	6,512	265,854
SEB SA	927	177,307
Societe BIC SA	1,119	111,235
Societe Generale SA	27,684	1,503,530
Sodexo SA	3,211	323,181
Suez	13,406	194,252
Teleperformance	2,017	312,790
Thales SA	3,838	467,559
TOTAL SA	85,998	4,929,383
Ubisoft Entertainment SA (B)	2,202	186,360
Unibail-Rodamco SE	3,595	821,184
Valeo SA	8,552	565,716
Veolia Environnement SA	17,413	413,688
Vinci SA	18,148	1,787,491
Vivendi SA	37,784	979,922
Wendel SA	986	153,749
		56,432,644
Germany – 6.1%
1&1 Drillisch AG	1,851	124,891
adidas AG	6,795	1,653,208
Allianz SE	16,060	3,630,482
Axel Springer SE	1,955	163,542
BASF SE	32,520	3,298,096
Bayer AG	29,548	3,331,060
Bayerische Motoren Werke AG	11,858	1,289,793
Beiersdorf AG	3,496	396,194
Brenntag AG	5,855	348,561
Commerzbank AG (B)	37,723	489,733
Continental AG	3,883	1,072,530
Covestro AG (C)	5,968	587,652
Daimler AG	34,145	2,909,158
Deutsche Bank AG	73,967	1,031,875
Deutsche Boerse AG	7,052	964,033
Deutsche Lufthansa AG	9,032	288,731
Deutsche Post AG	34,717	1,520,582
Deutsche Telekom AG	119,710	1,958,542
Deutsche Wohnen SE	12,449	580,870
E.ON SE	77,734	863,788
Evonik Industries AG	6,088	214,684
Fraport AG Frankfurt Airport
Services Worldwide	1,636	161,461

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Fresenius Medical Care AG &
Company KGaA	7,874	$804,194
Fresenius SE & Company KGaA	14,863	1,136,498
GEA Group AG	7,004	297,858
Hannover Rueck SE	2,322	316,796
HeidelbergCement AG	5,228	513,610
Henkel AG & Company KGaA	3,884	489,321
HOCHTIEF AG	698	130,477
HUGO BOSS AG	2,319	202,024
Infineon Technologies AG	40,746	1,095,793
Innogy SE (C)	5,057	239,698
K+S AG	6,726	194,261
KION Group AG	2,424	226,307
LANXESS AG	3,216	246,526
Linde AG (B)	6,626	1,400,137
MAN SE	2,251	262,488
Merck KGaA	4,647	445,871
METRO AG	6,304	111,520
MTU Aero Engines AG	1,815	305,896
Muenchener
Rueckversicherungs-Gesellschaft AG	5,524	1,284,560
OSRAM Licht AG	3,780	278,160
ProSiebenSat.1 Media SE	8,326	288,384
RWE AG	18,337	453,258
SAP SE	35,114	3,686,337
Siemens AG	27,325	3,486,600
Symrise AG	4,236	341,081
Telefonica Deutschland Holding AG	27,806	130,658
thyssenkrupp AG	16,095	420,275
TUI AG	17,680	379,122
Uniper SE	6,933	211,284
United Internet AG	4,503	283,737
Volkswagen AG	1,096	219,365
Vonovia SE	17,716	878,534
Wirecard AG	4,098	485,784
Zalando SE (B)	4,151	226,515
		48,352,395
Greece – 0.1%
Alpha Bank AE (B)	53,207	113,638
Eurobank Ergasias SA (B)	62,351	59,289
FF Group (B)	1,869	36,381
Hellenic Telecommunications
Organization SA	8,503	115,264
JUMBO SA	5,651	101,100
National Bank of Greece SA (B)	184,167	59,587
OPAP SA	8,113	92,986
Piraeus Bank SA (B)	10,989	34,991
Titan Cement Company SA	2,489	61,961
		675,197
Hong Kong – 3.3%
AIA Group, Ltd.	427,600	3,655,415
Alibaba Health Information
Technology, Ltd. (A)(B)	84,000	42,053
Alibaba Pictures Group, Ltd. (A)(B)	350,000	45,778
ASM Pacific Technology, Ltd.	10,700	150,745
Beijing Enterprises Holdings, Ltd.	19,786	104,195
Beijing Enterprises Water
Group, Ltd. (B)	152,000	85,522
BOC Hong Kong Holdings, Ltd.	134,328	658,984
Brilliance China Automotive
Holdings, Ltd.	94,000	198,461
China Everbright International, Ltd.	86,000	121,430
China Everbright, Ltd.	32,216	68,052
China Gas Holdings, Ltd.	74,000	271,297
China Jinmao Holdings Group, Ltd.	224,000	129,276
China Mengniu Dairy Company, Ltd. (B)	89,004	307,160
China Merchants Port Holdings
Company, Ltd.	44,745	99,426
China Mobile, Ltd.	220,530	2,021,245
China Overseas Land & Investment, Ltd.	142,882	501,057
China Resources Beer Holdings
Company, Ltd.	65,979	287,618
China Resources Gas Group, Ltd.	36,000	125,892
China Resources Land, Ltd.	110,964	407,755
China Resources Power Holdings
Company, Ltd.	68,244	125,121
China State Construction International
Holdings, Ltd.	71,250	87,503
China Taiping Insurance Holdings
Company, Ltd.	60,500	203,234
China Unicom Hong Kong, Ltd. (B)	215,982	276,306
CITIC, Ltd.	191,967	270,320
CK Asset Holdings, Ltd.	92,665	782,007
CK Hutchison Holdings, Ltd.	96,663	1,161,432
CK Infrastructure Holdings, Ltd.	24,772	203,039
CLP Holdings, Ltd.	59,900	610,741
COSCO SHIPPING Ports, Ltd.	93,577	79,004
Far East Horizon, Ltd.	89,000	94,528
First Pacific Company, Ltd.	92,250	50,136
Fullshare Holdings, Ltd. (A)(B)	242,400	134,409
Galaxy Entertainment Group, Ltd.	86,000	789,367
GCL-Poly Energy Holdings, Ltd. (B)	591,000	73,858
Guangdong Investment, Ltd.	99,220	157,191
Haier Electronics Group
Company, Ltd. (B)	37,000	132,651
Hanergy Thin Film Power
Group, Ltd. (B)(E)	428,695	11,744
Hang Lung Group, Ltd.	30,000	98,384
Hang Lung Properties, Ltd.	74,326	174,445
Hang Seng Bank, Ltd.	27,819	646,363
Henderson Land Development
Company, Ltd.	45,723	299,809
HK Electric Investments & HK Electric
Investments, Ltd. (C)	88,500	85,817
HKT Trust & HKT, Ltd.	145,233	183,107
Hong Kong & China Gas Company, Ltd.	296,796	611,626
Hong Kong Exchanges &
Clearing, Ltd. (A)	40,917	1,347,685
Hongkong Land Holdings, Ltd.	44,100	304,688
Hysan Development Company, Ltd.	24,415	129,567
Jardine Matheson Holdings, Ltd.	8,000	493,011
Jardine Strategic Holdings, Ltd.	8,100	311,394
Kerry Properties, Ltd.	21,438	96,942
Kingboard Chemical Holdings, Ltd.	22,500	104,022
Kingston Financial Group, Ltd. (A)	142,000	63,876
Kunlun Energy Company, Ltd.	118,000	102,479
Li & Fung, Ltd.	211,600	104,314
Link REIT	77,244	662,114
Melco Resorts &
Entertainment, Ltd., ADR	9,485	274,875
MTR Corp., Ltd.	51,783	279,533
New World Development Company, Ltd.	227,476	324,211
Nine Dragons Paper Holdings, Ltd.	81,000	122,764
NWS Holdings, Ltd.	58,117	105,857
PCCW, Ltd.	181,876	105,555
Power Assets Holdings, Ltd.	49,082	438,468
Shanghai Industrial Holdings, Ltd.	33,930	89,040
Shangri-La Asia, Ltd.	70,102	142,339
Shimao Property Holdings, Ltd.	64,000	183,558

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Biopharmaceutical, Ltd.	148,000	$294,134
Sino Land Company, Ltd.	105,956	171,739
SJM Holdings, Ltd.	83,000	72,716
Sun Art Retail Group, Ltd.	86,000	100,638
Sun Hung Kai Properties, Ltd.	52,130	827,458
Swire Pacific, Ltd., Class A	18,163	183,929
Swire Properties, Ltd.	43,628	153,448
Techtronic Industries Company, Ltd.	49,000	287,585
The Bank of East Asia, Ltd.	41,252	165,293
The Wharf Holdings, Ltd.	46,876	162,298
WH Group, Ltd. (C)	327,303	350,701
Wharf Real Estate Investment
Company, Ltd. (B)	46,876	306,400
Wheelock & Company, Ltd.	27,000	198,046
Yue Yuen Industrial Holdings, Ltd.	31,567	126,472
		25,810,652
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	12,392	135,205
OTP Bank PLC	9,034	405,915
Richter Gedeon Nyrt	4,794	100,183
		641,303
India – 2.0%
ACC, Ltd.	1,580	36,568
Adani Ports & Special Economic
Zone, Ltd.	28,840	158,559
Ambuja Cements, Ltd.	22,913	82,959
Ashok Leyland, Ltd.	52,290	117,432
Asian Paints, Ltd.	10,113	174,322
Aurobindo Pharma, Ltd.	9,153	79,490
Axis Bank, Ltd.	65,325	515,507
Bajaj Auto, Ltd.	2,923	123,820
Bajaj Finance, Ltd.	5,420	148,611
Bajaj Finserv, Ltd.	1,261	98,875
Bharat Forge, Ltd.	9,316	100,622
Bharat Heavy Electricals, Ltd.	30,897	38,833
Bharat Petroleum Corp., Ltd.	27,177	179,488
Bharti Airtel, Ltd.	42,144	258,698
Bharti Infratel, Ltd.	15,904	82,398
Bosch, Ltd.	253	70,888
Britannia Industries, Ltd.	1,006	76,999
Cadila Healthcare, Ltd. (B)	6,725	39,299
Cipla, Ltd.	12,134	101,832
Coal India, Ltd.	24,417	105,822
Dabur India, Ltd.	17,709	88,882
Dr. Reddy’s Laboratories, Ltd., ADR	6,754	220,788
Eicher Motors, Ltd.	425	186,652
GAIL India, Ltd., GDR	3,733	151,726
Glenmark Pharmaceuticals, Ltd.	4,541	36,827
Godrej Consumer Products, Ltd.	7,998	134,739
Grasim Industries, Ltd.	10,574	170,395
Havells India, Ltd.	11,177	84,211
HCL Technologies, Ltd.	18,977	281,570
Hero MotoCorp, Ltd.	1,675	91,212
Hindalco Industries, Ltd.	41,886	140,074
Hindustan Petroleum Corp., Ltd.	20,412	108,212
Hindustan Unilever, Ltd.	25,000	513,989
Housing Development Finance
Corp., Ltd.	53,075	1,491,256
ICICI Bank, Ltd., ADR	52,063	460,758
Idea Cellular, Ltd. (B)	42,286	49,701
IDFC Bank, Ltd.	47,713	34,968
Indiabulls Housing Finance, Ltd.	10,065	192,862
Indian Oil Corp., Ltd.	38,494	105,175
Infosys, Ltd., ADR (A)	66,848	1,193,237
ITC, Ltd.	113,026	444,744
JSW Steel, Ltd.	33,031	146,893
Larsen & Toubro, Ltd.	16,660	336,660
LIC Housing Finance, Ltd.	9,991	82,967
Lupin, Ltd.	7,740	87,838
Mahindra & Mahindra Financial
Services, Ltd.	12,958	91,663
Mahindra & Mahindra, Ltd., GDR	23,120	266,376
Marico, Ltd.	14,917	74,691
Maruti Suzuki India, Ltd.	3,626	494,987
Motherson Sumi Systems, Ltd.	24,871	119,494
Nestle India, Ltd.	776	97,918
NTPC, Ltd.	55,338	144,936
Oil & Natural Gas Corp., Ltd.	44,697	122,644
Petronet LNG, Ltd.	21,320	75,817
Piramal Enterprises, Ltd.	2,660	100,231
Power Finance Corp., Ltd.	22,218	29,238
Reliance Capital, Ltd., GDR (C)	4,327	28,083
Reliance Industries, Ltd., GDR (C)	45,832	1,246,456
Rural Electrification Corp., Ltd.	22,831	43,827
Shree Cement, Ltd.	276	68,321
Shriram Transport Finance
Company, Ltd.	4,949	110,226
Siemens, Ltd.	3,361	55,593
State Bank of India, GDR	5,224	201,742
Sun Pharmaceutical Industries, Ltd.	29,344	225,198
Tata Consultancy Services, Ltd.	16,537	724,700
Tata Motors, Ltd. (B)	17,463	49,456
Tata Motors, Ltd., ADR (B)	16,666	428,316
Tata Steel, Ltd., GDR	11,000	95,825
Tech Mahindra, Ltd.	19,215	188,439
The Tata Power Company, Ltd.	38,886	47,195
Titan Company, Ltd.	10,263	146,495
UltraTech Cement, Ltd.	2,054	125,179
UltraTech Cement, Ltd., GDR (A)	1,026	62,137
United Spirits, Ltd. (B)	2,025	97,749
UPL, Ltd.	10,066	113,236
Vakrangee, Ltd.	14,851	51,703
Vedanta, Ltd., ADR	13,934	244,820
Wipro, Ltd., ADR (A)	65,498	337,970
Yes Bank, Ltd.	54,720	259,423
Zee Entertainment Enterprises, Ltd.	20,071	179,273
		16,176,715
Indonesia – 0.5%
Adaro Energy Tbk PT	315,000	49,080
AKR Corporindo Tbk PT	101,000	41,827
Astra International Tbk PT	679,000	361,095
Bank Central Asia Tbk PT	360,900	613,092
Bank Danamon Indonesia Tbk PT	200,286	100,324
Bank Mandiri Persero Tbk PT	715,674	401,315
Bank Negara Indonesia Persero Tbk PT	276,500	175,105
Bank Rakyat Indonesia Persero Tbk PT	1,930,000	506,508
Berlian Laju Tanker Tbk PT (B)(E)	128,000	0
Bumi Serpong Damai Tbk PT	429,500	55,835
Charoen Pokphand Indonesia Tbk PT	276,000	69,309
Gudang Garam Tbk PT	26,000	137,298
Hanjaya Mandala Sampoerna Tbk PT	362,500	105,246
Indocement Tunggal Prakarsa Tbk PT	53,500	62,577
Indofood CBP Sukses Makmur Tbk PT	114,400	68,889
Indofood Sukses Makmur Tbk PT	147,500	77,328
Jasa Marga Persero Tbk PT (B)	123,300	41,206
Kalbe Farma Tbk PT	855,000	93,446
Matahari Department Store Tbk PT	88,500	70,690
Pakuwon Jati Tbk PT	1,217,900	55,973
Perusahaan Gas Negara Persero Tbk PT	480,500	80,811

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	111,000	$83,715
Surya Citra Media Tbk PT	339,000	67,119
Telekomunikasi Indonesia Persero
Tbk PT	1,932,500	508,161
Telekomunikasi Indonesia Persero Tbk
PT, ADR	358	9,458
Tower Bersama Infrastructure Tbk PT	115,900	47,008
Unilever Indonesia Tbk PT	66,500	239,879
United Tractors Tbk PT	55,279	128,965
		4,251,259
Ireland – 0.6%
AerCap Holdings NV (B)	5,178	262,628
AIB Group PLC	28,431	171,123
Bank of Ireland Group PLC (B)	28,441	248,253
CRH PLC	30,002	1,016,227
DCC PLC	3,202	295,022
Irish Bank Resolution Corp., Ltd. (B)(E)	38,483	0
James Hardie Industries PLC	15,679	278,264
Kerry Group PLC, Class A	5,738	579,686
Paddy Power Betfair PLC	2,701	277,435
Ryanair Holdings PLC, ADR (B)	1,872	229,975
Shire PLC	32,749	1,629,908
		4,988,521
Isle of Man – 0.0%
GVC Holdings PLC	19,000	245,508
Israel – 0.3%
Azrieli Group, Ltd.	1,424	68,453
Bank Hapoalim BM	35,772	246,001
Bank Leumi Le-Israel BM	54,437	328,824
Bezeq The Israeli Telecommunication
Corp., Ltd.	65,229	83,604
Check Point Software
Technologies, Ltd. (B)	4,816	478,421
Elbit Systems, Ltd.	787	94,763
Frutarom Industries, Ltd.	1,283	117,969
Israel Chemicals, Ltd.	16,931	71,877
Mizrahi Tefahot Bank, Ltd.	5,543	106,181
Nice, Ltd. (B)	1,954	182,574
Teva Pharmaceutical Industries, Ltd.	33,126	565,229
		2,343,896
Italy – 1.4%
Assicurazioni Generali SpA	44,210	849,816
Atlantia SpA	15,943	494,016
Davide Campari-Milano SpA	20,278	153,521
Enel SpA	289,660	1,772,493
Eni SpA	90,809	1,599,626
Ferrari NV	4,346	522,441
Intesa Sanpaolo SpA	480,613	1,749,916
Leonardo SpA	15,427	178,416
Luxottica Group SpA	5,802	360,447
Mediobanca Banca di Credito
Finanziario SpA	22,013	258,794
Poste Italiane SpA (C)	17,531	160,135
Prysmian SpA	7,382	231,811
Recordati SpA	3,480	128,396
Snam SpA	82,228	377,987
Telecom Italia SpA (B)	424,333	402,902
Telecom Italia SpA	233,394	194,318
Terna Rete Elettrica Nazionale SpA	57,188	334,201
UniCredit SpA	71,728	1,499,198
UnipolSai Assicurazioni SpA	31,557	75,034
		11,343,468
Japan – 16.5%
ABC-Mart, Inc.	1,400	92,195
Acom Company, Ltd. (A)(B)	19,400	87,118
Aeon Company, Ltd.	22,200	394,826
AEON Financial Service
Company, Ltd. (A)	4,800	111,299
Aeon Mall Company, Ltd.	3,300	69,406
Air Water, Inc.	5,000	97,733
Aisin Seiki Company, Ltd.	6,300	343,810
Ajinomoto Company, Inc.	20,200	366,837
Alfresa Holdings Corp.	7,400	167,098
Alps Electric Company, Ltd. (A)	7,700	190,607
Amada Holdings Company, Ltd.	12,000	145,866
ANA Holdings, Inc. (A)	4,600	178,251
Aozora Bank, Ltd.	3,900	156,532
Asahi Glass Company, Ltd.	7,200	301,732
Asahi Group Holdings, Ltd.	14,200	763,656
Asahi Kasei Corp.	44,000	588,097
Asics Corp. (A)	5,900	109,893
Astellas Pharma, Inc.	72,600	1,110,489
Bandai Namco Holdings, Inc.	7,499	242,695
Benesse Holdings, Inc.	2,400	87,310
Bridgestone Corp.	23,000	1,011,859
Brother Industries, Ltd.	9,200	213,324
Calbee, Inc. (A)	2,500	84,950
Canon, Inc.	38,700	1,403,970
Casio Computer Company, Ltd. (A)	6,700	99,802
Central Japan Railway Company	5,200	992,382
Chubu Electric Power Company, Inc.	24,900	357,358
Chugai Pharmaceutical Company, Ltd.	8,200	416,300
Coca-Cola Bottlers Japan Holdings, Inc.	4,700	194,098
Concordia Financial Group, Ltd.	45,800	258,608
Credit Saison Company, Ltd.	5,000	83,688
CYBERDYNE, Inc. (B)	3,600	51,629
Dai Nippon Printing Company, Ltd.	10,000	207,809
Daicel Corp.	10,034	110,183
Daifuku Company, Ltd.	3,500	207,506
Dai-ichi Life Holdings, Inc.	39,400	727,382
Daiichi Sankyo Company, Ltd.	21,000	704,463
Daikin Industries, Ltd.	9,000	999,838
Daito Trust Construction Company, Ltd.	2,500	425,667
Daiwa House Industry Company, Ltd.	20,200	778,171
Daiwa House REIT Investment Corp.	45	108,805
Daiwa Securities Group, Inc.	59,900	385,510
DeNA Company, Ltd. (A)	3,500	63,745
Denso Corp.	16,900	929,576
Dentsu, Inc.	7,600	335,866
Disco Corp.	1,000	213,743
Don Quijote Holdings Company, Ltd.	4,600	263,627
East Japan Railway Company	11,500	1,075,180
Eisai Company, Ltd. (A)	9,600	618,111
Electric Power Development
Company, Ltd.	4,600	118,569
FamilyMart UNY Holdings
Company, Ltd.	3,000	249,951
FANUC Corp.	7,000	1,801,472
Fast Retailing Company, Ltd.	1,900	763,293
Fuji Electric Company, Ltd.	23,000	158,463
FUJIFILM Holdings Corp.	14,700	587,025
Fujitsu, Ltd.	69,000	419,308
Fukuoka Financial Group, Inc.	29,000	158,867
Hakuhodo DY Holdings, Inc.	9,300	128,379
Hamamatsu Photonics KK	5,400	207,742
Hankyu Hanshin Holdings, Inc.	8,600	322,104
Hikari Tsushin, Inc.	700	112,914
Hino Motors, Ltd.	10,000	130,044

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hirose Electric Company, Ltd.	1,223	$168,990
Hisamitsu Pharmaceutical Company, Inc.	2,400	185,528
Hitachi Chemical Company, Ltd.	3,700	82,658
Hitachi Construction Machinery
Company, Ltd.	4,100	159,149
Hitachi High-Technologies Corp.	2,900	137,862
Hitachi Metals, Ltd.	9,000	105,775
Hitachi, Ltd.	170,000	1,238,213
Honda Motor Company, Ltd.	61,300	2,121,997
Hoshizaki Corp.	1,900	169,387
Hoya Corp.	13,700	692,023
Hulic Company, Ltd.	9,000	98,079
Idemitsu Kosan Company, Ltd.	5,500	210,434
IHI Corp.	5,800	180,954
Iida Group Holdings Company, Ltd. (A)	5,000	93,463
Inpex Corp.	35,500	440,531
Isetan Mitsukoshi Holdings, Ltd. (A)	12,219	135,211
Isuzu Motors, Ltd.	21,000	321,751
ITOCHU Corp. (A)	54,400	1,062,278
J Front Retailing Company, Ltd.	9,000	152,004
Japan Airlines Company, Ltd.	4,000	162,865
Japan Airport Terminal Company, Ltd.	1,500	58,239
Japan Exchange Group, Inc.	19,800	370,738
Japan Post Bank Company, Ltd.	14,000	189,993
Japan Post Holdings Company, Ltd.	56,400	685,397
Japan Prime Realty Investment Corp.	28	101,725
Japan Real Estate Investment Corp. (A)	42	218,324
Japan Retail Fund Investment Corp.	93	180,340
Japan Tobacco, Inc.	39,800	1,136,967
JFE Holdings, Inc.	18,300	369,136
JGC Corp. (A)	7,000	152,408
JSR Corp.	6,500	146,289
JTEKT Corp.	7,300	107,564
JXTG Holdings, Inc.	106,911	651,791
Kajima Corp.	33,000	310,245
Kakaku.com, Inc. (A)	5,000	88,487
Kamigumi Company, Ltd.	4,500	100,876
Kaneka Corp.	11,829	117,670
Kansai Paint Company, Ltd. (A)	7,000	163,613
Kao Corp.	17,700	1,328,801
Kawasaki Heavy Industries, Ltd.	5,000	161,348
KDDI Corp.	64,000	1,648,284
Keihan Holdings Company, Ltd. (A)	3,400	105,485
Keikyu Corp. (A)	9,000	158,191
Keio Corp.	4,000	172,401
Keisei Electric Railway Company, Ltd.	5,500	169,297
Keyence Corp.	3,498	2,185,054
Kikkoman Corp. (A)	5,000	202,712
Kintetsu Group Holdings
Company, Ltd. (A)	6,200	243,607
Kirin Holdings Company, Ltd.	31,800	846,582
Kobe Steel, Ltd. (B)	10,500	104,153
Koito Manufacturing Company, Ltd.	4,000	279,337
Komatsu, Ltd.	33,200	1,112,166
Konami Holdings Corp.	3,700	188,430
Konica Minolta, Inc. (A)	19,400	164,919
Kose Corp.	1,000	210,223
Kubota Corp.	36,700	646,933
Kuraray Company, Ltd.	13,200	228,866
Kurita Water Industries, Ltd.	4,400	142,045
Kyocera Corp.	11,900	674,707
Kyowa Hakko Kirin Company, Ltd.	9,473	205,730
Kyushu Electric Power
Company, Inc. (A)	16,300	196,864
Kyushu Financial Group, Inc.	14,000	69,921
Kyushu Railway Company	6,400	199,659
Lawson, Inc.	1,900	129,888
LINE Corp. (B)	2,000	78,711
Lion Corp.	8,000	164,174
LIXIL Group Corp.	10,300	228,482
M3, Inc.	7,400	340,015
Mabuchi Motor Company, Ltd.	1,600	79,597
Makita Corp.	7,800	386,367
Marubeni Corp.	58,100	424,277
Marui Group Company, Ltd. (A)	7,600	153,257
Maruichi Steel Tube, Ltd. (A)	2,600	79,234
Mazda Motor Corp.	21,900	292,887
McDonald’s Holdings Company
Japan, Ltd.	2,600	123,047
Mebuki Financial Group, Inc.	38,910	151,142
Medipal Holdings Corp.	5,490	114,582
MEIJI Holdings Company, Ltd.	4,600	353,358
MINEBEA MITSUMI, Inc.	13,900	298,874
MISUMI Group, Inc.	10,700	296,343
Mitsubishi Chemical Holdings Corp.	50,700	493,639
Mitsubishi Corp.	54,700	1,472,473
Mitsubishi Electric Corp.	69,900	1,134,516
Mitsubishi Estate Company, Ltd.	45,200	757,165
Mitsubishi Gas Chemical Company, Inc.	7,414	178,920
Mitsubishi Heavy Industries, Ltd. (A)	11,600	447,284
Mitsubishi Materials Corp.	3,900	115,605
Mitsubishi Motors Corp. (A)	24,700	176,642
Mitsubishi Tanabe Pharma Corp.	8,800	177,789
Mitsubishi UFJ Financial Group, Inc.	427,100	2,838,343
Mitsubishi UFJ Lease & Finance
Company, Ltd.	17,600	105,434
Mitsui & Company, Ltd.	61,500	1,058,284
Mitsui Chemicals, Inc.	6,800	215,895
Mitsui Fudosan Company, Ltd.	32,300	779,763
Mitsui OSK Lines, Ltd.	4,700	133,469
Mixi, Inc.	1,800	67,346
Mizuho Financial Group, Inc.	860,700	1,568,521
MS&AD Insurance Group Holdings, Inc.	17,100	531,186
Murata Manufacturing Company, Ltd.	6,700	924,815
Nabtesco Corp.	3,900	151,899
Nagoya Railroad Company, Ltd. (A)	6,000	153,103
NEC Corp.	9,500	267,036
Nexon Company, Ltd. (B)	13,800	233,961
NGK Insulators, Ltd.	9,000	155,898
NGK Spark Plug Company, Ltd.	6,800	163,853
NH Foods, Ltd. (A)	3,119	128,068
Nidec Corp.	8,600	1,323,615
Nikon Corp.	12,400	224,141
Nintendo Company, Ltd.	4,000	1,777,093
Nippon Building Fund, Inc.	48	266,248
Nippon Electric Glass Company, Ltd.	2,800	81,167
Nippon Express Company, Ltd.	3,000	198,492
Nippon Paint Holdings
Company, Ltd. (A)	6,000	220,999
Nippon Prologis REIT, Inc.	60	130,316
Nippon Steel & Sumitomo Metal Corp.	26,500	581,806
Nippon Telegraph & Telephone Corp.	24,300	1,133,670
Nippon Yusen KK	5,500	107,987
Nissan Chemical Industries, Ltd.	4,100	170,320
Nissan Motor Company, Ltd. (A)	83,900	866,028
Nisshin Seifun Group, Inc.	7,400	147,045
Nissin Foods Holdings Company, Ltd.	2,200	152,637
Nitori Holdings Company, Ltd.	2,900	508,561
Nitto Denko Corp.	5,800	438,359
NOK Corp.	3,800	74,205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Holdings, Inc. (A)	131,400	$766,235
Nomura Real Estate Holdings, Inc.	4,500	105,666
Nomura Real Estate Master Fund, Inc.	151	210,149
Nomura Research Institute, Ltd.	5,082	240,120
NSK, Ltd.	14,615	196,619
NTT Data Corp.	22,500	236,424
NTT DOCOMO, Inc.	48,600	1,238,981
Obayashi Corp.	22,000	242,349
Obic Company, Ltd.	2,200	185,390
Odakyu Electric Railway Company, Ltd.	10,900	222,050
Oji Holdings Corp.	30,000	193,358
Olympus Corp.	10,200	390,039
Omron Corp.	7,100	415,042
Ono Pharmaceutical Company, Ltd.	14,500	461,344
Oracle Corp. Japan	1,500	124,491
Oriental Land Company, Ltd.	7,600	777,610
ORIX Corp.	47,800	856,622
Osaka Gas Company, Ltd.	13,800	274,467
Otsuka Corp.	4,400	224,324
Otsuka Holdings Company, Ltd.	14,400	722,300
Panasonic Corp.	79,100	1,135,915
Park24 Company, Ltd.	3,300	90,049
Persol Holdings Company, Ltd.	6,200	180,152
Pola Orbis Holdings, Inc. (A)	3,200	133,399
Rakuten, Inc.	32,500	268,568
Recruit Holdings Company, Ltd.	39,700	995,026
Renesas Electronics Corp. (B)	26,000	261,372
Resona Holdings, Inc.	78,100	419,784
Ricoh Company, Ltd. (A)	24,000	237,092
Rinnai Corp.	1,200	114,125
Rohm Company, Ltd.	3,400	322,731
Ryohin Keikaku Company, Ltd.	900	300,682
Sankyo Company, Ltd. (A)	1,900	66,467
Santen Pharmaceutical Company, Ltd.	14,000	234,444
SBI Holdings, Inc. (A)	8,013	188,274
Secom Company, Ltd.	7,400	551,190
Sega Sammy Holdings, Inc.	6,900	111,796
Seibu Holdings, Inc.	9,100	159,546
Seiko Epson Corp. (A)	9,400	162,900
Sekisui Chemical Company, Ltd.	15,100	264,808
Sekisui House, Ltd.	20,000	365,956
Seven & i Holdings Company, Ltd.	26,600	1,139,340
Seven Bank, Ltd. (A)	20,400	65,444
Sharp Corp. (A)(B)	5,400	161,726
Shimadzu Corp.	9,000	248,266
Shimamura Company, Ltd.	700	87,282
Shimano, Inc.	2,600	375,196
Shimizu Corp.	20,000	178,415
Shin-Etsu Chemical Company, Ltd.	14,000	1,460,329
Shinsei Bank, Ltd.	6,900	107,040
Shionogi & Company, Ltd. (A)	10,300	536,357
Shiseido Company, Ltd.	13,600	873,352
Showa Shell Sekiyu KK	6,845	93,181
SMC Corp.	2,000	813,598
SoftBank Group Corp.	29,300	2,185,524
Sohgo Security Services Company, Ltd.	3,000	147,431
Sompo Holdings, Inc.	12,600	507,692
Sony Corp.	45,400	2,233,694
Sony Financial Holdings, Inc. (A)	5,800	105,909
Stanley Electric Company, Ltd.	5,600	210,261
Start Today Company, Ltd.	7,300	190,001
Subaru Corp.	22,300	738,192
SUMCO Corp. (A)	8,200	214,164
Sumitomo Chemical Company, Ltd.	57,000	330,697
Sumitomo Corp.	43,600	730,410
Sumitomo Dainippon Pharma
Company, Ltd. (A)	7,200	120,279
Sumitomo Electric Industries, Ltd.	26,500	405,013
Sumitomo Heavy Industries, Ltd.	4,002	152,906
Sumitomo Metal Mining Company, Ltd.	8,500	351,574
Sumitomo Mitsui Financial Group, Inc.	47,800	2,027,881
Sumitomo Mitsui Trust Holdings, Inc.	11,700	478,286
Sumitomo Realty & Development
Company, Ltd.	13,000	485,766
Sumitomo Rubber Industries, Ltd.	7,100	130,905
Sundrug Company, Ltd.	2,400	112,334
Suntory Beverage & Food, Ltd.	5,000	243,403
Suruga Bank, Ltd.	6,000	84,205
Suzuken Company, Ltd.	2,640	111,087
Suzuki Motor Corp.	12,000	651,520
Sysmex Corp.	5,600	508,827
T&D Holdings, Inc.	18,800	299,036
Taiheiyo Cement Corp.	4,200	150,861
Taisei Corp.	7,400	379,544
Taisho Pharmaceutical Holdings
Company, Ltd.	1,200	118,641
Taiyo Nippon Sanso Corp.	7,100	107,579
Takashimaya Company, Ltd. (A)	11,181	107,480
Takeda Pharmaceutical Company, Ltd.	25,700	1,253,164
TDK Corp.	4,700	418,717
Teijin, Ltd.	6,400	121,615
Terumo Corp. (A)	11,800	613,740
The Bank of Kyoto, Ltd.	2,600	147,337
The Chiba Bank, Ltd.	28,000	228,926
The Chugoku Electric Power
Company, Inc. (A)	8,600	105,061
The Hachijuni Bank, Ltd.	13,000	70,651
The Kansai Electric Power
Company, Inc.	24,500	320,327
The Shizuoka Bank, Ltd.	17,000	163,481
The Yokohama Rubber Company, Ltd.	5,000	115,882
THK Company, Ltd.	4,000	166,400
Tobu Railway Company, Ltd.	6,400	195,548
Toho Company, Ltd.	4,567	152,013
Toho Gas Company, Ltd.	2,800	87,518
Tohoku Electric Power Company, Inc.	16,600	225,814
Tokio Marine Holdings, Inc.	24,400	1,106,366
Tokyo Electric Power Company
Holdings, Inc. (B)	56,000	219,351
Tokyo Electron, Ltd.	5,700	1,054,449
Tokyo Gas Company, Ltd.	13,200	352,707
Tokyo Tatemono Company, Ltd.	7,500	113,528
Tokyu Corp.	19,500	307,072
Tokyu Fudosan Holdings Corp.	21,300	153,253
Toppan Printing Company, Ltd.	20,000	164,399
Toray Industries, Inc.	53,800	511,770
Toshiba Corp. (B)	236,000	688,348
Tosoh Corp.	11,600	228,758
TOTO, Ltd.	5,400	283,126
Toyo Seikan Group Holdings, Ltd.	4,800	71,623
Toyo Suisan Kaisha, Ltd.	3,600	142,260
Toyoda Gosei Company, Ltd.	2,466	57,111
Toyota Industries Corp.	5,900	356,681
Toyota Motor Corp.	93,080	6,043,837
Toyota Tsusho Corp.	7,900	266,976
Trend Micro, Inc.	4,000	235,887
Tsuruha Holdings, Inc.	1,200	172,707
Unicharm Corp.	14,600	421,116
United Urban Investment Corp.	116	181,713
USS Company, Ltd.	7,770	159,032

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
West Japan Railway Company	5,900	$418,291
Yahoo Japan Corp. (A)	52,400	245,279
Yakult Honsha Company, Ltd. (A)	4,243	318,052
Yamada Denki Company, Ltd. (A)	26,100	158,602
Yamaguchi Financial Group, Inc. (A)	7,000	86,624
Yamaha Corp.	6,200	272,333
Yamaha Motor Company, Ltd.	10,100	300,495
Yamato Holdings Company, Ltd.	12,600	316,716
Yamazaki Baking Company, Ltd.	4,000	83,802
Yaskawa Electric Corp.	9,000	408,200
Yokogawa Electric Corp.	7,686	155,835
		131,180,208
Jersey, Channel Islands – 0.0%
Randgold Resources, Ltd.	3,371	280,049
Luxembourg – 0.2%
ArcelorMittal (B)	24,275	771,030
Eurofins Scientific SE	430	226,599
Millicom International Cellular SA	2,582	176,698
RTL Group SA	1,422	118,060
SES SA	12,937	175,115
Tenaris SA (A)	16,418	283,803
		1,751,305
Macau – 0.1%
MGM China Holdings, Ltd.	35,912	93,403
Sands China, Ltd.	89,600	486,916
Wynn Macau, Ltd.	61,415	225,100
		805,419
Malaysia – 0.7%
AirAsia BHD	21,700	22,306
Alliance Bank Malaysia BHD	53,600	59,449
AMMB Holdings BHD	59,087	59,539
Astro Malaysia Holdings BHD	78,000	41,256
Axiata Group BHD	99,226	140,618
British American Tobacco
Malaysia BHD	4,300	29,265
CIMB Group Holdings BHD	171,088	318,365
Dialog Group BHD	166,000	127,501
DiGi.Com BHD	110,800	133,058
Felda Global Ventures Holdings BHD	39,000	16,821
Gamuda BHD	72,333	96,480
Genting BHD	72,900	164,385
Genting Malaysia BHD	105,700	132,841
Genting Plantations BHD	15,000	39,668
HAP Seng Consolidated BHD	30,200	76,082
Hartalega Holdings BHD	60,200	91,827
Hong Leong Bank BHD	23,269	113,134
Hong Leong Financial Group BHD	6,104	30,374
IHH Healthcare BHD	108,100	168,104
IJM Corp. BHD	87,420	60,947
IOI Corp. BHD	114,466	141,587
IOI Properties Group BHD	83,462	34,763
Kuala Lumpur Kepong BHD	17,150	113,737
Malayan Banking BHD	157,124	428,014
Malaysia Airports Holdings BHD	34,427	78,941
Maxis BHD	67,200	98,946
MISC BHD	26,280	48,065
Nestle Malaysia BHD	2,800	109,552
Petronas Chemicals Group BHD	99,800	210,634
Petronas Dagangan BHD	12,200	78,257
Petronas Gas BHD	21,200	98,002
PPB Group BHD	17,700	87,710
Press Metal Aluminium Holdings BHD	60,400	71,345
Public Bank BHD	97,378	605,459
RHB Bank BHD	29,167	39,107
Sapura Energy BHD	80,300	10,624
Sime Darby BHD	108,224	73,688
Sime Darby Plantation BHD (B)	108,224	155,361
Sime Darby Property BHD (B)	108,224	40,122
Telekom Malaysia BHD	42,705	57,515
Tenaga Nasional BHD	124,350	520,356
UMW Holdings BHD (B)	25,500	39,830
YTL Corp. BHD	156,867	54,523
YTL Power International BHD	52,410	13,721
		5,131,879
Malta – 0.0%
Brait SE (B)	14,256	43,595
Mexico – 0.7%
Alfa SAB de CV, Class A	97,680	125,189
America Movil SAB de CV, Series L	1,160,032	1,100,690
Arca Continental SAB de CV	16,000	110,645
Banco Santander Mexico SA, B Shares	65,000	93,496
Cemex SAB de CV (B)	489,349	323,272
Coca-Cola Femsa SAB de CV, Series L	19,312	127,472
El Puerto de Liverpool SAB de CV,
Series C1 (A)	7,600	56,331
Fibra Uno Administracion SA de CV (A)	89,000	134,136
Fomento Economico Mexicano SAB de CV	68,120	623,534
Fresnillo PLC	7,504	133,990
Gentera SAB de CV (A)	28,000	20,392
Gruma SAB de CV, Class B (A)	5,900	67,568
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares (A)	14,000	138,329
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	8,020	134,942
Grupo Bimbo SAB de CV, Series A (A)	47,784	105,162
Grupo Carso SAB de CV, Series A1	17,777	62,591
Grupo Financiero Banorte SAB de CV,
Series O (A)	87,962	533,481
Grupo Financiero Inbursa SAB de CV,
Series O	86,738	144,039
Grupo Lala SAB de CV (A)	27,400	37,347
Grupo Mexico SAB de CV, Series B	136,866	456,672
Grupo Televisa SAB	87,126	278,151
Industrias Penoles SAB de CV	4,883	98,597
Infraestructura Energetica Nova SAB de CV	18,000	87,832
Kimberly-Clark de Mexico SAB de CV,
Class A (A)	56,178	105,372
Mexichem SAB de CV	32,431	99,452
Promotora y Operadora de
Infraestructura SAB de CV	9,800	97,445
Wal-Mart de Mexico SAB de CV	186,488	471,862
		5,767,989
Netherlands – 3.1%
ABN AMRO Group NV (C)	15,368	463,397
Aegon NV	65,747	443,584
Akzo Nobel NV	9,029	853,087
Altice NV, Class A (B)	17,631	145,711
ASML Holding NV	13,894	2,755,094
Boskalis Westminster	3,669	107,539
EXOR NV	3,992	284,167
Heineken Holding NV	4,217	434,813
Heineken NV	9,190	988,423
ING Groep NV	139,163	2,348,407
Koninklijke Ahold Delhaize NV	46,490	1,101,625
Koninklijke DSM NV	6,436	639,719
Koninklijke KPN NV	122,257	367,626

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke Philips NV	33,986	$1,301,394
Koninklijke Vopak NV	2,830	138,953
NN Group NV	11,099	493,129
NXP Semiconductors NV (B)	12,069	1,412,073
QIAGEN NV (B)	7,963	257,431
Randstad Holding NV (A)	4,395	289,455
Royal Dutch Shell PLC, A Shares	162,652	5,146,057
Royal Dutch Shell PLC, B Shares	133,678	4,301,539
Wolters Kluwer NV	10,629	565,303
		24,838,526
New Zealand – 0.1%
Auckland International Airport, Ltd.	34,116	151,387
Fisher & Paykel Healthcare Corp., Ltd.	19,921	190,833
Fletcher Building, Ltd.	23,909	104,833
Mercury NZ, Ltd.	24,155	56,481
Meridian Energy, Ltd.	43,320	89,601
Ryman Healthcare, Ltd.	12,940	99,577
Spark New Zealand, Ltd.	63,312	153,623
		846,335
Norway – 0.5%
DNB ASA	34,358	676,758
Gjensidige Forsikring ASA	6,934	127,532
Marine Harvest ASA	12,838	259,501
Norsk Hydro ASA	44,388	263,296
Orkla ASA	27,353	294,783
Schibsted ASA, B Shares	3,056	78,218
Statoil ASA	42,262	1,000,256
Telenor ASA (A)	26,027	591,883
Yara International ASA	6,981	298,299
		3,590,526
Peru – 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	122,815
Credicorp, Ltd.	2,434	552,615
Southern Copper Corp.	2,874	155,713
		831,143
Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	85,070	110,848
Aboitiz Power Corp.	72,200	53,712
Ayala Corp.	7,160	130,650
Ayala Land, Inc.	253,800	200,843
Bank of the Philippine Islands	29,885	67,323
BDO Unibank, Inc.	77,140	206,852
Globe Telecom, Inc.	970	30,231
GT Capital Holdings, Inc.	3,100	69,683
JG Summit Holdings, Inc.	85,100	102,589
Jollibee Foods Corp.	18,900	108,933
Megaworld Corp.	564,000	50,758
Metropolitan Bank & Trust Company	58,091	95,659
PLDT, Inc.	3,730	106,155
Security Bank Corp.	15,170	70,166
SM Investments Corp.	8,302	146,921
SM Prime Holdings, Inc.	241,744	157,173
Universal Robina Corp.	30,280	88,302
		1,796,798
Poland – 0.3%
Alior Bank SA (B)	4,231	91,111
Bank Handlowy w Warszawie SA	1,164	25,747
Bank Millennium SA (B)	21,269	51,131
Bank Pekao SA	5,522	199,195
Bank Zachodni WBK SA	1,219	129,219
Boryszew SA (B)	2,380	6,385
CCC SA	1,215	82,994
CD Projekt SA	2,349	75,260
Cyfrowy Polsat SA	6,360	46,406
Dino Polska SA (B)(C)	1,719	43,809
Grupa Azoty SA	1,565	25,633
Grupa Lotos SA	3,293	50,922
Jastrzebska Spolka Weglowa SA (B)	1,853	43,932
KGHM Polska Miedz SA	5,681	144,699
LPP SA	42	106,766
mBank SA (B)	525	64,319
Orange Polska SA (B)	26,179	44,431
PGE Polska Grupa Energetyczna SA (B)	26,654	77,254
PLAY Communications SA (B)(C)	4,003	38,733
Polski Koncern Naftowy ORLEN SA	11,432	281,379
Polskie Gornictwo Naftowe i
Gazownictwo SA	62,946	104,045
Powszechna Kasa Oszczednosci Bank
Polski SA (B)	32,873	389,238
Powszechny Zaklad Ubezpieczen SA	23,000	281,262
Tauron Polska Energia SA (B)	37,474	26,622
		2,430,492
Portugal – 0.1%
EDP - Energias de Portugal SA (A)	84,624	321,538
Galp Energia SGPS SA	18,673	352,149
Jeronimo Martins SGPS SA	7,332	133,359
		807,046
Romania – 0.0%
NEPI Rockcastle PLC	12,881	125,522
Russia – 0.9%
Gazprom PJSC, ADR	251,662	1,240,694
Gazprom PJSC, ADR	3,680	17,944
LUKOIL PJSC, ADR	23,756	1,644,390
MMC Norilsk Nickel PJSC, ADR	39,185	732,760
Mobile TeleSystems PJSC, ADR	20,264	230,807
Novatek PJSC, GDR	3,057	419,385
Rosneft Oil Company PJSC, GDR	9,131	50,156
Rosneft Oil Company PJSC, GDR	30,000	164,787
Sberbank of Russia PJSC, ADR	40,000	746,000
Sberbank of Russia PJSC, ADR	34,900	644,218
Severstal PJSC, GDR	4,250	64,257
Surgutneftegas OJSC, ADR	22,274	111,815
Surgutneftegas OJSC, ADR	23,070	113,047
Tatneft PJSC, ADR	7,986	512,941
VTB Bank PJSC, GDR	50,760	99,598
		6,792,799
Singapore – 0.9%
Ascendas Real Estate Investment Trust	97,931	197,260
CapitaLand Commercial Trust	82,786	116,048
CapitaLand Mall Trust	90,402	143,904
CapitaLand, Ltd.	89,999	246,461
City Developments, Ltd.	16,600	165,406
ComfortDelGro Corp., Ltd.	90,200	141,596
DBS Group Holdings, Ltd.	64,118	1,354,323
Genting Singapore PLC	226,200	187,616
Golden Agri-Resources, Ltd.	284,496	76,268
Hutchison Port Holdings Trust	230,300	68,227
Jardine Cycle & Carriage, Ltd.	4,152	109,681
Keppel Corp., Ltd.	55,069	329,270
Oversea-Chinese Banking Corp., Ltd.	113,197	1,115,104
SATS, Ltd.	29,800	117,105
Sembcorp Industries, Ltd.	38,019	90,922
Singapore Airlines, Ltd.	23,140	192,285
Singapore Exchange, Ltd.	28,000	158,072
Singapore Press Holdings, Ltd.	59,500	114,801
Singapore Technologies
Engineering, Ltd.	54,000	148,549

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	294,940	$761,742
StarHub, Ltd.	21,000	36,966
Suntec Real Estate Investment Trust	103,300	149,771
United Overseas Bank, Ltd.	47,508	999,674
UOL Group, Ltd.	20,239	132,701
Wilmar International, Ltd.	72,000	175,539
		7,329,291
South Africa – 1.7%
Anglo American Platinum, Ltd.	2,632	72,216
AngloGold Ashanti, Ltd.	14,430	139,197
Aspen Pharmacare Holdings, Ltd.	14,246	312,581
Barclays Africa Group, Ltd.	25,092	401,876
Bid Corp., Ltd.	11,078	240,394
Capitec Bank Holdings, Ltd.	1,337	98,360
Coronation Fund Managers, Ltd.	8,138	55,645
Discovery, Ltd.	16,606	239,570
Exxaro Resources, Ltd.	4,891	45,145
FirstRand, Ltd. (A)	118,126	667,501
Fortress REIT, Ltd., Class A	32,243	43,719
Fortress REIT, Ltd., Class B	25,525	25,771
Gold Fields, Ltd.	29,492	119,024
Growthpoint Properties, Ltd.	87,671	210,286
Hyprop Investments, Ltd.	8,505	77,868
Imperial Holdings, Ltd.	6,917	136,350
Investec PLC	24,383	188,439
Investec, Ltd.	7,953	62,110
Kumba Iron Ore, Ltd.	2,928	70,442
Liberty Holdings, Ltd.	4,754	50,435
Life Healthcare Group Holdings, Ltd.	60,113	140,564
Mediclinic International PLC	9,103	77,134
MMI Holdings, Ltd.	19,936	37,170
Mondi PLC	12,906	346,888
Mondi, Ltd.	4,137	112,611
Mr. Price Group, Ltd.	8,969	215,685
MTN Group, Ltd.	59,164	595,079
Naspers, Ltd., N Shares	15,506	3,794,520
Nedbank Group, Ltd.	7,167	172,742
Netcare, Ltd.	36,217	85,639
Pick n Pay Stores, Ltd.	7,147	41,480
Pioneer Foods Group, Ltd.	6,354	66,976
PSG Group, Ltd.	4,220	80,268
Rand Merchant Investment
Holdings, Ltd.	31,847	107,670
Redefine Properties, Ltd.	204,675	200,409
Remgro, Ltd.	20,519	384,611
Resilient REIT, Ltd.	9,826	41,445
RMB Holdings, Ltd.	31,391	204,699
Sanlam, Ltd.	47,254	341,374
Sappi, Ltd.	26,810	173,221
Sasol, Ltd.	19,396	661,717
Shoprite Holdings, Ltd.	16,492	352,085
Sibanye Gold, Ltd.	57,157	56,885
Standard Bank Group, Ltd.	46,838	865,494
Steinhoff International Holdings NV (B)	97,104	27,049
Telkom SA SOC, Ltd.	13,339	59,899
The Bidvest Group, Ltd.	11,166	211,897
The Foschini Group, Ltd.	7,014	132,302
The SPAR Group, Ltd.	5,706	97,954
Tiger Brands, Ltd.	6,286	196,741
Truworths International, Ltd.	19,528	178,016
Vodacom Group, Ltd.	19,298	249,385
Woolworths Holdings, Ltd.	33,746	171,070
		13,737,608
South Korea – 3.6%
Amorepacific Corp.	1,183	341,862
AMOREPACIFIC Group	770	99,363
BGF retail Company, Ltd.	230	33,008
BNK Financial Group, Inc.	8,021	80,559
Celltrion Healthcare
Company, Ltd. (A)(B)	1,413	144,115
Celltrion, Inc. (A)(B)	2,956	884,265
Cheil Worldwide, Inc.	3,910	67,067
CJ CheilJedang Corp.	326	98,260
CJ Corp.	456	67,801
CJ E&M Corp.	972	84,419
CJ Logistics Corp. (B)	392	50,829
Coway Company, Ltd.	1,930	159,338
Daelim Industrial Company, Ltd.	877	60,908
Daewoo Engineering & Construction
Company, Ltd. (B)	2,130	10,481
DB Insurance Company, Ltd.	1,810	112,446
DGB Financial Group, Inc.	4,763	52,437
Doosan Bobcat, Inc.	1,853	55,264
Doosan Heavy Industries & Construction
Company, Ltd. (B)	2,030	30,459
E-MART, Inc.	817	208,614
GS Engineering & Construction Corp.	1,468	41,372
GS Holdings Corp.	2,038	118,509
Hana Financial Group, Inc.	9,912	427,179
Hankook Tire Company, Ltd.	3,008	148,881
Hanmi Pharm Company, Ltd.	219	107,243
Hanmi Science Company, Ltd.	688	61,497
Hanon Systems	9,450	102,975
Hanssem Company, Ltd.	370	52,294
Hanwha Chemical Corp.	4,418	123,625
Hanwha Corp.	2,040	75,849
Hanwha Life Insurance Company, Ltd.	8,120	47,878
Hanwha Techwin Company, Ltd. (B)	1,769	48,240
Hotel Shilla Company, Ltd.	1,190	103,637
Hyosung Corp.	1,033	116,753
Hyundai Department Store
Company, Ltd.	494	42,167
Hyundai Development Co-Engineering &
Construction	2,360	84,446
Hyundai Engineering & Construction
Company, Ltd.	2,649	106,843
Hyundai Glovis Company, Ltd.	539	92,374
Hyundai Heavy Industries
Company, Ltd. (B)	1,465	191,385
Hyundai Marine & Fire Insurance
Company, Ltd.	2,650	98,290
Hyundai Mobis Company, Ltd.	2,332	557,045
Hyundai Motor Company	5,358	723,365
Hyundai Robotics Company, Ltd. (B)	744	299,334
Hyundai Steel Company	2,189	106,339
Hyundai Wia Corp.	644	33,381
Industrial Bank of Korea	7,080	104,284
ING Life Insurance Korea, Ltd. (C)	1,552	65,558
Kakao Corp.	1,350	166,212
Kangwon Land, Inc.	4,000	102,544
KB Financial Group, Inc.	10,980	636,810
KB Financial Group, Inc., ADR	2,772	160,610
KCC Corp.	196	61,180
KEPCO Plant Service & Engineering
Company, Ltd.	700	29,934
Kia Motors Corp.	8,934	267,626
Korea Aerospace Industries, Ltd. (B)	1,710	80,629
Korea Electric Power Corp.	6,370	197,219
Korea Electric Power Corp., ADR	4,277	65,823

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Gas Corp. (B)	1,166	$53,342
Korea Investment Holdings
Company, Ltd.	1,170	91,841
Korea Zinc Company, Ltd.	339	153,944
Korean Air Lines Company, Ltd.	1,349	41,746
KT Corp.	2,633	67,794
KT&G Corp.	4,323	406,642
Kumho Petrochemical Company, Ltd.	614	56,201
LG Chem, Ltd.	1,568	572,366
LG Corp.	3,654	299,942
LG Display Company, Ltd.	7,650	186,322
LG Display Company, Ltd., ADR	2,417	29,246
LG Electronics, Inc.	3,460	356,991
LG Household & Health Care, Ltd.	362	405,904
LG Innotek Company, Ltd.	650	76,429
Lotte Chemical Corp.	562	230,243
Lotte Corp. (B)	819	49,044
Lotte Shopping Company, Ltd.	366	80,766
Medy-Tox, Inc.	140	98,847
Mirae Asset Daewoo Company, Ltd.	13,812	121,046
NAVER Corp.	965	718,176
NCSoft Corp.	632	244,571
Netmarble Games Corp. (C)	560	77,778
NH Investment & Securities
Company, Ltd.	3,944	52,399
OCI Company, Ltd.	650	97,275
Orion Corp.	940	113,460
Pan Ocean Company, Ltd. (B)	11,652	58,237
POSCO	2,592	827,368
Posco Daewoo Corp.	1,626	35,340
S-1 Corp.	810	73,160
Samsung Biologics
Company, Ltd. (B)(C)	550	253,125
Samsung C&T Corp.	2,732	353,562
Samsung Card Company, Ltd.	1,490	50,265
Samsung Electro-Mechanics
Company, Ltd.	2,318	235,912
Samsung Electronics Company, Ltd.	3,438	8,032,805
Samsung Fire & Marine
Insurance Company, Ltd.	1,090	274,980
Samsung Heavy Industries
Company, Ltd. (A)(B)	10,163	75,662
Samsung Life Insurance Company, Ltd.	2,349	255,857
Samsung SDI Company, Ltd.	1,793	325,074
Samsung SDS Company, Ltd.	1,346	322,780
Samsung Securities Company, Ltd.	2,834	105,826
Shinhan Financial Group Company, Ltd.	14,125	602,562
Shinhan Financial Group
Company, Ltd., ADR	350	14,840
Shinsegae, Inc.	197	64,726
SillaJen, Inc. (B)	1,857	189,011
SK Holdings Company, Ltd.	1,335	376,524
SK Hynix, Inc.	20,356	1,559,513
SK Innovation Company, Ltd.	2,274	451,977
SK Networks Company, Ltd.	3,090	16,861
SK Telecom Company, Ltd.	677	146,798
S-Oil Corp.	1,778	201,329
Woori Bank	12,174	165,532
Yuhan Corp.	385	80,248
		28,323,014
Spain – 2.1%
Abertis Infraestructuras SA	24,637	552,311
ACS Actividades de Construccion y
Servicios SA	8,964	349,735
Aena SME SA (C)	2,372	478,299
Amadeus IT Group SA	15,884	1,175,467
Banco Bilbao Vizcaya Argentaria SA	239,320	1,895,314
Banco de Sabadell SA	196,135	401,181
Banco Santander SA	571,804	3,742,678
Bankia SA	48,666	218,314
Bankinter SA	26,033	268,019
CaixaBank SA	126,097	601,188
Enagas SA	7,812	213,930
Endesa SA	12,378	272,690
Ferrovial SA	18,161	379,705
Gas Natural SDG SA	12,174	290,570
Grifols SA	10,824	306,870
Iberdrola SA	208,652	1,534,302
Industria de Diseno Textil SA	39,465	1,240,728
Mapfre SA	37,878	126,020
Red Electrica Corp. SA	15,612	322,270
Repsol SA	44,995	799,816
Siemens Gamesa Renewable Energy
SA (A)	9,848	158,287
Telefonica SA	168,167	1,666,008
		16,993,702
Sweden – 1.8%
Alfa Laval AB	10,314	244,422
Assa Abloy AB, B Shares	35,703	773,878
Atlas Copco AB, A Shares	24,463	1,062,472
Atlas Copco AB, B Shares	13,732	536,175
Boliden AB	10,826	380,950
Electrolux AB, Series B	9,396	296,721
Essity AB, Class B (B)	21,740	602,485
Getinge AB, B Shares (A)	7,442	84,747
Hennes & Mauritz AB, B Shares (A)	33,681	503,165
Hexagon AB, B Shares	9,164	546,990
Husqvarna AB, B Shares	18,793	181,679
ICA Gruppen AB (A)	2,659	94,271
Industrivarden AB, C Shares	6,375	148,678
Investor AB, B Shares	16,738	743,561
Kinnevik AB, B Shares	8,775	317,025
L E Lundbergforetagen AB, B Shares	1,273	91,514
Lundin Petroleum AB (B)	6,165	155,746
Nordea Bank AB	110,405	1,181,330
Sandvik AB	41,495	760,239
Securitas AB, B Shares	10,739	182,848
Skandinaviska Enskilda Banken AB,
Series A (A)	53,076	557,633
Skanska AB, B Shares	13,244	271,540
SKF AB, B Shares (A)	14,059	288,028
Svenska Handelsbanken AB, A Shares	54,342	680,190
Swedbank AB, A Shares	33,187	745,723
Swedish Match AB	6,740	305,441
Tele2 AB, B Shares	14,276	171,916
Telefonaktiebolaget LM Ericsson, B
Shares (A)	112,943	719,216
Telia Company AB (A)	105,161	495,491
Volvo AB, B Shares	56,973	1,042,855
		14,166,929
Switzerland – 5.7%
ABB, Ltd.	66,335	1,577,327
Adecco Group AG	6,058	431,512
Baloise Holding AG	1,757	268,792
Barry Callebaut AG	81	158,417
Chocoladefabriken Lindt &
Spruengli AG	40	248,169
Chocoladefabriken Lindt &
Spruengli AG	4	291,169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Cie Financiere Richemont SA	18,604	$1,671,790
Clariant AG (B)	8,851	211,742
Coca-Cola HBC AG (B)	6,783	251,016
Credit Suisse Group AG (B)	86,749	1,456,952
Dufry AG (A)(B)	1,514	198,864
EMS-Chemie Holding AG	321	203,069
Ferguson PLC	9,310	700,202
Geberit AG	1,329	587,714
Givaudan SA	334	761,968
Glencore PLC (B)	434,797	2,160,602
Julius Baer Group, Ltd. (B)	8,299	510,733
Kuehne + Nagel International AG	1,941	305,717
LafargeHolcim, Ltd. (B)	9,914	543,234
LafargeHolcim, Ltd. (London Stock Exchange) (B)	6,464	352,718
Lonza Group AG (B)	2,701	637,001
Nestle SA	110,692	8,749,265
Novartis AG	79,183	6,404,390
Pargesa Holding SA	1,634	144,983
Partners Group Holding AG	648	482,193
Roche Holding AG	25,023	5,740,204
Schindler Holding AG	806	168,860
Schindler Holding AG, Participation Certificates	1,486	320,631
SGS SA	193	474,766
Sika AG	77	604,000
Sonova Holding AG	1,863	296,185
STMicroelectronics NV	23,162	515,442
Straumann Holding AG	401	253,008
Swiss Life Holding AG (B)	1,182	421,226
Swiss Prime Site AG (B)	2,602	251,809
Swiss Re AG	11,628	1,186,832
Swisscom AG	962	477,252
The Swatch Group AG	2,152	180,472
The Swatch Group AG, BR Shares	1,149	506,991
UBS Group AG (B)	129,967	2,289,879
Vifor Pharma AG (A)	1,821	280,802
Zurich Insurance Group AG (B)	5,394	1,779,278
		45,057,176
Taiwan – 2.5%
Acer, Inc. (B)	58,018	48,817
Advanced Semiconductor Engineering, Inc.	222,677	324,877
Advantech Company, Ltd.	12,089	87,422
Airtac International Group	4,000	72,032
Asia Cement Corp.	36,863	35,803
Asustek Computer, Inc.	24,952	234,102
AU Optronics Corp.	163,827	75,957
Catcher Technology Company, Ltd.	22,184	278,851
Cathay Financial Holding Company, Ltd.	259,901	466,045
Chailease Holding Company, Ltd.	34,000	118,081
Chang Hwa Commercial Bank, Ltd.	103,078	59,891
Cheng Shin Rubber Industry Company, Ltd.	43,680	71,343
China Airlines, Ltd. (B)	26,874	9,886
China Development Financial Holding Corp.	479,153	170,538
China Life Insurance Company, Ltd.	90,906	94,825
China Steel Corp.	363,388	290,203
Chunghwa Telecom Company, Ltd.	121,148	466,828
Compal Electronics, Inc.	79,764	54,769
CTBC Financial Holding Company, Ltd.	517,465	373,914
Delta Electronics, Inc.	70,866	319,111
E.Sun Financial Holding Company, Ltd.	262,457	177,378
Eclat Textile Company, Ltd.	6,259	73,585
Eva Airways Corp.	29,310	15,117
Evergreen Marine Corp. Taiwan, Ltd. (B)	9,897	5,168
Far Eastern New Century Corp.	64,875	58,853
Far EasTone Telecommunications Company, Ltd.	45,159	119,559
First Financial Holding Company, Ltd.	360,287	251,287
Formosa Chemicals & Fibre Corp.	100,212	378,379
Formosa Petrochemical Corp.	43,720	179,569
Formosa Plastics Corp.	131,086	466,872
Formosa Taffeta Company, Ltd.	5,000	5,544
Foxconn Technology Company, Ltd.	15,513	41,833
Fubon Financial Holding Company, Ltd.	211,112	365,752
Globalwafers Company, Ltd.	9,000	145,047
Highwealth Construction Corp.	27,000	41,895
Hon Hai Precision Industry Company, Ltd.	528,460	1,648,252
Hotai Motor Company, Ltd.	9,000	90,227
HTC Corp. (B)	26,997	62,048
Hua Nan Financial Holdings Company, Ltd.	259,620	156,538
Innolux Corp.	297,841	131,642
Inventec Corp.	25,899	20,710
Largan Precision Company, Ltd.	3,143	365,882
Lite-On Technology Corp.	39,626	55,739
Macronix International (B)	63,000	107,936
MediaTek, Inc.	49,340	567,718
Mega Financial Holding Company, Ltd.	387,134	334,823
Micro-Star International Company, Ltd.	23,000	78,104
Nan Ya Plastics Corp.	148,992	421,885
Novatek Microelectronics Corp.	7,361	33,656
Pegatron Corp.	71,989	181,190
Pou Chen Corp.	36,641	48,928
Powertech Technology, Inc.	13,149	41,452
President Chain Store Corp.	21,496	217,543
Quanta Computer, Inc.	92,771	188,551
Realtek Semiconductor Corp.	5,999	26,110
Shin Kong Financial Holding Company, Ltd.	107,046	41,026
Siliconware Precision Industries Company, Ltd.	54,855	95,892
SinoPac Financial Holdings Company, Ltd.	149,767	53,260
Synnex Technology International Corp.	24,928	37,515
Taishin Financial Holding Company, Ltd.	299,557	147,947
Taiwan Cement Corp.	60,781	76,676
Taiwan Cooperative Financial Holding Company, Ltd.	265,687	157,075
Taiwan Mobile Company, Ltd.	62,257	233,348
Taiwan Semiconductor
Manufacturing Company, Ltd.	870,227	7,370,998
Teco Electric & Machinery Company, Ltd.	16,000	13,318
Uni-President Enterprises Corp.	151,487	357,743
United Microelectronics Corp.	455,313	239,951
Win Semiconductors Corp.	12,000	130,498
Winbond Electronics Corp.	102,000	69,510
Wistron Corp.	41,383	35,800
WPG Holdings, Ltd.	52,000	67,704
Ya Hsin Industrial Company, Ltd. (B)(E)	36,000	0
Yuanta Financial Holdings Company, Ltd.	339,267	156,555
		20,042,883
Thailand – 0.5%
Advanced Info Service PCL	48,400	319,629
Airports of Thailand PCL	150,000	317,533

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Bangkok Bank PCL	8,300	$57,042
Banpu PCL	110,000	70,081
Bumrungrad Hospital PCL, NVDR	14,300	94,974
Charoen Pokphand Foods PCL	136,200	110,158
CP ALL PCL	173,500	484,985
Delta Electronics Thailand PCL	24,300	51,521
Electricity Generating PCL	7,600	55,717
Energy Absolute PCL	56,900	80,040
Glow Energy PCL	27,900	76,019
Home Product Center PCL	204,400	91,083
IRPC PCL	528,400	122,844
Kasikornbank PCL	39,400	269,112
KCE Electronics PCL	15,000	32,095
Krung Thai Bank PCL	164,375	100,207
PTT Exploration & Production PCL	60,147	221,797
PTT Global Chemical PCL	83,073	252,520
PTT PCL	37,500	660,453
Robinson PCL	28,700	57,367
Thai Oil PCL	28,800	83,946
Thai Union Group PCL	95,900	57,411
The Siam Cement PCL	11,300	178,620
The Siam Commercial Bank PCL	70,748	325,274
TMB Bank PCL	739,100	59,721
True Corp. PCL	448,802	99,928
		4,330,077
Turkey - 0.3%
Akbank Turk AS	77,143	187,576
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,117	55,705
Arcelik AS	6,139	27,911
Aselsan Elektronik Sanayi ve Ticaret AS	7,013	54,644
BIM Birlesik Magazalar AS	8,214	148,949
Coca-Cola Icecek AS	2,884	26,367
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	62,402	40,147
Eregli Demir ve Celik Fabrikalari TAS	49,091	129,786
Ford Otomotiv Sanayi AS	4,572	71,226
Haci Omer Sabanci Holding AS	31,762	84,606
KOC Holding AS	25,423	105,190
Petkim Petrokimya Holding AS	23,669	48,767
TAV Havalimanlari Holding AS	4,656	28,049
Tofas Turk Otomobil Fabrikasi AS	4,383	29,541
Tupras Turkiye Petrol Rafinerileri AS	4,998	139,602
Turk Hava Yollari AO (B)	25,366	125,444
Turk Telekomunikasyon AS (B)	22,064	37,678
Turkcell Iletisim Hizmetleri AS	38,572	147,807
Turkiye Garanti Bankasi AS	86,216	239,063
Turkiye Halk Bankasi AS	25,911	59,732
Turkiye Is Bankasi AS, Class C	60,572	110,015
Turkiye Sise ve Cam Fabrikalari AS	43,843	57,686
Turkiye Vakiflar Bankasi TAO, Class D	22,351	37,011
Ulker Biskuvi Sanayi AS	5,397	30,100
Yapi ve Kredi Bankasi AS (B)	35,813	40,543
		2,063,145
United Kingdom - 10.1%
3i Group PLC	35,391	427,163
Admiral Group PLC	7,852	203,228
Anglo American PLC	48,408	1,127,646
Ashtead Group PLC	18,549	505,770
Associated British Foods PLC	12,514	437,508
AstraZeneca PLC	45,458	3,124,832
Auto Trader Group PLC (C)	35,298	173,504
Aviva PLC	144,098	1,005,670
Babcock International Group PLC	8,659	81,279
BAE Systems PLC	112,932	923,973
Barclays PLC	613,345	1,792,255
Barratt Developments PLC	39,288	292,354
Berkeley Group Holdings PLC	4,863	258,514
BP PLC	705,981	4,761,904
British American Tobacco PLC	81,784	4,727,666
BT Group PLC	299,131	954,767
Bunzl PLC	11,951	351,434
Burberry Group PLC	15,023	358,095
Capita PLC	24,980	50,528
Centrica PLC	198,616	397,683
CNH Industrial NV	37,712	466,009
Cobham PLC (B)	83,144	143,274
Coca-Cola European Partners PLC	8,055	335,191
Compass Group PLC	57,299	1,169,983
ConvaTec Group PLC (C)	55,402	154,568
Croda International PLC	4,815	309,321
Diageo PLC	89,214	3,017,185
Direct Line Insurance Group PLC	53,358	285,705
easyJet PLC	5,884	132,636
Experian PLC	34,148	738,506
Fiat Chrysler Automobiles NV (B)	37,748	769,920
G4S PLC	56,956	198,230
GKN PLC	59,980	388,781
GlaxoSmithKline PLC	176,551	3,428,796
Hammerson PLC	29,315	220,983
Hargreaves Lansdown PLC	10,194	233,989
HSBC Holdings PLC	715,950	6,723,266
IMI PLC	10,620	161,096
Imperial Brands PLC	34,636	1,179,336
InterContinental Hotels Group PLC	6,401	383,500
International Consolidated Airlines Group SA	27,874	241,330
Intertek Group PLC	5,765	377,366
ITV PLC	140,570	284,551
J Sainsbury PLC	60,381	202,547
John Wood Group PLC	23,390	177,732
Johnson Matthey PLC	7,039	300,292
Kingfisher PLC	80,383	329,754
Land Securities Group PLC	28,284	372,130
Legal & General Group PLC	215,482	780,744
Lloyds Banking Group PLC	2,589,556	2,355,525
London Stock Exchange Group PLC	11,565	669,644
Marks & Spencer Group PLC	58,909	223,763
Meggitt PLC	29,260	177,506
Merlin Entertainments PLC (C)	24,601	119,624
Micro Focus International PLC	15,771	220,220
National Grid PLC	122,252	1,376,125
Next PLC	5,306	354,700
Old Mutual PLC	182,601	614,432
Pearson PLC	29,871	314,926
Persimmon PLC	11,028	391,408
Prudential PLC	93,030	2,324,692
Reckitt Benckiser Group PLC	23,742	2,004,005
RELX NV	34,121	707,291
RELX PLC	38,212	784,943
Rio Tinto PLC	43,871	2,226,187
Rio Tinto, Ltd.	15,081	854,372
Rolls-Royce Holdings PLC (B)	60,839	743,823
Royal Mail PLC	33,479	254,098
RSA Insurance Group PLC	36,841	326,170
Schroders PLC	4,962	222,636
Segro PLC	35,401	298,764
Severn Trent PLC	8,552	221,398
Sky PLC	38,349	698,413

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	30,850	$577,110
Smiths Group PLC	14,281	303,775
SSE PLC	35,884	643,734
St. James’s Place PLC	20,193	307,859
Standard Chartered PLC	119,002	1,192,678
Standard Life Aberdeen PLC	97,304	491,158
Taylor Wimpey PLC	125,790	325,883
Tesco PLC	354,753	1,026,727
The British Land Company PLC	35,353	318,683
The Royal Bank of Scotland Group
PLC (B)	132,802	483,109
The Sage Group PLC	38,587	346,720
The Weir Group PLC	8,853	248,163
Travis Perkins PLC	9,089	157,585
Unilever NV	58,233	3,286,991
Unilever PLC	45,466	2,521,655
United Utilities Group PLC	23,943	240,452
Vodafone Group PLC	958,892	2,623,552
Whitbread PLC	6,448	334,696
Wm Morrison Supermarkets PLC	81,037	243,140
WPP PLC	46,027	731,443
		80,352,272
United States – 0.1%
Carnival PLC	6,668	429,175
Valeant Pharmaceuticals
International, Inc. (B)	13,100	208,547
		637,722
TOTAL COMMON STOCKS (Cost $559,168,174)		$763,867,674

PREFERRED SECURITIES – 1.3%
Brazil – 0.7%
Banco Bradesco SA	106,201	1,270,635
Braskem SA, A Shares	4,100	59,610
Centrais Eletricas Brasileiras SA,
B Shares	4,300	31,389
Cia Brasileira de Distribuicao	4,938	99,539
Cia Energetica de Minas Gerais	31,260	81,051
Gerdau SA	36,200	169,956
Itau Unibanco Holding SA	113,326	1,761,274
Itausa - Investimentos Itau SA	145,290	606,869
Lojas Americanas SA	24,076	137,392
Petroleo Brasileiro SA (B)	138,651	899,156
Telefonica Brasil SA	9,652	147,348
		5,264,219
Germany – 0.4%
Bayerische Motoren Werke AG	2,090	196,124
FUCHS PETROLUB SE	2,735	148,469
Henkel AG & Company KGaA	6,296	827,629
Porsche Automobil Holding SE	5,695	474,726
Schaeffler AG	5,570	86,023
Volkswagen AG	6,657	1,326,834
		3,059,805
Italy – 0.0%
Intesa Sanpaolo SpA	42,950	162,688
South Korea – 0.2%
Amorepacific Corp.	300	45,175
Hyundai Motor Company	705	57,192
Hyundai Motor Company, 2nd Preferred	1,197	105,112
LG Chem, Ltd.	162	32,977
LG Household & Health Care, Ltd.	112	73,889
Samsung Electronics Company, Ltd.	616	1,184,527
		1,498,872
TOTAL PREFERRED SECURITIES (Cost $6,992,223)		$9,985,584

RIGHTS – 0.0%
Samsung Heavy Industries
Company, Ltd. (Expiration
Date: 4-16-18; Strike Price: KRW
5,870) (B)	5,358	10,430
TOTAL RIGHTS (Cost $0)		$10,430

SECURITIES LENDING COLLATERAL – 3.5%
John Hancock Collateral Trust,
1.8276% (F)(G)	2,744,629	27,451,230
TOTAL SECURITIES LENDING COLLATERAL (Cost
$27,456,199)		$27,451,230

SHORT-TERM INVESTMENTS – 1.3%
Money market funds – 1.3%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 1.4629% (F)	10,774,835	10,774,835
TOTAL SHORT-TERM INVESTMENTS (Cost $10,774,835)		$10,774,835
Total Investments (International Equity Index Trust)
(Cost $604,391,431) – 102.3%		$812,089,753
Other assets and liabilities, net – (2.3%)		(18,141,299)
TOTAL NET ASSETS – 100.0%		$793,948,454

Currency Abbreviations

KRW	Korean Won

Security Abbreviations and Legend

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $23,942,944.

(B)	Non-income producing security.

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	The investment is an affiliate of the fund, the advisor and/or the subadvisor.

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(F)	The rate shown is the annualized seven-day yield as of 3-31-18.

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	100	Long	Jun 2018	$10,122,358	$10,003,000	$(119,358)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI Emerging Markets Index Futures	130	Long	Jun 2018	$7,634,553	$7,720,700	$86,147
MSCI Taiwan Index Futures	57	Long	Apr 2018	2,314,651	2,329,590	14,939
						$(18,272)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Growth Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.7%
Australia – 4.8%
Amcor, Ltd.	758,122	$8,301,686
Brambles, Ltd.	883,474	6,818,526
CSL, Ltd.	29,756	3,584,958
		18,705,170
Brazil – 5.6%
B3 SA - Brasil Bolsa Balcao	1,027,234	8,304,495
Banco Bradesco SA, ADR	590,513	7,015,294
Cielo SA	233,731	1,464,779
Kroton Educacional SA	1,196,874	4,930,405
		21,714,973
Canada – 8.2%
Canadian National Railway Company	55,091	4,026,366
Cenovus Energy, Inc.	252,177	2,147,228
CGI Group, Inc., Class A (A)	195,327	11,264,638
Fairfax Financial Holdings, Ltd.	3,232	1,638,314
Great-West Lifeco, Inc.	122,383	3,123,338
PrairieSky Royalty, Ltd.	202,948	4,437,494
Suncor Energy, Inc.	144,837	5,001,590
		31,638,968
China – 0.9%
Baidu, Inc., ADR (A)	14,963	3,339,592
Denmark – 2.0%
Carlsberg A/S, Class B	66,447	7,933,417
France – 8.1%
Essilor International Cie Generale
d’Optique SA	33,683	4,543,863
Pernod Ricard SA	42,342	7,050,298
Schneider Electric SE	118,143	10,403,846
Vinci SA	51,799	5,101,953
Vivendi SA	156,691	4,063,757
		31,163,717
Germany – 10.4%
Allianz SE	38,332	8,665,233
Deutsche Boerse AG	91,602	12,522,314
Deutsche Post AG	135,907	5,952,640
GEA Group AG	75,337	3,203,841
SAP SE	94,119	9,880,798
		40,224,826
Hong Kong – 4.7%
CK Hutchison Holdings, Ltd.	700,468	8,416,313
Galaxy Entertainment Group, Ltd.	736,000	6,755,515
WH Group, Ltd. (B)	2,632,500	2,820,687
		17,992,515
Italy – 2.0%
Intesa Sanpaolo SpA	1,307,926	4,762,169
Mediobanca Banca di Credito
Finanziario SpA	269,859	3,172,573
		7,934,742
Japan – 5.4%
Asahi Group Holdings, Ltd.	52,500	2,823,377
FANUC Corp.	15,700	4,040,445
Japan Tobacco, Inc.	83,500	2,385,346
Kao Corp.	60,200	4,519,424
Keyence Corp.	4,600	2,873,427
Yahoo Japan Corp.	918,100	4,297,531
		20,939,550
Mexico – 2.1%
Fomento Economico Mexicano SAB de
CV, ADR	87,326	7,984,216
Netherlands – 3.9%
ING Groep NV	231,198	3,901,518
Royal Dutch Shell PLC, B Shares	108,038	3,476,486
Wolters Kluwer NV	144,433	7,681,660
		15,059,664
Singapore – 2.0%
United Overseas Bank, Ltd.	362,800	7,634,117
South Korea – 3.3%
NAVER Corp.	11,292	8,403,776
Samsung Electronics Company, Ltd.	1,863	4,352,855
		12,756,631
Spain – 1.7%
Amadeus IT Group SA	88,253	6,531,005
Sweden – 2.5%
Investor AB, B Shares	215,243	9,561,859
Switzerland – 5.9%
Cie Financiere Richemont SA	58,066	5,217,919
Julius Baer Group, Ltd. (A)	108,067	6,650,604
Kuehne + Nagel International AG	18,082	2,848,007
Novartis AG	54,009	4,368,295
UBS Group AG (A)	202,136	3,561,419
		22,646,244
Taiwan – 2.5%
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,152,000	9,757,672
Thailand – 1.8%
Kasikornbank PCL, NVDR	1,008,300	6,861,622
Turkey – 1.2%
Akbank Turk AS	1,870,731	4,548,751
United Kingdom – 14.2%
British American Tobacco PLC	165,387	9,560,483
Compass Group PLC	301,911	6,164,692
Informa PLC	559,611	5,638,713
Lloyds Banking Group PLC	6,794,577	6,180,518
Reckitt Benckiser Group PLC	68,031	5,742,333
RELX PLC	353,756	7,266,782
Smith & Nephew PLC	239,963	4,488,977
Standard Life Aberdeen PLC	577,260	2,913,817

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Unilever NV	121,155	$6,838,654
		54,794,969
United States – 2.5%
Broadcom, Ltd.	40,486	9,540,531
TOTAL COMMON STOCKS (Cost $295,278,821)		$369,264,751

SHORT-TERM INVESTMENTS – 4.4%
Money market funds – 4.4%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
1.5271% (C)	16,972,391	16,972,391
TOTAL SHORT-TERM INVESTMENTS (Cost $16,972,391)		$16,972,391
Total Investments (International Growth Stock Trust)
(Cost $312,251,212) – 100.1%		$386,237,142
Other assets and liabilities, net – (0.1%)		(387,582)
TOTAL NET ASSETS – 100.0%		$385,849,560

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.

International Small Company Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.5%
Australia – 6.5%
Accent Group, Ltd.	15,993	$15,678
Adelaide Brighton, Ltd. (A)	30,493	146,674
AED Oil, Ltd. (B)(C)	17,758	0
Ainsworth Game Technology, Ltd.	10,192	14,538
Alkane Resources, Ltd. (A)(C)	4,753	1,082
ALS, Ltd.	19,191	110,438
Altium, Ltd.	4,532	70,054
AMA Group, Ltd. (A)	18,995	15,998
Amaysim Australia, Ltd. (A)	8,291	7,331
Ansell, Ltd.	7,661	149,975
AP Eagers, Ltd. (A)	6,106	39,954
APN Outdoor Group, Ltd. (A)	9,078	32,572
Appen, Ltd.	4,151	28,713
ARB Corp., Ltd.	5,039	77,138
Ardent Leisure Group	37,760	53,921
Asaleo Care, Ltd.	30,182	29,874
AUB Group, Ltd.	4,308	47,026
Ausdrill, Ltd.	22,890	47,796
Austal, Ltd.	23,155	32,385
Australian Agricultural
Company, Ltd. (A)(C)	28,065	25,761
Australian Pharmaceutical
Industries, Ltd.	14,352	16,635
Auswide Bank, Ltd.	607	2,563
Automotive Holdings Group, Ltd. (A)	19,175	52,087
Aveo Group	24,566	50,147
AWE, Ltd. (C)	41,252	30,141
Bapcor, Ltd.	13,468	59,238
Beach Energy, Ltd.	135,179	128,813
Bega Cheese, Ltd.	12,203	63,976
Bellamy’s Australia, Ltd. (A)(C)	4,706	72,453
Billabong International, Ltd. (C)	4,296	3,443
Blackmores, Ltd.	965	93,876
Blue Sky Alternative Investments, Ltd.	2,049	16,368
Bravura Solutions, Ltd.	5,624	11,776
Breville Group, Ltd.	7,320	65,958
Brickworks, Ltd.	3,795	45,612
BT Investment Management, Ltd.	7,964	62,152
BWX, Ltd. (A)	7,095	26,588
Cabcharge Australia, Ltd. (A)	9,047	12,459
Cardno, Ltd. (C)	15,086	15,102
Carnarvon Petroleum, Ltd. (C)	56,316	6,088
carsales.com, Ltd.	14,327	149,730
Cash Converters International, Ltd. (C)	14,501	4,358
Cedar Woods Properties, Ltd.	2,505	12,325
Cleanaway Waste Management, Ltd.	130,319	145,751
Clinuvel Pharmaceuticals, Ltd. (C)	2,335	17,715
Collins Foods, Ltd. (A)	10,053	40,252
Cooper Energy, Ltd. (A)(C)	90,165	20,914
Corporate Travel Management, Ltd.	2,621	47,685
Costa Group Holdings, Ltd.	11,326	59,842
Credit Corp. Group, Ltd.	2,881	43,050
CSG, Ltd. (C)	25,624	6,305
CSR, Ltd.	34,491	138,339
CuDeco, Ltd. (B)(C)	8,580	1,549
Data#3, Ltd.	9,073	11,127
Decmil Group, Ltd. (C)	2,109	1,896
Domain Holdings Australia, Ltd.	17,171	43,107
Domino’s Pizza Enterprises, Ltd.	1,411	45,466
Downer EDI, Ltd.	43,904	218,215
DuluxGroup, Ltd.	25,567	145,963
Eclipx Group, Ltd.	16,681	46,197
Elders, Ltd.	10,342	59,475
Energy Resources of
Australia, Ltd. (A)(C)	12,909	4,873
Energy World Corp., Ltd. (C)	75,962	16,944
ERM Power, Ltd.	7,077	9,907
Estia Health, Ltd.	11,708	30,776
EVENT Hospitality and
Entertainment, Ltd.	7,680	82,219
Evolution Mining, Ltd.	41,465	97,216
Fairfax Media, Ltd.	171,716	89,731
FAR, Ltd. (A)(C)	202,920	12,419
Finbar Group, Ltd.	8,370	6,193
Fleetwood Corp., Ltd.	5,216	11,441
FlexiGroup, Ltd.	20,305	28,235
Freedom Foods Group, Ltd.	6,442	26,007
G8 Education, Ltd.	27,130	55,220
Galaxy Resources, Ltd. (A)(C)	21,409	49,753
Gateway Lifestyle	18,361	28,021
Genworth Mortgage Insurance
Australia, Ltd.	18,245	32,503
Gold Road Resources, Ltd. (A)(C)	68,792	43,270
GrainCorp, Ltd., Class A	13,614	89,143
Grange Resources, Ltd.	101,992	13,482
Greencross, Ltd.	8,132	33,134
GUD Holdings, Ltd.	6,093	56,275
GWA Group, Ltd.	22,398	58,333
Hansen Technologies, Ltd.	8,472	27,098
Healthscope, Ltd.	14,856	22,259
HT&E, Ltd. (A)	20,357	30,255
IDP Education, Ltd.	2,473	14,157
Iluka Resources, Ltd.	18,626	152,897
Imdex, Ltd. (C)	20,483	18,645
IMF Bentham, Ltd. (A)	11,295	22,531

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Independence Group NL (A)	28,070	$100,576
Infigen Energy (C)	77,417	34,941
Infomedia, Ltd.	15,337	9,939
Integrated Research, Ltd.	3,367	10,109
International Ferro Metals, Ltd. (B)(C)	24,339	307
InvoCare, Ltd.	6,652	66,705
IOOF Holdings, Ltd.	21,064	166,148
IPH, Ltd.	5,872	15,411
IRESS, Ltd.	9,683	71,171
iSelect, Ltd.	10,270	8,076
iSentia Group, Ltd. (A)	3,943	2,541
IVE Group, Ltd.	11,452	19,088
Japara Healthcare, Ltd.	17,906	27,724
JB Hi-Fi, Ltd. (A)	7,885	157,652
Karoon Gas Australia, Ltd. (C)	6,513	5,803
Kingsgate Consolidated, Ltd. (C)	11,120	2,830
Lifestyle Communities, Ltd.	3,310	12,837
Link Administration Holdings, Ltd.	21,261	137,231
Lovisa Holdings, Ltd.	3,846	29,163
MACA, Ltd.	18,596	19,133
Macmahon Holdings, Ltd. (C)	112,440	18,771
Macquarie Atlas Roads Group	26,677	119,027
Magellan Financial Group, Ltd.	555	10,258
Mantra Group, Ltd.	19,992	60,476
Mayne Pharma Group, Ltd. (A)(C)	25,978	14,896
MC Mining, Ltd. (C)	1,423	658
McMillan Shakespeare, Ltd.	5,664	73,830
McPherson’s, Ltd.	7,978	7,703
Medusa Mining, Ltd. (C)	8,127	3,483
Melbourne IT, Ltd.	8,681	22,594
Mesoblast, Ltd. (A)(C)	10,212	11,792
Metals X, Ltd. (A)	35,107	19,621
Metcash, Ltd.	69,441	168,039
Mineral Resources, Ltd.	9,687	128,433
MMA Offshore, Ltd. (C)	46,658	8,795
MNF Group, Ltd.	4,137	17,752
Monadelphous Group, Ltd.	6,360	74,972
Monash IVF Group, Ltd. (A)	13,183	11,085
Mortgage Choice, Ltd. (A)	6,422	8,989
Mount Gibson Iron, Ltd.	62,063	18,197
Myer Holdings, Ltd. (A)	63,302	18,330
MYOB Group, Ltd.	16,661	39,269
MyState, Ltd. (A)	4,190	15,281
Navigator Global Investments, Ltd.	10,160	29,142
Navitas, Ltd. (A)	12,119	46,661
New Hope Corp., Ltd.	6,039	9,754
NEXTDC, Ltd. (C)	8,281	42,066
nib Holdings, Ltd.	32,498	160,859
Nick Scali, Ltd.	5,272	27,232
Nine Entertainment Company
Holdings, Ltd.	56,425	99,098
Northern Star Resources, Ltd.	38,079	184,819
NRW Holdings, Ltd. (C)	36,145	36,993
Nufarm, Ltd.	16,312	106,616
OceanaGold Corp.	31,900	85,918
OFX Group, Ltd. (A)	14,134	18,446
oOh!media, Ltd.	9,463	33,627
Orora, Ltd.	59,877	152,975
OZ Minerals, Ltd.	18,232	127,514
Pacific Current Group, Ltd.	1,644	7,800
Paladin Energy, Ltd. (C)	2,376	310
Peet, Ltd.	13,800	15,111
Perpetual, Ltd.	3,182	114,747
Perseus Mining, Ltd. (A)(C)	111,479	40,464
Platinum Asset Management, Ltd.	8,057	36,494
PMP, Ltd. (C)	32,750	6,938
Premier Investments, Ltd.	6,565	80,232
Primary Health Care, Ltd.	37,790	114,205
Prime Media Group, Ltd.	17,812	4,121
Pro Medicus, Ltd.	1,780	11,244
Qube Holdings, Ltd. (A)	40,012	67,512
Quintis, Ltd. (A)(B)(C)	22,092	5,005
RCR Tomlinson, Ltd.	12,109	37,357
Reckon, Ltd. (C)	11,034	10,579
Regis Healthcare, Ltd.	5,231	14,756
Regis Resources, Ltd.	23,625	82,843
Resolute Mining, Ltd.	67,540	65,224
Retail Food Group, Ltd. (A)	8,541	6,108
Ridley Corp., Ltd.	19,156	22,014
Sandfire Resources NL	12,595	71,756
Saracen Mineral Holdings, Ltd. (C)	53,338	73,572
SeaLink Travel Group, Ltd. (A)	6,360	19,617
Select Harvests, Ltd.	5,587	23,975
Senex Energy, Ltd. (C)	87,382	27,244
Servcorp, Ltd.	3,171	12,237
Service Stream, Ltd.	10,465	13,126
Seven Group Holdings, Ltd.	8,784	119,367
Seven West Media, Ltd.	85,038	35,562
SG Fleet Group, Ltd.	7,879	23,244
Sigma Healthcare, Ltd.	86,903	52,339
Silex Systems, Ltd. (A)(C)	1,955	460
Silver Lake Resources, Ltd. (A)(C)	29,625	9,012
Sirtex Medical, Ltd.	4,444	95,018
SmartGroup Corp., Ltd.	3,870	32,656
Southern Cross Media Group, Ltd.	51,441	41,176
Spark Infrastructure Group	83,047	153,174
SpeedCast International, Ltd.	13,975	55,420
St. Barbara, Ltd.	33,049	101,937
Steadfast Group, Ltd.	30,796	59,991
Super Retail Group, Ltd. (A)	10,419	54,782
Superloop, Ltd. (A)	11,328	17,412
Syrah Resources, Ltd. (A)(C)	23,253	57,467
Tassal Group, Ltd.	13,458	39,378
Technology One, Ltd.	18,112	72,806
The Prime Retirement & Aged Care
Property Trust (B)(C)	14,396	0
The Reject Shop, Ltd.	2,561	14,936
Tiger Resources, Ltd. (B)(C)	92,816	3,493
Tox Free Solutions, Ltd.	11,775	30,910
Troy Resources, Ltd. (C)	15,555	1,060
Villa World, Ltd.	5,140	9,565
Village Roadshow, Ltd. (A)(C)	4,755	11,437
Virgin Australia Holdings, Ltd. (A)(C)	221,832	37,664
Virgin Australia Holdings, Ltd. (B)	359,466	1,380
Virtus Health, Ltd.	8,064	33,723
Watpac, Ltd. (C)	11,170	6,571
Webjet, Ltd. (A)	10,819	92,310
Western Areas, Ltd.	18,795	45,912
Westgold Resources, Ltd. (C)	15,813	18,358
Whitehaven Coal, Ltd.	37,029	128,448
WorleyParsons, Ltd.	12,938	144,371
WPP AUNZ, Ltd.	25,254	17,855
		9,739,722
Austria – 1.6%
Agrana Beteiligungs AG	181	21,237
ams AG	3,578	375,727
ANDRITZ AG (A)	2,760	154,334
Austria Technologie &
Systemtechnik AG	2,410	65,439
CA Immobilien Anlagen AG	4,952	165,700

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Austria (continued)
DO & CO AG (A)	303	$19,237
EVN AG	3,092	60,357
FACC AG (C)	1,116	30,746
Flughafen Wien AG	265	10,891
IMMOFINANZ AG	27,298	71,087
Kapsch TrafficCom AG	191	9,364
Lenzing AG	504	62,325
Mayr Melnhof Karton AG	615	93,354
Oesterreichische Post AG	2,096	104,221
Palfinger AG	1,137	45,856
POLYTEC Holding AG	995	19,168
Porr AG (A)	648	22,308
Raiffeisen Bank International AG (C)	4,901	190,892
Rhi Magnesita NV (C)	2,041	124,677
Rosenbauer International AG	174	10,921
S IMMO AG	3,364	66,649
S&T AG	2,370	52,595
Schoeller-Bleckmann Oilfield Equipment
AG (A)	944	104,113
Semperit AG Holding (A)	822	16,525
Strabag SE	893	35,367
Telekom Austria AG (C)	7,836	74,753
UNIQA Insurance Group AG	10,314	120,069
Verbund AG	654	18,979
Vienna Insurance Group AG	2,457	82,141
Wienerberger AG	7,937	198,466
Zumtobel Group AG (A)	2,545	23,941
		2,451,439
Belgium – 1.9%
Ablynx NV (A)(C)	1,954	107,080
Ackermans & van Haaren NV	1,580	276,708
AGFA-Gevaert NV (C)	16,974	65,739
Banque Nationale de Belgique	12	43,974
Barco NV	827	101,953
Bekaert SA	2,225	94,802
Biocartis NV (A)(C)(D)	906	13,625
bpost SA	4,236	95,703
Celyad SA (A)(C)	493	17,164
Cie d’Entreprises CFE	584	79,587
Cie Immobiliere de Belgique SA	47	3,095
Deceuninck NV	7,720	27,570
D’ieteren SA	1,795	72,731
Econocom Group SA (C)	9,888	72,427
Elia System Operator SA	2,455	153,486
Euronav NV (A)	8,334	69,202
EVS Broadcast Equipment SA	811	26,246
Exmar NV (C)	1,567	10,134
Fagron	2,409	37,562
Galapagos NV (C)	2,715	270,984
Gimv NV	1,153	69,761
Ion Beam Applications (A)	1,305	26,315
Kinepolis Group NV	1,085	72,050
Lotus Bakeries (A)	13	38,084
Melexis NV	1,197	119,665
Nyrstar NV (A)(C)	5,514	38,933
Ontex Group NV (A)	3,927	104,928
Orange Belgium SA	2,358	48,224
Picanol	88	9,926
Recticel SA	2,296	28,850
Sioen Industries NV	374	13,704
Sipef SA	420	30,755
Tessenderlo Group SA (C)	2,049	85,898
ThromboGenics NV (A)(C)	1,612	8,371
TiGenix NV (C)	14,407	31,157
Umicore SA	8,022	424,967
Van de Velde NV	377	17,614
Viohalco SA (C)	7,173	30,901
		2,839,875
Bermuda – 0.2%
Hiscox, Ltd.	16,221	330,956
Cambodia – 0.1%
NagaCorp, Ltd.	130,000	135,325
Canada – 7.9%
5N Plus, Inc. (C)	3,515	8,185
Absolute Software Corp.	3,900	20,100
Advantage Oil & Gas, Ltd. (C)	11,500	34,009
Aecon Group, Inc.	5,700	81,229
Africa Oil Corp. (A)(C)	34,602	31,692
Ag Growth International, Inc. (A)	1,100	45,901
AGF Management, Ltd., Class B	4,298	21,884
AGT Food & Ingredients, Inc. (A)	1,218	15,779
Aimia, Inc. (A)	6,977	9,369
AirBoss of America Corp. (A)	1,500	14,856
AKITA Drilling, Ltd., Class A	700	4,026
Alamos Gold, Inc., Class A	23,618	122,824
Alaris Royalty Corp. (A)	3,829	48,711
Alio Gold, Inc. (A)(C)	638	1,243
Altius Minerals Corp.	3,100	33,831
Altus Group, Ltd.	2,018	51,094
Andrew Peller, Ltd., Class A	1,800	25,344
Asanko Gold, Inc. (A)(C)	6,600	6,660
Athabasca Oil Corp. (A)(C)	42,135	38,919
ATS Automation Tooling
Systems, Inc. (C)	7,747	106,372
AutoCanada, Inc.	1,985	34,266
Avigilon Corp. (C)	2,600	54,448
B2Gold Corp. (C)	52,656	144,274
Badger Daylighting, Ltd. (A)	2,322	46,445
Baytex Energy Corp. (A)(C)	18,400	50,415
Bellatrix Exploration, Ltd. (A)(C)	1,979	2,166
Birch Mountain Resources, Ltd. (B)(C)	9,200	1
Birchcliff Energy, Ltd. (A)	9,700	28,083
Bird Construction, Inc.	4,995	33,149
Black Diamond Group, Ltd.	2,750	4,973
BlackPearl Resources, Inc. (C)	24,200	19,723
BMTC Group, Inc.	500	5,996
Bonavista Energy Corp. (A)	13,661	12,512
Bonterra Energy Corp. (A)	2,200	22,609
Boralex, Inc., Class A	5,577	96,835
BRP, Inc.	1,500	57,609
Calfrac Well Services, Ltd. (C)	6,414	29,323
Canaccord Genuity Group, Inc.	6,371	34,269
Canacol Energy, Ltd. (C)	7,565	24,721
Canadian Western Bank (A)	6,115	156,868
Canfor Corp. (C)	5,300	120,740
Canfor Pulp Products, Inc.	2,715	34,961
CanWel Building Materials Group, Ltd.	3,600	17,744
Capital Power Corp. (A)	6,627	124,685
Capstone Mining Corp. (C)	29,467	27,446
Cara Operations, Ltd.	1,300	29,474
Cardinal Energy, Ltd. (A)	2,930	9,893
Cascades, Inc.	6,623	68,525
Celestica, Inc. (C)	13,919	144,014
Centerra Gold, Inc. (C)	14,877	85,335
CES Energy Solutions Corp. (A)	13,646	62,280
Chinook Energy, Inc. (A)(C)	3,544	523
Cineplex, Inc. (A)	3,000	73,000
Clearwater Seafoods, Inc. (A)	1,500	5,332
Cogeco, Inc.	445	23,657

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Colliers International Group, Inc.	2,300	$159,671
Computer Modelling Group, Ltd.	7,120	51,341
Continental Gold, Inc. (A)(C)	6,884	18,915
Copper Mountain Mining Corp. (C)	8,800	8,128
Corridor Resources, Inc. (C)	4,930	2,679
Corus Entertainment, Inc., B Shares (A)	11,806	55,440
Cott Corp.	10,900	160,325
Crew Energy, Inc. (C)	11,300	16,577
CRH Medical Corp. (A)(C)	1,900	4,808
Delphi Energy Corp. (A)(C)	20,245	13,671
Denison Mines Corp. (A)(C)	33,028	14,869
Detour Gold Corp. (C)	4,063	41,124
DHX Media, Ltd.	6,700	19,710
DIRTT Environmental Solutions (A)(C)	700	2,689
Dorel Industries, Inc., Class B	2,900	65,615
DREAM Unlimited Corp., Class A (C)	4,500	32,274
Dundee Precious Metals, Inc. (C)	8,500	20,321
ECN Capital Corp.	30,400	81,170
Eldorado Gold Corp. (A)(C)	81,669	68,462
Endeavour Silver Corp. (A)(C)	10,900	26,481
Enercare, Inc. (A)	5,502	75,333
Enerflex, Ltd.	6,400	76,302
Enerplus Corp.	11,735	131,983
Enghouse Systems, Ltd.	1,100	58,187
Ensign Energy Services, Inc.	14,200	66,572
Entertainment One, Ltd.	14,412	57,043
Epsilon Energy, Ltd. (C)	3,600	6,986
Equitable Group, Inc. (A)	996	41,499
Essential Energy Services, Ltd. (A)(C)	7,268	2,933
Evertz Technologies, Ltd.	1,712	22,936
Exchange Income Corp. (A)	568	13,605
Exco Technologies, Ltd.	1,500	10,583
Extendicare, Inc. (A)	6,230	40,910
Fiera Capital Corp.	3,035	25,889
Firm Capital Mortgage Investment Corp.	1,100	11,057
First Majestic Silver Corp. (A)(C)	16,681	102,156
First National Financial Corp. (A)	700	14,018
FirstService Corp.	2,300	168,543
Fission Uranium Corp. (A)(C)	19,500	9,535
Fortuna Silver Mines, Inc. (C)	16,967	88,499
Freehold Royalties, Ltd.	2,200	21,089
Gamehost, Inc.	100	819
Genworth MI Canada, Inc. (A)	3,888	123,730
Gibson Energy, Inc. (A)	7,398	95,378
Glacier Media, Inc. (C)	6,100	3,314
Gluskin Sheff + Associates, Inc. (A)	2,500	28,292
GMP Capital, Inc.	3,026	6,506
goeasy, Ltd. (A)	672	19,810
Golden Star Resources, Ltd. (C)	25,056	14,781
Gran Tierra Energy, Inc. (C)	34,066	94,661
Granite Oil Corp. (A)	1,167	2,400
Great Canadian Gaming Corp. (C)	3,500	88,943
Great Panther Silver, Ltd. (A)(C)	14,100	16,526
Guardian Capital Group, Ltd., Class A	600	11,457
Guyana Goldfields, Inc. (C)	6,600	25,512
Hanfeng Evergreen, Inc. (B)(C)	200	1
Heroux-Devtek, Inc. (C)	2,700	31,415
High Liner Foods, Inc. (A)	1,773	15,344
Home Capital Group, Inc. (A)(C)	5,679	59,772
Horizon North Logistics, Inc. (A)	8,109	13,218
Hudbay Minerals, Inc.	18,257	129,238
Hudson’s Bay Company (A)	4,000	27,694
IAMGOLD Corp. (C)	42,028	217,912
Imperial Metals Corp. (A)(C)	4,600	7,641
Innergex Renewable Energy, Inc.	7,800	79,735
Interfor Corp. (C)	4,720	86,058
International Tower Hill Mines, Ltd. (C)	2,300	1,160
Intertape Polymer Group, Inc.	5,900	94,841
Iron Bridge Resources, Inc. (A)(C)	10,900	4,315
Just Energy Group, Inc.	5,840	25,792
KAB Distribution, Inc. (B)(C)	7,076	0
K-Bro Linen, Inc.	600	16,873
Kelt Exploration, Ltd. (C)	10,445	55,778
Kinaxis, Inc. (C)	468	30,092
Kingsway Financial Services, Inc. (C)	425	1,620
Kirkland Lake Gold, Ltd.	9,062	140,465
Klondex Mines, Ltd. (A)(C)	11,500	27,225
Knight Therapeutics, Inc. (C)	6,000	36,093
Labrador Iron Ore Royalty Corp. (A)	1,400	22,929
Laurentian Bank of Canada	3,414	125,499
Leon’s Furniture, Ltd.	1,883	24,847
Liquor Stores N.A., Ltd. (A)	1,500	11,422
Lucara Diamond Corp.	25,184	39,290
Magellan Aerospace Corp.	900	13,650
Major Drilling Group
International, Inc. (C)	6,800	35,152
Mandalay Resources Corp. (A)	9,500	1,438
Martinrea International, Inc.	8,493	100,398
Medical Facilities Corp. (A)	2,104	22,912
MEG Energy Corp. (C)	18,588	65,646
Mitel Networks Corp. (C)	7,200	66,727
Morguard Corp.	200	26,362
Morneau Shepell, Inc.	3,098	62,160
Mountain Province Diamonds, Inc. (C)	6,800	16,890
MTY Food Group, Inc.	1,513	59,188
Mullen Group, Ltd.	6,082	69,537
Nevsun Resources, Ltd.	32,430	77,277
New Flyer Industries, Inc.	2,279	103,589
New Gold, Inc. (C)	46,215	119,811
Newalta Corp. (A)(C)	4,200	4,042
Norbord, Inc.	1,572	56,994
Northland Power, Inc. (A)	4,566	81,549
NuVista Energy, Ltd. (C)	17,105	93,733
Obsidian Energy, Ltd. (C)	47,519	47,580
Osisko Gold Royalties, Ltd. (A)	7,495	72,370
Painted Pony Energy, Ltd. (A)(C)	7,448	12,314
Pan American Silver Corp.	15,300	246,657
Paramount Resources, Ltd.,
Class A (A)(C)	8,573	98,682
Parex Resources, Inc. (C)	8,116	114,147
Parkland Fuel Corp. (A)	4,934	111,023
Pason Systems, Inc.	7,436	99,562
Pengrowth Energy Corp. (A)(C)	37,750	24,320
PHX Energy Services Corp. (A)(C)	1,500	2,259
Pizza Pizza Royalty Corp.	1,729	18,990
Platinum Group Metals, Ltd. (C)	500	146
Polaris Infrastructure, Inc.	1,500	20,701
PolyMet Mining Corp. (A)(C)	11,854	10,305
Precision Drilling Corp. (C)	21,659	60,185
Premier Gold Mines, Ltd. (C)	4,127	9,033
Premium Brands Holdings Corp.	1,400	128,769
Pulse Seismic, Inc. (A)	2,882	6,577
Quarterhill, Inc. (A)	9,800	14,224
Questerre Energy Corp., Class A (A)(C)	19,444	16,450
Raging River Exploration, Inc. (C)	10,500	50,856
Reitmans Canada, Ltd., Class A	3,200	10,010
Richelieu Hardware, Ltd. (A)	5,200	121,569
Rocky Mountain Dealerships, Inc.	100	952
Rogers Sugar, Inc.	6,474	31,155
Russel Metals, Inc.	5,889	128,261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Sabina Gold & Silver Corp. (C)	20,475	$25,110
Sandstorm Gold, Ltd. (A)(C)	16,231	77,353
Savaria Corp.	2,300	30,795
Seabridge Gold, Inc. (A)(C)	1,222	13,260
Secure Energy Services, Inc.	11,054	62,977
SEMAFO, Inc. (C)	28,678	82,583
ShawCor, Ltd.	3,073	58,199
Sienna Senior Living, Inc. (A)	1,555	21,520
Sierra Wireless, Inc. (A)(C)	2,900	47,833
Sleep Country Canada Holdings, Inc. (D)	1,000	26,476
Spartan Energy Corp. (A)(C)	8,073	35,968
Sprott, Inc. (A)	9,900	23,898
SSR Mining, Inc. (C)	8,562	82,473
Stantec, Inc. (A)	4,122	101,710
Stella-Jones, Inc.	3,200	113,038
Stornoway Diamond Corp. (C)	23,000	9,997
Stuart Olson, Inc.	1,600	9,289
Student Transportation, Inc. (A)	5,290	39,582
SunOpta, Inc. (C)	8,008	57,122
Superior Plus Corp.	9,057	86,749
Surge Energy, Inc. (A)	16,100	24,618
Tamarack Valley Energy, Ltd. (C)	1,249	2,714
Taseko Mines, Ltd. (C)	16,100	18,995
Teranga Gold Corp. (C)	3,900	13,592
TFI International, Inc.	5,885	151,242
The Descartes Systems Group, Inc. (C)	7,200	205,770
The Intertain Group, Ltd. (C)	1,200	13,506
The Jean Coutu Group, Inc., Class A	2,507	47,791
The North West Company, Inc.	3,683	77,271
The Stars Group, Inc. (C)	3,600	99,364
Theratechnologies, Inc. (C)	2,700	19,553
Timbercreek Financial Corp.	6,000	42,333
TLC Vision Corp. (C)	3,400	1
TMAC Resources, Inc. (A)(C)	2,100	12,910
TMX Group, Ltd.	2,506	145,398
TORC Oil & Gas, Ltd.	9,480	48,564
Toromont Industries, Ltd.	4,468	193,965
Torstar Corp., Class B	6,800	9,448
Total Energy Services, Inc.	3,132	33,426
TransAlta Corp.	22,482	121,803
TransAlta Renewables, Inc. (A)	2,998	27,575
Transcontinental, Inc., Class A	6,983	137,942
TransGlobe Energy Corp. (C)	5,600	7,520
Trevali Mining Corp. (C)	14,400	14,530
Trican Well Service, Ltd. (C)	26,009	60,564
Tricon Capital Group, Inc.	6,900	52,754
Trinidad Drilling, Ltd. (A)(C)	17,619	24,343
Uni-Select, Inc.	4,201	65,215
Valener, Inc. (A)	3,089	48,480
Vecima Networks, Inc.	479	3,618
Wajax Corp.	1,300	24,580
Wesdome Gold Mines, Ltd. (A)(C)	8,000	12,171
Western Energy Services Corp. (C)	3,316	2,703
Western Forest Products, Inc.	25,850	51,967
Westshore Terminals Investment Corp.	4,189	72,442
Whitecap Resources, Inc.	17,168	105,006
Winpak, Ltd.	2,877	108,193
Xtreme Drilling Corp. (C)	1,478	2,455
Yamana Gold, Inc.	25,604	70,750
Yellow Pages, Ltd. (C)	200	1,085
ZCL Composites, Inc. (A)	3,500	31,894
Zenith Capital Corp. (B)(C)	1,700	290
		11,925,073
China – 0.1%
China Gold International Resources
Corp., Ltd. (A)(C)	18,050	37,267
FIH Mobile, Ltd.	195,000	42,405
Goodbaby International Holdings, Ltd.	71,000	48,617
Microport Scientific Corp.	28,000	30,380
Sino Gas & Energy Holdings, Ltd. (C)	131,192	15,208
		173,877
Denmark – 2.2%
ALK-Abello A/S (A)(C)	491	61,590
Alm Brand A/S	6,541	66,852
Amagerbanken A/S (B)(C)	25,580	0
Ambu A/S, Series B	6,852	155,087
Bang & Olufsen A/S (C)	3,937	99,856
Bavarian Nordic A/S (C)	2,241	70,329
D/S Norden A/S (C)	2,246	40,513
Dfds A/S	2,262	127,384
FLSmidth & Company A/S (A)	2,430	157,113
GN Store Nord A/S	8,454	299,845
H+H International A/S, Class B (C)	688	15,020
IC Group A/S	807	18,744
Jyske Bank A/S	3,410	202,740
Lan & Spar Bank A/S	225	17,674
Matas A/S	613	6,646
Nilfisk Holding A/S (C)	2,134	100,680
NKT A/S (A)(C)	2,134	69,725
NNIT A/S (D)	479	13,708
Per Aarsleff Holding A/S	1,380	51,722
Ringkjoebing Landbobank A/S	1,650	90,692
Rockwool International A/S, A Shares	192	52,031
Rockwool International A/S, B Shares	501	149,242
Royal Unibrew A/S	3,087	204,942
Santa Fe Group A/S (C)	800	4,833
Scandinavian Tobacco Group A/S (D)	1,396	24,632
Schouw & Company A/S	1,093	108,274
SimCorp A/S	2,989	208,904
Solar A/S, B Shares	410	27,056
Spar Nord Bank A/S	7,501	89,467
Sydbank A/S	4,912	181,446
TDC A/S (C)	39,215	324,958
Topdanmark A/S (C)	4,267	201,478
United International Enterprises	128	28,361
Vestjysk Bank A/S (C)	23,113	10,196
Zealand Pharma A/S (A)(C)	1,273	19,743
		3,301,483
Finland – 2.6%
Aktia Bank OYJ	2,328	26,319
Alma Media OYJ	4,110	35,853
Amer Sports OYJ (C)	8,819	272,156
Apetit OYJ	696	12,137
Atria OYJ	1,021	15,496
BasWare OYJ (C)	538	28,964
Bittium OYJ	2,708	19,957
Cargotec OYJ, B Shares	2,603	138,674
Caverion OYJ (C)	6,387	48,361
Citycon OYJ	27,617	62,144
Cramo OYJ	2,993	62,439
Elisa OYJ	6,974	315,430
Ferratum OYJ	459	14,503
Finnair OYJ	6,214	86,542
Fiskars OYJ ABP	3,218	80,244
F-Secure OYJ	7,159	32,269
HKScan OYJ, A Shares	316	1,193
Huhtamaki OYJ	6,337	278,069
Ilkka-Yhtyma OYJ	1,535	6,260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Kemira OYJ	8,860	$113,465
Kesko OYJ, A Shares	690	38,669
Kesko OYJ, B Shares	4,517	258,698
Konecranes OYJ	3,667	159,173
Lassila & Tikanoja OYJ	1,929	40,032
Metsa Board OYJ	17,392	174,609
Metso OYJ	6,038	190,502
Nokian Renkaat OYJ	7,620	346,058
Olvi OYJ, A Shares	1,172	40,538
Oriola OYJ, B Shares	9,290	28,138
Orion OYJ, Class A	1,226	42,097
Outokumpu OYJ	19,116	130,366
Outotec OYJ (C)	13,940	124,571
Pihlajalinna OYJ	1,193	18,548
Poyry OYJ	2,864	18,697
Raisio OYJ	8,267	36,801
Ramirent OYJ	4,765	39,333
Rapala VMC OYJ	2,298	10,112
Sanoma OYJ	4,712	55,335
Stockmann OYJ ABP, B Shares (C)	2,666	12,471
Technopolis OYJ	13,263	59,961
Tieto OYJ	3,984	132,705
Tikkurila OYJ	2,646	50,900
Tokmanni Group Corp.	1,285	10,483
Uponor OYJ	3,834	64,049
Vaisala OYJ, A Shares	206	10,993
Valmet OYJ	6,258	125,459
YIT OYJ	10,171	85,196
		3,954,969
France – 4.8%
ABC arbitrage	1,818	15,031
Air France-KLM (C)	8,947	99,838
Akka Technologies	546	33,247
Albioma SA	1,912	45,352
Altamir	752	12,185
Alten SA	1,830	176,421
Altran Technologies SA (A)	10,128	150,068
APRIL SA	1,212	22,539
Assystem	1,078	36,933
Aubay	399	20,512
Axway Software SA	531	11,768
Bastide le Confort Medical	256	14,555
Beneteau SA	2,042	44,485
Boiron SA	604	50,895
Bonduelle SCA	1,027	43,470
Burelle SA	21	34,906
Casino Guichard Perrachon SA (A)	1,891	92,619
Cegedim SA (C)	186	8,588
CGG SA (C)	4,556	9,039
Chargeurs SA	1,176	34,393
Cie des Alpes	874	31,765
Cie Plastic Omnium SA	3,161	151,514
Coface SA	8,794	100,535
Derichebourg SA	6,876	60,559
Devoteam SA	287	30,409
Edenred	10,506	365,426
Electricite de Strasbourg SA	81	13,129
Elior Group SA (D)	4,020	87,447
Elis SA	3,570	88,396
Eramet (C)	720	99,235
Europcar Groupe SA (D)	2,809	31,263
Eutelsat Communications SA	3,220	63,822
Exel Industries SA, A Shares	89	11,664
Faurecia SA	3	243
Fnac Darty SA (C)	1,583	169,410
Gaztransport Et Technigaz SA	1,656	103,826
Getlink SE	9,439	134,750
GL Events	868	26,117
Groupe Crit	163	17,526
Groupe Open	410	17,112
Guerbet	508	40,401
Haulotte Group SA	962	19,836
ID Logistics Group (C)	88	15,697
Imerys SA	1,191	115,746
Ingenico Group SA	2,533	205,597
Interparfums SA	329	15,148
IPSOS	2,286	89,832
Jacquet Metal Service	1,278	46,215
Kaufman & Broad SA	699	36,785
Korian SA	2,456	83,111
Lagardere SCA	7,152	204,291
Laurent-Perrier	110	12,833
Lectra	1,346	38,012
LISI	1,205	48,548
LNA Sante SA	511	35,589
Manitou BF SA	880	37,408
Manutan International	105	11,662
Mersen SA	1,171	53,333
Metropole Television SA	2,097	54,027
MGI Coutier	725	27,326
Naturex (C)	388	64,026
Neopost SA	2,259	59,517
Nexans SA	2,031	105,206
Nexity SA	2,360	151,148
Nicox (A)(C)	546	6,089
NRJ Group (C)	782	8,295
Oeneo SA	1,331	16,649
Onxeo SA (A)(C)	4,617	7,593
Orpea	1,922	244,071
Parrot SA (C)	1,788	11,496
Pierre & Vacances SA (C)	142	6,350
Plastivaloire	383	8,608
Rallye SA (A)	1,771	26,611
Recylex SA (A)(C)	1,058	13,423
Rexel SA	15,436	261,482
Robertet SA	135	83,055
Rothschild & Company	1,017	37,494
Rubis SCA	5,550	400,869
Sartorius Stedim Biotech	1,212	109,415
Savencia SA	372	39,913
Seche Environnement SA	335	12,373
Societe pour l’Informatique Industrielle	438	13,603
SOITEC (C)	773	56,231
Solocal Group (A)(C)	36,459	51,653
Somfy SA	589	59,818
Sopra Steria Group	1,112	226,968
SPIE SA	2,798	61,910
Ste Industrielle d’Aviation Latecoere
SA (C)	5,397	33,109
Stef SA	202	25,370
Synergie SA	557	35,068
Tarkett SA	1,163	38,980
Technicolor SA	18,529	31,331
Teleperformance	1,019	158,023
Television Francaise 1	6,050	82,158
Tessi SA (C)	58	12,327
Thermador Groupe	96	13,586
Trigano SA	740	133,942
Ubisoft Entertainment SA (C)	5,347	452,528
Vallourec SA (A)(C)	19,754	104,945

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Valneva SE (A)(C)	1,912	$8,379
Vetoquinol SA	56	3,809
Vicat SA	1,185	89,511
VIEL & Cie SA	6,040	42,906
Vilmorin & Cie SA	559	48,650
Virbac SA (A)(C)	350	51,444
		7,262,321
Gabon – 0.0%
Total Gabon	20	3,628
Georgia – 0.1%
BGEO Group PLC	2,491	124,310
Germany – 5.8%
Aareal Bank AG	4,192	199,984
ADLER Real Estate AG (C)	984	16,611
ADO Properties SA (D)	1,457	81,949
ADVA Optical Networking SE (C)	2,463	16,254
AIXTRON SE (C)	3,257	63,023
Allgeier SE	498	15,836
Amadeus Fire AG	346	38,671
Aurubis AG	2,413	202,797
Axel Springer SE	913	76,375
Basler AG	54	11,529
Bauer AG	959	22,614
BayWa AG	1,025	36,173
Bechtle AG	2,124	172,297
Bertrandt AG	394	44,981
Bijou Brigitte AG	340	19,106
Bilfinger SE	2,311	105,393
Borussia Dortmund GmbH &
Company KGaA	5,769	36,317
CANCOM SE	1,131	116,715
Carl Zeiss Meditec AG	1,671	106,516
CECONOMY AG	3,666	42,149
CENIT AG	446	11,154
CENTROTEC Sustainable AG	476	8,249
Cewe Stiftung & Company KGaA	503	49,470
comdirect bank AG	2,610	37,893
CompuGroup Medical SE	1,153	62,368
CropEnergies AG	1,544	9,850
CTS Eventim AG & Company KGaA	3,354	157,230
Delticom AG	491	5,723
Deutsche Beteiligungs AG	829	40,179
Deutsche EuroShop AG	1,500	55,027
Deutsche Pfandbriefbank AG (D)	5,366	84,603
Deutz AG	7,001	64,270
DIC Asset AG	3,031	38,243
DMG Mori AG	1,737	99,639
Draegerwerk AG & Company KGaA	82	6,050
Duerr AG	1,814	199,347
Elmos Semiconductor AG	566	17,386
ElringKlinger AG	2,576	48,178
Fielmann AG	628	50,769
Freenet AG	8,192	249,315
FUCHS PETROLUB SE	1,054	53,750
Gerresheimer AG	1,930	158,598
Gerry Weber International AG	2,449	23,639
Gesco AG	885	31,093
GFT Technologies SE	961	15,442
Grammer AG	1,191	74,803
GRENKE AG	643	68,143
H&R GmbH & Company KGaA (C)	1,324	19,999
Hamburger Hafen und Logistik AG	2,218	49,906
Heidelberger Druckmaschinen AG (C)	18,003	67,546
Hella GmbH & Company KGaA	1,541	101,446
Hornbach Baumarkt AG	249	8,579
HUGO BOSS AG	3,048	265,533
Indus Holding AG	1,395	97,766
Isra Vision AG	212	44,708
Jenoptik AG	4,362	154,588
K+S AG	9,769	282,149
Kloeckner & Company SE	4,625	58,111
Koenig & Bauer AG	506	46,451
Krones AG	1,001	134,856
KWS Saat SE	137	53,171
LANXESS AG	3,724	285,468
LEG Immobilien AG	3,111	349,819
Leifheit AG	437	12,884
Leoni AG	2,398	153,402
Manz AG (C)	233	9,001
Medigene AG (C)	760	13,584
MLP SE	5,864	35,737
Nemetschek SE	1,243	139,394
Nexus AG	546	17,074
Nordex SE (C)	4,553	39,692
Norma Group SE	2,215	166,016
OHB SE	399	17,294
OSRAM Licht AG	2,844	209,282
paragon AG	209	17,488
PATRIZIA Immobilien AG (C)	2,621	58,166
Pfeiffer Vacuum Technology AG	467	72,608
PNE Wind AG	4,544	14,664
Puma SE	153	74,746
QSC AG	6,549	11,453
Rational AG	139	87,440
Rheinmetall AG	2,634	373,882
RHOEN-KLINIKUM AG	2,861	96,331
RIB Software SE	1,641	34,969
SAF-Holland SA	4,007	80,941
Salzgitter AG	2,631	134,592
Schaltbau Holding AG (C)	657	20,870
SHW AG	14	614
Siltronic AG (C)	860	147,501
Sixt SE	1,086	118,014
SMA Solar Technology AG	916	51,928
Software AG	3,732	195,639
Stroeer SE & Company KGaA	1,951	136,341
Suedzucker AG	5,201	88,243
SUESS MicroTec SE (C)	2,259	34,509
Surteco SE	496	15,429
TAG Immobilien AG	6,757	140,195
Takkt AG	2,476	56,407
Technotrans AG	184	9,105
Tele Columbus AG (C)(D)	1,029	11,117
TLG Immobilien AG	3,423	93,958
Tom Tailor Holding SE (C)	946	9,900
Traffic Systems SE	106	2,612
Uniper SE	3,385	103,158
Vossloh AG (C)	859	43,040
VTG AG	729	41,278
Wacker Chemie AG	578	94,985
Wacker Neuson SE	2,553	88,476
Washtec AG	850	81,092
Wuestenrot & Wuerttembergische AG	1,566	37,000
XING SE	155	45,185
		8,703,033
Gibraltar – 0.0%
888 Holdings PLC	12,231	46,301

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Greece - 0.0%
Alapis Holding Industrial & Commercial
SA of Pharmaceutical Chemical
Products (B)(C)	3,303	$167
TT Hellenic Postbank SA (B)(C)	12,594	0
		167
Guernsey, Channel Islands - 0.0%
Raven Russia, Ltd. (C)	6,473	3,951
Hong Kong - 2.7%
Agritrade Resources, Ltd. (A)	130,000	20,438
Allied Group, Ltd.	6,000	38,634
Allied Properties HK, Ltd.	160,000	33,435
APAC Resources, Ltd.	10,264	1,763
APT Satellite Holdings, Ltd.	32,250	14,842
Asia Financial Holdings, Ltd.	26,000	15,302
Asia Satellite Telecommunications
Holdings, Ltd.	2,500	2,213
Associated International Hotels, Ltd.	28,000	90,918
Beijing Gas Blue Sky Holdings, Ltd. (C)	328,000	23,072
BOE Varitronix, Ltd.	18,000	9,237
Bonjour Holdings, Ltd. (C)	162,800	4,744
Bright Smart Securities & Commodities
Group, Ltd. (A)	26,000	8,397
Brightoil Petroleum
Holdings, Ltd. (B)(C)	117,000	20,126
Brockman Mining, Ltd. (C)	740,840	10,927
Burwill Holdings, Ltd. (C)	292,000	12,942
Cafe de Coral Holdings, Ltd.	26,000	65,049
Camsing International Holding, Ltd. (C)	16,000	11,831
Champion Technology Holdings, Ltd. (C)	27,261	3,096
Chen Hsong Holdings	10,000	2,915
Cheuk Nang Holdings, Ltd.	3,266	1,999
China Energy Development
Holdings, Ltd. (C)	634,000	6,384
China Goldjoy Group, Ltd.	92,000	6,871
China LNG Group, Ltd. (A)(C)	76,000	11,645
China Medical & HealthCare
Group, Ltd. (C)	470,000	14,450
China Shandong Hi-Speed Financial
Group, Ltd. (C)	438,000	16,858
China Solar Energy
Holdings, Ltd. (B)(C)	42,500	975
China Strategic Holdings, Ltd. (C)	885,000	10,106
Chinese Estates Holdings, Ltd. (A)	22,000	33,122
Chong Hing Bank, Ltd.	10,000	20,006
Chow Sang Sang Holdings
International, Ltd.	22,000	46,336
Chuang’s Consortium International, Ltd.	30,948	7,057
CITIC Telecom International
Holdings, Ltd.	112,000	32,526
CK Life Sciences International
Holdings, Inc.	282,000	20,496
CP Lotus Corp. (C)	220,000	3,270
CSI Properties, Ltd.	245,066	15,104
CST Group, Ltd. (C)	2,210,240	9,651
Dah Sing Banking Group, Ltd.	34,400	75,295
Dah Sing Financial Holdings, Ltd.	10,920	69,443
Dickson Concepts International, Ltd.	29,000	10,549
EganaGoldpfeil Holdings, Ltd. (B)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	14,818
Emperor Entertainment Hotel, Ltd.	40,000	8,391
Emperor International Holdings, Ltd. (A)	97,333	29,303
Enerchina Holdings, Ltd.	102,000	6,549
Esprit Holdings, Ltd. (A)(C)	117,900	40,232
eSun Holdings, Ltd. (C)	74,000	12,249
Fairwood Holdings, Ltd.	3,500	13,759
Far East Consortium
International, Ltd. (A)	102,809	56,351
First Pacific Company, Ltd.	68,000	36,956
Freeman FinTech Corp., Ltd. (C)	320,000	57,417
Future Bright Holdings, Ltd. (A)	6,000	560
GCL New Energy Holdings, Ltd. (C)	366,000	21,039
Get Nice Financial Group, Ltd.	14,775	2,621
Get Nice Holdings, Ltd.	591,000	21,949
Giordano International, Ltd. (A)	100,000	58,771
Global Brands Group
Holding, Ltd. (A)(C)	304,000	17,201
Glorious Sun Enterprises, Ltd.	96,000	10,795
Gold-Finance Holdings, Ltd. (A)(C)	62,000	20,159
Great Eagle Holdings, Ltd.	5,000	25,439
G-Resources Group, Ltd. (C)	2,014,800	18,816
Guotai Junan International Holdings, Ltd.	131,000	38,194
Haitong International Securities
Group, Ltd.	110,713	65,074
Hang Fung Gold Technology, Ltd. (B)(C)	90,000	0
Hanison Construction Holdings, Ltd.	27,441	5,018
Harbour Centre Development, Ltd.	38,000	70,654
HKBN, Ltd.	49,000	57,894
HKR International, Ltd.	47,200	28,378
Hong Kong Aircraft Engineering
Company, Ltd.	2,000	11,646
Hong Kong Ferry Holdings
Company, Ltd.	29,000	33,226
Hong Kong International Construction
Investment Management Group
Company, Ltd. (A)	36,000	9,786
Hongkong Chinese, Ltd.	66,000	11,786
Hopewell Holdings, Ltd.	29,500	113,063
Hsin Chong Group
Holdings, Ltd. (A)(B)(C)	170,000	7,581
Hung Hing Printing Group, Ltd.	82,000	18,832
Hutchison Telecommunications Hong
Kong Holdings, Ltd. (A)	136,000	48,163
Imagi International Holdings, Ltd. (C)	3,984	548
IT, Ltd.	44,601	20,750
Johnson Electric Holdings, Ltd.	17,000	63,971
Kerry Logistics Network, Ltd.	36,000	53,261
Kowloon Development
Company, Ltd. (A)	22,000	24,811
Lai Sun Development Company, Ltd.	15,320	25,252
Lifestyle International Holdings, Ltd. (A)	37,500	61,763
Lippo China Resources, Ltd.	36,000	1,173
Liu Chong Hing Investment, Ltd.	16,000	25,956
Luk Fook Holdings International, Ltd.	26,000	94,902
Man Wah Holdings, Ltd.	89,600	71,465
Mandarin Oriental International, Ltd.	8,000	19,187
Mason Group Holdings, Ltd. (C)	1,548,800	25,495
Midland Holdings, Ltd. (C)	48,000	13,181
Midland IC&I, Ltd. (C)	24,000	1,083
Miramar Hotel & Investment
Company, Ltd.	15,000	29,711
Nameson Holdings, Ltd.	62,000	13,344
New Times Energy Corp., Ltd. (C)	59,175	1,410
NewOcean Energy Holdings, Ltd. (C)	66,000	15,058
OP Financial Investments, Ltd. (A)	108,000	43,580
Orient Overseas International, Ltd.	12,500	113,245
Pacific Andes International
Holdings, Ltd. (B)(C)	328,006	6,102
Pacific Basin Shipping, Ltd. (C)	294,000	79,197
Pacific Textiles Holdings, Ltd.	51,000	48,891
Paliburg Holdings, Ltd.	46,000	20,332

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Paradise Entertainment, Ltd. (C)	52,000	$6,732
Peace Mark Holdings, Ltd. (B)(C)	164,000	0
Pearl Oriental Oil, Ltd. (C)	186,000	3,605
Pico Far East Holdings, Ltd.	60,000	23,019
Playmates Holdings, Ltd.	78,000	10,472
Playmates Toys, Ltd.	8,000	878
Polytec Asset Holdings, Ltd.	150,000	12,665
PYI Corp., Ltd. (C)	372,000	6,902
Realord Group Holdings, Ltd. (A)(C)	36,000	21,565
Regal Hotels International Holdings, Ltd.	36,000	25,608
Regina Miracle International
Holdings, Ltd. (A)(D)	17,000	14,889
Sa Sa International Holdings, Ltd.	59,288	30,820
SEA Holdings, Ltd. (A)	19,268	39,730
Shenwan Hongyuan HK, Ltd.	20,000	6,194
Shun Tak Holdings, Ltd. (A)	130,250	54,118
Singamas Container Holdings, Ltd.	114,000	19,119
SITC International Holdings
Company, Ltd.	64,000	64,049
Sitoy Group Holdings, Ltd.	14,000	2,966
SmarTone Telecommunications
Holdings, Ltd. (A)	31,500	33,609
SOCAM Development, Ltd. (C)	16,674	3,590
South China Holdings Company, Ltd. (C)	640,000	25,159
Stella International Holdings, Ltd.	34,500	46,351
Summit Ascent Holdings, Ltd. (A)(C)	90,000	10,577
Sun Hung Kai & Company, Ltd.	45,000	28,141
TAI Cheung Holdings, Ltd.	46,000	51,338
Tao Heung Holdings, Ltd.	14,000	2,593
Television Broadcasts, Ltd. (A)	19,100	63,493
Texwinca Holdings, Ltd.	60,000	31,553
The Cross-Harbour Holdings, Ltd. (A)	18,000	29,393
The Hongkong & Shanghai
Hotels, Ltd. (A)	45,500	69,666
The United Laboratories International
Holdings, Ltd. (A)(C)	42,000	43,701
TOM Group, Ltd. (C)	52,000	14,861
Town Health International Medical
Group, Ltd. (A)(B)	264,000	23,211
Tradelink Electronic Commerce, Ltd.	50,000	8,448
Transport International Holdings, Ltd.	19,200	56,583
Trinity, Ltd. (C)	74,000	7,155
Upbest Group, Ltd.	164,000	22,816
Value Partners Group, Ltd. (A)	39,000	36,747
Victory City International
Holdings, Ltd. (C)	113,060	1,665
Vitasoy International Holdings, Ltd.	54,000	139,359
VSTECS Holdings, Ltd.	45,200	23,961
VTech Holdings, Ltd. (A)	6,900	87,562
Wai Kee Holdings, Ltd.	68,000	40,141
Wing On Company International, Ltd.	4,000	14,851
Wing Tai Properties, Ltd.	86,000	66,393
Yuan Heng Gas Holdings, Ltd. (C)	96,000	10,064
Yugang International, Ltd.	312,000	8,310
Yunfeng Financial Group, Ltd. (C)	20,000	10,774
		4,023,758
India – 0.1%
Vedanta Resources PLC	7,388	73,416
Ireland – 0.7%
C&C Group PLC	19,897	65,001
FBD Holdings PLC (C)	1,839	27,486
Glanbia PLC	8,183	140,855
Grafton Group PLC	12,401	133,886
Greencore Group PLC	76,209	141,655
Hostelworld Group PLC (D)	3,022	16,171
IFG Group PLC	8,615	22,178
Irish Continental Group PLC	6,583	46,305
Kingspan Group PLC	5,045	213,640
Smurfit Kappa Group PLC	2,327	94,470
UDG Healthcare PLC	13,424	163,527
		1,065,174
Isle of Man – 0.3%
GVC Holdings PLC	26,230	338,936
Hansard Global PLC	6,816	7,571
Playtech PLC	12,183	125,300
		471,807
Israel – 0.7%
ADO Group, Ltd. (C)	940	18,146
Africa Israel Properties, Ltd. (C)	558	13,743
Airport City, Ltd. (C)	5,177	55,964
Alony Hetz Properties &
Investments, Ltd.	1,333	12,051
Alrov Properties and Lodgings, Ltd.	399	13,810
Amot Investments, Ltd.	4,144	22,240
Bayside Land Corp.	50	23,592
Big Shopping Centers, Ltd.	168	11,197
Blue Square Real Estate, Ltd.	215	8,044
Cellcom Israel, Ltd. (C)	1,966	13,959
Cellcom Israel, Ltd. (New York Stock
Exchange) (C)	825	5,871
Clal Biotechnology Industries, Ltd. (C)	3,950	3,164
Clal Insurance Enterprises
Holdings, Ltd. (C)	1,200	21,703
Compugen, Ltd. (C)	1,251	5,386
Delek Automotive Systems, Ltd.	1,858	13,966
Delta-Galil Industries, Ltd.	618	18,184
El Al Israel Airlines	24,289	8,138
Electra, Ltd.	139	35,017
First International Bank of Israel, Ltd.	2,114	44,626
Formula Systems 1985, Ltd.	265	9,663
Gilat Satellite Networks, Ltd. (C)	215	1,848
Hadera Paper, Ltd.	244	17,413
Harel Insurance Investments & Financial
Services, Ltd.	7,935	62,878
Hilan, Ltd.	485	10,831
IDI Insurance Company, Ltd.	250	16,373
Inrom Construction Industries, Ltd.	2,183	10,183
Israel Discount Bank, Ltd., Class A (C)	3,164	9,108
Jerusalem Oil Exploration (C)	540	30,059
Kamada, Ltd. (C)	1,616	7,421
Matrix IT, Ltd.	2,095	23,722
Mazor Robotics, Ltd. (C)	1,829	55,822
Melisron, Ltd.	701	28,013
Menora Mivtachim Holdings, Ltd.	1,766	22,669
Migdal Insurance & Financial
Holding, Ltd. (C)	13,577	14,556
Mivtach Shamir Holdings, Ltd.	397	8,522
Naphtha Israel Petroleum Corp., Ltd.	2,030	13,190
Nova Measuring Instruments, Ltd. (C)	996	26,923
Oil Refineries, Ltd.	53,675	24,898
Partner Communications
Company, Ltd. (C)	9,878	44,745
Paz Oil Company, Ltd.	378	55,694
Rami Levy Chain Stores Hashikma
Marketing 2006, Ltd.	449	22,649
Scope Metals Group, Ltd.	377	10,528
Shapir Engineering and Industry, Ltd.	7,076	22,710
Shikun & Binui, Ltd.	10,724	17,734
Shufersal, Ltd.	5,445	34,810

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
SodaStream International, Ltd. (C)	20	$1,822
Strauss Group, Ltd.	674	14,529
Summit Real Estate Holdings, Ltd.	2,363	20,640
The Phoenix Holdings, Ltd. (C)	2,821	15,558
Tower Semiconductor, Ltd. (C)	746	20,264
		1,024,576
Italy – 4.4%
A2A SpA	67,835	129,759
ACEA SpA	4,062	68,940
Amplifon SpA	7,841	139,399
Anima Holding SpA (D)	12,692	86,217
Ansaldo STS SpA	5,875	90,805
Arnoldo Mondadori Editore SpA (C)	12,613	26,478
Ascopiave SpA	7,647	30,689
Astaldi SpA (A)	4,499	12,268
Autogrill SpA	9,730	125,259
Azimut Holding SpA	6,980	150,038
Banca Generali SpA	4,148	133,830
Banca IFIS SpA	1,607	61,931
Banca Mediolanum SpA (A)	9,167	80,088
Banca Popolare di Sondrio SCPA	22,606	89,548
Banca Profilo SpA (A)	24,032	6,317
Banco BPM SpA (A)(C)	75,038	260,409
Biesse SpA	835	49,582
BPER Banca (A)	40,498	225,822
Brembo SpA	11,280	174,370
Brunello Cucinelli SpA	1,453	45,697
Buzzi Unicem SpA (A)	4,611	108,004
Cairo Communication SpA	4,712	21,176
Cementir Holding SpA	4,165	36,122
Cerved Information Solutions SpA	9,569	119,507
CIR-Compagnie Industriali Riunite SpA	39,015	51,720
Credito Emiliano SpA	6,238	54,559
Credito Valtellinese SpA (A)(C)	504,336	71,380
Danieli & C Officine Meccaniche SpA	788	21,499
Datalogic SpA	981	30,762
De’ Longhi SpA	2,796	82,997
DeA Capital SpA (C)	4,665	8,464
DiaSorin SpA	1,678	151,150
Ei Towers SpA	1,086	60,883
El.En. SpA	663	26,471
Enav SpA (D)	13,939	74,410
ERG SpA	4,588	109,556
Esprinet SpA (A)	3,554	19,058
Eurotech SpA (C)	1,562	3,022
Falck Renewables SpA	9,073	23,484
Fila SpA	1,063	22,887
Fincantieri SpA (C)	36,827	54,010
FinecoBank Banca Fineco SpA (A)	15,185	182,771
GEDI Gruppo Editoriale SpA (A)(C)	18,304	10,115
Geox SpA (A)	8,390	28,421
Gruppo MutuiOnline SpA	2,096	33,248
Hera SpA	62,355	228,478
IMMSI SpA (C)	6,756	5,270
Industria Macchine Automatiche SpA	816	79,472
Infrastrutture Wireless Italiane SpA (D)	9,385	74,324
Interpump Group SpA	5,467	184,882
Iren SpA	48,658	152,772
Italgas SpA	21,049	125,775
Italmobiliare SpA	1,654	46,451
Juventus Football Club SpA (C)	23,150	18,414
La Doria SpA	1,205	18,250
Maire Tecnimont SpA	10,323	53,157
MARR SpA	2,608	77,536
Mediaset SpA (C)	38,140	146,025
Moncler SpA	4,941	188,046
OVS SpA (D)	9,134	56,084
Parmalat SpA	8,933	32,922
Piaggio & C SpA	11,658	32,383
Prima Industrie SpA	178	8,018
Prysmian SpA	5,086	159,712
RAI Way SpA (D)	5,678	31,462
Reply SpA	1,504	82,950
Retelit SpA (A)(C)	13,231	32,706
SAES Getters SpA	536	14,659
Safilo Group SpA (A)(C)	2,378	12,038
Saipem SpA (A)(C)	32,026	125,636
Salini Impregilo SpA (A)	14,544	43,171
Salvatore Ferragamo SpA (A)	2,121	58,433
Saras SpA	33,152	72,754
Sesa SpA	320	10,587
Societa Cattolica di Assicurazioni SCRL	11,261	119,908
Societa Iniziative Autostradali e
Servizi SpA	5,263	98,085
Sogefi SpA (C)	3,551	12,793
SOL SpA	2,802	37,988
Tamburi Investment Partners SpA	4,778	36,020
Technogym SpA (D)	4,738	56,069
Tod’s SpA (A)	590	42,813
TREVI - Finanziaria Industriale
SpA (A)(C)	9,838	4,830
Unione di Banche Italiane SpA (A)	63,162	288,605
Unipol Gruppo SpA	23,441	114,701
UnipolSai Assicurazioni SpA	44,001	104,623
Vittoria Assicurazioni SpA	2,112	31,534
Yoox Net-A-Porter Group SpA (C)	3,137	145,873
Zignago Vetro SpA	1,669	17,043
		6,676,374
Japan – 24.2%
Access Company, Ltd. (A)(C)	2,300	22,997
Achilles Corp.	1,000	20,684
Adastria Company, Ltd.	1,820	37,441
ADEKA Corp.	5,700	101,954
Advan Company, Ltd.	1,000	9,207
Aeon Delight Company, Ltd. (A)	600	21,774
Aeon Fantasy Company, Ltd.	400	19,470
Aeria, Inc. (A)	700	9,572
Ai Holdings Corp.	2,700	75,450
Aica Kogyo Company, Ltd.	1,600	58,909
Aichi Corp. (A)	3,200	21,720
Aichi Steel Corp.	700	28,820
Aida Engineering, Ltd.	4,500	55,163
Ain Holdings, Inc. (A)	900	70,347
Aiphone Company, Ltd.	1,300	22,196
Airport Facilities Company, Ltd.	1,200	7,227
Aisan Industry Company, Ltd.	2,500	26,708
Aizawa Securities Company, Ltd.	2,400	17,186
Akatsuki, Inc. (A)(C)	400	19,824
Akebono Brake Industry
Company, Ltd. (C)	9,400	24,775
Albis Company, Ltd.	500	16,156
Alconix Corp. (A)	1,600	31,849
Alpen Company, Ltd.	1,100	24,613
Alpha Systems, Inc.	840	18,026
Alpine Electronics, Inc.	3,300	62,418
Altech Corp.	1,000	23,265
Amano Corp.	4,300	114,918
Amuse, Inc. (A)	800	22,749
Anest Iwata Corp. (A)	1,800	19,787
Anicom Holdings, Inc. (C)	1,300	53,928

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Anritsu Corp.	1,000	$12,231
AOI Electronics Company, Ltd.	500	17,690
AOKI Holdings, Inc. (A)	3,100	47,271
Aoyama Trading Company, Ltd.	2,500	98,234
Arakawa Chemical Industries, Ltd.	1,400	24,782
Arata Corp.	700	39,646
Arcland Sakamoto Company, Ltd.	2,400	38,798
Arcland Service Holdings Company, Ltd.	1,000	22,434
Arcs Company, Ltd.	2,625	63,781
Ariake Japan Company, Ltd. (A)	600	48,126
Arisawa Manufacturing
Company, Ltd. (A)	2,900	27,038
Arrk Corp. (A)(C)	4,200	5,003
As One Corp.	400	25,660
Asahi Company, Ltd.	800	9,794
Asahi Diamond Industrial Company, Ltd.	3,900	41,081
Asahi Holdings, Inc. (A)	1,800	33,535
ASAHI YUKIZAI CORP.	1,200	19,741
Asanuma Corp.	7,000	26,329
ASKA Pharmaceutical Company, Ltd.	1,600	25,261
ASKUL Corp. (A)	1,200	40,277
Ateam, Inc.	800	18,888
Atom Corp. (A)	2,000	18,054
Atsugi Company, Ltd.	1,200	13,522
Autobacs Seven Company, Ltd.	4,300	80,489
Avex, Inc.	2,500	35,438
Axell Corp.	100	941
Axial Retailing, Inc.	800	30,641
Bando Chemical Industries, Ltd.	2,500	28,806
Bank of the Ryukyus, Ltd.	3,000	46,384
BayCurrent Consulting, Inc.	500	16,139
Belc Company, Ltd.	500	29,041
Bell System24 Holdings, Inc.	2,400	35,064
Belluna Company, Ltd.	2,100	24,685
Benefit One, Inc.	800	22,206
Bic Camera, Inc. (A)	2,200	34,905
BML, Inc.	1,800	46,931
Bourbon Corp. (A)	500	14,442
Broadleaf Company, Ltd.	9,000	44,161
BRONCO BILLY Company, Ltd. (A)	1,000	34,349
Bunka Shutter Company, Ltd.	5,000	48,933
C Uyemura & Company, Ltd.	400	31,047
CAC Holdings Corp.	1,500	15,196
Can Do Company, Ltd.	900	15,219
Canon Electronics, Inc.	1,700	37,575
Capcom Company, Ltd. (A)	3,200	74,148
Carlit Holdings Company, Ltd. (A)	2,100	21,557
Cawachi, Ltd.	900	22,421
Central Automotive Products, Ltd.	1,200	18,866
Central Glass Company, Ltd.	2,800	64,475
Central Sports Company, Ltd. (A)	600	21,789
Chilled & Frozen Logistics Holdings
Company, Ltd. (A)	1,600	22,802
Chino Corp. (A)	400	5,584
Chiyoda Company, Ltd. (A)	800	19,921
Chiyoda Corp. (A)	8,500	79,565
Chiyoda Integre Company, Ltd.	800	19,014
Chofu Seisakusho Company, Ltd.	1,700	41,217
Chori Company, Ltd.	1,200	22,874
Chubu Shiryo Company, Ltd.	2,000	40,332
Chudenko Corp.	1,900	51,398
Chuetsu Pulp & Paper Company, Ltd.	500	9,011
Chugai Mining Company, Ltd. (C)	25,400	6,171
Chugai Ro Company, Ltd.	500	13,949
Chugoku Marine Paints, Ltd.	4,000	39,680
CI Takiron Corp.	3,000	19,539
Ci:z Holdings Company, Ltd.	1,000	49,957
Citizen Watch Company, Ltd.	13,100	92,420
CKD Corp.	3,300	71,825
Clarion Company, Ltd.	8,000	24,419
Cleanup Corp.	2,100	16,204
CMIC Holdings Company, Ltd.	1,200	31,281
CMK Corp. (C)	3,700	28,646
cocokara fine, Inc.	1,140	79,135
COLOPL, Inc. (A)	4,600	41,067
Colowide Company, Ltd. (A)	2,200	50,815
Computer Engineering &
Consulting, Ltd.	1,200	40,291
Comture Corp. (A)	500	18,627
CONEXIO Corp.	1,300	27,835
Corona Corp.	300	3,737
Cosel Company, Ltd.	1,200	16,496
Cosmo Energy Holdings Company, Ltd.	1,800	58,253
Create Restaurants Holdings, Inc.	2,500	29,939
Create SD Holdings Company, Ltd.	1,900	49,688
Dai Nippon Toryo Company, Ltd.	1,200	17,785
Daibiru Corp.	3,400	39,597
Dai-Dan Company, Ltd.	1,000	22,238
Daido Metal Company, Ltd.	1,900	22,006
Daido Steel Company, Ltd. (A)	500	25,364
Daidoh, Ltd. (A)	2,000	8,380
Daihen Corp. (A)	7,000	53,289
Daiho Corp.	6,000	34,242
Daiichi Jitsugyo Company, Ltd.	400	11,592
Daiichi Kigenso Kagaku-Kogyo
Company, Ltd. (A)	1,800	21,675
Dai-ichi Seiko Company, Ltd.	500	10,344
Daiken Corp.	1,000	23,862
Daiken Medical Company, Ltd.	400	2,906
Daiki Aluminium Industry
Company, Ltd. (A)	3,000	20,625
Daikoku Denki Company, Ltd. (A)	800	13,295
Daikokutenbussan Company, Ltd.	300	15,537
Daikyo, Inc. (A)	1,900	38,527
Daikyonishikawa Corp.	3,100	50,660
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	1,000	41,542
Daio Paper Corp. (A)	4,600	64,836
Daiseki Company, Ltd.	2,500	69,820
Daisyo Corp.	800	12,765
Daito Pharmaceutical Company, Ltd.	700	25,287
Daiwa Industries, Ltd.	2,000	24,064
Daiwabo Holdings Company, Ltd.	1,200	51,976
DCM Holdings Company, Ltd.	6,500	66,142
Denki Kogyo Company, Ltd.	1,000	29,877
Denyo Company, Ltd.	900	16,162
Descente, Ltd. (A)	2,300	36,715
Dexerials Corp.	3,500	36,302
Digital Arts, Inc. (A)	700	26,739
Dip Corp. (A)	1,900	60,278
DKS Company, Ltd.	2,000	14,759
DMG Mori Company, Ltd.	2,800	52,754
Doshisha Company, Ltd.	1,700	39,006
Doutor Nichires Holdings Company, Ltd.	2,300	54,667
Dowa Holdings Company, Ltd.	1,000	35,784
DTS Corp.	900	31,327
Duskin Company, Ltd.	2,100	52,415
DyDo Group Holdings, Inc.	700	44,101
Eagle Industry Company, Ltd. (A)	2,200	38,328
Earth Chemical Company, Ltd.	900	47,365

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
EDION Corp.	5,000	$57,806
E-Guardian, Inc.	900	35,064
Eiken Chemical Company, Ltd.	2,800	70,711
Eizo Corp.	1,100	50,731
Elecom Company, Ltd.	800	19,181
Elematec Corp.	700	16,924
EM Systems Company, Ltd. (A)	2,000	25,027
Enigmo, Inc. (A)(C)	1,200	17,757
en-japan, Inc.	800	45,492
Enplas Corp.	1,100	36,150
EPS Holdings, Inc.	1,800	36,955
eRex Company, Ltd. (A)	1,900	14,412
ES-Con Japan, Ltd.	3,800	34,581
ESPEC Corp.	1,600	37,512
Excel Company, Ltd.	900	23,239
Exedy Corp.	1,900	60,117
F@N Communications, Inc.	2,000	13,398
FCC Company, Ltd.	2,200	61,888
Feed One Company, Ltd.	15,040	30,626
Ferrotec Holdings Corp.	2,600	65,383
FIDEA Holdings Company, Ltd.	21,400	39,451
Fields Corp. (A)	1,500	16,489
Financial Products Group Company, Ltd.	2,700	35,367
Fixstars Corp. (A)	2,000	32,117
Foster Electric Company, Ltd.	2,100	51,741
FP Corp. (A)	700	45,505
France Bed Holdings Company, Ltd.	2,200	19,733
FreakOut Holdings, Inc. (A)(C)	600	8,495
Fudo Tetra Corp.	10,800	19,290
Fuji Company, Ltd.	1,400	30,223
Fuji Corp., Ltd.	1,300	11,023
Fuji Kyuko Company, Ltd. (A)	500	13,084
Fuji Oil Company, Ltd. (A)	4,400	17,155
Fuji Oil Holdings, Inc.	4,000	121,610
Fuji Pharma Company, Ltd.	700	32,062
Fuji Seal International, Inc.	2,800	111,659
Fuji Soft, Inc.	1,800	71,791
Fujibo Holdings, Inc.	700	25,269
Fujicco Company, Ltd. (A)	1,500	33,926
Fujikura Kasei Company, Ltd.	2,000	12,848
Fujikura, Ltd.	13,400	90,445
Fujimi, Inc. (A)	500	10,811
Fujimori Kogyo Company, Ltd.	1,100	39,082
Fujisash Company, Ltd.	4,900	4,549
Fujita Kanko, Inc.	300	9,057
Fujitec Company, Ltd.	4,000	53,341
Fujitsu Frontech, Ltd.	600	9,777
Fujitsu General, Ltd. (A)	3,000	53,735
Fujiya Company, Ltd.	500	11,989
Fukuda Corp.	200	12,419
Fukui Computer Holdings, Inc. (A)	700	15,329
Fukushima Industries Corp.	500	21,834
Fukuyama Transporting Company, Ltd.	1,400	61,151
FULLCAST Holdings Company, Ltd. (A)	2,000	49,470
Funai Electric Company, Ltd. (A)(C)	700	5,031
Funai Soken Holdings, Inc.	1,800	38,161
Furukawa Company, Ltd.	1,900	35,574
Furuno Electric Company, Ltd.	2,400	16,879
Fuso Chemical Company, Ltd.	1,000	25,749
Fuso Pharmaceutical Industries, Ltd.	500	13,410
Futaba Corp.	3,000	62,053
Futaba Industrial Company, Ltd.	3,400	28,828
Future Corp.	2,400	30,207
Fuyo General Lease Company, Ltd.	1,400	95,521
Gakken Holdings Company, Ltd.	400	17,963
Gecoss Corp.	400	4,116
Genky DrugStores Company, Ltd. (A)(C)	700	24,860
Geo Holdings Corp. (A)	2,700	42,895
Giken, Ltd.	1,200	33,938
GLOBERIDE, Inc. (A)	1,000	24,442
Glory, Ltd.	1,600	57,416
GMO Internet, Inc. (A)	2,600	56,214
Godo Steel, Ltd. (A)	1,000	19,494
Goldcrest Company, Ltd.	990	21,126
Goldwin, Inc.	400	24,121
Gree, Inc.	2,900	16,718
GS Yuasa Corp. (A)	13,000	70,624
G-Tekt Corp.	1,200	23,229
Gun-Ei Chemical Industry
Company, Ltd.	400	13,215
Gunosy, Inc. (C)	900	23,864
Gunze, Ltd.	1,300	74,155
Gurunavi, Inc.	1,400	19,458
H2O Retailing Corp.	3,400	63,091
Hagihara Industries, Inc.	800	13,152
Hagiwara Electric Company, Ltd.	500	15,084
Hakuto Company, Ltd.	1,300	19,215
Hamakyorex Company, Ltd.	1,000	33,691
Hanwa Company, Ltd.	2,400	99,675
Happinet Corp.	1,000	14,463
Harima Chemicals Group, Inc. (A)	2,000	15,567
Hazama Ando Corp. (A)	10,090	76,564
Hearts United Group Company, Ltd. (A)	900	14,736
Heiwa Corp. (A)	3,700	72,953
Heiwa Real Estate Company, Ltd.	2,800	54,180
Heiwado Company, Ltd.	2,000	48,532
Hibiya Engineering, Ltd.	1,500	28,040
Hiday Hidaka Corp.	1,002	25,132
HI-LEX CORP.	600	16,106
Hioki EE Corp.	500	15,695
Hiramatsu, Inc. (A)	300	1,444
Hirano Tecseed Company, Ltd. (A)	1,100	28,052
Hirata Corp. (A)	300	27,354
HIS Company, Ltd.	1,400	51,003
Hisaka Works, Ltd.	2,000	19,628
Hitachi Zosen Corp.	11,700	60,654
Hochiki Corp. (A)	1,500	27,916
Hodogaya Chemical Company, Ltd.	700	31,254
Hogy Medical Company, Ltd.	1,800	72,704
Hokkaido Electric Power
Company, Inc. (A)	11,100	73,603
Hokkaido Gas Company, Ltd.	3,000	8,552
Hokkan Holdings, Ltd. (A)	5,000	17,586
Hokuetsu Industries Company, Ltd.	2,000	21,709
Hokuetsu Kishu Paper Company, Ltd.	7,900	51,063
Hokuhoku Financial Group, Inc.	3,700	50,788
Hokuriku Electric Power
Company (A)(C)	9,000	78,643
Hokuto Corp.	1,600	30,734
H-One Company, Ltd.	1,000	13,087
Honeys Holdings Company, Ltd.	1,350	12,710
Hoosiers Holdings	1,500	10,808
Hosiden Corp.	4,400	55,356
Hosokawa Micron Corp.	600	41,329
Ibiden Company, Ltd.	6,600	97,927
IBJ Leasing Company, Ltd.	1,900	53,706
Ichibanya Company, Ltd.	1,100	45,226
Ichigo, Inc.	12,200	54,063
Ichikoh Industries, Ltd.	4,000	43,246
Ichinen Holdings Company, Ltd.	1,900	26,607

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ichiyoshi Securities Company, Ltd.	2,800	$32,392
Icom, Inc.	500	12,396
Idec Corp. (A)	2,500	60,945
IDOM, Inc.	3,900	27,686
Iino Kaiun Kaisha, Ltd.	7,300	34,682
IJT Technology Holdings Company, Ltd.	1,200	10,028
Ikegami Tsushinki Company, Ltd. (A)	4,000	6,233
Imasen Electric Industrial (A)	1,700	19,634
Imperial Hotel, Ltd.	200	4,015
Imuraya Group Company, Ltd.	300	11,188
Inaba Denki Sangyo Company, Ltd.	1,600	70,730
Inaba Seisakusho Company, Ltd. (A)	200	2,540
Inabata & Company, Ltd.	3,000	45,083
Inageya Company, Ltd.	1,500	25,270
Ines Corp.	1,900	19,977
Infocom Corp.	1,200	24,196
Infomart Corp.	7,400	75,341
Information Services
International-Dentsu, Ltd.	1,100	29,667
Intage Holdings, Inc.	1,800	19,753
Internet Initiative Japan, Inc.	2,400	49,498
Inui Global Logistics Company, Ltd. (A)	875	7,121
Investors Cloud Company, Ltd.	1,500	33,260
Iriso Electronics Company, Ltd.	1,400	85,326
Iseki & Company, Ltd.	1,200	23,984
Ishihara Sangyo Kaisha, Ltd. (C)	2,100	25,530
Istyle, Inc.	2,200	31,102
Itochu Enex Company, Ltd.	3,800	35,954
Itochu-Shokuhin Company, Ltd.	600	32,821
Itoki Corp.	2,100	13,553
Itokuro, Inc. (C)	400	27,028
IwaiCosmo Holdings, Inc.	900	11,905
Iwatani Corp.	2,200	81,247
J Trust Company, Ltd. (A)	4,900	32,084
JAC Recruitment Company, Ltd.	1,200	25,623
Jaccs Company, Ltd.	2,600	57,743
Jafco Company, Ltd.	1,400	65,382
Jalux, Inc. (C)	500	14,913
Jamco Corp. (A)	500	10,431
Janome Sewing Machine Company, Ltd.	1,200	8,004
Japan Asset Marketing
Company, Ltd. (C)	14,200	16,735
Japan Aviation Electronics Industry, Ltd.	3,000	42,651
Japan Display, Inc. (A)(C)	25,200	46,852
Japan Drilling Company, Ltd. (A)(C)	400	7,486
Japan Investment Adviser
Company, Ltd. (A)	900	37,765
Japan Lifeline Company, Ltd.	1,200	34,338
Japan Material Company, Ltd.	2,100	26,407
Japan Petroleum Exploration
Company, Ltd.	2,000	45,514
Japan Pulp & Paper Company, Ltd.	600	24,771
Japan Securities Finance Company, Ltd.	8,000	49,585
Japan Transcity Corp.	5,000	22,163
Jastec Company, Ltd.	400	4,965
JBCC Holdings, Inc.	1,900	19,208
JCU Corp.	800	19,008
Jeol, Ltd.	4,000	36,971
Jimoto Holdings, Inc.	3,800	6,807
JINS, Inc. (A)	800	44,087
JMS Company, Ltd.	500	2,954
J-Oil Mills, Inc.	600	20,470
Joshin Denki Company, Ltd.	1,500	56,456
JSP Corp.	800	24,522
Juki Corp.	1,400	19,726
Justsystems Corp.	1,500	36,477
JVC Kenwood Corp.	9,070	30,049
K&O Energy Group, Inc.	800	12,819
kabu.com Securities Company, Ltd.	11,400	39,782
Kadokawa Dwango Corp.	3,636	37,621
Kaga Electronics Company, Ltd.	1,100	28,435
Kakiyasu Honten Company, Ltd.	900	24,682
Kameda Seika Company, Ltd.	700	33,990
Kamei Corp.	2,000	27,606
Kanaden Corp.	1,100	14,769
Kanagawa Chuo Kotsu Company, Ltd.	700	25,336
Kanamoto Company, Ltd.	1,900	64,203
Kandenko Company, Ltd.	7,000	80,224
Kanematsu Corp.	7,000	94,419
Kanematsu Electronics, Ltd.	700	19,868
Kansai Urban Banking Corp.	1,300	17,699
Kanto Denka Kogyo Company, Ltd.	2,000	20,561
Kappa Create Company, Ltd. (A)(C)	1,000	12,187
Kasai Kogyo Company, Ltd.	1,000	12,917
Katakura Industries Company, Ltd.	1,100	14,500
Kato Sangyo Company, Ltd.	1,800	63,193
Kato Works Company, Ltd. (A)	400	9,110
KAWADA TECHNOLOGIES, Inc. (A)	200	10,837
Kawai Musical Instruments
Manufacturing Company, Ltd.	600	19,665
Kawasaki Kisen Kaisha, Ltd. (C)	3,000	70,060
Keihanshin Building Company, Ltd.	3,200	26,861
Keihin Corp.	3,300	67,893
Keiyo Company, Ltd.	3,400	17,855
Kenko Mayonnaise Company, Ltd.	1,200	40,371
Key Coffee, Inc.	1,600	31,775
KFC Holdings Japan, Ltd. (A)	600	11,287
KH Neochem Company, Ltd.	600	17,397
Kimoto Company, Ltd. (A)	3,000	8,721
Kintetsu World Express, Inc.	2,600	48,422
Kissei Pharmaceutical Company, Ltd.	2,000	54,348
Kitagawa Iron Works Company, Ltd.	900	23,247
Kitanotatsujin Corp. (A)	3,300	24,020
Kito Corp.	900	16,826
Kitz Corp.	5,900	50,938
KLab, Inc.	2,100	34,588
KNT-CT Holdings Company, Ltd. (C)	700	11,493
Koa Corp.	2,300	47,806
Koatsu Gas Kogyo Company, Ltd.	3,000	25,510
Kobe Bussan Company, Ltd.	700	31,800
Kobe Electric Railway
Company, Ltd. (C)	300	10,961
Kohnan Shoji Company, Ltd.	1,800	43,389
Kohsoku Corp.	1,400	16,901
Kojima Company, Ltd. (C)	3,000	9,600
Kokuyo Company, Ltd.	5,600	108,893
Komatsu Seiren Company, Ltd. (A)	2,000	21,220
Komeda Holdings Company, Ltd.	1,100	20,799
Komeri Company, Ltd.	700	18,883
Komori Corp.	3,700	46,988
Kondotec, Inc. (A)	1,300	11,440
Konishi Company, Ltd.	2,200	35,348
Konoike Transport Company, Ltd.	2,600	44,774
Koshidaka Holdings Company, Ltd.	500	34,814
Kotobuki Spirits Company, Ltd. (A)	1,900	100,344
Krosaki Harima Corp.	400	19,228
Kumagai Gumi Company, Ltd. (A)	1,800	56,746
Kumiai Chemical Industry
Company, Ltd. (A)	6,584	39,061
Kura Corp.	800	55,394

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kurabo Industries, Ltd.	16,000	$50,096
Kureha Corp.	1,100	72,384
Kurimoto, Ltd.	1,000	19,066
Kusuri no Aoki Holdings Company, Ltd.	400	28,997
KYB Corp.	1,600	74,939
Kyodo Printing Company, Ltd.	500	15,480
Kyoei Steel, Ltd. (A)	1,800	30,747
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	34,009
Kyokuto Securities Company, Ltd. (A)	2,300	32,670
Kyokuyo Company, Ltd. (A)	700	25,295
KYORIN Holdings, Inc.	3,100	58,570
Kyoritsu Maintenance Company, Ltd.	1,560	74,329
Kyosan Electric Manufacturing
Company, Ltd.	2,000	12,218
Kyowa Exeo Corp.	700	18,737
Kyushu Financial Group, Inc.	3,700	18,479
Lasertec Corp.	1,800	65,613
LEC, Inc. (A)	1,400	51,427
Leopalace21 Corp.	12,500	102,578
Life Corp.	1,200	33,540
LIFULL Company, Ltd.	3,800	33,708
Link And Motivation, Inc. (A)	2,300	27,996
Lintec Corp.	1,600	46,083
M&A Capital Partners
Company, Ltd. (C)	300	25,403
Macnica Fuji Electronics Holdings, Inc.	2,250	40,220
Maeda Corp.	8,000	93,465
Maeda Kosen Company, Ltd.	1,100	17,943
Maeda Road Construction Company, Ltd.	4,000	80,357
Maezawa Kasei Industries
Company, Ltd. (A)	1,100	12,100
Maezawa Kyuso Industries
Company, Ltd.	900	16,734
Makino Milling Machine Company, Ltd.	6,000	56,799
Mamezou Holdings Company, Ltd.	2,000	24,575
Mandom Corp.	1,000	34,985
Mani, Inc.	1,200	47,273
Mars Engineering Corp.	700	16,259
Marubun Corp.	200	1,844
Marudai Food Company, Ltd.	8,000	38,228
Maruha Nichiro Corp.	2,738	86,739
Marusan Securities Company, Ltd. (A)	4,700	45,110
Maruwa Company, Ltd.	600	47,169
Maruwa Unyu Kikan Company, Ltd. (A)	1,200	35,913
Maruzen Showa Unyu Company, Ltd.	4,000	19,608
Marvelous, Inc. (A)	1,400	12,106
Matsuda Sangyo Company, Ltd.	1,400	25,268
Matsui Securities Company, Ltd.	1,900	17,184
Matsuya Foods Company, Ltd. (A)	700	25,109
Max Company, Ltd.	2,000	25,719
Maxell Holdings, Ltd.	1,500	28,678
MCJ Company, Ltd.	1,600	20,798
MEC Company, Ltd.	1,500	25,100
Megachips Corp. (A)	1,700	59,581
Megmilk Snow Brand Company, Ltd.	2,700	73,334
Meidensha Corp.	9,000	34,663
Meiko Electronics Company, Ltd.	2,000	33,585
Meiko Network Japan Company, Ltd.	1,100	13,377
Meisei Industrial Company, Ltd.	3,000	20,501
Meitec Corp.	1,800	98,601
Meito Sangyo Company, Ltd. (A)	900	13,831
Melco Holdings, Inc.	300	9,985
Menicon Company, Ltd.	800	20,332
METAWATER Company, Ltd.	800	25,144
Mie Kotsu Group Holdings, Inc. (A)	3,700	17,686
Milbon Company, Ltd.	1,112	49,395
Mimasu Semiconductor Industry
Company, Ltd.	1,400	25,453
Ministop Company, Ltd.	1,100	22,616
Miraca Holdings, Inc.	400	15,751
Mirait Holdings Corp.	4,240	67,806
Miroku Jyoho Service Company, Ltd.	700	20,425
Misawa Homes Company, Ltd.	2,000	16,706
Mitani Corp. (A)	500	23,044
Mitani Sekisan Company, Ltd.	600	14,199
Mito Securities Company, Ltd.	6,300	25,251
Mitsuba Corp.	2,300	29,547
Mitsubishi Logisnext Company, Ltd.	1,000	8,361
Mitsubishi Logistics Corp. (A)	500	10,525
Mitsubishi Paper Mills, Ltd. (C)	2,600	15,988
Mitsubishi Pencil Company, Ltd.	800	18,173
Mitsubishi Research Institute, Inc.	500	15,964
Mitsubishi Shokuhin Company, Ltd.	200	5,757
Mitsubishi Steel Manufacturing
Company, Ltd.	1,000	22,803
Mitsuboshi Belting, Ltd.	4,000	44,563
Mitsui Engineering & Shipbuilding
Company, Ltd. (A)	4,600	75,692
Mitsui High-Tec, Inc. (A)	2,200	32,434
Mitsui Home Company, Ltd.	3,000	19,358
Mitsui Matsushima Company, Ltd.	1,000	14,227
Mitsui Sugar Company, Ltd.	1,000	38,455
Mitsui-Soko Holdings Company, Ltd. (C)	11,000	35,314
Mitsuuroko Group Holdings
Company, Ltd. (A)	3,200	24,283
Mizuno Corp.	1,400	42,269
Mochida Pharmaceutical Company, Ltd.	600	42,677
Modec, Inc.	1,900	47,018
Monex Group, Inc. (A)	17,200	55,847
Morinaga Milk Industry Company, Ltd.	2,400	97,667
Morita Holdings Corp.	2,200	41,868
Morpho, Inc. (A)(C)	500	17,659
MrMax Holdings, Ltd.	1,700	10,931
Musashi Seimitsu Industry
Company, Ltd.	1,300	44,086
N Field Company, Ltd. (A)	1,300	23,958
Nachi-Fujikoshi Corp.	11,000	66,796
Nagaileben Company, Ltd.	1,200	33,352
Nagase & Company, Ltd.	5,000	85,012
Nagatanien Holdings Company, Ltd.	2,000	27,497
Nagawa Company, Ltd.	600	25,575
Nakamuraya Company, Ltd. (A)	300	13,374
Nakanishi, Inc.	1,200	24,329
Nakayama Steel Works, Ltd. (A)	1,100	7,265
Namura Shipbuilding Company, Ltd.	3,252	18,296
NEC Capital Solutions, Ltd.	800	15,844
NEC Networks & System
Integration Corp.	1,500	39,016
NET One Systems Company, Ltd.	6,400	93,985
Neturen Company, Ltd.	2,300	23,678
Nextage Company, Ltd. (A)	2,300	26,683
NHK Spring Company, Ltd.	1,500	16,065
Nice Holdings, Inc.	600	8,188
Nichias Corp.	7,000	88,890
Nichiban Company, Ltd.	700	22,715
Nichicon Corp.	3,400	38,950
Nichiden Corp.	600	11,795
Nichiha Corp.	1,600	60,601
NichiiGakkan Company, Ltd.	900	10,206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nichi-iko Pharmaceutical
Company, Ltd. (A)	3,100	$48,327
Nichireki Company, Ltd.	2,000	22,781
Nichirin Company, Ltd.	1,040	27,192
Nihon Chouzai Company, Ltd.	400	12,740
Nihon Dempa Kogyo Company, Ltd. (A)	1,800	11,213
Nihon Flush Company, Ltd. (A)	500	11,442
Nihon House Holdings Company, Ltd.	1,000	5,405
Nihon Kagaku Sangyo
Company, Ltd. (A)	1,000	12,016
Nihon Kohden Corp.	2,100	59,849
Nihon Nohyaku Company, Ltd. (A)	4,000	23,654
Nihon Parkerizing Company, Ltd.	6,000	98,664
Nihon Tokushu Toryo Company, Ltd.	1,000	19,334
Nihon Unisys, Ltd.	3,200	69,505
Nikkiso Company, Ltd.	3,900	40,932
Nikkon Holdings Company, Ltd.	3,800	100,291
Nippo Corp.	1,000	22,543
Nippon Air Conditioning Services
Company, Ltd.	1,600	11,345
Nippon Beet Sugar
Manufacturing Company, Ltd.	900	20,140
Nippon Ceramic Company, Ltd.	1,400	38,317
Nippon Chemical Industrial
Company, Ltd.	700	22,516
Nippon Chemi-Con Corp. (A)	1,100	25,966
Nippon Coke & Engineering
Company, Ltd. (A)	18,000	18,320
Nippon Concrete Industries
Company, Ltd. (A)	2,600	10,794
Nippon Denko Company, Ltd. (A)	6,530	20,215
Nippon Densetsu Kogyo Company, Ltd.	2,100	41,339
Nippon Fine Chemical
Company, Ltd. (A)	800	9,285
Nippon Flour Mills Company, Ltd.	4,000	62,512
Nippon Gas Company, Ltd.	2,000	95,580
Nippon Hume Corp. (A)	2,000	14,819
Nippon Kanzai Company, Ltd.	700	13,840
Nippon Kayaku Company, Ltd.	1,000	12,424
Nippon Kodoshi Corp. (A)	800	22,169
Nippon Koei Company, Ltd.	1,000	30,730
Nippon Koshuha Steel
Company, Ltd. (A)	800	6,010
Nippon Light Metal Holdings
Company, Ltd.	38,100	99,613
Nippon Paper Industries
Company, Ltd. (A)	4,100	75,843
Nippon Parking Development
Company, Ltd.	8,400	13,930
Nippon Pillar Packing
Company, Ltd. (A)	1,500	22,495
Nippon Seiki Company, Ltd.	3,000	54,712
Nippon Sharyo, Ltd. (C)	6,000	16,981
Nippon Sheet Glass
Company, Ltd. (A)(C)	5,800	46,522
Nippon Signal Company, Ltd.	5,100	47,918
Nippon Soda Company, Ltd.	8,000	45,370
Nippon Steel & Sumikin Bussan Corp.	972	53,806
Nippon Suisan Kaisha, Ltd.	15,600	81,242
Nippon Thompson Company, Ltd. (A)	4,700	38,208
Nippon Valqua Industries, Ltd.	1,000	27,658
Nippon Yakin Kogyo Company, Ltd.	10,000	27,547
Nipro Corp. (A)	7,000	102,963
Nishikawa Rubber Company, Ltd.	800	18,507
Nishimatsu Construction Company, Ltd.	3,200	79,625
Nishimatsuya Chain Company, Ltd. (A)	3,900	44,143
Nishi-Nippon Financial Holdings, Inc.	7,000	82,759
Nishi-Nippon Railroad
Company, Ltd. (A)	3,200	83,490
Nishio Rent All Company, Ltd.	800	24,903
Nissan Shatai Company, Ltd.	3,400	35,433
Nissei ASB Machine Company, Ltd.	500	34,559
Nissei Build Kogyo Company, Ltd.	2,000	24,180
Nissei Plastic Industrial Company, Ltd.	1,600	21,950
Nisshin Fudosan Company, Ltd.	4,500	32,624
Nisshin Steel Company, Ltd. (A)	3,660	43,125
Nisshinbo Holdings, Inc. (A)	8,368	113,330
Nissin Corp.	1,400	36,899
Nissin Electric Company, Ltd.	3,400	31,925
Nissin Kogyo Company, Ltd.	2,100	36,435
Nissin Sugar Company, Ltd.	1,100	22,055
Nitta Corp.	1,300	48,957
Nittan Valve Company, Ltd.	1,200	3,994
Nittetsu Mining Company, Ltd.	300	16,721
Nitto Boseki Company, Ltd.	2,000	42,920
Nitto Kogyo Corp.	1,600	24,791
Nitto Kohki Company, Ltd.	1,000	27,778
Nittoku Engineering Company, Ltd.	700	26,264
Noevir Holdings Company, Ltd.	200	14,837
NOF Corp.	5,000	151,202
Nohmi Bosai, Ltd.	1,300	28,061
Nojima Corp.	1,600	38,491
Nomura Company, Ltd.	2,400	51,477
Noritake Company, Ltd.	700	29,978
Noritsu Koki Company, Ltd. (A)	1,900	43,595
Noritz Corp.	2,100	38,110
North Pacific Bank, Ltd.	20,300	68,548
NS Solutions Corp.	2,000	57,131
NS Tool Company, Ltd.	400	11,284
NS United Kaiun Kaisha, Ltd.	800	16,101
NSD Company, Ltd.	2,900	58,990
NuFlare Technology, Inc. (A)	400	25,363
Obara Group, Inc.	1,000	58,846
Oenon Holdings, Inc.	6,000	26,818
Ohsho Food Service Corp.	700	34,312
Oiles Corp. (A)	1,380	29,556
Okabe Company, Ltd.	2,600	24,108
Okamoto Industries, Inc.	3,000	30,337
Okamura Corp.	4,500	61,986
Okasan Securities Group, Inc. (A)	7,000	41,883
Oki Electric Industry Company, Ltd. (A)	3,100	40,983
Okinawa Cellular Telephone Company	400	14,635
OKUMA Corp.	1,200	70,555
Okumura Corp.	1,600	62,546
Okura Industrial Company, Ltd.	4,000	21,729
Okuwa Company, Ltd. (A)	3,000	31,317
Onoken Company, Ltd.	1,500	26,451
Onward Holdings Company, Ltd.	10,000	87,127
Open Door, Inc. (A)(C)	600	13,755
Optex Group Company, Ltd.	800	20,399
Organo Corp.	600	18,206
Origin Electric Company, Ltd.	600	9,629
Osaka Organic Chemical Industry, Ltd.	1,400	18,216
Osaka Soda Company, Ltd. (A)	800	21,068
Osaka Steel Company, Ltd.	700	14,348
OSAKA Titanium Technologies
Company, Ltd. (C)	800	15,355
Osaki Electric Company, Ltd.	3,000	21,983
OSG Corp.	2,600	59,390
OSJB Holdings Corp.	7,600	20,789

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Outsourcing, Inc.	5,000	$87,467
Oyo Corp.	1,300	18,274
Pacific Industrial Company, Ltd.	3,000	40,011
Pacific Metals Company, Ltd. (A)(C)	1,700	51,048
PAL GROUP Holdings Company, Ltd.	700	19,155
PALTAC Corp.	500	27,248
Paramount Bed Holdings Company, Ltd.	800	40,662
Parco Company, Ltd.	800	10,732
Paris Miki Holdings, Inc.	1,100	5,393
Pasona Group, Inc.	1,500	32,488
Penta-Ocean Construction Company, Ltd.	14,500	106,979
Pepper Food Service Company, Ltd. (A)	1,000	46,301
PIA Corp. (A)	200	10,212
Pilot Corp.	2,000	111,919
Piolax, Inc.	2,100	55,106
Pioneer Corp. (A)(C)	31,100	51,234
Plenus Company, Ltd. (A)	1,300	25,280
Poletowin Pitcrew Holdings, Inc. (A)	1,000	17,933
Press Kogyo Company, Ltd. (A)	7,000	41,954
Pressance Corp. (A)	1,800	27,082
Prestige International, Inc. (A)	2,500	30,602
Prima Meat Packers, Ltd.	10,000	56,278
Pronexus, Inc.	600	7,363
Prospect Company, Ltd. (A)	33,000	18,591
Proto Corp.	200	3,119
PS Mitsubishi Construction
Company, Ltd.	2,600	17,343
Punch Industry Company, Ltd.	1,300	13,854
Qol Company, Ltd.	1,400	27,740
Raito Kogyo Company, Ltd.	3,100	32,795
Raysum Company, Ltd. (A)	1,600	19,847
Relia, Inc. (A)	1,200	14,674
Rengo Company, Ltd.	11,800	102,001
Resorttrust, Inc.	1,300	27,590
Rheon Automatic Machinery
Company, Ltd.	1,500	30,120
Ricoh Leasing Company, Ltd.	800	26,512
Riken Corp.	600	33,694
Riken Keiki Company, Ltd.	1,300	28,433
Riken Technos Corp.	3,000	14,324
Riken Vitamin Company, Ltd.	700	27,327
Ringer Hut Company, Ltd.	1,700	39,788
Riso Kagaku Corp.	800	14,891
Riso Kyoiku Company, Ltd. (A)	3,100	22,993
Rock Field Company, Ltd.	1,000	20,785
Rokko Butter Company, Ltd. (A)	600	12,888
Roland DG Corp.	900	20,525
Rorze Corp. (A)	900	20,185
Round One Corp.	3,800	60,308
Royal Holdings Company, Ltd.	900	24,346
Ryobi, Ltd. (A)	2,000	53,054
Ryoden Corp.	1,500	24,952
Ryosan Company, Ltd.	2,100	75,868
Ryoyo Electro Corp.	1,600	25,766
S Foods, Inc.	500	20,692
S&B Foods, Inc. (A)	300	32,293
Sac’s Bar Holdings, Inc.	600	6,415
Saibu Gas Company, Ltd.	1,900	49,526
Saizeriya Company, Ltd.	2,100	59,683
Sakai Chemical Industry Company, Ltd.	1,400	36,249
Sakai Moving Service Company, Ltd.	500	26,019
Sakata INX Corp.	3,100	46,220
Sala Corp.	3,000	18,384
SAMTY Company, Ltd. (A)	1,600	27,433
San-A Company, Ltd.	900	51,846
San-Ai Oil Company, Ltd.	3,500	51,763
Sanden Holdings Corp. (C)	1,400	19,653
Sangetsu Corp.	3,900	80,867
Sanken Electric Company, Ltd.	7,000	51,746
Sanki Engineering Company, Ltd.	4,000	44,917
Sankyo Seiko Company, Ltd.	3,200	14,943
Sankyo Tateyama, Inc.	1,500	22,312
Sankyu, Inc.	700	34,831
Sanoh Industrial Company, Ltd.	2,600	18,421
Sanrio Company, Ltd.	600	10,928
Sanshin Electronics Company, Ltd.	2,300	45,221
Sanyo Chemical Industries, Ltd.	900	42,311
Sanyo Denki Company, Ltd.	600	46,527
Sanyo Electric Railway
Company, Ltd. (A)	1,000	24,908
Sanyo Shokai, Ltd.	700	15,194
Sanyo Special Steel Company, Ltd.	1,400	35,396
Sanyo Trading Company, Ltd. (A)	1,000	18,787
Sapporo Holdings, Ltd.	3,600	105,355
Sato Holdings Corp.	1,700	54,718
Sawada Holdings Company, Ltd. (A)	1,000	9,355
Sawai Pharmaceutical Company, Ltd. (A)	2,400	105,540
SBS Holdings, Inc.	2,200	28,718
Seika Corp.	1,000	24,991
Seikagaku Corp.	1,700	31,104
Seikitokyu Kogyo Company, Ltd.	1,600	10,628
Seiko Holdings Corp. (A)	1,400	33,440
Seiren Company, Ltd.	3,700	68,203
Sekisui Jushi Corp.	2,200	47,907
Sekisui Plastics Company, Ltd.	2,500	27,984
Senko Group Holdings Company, Ltd.	7,400	57,905
Senshu Electric Company, Ltd.	500	15,344
Senshu Ikeda Holdings, Inc.	17,200	65,899
Senshukai Company, Ltd. (A)(C)	3,300	17,649
Septeni Holdings Company, Ltd.	6,500	22,532
SFP Holdings Company, Ltd.	1,200	20,744
Shibaura Electronics Company, Ltd.	500	24,277
Shibuya Corp.	800	28,567
SHIFT, Inc. (A)(C)	700	35,171
Shikibo, Ltd. (A)	1,100	13,404
Shikoku Chemicals Corp.	3,000	44,592
Shima Seiki Manufacturing, Ltd.	1,200	84,293
Shimachu Company, Ltd.	3,300	105,086
Shin Nippon Air Technologies
Company, Ltd.	1,200	17,969
Shinagawa Refractories Company, Ltd.	600	15,986
Shindengen Electric Manufacturing
Company, Ltd.	500	32,755
Shin-Etsu Polymer Company, Ltd.	3,000	32,038
Shinkawa, Ltd. (A)(C)	1,500	16,121
Shinko Electric Industries Company, Ltd.	5,100	37,702
Shinko Plantech Company, Ltd.	3,300	30,191
Shinko Shoji Company, Ltd.	1,600	26,438
Shinmaywa Industries, Ltd.	6,000	49,628
Shinnihon Corp.	2,500	26,982
Shinoken Group Company, Ltd.	1,000	31,479
Ship Healthcare Holdings, Inc.	2,600	92,356
Shizuoka Gas Company, Ltd.	4,500	40,711
Shochiku Company, Ltd.	100	14,173
Shoei Company, Ltd. (A)	400	15,399
Shoei Foods Corp. (A)	700	26,745
Showa Corp.	3,500	59,962
Showa Sangyo Company, Ltd.	1,400	36,200
Siix Corp. (A)	1,600	34,256
Sinanen Holdings Company, Ltd.	800	19,795

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sinfonia Technology Company, Ltd. (A)	8,000	$27,638
Sinko Industries, Ltd.	1,500	23,873
Sintokogio, Ltd.	3,400	35,628
SKY Perfect JSAT Holdings, Inc. (A)	10,300	46,335
SMK Corp.	3,000	12,402
SMS Company, Ltd.	1,600	68,285
Sodick Company, Ltd.	2,400	31,494
Sogo Medical Company, Ltd.	1,200	33,793
Soken Chemical & Engineering
Company, Ltd.	800	20,303
Solasto Corp.	500	13,548
Sparx Group Company, Ltd.	7,400	19,924
SRA Holdings	600	17,152
SRS Holdings Company, Ltd. (A)	1,800	16,302
ST Corp.	1,100	23,652
St. Marc Holdings Company, Ltd.	800	23,328
Star Mica Company, Ltd.	1,100	22,594
Star Micronics Company, Ltd.	2,300	42,691
Starts Corp., Inc.	1,900	52,079
Starzen Company, Ltd. (A)	300	14,895
Stella Chemifa Corp. (A)	800	24,064
Studio Alice Company, Ltd.	900	21,902
Sumida Corp.	1,600	20,546
Suminoe Textile Company, Ltd.	500	13,486
Sumitomo Bakelite Company, Ltd.	10,000	88,536
Sumitomo Densetsu Company, Ltd.	1,300	26,071
Sumitomo Mitsui Construction
Company, Ltd.	6,000	35,937
Sumitomo Osaka Cement
Company, Ltd. (A)	16,000	70,628
Sumitomo Riko Company, Ltd.	2,400	24,191
Sumitomo Seika Chemicals
Company, Ltd.	500	23,982
Sun Frontier Fudousan Company, Ltd.	2,200	24,287
SWCC Showa Holdings Company, Ltd.	2,400	21,338
Systena Corp.	1,200	48,728
Syuppin Company, Ltd.	1,200	14,260
T Hasegawa Company, Ltd. (A)	1,600	30,524
T RAD Company, Ltd.	500	18,522
T&K Toka Company, Ltd. (A)	1,600	19,765
Tachibana Eletech Company, Ltd.	1,360	27,223
Tachi-S Company, Ltd.	3,200	57,295
Tadano, Ltd. (A)	4,300	64,780
Taihei Dengyo Kaisha, Ltd.	1,500	38,248
Taiho Kogyo Company, Ltd.	1,200	17,382
Taikisha, Ltd.	1,600	52,476
Taisei Lamick Company, Ltd.	500	14,932
Taiyo Holdings Company, Ltd.	1,000	43,040
Taiyo Yuden Company, Ltd. (A)	7,400	124,515
Takamatsu Construction Group
Company, Ltd.	1,000	28,627
Takaoka Toko Company, Ltd. (A)	700	11,209
Takara Holdings, Inc.	6,500	72,268
Takara Leben Company, Ltd. (A)	6,300	27,250
Takara Standard Company, Ltd.	2,800	47,488
Takasago International Corp.	1,200	35,318
Takasago Thermal Engineering
Company, Ltd.	3,100	57,514
Take And Give Needs Company, Ltd. (A)	200	2,235
Takeei Corp.	700	8,510
Takeuchi Manufacturing Company, Ltd.	2,200	48,849
Takihyo Company, Ltd. (A)	600	13,236
Takuma Company, Ltd.	4,800	52,817
Tamron Company, Ltd.	1,500	31,220
Tamura Corp.	7,000	53,043
Tanseisha Company, Ltd.	1,700	20,706
Tatsuta Electric Wire & Cable
Company, Ltd.	4,200	25,559
Tayca Corp.	1,500	39,135
TechMatrix Corp. (A)	1,400	23,075
TechnoPro Holdings, Inc.	900	54,321
Teikoku Electric Manufacturing
Company, Ltd.	1,700	25,807
Teikoku Sen-I Company, Ltd.	1,200	23,146
Tekken Corp. (A)	800	23,136
Tenma Corp.	1,000	19,209
T-Gaia Corp.	300	8,424
The 77 Bank, Ltd.	4,400	105,085
The Aichi Bank, Ltd.	600	30,694
The Akita Bank, Ltd.	1,100	29,719
The Aomori Bank, Ltd. (A)	1,700	52,248
The Awa Bank, Ltd.	11,000	71,984
The Bank of Iwate, Ltd.	1,100	44,470
The Bank of Nagoya, Ltd. (A)	1,100	41,643
The Bank of Okinawa, Ltd.	1,640	70,201
The Bank of Saga, Ltd.	1,000	22,096
The Chiba Kogyo Bank, Ltd.	3,200	13,961
The Chukyo Bank, Ltd.	900	19,879
The Daisan Bank, Ltd.	1,000	16,560
The Daishi Bank, Ltd.	1,700	76,155
The Ehime Bank, Ltd. (A)	2,100	25,154
The Eighteenth Bank, Ltd.	10,000	25,968
The First Bank of Toyama, Ltd.	2,800	13,304
The Fukui Bank, Ltd.	1,800	39,895
The Fukushima Bank, Ltd.	2,100	15,283
The Hokkoku Bank, Ltd.	1,500	59,528
The Hokuetsu Bank, Ltd.	2,000	44,484
The Hyakugo Bank, Ltd.	16,000	76,948
The Hyakujushi Bank, Ltd.	17,000	57,851
The Japan Steel Works, Ltd.	2,300	75,598
The Japan Wool Textile Company, Ltd.	4,000	39,154
The Juroku Bank, Ltd.	2,400	64,773
The Keiyo Bank, Ltd.	16,000	72,232
The Kinki Sharyo Company, Ltd. (A)(C)	300	6,918
The Kita-Nippon Bank, Ltd.	700	19,763
The Kiyo Bank, Ltd.	3,800	61,292
The Michinoku Bank, Ltd. (A)	1,400	23,099
The Mie Bank, Ltd.	1,000	22,389
The Minato Bank, Ltd. (A)	1,200	24,302
The Miyazaki Bank, Ltd.	1,000	31,520
The Monogatari Corp.	400	40,458
The Musashino Bank, Ltd.	1,700	54,587
The Nagano Bank, Ltd.	800	13,950
The Nanto Bank, Ltd.	2,000	54,613
The Nippon Road Company, Ltd.	500	24,689
The Nisshin Oillio Group, Ltd.	2,000	55,794
The Ogaki Kyoritsu Bank, Ltd.	2,600	66,315
The Oita Bank, Ltd.	900	33,625
The Okinawa Electric Power
Company, Inc. (A)	2,557	72,191
The Pack Corp.	800	29,885
The San-In Godo Bank, Ltd.	8,000	71,562
The Shibusawa Warehouse
Company, Ltd.	1,000	16,840
The Shiga Bank, Ltd. (A)	16,000	81,783
The Shikoku Bank, Ltd.	2,800	39,872
The Shimizu Bank, Ltd.	500	14,084
The Sumitomo Warehouse
Company, Ltd.	10,048	66,869
The Tochigi Bank, Ltd.	8,000	30,959

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Toho Bank, Ltd.	12,000	$46,438
The Tohoku Bank, Ltd.	400	5,466
The Tottori Bank, Ltd.	400	6,482
The Towa Bank, Ltd.	2,100	28,254
The Yamagata Bank, Ltd. (A)	2,000	45,279
The Yamanashi Chuo Bank, Ltd.	10,000	41,483
Tigers Polymer Corp.	1,000	8,149
TKC Corp.	1,100	44,860
Toa Corp. (Hyogo)	1,400	17,377
Toa Corp. (Tokyo)	1,200	25,264
Toagosei Company, Ltd.	6,900	81,635
Tobishima Corp.	7,200	11,968
TOC Company, Ltd.	3,400	28,206
Tocalo Company, Ltd.	3,200	38,897
Toda Corp. (A)	13,000	94,489
Toda Kogyo Corp. (A)	300	10,881
Toei Animation Company, Ltd. (A)	1,200	39,517
Toei Company, Ltd.	500	53,466
Toenec Corp.	600	17,831
Toho Company, Ltd.	600	13,270
Toho Holdings Company, Ltd. (A)	3,200	76,019
Toho Titanium Company, Ltd.	3,000	33,737
Toho Zinc Company, Ltd.	800	37,706
Tokai Carbon Company, Ltd.	1,200	17,865
Tokai Corp.	1,200	24,851
TOKAI Holdings Corp.	4,000	40,123
Tokai Rika Company, Ltd.	2,600	53,038
Tokai Tokyo Financial Holdings, Inc.	11,500	79,761
Token Corp.	610	61,068
Tokushu Tokai Paper Company, Ltd.	600	23,106
Tokuyama Corp.	4,000	126,780
Tokyo Base Company, Ltd. (A)(C)	900	12,484
Tokyo Dome Corp.	5,500	52,166
Tokyo Energy & Systems, Inc.	2,000	22,494
Tokyo Individualized Educational
Institute, Inc.	1,200	12,761
Tokyo Keiki, Inc. (A)	1,000	10,567
Tokyo Ohka Kogyo Company, Ltd.	2,600	94,578
Tokyo Rakutenchi Company, Ltd.	200	9,564
Tokyo Rope Manufacturing
Company, Ltd. (A)	700	13,907
Tokyo Seimitsu Company, Ltd.	2,600	105,497
Tokyo Steel Manufacturing
Company, Ltd. (A)	2,600	20,971
Tokyo Tekko Company, Ltd.	800	11,654
Tokyo Theatres Company, Inc. (A)	900	12,181
Tokyo TY Financial Group, Inc. (A)	1,936	46,681
Tokyotokeiba Company, Ltd. (A)	1,700	64,176
Tokyu Construction Company, Ltd.	1,500	16,324
Tomato Bank, Ltd.	1,100	15,962
Tomen Devices Corp.	200	5,345
Tomoe Corp. (A)	2,200	11,233
Tomoe Engineering Company, Ltd.	800	16,061
Tomoku Company, Ltd.	1,200	24,355
TOMONY Holdings, Inc.	10,600	48,109
Tomy Company, Ltd.	4,500	45,707
Tonami Holdings Company, Ltd.	500	30,562
Topcon Corp.	3,100	60,792
Toppan Forms Company, Ltd.	3,400	37,655
Topre Corp.	2,300	67,454
Topy Industries, Ltd.	1,300	37,551
Toridoll Holdings Corp.	1,400	51,743
Torii Pharmaceutical Company, Ltd.	1,100	29,266
Torikizoku Company, Ltd. (A)	500	14,346
Torishima Pump Manufacturing
Company, Ltd.	900	8,501
Tosei Corp.	1,300	15,683
Toshiba Machine Company, Ltd.	8,000	55,619
Toshiba Plant Systems & Services Corp.	2,000	43,734
Toshiba TEC Corp.	3,000	17,742
Tosho Company, Ltd. (A)	800	30,867
Tosho Printing Company, Ltd.	1,500	14,068
Totetsu Kogyo Company, Ltd.	1,800	56,220
Towa Corp. (A)	1,300	17,687
Towa Pharmaceutical Company, Ltd.	700	44,595
Toyo Construction Company, Ltd.	3,100	14,168
Toyo Corp.	2,400	21,644
Toyo Denki Seizo KK (A)	600	10,053
Toyo Engineering Corp. (A)(C)	2,200	20,992
Toyo Ink SC Holdings Company, Ltd.	11,000	68,866
Toyo Kanetsu KK	400	11,525
Toyo Kohan Company, Ltd.	4,000	26,969
Toyo Securities Company, Ltd.	6,000	16,684
Toyo Tanso Company, Ltd.	1,000	31,402
Toyo Tire & Rubber Company, Ltd.	700	12,001
Toyo Wharf & Warehouse
Company, Ltd. (A)	600	9,747
Toyobo Company, Ltd.	3,893	76,731
TPR Company, Ltd.	1,400	39,895
Trancom Company, Ltd.	300	20,762
Transcosmos, Inc.	1,400	36,385
Tri Chemical Laboratories, Inc.	600	27,462
Trusco Nakayama Corp.	3,000	74,152
Trust Tech, Inc.	400	13,031
TS Tech Company, Ltd.	2,300	91,690
TSI Holdings Company, Ltd.	5,270	38,552
Tsubaki Nakashima Company, Ltd.	700	18,076
Tsubakimoto Chain Company	8,000	65,398
Tsugami Corp. (A)	3,000	38,620
Tsukishima Kikai Company, Ltd.	2,000	28,310
Tsukuba Bank, Ltd.	5,700	19,066
Tsukui Corp.	4,800	37,208
Tsurumi Manufacturing Company, Ltd.	1,000	18,277
Tsutsumi Jewelry Company, Ltd. (A)	700	13,741
TV Asahi Holdings Corp.	700	15,474
Tv Tokyo Holdings Corp.	1,100	29,569
UACJ Corp. (A)	1,903	48,883
Uchida Yoko Company, Ltd.	800	21,601
UKC Holdings Corp.	700	14,453
Uniden Holdings Corp.	9,000	22,885
Union Tool Company	700	24,974
Unipres Corp.	2,600	59,049
United Arrows, Ltd.	1,200	45,500
United Super Markets Holdings, Inc.	4,200	45,063
UNITED, Inc. (A)	400	16,102
Unitika, Ltd. (C)	5,900	36,750
Unizo Holdings Company, Ltd. (A)	1,900	46,756
U-Shin, Ltd. (A)(C)	2,300	16,537
Ushio, Inc.	3,600	48,336
UT Group Company, Ltd. (C)	1,500	48,950
V Technology Company, Ltd.	300	87,063
Valor Holdings Company, Ltd.	2,600	71,002
ValueCommerce Company, Ltd.	1,600	21,212
Vector, Inc.	1,100	25,496
Vital KSK Holdings, Inc.	2,400	23,787
VT Holdings Company, Ltd. (A)	3,300	17,112
Wacoal Holdings Corp.	4,000	116,083
Wakachiku Construction Company, Ltd.	900	14,037
Wakita & Company, Ltd. (A)	4,000	44,324

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Warabeya Nichiyo Holdings
Company, Ltd.	900	$22,412
Watahan & Company, Ltd. (A)	300	11,477
WATAMI Company, Ltd. (A)	1,200	15,714
Weathernews, Inc.	500	16,019
West Holdings Corp.	1,300	7,962
WIN-Partners Company, Ltd.	1,000	14,206
World Holdings Company, Ltd.	600	26,165
Wowow, Inc.	700	22,371
Xebio Holdings Company, Ltd.	2,800	55,497
Yahagi Construction Company, Ltd.	2,000	15,006
Yaizu Suisankagaku Industry
Company, Ltd. (A)	1,100	13,131
Yakuodo Company, Ltd.	700	26,488
YAMABIKO Corp.	2,400	31,561
YAMADA Consulting Group
Company, Ltd.	300	9,477
Yamaichi Electronics Company, Ltd. (A)	1,700	29,393
YA-MAN, Ltd.	1,700	40,233
Yamashin-Filter Corp. (A)	3,000	38,697
Yamato Kogyo Company, Ltd.	3,000	82,783
Yamazen Corp.	3,900	40,493
Yaoko Company, Ltd.	600	32,264
Yasuda Logistics Corp.	1,400	13,471
Yellow Hat, Ltd.	1,000	29,779
Yodogawa Steel Works, Ltd.	1,200	32,059
Yokogawa Bridge Holdings Corp.	2,100	45,168
Yokohama Reito Company, Ltd. (A)	2,900	28,529
Yokowo Company, Ltd. (A)	1,200	22,316
Yomeishu Seizo Company, Ltd.	500	11,422
Yomiuri Land Company, Ltd.	200	8,603
Yondenko Corp.	600	15,075
Yondoshi Holdings, Inc.	1,300	33,624
Yorozu Corp. (A)	1,800	29,878
Yuasa Trading Company, Ltd.	1,100	36,163
Yume No Machi Souzou Iinkai
Company, Ltd. (A)	1,700	35,877
Yumeshin Holdings Company, Ltd.	2,200	24,562
Yurtec Corp.	2,000	15,974
Yushiro Chemical Industry
Company, Ltd.	1,100	18,075
Zenrin Company, Ltd.	1,950	41,061
ZERIA Pharmaceutical Company, Ltd.	900	18,180
ZIGExN Company, Ltd. (C)	3,400	31,280
Zojirushi Corp.	2,000	29,476
Zuken, Inc.	800	11,099
		36,543,704
Jersey, Channel Islands – 0.2%
Centamin PLC	71,818	155,714
Phoenix Group Holdings	17,598	188,316
		344,030
Liechtenstein – 0.0%
Liechtensteinische Landesbank AG	850	48,199
VP Bank AG	149	23,139
		71,338
Luxembourg – 0.3%
APERAM SA	3,400	162,811
B&M European Value Retail SA	24,612	135,102
IVS Group SA	880	12,370
L’Occitane International SA	22,250	41,280
Stabilus SA	689	65,772
Sword Group	496	21,392
		438,727
Macau – 0.0%
Macau Legend Development, Ltd. (A)(C)	129,000	19,000
Malta – 0.1%
Kindred Group PLC	10,896	149,489
Monaco – 0.1%
Endeavour Mining Corp. (C)	3,183	58,726
Societe des Bains de Mer & du Cercle
des Etrangers a Monaco (C)	273	18,411
		77,137
Mongolia – 0.0%
Mongolian Mining Corp. (A)(C)	346,000	7,499
Netherlands – 2.6%
Aalberts Industries NV	6,065	309,075
Accell Group	1,798	39,171
AMG Advanced Metallurgical Group NV	2,022	90,429
Amsterdam Commodities NV	1,174	30,774
Arcadis NV	6,680	131,484
Argenx SE (C)	826	66,225
ASM International NV	3,323	242,990
ASR Nederland NV	539	23,047
Atrium European Real Estate, Ltd. (C)	9,345	46,010
Basic-Fit NV (C)(D)	814	23,573
BE Semiconductor Industries NV	2,553	261,888
Beter Bed Holding NV (A)	1,056	12,114
BinckBank NV (A)	4,478	25,601
Boskalis Westminster	6,072	177,972
Brack Capital Properties NV (C)	434	52,072
Brunel International NV	1,126	20,659
Corbion NV	3,428	103,996
Euronext NV (D)	2,460	180,316
Flow Traders (D)	1,771	75,450
ForFarmers NV	1,296	18,089
Fugro NV (C)	6,541	86,499
Gemalto NV	3,520	215,091
Heijmans NV (A)(C)	2,023	23,388
Hunter Douglas NV	312	24,862
IMCD Group NV	1,163	71,533
Innoconcepts NV (B)(C)	10,527	0
Intertrust NV (D)	518	10,737
KAS Bank NV	330	4,240
Kendrion NV	1,026	41,973
Koninklijke BAM Groep NV (A)	21,076	98,370
Koninklijke Vopak NV (A)	3,641	178,773
Nederland Apparatenfabriek (A)	225	14,197
Nostrum Oil & Gas PLC (C)	1,610	6,592
OCI NV (C)	3,590	83,068
Ordina NV	5,537	12,168
Philips Lighting NV (D)	2,131	80,119
PostNL NV	28,913	108,344
QIAGEN NV (C)	5,140	166,168
Refresco Group NV (D)	2,299	56,460
SBM Offshore NV	12,039	193,047
Sligro Food Group NV	1,765	96,795
TKH Group NV	2,191	140,431
TomTom NV (C)	9,381	86,558
Van Lanschot Kempen NV	1,125	35,741
Wessanen	5,830	116,836
		3,882,925
New Zealand – 0.7%
Air New Zealand, Ltd.	29,312	68,684
Chorus, Ltd.	17,681	51,245
EBOS Group, Ltd.	3,359	43,668
Freightways, Ltd.	9,567	52,519
Genesis Energy, Ltd.	22,721	39,101
Heartland Bank, Ltd.	15,680	19,972

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Infratil, Ltd.	36,776	$82,687
Kathmandu Holdings, Ltd.	4,554	7,987
Mainfreight, Ltd.	5,720	101,956
Metlifecare, Ltd.	10,897	46,144
New Zealand Oil & Gas, Ltd.	1,419	632
NZME, Ltd. (A)	13,259	8,310
PGG Wrightson, Ltd.	8,197	3,567
Pike River Coal, Ltd. (B)(C)	21,968	0
Port of Tauranga, Ltd.	19,491	67,594
Restaurant Brands New Zealand, Ltd.	2,811	14,589
Scales Corp., Ltd.	5,176	16,934
SKY Network Television, Ltd.	18,776	31,266
SKYCITY Entertainment Group, Ltd.	49,833	140,900
Summerset Group Holdings, Ltd.	13,043	65,595
Synlait Milk, Ltd. (A)(C)	4,590	27,910
The New Zealand Refining
Company, Ltd.	11,354	18,802
The Warehouse Group, Ltd.	9,894	14,412
Tourism Holdings, Ltd. (A)	6,274	27,718
TOWER, Ltd. (C)	12,717	7,459
Trade Me Group, Ltd.	14,357	46,089
Z Energy, Ltd.	5,674	28,793
		1,034,533
Norway – 0.7%
ABG Sundal Collier Holding ASA	13,972	11,382
Akastor ASA (C)	6,104	11,952
Aker Solutions ASA (C)	6,300	33,631
American Shipping Company ASA (C)	1,661	4,986
Atea ASA	5,640	91,555
Austevoll Seafood ASA	7,284	73,302
Axactor AB (C)	45,702	15,245
B2Holding ASA	4,699	11,757
Bonheur ASA	1,672	19,690
Borregaard ASA	4,320	40,951
BW Offshore, Ltd. (C)	8,308	45,593
DNO ASA (C)	54,092	85,815
Ekornes ASA	1,675	23,558
Europris ASA (D)	1,916	6,179
Frontline, Ltd.	3,094	14,307
Grieg Seafood ASA	2,264	20,984
Hexagon Composites ASA (C)	3,589	10,320
Hoegh LNG Holdings, Ltd.	2,568	13,747
Kongsberg Automotive ASA (C)	29,400	33,339
Kvaerner ASA (C)	11,623	19,287
NEL ASA (A)(C)	30,841	11,815
Nordic Nanovector ASA (A)(C)	2,098	13,345
Nordic Semiconductor ASA (C)	7,334	44,159
Norwegian Air Shuttle ASA (A)(C)	1,910	41,275
Norwegian Property ASA	7,609	9,816
Ocean Yield ASA (A)	4,830	40,761
Odfjell Drilling, Ltd. (C)	2,195	8,978
Otello Corp ASA (A)(C)	6,623	15,670
Petroleum Geo-Services ASA (C)	19,660	61,190
Prosafe SE (A)(C)	336	506
Protector Forsikring ASA (A)	4,177	45,479
Sbanken ASA (D)	3,381	31,746
Scatec Solar ASA (D)	4,197	24,651
Sevan Marine ASA (A)(C)	2,068	3,570
Solstad Farstad ASA (C)	2,340	1,621
Treasure ASA	3,110	6,408
Veidekke ASA (A)	6,400	71,892
Wilh Wilhelmsen Holding ASA, Class A	862	25,433
XXL ASA (A)(D)	3,048	31,432
		1,077,327
Peru – 0.0%
Hochschild Mining PLC	16,530	46,277
Portugal – 0.5%
Altri SGPS SA	6,126	40,837
Banco Comercial Portugues SA (C)	763,825	256,126
CTT-Correios de Portugal SA (A)	2,634	10,136
Mota-Engil SGPS SA	10,759	43,259
NOS SGPS SA	17,437	102,772
REN - Redes Energeticas Nacionais
SGPS SA	21,378	65,788
Semapa-Sociedade de Investimento &
Gestao	1,885	42,992
Sonae SGPS SA	82,367	111,165
Teixeira Duarte SA	21,736	6,797
The Navigator Company SA	16,480	97,093
		776,965
Russia – 0.0%
Petropavlovsk PLC (C)	214,252	21,483
Singapore – 1.1%
Accordia Golf Trust	40,300	19,837
Ascendas India Trust	29,700	22,875
Banyan Tree Holdings, Ltd. (C)	54,000	23,769
Best World International, Ltd.	16,300	23,049
BOC Aviation, Ltd. (D)	3,800	22,664
Boustead Projects, Ltd.	3,000	1,846
Boustead Singapore, Ltd.	10,000	6,228
Bukit Sembawang Estates, Ltd.	11,000	51,437
BW LPG, Ltd. (C)(D)	4,059	18,899
China Aviation Oil Singapore Corp., Ltd.	14,400	17,335
Chip Eng Seng Corp., Ltd.	33,000	24,914
CITIC Envirotech, Ltd.	26,900	14,603
ComfortDelGro Corp., Ltd.	57,500	90,264
COSCO Shipping International
Singapore Company, Ltd. (C)	58,900	21,547
CSE Global, Ltd.	34,000	10,426
Delfi, Ltd.	21,900	24,554
Ezion Holdings, Ltd. (B)(C)	131,300	19,728
Far East Orchard, Ltd.	5,000	5,657
First Resources, Ltd.	19,300	24,803
Gallant Venture, Ltd. (C)	71,000	6,366
GL, Ltd.	51,700	30,816
Golden Agri-Resources, Ltd.	170,900	45,815
GuocoLand, Ltd.	10,400	16,548
Halcyon Agri Corp., Ltd. (C)	4,293	1,939
Haw Par Corp., Ltd.	3,600	34,356
Ho Bee Land, Ltd.	11,400	21,981
Hong Fok Corp., Ltd.	52,800	31,903
Hong Leong Asia, Ltd.	13,000	9,603
Hong Leong Finance, Ltd.	6,400	13,160
Hutchison Port Holdings Trust	161,400	47,815
Hyflux, Ltd.	24,000	5,142
Hyflux, Ltd. (B)	2,400	549
IGG, Inc.	64,000	88,923
Indofood Agri Resources, Ltd.	25,000	6,230
Kenon Holdings, Ltd.	787	12,753
Keppel Infrastructure Trust	140,600	57,510
M1, Ltd.	16,900	22,449
Metro Holdings, Ltd.	31,600	27,578
Midas Holdings, Ltd. (B)(C)	86,000	10,705
OUE, Ltd.	11,100	15,455
Raffles Medical Group, Ltd.	34,100	30,016
RHT Health Trust	26,900	16,622
SBS Transit, Ltd.	5,000	9,736
Sembcorp Marine, Ltd.	47,000	81,601
Sheng Siong Group, Ltd.	29,900	21,245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
SIA Engineering Company, Ltd.	12,800	$31,096
SIIC Environment Holdings, Ltd.	35,800	12,731
Sinarmas Land, Ltd.	94,200	26,739
Singapore Post, Ltd.	66,100	69,290
Singapore Press Holdings, Ltd.	49,100	94,735
Stamford Land Corp., Ltd.	59,000	21,802
StarHub, Ltd.	18,000	31,685
Swiber Holdings, Ltd. (B)(C)	15,000	1,247
Tat Hong Holdings, Ltd. (C)	31,000	11,735
UMS Holdings, Ltd.	14,000	12,660
United Engineers, Ltd.	32,100	63,985
United Industrial Corp., Ltd.	7,100	17,600
UOB-Kay Hian Holdings, Ltd.	20,703	21,959
Wheelock Properties Singapore, Ltd.	8,300	11,367
Wing Tai Holdings, Ltd.	21,205	33,620
XP Power, Ltd.	482	21,605
Yeo Hiap Seng, Ltd.	1,104	962
Yongnam Holdings, Ltd. (C)	32,625	7,397
		1,603,466
South Africa – 0.0%
Lonmin PLC (C)	4,766	3,908
Petra Diamonds, Ltd. (C)	53,738	49,615
		53,523
Spain – 2.6%
Acciona SA	1,823	138,599
Acerinox SA	10,424	145,805
Adveo Group International SA (C)	702	2,078
Alantra Partners SA	1,181	22,627
Almirall SA	4,393	51,937
Amper SA (A)(C)	82,546	19,193
Applus Services SA	6,546	85,345
Atresmedia Corp. de Medios de
Comunicacion SA	4,901	46,756
Baron de Ley (C)	172	22,527
Bolsas y Mercados Espanoles
SHMSF SA	5,350	181,113
Caja de Ahorros del Mediterraneo (B)(C)	5,428	0
Cellnex Telecom SA (D)	7,524	201,146
Cia de Distribucion Integral Logista
Holdings SA	1,883	39,918
CIE Automotive SA	3,433	122,660
Construcciones y Auxiliar de
Ferrocarriles SA	1,425	73,758
Distribuidora Internacional de
Alimentacion SA	26,359	112,038
Duro Felguera SA (A)(C)	5,568	1,717
Ebro Foods SA	5,367	136,543
eDreams ODIGEO SA (C)	6,457	30,777
Elecnor SA	2,026	33,890
Enagas SA	11,425	312,871
Ence Energia y Celulosa SA	12,997	98,104
Ercros SA	12,631	66,283
Euskaltel SA (D)	6,084	50,809
Faes Farma SA	20,978	76,768
Fluidra SA	3,227	54,892
Fomento de Construcciones y Contratas
SA (C)	995	12,179
Global Dominion Access SA (C)(D)	965	5,270
Grupo Catalana Occidente SA	3,214	140,053
Indra Sistemas SA (C)	8,984	124,387
Laboratorios Farmaceuticos Rovi SA	987	21,085
Liberbank SA (C)	130,927	71,704
Mediaset Espana Comunicacion SA	7,779	79,242
Melia Hotels International SA	6,008	85,048
Miquel y Costas & Miquel SA	922	40,100
NH Hotel Group SA	16,992	133,695
Obrascon Huarte Lain SA (C)	14,644	62,662
Papeles y Cartones de Europa SA	5,059	88,352
Parques Reunidos Servicios Centrales
SAU (D)	711	11,196
Pharma Mar SA (C)	13,550	27,467
Promotora de Informaciones SA,
Class A (C)	16,196	33,932
Prosegur Cia de Seguridad SA	14,186	109,108
Quabit Inmobiliaria SA (C)	8,429	21,172
Realia Business SA (C)	13,915	18,685
Sacyr SA	35,417	94,759
Saeta Yield SA	3,017	45,258
Solaria Energia y Medio Ambiente
SA (A)(C)	5,568	29,461
Talgo SA (D)	4,711	30,495
Tecnicas Reunidas SA	2,298	67,942
Tubacex SA (C)	6,252	25,902
Tubos Reunidos SA (A)(C)	9,106	4,463
Vidrala SA	1,377	155,109
Viscofan SA	2,898	200,124
Zardoya Otis SA	6,140	61,867
		3,928,871
Sweden – 2.8%
AAK AB	1,643	145,472
AcadeMedia AB (C)(D)	1,818	11,880
Acando AB	6,279	22,349
AddLife AB	856	16,340
AddNode Group AB	908	8,469
AddTech AB, B Shares	5,019	101,287
AF AB, B Shares	4,252	93,052
Ahlstrom-Munksjo OYJ	4,382	91,444
Alimak Group AB (A)(D)	525	7,999
Atrium Ljungberg AB, B Shares	2,105	31,055
Attendo AB (D)	2,185	20,629
Avanza Bank Holding AB (A)	1,653	87,414
Beijer Alma AB	1,025	29,280
Beijer Ref AB	2,250	93,544
Bergman & Beving AB	2,270	23,056
Betsson AB (C)	7,923	60,006
Bilia AB, A Shares	6,880	61,167
BillerudKorsnas AB	1,434	22,237
BioGaia AB, B Shares	839	42,368
Bonava AB, B Shares	3,323	45,645
Bravida Holding AB (D)	3,544	25,377
Bufab AB	1,068	13,837
Bulten AB	717	9,657
Bure Equity AB	3,775	41,696
Byggmax Group AB	5,363	26,671
Capio AB (D)	2,461	12,485
Catena AB	1,035	20,489
Clas Ohlson AB, B Shares	3,185	34,542
Cloetta AB, B Shares	18,972	72,531
Collector AB (C)	1,870	14,663
Com Hem Holding AB	4,044	65,671
Concordia Maritime AB, B Shares	2,200	2,831
D Carnegie & Company AB (C)	787	11,632
Dios Fastigheter AB	6,611	44,723
Dometic Group AB (D)	9,497	87,002
Duni AB	2,559	35,435
Dustin Group AB (D)	798	7,096
Eastnine AB	1,669	17,522
Enea AB (C)	1,999	18,398
Fabege AB	6,102	132,475

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Fagerhult AB (A)	4,095	$50,104
Granges AB	4,391	51,659
Haldex AB	3,364	34,424
Hemfosa Fastigheter AB	7,325	88,983
HIQ International AB (C)	3,756	32,247
Hoist Finance AB (A)(D)	2,083	19,183
Holmen AB, B Shares	3,220	175,146
Indutrade AB	4,203	108,746
Inwido AB	3,126	27,983
JM AB	5,515	125,522
KappAhl AB	2,691	8,277
Klovern AB, B Shares	23,978	29,796
KNOW IT AB	1,068	21,574
Kungsleden AB	12,751	85,354
Lagercrantz Group AB, B Shares	1,564	15,667
Lifco AB, B Shares	630	24,286
Lindab International AB	6,008	45,484
Loomis AB, B Shares	3,558	128,447
Mekonomen AB	2,150	36,781
Modern Times Group MTG AB,
B Shares	2,175	88,442
Momentum Group AB, Class B (C)	2,270	27,213
Mycronic AB (A)	3,734	47,937
NCC AB, B Shares	2,552	48,654
NetEnt AB (C)	8,580	43,312
New Wave Group AB, B Shares	4,353	28,331
Nobia AB	8,526	76,960
Nobina AB (D)	3,226	20,863
Nolato AB, B Shares	1,128	82,605
Nordax Group AB (D)	3,088	22,217
NP3 Fastigheter AB	1,683	11,920
OEM International AB, B Shares	1,656	33,449
Pandox AB (A)	2,052	36,924
Peab AB	14,016	126,541
Platzer Fastigheter Holding AB, Series B	1,885	11,826
Qliro Group AB (A)(C)	6,110	8,962
Ratos AB, B Shares (A)	14,845	58,180
RaySearch Laboratories AB (C)	1,111	16,404
Recipharm AB, B Shares (A)	1,946	22,311
Resurs Holding AB (D)	1,621	11,483
Sagax AB, B Shares	1,104	13,183
SAS AB (A)(C)	6,411	15,232
Scandi Standard AB	2,986	20,568
Scandic Hotels Group AB (D)	4,043	38,781
Sensys Gatso Group AB (C)	23,414	3,548
SkiStar AB	803	16,136
Sweco AB, B Shares	4,462	92,441
Thule Group AB (D)	3,182	69,077
Tobii AB (C)	2,460	9,515
Troax Group AB	436	12,324
VBG Group AB, B Shares	630	10,149
Victoria Park AB, B Shares	7,077	26,951
Wallenstam AB, B Shares	9,275	84,435
Wihlborgs Fastigheter AB	4,166	96,681
		4,152,644
Switzerland – 4.6%
Allreal Holding AG	841	138,409
Alpiq Holding AG (C)	155	12,146
ALSO Holding AG (C)	269	35,492
APG SGA SA	88	37,143
Arbonia AG (A)(C)	2,390	43,816
Aryzta AG (A)(C)	3,629	80,827
Ascom Holding AG	2,404	51,175
Autoneum Holding AG (A)	221	60,203
Bachem Holding AG, Class B	99	13,036
Bank Cler AG	634	28,511
Banque Cantonale de Geneve	142	25,781
Banque Cantonale Vaudoise	91	73,659
Belimo Holding AG	21	85,027
Bell Food Group AG	90	34,715
Bellevue Group AG (C)	467	11,337
Berner Kantonalbank AG (A)	285	53,220
BKW AG	659	43,837
Bobst Group SA	632	70,100
Bossard Holding AG, Class A	447	91,858
Bucher Industries AG	463	193,469
Burckhardt Compression Holding AG	228	72,802
Burkhalter Holding AG	218	25,581
Calida Holding AG (A)(C)	285	10,886
Cembra Money Bank AG (C)	1,192	105,942
Cicor Technologies (C)	277	17,399
Coltene Holding AG	170	16,225
Conzzeta AG	54	64,547
Daetwyler Holding AG	589	112,658
DKSH Holding AG	1,026	83,433
dormakaba Holding AG (C)	225	176,197
Edmond de Rothschild Suisse SA	1	18,774
EFG International AG (C)	4,687	37,593
Emmi AG	158	129,665
Energiedienst Holding AG	559	14,619
Fenix Outdoor International AG	225	27,977
Ferrexpo PLC	5,662	19,457
Flughafen Zurich AG	767	169,399
Forbo Holding AG	82	114,983
GAM Holding AG (C)	10,480	176,466
Georg Fischer AG	282	377,562
Gurit Holding AG (C)	22	17,931
Helvetia Holding AG	463	276,013
Hiag Immobilien Holding AG (C)	163	21,040
HOCHDORF Holding AG (A)(C)	49	14,568
Huber & Suhner AG	574	32,603
Hypothekarbank Lenzburg AG	3	14,113
Implenia AG	994	78,864
Inficon Holding AG (C)	129	79,426
Interroll Holding AG	38	59,674
Intershop Holding AG	72	37,817
IWG PLC	38,584	123,642
Jungfraubahn Holding AG	153	23,219
Kardex AG (C)	420	56,961
Komax Holding AG	232	67,065
Kudelski SA (A)(C)	2,497	26,170
LEM Holding SA	42	69,887
Logitech International SA	4,136	151,812
Logitech International SA	1,671	61,376
Luzerner Kantonalbank AG	254	137,132
MCH Group AG	273	13,762
Metall Zug AG, B Shares	8	27,609
Mobilezone Holding AG	1,773	22,796
Mobimo Holding AG (C)	463	122,603
OC Oerlikon Corp. AG (C)	9,688	171,240
Orascom Development Holding AG (C)	533	8,560
Orell Fuessli Holding AG (A)	92	10,672
Oriflame Holding AG	1,523	73,260
Orior AG	425	35,096
Panalpina Welttransport Holding AG	775	97,921
Phoenix Mecano AG	38	26,310
Plazza AG, Class A	62	14,526
PSP Swiss Property AG	2,015	196,625
Rieter Holding AG (C)	251	49,186
Romande Energie Holding SA	34	42,890

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schaffner Holding AG (C)	40	$12,254
Schmolz & Bickenbach AG (C)	39,436	30,658
Schweiter Technologies AG	71	84,496
SFS Group AG (C)	555	65,372
Siegfried Holding AG (C)	210	70,740
St. Galler Kantonalbank AG	125	69,203
Sulzer AG	887	116,757
Sunrise Communications Group
AG (C)(D)	1,397	117,201
Swiss Prime Site AG (C)	580	56,130
Swissquote Group Holding SA	588	35,733
Tamedia AG	201	28,179
Tecan Group AG	559	118,386
Temenos Group AG (C)	1,316	157,801
u-blox Holding AG	323	58,194
Valiant Holding AG	1,060	125,598
Valora Holding AG	284	97,124
VAT Group AG (C)(D)	338	56,916
Vaudoise Assurances Holding SA	64	34,476
Vetropack Holding AG	10	19,579
Von Roll Holding AG (C)	7,878	11,204
Vontobel Holding AG	1,927	119,467
VZ Holding AG	83	22,536
Walliser Kantonalbank	203	21,779
Warteck Invest AG	7	14,353
Ypsomed Holding AG (A)(C)	276	42,242
Zehnder Group AG	615	28,413
Zug Estates Holding AG, B Shares (A)	16	28,872
Zuger Kantonalbank AG	13	78,372
		6,940,330
Taiwan – 0.0%
Ya Hsin Industrial Company, Ltd. (B)(C)	138,000	0
United Arab Emirates – 0.0%
Lamprell PLC (C)	33,134	34,020
United Kingdom – 15.1%
4imprint Group PLC	1,523	33,706
A.G. Barr PLC	7,680	70,774
AA PLC	27,539	31,102
Acacia Mining PLC	8,311	16,657
Afren PLC (B)(C)	55,554	0
Aggreko PLC	12,621	130,047
Alizyme PLC (B)(C)	22,479	0
Anglo Pacific Group PLC	12,147	25,711
Anglo-Eastern Plantations PLC	1,225	13,248
Arrow Global Group PLC	6,931	34,234
Ashmore Group PLC	18,067	96,738
Auto Trader Group PLC (D)	39,082	192,104
AVEVA Group PLC	1,203	32,264
Avon Rubber PLC	2,322	41,422
Babcock International Group PLC	9,713	91,172
Balfour Beatty PLC	63,404	238,298
BBA Aviation PLC	65,305	294,046
Beazley PLC	34,635	278,094
Bellway PLC	8,382	358,707
Bodycote PLC	14,350	180,529
Bovis Homes Group PLC	14,625	233,669
Braemar Shipping Services PLC	1,328	4,725
Brewin Dolphin Holdings PLC	25,489	123,503
Britvic PLC	11,749	112,552
BTG PLC (C)	16,648	158,054
Cairn Energy PLC (C)	32,953	95,520
Cambian Group PLC	6,001	15,335
Capita PLC	1,748	3,536
Capital & Counties Properties PLC	31,225	119,254
Card Factory PLC	6,095	16,154
Carillion PLC (B)	35,521	7,077
Charles Taylor PLC	4,285	15,938
Chemring Group PLC	24,869	70,003
Chesnara PLC	5,125	28,148
Cineworld Group PLC	78,045	258,671
Circassia Pharmaceuticals PLC (C)	9,034	10,876
Clarkson PLC	2,434	103,112
Close Brothers Group PLC	15,753	317,700
CLS Holdings PLC	10,759	35,534
Cobham PLC (C)	110,551	190,502
Computacenter PLC	4,832	78,049
Concentric AB	3,667	64,743
Connect Group PLC	21,090	16,598
Consort Medical PLC	3,903	61,561
Costain Group PLC	4,797	31,280
Countryside Properties PLC (D)	2,472	10,896
Countrywide PLC (C)	10,669	15,777
Cranswick PLC	4,377	174,776
Crest Nicholson Holdings PLC	16,969	108,191
Daejan Holdings PLC	569	47,900
Daily Mail & General Trust PLC,
Class A	27,111	245,508
Dairy Crest Group PLC	12,632	90,737
De La Rue PLC	6,976	49,815
Debenhams PLC	76,182	22,381
Dechra Pharmaceuticals PLC	1,029	37,920
Devro PLC	11,119	30,567
DFS Furniture PLC	12,509	32,199
Dialight PLC (C)	105	736
Dialog Semiconductor PLC (C)	5,144	122,507
Dignity PLC	3,439	42,251
Diploma PLC	7,954	127,733
DiscoverIE Group PLC	3,093	18,066
Dixons Carphone PLC	10,549	27,584
Domino’s Pizza Group PLC	29,982	139,157
Drax Group PLC	33,303	128,595
Dunelm Group PLC	5,863	43,379
EI Group PLC (C)	40,990	66,219
Electrocomponents PLC	26,438	222,686
Elementis PLC	38,901	161,358
EnQuest PLC (C)	76,575	31,219
Equiniti Group PLC (D)	10,616	44,537
Essentra PLC	14,966	89,007
esure Group PLC	14,313	43,585
Euromoney Institutional Investor PLC	4,132	71,137
FDM Group Holdings PLC	2,162	30,934
Fenner PLC	19,895	170,231
Fidessa Group PLC	3,962	204,082
Findel PLC (C)	8,139	26,083
Firstgroup PLC (C)	125,061	144,073
Flex Lng, Ltd. (C)	15,708	21,788
Foxtons Group PLC	23,551	26,753
Fuller Smith & Turner PLC, Class A	1,525	20,434
Galliford Try PLC	6,450	75,797
Games Workshop Group PLC	2,745	88,966
Gem Diamonds, Ltd. (C)	12,666	16,019
Genus PLC	5,069	165,861
Go-Ahead Group PLC	3,862	95,148
Gocompare.Com Group PLC	23,140	36,391
Grainger PLC	22,342	90,582
Greene King PLC	20,833	137,795
Greggs PLC	7,042	121,538
Halfords Group PLC	15,547	71,096
Halma PLC	12,469	206,402

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hays PLC	83,740	$221,527
Headlam Group PLC	6,602	41,102
Helical PLC	8,263	37,401
Henry Boot PLC	5,301	22,009
Hill & Smith Holdings PLC	7,014	130,976
Hilton Food Group PLC	1,880	21,934
HomeServe PLC	17,491	181,429
Howden Joinery Group PLC	36,456	235,975
Hunting PLC (C)	14,400	135,798
Ibstock PLC (D)	7,043	27,857
IG Group Holdings PLC	21,765	243,760
IMI PLC	10,714	162,522
Inchcape PLC	25,976	251,846
Indivior PLC (C)	37,592	214,888
Inmarsat PLC	15,832	80,499
Intermediate Capital Group PLC	12,019	166,008
International Personal Finance PLC	12,526	40,156
Interserve PLC (C)	17,216	19,466
IP Group PLC (C)	127	205
ITE Group PLC	19,954	43,764
J.D. Wetherspoon PLC	6,607	105,682
James Fisher & Sons PLC	4,634	102,275
Jardine Lloyd Thompson Group PLC	9,259	166,581
JD Sports Fashion PLC	22,486	106,056
John Laing Group PLC (D)	9,818	37,096
John Menzies PLC	6,747	59,523
John Wood Group PLC	28,613	217,419
Jupiter Fund Management PLC	22,824	151,311
Just Group PLC	20,396	39,072
KAZ Minerals PLC (C)	18,002	217,159
KCOM Group PLC	45,174	58,255
Keller Group PLC	5,815	71,085
Kier Group PLC	9,955	130,716
Ladbrokes Coral Group PLC (B)(C)	83,260	12,616
Laird PLC	45,141	127,072
Lancashire Holdings, Ltd.	16,425	133,589
Lookers PLC	22,449	27,638
Low & Bonar PLC	22,280	17,465
LSL Property Services PLC	6,404	20,174
Man Group PLC	100,818	243,110
Marshalls PLC	12,527	73,557
Marston’s PLC	54,494	77,258
McBride PLC (C)	14,770	32,602
McCarthy & Stone PLC (D)	19,899	40,417
Mears Group PLC	8,289	38,635
Meggitt PLC	41,155	249,667
Melrose Industries PLC	63,726	206,478
Millennium & Copthorne Hotels PLC	11,031	83,078
Mitchells & Butlers PLC	21,964	77,006
Mitie Group PLC	23,334	52,013
MJ Gleeson PLC	2,770	28,390
Moneysupermarket.com Group PLC	26,722	107,560
Morgan Advanced Materials PLC	28,365	126,794
Morgan Sindall Group PLC	3,612	59,281
Mothercare PLC (C)	8,741	2,099
MWB Group Holdings PLC (B)(C)	11,618	795
N. Brown Group PLC	9,633	23,844
National Express Group PLC	36,763	199,310
NCC Group PLC	13,335	35,281
NEX Group PLC	19,909	274,535
Northgate PLC	13,449	63,661
Ocado Group PLC (C)	24,801	185,132
OneSavings Bank PLC	9,121	47,840
Ophir Energy PLC (C)	7,595	5,607
Oxford Instruments PLC	4,212	43,694
Pagegroup PLC	25,027	188,600
Paragon Banking Group PLC	12,213	80,839
PayPoint PLC	4,414	49,552
Pendragon PLC	102,667	33,431
Pennon Group PLC	25,144	227,317
Petrofac, Ltd.	5,818	41,501
Pets at Home Group PLC	8,991	21,308
Photo-Me International PLC	18,684	43,244
Polypipe Group PLC	5,799	28,346
Premier Foods PLC (C)	41,106	21,767
Premier Oil PLC (C)	29,180	28,483
PZ Cussons PLC	16,024	51,363
QinetiQ Group PLC	39,382	114,111
Rank Group PLC	7,303	21,175
Rathbone Brothers PLC	3,547	121,913
Redrow PLC	22,732	189,944
Renewi PLC	83,250	87,603
Renishaw PLC	2,128	134,574
Ricardo PLC	3,961	50,926
Rightmove PLC	3,818	233,066
RM PLC	8,752	24,599
Robert Walters PLC	3,076	29,332
Rotork PLC	60,697	242,595
RPC Group PLC	30,356	330,027
RPS Group PLC	21,630	77,441
Saga PLC	27,771	44,036
Savills PLC	9,220	127,055
SDL PLC	7,019	40,524
Senior PLC	41,571	175,753
Serco Group PLC (C)	14,967	18,556
Severfield PLC	11,941	12,224
SIG PLC	58,251	110,844
Soco International PLC	16,636	21,464
Softcat PLC	823	7,906
Spectris PLC	6,241	236,208
Speedy Hire PLC	24,369	17,786
Spirax-Sarco Engineering PLC	2,472	199,412
Spire Healthcare Group PLC (D)	8,597	25,342
Spirent Communications PLC	60,317	97,604
Sportech PLC (C)	11,390	9,576
Sports Direct International PLC (C)	7,111	36,702
SSP Group PLC	18,412	158,160
St. Ives PLC	3,492	4,242
St. Modwen Properties PLC	19,165	104,363
Stagecoach Group PLC	27,597	51,239
Stallergenes Greer PLC (C)	390	13,857
SThree PLC	8,144	36,871
Stobart Group, Ltd.	12,751	39,517
Stock Spirits Group PLC	6,082	21,271
Stolt-Nielsen, Ltd.	2,414	29,706
STV Group PLC	2,685	12,197
Superdry PLC	3,110	68,140
Synthomer PLC	17,850	120,426
TalkTalk Telecom Group PLC	31,116	50,715
Tate & Lyle PLC	44,161	337,285
Ted Baker PLC	3,022	106,051
Telecom Plus PLC	4,910	84,545
Tesco PLC	78,225	226,399
The Restaurant Group PLC	12,695	45,168
The Vitec Group PLC	1,430	24,724
The Weir Group PLC	6,538	183,270
Thomas Cook Group PLC	84,977	141,097
Topps Tiles PLC	15,591	17,139
TP ICAP PLC	33,151	208,128
Travis Perkins PLC	8,279	143,542

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Trifast PLC	3,637	$13,193
Trinity Mirror PLC	27,680	30,816
TT Electronics PLC	14,769	41,137
Tullow Oil PLC (A)(C)	145,732	401,740
U & I Group PLC	7,372	20,191
UBM PLC	22,464	295,711
Ultra Electronics Holdings PLC	6,580	127,582
Vectura Group PLC (C)	41,947	45,692
Vesuvius PLC	20,181	165,429
Victrex PLC	9,279	334,554
Virgin Money Holdings UK PLC	8,472	31,310
Volex PLC (C)	3,136	2,832
Vp PLC	637	7,592
WH Smith PLC	6,800	186,445
William Hill PLC	61,057	283,095
Wilmington PLC	8,076	27,766
Wincanton PLC	7,151	21,974
Xaar PLC	5,629	26,557
Zeal Network SE	349	11,233
ZPG PLC (D)	6,724	31,745
		22,773,588
United States – 0.2%
Alacer Gold Corp. (C)	21,191	33,719
Argonaut Gold, Inc. (C)	12,132	23,165
Energy Fuels, Inc. (A)(C)	730	1,230
Invesque, Inc.	2,000	17,280
Ormat Technologies, Inc.	1	41
REC Silicon ASA (C)	135,975	26,036
Sims Metal Management, Ltd.	15,252	171,328
Tahoe Resources, Inc.	19,100	89,692
		362,491
TOTAL COMMON STOCKS (Cost $127,056,457)		$148,670,902

PREFERRED SECURITIES – 0.3%
Germany – 0.3%
Draegerwerk AG & Company KGaA	721	68,530
FUCHS PETROLUB SE	1,199	65,087
Jungheinrich AG	1,678	74,370
Sartorius AG	646	90,399
Sixt SE	1,166	89,210
STO SE & Company KGaA	124	17,393
Villeroy & Boch AG	625	14,370
		419,359
TOTAL PREFERRED SECURITIES (Cost $261,289)		$419,359

RIGHTS – 0.0%
Altran Technologies SA (Expiration
Date: 4-10-18; Strike Price: EUR
9.23) (C)	10,128	16,951
Anima Holding SpA (Expiration
Date: 4-13-18; Strike Price: EUR
4.17) (C)	12,692	4,841
Freedom Foods Group, Ltd. (Expiration
Date: 4-6-18; Strike Price: AUD
4.80) (C)	666	225
Galliford Try PLC (Expiration
Date: 4-16-18; Strike Price: GBP
5.68) (C)	2,150	8,446
TOTAL RIGHTS (Cost $0)		$30,463
SECURITIES LENDING COLLATERAL – 10.6%
John Hancock Collateral Trust,
1.8276% (E)(F)	1,600,847	16,011,356
TOTAL SECURITIES LENDING COLLATERAL (Cost
$16,015,124)		$16,011,356
Total Investments (International Small Company Trust)
(Cost $143,332,870) – 109.4%		$165,132,080
Other assets and liabilities, net – (9.4%)		(14,199,259)
TOTAL NET ASSETS – 100.0%		$150,932,821

Currency Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $14,759,827.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Mini MSCI EAFE Index Futures	5	Long	Jun 2018	$506,414	$500,150	$(6,264)
						$(6,264)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.3%
Canada – 5.8%
Alamos Gold, Inc., Class A (A)	1,816,800	$9,465,528
Barrick Gold Corp.	454,580	5,659,521
Cenovus Energy, Inc.	864,028	7,356,997
Husky Energy, Inc.	544,100	7,787,638
Wheaton Precious Metals Corp.	867,700	17,679,299
		47,948,983
China – 7.9%
Baidu, Inc., ADR (B)	67,360	15,034,078
China Life Insurance Company, Ltd.,
H Shares	2,592,000	7,246,690
China Telecom Corp., Ltd., H Shares	26,684,427	11,835,398
NetEase, Inc., ADR	25,100	7,037,789
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	2,664,000	7,171,049
Sinopec Engineering Group
Company, Ltd., H Shares	7,913,000	7,892,017
Sinopharm Group Company, Ltd.,
H Shares	1,894,800	9,496,432
		65,713,453
Denmark – 0.6%
Orsted A/S (C)	76,448	4,973,854
France – 6.4%
AXA SA	389,045	10,341,998
BNP Paribas SA	233,759	17,335,751
Cie Generale des Etablissements
Michelin SCA	39,521	5,850,803
Sanofi	72,123	5,787,162
TOTAL SA	147,257	8,440,734
Veolia Environnement SA	231,064	5,489,482
		53,245,930
Germany – 7.7%
Bayer AG	94,153	10,614,232
Gerresheimer AG	105,925	8,704,405
Innogy SE (C)	243,488	11,541,169
Merck KGaA	62,395	5,986,677
MorphoSys AG (B)	120,666	12,346,962
Siemens AG	63,260	8,071,814
Telefonica Deutschland Holding AG	1,343,278	6,311,943
		63,577,202
Hong Kong – 3.4%
China Mobile, Ltd.	948,000	8,688,794
CK Hutchison Holdings, Ltd.	1,079,000	12,964,477
Kunlun Energy Company, Ltd.	3,738,000	3,246,337
Value Partners Group, Ltd.	3,709,900	3,495,606
		28,395,214
India – 1.0%
Hero MotoCorp, Ltd.	86,370	4,703,256
Jain Irrigation Systems, Ltd.	1,932,099	3,182,906
		7,886,162
Ireland – 2.4%
Bank of Ireland Group PLC (B)	699,219	6,127,188
CRH PLC	151,689	5,138,005
Shire PLC	166,448	8,284,069
		19,549,262
Israel – 1.9%
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	945,158	16,152,750
Italy – 1.9%
Eni SpA	899,999	15,853,735
Japan – 12.4%
Astellas Pharma, Inc.	786,400	12,028,767
Ezaki Glico Company, Ltd. (A)	82,600	4,384,168
Inpex Corp.	774,800	9,614,751
Kirin Holdings Company, Ltd.	392,400	10,446,508
Panasonic Corp.	335,100	4,812,201
Ryohin Keikaku Company, Ltd.	19,500	6,514,772
Seven & i Holdings Company, Ltd.	107,100	4,587,343
SoftBank Group Corp.	241,400	18,006,331
Sumitomo Metal Mining Company, Ltd.	131,600	5,443,190
Sumitomo Rubber Industries, Ltd.	510,100	9,404,889
Suntory Beverage & Food, Ltd.	188,900	9,195,750
Taiheiyo Cement Corp.	228,400	8,203,979
		102,642,649
Luxembourg – 2.2%
SES SA (A)	700,784	9,485,803
Tenaris SA (A)	506,333	8,752,521
		18,238,324
Malta – 0.0%
BGP Holdings PLC (B)(D)	2,126,418	3
Netherlands – 9.0%
Aegon NV	2,847,072	19,208,698
Flow Traders (C)	128,865	5,490,077
ING Groep NV	295,658	4,989,295
QIAGEN NV (B)	393,801	12,730,949
Royal Dutch Shell PLC, B Shares	652,087	20,983,093
SBM Offshore NV	672,719	10,787,121
		74,189,233
Singapore – 2.0%
Singapore Telecommunications, Ltd.	3,935,300	10,163,699
Singapore
Telecommunications, Ltd., ADR	4,800	124,536
United Overseas Bank, Ltd.	308,500	6,491,525
		16,779,760
South Korea – 6.7%
DB Insurance Company, Ltd.	20,266	1,259,019
Hana Financial Group, Inc.	267,618	11,533,572
KB Financial Group, Inc., ADR	241,451	13,989,671
Samsung Electronics Company, Ltd.	12,187	28,474,636
		55,256,898
Sweden – 0.6%
Getinge AB, B Shares (A)	406,590	4,630,092
Switzerland – 4.1%
Landis+Gyr Group AG (A)(B)	42,268	3,276,391
Roche Holding AG	80,864	18,549,969
UBS Group AG (B)	676,935	11,926,868
		33,753,228
Taiwan – 2.5%
Catcher Technology Company, Ltd.	484,000	6,083,833
Quanta Computer, Inc.	2,658,000	5,402,212
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,101,000	9,325,691
		20,811,736
Thailand – 1.8%
Bangkok Bank PCL	261,700	1,798,546
Bangkok Bank PCL, NVDR	1,236,700	7,856,923
Kasikornbank PCL	209,700	1,432,305
Kasikornbank PCL, NVDR	573,200	3,900,706
		14,988,480
United Kingdom – 16.0%
Aviva PLC	918,976	6,413,600
BAE Systems PLC	1,327,679	10,862,638
Barclays PLC	3,212,550	9,387,391
BP PLC	3,508,636	23,666,059

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

International Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Cobham PLC (B)	2,872,093	$4,949,213
HSBC Holdings PLC	1,420,779	13,342,098
Johnson Matthey PLC	263,235	11,229,899
Kingfisher PLC	2,923,059	11,991,239
Rolls-Royce Holdings PLC (B)	600,204	7,338,151
SIG PLC	3,546,531	6,748,584
Standard Chartered PLC	2,068,008	20,726,278
Travis Perkins PLC	327,918	5,685,451
		132,340,601
TOTAL COMMON STOCKS (Cost $714,389,372)		$796,927,549

SECURITIES LENDING COLLATERAL – 4.8%
John Hancock Collateral Trust,
1.8276% (E)(F)	3,992,658	39,933,762
TOTAL SECURITIES LENDING COLLATERAL (Cost
$39,939,349)		$39,933,762

SHORT-TERM INVESTMENTS – 2.3%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
1.400%, 04/02/2018 *	$18,600,000	18,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,599,277)		$18,600,000
Total Investments (International Value Trust)
(Cost $772,927,998) – 103.4%		$855,461,311
Other assets and liabilities, net – (3.4%)		(28,327,370)
TOTAL NET ASSETS – 100.0%		$827,133,941

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $34,414,470.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Investment Quality Bond Trust

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 60.8%
U.S. Government – 23.5%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		$1,852,000	$1,685,429
3.000%, 11/15/2044 to 02/15/2047		4,140,000	4,154,216
3.625%, 08/15/2043		680,000	759,762
3.750%, 11/15/2043		699,000	796,853
4.375%, 11/15/2039		2,205,000	2,725,722
4.500%, 02/15/2036		1,542,000	1,902,815
5.375%, 02/15/2031		3,000	3,838
U.S. Treasury Inflation
Protected Securities
0.250%, 01/15/2025		7,058,407	6,897,420
0.375%, 07/15/2027		7,334,844	7,148,110
1.000%, 02/15/2048		236,082	241,583
U.S. Treasury Notes
1.250%, 06/30/2019		5,305,000	5,243,553
1.375%, 04/30/2021		258,000	250,042
1.625%, 06/30/2020 to 04/30/2023		11,990,000	11,675,804
1.875%, 06/30/2020 to 02/28/2022		9,027,000	8,892,878
2.000%, 06/30/2024 (A)		2,060,000	1,981,329
2.750%, 02/15/2024		66,000	66,392
3.125%, 05/15/2021		7,350,000	7,501,352
			61,927,098
U.S. Government Agency – 37.3%
Federal Home Loan Mortgage Corp.
3.000%, TBA (B)		1,300,000	1,297,679
3.500%, TBA (B)		8,600,000	8,620,862
4.000%, TBA (B)		8,900,000	9,133,991
4.500%, TBA (B)		2,200,000	2,303,201
5.000%, 12/01/2034		201,681	217,325
6.500%, 04/01/2029 to 08/01/2034		13,084	14,786
7.500%, 12/01/2025 to 05/01/2028		5,950	6,601
Federal National Mortgage Association
2.500%, 07/01/2030 to 04/01/2045		1,744,234	1,653,200
2.660%, 03/01/2027		815,000	781,340
2.720%, 03/01/2027		766,856	741,526
2.780%, 03/01/2027		349,000	338,922
2.880%, 11/01/2027		1,045,111	1,012,439
2.970%, 06/01/2027 to 06/01/2030		1,273,131	1,233,954
3.000%, 07/01/2027		735,000	717,112
3.160%, 08/01/2027		985,000	972,472
3.500%, TBA (B)		35,700,000	35,782,417
3.500%, 06/01/2046		4,555,491	4,578,463
4.000%, TBA (B)		3,800,000	3,899,164
4.500%, TBA (B)		3,100,000	3,246,025
5.000%, TBA (B)		1,800,000	1,922,439
Government National
Mortgage Association
3.000%, TBA (B)		4,300,000	4,231,185
3.500%, TBA (B)		9,100,000	9,189,100
4.000%, TBA (B)		3,600,000	3,700,910
4.000%, 11/15/2040 to 02/15/2042		81,673	84,880
4.500%, TBA (B)		2,300,000	2,390,299
6.000%, 08/15/2032 to 04/15/2035		71,432	80,493
6.500%, 06/15/2028 to 02/15/2035		36,107	40,548
7.000%, 11/15/2031 to 11/15/2033		209,121	236,941
8.000%, 07/15/2030		2,481	2,917
			98,431,191
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $162,207,156)			$160,358,289

FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Argentina – 0.1%
Republic of Argentina
5.250%, 01/15/2028	EUR	135,000	161,992
Colombia – 0.0%
Republic of Colombia
6.125%, 01/18/2041		$125,000	144,063
Italy – 0.2%
Republic of Italy
0.250%, 05/15/2018	EUR	160,000	197,034

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (6 month EURIBOR +
1.000%)
0.726%, 04/15/2018 (C)	EUR	180,000	$221,579
			418,613
Mexico – 0.1%
Government of Mexico
5.750%, 10/12/2099		$274,000	278,795
Oman – 0.1%
Sultanate of Oman
5.625%, 01/17/2028 (D)		200,000	195,000
6.750%, 01/17/2048 (D)		200,000	191,914
			386,914
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
4.625%, 10/04/2047 (D)		825,000	786,844
Spain – 0.1%
Kingdom of Spain
0.250%, 04/30/2018	EUR	165,000	203,142
United Arab Emirates – 0.3%
Abu Dhabi Government
4.125%, 10/11/2047 (D)		$800,000	748,483
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$3,215,214)			$3,128,846

CORPORATE BONDS – 30.1%
Consumer discretionary – 2.9%
21st Century Fox America, Inc.
3.375%, 11/15/2026 (E)		35,000	34,560
7.750%, 01/20/2024		272,000	320,881
7.850%, 03/01/2039		105,000	152,050
Amazon.com, Inc.
2.800%, 08/22/2024 (D)		80,000	77,332
3.875%, 08/22/2037 (D)		325,000	322,630
BMW US Capital LLC (Greater of 3
month EURIBOR + 0.200% or
0.000%) 0.000%, 04/20/2018 (C)	EUR	55,000	67,682
Charter Communications Operating LLC
3.579%, 07/23/2020		$165,000	165,443
4.464%, 07/23/2022		295,000	301,452
4.908%, 07/23/2025		215,000	219,596
6.484%, 10/23/2045		370,000	405,545
Comcast Cable Communications LLC
8.500%, 05/01/2027		206,000	274,683
Comcast Corp.
3.400%, 07/15/2046		110,000	94,332
Cox Communications, Inc.
3.150%, 08/15/2024 (D)		395,000	378,646
3.850%, 02/01/2025 (D)		10,000	10,005
4.800%, 02/01/2035 (D)		85,000	83,306
Discovery Communications LLC
3.800%, 03/13/2024		190,000	187,674
4.900%, 03/11/2026		100,000	103,597
DISH DBS Corp.
6.750%, 06/01/2021		66,000	66,660
Ford Motor Company
5.291%, 12/08/2046		160,000	156,212
General Motors Company
5.400%, 04/01/2048 (E)		250,000	249,323
6.250%, 10/02/2043		140,000	153,536
6.750%, 04/01/2046		180,000	208,652
General Motors Financial Company, Inc.
3.950%, 04/13/2024		130,000	128,844
Lennar Corp.
4.750%, 11/29/2027 (D)		25,000	23,938
Liberty Interactive LLC
8.250%, 02/01/2030		75,000	80,672
Lowe’s Companies, Inc.
3.700%, 04/15/2046		40,000	37,122
McDonald’s Corp.
3.350%, 04/01/2023		205,000	206,064
PulteGroup, Inc.
5.500%, 03/01/2026		20,000	20,610
Scripps Networks Interactive, Inc.
3.950%, 06/15/2025		117,000	116,251
The Home Depot, Inc.
3.500%, 09/15/2056		120,000	106,918
Time Warner Cable LLC
4.500%, 09/15/2042		415,000	358,877
5.875%, 11/15/2040		195,000	203,382
6.750%, 07/01/2018		250,000	252,352
8.750%, 02/14/2019		80,000	83,767
Time Warner, Inc.
2.950%, 07/15/2026		280,000	256,274
3.800%, 02/15/2027		370,000	357,495
3.875%, 01/15/2026		70,000	68,534
4.875%, 03/15/2020		415,000	429,050
Toll Brothers Finance Corp.
4.875%, 11/15/2025		50,000	49,375
Viacom, Inc.
4.250%, 09/01/2023		640,000	649,299
4.375%, 03/15/2043		104,000	93,046
Videotron, Ltd.
5.375%, 06/15/2024 (D)		40,000	41,300
VOC Escrow, Ltd.
5.000%, 02/15/2028 (D)		10,000	9,500
VW Credit Canada, Inc.
1.600%, 04/04/2018	CAD	130,000	100,906
WMG Acquisition Corp.
4.875%, 11/01/2024 (D)		$65,000	64,513
5.000%, 08/01/2023 (D)		10,000	10,013
			7,781,899
Consumer staples – 3.6%
Altria Group, Inc.
2.850%, 08/09/2022		600,000	587,294
3.875%, 09/16/2046		105,000	97,820
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		310,000	310,068
4.700%, 02/01/2036		50,000	52,833
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 01/12/2024		165,000	166,093
3.750%, 07/15/2042		225,000	206,137
4.750%, 04/15/2058		375,000	383,315
BAT Capital Corp.
2.297%, 08/14/2020 (D)		1,650,000	1,617,521
4.390%, 08/15/2037 (D)		225,000	223,240
BAT International Finance PLC
2.750%, 06/15/2020 (D)		240,000	237,920
Constellation Brands, Inc.
2.650%, 11/07/2022		265,000	255,993
2.700%, 05/09/2022		40,000	38,792
3.600%, 02/15/2028		175,000	168,721
4.500%, 05/09/2047		25,000	24,757
CVS Health Corp.
2.800%, 07/20/2020		2,047,000	2,034,010
3.125%, 03/09/2020		815,000	816,586
3.875%, 07/20/2025		179,000	177,348
4.100%, 03/25/2025		435,000	437,705
5.050%, 03/25/2048		185,000	194,187
5.125%, 07/20/2045		170,000	181,235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Imperial Brands Finance PLC
2.050%, 07/20/2018 (D)		$220,000	$219,542
2.950%, 07/21/2020 (D)		300,000	297,811
Kraft Heinz Foods Company
4.375%, 06/01/2046		115,000	104,778
Reynolds American, Inc.
3.250%, 06/12/2020		270,000	269,992
4.000%, 06/12/2022		40,000	40,680
Sysco Corp.
2.500%, 07/15/2021		245,000	240,407
			9,384,785
Energy – 2.8%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		285,000	276,571
6.950%, 06/15/2019		40,000	41,831
Andeavor
3.800%, 04/01/2028		115,000	109,624
Andeavor Logistics LP
3.500%, 12/01/2022		25,000	24,560
4.250%, 12/01/2027		220,000	214,327
6.250%, 10/15/2022		15,000	15,732
Canadian Natural Resources, Ltd.
3.850%, 06/01/2027		380,000	371,346
Continental Resources, Inc.
4.375%, 01/15/2028 (D)		370,000	360,750
4.500%, 04/15/2023		15,000	15,169
5.000%, 09/15/2022		45,000	45,619
DCP Midstream Operating LP
4.950%, 04/01/2022		20,000	20,100
5.600%, 04/01/2044		30,000	30,338
Enbridge, Inc.
3.700%, 07/15/2027		110,000	105,372
Encana Corp.
3.900%, 11/15/2021		155,000	156,974
Hess Corp.
4.300%, 04/01/2027		280,000	273,867
6.000%, 01/15/2040		15,000	15,815
Kerr-McGee Corp.
6.950%, 07/01/2024		240,000	277,101
Kinder Morgan, Inc.
5.550%, 06/01/2045		145,000	152,252
Marathon Oil Corp.
2.700%, 06/01/2020		75,000	73,881
4.400%, 07/15/2027		105,000	106,543
MPLX LP
4.000%, 03/15/2028		100,000	98,533
4.125%, 03/01/2027		190,000	188,664
4.700%, 04/15/2048		60,000	58,728
5.200%, 03/01/2047		40,000	41,730
Petrobras Global Finance BV
5.625%, 05/20/2043		560,000	488,600
6.750%, 01/27/2041		140,000	136,500
Petroleos Mexicanos
5.350%, 02/12/2028 (D)		110,000	107,800
6.350%, 02/12/2048 (D)		130,000	125,613
6.500%, 03/13/2027		55,000	58,740
6.750%, 09/21/2047		622,000	629,389
Phillips 66
3.900%, 03/15/2028		250,000	248,916
QEP Resources, Inc.
5.375%, 10/01/2022		40,000	39,950
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		100,000	98,414
Shell International Finance BV
4.375%, 05/11/2045		210,000	222,769
SM Energy Company
6.125%, 11/15/2022		35,000	35,000
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		160,000	159,030
5.400%, 10/01/2047		455,000	432,776
Texas Eastern Transmission LP
2.800%, 10/15/2022 (D)		235,000	225,618
3.500%, 01/15/2028 (D)		55,000	52,477
The Williams Companies, Inc.
3.700%, 01/15/2023		30,000	29,175
4.550%, 06/24/2024		5,000	5,035
7.875%, 09/01/2021		10,000	11,238
Tullow Oil PLC
7.000%, 03/01/2025 (D)		200,000	200,000
Valero Energy Corp.
3.400%, 09/15/2026		225,000	215,746
Valero Energy Partners LP
4.500%, 03/15/2028		245,000	246,269
Western Gas Partners LP
4.500%, 03/01/2028		190,000	190,255
Williams Partners LP
4.300%, 03/04/2024		60,000	60,796
WPX Energy, Inc.
5.250%, 09/15/2024		45,000	44,325
YPF SA
16.500%, 05/09/2022 (D)	ARS	6,797,946	318,848
			7,458,706
Financials – 10.9%
American Express Company
3.400%, 02/27/2023		$275,000	274,381
American International Group, Inc.
3.375%, 08/15/2020		597,000	599,527
4.700%, 07/10/2035		155,000	159,919
Assurant, Inc. (3 month LIBOR +
1.250%) 3.543%, 03/26/2021 (C)		1,720,000	1,721,924
Banco Bilbao Vizcaya Argentaria SA
(6.125% to 11-16-27, then 5 Year
U.S. Swap Rate + 3.870%)
11/16/2027 (E)(F)		200,000	193,900
Banco Bilbao Vizcaya Argentaria SA
(8.875% to 4-14-21, then 5 Year Euro
Swap Rate + 9.177%) 04/14/2021 (F)	EUR	200,000	291,174
Banco de Sabadell SA (6.500% to
5-18-22, then 5 Year Euro Swap Rate
+ 6.414%) 05/18/2022 (F)		200,000	260,459
Banco Santander SA
3.800%, 02/23/2028		$400,000	385,622
Bank of America Corp.
2.250%, 04/21/2020		1,005,000	988,873
2.503%, 10/21/2022		105,000	100,846
4.183%, 11/25/2027		25,000	24,767
4.200%, 08/26/2024		160,000	162,210
7.750%, 05/14/2038		400,000	554,966
Bank of America Corp. (3.124% to
1-20-22, then 3 month LIBOR +
1.160%) 01/20/2023		110,000	108,870
Bank of America Corp. (3.366% to
1-23-25, then 3 month LIBOR +
0.810%) 01/23/2026		740,000	719,479
Bank of America Corp. (3.705% to
4-24-27, then 3 month LIBOR +
1.512%) 04/24/2028		825,000	810,690
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048		90,000	93,784

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays Bank PLC
2.650%, 01/11/2021		$230,000	$227,112
Berkshire Hathaway Energy Company
3.250%, 04/15/2028 (D)		135,000	130,191
BNP Paribas SA
2.950%, 05/23/2022 (D)		200,000	195,978
3.375%, 01/09/2025 (D)		270,000	261,027
BNP Paribas SA (7.625% to 3-30-21,
then 5 Year U.S. Swap Rate +
6.314%) 03/30/2021 (D)(F)		230,000	246,963
BPCE SA
3.000%, 05/22/2022 (D)		250,000	244,859
Branch Banking & Trust Company
1.450%, 05/10/2019		250,000	246,387
Cadillac Fairview Finance Trust
3.640%, 05/09/2018	CAD	70,000	54,453
Caixa Geral de Depositos SA (10.750%
to 3-30-22, then 5 Year Euro Swap
Rate + 10.925%) 03/30/2022 (F)	EUR	200,000	284,591
Citigroup, Inc.
2.700%, 10/27/2022		$145,000	140,220
3.200%, 10/21/2026		15,000	14,269
4.650%, 07/30/2045		106,000	112,742
4.750%, 05/18/2046		165,000	167,375
4.450%, 09/29/2027		470,000	475,244
Citigroup, Inc. (3 month LIBOR +
1.100%) 2.985%, 05/17/2024 (C)		650,000	655,840
Citigroup, Inc. (3.520% to 10-27-27,
then 3 month LIBOR + 1.151%)
10/27/2028		125,000	120,579
CNO Financial Group, Inc.
5.250%, 05/30/2025		80,000	80,600
Credit Agricole SA (4.000% to 1-10-28,
then 5 Year U.S. Swap Rate +
1.644%) 01/10/2033 (D)		250,000	237,755
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (D)(F)		400,000	455,675
Credit Suisse Group AG (6.250% to
12-18-24, then 5 Year U.S. Swap Rate
+ 3.455%) 12/18/2024 (F)		475,000	487,469
DAE Funding LLC
4.500%, 08/01/2022 (D)		5,000	4,744
5.000%, 08/01/2024 (D)		5,000	4,731
Daimler Finance North America LLC
3.000%, 02/22/2021 (D)		270,000	268,418
Deutsche Bank AG
2.700%, 07/13/2020		265,000	259,351
3.300%, 11/16/2022		200,000	194,348
Genworth Holdings, Inc.
4.900%, 08/15/2023		50,000	41,000
GTP Acquisition Partners I LLC
3.482%, 06/15/2025 (D)		730,000	706,801
HSBC Holdings PLC
2.950%, 05/25/2021		200,000	197,962
3.600%, 05/25/2023		400,000	399,628
HSBC Holdings PLC (3.262% to
3-13-22, then 3 month LIBOR +
1.055%) 03/13/2023		240,000	236,813
HSBC Holdings PLC (6.000% to
5-22-27, then 5 Year U.S. ISDAFIX +
3.746%) 05/22/2027 (F)		225,000	223,313
Intesa Sanpaolo SpA
3.375%, 01/12/2023 (D)		200,000	195,182
3.875%, 01/12/2028 (D)		200,000	188,503
JPMorgan Chase & Co.
2.400%, 06/07/2021		590,000	576,241
2.700%, 05/18/2023		480,000	462,923
2.750%, 06/23/2020		20,000	19,886
JPMorgan Chase & Co. (3.220% to
3-1-24, then 3 month LIBOR +
1.155%) 03/01/2025		295,000	287,445
JPMorgan Chase & Co. (3.509% to
1-23-28, then 3 month LIBOR +
0.945%) 01/23/2029		285,000	276,452
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (D)		41,000	64,349
MGIC Investment Corp.
5.750%, 08/15/2023		30,000	31,425
Morgan Stanley
2.500%, 04/21/2021		625,000	612,285
3.125%, 07/27/2026		55,000	52,015
3.625%, 01/20/2027		275,000	268,998
3.950%, 04/23/2027		165,000	160,551
4.000%, 07/23/2025		118,000	118,971
4.350%, 09/08/2026		70,000	70,456
6.625%, 04/01/2018		500,000	500,000
Morgan Stanley (3 month LIBOR +
0.740%) 2.484%, 07/23/2019 (C)		50,000	50,218
Morgan Stanley (3 month LIBOR +
0.850%) 2.591%, 01/24/2019 (C)		95,000	95,402
Morgan Stanley (3.591% to 7-22-27,
then 3 month LIBOR + 1.340%)
07/22/2028		660,000	637,956
Navient Corp.
7.250%, 01/25/2022 to 09/25/2023		85,000	89,388
Principal Life Global Funding II
2.200%, 04/08/2020 (D)		280,000	275,739
RCI Banque SA
3.250%, 04/25/2018	GBP	50,000	70,229
Royal Bank of Canada
2.150%, 10/26/2020		$565,000	552,620
Santander Holdings USA, Inc.
3.700%, 03/28/2022		395,000	395,723
Societe Generale SA (7.375% to 9-13-21,
then 5 Year U.S. Swap Rate +
6.238%) 09/13/2021 (D)(F)		375,000	398,906
Standard Chartered Bank
7.750%, 04/03/2018	GBP	100,000	140,300
Starwood Property Trust, Inc.
4.750%, 03/15/2025 (D)		$25,000	24,375
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		100,000	99,112
2.350%, 11/15/2021		315,000	303,669
2.600%, 04/23/2020		100,000	99,058
2.750%, 09/15/2020		661,000	654,180
2.875%, 02/25/2021		320,000	316,673
5.150%, 05/22/2045		55,000	59,238
6.250%, 02/01/2041		160,000	202,583
6.750%, 10/01/2037		435,000	544,220
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		200,000	195,736
The Goldman Sachs Group, Inc. (2.905%
to 7-24-22, then 3 month LIBOR +
0.990%) 07/24/2023		215,000	209,029
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028		170,000	164,700

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (3.814%
to 4-23-28, then 3 month LIBOR +
1.158%) 04/23/2029		$365,000	$358,424
UBS AG
2.450%, 12/01/2020 (D)		410,000	402,558
UBS Group AG (6.875% to 3-22-21,
then 5 Year U.S. ISDAFIX + 5.497%)
03/22/2021 (F)		500,000	524,000
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (D)		380,000	368,334
UniCredit SpA (5.375% to 6-3-25, then 5
Year Euro Swap Rate + 4.925%)
06/03/2025 (F)	EUR	200,000	245,782
Volkswagen Financial Services Australia
Pty, Ltd.
4.250%, 04/04/2018	AUD	40,000	30,722
Vrio Finco 1 LLC
6.250%, 04/04/2023 (D)		$240,000	242,400
Wells Fargo & Company
2.625%, 07/22/2022		175,000	169,236
3.000%, 04/22/2026 to 10/23/2026		310,000	290,536
3.069%, 01/24/2023		605,000	594,740
4.400%, 06/14/2046		245,000	237,375
4.900%, 11/17/2045		320,000	334,897
5.606%, 01/15/2044		15,000	17,171
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028		490,000	477,810
Willis North America, Inc.
3.600%, 05/15/2024		115,000	113,077
			28,699,627
Health care – 2.1%
Aetna, Inc.
2.800%, 06/15/2023		90,000	86,444
Allergan Funding SCS
3.450%, 03/15/2022		235,000	232,925
Amgen, Inc.
2.650%, 05/11/2022		190,000	185,385
Anthem, Inc.
3.500%, 08/15/2024		165,000	161,729
3.650%, 12/01/2027		270,000	260,853
4.625%, 05/15/2042		170,000	171,956
Baxalta, Inc.
3.600%, 06/23/2022		35,000	34,882
Becton, Dickinson and Company
3.363%, 06/06/2024		490,000	471,425
3.700%, 06/06/2027		295,000	284,624
Boston Scientific Corp.
4.000%, 03/01/2028		270,000	269,749
Cardinal Health, Inc.
1.950%, 06/15/2018		145,000	144,832
2.616%, 06/15/2022		540,000	521,859
Celgene Corp.
4.625%, 05/15/2044		110,000	109,516
Community Health Systems, Inc.
5.125%, 08/01/2021		5,000	4,650
6.250%, 03/31/2023		50,000	46,063
Dignity Health
2.637%, 11/01/2019		1,030,000	1,025,513
Gilead Sciences, Inc.
3.250%, 09/01/2022		105,000	105,068
LifePoint Health, Inc.
5.875%, 12/01/2023		45,000	45,437
Mylan NV
3.000%, 12/15/2018		85,000	84,998
3.150%, 06/15/2021		160,000	157,867
3.750%, 12/15/2020		170,000	171,133
Mylan, Inc.
5.200%, 04/15/2048 (D)		65,000	65,530
Quintiles IMS, Inc.
4.875%, 05/15/2023 (D)		70,000	71,313
Shire Acquisitions Investments Ireland
DAC
2.400%, 09/23/2021		290,000	279,944
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026		20,000	18,658
3.000%, 04/15/2023		80,000	78,064
UnitedHealth Group, Inc.
3.750%, 07/15/2025		165,000	167,038
4.250%, 04/15/2047		40,000	40,819
4.750%, 07/15/2045		60,000	66,043
Valeant Pharmaceuticals
International, Inc.
6.500%, 03/15/2022 (D)		35,000	36,138
7.000%, 03/15/2024 (D)		10,000	10,425
			5,410,880
Industrials – 1.0%
Canadian Pacific Railway Company
9.450%, 08/01/2021		70,000	83,230
CSX Corp.
3.250%, 06/01/2027		335,000	319,987
Delta Air Lines, Inc.
3.625%, 03/15/2022		185,000	184,721
FedEx Corp.
4.050%, 02/15/2048		300,000	281,146
4.550%, 04/01/2046		150,000	151,046
Fortive Corp.
2.350%, 06/15/2021		160,000	155,521
Ingersoll-Rand Global Holding
Company, Ltd.
2.900%, 02/21/2021		145,000	144,609
Lockheed Martin Corp.
4.090%, 09/15/2052		421,000	409,089
Mexico City Airport Trust
3.875%, 04/30/2028 (D)		200,000	184,048
Norfolk Southern Corp.
2.900%, 06/15/2026		195,000	185,473
Oshkosh Corp.
5.375%, 03/01/2025		35,000	36,050
Pitney Bowes, Inc.
4.700%, 04/01/2023		320,000	300,800
Sensata Technologies BV
5.000%, 10/01/2025 (D)		75,000	73,875
United Rentals North America, Inc.
5.500%, 07/15/2025 to 05/15/2027		110,000	111,557
			2,621,152
Information technology – 1.6%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027		235,000	222,881
4.200%, 12/06/2047		400,000	383,017
Apple, Inc.
3.350%, 02/09/2027		105,000	103,662
3.450%, 02/09/2045		190,000	174,999
3.850%, 08/04/2046		60,000	58,599
Broadcom Corp.
2.375%, 01/15/2020		510,000	502,832
3.000%, 01/15/2022		255,000	250,150
3.125%, 01/15/2025		75,000	70,860

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Broadcom Corp. (continued)
3.625%, 01/15/2024	$385,000	$378,586
Cardtronics, Inc.
5.125%, 08/01/2022	60,000	58,484
First Data Corp.
5.000%, 01/15/2024 (D)	55,000	55,000
Hewlett Packard Enterprise Company
4.900%, 10/15/2025	110,000	114,147
6.350%, 10/15/2045	120,000	128,019
Intel Corp.
4.100%, 05/19/2046	130,000	133,066
Microsoft Corp.
3.700%, 08/08/2046	155,000	152,639
3.950%, 08/08/2056	240,000	238,032
Nokia OYJ
4.375%, 06/12/2027	220,000	206,525
6.625%, 05/15/2039	40,000	42,700
Oracle Corp.
4.000%, 11/15/2047	110,000	108,577
Tencent Holdings, Ltd.
2.985%, 01/19/2023 (D)	295,000	287,393
3.595%, 01/19/2028 (D)	200,000	191,421
Versum Materials, Inc.
5.500%, 09/30/2024 (D)	20,000	20,700
Western Digital Corp.
4.750%, 02/15/2026	435,000	434,043
		4,316,332
Materials – 0.8%
Anglo American Capital PLC
3.625%, 05/14/2020 (D)(E)	200,000	200,662
4.125%, 09/27/2022 (D)	400,000	404,774
ArcelorMittal
6.125%, 06/01/2025	60,000	65,250
Commercial Metals Company
5.375%, 07/15/2027	20,000	19,700
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	200,000	194,258
FMG Resources August 2006 Pty, Ltd.
5.125%, 05/15/2024 (D)(E)	20,000	19,725
Kaiser Aluminum Corp.
5.875%, 05/15/2024	65,000	67,275
LyondellBasell Industries NV
4.625%, 02/26/2055	120,000	116,938
Methanex Corp.
4.250%, 12/01/2024	170,000	167,823
5.650%, 12/01/2044	80,000	79,822
Olin Corp.
5.125%, 09/15/2027	45,000	44,381
Standard Industries, Inc.
5.375%, 11/15/2024 (D)	85,000	86,063
Steel Dynamics, Inc.
4.125%, 09/15/2025	90,000	85,725
5.500%, 10/01/2024	20,000	20,624
The Chemours Company
5.375%, 05/15/2027	45,000	45,113
The Sherwin-Williams Company
3.125%, 06/01/2024	95,000	91,814
Vale Overseas, Ltd.
6.250%, 08/10/2026	430,000	481,729
6.875%, 11/10/2039	45,000	53,325
		2,245,001
Real estate – 0.1%
Crown Castle International Corp.
3.150%, 07/15/2023	170,000	164,767
3.200%, 09/01/2024	70,000	67,086
		231,853
Telecommunication services – 2.6%
AT&T, Inc.
4.100%, 02/15/2028 (D)	140,000	138,912
4.125%, 02/17/2026	255,000	255,473
4.250%, 03/01/2027	80,000	80,820
4.300%, 02/15/2030 (D)	390,000	388,065
4.750%, 05/15/2046	360,000	349,058
5.150%, 02/14/2050	685,000	690,702
SBA Tower Trust
2.898%, 10/15/2044 (D)	505,000	502,467
3.168%, 04/09/2047 (D)	530,000	522,578
3.448%, 03/15/2023 (D)	435,000	435,324
Sprint Corp.
7.125%, 06/15/2024	85,000	82,875
Sprint Spectrum Company LLC
5.152%, 03/20/2028 (D)	650,000	653,250
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	15,558
7.721%, 06/04/2038	25,000	30,568
Telecom Italia SpA
5.303%, 05/30/2024 (D)	500,000	508,750
Telefonica Emisiones SAU
5.877%, 07/15/2019	365,000	378,532
7.045%, 06/20/2036	170,000	215,396
Verizon Communications, Inc.
4.272%, 01/15/2036	330,000	315,469
4.400%, 11/01/2034	225,000	221,924
4.522%, 09/15/2048	190,000	182,744
4.672%, 03/15/2055	138,000	131,156
4.812%, 03/15/2039	120,000	122,575
4.862%, 08/21/2046	190,000	191,417
5.012%, 08/21/2054	135,000	134,044
5.250%, 03/16/2037	220,000	236,859
		6,784,516
Utilities – 1.7%
Acwa Power Management And
Investments One, Ltd.
5.950%, 12/15/2039 (D)	459,000	472,853
AmeriGas Partners LP
5.625%, 05/20/2024	20,000	19,875
5.875%, 08/20/2026	40,000	39,100
DTE Energy Company
1.500%, 10/01/2019	170,000	166,104
Duke Energy Corp.
3.750%, 09/01/2046	100,000	90,494
Duke Energy Florida LLC
3.400%, 10/01/2046	305,000	276,756
Duke Energy Progress LLC
4.375%, 03/30/2044	70,000	75,201
Emera US Finance LP
4.750%, 06/15/2046	10,000	10,019
Exelon Corp.
2.450%, 04/15/2021	50,000	48,858
2.850%, 06/15/2020	280,000	277,452
FirstEnergy Corp.
4.250%, 03/15/2023	70,000	71,661
Fortis, Inc.
2.100%, 10/04/2021	75,000	71,681
Georgia Power Company
2.000%, 09/08/2020	715,000	698,644

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	$175,000	$171,265
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	70,000	80,810
Pacific Gas & Electric Company
6.050%, 03/01/2034	320,000	380,971
Progress Energy, Inc.
7.000%, 10/30/2031	145,000	188,391
Sempra Energy
2.400%, 02/01/2020	185,000	183,006
South Carolina Electric & Gas Company
4.500%, 06/01/2064	250,000	240,793
The AES Corp.
4.000%, 03/15/2021	325,000	326,219
4.500%, 03/15/2023	15,000	15,273
5.125%, 09/01/2027	5,000	5,088
The Southern Company
1.850%, 07/01/2019	135,000	133,176
2.750%, 06/15/2020	300,000	297,420
2.950%, 07/01/2023	70,000	67,976
		4,409,086
TOTAL CORPORATE BONDS (Cost
$79,655,943)		$79,343,837

MUNICIPAL BONDS – 1.4%
Chicago Board of Education (Illinois)
5.482%, 12/01/2024	190,000	184,978
6.138%, 12/01/2039	85,000	79,738
Chicago Transit Authority, Series A
(Illinois)
6.899%, 12/01/2040	40,000	52,780
Chicago Transit Authority, Series B
(Illinois)
6.899%, 12/01/2040	395,000	521,199
City of Chicago (Illinois)
7.045%, 01/01/2029	320,000	345,059
7.375%, 01/01/2033	275,000	304,824
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	35,000	43,477
Puerto Rico Commonwealth Government
Employees Retirement System,
Series A
6.150%, 07/01/2038 (G)	475,000	172,188
Puerto Rico Commonwealth Government
Employees Retirement System,
Series C
6.300%, 07/01/2043 (G)	600,000	217,500
State of California
7.350%, 11/01/2039	420,000	613,994
7.550%, 04/01/2039	200,000	304,536
7.600%, 11/01/2040	205,000	317,123
State of Illinois, GO
5.375%, 07/01/2018	255,000	256,285
5.877%, 03/01/2019	340,000	347,361
TOTAL MUNICIPAL BONDS (Cost $3,923,576)		$3,761,042

TERM LOANS (H) – 1.7%
Consumer discretionary – 0.5%
Acosta, Inc. (1 month LIBOR + 3.250%)
5.127%, 09/26/2021	96,764	80,863
Bass Pro Group LLC (1 month LIBOR +
5.000%) 6.877%, 09/25/2024	99,500	98,505
Boyd Gaming Corp. (1 week LIBOR +
2.500%) 4.236%, 09/15/2023	105,693	106,174
Caesars Resort Collection LLC (1 month
LIBOR + 2.750%) 4.627%,
12/22/2024	111,012	111,718
CSC Holdings LLC (1 month LIBOR +
2.500%) 4.277%, 01/25/2026	100,000	99,969
Delta 2 Lux Sarl (1 month LIBOR +
2.500%) 4.377%, 02/01/2024	131,829	131,499
Golden Entertainment, Inc. (1 month
LIBOR + 3.000%) 4.880%,
10/20/2024	125,000	125,548
ION Media Networks, Inc. (2 month
LIBOR + 2.750%) 4.540%,
12/18/2020	220,753	221,029
Staples, Inc. (3 month LIBOR + 4.000%)
5.787%, 09/12/2024	129,675	128,346
Town Sports International LLC (1 month
LIBOR + 3.500%) 5.377%,
11/15/2020	101,962	100,713
Univision Communications, Inc. (1
month LIBOR + 2.750%) 4.627%,
03/15/2024	103,232	101,469
		1,305,833
Consumer staples – 0.2%
Albertson’s LLC (1 month LIBOR +
2.750%) 4.627%, 08/25/2021	163,051	160,958
Brightview Landscapes LLC (1 month
LIBOR + 3.000%) 4.846%,
12/18/2020	230,426	231,603
Galleria Company (1 month LIBOR +
3.000%) 4.688%, 09/29/2023	69,650	69,650
Post Holdings, Inc. (1 month LIBOR +
2.000%) 3.880%, 05/24/2024	59,550	59,639
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.627%,
02/05/2023	117,832	118,379
		640,229
Energy – 0.1%
California Resources Corp. (1 month
LIBOR + 10.375%) 12.229%,
12/31/2021	110,000	124,128
Chesapeake Energy Corp. (3 month
LIBOR + 7.500%) 9.444%,
08/23/2021	100,000	106,089
Foresight Energy LLC (1 month LIBOR
+ 5.750%) 7.627%, 03/28/2022	133,650	131,283
		361,500
Financials – 0.1%
Asurion LLC (1 month LIBOR +
2.750%) 4.648%, 11/03/2023	195,473	196,726
Health care – 0.2%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 4.627%,
03/01/2024	148,500	148,816
Community Health Systems, Inc. (3
month LIBOR + 2.750%) 4.734%,
12/31/2019	24,227	23,601
Endo International PLC (1 month
LIBOR + 4.250%) 6.188%,
04/29/2024	148,875	148,440
MPH Acquisition Holdings LLC (3
month LIBOR + 2.750%) 5.052%,
06/07/2023	105,548	105,970
Opal Acquisition, Inc. (3 month LIBOR
+ 4.000%) 6.029%, 11/27/2020	100,770	96,235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (H) (continued)
Health care (continued)
US Renal Care, Inc. (3 month LIBOR +
4.250%) 5.943%, 12/31/2022	$101,946	$102,286
		625,348
Industrials – 0.2%
Brand Industrial Services, Inc. (3 month
LIBOR + 4.250%) 6.001%,
06/21/2024	198,500	200,126
Gardner Denver, Inc. (3 month LIBOR +
2.750%) 5.052%, 07/30/2024	171,425	172,185
RBS Global, Inc. (1 month LIBOR +
2.250%) 4.111%, 08/21/2024	64,187	64,524
TransDigm, Inc. (1 month LIBOR +
2.750%) 4.627%, 05/14/2022	99,678	99,910
		536,745
Information technology – 0.2%
Conduent Business Services LLC (1
month LIBOR + 3.000%) 4.877%,
12/07/2023	128,375	128,963
First Data Corp. (1 month LIBOR +
2.250%) 4.122%, 07/08/2022	178,657	178,899
WEX, Inc. (1 month LIBOR + 2.250%)
4.127%, 06/30/2023	146,753	147,629
		455,491
Materials – 0.1%
Berry Global, Inc. (1 month LIBOR +
2.000%) 3.740%, 01/06/2021	223,197	224,034
Telecommunication services – 0.1%
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 4.438%,
02/02/2024	138,600	138,542
TOTAL TERM LOANS (Cost $4,473,477)		$4,484,448

COLLATERALIZED MORTGAGE
OBLIGATIONS – 13.0%
Commercial and residential – 11.4%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month
Treasury Average Index + 1.350%),
2.633%, 08/25/2035 (C)	241,558	212,202
Series 2005-56, Class 5A1 (1 month
LIBOR + 0.320%),
2.192%, 11/25/2035 (C)	108,802	98,050
Series 2005-72, Class A1 (1 month
LIBOR + 0.270%),
2.142%, 01/25/2036 (C)	30,633	29,070
Series 2005-7CB, Class 2A8 (1 month
LIBOR + 0.450%),
2.322%, 04/25/2035 (C)	200,748	180,757
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	128,359	101,016
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.190%),
2.062%, 09/25/2046 (C)	40,677	36,369
Series 2006-3, Class 2A11 (12 month
Treasury Average Index + 0.940%),
2.223%, 10/25/2046 (C)	56,122	48,874
Series 2007-2, Class A1 (1 month
LIBOR + 0.125%),
1.996%, 03/25/2047 (C)	32,452	29,566
Angel Oak Mortgage Trust I LLC
Series 2017-2, Class A1
2.478%, 07/25/2047 (D)(I)	314,727	309,238
Angel Oak Mortgage Trust LLC
Series 2017-1, Class A1,
2.810%, 01/25/2047 (D)(I)	101,301	99,718
Series 2017-3, Class A1,
2.708%, 11/25/2047 (D)(I)	274,676	274,662
BANK
Series 2017-BNK8, Class A4,
3.488%, 11/15/2050	185,000	184,515
Series 2017-BNK8, Class XA IO,
0.753%, 11/15/2050	4,511,282	260,785
Series 2017-BNK9, Class A4,
3.538%, 11/15/2054	790,000	788,506
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO,
1.521%, 02/15/2050	3,441,083	345,662
Series 2017-DELC, Class A (1 month
LIBOR + 0.850%),
2.627%, 08/15/2036 (C)(D)	949,000	948,105
BBCMS Trust
Series 2013-TYSN, Class A2
3.756%, 09/05/2032 (D)	330,000	335,835
BCAP LLC Trust
Series 2006-AA2, Class A1 (1 month
LIBOR + 0.170%)
2.042%, 01/25/2037 (C)	183,579	173,148
Bear Stearns ALT-A Trust
Series 2005-10, Class 11A1 (1 month
LIBOR + 0.500%)
2.372%, 01/25/2036 (C)	235,280	244,743
Bear Stearns Mortgage Funding Trust
Series 2006-AR3, Class 1A1 (1 month
LIBOR + 0.180%)
1.801%, 10/25/2036 (C)	19,362	18,027
Benchmark Mortgage Trust
Series 2018-B1, Class A5,
3.669%, 01/15/2051	215,000	216,999
Series 2018-B1, Class XA IO,
0.531%, 01/15/2051	1,351,354	55,340
Chase Mortgage Finance Trust
Series 2005-S3, Class A10
5.500%, 11/25/2035	245,673	233,780
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month
LIBOR + 0.680%),
2.552%, 03/25/2035 (C)	54,705	50,479
Series 2007-HY4, Class 1A1,
3.473%, 09/25/2047 (I)	187,627	175,506
CIM Trust
Series 2017-7, Class A
3.000%, 04/25/2057 (D)(I)	852,005	845,309
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO,
1.042%, 07/10/2047	2,346,013	118,597
Series 2015-GC29, Class AA IO,
1.113%, 04/10/2048	2,057,889	114,794
COLT Mortgage Loan Trust
Series 2016-3, Class A1,
2.800%, 12/26/2046 (D)(I)	158,234	156,900
Series 2017-1, Class A1,
2.614%, 05/27/2047 (D)(I)	257,807	255,742
Series 2018-1, Class A1,
2.930%, 02/25/2048 (D)(I)	378,218	378,203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG)
Series 2013-WWP, Class A2
3.424%, 03/10/2031 (D)	$800,000	$815,379
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	480,000	498,052
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	390,000	403,697
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	625,105	615,236
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2013-300P, Class A1
4.353%, 08/10/2030 (D)	260,000	273,180
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	15,000	15,080
Series 2015-C2, Class XA IO,
0.836%, 06/15/2057	5,507,134	236,632
Series 2015-C4, Class A4,
3.808%, 11/15/2048	705,000	723,179
Series 2016-C6, Class XA IO,
1.807%, 01/15/2049	1,697,697	170,176
CSMC Trust
Series 2017-FHA1, Class A1
3.250%, 04/25/2047 (D)(I)	312,050	304,577
Deephaven Residential Mortgage Trust
Series 2017-1A, Class A1,
2.725%, 12/26/2046 (D)(I)	147,688	145,663
Series 2017-2A, Class A1,
2.453%, 06/25/2047 (D)(I)	242,525	237,213
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (D)(I)	309,182	306,823
Deutsche Alt-A Securities Mortgage
Loan Trust
Series 2007-AR2, Class A1 (1 month
LIBOR + 0.150%)
2.022%, 03/25/2037 (C)	86,480	78,106
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.278%, 09/25/2043 (D)(I)	520,000	544,378
Series 2012-K706, Class B,
4.030%, 11/25/2044 (D)(I)	380,000	381,136
Series 2014-K503, Class B,
3.002%, 10/25/2047 (D)(I)	465,000	463,021
Series 2017-K64, Class B,
3.980%, 03/25/2027 (D)(I)	75,000	74,020
Series 2017-K65, Class B,
4.073%, 05/25/2027 (D)(I)	280,000	282,555
Series 2017-K66, Class B,
4.034%, 07/25/2027 (D)(I)	247,000	248,845
Series 2017-K67, Class B,
3.944%, 09/25/2049 (D)(I)	150,000	150,033
Series 2017-K71, Class B,
3.753%, 11/25/2050 (D)(I)	155,000	149,762
Series 2017-K728, Class B,
3.647%, 09/25/2024 (D)(I)	115,000	112,521
Series 2017-K729, Class B,
3.675%, 11/25/2049 (D)(I)	180,000	174,442
Series 2017-K729, Class C,
3.675%, 11/25/2049 (D)(I)	165,000	155,180
Galton Funding Mortgage Trust
Series 2018-1, Class A43
3.500%, 11/25/2057 (D)(I)	285,199	286,041
General Electric Capital Assurance
Company
Series 2003-1, Class A5
5.743%, 05/12/2035 (D)(I)	164,017	165,741
GMACM Mortgage Loan Trust
Series 2006-AR1, Class 1A1
3.901%, 04/19/2036 (I)	230,907	217,461
GS Mortgage Securities Trust
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (D)	670,000	680,772
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	395,000	408,350
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
3.703%, 01/25/2036 (I)	10,933	10,822
Series 2007-1F, Class 4A1 (1 month
LIBOR + 0.300%),
2.172%, 01/25/2037 (C)	136,809	76,462
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month
LIBOR + 0.330%),
2.250%, 09/19/2035 (C)	57,542	51,679
Series 2006-12, Class 2A13 (1 month
LIBOR + 0.240%),
2.048%, 12/19/2036 (C)	276,902	256,144
Series 2007-7, Class 2A1B (1 month
LIBOR + 1.000%),
2.621%, 10/25/2037 (C)	125,803	99,444
Series 2006-12, Class 2A2A (1 month
LIBOR + 0.190%),
1.998%, 01/19/2038 (C)	96,186	94,258
IndyMac INDA Mortgage Loan Trust
Series 2006-AR3, Class 1A1
3.687%, 12/25/2036 (I)	83,321	79,490
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C19, Class A4,
3.996%, 04/15/2047	395,000	409,003
Series 2014-C22, Class A4,
3.801%, 09/15/2047	135,000	138,265
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C4, Class A3,
3.141%, 12/15/2049	735,000	713,276
Series 2017-C7, Class A5,
3.409%, 10/15/2050	795,000	785,005
JPMorgan Mortgage Trust
Series 2006-A3, Class 3A2
3.415%, 05/25/2036 (I)	23,618	23,497
Lehman XS Trust
Series 2006-16N, Class A4A (1 month
LIBOR + 0.190%)
2.062%, 11/25/2046 (C)	209,529	204,390
LSTAR Securities Investment, Ltd.
Series 2017-3, Class A1 (1 month
LIBOR + 2.000%),
3.664%, 04/01/2022 (C)(D)	230,313	230,241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
LSTAR Securities
Investment, Ltd. (continued)
Series 2017-6, Class A (1 month
LIBOR + 1.750%),
3.414%, 09/01/2022 (C)(D)	$221,653	$221,792
Series 2017-7, Class A (1 month
LIBOR + 1.750%),
3.414%, 10/01/2022 (C)(D)	380,005	380,516
Series 2017-8, Class A (1 month
LIBOR + 1.650%),
3.314%, 11/01/2022 (C)(D)	306,937	307,855
Series 2018-1, Class A (1 month
LIBOR + 1.550%),
3.214%, 02/01/2023 (C)(D)	445,410	444,954
Luminent Mortgage Trust
Series 2006-4, Class A1A (1 month
LIBOR + 0.190%)
2.062%, 05/25/2046 (C)	194,030	175,701
MASTR Adjustable Rate Mortgages
Trust
Series 2004-13, Class 3A7
3.469%, 11/21/2034 (I)	50,596	51,895
MFA Trust
Series 2017-RPL1, Class A1
2.588%, 02/25/2057 (D)(I)	211,080	207,939
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C19, Class XA IO
1.120%, 12/15/2047	1,564,091	70,551
Morgan Stanley Capital I Trust
Series 2014-MP, Class A,
3.469%, 08/11/2033 (D)	475,000	478,487
Series 2017-H1, Class XA IO,
1.458%, 06/15/2050	780,886	71,232
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.750%, 11/26/2035 (D)(I)	568,965	574,659
Series 2016-4A, Class A1,
3.750%, 11/25/2056 (D)(I)	574,939	580,350
Series 2017-1A, Class A1,
4.000%, 02/25/2057 (D)(I)	1,120,647	1,142,470
Series 2017-2A, Class A3,
4.000%, 03/25/2057 (D)(I)	999,120	1,018,405
Series 2017-3A, Class A1,
4.000%, 04/25/2057 (D)(I)	799,966	813,237
Series 2017-4A, Class A1,
4.000%, 05/25/2057 (D)(I)	667,140	679,243
Series 2017-5A, Class A1 (1 month
LIBOR + 1.500%),
3.372%, 06/25/2057 (C)(D)	799,116	822,334
OBP Depositor LLC Trust
Series 2010-OBP, Class A
4.646%, 07/15/2045 (D)	311,000	320,924
RALI Series Trust
Series 2007-QH7, Class 1A1 (1 month
LIBOR + 0.250%),
1.871%, 08/25/2037 (C)	120,024	116,370
Series 2007-QH9, Class A1,
2.513%, 11/25/2037 (I)	107,739	93,735
Sequoia Mortgage Trust
Series 2007-3, Class 2AA1
3.558%, 07/20/2037 (I)	19,706	18,900
WaMu Mortgage Pass-Through
Certificates
Series 2007-HY6, Class 1A1
3.162%, 06/25/2037 (I)	29,036	27,352
Washington Mutual Mortgage
Pass-Through Certificates
Series 2006-5, Class 1A1 (1 month
LIBOR + 0.600%)
2.472%, 07/25/2036 (C)	40,829	28,809
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	310,000	316,913
Series 2015-NXS1, Class D,
4.102%, 05/15/2048 (I)	40,000	35,702
Series 2015-NXS1, Class XA IO,
1.172%, 05/15/2048	2,089,503	113,730
Series 2015-NXS3, Class XA IO,
1.165%, 09/15/2057	4,634,005	240,708
Wells Fargo Mortgage Backed Securities
Trust
Series 2006-AR2, Class 2A1
3.742%, 03/25/2036 (I)	32,903	33,336
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	304,634	316,961
Series 2014-C20, Class A5,
3.995%, 05/15/2047	600,000	619,061
		30,133,845
U.S. Government Agency – 1.6%
Federal Home Loan Mortgage Corp.
Series 3883, Class PB,
3.000%, 05/15/2041	170,319	170,010
Series K064, Class X1 IO,
0.608%, 03/25/2027	2,323,080	108,372
Series K068, Class A2,
3.244%, 08/25/2027	545,000	545,116
Federal National Mortgage Association
Series 2012-18, Class GA,
2.000%, 12/25/2041	283,611	270,999
Series 2012-21, Class PQ,
2.000%, 09/25/2041	150,172	142,906
Series 2012-75, Class KC,
2.500%, 12/25/2041	301,547	293,283
Series 2014-04, Class 1M2 (1 month
LIBOR + 4.900%),
6.521%, 11/25/2024 (C)	167,229	191,454
Series 2015-04, Class 1M2 (1 month
LIBOR + 5.700%),
7.321%, 04/25/2028 (C)	91,939	106,641
Series 2015-48, Class QB,
3.000%, 02/25/2043	393,207	390,559
Series 2016-C02, Class 1M2 (1 month
LIBOR + 6.000%),
7.621%, 09/25/2028 (C)	69,000	82,597
Series 2016-C07, Class 2M2 (1 month
LIBOR + 4.350%),
5.971%, 05/25/2029 (C)	485,000	538,620
Series 2017-72, Class B,
3.000%, 09/25/2047	355,458	352,168
Series 2017-72, Class CD,
3.000%, 09/25/2047	370,906	367,459

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
Series 2017-C01, Class 1M2 (1 month
LIBOR + 3.550%),
5.171%, 07/25/2029 (C)	$240,000	$260,591
Series 2018-23, Class LA,
3.500%, 04/25/2048	340,658	345,359
Government National Mortgage
Association
Series 2006-38, Class XS IO
5.464%, 09/16/2035	86,270	10,444
		4,176,578
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,432,285)		$34,310,423

ASSET BACKED SECURITIES – 22.7%
ABFC Trust
Series 2006-HE1, Class A2D (1 month
LIBOR + 0.220%)
2.092%, 01/25/2037 (C)	146,276	99,284
AIMCO CLO
Series 2015-AA, Class AR (3 month
LIBOR + 0.850%)
2.572%, 01/15/2028 (C)(D)	365,000	365,085
Anchorage Capital CLO, Ltd.
Series 2016-9A, Class A (3 month
LIBOR + 1.510%)
3.232%, 01/15/2029 (C)(D)	446,849	450,052
Apidos CLO XVII
Series 2014-17A, Class A1R (3 month
LIBOR + 1.310%)
3.041%, 04/17/2026 (C)(D)	1,200,000	1,200,376
Series 2014-17A, Class A2R (3 month
LIBOR + 1.850%)
3.581%, 04/17/2026 (C)(D)	1,145,000	1,145,318
Apidos CLO XX
Series 2015-20A, Class A1R (3 month
LIBOR + 1.330%)
3.052%, 01/16/2027 (C)(D)	700,000	700,169
Apidos CLO XXI
Series 2015-21A, Class A1 (3 month
LIBOR + 1.430%)
3.164%, 07/18/2027 (C)(D)	1,170,000	1,172,173
Atlas Senior Loan Fund X, Ltd.
Series 2018-10A, Class A (3 month
LIBOR + 1.090%)
2.796%, 01/15/2031 (C)(D)	385,000	384,862
Atrium XII
Series 2012-A, Class AR (3 month
LIBOR + 0.830%)
2.575%, 04/22/2027 (C)(D)	765,000	764,720
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
2.845%, 04/25/2026 (C)(D)	885,000	885,296
Avery Point VI CLO, Ltd.
Series 2015-6A, Class A (3 month
LIBOR + 1.450%)
3.237%, 08/05/2027 (C)(D)	1,230,000	1,232,096
Bayview Koitere Fund Trust
Series 2017-RT4, Class A
3.500%, 07/28/2057 (D)(I)	896,745	902,852
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A
3.500%, 01/28/2058 (D)(I)	598,978	602,761
Bayview Opportunity Master Fund
IIIa Trust
Series 2017-RN7, Class A1
3.105%, 09/28/2032 (D)	73,746	73,454
Series 2017-RN8, Class A1
3.352%, 11/28/2032 (D)	517,261	515,691
Bayview Opportunity Master Fund IV
Trust
Series 2018-RN2, Class A1
3.598%, 02/25/2033 (D)	432,036	431,320
Bayview Opportunity Master Fund
IVa Trust
Series 2017-SPL1, Class A
4.000%, 10/28/2064 (D)(I)	703,233	714,474
Series 2017-SPL5, Class A
3.500%, 06/28/2057 (D)(I)	449,780	451,841
Bayview Opportunity Master Fund
IVb Trust
Series 2017-NPL2, Class A1
2.981%, 10/28/2032 (D)	485,711	483,485
Series 2017-SPL3, Class A
4.000%, 11/28/2053 (D)(I)	331,029	339,307
Series 2017-SPL4, Class A
3.500%, 01/28/2055 (D)(I)	383,638	385,400
BlueMountain CLO, Ltd.
Series 2015-3A, Class A1 (3 month
LIBOR + 1.480%)
3.225%, 10/20/2027 (C)(D)	1,040,000	1,040,376
CAL Funding II, Ltd.
Series 2012-1A, Class A
3.470%, 10/25/2027 (D)	91,667	90,899
Carlyle Global Market Strategies
Series 2014-4A, Class A1R (3 month
LIBOR + 1.200%)
2.922%, 10/15/2026 (C)(D)	425,000	425,075
Series 2015-2A, Class A1 (3 month
LIBOR + 1.470%)
3.230%, 04/27/2027 (C)(D)	770,000	770,300
Series 2016-3A, Class A2 (3 month
LIBOR + 1.900%)
3.645%, 10/20/2029 (C)(D)	430,000	433,051
CarMax Auto Owner Trust
Series 2014-2, Class D
2.580%, 11/16/2020	280,000	279,969
CBAM, Ltd.
Series 2017-3A, Class A (3 month
LIBOR + 1.230%)
2.599%, 10/17/2029 (C)(D)	710,000	714,513
Cent CLO, Ltd.
Series 2013-17A, Class A1 (3 month
LIBOR + 1.300%)
3.067%, 01/30/2025 (C)(D)	300,687	300,825
Series 2014-21A, Class A1AR (3
month LIBOR + 1.210%)
2.584%, 07/27/2026 (C)(D)	590,000	590,179
Series 2014-22A, Class A1R (3 month
LIBOR + 1.410%)
3.203%, 11/07/2026 (C)(D)	440,000	440,265
CIFC Funding II, Ltd.
Series 2014-2A, Class A1LR (3 month
LIBOR + 1.200%)
3.144%, 05/24/2026 (C)(D)	890,000	890,610

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
CIG Auto Receivables Trust
Series 2017-1A, Class A
2.710%, 05/15/2023 (D)	$149,415	$148,565
CLUB Credit Trust
Series 2017-P2, Class A
2.610%, 01/15/2024 (D)	529,202	527,569
Conn’s Receivables Funding LLC
Series 2017-B, Class A
2.730%, 07/15/2020 (D)	103,361	103,191
Covenant Credit Partners CLO III, Ltd.
Series 2017-1A, Class B (3 month
LIBOR + 1.850%)
3.572%, 10/15/2029 (C)(D)	250,000	250,754
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A
2.650%, 06/15/2026 (D)	300,000	297,100
Dryden Senior Loan Fund
Series 2013-30A, Class AR (3 month
LIBOR + 0.820%)
2.659%, 11/15/2028 (C)(D)	819,000	818,939
Series 2015-38A, Class A (3 month
LIBOR + 1.430%)
3.152%, 07/15/2027 (C)(D)	660,000	661,801
First Franklin Mortgage Loan Trust
Series 2006-FF12, Class A5 (1 month
LIBOR + 0.310%)
1.931%, 09/25/2036 (C)	240,000	213,578
First Investors Auto Owner Trust
Series 2014-3A, Class A3
1.670%, 11/16/2020 (D)	22,968	22,959
Series 2014-3A, Class B
2.390%, 11/16/2020 (D)	170,000	169,828
Galaxy XIX CLO, Ltd.
Series 2015-19A, Class A1R (3 month
LIBOR + 1.220%)
2.961%, 07/24/2030 (C)(D)	895,000	900,607
GSAA Home Equity Trust
Series 2006-15, Class AF6
5.876%, 09/25/2036	463,338	241,798
Series 2006-20, Class 2A1A (1 month
LIBOR + 0.050%)
1.922%, 12/25/2046 (C)	387,865	286,908
Series 2006-10, Class AF3
5.984%, 06/25/2036 (I)	185,757	92,421
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035	325,000	331,115
GSAMP Trust
Series 2007-FM2, Class A2B (1
month LIBOR + 0.090%)
1.962%, 01/25/2037 (C)	274,324	173,786
Highbridge Loan Management, Ltd.
Series 2015-6A, Class A1R (3 month
LIBOR + 1.000%)
2.845%, 02/05/2031 (C)(D)	250,000	250,265
Honor Automobile Trust Securitization
Series 2016-1A, Class A
2.940%, 11/15/2019 (D)	175,568	175,628
KKR CLO, Ltd.
Series 15, Class A1A (3 month
LIBOR + 1.560%)
3.294%, 10/18/2028 (C)(D)	645,000	646,500
Series 21, Class A (3 month LIBOR +
1.000%)
3.020%, 04/15/2031 (C)(D)	560,000	560,000
LCM XXV, Ltd.
Series 25A, Class A (3 month LIBOR
+ 1.210%)
2.955%, 07/20/2030 (C)(D)	835,000	840,657
Lendmark Funding Trust
Series 2016-2A, Class A
3.260%, 04/21/2025 (D)	540,000	539,862
Series 2017-1A, Class A
2.830%, 12/22/2025 (D)	360,000	358,142
Madison Park Funding XI, Ltd.
Series 2013-11A, Class AR (3 month
LIBOR + 1.160%)
2.904%, 07/23/2029 (C)(D)	721,000	722,632
Madison Park Funding XII, Ltd.
Series 2014-12A, Class B1R (3 month
LIBOR + 1.650%)
3.395%, 07/20/2026 (C)(D)	530,000	530,107
Magnetite IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.000%)
2.745%, 07/25/2026 (C)(D)	915,000	915,321
Magnetite VIII, Ltd.
Series 2014-8A, Class AR (3 month
LIBOR + 1.300%)
3.022%, 04/15/2026 (C)(D)	560,000	560,133
Magnetite XII, Ltd.
Series 2015-12A, Class AR (3 month
LIBOR + 1.330%)
3.052%, 04/15/2027 (C)(D)	555,000	557,823
Marlette Funding Trust
Series 2017-3A, Class A
2.360%, 12/15/2024 (D)	262,192	261,204
MFRA Trust
Series 2017-NPL1, Class A1
3.352%, 11/25/2047 (D)	651,287	647,098
Nationstar HECM Loan Trust
Series 2017-1A, Class A
1.968%, 05/25/2027 (D)	93,838	93,508
Series 2017-1A, Class M1
2.942%, 05/25/2027 (D)	100,000	99,290
Series 2017-2A, Class A1
2.038%, 09/25/2027 (D)(I)	181,558	180,423
New Residential Advance
Receivables Trust
Series 2016-T2, Class AT2
2.575%, 10/15/2049 (D)	770,000	762,145
Series 2017-T1, Class AT1
3.214%, 02/15/2051 (D)	645,000	641,301
New Residential Mortgage Loan Trust
Series 2017-6A, Class A1
4.000%, 08/27/2057 (D)(I)	883,995	897,506
New Residential Mortgage Trust
Series 2018-1A, Class A1A
4.000%, 12/25/2057 (D)(I)	362,965	371,021
NRZ Advance Receivables Trust
Series 2016-T4, Class AT4
3.107%, 12/15/2050 (D)	740,000	736,705
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A
3.193%, 01/25/2023 (D)	626,825	623,433
Series 2018-PLS2, Class A
3.265%, 02/25/2023 (D)	380,180	379,187
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL1, Class A1
3.000%, 06/25/2057 (D)	252,014	250,536

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Oaktree EIF II, Ltd.
Series 2017-IIIA, Class A2 (3 month
LIBOR + 1.450%)
3.181%, 07/17/2029 (C)(D)	$445,000	$448,944
OCP CLO, Ltd.
Series 2015-8A, Class A1R (3 month
LIBOR + 0.850%)
2.581%, 04/17/2027 (C)(D)	1,065,000	1,065,094
OHA Credit Partners VIII, Ltd.
Series 2013-8A, Class A (3 month
LIBOR + 1.120%)
2.865%, 04/20/2025 (C)(D)	641,727	641,933
OneMain Financial Issuance Trust
Series 2016-2A, Class A
4.100%, 03/20/2028 (D)	994,133	1,001,235
Series 2017-1A, Class A1
2.370%, 09/14/2032 (D)	889,000	873,927
OZLM XII, Ltd.
Series 2015-12A, Class A1 (3 month
LIBOR + 1.450%)
3.217%, 04/30/2027 (C)(D)	1,025,000	1,027,699
Pretium Mortgage Credit Partners I LLC
Series 2017-NPL5, Class A1
3.327%, 12/30/2032 (D)(I)	228,589	228,114
Series 2018-NPL1, Class A1
3.375%, 01/27/2033 (D)	239,961	239,230
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A
2.360%, 11/15/2023 (D)	273,530	272,467
Securitized Asset Backed
Receivables LLC Trust
Series 2006-HE1, Class A2B (1 month
LIBOR + 0.090%)
1.962%, 07/25/2036 (C)	161,099	80,307
Shackleton VIII CLO, Ltd.
Series 2015-8A, Class A1R (3 month
LIBOR + 0.920%)
2.665%, 10/20/2027 (C)(D)	1,035,000	1,035,144
Skopos Auto Receivables Trust
Series 2018-1A, Class A
3.190%, 09/15/2021 (D)	520,000	519,843
SoFi Consumer Loan Program LLC
Series 2016-2A, Class A
3.090%, 10/27/2025 (D)	267,095	267,229
Series 2016-3, Class A
3.050%, 12/26/2025 (D)	296,408	296,168
Series 2017-1, Class A
3.280%, 01/26/2026 (D)	221,228	221,615
Series 2017-3, Class A
2.770%, 05/25/2026 (D)	113,126	112,345
Series 2017-4, Class A
2.500%, 05/26/2026 (D)	223,690	221,086
Sound Point CLO IV, Ltd.
Series 2013-3A, Class AR (3 month
LIBOR + 1.100%)
2.845%, 01/21/2026 (C)(D)	510,607	510,687
Sound Point CLO XIX, Ltd.
Series 2018-1A, Class A (3 month
LIBOR + 1.000%)
3.202%, 04/15/2031 (C)(D)	750,000	750,000
Sound Point CLO XV, Ltd.
Series 2017-1A, Class A (3 month
LIBOR + 1.390%)
3.134%, 01/23/2029 (C)(D)	305,000	307,064
Soundview Home Loan Trust
Series 2007-OPT2, Class 2A3 (1
month LIBOR + 0.180%)
2.052%, 07/25/2037 (C)	44,424	38,411
Springleaf Funding Trust
Series 2016-AA, Class A
2.900%, 11/15/2029 (D)	720,000	716,836
Springleaf Funding Trust
Series 2017-AA, Class A
2.680%, 07/15/2030 (D)	900,000	885,927
SPS Servicer Advance Receivables Trust
Series 2016-T2, Class AT2
2.750%, 11/15/2049 (D)	630,000	630,908
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (D)(I)	47,205	47,072
Series 2015-4, Class A1B
2.750%, 04/25/2055 (D)(I)	184,020	182,632
Series 2016-2, Class A1A
2.750%, 08/25/2055 (D)(I)	402,453	396,946
Series 2016-3, Class A1
2.250%, 04/25/2056 (D)(I)	529,799	521,375
Series 2017-1, Class A1
2.750%, 10/25/2056 (D)(I)	1,141,487	1,128,814
Series 2017-2, Class A1
2.750%, 04/25/2057 (D)(I)	295,012	292,867
Series 2017-3, Class A1
2.750%, 07/25/2057 (D)(I)	514,374	509,645
Series 2017-4, Class A1
2.750%, 06/25/2057 (D)(I)	719,052	708,711
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%)
2.472%, 02/25/2057 (C)(D)	783,527	786,342
Treman Park CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.370%)
3.115%, 04/20/2027 (C)(D)	745,000	745,302
U.S. Residential Opportunity Fund IV
Trust
Series 2017-1III, Class A
3.352%, 11/27/2037 (D)	476,476	475,250
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
2.602%, 07/15/2027 (C)(D)	915,000	914,994
VOLT LX LLC
Series 2017-NPL7, Class A1
3.250%, 06/25/2047 (D)	205,618	204,743
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (D)	176,252	175,284
VOLT LXIII LLC
Series 2017-NP10, Class A1
3.000%, 10/25/2047 (D)	369,765	366,310
VOLT LXIV LLC
Series 2017-NP11, Class A1
3.375%, 10/25/2047 (D)	867,839	865,485
Voya CLO, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.900%)
2.634%, 01/18/2029 (C)(D)	730,000	730,288
Series 2015-1A, Class A2R (3 month
LIBOR + 1.250%)
2.984%, 01/18/2029 (C)(D)	255,000	254,792

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd. (continued)
Series 2017-4A, Class A1 (3 month
LIBOR + 1.130%)
2.514%, 10/15/2030 (C)(D)		$250,000	$251,447
Wendys Funding LLC
Series 2018-1A, Class A2II
3.884%, 03/15/2048 (D)		234,413	232,235
Westlake Automobile Receivables Trust
Series 2017-2A, Class D
3.280%, 12/15/2022 (D)		535,000	532,238
TOTAL ASSET BACKED SECURITIES (Cost
$59,955,095)			$59,832,409

PURCHASED OPTIONS – 0.1%
Puts – 0.1%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 3.200% (Expiration
Date: 2-28-19; Strike Rate: 3.200%;
Counterparty: JPMorgan Chase Bank
N.A.) (J)(K)		4,755,000	52,543
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 3.200% (Expiration
Date: 2-28-19; Strike Rate: 3.200%;
Counterparty: JPMorgan Chase Bank
N.A.) (J)(K)		7,410,000	81,881
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 3.200% (Expiration
Date: 2-28-19; Strike Rate: 3.200%;
Counterparty: JPMorgan Chase Bank
N.A.) (J)(K)		6,415,000	70,887
			205,311
TOTAL PURCHASED OPTIONS (Cost $307,201)			$205,311

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
1.8276% (L)(M)		65,301	653,131
TOTAL SECURITIES LENDING COLLATERAL (Cost
$653,222)			$653,131

SHORT-TERM INVESTMENTS – 2.7%
Banker’s acceptance – 0.2%
Bank of Montreal
1.431%, 04/02/2018 *	CAD	115,000	89,246
Canadian Imperial Bank of Commerce
1.497%, 04/18/2018 *		165,000	127,964
Royal Bank of Canada
1.483%, 04/13/2018 *		105,000	81,449
The Bank of Nova Scotia
1.531%, 04/10/2018 *		70,000	54,306
1.534%, 04/02/2018 *		75,000	58,204
The Toronto-Dominion Bank
1.458%, 04/06/2018 *		50,000	38,797
1.522%, 04/10/2018 *		70,000	54,306
			504,272
Foreign government – 1.2%
Argentina Treasury Bill
2.967%, 06/15/2018 *		$487,925	484,895
3.032%, 05/24/2018 *		146,833	146,178
3.195%, 04/27/2018 *		263,996	263,491
Egypt Treasury Bill
14.846%, 10/16/2018 *	EGP	3,800,000	197,942
Japan Treasury Discount Bill
(0.209)%, 06/04/2018 *	JPY	37,100,000	348,797
(0.141)%, 04/09/2018 *		162,950,000	1,531,461
Spain Treasury Bill
(0.484)%, 05/11/2018 *	EUR	140,000	172,356
			3,145,120
Repurchase agreement – 1.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 3-29-18 at 1.810%
to be repurchased at $3,500,704 on
4-2-18, collateralized by $3,738,000
Federal Home Loan Mortgage Corp.,
1.620% due 9-2-21 (valued at
$3,570,220, including interest)		$3,500,000	$3,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,076,713)			$7,149,392
Total Investments (Investment Quality Bond Trust)
(Cost $355,899,882) – 133.9%			$353,227,128
Other assets and liabilities, net – (33.9%)			(89,435,616)
TOTAL NET ASSETS – 100.0%			$263,791,512

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $93,144,808 or 35.3% of the fund’s net assets as of 3-31-18.
(E)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $637,540.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Non-income producing - Issuer is in default.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

(I)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 3-31-18.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	121	Long	Jun 2018	$13,806,512	$13,849,774	$43,262
Eurodollar Futures	26	Long	Mar 2019	6,325,862	6,331,650	5,788
U.S. Treasury Long Bond Futures	21	Long	Jun 2018	3,004,186	3,079,125	74,939
Ultra U.S. Treasury Bond Futures	28	Long	Jun 2018	4,392,332	4,493,125	100,793
10-Year Canada Government Bond Futures	11	Short	Jun 2018	(1,131,738)	(1,137,866)	(6,128)
10-Year U.S. Treasury Note Futures	80	Short	Jun 2018	(9,640,479)	(9,691,250)	(50,771)
10-Year Ultra U.S. Treasury Bond Futures	24	Short	Jun 2018	(3,071,612)	(3,116,625)	(45,013)
Eurodollar Futures	52	Short	Mar 2020	(12,625,054)	(12,636,650)	(11,596)
						$111,274

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	32,343	AUD	40,000	State Street Bank and Trust Company	4/4/2018	$1,621	—
USD	151,373	CAD	190,000	State Street Bank and Trust Company	4/2/2018	3,898	—
USD	63,815	CAD	80,000	JPMorgan Chase Bank N.A.	4/4/2018	1,718	—
USD	38,624	CAD	50,000	Royal Bank of Scotland PLC	4/4/2018	—	($187)
USD	38,722	CAD	50,000	Royal Bank of Scotland PLC	4/6/2018	—	(90)
USD	112,781	CAD	140,000	State Street Bank and Trust Company	4/10/2018	4,098	—
USD	80,267	CAD	105,000	HSBC Bank USA	4/13/2018	—	(1,251)
USD	131,508	CAD	165,000	Deutsche Bank AG London	4/18/2018	3,397	—
USD	55,218	CAD	70,000	State Street Bank and Trust Company	5/9/2018	847	—
USD	218,289	EUR	180,000	JPMorgan Chase Bank N.A.	4/16/2018	—	(3,379)
USD	68,800	EUR	55,000	BNP Paribas SA	4/20/2018	1,048	—
USD	93,655	EUR	75,000	BNP Paribas SA	4/30/2018	1,201	—
USD	111,993	EUR	90,000	JPMorgan Chase Bank N.A.	4/30/2018	1,047	—
USD	1,121,623	EUR	907,000	Morgan Stanley and Company International PLC	4/30/2018	3,541	—
USD	93,731	EUR	75,000	Deutsche Bank AG London	5/11/2018	1,204	—
USD	80,916	EUR	65,000	Standard Chartered Bank	5/11/2018	726	—
USD	199,176	EUR	160,000	JPMorgan Chase Bank N.A.	5/15/2018	1,729	—
USD	167,502	EUR	135,000	State Street Bank and Trust Company	6/20/2018	447	—
USD	70,362	GBP	50,000	Morgan Stanley and Company International PLC	4/3/2018	212	—
USD	69,911	GBP	50,000	State Street Bank and Trust Company	4/3/2018	—	(239)
USD	70,322	GBP	50,000	BNP Paribas SA	4/25/2018	109	—
USD	1,455,522	JPY	162,950,000	Citibank N.A.	4/9/2018	—	(76,470)
USD	349,533	JPY	37,100,000	Citibank N.A.	6/4/2018	—	(514)
						$26,843	($82,130)

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	5,100,000	USD	Fixed 4.318%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2028	—	$(780,756)	$(780,756)
JPMorgan Chase Bank	2,100,000	USD	Fixed 3.425%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2039	—	(213,429)	(213,429)
								—	$(994,185)	$(994,185)
				USD Federal Funds H.15
Centrally cleared	1,090,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	—	11,643	11,643

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
				USD Federal Funds H.15
Centrally cleared	1,075,000	USD	Fixed 2.179%	OIS COMPOUND	Annual	Annual	Nov 2024	$(1,129)	$12,612	$11,483
				USD Federal Funds H.15
Centrally cleared	140,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	1,725	(844)	881
				USD Federal Funds H.15
Centrally cleared	515,000	USD	Fixed 2.250%	OIS COMPOUND	Annual	Annual	Nov 2024	6,336	(3,097)	3,239
				USD Federal Funds H.15
Centrally cleared	1,536,000	USD	Fixed 2.060%	OIS COMPOUND	Annual	Annual	Nov 2024	35,015	(7,349)	27,666
				USD Federal Funds H.15
Centrally cleared	745,000	USD	Fixed 2.459%	OIS COMPOUND	Annual	Annual	Nov 2024	—	(4,898)	(4,898)
				USD Federal Funds H.15
Centrally cleared	750,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	(4,698)	(4,698)
				USD Federal Funds H.15
Centrally cleared	655,000	USD	Fixed 2.453%	OIS COMPOUND	Annual	Annual	Nov 2024	—	(4,073)	(4,073)
				USD Federal Funds H.15
Centrally cleared	1,620,000	USD	Fixed 1.625%	OIS COMPOUND	Annual	Annual	Nov 2026	—	93,476	93,476
Centrally cleared	11,538,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	643,143	(95,030)	548,113
Centrally cleared	1,640,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(36,647)	50,756	14,109
								$648,443	$48,498	$696,941
								$648,443	$(945,687)	$(297,244)

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	1,972,000	USD	$1,972,000	1.000%	Quarterly	Dec 2022	$(39,603)	$2,276	$(37,327)
				$1,972,000				$(39,603)	$2,276	$(37,327)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Deutsche Bank AG	CMBX.NA.BBB-.6	7.163%	110,000	USD	$110,000	3.000%	Monthly	May 2063	$(18,603)	$2,482	$(16,121)
Goldman Sachs International	CMBX.NA.BBB-.6	7.163%	140,000	USD	140,000	3.000%	Monthly	May 2063	(23,513)	2,996	(20,517)
Morgan Stanley & Company
International PLC	Brazil Republic	1.482%	453,000	USD	453,000	1.000%	Quarterly	Dec 2022	(11,643)	2,285	(9,358)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	7.163%	255,000	USD	255,000	3.000%	Monthly	May 2063	(41,682)	4,312	(37,370)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	7.163%	130,000	USD	130,000	3.000%	Monthly	May 2063	(21,604)	2,552	(19,052)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	7.163%	115,000	USD	115,000	3.000%	Monthly	May 2063	(19,476)	2,623	(16,853)
Morgan Stanley & Company
International PLC	CMBX.NA.BBB-.6	7.163%	69,000	USD	69,000	3.000%	Monthly	May 2063	(11,691)	1,579	(10,112)
					$1,272,000				$(148,212)	$18,829	$(129,383)
Centrally cleared	iTraxx Crossover Series 28 Version
	1	2.492%	52,000	EUR	64,808	5.000%	Quarterly	Dec 2022	6,057	1,017	7,074
Centrally cleared	CDX.EM.29	1.370%	515,000	USD	515,000	1.000%	Quarterly	Jun 2023	(10,027)	1,212	(8,815)
Centrally cleared	CDX.NA.HY.30	3.605%	220,000	USD	220,000	5.000%	Quarterly	Jun 2023	13,609	68	13,677
					$799,808				$9,639	$2,297	$11,936
					$2,071,808				$(138,573)	$21,126	$(117,447)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 82.5%
Equity – 82.5%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	1,237,195	$24,385,123
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $21,190,132)		$24,385,123

UNAFFILIATED INVESTMENT COMPANIES – 17.5%
Exchange-traded funds – 17.5%
Financial Select Sector SPDR Fund	18,839	519,391
Vanguard Energy ETF	3,984	368,002
Vanguard FTSE Emerging Markets ETF	33,226	1,560,957
Vanguard Health Care ETF	1,333	204,655
Vanguard Information Technology ETF	4,208	719,568
Vanguard Materials ETF	950	122,455
Vanguard Mid-Cap ETF	5,805	895,189
Vanguard Real Estate ETF	3,944	297,654
Vanguard Small-Cap ETF	3,266	479,841
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$4,334,970)		$5,167,712

SHORT-TERM INVESTMENTS – 0.1%
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (D)	10,798	10,798
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,798)		$10,798
Total Investments (Lifestyle Aggressive
Portfolio) (Cost $25,535,900) – 100.1%		$29,563,633
Other assets and liabilities, net – (0.1%)		(21,404)
TOTAL NET ASSETS – 100.0%		$29,542,229

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.

Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 49.6%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	25,801,581	$508,549,159
Fixed income – 50.4%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	39,141,215	517,446,860
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $966,171,445)		$1,025,996,019
Total Investments (Lifestyle Balanced
Portfolio) (Cost $966,171,445) – 100.0%		$1,025,996,019
Other assets and liabilities, net – (0.0%)		(88,478)
TOTAL NET ASSETS – 100.0%		$1,025,907,541

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 20.1%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	1,844,931	$36,363,583
Fixed income – 79.9%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	10,911,740	144,253,204
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $179,996,991)		$180,616,787
Total Investments (Lifestyle Conservative
Portfolio) (Cost $179,996,991) – 100.0%		$180,616,787
Other assets and liabilities, net – (0.0%)		(29,221)
TOTAL NET ASSETS – 100.0%		$180,587,566

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 70.2%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	240,903,844	$4,748,214,762
Fixed income – 29.8%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	152,155,594	2,011,496,959
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $6,118,863,065)		$6,759,711,721

COMMON STOCKS – 0.0%
Financials – 0.0%
Banks – 0.0%
Irish Bank Resolution Corp., Ltd. (D)(E)	3,621	0
Health Care – 0.0%
Health care equipment and supplies – 0.0%
MedCath Corp. (D)(E)	500	250
Industrials – 0.0%
Airlines – 0.0%
Virgin Australia Holdings, Ltd. (D)(E)	16,061	62
Information Technology – 0.0%
Air freight and logistics – 0.0%
CEVA Holdings LLC (E)	1,115	680,193
Materials – 0.0%
Metals and mining – 0.0%
China Metal Recycling Holdings, Ltd. (D)(E)	7,800	0
Timminco, Ltd. (E)	300	0
TOTAL COMMON STOCKS (Cost $409,843)		$680,505

PREFERRED SECURITIES – 0.0%
Information technology – 0.0%
Air freight and logistics – 0.0%
CEVA Holdings LLC, Series A1 (E)	31	27,900
CEVA Holdings LLC, Series A2 (E)	1,068	651,553
TOTAL PREFERRED SECURITIES (Cost
$355,665)		$679,453
Total Investments (Lifestyle Growth
Portfolio) (Cost $6,119,628,573) – 100.0%		$6,761,071,679
Other assets and liabilities, net – (0.0%)		(295,373)
TOTAL NET ASSETS – 100.0%		$6,760,776,306

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.

Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 100.0%
Equity – 39.5%
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	6,349,461	$125,147,883
Fixed income – 60.5%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	14,506,830	$191,780,286
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $304,203,586)		$316,928,169
Total Investments (Lifestyle Moderate
Portfolio) (Cost $304,203,586) – 100.0%		$316,928,169
Other assets and liabilities, net – (0.0%)		(39,891)
TOTAL NET ASSETS – 100.0%		$316,888,278

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

Managed Volatility Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 99.1%
Equity – 99.1%
Alpha Opportunities, Series NAV,
JHVIT (Wellington)	503,741	$5,067,631
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	625,517	23,087,848
Capital Appreciation, Series NAV,
JHVIT (Jennison)	1,461,257	22,386,461
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	596,309	7,382,301
Emerging Markets Value, Series NAV,
JHVIT (DFA)	2,063,588	22,389,933
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	2,239,460	38,115,607
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	2,219,710	30,920,556
International Growth, Class NAV, JHF
III (Wellington)	477,414	13,639,712
International Growth Stock, Series NAV,
JHVIT (Invesco)	1,122,576	20,621,729
International Value, Series NAV,
JHVIT (Templeton)	1,746,371	24,169,773
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	1,181,158	10,063,466
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	712,112	13,451,792
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	1,197,911	13,716,082
Multifactor Large Cap ETF, JHETF (DFA)	122,871	4,245,193
Multifactor Mid Cap ETF, JHETF (DFA)	62,781	2,152,760
Real Estate Securities, Series NAV,
JHVIT (Deutsche)	394,459	7,261,987
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	265,155	4,412,182
Small Cap Growth, Series NAV, JHVIT
(Wellington) (E)	532,734	5,609,687
Small Cap Value, Series NAV,
JHVIT (Wellington)	260,636	5,048,526
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	250,793	5,088,586
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	4,044,390	79,714,919

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	1,251,221	$22,609,572
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $339,469,350)		$381,156,303

SHORT-TERM INVESTMENTS – 1.0%
Commercial paper – 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.820%, 04/30/2018 *	$140,000	139,760
ONE Gas, Inc.
1.850%, 04/02/2018 *	525,000	524,885
		664,645
U.S. Government – 0.2%
U.S. Treasury Bill
1.691%, 06/14/2018 *	435,000	433,538
1.732%, 06/14/2018 *	320,000	318,924
1.880%, 09/27/2018 *	185,000	183,283
		935,745
U.S. Government Agency – 0.3%
Federal Agricultural Mortgage Corp.
Discount Note
1.501%, 04/02/2018 *	40,000	39,998
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	272,000	271,996
1.510%, 06/18/2018 *	305,000	303,878
1.603%, 04/25/2018 *	150,000	149,841
1.789%, 06/15/2018 *	320,000	318,868
		1,084,581
Money market funds – 0.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (F)	1,092,702	1,092,702
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,777,727)		$3,777,673
Total Investments (Managed Volatility
Aggressive Portfolio) (Cost $343,247,077) -
100.1%		$384,933,976
Other assets and liabilities, net – (0.1%)		(328,787)
TOTAL NET ASSETS – 100.0%		$384,605,189

Security Abbreviations and Legend

JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	10	Short	Jun 2018	$(883,897)	$(878,625)	$5,272
Euro FX Futures	12	Short	Jun 2018	(1,862,363)	(1,853,775)	8,588
Euro STOXX 50 Index Futures	46	Short	Jun 2018	(1,827,589)	(1,858,201)	(30,612)
FTSE 100 Index Futures	9	Short	Jun 2018	(875,558)	(882,691)	(7,133)
Japanese Yen Currency Futures	6	Short	Jun 2018	(709,970)	(708,300)	1,670
MSCI Emerging Markets Index Futures	50	Short	Jun 2018	(2,899,469)	(2,969,500)	(70,031)
Nikkei 225 Futures	4	Short	Jun 2018	(789,848)	(807,857)	(18,009)
Russell 2000 Index E-Mini Futures	12	Short	Jun 2018	(909,242)	(918,720)	(9,478)
S&P 500 Index E-Mini Futures	79	Short	Jun 2018	(10,301,346)	(10,439,850)	(138,504)
S&P Mid 400 Index E-Mini Futures	10	Short	Jun 2018	(1,852,964)	(1,883,100)	(30,136)
						$(288,373)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 98.9%
Equity – 49.4%
Alpha Opportunities, Series NAV,
JHVIT (Wellington)	3,007,989	$30,260,369
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	4,886,053	180,344,205
Capital Appreciation, Series NAV,
JHVIT (Jennison)	11,404,760	174,720,916
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	3,746,466	46,381,250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
Equity (continued)
Emerging Markets Value, Series NAV,
JHVIT (DFA)	12,962,921	$140,647,698
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	17,633,190	300,116,891
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	17,448,955	243,063,942
International Growth, Class NAV, JHF
III (Wellington)	1,983,917	56,680,520
International Growth Stock, Series NAV,
JHVIT (Invesco)	4,665,739	85,709,630
International Value, Series NAV,
JHVIT (Templeton)	10,218,703	141,426,851
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	3,976,560	75,117,221
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	6,741,455	77,189,662
Multifactor Large Cap ETF, JHETF (DFA)	2,467,609	85,255,891
Multifactor Mid Cap ETF, JHETF (DFA)	1,260,752	43,231,186
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	2,102,276	34,981,880
Small Cap Growth, Series NAV, JHVIT
(Wellington) (E)	4,502,183	47,407,986
Small Cap Value, Series NAV,
JHVIT (Wellington)	2,139,539	41,442,867
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	2,055,586	41,707,841
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	87,106,640	1,716,871,880
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	9,792,874	176,957,238
		3,739,515,924
Fixed income – 49.2%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	176,137,427	2,328,536,791
Core Bond, Series NAV, JHVIT (Wells Capital)	26,095,888	334,549,278
Global Bond, Series NAV, JHVIT (PIMCO)	11,719,361	153,758,019
New Income, Series NAV, JHVIT
(T. Rowe Price)	46,312,383	578,904,788
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	4,432,022	52,962,659
Total Return, Class NAV, JHF II (PIMCO)	21,002,515	279,333,448
		3,728,044,983
Alternative – 0.3%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (E)	2,559,231	23,877,628
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,026,327,270)		$7,491,438,535

SHORT-TERM INVESTMENTS – 0.8%
Commercial paper – 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.820%, 04/30/2018 *	$3,025,000	3,019,837
ONE Gas, Inc.
1.850%, 04/02/2018 *	9,705,000	9,702,849
The Home Depot, Inc.
1.650%, 04/02/2018 *	2,000,000	1,999,908
		14,722,594
U.S. Government – 0.2%
U.S. Treasury Bill
1.691%, 06/14/2018 *	6,845,000	6,821,990
1.732%, 06/14/2018 *	6,965,000	6,941,586
1.880%, 09/27/2018 *	3,035,000	3,006,826
		16,770,402
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	924,000	923,962
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	6,341,000	6,340,913
1.400%, 04/02/2018 *	3,611,000	3,610,932
1.510%, 06/18/2018 *	6,985,000	6,959,302
1.603%, 04/25/2018 *	3,480,000	3,476,308
1.700%, 05/25/2018 *	1,460,000	1,456,346
1.789%, 06/15/2018 *	6,965,000	6,940,372
		29,708,135
Money market funds – 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (F)	1,211,075	1,211,075
TOTAL SHORT-TERM INVESTMENTS
(Cost $62,413,514)		$62,412,206
Total Investments (Managed Volatility
Balanced Portfolio) (Cost $7,088,740,784) -
99.7%		$7,553,850,741
Other assets and liabilities, net – 0.3%		25,725,277
TOTAL NET ASSETS – 100.0%		$7,579,576,018

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	202	Long	Jun 2018	$17,668,342	$17,748,225	$79,883
Euro FX Futures	260	Long	Jun 2018	40,342,127	40,165,125	(177,002)
Euro STOXX 50 Index Futures	1,012	Long	Jun 2018	41,324,316	40,880,411	(443,905)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
FTSE 100 Index Futures	185	Long	Jun 2018	$18,371,151	$18,144,201	$(226,950)
Japanese Yen Currency Futures	154	Long	Jun 2018	18,333,883	18,179,700	(154,183)
MSCI Emerging Markets Index Futures	766	Long	Jun 2018	46,651,307	45,492,740	(1,158,567)
Nikkei 225 Futures	94	Long	Jun 2018	18,435,535	18,984,634	549,099
Russell 2000 Index E-Mini Futures	238	Long	Jun 2018	18,979,805	18,221,280	(758,525)
S&P 500 Index E-Mini Futures	1,930	Long	Jun 2018	267,335,708	255,049,500	(12,286,208)
S&P Mid 400 Index E-Mini Futures	207	Long	Jun 2018	40,259,933	38,980,170	(1,279,763)
						$(15,856,121)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 99.0%
Equity – 19.3%
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	415,483	$15,335,483
Capital Appreciation, Series NAV,
JHVIT (Jennison)	971,184	14,878,536
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	204,959	2,537,394
Emerging Markets Value, Series NAV,
JHVIT (DFA)	710,110	7,704,688
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	1,482,718	25,235,862
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	1,475,241	20,550,101
International Growth, Class NAV, JHF
III (Wellington)	88,113	2,517,388
International Growth Stock, Series NAV,
JHVIT (Invesco)	206,185	3,787,616
International Value, Series NAV,
JHVIT (Templeton)	451,815	6,253,125
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	187,905	3,549,529
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	320,440	3,669,042
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	131,848	2,193,952
Small Cap Growth, Series NAV, JHVIT
(Wellington) (E)	284,794	2,998,880
Small Cap Value, Series NAV,
JHVIT (Wellington)	133,497	2,585,831
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	129,894	2,635,555
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	5,908,740	116,461,261
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	833,949	15,069,457
		247,963,700
Fixed income – 79.1%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	47,897,020	633,198,599
Core Bond, Series NAV, JHVIT (Wells Capital)	7,095,384	90,962,821
Global Bond, Series NAV, JHVIT (PIMCO)	3,276,887	42,992,761
New Income, Series NAV, JHVIT
(T. Rowe Price)	12,605,565	157,569,562
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	1,185,935	14,171,925
Total Return, Class NAV, JHF II (PIMCO)	5,716,917	76,035,002
		1,014,930,670
Alternative – 0.6%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (E)	796,193	7,428,481
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,287,754,481)		$1,270,322,851

SHORT-TERM INVESTMENTS – 0.9%
Commercial paper – 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.820%, 04/30/2018 *	$545,000	544,069
ONE Gas, Inc.
1.850%, 04/02/2018 *	1,630,000	1,629,640
		2,173,709
U.S. Government – 0.2%
U.S. Treasury Bill
1.691%, 06/14/2018 *	1,255,000	1,250,781
1.732%, 06/14/2018 *	1,085,000	1,081,353
1.880%, 09/27/2018 *	545,000	539,941
		2,872,075
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	209,000	208,991
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	1,432,000	1,431,980
1.400%, 04/02/2018 *	816,000	815,985
1.510%, 06/18/2018 *	1,110,000	1,105,916
1.603%, 04/25/2018 *	520,000	519,448
1.700%, 05/25/2018 *	260,000	259,349
1.789%, 06/15/2018 *	1,085,000	1,081,163
		5,422,832
Money market funds – 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (F)	742,070	742,070
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,210,897)		$11,210,686
Total Investments (Managed Volatility
Conservative Portfolio) (Cost
$1,298,965,378) – 99.9%		$1,281,533,537
Other assets and liabilities, net – 0.1%		1,913,347
TOTAL NET ASSETS – 100.0%		$1,283,446,884

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	15	Long	Jun 2018	$1,317,647	$1,317,938	$291
Euro FX Futures	20	Long	Jun 2018	3,105,033	3,089,625	(15,408)
Euro STOXX 50 Index Futures	80	Long	Jun 2018	3,245,745	3,231,653	(14,092)
FTSE 100 Index Futures	14	Long	Jun 2018	1,379,706	1,373,075	(6,631)
Japanese Yen Currency Futures	12	Long	Jun 2018	1,426,656	1,416,600	(10,056)
MSCI Emerging Markets Index Futures	55	Long	Jun 2018	3,316,898	3,266,450	(50,448)
Nikkei 225 Futures	7	Long	Jun 2018	1,377,418	1,413,749	36,331
Russell 2000 Index E-Mini Futures	19	Long	Jun 2018	1,500,012	1,454,640	(45,372)
S&P 500 Index E-Mini Futures	172	Long	Jun 2018	23,490,006	22,729,800	(760,206)
S&P Mid 400 Index E-Mini Futures	15	Long	Jun 2018	2,884,678	2,824,650	(60,028)
						$(925,619)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Managed Volatility Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 98.7%
Equity – 70.0%
Alpha Opportunities, Series NAV,
JHVIT (Wellington)	6,848,801	$68,898,940
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	7,547,863	278,591,606
Capital Appreciation, Series NAV,
JHVIT (Jennison)	17,636,974	270,198,437
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	8,391,394	103,885,460
Emerging Markets Value, Series NAV,
JHVIT (DFA)	29,043,227	315,119,010
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	27,197,321	462,898,407
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	26,963,687	375,604,155
International Growth, Class NAV, JHF
III (Wellington)	4,331,975	123,764,526
International Growth Stock, Series NAV,
JHVIT (Invesco)	10,232,519	187,971,380
International Value, Series NAV,
JHVIT (Templeton)	20,130,648	278,608,171
International Value Equity, Class NAV, JHF III
(JHAM) (B)(C)	3,863,819	32,919,740
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	8,350,014	157,731,770
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	15,120,546	173,130,254
Multifactor Large Cap ETF, JHETF (DFA)	3,161,998	109,247,031
Multifactor Mid Cap ETF, JHETF (DFA)	1,613,118	55,313,816
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	3,888,426	64,703,404
Small Cap Growth, Series NAV, JHVIT
(Wellington) (E)	7,839,411	82,548,996
Small Cap Value, Series NAV,
JHVIT (Wellington)	3,789,984	73,411,981
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	3,691,283	74,896,130
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	162,451,919	3,201,927,315
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	15,126,779	273,340,896
		6,764,711,425
Fixed income – 28.4%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	130,000,920	1,718,612,158
Core Bond, Series NAV, JHVIT (Wells Capital)	19,255,015	246,849,291
Global Bond, Series NAV, JHVIT (PIMCO)	8,787,262	115,288,873
New Income, Series NAV, JHVIT
(T. Rowe Price)	34,167,484	427,093,553
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	2,855,230	34,119,993
Total Return, Class NAV, JHF II (PIMCO)	15,516,870	206,374,377
		2,748,338,245
Alternative – 0.3%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (E)	2,668,696	24,898,931
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $8,446,718,320)		$9,537,948,601

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 1.3%
Commercial paper – 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.820%, 04/30/2018 *	$5,970,000	$5,959,811
ONE Gas, Inc.
1.850%, 04/02/2018 *	13,160,000	13,157,083
The Home Depot, Inc.
1.650%, 04/02/2018 *	10,000,000	9,999,542
		29,116,436
U.S. Government – 0.3%
U.S. Treasury Bill
1.691%, 06/14/2018 *	9,630,000	9,597,628
1.732%, 06/14/2018 *	9,810,000	9,777,023
1.880%, 09/27/2018 *	5,420,000	5,369,685
		24,744,336
U.S. Government Agency – 0.7%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	3,460,000	3,459,856
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	23,736,000	23,735,674
1.400%, 04/02/2018 *	13,516,000	13,515,746
1.510%, 06/18/2018 *	9,550,000	9,514,866
1.603%, 04/25/2018 *	4,955,000	4,949,743
1.700%, 05/25/2018 *	2,885,000	2,877,779
1.789%, 06/15/2018 *	9,810,000	9,775,312
		67,828,976
Money market funds – 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (F)	1,411,315	1,411,315
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,102,580)		$123,101,063
Total Investments (Managed Volatility
Growth Portfolio) (Cost $8,569,820,900) -
100.0%		$9,661,049,664
Other assets and liabilities, net – (0.0%)		(1,014,609)
TOTAL NET ASSETS – 100.0%		$9,660,035,055

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	15	Long	Jun 2018	$1,308,146	$1,317,938	$9,792
Euro FX Futures	19	Long	Jun 2018	2,947,669	2,935,144	(12,525)
Euro STOXX 50 Index Futures	75	Long	Jun 2018	3,080,184	3,029,675	(50,509)
FTSE 100 Index Futures	13	Long	Jun 2018	1,298,983	1,274,998	(23,985)
Japanese Yen Currency Futures	11	Long	Jun 2018	1,308,858	1,298,550	(10,308)
MSCI Emerging Markets Index Futures	60	Long	Jun 2018	3,676,726	3,563,400	(113,326)
Nikkei 225 Futures	6	Long	Jun 2018	1,180,000	1,211,785	31,785
Russell 2000 Index E-Mini Futures	16	Long	Jun 2018	1,281,060	1,224,960	(56,100)
S&P 500 Index E-Mini Futures	126	Long	Jun 2018	17,570,393	16,650,900	(919,493)
S&P Mid 400 Index E-Mini Futures	14	Long	Jun 2018	2,736,928	2,636,340	(100,588)
						$(1,245,257)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) – 99.0%
Equity – 39.3%
Alpha Opportunities, Series NAV,
JHVIT (Wellington)	678,407	$6,824,772
Blue Chip Growth, Series NAV, JHVIT
(T. Rowe Price)	1,271,673	46,937,452
Capital Appreciation, Series NAV,
JHVIT (Jennison)	2,962,396	45,383,903
Emerging Markets Equity, Class NAV, JHIT
(JHAM) (B)(C)	737,562	9,131,015
Emerging Markets Value, Series NAV,
JHVIT (DFA)	2,560,459	27,780,976
Equity Income, Series NAV, JHVIT
(T. Rowe Price)	4,574,447	77,857,095
Fundamental Large Cap Value, Class NAV, JHF
II (JHAM) (B)(C)	4,545,766	63,322,514
International Growth, Class NAV, JHF
III (Wellington)	325,993	9,313,622
International Growth Stock, Series NAV,
JHVIT (Invesco)	766,534	14,081,230
International Value, Series NAV,
JHVIT (Templeton)	1,707,464	23,631,306
Mid Cap Stock, Series NAV,
JHVIT (Wellington)	1,055,672	19,941,638
Mid Value, Series NAV, JHVIT
(T. Rowe Price)	1,788,288	20,475,899
Small Cap Growth, Class NAV, JHF II
(Redwood) (D)	502,072	8,354,473
Small Cap Growth, Series NAV, JHVIT
(Wellington) (D)(E)	1,074,878	11,318,469
Small Cap Value, Series NAV,
JHVIT (Wellington)	515,128	9,978,029
Small Company Value, Series NAV, JHVIT
(T. Rowe Price)	490,515	9,952,558
Strategic Equity Allocation, Series NAV,
JHVIT (JHAM) (B)(C)	21,013,784	414,181,673
Strategic Growth, Class NAV, JHF III
(JHAM) (B)(C)	2,539,698	45,892,343
		864,358,967
Fixed income – 59.2%
Bond, Series NAV, JHVIT (JHAM) (B)(C)	61,513,034	813,202,310
Core Bond, Series NAV, JHVIT (Wells Capital)	9,115,116	116,855,788
Global Bond, Series NAV, JHVIT (PIMCO)	4,113,226	53,965,522
New Income, Series NAV, JHVIT
(T. Rowe Price)	16,186,271	202,328,391
Short Term Government Income, Series NAV,
JHVIT (JHAM) (B)(C)	1,450,447	17,332,840
Total Return, Class NAV, JHF II (PIMCO)	7,345,920	97,700,740
		1,301,385,591
Alternative – 0.5%
Global Conservative Absolute Return,
Class NAV, JHBT (Standard Life) (E)	1,018,865	9,506,010
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $2,095,744,632)		$2,175,250,568
SHORT-TERM INVESTMENTS – 0.7%
Commercial paper – 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.820%, 04/30/2018 *	$820,000	818,601
ONE Gas, Inc.
1.850%, 04/02/2018 *	2,605,000	2,604,423
		3,423,024
U.S. Government – 0.2%
U.S. Treasury Bill
1.691%, 06/14/2018 *	1,835,000	1,828,831
1.732%, 06/14/2018 *	1,820,000	1,813,882
1.880%, 09/27/2018 *	815,000	807,434
		4,450,147
U.S. Government Agency – 0.4%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	252,000	251,990
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	1,730,000	1,729,976
1.400%, 04/02/2018 *	986,000	985,981
1.510%, 06/18/2018 *	2,050,000	2,042,458
1.603%, 04/25/2018 *	895,000	894,050
1.700%, 05/25/2018 *	395,000	394,011
1.789%, 06/15/2018 *	1,820,000	1,813,564
		8,112,030
Money market funds – 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (F)	173,409	173,409
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,159,054)		$16,158,610
Total Investments (Managed Volatility
Moderate Portfolio) (Cost $2,111,903,686)
– 99.7%		$2,191,409,178
Other assets and liabilities, net – 0.3%		6,657,145
TOTAL NET ASSETS – 100.0%		$2,198,066,323

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
British Pound Currency Futures	45	Long	Jun 2018	$3,934,183	$3,953,812	$19,629
Euro FX Futures	59	Long	Jun 2018	9,154,864	9,114,394	(40,470)
Euro STOXX 50 Index Futures	230	Long	Jun 2018	9,385,796	9,291,003	(94,793)
FTSE 100 Index Futures	41	Long	Jun 2018	4,070,105	4,021,147	(48,958)
Japanese Yen Currency Futures	35	Long	Jun 2018	4,167,633	4,131,750	(35,883)
MSCI Emerging Markets Index Futures	158	Long	Jun 2018	9,613,652	9,383,620	(230,032)
Nikkei 225 Futures	22	Long	Jun 2018	4,312,057	4,443,212	131,155
Russell 2000 Index E-Mini Futures	58	Long	Jun 2018	4,618,522	4,440,480	(178,042)
S&P 500 Index E-Mini Futures	468	Long	Jun 2018	64,710,882	61,846,200	(2,864,682)
S&P Mid 400 Index E-Mini Futures	47	Long	Jun 2018	9,124,412	8,850,570	(273,842)
						$(3,615,918)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Mid Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Consumer discretionary – 11.6%
Auto components – 0.9%
Cooper Tire & Rubber Company	42,766	$1,253,044
Dana, Inc.	122,271	3,149,701
Delphi Technologies PLC	74,602	3,554,785
Gentex Corp.	231,032	5,318,357
		13,275,887
Automobiles – 0.3%
Thor Industries, Inc.	41,257	4,751,569
Distributors – 0.3%
Pool Corp.	34,009	4,972,796
Diversified consumer services – 0.8%
Adtalem Global Education, Inc. (A)	50,746	2,412,972
Graham Holdings Company, Class B	3,895	2,345,764
Service Corp. International	155,757	5,878,269
Sotheby’s (A)	31,359	1,609,030
		12,246,035
Hotels, restaurants and leisure – 2.8%
Boyd Gaming Corp. (B)	69,145	2,202,960
Brinker International, Inc. (B)	39,019	1,408,586
Churchill Downs, Inc.	9,553	2,331,410
Cracker Barrel Old Country
Store, Inc. (B)	20,209	3,217,273
Domino’s Pizza, Inc.	36,819	8,599,446
Dunkin’ Brands Group, Inc. (B)	69,252	4,133,652
ILG, Inc.	88,880	2,765,057
International Speedway Corp., Class A	20,626	909,607
Jack in the Box, Inc.	24,863	2,121,560
Papa John’s International, Inc. (B)	20,612	1,181,068
Scientific Games Corp. (A)	44,687	1,858,979
Six Flags Entertainment Corp.	66,200	4,121,612
Texas Roadhouse, Inc.	55,268	3,193,385
The Cheesecake Factory, Inc. (B)	35,938	1,732,930
The Wendy’s Company	151,169	2,653,016
		42,430,541
Household durables – 1.5%
Helen of Troy, Ltd. (A)	22,704	1,975,248
KB Home	71,083	2,022,311
NVR, Inc. (A)	2,884	8,075,200
Tempur Sealy International, Inc. (A)(B)	38,875	1,760,649
Toll Brothers, Inc.	120,365	5,205,786
TRI Pointe Group, Inc. (A)	127,304	2,091,605
Tupperware Brands Corp.	43,035	2,082,033
		23,212,832
Leisure products – 0.7%
Brunswick Corp.	73,713	4,377,815
Polaris Industries, Inc. (B)	49,372	5,654,081
		10,031,896
Media – 1.5%
AMC Networks, Inc., Class A (A)	41,455	2,143,224
Cable One, Inc.	3,949	2,713,397
Cinemark Holdings, Inc.	89,228	3,361,219
John Wiley & Sons, Inc., Class A	37,381	2,381,170
Live Nation Entertainment, Inc. (A)	113,916	4,800,420
Meredith Corp. (B)	33,361	1,794,822
TEGNA, Inc.	181,513	2,067,433
The New York Times Company, Class A	107,706	2,595,715
		21,857,400
Multiline retail – 0.2%
Big Lots, Inc. (B)	35,387	1,540,396
Dillard’s, Inc., Class A (B)	17,308	1,390,525
		2,930,921
Specialty retail – 1.9%
Aaron’s, Inc.	51,918	2,419,379
American Eagle Outfitters, Inc.	141,810	2,826,273
AutoNation, Inc. (A)	50,249	2,350,648
Bed Bath & Beyond, Inc.	119,896	2,516,617
Dick’s Sporting Goods, Inc.	69,619	2,440,146
GameStop Corp., Class A (B)	85,289	1,076,347
Murphy USA, Inc. (A)	26,516	1,930,365
Office Depot, Inc.	433,444	931,905
Sally Beauty Holdings, Inc. (A)	105,323	1,732,563
Signet Jewelers, Ltd.	50,901	1,960,707
The Michaels Companies, Inc. (A)	93,081	1,834,627
Urban Outfitters, Inc. (A)	67,438	2,492,508
Williams-Sonoma, Inc. (B)	65,197	3,439,794
		27,951,879
Textiles, apparel and luxury goods – 0.7%
Carter’s, Inc.	39,841	4,147,448
Deckers Outdoor Corp. (A)	26,741	2,407,492

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Skechers U.S.A., Inc., Class A (A)	114,219	$4,441,977
		10,996,917
		174,658,673
Consumer staples – 3.3%
Beverages – 0.1%
The Boston Beer Company, Inc.,
Class A (A)	7,421	1,402,940
Food and staples retailing – 0.5%
Casey’s General Stores, Inc.	31,610	3,469,830
Sprouts Farmers Market, Inc. (A)	104,189	2,445,316
United Natural Foods, Inc. (A)	42,432	1,822,030
		7,737,176
Food products – 2.1%
Flowers Foods, Inc.	156,032	3,410,860
Ingredion, Inc.	60,815	7,840,270
Lamb Weston Holdings, Inc.	123,059	7,164,495
Lancaster Colony Corp.	16,409	2,020,604
Post Holdings, Inc. (A)	55,208	4,182,558
Sanderson Farms, Inc.	16,918	2,013,580
The Hain Celestial Group, Inc. (A)	87,487	2,805,708
Tootsie Roll Industries, Inc. (B)	16,347	481,412
TreeHouse Foods, Inc. (A)	47,547	1,819,624
		31,739,111
Household products – 0.2%
Energizer Holdings, Inc.	50,249	2,993,835
Personal products – 0.4%
Edgewell Personal Care Company (A)	45,460	2,219,357
Nu Skin Enterprises, Inc., Class A	41,746	3,077,098
		5,296,455
		49,169,517
Energy – 4.1%
Energy equipment and services – 1.3%
Core Laboratories NV (B)	37,136	4,018,858
Diamond Offshore Drilling, Inc. (A)(B)	54,298	796,009
Dril-Quip, Inc. (A)	32,106	1,438,349
Ensco PLC, Class A (B)	367,079	1,611,477
Nabors Industries, Ltd.	265,647	1,856,873
Oceaneering International, Inc.	82,892	1,536,818
Patterson-UTI Energy, Inc.	187,140	3,276,821
Rowan Companies PLC, Class A (A)	95,673	1,104,066
Superior Energy Services, Inc. (A)	129,849	1,094,627
Transocean, Ltd. (A)(B)	367,037	3,633,666
		20,367,564
Oil, gas and consumable fuels – 2.8%
Callon Petroleum Company (A)	169,923	2,249,781
Chesapeake Energy Corp. (A)(B)	765,479	2,311,747
CNX Resources Corp. (A)	169,541	2,616,018
Energen Corp. (A)	81,829	5,143,771
Gulfport Energy Corp. (A)	138,721	1,338,658
HollyFrontier Corp.	149,320	7,295,775
Matador Resources Company (A)	81,858	2,448,373
Murphy Oil Corp.	136,570	3,528,969
PBF Energy, Inc., Class A	93,173	3,158,565
QEP Resources, Inc. (A)	202,840	1,985,804
SM Energy Company	86,457	1,558,820
Southwestern Energy Company (A)	430,255	1,863,004
World Fuel Services Corp.	56,949	1,398,098
WPX Energy, Inc. (A)	335,243	4,954,892
		41,852,275
		62,219,839
Financials – 17.3%
Banks – 7.9%
Associated Banc-Corp	143,589	3,568,187
BancorpSouth Bank	70,754	2,249,977
Bank of Hawaii Corp.	35,633	2,961,102
Bank of the Ozarks	102,232	4,934,739
Cathay General Bancorp	64,195	2,566,516
Chemical Financial Corp.	60,027	3,282,276
Commerce Bancshares, Inc.	79,061	4,736,545
Cullen/Frost Bankers, Inc.	48,788	5,174,943
East West Bancorp, Inc.	121,689	7,610,430
First Horizon National Corp.	275,157	5,181,206
FNB Corp.	272,321	3,662,717
Fulton Financial Corp.	147,573	2,619,421
Hancock Holding Company	71,773	3,710,664
Home BancShares, Inc.	133,086	3,035,692
International Bancshares Corp.	45,630	1,775,007
MB Financial, Inc.	70,708	2,862,260
PacWest Bancorp	105,891	5,244,781
Pinnacle Financial Partners, Inc.	62,293	3,999,211
Prosperity Bancshares, Inc.	58,791	4,269,990
Signature Bank (A)	45,195	6,415,430
Sterling Bancorp	189,179	4,265,986
Synovus Financial Corp.	99,916	4,989,805
TCF Financial Corp.	143,931	3,283,066
Texas Capital Bancshares, Inc. (A)	41,801	3,757,910
Trustmark Corp.	57,095	1,779,080
UMB Financial Corp.	37,079	2,684,149
Umpqua Holdings Corp.	185,585	3,973,375
United Bankshares, Inc.	88,433	3,117,263
Valley National Bancorp	222,808	2,776,188
Webster Financial Corp.	77,547	4,296,104
Wintrust Financial Corp.	47,333	4,073,005
		118,857,025
Capital markets – 4.0%
Eaton Vance Corp.	101,086	5,627,458
Evercore, Inc., Class A	37,036	3,229,539
FactSet Research Systems, Inc.	32,854	6,551,745
Federated Investors, Inc., Class B	79,917	2,669,228
Interactive Brokers Group, Inc., Class A	60,173	4,046,033
Janus Henderson Group PLC	151,853	5,024,816
Legg Mason, Inc.	71,173	2,893,182
MarketAxess Holdings, Inc.	31,643	6,880,454
MSCI, Inc.	75,723	11,318,317
SEI Investments Company	109,901	8,232,684
Stifel Financial Corp.	60,490	3,582,823
		60,056,279
Consumer finance – 0.3%
SLM Corp. (A)	364,999	4,091,639
Insurance – 4.4%
Alleghany Corp.	12,957	7,961,299
American Financial Group, Inc.	58,067	6,516,279
Aspen Insurance Holdings, Ltd.	50,070	2,245,640
Brown & Brown, Inc.	192,582	4,899,286
CNO Financial Group, Inc.	140,490	3,044,418
First American Financial Corp.	93,215	5,469,856
Genworth Financial, Inc., Class A (A)	420,270	1,189,364
Kemper Corp.	41,160	2,346,120
Mercury General Corp.	30,745	1,410,273
Old Republic International Corp.	210,887	4,523,526
Primerica, Inc.	37,252	3,598,543
Reinsurance Group of America, Inc.	54,286	8,360,044
RenaissanceRe Holdings, Ltd.	33,696	4,667,233
The Hanover Insurance Group, Inc.	35,780	4,218,104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	80,836	$5,876,777
		66,326,762
Thrifts and mortgage finance – 0.7%
LendingTree, Inc. (A)	6,494	2,131,006
New York Community Bancorp, Inc.	412,704	5,377,533
Washington Federal, Inc.	72,708	2,515,697
		10,024,236
		259,355,941
Health care – 7.9%
Biotechnology – 0.3%
United Therapeutics Corp. (A)	36,403	4,090,241
Health care equipment and supplies – 3.8%
ABIOMED, Inc. (A)	35,413	10,304,829
Cantel Medical Corp.	29,917	3,333,053
Globus Medical, Inc., Class A (A)	61,028	3,040,415
Halyard Health, Inc. (A)	39,501	1,820,206
Hill-Rom Holdings, Inc.	55,711	4,846,857
ICU Medical, Inc. (A)	12,711	3,208,256
LivaNova PLC (A)	36,594	3,238,569
Masimo Corp. (A)	39,994	3,517,472
NuVasive, Inc. (A)	43,153	2,253,018
STERIS PLC	71,432	6,668,892
Teleflex, Inc.	37,926	9,670,371
West Pharmaceutical Services, Inc.	62,288	5,499,408
		57,401,346
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	68,862	2,698,013
Encompass Health Corp.	82,622	4,723,500
LifePoint Health, Inc. (A)	32,815	1,542,305
MEDNAX, Inc. (A)	78,966	4,392,879
Molina Healthcare, Inc. (A)	38,718	3,143,127
Patterson Companies, Inc.	68,655	1,526,201
Tenet Healthcare Corp. (A)	68,097	1,651,352
WellCare Health Plans, Inc. (A)	37,488	7,258,801
		26,936,178
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	152,256	1,880,362
Medidata Solutions, Inc. (A)	49,868	3,132,209
		5,012,571
Life sciences tools and services – 1.0%
Bio-Rad Laboratories, Inc., Class A (A)	17,018	4,255,861
Bio-Techne Corp.	31,549	4,765,161
Charles River Laboratories
International, Inc. (A)	39,930	4,262,128
Syneos Health, Inc. (A)	47,437	1,684,014
		14,967,164
Pharmaceuticals – 0.7%
Akorn, Inc. (A)	79,090	1,479,774
Catalent, Inc. (A)	112,240	4,608,574
Endo International PLC (A)	169,225	1,005,197
Mallinckrodt PLC (A)	72,697	1,052,653
Prestige Brands Holdings, Inc. (A)	44,653	1,505,699
		9,651,897
		118,059,397
Industrials – 15.0%
Aerospace and defense – 1.4%
Curtiss-Wright Corp.	37,174	5,021,092
Esterline Technologies Corp. (A)	22,020	1,610,763
KLX, Inc. (A)	42,402	3,013,086
Orbital ATK, Inc.	48,659	6,452,670
Teledyne Technologies, Inc. (A)	30,053	5,625,020
		21,722,631
Airlines – 0.4%
JetBlue Airways Corp. (A)	270,969	5,506,090
Building products – 0.4%
Lennox International, Inc.	31,652	6,468,719
Commercial services and supplies – 2.0%
Clean Harbors, Inc. (A)	43,291	2,113,034
Copart, Inc. (A)	169,922	8,654,127
Deluxe Corp.	40,347	2,986,081
Healthcare Services Group, Inc.	62,029	2,697,021
Herman Miller, Inc.	50,235	1,605,008
HNI Corp.	36,408	1,313,965
MSA Safety, Inc.	28,642	2,384,160
Pitney Bowes, Inc.	157,247	1,712,420
Rollins, Inc.	80,832	4,124,857
The Brink’s Company	42,578	3,037,940
		30,628,613
Construction and engineering – 1.2%
AECOM (A)	134,002	4,774,491
Dycom Industries, Inc. (A)	26,257	2,826,041
EMCOR Group, Inc.	49,143	3,829,714
Granite Construction, Inc.	33,583	1,875,946
KBR, Inc.	118,090	1,911,877
Valmont Industries, Inc.	19,105	2,795,062
		18,013,131
Electrical equipment – 0.7%
EnerSys	35,283	2,447,582
Hubbell, Inc.	46,053	5,608,334
Regal Beloit Corp.	37,312	2,736,835
		10,792,751
Industrial conglomerates – 0.4%
Carlisle Companies, Inc.	52,019	5,431,304
Machinery – 4.9%
AGCO Corp.	55,586	3,604,752
Crane Company	42,682	3,958,329
Donaldson Company, Inc.	109,365	4,926,893
Graco, Inc.	142,651	6,522,004
IDEX Corp.	64,434	9,182,489
ITT, Inc.	74,086	3,628,732
Kennametal, Inc.	68,675	2,757,988
Lincoln Electric Holdings, Inc.	51,950	4,672,903
Nordson Corp.	42,950	5,855,803
Oshkosh Corp.	62,843	4,855,879
Terex Corp.	64,783	2,423,532
The Timken Company	57,700	2,631,120
The Toro Company	90,245	5,635,800
Trinity Industries, Inc.	126,976	4,143,227
Wabtec Corp. (B)	71,999	5,860,719
Woodward, Inc.	46,426	3,326,887
		73,987,057
Marine – 0.2%
Kirby Corp. (A)	45,232	3,480,602
Professional services – 0.7%
ManpowerGroup, Inc.	55,700	6,411,070
The Dun & Bradstreet Corp.	31,146	3,644,082
		10,055,152
Road and rail – 1.9%
Avis Budget Group, Inc. (A)(B)	59,974	2,809,182
Genesee & Wyoming, Inc., Class A (A)	52,154	3,691,982
Knight-Swift Transportation
Holdings, Inc.	108,011	4,969,586

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Landstar System, Inc.	35,352	$3,876,347
Old Dominion Freight Line, Inc.	57,562	8,459,887
Ryder System, Inc.	44,601	3,246,507
Werner Enterprises, Inc.	37,818	1,380,357
		28,433,848
Trading companies and distributors – 0.8%
GATX Corp. (B)	31,992	2,191,132
MSC Industrial Direct Company, Inc.,
Class A	37,931	3,478,652
NOW, Inc. (A)(B)	90,644	926,382
Watsco, Inc.	26,945	4,876,237
		11,472,403
		225,992,301
Information technology – 17.0%
Communications equipment – 1.1%
ARRIS International PLC (A)	146,593	3,894,976
Ciena Corp. (A)	121,501	3,146,876
InterDigital, Inc.	29,152	2,145,587
NetScout Systems, Inc. (A)	73,469	1,935,908
Plantronics, Inc.	27,846	1,681,063
ViaSat, Inc. (A)(B)	46,105	3,030,021
		15,834,431
Electronic equipment, instruments and components – 4.6%
Arrow Electronics, Inc. (A)	73,842	5,687,311
Avnet, Inc.	100,980	4,216,925
Belden, Inc.	35,301	2,433,651
Cognex Corp.	146,110	7,596,259
Coherent, Inc. (A)	20,895	3,915,723
Jabil, Inc.	147,529	4,238,508
Keysight Technologies, Inc. (A)	159,959	8,380,252
Knowles Corp. (A)	75,276	947,725
Littelfuse, Inc.	20,904	4,351,795
National Instruments Corp.	90,577	4,580,479
SYNNEX Corp.	24,648	2,918,323
Tech Data Corp. (A)	29,230	2,488,350
Trimble, Inc. (A)	209,012	7,499,351
VeriFone Systems, Inc. (A)	92,904	1,428,864
Vishay Intertechnology, Inc.	111,136	2,067,130
Zebra Technologies Corp., Class A (A)	44,830	6,239,874
		68,990,520
Internet software and services – 0.7%
Cars.com, Inc. (A)	60,256	1,707,052
j2 Global, Inc.	41,333	3,262,000
LogMeIn, Inc.	44,141	5,100,493
		10,069,545
IT services – 3.8%
Acxiom Corp. (A)	66,671	1,514,098
Broadridge Financial Solutions, Inc.	98,209	10,772,545
Convergys Corp.	77,132	1,744,726
CoreLogic, Inc. (A)	68,602	3,102,868
DST Systems, Inc.	49,899	4,174,051
Jack Henry & Associates, Inc.	65,046	7,867,314
Leidos Holdings, Inc.	119,861	7,838,909
MAXIMUS, Inc.	54,910	3,664,693
Sabre Corp.	175,591	3,766,427
Science Applications International Corp.	36,004	2,837,115
Teradata Corp. (A)	102,710	4,074,506
WEX, Inc. (A)	33,692	5,276,841
		56,634,093
Semiconductors and semiconductor equipment – 3.3%
Cirrus Logic, Inc. (A)	53,347	2,167,489
Cree, Inc. (A)	82,619	3,330,372
Cypress Semiconductor Corp.	298,860	5,068,666
First Solar, Inc. (A)	68,606	4,869,654
Integrated Device Technology, Inc. (A)	111,414	3,404,812
Microsemi Corp. (A)	99,001	6,407,345
MKS Instruments, Inc.	45,873	5,305,212
Monolithic Power Systems, Inc.	32,633	3,777,922
Silicon Laboratories, Inc. (A)	35,956	3,232,444
Synaptics, Inc. (A)	29,044	1,328,182
Teradyne, Inc.	164,524	7,520,392
Versum Materials, Inc.	91,711	3,451,085
		49,863,575
Software – 3.2%
ACI Worldwide, Inc. (A)	97,579	2,314,574
Blackbaud, Inc.	40,476	4,120,862
CDK Global, Inc.	106,486	6,744,823
CommVault Systems, Inc. (A)	35,188	2,012,754
Fair Isaac Corp. (A)	25,318	4,288,110
Fortinet, Inc. (A)	121,653	6,518,168
Manhattan Associates, Inc. (A)	57,223	2,396,499
PTC, Inc. (A)	97,898	7,637,023
The Ultimate Software Group, Inc. (A)	24,452	5,958,952
Tyler Technologies, Inc. (A)	29,675	6,260,238
		48,252,003
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)(B)	95,859	1,111,006
Diebold Nixdorf, Inc. (B)	63,933	984,568
NCR Corp. (A)	99,679	3,141,882
		5,237,456
		254,881,623
Materials – 6.8%
Chemicals – 2.7%
Ashland Global Holdings, Inc.	52,390	3,656,298
Cabot Corp.	52,034	2,899,334
Minerals Technologies, Inc.	29,832	1,997,252
NewMarket Corp.	7,735	3,106,995
Olin Corp.	140,679	4,275,235
PolyOne Corp.	68,099	2,895,569
RPM International, Inc.	112,532	5,364,400
Sensient Technologies Corp.	36,336	2,564,595
The Chemours Company	155,886	7,593,207
The Scotts Miracle-Gro Company	33,546	2,876,570
Valvoline, Inc.	168,433	3,727,422
		40,956,877
Construction materials – 0.3%
Eagle Materials, Inc.	40,937	4,218,558
Containers and packaging – 1.2%
AptarGroup, Inc.	52,291	4,697,301
Bemis Company, Inc.	76,591	3,333,240
Greif, Inc., Class A	21,822	1,140,200
Owens-Illinois, Inc. (A)	137,318	2,974,308
Silgan Holdings, Inc.	62,264	1,734,052
Sonoco Products Company	83,757	4,062,215
		17,941,316
Metals and mining – 2.2%
Allegheny Technologies, Inc. (A)	105,792	2,505,155
Carpenter Technology Corp.	39,498	1,742,652
Commercial Metals Company	98,191	2,008,988
Compass Minerals International, Inc. (B)	28,483	1,717,525
Reliance Steel & Aluminum Company	61,315	5,257,148
Royal Gold, Inc.	55,105	4,731,866
Steel Dynamics, Inc.	198,745	8,788,504
United States Steel Corp.	148,074	5,210,724

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	36,817	$1,580,186
		33,542,748
Paper and forest products – 0.4%
Domtar Corp.	52,781	2,245,304
Louisiana-Pacific Corp.	122,032	3,510,861
		5,756,165
		102,415,664
Real estate – 8.5%
Equity real estate investment trusts – 8.1%
Alexander & Baldwin, Inc.	56,942	1,317,068
American Campus Communities, Inc.	114,913	4,437,940
Camden Property Trust	78,013	6,567,134
CoreCivic, Inc.	99,514	1,942,513
CoreSite Realty Corp.	28,829	2,890,396
Corporate Office Properties Trust	85,270	2,202,524
Cousins Properties, Inc.	353,588	3,069,144
CyrusOne, Inc.	80,927	4,144,272
DCT Industrial Trust, Inc.	78,891	4,444,719
Douglas Emmett, Inc.	134,190	4,932,824
Education Realty Trust, Inc.	63,798	2,089,385
EPR Properties	54,433	3,015,588
First Industrial Realty Trust, Inc.	101,168	2,957,141
Healthcare Realty Trust, Inc.	105,143	2,913,513
Highwoods Properties, Inc.	86,954	3,810,324
Hospitality Properties Trust	138,363	3,506,118
JBG SMITH Properties	78,614	2,650,078
Kilroy Realty Corp.	83,112	5,897,628
Lamar Advertising Company, Class A	70,582	4,493,250
LaSalle Hotel Properties	95,318	2,765,175
Liberty Property Trust	124,146	4,932,321
Life Storage, Inc.	39,161	3,270,727
Mack-Cali Realty Corp.	75,887	1,268,072
Medical Properties Trust, Inc.	307,032	3,991,416
National Retail Properties, Inc.	129,564	5,086,683
Omega Healthcare Investors, Inc.	167,190	4,520,818
PotlatchDeltic Corp.	50,604	2,633,938
Quality Care Properties, Inc. (A)	78,978	1,534,543
Rayonier, Inc.	108,674	3,823,151
Sabra Health Care REIT, Inc.	150,051	2,648,400
Senior Housing Properties Trust	200,057	3,132,893
Tanger Factory Outlet Centers, Inc.	79,590	1,750,980
Taubman Centers, Inc.	51,278	2,918,231
The GEO Group, Inc.	104,421	2,137,498
Uniti Group, Inc.	138,845	2,256,231
Urban Edge Properties	89,112	1,902,541
Washington Prime Group, Inc.	156,392	1,043,135
Weingarten Realty Investors	100,568	2,823,949
		121,722,261
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc.	38,229	6,676,313
		128,398,574
Telecommunication services – 0.1%
Wireless telecommunication services – 0.1%
Telephone & Data Systems, Inc.	77,821	2,181,323
Utilities – 5.3%
Electric utilities – 2.0%
ALLETE, Inc.	42,818	3,093,601
Great Plains Energy, Inc.	181,559	5,771,761
Hawaiian Electric Industries, Inc.	91,632	3,150,308
IDACORP, Inc.	42,423	3,744,678
OGE Energy Corp.	168,128	5,509,555
PNM Resources, Inc.	67,060	2,565,045
Westar Energy, Inc.	119,744	6,297,337
		30,132,285
Gas utilities – 2.0%
Atmos Energy Corp.	93,414	7,869,195
National Fuel Gas Company	72,236	3,716,542
New Jersey Resources Corp.	73,745	2,957,175
ONE Gas, Inc.	44,005	2,905,210
Southwest Gas Holdings, Inc.	40,544	2,741,991
UGI Corp.	145,658	6,470,128
WGL Holdings, Inc.	43,239	3,616,942
		30,277,183
Multi-utilities – 0.9%
Black Hills Corp.	45,079	2,447,790
MDU Resources Group, Inc.	164,424	4,630,180
NorthWestern Corp.	41,587	2,237,381
Vectren Corp.	69,910	4,468,647
		13,783,998
Water utilities – 0.4%
Aqua America, Inc.	149,646	5,096,943
		79,290,409
TOTAL COMMON STOCKS (Cost $1,173,153,858)		$1,456,623,261

RIGHTS – 0.0%
Community Health Systems, Inc. (A)(C)	137,366	1,552
TOTAL RIGHTS (Cost $8,929)		$1,552

SECURITIES LENDING COLLATERAL – 3.3%
John Hancock Collateral Trust,
1.8276% (D)(E)	4,919,742	49,206,277
TOTAL SECURITIES LENDING COLLATERAL (Cost
$49,213,833)		$49,206,277

SHORT-TERM INVESTMENTS – 3.0%
U.S. Government Agency – 2.3%
Federal Home Loan Bank Discount Note
1.470%, 04/04/2018 *	$10,000,000	9,999,080
1.520%, 04/02/2018 *	10,000,000	10,000,000
1.530%, 04/05/2018 *	10,000,000	9,998,620
1.660%, 04/10/2018 *	5,000,000	4,998,155
		34,995,855
Repurchase agreement – 0.7%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $10,400,855 on 4-2-18,
collateralized by $11,085,000
U.S. Treasury Notes, 2.000% due
2-15-25 (valued at $10,610,374,
including interest)	10,400,000	10,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,394,578)		$45,395,855
Total Investments (Mid Cap Index Trust)
(Cost $1,267,771,198) – 103.2%		$1,551,226,945
Other assets and liabilities, net – (3.2%)		(47,908,848)
TOTAL NET ASSETS – 100.0%		$1,503,318,097

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $48,088,093.
(C)	Strike price and/or expiration date not available.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P Mid 400 Index E-Mini Futures	267	Long	Jun 2018	$51,255,744	$50,278,770	$(976,974)
						$(976,974)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Mid Cap Stock Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 90.4%
Consumer discretionary – 24.0%
Diversified consumer services – 0.0%
The Honest Company, Inc. (A)(B)(C)	28,542	$361,342
Hotels, restaurants and leisure – 11.0%
Hilton Grand Vacations, Inc. (C)	176,920	7,611,098
Hilton Worldwide Holdings, Inc.	268,133	21,118,155
Marriott Vacations Worldwide Corp.	53,433	7,117,276
Melco Resorts &
Entertainment, Ltd., ADR	410,614	11,899,594
MGM Resorts International	214,197	7,501,179
Planet Fitness, Inc., Class A (C)	353,324	13,345,047
Vail Resorts, Inc.	62,724	13,905,911
		82,498,260
Household durables – 0.8%
Mohawk Industries, Inc. (C)	27,476	6,380,477
Internet and direct marketing retail – 3.4%
Shutterfly, Inc. (C)	102,995	8,368,344
TripAdvisor, Inc. (C)(D)	98,300	4,019,487
Wayfair, Inc., Class A (C)(D)	189,800	12,817,194
		25,205,025
Leisure products – 1.1%
Polaris Industries, Inc. (D)	69,105	7,913,905
Media – 0.8%
Liberty Media Corp.-Liberty Formula
One, Series C (C)	197,186	6,083,188
Multiline retail – 3.4%
Dollar Tree, Inc. (C)	265,590	25,204,491
Specialty retail – 1.4%
Floor & Decor Holdings, Inc.,
Class A (C)(D)	186,948	9,743,730
Jand, Inc., Class A (A)(B)(C)	25,303	397,687
		10,141,417
Textiles, apparel and luxury goods – 2.1%
Skechers U.S.A., Inc., Class A (C)	150,340	5,846,723
Under Armour, Inc., Class A (C)(D)	370,805	6,062,662
Under Armour, Inc., Class C (C)(D)	276,395	3,966,268
		15,875,653
		179,663,758
Energy – 1.7%
Oil, gas and consumable fuels – 1.7%
Newfield Exploration Company (C)	209,089	5,105,953
WPX Energy, Inc. (C)	516,422	7,632,717
		12,738,670
Financials – 4.1%
Banks – 1.0%
SunTrust Banks, Inc.	117,425	7,989,597
Capital markets – 3.1%
TD Ameritrade Holding Corp.	387,566	22,955,534
		30,945,131
Health care – 16.6%
Biotechnology – 4.6%
Exact Sciences Corp. (C)(D)	373,589	15,066,844
Ionis Pharmaceuticals, Inc. (C)	166,739	7,349,855
Sage Therapeutics, Inc. (C)	32,653	5,259,419
Seattle Genetics, Inc. (C)	76,212	3,988,936
Spark Therapeutics, Inc. (C)	37,785	2,516,103
		34,181,157
Health care equipment and supplies – 9.5%
Align Technology, Inc. (C)	62,107	15,596,931
DexCom, Inc. (C)	150,024	11,125,780
Edwards Lifesciences Corp. (C)	109,015	15,209,773
Hologic, Inc. (C)	201,573	7,530,767
Insulet Corp. (C)	249,708	21,644,689
		71,107,940
Health care technology – 1.1%
Veeva Systems, Inc., Class A (C)	117,102	8,550,788
Pharmaceuticals – 1.4%
Eisai Company, Ltd.	61,800	3,979,089
Nektar Therapeutics (C)	18,953	2,013,946
Ono Pharmaceutical Company, Ltd.	138,550	4,408,214
		10,401,249
		124,241,134
Industrials – 14.0%
Aerospace and defense – 1.3%
Harris Corp.	59,509	9,597,612
Airlines – 1.8%
JetBlue Airways Corp. (C)	647,181	13,150,718
Commercial services and supplies – 1.1%
The Brink’s Company	115,279	8,225,157
Electrical equipment – 1.7%
Rockwell Automation, Inc.	71,594	12,471,675
Machinery – 2.9%
IDEX Corp.	99,595	14,193,283
The Middleby Corp. (C)	63,495	7,860,046
		22,053,329

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services – 3.1%
CoStar Group, Inc. (C)	63,436	$23,006,968
Road and rail – 2.1%
J.B. Hunt Transport Services, Inc.	73,508	8,611,462
Knight-Swift Transportation
Holdings, Inc.	162,856	7,493,005
		16,104,467
		104,609,926
Information technology – 26.0%
Electronic equipment, instruments and components – 3.9%
II-VI, Inc. (C)	201,429	8,238,446
IPG Photonics Corp. (C)	35,731	8,338,901
Zebra Technologies Corp., Class A (C)	89,800	12,499,262
		29,076,609
Internet software and services – 3.0%
GoDaddy, Inc., Class A (C)	245,030	15,049,743
Zillow Group, Inc., Class C (C)(D)	135,655	7,298,239
		22,347,982
IT services – 0.5%
Global Payments, Inc.	33,547	3,741,161
Semiconductors and semiconductor equipment – 5.8%
Advanced Micro Devices, Inc. (C)(D)	862,010	8,663,201
Microchip Technology, Inc. (D)	259,677	23,724,091
Teradyne, Inc.	239,532	10,949,008
		43,336,300
Software – 12.8%
Birst, Inc. (B)(C)	328,201	62,358
DraftKings, Inc. (A)(B)(C)	933,549	1,334,975
Fair Isaac Corp. (C)	48,002	8,130,099
Guidewire Software, Inc. (C)	276,116	22,318,456
ServiceNow, Inc. (C)	201,475	33,334,037
Workday, Inc., Class A (C)	238,784	30,351,834
		95,531,759
		194,033,811
Materials – 3.2%
Construction materials – 0.9%
Vulcan Materials Company	58,313	6,657,595
Containers and packaging – 2.3%
International Paper Company	184,834	9,875,681
Packaging Corp. of America	67,391	7,594,966
		17,470,647
		24,128,242
Real estate – 0.8%
Real estate management and development – 0.8%
WeWork Companies, Inc.,
Class A (A)(B)(C)	6,615	342,723
Willscot Corp. (C)(D)	390,144	5,325,466
		5,668,189
TOTAL COMMON STOCKS (Cost $556,796,504)		$676,028,861

PREFERRED SECURITIES – 5.7%
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(B)(C)	66,598	2,083,851
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(B)(C)	1,034,250	5,109,195
One Kings Lane, Inc. (B)(C)	302,694	48,431
		5,157,626
Specialty retail – 0.1%
Jand, Inc., Series D (A)(B)(C)	56,502	888,042
		8,129,519
Information technology – 3.5%
Internet software and services – 1.8%
Lookout, Inc., Series F (A)(B)(C)	185,829	1,594,413
Uber Technologies, Inc. (A)(B)(C)	360,843	11,896,597
		13,491,010
Software – 1.7%
Essence Group Holdings Corp. (A)(B)(C)	1,459,559	2,948,309
MarkLogic Corp., Series F (A)(B)(C)	222,196	2,381,941
Pinterest, Inc., Series G (A)(B)(C)	292,090	2,211,121
Zuora, Inc., Series F (A)(B)(C)	715,736	4,902,792
		12,444,163
		25,935,173
Real estate – 1.1%
Real estate management and development – 1.1%
WeWork Companies, Inc.,
Series D1 (A)(B)(C)	90,446	4,686,007
WeWork Companies, Inc.,
Series D2 (A)(B)(C)	71,065	3,681,878
		8,367,885
TOTAL PREFERRED SECURITIES (Cost $25,785,381)		$42,432,577

WARRANTS – 0.1%
Willscot Corp. (Expiration
Date: 10-16-20; Strike Price:
$11.50) (C)	390,144	651,540
TOTAL WARRANTS (Cost $335,524)		$651,540

SECURITIES LENDING COLLATERAL – 8.8%
John Hancock Collateral Trust,
1.8276% (E)(F)	6,573,721	65,749,044
TOTAL SECURITIES LENDING COLLATERAL (Cost
$65,756,147)		$65,749,044

SHORT-TERM INVESTMENTS – 3.6%
Repurchase agreement – 3.6%
Deutsche Bank Tri-Party Repurchase
Agreement dated 3-29-18 at 1.810%
to be repurchased at $27,405,510 on
4-2-18, collateralized by $25,934,098
Federal Home Loan Mortgage Corp.,
3.000% - 4.000% due 6-1-34 to
4-1-47 (valued at $26,091,209,
including interest) and $1,797,139
Federal National Mortgage
Association, 4.000% due 7-1-47
(valued at $1,856,792,
including interest)	$27,400,000	27,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,400,000)		$27,400,000
Total Investments (Mid Cap Stock Trust)
(Cost $676,073,556) – 108.6%		$812,262,022
Other assets and liabilities, net – (8.6%)		(64,317,007)
TOTAL NET ASSETS – 100.0%		$747,945,015

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Trust (continued)

(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $63,516,148.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.3%
Consumer discretionary – 6.0%
Diversified consumer services – 0.8%
Strayer Education, Inc.	60,679	$6,131,613
Leisure products – 0.6%
Mattel, Inc. (A)	358,900	4,719,535
Media – 2.8%
News Corp., Class A	698,800	11,041,040
Scholastic Corp.	46,424	1,803,108
Viacom, Inc., Class B	285,400	8,864,524
		21,708,672
Specialty retail – 1.0%
Chico’s FAS, Inc.	100,672	910,075
The Gap, Inc.	18,500	577,200
Tiffany & Company	61,414	5,997,691
		7,484,966
Textiles, apparel and luxury goods – 0.8%
Ralph Lauren Corp.	56,032	6,264,378
		46,309,164
Consumer staples – 10.2%
Beverages – 1.5%
Carlsberg A/S, Class B	94,034	11,227,148
Food and staples retailing – 2.1%
Sysco Corp.	94,000	5,636,240
The Kroger Company	459,500	11,000,430
		16,636,670
Food products – 5.6%
Archer-Daniels-Midland Company	196,700	8,530,879
Bunge, Ltd.	267,564	19,783,682
Flowers Foods, Inc.	494,072	10,800,414
General Mills, Inc.	75,300	3,393,018
Hostess Brands, Inc. (B)	47,127	697,008
		43,205,001
Personal products – 1.0%
Edgewell Personal Care Company (B)	163,492	7,981,679
		79,050,498
Energy – 9.9%
Energy equipment and services – 1.0%
Frank’s International NV (A)	296,798	1,611,613
SEACOR Holdings, Inc. (B)	44,069	2,251,926
SEACOR Marine Holdings, Inc. (B)	97,285	1,850,361
Tidewater, Inc. (B)	59,600	1,705,156
		7,419,056
Oil, gas and consumable fuels – 8.9%
Apache Corp.	265,000	10,197,200
ARC Resources, Ltd.	292,900	3,191,925
Cameco Corp.	604,100	5,491,269
Canadian Natural Resources, Ltd.	20,425	642,775
Dorian LPG, Ltd. (B)	10,722	80,308
EQT Corp.	337,695	16,043,889
Hess Corp.	366,983	18,576,679
Imperial Oil, Ltd.	238,400	6,317,600
Murphy Oil Corp.	338,788	8,754,282
		69,295,927
		76,714,983
Financials – 20.8%
Banks – 3.6%
Fifth Third Bancorp	509,910	16,189,643
First Horizon National Corp.	72,211	1,359,733
Popular, Inc.	124,500	5,181,690
Westamerica Bancorporation (A)	97,400	5,656,992
		28,388,058
Capital markets – 2.4%
Lazard, Ltd., Class A	111,200	5,844,672
Northern Trust Corp.	115,800	11,942,454
Waddell & Reed Financial, Inc.,
Class A (A)	44,200	893,282
		18,680,408
Consumer finance – 2.1%
Ally Financial, Inc.	191,141	5,189,478
Synchrony Financial	321,995	10,796,492
		15,985,970
Diversified financial services – 3.9%
Groupe Bruxelles Lambert SA	17,777	2,033,215
Leucadia National Corp.	692,467	15,739,775
Pargesa Holding SA	42,475	3,768,753
Voya Financial, Inc.	178,100	8,994,050
		30,535,793
Insurance – 8.2%
Axis Capital Holdings, Ltd.	67,800	3,903,246
Brighthouse Financial, Inc. (B)	39,300	2,020,020
Brown & Brown, Inc.	319,658	8,132,100
CNA Financial Corp.	167,369	8,259,660
Kemper Corp.	91,625	5,222,625
Loews Corp.	242,688	12,068,874
Marsh & McLennan Companies, Inc.	95,900	7,920,381
The Progressive Corp.	94,528	5,759,591
Validus Holdings, Ltd.	10,700	721,715
White Mountains Insurance Group, Ltd.	11,428	9,399,759
		63,407,971
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	354,998	4,384,225
		161,382,425
Health care – 13.1%
Biotechnology – 1.7%
Alkermes PLC (B)	143,205	8,300,162
Seattle Genetics, Inc. (B)	101,049	5,288,905
		13,589,067
Health care equipment and supplies – 4.4%
Baxter International, Inc.	206,324	13,419,313
DexCom, Inc. (A)(B)	58,100	4,308,696
Halyard Health, Inc. (B)	10,141	467,297
Hologic, Inc. (B)	246,193	9,197,770
Zimmer Biomet Holdings, Inc.	59,100	6,444,264
		33,837,340
Health care providers and services – 3.8%
Cardinal Health, Inc.	38,000	2,381,840
Henry Schein, Inc. (A)(B)	63,200	4,247,672
MEDNAX, Inc. (B)	96,058	5,343,707
Patterson Companies, Inc.	294,400	6,544,512

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp. (B)	651,588	$11,239,893
		29,757,624
Pharmaceuticals – 3.2%
Mylan NV (B)	51,200	2,107,904
Perrigo Company PLC	152,400	12,701,016
Teva Pharmaceutical Industries, Ltd.,
ADR (A)	126,500	2,161,885
Zoetis, Inc.	91,140	7,611,101
		24,581,906
		101,765,937
Industrials – 9.7%
Aerospace and defense – 3.3%
Cobham PLC (B)	1,733,355	2,986,938
Textron, Inc.	383,435	22,611,162
		25,598,100
Air freight and logistics – 3.3%
C.H. Robinson Worldwide, Inc.	208,241	19,514,264
Expeditors International of
Washington, Inc.	96,300	6,095,790
		25,610,054
Commercial services and supplies – 0.7%
Cintas Corp.	32,140	5,482,441
Machinery – 1.8%
AGCO Corp.	38,500	2,496,725
Wabtec Corp. (A)	22,912	1,865,037
Xylem, Inc.	127,600	9,814,992
		14,176,754
Road and rail – 0.6%
Kansas City Southern	41,000	4,503,850
		75,371,199
Information technology – 2.6%
Electronic equipment, instruments and components – 1.3%
AVX Corp.	267,486	4,426,893
National Instruments Corp.	117,200	5,926,804
		10,353,697
Semiconductors and semiconductor equipment – 1.3%
Marvell Technology Group, Ltd.	484,583	10,176,243
		20,529,940
Materials – 7.6%
Chemicals – 0.7%
CF Industries Holdings, Inc.	28,946	1,092,133
FMC Corp.	51,909	3,974,672
The Mosaic Company	6,600	160,248
		5,227,053
Construction materials – 1.3%
Vulcan Materials Company	88,507	10,104,844
Containers and packaging – 0.3%
WestRock Company	28,634	1,837,444
Metals and mining – 5.3%
Barrick Gold Corp.	249,400	3,105,030
Cia de Minas Buenaventura SAA, ADR	186,600	2,841,918
Franco-Nevada Corp.	151,913	10,364,538
Newmont Mining Corp.	462,573	18,072,727
Nucor Corp.	115,300	7,043,677
		41,427,890
		58,597,231
Real estate – 8.4%
Equity real estate investment trusts – 6.9%
Equity Commonwealth (B)	364,562	11,181,117
Equity Residential	148,200	9,132,084
Forest City Realty Trust, Inc., Class A	96,900	1,963,194
Rayonier, Inc.	499,300	17,565,375
Regency Centers Corp.	80,634	4,755,793
Taubman Centers, Inc.	28,737	1,635,423
Weyerhaeuser Company	201,419	7,049,665
		53,282,651
Real estate management and development – 1.5%
Realogy Holdings Corp. (A)	364,600	9,946,288
The St. Joe Company (B)	116,041	2,187,373
		12,133,661
		65,416,312
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	90,236	2,529,315
Utilities – 6.7%
Electric utilities – 4.6%
Entergy Corp.	49,981	3,937,503
FirstEnergy Corp.	600,372	20,418,652
PG&E Corp.	250,000	10,982,500
		35,338,655
Independent power and renewable electricity producers –
1.8%
NRG Energy, Inc.	293,700	8,966,661
Vistra Energy Corp. (B)	246,500	5,134,595
		14,101,256
Multi-utilities – 0.3%
SCANA Corp.	63,000	2,365,650
		51,805,561
TOTAL COMMON STOCKS (Cost $615,748,542)		$739,472,565

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	18,222	1,985,651
TOTAL PREFERRED SECURITIES (Cost $2,064,626)		$1,985,651

SECURITIES LENDING COLLATERAL – 2.9%
John Hancock Collateral Trust,
1.8276% (C)(D)	2,239,859	22,402,626
TOTAL SECURITIES LENDING COLLATERAL (Cost
$22,406,094)		$22,402,626

SHORT-TERM INVESTMENTS – 4.1%
Money market funds – 4.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (C)	2,057,457	2,057,457
T. Rowe Price Government Money Fund,
1.8418% (C)	30,071,107	30,071,107
		32,128,564
TOTAL SHORT-TERM INVESTMENTS (Cost $32,128,564)		$32,128,564
Total Investments (Mid Value Trust)
(Cost $672,347,826) – 102.5%		$795,989,406
Other assets and liabilities, net – (2.5%)		(19,698,323)
TOTAL NET ASSETS – 100.0%		$776,291,083

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $21,855,599.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)

(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Money Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT – 14.0%
U.S. Treasury Bill
1.521%, 04/05/2018	$39,255,400	$39,248,857
1.523%, 05/10/2018	40,112,500	40,047,317
1.623%, 04/12/2018	20,043,400	20,033,601
1.722%, 06/14/2018	19,627,100	19,558,817
1.740%, 04/26/2018	23,557,000	23,528,961
1.746%, 04/26/2018	24,054,000	24,025,269
1.924%, 09/27/2018	8,000,000	7,925,218
U.S. Treasury Note
1.569%, 04/15/2018	43,196,900	43,183,373
1.883%, 09/15/2018	47,039,400	46,849,212
TOTAL U.S. GOVERNMENT (Cost
$264,400,625)		$264,400,625

U.S. GOVERNMENT AGENCY – 85.4%
Federal Agricultural Mortgage Corp.
1.014%, (1 month LIBOR - 0.050%)
04/02/2019 (A)	27,703,000	27,703,000
1.521%, 04/02/2018	41,000,000	40,998,292
1.590%, (1 month LIBOR - 0.080%)
11/30/2018 (A)	23,843,000	23,843,000
1.596%, (1 month LIBOR - 0.090%)
05/01/2018 (A)	25,000,000	25,000,000
1.608%, (1 month LIBOR - 0.100%)
04/03/2018 (A)	50,000,000	50,000,000
1.608%, (1 month LIBOR - 0.100%)
12/03/2018 (A)	16,237,000	16,237,000
1.756%, (1 month LIBOR - 0.090%)
02/20/2019 (A)	20,007,000	20,007,000
1.768%, (1 month LIBOR - 0.110%)
06/22/2018 (A)	19,820,000	19,820,000
1.776%, (1 month LIBOR - 0.120%)
04/25/2018 (A)	50,000,000	50,000,000
1.903%, (1 month LIBOR)
09/30/2019 (A)	20,024,000	20,024,000
2.145%, (3 month LIBOR - 0.170%)
06/26/2018 (A)	41,000,000	41,000,000
Federal Farm Credit Bank
1.440%, 04/06/2018	11,520,000	11,518,848
1.458%, 08/28/2018	7,983,000	7,935,752
1.537%, 04/16/2018	2,358,000	2,360,747
1.558%, (1 month LIBOR + 0.140%)
08/01/2018 (A)	4,489,000	4,493,046
1.568%, 05/18/2018	800,000	799,367
1.591%, 06/12/2018	802,000	807,326
1.591%, (1 month LIBOR + 0.140%)
07/06/2018 (A)	795,000	795,553
1.603%, 11/01/2018	4,058,000	4,043,266
1.610%, (1 month LIBOR - 0.100%)
08/08/2018 (A)	3,120,000	3,120,257
1.612%, (3 month LIBOR)
05/09/2018 (A)	400,000	400,088
1.619%, (1 month LIBOR - 0.085%)
05/30/2019 (A)	7,835,000	7,831,919
1.631%, (Prime rate - 3.020%)
01/14/2019 (A)	19,277,000	19,295,490
1.642%, (Prime rate - 3.060%)
04/25/2019 (A)	7,400,000	7,405,543
1.653%, (Prime rate - 3.120%)
01/02/2019 (A)	16,123,000	16,123,000
1.661%, (1 month LIBOR - 0.080%)
11/09/2018 (A)	1,220,000	1,220,000
1.673%, (Prime rate - 3.105%)
04/10/2019 (A)	7,970,000	7,969,590
1.677%, (1 month LIBOR + 0.050%)
04/16/2018 (A)	23,054,000	23,055,748
1.688%, (1 month LIBOR + 0.020%)
05/17/2018 (A)	20,994,000	20,998,382
1.690%, (1 month LIBOR + 0.130%)
07/19/2018 (A)	7,221,000	7,226,904
1.693%, (Prime rate - 3.080%)
09/13/2019 (A)	7,982,000	7,982,000
1.698%, (Prime rate - 3.080%)
06/27/2019 (A)	12,084,000	12,083,231
1.699%, (1 month LIBOR + 0.130%)
10/17/2018 (A)	1,605,000	1,607,309
1.703%, (Prime rate - 3.075%)
09/05/2019 (A)	18,548,000	18,546,674
1.721%, (3 month LIBOR + 0.040%)
11/16/2018 (A)	5,409,000	5,415,564
1.722%, (Prime rate - 2.960%)
05/11/2018 (A)	786,000	786,080
1.724%, (1 month LIBOR + 0.045%)
04/09/2018 (A)	10,973,000	10,973,152
1.726%, 04/26/2018	39,219,000	39,172,700
1.727%, 06/25/2018	16,474,000	16,454,460
1.728%, (1 month LIBOR + 0.180%)
10/11/2019 (A)	2,000,000	2,006,490
1.734%, (1 month LIBOR + 0.090%)
05/25/2018 (A)	15,544,000	15,549,846
1.746%, 04/11/2018	803,000	802,834
1.751%, (3 month LIBOR - 0.180%)
05/17/2019 (A)	7,928,000	7,924,930
1.752%, (1 month LIBOR - 0.135%)
06/13/2019 (A)	3,994,000	3,988,635
1.753%, 04/13/2018	2,408,000	2,407,341
1.755%, (1 month LIBOR + 0.065%)
10/22/2018 (A)	2,358,000	2,360,485
1.769%, (1 month LIBOR + 0.190%)
08/19/2019 (A)	20,313,000	20,383,462
1.787%, (1 month LIBOR - 0.080%)
11/20/2019 (A)	9,729,000	9,725,803
1.789%, (1 month LIBOR - 0.040%)
04/24/2019 (A)	4,175,000	4,177,980
1.793%, 08/02/2018	1,000,000	997,437
1.843%, (3 month LIBOR - 0.035%)
09/04/2018 (A)	8,786,000	8,792,490
1.849%, (3 month USBMMY +
0.050%) 11/04/2019 (A)	7,901,000	7,900,313
1.863%, (3 month USBMMY +
0.150%) 04/12/2019 (A)	8,020,000	8,026,637
1.884%, (3 month USBMMY +
0.085%) 08/08/2019 (A)	12,115,000	12,114,172
1.890%, 01/28/2019	8,445,000	8,391,939
1.892%, 01/28/2019	2,111,000	2,100,485
1.923%, 09/14/2018	1,168,000	1,162,442
1.924%, 09/17/2018	4,007,000	4,007,188
1.952%, 09/20/2018	25,715,000	25,600,795
1.958%, 10/24/2018	802,000	801,964
1.984%, (3 month LIBOR - 0.170%)
03/15/2019 (A)	12,087,000	12,086,725
1.991%, (3 month LIBOR - 0.300%)
09/18/2018 (A)	1,602,000	1,603,376

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
2.013%, 11/21/2018	$1,605,000	$1,597,269
2.069%, (3 month LIBOR + 0.050%)
06/22/2018 (A)	2,100,000	2,101,224
2.151%, 02/22/2019	1,000,000	991,283
Federal Home Loan Bank
1.223%, 05/04/2018	1,220,000	1,219,902
1.276%, 06/22/2018	1,300,000	1,299,641
1.318%, 06/04/2018	750,000	749,653
1.329%, 05/10/2018	2,000,000	1,999,316
1.366%, 06/06/2018	1,625,000	1,624,025
1.443%, 06/13/2018	3,975,000	3,972,126
1.521%, 05/25/2018	2,640,000	2,637,529
1.523%, 05/23/2018	16,010,000	15,998,633
1.526%, 06/14/2018	78,721,000	78,478,277
1.541%, (3 month LIBOR - 0.163%)
07/05/2019 (A)	865,000	865,142
1.542%, 05/25/2018	800,000	799,448
1.542%, (3 month LIBOR - 0.220%)
07/09/2018 (A)	18,180,000	18,178,150
1.557%, (3 month LIBOR - 0.120%)
10/05/2018 (A)	3,900,000	3,900,812
1.564%, 06/08/2018	2,930,000	2,928,330
1.569%, (3 month LIBOR - 0.270%)
04/23/2018 (A)	12,880,000	12,879,424
1.572%, 04/06/2018	3,299,000	3,298,290
1.575%, (1 month LIBOR - 0.140%)
07/03/2018 (A)	5,345,000	5,344,900
1.577%, 04/02/2018	784,000	783,966
1.577%, 04/06/2018	6,118,000	6,116,679
1.586%, 06/08/2018	4,700,000	4,728,037
1.602%, 04/02/2018	79,341,000	79,337,514
1.603%, 04/23/2018	19,668,000	19,649,009
1.622%, 04/03/2018	7,844,000	7,843,303
1.623%, 04/05/2018	1,019,000	1,018,819
1.623%, 04/11/2018	10,158,000	10,153,485
1.623%, (3 month LIBOR - 0.250%)
05/02/2018 (A)	7,725,000	7,724,516
1.624%, 04/27/2018	801,000	800,074
1.627%, 04/25/2018	11,798,000	11,785,392
1.628%, 04/04/2018	1,646,000	1,645,780
1.643%, 04/04/2018	2,355,000	2,354,682
1.643%, 04/06/2018	1,256,000	1,255,717
1.643%, 04/13/2018	51,800,000	51,772,028
1.645%, 05/04/2018	16,012,000	15,988,222
1.648%, 04/06/2018	5,096,000	5,094,850
1.651%, 06/05/2018	1,965,000	1,962,217
1.653%, 04/02/2018	1,413,000	1,412,936
1.653%, 04/04/2018	926,000	925,874
1.663%, 04/10/2018	2,748,000	2,746,873
1.664%, 04/11/2018	3,926,000	3,924,211
1.667%, (3 month LIBOR - 0.230%)
02/13/2019 (A)	1,960,000	1,959,078
1.673%, 04/05/2018	2,473,000	2,472,547
1.673%, 04/06/2018	3,299,000	3,298,244
1.674%, 04/10/2018	1,571,000	1,570,352
1.678%, 04/05/2018	3,611,000	3,610,336
1.683%, 04/06/2018	942,000	941,783
1.689%, 04/10/2018	19,626,000	19,617,831
1.691%, (1 month LIBOR - 0.145%)
04/20/2018 (A)	5,800,000	5,800,029
1.694%, 04/13/2018	3,104,000	3,102,272
1.699%, 04/13/2018	3,611,000	3,608,984
1.703%, 04/02/2018	6,273,000	6,272,707
1.704%, 04/04/2018	2,960,000	2,959,586
1.704%, 04/06/2018	785,000	784,817
1.704%, 04/11/2018	1,209,000	1,208,436
1.714%, 04/02/2018	1,882,000	1,881,912
1.723%, 06/01/2018	15,702,000	15,656,903
1.724%, 04/02/2018	6,665,000	6,664,685
1.724%, 04/04/2018	13,269,000	13,267,120
1.725%, 04/18/2018	11,753,000	11,743,565
1.726%, 04/30/2018	2,748,000	2,744,237
1.727%, (1 month LIBOR - 0.165%)
04/27/2018 (A)	1,990,000	1,990,010
1.727%, 05/18/2018	785,000	783,258
1.728%, 05/25/2018	20,025,000	19,974,882
1.729%, (1 month LIBOR - 0.143%)
05/22/2018 (A)	7,840,000	7,840,059
1.734%, 04/10/2018	6,038,000	6,035,419
1.735%, 04/12/2018	1,570,000	1,569,180
1.740%, (1 month LIBOR - 0.150%)
04/24/2018 (A)	20,080,000	20,080,077
1.745%, 04/11/2018	4,862,000	4,859,677
1.745%, 04/13/2018	1,177,000	1,176,325
1.750%, 06/18/2018	19,628,000	19,554,853
1.753%, (1 month LIBOR - 0.145%)
05/24/2018 (A)	11,755,000	11,754,965
1.758%, (1 month LIBOR - 0.080%)
07/23/2018 (A)	6,560,000	6,560,960
1.768%, 05/11/2018	800,000	798,453
1.778%, 05/16/2018	7,991,000	7,973,520
1.781%, 05/16/2018	2,355,000	2,352,827
1.791%, (3 month LIBOR - 0.160%)
05/24/2019 (A)	17,680,000	17,683,542
1.821%, 06/15/2018	9,355,000	9,320,133
1.828%, 06/29/2018	20,460,000	20,412,461
1.896%, (3 month LIBOR - 0.130%)
09/14/2018 (A)	5,710,000	5,712,798
1.923%, 09/14/2018	940,000	936,578
1.924%, 09/13/2018	1,605,000	1,600,082
1.925%, (3 month LIBOR - 0.160%)
06/12/2019 (A)	1,395,000	1,395,206
1.986%, 09/27/2018	19,607,000	19,417,869
2.056%, 12/14/2018	1,665,000	1,684,149
2.058%, 12/18/2018	800,000	798,173
2.063%, 11/06/2018	1,605,000	1,596,171
2.075%, 02/14/2019	5,000,000	4,910,946
Federal Home Loan Mortgage Corp.
1.237%, 05/25/2018	2,000,000	1,999,325
1.252%, 06/22/2018	8,000,000	7,996,620
1.280%, 04/09/2018	9,132,000	9,130,958
1.381%, 09/06/2018	9,538,000	9,524,869
1.384%, 09/13/2018	15,384,000	15,363,784
1.518%, 06/29/2018	1,596,000	1,593,808
1.522%, 05/25/2018	4,011,000	4,007,290
1.523%, 05/17/2018	1,953,000	1,951,899
1.543%, 05/11/2018	2,738,000	2,736,415
1.553%, 05/25/2018	800,000	799,374
1.581%, 09/28/2018	811,000	808,858
1.703%, (1 month LIBOR - 0.165%)
05/18/2018 (A)	1,008,000	1,007,952
1.725%, 06/13/2018	803,000	808,150
1.800%, 06/22/2018	1,433,000	1,431,200
1.832%, 06/20/2018	21,781,000	21,693,876
Federal National Mortgage Association
1.238%, 04/30/2018	4,459,000	4,458,348
1.276%, 04/30/2018	2,040,000	2,039,557
1.356%, 05/21/2018	7,157,000	7,152,406
1.572%, 05/25/2018	1,594,000	1,592,780
1.645%, 05/21/2018	2,361,000	2,358,998

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal National
Mortgage Association (continued)
1.658%, 06/14/2018	$11,767,000	$11,727,574
1.682%, 07/27/2018	1,465,000	1,461,288
1.694%, 04/16/2018	1,565,000	1,563,911
1.725%, 06/05/2018	803,000	807,190
1.736%, 11/28/2018	1,190,000	1,185,519
1.784%, 07/20/2018	8,460,000	8,443,672
1.838%, 10/29/2018	2,000,000	1,991,728
1.913%, 09/18/2018	4,330,000	4,328,939
2.081%, 12/14/2018	1,183,000	1,175,062
2.130%, 01/30/2019	1,764,000	1,758,479
Tennessee Valley Authority
1.386%, 04/01/2018	8,711,000	8,711,000
1.725%, 04/17/2018	10,000,000	9,992,444
TOTAL U.S. GOVERNMENT AGENCY (Cost
$1,617,396,885)		$1,617,396,885

SHORT-TERM INVESTMENTS – 0.0%
Repurchase agreement – 0.0%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $100,008 on 4-2-18,
collateralized by $105,000
U.S. Treasury Inflation Indexed Notes,
0.125% due 7-15-24 (valued at
$106,848, including interest)	100,000	$100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $100,000)		$100,000
Total Investments (Money Market Trust)
(Cost $1,881,897,510) – 99.4%		$1,881,897,510
Other assets and liabilities, net – 0.6%		11,681,208
TOTAL NET ASSETS – 100.0%		$1,893,578,718

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

Mutual Shares Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 88.5%
Consumer discretionary – 10.5%
Auto components – 0.4%
The Goodyear Tire & Rubber Company	27,434	$729,196
Automobiles – 1.1%
General Motors Company	48,559	1,764,634
Media – 9.0%
Charter Communications, Inc.,
Class A (A)	9,198	2,862,602
Comcast Corp., Class A	54,350	1,857,140
DISH Network Corp., Class A (A)	30,442	1,153,447
Sky PLC	133,611	2,433,335
The Walt Disney Company	28,900	2,902,716
Time Warner, Inc.	39,543	3,739,977
		14,949,217
		17,443,047
Consumer staples – 8.7%
Beverages – 0.9%
PepsiCo, Inc.	12,846	1,402,141
Food and staples retailing – 3.5%
CVS Health Corp.	32,508	2,022,323
Rite Aid Corp. (A)(B)	90,900	152,712
The Kroger Company	87,575	2,096,546
Walgreens Boots Alliance, Inc.	24,316	1,591,969
		5,863,550
Household products – 0.7%
Energizer Holdings, Inc.	19,713	1,174,501
Tobacco – 3.6%
Altria Group, Inc.	25,972	1,618,575
British American Tobacco PLC	46,876	2,709,755
British American Tobacco PLC, ADR	17,408	1,004,268
Imperial Brands PLC	19,494	663,761
		5,996,359
		14,436,551
Energy – 8.9%
Energy equipment and services – 0.9%
Baker Hughes, a GE Company	39,587	1,099,331
McDermott International, Inc. (A)(B)	69,500	423,255
		1,522,586
Oil, gas and consumable fuels – 8.0%
Anadarko Petroleum Corp.	43,370	2,619,982
BP PLC	170,663	1,151,139
Kinder Morgan, Inc.	123,051	1,853,148
Marathon Oil Corp.	115,262	1,859,176
Plains GP Holdings LP, Class A (A)(B)	41,000	891,750
Royal Dutch Shell PLC, A Shares	34,994	1,107,159
Royal Dutch Shell PLC, A Shares (B)	63,405	2,019,903
The Williams Companies, Inc.	68,984	1,714,942
		13,217,199
		14,739,785
Financials – 20.2%
Banks – 10.6%
Barclays PLC	426,990	1,247,710
CIT Group, Inc.	29,408	1,514,512
Citigroup, Inc.	35,995	2,429,663
Citizens Financial Group, Inc.	72,454	3,041,619
FCB Financial Holdings, Inc.,
Class A (A)	60,504	3,091,754
Guaranty Bancorp	4,385	124,315
JPMorgan Chase & Co.	29,286	3,220,581
Wells Fargo & Company	55,110	2,888,315
		17,558,469
Consumer finance – 1.6%
Ally Financial, Inc.	31,149	845,695
Capital One Financial Corp.	19,162	1,836,103
		2,681,798
Diversified financial services – 1.1%
Voya Financial, Inc.	36,330	1,834,665
Insurance – 6.9%
Alleghany Corp.	4,232	2,600,310
American International Group, Inc.	55,565	3,023,847
Chubb, Ltd.	12,553	1,716,874
MetLife, Inc.	38,150	1,750,704
The Hartford Financial Services
Group, Inc.	24,459	1,260,128
XL Group, Ltd.	17,082	943,951
		11,295,814
		33,370,746
Health care – 10.3%
Health care equipment and supplies – 3.3%
Medtronic PLC	61,673	4,947,408

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Stryker Corp.	3,196	$514,300
		5,461,708
Pharmaceuticals – 7.0%
Eli Lilly & Company	49,455	3,826,333
Merck & Company, Inc.	81,267	4,426,613
Novartis AG, ADR	40,763	3,295,689
		11,548,635
		17,010,343
Industrials – 6.8%
Aerospace and defense – 0.9%
BAE Systems PLC	175,175	1,433,229
Building products – 0.7%
Johnson Controls International PLC	31,800	1,120,632
Construction and engineering – 0.8%
Chicago Bridge & Iron Company NV	15,152	218,189
Fluor Corp.	21,147	1,210,031
		1,428,220
Electrical equipment – 1.4%
Sensata Technologies Holding PLC (A)	44,107	2,286,066
Industrial conglomerates – 1.8%
General Electric Company	218,100	2,939,988
Machinery – 0.8%
CNH Industrial NV	102,301	1,264,136
Professional services – 0.4%
RELX PLC	36,270	745,052
		11,217,323
Information technology – 12.3%
Communications equipment – 2.9%
Cisco Systems, Inc.	78,199	3,353,955
Nokia OYJ	140,573	776,260
Nokia OYJ, ADR	112,011	612,700
		4,742,915
IT services – 1.6%
Cognizant Technology Solutions Corp.,
Class A	32,068	2,581,474
Software – 5.3%
CA, Inc.	55,437	1,879,314
Dell Technologies, Inc., Class V (A)	8,067	590,585
Microsoft Corp.	41,538	3,791,173
Symantec Corp.	100,757	2,604,568
		8,865,640
Technology hardware, storage and peripherals – 2.5%
Hewlett Packard Enterprise Company	80,193	1,406,585
Samsung Electronics Company, Ltd.	1,183	2,764,051
		4,170,636
		20,360,665
Materials – 4.9%
Chemicals – 1.1%
Monsanto Company	15,930	1,858,872
Construction materials – 0.7%
LafargeHolcim, Ltd. (A)	20,562	1,126,687
Containers and packaging – 1.6%
International Paper Company	35,024	1,871,332
WestRock Company (B)	12,086	775,559
		2,646,891
Metals and mining – 1.5%
thyssenkrupp AG	43,392	1,133,056
Metals and mining (continued)
Warrior Met Coal, Inc.	45,491	1,274,203
		2,407,259
		8,039,709
Real estate – 1.8%
Equity real estate investment trusts – 1.8%
Alexander’s, Inc.	3,022	1,152,077
JBG SMITH Properties	7,809	263,241
Vornado Realty Trust	22,318	1,502,001
		2,917,319
Telecommunication services – 1.1%
Diversified telecommunication services – 0.6%
Koninklijke KPN NV	335,100	1,007,642
Wireless telecommunication services – 0.5%
Vodafone Group PLC	298,225	815,951
		1,823,593
Utilities – 3.0%
Electric utilities – 0.5%
PG&E Corp.	20,690	908,912
Independent power and renewable electricity producers – 2.5%
Vistra Energy Corp. (A)	195,183	4,065,662
		4,974,574
TOTAL COMMON STOCKS (Cost $133,585,919)		$146,333,655

CORPORATE BONDS - 2.8%
Consumer discretionary - 1.9%
iHeartCommunications, Inc.
9.000%, 12/15/2019 (C)	$3,977,000	3,136,859
Telecommunication services - 0.9%
Frontier Communications Corp.
10.500%, 09/15/2022	905,000	756,879
11.000%, 09/15/2025	1,015,000	760,616
		1,517,495
TOTAL CORPORATE BONDS (Cost $5,584,393)		$4,654,354

RIGHTS – 0.1%
Texas Competitive Electric Holdings
Company LLC (A)(D)	195,183	107,351
TOTAL RIGHTS (Cost $864,691)		$107,351

ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings
Company LLC 11.500%,
10/01/2020 (A)(E)	7,466,240	0
Texas Competitive Electric Holdings
Company LLC 11.500%,
10/01/2020 (A)	4,128,000	30,960
TOTAL ESCROW CERTIFICATES (Cost $3,316)		$30,960

SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust,
1.8276% (F)(G)	350,942	3,510,053
TOTAL SECURITIES LENDING COLLATERAL (Cost
$3,510,481)		$3,510,053

SHORT-TERM INVESTMENTS – 6.5%
U.S. Government – 1.8%
U.S. Treasury Bill
1.369%, 04/05/2018 *	$1,000,000	999,865
1.599%, 07/05/2018 *	2,000,000	1,991,068
		2,990,933

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Mutual Shares Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency – 4.7%
Federal Home Loan Bank Discount Note
1.400%, 04/02/2018 *	$7,700,000	$7,699,937
TOTAL SHORT-TERM INVESTMENTS (Cost $10,691,373)		$10,690,870
Total Investments (Mutual Shares Trust)
(Cost $154,240,173) – 100.0%		$165,327,243
Other assets and liabilities, net – 0.0%		57,076
TOTAL NET ASSETS – 100.0%		$165,384,319

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $3,356,177.
(C)	Non-income producing - Issuer is in default.
(D)	Strike price and/or expiration date not available.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
EUR	65,419	USD	81,107	Bank of America, N.A.	4/18/2018	—	($533)
EUR	203,906	USD	252,353	HSBC Bank PLC	4/18/2018	—	(1,210)
USD	6,788,277	EUR	5,511,822	Bank of America, N.A.	4/18/2018	—	(451)
USD	9,041,190	GBP	6,394,549	Bank of America, N.A.	4/24/2018	$62,025	—
USD	2,659,477	KRW	2,868,567,975	HSBC Bank PLC	5/11/2018	—	(43,181)
						$62,025	($45,375)

Derivatives Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

New Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 36.4%
U.S. Government – 14.3%
U.S. Treasury Bonds
2.500%, 02/15/2045 to 05/15/2046	$17,335,000	$15,747,838
2.750%, 08/15/2047 to 11/15/2047	3,640,000	3,471,909
2.875%, 11/15/2046	9,435,000	9,232,934
3.000%, 11/15/2044 to 11/15/2045	18,825,000	18,897,212
3.125%, 02/15/2043	26,395,000	27,154,189
3.375%, 05/15/2044	2,585,000	2,774,374
5.375%, 02/15/2031	7,760,000	9,927,456
U.S. Treasury Inflation Protected
Securities
0.125%, 04/15/2022 to 07/15/2026	20,843,100	20,365,747
U.S. Treasury Notes
0.875%, 05/15/2019	2,825,000	2,784,364
1.250%, 10/31/2018	18,715,000	18,635,315
1.500%, 05/31/2019	18,425,000	18,280,816
1.625%, 05/15/2026	3,915,000	3,598,599
1.750%, 11/15/2020	16,300,000	16,043,364
2.000%, 08/31/2021 to 10/31/2022	11,900,000	11,643,652
2.250%, 02/15/2027 to 11/15/2027	17,570,000	16,837,026
		195,394,795
U.S. Government Agency – 22.1%
Federal Home Loan Mortgage Corp.
3.000%, 02/01/2043 to 03/01/2043	252,181	247,800
3.338%, (12 month LIBOR +
1.588%), 10/01/2036 (A)	7,358	7,682
3.341%, (12 month LIBOR +
1.591%), 09/01/2035 (A)	7,669	8,063
3.389%, (12 month LIBOR +
1.625%), 04/01/2037 (A)	35,341	37,244
3.413%, (12 month LIBOR +
1.625%), 06/01/2038 (A)	15,690	16,569
3.415%, (1 Year CMT + 2.250%),
10/01/2036 (A)	13,927	14,724
3.473%, (12 month LIBOR +
1.723%), 01/01/2036 (A)	750	784
3.484%, (12 month LIBOR +
1.726%), 07/01/2035 (A)	11,634	12,286
3.500%, 03/01/2043 to 01/01/2044	6,812,691	6,878,412
3.507%, (12 month LIBOR +
1.725%), 07/01/2035 (A)	8,798	9,220
3.532%, (12 month LIBOR +
1.733%), 10/01/2036 (A)	46,509	49,121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
3.535%, (12 month LIBOR +
1.785%), 09/01/2032 (A)		$634	$659
3.535%, (12 month LIBOR +
1.723%), 06/01/2037 (A)		84,451	89,050
3.539%, (12 month LIBOR +
1.775%), 05/01/2037 (A)		13,025	13,769
3.543%, (12 month LIBOR +
1.790%), 03/01/2036 (A)		27,112	28,568
3.558%, (12 month LIBOR +
1.808%), 01/01/2037 (A)		17,101	18,030
3.596%, (1 Year CMT + 2.245%),
01/01/2036 (A)		31,301	32,950
3.627%, (12 month LIBOR +
1.750%), 02/01/2035 (A)		27,571	28,954
3.640%, (12 month LIBOR +
1.766%), 02/01/2037 (A)		31,203	32,841
3.650%, (12 month LIBOR +
1.900%), 11/01/2035 (A)		7,745	8,197
3.708%, (12 month LIBOR +
1.966%), 11/01/2036 (A)		11,109	11,756
3.761%, (12 month LIBOR +
2.010%), 12/01/2036 (A)		12,506	13,212
3.790%, (12 month LIBOR +
1.959%), 02/01/2037 (A)		37,778	39,805
3.988%, (12 month LIBOR +
2.154%), 02/01/2037 (A)		15,212	15,727
4.000%, 05/01/2026 to 02/01/2041		7,669,671	7,942,885
4.053%, (12 month LIBOR +
2.075%), 02/01/2038 (A)		44,862	47,240
4.500%, 11/01/2018 to 10/01/2039		4,506,226	4,764,868
5.000%, 10/01/2018 to 08/01/2040		1,945,155	2,100,101
5.500%, 11/01/2018 to 12/01/2039		115,399	126,160
6.000%, 07/01/2021 to 08/01/2038		345,225	382,829
6.500%, 12/01/2023 to 03/01/2037		99,966	112,104
7.000%, 02/01/2024 to 06/01/2032		1,737	1,964
7.500%, 05/01/2024 to 06/01/2024		184	203
Federal National Mortgage Association
2.338%, (COFI + 1.250%),
07/01/2027 (A)		102	102
2.500%, 07/01/2030 to 03/01/2043		5,908,610	5,725,087
2.969%, (6 month LIBOR + 1.363%),
10/01/2033 (A)		14,989	15,584
3.000%, 01/01/2027 to 01/01/2047		60,312,420	59,392,549
3.090%, (12 month LIBOR +
1.340%), 12/01/2035 (A)		4,100	4,254
3.291%, (12 month LIBOR +
1.528%), 07/01/2035 (A)		8,470	8,914
3.342%, (12 month LIBOR +
1.592%), 12/01/2035 (A)		3,031	3,188
3.367%, (12 month LIBOR +
1.617%), 09/01/2035 (A)		42,066	44,354
3.384%, (12 month LIBOR +
1.600%), 07/01/2036 (A)		72,156	76,036
3.410%, (12 month LIBOR +
1.655%), 08/01/2037 (A)		15,678	16,589
3.500%, TBA (B)		5,230,000	5,270,503
3.500%, 11/01/2032 to 08/01/2056		59,655,834	60,165,428
3.500%, (12 month LIBOR +
1.750%), 09/01/2036 (A)		141	148
3.522%, (12 month LIBOR +
1.690%), 05/01/2038 (A)		80,346	84,590
3.536%, (12 month LIBOR +
1.786%), 08/01/2036 (A)		37,451	39,597
3.577%, (12 month LIBOR +
1.788%), 05/01/2038 (A)		20,512	21,668
3.580%, (12 month LIBOR +
1.830%), 04/01/2038 (A)		19,941	21,016
3.603%, (12 month LIBOR +
1.853%), 08/01/2038 (A)		9,961	10,538
3.604%, (12 month LIBOR +
1.846%), 05/01/2038 (A)		14,302	15,158
3.642%, (12 month LIBOR +
1.892%), 12/01/2035 (A)		5,818	5,996
3.645%, (12 month LIBOR +
1.770%), 12/01/2035 (A)		1,360	1,435
4.000%, TBA (B)		6,550,000	6,720,889
4.000%, 11/01/2025 to 03/01/2047		37,566,078	38,757,709
4.500%, 05/01/2019 to 09/01/2042		6,537,908	6,900,689
5.000%, 05/01/2018 to 06/01/2040		10,266,119	11,057,096
5.500%, 04/01/2018 to 09/01/2041		3,225,742	3,521,184
5.686%, (COFI + 1.250%),
01/01/2019 (A)		23	24
6.000%, 01/01/2021 to 09/01/2038		4,433,649	4,946,110
6.500%, 07/01/2032 to 06/01/2039		335,931	378,511
7.000%, 12/01/2029 to 04/01/2037		14,871	17,164
Government National
Mortgage Association
2.500%, 11/20/2042 to 03/20/2043		3,494,640	3,362,411
3.000%, 10/15/2042 to 02/20/2047		11,114,347	10,969,339
3.500%, 09/15/2041 to 03/20/2046		10,773,984	10,936,846
4.000%, 02/15/2041 to 05/20/2047		14,695,686	15,174,391
4.500%, TBA (B)		3,100,000	3,224,430
4.500%, 01/15/2019 to 09/20/2047		15,954,820	16,696,605
5.000%, 01/15/2019 to 01/20/2048		8,979,351	9,493,131
5.500%, 02/15/2029 to 06/20/2044		2,956,451	3,246,708
6.000%, 08/20/2018 to 04/20/2039		896,665	998,396
6.500%, 05/15/2024 to 09/15/2038		803,336	910,955
7.000%, 12/20/2023 to 12/15/2034		418,060	477,098
9.250%, 11/15/2019 to 12/15/2019		471	493
9.750%, 02/15/2021		989	1,068
10.250%, 11/15/2020		581	627
			301,808,385
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $504,491,923)			$497,203,180

FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Argentina – 0.1%
Republic of Argentina
5.875%, 01/11/2028		$1,340,000	1,260,270
Bermuda – 0.1%
Government of Bermuda
4.138%, 01/03/2023 (C)		1,410,000	1,456,474
4.854%, 02/06/2024 (C)		515,000	541,806
			1,998,280
Brazil – 0.3%
Federative Republic of Brazil
10.000%, 01/01/2023	BRL	11,060,000	3,579,628
Hungary – 0.2%
Republic of Hungary
3.000%, 10/27/2027	HUF	830,270,000	3,434,260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/2024		$705,000	$716,703
Mexico – 0.3%
Government of Mexico
4.125%, 01/21/2026		1,590,000	1,612,260
10.000%, 12/05/2024	MXN	44,705,000	2,820,940
			4,433,200
Peru – 0.2%
Republic of Peru
6.150%, 08/12/2032 (C)	PEN	8,070,000	2,748,440
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$18,137,483)			$18,170,781

CORPORATE BONDS – 34.7%
Consumer discretionary – 3.2%
Altice Finco SA
7.625%, 02/15/2025 (C)		$675,000	665,719
Altice Luxembourg SA
7.625%, 02/15/2025 (C)		2,175,000	1,859,625
Amazon.com, Inc.
3.875%, 08/22/2037 (C)		2,820,000	2,799,433
4.050%, 08/22/2047 (C)		3,210,000	3,186,429
Booking Holdings, Inc.
3.550%, 03/15/2028		600,000	580,174
3.600%, 06/01/2026		1,500,000	1,472,706
3.650%, 03/15/2025		2,135,000	2,117,828
Charter Communications Operating LLC
4.908%, 07/23/2025		1,535,000	1,567,812
Comcast Corp.
3.200%, 07/15/2036		200,000	176,464
3.300%, 02/01/2027		2,780,000	2,689,243
3.900%, 03/01/2038		1,500,000	1,456,071
CSC Holdings LLC
10.875%, 10/15/2025 (C)		504,000	592,195
Expedia Group, Inc.
5.000%, 02/15/2026		3,520,000	3,629,841
General Motors Company (3 month
LIBOR + 0.800%) 2.593%,
08/07/2020 (A)		1,415,000	1,416,348
INVISTA Finance LLC
4.250%, 10/15/2019 (C)		885,000	883,761
Omnicom Group, Inc.
3.600%, 04/15/2026		2,000,000	1,937,597
3.650%, 11/01/2024		2,815,000	2,794,805
O’Reilly Automotive, Inc.
4.875%, 01/14/2021		3,970,000	4,139,207
QVC, Inc.
4.375%, 03/15/2023		2,300,000	2,301,173
5.125%, 07/02/2022		975,000	1,005,351
Tesla, Inc.
5.300%, 08/15/2025 (C)		1,405,000	1,225,863
The Interpublic Group of
Companies, Inc.
3.750%, 02/15/2023		350,000	351,288
4.000%, 03/15/2022		1,170,000	1,186,826
4.200%, 04/15/2024		1,115,000	1,135,965
Time Warner Cable LLC
6.550%, 05/01/2037		950,000	1,066,748
6.750%, 06/15/2039		1,740,000	1,978,309
			44,216,781
Consumer staples – 1.2%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		2,330,000	2,314,753
4.900%, 02/01/2046		1,115,000	1,200,481
Bunge, Ltd. Finance Corp.
3.750%, 09/25/2027		1,745,000	1,685,282
Cargill, Inc.
3.250%, 03/01/2023 (C)		295,000	295,422
CVS Health Corp.
3.700%, 03/09/2023		4,840,000	4,854,868
Kraft Heinz Foods Company
4.375%, 06/01/2046		955,000	870,111
Post Holdings, Inc.
5.625%, 01/15/2028 (C)		505,000	482,275
Reynolds American, Inc.
4.000%, 06/12/2022		1,125,000	1,144,134
4.450%, 06/12/2025		1,830,000	1,881,489
5.850%, 08/15/2045		1,005,000	1,173,801
			15,902,616
Energy – 3.4%
APT Pipelines, Ltd.
3.875%, 10/11/2022 (C)		1,125,000	1,126,334
4.250%, 07/15/2027 (C)		1,450,000	1,448,679
Boardwalk Pipelines LP
4.450%, 07/15/2027		540,000	524,654
4.950%, 12/15/2024		1,925,000	1,976,690
5.950%, 06/01/2026		1,945,000	2,083,218
Cenovus Energy, Inc.
4.250%, 04/15/2027		350,000	340,939
Concho Resources, Inc.
3.750%, 10/01/2027		675,000	659,552
DCP Midstream Operating LP
6.750%, 09/15/2037 (C)		615,000	676,500
Enbridge Energy Partners LP
7.375%, 10/15/2045		1,040,000	1,341,727
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077		1,710,000	1,684,350
Hess Corp.
4.300%, 04/01/2027 (D)		3,115,000	3,046,767
5.800%, 04/01/2047		1,640,000	1,721,181
Marathon Oil Corp.
4.400%, 07/15/2027		1,470,000	1,491,596
Pertamina Persero PT
6.450%, 05/30/2044 (C)		1,055,000	1,192,975
Petroleos Mexicanos
4.875%, 01/24/2022		1,725,000	1,767,953
5.375%, 03/13/2022		415,000	430,563
5.500%, 01/21/2021		910,000	947,310
6.375%, 02/04/2021		1,610,000	1,715,455
Plains All American Pipeline LP
2.850%, 01/31/2023		330,000	311,183
4.650%, 10/15/2025		725,000	728,958
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028		2,935,000	2,888,442
5.000%, 03/15/2027		3,270,000	3,395,193
5.750%, 05/15/2024		750,000	806,975
5.875%, 06/30/2026		1,135,000	1,239,875
Seven Generations Energy, Ltd.
5.375%, 09/30/2025 (C)		690,000	658,950
Spectra Energy Partners LP
3.375%, 10/15/2026		1,475,000	1,391,241
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (C)		415,000	422,263
Transcanada Trust (5.300% to 3-15-27,
then 3 month LIBOR + 3.208%)
03/15/2077		1,840,000	1,817,000

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Transcontinental Gas Pipe Line
Company LLC
4.000%, 03/15/2028 (C)	$495,000	$483,055
4.600%, 03/15/2048 (C)	685,000	661,859
Western Gas Partners LP
4.000%, 07/01/2022	2,535,000	2,528,410
Williams Partners LP
4.850%, 03/01/2048	1,490,000	1,472,364
Woodside Finance, Ltd.
3.650%, 03/05/2025 (C)	595,000	588,856
3.700%, 09/15/2026 to 03/15/2028 (C)	2,853,000	2,772,410
		46,343,477
Financials – 12.1%
AerCap Ireland Capital DAC
3.650%, 07/21/2027	5,875,000	5,497,923
Banco Santander SA
3.500%, 04/11/2022	1,600,000	1,592,192
3.800%, 02/23/2028	2,600,000	2,478,580
Bank of America Corp.
3.248%, 10/21/2027	4,435,000	4,177,108
3.300%, 01/11/2023	13,955,000	13,917,117
4.200%, 08/26/2024	1,250,000	1,267,262
Bank of America Corp. (3.824% to
1-20-27, then 3 month LIBOR +
1.575%) 01/20/2028	4,705,000	4,645,280
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	2,855,000	2,910,674
BBVA Bancomer SA
4.375%, 04/10/2024 (C)	2,975,000	3,012,188
BNP Paribas SA
3.800%, 01/10/2024 (C)	1,860,000	1,854,730
BPCE SA
3.000%, 05/22/2022 (C)	2,940,000	2,879,542
Capital One Bank USA NA
3.375%, 02/15/2023	4,218,000	4,109,042
Capital One Financial Corp.
3.800%, 01/31/2028	1,395,000	1,350,249
Citigroup, Inc.
3.200%, 10/21/2026	4,840,000	4,604,142
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	2,785,000	2,709,125
Citigroup, Inc. (3.887% to 1-10-27, then
3 month LIBOR + 1.563%)
01/10/2028	3,340,000	3,319,776
CNA Financial Corp.
5.875%, 08/15/2020	2,665,000	2,828,225
Credit Agricole SA
3.250%, 10/04/2024 (C)	2,410,000	2,308,236
Credit Agricole SA (6.625% to 9-23-19,
then 5 Year U.S. Swap Rate +
4.697%) 09/23/2019 (C)(E)	650,000	667,063
Discover Financial Services
3.750%, 03/04/2025	1,385,000	1,343,610
4.100%, 02/09/2027	2,515,000	2,493,181
First Abu Dhabi Bank PJSC (5.250% to
6-17-20, then 5 Year U.S. Swap Rate
+ 3.350%) 06/17/2020 (E)	2,000,000	2,013,000
HSBC Holdings PLC
2.650%, 01/05/2022	1,160,000	1,127,547
2.950%, 05/25/2021	1,735,000	1,717,320
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)	2,425,000	2,494,719
ING Bank NV
5.800%, 09/25/2023 (C)	3,395,000	3,668,273
JPMorgan Chase & Co.
2.950%, 10/01/2026	2,650,000	2,491,471
3.200%, 06/15/2026	790,000	757,387
3.300%, 04/01/2026	1,010,000	976,097
3.900%, 07/15/2025	610,000	614,619
JPMorgan Chase & Co. (3 month
LIBOR + 1.230%) 2.971%,
10/24/2023 (A)	6,895,000	6,996,340
JPMorgan Chase & Co. (3.540% to
5-1-27, then 3 month LIBOR +
1.380%) 05/01/2028	3,775,000	3,686,261
JPMorgan Chase & Co. (3.782% to
2-1-27, then 3 month LIBOR +
1.337%) 02/01/2028	960,000	951,943
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	3,510,000	3,405,418
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (C)	3,530,000	3,660,599
Lincoln National Corp.
4.350%, 03/01/2048	465,000	456,375
Marsh & McLennan Companies, Inc.
4.350%, 01/30/2047	530,000	543,337
Morgan Stanley
3.125%, 07/27/2026	975,000	922,093
3.625%, 01/20/2027	2,940,000	2,875,833
3.700%, 10/23/2024	615,000	611,423
3.750%, 02/25/2023	8,280,000	8,371,470
4.875%, 11/01/2022	3,850,000	4,032,994
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	1,580,000	1,541,278
Principal Financial Group, Inc. (4.700%
to 5-15-20, then 3 month LIBOR +
3.044%) 05/15/2055	2,290,000	2,310,038
Proven Honour Capital, Ltd.
4.125%, 05/19/2025	380,000	371,973
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	3,360,000	3,488,090
6.450%, 11/15/2019	705,000	741,580
The Goldman Sachs Group, Inc.
3.000%, 04/26/2022	4,315,000	4,235,777
3.500%, 11/16/2026	2,360,000	2,272,250
5.750%, 01/24/2022	3,655,000	3,953,870
The Goldman Sachs Group, Inc. (3.691%
to 6-5-27, then 3 month LIBOR +
1.510%) 06/05/2028	2,715,000	2,630,349
The Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,927,000	1,902,319
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%) 05/15/2023	885,000	869,655
Thomson Reuters Corp.
3.350%, 05/15/2026	690,000	660,557
Trinity Acquisition PLC
3.500%, 09/15/2021	505,000	504,218
UBS Group AG (7.125% to 2-19-20,
then 5 Year U.S. Swap Rate +
5.464%) 02/19/2020 (E)	990,000	1,029,545
UBS Group Funding Switzerland AG
4.125%, 09/24/2025 (C)	3,290,000	3,306,421
UniCredit SpA
3.750%, 04/12/2022 (C)	1,075,000	1,066,866

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UniCredit SpA (continued)
4.625%, 04/12/2027 (C)	$4,195,000	$4,235,243
Unum Group
5.625%, 09/15/2020	1,040,000	1,098,768
Wells Fargo & Company (3 month
LIBOR + 1.110%) 2.851%,
01/24/2023 (A)	960,000	973,145
Wells Fargo & Company (3.584% to
5-22-27, then 3 month LIBOR +
1.310%) 05/22/2028	3,265,000	3,183,775
Willis North America, Inc.
3.600%, 05/15/2024	2,215,000	2,177,958
		164,893,439
Health care – 2.5%
AbbVie, Inc.
3.600%, 05/14/2025	1,095,000	1,078,562
Anthem, Inc.
3.500%, 08/15/2024	3,250,000	3,185,573
3.650%, 12/01/2027	840,000	811,542
4.650%, 01/15/2043	980,000	985,514
Becton, Dickinson and Company
3.363%, 06/06/2024	1,890,000	1,818,353
3.700%, 06/06/2027	2,465,000	2,378,300
3.734%, 12/15/2024	970,000	953,316
4.669%, 06/06/2047	2,225,000	2,257,495
Celgene Corp.
3.625%, 05/15/2024	3,880,000	3,829,221
3.875%, 08/15/2025	1,115,000	1,104,033
4.350%, 11/15/2047	1,375,000	1,300,478
Express Scripts Holding Company
4.500%, 02/25/2026	1,604,000	1,629,600
4.800%, 07/15/2046	1,025,000	1,038,732
Humana, Inc.
3.850%, 10/01/2024	1,040,000	1,043,388
Kaiser Foundation Hospitals
3.500%, 04/01/2022	2,455,000	2,497,736
Novant Health, Inc.
5.850%, 11/01/2019	1,445,000	1,514,107
Shire Acquisitions Investments Ireland
DAC
3.200%, 09/23/2026	2,085,000	1,942,915
Tenet Healthcare Corp.
7.500%, 01/01/2022 (C)	650,000	684,938
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021	3,025,000	2,723,488
6.750%, 03/01/2028 (C)	890,000	878,129
		33,655,420
Industrials – 2.3%
Air Lease Corp.
2.750%, 01/15/2023	1,340,000	1,293,283
3.625%, 12/01/2027	2,790,000	2,643,696
American Airlines 2013-1 Class A Pass
Through Trust
4.000%, 01/15/2027	2,864,484	2,880,525
American Airlines 2014-1 Class B Pass
Through Trust
4.375%, 04/01/2024	225,037	225,824
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	442,994	435,241
American Airlines 2016-1 Class AA Pass
Through Trust
3.575%, 07/15/2029	426,940	422,132
American Airlines 2016-2 Class A Pass
Through Trust
3.650%, 12/15/2029	693,936	680,453
American Airlines 2017-1 Class B Pass
Through Trust
4.950%, 08/15/2026	859,050	882,674
American Airlines 2017-2 Class AA Pass
Through Trust
3.350%, 04/15/2031	695,000	674,516
CCCI Treasure, Ltd. (3.500% to 4-21-20,
then 5 Year CMT + 7.192%)
04/21/2020 (E)	710,000	701,209
Continental Airlines 2010-1 Class A Pass
Through Trust
4.750%, 07/12/2022	605,798	620,518
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	895,293	904,962
CRCC Yupeng, Ltd. (3.950% to 8-1-19,
then 5 Year CMT + 7.251%)
08/01/2019 (E)	1,800,000	1,796,305
Delta Air Lines 2010-2 Class A Pass
Through Trust
4.950%, 11/23/2020	374,171	378,923
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	284,857	290,099
Delta Air Lines, Inc.
2.875%, 03/13/2020	2,110,000	2,096,015
3.625%, 03/15/2022	1,515,000	1,512,713
Heathrow Funding, Ltd.
4.875%, 07/15/2023 (C)	2,585,000	2,727,123
Lockheed Martin Corp.
3.550%, 01/15/2026	1,960,000	1,942,502
3.600%, 03/01/2035	660,000	629,426
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	3,292,491	3,335,293
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	2,085,895	2,149,932
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	2,267,836	2,262,846
		31,486,210
Information technology – 3.5%
Activision Blizzard, Inc.
4.500%, 06/15/2047	2,835,000	2,844,275
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	3,895,000	3,696,026
4.000%, 12/06/2037	285,000	272,083
Apple, Inc.
3.000%, 02/09/2024	8,230,000	8,133,827
3.200%, 05/11/2027	4,980,000	4,862,762
4.250%, 02/09/2047	425,000	441,516
Avnet, Inc.
4.625%, 04/15/2026	840,000	837,514
4.875%, 12/01/2022	1,535,000	1,588,929
Baidu, Inc.
2.875%, 07/06/2022	1,095,000	1,061,793
Broadcom Corp.
3.000%, 01/15/2022	2,070,000	2,030,627
3.125%, 01/15/2025	1,510,000	1,426,642
3.625%, 01/15/2024	3,475,000	3,417,103
3.875%, 01/15/2027	80,000	77,733

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Keysight Technologies, Inc.
4.550%, 10/30/2024	$3,085,000	$3,193,692
4.600%, 04/06/2027	280,000	288,157
Microsoft Corp.
4.100%, 02/06/2037	9,105,000	9,612,957
Veritas US, Inc.
7.500%, 02/01/2023 (C)	400,000	401,000
Visa, Inc.
4.300%, 12/14/2045	2,475,000	2,648,944
Western Digital Corp.
4.750%, 02/15/2026	505,000	503,889
		47,339,469
Materials – 1.2%
Arconic, Inc.
5.870%, 02/23/2022	1,210,000	1,270,500
6.150%, 08/15/2020	2,457,000	2,573,708
Boral Finance Pty, Ltd.
3.000%, 11/01/2022 (C)	190,000	185,521
3.750%, 05/01/2028 (C)	2,615,000	2,522,575
Celulosa Arauco y Constitucion SA
3.875%, 11/02/2027 (C)	965,000	928,330
5.500%, 11/02/2047 (C)	265,000	270,168
CNAC HK Finbridge Company, Ltd.
4.625%, 03/14/2023	1,300,000	1,306,390
Corp. Nacional del Cobre de Chile
3.625%, 08/01/2027 (C)	585,000	568,205
CVR Partners LP
9.250%, 06/15/2023 (C)	650,000	692,055
Equate Petrochemical BV
4.250%, 11/03/2026	2,000,000	1,984,296
Freeport-McMoRan, Inc.
5.400%, 11/14/2034	805,000	764,983
Martin Marietta Materials, Inc.
4.250%, 07/02/2024 to 12/15/2047	2,135,000	2,068,591
Vulcan Materials Company
4.500%, 06/15/2047	1,920,000	1,814,414
		16,949,736
Real estate – 2.0%
Alexandria Real Estate Equities, Inc.
3.450%, 04/30/2025	1,600,000	1,546,966
3.950%, 01/15/2028	2,055,000	2,005,542
American Campus Communities
Operating Partnership LP
3.625%, 11/15/2027	725,000	689,237
Boston Properties LP
2.750%, 10/01/2026	2,435,000	2,215,174
3.650%, 02/01/2026	1,090,000	1,065,172
Brixmor Operating Partnership LP
3.850%, 02/01/2025	680,000	663,891
3.900%, 03/15/2027	2,515,000	2,403,806
4.125%, 06/15/2026	2,885,000	2,827,755
Crown Castle International Corp.
4.450%, 02/15/2026	1,450,000	1,471,227
4.750%, 05/15/2047	1,520,000	1,529,117
Crown Castle Towers LLC
3.222%, 05/15/2042 (C)	205,000	203,333
3.663%, 05/15/2025 (C)	2,200,000	2,184,028
Highwoods Realty LP
4.125%, 03/15/2028	325,000	322,976
MPT Operating Partnership LP
5.000%, 10/15/2027	2,855,000	2,798,757
5.250%, 08/01/2026	30,000	29,888
Regency Centers LP
3.600%, 02/01/2027	840,000	804,649
4.125%, 03/15/2028	460,000	461,011
VEREIT Operating Partnership LP
3.950%, 08/15/2027	1,159,000	1,087,752
4.600%, 02/06/2024	1,715,000	1,736,487
4.875%, 06/01/2026	1,775,000	1,791,278
		27,838,046
Telecommunication services – 1.4%
GTP Acquisition Partners I LLC
2.350%, 06/15/2020 (C)	2,870,000	2,837,036
SBA Tower Trust
2.898%, 10/15/2044 (C)	1,650,000	1,641,723
3.168%, 04/09/2047 (C)	2,105,000	2,075,521
3.448%, 03/15/2023 (C)	755,000	755,562
3.869%, 10/15/2049 (C)	2,895,000	2,937,333
Verizon Communications, Inc.
3.376%, 02/15/2025	1,415,000	1,390,086
4.272%, 01/15/2036	5,495,000	5,253,044
5.250%, 03/16/2037	1,989,000	2,141,417
		19,031,722
Utilities – 1.9%
Enel Americas SA
4.000%, 10/25/2026	2,000,000	1,949,320
Enel Finance International NV
3.625%, 05/25/2027 (C)	3,475,000	3,307,410
4.750%, 05/25/2047 (C)	2,060,000	2,109,604
FirstEnergy Corp.
3.900%, 07/15/2027	2,230,000	2,188,541
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (C)	3,065,000	3,152,279
NiSource, Inc.
4.375%, 05/15/2047	1,905,000	1,909,448
NRG Energy, Inc.
7.250%, 05/15/2026	435,000	461,100
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024	1,900,000	1,962,368
Sempra Energy
3.250%, 06/15/2027	512,000	486,085
3.400%, 02/01/2028	1,035,000	989,779
3.800%, 02/01/2038	930,000	874,853
4.000%, 02/01/2048	3,315,000	3,082,317
State Grid Overseas Investment 2016,
Ltd.
2.750%, 05/04/2022 (C)	3,440,000	3,348,165
		25,821,269
TOTAL CORPORATE BONDS (Cost
$477,188,376)		$473,478,185

CONVERTIBLE BONDS – 0.1%
Consumer discretionary – 0.1%
Ctrip.com International, Ltd.
1.250%, 09/15/2022	1,350,000	1,402,367
TOTAL CONVERTIBLE BONDS (Cost
$1,398,240)		$1,402,367

MUNICIPAL BONDS – 1.4%
Chicago O’Hare International Airport
(Illinois)
6.395%, 01/01/2040	1,925,000	2,610,473
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	1,575,000	1,661,909
District of Columbia
5.591%, 12/01/2034	375,000	450,071

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
2.995%, 07/01/2020	$1,760,000	$1,769,962
Florida State Board of Administration
Finance Corp.
2.163%, 07/01/2019	1,180,000	1,177,074
JobsOhio Beverage System
4.532%, 01/01/2035	1,400,000	1,527,330
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	1,230,000	1,711,053
Maryland State Transportation Authority
5.888%, 07/01/2043	1,070,000	1,383,168
New York City Municipal Water Finance
Authority
5.952%, 06/15/2042	840,000	1,119,493
North Carolina Eastern Municipal Power
Agency
2.003%, 07/01/2018	60,000	60,006
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,225,000	2,434,818
South Carolina State Public Service
Authority
4.322%, 12/01/2027	1,705,000	1,756,559
State of Oregon
5.892%, 06/01/2027	60,000	70,845
University of California
4.131%, 05/15/2045	495,000	515,072
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	515,000	599,857
TOTAL MUNICIPAL BONDS (Cost $16,467,826)		$18,847,690

TERM LOANS (F) – 2.8%
Consumer discretionary – 0.6%
Altice Financing SA (3 month LIBOR +
2.750%) 4.470%, 07/15/2025	1,389,500	1,359,973
Altice US Finance I Corp. (1 month
LIBOR + 2.250%) 4.127%,
07/28/2025	1,402,268	1,399,113
American Axle & Manufacturing, Inc. (1
month LIBOR + 2.250%) 4.130%,
04/06/2024	684,575	687,573
Caesars Resort Collection LLC (1 month
LIBOR + 2.750%) 4.627%,
12/22/2024	688,275	692,652
CSC Holdings LLC (1 month LIBOR +
2.250%) 4.036%, 07/17/2025	1,378,229	1,373,350
Delta 2 Lux Sarl (1 month LIBOR +
2.500%) 02/01/2024 TBD (G)	685,000	683,288
Scientific Games International, Inc. (1
and 2 month LIBOR + 2.750%)
4.722%, 08/14/2024	1,768,256	1,773,879
WideOpenWest Finance LLC (1 week
LIBOR + 3.250%) 5.104%,
08/18/2023	696,500	680,397
		8,650,225
Consumer staples – 0.1%
Reynolds Group Holdings, Inc. (1 month
LIBOR + 2.750%) 4.627%,
02/05/2023	965,113	969,591
Financials – 0.2%
Asurion LLC (1 month LIBOR +
2.750%)
4.627%, 08/04/2022	662,679	666,410
4.648%, 11/03/2023	1,834,507	1,846,267
Asurion LLC (1 month LIBOR +
6.000%) 7.877%, 08/04/2025	605,000	620,579
		3,133,256
Health care – 0.4%
Amneal Pharmaceuticals LLC
03/07/2025 TBD (G)	550,000	550,000
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%) 4.627%,
03/01/2024	2,069,100	2,073,507
MPH Acquisition Holdings LLC (3
month LIBOR + 2.750%) 5.052%,
06/07/2023	1,167,505	1,172,175
PAREXEL International Corp. (1 month
LIBOR + 2.750%) 4.627%,
09/27/2024	437,800	437,800
PharMerica Corp. (1 month LIBOR +
3.500%) 5.211%, 12/06/2024	695,000	697,029
Valeant Pharmaceuticals
International, Inc. (1 month LIBOR +
3.500%) 5.240%, 04/01/2022	663,512	670,273
WW Medical & Healthcare Holdings
Corp. (3 month LIBOR + 3.750%)
6.052%, 01/23/2025	190,000	190,950
		5,791,734
Industrials – 0.3%
Brand Industrial Services, Inc. (3 month
LIBOR + 4.250%) 6.001%,
06/21/2024	693,254	698,932
CHI Doors Holdings Corp. (1 month
LIBOR + 3.250%) 4.943%,
07/29/2022	1,371,839	1,371,839
Columbus McKinnon Corp. (3 month
LIBOR + 2.500%) 4.802%,
01/31/2024	193,038	193,762
StandardAero Aviation Holdings, Inc. (1
month LIBOR + 3.750%) 5.630%,
07/07/2022	651,658	656,852
Wrangler Buyer Corp. (1 month LIBOR
+ 3.000%) 4.877%, 09/27/2024	284,288	285,607
		3,206,992
Information technology – 0.8%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.130%,
10/19/2023	876,559	880,284
First Data Corp. (1 month LIBOR +
2.250%) 4.122%, 04/26/2024	1,236,040	1,237,437
Hyland Software, Inc. (1 month LIBOR
+ 3.250%) 5.127%, 07/01/2022	387,068	390,110
Kronos, Inc.
4.880%, 11/01/2023	2,556,824	2,571,934
MH Sub I LLC (1 month LIBOR +
3.750%) 5.527%, 09/13/2024	628,425	628,312
SS&C Technologies, Inc.
02/28/2025 TBD (G)	1,245,000	1,250,578
Uber Technologies, Inc.
06/16/2025 TBD (G)	410,000	411,538
Uber Technologies, Inc. (1 month
LIBOR + 4.000%) 5.877%,
07/13/2023	2,068,500	2,074,044

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (F) (continued)
Information technology (continued)
Vantiv LLC (1 month LIBOR + 2.000%)
3.777%, 08/09/2024	$820,000	$823,952
		10,268,189
Materials – 0.2%
BWAY Corp. (3 month LIBOR +
3.250%) 4.963%, 04/03/2024	1,111,600	1,116,558
Encapsys LLC (1 month LIBOR +
3.250%) 5.127%, 11/07/2024	430,000	432,958
HB Fuller Company (1 month LIBOR +
2.250%) 4.072%, 10/20/2024	697,248	700,302
Kloeckner Pentaplast of America, Inc. (1
month LIBOR + 4.250%) 6.127%,
06/30/2022	701,475	673,858
		2,923,676
Telecommunication services – 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%) 4.627%, 01/31/2025	703,238	691,079
Cyxtera DC Holdings, Inc. (3 month
LIBOR + 3.000%) 4.780%,
05/01/2024	218,350	218,350
Intelsat Jackson Holdings SA (3 month
LIBOR + 3.750%) 5.706%,
11/27/2023	698,377	698,377
		1,607,806
Utilities – 0.1%
Exgen Renewables IV LLC (3 month
LIBOR + 3.000%) 4.990%,
11/28/2024	503,738	508,463
Vistra Operations Company LLC (1
month LIBOR + 2.500%)
4.377%, 08/04/2023	664,227	668,285
		1,176,748
TOTAL TERM LOANS (Cost $37,689,547)		$37,728,217

COLLATERALIZED MORTGAGE
OBLIGATIONS – 9.0%
Commercial and residential – 6.8%
225 Liberty Street Trust
Series 2016-225L, Class A
3.597%, 02/10/2036 (C)	705,000	707,738
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month
LIBOR + 0.880%),
2.657%, 09/15/2034 (A)(C)	2,130,000	2,138,347
Series 2015-280P, Class B (1 month
LIBOR + 1.080%),
2.857%, 09/15/2034 (A)(C)	850,000	850,067
Alternative Loan Trust
Series 2005-61, Class 2A2 (1 month
LIBOR + 0.380%)
2.252%, 12/25/2035 (A)	174,417	152,652
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month
LIBOR + 0.930%),
2.707%, 12/15/2036 (A)(C)	2,275,000	2,277,101
Series 2017-ATRM, Class B (1 month
LIBOR + 1.500%),
3.277%, 12/15/2036 (A)(C)	795,000	795,734
Banc of America Funding Trust
Series 2005-A, Class 5A1 (1 month
LIBOR + 0.300%)
2.122%, 02/20/2035 (A)	96,719	96,157
Banc of America Mortgage
Securities Trust
Series 2004-A, Class 2A2,
3.862%, 02/25/2034 (H)	13,668	13,654
Series 2004-D, Class 2A2,
3.680%, 05/25/2034 (H)	6,215	6,265
Series 2004-H, Class 2A2,
3.596%, 09/25/2034 (H)	24,317	24,057
Series 2004-I, Class 3A2,
3.773%, 10/25/2034 (H)	4,246	4,291
Series 2005-J, Class 3A1,
4.024%, 11/25/2035 (H)	398,609	411,220
BANK
Series 2017-BNK5, Class D,
3.078%, 06/15/2060 (C)(H)	700,000	550,952
Series 2017-BNK8, Class A4,
3.488%, 11/15/2050	685,000	683,204
Series 2017-BNK8, Class B,
3.931%, 11/15/2050	830,000	842,935
BENCHMARK Mortgage Trust
Series 2018-B1, Class C
4.119%, 01/15/2051	135,000	134,794
BX Trust
Series 2017-IMC, Class D (1 month
LIBOR + 2.250%)
4.027%, 10/15/2032 (A)(C)	1,050,000	1,052,329
CD Mortgage Trust
Series 2016-CD2, Class D
2.781%, 11/10/2049 (H)	630,000	484,987
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS,
3.571%, 02/10/2048	430,000	423,631
Series 2015-GC33, Class AS,
4.114%, 09/10/2058	350,000	356,823
Series 2016-P3, Class A3,
3.063%, 04/15/2049	850,000	826,979
Series 2017-P7, Class AS,
3.915%, 04/14/2050	1,820,000	1,836,010
Series 2018-B2, Class A4,
4.009%, 03/10/2051	385,000	398,712
COLT Mortgage Loan Trust
Series 2018-1, Class A1,
2.930%, 02/25/2048 (C)(H)	981,452	981,412
Series 2018-1, Class A2,
2.981%, 02/25/2048 (C)(H)	282,467	282,454
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class AM,
3.938%, 11/10/2047	1,335,000	1,362,400
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	7,265,000	7,321,176
Series 2014-UBS4, Class C,
4.625%, 08/10/2047 (H)	500,000	504,320
Series 2014-UBS6, Class C,
4.464%, 12/10/2047 (H)	740,000	721,969
Series 2015-CR26, Class A4,
3.630%, 10/10/2048	3,380,000	3,407,465
Series 2015-CR26, Class AM,
4.085%, 10/10/2048 (H)	1,340,000	1,368,731
Series 2015-LC21, Class B,
4.311%, 07/10/2048 (H)	1,630,000	1,643,960
Series 2015-LC23, Class AM,
4.158%, 10/10/2048 (H)	3,295,000	3,401,492

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche
Bank AG) (continued)
Series 2016-CR28, Class AHR,
3.651%, 02/10/2049	$988,936	$1,000,412
Series 2017-PANW, Class B,
3.413%, 10/10/2029 (C)(H)	990,000	972,476
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class A (1 month
LIBOR + 0.850%)
2.568%, 02/13/2032 (A)(C)	2,135,000	2,136,356
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2015-PC1, Class B
4.441%, 07/10/2050 (H)	825,000	827,181
Credit Suisse Commercial
Mortgage Trust
Series 2015-GLPB, Class A,
3.639%, 11/15/2034 (C)	1,335,000	1,363,091
Series 2015-GLPB, Class B,
3.811%, 11/15/2034 (C)(H)	1,490,000	1,516,111
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	2,040,000	2,065,629
Series 2016-C6, Class A5,
3.090%, 01/15/2049	695,000	673,344
Series 2016-C7, Class AS,
3.958%, 11/15/2049 (H)	975,000	993,659
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1,
2.577%, 10/25/2047 (C)(H)	667,183	662,093
Series 2018-1A, Class A1,
2.976%, 12/25/2057 (C)(H)	668,925	668,911
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (1 month
LIBOR + 0.840%)
2.648%, 09/19/2044 (A)	867,576	850,100
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A
3.555%, 09/10/2035 (C)(H)	585,000	593,494
Galton Funding Mortgage Trust
Series 2018-1, Class A23
3.500%, 11/25/2057 (C)(H)	510,118	508,795
GMAC Mortgage Corp. Loan Trust
Series 2005-AR3, Class 5A1
3.757%, 06/19/2035 (H)	101,981	99,370
Great Wolf Trust
Series 2017, Class A (1 month LIBOR
+ 0.850%),
2.777%, 09/15/2034 (A)(C)	2,535,000	2,537,378
Series 2017, Class B (1 month LIBOR
+ 1.100%),
2.977%, 09/15/2034 (A)(C)	1,310,000	1,312,890
GS Mortgage Securities Trust
Series 2014-GC26, Class A5,
3.629%, 11/10/2047	665,000	673,689
Series 2015-GC34, Class AS,
3.911%, 10/10/2048	455,000	459,669
Series 2016-GS4, Class A3,
3.178%, 11/10/2049	3,480,000	3,404,302
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1
2.466%, 07/25/2044 (C)(H)	400,944	393,202
Hilton Orlando Trust
Series 2018-ORL, Class A (1 month
LIBOR + 0.770%)
2.547%, 12/15/2034 (A)(C)	1,440,000	1,441,864
Hospitality Mortgage Trust
Series 2017-HIT, Class A (1 month
LIBOR + 0.850%)
2.429%, 05/08/2030 (A)(C)	470,000	470,883
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month
LIBOR + 1.050%)
2.827%, 01/15/2033 (A)(C)	305,000	305,394
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C24, Class A5,
3.639%, 11/15/2047	625,000	633,862
Series 2015-C30, Class A5,
3.822%, 07/15/2048	1,930,000	1,974,435
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class C
4.512%, 03/15/2050 (H)	975,000	988,508
JPMorgan Alternative Loan Trust
Series 2007-A2, Class 12A3 (1 month
LIBOR + 0.190%)
2.062%, 06/25/2037 (A)	224,201	224,617
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP3, Class B,
3.397%, 08/15/2049 (H)	660,000	634,276
Series 2016-NINE, Class B,
2.854%, 10/06/2038 (C)(H)	1,385,000	1,292,176
LB-UBS Commercial Mortgage Trust
Series 2008-C1, Class A2
6.319%, 04/15/2041 (H)	14,703	14,913
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C17, Class B,
4.464%, 08/15/2047 (H)	670,000	681,363
Series 2014-C18, Class 300B,
3.996%, 08/15/2031	2,285,000	2,308,051
Series 2015-C22, Class A4,
3.306%, 04/15/2048	690,000	683,987
Series 2015-C24, Class A4,
3.732%, 05/15/2048	745,000	756,916
Series 2015-C24, Class AS,
4.036%, 05/15/2048 (H)	270,000	276,633
Series 2015-C24, Class B,
4.351%, 05/15/2048 (H)	490,000	488,134
Series 2017-C34, Class C,
4.187%, 11/15/2052 (H)	660,000	652,456
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS,
4.030%, 05/15/2048 (H)	195,000	197,422
Series 2017-H1, Class A5,
3.530%, 06/15/2050	2,120,000	2,116,111
Series 2017-H1, Class C,
4.281%, 06/15/2050 (H)	760,000	747,922

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1
4.000%, 08/25/2056 (C)(H)	$765,000	$751,077
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.500%, 08/25/2047 (C)(H)	2,098,347	2,102,628
Series 2018-CH1, Class A2,
3.500%, 02/25/2048 (C)(H)	594,291	588,658
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS
4.318%, 03/15/2051 (H)	1,130,000	1,169,505
Vendee Mortgage Trust
Series 1996-3, Class 4
9.793%, 03/15/2025 (H)	222	229
WaMu Mortgage Pass Through
Certificates
Series 2005-AR12, Class 2A1
3.453%, 09/25/2035 (H)	118,819	119,158
Wells Fargo Commercial Mortgage Trust
Series 2015-C29, Class A4,
3.637%, 06/15/2048	1,565,000	1,578,533
Series 2015-C31, Class A4,
3.695%, 11/15/2048	2,020,000	2,044,047
Series 2015-LC20, Class C,
4.056%, 04/15/2050 (H)	1,105,000	1,050,812
Series 2015-NSX2, Class C,
4.249%, 07/15/2058 (H)	300,000	291,692
Series 2015-NXS2, Class AS,
4.121%, 07/15/2058 (H)	370,000	378,894
Series 2016-C33, Class A3,
3.162%, 03/15/2059	850,000	830,241
Series 2016-C35, Class AS,
3.184%, 07/15/2048	2,165,000	2,099,492
Series 2016-LC24, Class AS,
3.367%, 10/15/2049	635,000	622,389
Wells Fargo Mortgage Backed Securities
Trust
Series 2003-O, Class 5A1
3.595%, 01/25/2034 (H)	24,762	25,446
WF-RBS Commercial Mortgage Trust
Series 2013-C18, Class A3,
3.651%, 12/15/2046	840,000	852,203
Series 2014-C19, Class B,
4.723%, 03/15/2047 (H)	351,000	366,153
Worldwide Plaza Trust
Series 2017-WWP, Class C
3.596%, 11/10/2036 (C)(H)	245,000	238,354
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/2036 (C)	1,340,000	1,339,030
		93,114,634
U.S. Government Agency – 2.2%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
1.066%, 08/01/2028	779	697
Series 2014-HQ2, Class M2 (1 month
LIBOR + 2.200%),
4.072%, 09/25/2024 (A)	1,234,613	1,274,521
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.722%, 10/25/2027 (A)	2,395,000	2,444,674
Series 2015-DNA3, Class M2 (1
month LIBOR + 2.850%),
4.722%, 04/25/2028 (A)	992,362	1,028,624
Series 2015-HQ1, Class M2 (1 month
LIBOR + 2.200%),
4.072%, 03/25/2025 (A)	406,083	409,142
Series 2015-HQ2, Class M2 (1 month
LIBOR + 1.950%),
3.822%, 05/25/2025 (A)	1,341,518	1,377,259
Series 2016-DNA1, Class M2 (1
month LIBOR + 2.900%),
4.521%, 07/25/2028 (A)	850,000	872,100
Series 2016-DNA3, Class M2 (1
month LIBOR + 2.000%),
3.872%, 12/25/2028 (A)	625,000	636,411
Series 2016-HQA3, Class M3 (1
month LIBOR + 3.850%),
5.471%, 03/25/2029 (A)	669,000	746,081
Series 2017-DNA1, Class M2 (1
month LIBOR + 3.250%),
5.122%, 07/25/2029 (A)	390,000	420,840
Series 2017-DNA2, Class M2 (1
month LIBOR + 3.450%),
5.071%, 10/25/2029 (A)	700,000	761,306
Series 2017-HQ1, Class M1 (1 month
LIBOR + 3.550%),
5.422%, 08/25/2029 (A)	545,000	592,123
Series 2017-HQA2, Class M1 (1
month LIBOR + 0.800%),
2.672%, 12/25/2029 (A)	241,006	241,654
Series 2017-HQA2, Class M2 (1
month LIBOR + 2.650%),
4.271%, 12/25/2029 (A)	250,000	257,766
Series 2017-SC01, Class M1,
3.593%, 12/25/2046 (C)(H)	1,350,526	1,343,857
Series 2017-SC02, Class M1,
3.875%, 05/25/2047 (C)(H)	615,472	611,141
Series 2018-DNA1, Class M1 (1
month LIBOR + 0.450%),
2.071%, 07/25/2030 (A)	676,844	673,861
Series 4448, Class JA,
4.000%, 11/15/2036	130,278	133,497
Series 4604, Class FH (1 month
LIBOR + 0.500%),
2.277%, 08/15/2046 (A)	108,942	109,789
Series 4614, Class FG (1 month
LIBOR + 0.500%),
2.277%, 09/15/2046 (A)	413,619	418,732
Series 4621, Class FK (1 month
LIBOR + 0.500%),
2.277%, 10/15/2046 (A)	631,677	635,164
Series 4623, Class MF (1 month
LIBOR + 0.500%),
2.277%, 10/15/2046 (A)	388,531	391,195
Series 4650, Class FL (1 month
LIBOR + 0.450%),
2.227%, 01/15/2047 (A)	840,936	847,130
Series 4654, Class FK (1 month
LIBOR + 0.500%),
2.277%, 02/15/2047 (A)	541,665	547,175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series 4661, Class GF (1 month
LIBOR + 0.450%),
2.227%, 02/15/2047 (A)	$365,844	$368,007
Series K025, Class A1,
1.875%, 04/25/2022	1,782,169	1,752,007
Federal National Mortgage Association
Series 2016-C01, Class 2M1 (1 month
LIBOR + 2.100%),
3.972%, 08/25/2028 (A)	647,237	649,629
Series 2016-C05, Class 2M1 (1 month
LIBOR + 1.350%),
3.222%, 01/25/2029 (A)	622,264	625,103
Series 2017-16, Class FA (1 month
LIBOR + 0.450%),
2.322%, 03/25/2047 (A)	761,126	766,581
Series 2017-C02, Class 2M1 (1 month
LIBOR + 1.150%),
3.022%, 09/25/2029 (A)	652,071	656,542
Series 2017-C02, Class 2M2 (1 month
LIBOR + 3.650%),
5.522%, 09/25/2029 (A)	1,765,000	1,920,544
Series 2017-C03, Class 1M2 (1 month
LIBOR + 3.000%),
4.872%, 10/25/2029 (A)	255,000	270,477
Series 2017-C04, Class 2M2 (1 month
LIBOR + 2.850%),
4.471%, 11/25/2029 (A)	595,000	619,578
Series 2017-C06, Class 2M2 (1 month
LIBOR + 2.800%),
4.672%, 02/25/2030 (A)	825,000	853,432
Series 2017-C07, Class 2M2 (1 month
LIBOR + 2.500%),
4.372%, 05/25/2030 (A)	1,840,000	1,868,492
Series 2018-C02, Class 2M2 (1 month
LIBOR + 2.200%),
4.072%, 08/25/2030 (A)	820,000	824,434
Series 319, Class 2 IO,
6.500%, 02/25/2032	2,419	544
Government National
Mortgage Association
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	130,561	6,567
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	1,537,975	90,254
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	238,543	14,572
Series 2012-94, Class BI IO,
4.000%, 05/20/2037	1,279,831	166,773
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	1,164,060	233,226
Series 2017-184, Class JH,
3.000%, 12/20/2047	888,510	883,352
Series 2018-8, Class DA,
3.000%, 11/20/2047	1,120,246	1,124,670
		30,469,523
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $123,901,227)		$123,584,157

ASSET BACKED SECURITIES – 12.5%
Allegro CLO III, Ltd.
Series 2015-3, Class A (3 month
LIBOR + 0.840%)
2.585%, 07/25/2027 (A)(C)	1,430,000	1,429,987
Ally Auto Receivables Trust
Series 2015-2, Class D
3.010%, 03/15/2022 (C)	195,000	195,188
Series 2016-1, Class C
2.290%, 06/15/2021	530,000	528,322
Ally Master Owner Trust
Series 2015-3, Class A
1.630%, 05/15/2020	8,360,000	8,353,502
Series 2018-1, Class A2
2.700%, 01/17/2023	4,170,000	4,143,255
ALM XI, Ltd.
Series 2014-11A, Class A2AR (3
month LIBOR + 1.550%)
3.281%, 10/17/2026 (A)(C)	2,780,000	2,780,336
American Express Credit Account
Master Trust
Series 2017-5, Class B (1 month
LIBOR + 0.580%)
2.357%, 02/18/2025 (A)	1,780,000	1,785,165
Series 2017-7, Class B
2.540%, 05/15/2025	320,000	312,857
AmeriCredit Automobile
Receivables Trust
Series 2013-5, Class D
2.860%, 12/09/2019	675,000	675,634
Series 2014-2, Class C
2.180%, 06/08/2020	1,027,222	1,025,758
Series 2016-1, Class A3
1.810%, 10/08/2020	275,670	274,956
Series 2016-1, Class C
2.890%, 01/10/2022	670,000	670,687
Series 2016-2, Class C
2.870%, 11/08/2021	325,000	325,644
Series 2017-3, Class B
2.240%, 06/19/2023	285,000	280,773
Series 2017-3, Class C
2.690%, 06/19/2023	290,000	286,057
Series 2017-4, Class C
2.600%, 09/18/2023	535,000	525,313
ARI Fleet Lease Trust
Series 2017-A, Class A2
1.910%, 04/15/2026 (C)	500,000	497,257
Ascentium Equipment Receivables Trust
Series 2016-2A, Class A2
1.460%, 04/10/2019 (C)	91,072	90,883
Avis Budget Rental Car Funding
AESOP LLC
Series 2013-1A, Class B
2.620%, 09/20/2019 (C)	560,000	559,550
Series 2013-2A, Class A
2.970%, 02/20/2020 (C)	500,000	500,582
Series 2014-1A, Class A
2.460%, 07/20/2020 (C)	5,450,000	5,429,002
Series 2014-2A, Class A
2.500%, 02/20/2021 (C)	865,000	858,531
Series 2016-2A, Class A
2.720%, 11/20/2022 (C)	1,155,000	1,133,303
Babson CLO, Ltd.
Series 2013-IA, Class AR (3 month
LIBOR + 0.800%)
2.545%, 01/20/2028 (A)(C)	1,600,000	1,599,987

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.640%, 12/25/2028 (H)	$7,024	$7,013
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.410%, 07/15/2022	1,570,000	1,564,259
Series 2015-1, Class A
2.200%, 12/15/2022	390,000	385,789
BMW Vehicle Lease Trust
Series 2016-2, Class A4
1.570%, 02/20/2020	1,105,000	1,094,007
Capital Auto Receivables Asset Trust
Series 2014-1, Class D
3.390%, 07/22/2019	604,155	604,319
Series 2015-4, Class A4
2.010%, 07/20/2020	1,640,000	1,633,639
Carlyle Global Market Strategies
CLO, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 1.000%)
2.745%, 04/20/2027 (A)(C)	1,395,000	1,395,133
CarMax Auto Owner Trust
Series 2016-4, Class A3
1.400%, 08/15/2021	1,565,000	1,543,096
Series 2016-4, Class C
2.260%, 07/15/2022	300,000	294,118
Series 2017-4, Class A3
2.110%, 10/17/2022	615,000	606,676
CCG Receivables Trust
Series 2016-1, Class A2
1.690%, 09/14/2022 (C)	506,688	503,639
Chase Funding Trust
Series 2002-2, Class 1M1
5.599%, 09/25/2031	319	330
Series 2002-4, Class 2A1 (1 month
LIBOR + 0.740%)
2.612%, 10/25/2032 (A)	3,867	3,834
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2
1.360%, 01/15/2020 (C)	104,032	103,994
Series 2016-BA, Class A3
1.640%, 07/15/2021 (C)	640,000	635,358
CNH Equipment Trust
Series 2016-C, Class A3
1.440%, 12/15/2021	1,570,000	1,546,926
Series 2017-C, Class B
2.540%, 05/15/2025	45,000	44,102
Countrywide Asset-Backed Certificates
Series 2004-BC1, Class M2 (1 month
LIBOR + 1.605%)
3.477%, 01/25/2034 (A)	483,094	468,636
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (C)	952,613	948,335
Elara HGV Timeshare Issuer LLC
Series 2014-A, Class A
2.530%, 02/25/2027 (C)	442,597	434,071
Enterprise Fleet Financing LLC
Series 2016-2, Class A2
1.740%, 02/22/2022 (C)	995,849	990,945
Series 2017-1, Class A2
2.130%, 07/20/2022 (C)	290,392	288,817
Ford Credit Auto Owner Trust
Series 2016-2, Class A
2.030%, 12/15/2027 (C)	4,930,000	4,793,206
Series 2016-C, Class B
1.730%, 03/15/2022	625,000	608,282
Series 2018-1, Class C
3.490%, 07/15/2031 (C)	2,135,000	2,114,412
GM Financial Automobile Leasing Trust
Series 2016-2, Class B
2.080%, 03/20/2020	710,000	704,965
Series 2017-1, Class A3
2.060%, 05/20/2020	935,000	929,158
Series 2017-3, Class A3
2.010%, 11/20/2020	805,000	796,948
GM Financial Consumer Automobile
Receivables Trust
Series 2017-1A, Class C
2.450%, 07/17/2023 (C)	100,000	98,145
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B
2.410%, 05/17/2021 (C)	510,000	507,460
Series 2016-1, Class C
2.850%, 05/17/2021 (C)	197,000	195,544
Series 2017-1, Class A1
2.220%, 01/18/2022 (C)	1,525,000	1,509,119
Series 2017-1, Class B
2.580%, 01/18/2022 (C)	680,000	675,793
Series 2018-1, Class A (1 month
LIBOR + 0.300%)
2.161%, 03/15/2022 (A)(C)	2,630,000	2,629,053
GreatAmerica Leasing Receivables
Funding LLC
Series 2017-1, Class A2
1.720%, 04/22/2019 (C)	99,518	99,257
Series 2017-1, Class A3
2.060%, 06/22/2020 (C)	150,000	149,085
Series 2018-1, Class A2
2.490%, 05/15/2020 (C)	745,000	742,768
Series 2018-1, Class B
3.230%, 06/17/2024 (C)	1,175,000	1,168,788
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (1 month
LIBOR + 0.280%)
2.152%, 10/25/2035 (A)	380,157	377,640
Series 2005-8, Class A3 (1 month
LIBOR + 0.430%)
2.302%, 06/25/2035 (A)	1,081,689	1,072,453
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.100%)
2.845%, 10/22/2025 (A)(C)	1,350,000	1,350,258
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.660%, 12/26/2028 (C)	335,319	330,786
Series 2017-AA, Class B
2.960%, 12/26/2028 (C)(H)	154,170	151,418
Honda Auto Receivables Owner Trust
Series 2016-4, Class A4
1.360%, 01/18/2023	690,000	673,173
Huntington Auto Trust
Series 2016-1, Class A4
1.930%, 04/15/2022	650,000	641,005
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A4
1.660%, 07/15/2019 (C)	551,954	551,767
Series 2016-C, Class A3
1.490%, 02/18/2020 (C)	1,675,000	1,667,334

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease
Securitization Trust (continued)
Series 2017-C, Class A3
2.120%, 02/16/2021 (C)	$740,000	$733,161
Series 2018-A, Class A3
2.810%, 04/15/2021 (C)	640,000	639,805
Jimmy Johns Funding LLC
Series 2017-1A, Class A2I
3.610%, 07/30/2047 (C)	472,625	472,096
KKR CLO 12, Ltd.
Series 12, Class A1R (3 month
LIBOR + 1.050%)
2.772%, 07/15/2027 (A)(C)	3,495,000	3,495,356
Series 12, Class B1R (3 month
LIBOR + 1.550%)
3.272%, 07/15/2027 (A)(C)	1,400,000	1,400,055
Kubota Credit Owner Trust
Series 2016-1A, Class A3
1.500%, 07/15/2020 (C)	415,000	410,588
Madison Park Funding XVIII, Ltd.
Series 2015-18A, Class A1R (3 month
LIBOR + 1.190%)
2.935%, 10/21/2030 (A)(C)	835,000	840,399
Magnetite XVI, Ltd.
Series 2015-16A, Class BR (3 month
LIBOR + 1.200%)
2.978%, 01/18/2028 (A)(C)	1,970,000	1,969,874
Mill City Mortgage Loan Trust
Series 2016-1, Class A1
2.500%, 04/25/2057 (C)(H)	502,576	495,494
MMAF Equipment Finance LLC
Series 2016-AA, Class A4
1.760%, 01/17/2023 (C)	530,000	516,978
Series 2017-AA, Class A2
1.730%, 05/18/2020 (C)	342,334	341,082
Series 2017-AA, Class A3
2.040%, 02/16/2022 (C)	400,000	394,847
Series 2017-B, Class A3
2.210%, 10/17/2022 (C)	1,360,000	1,339,660
Series 2017-B, Class A4
2.410%, 11/15/2024 (C)	505,000	494,216
MVW Owner Trust
Series 2013-1A, Class A
2.150%, 04/22/2030 (C)	279,508	274,484
Series 2014-1A, Class A
2.250%, 09/22/2031 (C)	199,194	195,350
Series 2017-1A, Class A
2.420%, 12/20/2034 (C)	275,749	269,461
Series 2017-1A, Class B
2.750%, 12/20/2034 (C)	185,671	181,101
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.880%, 12/16/2058 (C)	510,000	502,696
Series 2017-A, Class B
3.910%, 12/16/2058 (C)	340,000	328,501
Navient Private Education Refi Loan
Trust
Series 2018-A, Class A1
2.530%, 02/18/2042 (C)	1,620,000	1,615,836
Navient Student Loan Trust
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.572%, 02/25/2070 (A)(C)	2,352,407	2,359,522
Series 2018-1A, Class A2 (1 month
LIBOR + 0.350%)
2.222%, 03/25/2067 (A)(C)	2,615,000	2,612,594
Series 2018-2A, Class A2 (1 month
LIBOR + 0.380%)
2.358%, 03/25/2067 (A)(C)	2,320,000	2,319,972
Nelnet Student Loan Trust
Series 2006-1, Class A3 (3 month
LIBOR + 0.450%)
2.370%, 08/23/2036 (A)(C)	2,070,000	2,031,377
Series 2008-3, Class A4 (3 month
LIBOR + 1.650%)
3.594%, 11/25/2024 (A)	1,096,775	1,113,369
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R (3 month
LIBOR + 1.050%)
2.772%, 07/15/2027 (A)(C)	445,000	446,252
Series 2015-19A, Class A2R2 (3
month LIBOR + 1.150%)
3.030%, 04/15/2027 (A)(C)	1,975,000	1,975,000
Neuberger Berman CLO XVI-S, Ltd.
Series 2017-16SA, Class A (3 month
LIBOR + 0.850%)
2.572%, 01/15/2028 (A)(C)	1,830,000	1,831,969
Nissan Auto Lease Trust
Series 2017-A, Class A3
1.910%, 04/15/2020	935,000	926,523
Nissan Master Owner Trust Receivables
Series 2017-C, Class A (1 month
LIBOR + 0.320%)
2.097%, 10/17/2022 (A)	1,915,000	1,915,383
OZLM VIII, Ltd.
Series 2014-8A, Class A1AR (3
month LIBOR + 1.130%)
2.861%, 10/17/2026 (A)(C)	2,175,000	2,175,326
Series 2014-8A, Class A2AR (3
month LIBOR + 1.600%)
3.331%, 10/17/2026 (A)(C)	1,010,000	1,010,082
Santander Drive Auto Receivables Trust
Series 2014-3, Class D
2.650%, 08/17/2020	290,000	290,123
Series 2014-3, Class E
3.490%, 09/15/2021 (C)	985,000	991,408
Series 2015-5, Class D
3.650%, 12/15/2021	330,000	333,125
Series 2016-1, Class D
4.020%, 04/15/2022	190,000	193,341
Series 2016-3, Class C
2.460%, 03/15/2022	165,000	163,981
Series 2017-1, Class A2
1.490%, 02/18/2020	197,239	197,009
Series 2017-1, Class B
2.100%, 06/15/2021	260,000	258,804
Series 2017-1, Class C
2.580%, 05/16/2022	305,000	302,964
Series 2018-1, Class C
2.960%, 03/15/2024	570,000	567,200
Santander Retail Auto Lease Trust
Series 2017-A, Class A3
2.220%, 01/20/2021 (C)	665,000	658,191
Series 2017-A, Class C
2.960%, 11/21/2022 (C)	745,000	736,640
Sierra Timeshare Receivables
Funding LLC
Series 2014-3A, Class A
2.300%, 10/20/2031 (C)	608,785	604,493
Series 2015-1A, Class A
2.400%, 03/22/2032 (C)	497,935	494,019

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables
Funding LLC (continued)
Series 2015-2A, Class A
2.430%, 06/20/2032 (C)	$658,483	$652,383
Series 2015-3A, Class A
2.580%, 09/20/2032 (C)	1,108,657	1,105,034
SLM Student Loan Trust
Series 2008-4, Class A4 (3 month
LIBOR + 1.650%)
3.395%, 07/25/2022 (A)	650,471	665,427
Series 2008-5, Class A4 (3 month
LIBOR + 1.700%)
3.445%, 07/25/2023 (A)	1,809,365	1,856,622
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.245%, 04/25/2023 (A)	916,274	935,127
SMART ABS Trust
Series 2016-2US, Class A3A
1.710%, 03/15/2021	1,375,000	1,354,246
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (C)	1,275,910	1,259,925
Series 2015-B, Class A2A
2.980%, 07/15/2027 (C)	1,304,597	1,297,544
Series 2015-B, Class A3 (1 month
LIBOR + 1.750%)
3.527%, 05/17/2032 (A)(C)	1,245,000	1,305,330
Series 2015-C, Class A2A
2.750%, 07/15/2027 (C)	1,277,494	1,269,179
Series 2015-C, Class B
3.500%, 09/15/2043 (C)	570,000	566,659
Series 2016-A, Class A2A
2.700%, 05/15/2031 (C)	540,374	532,365
Series 2016-B, Class A2A
2.430%, 02/17/2032 (C)	1,260,000	1,228,323
Series 2016-C, Class A2A
2.340%, 09/15/2034 (C)	675,000	654,637
Springleaf Funding Trust
Series 2016-AA, Class A
2.900%, 11/15/2029 (C)	900,000	896,045
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class B
2.640%, 03/15/2023	1,340,000	1,327,228
Series 2015-4, Class B
2.620%, 09/15/2023	670,000	660,492
Series 2017-1, Class C
2.560%, 06/15/2023	900,000	880,880
Series 2017-2, Class B
2.820%, 10/15/2025	815,000	796,070
Series 2017-2, Class C
3.010%, 10/15/2025	585,000	571,297
Series 2018-1, Class C
3.360%, 03/15/2024	685,000	685,751
Terwin Mortgage Trust
Series 2005-14HE, Class AF2
4.849%, 08/25/2036	36,309	36,330
Towd Point Mortgage Trust
Series 2015-3, Class A1B
3.000%, 03/25/2054 (C)(H)	1,598,522	1,594,029
Series 2015-4, Class M1
3.750%, 04/25/2055 (C)(H)	755,000	765,671
Series 2015-5, Class A1B
2.750%, 05/25/2055 (C)(H)	898,856	891,758
Series 2016-1, Class A1B
2.750%, 02/25/2055 (C)(H)	732,153	726,469
Series 2016-1, Class A3B
3.000%, 02/25/2055 (C)(H)	936,407	931,132
Series 2016-2, Class A1A
2.750%, 08/25/2055 (C)(H)	627,826	619,236
Series 2016-3, Class A1
2.250%, 04/25/2056 (C)(H)	767,732	755,526
Series 2017-1, Class M1
3.750%, 10/25/2056 (C)(H)	5,580,000	5,648,674
Series 2017-2, Class A1
2.750%, 04/25/2057 (C)(H)	287,616	285,524
Series 2017-3, Class A1
2.750%, 07/25/2057 (C)(H)	2,330,069	2,308,649
Series 2017-4, Class A1
2.750%, 06/25/2057 (C)(H)	989,031	974,807
Series 2017-5, Class A1 (1 month
LIBOR + 0.600%)
2.472%, 02/25/2057 (A)(C)	899,275	902,506
Series 2017-6, Class A1
2.750%, 10/25/2057 (C)(H)	1,046,949	1,031,820
Utility Debt Securitization Authority
Series 2013-T, Class T1
2.042%, 06/15/2021	1,743,000	1,735,104
Verizon Owner Trust
Series 2016-2A, Class A
1.680%, 05/20/2021 (C)	980,000	968,950
Series 2017-1A, Class A
2.060%, 09/20/2021 (C)	1,855,000	1,836,774
Series 2017-1A, Class B
2.450%, 09/20/2021 (C)	540,000	534,290
Series 2017-1A, Class C
2.650%, 09/20/2021 (C)	720,000	712,875
Series 2018-1A, Class C
3.200%, 09/20/2022 (C)	805,000	805,686
Volvo Financial Equipment LLC
Series 2018-1A, Class A3
2.540%, 02/15/2022 (C)	1,030,000	1,025,506
Series 2018-1A, Class C
3.060%, 12/15/2025 (C)	3,350,000	3,336,611
Volvo Financial Equipment Master
Owner Trust
Series 2017-A, Class A (1 month
LIBOR + 0.500%)
2.277%, 11/15/2022 (A)(C)	480,000	482,475
Voya CLO, Ltd.
Series 2016-1A, Class A2R (3 month
LIBOR + 1.300%)
3.017%, 01/20/2031 (A)(C)	2,290,000	2,287,950
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (C)	518,700	512,393
Wheels SPV 2 LLC
Series 2015-1A, Class A2
1.270%, 04/22/2024 (C)	20,945	20,930
World Omni Automobile Lease
Securitization Trust
Series 2018-A, Class B
3.060%, 05/15/2023	1,005,000	1,004,818
TOTAL ASSET BACKED SECURITIES (Cost
$171,625,218)		$170,554,146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

New Income Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Exchange Traded Option on 10-Year
U.S. Treasury Futures (Expiration
Date: 5-25-18; Strike Price: $121.50;
Notional Amount: 574,000) (I)	574	$349,781
TOTAL PURCHASED OPTIONS (Cost $252,553)		$349,781

SECURITIES LENDING COLLATERAL – 0.2%
John Hancock Collateral Trust,
1.8276% (J)(K)	284,849	2,849,004
TOTAL SECURITIES LENDING COLLATERAL (Cost
$2,849,235)		$2,849,004

SHORT-TERM INVESTMENTS – 3.2%
Commercial paper – 0.6%
Enbridge Energy Partners LP
2.510%, 04/10/2018 *	$2,745,000	2,743,102
Newell Brands, Inc.
2.400%, 04/03/2018 *	1,790,000	1,789,428
2.400%, 04/05/2018 *	965,000	964,567
Transcanada Pipelines, Ltd.
2.470%, 04/19/2018 *	2,755,000	2,751,542
		8,248,639
Money market funds – 2.1%
T. Rowe Price Government Money Fund,
1.8418% (J)	28,082,072	28,082,072
Repurchase agreement – 0.5%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $7,022,577 on 4-2-18,
collateralized by $6,965,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $7,164,025,
including interest)	$7,022,000	$7,022,000
TOTAL SHORT-TERM INVESTMENTS (Cost $43,353,452)		$43,352,711
Total Investments (New Income Trust)
(Cost $1,397,355,080) – 101.6%		$1,387,520,219
Other assets and liabilities, net – (1.6%)		(21,956,399)
TOTAL NET ASSETS – 100.0%		$1,365,563,820

Currency Abbreviations

BRL	Brazilian Real
HUF	Hungarian Forint
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $237,619,156 or 17.4% of the fund’s net assets as of 3-31-18.
(D)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $2,791,452.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 3-31-18.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	808	Long	Jun 2018	$171,638,185	$171,788,376	$150,191
5-Year U.S. Treasury Note Futures	478	Long	Jun 2018	54,391,946	54,712,328	320,382
U.S. Treasury Long Bond Futures	265	Long	Jun 2018	37,876,820	38,855,625	978,805
Ultra U.S. Treasury Bond Futures	46	Long	Jun 2018	7,280,887	7,381,562	100,675
10-Year U.S. Treasury Note Futures	195	Short	Jun 2018	(23,384,606)	(23,622,422)	(237,816)
10-Year Ultra U.S. Treasury Bond Futures	558	Short	Jun 2018	(71,282,692)	(72,461,531)	(1,178,839)
						$133,398

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	4,343,700	USD	3,404,731	Bank of America, N.A.	5/18/2018	—	($68,392)
ILS	952,000	USD	280,890	HSBC Bank USA	4/23/2018	—	(9,147)
USD	3,500,023	AUD	4,343,700	Citibank N.A.	5/18/2018	$163,684	—
USD	3,643,511	BRL	11,586,000	JPMorgan Chase Bank N.A. London	5/3/2018	142,627	—
USD	505,715	HUF	127,420,067	Bank of America, N.A.	4/13/2018	3,511	—
USD	2,869,426	HUF	715,222,807	JPMorgan Chase Bank N.A. London	4/13/2018	50,497	—
USD	127,119	HUF	31,854,508	State Street Bank London	4/13/2018	1,570	—
USD	98,074	ILS	336,000	Citibank N.A.	4/23/2018	2,164	—
USD	130,361	ILS	448,000	HSBC Bank USA	4/23/2018	2,483	—
USD	48,940	ILS	168,000	State Street Bank London	4/23/2018	985	—
USD	1,333,161	MXN	26,367,000	Citibank N.A.	5/18/2018	—	(107,111)
USD	1,340,539	MXN	26,367,739	HSBC Bank USA	5/18/2018	—	(99,775)
						$367,521	($284,425)

WRITTEN OPTIONS

Credit default swaptions
	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	The Goldman Sachs & Company	CDX.NA.IG.29	Buy	0.700%	Apr 2018	USD	30,000,000	$27,000	$(9,966)
5-Year Credit Default Swap	Barclays Capital	CDX.NA.IG.29	Buy	0.800%	Jun 2018	USD	30,000,000	26,250	(33,741)
								$53,250	$(43,707)

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally cleared	CDX.NA.IG.29	0.577%	4,201,000	USD	$4,201,000	1.000%	Quarterly	Dec 2022	$90,445	$(10,927)	$79,518
					$4,201,000				$90,445	$(10,927)	$79,518

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
HUF	Hungarian Forint
ILS	Israeli New Shekel
MXN	Mexican Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Real Estate Securities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.2%
Consumer discretionary – 1.0%
Hotels, restaurants and leisure – 1.0%
Hotels, resorts and cruise lines – 1.0%
Extended Stay America, Inc.	173,486	$3,429,818
Information technology – 2.9%
IT services – 2.9%
IT consulting and other services –
2.9%
InterXion Holding NV (A)	130,524	8,106,846
Switch, Inc., Class A	108,131	1,720,364
Real estate – 95.3%
Equity real estate investment trusts –
95.3%
Diversified REITs – 3.9%
Empire State Realty Trust, Inc., Class A	224,471	$3,768,868
STORE Capital Corp.	379,242	9,412,786
		13,181,654
Health care REITs – 7.8%
CareTrust REIT, Inc.	97,861	1,311,337
HCP, Inc.	463,218	10,760,554
Healthcare Realty Trust, Inc.	266,385	7,381,528
Omega Healthcare Investors, Inc.	85,105	2,301,239
Welltower, Inc.	93,872	5,109,453
		26,864,111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotel and resort REITs – 5.8%
LaSalle Hotel Properties	242,917	$7,047,022
Pebblebrook Hotel Trust	71,648	2,461,109
Ryman Hospitality Properties, Inc.	75,273	5,829,894
Sunstone Hotel Investors, Inc.	295,816	4,502,320
		19,840,345
Industrial REITs – 12.0%
Americold Realty Trust	212,582	4,056,065
DCT Industrial Trust, Inc.	143,591	8,089,917
Prologis, Inc.	343,313	21,625,286
Rexford Industrial Realty, Inc.	257,971	7,426,985
		41,198,253
Office REITs – 12.6%
Alexandria Real Estate Equities, Inc.	120,732	15,078,219
Boston Properties, Inc.	78,675	9,694,334
Columbia Property Trust, Inc.	237,571	4,860,703
Douglas Emmett, Inc.	313,749	11,533,413
JBG SMITH Properties	62,886	2,119,887
		43,286,556
Residential REITs – 18.5%
Camden Property Trust	159,558	13,431,592
Equity LifeStyle Properties, Inc.	131,529	11,544,300
Equity Residential	186,908	11,517,271
Essex Property Trust, Inc.	44,823	10,788,000
Invitation Homes, Inc.	351,546	8,025,795
UDR, Inc.	227,149	8,091,047
		63,398,005
Retail REITs – 15.2%
Agree Realty Corp.	88,729	4,262,541
GGP, Inc.	273,450	5,594,787
Regency Centers Corp.	124,051	7,316,528
Retail Properties of America, Inc.,
Class A	361,870	4,219,404
Simon Property Group, Inc.	126,110	19,465,079
Taubman Centers, Inc.	44,110	2,510,300
The Macerich Company	104,830	5,872,577
Urban Edge Properties	128,766	2,749,154
		51,990,370
Specialized REITs – 19.5%
American Tower Corp.	42,232	6,137,999
CoreSite Realty Corp.	89,993	9,022,698
Crown Castle International Corp.	52,527	5,757,484
CubeSmart	406,736	11,469,955
Equinix, Inc.	24,174	10,108,116
Extra Space Storage, Inc.	160,269	14,001,100
Four Corners Property Trust, Inc.	151,259	3,492,570
Weyerhaeuser Company	193,368	6,767,883
		66,757,805
TOTAL COMMON STOCKS (Cost $345,582,966)		$339,774,127

SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.5812% (B)	1,088,684	1,088,684
TOTAL SHORT-TERM INVESTMENTS (Cost
$1,088,684)		$1,088,684
Total Investments (Real Estate
Securities Trust)
(Cost $346,671,650) – 99.5%		$340,862,811
Other assets and liabilities, net – 0.5%		1,722,092
TOTAL NET ASSETS – 100.0%		$342,584,903

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-18.

Science & Technology Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.4%
Consumer discretionary – 16.6%
Automobiles – 1.6%
Tesla, Inc. (A)(B)	47,036	$12,517,691
Internet and direct marketing retail – 13.2%
Amazon.com, Inc. (A)	31,775	45,989,229
Booking Holdings, Inc. (A)	9,622	20,017,513
Ctrip.com International, Ltd., ADR (A)	440,688	20,544,875
Flipkart, Ltd. (A)(C)(D)	410	36,127
JD.com, Inc., ADR (A)	590	23,889
Netflix, Inc. (A)	44,380	13,107,633
Zalando SE (A)	89,088	4,861,412
		104,580,678
Media – 1.8%
Liberty Global PLC, Series C (A)	395,141	12,024,141
News Corp., Class A	162,300	2,564,340
		14,588,481
		131,686,850
Health care – 3.5%
Biotechnology – 1.1%
Grifols SA, ADR (B)	119,700	2,537,640
Shire PLC, ADR (B)	42,900	6,408,831
		8,946,471
Health care equipment and supplies – 1.2%
Becton, Dickinson and Company	12,900	2,795,430
DexCom, Inc. (A)(B)	19,800	1,468,368
Intuitive Surgical, Inc. (A)	6,100	2,518,263
Smith & Nephew PLC	144,681	2,706,546
		9,488,607
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	12,860	939,037
Pharmaceuticals – 1.1%
Roche Holding AG	36,437	8,358,539
		27,732,654
Industrials – 1.3%
Aerospace and defense – 0.2%
The Boeing Company	6,000	1,967,280
Commercial services and supplies – 0.4%
Stericycle, Inc. (A)	47,355	2,771,688
Electrical equipment – 0.6%
Sensata Technologies Holding PLC (A)	93,600	4,851,288
Professional services – 0.1%
51job, Inc., ADR (A)	11,105	955,474
		10,545,730
Information technology – 72.7%
Communications equipment – 4.0%
Arista Networks, Inc. (A)	48,580	12,402,474
Cisco Systems, Inc.	147,975	6,346,648
Lumentum Holdings, Inc. (A)(B)	44,529	2,840,950
Palo Alto Networks, Inc. (A)	57,085	10,362,069
		31,952,141
Electronic equipment, instruments and components – 2.9%
CDW Corp.	5,890	414,126
Cognex Corp.	47,760	2,483,042
Coherent, Inc. (A)	24,305	4,554,757
Corning, Inc.	74,300	2,071,484

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Dolby Laboratories, Inc., Class A	6,865	$436,339
Flex, Ltd. (A)	23,150	378,033
IPG Photonics Corp. (A)	12,015	2,804,061
Largan Precision Company, Ltd.	82,000	9,545,748
		22,687,590
Internet software and services – 15.7%
58.com, Inc., ADR (A)	28,667	2,289,347
Alibaba Group Holding, Ltd., ADR (A)	32,020	5,876,951
Alphabet, Inc., Class A (A)	9,237	9,580,062
Alphabet, Inc., Class C (A)	20,894	21,558,220
Altaba, Inc. (A)	271,300	20,087,052
Baidu, Inc., ADR (A)	4,275	954,137
Dropbox, Inc. (A)	70,459	2,042,201
Dropbox, Inc., Class A (A)	9,740	304,375
Facebook, Inc., Class A (A)	174,005	27,804,259
Mail.Ru Group, Ltd., GDR (A)	162,113	5,647,259
MercadoLibre, Inc.	1,365	486,472
MongoDB, Inc. (A)	40,240	1,746,416
MuleSoft, Inc., Class A (A)	52,449	2,306,707
NAVER Corp.	10,236	7,617,875
NetEase, Inc., ADR	7,015	1,966,936
Okta, Inc. (A)	136,070	5,422,390
Tencent Holdings, Ltd.	86,000	4,616,440
Yandex NV, Class A (A)	91,900	3,625,455
Yelp, Inc. (A)	11,480	479,290
		124,411,844
IT services – 6.1%
Amadeus IT Group SA	12,620	933,919
Capgemini SE	6,890	859,696
Cognizant Technology Solutions Corp.,
Class A	45,435	3,657,518
DXC Technology Company	121,475	12,211,882
Global Payments, Inc.	25,565	2,851,009
Mastercard, Inc., Class A	7,805	1,367,124
PayPal Holdings, Inc. (A)	76,845	5,830,230
Sabre Corp.	89,400	1,917,630
Square, Inc., Class A (A)(B)	293,420	14,436,264
Total System Services, Inc.	35,550	3,066,543
Visa, Inc., Class A	7,650	915,093
Worldpay, Inc., Class A (A)	5,440	447,386
		48,494,294
Semiconductors and semiconductor equipment – 16.1%
ams AG	2,235	234,698
Applied Materials, Inc.	15,680	871,965
ASML Holding NV	4,800	953,088
Broadcom, Ltd.	83,206	19,607,494
Cree, Inc. (A)	110,265	4,444,782
Infineon Technologies AG	145,160	3,903,820
Lam Research Corp.	32,170	6,535,657
Marvell Technology Group, Ltd.	383,975	8,063,475
Maxim Integrated Products, Inc.	40,000	2,408,800
Microchip Technology, Inc. (B)	123,245	11,259,663
Micron Technology, Inc. (A)	392,225	20,450,612
Microsemi Corp. (A)	44,815	2,900,427
NVIDIA Corp.	26,585	6,156,820
ON Semiconductor Corp. (A)	80,710	1,974,167
Qorvo, Inc. (A)	59,700	4,205,865
QUALCOMM, Inc.	353,200	19,570,812
SK Hynix, Inc.	38,125	2,920,831
STR Holdings, Inc. (A)	65,100	18,879
Teradyne, Inc.	76,285	3,486,987
Texas Instruments, Inc.	71,047	7,381,073
		127,349,915
Software – 23.4%
Adobe Systems, Inc. (A)	3,125	675,250
Atlassian Corp. PLC, Class A (A)	13,710	739,243
Autodesk, Inc. (A)	11,265	1,414,659
FireEye, Inc. (A)	56,490	956,376
Guidewire Software, Inc. (A)	7,765	627,645
HubSpot, Inc. (A)	12,580	1,362,414
Intuit, Inc.	82,649	14,327,204
Microsoft Corp.	457,629	41,767,799
Nintendo Company, Ltd.	6,800	3,021,057
Paycom Software, Inc. (A)(B)	95,740	10,281,519
Proofpoint, Inc. (A)	97,520	11,083,148
RealPage, Inc. (A)	8,925	459,638
Red Hat, Inc. (A)	100,223	14,984,341
RingCentral, Inc., Class A (A)	70,695	4,489,133
salesforce.com, Inc. (A)	201,768	23,465,618
ServiceNow, Inc. (A)	96,810	16,017,215
Sophos Group PLC (E)	523,915	3,191,385
Splunk, Inc. (A)	28,740	2,827,729
Symantec Corp.	220,897	5,710,187
Synopsys, Inc. (A)	50,800	4,228,592
Tableau Software, Inc., Class A (A)	52,975	4,281,440
Take-Two Interactive Software, Inc. (A)	26,885	2,628,815
Temenos Group AG (A)	16,355	1,961,116
VMware, Inc., Class A (A)	16,200	1,964,574
Workday, Inc., Class A (A)	98,745	12,551,477
		185,017,574
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	74,050	12,424,109
HP, Inc.	66,055	1,447,926
NetApp, Inc.	241,230	14,881,479
Pure Storage, Inc., Class A (A)	93,890	1,873,106
Samsung Electronics Company, Ltd.	2,269	5,301,464
		35,928,084
		575,841,442
Materials – 0.6%
Chemicals – 0.6%
DowDuPont, Inc.	73,300	4,669,943
Real estate – 0.5%
Equity real estate investment trusts – 0.5%
Equinix, Inc.	9,630	4,026,688
Telecommunication services – 0.2%
Wireless telecommunication services – 0.2%
SoftBank Group Corp.	26,100	1,946,832
TOTAL COMMON STOCKS (Cost $626,400,883)		$756,450,139

PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Flipkart, Ltd., Series A (A)(C)(D)	141	12,424
Flipkart, Ltd., Series C (A)(C)(D)	247	21,764
Flipkart, Ltd., Series E (A)(C)(D)	460	40,532
Flipkart, Ltd., Series G (A)(C)(D)	2,638	315,927
		390,647
Information technology – 0.2%
Internet software and services – 0.2%
Airbnb, Inc., Series E (A)(C)(D)	8,624	852,396
Xiaoju Kuaizhi, Inc. (A)(C)(D)	9,513	474,128
		1,326,524
TOTAL PREFERRED SECURITIES (Cost $1,476,350)		$1,717,171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL – 5.0%
John Hancock Collateral Trust,
1.8276% (F)(G)	3,966,897	$39,676,108
TOTAL SECURITIES LENDING COLLATERAL (Cost
$39,680,511)		$39,676,108

SHORT-TERM INVESTMENTS – 4.9%
Money market funds – 3.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (F)	433,759	433,759
T. Rowe Price Government Money Fund,
1.8418% (F)	24,565,890	24,565,890
		24,999,649
Repurchase agreement – 1.7%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $13,443,105 on 4-2-18,
collateralized by $13,935,000
U.S. Treasury Notes, 1.375% due
5-31-20 (valued at $13,711,385,
including interest)	$13,442,000	13,442,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,441,649)		$38,441,649
Total Investments (Science & Technology Trust)
(Cost $705,999,393) – 105.5%		$836,285,067
Other assets and liabilities, net – (5.5%)		(43,646,425)
TOTAL NET ASSETS – 100.0%		$792,638,642

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $38,716,082.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Short Term Government Income Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 95.3%
U.S. Government – 32.4%
U.S. Treasury Notes
1.000%, 03/15/2019	$6,595,000	$6,524,928
1.125%, 06/30/2021	4,533,000	4,347,633
1.250%, 12/31/2018 to 03/31/2021	28,655,000	28,228,300
1.375%, 09/30/2020	2,130,000	2,078,841
1.500%, 05/15/2020	4,935,000	4,851,266
1.625%, 06/30/2020	22,850,000	22,493,371
1.750%, 11/30/2021	5,030,000	4,900,810
1.875%, 04/30/2022 to 07/31/2022	24,935,000	24,274,089
		97,699,238
U.S. Government Agency – 62.9%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	9,580,000	9,422,687
1.430%, 04/18/2019	6,000,000	5,954,322
1.640%, 04/17/2020	8,100,000	7,970,238
1.675%, 02/24/2020	5,240,000	5,170,282
1.750%, 06/15/2020	5,215,000	5,134,804
2.000%, 01/15/2021	13,945,000	13,741,403
Federal Farm Credit Bank
1.290%, 07/13/2020	5,210,000	5,070,466
1.440%, 08/16/2021	6,720,000	6,471,958
1.680%, 04/05/2021	6,110,000	5,949,191
2.230%, 11/15/2022	7,220,000	7,068,070
2.840%, 09/20/2021	1,500,000	1,499,361
Federal Home Loan Bank
1.125%, 10/11/2019	3,295,000	3,238,672
1.550%, 10/26/2020	5,825,000	5,685,368
1.700%, 04/26/2021	6,250,000	6,093,519
1.750%, 07/13/2020	8,255,000	8,137,143
2.260%, 10/04/2022	5,310,000	5,215,402
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	2,725,000	2,690,714
1.300%, 08/23/2019	4,405,000	4,350,722
1.765%, 06/26/2020	6,805,000	6,707,471
2.000%, 11/20/2020	4,940,000	4,877,968
3.000%, 07/01/2030 to 11/01/2030	3,607,548	3,623,974
3.500%, 04/01/2032	3,874,403	3,955,299
5.500%, 07/01/2040	1,547,555	1,718,080
7.000%, 04/01/2018 to 04/01/2032	742	846
Federal National Mortgage Association
1.250%, 08/23/2019	4,380,000	4,320,607
1.950%, 11/09/2020	6,360,000	6,271,125
2.500%, 10/01/2027	1,680,449	1,662,365
3.000%, 03/01/2028 to 03/01/2031	21,465,366	21,575,550
3.500%, 12/01/2025 to 08/01/2031	3,820,355	3,903,047
5.500%, 03/01/2035 to 08/01/2040	1,032,201	1,129,294
6.500%, 01/01/2039	664,937	749,732
7.000%, 08/01/2025 to 01/01/2029	1,710	1,924
7.500%, 01/01/2031	628	729
8.000%, 10/01/2024 to 01/01/2031	1,480	1,716
Government National Mortgage
Association
7.500%, 01/15/2027 to 03/15/2027	321	364
Tennessee Valley Authority
1.750%, 10/15/2018	3,340,000	3,334,436
3.875%, 02/15/2021	13,070,000	13,570,424
4.500%, 04/01/2018	3,699,000	3,699,000
		189,968,273
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $293,181,955)		$287,667,511

COLLATERALIZED MORTGAGE
OBLIGATIONS – 3.6%
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	779,158	769,091
Series K017, Class X1 IO,
1.346%, 12/25/2021	24,137,084	981,684
Series K018, Class X1 IO,
1.367%, 01/25/2022	4,481,689	184,646

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
Series K022, Class X1 IO,
1.249%, 07/25/2022	$11,646,463	$513,220
Series K026, Class X1 IO,
1.012%, 11/25/2022	5,540,053	209,741
Series K030, Class X1 IO,
0.205%, 04/25/2023	143,065,576	1,289,150
Series K038, Class X1 IO,
1.173%, 03/25/2024	8,452,173	481,237
Series K704, Class X1 IO,
1.973%, 08/25/2018	12,893,435	39,890
Series K706, Class X1 IO,
1.547%, 10/25/2018	5,567,253	30,078
Series K707, Class X1 IO,
1.513%, 12/25/2018	4,657,835	29,450
Series K709, Class X1 IO,
1.503%, 03/25/2019	6,176,814	64,409
Series K710, Class X1 IO,
1.731%, 05/25/2019	4,741,013	65,649
Series K711, Class X1 IO,
1.681%, 07/25/2019	7,331,597	104,118
Series K718, Class X1 IO,
0.641%, 01/25/2022	20,728,957	430,310
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	1,675,665	1,715,349
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,278,903	1,296,223
Government National
Mortgage Association
Series 2012-114, Class IO,
0.802%, 01/16/2053	2,969,347	153,676
Series 2017-109, Class IO,
0.612%, 04/16/2057	2,920,867	172,995
Series 2017-124, Class IO,
0.705%, 01/16/2059	3,643,065	248,458
Series 2017-140, Class IO,
0.609%, 02/16/2059	2,134,139	142,689
Series 2017-20, Class IO,
0.749%, 12/16/2058	4,884,077	313,694
Series 2017-3, Class IO,
0.908%, 09/16/2058	4,483,329	322,548
Series 2017-41, Class IO,
0.792%, 07/16/2058	3,347,675	234,598
Series 2017-46, Class IO,
0.619%, 11/16/2057	3,631,026	224,269
Series 2017-61, Class IO,
0.767%, 05/16/2059	2,159,510	170,468
Series 2017-74, Class IO,
0.780%, 09/16/2058	3,772,297	237,187
Series 2017-89, Class IO,
0.765%, 07/16/2059	3,810,224	290,150
		10,714,977
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,826,000)		$10,714,977

SHORT-TERM INVESTMENTS – 2.4%
U.S. Government Agency – 1.8%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	456,000	455,981
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	3,126,000	3,125,896
1.400%, 04/02/2018 *	1,781,000	1,780,931
		5,362,808
Repurchase agreement – 0.6%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $615,120 on
4-2-18, collateralized by $639,000
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $627,457,
including interest)	615,000	$615,000
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $1,421,117 on 4-2-18,
collateralized by $1,410,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $1,450,291,
including interest)	1,421,000	$1,421,000
		2,036,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,398,808)		$7,398,808
Total Investments (Short Term Government Income Trust)
(Cost $311,406,763) – 101.3%		$305,781,296
Other assets and liabilities, net – (1.3%)		(4,040,193)
TOTAL NET ASSETS – 100.0%		$301,741,103

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Small Cap Growth Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.7%
Consumer discretionary – 16.8%
Hotels, restaurants and leisure – 7.0%
Boyd Gaming Corp.	222,928	$7,102,486
Marriott Vacations Worldwide Corp.	45,929	6,117,743
Papa John’s International, Inc. (A)	38,793	2,222,839
Planet Fitness, Inc., Class A (B)	334,826	12,646,378
Wingstop, Inc.	77,779	3,673,502
		31,762,948
Household durables – 2.1%
TopBuild Corp. (B)	66,245	5,069,067
TRI Pointe Group, Inc. (B)	259,735	4,267,446
		9,336,513
Internet and direct marketing retail – 2.3%
Shutterfly, Inc. (B)	79,254	6,439,388
Wayfair, Inc., Class A (A)(B)	56,497	3,815,242
		10,254,630
Specialty retail – 1.1%
Floor & Decor Holdings, Inc.,
Class A (A)(B)	100,482	5,237,122
Textiles, apparel and luxury goods – 4.3%
Carter’s, Inc.	57,150	5,949,315
Oxford Industries, Inc.	27,283	2,034,220
Skechers U.S.A., Inc., Class A (B)	151,028	5,873,479

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Under Armour, Inc., Class A (A)(B)	94,051	$1,537,734
Under Armour, Inc., Class C (A)(B)	277,574	3,983,187
		19,377,935
		75,969,148
Consumer staples – 1.4%
Food and staples retailing – 1.4%
Performance Food Group Company (B)	210,430	6,281,336
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Alta Mesa Resources, Inc. (A)(B)	264,772	2,118,176
Centennial Resource Development, Inc.,
Class A (A)(B)	235,050	4,313,168
		6,431,344
Financials – 5.4%
Banks – 3.9%
MB Financial, Inc.	89,464	3,621,503
Sterling Bancorp	221,409	4,992,773
Texas Capital Bancshares, Inc. (B)	37,389	3,361,271
Union Bankshares Corp.	79,736	2,927,109
Western Alliance Bancorp (B)	44,118	2,563,697
		17,466,353
Mortgage real estate investment trusts – 0.5%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	114,822	2,239,029
Thrifts and mortgage finance – 1.0%
MGIC Investment Corp. (B)	351,577	4,570,501
		24,275,883
Health care – 21.8%
Biotechnology – 10.2%
Aimmune Therapeutics, Inc. (B)	35,800	1,139,514
Amicus Therapeutics, Inc. (B)	154,366	2,321,665
Arena Pharmaceuticals, Inc. (B)	51,505	2,034,448
BeiGene, Ltd., ADR (B)	8,000	1,344,000
Bluebird Bio, Inc. (B)	15,637	2,670,018
Blueprint Medicines Corp. (B)	43,363	3,976,387
CRISPR Therapeutics AG (B)	50,300	2,299,213
Exact Sciences Corp. (B)	162,083	6,536,807
Galapagos NV, ADR (B)	31,422	3,134,659
Global Blood Therapeutics, Inc. (B)	35,743	1,726,387
Heron Therapeutics, Inc. (B)	37,000	1,021,200
Ionis Pharmaceuticals, Inc. (B)	40,311	1,776,909
Ironwood Pharmaceuticals, Inc. (B)	120,164	1,854,131
Loxo Oncology, Inc. (B)	17,626	2,033,512
MiMedx Group, Inc. (A)(B)	69,181	482,192
Neurocrine Biosciences, Inc. (B)	41,379	3,431,560
Portola Pharmaceuticals, Inc. (B)	53,212	1,737,904
Sage Therapeutics, Inc. (B)	24,566	3,956,846
Spark Therapeutics, Inc. (B)	25,435	1,693,717
TESARO, Inc. (A)(B)	13,114	749,334
		45,920,403
Health care equipment and supplies – 5.7%
DexCom, Inc. (B)	44,417	3,293,965
Globus Medical, Inc., Class A (B)	93,391	4,652,740
Hill-Rom Holdings, Inc.	20,000	1,740,000
Inogen, Inc. (B)	13,338	1,638,440
Insulet Corp. (B)	129,542	11,228,701
OraSure Technologies, Inc. (B)	193,865	3,274,380
		25,828,226
Health care providers and services – 0.9%
HealthEquity, Inc. (B)	51,291	3,105,157
Molina Healthcare, Inc. (B)	9,912	804,656
		3,909,813
Health care technology – 0.7%
Veeva Systems, Inc., Class A (B)	44,534	3,251,873
Life sciences tools and services – 1.1%
PRA Health Sciences, Inc. (B)	59,455	4,932,387
Pharmaceuticals – 3.2%
Aerie Pharmaceuticals, Inc. (A)(B)	76,341	4,141,499
Dermira, Inc. (B)	58,975	471,210
MyoKardia, Inc. (B)	35,471	1,730,985
Nektar Therapeutics (B)	62,884	6,682,054
Revance Therapeutics, Inc. (B)	42,071	1,295,787
		14,321,535
		98,164,237
Industrials – 15.5%
Airlines – 1.3%
JetBlue Airways Corp. (B)	293,131	5,956,422
Building products – 0.6%
JELD-WEN Holding, Inc. (B)	92,028	2,817,897
Commercial services and supplies – 1.4%
The Brink’s Company	87,397	6,235,776
Electrical equipment – 1.0%
EnerSys	63,246	4,387,375
Machinery – 6.9%
Actuant Corp., Class A	107,885	2,508,323
Altra Industrial Motion Corp. (A)	73,683	3,385,734
Astec Industries, Inc.	58,635	3,235,479
ITT, Inc.	119,253	5,841,012
Rexnord Corp. (B)	350,737	10,409,874
SPX FLOW, Inc. (B)	116,583	5,734,718
		31,115,140
Professional services – 1.5%
CoStar Group, Inc. (B)	18,207	6,603,315
Road and rail – 1.8%
Knight-Swift Transportation
Holdings, Inc.	87,113	4,008,069
Schneider National, Inc., Class B (A)	154,505	4,026,400
		8,034,469
Trading companies and distributors – 1.0%
Beacon Roofing Supply, Inc. (B)	89,422	4,745,626
		69,896,020
Information technology – 27.6%
Electronic equipment, instruments and components – 3.5%
II-VI, Inc. (B)	114,951	4,701,496
Zebra Technologies Corp., Class A (B)	80,015	11,137,288
		15,838,784
Internet software and services – 11.3%
2U, Inc. (A)(B)	100,481	8,443,418
Cloudera, Inc. (B)	242,643	5,236,236
Five9, Inc. (B)	124,794	3,717,613
GoDaddy, Inc., Class A (B)	95,483	5,864,566
GrubHub, Inc. (B)	34,615	3,512,384
Mimecast, Ltd. (B)	214,764	7,609,089
Okta, Inc. (B)	165,244	6,584,973
The Trade Desk, Inc., Class A (A)(B)	88,973	4,414,840
Wix.com, Ltd. (B)	65,355	5,198,990
Zillow Group, Inc., Class C (B)	4,073	219,127
		50,801,236
IT services – 3.7%
Acxiom Corp. (B)	57,795	1,312,524

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Growth Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
EPAM Systems, Inc. (B)	52,883	$6,056,161
ManTech International Corp., Class A	97,180	5,390,575
Science Applications International Corp.	47,543	3,746,388
		16,505,648
Semiconductors and semiconductor equipment – 2.0%
Entegris, Inc.	139,840	4,866,432
Tower Semiconductor, Ltd. (B)	153,271	4,124,523
		8,990,955
Software – 7.1%
DraftKings, Inc. (B)(C)(D)	327,094	467,744
Everbridge, Inc. (B)	68,464	2,505,782
Fair Isaac Corp. (B)	36,006	6,098,336
ForeScout Technologies, Inc. (B)	123,726	4,013,671
Guidewire Software, Inc. (B)	73,003	5,900,832
HubSpot, Inc. (B)	54,500	5,902,350
Proofpoint, Inc. (B)	29,410	3,342,447
Zendesk, Inc. (B)	84,040	4,022,995
		32,254,157
		124,390,780
Materials – 4.3%
Chemicals – 2.2%
Ferro Corp. (B)	230,901	5,361,521
Ingevity Corp. (B)	58,939	4,343,215
		9,704,736
Construction materials – 0.8%
Summit Materials, Inc., Class A (B)	125,156	3,789,724
Metals and mining – 1.3%
Carpenter Technology Corp.	133,254	5,879,166
		19,373,626
Real estate – 2.1%
Equity real estate investment trusts – 1.6%
CoreSite Realty Corp.	22,553	2,261,164
Corporate Office Properties Trust	103,333	2,669,091
LaSalle Hotel Properties	70,207	2,036,705
		6,966,960
Real estate management and development – 0.5%
Kennedy-Wilson Holdings, Inc.	133,396	2,321,090
		9,288,050
Telecommunication services – 0.4%
Diversified telecommunication services – 0.4%
Vonage Holdings Corp. (B)	178,037	1,896,094
TOTAL COMMON STOCKS (Cost $359,763,815)		$435,966,518

PREFERRED SECURITIES – 1.2%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (B)(C)(D)	26,954	978,700
Information technology – 1.0%
Software – 1.0%
MarkLogic Corp., Series F (B)(C)(D)	153,423	1,644,695
Zuora, Inc., Series F (B)(C)(D)	403,708	2,765,400
		4,410,095
TOTAL PREFERRED SECURITIES (Cost $4,548,973)		$5,388,795

SECURITIES LENDING COLLATERAL – 5.2%
John Hancock Collateral Trust,
1.8276% (E)(F)	2,331,500	23,319,193
TOTAL SECURITIES LENDING COLLATERAL (Cost
$23,321,133)		$23,319,193

SHORT-TERM INVESTMENTS – 1.7%
Repurchase agreement – 1.7%
Societe Generale SA Tri-Party
Repurchase Agreement dated 3-29-18
at 1.760% to be repurchased at
$7,601,486 on 4-2-18, collateralized
by $4,214,000 Federal Home Loan
Bank Discount Notes, 0.000% due
8-24-18 (valued at $4,181,931,
including interest), $3,589,800
U.S. Treasury Bills, 0.000% due
7-19-18 (valued at $3,569,970,
including interest), and $100
U.S. Treasury Bonds, 6.750% due
8-15-26 (valued at $131,
including interest)	7,600,000	7,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,600,000)		$7,600,000
Total Investments (Small Cap Growth Trust)
(Cost $395,233,921) – 104.8%		$472,274,506
Other assets and liabilities, net – (4.8%)		(21,545,175)
TOTAL NET ASSETS – 100.0%		$450,729,331

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $22,664,557.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.5%
Consumer discretionary – 11.8%
Auto components – 1.1%
American Axle & Manufacturing
Holdings, Inc. (A)	26,774	$407,500
Cooper Tire & Rubber Company	13,912	407,622
Cooper-Standard Holdings, Inc. (A)	4,595	564,312
Dana, Inc.	39,182	1,009,328
Dorman Products, Inc. (A)	7,292	482,803
Fox Factory Holding Corp. (A)	9,645	336,611
Gentherm, Inc. (A)	9,941	337,497
Horizon Global Corp. (A)	7,367	60,704
LCI Industries	6,523	679,370
Modine Manufacturing Company (A)	13,256	280,364
Motorcar Parts of America, Inc. (A)	5,477	117,372
Shiloh Industries, Inc. (A)	5,029	43,752
Standard Motor Products, Inc.	5,793	275,573
Stoneridge, Inc. (A)	7,254	200,210
Superior Industries International, Inc.	7,246	96,372
Tenneco, Inc.	13,703	751,884
Tower International, Inc.	5,538	153,680
		6,204,954

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles – 0.0%
Winnebago Industries, Inc.	8,498	$319,525
Distributors – 0.1%
Core-Mark Holding Company, Inc.	12,551	266,834
Weyco Group, Inc.	1,939	65,150
		331,984
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	16,240	772,212
American Public Education, Inc. (A)	4,401	189,243
Bridgepoint Education, Inc. (A)	8,047	54,237
Cambium Learning Group, Inc. (A)	4,030	45,136
Capella Education Company	3,104	271,134
Career Education Corp. (A)	18,516	243,300
Carriage Services, Inc.	4,137	114,429
Chegg, Inc. (A)	26,289	543,131
Grand Canyon Education, Inc. (A)	12,653	1,327,553
Houghton Mifflin Harcourt Company (A)	28,968	201,328
K12, Inc. (A)	10,762	152,605
Laureate Education, Inc., Class A (A)	15,174	208,643
Regis Corp. (A)	9,934	150,301
Sotheby’s (A)	10,402	533,727
Strayer Education, Inc.	2,838	286,780
Weight Watchers International, Inc. (A)	7,568	482,233
		5,575,992
Hotels, restaurants and leisure – 3.0%
Belmond, Ltd., Class A (A)	24,362	271,636
Biglari Holdings, Inc. (A)	270	110,271
BJ’s Restaurants, Inc.	5,405	242,685
Bloomin’ Brands, Inc.	24,370	591,704
Bluegreen Vacations Corp. (B)	2,258	47,802
Bojangles’, Inc. (A)	5,219	72,283
Boyd Gaming Corp. (B)	22,361	712,421
Brinker International, Inc. (B)	12,504	451,394
Caesars Entertainment Corp. (A)	36,621	411,986
Carrols Restaurant Group, Inc. (A)	9,800	109,760
Century Casinos, Inc. (A)	8,026	59,874
Churchill Downs, Inc.	3,616	882,485
Chuy’s Holdings, Inc. (A)	4,518	118,372
Cracker Barrel Old Country
Store, Inc. (B)	5,158	821,154
Dave & Buster’s Entertainment, Inc. (A)	10,990	458,723
Del Frisco’s Restaurant Group, Inc. (A)	6,282	95,801
Del Taco Restaurants, Inc. (A)	9,491	98,327
Denny’s Corp. (A)	17,613	271,769
Dine Brands Global, Inc.	4,653	305,144
Drive Shack, Inc. (A)	18,101	86,523
El Pollo Loco Holdings, Inc. (A)	6,246	59,337
Eldorado Resorts, Inc. (A)	12,615	416,295
Fiesta Restaurant Group, Inc. (A)	7,166	132,571
Fogo De Chao, Inc. (A)	2,793	43,990
Golden Entertainment, Inc. (A)	4,862	112,944
ILG, Inc.	28,749	894,381
International Speedway Corp., Class A	6,613	291,633
J Alexander’s Holdings, Inc. (A)	4,168	47,724
Jack in the Box, Inc.	7,899	674,022
La Quinta Holdings, Inc. (A)	22,082	417,571
Lindblad Expeditions Holdings, Inc. (A)	6,704	68,850
Marriott Vacations Worldwide Corp.	5,733	763,636
Monarch Casino & Resort, Inc. (A)	3,030	128,139
Nathan’s Famous, Inc.	840	62,076
Papa John’s International, Inc. (B)	7,003	401,272
Penn National Gaming, Inc. (A)	22,899	601,328
Pinnacle Entertainment, Inc. (A)	14,311	431,477
Planet Fitness, Inc., Class A (A)	23,380	883,063
PlayAGS, Inc. (A)	3,074	71,501
Potbelly Corp. (A)	7,251	87,375
RCI Hospitality Holdings, Inc.	2,646	75,120
Red Lion Hotels Corp. (A)	5,599	54,590
Red Robin Gourmet Burgers, Inc. (A)	3,475	201,550
Red Rock Resorts, Inc., Class A	18,635	545,633
Ruth’s Hospitality Group, Inc.	7,729	188,974
Scientific Games Corp. (A)	14,442	600,787
SeaWorld Entertainment, Inc. (A)(B)	18,518	274,622
Shake Shack, Inc., Class A (A)(B)	6,153	256,149
Sonic Corp. (B)	10,136	255,731
Speedway Motorsports, Inc.	3,850	68,607
Texas Roadhouse, Inc.	17,939	1,036,515
The Cheesecake Factory, Inc. (B)	11,493	554,192
The Habit Restaurants, Inc.,
Class A (A)(B)	6,038	53,134
The Marcus Corp.	5,301	160,885
Wingstop, Inc.	7,786	367,733
Zoe’s Kitchen, Inc. (A)(B)	5,529	79,839
		17,583,360
Household durables – 1.4%
AV Homes, Inc. (A)	3,559	66,019
Bassett Furniture Industries, Inc.	3,011	91,384
Beazer Homes USA, Inc. (A)	8,694	138,669
Cavco Industries, Inc. (A)	2,312	401,710
Century Communities, Inc. (A)	5,498	164,665
CSS Industries, Inc.	2,979	52,133
Ethan Allen Interiors, Inc.	6,903	158,424
Flexsteel Industries, Inc.	2,444	96,734
GoPro, Inc., Class A (A)(B)	29,955	143,484
Green Brick Partners, Inc. (A)	6,639	72,365
Hamilton Beach Brands Holding
Company, Class B	1,197	25,400
Helen of Troy, Ltd. (A)	7,314	636,318
Hooker Furniture Corp.	3,211	117,844
Hovnanian Enterprises, Inc., Class A (A)	35,747	65,417
Installed Building Products, Inc. (A)	5,845	350,992
iRobot Corp. (A)	7,300	468,587
KB Home	22,837	649,713
La-Z-Boy, Inc.	12,636	378,448
LGI Homes, Inc. (A)(B)	4,649	328,080
Libbey, Inc.	7,299	35,692
M/I Homes, Inc. (A)	7,173	228,460
MDC Holdings, Inc.	12,122	338,446
Meritage Homes Corp. (A)	10,409	471,007
PICO Holdings, Inc. (A)	6,909	79,108
Taylor Morrison Home Corp.,
Class A (A)	29,944	697,096
TopBuild Corp. (A)	9,489	726,098
TRI Pointe Group, Inc. (A)	40,427	664,216
Universal Electronics, Inc. (A)	4,010	208,721
William Lyon Homes, Class A (A)	8,649	237,761
ZAGG, Inc. (A)	7,589	92,586
		8,185,577
Internet and direct marketing retail – 0.4%
1-800-Flowers.com, Inc., Class A (A)	7,591	89,574
Duluth Holdings, Inc., Class B (A)(B)	3,103	58,119
Gaia, Inc. (A)	2,841	44,036
Groupon, Inc. (A)(B)	91,901	398,850
Lands’ End, Inc. (A)(B)	3,810	88,964
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	20,010	215,108
Nutrisystem, Inc.	8,145	219,508
Overstock.com, Inc. (A)(B)	4,600	166,750
PetMed Express, Inc. (B)	5,271	220,064

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Shutterfly, Inc. (A)	8,795	$714,594
		2,215,567
Leisure products – 0.3%
Acushnet Holdings Corp. (B)	8,713	201,183
American Outdoor Brands Corp. (A)	14,975	154,542
Callaway Golf Company	25,236	412,861
Clarus Corp. (A)	7,420	50,085
Johnson Outdoors, Inc., Class A	1,375	85,250
Malibu Boats, Inc., Class A (A)	5,723	190,061
MCBC Holdings, Inc. (A)	5,153	129,856
Nautilus, Inc. (A)	8,743	117,593
Sturm Ruger & Company, Inc. (B)	4,526	237,615
Vista Outdoor, Inc. (A)	15,715	256,469
		1,835,515
Media – 1.2%
AMC Entertainment Holdings, Inc.,
Class A (B)	14,775	207,589
Central European Media
Enterprises, Ltd., Class A (A)(B)	23,794	99,935
Clear Channel Outdoor Holdings, Inc.,
Class A	11,859	58,109
Daily Journal Corp. (A)(B)	366	83,627
Emerald Expositions Events, Inc.	5,218	101,647
Entercom Communications Corp.,
Class A (B)	34,946	337,229
Entravision Communications Corp.,
Class A	19,222	90,343
Eros International PLC (A)(B)	8,409	91,658
Gannett Company, Inc.	30,336	302,753
Gray Television, Inc. (A)	21,980	279,146
Hemisphere Media Group, Inc. (A)	4,926	55,418
IMAX Corp. (A)	15,321	294,163
Liberty Media Corp.-Liberty Braves,
Class A (A)	3,446	78,328
Liberty Media Corp.-Liberty Braves,
Class C (A)	9,007	205,540
Loral Space & Communications, Inc. (A)	3,487	145,234
MDC Partners, Inc., Class A (A)	16,195	116,604
Media General, Inc. (A)(C)	29,399	2,822
Meredith Corp. (B)	10,689	575,068
MSG Networks, Inc., Class A (A)	16,130	364,538
National CineMedia, Inc.	17,616	91,427
New Media Investment Group, Inc.	14,115	241,931
Nexstar Media Group, Inc., Class A	11,865	789,023
Reading International, Inc., Class A (A)	5,177	86,197
Scholastic Corp.	7,840	304,506
Sinclair Broadcast Group, Inc., Class A	19,369	606,250
The EW Scripps Company, Class A	16,229	194,586
The New York Times Company, Class A	33,799	814,556
tronc, Inc. (A)	5,693	93,479
WideOpenWest, Inc. (A)(B)	7,583	54,218
World Wrestling Entertainment, Inc.,
Class A	11,363	409,182
		7,175,106
Multiline retail – 0.3%
Big Lots, Inc. (B)	11,460	498,854
Dillard’s, Inc., Class A (B)	3,687	296,214
J.C. Penney Company, Inc. (A)(B)	85,596	258,500
Ollie’s Bargain Outlet Holdings, Inc. (A)	12,788	771,116
		1,824,684
Specialty retail – 2.2%
Aaron’s, Inc.	17,044	794,250
Abercrombie & Fitch Company, Class A	18,462	446,965
American Eagle Outfitters, Inc.	43,676	870,463
America’s Car-Mart, Inc. (A)	1,930	97,369
Asbury Automotive Group, Inc. (A)	5,035	339,863
Ascena Retail Group, Inc. (A)	51,238	102,988
At Home Group, Inc. (A)	2,993	95,896
Barnes & Noble Education, Inc. (A)	10,961	75,521
Barnes & Noble, Inc.	17,106	84,675
Big 5 Sporting Goods Corp. (B)	6,224	45,124
Boot Barn Holdings, Inc. (A)	5,390	95,565
Caleres, Inc.	11,452	384,787
Camping World Holdings, Inc., Class A	8,533	275,189
Carvana Company (A)(B)	4,240	97,223
Chico’s FAS, Inc.	34,578	312,585
Citi Trends, Inc.	3,813	117,860
Conn’s, Inc. (A)	5,088	172,992
DSW, Inc., Class A	17,661	396,666
Express, Inc. (A)	21,796	156,059
Five Below, Inc. (A)	14,579	1,069,224
Francesca’s Holdings Corp. (A)	10,995	52,776
Genesco, Inc. (A)	5,380	218,428
GNC Holdings, Inc., Class A (A)(B)	19,336	74,637
Group 1 Automotive, Inc.	5,437	355,254
Guess?, Inc.	16,325	338,581
Haverty Furniture Companies, Inc.	5,474	110,301
Hibbett Sports, Inc. (A)	5,353	128,204
Hudson, Ltd., Class A (A)	11,027	175,440
Kirkland’s, Inc. (A)	4,986	48,314
Lithia Motors, Inc., Class A	6,361	639,408
Lumber Liquidators
Holdings, Inc. (A)(B)	7,701	184,208
MarineMax, Inc. (A)	5,919	115,125
Monro, Inc.	8,600	460,960
National Vision Holdings, Inc. (A)	8,304	268,302
Office Depot, Inc.	138,412	297,586
Party City Holdco, Inc. (A)	9,718	151,601
Pier 1 Imports, Inc.	23,573	75,905
Rent-A-Center, Inc. (B)	12,088	104,319
RH (A)(B)	5,417	516,132
Shoe Carnival, Inc.	3,362	80,016
Sleep Number Corp. (A)	10,529	370,094
Sonic Automotive, Inc., Class A	6,975	132,176
Tailored Brands, Inc.	13,456	337,207
The Buckle, Inc. (B)	7,838	173,612
The Cato Corp., Class A	6,997	103,136
The Children’s Place, Inc.	4,576	618,904
The Finish Line, Inc., Class A (B)	10,879	147,302
Tile Shop Holdings, Inc.	11,435	68,610
Tilly’s, Inc., A Shares	3,833	43,313
Winmark Corp.	655	85,674
Zumiez, Inc. (A)	5,099	121,866
		12,628,655
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	7,807	596,689
Crocs, Inc. (A)	18,947	307,889
Culp, Inc.	3,237	98,890
Deckers Outdoor Corp. (A)	8,473	762,824
Fossil Group, Inc. (A)(B)	12,429	157,848
G-III Apparel Group, Ltd. (A)	11,698	440,781
Movado Group, Inc.	4,269	163,930
Oxford Industries, Inc.	4,421	329,630
Perry Ellis International, Inc. (A)	3,675	94,815
Steven Madden, Ltd.	15,926	699,151
Superior Uniform Group, Inc.	2,474	64,992
Unifi, Inc. (A)	4,369	158,376
Vera Bradley, Inc. (A)	5,717	60,657

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Wolverine World Wide, Inc.	25,149	$726,806
		4,663,278
		68,544,197
Consumer staples – 2.3%
Beverages – 0.2%
Coca-Cola Bottling
Company Consolidated	1,278	220,672
Craft Brew Alliance, Inc. (A)	3,856	71,722
MGP Ingredients, Inc. (B)	3,458	309,802
National Beverage Corp.	3,126	278,277
Primo Water Corp. (A)	7,182	84,101
The Boston Beer Company, Inc.,
Class A (A)	2,258	426,875
		1,391,449
Food and staples retailing – 0.5%
Ingles Markets, Inc., Class A	3,990	135,062
Performance Food Group Company (A)	27,377	817,203
PriceSmart, Inc.	6,010	502,136
Smart & Final Stores, Inc. (A)	6,905	38,323
SpartanNash Company	10,229	176,041
SUPERVALU, Inc. (A)	10,821	164,804
The Andersons, Inc.	7,309	241,928
The Chefs’ Warehouse, Inc. (A)	5,881	135,263
United Natural Foods, Inc. (A)	13,726	589,394
Village Super Market, Inc., Class A	2,594	68,404
Weis Markets, Inc.	2,674	109,581
		2,978,139
Food products – 0.9%
B&G Foods, Inc. (B)	17,713	419,798
Calavo Growers, Inc.	4,268	393,510
Cal-Maine Foods, Inc. (A)	7,731	337,845
Darling Ingredients, Inc. (A)	44,368	767,566
Dean Foods Company	24,902	214,655
Farmer Brothers Company (A)	2,553	77,101
Fresh Del Monte Produce, Inc.	8,622	390,059
Freshpet, Inc. (A)(B)	6,817	112,140
Hostess Brands, Inc. (A)	21,965	324,862
J&J Snack Foods Corp.	4,039	551,566
John B. Sanfilippo & Son, Inc.	2,295	132,812
Lancaster Colony Corp.	5,048	621,611
Landec Corp. (A)	7,992	104,296
Limoneira Company	3,695	87,682
Sanderson Farms, Inc.	5,413	644,255
Seneca Foods Corp., Class A (A)	2,280	63,156
Tootsie Roll Industries, Inc. (B)	4,621	136,096
		5,379,010
Household products – 0.3%
Central Garden & Pet Company (A)	4,129	177,547
Central Garden & Pet Company,
Class A (A)	8,155	323,020
HRG Group, Inc. (A)	32,180	530,648
Oil-Dri Corp. of America	1,481	59,521
WD-40 Company	3,710	488,607
		1,579,343
Personal products – 0.2%
elf Beauty, Inc. (A)	5,930	114,864
Inter Parfums, Inc.	4,760	224,434
Medifast, Inc.	2,861	267,360
Natural Health Trends Corp.	2,225	42,297
Revlon, Inc., Class A (A)(B)	3,480	71,688
USANA Health Sciences, Inc. (A)	3,064	263,198
		983,841
Tobacco – 0.2%
Universal Corp.	6,832	331,352
Vector Group, Ltd. (B)	26,379	537,868
		869,220
		13,181,002
Energy – 3.5%
Energy equipment and services – 1.3%
Archrock, Inc.	19,596	171,465
Basic Energy Services, Inc. (A)	4,959	71,608
Bristow Group, Inc.	9,139	118,807
C&J Energy Services, Inc. (A)	13,770	355,541
Cactus, Inc., Class A (A)	6,443	173,510
CARBO Ceramics, Inc. (A)(B)	6,868	49,793
Diamond Offshore Drilling, Inc. (A)(B)	17,513	256,741
Dril-Quip, Inc. (A)	10,287	460,858
Ensco PLC, Class A (B)	116,978	513,533
Era Group, Inc. (A)	6,512	60,887
Exterran Corp. (A)	8,655	231,089
Fairmount Santrol Holdings, Inc. (A)(B)	42,998	182,742
Forum Energy Technologies, Inc. (A)	22,130	243,430
Frank’s International NV (B)	15,458	83,937
FTS International, Inc. (A)	6,316	116,151
Helix Energy Solutions Group, Inc. (A)	38,884	225,138
Independence Contract Drilling, Inc. (A)	11,039	41,727
Keane Group, Inc. (A)(B)	14,362	212,558
Liberty Oilfield Services, Inc.,
Class A (A)(B)	4,176	70,533
Mammoth Energy Services, Inc. (A)	2,144	68,737
Matrix Service Company (A)	7,500	102,750
McDermott International, Inc. (A)	76,533	466,086
Natural Gas Services Group, Inc. (A)	3,623	86,409
NCS Multistage Holdings, Inc. (A)	3,000	45,000
Newpark Resources, Inc. (A)	23,069	186,859
Nine Energy Service, Inc. (A)	2,387	58,123
Noble Corp. PLC (A)	67,164	249,178
Oil States International, Inc. (A)	13,900	364,180
Pioneer Energy Services Corp. (A)	22,079	59,613
ProPetro Holding Corp. (A)(B)	15,512	246,486
RigNet, Inc. (A)	3,840	52,224
Rowan Companies PLC, Class A (A)	31,966	368,888
SEACOR Holdings, Inc. (A)	4,552	232,607
SEACOR Marine Holdings, Inc. (A)	4,778	90,878
Select Energy Services, Inc., Class A (A)	7,613	96,076
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	5,289	87,586
Superior Energy Services, Inc. (A)	41,928	353,453
TETRA Technologies, Inc. (A)	31,595	118,481
U.S. Silica Holdings, Inc.	22,162	565,574
Unit Corp. (A)	14,242	281,422
		7,820,658
Oil, gas and consumable fuels – 2.2%
Abraxas Petroleum Corp. (A)	42,997	95,453
Arch Coal, Inc., Class A	5,094	468,037
Ardmore Shipping Corp. (A)	9,713	73,819
Bonanza Creek Energy, Inc. (A)	5,653	156,645
California Resources Corp. (A)(B)	11,787	202,147
Callon Petroleum Company (A)	54,782	725,314
Carrizo Oil & Gas, Inc. (A)	21,259	340,144
Clean Energy Fuels Corp. (A)	41,492	68,462
Cloud Peak Energy, Inc. (A)	22,251	64,750
CVR Energy, Inc. (B)	4,298	129,886
Delek US Holdings, Inc.	21,615	879,731
Denbury Resources, Inc. (A)	110,191	301,923
DHT Holdings, Inc.	25,006	85,020
Dorian LPG, Ltd. (A)	7,151	53,561

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Earthstone Energy, Inc., Class A (A)	5,827	$58,969
Evolution Petroleum Corp.	7,820	62,951
Frontline, Ltd. (B)	22,243	98,536
GasLog, Ltd.	11,122	182,957
Gastar Exploration, Inc. (A)(B)	60,384	41,224
Gener8 Maritime, Inc. (A)	13,737	77,614
Golar LNG, Ltd. (B)	25,955	710,129
Green Plains, Inc.	10,577	177,694
Halcon Resources Corp. (A)	38,211	186,088
HighPoint Resources Corp. (A)	27,732	140,879
International Seaways, Inc. (A)	8,094	142,454
Jagged Peak Energy, Inc. (A)(B)	15,841	223,833
Lilis Energy, Inc. (A)(B)	13,042	51,777
Matador Resources Company (A)	26,285	786,184
Midstates Petroleum Company, Inc. (A)	3,575	47,655
NACCO Industries, Inc., Class A	1,197	39,321
Nordic American Tankers, Ltd. (B)	41,241	80,008
Oasis Petroleum, Inc. (A)	72,604	588,092
Overseas Shipholding Group, Inc.,
Class A (A)	14,979	42,540
Pacific Ethanol, Inc. (A)	13,821	41,463
Panhandle Oil and Gas, Inc., Class A	4,788	92,408
Par Pacific Holdings, Inc. (A)	8,463	145,310
PDC Energy, Inc. (A)	17,951	880,138
Peabody Energy Corp.	17,950	655,175
Penn Virginia Corp. (A)	3,903	136,761
Renewable Energy Group, Inc. (A)	10,431	133,517
Resolute Energy Corp. (A)(B)	6,006	208,108
REX American Resources Corp. (A)	1,615	117,572
Ring Energy, Inc. (A)	13,736	197,112
Sanchez Energy Corp. (A)(B)	22,803	71,373
SandRidge Energy, Inc. (A)	9,706	140,834
Scorpio Tankers, Inc.	74,732	146,475
SemGroup Corp., Class A (B)	18,002	385,243
Ship Finance International, Ltd. (B)	15,604	223,137
SilverBow Resources, Inc. (A)	2,085	60,674
SRC Energy, Inc. (A)	65,600	618,608
Stone Energy Corp. (A)	5,285	196,074
Teekay Corp. (B)	17,446	141,138
Teekay Tankers, Ltd., Class A (B)	63,326	75,358
Tellurian, Inc. (A)(B)	17,147	123,630
Ultra Petroleum Corp. (A)	53,515	223,158
Uranium Energy Corp. (A)(B)	40,658	53,262
W&T Offshore, Inc. (A)	25,843	114,484
WildHorse Resource Development
Corp. (A)(B)	13,337	254,603
		12,819,412
		20,640,070
Financials – 17.5%
Banks – 10.1%
1st Source Corp.	4,144	209,769
Access National Corp.	4,392	125,304
ACNB Corp.	1,847	54,025
Allegiance Bancshares, Inc. (A)	3,385	132,523
American National Bankshares, Inc.	2,537	95,391
Ameris Bancorp	9,797	518,261
Ames National Corp.	2,877	79,118
Arrow Financial Corp.	3,444	116,924
Atlantic Capital Bancshares, Inc. (A)	6,110	110,591
Banc of California, Inc. (B)	11,648	224,806
BancFirst Corp.	4,433	235,392
Banco Latinoamericano de Comercio
Exterior SA	8,169	232,817
BancorpSouth Bank	22,801	725,072
Bank of Commerce Holdings	5,904	68,782
Bank of Marin Bancorp	1,966	135,556
Bankwell Financial Group, Inc.	2,076	67,013
Banner Corp.	8,766	486,425
Bar Harbor Bankshares	4,368	121,081
BCB Bancorp, Inc.	4,328	67,733
Berkshire Hills Bancorp, Inc.	10,608	402,574
Blue Hills Bancorp, Inc.	6,447	134,420
Boston Private Financial Holdings, Inc.	22,675	341,259
Bridge Bancorp, Inc.	5,281	177,178
Brookline Bancorp, Inc.	20,104	325,685
Bryn Mawr Bank Corp.	5,040	221,508
Byline Bancorp, Inc. (A)	4,685	107,427
C&F Financial Corp.	1,063	55,914
Cadence BanCorp	7,853	213,837
Camden National Corp.	4,238	188,591
Capital City Bank Group, Inc.	3,402	84,200
Capstar Financial Holdings, Inc. (A)	3,477	65,472
Carolina Financial Corp.	5,018	197,107
Cathay General Bancorp	20,337	813,073
CenterState Bank Corp.	15,984	424,056
Central Pacific Financial Corp.	7,863	223,781
Central Valley Community Bancorp	3,572	69,868
Century Bancorp, Inc., Class A	981	77,891
Chemical Financial Corp.	19,100	1,044,388
Chemung Financial Corp.	1,159	53,859
Citizens & Northern Corp.	4,065	93,861
City Holding Company	3,951	270,881
Civista Bancshares, Inc.	3,669	83,873
CNB Financial Corp.	4,459	129,712
CoBiz Financial, Inc.	10,469	205,192
Codorus Valley Bancorp, Inc.	2,702	75,980
Columbia Banking System, Inc.	19,331	810,935
Community Bank System, Inc.	13,093	701,261
Community Bankers Trust Corp. (A)	7,783	70,047
Community Trust Bancorp, Inc.	4,244	191,829
ConnectOne Bancorp, Inc.	8,166	235,181
Customers Bancorp, Inc. (A)	7,849	228,798
CVB Financial Corp.	27,940	632,562
DNB Financial Corp.	1,383	49,304
Eagle Bancorp, Inc. (A)	8,587	513,932
Enterprise Financial Services Corp.	5,816	272,770
Equity Bancshares, Inc., Class A (A)	3,103	121,513
Evans Bancorp, Inc.	1,675	75,794
Farmers & Merchants Bancorp, Inc. (B)	2,419	97,655
Farmers Capital Bank Corp.	2,412	96,359
Farmers National Banc Corp.	7,459	103,307
FB Financial Corp. (A)	3,367	136,667
FCB Financial Holdings, Inc.,
Class A (A)	9,770	499,247
Fidelity Southern Corp.	6,314	145,664
Financial Institutions, Inc.	4,270	126,392
First Bancorp (NC)	7,502	267,446
First BanCorp (PR) (A)	51,913	312,516
First Bancorp, Inc.	3,161	88,445
First Busey Corp.	10,692	317,766
First Business Financial Services, Inc.	3,000	75,480
First Citizens BancShares, Inc., Class A	1,944	803,339
First Commonwealth Financial Corp.	25,447	359,566
First Community Bancshares, Inc.	4,513	134,713
First Connecticut Bancorp, Inc.	4,379	112,102
First Financial Bancorp	16,711	490,468
First Financial Bankshares, Inc. (B)	17,053	789,554
First Financial Corp.	3,135	130,416
First Financial Northwest, Inc.	3,458	57,922

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Foundation, Inc. (A)	8,297	$153,826
First Internet Bancorp	2,380	88,060
First Interstate BancSystem, Inc.,
Class A	6,955	275,070
First Merchants Corp.	10,935	455,990
First Mid-Illinois Bancshares, Inc.	3,031	110,480
First Midwest Bancorp, Inc.	27,408	673,963
First Northwest Bancorp (A)	3,783	63,895
Flushing Financial Corp.	7,699	207,565
FNB Bancorp	1,891	69,570
Franklin Financial Network, Inc. (A)	3,538	115,339
Fulton Financial Corp.	45,686	810,927
German American Bancorp, Inc.	5,857	195,331
Glacier Bancorp, Inc.	20,980	805,212
Great Southern Bancorp, Inc.	2,973	148,501
Great Western Bancorp, Inc.	15,844	638,038
Green Bancorp, Inc. (A)	6,770	150,633
Guaranty Bancorp	6,690	189,662
Guaranty Bancshares, Inc.	2,327	77,512
Hancock Holding Company	22,410	1,158,597
Hanmi Financial Corp.	8,379	257,654
HarborOne Bancorp, Inc. (A)	3,530	62,340
Heartland Financial USA, Inc.	6,293	333,844
Heritage Commerce Corp.	10,052	165,657
Heritage Financial Corp.	7,846	240,088
Hilltop Holdings, Inc.	19,788	464,226
Home BancShares, Inc.	42,562	970,839
HomeTrust Bancshares, Inc. (A)	4,955	129,078
Hope Bancorp, Inc.	35,312	642,325
Horizon Bancorp	6,347	190,473
Howard Bancorp, Inc. (A)	2,923	57,875
IBERIABANK Corp.	13,590	1,060,020
Independent Bank Corp. (MA)	7,224	516,877
Independent Bank Corp. (MI)	5,404	123,752
Independent Bank Group, Inc.	5,434	384,184
International Bancshares Corp.	14,895	579,416
Investar Holding Corp.	2,868	74,138
Investors Bancorp, Inc.	66,995	913,812
Lakeland Bancorp, Inc.	12,232	242,805
Lakeland Financial Corp.	6,411	296,381
LCNB Corp.	2,880	54,720
LegacyTexas Financial Group, Inc.	12,870	551,093
Live Oak Bancshares, Inc.	6,286	174,751
Macatawa Bank Corp.	7,778	79,880
MainSource Financial Group, Inc.	6,560	266,664
MB Financial, Inc.	21,822	883,355
MBT Financial Corp.	6,036	64,887
Mercantile Bank Corp.	4,581	152,318
Metropolitan Bank Holding Corp. (A)	1,155	48,637
Midland States Bancorp, Inc.	4,256	134,319
MidSouth Bancorp, Inc.	4,813	60,884
MidWestOne Financial Group, Inc.	3,479	115,816
MutualFirst Financial, Inc.	1,560	56,550
National Bank Holdings Corp., Class A	6,502	216,192
National Bankshares, Inc.	2,111	95,101
National Commerce Corp. (A)	3,359	146,284
NBT Bancorp, Inc.	11,730	416,180
Nicolet Bankshares, Inc. (A)	2,502	137,785
Northeast Bancorp	2,372	48,626
Northrim BanCorp, Inc.	2,194	75,803
Norwood Financial Corp. (B)	1,939	58,345
OFG Bancorp (B)	12,418	129,768
Ohio Valley Banc Corp. (B)	1,452	60,766
Old Line Bancshares, Inc.	2,545	83,985
Old National Bancorp	36,076	609,684
Old Second Bancorp, Inc.	8,084	112,368
Opus Bank	5,338	149,464
Pacific Mercantile Bancorp (A)	5,648	53,938
Pacific Premier Bancorp, Inc. (A)	10,571	424,954
Park National Corp.	3,547	368,037
Peapack Gladstone Financial Corp.	4,922	164,346
Penns Woods Bancorp, Inc.	1,610	68,119
Peoples Bancorp of North Carolina, Inc.	1,819	55,880
Peoples Bancorp, Inc.	4,533	160,695
Peoples Financial Services Corp.	2,003	91,437
People’s Utah Bancorp	3,967	128,134
Preferred Bank	3,619	232,340
Premier Financial Bancorp, Inc.	2,966	55,197
QCR Holdings, Inc.	3,389	151,997
RBB Bancorp	2,468	65,081
Renasant Corp.	12,201	519,275
Republic Bancorp, Inc., Class A	2,592	99,274
Republic First Bancorp, Inc. (A)(B)	14,387	125,167
S&T Bancorp, Inc.	9,010	359,859
Sandy Spring Bancorp, Inc.	8,398	325,506
Seacoast Banking Corp. of Florida (A)	11,292	298,899
ServisFirst Bancshares, Inc.	12,606	514,577
Shore Bancshares, Inc.	4,016	75,742
Sierra Bancorp	3,910	104,162
Simmons First National Corp., Class A	22,336	635,459
SmartFinancial, Inc. (A)	2,689	63,353
South State Corp.	9,611	819,818
Southern First Bancshares, Inc. (A)	1,936	86,152
Southern National Bancorp of
Virginia, Inc.	6,534	103,499
Southside Bancshares, Inc.	7,275	252,734
State Bank Financial Corp.	10,069	302,171
Sterling Bancorp	57,197	1,289,792
Stock Yards Bancorp, Inc.	6,053	212,460
Summit Financial Group, Inc.	3,537	88,460
Texas Capital Bancshares, Inc. (A)	13,456	1,209,694
The Bancorp, Inc. (A)	13,618	147,074
The Bank of NT Butterfield & Son, Ltd.	13,910	624,281
The Community Financial Corp.	1,407	52,369
The First Bancshares, Inc.	2,997	96,653
The First of Long Island Corp.	6,520	178,974
Tompkins Financial Corp.	3,906	295,919
Towne Bank	17,135	490,061
TriCo Bancshares	5,468	203,519
TriState Capital Holdings, Inc. (A)	6,234	144,941
Triumph Bancorp, Inc. (A)	4,747	195,576
Trustmark Corp.	18,118	564,557
UMB Financial Corp.	12,064	873,313
Umpqua Holdings Corp.	59,525	1,274,430
Union Bankshares Corp.	15,051	552,522
United Bankshares, Inc.	26,990	951,398
United Community Banks, Inc.	19,587	619,929
Univest Corp. of Pennsylvania	7,787	215,700
Valley National Bancorp	69,232	862,631
Veritex Holdings, Inc. (A)	4,544	125,732
Washington Trust Bancorp, Inc.	4,051	217,741
WesBanco, Inc.	11,321	478,878
West Bancorporation, Inc.	4,715	120,704
Westamerica Bancorporation	6,924	402,146
Wintrust Financial Corp.	14,756	1,269,754
		58,480,310
Capital markets – 1.4%
Arlington Asset Investment Corp.,
Class A (B)	7,924	87,481

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc.,
Class A	12,390	$412,587
Associated Capital Group, Inc.,
Class A (B)	1,406	52,655
B. Riley Financial, Inc.	5,919	115,421
Brightsphere Investment Group PLC	20,514	323,301
Cohen & Steers, Inc.	5,835	237,251
Cowen, Inc. (A)	7,119	93,971
Diamond Hill Investment Group, Inc.	860	177,642
Donnelley Financial Solutions, Inc. (A)	9,355	160,625
Evercore, Inc., Class A	10,345	902,084
Financial Engines, Inc.	15,972	559,020
GAIN Capital Holdings, Inc.	9,529	64,321
GAMCO Investors, Inc., Class A	1,731	42,981
Greenhill & Company, Inc.	6,979	129,112
Hamilton Lane, Inc., Class A	3,800	141,474
Houlihan Lokey, Inc.	6,941	309,569
INTL. FCStone, Inc. (A)	4,206	179,512
Investment Technology Group, Inc.	8,807	173,850
Ladenburg Thalmann Financial
Services, Inc.	29,652	96,962
Longfin Corp. (A)(B)	2,735	47,206
Moelis & Company, Class A	8,404	427,343
Oppenheimer Holdings, Inc., Class A	2,698	69,474
Piper Jaffray Companies	3,861	320,656
PJT Partners, Inc., Class A	4,770	238,977
Pzena Investment Management, Inc.,
Class A	5,461	60,781
Safeguard Scientifics, Inc. (A)	6,639	81,328
Stifel Financial Corp.	18,012	1,066,851
Virtu Financial, Inc., Class A (B)	6,778	223,674
Virtus Investment Partners, Inc.	1,900	235,220
Waddell & Reed Financial, Inc., Class A	21,754	439,648
Westwood Holdings Group, Inc.	2,333	131,791
WisdomTree Investments, Inc.	31,903	292,551
		7,895,319
Consumer finance – 0.6%
Encore Capital Group, Inc. (A)(B)	6,591	297,913
Enova International, Inc. (A)	9,028	199,067
EZCORP, Inc., Class A (A)	13,647	180,140
FirstCash, Inc.	12,499	1,015,544
Green Dot Corp., Class A (A)	12,487	801,166
LendingClub Corp. (A)	90,145	315,508
Nelnet, Inc., Class A	5,197	272,375
PRA Group, Inc. (A)(B)	12,169	462,422
Regional Management Corp. (A)	3,015	95,998
World Acceptance Corp. (A)	1,667	175,535
		3,815,668
Diversified financial services – 0.1%
Cannae Holdings, Inc. (A)	16,570	312,510
Marlin Business Services Corp.	2,657	75,326
NewStar Financial, Inc.	8,978	4,420
On Deck Capital, Inc. (A)	15,132	84,588
		476,844
Insurance – 2.3%
Ambac Financial Group, Inc. (A)	12,629	198,023
American Equity Investment Life
Holding Company	23,410	687,318
AMERISAFE, Inc.	5,174	285,864
AmTrust Financial Services, Inc.	23,757	292,449
Argo Group International Holdings, Ltd.	8,729	501,053
Baldwin & Lyons, Inc., Class B	3,511	77,242
Citizens, Inc. (A)(B)	13,973	102,282
CNO Financial Group, Inc.	44,800	970,816
eHealth, Inc. (A)	4,541	64,982
EMC Insurance Group, Inc.	2,749	74,443
Employers Holdings, Inc.	8,535	345,241
Enstar Group, Ltd. (A)	2,997	630,119
FBL Financial Group, Inc., Class A	2,728	189,187
Federated National Holding Company	3,707	58,459
Genworth Financial, Inc., Class A (A)	137,881	390,203
Global Indemnity, Ltd.	2,455	84,747
Greenlight Capital Re, Ltd., Class A (A)	8,817	141,513
HCI Group, Inc.	2,212	84,410
Health Insurance Innovations, Inc.,
Class A (A)	3,226	93,231
Heritage Insurance Holdings, Inc. (B)	6,216	94,235
Horace Mann Educators Corp.	11,043	472,088
Independence Holding Company	1,917	68,341
Infinity Property & Casualty Corp.	2,865	339,216
Investors Title Company	426	85,157
James River Group Holdings, Ltd.	7,060	250,418
Kemper Corp.	10,700	609,900
Kingstone Companies, Inc.	3,105	52,164
Kinsale Capital Group, Inc.	3,736	191,769
Maiden Holdings, Ltd.	19,996	129,974
MBIA, Inc. (A)	24,344	225,425
National General Holdings Corp.	13,578	330,081
National Western Life Group, Inc.,
Class A	637	194,209
NI Holdings, Inc. (A)	3,500	58,450
Primerica, Inc.	11,892	1,148,767
RLI Corp.	10,354	656,340
Safety Insurance Group, Inc.	3,923	301,483
Selective Insurance Group, Inc.	15,470	939,029
State Auto Financial Corp.	4,362	124,622
Stewart Information Services Corp.	5,695	250,238
The Navigators Group, Inc.	5,679	327,394
Third Point Reinsurance, Ltd. (A)	24,796	345,904
Trupanion, Inc. (A)(B)	6,262	187,171
United Fire Group, Inc.	5,672	271,462
United Insurance Holdings Corp.	5,711	109,309
Universal Insurance Holdings, Inc.	8,364	266,812
WMIH Corp. (A)(B)	57,152	81,156
		13,382,696
Mortgage real estate investment trusts – 0.8%
AG Mortgage Investment Trust, Inc.	7,995	138,873
Anworth Mortgage Asset Corp.	26,439	126,907
Apollo Commercial Real Estate
Finance, Inc.	27,701	498,064
Ares Commercial Real Estate Corp.	8,268	102,110
ARMOUR Residential REIT, Inc.	10,884	253,380
Capstead Mortgage Corp.	25,096	217,080
Cherry Hill Mortgage Investment Corp.	3,576	62,723
CYS Investments, Inc.	41,082	276,071
Dynex Capital, Inc.	15,564	103,189
Granite Point Mortgage Trust, Inc.	11,740	194,180
Great Ajax Corp.	5,778	78,292
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	13,972	272,454
Invesco Mortgage Capital, Inc.	29,436	482,162
KKR Real Estate Finance Trust, Inc.	4,294	86,138
Ladder Capital Corp.	20,753	312,955
MTGE Investment Corp.	11,496	205,778
New York Mortgage Trust, Inc.	30,332	179,869
Orchid Island Capital, Inc.	14,078	103,755
Owens Realty Mortgage, Inc.	3,526	51,409
PennyMac Mortgage Investment Trust	15,663	282,404
Redwood Trust, Inc.	20,504	317,197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Resource Capital Corp.	9,939	$94,520
Sutherland Asset Management Corp.	5,264	79,750
TPG RE Finance Trust, Inc.	5,639	112,160
Western Asset Mortgage Capital Corp.	11,934	115,640
		4,747,060
Thrifts and mortgage finance – 2.2%
BankFinancial Corp.	4,265	72,420
Bear State Financial, Inc.	6,926	70,992
Beneficial Bancorp, Inc.	18,521	288,002
BofI Holding, Inc. (A)(B)	15,844	642,157
BSB Bancorp, Inc. (A)	2,715	83,079
Capitol Federal Financial, Inc.	33,788	417,282
Charter Financial Corp.	3,704	75,525
Clifton Bancorp, Inc.	6,154	96,310
Dime Community Bancshares, Inc.	9,069	166,870
Entegra Financial Corp. (A)	2,092	60,668
ESSA Bancorp, Inc.	3,466	50,846
Essent Group, Ltd. (A)	21,737	925,127
Federal Agricultural Mortgage Corp.,
Class C	2,409	209,631
First Defiance Financial Corp.	2,608	149,491
Flagstar Bancorp, Inc. (A)	5,649	199,975
Hingham Institution for Savings	349	71,894
Home Bancorp, Inc.	1,919	82,843
HomeStreet, Inc. (A)	7,452	213,500
Kearny Financial Corp.	21,265	276,445
LendingTree, Inc. (A)(B)	1,714	562,449
Luther Burbank Corp.	4,392	52,748
Malvern Bancorp, Inc. (A)	2,147	55,822
Merchants Bancorp	2,214	47,601
Meridian Bancorp, Inc.	12,607	254,031
Meta Financial Group, Inc.	2,509	273,983
MGIC Investment Corp. (A)	100,048	1,300,624
Nationstar Mortgage Holdings, Inc. (A)	8,323	149,481
NMI Holdings, Inc., Class A (A)	15,526	256,955
Northfield Bancorp, Inc.	12,202	190,473
Northwest Bancshares, Inc.	24,792	410,556
OceanFirst Financial Corp.	10,746	287,456
Ocwen Financial Corp. (A)	31,323	129,051
Oritani Financial Corp.	10,983	168,589
PCSB Financial Corp. (A)	5,311	111,425
PennyMac Financial Services, Inc.,
Class A (A)	4,424	100,204
PHH Corp. (A)	9,427	98,606
Provident Financial Holdings, Inc.	2,304	41,679
Provident Financial Services, Inc.	16,254	415,940
Radian Group, Inc.	58,495	1,113,745
Riverview Bancorp, Inc.	6,728	62,840
SI Financial Group, Inc.	3,966	57,110
Southern Missouri Bancorp, Inc.	2,027	74,188
Sterling Bancorp, Inc.	5,242	70,819
Territorial Bancorp, Inc.	2,512	74,506
Timberland Bancorp, Inc.	2,152	65,421
TrustCo Bank Corp.	25,831	218,272
United Community Financial Corp.	13,397	132,094
United Financial Bancorp, Inc.	14,309	231,806
Walker & Dunlop, Inc.	7,493	445,234
Washington Federal, Inc.	22,790	788,534
Waterstone Financial, Inc.	6,653	115,097
Western New England Bancorp, Inc.	8,659	92,218
WSFS Financial Corp.	8,221	393,786
		12,996,400
		101,794,297
Health care – 16.2%
Biotechnology – 6.3%
Abeona Therapeutics, Inc. (A)(B)	7,980	114,513
Acceleron Pharma, Inc. (A)	10,209	399,172
Achaogen, Inc. (A)(B)	9,662	125,123
Achillion Pharmaceuticals, Inc. (A)	38,049	141,162
Acorda Therapeutics, Inc. (A)	11,958	282,807
Adamas Pharmaceuticals, Inc. (A)	4,769	113,979
Aduro Biotech, Inc. (A)(B)	12,807	119,105
Agenus, Inc. (A)	21,789	102,626
Aimmune Therapeutics, Inc. (A)	9,681	308,146
Akebia Therapeutics, Inc. (A)	12,492	119,049
Alder Biopharmaceuticals, Inc. (A)	17,678	224,511
AMAG Pharmaceuticals, Inc. (A)	9,620	193,843
Amicus Therapeutics, Inc. (A)(B)	50,708	762,648
AnaptysBio, Inc. (A)	4,830	502,706
Apellis Pharmaceuticals, Inc. (A)(B)	3,026	66,905
Ardelyx, Inc. (A)	9,955	50,273
Arena Pharmaceuticals, Inc. (A)	10,669	421,426
ARMO BioSciences, Inc. (A)(B)	1,918	71,752
Array BioPharma, Inc. (A)	54,019	881,590
Atara Biotherapeutics, Inc. (A)	8,969	349,791
Athersys, Inc. (A)(B)	32,236	58,992
Audentes Therapeutics, Inc. (A)	5,548	166,717
Avexis, Inc. (A)	7,621	941,803
Bellicum Pharmaceuticals, Inc. (A)(B)	8,296	54,422
BioCryst Pharmaceuticals, Inc. (A)	27,466	131,013
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	8,719	224,601
BioSpecifics Technologies Corp. (A)	1,725	76,487
BioTime, Inc. (A)(B)	26,074	70,139
Bluebird Bio, Inc. (A)	13,239	2,260,559
Blueprint Medicines Corp. (A)	11,526	1,056,934
Calithera Biosciences, Inc. (A)	8,759	55,182
Cara Therapeutics, Inc. (A)(B)	7,706	95,400
Catalyst Pharmaceuticals, Inc. (A)	24,685	58,997
Celldex Therapeutics, Inc. (A)	37,207	86,692
ChemoCentryx, Inc. (A)	7,140	97,104
Chimerix, Inc. (A)	14,440	75,088
Clovis Oncology, Inc. (A)	11,913	629,006
Coherus Biosciences, Inc. (A)(B)	11,479	126,843
Conatus Pharmaceuticals, Inc. (A)	8,107	47,588
Concert Pharmaceuticals, Inc. (A)	4,945	113,241
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	14,704	89,694
Cue Biopharma, Inc. (A)	2,925	41,096
Cytokinetics, Inc. (A)	11,870	85,464
CytomX Therapeutics, Inc. (A)	7,876	224,072
Deciphera Pharmaceuticals, Inc. (A)	2,474	49,579
Denali Therapeutics, Inc. (A)	4,543	89,452
Dyax Corp. (A)(C)	34,339	108,168
Dynavax Technologies Corp. (A)	16,733	332,150
Eagle Pharmaceuticals, Inc. (A)(B)	2,198	115,813
Edge Therapeutics, Inc. (A)	5,867	6,923
Editas Medicine, Inc. (A)(B)	10,176	337,334
Emergent BioSolutions, Inc. (A)	9,081	478,115
Enanta Pharmaceuticals, Inc. (A)	4,206	340,307
Epizyme, Inc. (A)	13,628	241,897
Esperion Therapeutics, Inc. (A)	4,714	340,964
Exact Sciences Corp. (A)	31,828	1,283,623
Fate Therapeutics, Inc. (A)	13,422	130,999
FibroGen, Inc. (A)	18,915	873,873
Five Prime Therapeutics, Inc. (A)	9,193	157,936
Flexion Therapeutics, Inc. (A)(B)	9,102	203,976
Fortress Biotech, Inc. (A)(B)	10,875	49,481
Foundation Medicine, Inc. (A)	3,900	307,125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
G1 Therapeutics, Inc. (A)	3,784	$140,197
Genomic Health, Inc. (A)	5,521	172,752
Geron Corp. (A)(B)	41,414	176,010
Global Blood Therapeutics, Inc. (A)	10,619	512,898
Halozyme Therapeutics, Inc. (A)	32,444	635,578
Heron Therapeutics, Inc. (A)(B)	14,862	410,191
Idera Pharmaceuticals, Inc. (A)(B)	39,858	73,339
ImmunoGen, Inc. (A)	27,097	285,060
Immunomedics, Inc. (A)(B)	27,640	403,820
Inovio Pharmaceuticals, Inc. (A)(B)	23,385	110,143
Insmed, Inc. (A)	20,719	466,592
Insys Therapeutics, Inc. (A)(B)	6,904	41,700
Intellia Therapeutics, Inc. (A)	4,587	96,740
Invitae Corp. (A)(B)	12,494	58,597
Iovance Biotherapeutics, Inc. (A)	20,083	339,403
Ironwood Pharmaceuticals, Inc. (A)	36,683	566,019
Jounce Therapeutics, Inc. (A)(B)	4,183	93,490
Karyopharm Therapeutics, Inc. (A)	9,832	131,945
Keryx Biopharmaceuticals, Inc. (A)(B)	26,695	109,183
Kindred Biosciences, Inc. (A)	7,656	66,224
Kura Oncology, Inc. (A)	6,145	115,219
La Jolla Pharmaceutical Company (A)(B)	4,919	146,488
Lexicon Pharmaceuticals, Inc. (A)(B)	12,294	105,360
Ligand Pharmaceuticals, Inc. (A)(B)	5,533	913,830
Loxo Oncology, Inc. (A)	6,203	715,640
MacroGenics, Inc. (A)	9,385	236,127
Madrigal Pharmaceuticals, Inc. (A)	1,289	150,542
MediciNova, Inc. (A)(B)	10,941	111,817
Merrimack Pharmaceuticals, Inc.	4,278	34,438
Mersana Therapeutics, Inc. (A)	3,348	52,798
MiMedx Group, Inc. (A)(B)	28,524	198,812
Minerva Neurosciences, Inc. (A)	7,933	49,581
Miragen Therapeutics, Inc. (A)	5,333	37,384
Momenta Pharmaceuticals, Inc. (A)	20,669	375,142
Myriad Genetics, Inc. (A)	17,602	520,139
Natera, Inc. (A)	9,208	85,358
NewLink Genetics Corp. (A)(B)	9,114	66,077
Novavax, Inc. (A)(B)	87,865	184,517
Otonomy, Inc. (A)	9,607	40,349
PDL BioPharma, Inc. (A)	45,351	133,332
Pieris Pharmaceuticals, Inc. (A)	11,254	76,752
Portola Pharmaceuticals, Inc. (A)	15,574	508,647
Progenics Pharmaceuticals, Inc. (A)	20,346	151,781
Protagonist Therapeutics, Inc. (A)	3,170	27,230
Prothena Corp. PLC (A)	10,594	388,906
PTC Therapeutics, Inc. (A)	10,927	295,685
Puma Biotechnology, Inc. (A)	7,929	539,568
Radius Health, Inc. (A)(B)	10,550	379,167
Recro Pharma, Inc. (A)	4,300	47,343
REGENXBIO, Inc. (A)	7,602	226,920
Repligen Corp. (A)	10,365	375,006
Retrophin, Inc. (A)	10,906	243,858
Rhythm Pharmaceuticals, Inc. (A)	2,464	49,034
Rigel Pharmaceuticals, Inc. (A)	41,521	146,984
Sage Therapeutics, Inc. (A)	11,397	1,835,715
Sangamo Therapeutics, Inc. (A)	22,742	432,098
Sarepta Therapeutics, Inc. (A)	16,549	1,226,115
Seres Therapeutics, Inc. (A)(B)	6,097	44,752
Spark Therapeutics, Inc. (A)(B)	7,526	501,156
Spectrum Pharmaceuticals, Inc. (A)	23,521	378,453
Stemline Therapeutics, Inc. (A)	7,491	114,612
Strongbridge Biopharma PLC (A)	8,363	74,013
Syndax Pharmaceuticals, Inc. (A)	3,748	53,334
Synergy Pharmaceuticals, Inc. (A)(B)	69,770	127,679
Syros Pharmaceuticals, Inc. (A)	4,628	60,071
TG Therapeutics, Inc. (A)(B)	13,997	198,757
Tocagen, Inc. (A)(B)	5,206	61,691
Ultragenyx Pharmaceutical, Inc. (A)	12,171	620,599
Vanda Pharmaceuticals, Inc. (A)	12,297	207,204
Veracyte, Inc. (A)	7,894	43,891
Voyager Therapeutics, Inc. (A)(B)	4,825	90,662
Xencor, Inc. (A)	10,458	313,531
ZIOPHARM Oncology, Inc. (A)(B)	36,920	144,726
		36,814,747
Health care equipment and supplies – 4.0%
Abaxis, Inc.	5,949	420,118
Accuray, Inc. (A)	23,472	117,360
Analogic Corp.	3,387	324,813
AngioDynamics, Inc. (A)	10,363	178,762
Anika Therapeutics, Inc. (A)	3,896	193,709
Antares Pharma, Inc. (A)	41,632	91,590
AtriCure, Inc. (A)	9,018	185,049
Atrion Corp.	375	236,738
AxoGen, Inc. (A)	7,623	278,240
Cantel Medical Corp.	9,804	1,092,264
Cardiovascular Systems, Inc. (A)	9,060	198,686
Cerus Corp. (A)	35,222	193,017
CONMED Corp.	7,397	468,452
Corindus Vascular Robotics, Inc. (A)(B)	30,955	42,408
CryoLife, Inc. (A)	8,792	176,280
Cutera, Inc. (A)	3,551	178,438
Endologix, Inc. (A)	24,452	103,432
FONAR Corp. (A)	1,915	57,067
GenMark Diagnostics, Inc. (A)	15,086	82,068
Glaukos Corp. (A)(B)	7,788	240,104
Globus Medical, Inc., Class A (A)	18,988	945,982
Haemonetics Corp. (A)	14,495	1,060,454
Halyard Health, Inc. (A)	12,640	582,451
Heska Corp. (A)	1,806	142,800
ICU Medical, Inc. (A)	4,105	1,036,102
Inogen, Inc. (A)	4,651	571,329
Insulet Corp. (A)	15,732	1,363,650
Integer Holdings Corp. (A)	8,461	478,470
Integra LifeSciences Holdings Corp. (A)	17,168	950,077
Invacare Corp. (B)	9,113	158,566
iRhythm Technologies, Inc. (A)	3,848	242,232
K2M Group Holdings, Inc. (A)	11,415	216,314
Lantheus Holdings, Inc. (A)	8,350	132,765
LeMaitre Vascular, Inc.	4,039	146,333
LivaNova PLC (A)	13,098	1,159,173
Masimo Corp. (A)	12,112	1,065,250
Meridian Bioscience, Inc.	11,817	167,801
Merit Medical Systems, Inc. (A)	13,177	597,577
Natus Medical, Inc. (A)	8,289	278,925
Neogen Corp. (A)	13,624	912,672
Nevro Corp. (A)	7,550	654,359
Novocure, Ltd. (A)	15,930	347,274
NuVasive, Inc. (A)	13,734	717,052
NxStage Medical, Inc. (A)	17,775	441,887
OraSure Technologies, Inc. (A)	15,180	256,390
Orthofix International NV (A)	4,677	274,914
Oxford Immunotec Global PLC (A)	7,253	90,300
Penumbra, Inc. (A)	7,898	913,404
Quidel Corp. (A)	7,653	396,502
Quotient, Ltd. (A)	8,268	38,942
Rockwell Medical, Inc. (A)(B)	14,249	74,237
RTI Surgical, Inc. (A)	16,912	77,795
Sientra, Inc. (A)(B)	4,584	44,281
STAAR Surgical Company (A)	11,185	165,538
Surmodics, Inc. (A)	3,732	142,003

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Tactile Systems Technology, Inc. (A)	3,611	$114,830
Utah Medical Products, Inc.	994	98,257
Varex Imaging Corp. (A)	10,242	366,459
ViewRay, Inc. (A)(B)	8,915	57,323
Wright Medical Group NV (A)	29,000	575,360
		22,914,625
Health care providers and services – 2.1%
AAC Holdings, Inc. (A)	3,654	41,948
Aceto Corp.	8,799	66,872
Addus HomeCare Corp. (A)	2,145	104,354
Almost Family, Inc. (A)	3,403	190,568
Amedisys, Inc. (A)	7,691	464,075
American Renal Associates
Holdings, Inc. (A)	2,992	56,399
AMN Healthcare Services, Inc. (A)	12,697	720,555
BioScrip, Inc. (A)	32,611	80,223
BioTelemetry, Inc. (A)	8,668	269,141
Capital Senior Living Corp. (A)	7,012	75,379
Chemed Corp.	4,210	1,148,741
Civitas Solutions, Inc. (A)	4,817	74,182
Community Health Systems, Inc. (A)(B)	27,335	108,247
CorVel Corp. (A)	2,579	130,368
Cross Country Healthcare, Inc. (A)	10,231	113,666
Diplomat Pharmacy, Inc. (A)	13,071	263,381
Encompass Health Corp.	26,405	1,509,574
HealthEquity, Inc. (A)	13,676	827,945
Kindred Healthcare, Inc. (A)	23,239	212,637
LHC Group, Inc. (A)	4,194	258,183
Magellan Health, Inc. (A)	6,488	694,865
Molina Healthcare, Inc. (A)	12,450	1,010,691
National HealthCare Corp.	3,030	180,679
National Research Corp., Class A	2,605	76,196
Owens & Minor, Inc.	16,739	260,291
PetIQ, Inc. (A)(B)	2,281	60,675
R1 RCM, Inc. (A)	27,193	194,158
RadNet, Inc. (A)	10,330	148,752
Select Medical Holdings Corp. (A)	29,087	501,751
Surgery Partners, Inc. (A)(B)	5,304	90,964
Tenet Healthcare Corp. (A)	22,145	537,016
The Ensign Group, Inc.	13,203	347,239
The Providence Service Corp. (A)	3,073	212,467
Tivity Health, Inc. (A)	9,973	395,429
Triple-S Management Corp., Class B (A)	6,180	161,545
US Physical Therapy, Inc.	3,247	263,981
		11,853,137
Health care technology – 0.8%
Allscripts Healthcare Solutions, Inc. (A)	49,227	607,953
Castlight Health, Inc., B Shares (A)(B)	19,974	72,905
Computer Programs & Systems, Inc. (B)	3,222	94,082
Cotiviti Holdings, Inc. (A)	9,849	339,200
Evolent Health, Inc., Class A (A)(B)	16,540	235,695
HealthStream, Inc.	7,094	176,144
HMS Holdings Corp. (A)	23,222	391,058
Inovalon Holdings, Inc., Class A (A)(B)	17,740	188,044
Medidata Solutions, Inc. (A)	15,252	957,978
Omnicell, Inc. (A)	10,229	443,939
Quality Systems, Inc. (A)	14,878	203,085
Simulations Plus, Inc.	3,069	45,268
Tabula Rasa HealthCare, Inc. (A)	3,344	129,747
Teladoc, Inc. (A)(B)	15,720	633,516
Vocera Communications, Inc. (A)	7,967	186,587
		4,705,201
Life sciences tools and services – 0.5%
Accelerate Diagnostics, Inc. (A)(B)	7,213	164,817
Cambrex Corp. (A)	8,808	460,658
Codexis, Inc. (A)	10,780	118,580
Enzo Biochem, Inc. (A)	12,855	70,445
Fluidigm Corp. (A)	12,194	71,213
Luminex Corp.	11,082	233,498
Medpace Holdings, Inc. (A)	2,671	93,245
NanoString Technologies, Inc. (A)	7,142	53,636
NeoGenomics, Inc. (A)	16,033	130,829
Pacific Biosciences of
California, Inc. (A)(B)	33,552	68,782
PRA Health Sciences, Inc. (A)	13,419	1,113,240
Syneos Health, Inc. (A)	14,766	524,193
		3,103,136
Pharmaceuticals – 2.5%
Aclaris Therapeutics, Inc. (A)(B)	6,537	114,528
Aerie Pharmaceuticals, Inc. (A)	9,259	502,301
Akcea Therapeutics, Inc. (A)(B)	4,203	107,639
Amphastar Pharmaceuticals, Inc. (A)	10,039	188,231
ANI Pharmaceuticals, Inc. (A)	2,216	129,016
Aratana Therapeutics, Inc. (A)	13,309	58,693
Assembly Biosciences, Inc. (A)	4,409	216,658
Catalent, Inc. (A)	36,191	1,486,002
Chelsea Therapeutics
International, Ltd. (A)(C)	21,039	1,683
Clearside Biomedical, Inc. (A)(B)	6,075	65,185
Collegium Pharmaceutical, Inc. (A)(B)	6,764	172,820
Corcept Therapeutics, Inc. (A)(B)	24,627	405,114
Corium International, Inc. (A)	5,791	66,423
Depomed, Inc. (A)	16,591	109,335
Dermira, Inc. (A)	10,604	84,726
Dova Pharmaceuticals, Inc. (A)(B)	1,876	50,877
Durect Corp. (A)	40,317	86,278
Horizon Pharma PLC (A)	44,401	630,494
Impax Laboratories, Inc. (A)	19,971	388,436
Innoviva, Inc. (A)	20,356	339,335
Intersect ENT, Inc. (A)	7,153	281,113
Intra-Cellular Therapies, Inc. (A)	11,615	244,496
Kala Pharmaceuticals, Inc. (A)	4,191	66,344
Lannett Company, Inc. (A)(B)	7,930	127,277
Melinta Therapeutics, Inc. (A)(B)	4,610	34,114
Menlo Therapeutics, Inc. (A)	1,945	73,093
MyoKardia, Inc. (A)	5,401	263,569
Nektar Therapeutics (A)	40,668	4,321,382
Neos Therapeutics, Inc. (A)(B)	7,271	60,349
Ocular Therapeutix, Inc. (A)	8,595	55,953
Odonate Therapeutics, Inc. (A)	1,999	42,339
Omeros Corp. (A)(B)	12,532	139,982
Pacira Pharmaceuticals, Inc. (A)	10,798	336,358
Paratek Pharmaceuticals, Inc. (A)	7,595	98,735
Phibro Animal Health Corp., Class A	5,442	216,047
Prestige Brands Holdings, Inc. (A)	14,584	491,772
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	3,202	65,673
Revance Therapeutics, Inc. (A)	7,430	228,844
Sienna Biopharmaceuticals, Inc. (A)	4,453	83,627
Supernus Pharmaceuticals, Inc. (A)	13,102	600,072
Tetraphase Pharmaceuticals, Inc. (A)	16,721	51,333
The Medicines Company (A)	19,050	627,507
TherapeuticsMD, Inc. (A)(B)	45,826	223,173
Theravance Biopharma, Inc. (A)(B)	11,677	283,167
WaVe Life Sciences, Ltd. (A)(B)	3,199	128,281
Zogenix, Inc. (A)	9,258	370,783

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zynerba Pharmaceuticals, Inc. (A)(B)	3,693	$32,092
		14,751,249
		94,142,095
Industrials – 14.9%
Aerospace and defense – 1.4%
AAR Corp.	8,700	383,757
Aerojet Rocketdyne Holdings, Inc. (A)	18,679	522,452
Aerovironment, Inc. (A)	5,624	255,948
Astronics Corp. (A)	5,721	213,393
Axon Enterprise, Inc. (A)(B)	14,141	555,883
Cubic Corp.	6,829	434,324
Curtiss-Wright Corp.	11,865	1,602,606
Ducommun, Inc. (A)	2,981	90,563
Engility Holdings, Inc. (A)	5,134	125,270
Esterline Technologies Corp. (A)	7,084	518,195
KLX, Inc. (A)	13,618	967,695
Kratos Defense & Security
Solutions, Inc. (A)	23,461	241,414
Mercury Systems, Inc. (A)	12,663	611,876
Moog, Inc., Class A (A)	8,598	708,561
National Presto Industries, Inc. (B)	1,303	122,156
Sparton Corp. (A)	3,276	57,035
The KeyW Holding Corp. (A)	13,867	108,995
Triumph Group, Inc.	13,197	332,564
Vectrus, Inc. (A)	3,064	114,103
Wesco Aircraft Holdings, Inc. (A)	15,657	160,484
		8,127,274
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	15,953	372,024
Atlas Air Worldwide Holdings, Inc. (A)	6,358	384,341
Echo Global Logistics, Inc. (A)	7,251	200,128
Forward Air Corp.	7,995	422,616
Hub Group, Inc., Class A (A)	8,987	376,106
Radiant Logistics, Inc. (A)	11,638	45,039
		1,800,254
Airlines – 0.3%
Allegiant Travel Company	3,394	585,635
Hawaiian Holdings, Inc.	13,705	530,384
SkyWest, Inc.	13,703	745,443
		1,861,462
Building products – 1.3%
AAON, Inc.	11,190	436,410
Advanced Drainage Systems, Inc.	9,867	255,555
American Woodmark Corp. (A)	3,767	370,861
Apogee Enterprises, Inc.	7,682	333,015
Armstrong Flooring, Inc. (A)	6,479	87,920
Builders FirstSource, Inc. (A)	29,921	593,633
Caesarstone, Ltd.	6,419	126,133
Continental Building Products, Inc. (A)	10,281	293,523
CSW Industrials, Inc. (A)	3,961	178,443
Gibraltar Industries, Inc. (A)	8,603	291,212
Griffon Corp.	8,247	150,508
Insteel Industries, Inc.	5,136	141,908
JELD-WEN Holding, Inc. (A)	18,285	559,887
Masonite International Corp. (A)	7,709	472,947
NCI Building Systems, Inc. (A)	11,686	206,842
Patrick Industries, Inc. (A)	6,532	404,004
PGT Innovations, Inc. (A)	13,076	243,867
Ply Gem Holdings, Inc. (A)	6,093	131,609
Quanex Building Products Corp.	9,582	166,727
Simpson Manufacturing Company, Inc.	11,015	634,354
Trex Company, Inc. (A)	7,968	866,679
Universal Forest Products, Inc.	16,216	526,209
		7,472,246
Commercial services and supplies – 2.4%
ABM Industries, Inc.	15,114	506,017
ACCO Brands Corp.	28,748	360,787
Advanced Disposal Services, Inc. (A)	13,691	305,035
Brady Corp., Class A	12,503	464,486
Casella Waste Systems, Inc., Class A (A)	10,548	246,612
CECO Environmental Corp.	9,434	41,981
Cimpress NV (A)	6,620	1,024,079
Covanta Holding Corp.	31,492	456,634
Deluxe Corp.	12,884	953,545
Ennis, Inc.	7,124	140,343
Essendant, Inc.	11,925	93,015
Healthcare Services Group, Inc.	19,219	835,642
Heritage-Crystal Clean, Inc. (A)	4,124	97,120
Herman Miller, Inc.	16,096	514,267
HNI Corp.	11,779	425,104
Hudson Technologies, Inc. (A)(B)	10,810	53,401
InnerWorkings, Inc. (A)	13,473	121,931
Interface, Inc.	16,139	406,703
Kimball International, Inc., Class B	10,183	173,518
Knoll, Inc.	13,100	264,489
LSC Communications, Inc.	9,610	167,695
Matthews International Corp., Class A	8,502	430,201
McGrath RentCorp	6,309	338,730
Mobile Mini, Inc.	11,977	521,000
MSA Safety, Inc.	9,019	750,742
Multi-Color Corp.	3,734	246,631
Quad/Graphics, Inc.	8,523	216,058
RR Donnelley & Sons Company	19,979	174,417
SP Plus Corp. (A)	4,729	168,352
Steelcase, Inc., Class A	23,137	314,663
Team, Inc. (A)(B)	8,617	118,484
Tetra Tech, Inc.	15,060	737,187
The Brink’s Company	12,383	883,527
UniFirst Corp.	4,104	663,412
US Ecology, Inc.	6,020	320,866
Viad Corp.	5,463	286,534
VSE Corp.	2,417	125,007
		13,948,215
Construction and engineering – 1.1%
Aegion Corp. (A)	9,051	207,358
Ameresco, Inc., Class A (A)	5,854	76,102
Argan, Inc.	4,031	173,131
Chicago Bridge & Iron Company NV	27,280	392,832
Comfort Systems USA, Inc.	9,900	408,375
Dycom Industries, Inc. (A)	8,087	870,404
EMCOR Group, Inc.	15,764	1,228,489
Granite Construction, Inc.	10,692	597,255
Great Lakes Dredge & Dock Corp. (A)	17,612	81,015
HC2 Holdings, Inc. (A)	12,668	66,634
KBR, Inc.	38,226	618,879
Layne Christensen Company (A)	5,339	79,658
MasTec, Inc. (A)	17,937	843,936
MYR Group, Inc. (A)	4,531	139,645
Northwest Pipe Company (A)	3,181	55,031
NV5 Global, Inc. (A)	2,222	123,877
Orion Group Holdings, Inc. (A)	9,187	60,542
Primoris Services Corp.	10,778	269,234
Sterling Construction Company, Inc. (A)	7,348	84,208
Tutor Perini Corp. (A)	10,314	227,424
		6,604,029

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment – 0.7%
Allied Motion Technologies, Inc.	1,987	$78,983
Atkore International Group, Inc. (A)	8,893	176,526
AZZ, Inc.	7,152	312,542
Babcock & Wilcox
Enterprises, Inc. (A)(B)	13,204	57,701
Encore Wire Corp.	5,526	313,324
Energous Corp. (A)(B)	5,318	85,248
EnerSys	11,357	787,835
Generac Holdings, Inc. (A)	16,411	753,429
General Cable Corp.	13,515	400,044
LSI Industries, Inc.	7,866	63,793
Plug Power, Inc. (A)(B)	63,615	120,232
Powell Industries, Inc.	2,798	75,098
Preformed Line Products Company	929	60,469
Sunrun, Inc. (A)(B)	23,917	213,579
Thermon Group Holdings, Inc. (A)	8,889	199,202
TPI Composites, Inc. (A)	2,885	64,768
Vicor Corp. (A)	4,717	134,670
		3,897,443
Industrial conglomerates – 0.1%
Raven Industries, Inc.	9,759	342,053
Machinery – 3.7%
Actuant Corp., Class A	16,122	374,837
Alamo Group, Inc.	2,517	276,618
Albany International Corp., Class A	7,742	485,423
Altra Industrial Motion Corp.	7,806	358,686
American Railcar Industries, Inc. (B)	2,218	82,975
Astec Industries, Inc.	5,761	317,892
Barnes Group, Inc.	13,509	809,054
Blue Bird Corp. (A)	3,403	80,651
Briggs & Stratton Corp.	11,274	241,376
Chart Industries, Inc. (A)	8,277	488,591
CIRCOR International, Inc.	4,511	192,439
Columbus McKinnon Corp.	6,130	219,699
Commercial Vehicle Group, Inc. (A)	7,428	57,567
DMC Global, Inc.	3,913	104,673
Douglas Dynamics, Inc.	5,969	258,756
Energy Recovery, Inc. (A)(B)	10,596	87,099
EnPro Industries, Inc.	5,723	442,846
ESCO Technologies, Inc.	6,889	403,351
Evoqua Water Technologies Corp. (A)	13,498	287,372
Federal Signal Corp.	15,802	347,960
Franklin Electric Company, Inc.	12,627	514,550
FreightCar America, Inc.	4,075	54,605
Gencor Industries, Inc. (A)	2,912	46,883
Global Brass & Copper Holdings, Inc.	5,957	199,262
Graham Corp.	3,076	65,888
Hardinge, Inc.	3,740	68,517
Harsco Corp. (A)	21,891	452,049
Hillenbrand, Inc.	16,971	778,969
Hurco Companies, Inc.	1,876	86,108
Hyster-Yale Materials Handling, Inc.	2,800	195,804
John Bean Technologies Corp.	8,440	957,096
Kadant, Inc.	2,877	271,877
Kennametal, Inc.	21,912	879,986
LB Foster Company, Class A (A)	2,520	59,346
Lindsay Corp. (B)	2,783	254,478
Lydall, Inc. (A)	4,536	218,862
Meritor, Inc. (A)	22,500	462,600
Milacron Holdings Corp. (A)	18,140	365,340
Miller Industries, Inc.	3,309	82,725
Mueller Industries, Inc.	15,626	408,776
Mueller Water Products, Inc., Class A	41,644	452,670
Navistar International Corp. (A)	13,470	471,046
NN, Inc.	7,379	177,096
Omega Flex, Inc.	808	52,601
Park-Ohio Holdings Corp.	2,584	100,388
Proto Labs, Inc. (A)	6,651	781,825
RBC Bearings, Inc. (A)	6,302	782,708
REV Group, Inc.	8,252	171,312
Rexnord Corp. (A)	28,043	832,316
Spartan Motors, Inc.	9,296	159,891
SPX Corp. (A)	11,352	368,713
SPX FLOW, Inc. (A)	11,170	549,452
Standex International Corp.	3,385	322,760
Sun Hydraulics Corp.	7,478	400,522
Tennant Company	4,768	322,794
The Eastern Company	1,818	51,813
The Gorman-Rupp Company	4,996	146,133
The Greenbrier Companies, Inc. (B)	7,407	372,202
The Manitowoc Company, Inc. (A)	8,738	248,683
Titan International, Inc.	14,040	177,044
TriMas Corp. (A)	12,324	323,505
Twin Disc, Inc. (A)	2,637	57,328
Wabash National Corp.	15,792	328,632
Watts Water Technologies, Inc., Class A	7,448	578,710
Woodward, Inc.	14,365	1,029,396
		21,601,126
Marine – 0.1%
Costamare, Inc. (B)	14,725	91,884
Eagle Bulk Shipping, Inc. (A)	11,283	55,851
Matson, Inc.	11,479	328,759
Safe Bulkers, Inc. (A)	14,766	46,808
Scorpio Bulkers, Inc.	17,001	119,857
		643,159
Professional services – 1.3%
Acacia Research Corp. (A)	15,112	52,892
ASGN, Inc. (A)	13,512	1,106,363
Barrett Business Services, Inc.	1,977	163,854
CBIZ, Inc. (A)	13,830	252,398
CRA International, Inc.	2,232	116,711
Exponent, Inc.	6,900	542,685
Forrester Research, Inc.	2,751	114,029
Franklin Covey Company (A)	2,837	76,315
FTI Consulting, Inc. (A)	10,201	493,830
GP Strategies Corp. (A)	3,689	83,556
Heidrick & Struggles International, Inc.	5,072	158,500
Hill International, Inc. (A)	10,338	58,927
Huron Consulting Group, Inc. (A)	6,044	230,276
ICF International, Inc.	4,878	285,119
Insperity, Inc.	9,778	680,060
Kelly Services, Inc., Class A	8,228	238,941
Kforce, Inc.	6,334	171,335
Korn/Ferry International	14,229	734,074
Mistras Group, Inc. (A)	5,257	99,568
Navigant Consulting, Inc. (A)	12,579	242,020
Resources Connection, Inc.	8,637	139,919
RPX Corp.	12,877	137,655
TriNet Group, Inc. (A)	11,190	518,321
TrueBlue, Inc. (A)	11,226	290,753
WageWorks, Inc. (A)	10,894	492,409
Willdan Group, Inc. (A)	2,265	64,213
		7,544,723
Road and rail – 0.9%
ArcBest Corp.	7,141	228,869
Avis Budget Group, Inc. (A)(B)	19,610	918,532
Covenant Transportation Group, Inc.,
Class A (A)	3,403	101,511
Daseke, Inc. (A)	9,245	90,509

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Heartland Express, Inc.	12,854	$231,243
Hertz Global Holdings, Inc. (A)(B)	15,072	299,179
Knight-Swift Transportation
Holdings, Inc.	33,508	1,541,703
Marten Transport, Ltd.	10,471	238,739
Saia, Inc. (A)	6,804	511,321
Schneider National, Inc., Class B (B)	11,376	296,459
Universal Logistics Holdings, Inc.	2,488	52,621
Werner Enterprises, Inc.	12,758	465,667
YRC Worldwide, Inc. (A)	9,103	80,379
		5,056,732
Trading companies and distributors – 1.3%
Aircastle, Ltd.	12,952	257,227
Applied Industrial Technologies, Inc.	10,342	753,932
Beacon Roofing Supply, Inc. (A)	18,409	976,966
BMC Stock Holdings, Inc. (A)	18,001	351,920
CAI International, Inc. (A)	4,560	96,946
DXP Enterprises, Inc. (A)	4,498	175,197
Foundation Building Materials, Inc. (A)	4,434	66,111
GATX Corp. (B)	10,208	699,146
GMS, Inc. (A)	8,751	267,431
H&E Equipment Services, Inc.	8,485	326,588
Herc Holdings, Inc. (A)	6,583	427,566
Huttig Building Products, Inc. (A)	8,112	42,426
Kaman Corp.	7,385	458,756
Lawson Products, Inc. (A)	2,168	54,742
MRC Global, Inc. (A)	24,651	405,262
Nexeo Solutions, Inc. (A)	7,440	79,608
NOW, Inc. (A)	29,653	303,054
Rush Enterprises, Inc., Class A (A)	7,803	331,549
Rush Enterprises, Inc., Class B (A)	1,928	77,853
SiteOne Landscape Supply, Inc. (A)	9,126	703,067
Textainer Group Holdings, Ltd. (A)	7,485	126,871
Titan Machinery, Inc. (A)	5,277	124,326
Triton International, Ltd.	12,866	393,700
Veritiv Corp. (A)	3,345	131,124
		7,631,368
		86,530,084
Information technology – 17.1%
Communications equipment – 1.7%
Acacia Communications, Inc. (A)(B)	5,183	199,338
ADTRAN, Inc.	13,390	208,215
Aerohive Networks, Inc. (A)	10,074	40,699
Applied Optoelectronics, Inc. (A)(B)	5,247	131,490
CalAmp Corp. (A)	9,465	216,559
Calix, Inc. (A)	12,831	87,892
Casa Systems, Inc. (A)	2,014	59,091
Ciena Corp. (A)	38,758	1,003,832
Clearfield, Inc. (A)(B)	3,866	49,871
Comtech Telecommunications Corp.	6,377	190,609
Digi International, Inc. (A)	8,394	86,458
EMCORE Corp. (A)	8,239	46,962
Extreme Networks, Inc. (A)	31,090	344,166
Finisar Corp. (A)	30,932	489,035
Harmonic, Inc. (A)	22,929	87,130
Infinera Corp. (A)	40,319	437,864
InterDigital, Inc.	9,378	690,221
KVH Industries, Inc. (A)	5,109	52,878
Lumentum Holdings, Inc. (A)	16,698	1,065,332
NETGEAR, Inc. (A)	8,475	484,770
NetScout Systems, Inc. (A)	22,933	604,285
Oclaro, Inc. (A)	45,585	435,793
Plantronics, Inc.	8,943	539,889
Quantenna Communications, Inc. (A)	6,476	88,721
Ribbon Communications, Inc. (A)	14,464	73,766
Ubiquiti Networks, Inc. (A)(B)	6,035	415,208
ViaSat, Inc. (A)(B)	14,735	968,384
Viavi Solutions, Inc. (A)	62,144	604,040
		9,702,498
Electronic equipment, instruments and components – 2.6%
Anixter International, Inc. (A)	7,867	595,925
AVX Corp.	12,161	201,265
Badger Meter, Inc.	7,494	353,342
Bel Fuse, Inc., Class B	2,844	53,752
Belden, Inc.	11,379	784,468
Benchmark Electronics, Inc.	13,490	402,677
Control4 Corp. (A)	6,989	150,124
CTS Corp.	8,691	236,395
Daktronics, Inc.	10,428	91,871
Electro Scientific Industries, Inc. (A)	8,718	168,519
ePlus, Inc. (A)	3,482	270,551
Fabrinet (A)	9,847	308,999
FARO Technologies, Inc. (A)	4,504	263,034
Fitbit, Inc., Class A (A)(B)	53,797	274,365
II-VI, Inc. (A)	16,240	664,216
Insight Enterprises, Inc. (A)	9,607	335,573
Itron, Inc. (A)	9,236	660,836
KEMET Corp. (A)	15,145	274,579
Kimball Electronics, Inc. (A)	7,211	116,458
Knowles Corp. (A)	24,262	305,459
Littelfuse, Inc.	6,499	1,352,962
Maxwell Technologies, Inc. (A)(B)	11,038	65,455
Mesa Laboratories, Inc. (B)	911	135,229
Methode Electronics, Inc.	9,606	375,595
MTS Systems Corp.	4,905	253,343
Novanta, Inc. (A)	8,597	448,334
OSI Systems, Inc. (A)	4,844	316,168
Park Electrochemical Corp.	5,408	91,071
PC Connection, Inc.	3,303	82,575
Plexus Corp. (A)	9,068	541,632
Rogers Corp. (A)	4,857	580,606
Sanmina Corp. (A)	19,225	502,734
ScanSource, Inc. (A)	6,839	243,126
SYNNEX Corp.	7,816	925,414
Systemax, Inc.	2,911	83,109
Tech Data Corp. (A)	9,459	805,245
TTM Technologies, Inc. (A)	25,068	383,290
VeriFone Systems, Inc. (A)	30,018	461,677
Vishay Intertechnology, Inc.	35,736	664,690
Vishay Precision Group, Inc. (A)	2,846	88,653
		14,913,316
Internet software and services – 3.6%
2U, Inc. (A)	12,937	1,087,096
Alarm.com Holdings, Inc. (A)	5,580	210,589
Alteryx, Inc., Class A (A)(B)	6,319	215,731
Amber Road, Inc. (A)	6,554	58,331
Appfolio, Inc., Class A (A)	2,642	107,926
Apptio, Inc., Class A (A)	6,217	176,190
Benefitfocus, Inc. (A)(B)	4,546	110,922
Blucora, Inc. (A)	11,824	290,870
Box, Inc., Class A (A)	21,838	448,771
Brightcove, Inc. (A)	10,702	74,379
Carbonite, Inc. (A)	6,828	196,646
Care.com, Inc. (A)	3,696	60,134
Cars.com, Inc. (A)	19,453	551,103
ChannelAdvisor Corp. (A)	7,624	69,378
Cloudera, Inc. (A)	26,791	578,150
CommerceHub, Inc., Series A (A)	4,006	90,135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
CommerceHub, Inc., Series C (A)	7,650	$172,049
Cornerstone OnDemand, Inc. (A)	14,394	562,949
Coupa Software, Inc. (A)	8,772	400,179
Endurance International Group
Holdings, Inc. (A)	16,151	119,517
Envestnet, Inc. (A)	11,834	678,088
Etsy, Inc. (A)	32,712	917,899
Five9, Inc. (A)	14,423	429,661
Gogo, Inc. (A)(B)	16,281	140,505
GrubHub, Inc. (A)(B)	23,215	2,355,626
GTT Communications, Inc. (A)	8,334	472,538
Hortonworks, Inc. (A)	14,108	287,380
Instructure, Inc. (A)	5,856	246,830
Internap Corp. (A)	5,896	64,856
j2 Global, Inc.	12,534	989,183
Limelight Networks, Inc. (A)	25,827	106,149
Liquidity Services, Inc. (A)	8,075	52,488
LivePerson, Inc. (A)	15,056	246,166
MINDBODY, Inc., Class A (A)	11,573	450,190
MuleSoft, Inc., Class A (A)	6,672	293,435
New Relic, Inc. (A)	8,236	610,452
NIC, Inc.	17,968	238,974
Nutanix, Inc., Class A (A)	29,716	1,459,353
Okta, Inc. (A)	5,274	210,169
Q2 Holdings, Inc. (A)	8,696	396,103
QuinStreet, Inc. (A)	10,103	129,015
Quotient Technology, Inc. (A)	20,369	266,834
Reis, Inc.	2,793	59,910
SendGrid, Inc. (A)	2,300	64,722
Shutterstock, Inc. (A)	4,998	240,654
SPS Commerce, Inc. (A)	4,581	293,505
Stamps.com, Inc. (A)	4,401	884,821
TechTarget, Inc. (A)	5,441	108,167
The Meet Group, Inc. (A)	19,558	40,876
The Trade Desk, Inc., Class A (A)(B)	6,645	329,725
TrueCar, Inc. (A)(B)	19,478	184,262
Tucows, Inc., Class A (A)(B)	2,461	137,816
Twilio, Inc., Class A (A)	16,835	642,760
Web.com Group, Inc. (A)	10,441	188,982
XO Group, Inc. (A)	6,784	140,768
Yelp, Inc. (A)	21,596	901,633
Yext, Inc. (A)	6,825	86,336
		20,927,876
IT services – 1.9%
Acxiom Corp. (A)	21,487	487,970
Blackhawk Network Holdings, Inc. (A)	14,753	659,459
CACI International, Inc., Class A (A)	6,588	997,094
Cardtronics PLC, Class A (A)	12,429	277,291
Cass Information Systems, Inc.	3,314	197,216
Convergys Corp.	24,872	562,605
CSG Systems International, Inc.	9,034	409,150
EPAM Systems, Inc. (A)	13,417	1,536,515
Everi Holdings, Inc. (A)	18,272	120,047
EVERTEC, Inc.	16,511	269,955
ExlService Holdings, Inc. (A)	8,845	493,286
ManTech International Corp., Class A	6,873	381,245
MAXIMUS, Inc.	17,278	1,153,134
MoneyGram International, Inc. (A)	8,347	71,951
Perficient, Inc. (A)	9,557	219,046
Presidio, Inc. (A)	8,774	137,225
Science Applications International Corp.	11,615	915,262
ServiceSource International, Inc. (A)	22,349	85,150
Sykes Enterprises, Inc. (A)	10,672	308,848
Syntel, Inc. (A)	8,998	229,719
The Hackett Group, Inc.	6,704	107,666
Travelport Worldwide, Ltd.	33,432	546,279
TTEC Holdings, Inc.	3,944	121,081
Unisys Corp. (A)(B)	13,998	150,479
Virtusa Corp. (A)	7,342	355,793
		10,793,466
Semiconductors and semiconductor equipment – 3.0%
Advanced Energy Industries, Inc. (A)	10,735	685,967
Alpha & Omega Semiconductor, Ltd. (A)	5,601	86,535
Ambarella, Inc. (A)(B)	8,719	427,144
Amkor Technology, Inc. (A)	28,049	284,136
Axcelis Technologies, Inc. (A)	8,250	202,950
AXT, Inc. (A)	11,064	80,214
Brooks Automation, Inc.	18,806	509,266
Cabot Microelectronics Corp.	6,760	724,064
CEVA, Inc. (A)	5,986	216,693
Cirrus Logic, Inc. (A)	17,149	696,764
Cohu, Inc.	7,624	173,903
Cree, Inc. (A)	26,365	1,062,773
CyberOptics Corp. (A)(B)	2,250	40,500
Diodes, Inc. (A)	10,574	322,084
DSP Group, Inc. (A)	6,445	76,051
Entegris, Inc.	38,322	1,333,606
FormFactor, Inc. (A)	19,703	268,946
GSI Technology, Inc. (A)	4,833	35,813
Ichor Holdings, Ltd. (A)	5,006	121,195
Impinj, Inc. (A)(B)	5,463	71,128
Inphi Corp. (A)(B)	11,553	347,745
Integrated Device Technology, Inc. (A)	36,151	1,104,775
Kopin Corp. (A)(B)	19,525	60,918
Lattice Semiconductor Corp. (A)	33,952	189,113
MACOM Technology Solutions
Holdings, Inc. (A)(B)	11,164	185,322
MaxLinear, Inc. (A)	16,526	375,967
MKS Instruments, Inc.	14,547	1,682,361
Monolithic Power Systems, Inc.	10,724	1,241,517
Nanometrics, Inc. (A)	6,791	182,678
NeoPhotonics Corp. (A)(B)	9,834	67,363
NVE Corp.	1,393	115,772
PDF Solutions, Inc. (A)	8,057	93,945
Photronics, Inc. (A)	19,015	156,874
Power Integrations, Inc.	7,767	530,874
Rambus, Inc. (A)	29,279	393,217
Rudolph Technologies, Inc. (A)	8,444	233,899
Semtech Corp. (A)	17,735	692,552
Sigma Designs, Inc. (A)	10,958	67,940
Silicon Laboratories, Inc. (A)	11,307	1,016,499
SMART Global Holdings, Inc. (A)	2,599	129,534
SunPower Corp. (A)(B)	16,955	135,301
Synaptics, Inc. (A)	9,315	425,975
Ultra Clean Holdings, Inc. (A)	10,231	196,947
Veeco Instruments, Inc. (A)	13,069	222,173
Xcerra Corp. (A)	14,837	172,851
Xperi Corp.	13,320	281,718
		17,723,562
Software – 3.9%
8x8, Inc. (A)	24,362	454,351
A10 Networks, Inc. (A)	14,386	83,727
ACI Worldwide, Inc. (A)	31,558	748,556
Agilysys, Inc. (A)	4,994	59,528
American Software, Inc., Class A	7,825	101,725
Aspen Technology, Inc. (A)	19,712	1,555,080
Blackbaud, Inc.	12,841	1,307,342
Blackline, Inc. (A)	7,534	295,408
Bottomline Technologies, Inc. (A)	10,697	414,509

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Callidus Software, Inc. (A)	18,268	$656,735
CommVault Systems, Inc. (A)	10,529	602,259
Digimarc Corp. (A)(B)	2,926	70,078
Ebix, Inc. (B)	6,474	482,313
Ellie Mae, Inc. (A)	9,123	838,769
Everbridge, Inc. (A)	4,636	169,678
Fair Isaac Corp. (A)	7,995	1,354,113
ForeScout Technologies, Inc. (A)	1,667	54,077
Glu Mobile, Inc. (A)	29,835	112,478
HubSpot, Inc. (A)	9,415	1,019,645
Imperva, Inc. (A)	9,252	400,612
MicroStrategy, Inc., Class A (A)	2,617	337,567
Mitek Systems, Inc. (A)	9,087	67,244
MobileIron, Inc. (A)	16,844	83,378
Model N, Inc. (A)	6,645	119,942
Monotype Imaging Holdings, Inc.	11,303	253,752
Park City Group, Inc. (A)	4,379	38,316
Paycom Software, Inc. (A)(B)	13,273	1,425,387
Paylocity Holding Corp. (A)	7,187	368,190
Pegasystems, Inc.	9,888	599,707
Progress Software Corp.	12,367	475,511
Proofpoint, Inc. (A)	11,786	1,339,479
PROS Holdings, Inc. (A)	7,230	238,662
QAD, Inc., Class A	2,749	114,496
Qualys, Inc. (A)	8,669	630,670
Rapid7, Inc. (A)	7,554	193,156
RealPage, Inc. (A)	15,829	815,194
RingCentral, Inc., Class A (A)	17,540	1,113,790
Rosetta Stone, Inc. (A)	4,892	64,330
SailPoint Technologies Holding, Inc. (A)	5,635	116,588
Synchronoss Technologies, Inc. (A)	12,060	127,233
Telenav, Inc. (A)	9,484	51,214
TiVo Corp.	32,383	438,790
Upland Software, Inc. (A)	2,393	68,894
Varonis Systems, Inc. (A)	5,359	324,220
VASCO Data Security
International, Inc. (A)	8,519	110,321
Verint Systems, Inc. (A)	17,205	732,933
VirnetX Holding Corp. (A)(B)	15,212	60,087
Workiva, Inc. (A)	7,161	169,716
Zendesk, Inc. (A)	26,940	1,289,618
Zix Corp. (A)	16,468	70,318
		22,619,686
Technology hardware, storage and peripherals – 0.4%
3D Systems Corp. (A)(B)	29,746	344,756
Avid Technology, Inc. (A)	10,438	47,389
Cray, Inc. (A)	11,129	230,370
Diebold Nixdorf, Inc.	20,831	320,797
Electronics For Imaging, Inc. (A)	12,503	341,707
Immersion Corp. (A)	8,231	98,360
Pure Storage, Inc., Class A (A)	26,347	525,623
Stratasys, Ltd. (A)(B)	14,065	283,832
Super Micro Computer, Inc. (A)	10,522	178,874
USA Technologies, Inc. (A)	13,240	119,160
		2,490,868
		99,171,272
Materials – 4.2%
Chemicals – 2.1%
A. Schulman, Inc.	7,697	330,971
Advanced Emissions Solutions, Inc.	5,822	66,487
AdvanSix, Inc. (A)	7,883	274,171
AgroFresh Solutions, Inc. (A)	6,431	47,268
American Vanguard Corp.	7,936	160,307
Balchem Corp.	8,623	704,930
Chase Corp.	1,928	224,516
Core Molding Technologies, Inc.	2,307	41,134
Ferro Corp. (A)	22,571	524,099
Flotek Industries, Inc. (A)	16,277	99,290
FutureFuel Corp.	7,244	86,856
GCP Applied Technologies, Inc. (A)	19,320	561,246
Hawkins, Inc.	2,868	100,810
HB Fuller Company	13,571	674,886
Ingevity Corp. (A)	11,430	842,277
Innophos Holdings, Inc.	5,224	210,057
Innospec, Inc.	6,474	444,116
Intrepid Potash, Inc. (A)	26,159	95,219
KMG Chemicals, Inc.	3,486	208,986
Koppers Holdings, Inc. (A)	5,632	231,475
Kraton Corp. (A)	8,040	383,588
Kronos Worldwide, Inc.	6,157	139,148
LSB Industries, Inc. (A)(B)	7,109	43,578
Minerals Technologies, Inc.	9,535	638,368
OMNOVA Solutions, Inc. (A)	12,293	129,077
PolyOne Corp.	21,651	920,601
PQ Group Holdings, Inc. (A)	8,072	112,766
Quaker Chemical Corp.	3,475	514,752
Rayonier Advanced Materials, Inc.	13,436	288,471
Sensient Technologies Corp.	11,629	820,775
Stepan Company	5,380	447,508
Trecora Resources (A)	5,905	80,308
Tredegar Corp.	7,257	130,263
Trinseo SA	11,926	883,120
Tronox, Ltd., Class A	24,244	447,059
Valhi, Inc.	7,492	45,402
		11,953,885
Construction materials – 0.2%
Forterra, Inc. (A)(B)	5,574	46,376
Summit Materials, Inc., Class A (A)	29,889	905,039
U.S. Concrete, Inc. (A)(B)	4,189	253,016
United States Lime & Minerals, Inc.	630	46,103
		1,250,534
Containers and packaging – 0.1%
Greif, Inc., Class A	6,910	361,048
Greif, Inc., Class B	1,614	94,016
Myers Industries, Inc.	6,464	136,714
UFP Technologies, Inc. (A)	1,888	55,696
		647,474
Metals and mining – 1.2%
AK Steel Holding Corp. (A)(B)	86,767	393,055
Allegheny Technologies, Inc. (A)	34,074	806,872
Carpenter Technology Corp.	12,568	554,500
Century Aluminum Company (A)	13,525	223,704
Cleveland-Cliffs, Inc. (A)(B)	80,734	561,101
Coeur Mining, Inc. (A)	49,806	398,448
Commercial Metals Company	31,164	637,615
Compass Minerals International, Inc. (B)	9,222	556,087
Gold Resource Corp.	15,747	71,019
Haynes International, Inc.	3,452	128,104
Hecla Mining Company	105,211	386,124
Kaiser Aluminum Corp.	4,450	449,005
Klondex Mines, Ltd. (A)(B)	51,776	121,674
Materion Corp.	5,367	273,985
Olympic Steel, Inc.	2,885	59,171
Schnitzer Steel Industries, Inc., Class A	7,301	236,187
SunCoke Energy, Inc. (A)	17,778	191,291
TimkenSteel Corp. (A)	11,020	167,394
Warrior Met Coal, Inc.	8,921	249,877

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Industries, Inc.	11,756	$504,568
		6,969,781
Paper and forest products – 0.6%
Boise Cascade Company	10,404	401,594
Clearwater Paper Corp. (A)	4,536	177,358
KapStone Paper and Packaging Corp.	23,479	805,564
Louisiana-Pacific Corp.	39,137	1,125,971
Neenah, Inc.	4,500	352,800
PH Glatfelter Company	12,068	247,756
Schweitzer-Mauduit International, Inc.	8,328	326,041
Verso Corp., Class A (A)	9,401	158,313
		3,595,397
		24,417,071
Real estate – 6.2%
Equity real estate investment trusts – 5.7%
Acadia Realty Trust	22,583	555,542
Agree Realty Corp.	7,382	354,631
Alexander & Baldwin, Inc.	18,695	432,415
Alexander’s, Inc.	574	218,826
American Assets Trust, Inc.	11,075	370,016
Americold Realty Trust	14,335	273,512
Armada Hoffler Properties, Inc.	12,341	168,948
Ashford Hospitality Prime, Inc.	8,310	80,773
Ashford Hospitality Trust, Inc.	22,107	142,811
Bluerock Residential Growth REIT, Inc.	7,691	65,374
CareTrust REIT, Inc.	20,671	276,991
CatchMark Timber Trust, Inc., Class A	12,167	151,722
CBL & Associates Properties, Inc.	47,286	197,183
Cedar Realty Trust, Inc.	26,929	106,100
Chatham Lodging Trust	12,166	232,979
Chesapeake Lodging Trust	15,953	443,653
City Office REIT, Inc.	10,339	119,519
Community Healthcare Trust, Inc.	4,969	127,902
CorEnergy Infrastructure Trust, Inc.	3,389	127,223
Cousins Properties, Inc.	112,681	978,071
DiamondRock Hospitality Company	53,832	562,006
Easterly Government Properties, Inc.	11,453	233,641
EastGroup Properties, Inc.	9,065	749,313
Education Realty Trust, Inc.	20,516	671,899
Farmland Partners, Inc.	10,375	86,631
First Industrial Realty Trust, Inc.	31,821	930,128
Four Corners Property Trust, Inc.	16,267	375,605
Franklin Street Properties Corp.	29,041	244,235
Front Yard Residential Corp.	14,690	147,635
Getty Realty Corp.	8,460	213,361
Gladstone Commercial Corp.	8,081	140,125
Global Net Lease, Inc.	19,220	324,434
Government Properties Income Trust	26,992	368,711
Gramercy Property Trust	43,302	940,952
Healthcare Realty Trust, Inc.	32,841	910,024
Hersha Hospitality Trust	10,432	186,733
Independence Realty Trust, Inc.	23,705	217,612
Industrial Logistics Properties Trust (A)	5,370	109,226
InfraREIT, Inc.	5,079	98,685
Investors Real Estate Trust	34,049	176,714
iStar, Inc. (A)	18,472	187,860
Jernigan Capital, Inc.	4,183	75,712
Kite Realty Group Trust	22,968	349,803
LaSalle Hotel Properties	30,739	891,738
Lexington Realty Trust	59,626	469,257
LTC Properties, Inc.	10,643	404,434
Mack-Cali Realty Corp.	25,273	422,312
MedEquities Realty Trust, Inc.	9,614	101,043
Monmouth Real Estate Investment Corp.	20,119	302,590
National Health Investors, Inc.	10,729	721,954
National Storage Affiliates Trust	13,410	336,323
New Senior Investment Group, Inc.	23,228	190,005
NexPoint Residential Trust, Inc.	4,974	123,554
NorthStar Realty Europe Corp.	15,582	202,878
One Liberty Properties, Inc.	4,458	98,522
Pebblebrook Hotel Trust	18,508	635,750
Pennsylvania Real Estate
Investment Trust	19,607	189,208
Physicians Realty Trust	48,702	758,290
PotlatchDeltic Corp.	16,194	842,898
Preferred Apartment Communities, Inc.,
Class A	10,652	151,152
PS Business Parks, Inc.	5,222	590,295
QTS Realty Trust, Inc., Class A	13,532	490,129
Quality Care Properties, Inc. (A)	26,023	505,627
Ramco-Gershenson Properties Trust	21,924	270,981
Retail Opportunity Investments Corp.	29,447	520,328
Rexford Industrial Realty, Inc.	20,885	601,279
RLJ Lodging Trust	45,659	887,611
Ryman Hospitality Properties, Inc.	11,856	918,247
Sabra Health Care REIT, Inc.	48,258	851,754
Safety Income and Growth, Inc.	3,409	54,510
Saul Centers, Inc.	3,341	170,291
Select Income REIT	17,455	340,023
Seritage Growth Properties, Class A	7,006	249,063
STAG Industrial, Inc.	25,613	612,663
Summit Hotel Properties, Inc.	28,464	387,395
Sunstone Hotel Investors, Inc.	60,574	921,936
Terreno Realty Corp.	14,657	505,813
The GEO Group, Inc.	33,176	679,113
Tier REIT, Inc.	12,905	238,484
UMH Properties, Inc.	9,205	123,439
Universal Health Realty Income Trust	3,508	210,831
Urban Edge Properties	27,909	595,857
Urstadt Biddle Properties, Inc., Class A	8,343	161,020
Washington Prime Group, Inc.	51,271	341,978
Washington Real Estate Investment Trust	21,439	585,285
Whitestone REIT	10,871	112,950
Xenia Hotels & Resorts, Inc.	28,967	571,229
		33,065,275
Real estate management and development – 0.5%
Altisource Portfolio Solutions SA (A)(B)	3,078	81,752
Consolidated-Tomoka Land Company	1,143	71,838
Forestar Group, Inc. (A)(B)	2,638	55,794
FRP Holdings, Inc. (A)	1,822	102,032
HFF, Inc., Class A	9,915	492,776
Kennedy-Wilson Holdings, Inc.	32,993	574,078
Marcus & Millichap, Inc. (A)	4,303	155,166
Newmark Group, Inc., Class A (A)	6,464	98,188
Rafael Holdings, Inc., Class B (A)	2,500	12,123
RE/MAX Holdings, Inc., Class A	4,793	289,737
Redfin Corp. (A)(B)	15,933	363,750
Tejon Ranch Company (A)	5,324	123,038
The RMR Group, Inc., Class A	1,818	127,169
The St. Joe Company (A)	12,171	229,423
		2,776,864
		35,842,139
Telecommunication services – 0.6%
Diversified telecommunication services – 0.5%
ATN International, Inc.	2,857	170,334
Cincinnati Bell, Inc. (A)	11,812	163,596
Cogent Communications Holdings, Inc.	11,167	484,648

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Consolidated Communications
Holdings, Inc. (B)	18,066	$198,003
Frontier Communications Corp. (B)	21,998	163,225
Globalstar, Inc. (A)	157,769	108,466
Hawaiian Telcom Holdco, Inc. (A)	1,782	47,544
IDT Corp., Class B (A)	4,999	31,344
Intelsat SA (A)	10,811	40,649
Iridium Communications, Inc. (A)	22,650	254,813
Ooma, Inc. (A)	5,554	60,539
ORBCOMM, Inc. (A)	19,326	181,085
pdvWireless, Inc. (A)(B)	2,787	83,192
Vonage Holdings Corp. (A)	55,362	589,605
Windstream Holdings, Inc. (B)	52,264	73,692
		2,650,735
Wireless telecommunication services – 0.1%
Boingo Wireless, Inc. (A)	10,241	253,670
Shenandoah
Telecommunications Company	12,620	454,320
Spok Holdings, Inc.	6,022	90,029
		798,019
		3,448,754
Utilities – 3.2%
Electric utilities – 0.9%
ALLETE, Inc.	13,681	988,452
El Paso Electric Company	11,040	563,040
IDACORP, Inc.	13,558	1,196,765
MGE Energy, Inc.	9,593	538,167
Otter Tail Corp.	10,772	466,966
PNM Resources, Inc.	21,561	824,708
Portland General Electric Company	23,981	971,470
		5,549,568
Gas utilities – 1.1%
Chesapeake Utilities Corp.	4,349	305,952
New Jersey Resources Corp.	23,282	933,608
Northwest Natural Gas Company	7,743	446,384
ONE Gas, Inc.	13,815	912,066
RGC Resources, Inc. (B)	2,445	62,103
South Jersey Industries, Inc.	21,895	616,563
Southwest Gas Holdings, Inc.	12,831	867,761
Spire, Inc.	12,599	910,908
WGL Holdings, Inc.	13,598	1,137,473
		6,192,818
Independent power and renewable electricity producers –
0.4%
Atlantic Power Corp. (A)	38,965	81,827
Dynegy, Inc. (A)	35,141	475,106
NRG Yield, Inc., Class A	10,419	171,288
NRG Yield, Inc., Class C	17,256	293,352
Ormat Technologies, Inc.	10,910	615,106
Pattern Energy Group, Inc., Class A (B)	21,839	377,596
TerraForm Power, Inc., Class A	12,524	134,383
		2,148,658
Multi-utilities – 0.4%
Avista Corp.	17,225	882,781
Black Hills Corp.	14,441	784,146
NorthWestern Corp.	13,330	717,154
Unitil Corp.	4,057	188,285
		2,572,366
Water utilities – 0.4%
American States Water Company	9,675	513,356
AquaVenture Holdings, Ltd. (A)	3,666	45,532
Artesian Resources Corp., Class A	2,574	93,900
Cadiz, Inc. (A)(B)	6,623	89,411
California Water Service Group	12,946	482,239
Connecticut Water Service, Inc.	3,285	198,841
Consolidated Water Company, Ltd.	4,821	70,146
Middlesex Water Company	4,546	166,838
Pure Cycle Corp. (A)	5,691	53,780
SJW Group	4,523	238,407
The York Water Company	3,985	123,535
		2,075,985
		18,539,395
TOTAL COMMON STOCKS (Cost $395,480,764)		$566,250,376

PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Media – 0.0%
GCI Liberty, Inc., 5.000%	1,451	33,881
TOTAL PREFERRED SECURITIES (Cost $7,218)		$33,881

RIGHTS – 0.0%
Babcock & Wilcox Enterprises, Inc.
(Expiration Date: 4-10-18; Strike
Price: $2.00) (A)(B)	13,204	25,325
TOTAL RIGHTS (Cost $0)		$25,325

WARRANTS – 0.0%
Education Management Corp.
(Expiration Date: 1-5-22) (A)(D)	7,794	30
TOTAL WARRANTS (Cost $0)		$30

SECURITIES LENDING COLLATERAL – 7.6%
John Hancock Collateral Trust,
1.8276% (E)(F)	4,422,643	44,234,390
TOTAL SECURITIES LENDING COLLATERAL (Cost
$44,243,521)		$44,234,390

SHORT-TERM INVESTMENTS – 2.4%
U.S. Government Agency – 0.9%
Federal Home Loan Bank Discount Note
1.480%, 04/02/2018 *	$5,000,000	5,000,000
Repurchase agreement – 1.5%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $8,600,707 on 4-2-18,
collateralized by $9,165,000
U.S. Treasury Notes, 2.000% due
2-15-25 (valued at $8,772,582,
including interest)	8,600,000	8,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,599,794)		$13,600,000
Total Investments (Small Cap Index Trust)
(Cost $453,331,297) – 107.5%		$624,144,002
Other assets and liabilities, net – (7.5%)		(43,456,241)
TOTAL NET ASSETS – 100.0%		$580,687,761

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $43,131,642.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Index E-Mini Futures	204	Long	Jun 2018	$16,032,698	$15,618,240	$(414,458)
						$(414,458)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Small Cap Opportunities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.3%
Consumer discretionary – 15.5%
Auto components – 1.7%
Adient PLC	2,870	$171,511
American Axle & Manufacturing
Holdings, Inc. (A)	7,509	114,287
Cooper Tire & Rubber Company	5,058	148,199
Cooper-Standard Holdings, Inc. (A)	1,311	161,004
Dana, Inc.	3,541	91,216
Fox Factory Holding Corp. (A)	15,753	549,780
Gentex Corp.	15,707	361,575
Gentherm, Inc. (A)	866	29,401
Horizon Global Corp. (A)	15,562	128,231
Modine Manufacturing Company (A)	6,862	145,131
Motorcar Parts of America, Inc. (A)	1,585	33,967
Shiloh Industries, Inc. (A)	1,515	13,181
Standard Motor Products, Inc.	3,063	145,707
Stoneridge, Inc. (A)	1,672	46,147
Strattec Security Corp.	924	33,587
Superior Industries International, Inc.	3,067	40,791
The Goodyear Tire & Rubber Company	14,684	390,301
Tower International, Inc.	1,403	38,933
VOXX International Corp. (A)	3,131	15,498
		2,658,447
Automobiles – 0.0%
Winnebago Industries, Inc.	1,336	50,234
Distributors – 0.4%
Core-Mark Holding Company, Inc.	1,227	26,086
Pool Corp.	4,011	586,488
Weyco Group, Inc.	1,316	44,218
		656,792
Diversified consumer services – 1.5%
Adtalem Global Education, Inc. (A)	5,378	255,724
American Public Education, Inc. (A)	1,450	62,350
Ascent Capital Group, Inc., Class A (A)	3,168	11,658
Bridgepoint Education, Inc. (A)	3,463	23,341
Career Education Corp. (A)	3,146	41,338
Carriage Services, Inc.	1,797	49,705
Graham Holdings Company, Class B	516	310,761
Grand Canyon Education, Inc. (A)	13,680	1,435,306
Houghton Mifflin Harcourt Company (A)	5,833	40,539
K12, Inc. (A)	3,438	48,751
Lincoln Educational Services Corp. (A)	1,100	2,123
Regis Corp. (A)	4,970	75,196
Universal Technical Institute, Inc. (A)	3,087	9,076
		2,365,868
Hotels, restaurants and leisure – 2.0%
Ark Restaurants Corp.	64	1,536
BBX Capital Corp.	1,743	16,053
Belmond, Ltd., Class A (A)	11,516	128,403
Biglari Holdings, Inc. (A)	32	13,069
BJ’s Restaurants, Inc.	1,290	57,921
Bojangles’, Inc. (A)	1,602	22,188
Boyd Gaming Corp. (B)	873	27,814
Carrols Restaurant Group, Inc. (A)	1,688	18,906
Chuy’s Holdings, Inc. (A)	19,759	517,686
Dave & Buster’s Entertainment, Inc. (A)	13,635	569,125
Del Frisco’s Restaurant Group, Inc. (A)	1,609	24,537
Del Taco Restaurants, Inc. (A)	2,438	25,258
Dine Brands Global, Inc.	344	22,560
Dover Motorsports, Inc.	400	840
El Pollo Loco Holdings, Inc. (A)	1,424	13,528
Eldorado Resorts, Inc. (A)	683	22,539
Extended Stay America, Inc.	5,624	111,186
Fiesta Restaurant Group, Inc. (A)	1,348	24,938
ILG, Inc.	7,047	219,232
International Game Technology PLC	16,628	444,466
La Quinta Holdings, Inc. (A)	5,730	108,354
Luby’s, Inc. (A)	6,251	17,378
Marriott Vacations Worldwide Corp.	1,432	190,742
Monarch Casino & Resort, Inc. (A)	1,278	54,047
Playa Hotels & Resorts NV (A)	1,326	13,552
Potbelly Corp. (A)	2,073	24,980
RCI Hospitality Holdings, Inc.	1,603	45,509
Red Lion Hotels Corp. (A)	3,000	29,250
Red Robin Gourmet Burgers, Inc. (A)	1,300	75,400
Speedway Motorsports, Inc.	5,924	105,566
The Cheesecake Factory, Inc. (B)	565	27,244
The Marcus Corp.	3,316	100,641
		3,074,448
Household durables – 2.2%
AV Homes, Inc. (A)	1,798	33,353
Bassett Furniture Industries, Inc.	2,333	70,807
Cavco Industries, Inc. (A)	606	105,293
Century Communities, Inc. (A)	1,640	49,118
CSS Industries, Inc.	976	17,080
Emerson Radio Corp. (A)	4,869	7,109
Ethan Allen Interiors, Inc.	1,706	39,153
Flexsteel Industries, Inc.	1,750	69,265
Hamilton Beach Brands Holding
Company, Class A	1,400	29,708
Helen of Troy, Ltd. (A)	1,593	138,591

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Hooker Furniture Corp.	2,121	$77,841
KB Home	6,043	171,923
La-Z-Boy, Inc.	5,818	174,249
Lennar Corp., A Shares	4,095	241,359
Libbey, Inc.	1,103	5,394
Lifetime Brands, Inc.	2,931	36,344
M/I Homes, Inc. (A)	2,195	69,911
MDC Holdings, Inc.	4,794	133,848
Meritage Homes Corp. (A)	3,432	155,298
PICO Holdings, Inc. (A)	2,493	28,545
PulteGroup, Inc.	14,986	441,937
Taylor Morrison Home Corp.,
Class A (A)	4,801	111,767
The New Home Company, Inc. (A)	831	9,207
Toll Brothers, Inc.	15,015	649,399
TopBuild Corp. (A)	2,306	176,455
TRI Pointe Group, Inc. (A)	16,198	266,133
Universal Electronics, Inc. (A)	521	27,118
William Lyon Homes, Class A (A)	2,694	74,058
		3,410,263
Internet and direct marketing retail – 0.2%
1-800-Flowers.com, Inc., Class A (A)	3,234	38,161
FTD Companies, Inc. (A)	1,934	7,040
Liberty Expedia Holdings, Inc.,
Series A (A)	1,662	65,283
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	4,522	48,612
Overstock.com, Inc. (A)(B)	1,209	43,826
Shutterfly, Inc. (A)	532	43,225
		246,147
Leisure products – 0.2%
Callaway Golf Company	9,628	157,514
Escalade, Inc.	3,529	48,347
JAKKS Pacific, Inc. (A)	2,278	4,784
Johnson Outdoors, Inc., Class A	1,448	89,776
Nautilus, Inc. (A)	1,580	21,251
Vista Outdoor, Inc. (A)	3,475	56,712
		378,384
Media – 0.8%
A.H. Belo Corp., Class A	4,238	21,826
AMC Entertainment Holdings, Inc.,
Class A (B)	4,473	62,846
Ballantyne Strong, Inc. (A)	1,114	4,957
Beasley Broadcast Group, Inc., Class A	502	5,673
Cinemark Holdings, Inc.	1,871	70,481
Entravision Communications Corp.,
Class A	5,075	23,853
Gannett Company, Inc.	8,543	85,259
Global Eagle Entertainment, Inc. (A)(B)	1,300	1,911
Gray Television, Inc. (A)	7,587	96,355
Harte-Hanks, Inc. (A)	831	7,662
Hemisphere Media Group, Inc. (A)	951	10,699
IMAX Corp. (A)	1,219	23,405
John Wiley & Sons, Inc., Class A	1,154	73,510
Liberty Latin America, Ltd., Class A (A)	404	7,858
Liberty Latin America, Ltd., Class C (A)	1,302	24,855
Lions Gate Entertainment Corp., Class B	464	11,173
Media General, Inc. (A)(C)	292	28
Meredith Corp. (B)	3,097	166,619
New Media Investment Group, Inc.	2,560	43,878
Nexstar Media Group, Inc., Class A	1,392	92,568
Reading International, Inc., Class A (A)	1,100	18,315
Salem Media Group, Inc.	4,439	15,980
Scholastic Corp.	2,233	86,730
Sinclair Broadcast Group, Inc., Class A	1,839	57,561
TEGNA, Inc.	4,168	47,474
The EW Scripps Company, Class A	5,843	70,058
Tribune Media Company, Class A	1,811	73,364
		1,204,898
Multiline retail – 1.1%
Dillard’s, Inc., Class A (B)	3,097	248,813
Fred’s, Inc., Class A	2,000	5,980
J.C. Penney Company, Inc. (A)(B)	23,315	70,411
Kohl’s Corp.	12,703	832,174
Macy’s, Inc.	19,773	588,049
Tuesday Morning Corp. (A)(B)	2,100	8,295
		1,753,722
Specialty retail – 4.4%
Aaron’s, Inc.	5,117	238,452
Abercrombie & Fitch Company, Class A	5,916	143,226
Advance Auto Parts, Inc.	737	87,371
American Eagle Outfitters, Inc.	7,348	146,446
America’s Car-Mart, Inc. (A)	1,063	53,628
Ascena Retail Group, Inc. (A)	11,786	23,690
AutoNation, Inc. (A)	8,182	382,754
Barnes & Noble Education, Inc. (A)	6,174	42,539
Barnes & Noble, Inc.	6,995	34,625
Bed Bath & Beyond, Inc.	9,468	198,733
Big 5 Sporting Goods Corp. (B)	2,004	14,529
Boot Barn Holdings, Inc. (A)	2,280	40,424
Build-A-Bear Workshop, Inc. (A)	2,470	22,601
Burlington Stores, Inc. (A)	10,811	1,439,485
Caleres, Inc.	5,467	183,691
Chico’s FAS, Inc.	7,145	64,591
Christopher & Banks Corp. (A)	488	522
Citi Trends, Inc.	2,095	64,756
Conn’s, Inc. (A)	76	2,584
Dick’s Sporting Goods, Inc.	4,295	150,540
DSW, Inc., Class A	6,370	143,070
Express, Inc. (A)	3,676	26,320
Five Below, Inc. (A)	13,868	1,017,079
Foot Locker, Inc.	5,226	237,992
Francesca’s Holdings Corp. (A)	1,431	6,869
GameStop Corp., Class A (B)	10,093	127,374
Genesco, Inc. (A)	2,034	82,580
Group 1 Automotive, Inc.	2,247	146,819
Guess?, Inc.	6,368	132,072
Haverty Furniture Companies, Inc.	1,920	38,688
Hibbett Sports, Inc. (A)	1,307	31,303
Lithia Motors, Inc., Class A	4,783	480,787
MarineMax, Inc. (A)	3,599	70,001
Monro, Inc.	1,197	64,159
New York & Company, Inc. (A)	5,638	19,056
Office Depot, Inc.	33,557	72,148
Party City Holdco, Inc. (A)	633	9,875
Penske Automotive Group, Inc.	5,891	261,148
Pier 1 Imports, Inc.	6,713	21,616
Rent-A-Center, Inc. (B)	1,084	9,355
Shoe Carnival, Inc.	2,051	48,814
Signet Jewelers, Ltd.	4,374	168,486
Sonic Automotive, Inc., Class A	1,811	34,318
Stage Stores, Inc. (B)	5,877	12,812
Tandy Leather Factory, Inc. (A)	1,690	11,915
The Cato Corp., Class A	1,957	28,846
The Finish Line, Inc., Class A (B)	3,829	51,845
Tile Shop Holdings, Inc.	1,300	7,800
Tilly’s, Inc., A Shares	712	8,046
Trans World Entertainment Corp. (A)	6,243	7,804

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (A)	5,172	$191,157
Vitamin Shoppe, Inc. (A)	1,983	8,626
Zumiez, Inc. (A)	2,122	50,716
		6,964,683
Textiles, apparel and luxury goods – 1.0%
Crocs, Inc. (A)	4,206	68,348
Culp, Inc.	334	10,204
Deckers Outdoor Corp. (A)	2,599	233,988
Delta Apparel, Inc. (A)	500	9,010
Fossil Group, Inc. (A)(B)	1,707	21,679
G-III Apparel Group, Ltd. (A)	3,397	127,999
Lakeland Industries, Inc. (A)	1,110	14,375
Movado Group, Inc.	1,758	67,507
Oxford Industries, Inc.	7,734	576,647
Perry Ellis International, Inc. (A)	2,088	53,870
Ralph Lauren Corp.	581	64,956
Rocky Brands, Inc.	1,478	31,703
Steven Madden, Ltd.	513	22,521
Superior Uniform Group, Inc.	663	17,417
Unifi, Inc. (A)	2,910	105,488
Vera Bradley, Inc. (A)	2,034	21,581
Wolverine World Wide, Inc.	6,487	187,474
		1,634,767
		24,398,653
Consumer staples – 2.4%
Beverages – 0.0%
Craft Brew Alliance, Inc. (A)	2,909	54,107
Food and staples retailing – 0.9%
Ingles Markets, Inc., Class A	2,495	84,456
Performance Food Group Company (A)	1,293	38,596
PriceSmart, Inc.	5,582	466,376
Rite Aid Corp. (A)(B)	12,486	20,976
Smart & Final Stores, Inc. (A)	1,985	11,017
SpartanNash Company	4,194	72,179
SUPERVALU, Inc. (A)	1,123	17,103
The Andersons, Inc.	3,784	125,250
The Chefs’ Warehouse, Inc. (A)	1,493	34,339
United Natural Foods, Inc. (A)	3,818	163,945
US Foods Holding Corp. (A)	7,770	254,623
Village Super Market, Inc., Class A	685	18,063
Weis Markets, Inc.	3,071	125,850
		1,432,773
Food products – 1.0%
Alico, Inc.	341	9,275
B&G Foods, Inc. (B)	1,941	46,002
Cal-Maine Foods, Inc. (A)	300	13,110
Darling Ingredients, Inc. (A)	13,547	234,363
Dean Foods Company	8,717	75,141
Farmer Brothers Company (A)	1,069	32,284
Fresh Del Monte Produce, Inc.	3,135	141,827
Hostess Brands, Inc. (A)	1,839	27,199
John B. Sanfilippo & Son, Inc.	1,168	67,592
Landec Corp. (A)	3,130	40,847
Limoneira Company	199	4,722
Post Holdings, Inc. (A)	4,039	305,995
Sanderson Farms, Inc.	2,059	245,062
Seaboard Corp.	58	247,370
Seneca Foods Corp., Class A (A)	1,409	39,029
TreeHouse Foods, Inc. (A)	2,369	90,662
		1,620,480
Household products – 0.3%
Central Garden & Pet Company (A)	2,053	88,279
Central Garden & Pet Company,
Class A (A)	4,834	191,475
Oil-Dri Corp. of America	531	21,341
Orchids Paper Products Company (A)(B)	1,176	9,584
Spectrum Brands Holdings, Inc. (B)	639	66,264
		376,943
Personal products – 0.1%
Edgewell Personal Care Company (A)	598	29,194
Inter Parfums, Inc.	1,604	75,629
Mannatech, Inc.	276	4,333
Natural Alternatives
International, Inc. (A)	200	2,200
		111,356
Tobacco – 0.1%
Universal Corp.	2,175	105,488
		3,701,147
Energy – 6.6%
Energy equipment and services – 2.2%
Archrock, Inc.	9,027	78,986
Basic Energy Services, Inc. (A)	1,957	28,259
Bristow Group, Inc.	4,775	62,075
CARBO Ceramics, Inc. (A)(B)	883	6,402
Dawson Geophysical Company (A)	3,760	25,342
Dril-Quip, Inc. (A)	3,610	161,728
ENGlobal Corp. (A)	4,600	3,827
Ensco PLC, Class A (B)	25,374	111,392
Era Group, Inc. (A)	4,560	42,636
Exterran Corp. (A)	4,737	126,478
Forum Energy Technologies, Inc. (A)	6,662	73,282
Geospace Technologies Corp. (A)	516	5,093
Gulf Island Fabrication, Inc.	3,019	21,435
Helix Energy Solutions Group, Inc. (A)	14,129	81,807
Helmerich & Payne, Inc. (B)	8,012	533,279
Hornbeck Offshore Services, Inc. (A)	5,300	15,423
Matrix Service Company (A)	2,731	37,415
McDermott International, Inc. (A)	21,949	133,669
Mitcham Industries, Inc. (A)	2,431	7,876
Nabors Industries, Ltd.	29,897	208,980
Natural Gas Services Group, Inc. (A)	2,620	62,487
Newpark Resources, Inc. (A)	12,359	100,108
Noble Corp. PLC (A)	17,780	65,964
Oceaneering International, Inc.	8,109	150,341
Oil States International, Inc. (A)	4,041	105,874
Parker Drilling Company (A)	22,288	14,153
Patterson-UTI Energy, Inc.	14,112	247,101
PHI, Inc. (A)	443	4,510
PHI, Inc., Non-Voting Shares (A)	2,850	29,184
Pioneer Energy Services Corp. (A)	7,371	19,902
RigNet, Inc. (A)	208	2,829
Rowan Companies PLC, Class A (A)	12,998	149,997
SEACOR Holdings, Inc. (A)	2,419	123,611
SEACOR Marine Holdings, Inc. (A)	2,432	46,257
Superior Energy Services, Inc. (A)	14,062	118,543
TETRA Technologies, Inc. (A)	4,581	17,179
Tidewater, Inc. (A)	391	11,187
Transocean, Ltd. (A)(B)	17,739	175,616
U.S. Silica Holdings, Inc.	3,645	93,020
Unit Corp. (A)	6,259	123,678
		3,426,925
Oil, gas and consumable fuels – 4.4%
Adams Resources & Energy, Inc.	724	31,494
Antero Resources Corp. (A)	20,791	412,701
Arch Coal, Inc., Class A	1,184	108,786

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ardmore Shipping Corp. (A)	1,174	$8,922
Bonanza Creek Energy, Inc. (A)	615	17,042
Callon Petroleum Company (A)	13,440	177,946
Carrizo Oil & Gas, Inc. (A)	3,942	63,072
Clean Energy Fuels Corp. (A)	11,526	19,018
Cloud Peak Energy, Inc. (A)	6,658	19,375
CNX Resources Corp. (A)	18,164	280,271
CONSOL Energy, Inc. (A)	2,270	65,762
Contango Oil & Gas Company (A)	3,786	13,440
CVR Energy, Inc. (B)	2,759	83,377
Delek US Holdings, Inc.	7,394	300,936
Denbury Resources, Inc. (A)	4,234	11,601
DHT Holdings, Inc.	3,733	12,692
Dorian LPG, Ltd. (A)	2,153	16,126
Eclipse Resources Corp. (A)	9,240	13,306
EnLink Midstream LLC	4,505	65,998
Extraction Oil & Gas, Inc. (A)	3,404	39,010
GasLog, Ltd.	2,719	44,728
Green Plains, Inc.	5,268	88,502
Gulfport Energy Corp. (A)	10,592	102,213
Halcon Resources Corp. (A)	4,689	22,835
HighPoint Resources Corp. (A)	7,216	36,657
HollyFrontier Corp.	15,221	743,698
International Seaways, Inc. (A)	1,434	25,238
Kosmos Energy, Ltd. (A)	17,611	110,949
Matador Resources Company (A)	19,013	568,679
Murphy Oil Corp.	14,395	371,967
NACCO Industries, Inc., Class A	700	22,995
Oasis Petroleum, Inc. (A)	18,941	153,422
Overseas Shipholding Group, Inc.,
Class A (A)	861	2,445
Pacific Ethanol, Inc. (A)	2,656	7,968
Panhandle Oil and Gas, Inc., Class A	557	10,750
Par Pacific Holdings, Inc. (A)	1,947	33,430
PBF Energy, Inc., Class A	9,324	316,084
PDC Energy, Inc. (A)	4,882	239,364
Peabody Energy Corp.	6,070	221,555
Penn Virginia Corp. (A)	651	22,811
QEP Resources, Inc. (A)	12,309	120,505
Range Resources Corp.	13,645	198,398
Renewable Energy Group, Inc. (A)	4,097	52,442
REX American Resources Corp. (A)	268	19,510
Ring Energy, Inc. (A)	2,739	39,305
RSP Permian, Inc. (A)	10,724	502,741
SandRidge Energy, Inc. (A)	1,746	25,334
Scorpio Tankers, Inc.	16,932	33,187
SemGroup Corp., Class A (B)	4,266	91,292
Ship Finance International, Ltd. (B)	1,300	18,590
SilverBow Resources, Inc. (A)	324	9,428
SM Energy Company	5,733	103,366
SRC Energy, Inc. (A)	10,596	99,920
Stone Energy Corp. (A)	409	15,174
Teekay Corp. (B)	286	2,314
Teekay Tankers, Ltd., Class A (B)	9,278	11,011
Whiting Petroleum Corp. (A)	4,753	160,842
World Fuel Services Corp.	3,769	92,529
WPX Energy, Inc. (A)	28,555	422,043
		6,925,096
		10,352,021
Financials – 21.3%
Banks – 11.6%
1st Source Corp.	2,392	121,083
Access National Corp.	443	12,639
Allegiance Bancshares, Inc. (A)	308	12,058
American National Bankshares, Inc.	991	37,262
American River Bankshares	2,249	34,882
Ameris Bancorp	16,436	869,464
Arrow Financial Corp.	404	13,716
Associated Banc-Corp	17,400	432,390
Atlantic Capital Bancshares, Inc. (A)	667	12,073
Banc of California, Inc.	1,420	27,406
BancFirst Corp.	1,272	67,543
BancorpSouth Bank	2,714	86,305
Bank of Commerce Holdings	3,606	42,010
Bank of Marin Bancorp	271	18,685
BankUnited, Inc.	798	31,904
Banner Corp.	3,129	173,628
Bar Harbor Bankshares	2,109	58,461
BCB Bancorp, Inc.	1,477	23,115
Berkshire Hills Bancorp, Inc.	3,493	132,559
Blue Hills Bancorp, Inc.	703	14,658
BOK Financial Corp.	844	83,548
Boston Private Financial Holdings, Inc.	7,971	119,964
Bridge Bancorp, Inc.	1,057	35,462
Brookline Bancorp, Inc.	7,510	121,662
Bryn Mawr Bank Corp.	1,969	86,538
C&F Financial Corp.	627	32,980
California First National Bancorp	1,653	26,117
Camden National Corp.	1,722	76,629
Capital City Bank Group, Inc.	1,865	46,159
Carolina Financial Corp.	1,115	43,797
CenterState Bank Corp.	898	23,824
Central Pacific Financial Corp.	2,960	84,242
Century Bancorp, Inc., Class A	836	66,378
Chemical Financial Corp.	3,971	217,134
Chemung Financial Corp.	966	44,890
CIT Group, Inc.	3,701	190,602
City Holding Company	336	23,036
CNB Financial Corp.	1,962	57,075
Columbia Banking System, Inc.	5,076	212,938
Community Bank System, Inc.	3,093	165,661
Community Trust Bancorp, Inc.	1,888	85,338
ConnectOne Bancorp, Inc.	1,273	36,662
Customers Bancorp, Inc. (A)	1,685	49,118
CVB Financial Corp.	2,102	47,589
Eagle Bancorp, Inc. (A)	1,535	91,870
Enterprise Bancorp, Inc.	246	8,681
Enterprise Financial Services Corp.	1,453	68,146
Equity Bancshares, Inc., Class A (A)	697	27,295
Farmers Capital Bank Corp.	1,551	61,962
FCB Financial Holdings, Inc.,
Class A (A)	2,022	103,324
Fidelity Southern Corp.	3,081	71,079
Financial Institutions, Inc.	1,481	43,838
First Bancorp (NC)	3,205	114,258
First BanCorp (PR) (A)	30,569	184,025
First Bancorp, Inc.	1,769	49,497
First Busey Corp.	841	24,995
First Business Financial Services, Inc.	1,366	34,369
First Citizens BancShares, Inc., Class A	611	252,490
First Commonwealth Financial Corp.	10,189	143,971
First Community Bancshares, Inc.	2,201	65,700
First Connecticut Bancorp, Inc.	1,636	41,882
First Financial Bancorp	4,968	145,811
First Financial Corp.	1,128	46,925
First Financial Northwest, Inc.	1,100	18,425
First Foundation, Inc. (A)	1,677	31,092
First Hawaiian, Inc.	362	10,074
First Horizon National Corp.	1,095	20,619

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Internet Bancorp	377	$13,949
First Interstate BancSystem, Inc.,
Class A	1,946	76,964
First Merchants Corp.	3,883	161,921
First Mid-Illinois Bancshares, Inc.	349	12,721
First Midwest Bancorp, Inc.	7,500	184,425
First Northwest Bancorp (A)	800	13,512
Flushing Financial Corp.	3,421	92,230
FNB Corp.	18,182	244,548
Franklin Financial Network, Inc. (A)	633	20,636
Fulton Financial Corp.	13,097	232,472
German American Bancorp, Inc.	302	10,072
Great Southern Bancorp, Inc.	1,329	66,384
Great Western Bancorp, Inc.	3,593	144,690
Green Bancorp, Inc. (A)	558	12,416
Guaranty Bancorp	1,184	33,566
Hancock Holding Company	7,019	362,882
Hanmi Financial Corp.	3,082	94,772
Heartland Financial USA, Inc.	2,428	128,805
Heritage Commerce Corp.	2,225	36,668
Heritage Financial Corp.	1,481	45,319
Hilltop Holdings, Inc.	6,466	151,692
Home BancShares, Inc.	618	14,097
HomeTrust Bancshares, Inc. (A)	560	14,588
Hope Bancorp, Inc.	11,326	206,020
Horizon Bancorp	2,166	65,002
IBERIABANK Corp.	3,855	300,690
Independent Bank Corp. (MA)	823	58,886
Independent Bank Corp. (MI)	206	4,717
Independent Bank Group, Inc.	947	66,953
International Bancshares Corp.	6,888	267,943
Investors Bancorp, Inc.	28,834	393,296
Lakeland Bancorp, Inc.	4,261	84,581
LegacyTexas Financial Group, Inc.	3,326	142,419
Macatawa Bank Corp.	5,091	52,285
MainSource Financial Group, Inc.	3,025	122,966
MB Financial, Inc.	3,715	150,383
MBT Financial Corp.	3,223	34,647
Mercantile Bank Corp.	1,266	42,095
Midland States Bancorp, Inc.	670	21,145
MidSouth Bancorp, Inc.	1,822	23,048
MidWestOne Financial Group, Inc.	1,343	44,708
National Bank Holdings Corp., Class A	1,336	44,422
National Commerce Corp. (A)	524	22,820
NBT Bancorp, Inc.	3,823	135,640
Nicolet Bankshares, Inc. (A)	565	31,115
Northrim BanCorp, Inc.	1,530	52,862
Norwood Financial Corp. (B)	1,188	35,747
OFG Bancorp (B)	6,515	68,082
Old Line Bancshares, Inc.	601	19,833
Old National Bancorp	12,650	213,785
Old Second Bancorp, Inc.	2,721	37,822
Opus Bank	1,848	51,744
Pacific Mercantile Bancorp (A)	762	7,277
Pacific Premier Bancorp, Inc. (A)	268	10,774
PacWest Bancorp	9,702	480,540
Peapack Gladstone Financial Corp.	1,625	54,259
Penns Woods Bancorp, Inc.	792	33,510
Peoples Bancorp, Inc.	2,153	76,324
People’s United Financial, Inc.	33,652	627,946
People’s Utah Bancorp	518	16,731
Pinnacle Financial Partners, Inc.	10,027	643,733
Popular, Inc.	7,939	330,421
Premier Financial Bancorp, Inc.	2,257	42,003
Prosperity Bancshares, Inc.	6,185	449,217
QCR Holdings, Inc.	1,211	54,313
Renasant Corp.	4,029	171,474
Republic Bancorp, Inc., Class A	1,724	66,029
S&T Bancorp, Inc.	3,436	137,234
Sandy Spring Bancorp, Inc.	2,800	108,528
Seacoast Banking Corp. of Florida (A)	1,191	31,526
Shore Bancshares, Inc.	2,225	41,964
Sierra Bancorp	2,175	57,942
Simmons First National Corp., Class A	6,232	177,300
South State Corp.	2,627	224,083
Southern First Bancshares, Inc. (A)	237	10,547
Southern National Bancorp of
Virginia, Inc.	3,850	60,984
Southside Bancshares, Inc.	938	32,586
State Bank Financial Corp.	2,215	66,472
Sterling Bancorp	11,335	255,604
TCF Financial Corp.	13,116	299,176
Texas Capital Bancshares, Inc. (A)	6,654	598,195
The Bancorp, Inc. (A)	4,825	52,110
The First Bancshares, Inc.	311	10,030
The First of Long Island Corp.	1,039	28,521
Towne Bank	4,414	126,240
TriCo Bancshares	400	14,888
TriState Capital Holdings, Inc. (A)	1,242	28,877
Triumph Bancorp, Inc. (A)	997	41,076
Trustmark Corp.	6,295	196,152
Umpqua Holdings Corp.	20,754	444,343
Union Bankshares Corp.	4,542	166,737
United Bankshares, Inc.	5,846	206,072
United Community Banks, Inc.	5,084	160,909
Univest Corp. of Pennsylvania	2,460	68,142
Valley National Bancorp	20,233	252,103
Veritex Holdings, Inc. (A)	1,134	31,378
Washington Trust Bancorp, Inc.	444	23,865
WesBanco, Inc.	4,056	171,569
Wintrust Financial Corp.	1,362	117,200
		18,131,401
Capital markets – 1.2%
Cowen, Inc. (A)	5,088	67,162
Financial Engines, Inc.	2,609	91,315
GAIN Capital Holdings, Inc.	2,895	19,541
Greenhill & Company, Inc.	8,227	152,200
INTL. FCStone, Inc. (A)	1,705	72,769
Investment Technology Group, Inc.	2,461	48,580
Janus Henderson Group PLC	3,101	102,612
Legg Mason, Inc.	9,380	381,297
Oppenheimer Holdings, Inc., Class A	3,213	82,735
Piper Jaffray Companies	686	56,972
Stifel Financial Corp.	11,770	697,137
Virtus Investment Partners, Inc.	418	51,748
Waddell & Reed Financial, Inc., Class A	3,547	71,685
		1,895,753
Consumer finance – 1.4%
Asta Funding, Inc.	344	1,273
Encore Capital Group, Inc. (A)(B)	15,448	698,250
Enova International, Inc. (A)	1,914	42,204
EZCORP, Inc., Class A (A)	3,087	40,748
FirstCash, Inc.	1,470	119,438
Green Dot Corp., Class A (A)	3,160	202,746
LendingClub Corp. (A)	16,460	57,610
Navient Corp.	27,272	357,809
Nelnet, Inc., Class A	3,424	179,452
Nicholas Financial, Inc. (A)	75	680
OneMain Holdings, Inc. (A)	2,514	75,269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
PRA Group, Inc. (A)(B)	1,882	$71,516
Regional Management Corp. (A)	573	18,244
Santander Consumer USA Holdings, Inc.	18,561	302,544
SLM Corp. (A)	2,132	23,900
World Acceptance Corp. (A)	618	65,075
		2,256,758
Diversified financial services – 0.1%
Cannae Holdings, Inc. (A)	2,391	45,094
Marlin Business Services Corp.	1,698	48,138
NewStar Financial, Inc. (A)	5,739	2,825
On Deck Capital, Inc. (A)	2,096	11,717
Voya Financial, Inc.	933	47,117
		154,891
Insurance – 5.1%
Ambac Financial Group, Inc. (A)	1,536	24,084
American Equity Investment Life
Holding Company	8,399	246,595
American National Insurance Company	1,733	202,692
AMERISAFE, Inc.	202	11,161
AmTrust Financial Services, Inc.	9,166	112,833
Argo Group International Holdings, Ltd.	3,591	206,149
Aspen Insurance Holdings, Ltd.	6,285	281,882
Assurant, Inc.	5,658	517,198
Assured Guaranty, Ltd.	12,060	436,572
Axis Capital Holdings, Ltd.	6,325	364,130
Baldwin & Lyons, Inc., Class B	1,154	25,388
CNO Financial Group, Inc.	16,225	351,596
Donegal Group, Inc., Class A	2,876	45,441
EMC Insurance Group, Inc.	2,830	76,636
Employers Holdings, Inc.	2,717	109,903
Enstar Group, Ltd. (A)	779	163,785
FBL Financial Group, Inc., Class A	3,170	219,840
Federated National Holding Company	1,090	17,189
First American Financial Corp.	2,261	132,675
Genworth Financial, Inc., Class A (A)	14,291	40,444
Global Indemnity, Ltd.	2,645	91,305
Greenlight Capital Re, Ltd., Class A (A)	2,616	41,987
Hallmark Financial Services, Inc. (A)	4,008	35,751
HCI Group, Inc.	297	11,334
Heritage Insurance Holdings, Inc. (B)	16,840	255,294
Horace Mann Educators Corp.	3,837	164,032
Independence Holding Company	3,036	108,233
Infinity Property & Casualty Corp.	441	52,214
Investors Title Company	189	37,781
James River Group Holdings, Ltd.	653	23,162
Kemper Corp.	5,415	308,655
Maiden Holdings, Ltd.	7,320	47,580
MBIA, Inc. (A)	10,848	100,452
Mercury General Corp.	1,847	84,722
National General Holdings Corp.	4,343	105,578
National Western Life Group, Inc.,
Class A	221	67,378
Old Republic International Corp.	20,494	439,596
ProAssurance Corp.	1,778	86,322
RenaissanceRe Holdings, Ltd.	2,986	413,591
Safety Insurance Group, Inc.	1,060	81,461
Selective Insurance Group, Inc.	3,703	224,772
State Auto Financial Corp.	4,187	119,623
Stewart Information Services Corp.	2,162	94,998
The Hanover Insurance Group, Inc.	3,043	358,739
The Navigators Group, Inc.	3,786	218,263
Third Point Reinsurance, Ltd. (A)	2,292	31,973
United Fire Group, Inc.	2,597	124,292
United Insurance Holdings Corp.	1,482	28,365
Validus Holdings, Ltd.	7,341	495,150
White Mountains Insurance Group, Ltd.	178	146,409
		7,985,205
Thrifts and mortgage finance – 1.9%
BankFinancial Corp.	2,146	36,439
Beneficial Bancorp, Inc.	4,499	69,959
Capitol Federal Financial, Inc.	13,078	161,513
Clifton Bancorp, Inc.	686	10,736
Dime Community Bancshares, Inc.	3,601	66,258
ESSA Bancorp, Inc.	897	13,159
Federal Agricultural Mortgage Corp.,
Class C	1,163	101,204
First Defiance Financial Corp.	1,110	63,625
Flagstar Bancorp, Inc. (A)	5,241	185,531
Hingham Institution for Savings	106	21,836
Home Bancorp, Inc.	902	38,939
HomeStreet, Inc. (A)	1,732	49,622
HopFed Bancorp, Inc.	1,799	26,086
Kearny Financial Corp.	4,544	59,072
Meridian Bancorp, Inc.	1,625	32,744
Meta Financial Group, Inc.	965	105,378
Nationstar Mortgage Holdings, Inc. (A)	1,877	33,711
New York Community Bancorp, Inc.	28,861	376,059
NMI Holdings, Inc., Class A (A)	3,254	53,854
Northfield Bancorp, Inc.	4,819	75,225
Northwest Bancshares, Inc.	8,845	146,473
OceanFirst Financial Corp.	1,393	37,263
Oritani Financial Corp.	4,658	71,500
PHH Corp. (A)	4,488	46,944
Provident Financial Holdings, Inc.	1,778	32,164
Provident Financial Services, Inc.	4,435	113,492
Prudential Bancorp, Inc.	1,696	30,765
Radian Group, Inc.	9,531	181,470
Riverview Bancorp, Inc.	5,483	51,211
SI Financial Group, Inc.	2,433	35,035
Southern Missouri Bancorp, Inc.	1,012	37,039
Territorial Bancorp, Inc.	1,722	51,075
TierOne Corp. (A)(C)	2,328	1
TrustCo Bank Corp.	9,134	77,182
United Community Financial Corp.	4,635	45,701
United Financial Bancorp, Inc.	4,950	80,190
Walker & Dunlop, Inc.	1,284	76,295
Washington Federal, Inc.	2,236	77,366
Waterstone Financial, Inc.	3,099	53,613
Western New England Bancorp, Inc.	4,739	50,470
WSFS Financial Corp.	1,744	83,538
		2,959,737
		33,383,745
Health care – 10.2%
Biotechnology – 2.3%
Achillion Pharmaceuticals, Inc. (A)	7,773	28,838
Acorda Therapeutics, Inc. (A)	3,542	83,768
Adverum Biotechnologies, Inc. (A)	5,950	34,510
AMAG Pharmaceuticals, Inc. (A)	1,505	30,326
Amicus Therapeutics, Inc. (A)	30,701	461,743
Aptevo Therapeutics, Inc. (A)	2,502	8,182
Celldex Therapeutics, Inc. (A)	7,652	17,829
Chimerix, Inc. (A)	2,352	12,230
Concert Pharmaceuticals, Inc. (A)	419	9,595
DBV Technologies SA, ADR (A)	14,574	336,222
Emergent BioSolutions, Inc. (A)	2,728	143,629
Global Blood Therapeutics, Inc. (A)	12,228	590,612
Myriad Genetics, Inc. (A)	700	20,685
Neurocrine Biosciences, Inc. (A)	8,462	701,754

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Otonomy, Inc. (A)	1,716	$7,207
PDL BioPharma, Inc. (A)	10,320	30,341
Portola Pharmaceuticals, Inc. (A)	11,484	375,067
Repligen Corp. (A)	952	34,443
Retrophin, Inc. (A)	18,893	422,447
United Therapeutics Corp. (A)	1,627	182,810
Zafgen, Inc. (A)	5,073	37,794
		3,570,032
Health care equipment and supplies – 2.7%
Analogic Corp.	1,049	100,599
AngioDynamics, Inc. (A)	6,177	106,553
Anika Therapeutics, Inc. (A)	234	11,634
Cardiovascular Systems, Inc. (A)	14,155	310,419
CONMED Corp.	3,232	204,683
CryoLife, Inc. (A)	4,002	80,240
Endologix, Inc. (A)	23,010	97,332
Globus Medical, Inc., Class A (A)	20,092	1,000,983
Haemonetics Corp. (A)	2,060	150,710
Halyard Health, Inc. (A)	3,800	175,104
ICU Medical, Inc. (A)	3,869	976,536
Integer Holdings Corp. (A)	3,335	188,594
Invacare Corp. (B)	3,396	59,090
Kewaunee Scientific Corp.	83	2,826
LivaNova PLC (A)	1,397	123,635
MedCath Corp. (A)(C)	3,806	1,903
Merit Medical Systems, Inc. (A)	3,935	178,452
Natus Medical, Inc. (A)	1,013	34,087
Nuvectra Corp. (A)	1,111	14,465
Orthofix International NV (A)	241	14,166
RTI Surgical, Inc. (A)	4,931	22,683
SeaSpine Holdings Corp. (A)	580	5,881
Wright Medical Group NV (A)	22,856	453,463
		4,314,038
Health care providers and services – 1.8%
Acadia Healthcare Company, Inc. (A)	14,736	577,356
Aceto Corp.	2,914	22,146
Addus HomeCare Corp. (A)	1,724	83,873
Almost Family, Inc. (A)	1,286	72,016
Brookdale Senior Living, Inc. (A)	14,058	94,329
Community Health Systems, Inc. (A)(B)	7,907	31,312
Cross Country Healthcare, Inc. (A)	2,734	30,375
Digirad Corp.	3,100	4,805
Envision Healthcare Corp. (A)	7,326	281,538
Five Star Senior Living, Inc. (A)	1,834	2,384
Kindred Healthcare, Inc. (A)	9,022	82,551
LHC Group, Inc. (A)	2,286	140,726
LifePoint Health, Inc. (A)	4,269	200,643
Magellan Health, Inc. (A)	2,490	266,679
MEDNAX, Inc. (A)	5,228	290,834
National HealthCare Corp.	2,084	124,269
Owens & Minor, Inc.	5,919	92,040
Premier, Inc., Class A (A)(B)	1,546	48,405
Quorum Health Corp. (A)	2,853	23,338
Select Medical Holdings Corp. (A)	14,178	244,571
Surgery Partners, Inc. (A)	814	13,960
The Ensign Group, Inc.	1,260	33,138
The Providence Service Corp. (A)	722	49,919
Triple-S Management Corp., Class B (A)	2,626	68,644
		2,879,851
Health care technology – 1.0%
Allscripts Healthcare Solutions, Inc. (A)	834	10,300
Cotiviti Holdings, Inc. (A)	17,211	592,747
Evolent Health, Inc., Class A (A)(B)	1,142	16,274
HealthStream, Inc.	1,369	33,992
HMS Holdings Corp. (A)	3,857	64,952
Medidata Solutions, Inc. (A)	12,414	779,723
Micron Solutions, Inc. (A)	200	762
Quality Systems, Inc. (A)	878	11,985
		1,510,735
Life sciences tools and services – 0.7%
Bruker Corp.	12,184	364,545
Harvard Bioscience, Inc. (A)	6,562	32,810
Luminex Corp.	2,011	42,372
Syneos Health, Inc. (A)	16,427	583,159
		1,022,886
Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals, Inc. (A)	2,759	51,731
ANI Pharmaceuticals, Inc. (A)	478	27,829
Catalent, Inc. (A)	21,675	889,976
Cumberland Pharmaceuticals, Inc. (A)(B)	956	6,386
Depomed, Inc. (A)	2,796	18,426
Dova Pharmaceuticals, Inc. (A)	14,822	401,973
Endo International PLC (A)	12,165	72,260
FRD Acquisition Company (A)(C)	5,160	3,493
Horizon Pharma PLC (A)	4,465	63,403
Impax Laboratories, Inc. (A)	23,374	454,624
Mallinckrodt PLC (A)	6,663	96,480
Melinta Therapeutics, Inc. (A)(B)	1,105	8,177
Prestige Brands Holdings, Inc. (A)	1,934	65,214
Taro Pharmaceutical Industries, Ltd. (A)	303	29,918
Zogenix, Inc. (A)	12,998	520,570
		2,710,460
		16,008,002
Industrials – 21.3%
Aerospace and defense – 2.3%
AAR Corp.	4,565	201,362
Aerovironment, Inc. (A)	547	24,894
CPI Aerostructures, Inc. (A)	1,400	13,650
Cubic Corp.	9,964	633,710
Curtiss-Wright Corp.	927	125,210
Ducommun, Inc. (A)	2,274	69,084
Engility Holdings, Inc. (A)	2,470	60,268
Esterline Technologies Corp. (A)	2,214	161,954
HEICO Corp.	14,286	1,240,168
KLX, Inc. (A)	4,664	331,424
Mercury Systems, Inc. (A)	3,184	153,851
Moog, Inc., Class A (A)	2,543	209,569
National Presto Industries, Inc. (B)	244	22,875
Orbital ATK, Inc.	372	49,331
SIFCO Industries, Inc. (A)	1,000	5,522
Sparton Corp. (A)	2,053	35,743
The KeyW Holding Corp. (A)	1,918	15,075
Triumph Group, Inc.	4,181	105,361
Vectrus, Inc. (A)	325	12,103
Wesco Aircraft Holdings, Inc. (A)	7,177	73,564
		3,544,718
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	1,682	39,224
Atlas Air Worldwide Holdings, Inc. (A)	3,290	198,881
Echo Global Logistics, Inc. (A)	2,257	62,293
Forward Air Corp.	956	50,534
Hub Group, Inc., Class A (A)	4,316	180,625
Radiant Logistics, Inc. (A)	1,875	7,256
XPO Logistics, Inc. (A)	5,668	577,059
		1,115,872
Airlines – 0.9%
Alaska Air Group, Inc.	2,783	172,435

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Copa Holdings SA, Class A	905	$116,410
Hawaiian Holdings, Inc.	1,992	77,090
JetBlue Airways Corp. (A)	27,591	560,649
SkyWest, Inc.	4,751	258,454
Spirit Airlines, Inc. (A)	4,337	163,852
		1,348,890
Building products – 1.2%
Apogee Enterprises, Inc.	1,089	47,208
Armstrong Flooring, Inc. (A)	1,831	24,847
CSW Industrials, Inc. (A)	371	16,714
Gibraltar Industries, Inc. (A)	4,144	140,274
Griffon Corp.	6,971	127,221
Insteel Industries, Inc.	1,989	54,956
JELD-WEN Holding, Inc. (A)	11,539	353,324
Masonite International Corp. (A)	171	10,491
Owens Corning	5,886	473,234
Quanex Building Products Corp.	3,929	68,365
Simpson Manufacturing Company, Inc.	4,345	250,229
Universal Forest Products, Inc.	6,426	208,524
USG Corp. (A)	2,274	91,915
		1,867,302
Commercial services and supplies – 2.0%
ABM Industries, Inc.	6,128	205,165
ACCO Brands Corp.	7,990	100,275
Acme United Corp.	733	15,276
ARC Document Solutions, Inc. (A)	3,098	6,816
Brady Corp., Class A	1,456	54,090
CECO Environmental Corp.	1,395	6,208
Civeo Corp. (A)	8,078	30,454
Clean Harbors, Inc. (A)	3,206	156,485
Ennis, Inc.	3,208	63,198
Essendant, Inc.	3,431	26,762
Healthcare Services Group, Inc.	11,131	483,976
Heritage-Crystal Clean, Inc. (A)	1,877	44,203
HNI Corp.	1,314	47,422
Hudson Technologies, Inc. (A)(B)	3,750	18,525
InnerWorkings, Inc. (A)	3,056	27,657
LSC Communications, Inc.	1,500	26,175
Matthews International Corp., Class A	1,190	60,214
McGrath RentCorp	3,033	162,842
Mobile Mini, Inc.	4,727	205,625
Multi-Color Corp.	326	21,532
NL Industries, Inc. (A)	3,260	25,591
Ritchie Brothers Auctioneers, Inc.	23,577	741,968
SP Plus Corp. (A)	1,277	45,461
Steelcase, Inc., Class A	3,180	43,248
Team, Inc. (A)(B)	2,106	28,958
Tetra Tech, Inc.	5,782	283,029
UniFirst Corp.	441	71,288
Viad Corp.	2,118	111,089
Virco Manufacturing Corp.	1,200	4,920
VSE Corp.	1,368	70,753
		3,189,205
Construction and engineering – 2.2%
AECOM (A)	14,815	527,858
Aegion Corp. (A)	3,621	82,957
Ameresco, Inc., Class A (A)	5,087	66,131
Argan, Inc.	604	25,942
Chicago Bridge & Iron Company NV	3,567	51,365
Dycom Industries, Inc. (A)	4,735	509,628
EMCOR Group, Inc.	1,527	118,999
Granite Construction, Inc.	3,565	199,141
Great Lakes Dredge & Dock Corp. (A)	13,300	61,180
IES Holdings, Inc. (A)	237	3,591
Jacobs Engineering Group, Inc.	9,788	578,960
KBR, Inc.	4,221	68,338
Layne Christensen Company (A)	3,312	49,415
MasTec, Inc. (A)	4,355	204,903
MYR Group, Inc. (A)	2,443	75,293
Northwest Pipe Company (A)	1,706	29,514
NV5 Global, Inc. (A)	290	16,168
Orion Group Holdings, Inc. (A)	4,263	28,093
Primoris Services Corp.	2,946	73,591
Quanta Services, Inc. (A)	14,425	495,499
Sterling Construction Company, Inc. (A)	3,771	43,216
Tutor Perini Corp. (A)	6,222	137,195
Valmont Industries, Inc.	347	50,766
		3,497,743
Electrical equipment – 0.6%
Allied Motion Technologies, Inc.	600	23,850
AZZ, Inc.	840	36,708
Babcock & Wilcox Enterprises, Inc. (A)	3,150	13,766
Encore Wire Corp.	2,766	156,832
LSI Industries, Inc.	4,131	33,502
Powell Industries, Inc.	1,244	33,389
Preformed Line Products Company	984	64,049
Regal Beloit Corp.	3,866	283,571
Sunrun, Inc. (A)(B)	1,551	13,850
Thermon Group Holdings, Inc. (A)	12,746	285,638
Ultralife Corp. (A)	1,984	19,840
		964,995
Industrial conglomerates – 0.1%
Carlisle Companies, Inc.	836	87,287
Machinery – 4.7%
Actuant Corp., Class A	1,269	29,504
AGCO Corp.	4,516	292,863
Alamo Group, Inc.	1,644	180,676
Albany International Corp., Class A	2,787	174,745
American Railcar Industries, Inc. (B)	2,426	90,757
Astec Industries, Inc.	2,911	160,629
Barnes Group, Inc.	3,320	198,835
Briggs & Stratton Corp.	4,976	106,536
Chart Industries, Inc. (A)	3,324	196,216
CIRCOR International, Inc.	1,614	68,853
Colfax Corp. (A)	9,998	318,936
Columbus McKinnon Corp.	2,978	106,732
DMC Global, Inc.	960	25,680
ESCO Technologies, Inc.	3,287	192,454
Federal Signal Corp.	6,669	146,851
Franklin Electric Company, Inc.	1,522	62,022
FreightCar America, Inc.	735	9,849
Gencor Industries, Inc. (A)	2,100	33,810
Graham Corp.	333	7,133
Hardinge, Inc.	1,500	27,480
Hurco Companies, Inc.	1,054	48,379
Hyster-Yale Materials Handling, Inc.	970	67,832
ITT, Inc.	3,150	154,287
John Bean Technologies Corp.	6,613	749,914
Kadant, Inc.	218	20,601
Kennametal, Inc.	1,872	75,180
LB Foster Company, Class A (A)	1,699	40,011
Lydall, Inc. (A)	338	16,309
Miller Industries, Inc.	2,106	52,650
NN, Inc.	2,376	57,024
Oshkosh Corp.	785	60,657
Park-Ohio Holdings Corp.	749	29,099
Perma-Pipe International
Holdings, Inc. (A)	1,100	9,955

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Rexnord Corp. (A)	1,271	$37,723
Snap-on, Inc.	1,612	237,834
Spartan Motors, Inc.	51,651	888,397
SPX FLOW, Inc. (A)	2,346	115,400
Sun Hydraulics Corp.	10,087	540,260
Terex Corp.	1,593	59,594
The Eastern Company	1,471	41,924
The Gorman-Rupp Company	826	24,161
The Greenbrier Companies, Inc. (B)	3,369	169,292
The LS Starrett Company, Class A	1,530	10,328
The Manitowoc Company, Inc. (A)	2,882	82,022
The Timken Company	1,581	72,094
Titan International, Inc.	3,936	49,633
TriMas Corp. (A)	1,856	48,720
Trinity Industries, Inc.	15,485	505,276
Twin Disc, Inc. (A)	1,650	35,871
Wabash National Corp.	3,712	77,247
Woodward, Inc.	8,521	610,615
		7,418,850
Marine – 0.4%
Costamare, Inc. (B)	3,754	23,425
Eagle Bulk Shipping, Inc. (A)	2,757	13,647
Genco Shipping & Trading, Ltd. (A)	1,028	14,618
Kirby Corp. (A)	5,111	393,291
Matson, Inc.	3,414	97,777
Scorpio Bulkers, Inc.	2,266	15,975
		558,733
Professional services – 2.6%
Acacia Research Corp. (A)	2,172	7,602
ASGN, Inc. (A)	3,404	278,720
CBIZ, Inc. (A)	7,630	139,248
CRA International, Inc.	1,251	65,415
Exponent, Inc.	11,414	897,711
Forrester Research, Inc.	14,313	593,274
FTI Consulting, Inc. (A)	3,487	168,806
GP Strategies Corp. (A)	1,125	25,481
Heidrick & Struggles International, Inc.	2,683	83,844
Hill International, Inc. (A)	7,053	40,202
Huron Consulting Group, Inc. (A)	1,611	61,379
ICF International, Inc.	2,514	146,943
Kelly Services, Inc., Class A	4,830	140,263
Korn/Ferry International	5,632	290,555
ManpowerGroup, Inc.	2,479	285,333
Mistras Group, Inc. (A)	1,232	23,334
Navigant Consulting, Inc. (A)	5,797	111,534
RCM Technologies, Inc.	300	1,731
Resources Connection, Inc.	5,520	89,424
RPX Corp.	4,949	52,905
TrueBlue, Inc. (A)	2,519	65,242
WageWorks, Inc. (A)	12,573	568,300
		4,137,246
Road and rail – 1.6%
AMERCO	894	308,519
ArcBest Corp.	3,836	122,944
Celadon Group, Inc.	5,529	20,457
Covenant Transportation Group, Inc.,
Class A (A)	1,513	45,133
Genesee & Wyoming, Inc., Class A (A)	5,038	356,640
Hertz Global Holdings, Inc. (A)(B)	2,399	47,620
Knight-Swift Transportation
Holdings, Inc.	11,192	514,944
Marten Transport, Ltd.	6,937	158,164
P.A.M. Transportation Services, Inc. (A)	975	35,441
Patriot Transportation Holding, Inc. (A)	450	8,352
Roadrunner Transportation
Systems, Inc. (A)	2,098	5,329
Ryder System, Inc.	5,278	384,186
Saia, Inc. (A)	2,207	165,856
Schneider National, Inc., Class B (B)	814	21,213
USA Truck, Inc. (A)	1,375	35,049
Werner Enterprises, Inc.	5,765	210,423
		2,440,270
Trading companies and distributors – 2.0%
Air Lease Corp.	10,421	444,143
Aircastle, Ltd.	4,971	98,724
Beacon Roofing Supply, Inc. (A)	1,700	90,219
BMC Stock Holdings, Inc. (A)	2,274	44,457
CAI International, Inc. (A)	3,456	73,475
DXP Enterprises, Inc. (A)	661	25,746
GATX Corp. (B)	4,160	284,918
Houston Wire & Cable Company (A)	3,039	22,261
Kaman Corp.	2,465	153,126
Lawson Products, Inc. (A)	591	14,923
MRC Global, Inc. (A)	2,745	45,128
Nexeo Solutions, Inc. (A)	3,165	33,866
NOW, Inc. (A)(B)	9,114	93,145
Rush Enterprises, Inc., Class A (A)	3,243	137,795
Rush Enterprises, Inc., Class B (A)	2,821	113,912
SiteOne Landscape Supply, Inc. (A)	12,249	943,663
Textainer Group Holdings, Ltd. (A)	495	8,390
Titan Machinery, Inc. (A)	2,816	66,345
Transcat, Inc. (A)	1,532	23,976
Triton International, Ltd.	5,250	160,650
Veritiv Corp. (A)	889	34,849
WESCO International, Inc. (A)	4,092	253,909
Willis Lease Finance Corp. (A)	406	13,918
		3,181,538
Transportation infrastructure – 0.0%
Macquarie Infrastructure Corp.	1,486	54,878
		33,407,527
Information technology – 14.7%
Communications equipment – 1.1%
ADTRAN, Inc.	5,269	81,933
ARRIS International PLC (A)	9,314	247,473
Black Box Corp.	2,530	5,060
Calix, Inc. (A)	5,847	40,052
Ciena Corp. (A)	5,258	136,182
Communications Systems, Inc.	1,800	6,606
Comtech Telecommunications Corp.	3,221	96,276
Digi International, Inc. (A)	4,813	49,574
EchoStar Corp., Class A (A)	4,430	233,771
Finisar Corp. (A)	7,372	116,551
Harmonic, Inc. (A)	4,356	16,553
Infinera Corp. (A)	8,291	90,040
InterDigital, Inc.	1,773	130,493
NETGEAR, Inc. (A)	3,703	211,812
NetScout Systems, Inc. (A)	5,458	143,818
Optical Cable Corp. (A)	931	2,700
RELM Wireless Corp.	2,100	8,295
TESSCO Technologies, Inc.	1,750	40,513
Viavi Solutions, Inc. (A)	6,600	64,152
		1,721,854
Electronic equipment, instruments and components – 4.2%
ADDvantage Technologies
Group, Inc. (A)	428	548
Anixter International, Inc. (A)	2,372	179,679
Arrow Electronics, Inc. (A)	9,245	712,050

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Avnet, Inc.	12,911	$539,163
AVX Corp.	14,148	234,149
Bel Fuse, Inc., Class B	1,641	31,015
Belden, Inc.	424	29,231
Benchmark Electronics, Inc.	5,463	163,071
Control4 Corp. (A)	955	20,513
CTS Corp.	3,610	98,192
Daktronics, Inc.	3,929	34,614
Electro Scientific Industries, Inc. (A)	4,104	79,330
ePlus, Inc. (A)	1,186	92,152
Fabrinet (A)	3,520	110,458
FARO Technologies, Inc. (A)	838	48,939
Frequency Electronics, Inc. (A)	1,783	15,601
II-VI, Inc. (A)	4,310	176,279
Insight Enterprises, Inc. (A)	4,260	148,802
Jabil, Inc.	17,909	514,526
KEMET Corp. (A)	4,206	76,255
Key Tronic Corp. (A)	1,900	13,224
Kimball Electronics, Inc. (A)	5,006	80,847
Knowles Corp. (A)	6,866	86,443
Methode Electronics, Inc.	1,177	46,021
MTS Systems Corp.	201	10,382
Novanta, Inc. (A)	1,240	64,666
OSI Systems, Inc. (A)	1,504	98,166
PAR Technology Corp. (A)	3,132	44,130
Park Electrochemical Corp.	3,038	51,160
PC Connection, Inc.	3,952	98,800
PCM, Inc. (A)	3,055	25,357
Plexus Corp. (A)	3,089	184,506
RF Industries, Ltd.	120	552
Richardson Electronics, Ltd.	2,384	18,953
Rogers Corp. (A)	1,516	181,223
Sanmina Corp. (A)	7,733	202,218
ScanSource, Inc. (A)	2,542	90,368
SMTC Corp. (A)	490	1,107
SYNNEX Corp.	2,965	351,056
Systemax, Inc.	487	13,904
Tech Data Corp. (A)	3,522	299,828
TTM Technologies, Inc. (A)	11,753	179,703
VeriFone Systems, Inc. (A)	4,184	64,350
Vishay Intertechnology, Inc.	15,446	287,296
Vishay Precision Group, Inc. (A)	1,686	52,519
Zebra Technologies Corp., Class A (A)	5,038	701,239
		6,552,585
Internet software and services – 1.3%
Blucora, Inc. (A)	6,814	167,624
Cars.com, Inc. (A)	6,379	180,717
DHI Group, Inc. (A)	5,212	8,339
Liquidity Services, Inc. (A)	1,691	10,992
LogMeIn, Inc.	7,287	842,013
Mimecast, Ltd. (A)	17,030	603,373
Reis, Inc.	300	6,435
TechTarget, Inc. (A)	7,344	145,999
The Meet Group, Inc. (A)	2,642	5,522
XO Group, Inc. (A)	1,176	24,402
		1,995,416
IT services – 2.0%
Acxiom Corp. (A)	3,006	68,266
Blackhawk Network Holdings, Inc. (A)	2,174	97,178
CACI International, Inc., Class A (A)	1,477	223,544
Cardtronics PLC, Class A (A)	1,986	44,308
Convergys Corp.	7,764	175,622
DST Systems, Inc.	2,029	169,726
EPAM Systems, Inc. (A)	9,356	1,071,449
ExlService Holdings, Inc. (A)	7,221	402,715
ManTech International Corp., Class A	2,961	164,247
MAXIMUS, Inc.	6,218	414,989
Perficient, Inc. (A)	2,608	59,775
StarTek, Inc. (A)	1,233	12,059
Steel Connect, Inc. (A)	216	458
Sykes Enterprises, Inc. (A)	5,468	158,244
Virtusa Corp. (A)	791	38,332
		3,100,912
Semiconductors and semiconductor equipment – 3.2%
Alpha & Omega Semiconductor, Ltd. (A)	3,869	59,776
Amkor Technology, Inc. (A)	19,605	198,599
Axcelis Technologies, Inc. (A)	3,360	82,656
AXT, Inc. (A)	4,229	30,660
Brooks Automation, Inc.	5,447	147,505
Cabot Microelectronics Corp.	6,658	713,138
Cirrus Logic, Inc. (A)	1,828	74,272
Cohu, Inc.	4,192	95,620
Cree, Inc. (A)	8,435	340,015
Diodes, Inc. (A)	3,753	114,316
DSP Group, Inc. (A)	1,726	20,367
Entegris, Inc.	2,390	83,172
First Solar, Inc. (A)	1,322	93,836
FormFactor, Inc. (A)	1,299	17,731
GSI Technology, Inc. (A)	3,507	25,987
Kulicke & Soffa Industries, Inc. (A)	8,404	210,184
MACOM Technology Solutions
Holdings, Inc. (A)(B)	16,977	281,818
MKS Instruments, Inc.	1,405	162,488
Nanometrics, Inc. (A)	1,358	36,530
NeoPhotonics Corp. (A)(B)	3,808	26,085
ON Semiconductor Corp. (A)	2,405	58,826
PDF Solutions, Inc. (A)	2,193	25,570
Photronics, Inc. (A)	10,302	84,992
Power Integrations, Inc.	10,313	704,894
Rambus, Inc. (A)	5,178	69,541
Rudolph Technologies, Inc. (A)	3,587	99,360
Sigma Designs, Inc. (A)	7,902	48,992
Silicon Laboratories, Inc. (A)	9,298	835,890
Synaptics, Inc. (A)	1,879	85,927
Ultra Clean Holdings, Inc. (A)	2,706	52,091
Veeco Instruments, Inc. (A)	2,996	50,932
Xcerra Corp. (A)	6,686	77,892
Xperi Corp.	1,956	41,369
		5,051,031
Software – 2.6%
Aware, Inc. (A)	2,160	8,964
Blackbaud, Inc.	7,940	808,371
Bottomline Technologies, Inc. (A)	12,231	473,951
HubSpot, Inc. (A)	8,991	973,725
MicroStrategy, Inc., Class A (A)	177	22,831
Monotype Imaging Holdings, Inc.	1,489	33,428
Rapid7, Inc. (A)	24,449	625,161
RealNetworks, Inc. (A)	766	2,344
Seachange International, Inc. (A)	5,428	14,710
Synchronoss Technologies, Inc. (A)	2,743	28,939
Telenav, Inc. (A)	3,350	18,090
The Rubicon Project, Inc. (A)	4,652	8,374
TiVo Corp.	6,381	86,463
Tyler Technologies, Inc. (A)	4,791	1,010,709
VASCO Data Security
International, Inc. (A)	1,667	21,588

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Verint Systems, Inc. (A)	1,228	$52,313
		4,189,961
Technology hardware, storage and peripherals – 0.3%
AstroNova, Inc.	1,439	22,305
Cray, Inc. (A)	2,355	48,749
Electronics For Imaging, Inc. (A)	5,466	149,386
Stratasys, Ltd. (A)	2,906	58,643
Super Micro Computer, Inc. (A)	4,794	81,498
Xerox Corp.	5,743	165,284
		525,865
		23,137,624
Materials – 5.4%
Chemicals – 2.4%
American Vanguard Corp.	2,118	42,784
Ashland Global Holdings, Inc.	183	12,772
Balchem Corp.	9,910	810,143
Cabot Corp.	1,121	62,462
Core Molding Technologies, Inc.	1,000	17,830
Flotek Industries, Inc. (A)	1,771	10,803
FutureFuel Corp.	4,276	51,269
Hawkins, Inc.	730	25,660
HB Fuller Company	3,426	170,375
Huntsman Corp.	4,571	133,702
Innophos Holdings, Inc.	1,309	52,635
Innospec, Inc.	1,994	136,788
Intrepid Potash, Inc. (A)	5,049	18,378
KMG Chemicals, Inc.	390	23,381
Kraton Corp. (A)	3,085	147,185
LSB Industries, Inc. (A)(B)	567	3,476
Minerals Technologies, Inc.	2,502	167,509
Olin Corp.	5,276	160,338
Platform Specialty Products Corp. (A)	14,525	139,876
PolyOne Corp.	19,885	845,510
Stepan Company	1,533	127,515
The Mosaic Company	20,522	498,274
Trecora Resources (A)	2,774	37,726
Tredegar Corp.	1,654	29,689
Tronox, Ltd., Class A	4,982	91,868
		3,817,948
Construction materials – 0.0%
United States Lime & Minerals, Inc.	686	50,201
Containers and packaging – 0.2%
Bemis Company, Inc.	1,790	77,901
Greif, Inc., Class A	1,678	87,676
Greif, Inc., Class B	498	29,009
Sonoco Products Company	3,035	147,198
		341,784
Metals and mining – 1.6%
Alcoa Corp. (A)	5,734	257,801
Allegheny Technologies, Inc. (A)	4,065	96,259
Ampco-Pittsburgh Corp.	1,644	14,632
Carpenter Technology Corp.	4,255	187,731
Century Aluminum Company (A)	4,024	66,557
Coeur Mining, Inc. (A)	4,144	33,152
Commercial Metals Company	5,611	114,801
Ferroglobe PLC (A)	3,057	32,802
Friedman Industries, Inc.	1,511	8,870
Haynes International, Inc.	458	16,996
Hecla Mining Company	35,139	128,960
Materion Corp.	2,976	151,925
Olympic Steel, Inc.	2,383	48,875
Reliance Steel & Aluminum Company	7,223	619,300
Schnitzer Steel Industries, Inc., Class A	4,262	137,876
SunCoke Energy, Inc. (A)	6,433	69,219
Synalloy Corp.	2,039	29,260
TimkenSteel Corp. (A)	2,689	40,846
United States Steel Corp.	8,476	298,270
Universal Stainless & Alloy
Products, Inc. (A)	1,562	42,955
Worthington Industries, Inc.	1,615	69,316
		2,466,403
Paper and forest products – 1.2%
Boise Cascade Company	2,384	92,022
Clearwater Paper Corp. (A)	1,597	62,443
Domtar Corp.	6,778	288,336
KapStone Paper and Packaging Corp.	26,643	914,121
Louisiana-Pacific Corp.	4,069	117,065
Mercer International, Inc.	10,058	125,222
PH Glatfelter Company	4,610	94,643
Resolute Forest Products, Inc. (A)	9,682	80,361
Schweitzer-Mauduit International, Inc.	1,971	77,165
Verso Corp., Class A (A)	1,405	23,660
		1,875,038
		8,551,374
Real estate – 1.2%
Equity real estate investment trusts – 0.8%
Alexander & Baldwin, Inc.	3,499	80,932
QTS Realty Trust, Inc., Class A	15,019	543,988
STAG Industrial, Inc.	25,640	613,309
		1,238,229
Real estate management and development – 0.4%
Consolidated-Tomoka Land Company	178	11,187
Forestar Group, Inc. (A)(B)	155	3,278
FRP Holdings, Inc. (A)	982	54,992
Griffin Industrial Realty, Inc.	892	33,477
Kennedy-Wilson Holdings, Inc.	5,377	93,560
Rafael Holdings, Inc., Class B (A)	500	2,425
RE/MAX Holdings, Inc., Class A	493	29,802
Realogy Holdings Corp. (B)	9,825	268,026
Stratus Properties, Inc. (A)	1,025	30,955
Tejon Ranch Company (A)	1,709	39,495
The Howard Hughes Corp. (A)	324	45,078
The St. Joe Company (A)	1,296	24,430
		636,705
		1,874,934
Telecommunication services – 0.5%
Diversified telecommunication services – 0.2%
ATN International, Inc.	1,524	90,861
Consolidated Communications
Holdings, Inc. (B)	2,508	27,488
Frontier Communications Corp. (B)	7,744	57,460
Hawaiian Telcom Holdco, Inc. (A)	1,868	49,838
IDT Corp., Class B (A)	1,000	6,270
Iridium Communications, Inc. (A)(B)	9,684	108,945
Windstream Holdings, Inc. (B)	6,907	9,739
		350,601
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	3,863	57,752
Telephone & Data Systems, Inc.	9,768	273,797
United States Cellular Corp. (A)	3,059	122,941
		454,490
		805,091

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 0.2%
Independent power and renewable electricity producers –
0.2%
Dynegy, Inc. (A)	9,159	$123,830
Ormat Technologies, Inc.	2,479	139,766
		263,596
Water utilities – 0.0%
Consolidated Water Company, Ltd.	3,558	51,769
		315,365
TOTAL COMMON STOCKS (Cost $132,640,370)		$155,935,483

RIGHTS – 0.0%
Babcock & Wilcox Enterprises, Inc.
(Expiration Date: 4-10-18; Strike
Price: $2.00) (A)(B)	3,150	6,042
TOTAL RIGHTS (Cost $0)		$6,042

SECURITIES LENDING COLLATERAL – 2.3%
John Hancock Collateral Trust,
1.8276% (D)(E)	352,952	3,530,160
TOTAL SECURITIES LENDING COLLATERAL (Cost
$3,530,723)		$3,530,160

SHORT-TERM INVESTMENTS – 0.7%
Money market funds – 0.7%
State Street Institutional Treasury Money
Market Fund, Premier Class, 1.5066% (D)	843,317	843,317
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (D)	303,956	303,956
		1,147,273
TOTAL SHORT-TERM INVESTMENTS (Cost $1,147,273)		$1,147,273
Total Investments (Small Cap Opportunities Trust)
(Cost $137,318,366) – 102.3%		$160,618,958
Other assets and liabilities, net – (2.3%)		(3,584,168)
TOTAL NET ASSETS – 100.0%		$157,034,790

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $3,447,632.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Cap Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.7%
Consumer discretionary – 3.9%
Auto components – 0.3%
Gentherm, Inc. (A)	50,521	$1,715,188
Hotels, restaurants and leisure – 0.7%
Dave & Buster’s Entertainment, Inc. (A)	107,580	4,490,389
Household durables – 2.0%
Helen of Troy, Ltd. (A)	43,910	3,820,170
TRI Pointe Group, Inc. (A)	496,785	8,162,178
		11,982,348
Multiline retail – 0.3%
Fred’s, Inc., Class A (B)	554,772	1,658,768
Specialty retail – 0.6%
The Cato Corp., Class A	244,996	3,611,241
		23,457,934
Consumer staples – 3.7%
Beverages – 1.3%
C&C Group PLC	2,360,073	7,710,086
Food and staples retailing – 0.7%
Smart & Final Stores, Inc. (A)	767,477	4,259,497
Food products – 1.6%
Cranswick PLC	212,841	8,498,883
Post Holdings, Inc. (A)	16,195	1,226,933
		9,725,816
Household products – 0.1%
HRG Group, Inc. (A)	36,410	600,401
		22,295,800
Energy – 4.6%
Energy equipment and services – 2.2%
Era Group, Inc. (A)	254,832	2,382,679
SEACOR Holdings, Inc. (A)	139,353	7,120,938
SEACOR Marine Holdings, Inc. (A)	199,433	3,793,216
		13,296,833
Oil, gas and consumable fuels – 2.4%
Dorian LPG, Ltd. (A)	458,877	3,436,989
Resolute Energy Corp. (A)(B)	184,860	6,405,399
RSP Permian, Inc. (A)	17,320	811,962
Scorpio Tankers, Inc.	1,774,525	3,478,069
		14,132,419
		27,429,252
Financials – 21.4%
Banks – 15.5%
1st Source Corp.	118,615	6,004,291
Banc of California, Inc. (B)	370,675	7,154,028
FCB Financial Holdings, Inc.,
Class A (A)	109,550	5,598,005
First Busey Corp.	254,403	7,560,857
First Midwest Bancorp, Inc.	598,896	14,726,853
Flushing Financial Corp.	278,276	7,502,321
Great Western Bancorp, Inc.	285,806	11,509,408
Hancock Holding Company	30,725	1,588,483
International Bancshares Corp.	275,899	10,732,471
MB Financial, Inc.	291,723	11,808,947
Union Bankshares Corp.	214,350	7,868,789
Webster Financial Corp.	24,475	1,355,915
		93,410,368
Capital markets – 1.1%
Ares Capital Corp.	37,181	590,062
Solar Capital, Ltd.	304,924	6,193,006
		6,783,068
Insurance – 2.6%
Alleghany Corp.	2,693	1,654,687
Assured Guaranty, Ltd.	19,450	704,090
Kemper Corp.	189,525	10,802,925
Reinsurance Group of America, Inc.	7,350	1,131,900
White Mountains Insurance Group, Ltd.	1,730	1,422,960
		15,716,562
Thrifts and mortgage finance – 2.2%
Northwest Bancshares, Inc.	774,085	12,818,848
		128,728,846

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care – 5.5%
Health care equipment and supplies – 2.1%
Haemonetics Corp. (A)	98,640	$7,216,502
Natus Medical, Inc. (A)	108,025	3,635,041
STERIS PLC	20,235	1,889,140
		12,740,683
Health care providers and services – 1.7%
AMN Healthcare Services, Inc. (A)	78,800	4,471,900
CorVel Corp. (A)	87,745	4,435,510
Envision Healthcare Corp. (A)	31,150	1,197,095
		10,104,505
Health care technology – 1.7%
Allscripts Healthcare Solutions, Inc. (A)	841,662	10,394,526
		33,239,714
Industrials – 33.5%
Aerospace and defense – 2.6%
Astronics Corp. (A)	68,788	2,565,792
Cubic Corp.	205,860	13,092,690
		15,658,482
Air freight and logistics – 1.2%
Forward Air Corp.	133,875	7,076,633
Building products – 1.6%
Tyman PLC	2,356,399	9,854,074
Commercial services and supplies – 5.0%
ACCO Brands Corp.	734,290	9,215,340
Clean Harbors, Inc. (A)	14,610	713,114
Matthews International Corp., Class A	172,720	8,739,632
SP Plus Corp. (A)	179,763	6,399,563
Steelcase, Inc., Class A	363,820	4,947,952
		30,015,601
Construction and engineering – 0.8%
Primoris Services Corp.	199,240	4,977,015
Electrical equipment – 1.7%
Thermon Group Holdings, Inc. (A)	449,840	10,080,914
Machinery – 10.9%
Albany International Corp., Class A	226,284	14,188,007
CIRCOR International, Inc.	136,277	5,813,577
ESCO Technologies, Inc.	196,462	11,502,850
Luxfer Holdings PLC	441,980	5,657,344
Mueller Industries, Inc.	479,925	12,554,838
TriMas Corp. (A)	595,771	15,638,989
		65,355,605
Professional services – 8.3%
Forrester Research, Inc.	244,268	10,124,909
FTI Consulting, Inc. (A)	287,630	13,924,168
Huron Consulting Group, Inc. (A)	194,896	7,425,538
ICF International, Inc.	107,665	6,293,019
Mistras Group, Inc. (A)	342,693	6,490,605
Navigant Consulting, Inc. (A)	289,070	5,561,707
		49,819,946
Trading companies and distributors – 1.4%
GATX Corp. (B)	126,255	8,647,205
		201,485,475
Information technology – 7.9%
Electronic equipment, instruments and components – 5.2%
Belden, Inc.	245,484	16,923,667
CTS Corp.	300,365	8,169,928
Keysight Technologies, Inc. (A)	30,550	1,600,515
ScanSource, Inc. (A)	124,945	4,441,795
		31,135,905
IT services – 2.0%
WNS Holdings, Ltd., ADR (A)	263,949	11,964,808
Technology hardware, storage and peripherals – 0.7%
Diebold Nixdorf, Inc. (B)	302,085	4,652,109
		47,752,822
Materials – 7.0%
Chemicals – 3.9%
Orion Engineered Carbons SA	434,090	11,763,839
Sensient Technologies Corp.	168,520	11,894,142
		23,657,981
Containers and packaging – 1.9%
Greif, Inc., Class A	214,235	11,193,779
Paper and forest products – 1.2%
Neenah, Inc.	94,135	7,380,184
		42,231,944
Real estate – 8.4%
Equity real estate investment trusts – 8.4%
Corporate Office Properties Trust	285,367	7,371,030
DiamondRock Hospitality Company	530,963	5,543,254
Education Realty Trust, Inc.	297,168	9,732,252
PotlatchDeltic Corp.	245,072	12,755,998
Ramco-Gershenson Properties Trust	689,025	8,516,349
Summit Hotel Properties, Inc.	489,234	6,658,475
		50,577,358
Utilities – 1.8%
Electric utilities – 0.1%
Westar Energy, Inc.	8,850	465,422
Gas utilities – 1.7%
New Jersey Resources Corp.	98,803	3,962,000
Spire, Inc. (B)	64,120	4,635,876
UGI Corp.	24,415	1,084,514
WGL Holdings, Inc.	7,950	665,018
		10,347,408
		10,812,830
TOTAL COMMON STOCKS (Cost $489,747,210)		$588,011,975

SECURITIES LENDING COLLATERAL – 2.4%
John Hancock Collateral Trust,
1.8276% (C)(D)	1,438,705	14,389,641
TOTAL SECURITIES LENDING COLLATERAL (Cost
$14,391,344)		$14,389,641

SHORT-TERM INVESTMENTS – 2.3%
Repurchase agreement – 2.3%
Bank of America Tri-Party Repurchase
Agreement dated 3-29-18 at 1.800%
to be repurchased at $13,902,780 on
4-2-18, collateralized by $13,304,311
Government National Mortgage
Association, 2.513% - 4.700% due
10-20-60 to 2-20-68 (valued at
$14,178,000, including interest)	$13,900,000	13,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,900,000)		$13,900,000
Total Investments (Small Cap Value Trust)
(Cost $518,038,554) – 102.4%		$616,301,616
Other assets and liabilities, net – (2.4%)		(14,501,620)
TOTAL NET ASSETS – 100.0%		$601,799,996

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)

(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $13,898,552.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.8%
Consumer discretionary – 10.5%
Auto components – 1.5%
Dorman Products, Inc. (A)	28,700	$1,900,227
LCI Industries	21,900	2,280,885
		4,181,112
Distributors – 0.9%
Pool Corp.	18,200	2,661,204
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	43,900	1,887,700
Capella Education Company	27,000	2,358,450
		4,246,150
Hotels, restaurants and leisure – 1.0%
ILG, Inc.	55,700	1,732,827
Red Robin Gourmet Burgers, Inc. (A)	17,700	1,026,600
		2,759,427
Household durables – 1.1%
Cavco Industries, Inc. (A)	14,300	2,484,625
CSS Industries, Inc.	35,396	619,430
		3,104,055
Media – 0.9%
Cable One, Inc.	2,561	1,759,689
Scholastic Corp.	20,300	788,452
		2,548,141
Specialty retail – 2.3%
Aaron’s, Inc.	65,800	3,066,280
Express, Inc. (A)	87,600	627,216
Lumber Liquidators
Holdings, Inc. (A)(B)	66,841	1,598,837
Party City Holdco, Inc. (A)	78,137	1,218,937
		6,511,270
Textiles, apparel and luxury goods – 1.3%
Crocs, Inc. (A)	59,000	958,750
Culp, Inc.	38,000	1,160,900
Steven Madden, Ltd.	40,200	1,764,780
		3,884,430
		29,895,789
Consumer staples – 4.0%
Food and staples retailing – 0.8%
PriceSmart, Inc.	18,300	1,528,965
SpartanNash Company	43,120	742,095
		2,271,060
Food products – 2.3%
Nomad Foods, Ltd. (A)	188,500	2,966,990
Pinnacle Foods, Inc.	22,300	1,206,430
Post Holdings, Inc. (A)	21,000	1,590,960
The Simply Good Foods Company (A)	67,003	919,951
		6,684,331
Household products – 0.6%
Energizer Holdings, Inc.	29,200	1,739,736
Tobacco – 0.3%
Vector Group, Ltd. (B)	36,440	743,012
		11,438,139
Energy – 5.1%
Energy equipment and services – 1.3%
Frank’s International NV (B)	176,300	957,309
Keane Group, Inc. (A)(B)	64,340	952,232
Oceaneering International, Inc.	48,000	889,920
TETRA Technologies, Inc. (A)	265,100	994,125
		3,793,586
Oil, gas and consumable fuels – 3.8%
Andeavor	16,583	1,667,586
Centennial Resource Development, Inc.,
Class A (A)(B)	113,100	2,075,385
International Seaways, Inc. (A)	52,300	920,480
Jagged Peak Energy, Inc. (A)(B)	68,736	971,240
Matador Resources Company (A)	91,300	2,730,783
WPX Energy, Inc. (A)	159,800	2,361,844
		10,727,318
		14,520,904
Financials – 30.8%
Banks – 18.4%
Atlantic Capital Bancshares, Inc. (A)	45,916	831,080
BankUnited, Inc.	88,700	3,546,226
CoBiz Financial, Inc.	106,700	2,091,320
Columbia Banking System, Inc.	73,400	3,079,130
East West Bancorp, Inc.	67,200	4,202,688
FB Financial Corp. (A)	28,400	1,152,756
First Hawaiian, Inc.	35,371	984,375
Glacier Bancorp, Inc.	68,800	2,640,544
Heritage Financial Corp.	40,550	1,240,830
Home BancShares, Inc.	208,700	4,760,446
Hope Bancorp, Inc.	92,100	1,675,299
Howard Bancorp, Inc. (A)	37,180	736,164
Live Oak Bancshares, Inc.	35,064	974,779
National Bank Holdings Corp., Class A	68,800	2,287,600
Pinnacle Financial Partners, Inc.	19,200	1,232,640
Popular, Inc.	62,200	2,588,764
Premier Commercial Bancorp (A)	9,843	145,184
Prosperity Bancshares, Inc.	43,900	3,188,457
South State Corp.	9,058	772,647
SVB Financial Group (A)	14,300	3,432,143
Synovus Financial Corp.	22,300	1,113,662
Texas Capital Bancshares, Inc. (A)	26,600	2,391,340
Towne Bank	86,600	2,476,760
Webster Financial Corp.	40,850	2,263,090
Wintrust Financial Corp.	29,700	2,555,685
		52,363,609
Capital markets – 3.4%
Cboe Global Markets, Inc.	20,540	2,343,614
Hercules Capital, Inc.	124,400	1,505,240
Houlihan Lokey, Inc.	29,262	1,305,085
Main Street Capital Corp. (B)	27,700	1,022,130
Safeguard Scientifics, Inc. (A)	42,300	518,175
Stifel Financial Corp.	18,500	1,095,755
TPG Specialty Lending, Inc.	51,400	918,004
Virtus Investment Partners, Inc. (B)	8,300	1,027,540
		9,735,543
Consumer finance – 1.3%
Green Dot Corp., Class A (A)	55,700	3,573,712
Insurance – 2.9%
Assured Guaranty, Ltd.	38,100	1,379,220
Employers Holdings, Inc.	32,950	1,332,828
Kinsale Capital Group, Inc.	22,213	1,140,193
ProAssurance Corp.	45,700	2,218,735
Safety Insurance Group, Inc.	13,100	1,006,735

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
State Auto Financial Corp.	42,400	$1,211,368
		8,289,079
Mortgage real estate investment trusts – 0.8%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	64,400	1,255,800
Redwood Trust, Inc.	59,800	925,106
		2,180,906
Thrifts and mortgage finance – 4.0%
Beneficial Bancorp, Inc.	108,340	1,684,687
Meridian Bancorp, Inc.	65,500	1,319,825
PCSB Financial Corp. (A)	47,303	992,417
PDL Community Bancorp (A)	48,597	711,946
Radian Group, Inc.	123,700	2,355,248
Sterling Bancorp, Inc.	50,366	680,445
United Financial Bancorp, Inc.	107,200	1,736,640
WSFS Financial Corp.	36,500	1,748,350
		11,229,558
		87,372,407
Health care – 6.8%
Health care equipment and supplies – 4.7%
Atrion Corp.	5,283	3,335,158
Haemonetics Corp. (A)	23,800	1,741,208
Halyard Health, Inc. (A)	54,800	2,525,184
Quidel Corp. (A)	62,100	3,217,401
West Pharmaceutical Services, Inc.	29,400	2,595,726
		13,414,677
Health care providers and services – 2.1%
Molina Healthcare, Inc. (A)	15,100	1,225,818
Select Medical Holdings Corp. (A)	75,700	1,305,825
The Ensign Group, Inc.	54,500	1,433,350
WellCare Health Plans, Inc. (A)	9,957	1,927,974
		5,892,967
		19,307,644
Industrials – 13.1%
Aerospace and defense – 1.3%
Cubic Corp.	19,600	1,246,560
Triumph Group, Inc.	91,000	2,293,200
		3,539,760
Building products – 0.6%
Universal Forest Products, Inc.	48,700	1,580,315
Commercial services and supplies – 1.8%
Brady Corp., Class A	29,200	1,084,780
Matthews International Corp., Class A	21,400	1,082,840
McGrath RentCorp	33,850	1,817,407
MSA Safety, Inc.	13,900	1,157,036
		5,142,063
Construction and engineering – 0.7%
Aegion Corp. (A)	84,000	1,924,440
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	42,100	943,461
Machinery – 3.6%
Blue Bird Corp. (A)	43,200	1,023,840
CIRCOR International, Inc.	27,300	1,164,618
ESCO Technologies, Inc.	43,200	2,529,360
Hillenbrand, Inc.	25,610	1,175,499
Lydall, Inc. (A)	19,000	916,750
RBC Bearings, Inc. (A)	14,400	1,788,480
Sun Hydraulics Corp.	31,969	1,712,260
		10,310,807
Marine – 0.4%
Kirby Corp. (A)	15,800	1,215,810
Professional services – 1.1%
FTI Consulting, Inc. (A)	32,900	1,592,689
Navigant Consulting, Inc. (A)	77,600	1,493,024
		3,085,713
Road and rail – 2.5%
Genesee & Wyoming, Inc., Class A (A)	25,100	1,776,829
Landstar System, Inc.	41,000	4,495,650
Universal Logistics Holdings, Inc.	43,789	926,137
		7,198,616
Trading companies and distributors – 0.8%
Beacon Roofing Supply, Inc. (A)	41,700	2,213,019
		37,154,004
Information technology – 9.8%
Communications equipment – 0.6%
Harmonic, Inc. (A)	354,949	1,348,806
Lumentum Holdings, Inc. (A)	5,800	370,040
		1,718,846
Electronic equipment, instruments and components – 5.3%
Badger Meter, Inc.	19,600	924,140
Belden, Inc.	48,400	3,336,696
Knowles Corp. (A)	121,500	1,529,685
Littelfuse, Inc.	23,776	4,949,688
Mesa Laboratories, Inc. (B)	5,400	801,576
Methode Electronics, Inc.	33,100	1,294,210
SYNNEX Corp.	17,500	2,072,000
		14,907,995
Internet software and services – 0.7%
GTT Communications, Inc. (A)	20,500	1,162,350
Q2 Holdings, Inc. (A)	19,000	865,450
		2,027,800
IT services – 1.1%
Conduent, Inc. (A)	77,600	1,446,464
CSRA, Inc.	41,100	1,694,553
		3,141,017
Semiconductors and semiconductor equipment – 1.2%
Cabot Microelectronics Corp.	15,800	1,692,338
MaxLinear, Inc. (A)	34,500	784,875
Rudolph Technologies, Inc. (A)	32,000	886,400
		3,363,613
Software – 0.9%
Callidus Software, Inc. (A)	46,800	1,682,460
Zendesk, Inc. (A)	16,600	794,642
		2,477,102
		27,636,373
Materials – 5.0%
Chemicals – 1.9%
American Vanguard Corp.	52,600	1,062,520
KMG Chemicals, Inc.	44,432	2,663,698
Minerals Technologies, Inc.	24,100	1,613,495
		5,339,713
Containers and packaging – 0.8%
Myers Industries, Inc.	106,800	2,258,820
Metals and mining – 1.6%
Carpenter Technology Corp.	44,800	1,976,576
Constellium NV, Class A (A)	90,700	984,095
New Gold, Inc. (A)	177,300	457,434
Reliance Steel & Aluminum Company	14,200	1,217,508
		4,635,613

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products – 0.7%
Clearwater Paper Corp. (A)	52,410	$2,049,231
		14,283,377
Real estate – 7.8%
Equity real estate investment trusts – 7.8%
Acadia Realty Trust	46,700	1,148,820
American Campus Communities, Inc.	25,624	989,599
Cedar Realty Trust, Inc.	412,800	1,626,432
Douglas Emmett, Inc.	34,700	1,275,572
EastGroup Properties, Inc.	26,600	2,198,756
Healthcare Realty Trust, Inc.	44,800	1,241,408
JBG SMITH Properties	50,953	1,717,626
Kilroy Realty Corp.	21,900	1,554,024
PotlatchDeltic Corp.	41,100	2,139,255
PS Business Parks, Inc.	15,000	1,695,600
Retail Opportunity Investments Corp.	44,400	784,548
Saul Centers, Inc.	27,800	1,416,966
Sunstone Hotel Investors, Inc.	71,000	1,080,620
Terreno Realty Corp.	63,200	2,181,032
Washington Real Estate Investment Trust	36,538	997,487
		22,047,745
Utilities – 5.9%
Electric utilities – 2.2%
El Paso Electric Company	27,900	1,422,900
MGE Energy, Inc.	7,300	409,530
PNM Resources, Inc.	81,500	3,117,375
Portland General Electric Company	33,100	1,340,881
		6,290,686
Gas utilities – 2.5%
Atmos Energy Corp.	18,100	1,524,744
Chesapeake Utilities Corp.	35,500	2,497,425
ONE Gas, Inc.	41,900	2,766,238
RGC Resources, Inc.	8,867	225,222
		7,013,629
Multi-utilities – 0.8%
NorthWestern Corp.	36,600	1,969,080
SCANA Corp.	3,800	142,690
		2,111,770
Water utilities – 0.4%
California Water Service Group	33,100	1,232,975
		16,649,060
TOTAL COMMON STOCKS (Cost $193,609,889)		$280,305,442

WARRANTS – 0.0%
The Simply Good Foods Company
(Expiration Date: 7-7-22; Strike Price:
$11.50) (A)	14,330	50,155
TOTAL WARRANTS (Cost $28,804)		$50,155

SECURITIES LENDING COLLATERAL – 1.8%
John Hancock Collateral Trust,
1.8276% (C)(D)	511,962	5,120,546
TOTAL SECURITIES LENDING COLLATERAL (Cost
$5,121,248)		$5,120,546

SHORT-TERM INVESTMENTS – 1.2%
Money market funds – 1.2%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.5812% (C)	500,000	500,000
T. Rowe Price Government Money Fund,
1.8418% (C)	1,932,590	1,932,590
T. Rowe Price U.S. Treasury Money Fund,
1.8701% (C)	860,997	860,997
		3,293,587
TOTAL SHORT-TERM INVESTMENTS (Cost $3,293,587)		$3,293,587
Total Investments (Small Company Value Trust)
(Cost $202,053,528) – 101.8%		$288,769,730
Other assets and liabilities, net – (1.8%)		(5,078,168)
TOTAL NET ASSETS – 100.0%		$283,691,562

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $4,959,288.
(C)	The rate shown is the annualized seven-day yield as of 3-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.9%
Consumer discretionary – 12.1%
Auto components – 0.6%
Aisin Seiki Company, Ltd.	41,558	$2,267,943
American Axle & Manufacturing
Holdings, Inc. (A)	18,853	286,943
Aptiv PLC	70,915	6,025,648
BorgWarner, Inc.	52,709	2,647,573
Bridgestone Corp.	152,806	6,722,519
Cie Generale des Etablissements
Michelin SCA	40,240	5,957,238
Continental AG	25,842	7,137,850
Cooper Tire & Rubber Company	32,311	946,712
Cooper-Standard Holdings, Inc. (A)	3,211	394,343
Dana, Inc.	92,272	2,376,927
Delphi Technologies PLC	39,560	1,885,034
Denso Corp.	111,895	6,154,723
Dorman Products, Inc. (A)	5,108	338,201
Faurecia SA	18,013	1,457,540
Fox Factory Holding Corp. (A)	6,688	233,411
Gentex Corp.	122,510	2,820,180
Gentherm, Inc. (A)	6,988	237,243
GKN PLC	403,440	2,615,040
Horizon Global Corp. (A)	5,248	43,244
Koito Manufacturing Company, Ltd.	26,466	1,848,232
LCI Industries	4,565	475,445
Minth Group, Ltd.	174,000	798,328
Modine Manufacturing Company (A)	9,266	195,976
Motorcar Parts of America, Inc. (A)	3,750	80,363
NGK Spark Plug Company, Ltd.	37,299	898,758
NOK Corp.	22,494	439,254
Nokian Renkaat OYJ	27,232	1,236,725
Shiloh Industries, Inc. (A)	3,576	31,111
Standard Motor Products, Inc.	4,066	193,420
Stanley Electric Company, Ltd.	33,367	1,252,819
Stoneridge, Inc. (A)	5,057	139,573
Sumitomo Electric Industries, Ltd.	177,243	2,708,893
Sumitomo Rubber Industries, Ltd.	41,056	756,963
Superior Industries International, Inc.	5,102	67,857
Tenneco, Inc.	9,605	527,026
The Goodyear Tire & Rubber Company	63,960	1,700,057

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
The Yokohama Rubber Company, Ltd.	27,354	$633,965
Tower International, Inc.	3,820	106,005
Toyoda Gosei Company, Ltd.	15,803	365,990
Toyota Industries Corp.	38,253	2,312,558
Valeo SA	56,297	3,724,051
		71,041,681
Automobiles – 1.4%
Bayerische Motoren Werke AG	77,872	8,470,113
Daimler AG	226,207	19,272,838
Ferrari NV	28,834	3,466,183
Fiat Chrysler Automobiles NV (A)	252,774	5,155,647
Ford Motor Company	1,046,068	11,590,433
General Motors Company	337,798	12,275,579
Harley-Davidson, Inc.	44,803	1,921,153
Honda Motor Company, Ltd.	404,273	13,994,550
Isuzu Motors, Ltd.	129,546	1,984,835
Mazda Motor Corp.	133,600	1,786,742
Mitsubishi Motors Corp. (B)	156,537	1,119,475
Nissan Motor Company, Ltd. (B)	545,476	5,630,480
Peugeot SA	138,151	3,326,589
Renault SA	45,158	5,479,822
Subaru Corp. (B)	144,527	4,784,242
Suzuki Motor Corp.	80,743	4,383,806
Thor Industries, Inc.	21,877	2,519,574
Toyota Motor Corp.	613,300	39,822,577
Volkswagen AG	7,596	1,520,342
Winnebago Industries, Inc.	5,979	224,810
Yamaha Motor Company, Ltd.	65,813	1,958,065
		150,687,855
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,861	188,385
Genuine Parts Company	39,131	3,515,529
Jardine Cycle & Carriage, Ltd.	23,667	625,196
LKQ Corp. (A)	82,446	3,128,826
Pool Corp.	18,034	2,636,931
Weyco Group, Inc.	1,371	46,066
		10,140,933
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	38,280	1,820,214
American Public Education, Inc. (A)	3,084	132,612
Benesse Holdings, Inc.	16,555	602,260
Bridgepoint Education, Inc. (A)	5,699	38,411
Cambium Learning Group, Inc. (A)	2,796	31,315
Capella Education Company	2,174	189,899
Career Education Corp. (A)	12,952	170,189
Carriage Services, Inc.	2,979	82,399
Chegg, Inc. (A)	18,344	378,987
Graham Holdings Company, Class B	2,066	1,244,249
Grand Canyon Education, Inc. (A)	8,851	928,647
H&R Block, Inc.	55,575	1,412,161
Houghton Mifflin Harcourt Company (A)	20,448	142,114
K12, Inc. (A)	7,346	104,166
Laureate Education, Inc., Class A (A)	10,773	148,129
Regis Corp. (A)	6,966	105,396
Service Corp. International	82,593	3,117,060
Sotheby’s (A)	23,885	1,225,539
Strayer Education, Inc.	2,003	202,403
Weight Watchers International, Inc. (A)	5,297	337,525
		12,413,675
Hotels, restaurants and leisure – 1.8%
Accor SA	44,064	2,380,550
Aristocrat Leisure, Ltd.	127,535	2,381,145
Belmond, Ltd., Class A (A)	17,114	190,821
Biglari Holdings, Inc. (A)	189	77,189
BJ’s Restaurants, Inc.	3,818	171,428
Bloomin’ Brands, Inc.	17,067	414,387
Bluegreen Vacations Corp.	1,569	33,216
Bojangles’, Inc. (A)	3,732	51,688
Boyd Gaming Corp.	52,296	1,666,151
Brinker International, Inc. (B)	29,484	1,064,372
Caesars Entertainment Corp. (A)	25,750	289,688
Carnival Corp.	108,776	7,133,530
Carnival PLC	43,444	2,796,206
Carrols Restaurant Group, Inc. (A)	6,802	76,182
Century Casinos, Inc. (A)	5,587	41,679
Chipotle Mexican Grill, Inc. (A)	6,567	2,121,863
Churchill Downs, Inc.	7,594	1,853,316
Chuy’s Holdings, Inc. (A)	3,288	86,146
Compass Group PLC	371,554	7,586,746
Cracker Barrel Old Country
Store, Inc. (B)	14,316	2,279,107
Crown Resorts, Ltd.	87,964	863,899
Darden Restaurants, Inc.	32,835	2,799,184
Dave & Buster’s Entertainment, Inc. (A)	7,711	321,857
Del Frisco’s Restaurant Group, Inc. (A)	4,364	66,551
Del Taco Restaurants, Inc. (A)	6,475	67,081
Denny’s Corp. (A)	12,245	188,940
Dine Brands Global, Inc.	3,250	213,135
Domino’s Pizza Enterprises, Ltd. (B)	13,919	448,502
Domino’s Pizza, Inc.	19,524	4,560,025
Drive Shack, Inc. (A)	12,061	57,652
Dunkin’ Brands Group, Inc. (B)	36,722	2,191,936
El Pollo Loco Holdings, Inc. (A)	4,509	42,836
Eldorado Resorts, Inc. (A)	8,810	290,730
Fiesta Restaurant Group, Inc. (A)	5,179	95,812
Flight Centre Travel Group, Ltd. (B)	13,369	588,526
Fogo De Chao, Inc. (A)	2,002	31,532
Galaxy Entertainment Group, Ltd.	557,153	5,113,930
Genting Singapore PLC	1,416,821	1,175,144
Golden Entertainment, Inc. (A)	3,381	78,541
Hilton Worldwide Holdings, Inc.	53,987	4,252,016
ILG, Inc.	67,242	2,091,899
InterContinental Hotels Group PLC	42,407	2,540,713
International Speedway Corp., Class A	15,598	687,872
J Alexander’s Holdings, Inc. (A)	2,854	32,678
Jack in the Box, Inc.	18,717	1,597,122
La Quinta Holdings, Inc. (A)	15,499	293,086
Lindblad Expeditions Holdings, Inc. (A)	4,681	48,074
Marriott International, Inc., Class A	80,311	10,920,690
Marriott Vacations Worldwide Corp.	4,005	533,466
McDonald’s Corp.	213,110	33,326,142
McDonald’s Holdings Company
Japan, Ltd.	16,061	760,099
Melco Resorts &
Entertainment, Ltd., ADR	57,600	1,669,248
Merlin Entertainments PLC (C)	165,723	805,839
MGM China Holdings, Ltd.	225,772	587,207
MGM Resorts International	135,969	4,761,634
Monarch Casino & Resort, Inc. (A)	2,152	91,008
Nathan’s Famous, Inc.	538	39,758
Norwegian Cruise Line
Holdings, Ltd. (A)	54,925	2,909,377
Oriental Land Company, Ltd.	51,300	5,248,870
Paddy Power Betfair PLC	18,826	1,933,724
Papa John’s International, Inc. (B)	15,858	908,663
Penn National Gaming, Inc. (A)	16,033	421,027
Pinnacle Entertainment, Inc. (A)	9,979	300,867
Planet Fitness, Inc., Class A (A)	16,361	617,955

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
PlayAGS, Inc. (A)	2,135	$49,660
Potbelly Corp. (A)	5,042	60,756
RCI Hospitality Holdings, Inc.	1,867	53,004
Red Lion Hotels Corp. (A)	3,783	36,884
Red Robin Gourmet Burgers, Inc. (A)	2,407	139,606
Red Rock Resorts, Inc., Class A	13,009	380,904
Royal Caribbean Cruises, Ltd.	45,680	5,378,363
Ruth’s Hospitality Group, Inc.	5,420	132,519
Sands China, Ltd.	568,682	3,090,408
Scientific Games Corp. (A)	33,796	1,405,914
SeaWorld Entertainment, Inc. (A)(B)	13,065	193,754
Shake Shack, Inc., Class A (A)	4,271	177,802
Shangri-La Asia, Ltd.	293,964	596,881
Six Flags Entertainment Corp.	35,104	2,185,575
SJM Holdings, Ltd.	450,826	394,965
Sodexo SA	21,253	2,139,071
Sonic Corp.	7,116	179,537
Speedway Motorsports, Inc.	2,683	47,811
Starbucks Corp.	375,596	21,743,252
Tabcorp Holdings, Ltd.	448,731	1,521,692
Texas Roadhouse, Inc.	41,867	2,419,075
The Cheesecake Factory, Inc.	27,145	1,308,932
The Habit Restaurants, Inc., Class A (A)	4,334	38,139
The Marcus Corp.	3,811	115,664
The Wendy’s Company	80,161	1,406,826
TUI AG	103,486	2,219,112
Whitbread PLC	43,094	2,236,882
Wingstop, Inc.	5,444	257,120
Wyndham Worldwide Corp.	26,811	3,067,983
Wynn Macau, Ltd.	369,070	1,352,727
Wynn Resorts, Ltd.	21,389	3,900,498
Yum! Brands, Inc.	88,938	7,571,292
Zoe’s Kitchen, Inc. (A)(B)	3,748	54,121
		195,126,986
Household durables – 0.8%
AV Homes, Inc. (A)	2,616	48,527
Barratt Developments PLC	237,332	1,766,062
Bassett Furniture Industries, Inc.	2,128	64,585
Beazer Homes USA, Inc. (A)	5,980	95,381
Berkeley Group Holdings PLC	30,422	1,617,219
Casio Computer Company, Ltd. (B)	45,148	672,517
Cavco Industries, Inc. (A)	1,609	279,564
Century Communities, Inc. (A)	3,843	115,098
CSS Industries, Inc.	2,052	35,910
D.R. Horton, Inc.	91,057	3,991,939
Electrolux AB, Series B	56,520	1,784,874
Ethan Allen Interiors, Inc.	4,878	111,950
Flexsteel Industries, Inc.	1,676	66,336
Garmin, Ltd.	29,198	1,720,638
GoPro, Inc., Class A (A)(B)	21,780	104,326
Green Brick Partners, Inc. (A)	4,839	52,745
Hamilton Beach Brands Holding
Company, Class B	853	18,101
Helen of Troy, Ltd. (A)	17,158	1,492,746
Hooker Furniture Corp.	2,254	82,722
Hovnanian Enterprises, Inc., Class A (A)	25,481	46,630
Husqvarna AB, B Shares	99,212	959,118
Iida Group Holdings Company, Ltd. (B)	34,400	643,027
Installed Building Products, Inc. (A)	4,065	244,103
iRobot Corp. (A)	5,108	327,883
KB Home	53,689	1,527,452
La-Z-Boy, Inc.	8,848	264,998
Leggett & Platt, Inc.	35,297	1,565,775
Lennar Corp., A Shares	73,563	4,335,803
LGI Homes, Inc. (A)(B)	3,230	227,941
Libbey, Inc.	5,298	25,907
M/I Homes, Inc. (A)	4,994	159,059
MDC Holdings, Inc.	8,524	237,990
Meritage Homes Corp. (A)	7,238	327,520
Mohawk Industries, Inc. (A)	16,873	3,918,248
Newell Brands, Inc.	130,746	3,331,408
Nikon Corp.	79,746	1,441,478
NVR, Inc. (A)	1,529	4,281,200
Panasonic Corp.	518,609	7,447,480
Persimmon PLC	72,531	2,574,289
PICO Holdings, Inc. (A)	4,705	53,872
PulteGroup, Inc.	70,686	2,084,530
Rinnai Corp.	7,978	758,739
SEB SA	5,303	1,014,304
Sekisui Chemical Company, Ltd.	94,044	1,649,244
Sekisui House, Ltd.	137,926	2,523,742
Sharp Corp. (A)(B)	35,300	1,057,207
Sony Corp.	297,000	14,612,493
Taylor Morrison Home Corp.,
Class A (A)	20,970	488,182
Taylor Wimpey PLC	768,997	1,992,238
Techtronic Industries Company, Ltd.	323,242	1,897,135
Tempur Sealy International, Inc. (A)(B)	20,615	933,653
The New Home Company, Inc. (A)	3,112	34,481
Toll Brothers, Inc.	63,826	2,760,475
TopBuild Corp. (A)	6,621	506,639
TRI Pointe Group, Inc. (A)	95,878	1,575,276
Tupperware Brands Corp.	22,820	1,104,032
Universal Electronics, Inc. (A)	2,771	144,231
Whirlpool Corp.	19,091	2,923,023
William Lyon Homes, Class A (A)	6,056	166,479
ZAGG, Inc. (A)	5,095	62,159
		86,350,683
Internet and direct marketing retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	5,396	63,673
Amazon.com, Inc. (A)	107,395	155,437,079
Booking Holdings, Inc. (A)	13,039	27,126,205
Duluth Holdings, Inc., Class B (A)(B)	1,988	37,235
Expedia Group, Inc.	32,798	3,621,227
Gaia, Inc. (A)	1,983	30,737
Groupon, Inc. (A)	64,685	280,733
Lands’ End, Inc. (A)	2,560	59,776
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	14,237	153,048
Netflix, Inc. (A)	115,989	34,257,351
Nutrisystem, Inc.	5,746	154,855
Overstock.com, Inc. (A)	3,159	114,514
PetMed Express, Inc. (B)	3,715	155,101
Rakuten, Inc.	218,905	1,808,949
Shutterfly, Inc. (A)	6,160	500,500
Start Today Company, Ltd.	44,300	1,153,018
TripAdvisor, Inc. (A)	29,678	1,213,533
Zalando SE (A)	26,139	1,426,370
		227,593,904
Leisure products – 0.2%
Acushnet Holdings Corp.	6,040	139,464
American Outdoor Brands Corp. (A)	10,719	110,620
Bandai Namco Holdings, Inc.	46,593	1,507,922
Brunswick Corp.	39,088	2,321,436
Callaway Golf Company	17,788	291,012
Clarus Corp. (A)	5,334	36,005
Hasbro, Inc.	30,210	2,546,703
Johnson Outdoors, Inc., Class A	980	60,760
Malibu Boats, Inc., Class A (A)	4,026	133,703

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Mattel, Inc. (B)	93,095	$1,224,199
MCBC Holdings, Inc. (A)	3,639	91,703
Nautilus, Inc. (A)	6,062	81,534
Polaris Industries, Inc.	26,181	2,998,248
Sankyo Company, Ltd. (B)	10,951	383,093
Sega Sammy Holdings, Inc.	41,536	672,980
Shimano, Inc.	17,381	2,508,187
Sturm Ruger & Company, Inc. (B)	3,172	166,530
Vista Outdoor, Inc. (A)	10,969	179,014
Yamaha Corp.	39,173	1,720,664
		17,173,777
Media – 1.9%
Altice NV, Class A (A)	125,814	1,039,782
AMC Entertainment Holdings, Inc.,
Class A	10,584	148,705
AMC Networks, Inc., Class A (A)	21,982	1,136,469
Axel Springer SE	11,363	950,551
Cable One, Inc.	2,094	1,438,808
CBS Corp., Class B	92,313	4,743,965
Central European Media
Enterprises, Ltd., Class A (A)(B)	16,150	67,830
Charter Communications, Inc.,
Class A (A)	49,733	15,477,904
Cinemark Holdings, Inc.	47,315	1,782,356
Clear Channel Outdoor Holdings, Inc.,
Class A	8,403	41,175
Comcast Corp., Class A	1,238,869	42,332,154
Daily Journal Corp. (A)	248	56,666
Dentsu, Inc.	50,765	2,243,450
Discovery Communications, Inc.,
Series A (A)(B)	41,586	891,188
Discovery Communications, Inc.,
Series C (A)	80,617	1,573,644
DISH Network Corp., Class A (A)	60,314	2,285,297
Emerald Expositions Events, Inc.	3,493	68,044
Entercom Communications Corp.,
Class A (B)	24,137	232,922
Entravision Communications Corp.,
Class A	12,918	60,715
Eros International PLC (A)(B)	5,878	64,070
Eutelsat Communications SA	40,405	800,845
Gannett Company, Inc. (B)	21,404	213,612
Gray Television, Inc. (A)	15,350	194,945
Hakuhodo DY Holdings, Inc.	54,473	751,953
Hemisphere Media Group, Inc. (A)	3,241	36,461
I-CABLE Communications, Ltd. (A)	376,531	9,628
IMAX Corp. (A)	10,618	203,866
ITV PLC	850,144	1,720,920
JCDecaux SA	17,333	602,761
John Wiley & Sons, Inc., Class A	19,822	1,262,661
Lagardere SCA	27,748	792,598
Liberty Media Corp.-Liberty Braves,
Class A (A)	2,304	52,370
Liberty Media Corp.-Liberty Braves,
Class C (A)	6,262	142,899
Live Nation Entertainment, Inc. (A)	60,406	2,545,509
Loral Space & Communications, Inc. (A)	2,408	100,293
MDC Partners, Inc., Class A (A)	11,558	83,218
Media General, Inc. (A)(D)	23,288	2,236
Meredith Corp. (B)	25,165	1,353,877
MSG Networks, Inc., Class A (A)	11,319	255,809
National CineMedia, Inc.	12,543	65,098
New Media Investment Group, Inc.	9,753	167,166
News Corp., Class A	100,237	1,583,745
News Corp., Class B	34,500	555,450
Nexstar Media Group, Inc., Class A	8,282	550,753
Omnicom Group, Inc.	61,531	4,471,458
Pearson PLC	189,420	1,997,036
ProSiebenSat.1 Media SE	54,666	1,893,436
Publicis Groupe SA	48,644	3,387,169
Reading International, Inc., Class A (A)	3,576	59,540
Rizzoli Corriere Della Sera Mediagroup
SpA (A)(B)	15,091	22,236
RTL Group SA	9,245	767,556
Saga Communications, Inc., Class A	953	35,499
Schibsted ASA, B Shares	23,493	601,301
Scholastic Corp.	5,405	209,930
SES SA	86,511	1,171,010
Sinclair Broadcast Group, Inc., Class A	13,528	423,426
Singapore Press Holdings, Ltd.	382,232	737,488
Sky PLC	242,155	4,410,148
TEGNA, Inc.	96,252	1,096,310
Telenet Group Holding NV (A)	12,348	825,400
The EW Scripps Company, Class A	11,309	135,595
The Interpublic Group of
Companies, Inc.	103,691	2,388,004
The New York Times Company, Class A	80,776	1,946,702
The Walt Disney Company	401,863	40,363,120
Time Warner, Inc.	208,446	19,714,823
Toho Company, Ltd.	27,108	902,289
tronc, Inc. (A)	4,005	65,762
Twenty-First Century Fox, Inc., Class A	282,951	10,381,472
Twenty-First Century Fox, Inc., Class B	116,934	4,252,890
Viacom, Inc., Class B	95,005	2,950,855
Vivendi SA	242,610	6,292,040
WideOpenWest, Inc. (A)(B)	5,302	37,909
World Wrestling Entertainment, Inc.,
Class A	7,935	285,739
WPP PLC	296,528	4,712,315
		207,222,826
Multiline retail – 0.4%
Big Lots, Inc. (B)	26,794	1,166,343
Dillard’s, Inc., Class A (B)	11,765	945,200
Dollar General Corp.	68,808	6,436,988
Dollar Tree, Inc. (A)	63,250	6,002,425
Don Quijote Holdings Company, Ltd.	27,600	1,581,763
Harvey Norman Holdings, Ltd. (B)	127,372	364,174
Isetan Mitsukoshi Holdings, Ltd. (B)	79,828	883,346
J Front Retailing Company, Ltd.	57,700	974,517
J.C. Penney Company, Inc. (A)(B)	59,503	179,699
Kohl’s Corp.	44,954	2,944,937
Macy’s, Inc.	82,211	2,444,955
Marks & Spencer Group PLC	380,273	1,444,450
Marui Group Company, Ltd. (B)	46,641	940,533
Next PLC	34,547	2,309,432
Nordstrom, Inc.	31,021	1,501,727
Ollie’s Bargain Outlet Holdings, Inc. (A)	8,947	539,504
Ryohin Keikaku Company, Ltd.	5,656	1,889,618
Takashimaya Company, Ltd.	70,883	681,376
Target Corp.	144,968	10,065,128
		43,296,115
Specialty retail – 1.6%
Aaron’s, Inc.	39,459	1,838,789
ABC-Mart, Inc.	7,664	504,703
Abercrombie & Fitch Company, Class A	12,946	313,423
Advance Auto Parts, Inc.	19,584	2,321,683
American Eagle Outfitters, Inc.	105,840	2,109,391
America’s Car-Mart, Inc. (A)	1,384	69,823
Asbury Automotive Group, Inc. (A)	3,510	236,925

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Ascena Retail Group, Inc. (A)	35,894	$72,147
At Home Group, Inc. (A)	2,093	67,060
AutoNation, Inc. (A)	26,646	1,246,500
AutoZone, Inc. (A)	7,240	4,696,516
Barnes & Noble Education, Inc. (A)	8,126	55,988
Barnes & Noble, Inc.	12,438	61,568
Bed Bath & Beyond, Inc.	63,578	1,334,502
Best Buy Company, Inc.	67,850	4,748,822
Boot Barn Holdings, Inc. (A)	3,805	67,463
Caleres, Inc.	7,986	268,330
Camping World Holdings, Inc., Class A	6,029	194,435
CarMax, Inc. (A)	48,652	3,013,505
Carvana Company (A)(B)	2,822	64,708
Chico’s FAS, Inc.	24,360	220,214
Citi Trends, Inc.	2,577	79,655
Conn’s, Inc. (A)	3,575	121,550
Dick’s Sporting Goods, Inc.	36,917	1,293,941
DSW, Inc., Class A	12,437	279,335
Dufry AG (A)	8,297	1,089,809
Express, Inc. (A)	14,926	106,870
Fast Retailing Company, Ltd. (B)	12,446	4,999,967
Five Below, Inc. (A)	10,203	748,288
Foot Locker, Inc.	33,126	1,508,558
Francesca’s Holdings Corp. (A)	7,819	37,531
GameStop Corp., Class A (B)	45,228	570,777
Genesco, Inc. (A)	3,735	151,641
GNC Holdings, Inc., Class A (A)(B)	13,197	50,940
Group 1 Automotive, Inc.	3,767	246,136
Guess?, Inc.	11,235	233,014
Haverty Furniture Companies, Inc.	3,751	75,583
Hennes & Mauritz AB, B Shares (B)	222,973	3,331,022
Hibbett Sports, Inc. (A)	3,779	90,507
Hikari Tsushin, Inc.	5,000	806,531
Hudson, Ltd., Class A (A)	7,745	123,223
Industria de Diseno Textil SA	256,200	8,054,574
Kingfisher PLC	505,626	2,074,229
Kirkland’s, Inc. (A)	3,390	32,849
L Brands, Inc.	65,530	2,503,901
Lithia Motors, Inc., Class A	4,457	448,018
Lowe’s Companies, Inc.	222,143	19,493,048
Lumber Liquidators Holdings, Inc. (A)	5,437	130,053
MarineMax, Inc. (A)	4,164	80,990
Monro, Inc. (B)	6,054	324,494
Murphy USA, Inc. (A)	14,061	1,023,641
National Vision Holdings, Inc. (A)	5,816	187,915
Nitori Holdings Company, Ltd.	18,811	3,298,809
Office Depot, Inc.	327,558	704,250
O’Reilly Automotive, Inc. (A)	22,369	5,533,643
Party City Holdco, Inc. (A)(B)	6,816	106,330
Pier 1 Imports, Inc.	16,573	53,365
Rent-A-Center, Inc. (B)	8,652	74,667
RH (A)(B)	3,800	362,064
Ross Stores, Inc.	102,102	7,961,914
Sally Beauty Holdings, Inc. (A)	55,850	918,733
Shimamura Company, Ltd.	5,170	644,638
Shoe Carnival, Inc.	2,222	52,884
Signet Jewelers, Ltd.	26,992	1,039,732
Sleep Number Corp. (A)	7,403	260,215
Sonic Automotive, Inc., Class A	4,918	93,196
Tailored Brands, Inc.	9,395	235,439
The Buckle, Inc.	5,555	123,043
The Cato Corp., Class A	4,913	72,418
The Children’s Place, Inc.	3,211	434,288
The Finish Line, Inc., Class A	7,801	105,626
The Gap, Inc.	57,769	1,802,393
The Home Depot, Inc.	312,122	55,632,625
The Michaels Companies, Inc. (A)	49,358	972,846
The TJX Companies, Inc.	169,004	13,783,966
Tiffany & Company	27,166	2,653,032
Tile Shop Holdings, Inc.	8,220	49,320
Tilly’s, Inc., A Shares	2,732	30,872
Tractor Supply Company	33,777	2,128,627
Ulta Beauty, Inc. (A)	15,566	3,179,667
Urban Outfitters, Inc. (A)	35,761	1,321,727
USS Company, Ltd.	51,448	1,053,007
Williams-Sonoma, Inc.	34,572	1,824,019
Winmark Corp.	436	57,029
Yamada Denki Company, Ltd. (B)	146,408	889,680
Zumiez, Inc. (A)	3,588	85,753
		181,344,902
Textiles, apparel and luxury goods – 1.1%
adidas AG	44,233	10,761,770
Asics Corp.	37,772	703,539
Burberry Group PLC	99,539	2,372,660
Carter’s, Inc.	21,126	2,199,217
Cie Financiere Richemont SA	122,633	11,020,029
Columbia Sportswear Company	5,460	417,308
Crocs, Inc. (A)	13,339	216,759
Culp, Inc.	2,113	64,552
Deckers Outdoor Corp. (A)	20,113	1,810,773
Fossil Group, Inc. (A)	8,775	111,443
G-III Apparel Group, Ltd. (A)	8,209	309,315
Hanesbrands, Inc. (B)	95,186	1,753,326
Hermes International	7,440	4,410,069
HUGO BOSS AG	14,884	1,296,647
Kering SA	17,800	8,537,180
Li & Fung, Ltd.	1,374,774	677,731
Luxottica Group SpA	39,845	2,475,355
LVMH Moet Hennessy Louis Vuitton SE	65,505	20,186,882
Michael Kors Holdings, Ltd. (A)	40,581	2,519,268
Movado Group, Inc.	2,954	113,434
NIKE, Inc., Class B	346,913	23,048,900
Oxford Industries, Inc.	3,097	230,912
Pandora A/S (B)	25,112	2,717,021
Perry Ellis International, Inc. (A)	2,634	67,957
PVH Corp.	20,564	3,114,007
Ralph Lauren Corp.	14,855	1,660,789
Skechers U.S.A., Inc., Class A (A)	60,567	2,355,451
Steven Madden, Ltd.	11,150	489,485
Superior Uniform Group, Inc.	1,767	46,419
Tapestry, Inc.	75,828	3,989,311
The Swatch Group AG	13,059	1,095,158
The Swatch Group AG, BR Shares	7,254	3,200,791
Under Armour, Inc., Class A (A)(B)	49,918	816,159
Under Armour, Inc., Class C (A)(B)	48,619	697,683
Unifi, Inc. (A)	2,997	108,641
Vera Bradley, Inc. (A)	4,031	42,769
VF Corp.	88,281	6,543,388
Wolverine World Wide, Inc.	17,615	509,074
Yue Yuen Industrial Holdings, Ltd.	175,987	705,086
		123,396,258
		1,325,789,595
Consumer staples – 7.9%
Beverages – 1.8%
Anheuser-Busch InBev SA	179,000	19,680,462
Asahi Group Holdings, Ltd.	90,881	4,887,454
Brown-Forman Corp., Class B	69,744	3,794,074
Carlsberg A/S, Class B	25,153	3,003,131
Coca-Cola Amatil, Ltd.	127,826	855,965

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	28,700	$1,185,239
Coca-Cola Bottling Company
Consolidated (B)	882	152,295
Coca-Cola European Partners PLC	51,258	2,135,408
Coca-Cola HBC AG (A)	43,391	1,605,756
Constellation Brands, Inc., Class A	45,954	10,473,836
Craft Brew Alliance, Inc. (A)	2,668	49,625
Davide Campari-Milano SpA	136,294	1,031,857
Diageo PLC	585,959	19,816,958
Dr. Pepper Snapple Group, Inc.	48,173	5,702,720
Heineken Holding NV	27,073	2,791,479
Heineken NV	60,894	6,549,389
Kirin Holdings Company, Ltd.	204,092	5,433,352
MGP Ingredients, Inc.	2,426	217,345
Molson Coors Brewing Company,
Class B	49,292	3,713,166
Monster Beverage Corp. (A)	110,901	6,344,646
National Beverage Corp. (B)	2,199	195,755
PepsiCo, Inc.	380,162	41,494,682
Pernod Ricard SA	49,890	8,307,093
Primo Water Corp. (A)	5,195	60,833
Remy Cointreau SA	5,357	764,142
Suntory Beverage & Food, Ltd.	32,459	1,580,121
The Boston Beer Company, Inc.,
Class A (A)	5,513	1,042,233
The Coca-Cola Company	1,026,279	44,571,297
Treasury Wine Estates, Ltd.	170,656	2,229,662
		199,669,975
Food and staples retailing – 1.5%
Aeon Company, Ltd.	143,278	2,548,191
Carrefour SA (B)	136,414	2,829,210
Casey’s General Stores, Inc.	16,762	1,839,965
Casino Guichard Perrachon SA (B)	13,097	641,475
Colruyt SA	14,098	780,318
Costco Wholesale Corp.	117,365	22,115,087
CVS Health Corp.	271,190	16,870,730
FamilyMart UNY Holdings
Company, Ltd. (B)	19,541	1,628,096
ICA Gruppen AB (B)	19,160	679,288
Ingles Markets, Inc., Class A	2,823	95,559
J Sainsbury PLC	385,655	1,293,674
Jeronimo Martins SGPS SA	58,963	1,072,454
Koninklijke Ahold Delhaize NV	300,932	7,130,860
Lawson, Inc.	11,989	819,594
METRO AG	42,485	751,572
Performance Food Group Company (A)	19,153	571,717
PriceSmart, Inc.	4,224	352,915
Seven & i Holdings Company, Ltd.	176,929	7,578,281
SpartanNash Company	7,176	123,499
Sprouts Farmers Market, Inc. (A)	55,249	1,296,694
Sundrug Company, Ltd.	17,492	818,729
SUPERVALU, Inc. (A)	7,448	113,433
Sysco Corp.	127,903	7,669,064
Tesco PLC	1,923,565	5,567,197
The Andersons, Inc.	5,168	171,061
The Chefs’ Warehouse, Inc. (A)	4,120	94,760
The Kroger Company	234,648	5,617,473
Tsuruha Holdings, Inc.	8,598	1,237,449
United Natural Foods, Inc. (A)	32,143	1,380,220
Village Super Market, Inc., Class A	1,860	49,048
Walgreens Boots Alliance, Inc.	227,722	14,908,959
Walmart, Inc.	387,985	34,519,025
Weis Markets, Inc.	2,065	84,624
Wesfarmers, Ltd.	266,383	8,536,197
Wm Morrison Supermarkets PLC	530,497	1,591,687
Woolworths Group, Ltd.	306,286	6,216,695
		159,594,800
Food products – 1.7%
Ajinomoto Company, Inc.	127,696	2,318,990
Archer-Daniels-Midland Company	149,220	6,471,671
Associated British Foods PLC	83,715	2,926,805
B&G Foods, Inc. (B)	12,473	295,610
Barry Callebaut AG	512	1,001,349
Calavo Growers, Inc. (B)	2,984	275,125
Calbee, Inc. (B)	19,000	645,617
Cal-Maine Foods, Inc. (A)	5,436	237,553
Campbell Soup Company (B)	51,215	2,218,122
Chocoladefabriken Lindt &
Spruengli AG	245	1,520,032
Chocoladefabriken Lindt &
Spruengli AG	24	1,747,015
Conagra Brands, Inc.	107,243	3,955,122
Danone SA	141,818	11,498,921
Darling Ingredients, Inc. (A)	31,034	536,888
Dean Foods Company	17,749	152,996
Farmer Brothers Company (A)	1,744	52,669
Flowers Foods, Inc.	82,742	1,808,740
Fresh Del Monte Produce, Inc.	6,040	273,250
Freshpet, Inc. (A)(B)	4,878	80,243
General Mills, Inc.	151,639	6,832,853
Golden Agri-Resources, Ltd.	1,651,061	442,619
Hormel Foods Corp. (B)	73,090	2,508,449
Hostess Brands, Inc. (A)	15,269	225,829
Ingredion, Inc.	32,249	4,157,541
J&J Snack Foods Corp.	2,831	386,601
John B. Sanfilippo & Son, Inc.	1,612	93,286
Kellogg Company	66,400	4,316,664
Kerry Group PLC, Class A	37,246	3,776,331
Kikkoman Corp. (B)	34,646	1,404,631
Lamb Weston Holdings, Inc.	65,256	3,799,204
Lancaster Colony Corp.	12,236	1,506,741
Landec Corp. (A)	5,471	71,397
Limoneira Company	2,616	62,078
Marine Harvest ASA	97,811	1,977,099
McCormick & Company, Inc.	32,427	3,449,909
MEIJI Holdings Company, Ltd.	28,700	2,204,646
Mondelez International, Inc., Class A	397,207	16,575,448
Nestle SA	731,158	57,791,817
NH Foods, Ltd.	21,941	900,913
Nisshin Seifun Group, Inc.	46,500	923,996
Nissin Foods Holdings Company, Ltd.	13,575	941,840
Orkla ASA	191,570	2,064,548
Post Holdings, Inc. (A)	29,276	2,217,950
Sanderson Farms, Inc.	12,759	1,518,576
Seneca Foods Corp., Class A (A)	1,558	43,157
The Hain Celestial Group, Inc. (A)	46,393	1,487,824
The Hershey Company	37,538	3,714,760
The J.M. Smucker Company	30,324	3,760,479
The Kraft Heinz Company	159,261	9,920,368
Tootsie Roll Industries, Inc. (B)	11,906	350,640
Toyo Suisan Kaisha, Ltd.	20,750	819,968
TreeHouse Foods, Inc. (A)	25,214	964,940
Tyson Foods, Inc., Class A	79,400	5,811,286
WH Group, Ltd. (C)	2,066,000	2,213,690
Wilmar International, Ltd.	382,203	931,827
Yakult Honsha Company, Ltd. (B)	20,503	1,536,887
Yamazaki Baking Company, Ltd.	30,690	642,968
		190,366,478

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household products – 1.0%
Central Garden & Pet Company (A)	2,840	$122,120
Central Garden & Pet Company,
Class A (A)	5,754	227,916
Church & Dwight Company, Inc.	65,204	3,283,673
Colgate-Palmolive Company	234,253	16,791,255
Energizer Holdings, Inc.	26,646	1,587,569
Essity AB, Class B (A)	142,348	3,944,915
Henkel AG & Company KGaA	24,432	3,078,032
HRG Group, Inc. (A)	22,599	372,658
Kimberly-Clark Corp.	93,854	10,336,141
Lion Corp.	52,200	1,071,236
Oil-Dri Corp. of America	1,047	42,079
Reckitt Benckiser Group PLC	157,014	13,253,212
The Clorox Company	34,422	4,581,912
The Procter & Gamble Company	673,708	53,411,570
Unicharm Corp.	94,800	2,734,367
WD-40 Company	2,591	341,235
		115,179,890
Personal products – 0.8%
Beiersdorf AG	23,687	2,684,390
Coty, Inc., Class A	127,875	2,340,113
Edgewell Personal Care Company (A)	24,107	1,176,904
elf Beauty, Inc. (A)(B)	4,166	80,695
Inter Parfums, Inc.	3,299	155,548
Kao Corp.	116,275	8,729,165
Kose Corp. (B)	7,100	1,492,582
L’Oreal SA	59,190	13,368,568
Medifast, Inc.	1,981	185,124
Natural Health Trends Corp.	1,568	29,808
Nu Skin Enterprises, Inc., Class A	22,137	1,631,718
Pola Orbis Holdings, Inc.	21,572	899,276
Revlon, Inc., Class A (A)	2,429	50,037
Shiseido Company, Ltd.	89,260	5,732,011
The Estee Lauder Companies, Inc.,
Class A	60,160	9,007,155
Unilever NV	382,690	21,601,095
Unilever PLC	289,347	16,047,926
USANA Health Sciences, Inc. (A)	2,160	185,544
		85,397,659
Tobacco – 1.1%
Altria Group, Inc.	507,896	31,652,079
British American Tobacco PLC	538,841	31,148,708
Imperial Brands PLC	224,081	7,629,844
Japan Tobacco, Inc.	258,466	7,383,596
Philip Morris International, Inc.	415,149	41,265,811
Swedish Match AB	42,668	1,933,617
Universal Corp.	4,731	229,454
Vector Group, Ltd. (B)	18,401	375,196
		121,618,305
		871,827,107
Energy – 5.3%
Energy equipment and services – 0.6%
Archrock, Inc.	13,387	117,136
Baker Hughes, a GE Company	112,150	3,114,406
Basic Energy Services, Inc. (A)	3,562	51,435
Bristow Group, Inc. (B)	6,534	84,942
C&J Energy Services, Inc. (A)	9,634	248,750
Cactus, Inc., Class A (A)	4,482	120,700
CARBO Ceramics, Inc. (A)(B)	5,197	37,678
Core Laboratories NV	19,694	2,131,285
Diamond Offshore Drilling, Inc. (A)(B)	40,850	598,861
Dril-Quip, Inc. (A)	24,189	1,083,667
Ensco PLC, Class A (B)	276,158	1,212,334
Era Group, Inc. (A)	4,778	44,674
Exterran Corp. (A)	6,076	162,229
Fairmount Santrol Holdings, Inc. (A)	30,002	127,509
Forum Energy Technologies, Inc. (A)	15,401	169,411
Frank’s International NV	10,540	57,232
FTS International, Inc. (A)	4,384	80,622
Geospace Technologies Corp. (A)	2,883	28,455
Halliburton Company	232,700	10,922,938
Helix Energy Solutions Group, Inc. (A)	27,690	160,325
Helmerich & Payne, Inc. (B)	29,120	1,938,227
Independence Contract Drilling, Inc. (A)	7,708	29,136
John Wood Group PLC	157,468	1,196,541
Keane Group, Inc. (A)	9,973	147,600
Key Energy Services, Inc. (A)	2,328	27,284
Liberty Oilfield Services, Inc.,
Class A (A)(B)	2,875	48,559
Mammoth Energy Services, Inc. (A)	1,534	49,180
Matrix Service Company (A)	5,118	70,117
McDermott International, Inc. (A)	53,652	326,741
Nabors Industries, Ltd.	140,875	984,716
National Oilwell Varco, Inc.	101,352	3,730,767
Natural Gas Services Group, Inc. (A)	2,434	58,051
NCS Multistage Holdings, Inc. (A)	2,120	31,800
Newpark Resources, Inc. (A)	16,024	129,794
Nine Energy Service, Inc. (A)	1,644	40,031
Noble Corp. PLC (A)	46,811	173,669
Nordic American Offshore, Ltd.	889	978
Oceaneering International, Inc.	43,963	815,074
Oil States International, Inc. (A)	9,670	253,354
Patterson-UTI Energy, Inc.	99,241	1,737,710
Pioneer Energy Services Corp. (A)	15,558	42,007
ProPetro Holding Corp. (A)(B)	10,767	171,088
RigNet, Inc. (A)	2,724	37,046
Rowan Companies PLC, Class A (A)	73,005	842,478
Schlumberger, Ltd.	370,416	23,995,548
SEACOR Holdings, Inc. (A)	3,219	164,491
SEACOR Marine Holdings, Inc. (A)	3,339	63,508
Select Energy Services, Inc., Class A (A)	4,992	62,999
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	3,713	61,487
Superior Energy Services, Inc. (A)	98,058	826,629
TechnipFMC PLC	116,924	3,443,412
Tenaris SA (B)	110,983	1,918,459
TETRA Technologies, Inc. (A)	22,375	83,906
Transocean, Ltd. (A)(B)	194,639	1,926,926
U.S. Silica Holdings, Inc. (B)	15,627	398,801
Unit Corp. (A)	9,891	195,446
		66,578,149
Oil, gas and consumable fuels – 4.7%
Abraxas Petroleum Corp. (A)	30,949	68,707
Anadarko Petroleum Corp.	145,957	8,817,262
Andeavor	37,651	3,786,185
Apache Corp.	102,909	3,959,938
Arch Coal, Inc., Class A	3,572	328,195
Ardmore Shipping Corp. (A)	6,916	52,562
Bonanza Creek Energy, Inc. (A)	3,972	110,064
BP PLC	4,647,120	31,345,296
Cabot Oil & Gas Corp.	123,399	2,959,108
California Resources Corp. (A)	8,345	143,117
Callon Petroleum Company (A)	128,466	1,700,890
Caltex Australia, Ltd.	61,192	1,486,420
Carrizo Oil & Gas, Inc. (A)	14,799	236,784
Chesapeake Energy Corp. (A)(B)	405,918	1,225,872
Chevron Corp.	510,678	58,237,719
Cimarex Energy Company	25,266	2,362,371

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Clean Energy Fuels Corp. (A)	29,379	$48,475
Cloud Peak Energy, Inc. (A)	15,668	45,594
CNX Resources Corp. (A)	89,905	1,387,234
Concho Resources, Inc. (A)	40,094	6,027,331
ConocoPhillips	314,113	18,623,760
CVR Energy, Inc. (B)	2,997	90,569
Delek US Holdings, Inc.	15,133	615,913
Denbury Resources, Inc. (A)	76,551	209,750
Devon Energy Corp.	140,187	4,456,545
DHT Holdings, Inc.	16,703	56,790
Dorian LPG, Ltd. (A)	5,029	37,667
Earthstone Energy, Inc., Class A (A)	4,062	41,107
Enagas SA	52,964	1,450,405
Energen Corp. (A)	43,392	2,727,621
Eni SpA	597,401	10,523,365
EOG Resources, Inc.	154,859	16,302,007
EQT Corp.	65,336	3,104,113
Evolution Petroleum Corp.	5,638	45,386
Exxon Mobil Corp.	1,132,712	84,511,642
Frontline, Ltd. (B)	15,731	69,688
Galp Energia SGPS SA	117,881	2,223,082
GasLog, Ltd.	7,874	129,527
Gastar Exploration, Inc. (A)(B)	37,912	25,883
Gener8 Maritime, Inc. (A)	9,687	54,732
Golar LNG, Ltd. (B)	18,160	496,858
Green Plains, Inc.	7,586	127,445
Gulfport Energy Corp. (A)	73,564	709,893
Halcon Resources Corp. (A)	26,771	130,375
Hess Corp.	72,078	3,648,588
HighPoint Resources Corp. (A)	19,401	98,557
HollyFrontier Corp.	79,180	3,868,735
Idemitsu Kosan Company, Ltd.	31,700	1,212,865
Inpex Corp.	223,341	2,771,510
International Seaways, Inc. (A)	5,503	96,853
Jagged Peak Energy, Inc. (A)	10,962	154,893
JXTG Holdings, Inc.	724,811	4,418,867
Kinder Morgan, Inc.	507,564	7,643,914
Koninklijke Vopak NV (B)	16,172	794,045
Lilis Energy, Inc. (A)	9,071	36,012
Lundin Petroleum AB (A)	43,868	1,108,232
Marathon Oil Corp.	226,669	3,656,171
Marathon Petroleum Corp.	126,888	9,276,782
Matador Resources Company (A)	61,815	1,848,887
Midstates Petroleum Company, Inc. (A)	2,666	35,538
Murphy Oil Corp.	72,421	1,871,359
NACCO Industries, Inc., Class A	853	28,021
Neste OYJ	30,152	2,098,730
Newfield Exploration Company (A)	53,387	1,303,711
Noble Energy, Inc.	131,943	3,997,873
Nordic American Tankers, Ltd. (B)	29,056	56,369
Oasis Petroleum, Inc. (A)	51,033	413,367
Occidental Petroleum Corp.	205,078	13,321,867
Oil Search, Ltd.	322,442	1,791,073
OMV AG	34,660	2,021,613
ONEOK, Inc.	109,487	6,232,000
Origin Energy, Ltd. (A)	412,446	2,783,424
Overseas Shipholding Group, Inc.,
Class A (A)	10,774	30,598
Pacific Ethanol, Inc. (A)	9,742	29,226
Panhandle Oil and Gas, Inc., Class A	3,329	64,250
Par Pacific Holdings, Inc. (A)	5,951	102,179
PBF Energy, Inc., Class A	49,407	1,674,897
PDC Energy, Inc. (A)	12,557	615,670
Peabody Energy Corp.	12,576	459,024
Penn Virginia Corp. (A)	2,765	96,886
Phillips 66	111,968	10,739,971
Pioneer Natural Resources Company	45,399	7,798,640
QEP Resources, Inc. (A)	107,565	1,053,061
Range Resources Corp.	58,683	853,251
Renewable Energy Group, Inc. (A)	7,518	96,230
Repsol SA	294,532	5,235,493
Resolute Energy Corp. (A)(B)	4,216	146,084
REX American Resources Corp. (A)	1,104	80,371
Ring Energy, Inc. (A)	9,499	136,311
Royal Dutch Shell PLC, A Shares	1,067,215	33,765,124
Royal Dutch Shell PLC, B Shares	879,972	28,316,133
Sanchez Energy Corp. (A)(B)	14,956	46,812
SandRidge Energy, Inc. (A)	6,915	100,337
Santos, Ltd. (A)	440,622	1,737,820
Scorpio Tankers, Inc.	52,447	102,796
SemGroup Corp., Class A	12,692	271,609
Ship Finance International, Ltd. (B)	10,822	154,755
Showa Shell Sekiyu KK	44,094	600,249
SilverBow Resources, Inc. (A)	1,378	40,100
SM Energy Company	45,847	826,621
Snam SpA	534,163	2,455,443
Southwestern Energy Company (A)	228,157	987,920
SRC Energy, Inc. (A)	45,657	430,546
Statoil ASA	271,755	6,431,886
Stone Energy Corp. (A)	3,746	138,977
Teekay Corp. (B)	12,215	98,819
Teekay Tankers, Ltd., Class A (B)	44,426	52,867
Tellurian, Inc. (A)(B)	11,997	86,498
The Williams Companies, Inc.	220,473	5,480,959
TOTAL SA	564,157	32,337,266
Ultra Petroleum Corp. (A)	37,912	158,093
Uranium Energy Corp. (A)(B)	29,179	38,224
Valero Energy Corp.	115,844	10,746,848
W&T Offshore, Inc. (A)	18,401	81,516
WildHorse Resource Development
Corp. (A)	9,237	176,334
Woodside Petroleum, Ltd.	219,461	4,976,783
World Fuel Services Corp.	30,200	741,410
WPX Energy, Inc. (A)	177,772	2,627,470
		510,905,460
		577,483,609
Financials – 16.6%
Banks – 8.3%
1st Source Corp.	2,942	148,924
ABN AMRO Group NV (C)	99,404	2,997,362
Access National Corp.	3,060	87,302
ACNB Corp.	1,526	44,636
AIB Group PLC	192,660	1,159,599
Allegiance Bancshares, Inc. (A)	2,334	91,376
American National Bankshares, Inc.	1,748	65,725
Ameris Bancorp	6,847	362,206
Aozora Bank, Ltd.	28,127	1,128,915
Arrow Financial Corp.	2,364	80,258
Associated Banc-Corp	76,142	1,892,129
Atlantic Capital Bancshares, Inc. (A)	4,351	78,753
Australia & New Zealand Banking
Group, Ltd.	690,161	14,364,555
Banc of California, Inc.	8,241	159,051
BancFirst Corp.	3,074	163,229
Banco Bilbao Vizcaya Argentaria SA	1,566,564	12,406,502
Banco de Sabadell SA	1,253,410	2,563,760
Banco Espirito Santo SA (A)	625,609	250
Banco Latinoamericano de Comercio
Exterior SA	5,803	165,386

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banco Santander SA	3,789,840	$24,805,927
BancorpSouth Bank	53,498	1,701,236
Bank Hapoalim BM	250,702	1,724,057
Bank Leumi Le-Israel BM	340,226	2,055,115
Bank of America Corp.	2,557,115	76,687,879
Bank of Commerce Holdings	4,197	48,895
Bank of Hawaii Corp.	18,895	1,570,175
Bank of Ireland Group PLC (A)	215,444	1,887,912
Bank of Marin Bancorp	1,397	96,323
Bank of Queensland, Ltd.	93,487	793,551
Bank of the Ozarks	54,210	2,616,717
Bankia SA	290,071	1,301,245
Bankinter SA	158,046	1,627,136
Bankwell Financial Group, Inc.	1,407	45,418
Banner Corp.	6,125	339,876
Bar Harbor Bankshares	3,071	85,128
Barclays PLC	4,002,211	11,694,882
BB&T Corp.	207,783	10,813,027
BCB Bancorp, Inc.	2,856	44,696
Bendigo & Adelaide Bank, Ltd.	112,325	855,229
Berkshire Hills Bancorp, Inc.	7,400	280,830
Blue Hills Bancorp, Inc.	4,480	93,408
BNP Paribas SA	263,962	19,575,603
BOC Hong Kong Holdings, Ltd.	869,241	4,264,304
Boston Private Financial Holdings, Inc.	15,821	238,106
Bridge Bancorp, Inc.	3,759	126,114
Brookline Bancorp, Inc.	14,119	228,728
Bryn Mawr Bank Corp.	3,512	154,352
Byline Bancorp, Inc. (A)	3,280	75,210
C&F Financial Corp.	776	40,818
Cadence BanCorp	5,506	149,928
CaixaBank SA	843,228	4,020,220
Camden National Corp.	3,010	133,945
Capital City Bank Group, Inc.	2,371	58,682
Capstar Financial Holdings, Inc. (A)	2,428	45,719
Carolina Financial Corp.	3,513	137,991
Cathay General Bancorp	48,315	1,931,634
CenterState Bank Corp.	11,175	296,473
Central Pacific Financial Corp.	5,523	157,185
Central Valley Community Bancorp	2,352	46,005
Century Bancorp, Inc., Class A	701	55,659
Chemical Financial Corp.	45,192	2,471,099
Chemung Financial Corp.	809	37,594
Citigroup, Inc.	687,001	46,372,568
Citizens & Northern Corp.	2,904	67,053
Citizens Financial Group, Inc.	129,816	5,449,676
City Holding Company	2,775	190,254
Civista Bancshares, Inc.	2,488	56,876
CNB Financial Corp.	3,039	88,405
CoBiz Financial, Inc.	7,481	146,628
Codorus Valley Bancorp, Inc.	2,010	56,521
Columbia Banking System, Inc.	13,535	567,793
Comerica, Inc.	46,404	4,451,536
Commerce Bancshares, Inc.	41,923	2,511,607
Commerzbank AG (A)	250,089	3,246,732
Commonwealth Bank of Australia	411,761	23,026,406
Community Bank System, Inc.	9,175	491,413
Community Bankers Trust Corp. (A)	5,579	50,211
Community Trust Bancorp, Inc.	2,980	134,696
Concordia Financial Group, Ltd.	287,346	1,622,489
ConnectOne Bancorp, Inc.	5,750	165,600
Credit Agricole SA	267,431	4,360,464
Cullen/Frost Bankers, Inc.	25,871	2,744,137
Customers Bancorp, Inc. (A)	5,475	159,596
CVB Financial Corp.	19,581	443,314
Danske Bank A/S	176,142	6,599,737
DBS Group Holdings, Ltd.	420,983	8,892,148
DNB ASA	229,594	4,522,364
DNB Financial Corp.	956	34,081
Eagle Bancorp, Inc. (A)	6,016	360,058
East West Bancorp, Inc.	64,528	4,035,581
Enterprise Financial Services Corp.	4,036	189,288
Equity Bancshares, Inc., Class A (A)	2,163	84,703
Erste Group Bank AG	70,728	3,555,729
Evans Bancorp, Inc.	1,159	52,445
Farmers & Merchants Bancorp, Inc.	1,658	66,933
Farmers Capital Bank Corp.	1,681	67,156
Farmers National Banc Corp.	5,131	71,064
FB Financial Corp. (A)	2,355	95,589
FCB Financial Holdings, Inc.,
Class A (A)	6,864	350,750
Fidelity Southern Corp.	4,449	102,638
Fifth Third Bancorp	185,522	5,890,324
Financial Institutions, Inc.	3,036	89,866
First Bancorp (NC)	5,248	187,091
First BanCorp (PR) (A)	36,535	219,941
First Bancorp, Inc.	2,247	62,871
First Busey Corp.	7,499	222,870
First Business Financial Services, Inc.	2,028	51,024
First Citizens BancShares, Inc., Class A	1,356	560,353
First Commonwealth Financial Corp.	17,978	254,029
First Community Bancshares, Inc.	3,237	96,624
First Connecticut Bancorp, Inc.	2,940	75,264
First Financial Bancorp	11,706	343,571
First Financial Bankshares, Inc. (B)	11,935	552,591
First Financial Corp.	2,207	91,811
First Financial Northwest, Inc.	2,588	43,349
First Foundation, Inc. (A)	5,723	106,104
First Guaranty Bancshares, Inc.	1,250	32,488
First Horizon National Corp.	145,907	2,747,429
First Internet Bancorp	1,605	59,385
First Interstate BancSystem, Inc.,
Class A	4,909	194,151
First Merchants Corp.	7,599	316,878
First Mid-Illinois Bancshares, Inc.	2,104	76,691
First Midwest Bancorp, Inc.	19,169	471,366
First NBC Bank Holding Company (A)	4,227	106
First Northwest Bancorp (A)	2,514	42,461
Flushing Financial Corp.	5,473	147,552
FNB Bancorp	1,199	44,111
FNB Corp.	144,404	1,942,234
Franklin Financial Network, Inc. (A)	2,504	81,630
Fukuoka Financial Group, Inc.	183,101	1,003,059
Fulton Financial Corp.	110,249	1,956,920
German American Bancorp, Inc.	4,142	138,136
Glacier Bancorp, Inc.	14,678	563,342
Great Southern Bancorp, Inc.	2,127	106,244
Great Western Bancorp, Inc.	11,119	447,762
Green Bancorp, Inc. (A)	4,752	105,732
Guaranty Bancorp	4,677	132,593
Guaranty Bancshares, Inc.	1,596	53,163
Hancock Holding Company	53,723	2,777,479
Hang Seng Bank, Ltd.	179,690	4,175,024
Hanmi Financial Corp.	5,903	181,517
HarborOne Bancorp, Inc. (A)	2,487	43,920
Heartland Financial USA, Inc.	4,402	233,526
Heritage Commerce Corp.	6,935	114,289
Heritage Financial Corp.	5,483	167,780
Hilltop Holdings, Inc.	13,929	326,774
Home BancShares, Inc.	100,403	2,290,192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HomeTrust Bancshares, Inc. (A)	3,437	$89,534
Hope Bancorp, Inc.	24,853	452,076
Horizon Bancorp	4,401	132,074
Howard Bancorp, Inc. (A)	2,069	40,966
HSBC Holdings PLC	4,696,491	44,103,394
Huntington Bancshares, Inc.	294,726	4,450,363
IBERIABANK Corp.	9,514	742,092
Independent Bank Corp. (MA)	5,043	360,827
Independent Bank Corp. (MI)	3,740	85,646
Independent Bank Group, Inc.	3,796	268,377
ING Groep NV	912,771	15,403,191
International Bancshares Corp.	34,584	1,345,318
Intesa Sanpaolo SpA	3,166,843	11,530,480
Investar Holding Corp.	1,896	49,012
Investors Bancorp, Inc.	46,938	640,234
Japan Post Bank Company, Ltd.	95,800	1,300,093
JPMorgan Chase & Co.	917,274	100,872,622
KBC Group NV	58,937	5,132,165
KeyCorp	283,630	5,544,967
Kyushu Financial Group, Inc.	83,200	415,533
Lakeland Bancorp, Inc.	8,672	172,139
Lakeland Financial Corp.	4,498	207,943
LCNB Corp.	2,295	43,605
LegacyTexas Financial Group, Inc.	9,033	386,793
Live Oak Bancshares, Inc.	4,461	124,016
Lloyds Banking Group PLC	16,904,186	15,376,482
M&T Bank Corp.	40,157	7,403,345
Macatawa Bank Corp.	6,126	62,914
MainSource Financial Group, Inc.	4,613	187,518
MB Financial, Inc.	52,768	2,136,049
MBT Financial Corp.	4,253	45,720
Mebuki Financial Group, Inc.	231,700	900,013
Mediobanca Banca di Credito
Finanziario SpA	145,284	1,708,016
Mercantile Bank Corp.	3,203	106,500
Metropolitan Bank Holding Corp. (A)	827	34,825
Midland States Bancorp, Inc.	3,118	98,404
MidSouth Bancorp, Inc.	3,479	44,009
MidWestOne Financial Group, Inc.	2,430	80,895
Mitsubishi UFJ Financial Group, Inc.	2,801,168	18,615,487
Mizrahi Tefahot Bank, Ltd.	31,824	609,617
Mizuho Financial Group, Inc.	5,666,700	10,326,864
MutualFirst Financial, Inc.	1,271	46,074
National Australia Bank, Ltd.	630,991	13,930,090
National Bank Holdings Corp., Class A	4,544	151,088
National Commerce Corp. (A)	2,379	103,605
NBT Bancorp, Inc.	8,187	290,475
Nicolet Bankshares, Inc. (A)	1,714	94,390
Nordea Bank AB	713,628	7,635,791
Northeast Bancorp	1,598	32,759
Northrim BanCorp, Inc.	1,565	54,071
Norwood Financial Corp.	1,320	39,719
OFG Bancorp	8,562	89,473
Ohio Valley Banc Corp.	958	40,092
Old Line Bancshares, Inc.	1,751	57,783
Old National Bancorp	25,204	425,948
Old Second Bancorp, Inc.	5,800	80,620
Opus Bank	3,792	106,176
Orrstown Financial Services, Inc.	1,718	41,490
Oversea-Chinese Banking Corp., Ltd.	738,124	7,271,259
Pacific Mercantile Bancorp (A)	4,337	41,418
Pacific Premier Bancorp, Inc. (A)	7,390	297,078
PacWest Bancorp	56,151	2,781,159
Park National Corp.	2,474	256,702
Peapack Gladstone Financial Corp.	3,459	115,496
Penns Woods Bancorp, Inc.	1,157	48,953
Peoples Bancorp of North Carolina, Inc.	1,266	38,892
Peoples Bancorp, Inc.	3,138	111,242
Peoples Financial Services Corp.	1,469	67,060
People’s United Financial, Inc.	93,394	1,742,732
People’s Utah Bancorp	2,702	87,275
Pinnacle Financial Partners, Inc.	33,032	2,120,654
Preferred Bank	2,504	160,757
Premier Financial Bancorp, Inc.	2,210	41,128
Prosperity Bancshares, Inc.	31,175	2,264,240
QCR Holdings, Inc.	2,353	105,532
Raiffeisen Bank International AG (A)	34,837	1,356,887
RBB Bancorp	1,744	45,989
Regions Financial Corp.	300,304	5,579,648
Renasant Corp.	8,532	363,122
Republic Bancorp, Inc., Class A	1,805	69,132
Republic First Bancorp, Inc. (A)(B)	9,936	86,443
Resona Holdings, Inc.	518,746	2,788,235
S&T Bancorp, Inc.	6,307	251,902
Sandy Spring Bancorp, Inc.	5,894	228,451
Seacoast Banking Corp. of Florida (A)	7,924	209,748
ServisFirst Bancshares, Inc.	8,813	359,747
Seven Bank, Ltd. (B)	139,440	447,329
Shinsei Bank, Ltd. (B)	37,966	588,970
Shore Bancshares, Inc.	2,724	51,375
Sierra Bancorp	2,727	72,647
Signature Bank (A)	23,966	3,401,974
Simmons First National Corp., Class A	15,640	444,958
Skandinaviska Enskilda Banken AB,
Series A (B)	356,959	3,750,318
SmartFinancial, Inc. (A)	1,783	42,007
Societe Generale SA	180,257	9,789,822
South State Corp.	6,713	572,619
Southern First Bancshares, Inc. (A)	1,378	61,321
Southern National Bancorp of
Virginia, Inc.	4,583	72,595
Southside Bancshares, Inc.	5,060	175,784
Standard Chartered PLC	773,346	7,750,755
State Bank Financial Corp.	6,990	209,770
Sterling Bancorp	140,402	3,166,065
Stock Yards Bancorp, Inc.	4,304	151,070
Sumitomo Mitsui Financial Group, Inc.	315,658	13,391,563
Sumitomo Mitsui Trust Holdings, Inc.	77,983	3,187,877
Summit Financial Group, Inc.	2,370	59,274
SunTrust Banks, Inc.	125,197	8,518,404
Suruga Bank, Ltd.	40,203	564,213
SVB Financial Group (A)	14,120	3,388,941
Svenska Handelsbanken AB, A Shares	358,784	4,490,838
Swedbank AB, A Shares	212,755	4,780,679
Synovus Financial Corp.	52,982	2,645,921
TCF Financial Corp.	76,323	1,740,928
Texas Capital Bancshares, Inc. (A)	31,586	2,839,581
The Bancorp, Inc. (A)	9,478	102,362
The Bank of East Asia, Ltd.	295,999	1,186,038
The Bank of Kyoto, Ltd. (B)	14,214	805,479
The Bank of NT Butterfield & Son, Ltd.	9,727	436,548
The Chiba Bank, Ltd.	164,764	1,347,100
The Community Financial Corp.	949	35,322
The First Bancshares, Inc.	2,146	69,209
The First of Long Island Corp.	4,599	126,243
The Hachijuni Bank, Ltd.	93,338	507,264
The PNC Financial Services Group, Inc.	126,022	19,059,567
The Royal Bank of Scotland Group
PLC (A)	839,191	3,052,829
The Shizuoka Bank, Ltd.	120,908	1,162,713

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Tompkins Financial Corp.	2,756	$208,795
Towne Bank	12,014	343,600
TriCo Bancshares	3,881	144,451
TriState Capital Holdings, Inc. (A)	4,385	101,951
Triumph Bancorp, Inc. (A)	3,316	136,619
Trustmark Corp.	42,963	1,338,727
U.S. Bancorp	419,312	21,175,256
UMB Financial Corp.	28,097	2,033,942
Umpqua Holdings Corp.	140,048	2,998,428
UniCredit SpA	470,540	9,834,815
Union Bankshares Corp.	10,517	386,079
United Bankshares, Inc.	65,819	2,320,120
United Community Banks, Inc.	13,692	433,352
United Overseas Bank, Ltd.	313,439	6,595,447
United Security Bancshares	3,022	32,487
Univest Corp. of Pennsylvania	5,455	151,104
Valley National Bancorp	166,624	2,076,135
Veritex Holdings, Inc. (A)	3,330	92,141
Washington Trust Bancorp, Inc.	2,810	151,038
Webster Financial Corp.	41,121	2,278,103
Wells Fargo & Company	1,173,248	61,489,928
WesBanco, Inc.	7,885	333,536
West Bancorporation, Inc.	3,249	83,174
Westamerica Bancorporation	4,865	282,559
Westpac Banking Corp.	797,516	17,664,529
Wintrust Financial Corp.	35,414	3,047,375
Yamaguchi Financial Group, Inc. (B)	45,554	563,726
Zions Bancorporation	52,154	2,750,080
		915,716,217
Capital markets – 2.9%
3i Group PLC	228,616	2,759,362
Affiliated Managers Group, Inc.	14,522	2,753,081
Ameriprise Financial, Inc.	39,070	5,780,016
Amundi SA (C)	14,202	1,140,523
Arlington Asset Investment Corp.,
Class A (B)	5,373	59,318
Artisan Partners Asset Management, Inc.,
Class A	8,719	290,343
Associated Capital Group, Inc., Class A	973	36,439
ASX, Ltd.	45,538	1,973,504
B. Riley Financial, Inc.	4,094	79,833
BlackRock, Inc.	33,075	17,917,389
Brightsphere Investment Group PLC	14,298	225,336
Cboe Global Markets, Inc.	30,267	3,453,465
CME Group, Inc.	90,766	14,680,493
Cohen & Steers, Inc.	4,052	164,754
Cowen, Inc. (A)(B)	5,066	66,871
Credit Suisse Group AG (A)	570,381	9,579,560
Daiwa Securities Group, Inc.	379,508	2,442,471
Deutsche Bank AG	485,495	6,772,876
Deutsche Boerse AG	45,337	6,197,716
Diamond Hill Investment Group, Inc.	593	122,490
Donnelley Financial Solutions, Inc. (A)	6,610	113,494
E*TRADE Financial Corp. (A)	71,122	3,940,870
Eaton Vance Corp.	53,603	2,984,079
Evercore, Inc., Class A	26,887	2,344,546
FactSet Research Systems, Inc.	17,421	3,474,096
Federated Investors, Inc., Class B	42,377	1,415,392
Financial Engines, Inc.	11,202	392,070
Franklin Resources, Inc.	87,034	3,018,339
GAIN Capital Holdings, Inc. (B)	6,701	45,232
GAMCO Investors, Inc., Class A	1,226	30,442
Greenhill & Company, Inc.	4,760	88,060
Hamilton Lane, Inc., Class A	2,707	100,782
Hargreaves Lansdown PLC	61,022	1,400,676
Hong Kong Exchanges & Clearing, Ltd.	276,671	9,112,726
Houlihan Lokey, Inc.	4,862	216,845
Interactive Brokers Group, Inc., Class A	31,908	2,145,494
Intercontinental Exchange, Inc.	156,056	11,317,181
INTL. FCStone, Inc. (A)	2,881	122,961
Invesco, Ltd.	108,645	3,477,726
Investec PLC	158,586	1,225,602
Investment Technology Group, Inc.	6,223	122,842
Janus Henderson Group PLC	80,523	2,664,506
Japan Exchange Group, Inc.	122,500	2,293,706
Julius Baer Group, Ltd. (A)	52,574	3,235,480
Kingston Financial Group, Ltd. (B)	942,000	423,741
Ladenburg Thalmann Financial
Services, Inc.	20,052	65,570
Legg Mason, Inc.	37,742	1,534,212
London Stock Exchange Group PLC	73,445	4,252,667
Longfin Corp. (A)(B)	1,919	33,122
Macquarie Group, Ltd.	75,966	6,057,311
MarketAxess Holdings, Inc.	16,779	3,648,426
Moelis & Company, Class A	5,866	298,286
Moody’s Corp.	44,342	7,152,365
Morgan Stanley	368,867	19,904,063
MSCI, Inc.	40,153	6,001,669
Nasdaq, Inc.	31,294	2,698,169
Natixis SA	221,037	1,813,673
Nomura Holdings, Inc.	852,913	4,973,604
Northern Trust Corp.	56,714	5,848,915
Oppenheimer Holdings, Inc., Class A	1,899	48,899
Partners Group Holding AG	4,079	3,035,284
Piper Jaffray Companies	2,720	225,896
PJT Partners, Inc., Class A	3,344	167,534
Pzena Investment Management, Inc.,
Class A	3,568	39,712
Raymond James Financial, Inc.	34,944	3,124,343
S&P Global, Inc.	68,012	12,994,373
Safeguard Scientifics, Inc. (A)	4,481	54,892
SBI Holdings, Inc. (B)	47,790	1,122,874
Schroders PLC	29,566	1,326,575
SEI Investments Company	58,277	4,365,530
Singapore Exchange, Ltd.	190,548	1,075,725
St. James’s Place PLC	124,183	1,893,278
State Street Corp.	98,300	9,803,459
Stifel Financial Corp.	44,692	2,647,107
T. Rowe Price Group, Inc.	65,403	7,061,562
The Bank of New York Mellon Corp.	269,954	13,910,730
The Charles Schwab Corp.	320,332	16,727,737
The Goldman Sachs Group, Inc.	94,458	23,790,192
Thomson Reuters Corp.	29,396	1,136,155
UBS Group AG (A)	859,682	15,146,669
Virtu Financial, Inc., Class A	4,770	157,410
Virtus Investment Partners, Inc.	1,323	163,787
Waddell & Reed Financial, Inc., Class A	15,278	308,768
Westwood Holdings Group, Inc.	1,642	92,757
WisdomTree Investments, Inc. (B)	22,223	203,785
		317,109,813
Consumer finance – 0.5%
Acom Company, Ltd. (A)(B)	97,710	438,777
AEON Financial Service
Company, Ltd. (B)	26,953	624,965
American Express Company	192,792	17,983,638
Capital One Financial Corp.	129,998	12,456,408
Credit Saison Company, Ltd.	36,799	615,925
Discover Financial Services	94,853	6,822,776
Encore Capital Group, Inc. (A)(B)	4,635	209,502
Enova International, Inc. (A)	6,460	142,443

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
EZCORP, Inc., Class A (A)	9,782	$129,122
FirstCash, Inc.	8,741	710,206
Green Dot Corp., Class A (A)	8,737	560,566
LendingClub Corp. (A)	62,280	217,980
Navient Corp.	70,538	925,459
Nelnet, Inc., Class A	3,614	189,410
PRA Group, Inc. (A)(B)	8,546	324,748
Regional Management Corp. (A)	2,103	66,960
SLM Corp. (A)	193,550	2,169,696
Synchrony Financial	191,042	6,405,638
World Acceptance Corp. (A)	1,160	122,148
		51,116,367
Diversified financial services – 1.2%
AMP, Ltd.	685,906	2,647,033
Berkshire Hathaway, Inc., Class B (A)	514,412	102,614,906
Cannae Holdings, Inc. (A)	11,561	218,040
Challenger, Ltd.	136,258	1,220,302
Eurazeo SA	10,251	943,879
EXOR NV	25,453	1,811,850
First Pacific Company, Ltd.	531,340	288,770
Groupe Bruxelles Lambert SA	18,956	2,168,061
Industrivarden AB, C Shares	39,022	910,074
Investor AB, B Shares	106,967	4,751,850
Kinnevik AB, B Shares	55,027	1,988,028
L E Lundbergforetagen AB, B Shares	8,757	629,524
Leucadia National Corp.	82,843	1,883,021
Marlin Business Services Corp.	1,849	52,419
Mitsubishi UFJ Lease & Finance
Company, Ltd.	102,696	615,205
NewStar Financial, Inc.	6,344	3,123
On Deck Capital, Inc. (A)	10,496	58,673
ORIX Corp.	311,083	5,574,908
Pargesa Holding SA	9,046	802,640
Standard Life Aberdeen PLC	629,518	3,177,604
Wendel SA	6,492	1,012,311
		133,372,221
Insurance – 3.6%
Admiral Group PLC	46,930	1,214,661
Aegon NV	419,366	2,829,385
Aflac, Inc.	208,252	9,113,108
Ageas	44,284	2,285,255
AIA Group, Ltd.	2,836,335	24,246,908
Alleghany Corp.	6,871	4,221,817
Allianz SE	104,753	23,680,163
Ambac Financial Group, Inc. (A)	8,778	137,639
American Equity Investment Life
Holding Company	16,444	482,796
American Financial Group, Inc.	30,791	3,455,366
American International Group, Inc.	239,746	13,046,977
AMERISAFE, Inc.	3,593	198,513
AmTrust Financial Services, Inc.	16,548	203,706
Aon PLC	65,829	9,237,784
Argo Group International Holdings, Ltd.	6,118	351,165
Arthur J. Gallagher & Company	48,248	3,316,085
Aspen Insurance Holdings, Ltd.	26,551	1,190,812
Assicurazioni Generali SpA	293,407	5,639,934
Assurant, Inc.	14,348	1,311,551
Aviva PLC	942,009	6,574,365
AXA SA	455,576	12,110,578
Baldwin & Lyons, Inc., Class B	2,490	54,780
Baloise Holding AG	11,415	1,746,309
Brighthouse Financial, Inc. (A)	25,981	1,335,423
Brown & Brown, Inc.	102,120	2,597,933
Chubb, Ltd.	124,253	16,994,083
Cincinnati Financial Corp.	39,810	2,956,291
Citizens, Inc. (A)(B)	9,749	71,363
CNO Financial Group, Inc.	105,795	2,292,578
CNP Assurances	40,564	1,024,006
Dai-ichi Life Holdings, Inc.	253,237	4,675,125
Direct Line Insurance Group PLC	322,570	1,727,204
eHealth, Inc. (A)	3,251	46,522
EMC Insurance Group, Inc.	1,903	51,533
Employers Holdings, Inc.	5,992	242,376
Enstar Group, Ltd. (A)	2,089	439,212
Everest Re Group, Ltd.	10,969	2,817,059
FBL Financial Group, Inc., Class A	1,932	133,984
Federated National Holding Company	2,500	39,425
First American Financial Corp.	49,429	2,900,494
Genworth Financial, Inc., Class A (A)	319,155	903,209
Gjensidige Forsikring ASA	46,879	862,210
Global Indemnity, Ltd.	1,760	60,755
Greenlight Capital Re, Ltd., Class A (A)	6,156	98,804
Hannover Rueck SE	14,165	1,932,560
HCI Group, Inc.	1,617	61,705
Health Insurance Innovations, Inc.,
Class A (A)	2,246	64,909
Heritage Insurance Holdings, Inc. (B)	4,212	63,854
Horace Mann Educators Corp.	7,778	332,510
Independence Holding Company	1,297	46,238
Infinity Property & Casualty Corp.	2,004	237,274
Insurance Australia Group, Ltd.	556,535	3,222,297
Investors Title Company	299	59,770
James River Group Holdings, Ltd.	4,946	175,435
Japan Post Holdings Company, Ltd.	369,900	4,495,178
Kemper Corp.	29,333	1,671,981
Kingstone Companies, Inc.	1,926	32,357
Kinsale Capital Group, Inc.	2,574	132,123
Legal & General Group PLC	1,399,597	5,071,091
Lincoln National Corp.	58,350	4,263,051
Loews Corp.	72,389	3,599,905
Maiden Holdings, Ltd.	14,476	94,094
Mapfre SA	252,889	841,358
Marsh & McLennan Companies, Inc.	135,395	11,182,273
MBIA, Inc. (A)(B)	16,970	157,142
Medibank Pvt., Ltd.	644,996	1,447,710
Mercury General Corp.	16,304	747,864
MetLife, Inc.	277,095	12,715,890
MS&AD Insurance Group Holdings, Inc.	111,451	3,462,057
Muenchener
Rueckversicherungs-Gesellschaft AG	36,477	8,482,406
National General Holdings Corp.	9,433	229,316
National Western Life Group, Inc.,
Class A	449	136,891
NI Holdings, Inc. (A)	2,374	39,646
NN Group NV	72,372	3,215,483
Old Mutual PLC	1,158,826	3,899,326
Old Republic International Corp.	111,828	2,398,711
Poste Italiane SpA (C)	122,943	1,123,004
Primerica, Inc.	28,080	2,712,528
Principal Financial Group, Inc.	71,643	4,363,775
Prudential Financial, Inc.	113,085	11,709,952
Prudential PLC	607,468	15,179,820
QBE Insurance Group, Ltd.	317,942	2,372,078
Reinsurance Group of America, Inc.	28,786	4,433,044
RenaissanceRe Holdings, Ltd.	17,867	2,474,758
RLI Corp.	7,280	461,479
RSA Insurance Group PLC	240,470	2,128,992
Safety Insurance Group, Inc.	2,730	209,801
Sampo OYJ, A Shares	105,082	5,854,397

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
SCOR SE	40,585	$1,656,890
Selective Insurance Group, Inc.	10,823	656,956
Sompo Holdings, Inc.	82,891	3,339,929
Sony Financial Holdings, Inc. (B)	41,416	756,262
State Auto Financial Corp.	3,092	88,338
Stewart Information Services Corp.	3,972	174,530
Suncorp Group, Ltd.	303,807	3,133,300
Swiss Life Holding AG (A)	7,638	2,721,934
Swiss Re AG	73,896	7,542,318
T&D Holdings, Inc.	123,025	1,956,856
The Allstate Corp.	94,741	8,981,447
The Hanover Insurance Group, Inc.	18,973	2,236,727
The Hartford Financial Services
Group, Inc.	95,150	4,902,128
The Navigators Group, Inc.	3,959	228,236
The Progressive Corp.	155,116	9,451,218
The Travelers Companies, Inc.	72,554	10,074,848
Third Point Reinsurance, Ltd. (A)	17,557	244,920
Tokio Marine Holdings, Inc.	157,985	7,163,490
Torchmark Corp.	28,383	2,388,997
Trupanion, Inc. (A)	4,324	129,244
Tryg A/S	27,967	651,607
UnipolSai Assicurazioni SpA	236,227	561,686
United Fire Group, Inc.	3,970	190,004
United Insurance Holdings Corp.	4,088	78,244
Universal Insurance Holdings, Inc.	5,885	187,732
Unum Group	58,558	2,787,946
W.R. Berkley Corp.	42,865	3,116,286
Willis Towers Watson PLC	35,227	5,361,197
WMIH Corp. (A)	39,485	56,069
XL Group, Ltd.	68,310	3,774,811
Zurich Insurance Group AG (A)	35,555	11,728,256
		392,777,685
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	5,372	93,312
Anworth Mortgage Asset Corp.	17,936	86,093
Apollo Commercial Real Estate
Finance, Inc.	19,202	345,252
Ares Commercial Real Estate Corp.	5,843	72,161
ARMOUR Residential REIT, Inc.	7,580	176,462
Capstead Mortgage Corp.	17,422	150,700
Cherry Hill Mortgage Investment Corp.	2,562	44,937
CYS Investments, Inc.	29,076	195,391
Dynex Capital, Inc.	11,020	73,063
Ellington Residential Mortgage REIT	2,465	27,016
Granite Point Mortgage Trust, Inc.	8,169	135,115
Great Ajax Corp.	3,709	50,257
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	9,657	188,312
Invesco Mortgage Capital, Inc.	20,521	336,134
KKR Real Estate Finance Trust, Inc. (B)	3,004	60,260
Ladder Capital Corp.	14,474	218,268
MTGE Investment Corp.	7,861	140,712
New York Mortgage Trust, Inc.	21,159	125,473
Orchid Island Capital, Inc.	9,884	72,845
Owens Realty Mortgage, Inc.	2,503	36,494
PennyMac Mortgage Investment Trust	10,862	195,842
Redwood Trust, Inc.	14,145	218,823
Resource Capital Corp.	6,812	64,782
Sutherland Asset Management Corp.	3,740	56,661
TPG RE Finance Trust, Inc.	3,952	78,605
Western Asset Mortgage Capital Corp.	8,095	78,441
		3,321,411
Thrifts and mortgage finance – 0.1%
BankFinancial Corp.	2,951	50,108
Bear State Financial, Inc.	4,718	48,360
Beneficial Bancorp, Inc.	12,935	201,139
BofI Holding, Inc. (A)(B)	11,100	449,883
BSB Bancorp, Inc. (A)	1,793	54,866
Capitol Federal Financial, Inc.	23,694	292,621
Charter Financial Corp.	2,646	53,952
Clifton Bancorp, Inc.	4,396	68,797
Dime Community Bancshares, Inc.	6,345	116,748
Entegra Financial Corp. (A)	1,530	44,370
ESSA Bancorp, Inc.	2,469	36,220
Essent Group, Ltd. (A)	15,230	648,189
Federal Agricultural Mortgage Corp.,
Class C	1,680	146,194
First Defiance Financial Corp.	1,831	104,953
Flagstar Bancorp, Inc. (A)	3,839	135,901
Hingham Institution for Savings	254	52,324
Home Bancorp, Inc.	1,354	58,452
HomeStreet, Inc. (A)	5,198	148,923
Kearny Financial Corp.	14,857	193,141
LendingTree, Inc. (A)(B)	4,642	1,523,272
Luther Burbank Corp.	3,120	37,471
Malvern Bancorp, Inc. (A)	1,371	35,646
Merchants Bancorp	1,493	32,100
Meridian Bancorp, Inc.	8,848	178,287
Meta Financial Group, Inc.	1,771	193,393
MGIC Investment Corp. (A)	70,040	910,520
Nationstar Mortgage Holdings, Inc. (A)	5,726	102,839
New York Community Bancorp, Inc.	218,847	2,851,576
NMI Holdings, Inc., Class A (A)	10,766	178,177
Northfield Bancorp, Inc.	8,695	135,729
Northwest Bancshares, Inc.	17,342	287,184
OceanFirst Financial Corp.	7,562	202,284
Ocwen Financial Corp. (A)	21,171	87,225
Oritani Financial Corp.	7,668	117,704
PCSB Financial Corp. (A)	3,843	80,626
PennyMac Financial Services, Inc.,
Class A (A)	3,087	69,921
PHH Corp. (A)	6,665	69,716
Provident Financial Services, Inc.	11,406	291,880
Radian Group, Inc.	40,966	779,993
Riverview Bancorp, Inc.	4,662	43,543
SI Financial Group, Inc.	2,958	42,595
Southern Missouri Bancorp, Inc.	1,467	53,692
Sterling Bancorp, Inc.	3,760	50,798
Territorial Bancorp, Inc.	1,807	53,596
Timberland Bancorp, Inc.	1,424	43,290
TrustCo Bank Corp.	18,147	153,342
United Community Financial Corp.	9,246	91,166
United Financial Bancorp, Inc.	10,129	164,090
Walker & Dunlop, Inc.	5,277	313,559
Washington Federal, Inc.	54,472	1,884,731
Waterstone Financial, Inc.	4,760	82,348
Western New England Bancorp, Inc.	5,862	62,430
WSFS Financial Corp.	5,700	273,030
		14,382,894
		1,827,796,608
Health care – 11.9%
Biotechnology – 2.0%
AbbVie, Inc.	426,073	40,327,809
Abeona Therapeutics, Inc. (A)	5,429	77,906
Acceleron Pharma, Inc. (A)	7,188	281,051
Achaogen, Inc. (A)(B)	6,695	86,700
Achillion Pharmaceuticals, Inc. (A)	26,699	99,053

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Acorda Therapeutics, Inc. (A)	8,318	$196,721
Adamas Pharmaceuticals, Inc. (A)	3,342	79,874
Aduro Biotech, Inc. (A)	8,968	83,402
Agenus, Inc. (A)	15,076	71,008
Aimmune Therapeutics, Inc. (A)	6,730	214,216
Akebia Therapeutics, Inc. (A)	8,677	82,692
Alder Biopharmaceuticals, Inc. (A)	12,203	154,978
Alexion Pharmaceuticals, Inc. (A)	59,082	6,585,280
AMAG Pharmaceuticals, Inc. (A)	6,810	137,222
Amgen, Inc.	178,653	30,456,763
Amicus Therapeutics, Inc. (A)(B)	35,491	533,785
AnaptysBio, Inc. (A)	3,390	352,831
Apellis Pharmaceuticals, Inc. (A)	2,196	48,554
Ardelyx, Inc. (A)	6,948	35,087
Arena Pharmaceuticals, Inc. (A)	7,516	296,882
ARMO BioSciences, Inc. (A)	1,346	50,354
Array BioPharma, Inc. (A)	37,821	617,239
Atara Biotherapeutics, Inc. (A)(B)	6,281	244,959
Athersys, Inc. (A)(B)	21,537	39,413
Audentes Therapeutics, Inc. (A)	3,874	116,414
Avexis, Inc. (A)	5,331	658,805
Bellicum Pharmaceuticals, Inc. (A)(B)	5,681	37,267
BioCryst Pharmaceuticals, Inc. (A)	19,540	93,206
Biogen, Inc. (A)	56,613	15,501,772
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	6,105	157,265
BioSpecifics Technologies Corp. (A)	1,268	56,223
BioTime, Inc. (A)	18,293	49,208
Bluebird Bio, Inc. (A)	9,267	1,582,340
Blueprint Medicines Corp. (A)	8,065	739,561
Calithera Biosciences, Inc. (A)	6,522	41,089
Cara Therapeutics, Inc. (A)(B)	5,308	65,713
Catalyst Pharmaceuticals, Inc. (A)	17,222	41,161
Celgene Corp. (A)	201,037	17,934,511
Celldex Therapeutics, Inc. (A)	26,217	61,086
ChemoCentryx, Inc. (A)	5,009	68,122
Chimerix, Inc. (A)	10,383	53,992
Clovis Oncology, Inc. (A)	8,354	441,091
Coherus Biosciences, Inc. (A)	7,835	86,577
Conatus Pharmaceuticals, Inc. (A)	5,602	32,884
Concert Pharmaceuticals, Inc. (A)	3,518	80,562
Corbus Pharmaceuticals
Holdings, Inc. (A)	10,316	62,928
CSL, Ltd.	106,308	12,807,827
Cue Biopharma, Inc. (A)	2,061	28,957
Cytokinetics, Inc. (A)	8,321	59,911
CytomX Therapeutics, Inc. (A)	5,550	157,898
Deciphera Pharmaceuticals, Inc. (A)	1,745	34,970
Denali Therapeutics, Inc. (A)(B)	3,180	62,614
Dyax Corp. (A)(D)	30,138	94,935
Dynavax Technologies Corp. (A)	11,593	230,121
Eagle Pharmaceuticals, Inc. (A)(B)	1,562	82,302
Edge Therapeutics, Inc. (A)	4,114	4,855
Editas Medicine, Inc. (A)(B)	7,129	236,326
Emergent BioSolutions, Inc. (A)	6,394	336,644
Enanta Pharmaceuticals, Inc. (A)	2,951	238,765
Epizyme, Inc. (A)	9,449	167,720
Esperion Therapeutics, Inc. (A)	3,298	238,544
Exact Sciences Corp. (A)	22,276	898,391
Fate Therapeutics, Inc. (A)(B)	9,402	91,764
FibroGen, Inc. (A)	13,236	611,503
Five Prime Therapeutics, Inc. (A)	6,449	110,794
Flexion Therapeutics, Inc. (A)(B)	6,300	141,183
Fortress Biotech, Inc. (A)	7,372	33,543
Foundation Medicine, Inc. (A)	2,749	216,484
G1 Therapeutics, Inc. (A)	2,652	98,257
Genmab A/S (A)	13,644	2,939,531
Genomic Health, Inc. (A)	3,881	121,436
Geron Corp. (A)(B)	29,019	123,331
Gilead Sciences, Inc.	350,131	26,396,376
Global Blood Therapeutics, Inc. (A)	7,434	359,062
Grifols SA	70,075	1,986,685
Halozyme Therapeutics, Inc. (A)	22,711	444,908
Heron Therapeutics, Inc. (A)(B)	10,402	287,095
Idera Pharmaceuticals, Inc. (A)	28,110	51,722
ImmunoGen, Inc. (A)	19,074	200,658
Immunomedics, Inc. (A)	19,351	282,718
Incyte Corp. (A)	46,726	3,893,678
Inovio Pharmaceuticals, Inc. (A)	16,900	79,599
Insmed, Inc. (A)	14,568	328,071
Insys Therapeutics, Inc. (A)(B)	5,245	31,680
Intellia Therapeutics, Inc. (A)	3,323	70,082
Invitae Corp. (A)(B)	8,881	41,652
Iovance Biotherapeutics, Inc. (A)	14,056	237,546
Ironwood Pharmaceuticals, Inc. (A)	25,806	398,187
Jounce Therapeutics, Inc. (A)	2,871	64,167
KalVista Pharmaceuticals, Inc. (A)	231	2,190
Karyopharm Therapeutics, Inc. (A)	6,908	92,705
Keryx Biopharmaceuticals, Inc. (A)	18,605	76,094
Kindred Biosciences, Inc. (A)	5,435	47,013
Kura Oncology, Inc. (A)	4,218	79,088
La Jolla Pharmaceutical Company (A)	3,507	104,438
Lexicon Pharmaceuticals, Inc. (A)	9,024	77,336
Ligand Pharmaceuticals, Inc. (A)	3,871	639,334
Loxo Oncology, Inc. (A)	4,339	500,590
MacroGenics, Inc. (A)	6,580	165,553
Madrigal Pharmaceuticals, Inc. (A)	899	104,994
MediciNova, Inc. (A)(B)	7,748	79,185
Mersana Therapeutics, Inc. (A)	2,351	37,075
MiMedx Group, Inc. (A)(B)	20,217	140,912
Minerva Neurosciences, Inc. (A)	6,099	38,119
Momenta Pharmaceuticals, Inc. (A)	14,540	263,901
Myriad Genetics, Inc. (A)	12,355	365,090
Natera, Inc. (A)	6,465	59,931
NewLink Genetics Corp. (A)	6,346	46,009
Novavax, Inc. (A)(B)	60,689	127,447
Nymox Pharmaceutical Corp. (A)	7,212	30,507
PDL BioPharma, Inc. (A)	31,193	91,707
Pieris Pharmaceuticals, Inc. (A)	7,604	51,859
Portola Pharmaceuticals, Inc. (A)	10,855	354,524
Progenics Pharmaceuticals, Inc. (A)	14,037	104,716
Protagonist Therapeutics, Inc. (A)	2,253	19,353
Prothena Corp. PLC (A)	7,530	276,426
PTC Therapeutics, Inc. (A)	7,649	206,982
Puma Biotechnology, Inc. (A)	5,549	377,609
Radius Health, Inc. (A)(B)	7,328	263,368
Recro Pharma, Inc. (A)	2,991	32,931
Regeneron Pharmaceuticals, Inc. (A)	20,732	7,139,272
REGENXBIO, Inc. (A)	5,349	159,668
Repligen Corp. (A)	7,239	261,907
Retrophin, Inc. (A)	7,658	171,233
Rhythm Pharmaceuticals, Inc. (A)(B)	1,752	34,865
Rigel Pharmaceuticals, Inc. (A)	28,581	101,177
Sage Therapeutics, Inc. (A)	7,978	1,285,016
Sangamo Therapeutics, Inc. (A)	15,938	302,822
Sarepta Therapeutics, Inc. (A)	11,581	858,036
Seres Therapeutics, Inc. (A)(B)	4,497	33,008
Shire PLC	213,338	10,617,796
Spark Therapeutics, Inc. (A)	5,294	352,527
Spectrum Pharmaceuticals, Inc. (A)	16,560	266,450

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Stemline Therapeutics, Inc. (A)	5,213	$79,759
Strongbridge Biopharma PLC (A)	5,865	51,905
Syndax Pharmaceuticals, Inc. (A)	2,636	37,510
Synergy Pharmaceuticals, Inc. (A)(B)	49,151	89,946
Syros Pharmaceuticals, Inc. (A)	3,231	41,938
TG Therapeutics, Inc. (A)(B)	9,834	139,643
Tocagen, Inc. (A)(B)	3,670	43,490
Ultragenyx Pharmaceutical, Inc. (A)	8,524	434,639
United Therapeutics Corp. (A)	19,304	2,168,997
Vanda Pharmaceuticals, Inc. (A)	8,498	143,191
VBI Vaccines, Inc. (A)	8,352	29,232
Veracyte, Inc. (A)	5,843	32,487
Vertex Pharmaceuticals, Inc. (A)	67,861	11,059,986
Voyager Therapeutics, Inc. (A)	3,310	62,195
Xencor, Inc. (A)	7,329	219,723
ZIOPHARM Oncology, Inc. (A)(B)	25,726	100,846
		215,614,298
Health care equipment and supplies – 2.4%
Abaxis, Inc.	4,167	294,274
Abbott Laboratories	465,255	27,878,080
ABIOMED, Inc. (A)	18,779	5,464,501
Accuray, Inc. (A)	16,767	83,835
Align Technology, Inc. (A)	19,248	4,833,750
Analogic Corp.	2,376	227,858
AngioDynamics, Inc. (A)	7,162	123,545
Anika Therapeutics, Inc. (A)	2,799	139,166
Antares Pharma, Inc. (A)(B)	29,490	64,878
AtriCure, Inc. (A)	6,217	127,573
Atrion Corp.	261	164,769
AxoGen, Inc. (A)	5,325	194,363
Baxter International, Inc.	132,794	8,636,922
Becton, Dickinson and Company	71,151	15,418,422
BioMerieux	9,651	794,853
Boston Scientific Corp. (A)	368,536	10,068,404
Cantel Medical Corp.	22,719	2,531,124
Cardiovascular Systems, Inc. (A)	6,355	139,365
Cerus Corp. (A)	24,686	135,279
Cochlear, Ltd.	13,530	1,900,252
Coloplast A/S, B Shares	27,931	2,369,020
CONMED Corp.	5,184	328,303
ConvaTec Group PLC (C)	314,758	878,156
Corindus Vascular Robotics, Inc. (A)	21,707	29,739
CryoLife, Inc. (A)	6,184	123,989
Cutera, Inc. (A)	2,492	125,223
CYBERDYNE, Inc. (A)(B)	22,500	322,678
Danaher Corp.	164,023	16,059,492
DENTSPLY SIRONA, Inc.	61,309	3,084,456
Edwards Lifesciences Corp. (A)	56,011	7,814,655
Endologix, Inc. (A)	17,439	73,767
Essilor International Cie Generale
d’Optique SA	48,763	6,578,157
Fisher & Paykel Healthcare Corp., Ltd.	135,126	1,294,435
FONAR Corp. (A)	1,344	40,051
GenMark Diagnostics, Inc. (A)	10,499	57,115
Getinge AB, B Shares	52,706	600,196
Glaukos Corp. (A)	5,470	168,640
Globus Medical, Inc., Class A (A)	45,641	2,273,835
Haemonetics Corp. (A)	10,147	742,355
Halyard Health, Inc. (A)	29,782	1,372,355
Heska Corp. (A)	1,256	99,312
Hill-Rom Holdings, Inc.	29,542	2,570,154
Hologic, Inc. (A)	74,635	2,788,364
Hoya Corp.	90,507	4,571,745
ICU Medical, Inc. (A)	9,608	2,425,059
IDEXX Laboratories, Inc. (A)	23,268	4,453,263
Inogen, Inc. (A)	3,255	399,844
Insulet Corp. (A)	11,005	953,913
Integer Holdings Corp. (A)	5,967	337,434
Integra LifeSciences Holdings Corp. (A)	11,996	663,859
Intuitive Surgical, Inc. (A)	30,030	12,397,285
Invacare Corp.	6,342	110,351
iRhythm Technologies, Inc. (A)	2,697	169,776
K2M Group Holdings, Inc. (A)	7,953	150,709
Koninklijke Philips NV	221,076	8,465,437
Lantheus Holdings, Inc. (A)	5,809	92,363
LeMaitre Vascular, Inc.	2,856	103,473
LivaNova PLC (A)	28,564	2,527,914
Masimo Corp. (A)	29,679	2,610,268
Medtronic PLC	362,147	29,051,432
Meridian Bioscience, Inc.	8,139	115,574
Merit Medical Systems, Inc. (A)	9,225	418,354
Natus Medical, Inc. (A)	5,779	194,463
Neogen Corp. (A)	9,510	637,075
Nevro Corp. (A)	5,289	458,398
Novocure, Ltd. (A)	11,078	241,500
NuVasive, Inc. (A)	32,527	1,698,235
NxStage Medical, Inc. (A)	12,381	307,792
Olympus Corp.	68,402	2,615,628
OraSure Technologies, Inc. (A)	10,741	181,415
Orthofix International NV (A)	3,241	190,506
Oxford Immunotec Global PLC (A)(B)	5,111	63,632
Penumbra, Inc. (A)	5,519	638,272
Quidel Corp. (A)	5,368	278,116
Quotient, Ltd. (A)	5,795	27,294
ResMed, Inc.	38,499	3,790,997
Rockwell Medical, Inc. (A)(B)	9,463	49,302
RTI Surgical, Inc. (A)	11,222	51,621
Sientra, Inc. (A)(B)	3,122	30,159
Smith & Nephew PLC	205,754	3,849,038
Sonova Holding AG	12,309	1,956,918
STAAR Surgical Company (A)	7,778	115,114
STERIS PLC	37,879	3,536,383
Straumann Holding AG	2,408	1,519,310
Stryker Corp.	86,233	13,876,614
Surmodics, Inc. (A)	2,551	97,066
Sysmex Corp.	36,779	3,341,810
Tactile Systems Technology, Inc. (A)	2,460	78,228
Teleflex, Inc.	20,111	5,127,903
Terumo Corp. (B)	75,917	3,948,581
The Cooper Companies, Inc.	13,067	2,989,860
Utah Medical Products, Inc.	682	67,416
Varex Imaging Corp. (A)	7,243	259,155
Varian Medical Systems, Inc. (A)	24,283	2,978,310
ViewRay, Inc. (A)(B)	5,798	37,281
West Pharmaceutical Services, Inc.	33,030	2,916,219
William Demant Holding A/S (A)	27,264	1,015,590
Wright Medical Group NV (A)	20,305	402,851
Zimmer Biomet Holdings, Inc.	54,561	5,949,331
		264,551,096
Health care providers and services – 1.9%
AAC Holdings, Inc. (A)	2,577	29,584
Acadia Healthcare Company, Inc. (A)(B)	36,516	1,430,697
Aceto Corp.	6,734	51,178
Addus HomeCare Corp. (A)	1,494	72,683
Aetna, Inc.	87,373	14,766,037
Alfresa Holdings Corp.	44,800	1,011,619
Almost Family, Inc. (A)	2,412	135,072
Amedisys, Inc. (A)	5,392	325,353
American Renal Associates
Holdings, Inc. (A)	2,042	38,492

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
AmerisourceBergen Corp.	43,708	$3,768,067
AMN Healthcare Services, Inc. (A)	8,885	504,224
Anthem, Inc.	68,218	14,987,495
BioScrip, Inc. (A)	22,872	56,265
BioTelemetry, Inc. (A)	6,016	186,797
Capital Senior Living Corp. (A)	4,954	53,256
Cardinal Health, Inc.	83,931	5,260,795
Centene Corp. (A)	46,621	4,982,386
Chemed Corp.	2,946	803,846
Cigna Corp.	64,880	10,882,971
Civitas Solutions, Inc. (A)	3,399	52,345
Community Health Systems, Inc. (A)	19,256	76,254
CorVel Corp. (A)	1,818	91,900
Cross Country Healthcare, Inc. (A)	7,096	78,837
DaVita, Inc. (A)	38,911	2,565,791
Diplomat Pharmacy, Inc. (A)	9,213	185,642
Encompass Health Corp.	62,297	3,561,519
Envision Healthcare Corp. (A)	32,578	1,251,973
Express Scripts Holding Company (A)	151,075	10,436,261
Fresenius Medical Care AG &
Company KGaA	50,663	5,174,351
Fresenius SE & Company KGaA	97,675	7,468,699
HCA Healthcare, Inc.	74,821	7,257,637
HealthEquity, Inc. (A)	9,561	578,823
Healthscope, Ltd.	411,601	616,707
Henry Schein, Inc. (A)	41,446	2,785,586
Humana, Inc.	36,787	9,889,449
Kindred Healthcare, Inc. (A)	16,266	148,834
Laboratory Corp. of America
Holdings (A)	27,166	4,394,101
LHC Group, Inc. (A)	2,959	182,156
LifePoint Health, Inc. (A)	17,402	817,894
Magellan Health, Inc. (A)	4,540	486,234
McKesson Corp.	55,153	7,769,403
Mediclinic International PLC (B)	86,318	728,277
Medipal Holdings Corp.	41,141	858,653
MEDNAX, Inc. (A)	41,873	2,329,395
Molina Healthcare, Inc. (A)	29,251	2,374,596
National HealthCare Corp.	2,144	127,847
National Research Corp., Class A	1,827	53,440
Owens & Minor, Inc.	11,659	181,297
Patterson Companies, Inc.	36,407	809,328
PetIQ, Inc. (A)	1,686	44,848
Quest Diagnostics, Inc.	36,386	3,649,516
R1 RCM, Inc. (A)	18,945	135,267
RadNet, Inc. (A)	7,110	102,384
Ramsay Health Care, Ltd.	33,273	1,603,026
Ryman Healthcare, Ltd.	92,616	712,707
Select Medical Holdings Corp. (A)	20,437	352,538
Sonic Healthcare, Ltd.	95,168	1,683,921
Surgery Partners, Inc. (A)(B)	3,847	65,976
Suzuken Company, Ltd.	16,648	700,522
Tenet Healthcare Corp. (A)	51,618	1,251,737
The Ensign Group, Inc.	9,315	244,985
The Providence Service Corp. (A)	2,145	148,305
Tivity Health, Inc. (A)	6,970	276,361
Triple-S Management Corp., Class B (A)	4,398	114,964
UnitedHealth Group, Inc.	258,739	55,370,146
Universal Health Services, Inc., Class B	23,395	2,770,202
US Physical Therapy, Inc.	2,303	187,234
WellCare Health Plans, Inc. (A)	19,879	3,849,171
		205,943,856
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	115,313	1,424,116
Castlight Health, Inc., B Shares (A)	13,322	48,625
Cerner Corp. (A)	84,259	4,887,022
Computer Programs & Systems, Inc.	2,368	69,146
Cotiviti Holdings, Inc. (A)	6,935	238,841
Evolent Health, Inc., Class A (A)(B)	11,704	166,782
HealthStream, Inc.	5,014	124,498
HMS Holdings Corp. (A)	16,151	271,983
Inovalon Holdings, Inc., Class A (A)	12,553	133,062
M3, Inc.	49,443	2,271,801
Medidata Solutions, Inc. (A)	37,128	2,332,010
Omnicell, Inc. (A)	7,172	311,265
Quality Systems, Inc. (A)	10,455	142,711
Simulations Plus, Inc.	2,165	31,934
Tabula Rasa HealthCare, Inc. (A)	2,344	90,947
Teladoc, Inc. (A)(B)	11,005	443,502
Vocera Communications, Inc. (A)	5,508	128,997
		13,117,242
Life sciences tools and services – 0.6%
Accelerate Diagnostics, Inc. (A)	5,089	116,284
Agilent Technologies, Inc.	85,877	5,745,171
Bio-Rad Laboratories, Inc., Class A (A)	9,024	2,256,722
Bio-Techne Corp.	16,729	2,526,748
Cambrex Corp. (A)	6,197	324,103
Charles River Laboratories
International, Inc. (A)	21,174	2,260,113
Codexis, Inc. (A)	7,633	83,963
Enzo Biochem, Inc. (A)	8,767	48,043
Eurofins Scientific SE	2,689	1,417,032
Fluidigm Corp. (A)	8,603	50,242
Illumina, Inc. (A)	39,281	9,286,814
IQVIA Holdings, Inc. (A)	38,840	3,810,592
Lonza Group AG (A)	17,499	4,126,948
Luminex Corp.	7,771	163,735
Medpace Holdings, Inc. (A)	1,876	65,491
Mettler-Toledo International, Inc. (A)	6,827	3,925,730
NanoString Technologies, Inc. (A)	4,482	33,660
NeoGenomics, Inc. (A)	11,279	92,037
Pacific Biosciences of
California, Inc. (A)	23,580	48,339
PerkinElmer, Inc.	29,624	2,243,129
PRA Health Sciences, Inc. (A)	9,386	778,663
QIAGEN NV (A)	51,428	1,662,582
Syneos Health, Inc. (A)	35,509	1,260,570
Thermo Fisher Scientific, Inc.	107,405	22,174,836
Waters Corp. (A)	20,931	4,157,943
		68,659,490
Pharmaceuticals – 4.9%
Aclaris Therapeutics, Inc. (A)	4,667	81,766
Aerie Pharmaceuticals, Inc. (A)	6,496	352,408
Akcea Therapeutics, Inc. (A)(B)	2,930	75,037
Akorn, Inc. (A)	41,939	784,679
Allergan PLC	88,289	14,858,156
Amphastar Pharmaceuticals, Inc. (A)	7,045	132,094
ANI Pharmaceuticals, Inc. (A)	1,552	90,357
Aratana Therapeutics, Inc. (A)	9,623	42,437
Assembly Biosciences, Inc. (A)	3,084	151,548
Astellas Pharma, Inc.	486,147	7,436,096
AstraZeneca PLC	297,388	20,442,823
Bayer AG	194,276	21,901,451
Bristol-Myers Squibb Company	436,543	27,611,345
Catalent, Inc. (A)	84,846	3,483,777
Chelsea Therapeutics
International, Ltd. (A)(D)	19,199	1,538
Chugai Pharmaceutical Company, Ltd.	52,634	2,672,140
Clearside Biomedical, Inc. (A)	4,214	45,216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc. (A)	4,811	$122,921
Corcept Therapeutics, Inc. (A)(B)	17,354	285,473
Corium International, Inc. (A)(B)	4,028	46,201
Daiichi Sankyo Company, Ltd.	133,286	4,471,191
Depomed, Inc. (A)	11,511	75,857
Dermira, Inc. (A)	7,738	61,827
Dova Pharmaceuticals, Inc. (A)	1,318	35,744
Durect Corp. (A)	28,713	61,446
Eisai Company, Ltd. (B)	62,668	4,034,976
Eli Lilly & Company	257,635	19,933,220
Endo International PLC (A)	89,737	533,038
Forest Laboratories, Inc. (A)(D)	4,082	0
GlaxoSmithKline PLC	1,155,553	22,442,043
H Lundbeck A/S (B)	16,409	921,635
Hisamitsu Pharmaceutical Company, Inc.	14,684	1,135,121
Horizon Pharma PLC (A)	31,162	442,500
Impax Laboratories, Inc. (A)	14,057	273,409
Innoviva, Inc. (A)	14,373	239,598
Intersect ENT, Inc. (A)	5,025	197,483
Intra-Cellular Therapies, Inc. (A)	8,176	172,105
Ipsen SA	8,820	1,370,942
Johnson & Johnson	717,039	91,888,548
Kala Pharmaceuticals, Inc. (A)	2,944	46,604
Kyowa Hakko Kirin Company, Ltd.	61,759	1,341,254
Lannett Company, Inc. (A)(B)	5,539	88,901
Mallinckrodt PLC (A)	38,550	558,204
Melinta Therapeutics, Inc. (A)	3,245	24,013
Menlo Therapeutics, Inc. (A)	1,371	51,522
Merck & Company, Inc.	720,595	39,250,810
Merck KGaA	30,366	2,913,553
Mitsubishi Tanabe Pharma Corp.	52,434	1,059,340
Mylan NV (A)	137,580	5,664,169
MyoKardia, Inc. (A)	3,745	182,756
Nektar Therapeutics (A)	71,483	7,595,784
Neos Therapeutics, Inc. (A)	5,127	42,554
Novartis AG	522,574	42,266,243
Novo Nordisk A/S, B Shares	438,033	21,545,028
Ocular Therapeutix, Inc. (A)	6,052	39,399
Odonate Therapeutics, Inc. (A)	1,408	29,821
Omeros Corp. (A)(B)	8,816	98,475
Ono Pharmaceutical Company, Ltd.	95,600	3,041,684
Orion OYJ, Class B	24,099	737,731
Otsuka Holdings Company, Ltd.	91,793	4,604,306
Pacira Pharmaceuticals, Inc. (A)	7,651	238,329
Paratek Pharmaceuticals, Inc. (A)	5,322	69,186
Perrigo Company PLC	34,955	2,913,150
Pfizer, Inc.	1,591,554	56,484,251
Phibro Animal Health Corp., Class A	3,801	150,900
Prestige Brands Holdings, Inc. (A)	33,881	1,142,467
Reata Pharmaceuticals, Inc., Class A (A)	2,237	45,881
Recordati SpA	24,282	895,893
Revance Therapeutics, Inc. (A)	5,204	160,283
Roche Holding AG	165,056	37,863,353
Sanofi	266,934	21,418,790
Santen Pharmaceutical Company, Ltd.	85,900	1,438,479
Shionogi & Company, Ltd. (B)	69,611	3,624,889
Sienna Biopharmaceuticals, Inc. (A)	3,125	58,688
Sumitomo Dainippon Pharma
Company, Ltd. (B)	38,592	644,697
Supernus Pharmaceuticals, Inc. (A)	9,165	419,757
Taisho Pharmaceutical Holdings
Company, Ltd.	7,216	713,425
Takeda Pharmaceutical Company, Ltd.	167,216	8,153,658
Tetraphase Pharmaceuticals, Inc. (A)	11,211	34,418
Teva Pharmaceutical Industries, Ltd.,
ADR (B)	214,608	3,667,651
The Medicines Company (A)(B)	13,333	439,189
TherapeuticsMD, Inc. (A)(B)	31,651	154,140
Theravance Biopharma, Inc. (A)(B)	8,272	200,596
UCB SA	29,713	2,419,777
Vifor Pharma AG	11,389	1,756,210
WaVe Life Sciences, Ltd. (A)	2,238	89,744
Zoetis, Inc.	129,975	10,854,212
Zogenix, Inc. (A)	6,491	259,965
		536,402,275
		1,304,288,257
Industrials – 11.9%
Aerospace and defense – 2.2%
AAR Corp.	6,044	266,601
Aerojet Rocketdyne Holdings, Inc. (A)	13,083	365,932
Aerovironment, Inc. (A)	3,970	180,675
Airbus SE	136,458	15,796,064
Arconic, Inc.	112,805	2,599,027
Astronics Corp. (A)	4,009	149,536
Axon Enterprise, Inc. (A)	9,897	389,051
BAE Systems PLC	748,422	6,123,361
Cobham PLC (A)	571,512	984,836
Cubic Corp.	4,794	304,898
Curtiss-Wright Corp.	28,005	3,782,635
Dassault Aviation SA	589	1,125,233
Ducommun, Inc. (A)	2,161	65,651
Elbit Systems, Ltd.	5,508	663,218
Engility Holdings, Inc. (A)	3,571	87,132
Esterline Technologies Corp. (A)	16,644	1,217,509
General Dynamics Corp.	73,787	16,299,548
Harris Corp.	31,799	5,128,543
Huntington Ingalls Industries, Inc.	12,117	3,123,278
KLX, Inc. (A)	31,996	2,273,636
Kratos Defense & Security
Solutions, Inc. (A)	16,212	166,821
L3 Technologies, Inc.	20,823	4,331,184
Leonardo SpA	96,114	1,111,571
Lockheed Martin Corp.	66,333	22,415,911
Meggitt PLC	182,536	1,107,360
Mercury Systems, Inc. (A)	8,852	427,729
Moog, Inc., Class A (A)	6,011	495,367
MTU Aero Engines AG	12,225	2,060,372
National Presto Industries, Inc.	928	87,000
Northrop Grumman Corp.	46,608	16,271,785
Orbital ATK, Inc.	25,803	3,421,736
Raytheon Company	77,103	16,640,369
Rockwell Collins, Inc.	43,896	5,919,376
Rolls-Royce Holdings PLC (A)	389,237	4,758,858
Safran SA	78,377	8,318,123
Singapore Technologies
Engineering, Ltd.	362,952	998,449
Sparton Corp. (A)	2,038	35,482
Teledyne Technologies, Inc. (A)	15,936	2,982,741
Textron, Inc.	70,280	4,144,412
Thales SA	24,874	3,030,234
The Boeing Company	147,880	48,486,894
The KeyW Holding Corp. (A)(B)	9,716	76,368
TransDigm Group, Inc.	12,888	3,955,843
Triumph Group, Inc.	9,306	234,511
United Technologies Corp.	198,883	25,023,459
Vectrus, Inc. (A)	2,161	80,476
Wesco Aircraft Holdings, Inc. (A)	11,015	112,904
		237,621,699

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	11,188	$260,904
Atlas Air Worldwide Holdings, Inc. (A)	4,434	268,035
Bollore SA	208,357	1,111,457
C.H. Robinson Worldwide, Inc.	37,659	3,529,025
Deutsche Post AG	228,087	9,990,046
Echo Global Logistics, Inc. (A)	5,141	141,892
Expeditors International of
Washington, Inc.	47,004	2,975,353
FedEx Corp.	65,801	15,799,478
Forward Air Corp.	5,604	296,227
Hub Group, Inc., Class A (A)	6,319	264,450
Radiant Logistics, Inc. (A)	8,409	32,543
Royal Mail PLC	211,650	1,606,377
United Parcel Service, Inc., Class B	183,991	19,256,498
Yamato Holdings Company, Ltd. (B)	82,093	2,063,502
		57,595,787
Airlines – 0.4%
Alaska Air Group, Inc.	33,323	2,064,693
Allegiant Travel Company	2,378	410,324
American Airlines Group, Inc.	112,464	5,843,629
ANA Holdings, Inc. (B)	27,549	1,067,528
Delta Air Lines, Inc.	173,722	9,521,703
Deutsche Lufthansa AG	55,125	1,762,208
easyJet PLC	36,901	831,819
Hawaiian Holdings, Inc.	9,608	371,830
International Consolidated Airlines
Group SA	145,579	1,260,402
Japan Airlines Company, Ltd.	27,040	1,100,964
JetBlue Airways Corp. (A)	143,687	2,919,720
Ryanair Holdings PLC, ADR (A)	6,255	768,427
Singapore Airlines, Ltd.	127,627	1,060,535
SkyWest, Inc.	9,591	521,750
Southwest Airlines Company	144,473	8,275,413
United Continental Holdings, Inc. (A)	64,607	4,488,248
		42,269,193
Building products – 0.5%
AAON, Inc.	7,828	305,292
Advanced Drainage Systems, Inc.	6,871	177,959
Allegion PLC	25,371	2,163,893
American Woodmark Corp. (A)	2,635	259,416
AO Smith Corp.	39,491	2,511,233
Apogee Enterprises, Inc.	5,379	233,180
Armstrong Flooring, Inc. (A)	4,716	63,996
Asahi Glass Company, Ltd.	46,976	1,968,635
Assa Abloy AB, B Shares	235,448	5,103,438
Builders FirstSource, Inc. (A)	20,934	415,331
Caesarstone, Ltd.	4,518	88,779
Cie de Saint-Gobain	117,383	6,198,409
Continental Building Products, Inc. (A)	7,137	203,761
CSW Industrials, Inc. (A)	2,801	126,185
Daikin Industries, Ltd.	58,497	6,498,614
Fortune Brands Home & Security, Inc.	41,151	2,423,382
Geberit AG	8,706	3,849,987
Gibraltar Industries, Inc. (A)	6,065	205,300
Griffon Corp.	5,756	105,047
Insteel Industries, Inc.	3,615	99,882
JELD-WEN Holding, Inc. (A)	12,797	391,844
Johnson Controls International PLC	246,880	8,700,051
Lennox International, Inc.	16,784	3,430,146
LIXIL Group Corp.	62,450	1,385,309
Masco Corp.	83,939	3,394,493
Masonite International Corp. (A)	5,392	330,799
NCI Building Systems, Inc. (A)	8,195	145,052
Patrick Industries, Inc. (A)	4,602	284,634
PGT Innovations, Inc. (A)	9,142	170,498
Ply Gem Holdings, Inc. (A)	4,222	91,195
Quanex Building Products Corp.	6,874	119,608
Simpson Manufacturing Company, Inc.	7,705	443,731
TOTO, Ltd.	33,300	1,745,944
Trex Company, Inc. (A)	5,582	607,154
Universal Forest Products, Inc.	11,402	369,995
		54,612,172
Commercial services and supplies – 0.6%
ABM Industries, Inc.	10,599	354,855
ACCO Brands Corp.	20,067	251,841
Advanced Disposal Services, Inc. (A)	9,552	212,819
Babcock International Group PLC	59,378	557,359
Brady Corp., Class A	8,730	324,320
Brambles, Ltd.	373,548	2,882,990
Casella Waste Systems, Inc., Class A (A)	7,353	171,913
CECO Environmental Corp.	6,844	30,456
Cimpress NV (A)	4,628	715,952
Cintas Corp.	22,971	3,918,393
Clean Harbors, Inc. (A)	22,957	1,120,531
Copart, Inc. (A)	90,105	4,589,048
Covanta Holding Corp.	22,113	320,639
Dai Nippon Printing Company, Ltd.	60,273	1,252,528
Deluxe Corp.	30,414	2,250,940
Edenred	52,969	1,842,397
Ennis, Inc.	4,940	97,318
Essendant, Inc.	8,305	64,779
G4S PLC	369,111	1,284,657
Healthcare Services Group, Inc.	46,348	2,015,211
Heritage-Crystal Clean, Inc. (A)	2,947	69,402
Herman Miller, Inc.	37,890	1,210,586
HNI Corp.	27,561	994,676
Hudson Technologies, Inc. (A)	8,175	40,385
InnerWorkings, Inc. (A)	9,356	84,672
Interface, Inc.	11,365	286,398
ISS A/S	38,981	1,447,733
Kimball International, Inc., Class B	7,115	121,240
Knoll, Inc.	9,233	186,414
LSC Communications, Inc.	6,827	119,131
Matthews International Corp., Class A	5,982	302,689
McGrath RentCorp	4,414	236,988
Mobile Mini, Inc.	8,381	364,574
MSA Safety, Inc.	21,496	1,789,327
Multi-Color Corp.	2,633	173,910
Park24 Company, Ltd. (B)	25,300	690,372
Pitney Bowes, Inc.	83,385	908,063
Quad/Graphics, Inc.	6,028	152,810
Republic Services, Inc.	60,534	4,009,167
Rollins, Inc.	42,862	2,187,248
RR Donnelley & Sons Company	14,167	123,678
Secom Company, Ltd.	49,355	3,676,216
Securitas AB, B Shares (B)	74,252	1,264,254
Societe BIC SA	6,787	674,666
Sohgo Security Services Company, Ltd.	17,000	835,439
SP Plus Corp. (A)	3,307	117,729
Steelcase, Inc., Class A	16,053	218,321
Stericycle, Inc. (A)	23,132	1,353,916
Team, Inc. (A)	5,954	81,868
Tetra Tech, Inc.	10,530	515,444
The Brink’s Company	31,246	2,229,402
Toppan Printing Company, Ltd.	124,525	1,023,590
UniFirst Corp.	2,869	463,774
US Ecology, Inc.	4,174	222,474
Viad Corp.	3,779	198,209
VSE Corp.	1,697	87,769

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	106,486	$8,957,602
		61,679,082
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	56,229	2,193,803
AECOM (A)	71,058	2,531,797
Aegion Corp. (A)	6,317	144,722
Ameresco, Inc., Class A (A)	4,047	52,611
Argan, Inc.	2,817	120,990
Boskalis Westminster	21,065	617,420
Bouygues SA	50,395	2,526,714
Chicago Bridge & Iron Company NV	19,179	276,178
CIMIC Group, Ltd.	22,622	778,594
Comfort Systems USA, Inc.	6,953	286,811
Dycom Industries, Inc. (A)	19,580	2,107,395
Eiffage SA	17,278	1,967,812
EMCOR Group, Inc.	37,079	2,889,566
Ferrovial SA	113,824	2,379,799
Fluor Corp.	37,282	2,133,276
Granite Construction, Inc.	25,299	1,413,202
Great Lakes Dredge & Dock Corp. (A)	11,769	54,137
HC2 Holdings, Inc. (A)	8,412	44,247
HOCHTIEF AG	4,501	841,366
Jacobs Engineering Group, Inc.	32,052	1,895,876
JGC Corp. (B)	49,306	1,073,518
Kajima Corp.	209,770	1,972,124
KBR, Inc.	89,313	1,445,977
Layne Christensen Company (A)	3,752	55,980
MasTec, Inc. (A)	12,549	590,430
MYR Group, Inc. (A)	3,154	97,206
Northwest Pipe Company (A)	2,164	37,437
NV5 Global, Inc. (A)	1,600	89,200
Obayashi Corp.	152,715	1,682,287
Orion Group Holdings, Inc. (A)	6,590	43,428
Primoris Services Corp.	7,431	185,626
Quanta Services, Inc. (A)	40,409	1,388,049
Shimizu Corp.	128,229	1,143,898
Skanska AB, B Shares	79,773	1,635,572
Sterling Construction Company, Inc. (A)	5,225	59,879
Taisei Corp.	47,373	2,429,746
Tutor Perini Corp. (A)	7,272	160,348
Valmont Industries, Inc.	10,131	1,482,165
Vinci SA	119,118	11,732,528
		52,561,714
Electrical equipment – 0.9%
ABB, Ltd.	433,018	10,296,384
Acuity Brands, Inc. (B)	11,220	1,561,712
Allied Motion Technologies, Inc.	1,364	54,219
AMETEK, Inc.	61,689	4,686,513
Atkore International Group, Inc. (A)	6,415	127,338
AZZ, Inc.	4,964	216,927
Babcock & Wilcox Enterprises, Inc. (A)	9,326	40,755
Eaton Corp. PLC	117,550	9,393,421
Emerson Electric Company	169,811	11,598,091
Encore Wire Corp.	3,890	220,563
Energous Corp. (A)(B)	3,646	58,445
EnerSys	26,668	1,849,959
Fuji Electric Company, Ltd.	131,202	903,941
Generac Holdings, Inc. (A)	11,489	527,460
General Cable Corp.	9,446	279,602
Hubbell, Inc.	24,421	2,973,989
Legrand SA	62,504	4,904,102
LSI Industries, Inc.	5,768	46,778
Mabuchi Motor Company, Ltd.	11,600	577,076
Mitsubishi Electric Corp.	453,997	7,368,620
Nidec Corp.	55,993	8,617,805
OSRAM Licht AG	23,371	1,719,806
Plug Power, Inc. (A)(B)	44,113	83,374
Powell Industries, Inc.	1,867	50,110
Preformed Line Products Company	657	42,764
Prysmian SpA	48,254	1,515,279
Regal Beloit Corp.	19,786	1,451,303
Rockwell Automation, Inc.	34,292	5,973,666
Schneider Electric SE	133,160	11,726,250
Siemens Gamesa Renewable Energy
SA (B)	56,234	903,846
Sunrun, Inc. (A)	16,364	146,131
Thermon Group Holdings, Inc. (A)	6,156	137,956
TPI Composites, Inc. (A)	2,034	45,663
Vestas Wind Systems A/S	50,633	3,622,888
Vicor Corp. (A)	3,282	93,701
		93,816,437
Industrial conglomerates – 1.4%
3M Company	159,188	34,944,950
Carlisle Companies, Inc.	27,584	2,880,045
CK Hutchison Holdings, Ltd.	634,238	7,620,535
DCC PLC	20,958	1,931,011
General Electric Company	2,320,827	31,284,748
Honeywell International, Inc.	201,035	29,051,568
Hopewell Holdings, Ltd.	615	2,357
Jardine Matheson Holdings, Ltd.	51,000	3,142,941
Jardine Strategic Holdings, Ltd.	52,100	2,002,915
Keihan Holdings Company, Ltd.	22,200	688,753
Keppel Corp., Ltd.	341,045	2,039,182
NWS Holdings, Ltd.	363,599	662,279
Raven Industries, Inc.	6,856	240,303
Roper Technologies, Inc.	27,539	7,729,922
Seibu Holdings, Inc.	52,100	913,442
Sembcorp Industries, Ltd.	235,122	562,288
Siemens AG	179,719	22,931,655
Smiths Group PLC	93,006	1,978,362
Toshiba Corp. (A)	1,532,280	4,469,247
		155,076,503
Machinery – 2.3%
Actuant Corp., Class A	11,339	263,632
AGCO Corp.	29,476	1,911,519
Alamo Group, Inc.	1,767	194,193
Albany International Corp., Class A	5,421	339,897
Alfa Laval AB	68,985	1,634,810
Alstom SA	36,765	1,658,191
Altra Industrial Motion Corp.	5,402	248,222
Amada Holdings Company, Ltd.	80,052	973,069
American Railcar Industries, Inc. (B)	1,511	56,527
ANDRITZ AG	16,912	945,684
Astec Industries, Inc.	4,054	223,700
Atlas Copco AB, A Shares	157,779	6,852,621
Atlas Copco AB, B Shares	91,654	3,578,688
Barnes Group, Inc.	9,449	565,901
Blue Bird Corp. (A)	2,376	56,311
Briggs & Stratton Corp.	7,768	166,313
Caterpillar, Inc.	159,797	23,550,882
Chart Industries, Inc. (A)	5,810	342,964
CIRCOR International, Inc.	3,231	137,834
CNH Industrial NV	240,272	2,969,046
Columbus McKinnon Corp.	4,268	152,965
Commercial Vehicle Group, Inc. (A)	4,830	37,433
Crane Company	22,633	2,098,984
Cummins, Inc.	41,628	6,747,483

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Daifuku Company, Ltd.	23,200	$1,375,469
Deere & Company	86,595	13,449,935
DMC Global, Inc.	2,832	75,756
Donaldson Company, Inc.	57,994	2,612,630
Douglas Dynamics, Inc.	4,201	182,113
Dover Corp.	41,561	4,082,121
Energy Recovery, Inc. (A)(B)	7,112	58,461
EnPro Industries, Inc.	3,989	308,669
ESCO Technologies, Inc.	4,823	282,387
Evoqua Water Technologies Corp. (A)	9,445	201,084
FANUC Corp.	45,518	11,714,197
Federal Signal Corp.	11,050	243,321
Flowserve Corp.	35,036	1,518,110
Fortive Corp.	81,611	6,326,485
Franklin Electric Company, Inc.	8,801	358,641
FreightCar America, Inc.	2,841	38,069
GEA Group AG	42,976	1,827,628
Gencor Industries, Inc. (A)	2,033	32,731
Global Brass & Copper Holdings, Inc.	4,246	142,029
Graco, Inc.	75,644	3,458,444
Graham Corp.	2,175	46,589
Hardinge, Inc.	2,519	46,148
Harsco Corp. (A)	15,347	316,916
Hillenbrand, Inc.	11,873	544,971
Hino Motors, Ltd.	59,642	775,611
Hitachi Construction Machinery
Company, Ltd.	25,652	995,731
Hoshizaki Corp.	12,700	1,132,218
Hurco Companies, Inc.	1,308	60,037
Hyster-Yale Materials Handling, Inc.	1,962	137,203
IDEX Corp.	34,168	4,869,282
IHI Corp.	36,376	1,134,893
Illinois Tool Works, Inc.	82,253	12,885,755
IMI PLC	63,304	960,266
Ingersoll-Rand PLC	66,685	5,702,234
ITT, Inc.	39,286	1,924,228
John Bean Technologies Corp.	5,905	669,627
JTEKT Corp.	52,893	779,366
Kadant, Inc.	2,016	190,512
Kawasaki Heavy Industries, Ltd.	35,320	1,139,762
Kennametal, Inc.	51,726	2,077,316
KION Group AG	16,493	1,539,797
Komatsu, Ltd.	216,976	7,268,467
Kone OYJ, Class B	79,507	3,968,022
Kubota Corp.	247,852	4,369,038
Kurita Water Industries, Ltd.	22,827	736,922
LB Foster Company, Class A (A)	1,769	41,660
Lincoln Electric Holdings, Inc.	27,548	2,477,943
Lindsay Corp.	1,943	177,668
Lydall, Inc. (A)	3,171	153,001
Makita Corp.	52,652	2,608,071
MAN SE	8,326	970,890
Meritor, Inc. (A)	15,789	324,622
Metso OYJ	26,620	839,874
Milacron Holdings Corp. (A)	12,699	255,758
Miller Industries, Inc.	2,334	58,350
MINEBEA MITSUMI, Inc.	90,300	1,941,604
Mitsubishi Heavy Industries, Ltd. (B)	75,263	2,902,066
Mueller Industries, Inc.	10,973	287,054
Mueller Water Products, Inc., Class A	29,190	317,295
Nabtesco Corp.	26,089	1,016,124
Navistar International Corp. (A)	9,451	330,501
NGK Insulators, Ltd.	61,961	1,073,286
NN, Inc.	5,249	125,976
Nordson Corp.	22,775	3,105,144
NSK, Ltd.	91,498	1,230,945
Omega Flex, Inc.	582	37,888
Oshkosh Corp.	33,324	2,574,945
PACCAR, Inc.	93,783	6,205,621
Parker-Hannifin Corp.	35,549	6,079,945
Park-Ohio Holdings Corp.	1,839	71,445
Pentair PLC	44,016	2,998,810
Proto Labs, Inc. (A)	4,652	546,843
RBC Bearings, Inc. (A)	4,408	547,474
REV Group, Inc.	5,792	120,242
Rexnord Corp. (A)	19,620	582,322
Sandvik AB	265,263	4,859,942
Schindler Holding AG	4,810	1,007,711
Schindler Holding AG,
Participation Certificates	9,506	2,051,086
SKF AB, B Shares (B)	88,782	1,818,882
SMC Corp.	13,447	5,470,227
Snap-on, Inc.	15,245	2,249,247
Spartan Motors, Inc.	6,482	111,490
SPX Corp. (A)	7,935	257,729
SPX FLOW, Inc. (A)	7,803	383,830
Standex International Corp.	2,363	225,312
Stanley Black & Decker, Inc.	40,933	6,270,936
Sumitomo Heavy Industries, Ltd.	27,425	1,047,837
Sun Hydraulics Corp.	5,236	280,440
Tennant Company	3,357	227,269
Terex Corp.	34,353	1,285,146
The Eastern Company	1,248	35,568
The Gorman-Rupp Company	3,493	102,170
The Greenbrier Companies, Inc.	5,147	258,637
The Manitowoc Company, Inc. (A)	6,175	175,741
The Timken Company	30,597	1,395,223
The Toro Company	47,854	2,988,482
The Weir Group PLC	52,208	1,463,475
THK Company, Ltd.	28,652	1,191,919
Titan International, Inc.	9,836	124,032
TriMas Corp. (A)	8,696	228,270
Trinity Industries, Inc.	67,332	2,197,043
Twin Disc, Inc. (A)	1,702	37,001
Volvo AB, B Shares	366,187	6,702,823
Wabash National Corp.	10,999	228,889
Wabtec Corp. (B)	38,179	3,107,771
Wartsila OYJ ABP	104,376	2,306,221
Watts Water Technologies, Inc., Class A	5,200	404,040
Woodward, Inc.	34,682	2,485,312
Xylem, Inc.	47,928	3,686,622
Yangzijiang Shipbuilding Holdings, Ltd.	559,515	521,122
		255,456,872
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	888	1,308,232
A.P. Moller - Maersk A/S, Series B	1,533	2,392,367
Costamare, Inc. (B)	10,272	64,097
Eagle Bulk Shipping, Inc. (A)	7,957	39,387
Kirby Corp. (A)	23,986	1,845,723
Kuehne + Nagel International AG	12,693	1,999,211
Matson, Inc.	8,108	232,213
Mitsui OSK Lines, Ltd.	26,904	764,012
Nippon Yusen KK	37,725	740,690
Safe Bulkers, Inc. (A)	9,353	29,649
Scorpio Bulkers, Inc.	12,108	85,361
		9,500,942
Professional services – 0.6%
Acacia Research Corp. (A)	10,750	37,625
Adecco Group AG	38,210	2,721,698

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ASGN, Inc. (A)	9,458	$774,421
Barrett Business Services, Inc.	1,359	112,634
Bureau Veritas SA	62,311	1,619,715
Capita PLC	162,071	327,830
CBIZ, Inc. (A)	9,622	175,602
CRA International, Inc.	1,515	79,219
Equifax, Inc.	31,906	3,758,846
Experian PLC	216,997	4,692,925
Exponent, Inc.	4,822	379,250
Forrester Research, Inc.	1,938	80,330
Franklin Covey Company (A)	1,988	53,477
FTI Consulting, Inc. (A)	7,153	346,277
GP Strategies Corp. (A)	2,546	57,667
Heidrick & Struggles International, Inc.	3,647	113,969
Hill International, Inc. (A)	7,163	40,829
Huron Consulting Group, Inc. (A)	4,281	163,106
ICF International, Inc.	3,386	197,912
IHS Markit, Ltd. (A)	96,922	4,675,517
Insperity, Inc.	6,844	476,000
Intertek Group PLC	37,935	2,483,155
Kelly Services, Inc., Class A	5,721	166,138
Kforce, Inc.	4,419	119,534
Korn/Ferry International	9,958	513,733
ManpowerGroup, Inc.	29,536	3,399,594
Mistras Group, Inc. (A)	3,653	69,188
Navigant Consulting, Inc. (A)	8,926	171,736
Nielsen Holdings PLC	89,324	2,839,610
Persol Holdings Company, Ltd.	41,700	1,211,665
Randstad Holding NV	27,979	1,842,696
Recruit Holdings Company, Ltd.	259,000	6,491,478
RELX NV	226,950	4,704,421
RELX PLC	249,078	5,116,519
Resources Connection, Inc.	6,098	98,788
Robert Half International, Inc.	33,465	1,937,289
RPX Corp.	9,287	99,278
SEEK, Ltd.	77,337	1,115,461
SGS SA	1,256	3,089,669
Teleperformance	13,567	2,103,925
The Dun & Bradstreet Corp.	16,516	1,932,372
TriNet Group, Inc. (A)	7,843	363,288
TrueBlue, Inc. (A)	7,753	200,803
Verisk Analytics, Inc. (A)	41,478	4,313,712
WageWorks, Inc. (A)	7,605	343,746
Willdan Group, Inc. (A)	1,645	46,636
Wolters Kluwer NV	68,092	3,621,462
		69,280,745
Road and rail – 1.0%
ArcBest Corp.	4,921	157,718
Aurizon Holdings, Ltd.	472,331	1,549,573
Avis Budget Group, Inc. (A)	45,532	2,132,719
Central Japan Railway Company	33,876	6,464,980
ComfortDelGro Corp., Ltd.	516,818	811,303
Covenant Transportation Group, Inc.,
Class A (A)	2,295	68,460
CSX Corp.	237,260	13,217,755
Daseke, Inc. (A)	6,504	63,674
DSV A/S	44,670	3,526,622
East Japan Railway Company	77,040	7,202,765
Genesee & Wyoming, Inc., Class A (A)	27,656	1,957,768
Hankyu Hanshin Holdings, Inc.	56,800	2,127,387
Heartland Express, Inc.	9,122	164,105
Hertz Global Holdings, Inc. (A)	10,464	207,710
J.B. Hunt Transport Services, Inc.	23,217	2,719,872
Kansas City Southern	27,409	3,010,879
Keikyu Corp. (B)	55,079	968,112
Keio Corp. (B)	27,215	1,172,975
Keisei Electric Railway Company, Ltd.	32,294	994,048
Kintetsu Group Holdings
Company, Ltd. (B)	42,474	1,668,867
Knight-Swift Transportation
Holdings, Inc.	80,736	3,714,663
Kyushu Railway Company	37,700	1,176,117
Landstar System, Inc.	18,746	2,055,499
Marten Transport, Ltd.	7,344	167,443
MTR Corp., Ltd.	352,315	1,901,850
Nagoya Railroad Company, Ltd. (B)	43,699	1,115,071
Nippon Express Company, Ltd.	18,946	1,253,542
Norfolk Southern Corp.	75,906	10,306,517
Odakyu Electric Railway Company, Ltd.	68,779	1,401,133
Old Dominion Freight Line, Inc.	30,523	4,485,965
Ryder System, Inc.	23,651	1,721,556
Saia, Inc. (A)	4,761	357,789
Schneider National, Inc., Class B (B)	7,874	205,196
Tobu Railway Company, Ltd.	45,973	1,404,677
Tokyu Corp.	124,808	1,965,384
Union Pacific Corp.	210,461	28,292,272
Universal Logistics Holdings, Inc.	1,773	37,499
Werner Enterprises, Inc.	29,003	1,058,610
West Japan Railway Company	38,725	2,745,477
YRC Worldwide, Inc. (A)	6,461	57,051
		115,610,603
Trading companies and distributors – 0.7%
AerCap Holdings NV (A)	31,481	1,596,716
Aircastle, Ltd.	9,059	179,912
Applied Industrial Technologies, Inc.	7,239	527,723
Ashtead Group PLC	117,314	3,198,771
Beacon Roofing Supply, Inc. (A)	12,908	685,028
BMC Stock Holdings, Inc. (A)	12,468	243,749
Brenntag AG	36,304	2,161,254
Bunzl PLC	78,957	2,321,838
CAI International, Inc. (A)	3,221	68,478
DXP Enterprises, Inc. (A)	3,114	121,290
EnviroStar, Inc.	731	28,692
Fastenal Company	76,672	4,185,524
Ferguson PLC	58,740	4,417,828
Foundation Building Materials, Inc. (A)	3,193	47,608
GATX Corp.	24,110	1,651,294
GMS, Inc. (A)	6,142	187,700
H&E Equipment Services, Inc.	5,990	230,555
Herc Holdings, Inc. (A)	4,616	299,809
ITOCHU Corp. (B)	351,704	6,867,782
Kaman Corp.	5,106	317,185
Lawson Products, Inc. (A)	1,518	38,330
Marubeni Corp.	388,059	2,833,813
MISUMI Group, Inc.	66,200	1,833,451
Mitsubishi Corp.	354,906	9,553,735
Mitsui & Company, Ltd.	401,003	6,900,400
MRC Global, Inc. (A)	17,139	281,765
MSC Industrial Direct Company, Inc.,
Class A	20,114	1,844,655
Nexeo Solutions, Inc. (A)	5,225	55,908
NOW, Inc. (A)	68,637	701,470
Rexel SA	71,256	1,207,057
Rush Enterprises, Inc., Class A (A)	5,490	233,270
Rush Enterprises, Inc., Class B (A)	1,323	53,423
SiteOne Landscape Supply, Inc. (A)	6,387	492,054
Sojitz Corp.	1,051	3,352
Sumitomo Corp.	279,238	4,677,943
Textainer Group Holdings, Ltd. (A)	5,187	87,920
Titan Machinery, Inc. (A)	3,714	87,502

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Toyota Tsusho Corp.	49,882	$1,685,737
Travis Perkins PLC	59,074	1,024,229
Triton International, Ltd.	8,956	274,054
United Rentals, Inc. (A)	22,545	3,894,198
Veritiv Corp. (A)	2,371	92,943
W.W. Grainger, Inc.	13,617	3,843,671
Watsco, Inc.	14,288	2,585,699
		73,625,315
Transportation infrastructure – 0.2%
Abertis Infraestructuras SA	162,936	3,652,686
Aena SME SA (C)	15,860	3,198,064
Aeroports de Paris	6,978	1,520,239
Atlantia SpA	106,640	3,304,384
Auckland International Airport, Ltd.	228,713	1,014,892
Fraport AG Frankfurt Airport
Services Worldwide	9,773	964,518
Getlink SE	109,011	1,556,222
Hutchison Port Holdings Trust	1,246,736	369,349
Japan Airport Terminal Company, Ltd.	10,600	411,556
Kamigumi Company, Ltd.	26,506	594,181
SATS, Ltd.	161,200	633,465
Sydney Airport	256,506	1,329,925
Transurban Group	522,132	4,604,476
		23,153,957
		1,301,861,021
Information technology – 17.6%
Communications equipment – 0.8%
Acacia Communications, Inc. (A)	3,607	138,725
ADTRAN, Inc.	9,346	145,330
Aerohive Networks, Inc. (A)	7,221	29,173
Applied Optoelectronics, Inc. (A)(B)	3,612	90,517
ARRIS International PLC (A)	77,735	2,065,419
CalAmp Corp. (A)	6,704	153,388
Calix, Inc. (A)	8,801	60,287
Casa Systems, Inc. (A)	1,413	41,457
Ciena Corp. (A)	91,619	2,372,932
Cisco Systems, Inc.	1,287,705	55,229,667
Clearfield, Inc. (A)(B)	2,872	37,049
Comtech Telecommunications Corp.	4,449	132,981
Digi International, Inc. (A)	5,764	59,369
EMCORE Corp. (A)	5,706	32,524
Extreme Networks, Inc. (A)	21,751	240,784
F5 Networks, Inc. (A)	16,572	2,396,477
Finisar Corp. (A)(B)	21,747	343,820
Harmonic, Inc. (A)	16,555	62,909
Infinera Corp. (A)	28,236	306,643
InterDigital, Inc.	22,040	1,622,144
Juniper Networks, Inc.	92,052	2,239,625
KVH Industries, Inc. (A)	3,498	36,204
Lumentum Holdings, Inc. (A)	11,686	745,567
Motorola Solutions, Inc.	43,227	4,551,803
NETGEAR, Inc. (A)	5,962	341,026
NetScout Systems, Inc. (A)	55,087	1,451,542
Nokia OYJ	1,371,144	7,571,614
Oclaro, Inc. (A)	31,820	304,199
Plantronics, Inc.	21,027	1,269,400
Quantenna Communications, Inc. (A)	4,411	60,431
Ribbon Communications, Inc. (A)	9,844	50,204
Telefonaktiebolaget LM Ericsson, B
Shares (B)	721,683	4,595,646
Ubiquiti Networks, Inc. (A)	4,243	291,918
ViaSat, Inc. (A)(B)	34,777	2,285,544
Viavi Solutions, Inc. (A)	43,485	422,674
		91,778,992
Electronic equipment, instruments and components – 1.2%
Alps Electric Company, Ltd. (B)	47,200	1,168,396
Amphenol Corp., Class A	81,486	7,018,389
Anixter International, Inc. (A)	5,508	417,231
Arrow Electronics, Inc. (A)	39,156	3,015,795
Avnet, Inc.	53,547	2,236,123
AVX Corp.	8,665	143,406
Badger Meter, Inc.	5,236	246,877
Bel Fuse, Inc., Class B	2,144	40,522
Belden, Inc.	26,687	1,839,802
Benchmark Electronics, Inc.	9,438	281,724
Cognex Corp.	77,478	4,028,081
Coherent, Inc. (A)	11,080	2,076,392
Control4 Corp. (A)	4,964	106,627
Corning, Inc.	231,881	6,464,842
CTS Corp.	6,073	165,186
Daktronics, Inc.	7,406	65,247
Electro Scientific Industries, Inc. (A)	6,160	119,073
ePlus, Inc. (A)	2,457	190,909
Fabrinet (A)	6,866	215,455
FARO Technologies, Inc. (A)	3,151	184,018
Fitbit, Inc., Class A (A)	37,208	189,761
FLIR Systems, Inc.	37,241	1,862,422
Hamamatsu Photonics KK	33,200	1,277,225
Hexagon AB, B Shares	60,733	3,625,088
Hirose Electric Company, Ltd.	7,875	1,087,915
Hitachi High-Technologies Corp.	16,184	769,364
Hitachi, Ltd.	1,135,972	8,273,971
II-VI, Inc. (A)	11,367	464,910
Ingenico Group SA	13,921	1,129,927
Insight Enterprises, Inc. (A)	6,776	236,686
IPG Photonics Corp. (A)	10,017	2,337,767
Itron, Inc. (A)	6,454	461,784
Jabil, Inc.	78,230	2,247,548
KEMET Corp. (A)	10,512	190,583
Keyence Corp.	22,800	14,242,198
Keysight Technologies, Inc. (A)	84,821	4,443,772
Kimball Electronics, Inc. (A)	5,115	82,607
Knowles Corp. (A)	56,996	717,580
Kyocera Corp.	75,463	4,278,606
Littelfuse, Inc.	15,629	3,253,645
Maxwell Technologies, Inc. (A)	7,492	44,428
Mesa Laboratories, Inc.	625	92,775
Methode Electronics, Inc.	6,751	263,964
MTS Systems Corp.	3,435	177,418
Murata Manufacturing Company, Ltd.	45,013	6,213,241
National Instruments Corp.	48,030	2,428,877
Nippon Electric Glass Company, Ltd.	20,324	589,156
Novanta, Inc. (A)	6,005	313,161
Omron Corp.	45,218	2,643,287
OSI Systems, Inc. (A)	3,365	219,634
Park Electrochemical Corp.	3,921	66,030
PC Connection, Inc.	2,271	56,775
Plexus Corp. (A)	6,336	378,449
Rogers Corp. (A)	3,404	406,914
Sanmina Corp. (A)	13,466	352,136
ScanSource, Inc. (A)	4,807	170,889
Shimadzu Corp.	59,092	1,630,057
SYNNEX Corp.	18,538	2,194,899
Systemax, Inc.	2,054	58,642
TDK Corp.	30,421	2,710,166
TE Connectivity, Ltd.	93,817	9,372,318
Tech Data Corp. (A)	22,110	1,882,224
Trimble, Inc. (A)	110,833	3,976,688
TTM Technologies, Inc. (A)	17,648	269,838
VeriFone Systems, Inc. (A)	70,295	1,081,137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Vishay Intertechnology, Inc.	83,997	$1,562,344
Vishay Precision Group, Inc. (A)	2,010	62,612
Yaskawa Electric Corp. (B)	59,510	2,699,107
Yokogawa Electric Corp.	52,892	1,072,394
Zebra Technologies Corp., Class A (A)	23,772	3,308,825
		127,495,839
Internet software and services – 2.8%
2U, Inc. (A)(B)	9,048	760,303
Akamai Technologies, Inc. (A)	45,576	3,234,984
Alarm.com Holdings, Inc. (A)	3,922	148,016
Alphabet, Inc., Class A (A)	79,785	82,748,215
Alphabet, Inc., Class C (A)	81,342	83,927,862
Alteryx, Inc., Class A (A)	4,468	152,538
Amber Road, Inc. (A)	4,345	38,671
Appfolio, Inc., Class A (A)	1,872	76,471
Apptio, Inc., Class A (A)	4,345	123,137
Auto Trader Group PLC (C)	228,962	1,125,445
Benefitfocus, Inc. (A)	3,069	74,884
Blucora, Inc. (A)	8,267	203,368
Box, Inc., Class A (A)	15,353	315,504
Brightcove, Inc. (A)	7,754	53,890
Carbonite, Inc. (A)	4,759	137,059
Care.com, Inc. (A)	2,610	42,465
Cars.com, Inc. (A)	45,578	1,291,225
ChannelAdvisor Corp. (A)	5,535	50,369
Cloudera, Inc. (A)	18,767	404,992
CommerceHub, Inc., Series A (A)	2,808	63,180
CommerceHub, Inc., Series C (A)	5,396	121,356
Cornerstone OnDemand, Inc. (A)	10,079	394,190
Coupa Software, Inc. (A)	6,123	279,331
DeNA Company, Ltd. (B)	25,000	455,320
eBay, Inc. (A)	251,542	10,122,050
Endurance International Group
Holdings, Inc. (A)	10,900	80,660
Envestnet, Inc. (A)	8,269	473,814
Etsy, Inc. (A)	22,902	642,630
Facebook, Inc., Class A (A)	640,371	102,324,882
Five9, Inc. (A)	10,074	300,104
Gogo, Inc. (A)(B)	11,266	97,226
GrubHub, Inc. (A)	16,251	1,648,989
GTT Communications, Inc. (A)	5,853	331,865
Hortonworks, Inc. (A)	9,795	199,524
Instructure, Inc. (A)	4,112	173,321
Internap Corp. (A)	4,088	44,968
j2 Global, Inc.	30,703	2,423,081
Kakaku.com, Inc. (B)	32,100	568,085
Limelight Networks, Inc. (A)	18,201	74,806
Liquidity Services, Inc. (A)	5,743	37,330
LivePerson, Inc. (A)	10,551	172,509
LogMeIn, Inc.	23,407	2,704,679
MINDBODY, Inc., Class A (A)	8,104	315,246
Mixi, Inc.	9,900	370,405
MuleSoft, Inc., Class A (A)	4,627	203,495
New Relic, Inc. (A)	5,765	427,302
NIC, Inc.	12,579	167,301
Nutanix, Inc., Class A (A)	20,847	1,023,796
Okta, Inc. (A)	3,705	147,644
Q2 Holdings, Inc. (A)	6,081	276,990
QuinStreet, Inc. (A)	7,168	91,535
Quotient Technology, Inc. (A)	14,320	187,592
REA Group, Ltd.	12,249	752,050
Reis, Inc.	1,898	40,712
SendGrid, Inc. (A)	1,613	45,390
Shutterstock, Inc. (A)	3,521	169,536
SPS Commerce, Inc. (A)	3,220	206,305
Stamps.com, Inc. (A)	3,082	619,636
TechTarget, Inc. (A)	3,713	73,814
The Trade Desk, Inc., Class A (A)	4,607	228,599
TrueCar, Inc. (A)	13,484	127,559
Tucows, Inc., Class A (A)(B)	1,741	97,496
Twilio, Inc., Class A (A)(B)	11,788	450,066
United Internet AG	28,955	1,824,472
VeriSign, Inc. (A)	22,285	2,642,110
Web.com Group, Inc. (A)	7,346	132,963
XO Group, Inc. (A)	4,685	97,214
Yahoo Japan Corp. (B)	332,954	1,558,522
Yelp, Inc. (A)	15,125	631,469
Yext, Inc. (A)	4,843	61,264
		311,613,781
IT services – 3.0%
Accenture PLC, Class A	164,837	25,302,480
Acxiom Corp. (A)	50,387	1,144,289
Alliance Data Systems Corp.	12,812	2,727,162
Amadeus IT Group SA	103,131	7,632,015
Atos SE	22,255	3,049,139
Automatic Data Processing, Inc.	118,305	13,425,251
Blackhawk Network Holdings, Inc. (A)	10,330	461,751
Broadridge Financial Solutions, Inc.	52,077	5,712,326
CACI International, Inc., Class A (A)	4,606	697,118
Capgemini SE	37,755	4,710,858
Cardtronics PLC, Class A (A)	8,761	195,458
Cass Information Systems, Inc.	2,364	140,682
Cognizant Technology Solutions Corp.,
Class A	157,280	12,661,040
Computershare, Ltd.	107,884	1,446,773
Convergys Corp.	58,329	1,319,402
CoreLogic, Inc. (A)	36,378	1,645,377
CSG Systems International, Inc.	6,322	286,323
CSRA, Inc.	43,961	1,812,512
DST Systems, Inc.	26,460	2,213,379
DXC Technology Company	76,087	7,649,026
EPAM Systems, Inc. (A)	9,395	1,075,915
Everi Holdings, Inc. (A)	12,582	82,664
EVERTEC, Inc.	11,499	188,009
ExlService Holdings, Inc. (A)	6,208	346,220
Fidelity National Information
Services, Inc.	88,441	8,516,868
Fiserv, Inc. (A)	110,344	7,868,631
Fujitsu, Ltd.	462,232	2,808,951
Gartner, Inc. (A)	24,152	2,840,758
Global Payments, Inc.	42,455	4,734,582
IBM Corp.	228,982	35,132,708
Jack Henry & Associates, Inc.	34,492	4,171,807
Leidos Holdings, Inc.	63,559	4,156,759
ManTech International Corp., Class A	4,822	267,476
Mastercard, Inc., Class A	246,741	43,219,154
MAXIMUS, Inc.	41,218	2,750,889
MoneyGram International, Inc. (A)	5,863	50,539
Nomura Research Institute, Ltd.	30,700	1,450,548
NTT Data Corp.	148,310	1,558,404
Obic Company, Ltd.	15,200	1,280,873
Otsuka Corp. (B)	24,600	1,254,177
Paychex, Inc.	85,331	5,255,536
PayPal Holdings, Inc. (A)	301,337	22,862,438
Perficient, Inc. (A)	6,554	150,218
Presidio, Inc. (A)	6,148	96,155
Sabre Corp.	93,111	1,997,231
Science Applications International Corp.	27,218	2,144,778
ServiceSource International, Inc. (A)	15,942	60,739

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Sykes Enterprises, Inc. (A)	7,373	$213,375
Syntel, Inc. (A)	6,291	160,609
Teradata Corp. (A)	54,464	2,160,587
The Hackett Group, Inc.	4,864	78,116
The Western Union Company	122,410	2,353,944
Total System Services, Inc.	43,934	3,789,747
Travelport Worldwide, Ltd.	23,414	382,585
TTEC Holdings, Inc.	2,754	84,548
Unisys Corp. (A)(B)	9,881	106,221
Virtusa Corp. (A)	5,140	249,084
Visa, Inc., Class A	481,797	57,632,557
WEX, Inc. (A)	17,866	2,798,173
Wirecard AG	27,584	3,269,851
		323,834,785
Semiconductors and semiconductor equipment – 3.1%
Advanced Energy Industries, Inc. (A)	7,515	480,209
Advanced Micro Devices, Inc. (A)(B)	218,532	2,196,247
Alpha & Omega Semiconductor, Ltd. (A)	4,179	64,566
Ambarella, Inc. (A)	6,146	301,093
Amkor Technology, Inc. (A)	19,444	196,968
Analog Devices, Inc.	99,025	9,024,148
Applied Materials, Inc.	280,917	15,621,794
ASM Pacific Technology, Ltd.	71,868	1,012,500
ASML Holding NV	91,217	18,087,733
Axcelis Technologies, Inc. (A)	5,746	141,352
AXT, Inc. (A)	7,664	55,564
Broadcom, Ltd.	109,729	25,857,588
Brooks Automation, Inc.	13,148	356,048
Cabot Microelectronics Corp.	4,726	506,202
CEVA, Inc. (A)	4,206	152,257
Cirrus Logic, Inc. (A)	40,316	1,638,039
Cohu, Inc.	5,255	119,867
Cree, Inc. (A)	62,275	2,510,305
CyberOptics Corp. (A)	1,588	28,584
Cypress Semiconductor Corp.	158,477	2,687,770
Diodes, Inc. (A)	7,431	226,348
Disco Corp.	6,800	1,453,454
DSP Group, Inc. (A)	4,796	56,593
Entegris, Inc.	26,838	933,962
First Solar, Inc. (A)	36,380	2,582,252
FormFactor, Inc. (A)	13,648	186,295
Ichor Holdings, Ltd. (A)	3,591	86,938
Impinj, Inc. (A)(B)	3,671	47,796
Infineon Technologies AG	266,781	7,174,601
Inphi Corp. (A)(B)	8,009	241,071
Integrated Device Technology, Inc. (A)	84,415	2,579,722
Intel Corp.	1,250,990	65,151,559
KLA-Tencor Corp.	41,814	4,558,144
Kopin Corp. (A)	13,313	41,537
Lam Research Corp.	43,587	8,855,135
Lattice Semiconductor Corp. (A)	24,118	134,337
MACOM Technology Solutions
Holdings, Inc. (A)(B)	7,890	130,974
MaxLinear, Inc. (A)	11,600	263,900
Microchip Technology, Inc. (B)	62,413	5,702,052
Micron Technology, Inc. (A)	309,137	16,118,403
Microsemi Corp. (A)	52,497	3,397,606
MKS Instruments, Inc.	34,502	3,990,156
Monolithic Power Systems, Inc.	24,817	2,873,064
Nanometrics, Inc. (A)	4,680	125,892
NeoPhotonics Corp. (A)	6,824	46,744
NVE Corp.	955	79,370
NVIDIA Corp.	161,637	37,433,513
NXP Semiconductors NV (A)	79,600	9,313,200
PDF Solutions, Inc. (A)	5,746	66,998
Photronics, Inc. (A)	13,473	111,152
Power Integrations, Inc.	5,450	372,508
Qorvo, Inc. (A)	33,728	2,376,138
QUALCOMM, Inc.	395,734	21,927,621
Rambus, Inc. (A)	20,527	275,678
Renesas Electronics Corp. (A)	156,300	1,571,249
Rohm Company, Ltd.	22,242	2,111,229
Rudolph Technologies, Inc. (A)	5,880	162,876
Semtech Corp. (A)	12,430	485,392
Sigma Designs, Inc. (A)	7,804	48,385
Silicon Laboratories, Inc. (A)	26,989	2,426,311
Skyworks Solutions, Inc.	49,028	4,915,547
SMART Global Holdings, Inc. (A)	1,830	91,207
STMicroelectronics NV	149,720	3,331,827
SUMCO Corp. (B)	55,700	1,454,748
SunPower Corp. (A)(B)	12,011	95,848
Synaptics, Inc. (A)	21,965	1,004,459
Teradyne, Inc.	87,242	3,987,832
Texas Instruments, Inc.	262,894	27,312,058
Tokyo Electron, Ltd.	36,860	6,818,773
Ultra Clean Holdings, Inc. (A)	7,178	138,177
Veeco Instruments, Inc. (A)	9,183	156,111
Versum Materials, Inc.	48,631	1,829,985
Xcerra Corp. (A)	10,641	123,968
Xilinx, Inc.	68,205	4,927,129
Xperi Corp.	9,394	198,683
		343,145,341
Software – 4.1%
8x8, Inc. (A)	17,027	317,554
A10 Networks, Inc. (A)	10,372	60,365
ACI Worldwide, Inc. (A)	73,858	1,751,912
Activision Blizzard, Inc.	202,794	13,680,483
Adobe Systems, Inc. (A)	131,481	28,410,414
Agilysys, Inc. (A)	3,320	39,574
American Software, Inc., Class A	5,817	75,621
ANSYS, Inc. (A)	22,276	3,490,426
Aspen Technology, Inc. (A)	13,800	1,088,682
Autodesk, Inc. (A)	58,930	7,400,429
Blackbaud, Inc.	30,453	3,100,420
Blackline, Inc. (A)	5,269	206,597
Bottomline Technologies, Inc. (A)	7,504	290,780
CA, Inc.	83,798	2,840,752
Cadence Design Systems, Inc. (A)	76,398	2,809,154
Callidus Software, Inc. (A)	12,783	459,549
CDK Global, Inc.	56,466	3,576,556
Check Point Software
Technologies, Ltd. (A)	30,726	3,052,321
Citrix Systems, Inc. (A)	34,529	3,204,291
CommVault Systems, Inc. (A)	26,044	1,489,717
Dassault Systemes SE	30,465	4,143,038
Digimarc Corp. (A)	2,064	49,433
Ebix, Inc.	4,545	338,603
Electronic Arts, Inc. (A)	82,138	9,958,411
Ellie Mae, Inc. (A)	6,396	588,048
Everbridge, Inc. (A)	3,225	118,035
Fair Isaac Corp. (A)	19,025	3,222,264
ForeScout Technologies, Inc. (A)	1,157	37,533
Fortinet, Inc. (A)	64,509	3,456,392
Glu Mobile, Inc. (A)	20,710	78,077
HubSpot, Inc. (A)	6,584	713,047
Imperva, Inc. (A)	6,502	281,537
Intuit, Inc.	65,148	11,293,406
Konami Holdings Corp.	21,709	1,105,572
LINE Corp. (A)	10,400	409,295
Manhattan Associates, Inc. (A)	30,344	1,270,807

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Micro Focus International PLC	102,240	$1,427,640
Microsoft Corp.	2,057,631	187,799,981
MicroStrategy, Inc., Class A (A)	1,843	237,729
Mitek Systems, Inc. (A)	6,841	50,623
MobileIron, Inc. (A)	12,699	62,860
Model N, Inc. (A)	4,720	85,196
Monotype Imaging Holdings, Inc.	7,847	176,165
Nexon Company, Ltd. (A)	93,706	1,588,661
Nice, Ltd. (A)	14,330	1,338,940
Nintendo Company, Ltd.	26,639	11,834,991
Oracle Corp.	807,664	36,950,628
Oracle Corp. Japan	9,006	747,443
Paycom Software, Inc. (A)	9,294	998,083
Paylocity Holding Corp. (A)	5,048	258,609
Pegasystems, Inc.	6,927	420,123
Progress Software Corp.	8,657	332,862
Proofpoint, Inc. (A)	8,253	937,953
PROS Holdings, Inc. (A)	5,115	168,846
PTC, Inc. (A)	51,913	4,049,733
QAD, Inc., Class A	1,896	78,968
Qualys, Inc. (A)	6,069	441,520
Rapid7, Inc. (A)	5,297	135,444
RealPage, Inc. (A)	11,084	570,826
Red Hat, Inc. (A)	47,209	7,058,218
RingCentral, Inc., Class A (A)	12,279	779,717
Rosetta Stone, Inc. (A)	3,435	45,170
SailPoint Technologies Holding, Inc. (A)	3,966	82,057
salesforce.com, Inc. (A)	183,525	21,343,958
SAP SE	230,893	24,239,551
Symantec Corp.	165,389	4,275,306
Synchronoss Technologies, Inc. (A)	8,564	90,350
Synopsys, Inc. (A)	40,111	3,338,840
Take-Two Interactive Software, Inc. (A)	30,597	2,991,775
Telenav, Inc. (A)	6,773	36,574
The Sage Group PLC	254,136	2,283,522
The Ultimate Software Group, Inc. (A)	12,966	3,159,814
TiVo Corp.	22,690	307,450
Trend Micro, Inc.	27,864	1,643,189
Tyler Technologies, Inc. (A)	15,736	3,319,667
Ubisoft Entertainment SA (A)	14,392	1,218,023
Upland Software, Inc. (A)	1,599	46,035
Varonis Systems, Inc. (A)	3,723	225,242
VASCO Data Security
International, Inc. (A)	5,931	76,806
Verint Systems, Inc. (A)	12,079	514,565
VirnetX Holding Corp. (A)	10,833	42,790
Workiva, Inc. (A)	4,933	116,912
Zendesk, Inc. (A)	18,865	903,068
Zix Corp. (A)	12,114	51,727
		443,293,245
Technology hardware, storage and peripherals – 2.6%
3D Systems Corp. (A)(B)	71,829	832,498
Apple, Inc.	1,356,176	227,539,209
Avid Technology, Inc. (A)	7,428	33,723
Brother Industries, Ltd.	54,936	1,273,825
Canon, Inc.	250,677	9,094,132
Cray, Inc. (A)	7,712	159,638
Diebold Nixdorf, Inc. (B)	48,353	744,636
Electronics For Imaging, Inc. (A)	8,764	239,520
FUJIFILM Holdings Corp.	96,738	3,863,104
Hewlett Packard Enterprise Company	418,996	7,349,190
HP, Inc.	437,821	9,597,036
Immersion Corp. (A)	5,800	69,310
Intevac, Inc. (A)	4,727	32,616
Konica Minolta, Inc. (B)	110,886	942,638
NCR Corp. (A)	52,857	1,666,053
NEC Corp.	61,084	1,717,010
NetApp, Inc.	71,932	4,437,485
Pure Storage, Inc., Class A (A)	18,432	367,718
Ricoh Company, Ltd. (B)	166,177	1,641,633
Seagate Technology PLC	76,131	4,455,186
Seiko Epson Corp. (B)	65,247	1,130,718
Stratasys, Ltd. (A)(B)	9,724	196,230
Super Micro Computer, Inc. (A)	7,466	126,922
USA Technologies, Inc. (A)	9,431	84,879
Western Digital Corp.	79,556	7,340,632
Xerox Corp.	56,371	1,622,357
		286,557,898
		1,927,719,881
Materials – 4.7%
Chemicals – 2.7%
A. Schulman, Inc.	5,398	232,114
Advanced Emissions Solutions, Inc. (B)	3,854	44,013
AdvanSix, Inc. (A)	5,524	192,125
AgroFresh Solutions, Inc. (A)	4,448	32,693
Air Liquide SA	100,600	12,345,382
Air Products & Chemicals, Inc.	58,576	9,315,341
Air Water, Inc.	35,407	692,085
Akzo Nobel NV	59,237	5,596,882
Albemarle Corp.	29,437	2,729,987
American Vanguard Corp.	5,551	112,130
Arkema SA	16,009	2,089,956
Asahi Kasei Corp.	296,557	3,963,733
Ashland Global Holdings, Inc.	27,781	1,938,836
Balchem Corp.	6,041	493,852
BASF SE	215,775	21,883,306
Cabot Corp.	27,593	1,537,482
CF Industries Holdings, Inc.	62,232	2,348,013
Chase Corp.	1,347	156,858
Chr. Hansen Holding A/S	23,254	2,012,566
Clariant AG (A)	54,009	1,292,054
Covestro AG (C)	38,067	3,748,344
Croda International PLC	30,891	1,984,479
Daicel Corp.	64,285	705,911
DowDuPont, Inc.	625,592	39,856,466
Eastman Chemical Company	38,357	4,049,732
Ecolab, Inc.	69,385	9,510,602
EMS-Chemie Holding AG	1,894	1,198,167
Evonik Industries AG	38,041	1,341,453
Ferro Corp. (A)	15,790	366,644
Flotek Industries, Inc. (A)	10,833	66,081
FMC Corp.	35,703	2,733,779
Frutarom Industries, Ltd.	9,189	844,906
FutureFuel Corp.	5,049	60,538
GCP Applied Technologies, Inc. (A)	13,516	392,640
Givaudan SA (B)	2,170	4,950,513
Hawkins, Inc.	2,105	73,991
HB Fuller Company	9,512	473,032
Hitachi Chemical Company, Ltd.	25,070	560,063
Incitec Pivot, Ltd.	393,048	1,069,691
Ingevity Corp. (A)	8,002	589,667
Innophos Holdings, Inc.	3,737	150,265
Innospec, Inc.	4,544	311,718
International Flavors & Fragrances, Inc.	21,054	2,882,503
Intrepid Potash, Inc. (A)	18,643	67,861
Israel Chemicals, Ltd.	164,487	698,297
Johnson Matthey PLC	45,470	1,939,806
JSR Corp.	45,090	1,014,793
K+S AG	44,597	1,288,051

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kaneka Corp.	67,234	$668,814
Kansai Paint Company, Ltd. (B)	48,054	1,123,176
KMG Chemicals, Inc.	2,438	146,158
Koninklijke DSM NV	42,631	4,237,389
Koppers Holdings, Inc. (A)	3,865	158,852
Kraton Corp. (A)	5,656	269,848
Kronos Worldwide, Inc.	4,257	96,208
Kuraray Company, Ltd.	83,106	1,440,918
LANXESS AG	21,493	1,647,570
Linde AG	46,426	9,325,282
LSB Industries, Inc. (A)	5,245	32,152
LyondellBasell Industries NV, Class A	86,269	9,116,908
Minerals Technologies, Inc.	22,510	1,507,045
Mitsubishi Chemical Holdings Corp.	336,159	3,273,001
Mitsubishi Gas Chemical Company, Inc.	40,470	976,652
Mitsui Chemicals, Inc.	43,618	1,384,837
Monsanto Company	117,886	13,756,117
NewMarket Corp.	4,102	1,647,691
Nippon Paint Holdings
Company, Ltd. (B)	37,700	1,388,609
Nissan Chemical Industries, Ltd.	28,700	1,192,241
Nitto Denko Corp.	38,787	2,931,487
Novozymes A/S, B Shares	53,162	2,767,626
Olin Corp.	74,598	2,267,033
OMNOVA Solutions, Inc. (A)	8,581	90,101
Orica, Ltd.	89,360	1,230,009
PolyOne Corp.	51,268	2,179,915
PPG Industries, Inc.	67,914	7,579,202
PQ Group Holdings, Inc. (A)	5,754	80,383
Praxair, Inc.	76,817	11,084,693
Quaker Chemical Corp.	2,431	360,104
Rayonier Advanced Materials, Inc.	9,421	202,269
RPM International, Inc.	59,672	2,844,564
Sensient Technologies Corp.	27,412	1,934,739
Shin-Etsu Chemical Company, Ltd.	91,346	9,528,223
Sika AG	506	3,969,142
Solvay SA	17,413	2,420,051
Stepan Company	3,770	313,589
Sumitomo Chemical Company, Ltd.	369,844	2,145,723
Symrise AG	28,974	2,332,970
Taiyo Nippon Sanso Corp.	29,357	444,817
Teijin, Ltd.	43,148	819,916
The Chemours Company	82,662	4,026,466
The Mosaic Company	93,323	2,265,882
The Scotts Miracle-Gro Company	17,789	1,525,407
The Sherwin-Williams Company	22,119	8,673,302
Toray Industries, Inc.	345,072	3,282,477
Tosoh Corp.	68,500	1,350,854
Trecora Resources (A)	4,193	57,025
Tredegar Corp.	5,305	95,225
Trinseo SA	8,347	618,095
Tronox, Ltd., Class A	17,058	314,550
Umicore SA	49,169	2,604,736
Valhi, Inc.	5,338	32,348
Valvoline, Inc.	89,316	1,976,563
Yara International ASA	41,710	1,782,272
		291,460,627
Construction materials – 0.3%
Boral, Ltd.	275,223	1,587,571
CRH PLC	196,489	6,655,456
Eagle Materials, Inc.	21,708	2,237,009
Fletcher Building, Ltd.	161,998	710,305
Forterra, Inc. (A)	3,959	32,939
HeidelbergCement AG	34,970	3,435,521
Imerys SA	8,289	805,556
James Hardie Industries PLC	103,628	1,839,147
LafargeHolcim, Ltd. (A)	106,930	5,859,191
Martin Marietta Materials, Inc.	16,783	3,479,116
Summit Materials, Inc., Class A (A)	20,910	633,155
Taiheiyo Cement Corp.	28,370	1,019,031
U.S. Concrete, Inc. (A)(B)	2,941	177,636
Vulcan Materials Company	35,312	4,031,571
		32,503,204
Containers and packaging – 0.3%
Amcor, Ltd.	272,191	2,980,583
AptarGroup, Inc.	27,729	2,490,896
Avery Dennison Corp.	23,350	2,480,938
Ball Corp.	94,478	3,751,721
Bemis Company, Inc.	40,615	1,767,565
Greif, Inc., Class A	16,358	854,706
Greif, Inc., Class B	1,076	62,677
International Paper Company	110,194	5,887,665
Myers Industries, Inc.	4,658	98,517
Owens-Illinois, Inc. (A)	72,817	1,577,216
Packaging Corp. of America	25,168	2,836,434
Sealed Air Corp.	44,697	1,912,585
Silgan Holdings, Inc.	33,018	919,551
Sonoco Products Company	44,414	2,154,079
Toyo Seikan Group Holdings, Ltd.	38,829	579,386
UFP Technologies, Inc. (A)	1,444	42,598
WestRock Company	67,960	4,360,993
		34,758,110
Metals and mining – 1.3%
AK Steel Holding Corp. (A)(B)	60,375	273,499
Allegheny Technologies, Inc. (A)(B)	79,983	1,893,997
Alumina, Ltd.	580,714	1,065,513
Anglo American PLC	313,432	7,301,292
Antofagasta PLC	93,398	1,207,530
ArcelorMittal (A)	156,071	4,957,168
BHP Billiton PLC	496,037	9,803,285
BHP Billiton, Ltd.	754,336	16,720,229
BlueScope Steel, Ltd.	132,005	1,553,061
Boliden AB	64,165	2,257,865
Carpenter Technology Corp.	29,778	1,313,805
Century Aluminum Company (A)	9,436	156,071
Cleveland-Cliffs, Inc. (A)(B)	56,711	394,141
Coeur Mining, Inc. (A)	35,143	281,144
Commercial Metals Company	73,913	1,512,260
Compass Minerals International, Inc. (B)	21,521	1,297,716
Fortescue Metals Group, Ltd.	363,337	1,223,963
Freeport-McMoRan, Inc. (A)	359,071	6,308,877
Fresnillo PLC	51,676	922,720
Glencore PLC (A)	2,873,998	14,281,559
Gold Resource Corp.	11,176	50,404
Haynes International, Inc.	2,435	90,363
Hecla Mining Company	73,777	270,762
Hitachi Metals, Ltd.	50,964	598,970
JFE Holdings, Inc.	122,733	2,475,690
Kaiser Aluminum Corp.	3,121	314,909
Klondex Mines, Ltd. (A)	34,903	82,022
Kobe Steel, Ltd. (A)	73,884	732,880
Maruichi Steel Tube, Ltd. (B)	12,861	391,934
Materion Corp.	3,822	195,113
Mitsubishi Materials Corp.	26,669	790,532
Newcrest Mining, Ltd.	180,482	2,722,133
Newmont Mining Corp.	142,274	5,558,645
Nippon Steel & Sumitomo Metal Corp.	178,700	3,923,345
Norsk Hydro ASA	315,574	1,871,886
Nucor Corp.	84,824	5,181,898

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Olympic Steel, Inc.	1,909	$39,154
Randgold Resources, Ltd.	22,137	1,839,054
Reliance Steel & Aluminum Company	32,514	2,787,750
Rio Tinto PLC	284,769	14,450,339
Rio Tinto, Ltd.	96,915	5,490,450
Royal Gold, Inc.	29,221	2,509,207
Schnitzer Steel Industries, Inc., Class A	5,050	163,368
South32, Ltd.	1,211,975	3,045,905
Steel Dynamics, Inc.	105,389	4,660,302
Sumitomo Metal Mining Company, Ltd.	58,007	2,399,262
SunCoke Energy, Inc. (A)	12,547	135,006
thyssenkrupp AG	102,416	2,674,297
TimkenSteel Corp. (A)	7,740	117,571
United States Steel Corp.	78,519	2,763,084
voestalpine AG	26,670	1,399,032
Warrior Met Coal, Inc. (B)	6,208	173,886
Worthington Industries, Inc.	27,769	1,191,845
		145,816,693
Paper and forest products – 0.1%
Boise Cascade Company	7,336	283,170
Clearwater Paper Corp. (A)	3,194	124,885
Domtar Corp.	27,989	1,190,652
KapStone Paper and Packaging Corp.	16,442	564,125
Louisiana-Pacific Corp.	92,115	2,650,149
Mondi PLC	86,324	2,320,225
Neenah, Inc.	3,138	246,019
Oji Holdings Corp.	202,338	1,304,121
PH Glatfelter Company	8,413	172,719
Schweitzer-Mauduit International, Inc.	5,795	226,874
Stora Enso OYJ, R Shares	129,568	2,382,285
UPM-Kymmene OYJ	125,486	4,652,247
Verso Corp., Class A (A)	6,458	108,753
		16,226,224
		520,764,858
Real estate – 3.5%
Equity real estate investment trusts – 2.8%
Acadia Realty Trust	15,800	388,680
Agree Realty Corp.	5,147	247,262
Alexander & Baldwin, Inc.	43,314	1,001,853
Alexander’s, Inc.	392	149,442
Alexandria Real Estate Equities, Inc.	27,033	3,376,151
American Assets Trust, Inc.	7,784	260,063
American Campus Communities, Inc.	60,936	2,353,348
American Tower Corp.	117,930	17,139,946
Americold Realty Trust	9,997	190,743
Apartment Investment & Management
Company, Class A	41,888	1,706,936
Armada Hoffler Properties, Inc.	8,633	118,186
Ascendas Real Estate Investment Trust	582,178	1,172,663
Ashford Hospitality Prime, Inc.	5,879	57,144
Ashford Hospitality Trust, Inc.	15,425	99,646
AvalonBay Communities, Inc.	36,886	6,066,272
Bluerock Residential Growth REIT, Inc.	5,359	45,552
Boston Properties, Inc.	41,234	5,080,853
Camden Property Trust	41,368	3,482,358
CapitaLand Commercial Trust	599,294	840,081
CapitaLand Mall Trust	580,103	923,419
CareTrust REIT, Inc.	14,531	194,715
CatchMark Timber Trust, Inc., Class A	8,403	104,785
CBL & Associates Properties, Inc.	33,281	138,782
Cedar Realty Trust, Inc.	19,044	75,033
Chatham Lodging Trust	8,472	162,239
Chesapeake Lodging Trust	11,122	309,303
City Office REIT, Inc.	7,132	82,446
Clipper Realty, Inc.	4,238	35,896
Community Healthcare Trust, Inc.	3,355	86,358
CoreCivic, Inc.	52,770	1,030,070
CorEnergy Infrastructure Trust, Inc.	2,401	90,134
CoreSite Realty Corp.	15,287	1,532,675
Corporate Office Properties Trust	45,217	1,167,955
Cousins Properties, Inc.	266,270	2,311,224
Crown Castle International Corp.	110,943	12,160,462
CyrusOne, Inc.	42,914	2,197,626
Daiwa House REIT Investment Corp.	338	817,249
DCT Industrial Trust, Inc.	41,834	2,356,928
Dexus	239,070	1,721,480
DiamondRock Hospitality Company	37,671	393,285
Digital Realty Trust, Inc.	54,866	5,781,779
Douglas Emmett, Inc.	71,158	2,615,768
Duke Realty Corp.	95,855	2,538,240
Easterly Government Properties, Inc.	7,897	161,099
EastGroup Properties, Inc.	6,303	521,006
Education Realty Trust, Inc.	48,181	1,577,928
EPR Properties	28,864	1,599,066
Equinix, Inc.	21,198	8,863,732
Equity Residential	98,139	6,047,325
Essex Property Trust, Inc.	17,562	4,226,822
Extra Space Storage, Inc.	33,441	2,921,406
Farmland Partners, Inc.	7,652	63,894
Federal Realty Investment Trust	19,375	2,249,631
First Industrial Realty Trust, Inc.	75,885	2,218,119
Fonciere Des Regions	8,020	884,753
Four Corners Property Trust, Inc.	11,169	257,892
Franklin Street Properties Corp.	20,413	171,673
Front Yard Residential Corp.	9,964	100,138
Gecina SA	11,517	1,998,561
Getty Realty Corp.	5,897	148,722
GGP, Inc.	169,520	3,468,379
Gladstone Commercial Corp.	5,796	100,503
Global Net Lease, Inc.	13,441	226,884
Goodman Group	423,988	2,756,817
Government Properties Income Trust	18,795	256,740
Gramercy Property Trust	30,275	657,876
Hammerson PLC	188,585	1,421,600
HCP, Inc.	124,854	2,900,358
Healthcare Realty Trust, Inc.	78,704	2,180,888
Hersha Hospitality Trust	7,338	131,350
Highwoods Properties, Inc.	46,109	2,020,496
Hospitality Properties Trust	73,371	1,859,221
Host Hotels & Resorts, Inc.	196,336	3,659,703
ICADE	7,789	756,191
Independence Realty Trust, Inc.	16,447	150,983
Industrial Logistics Properties Trust (A)	3,760	76,478
InfraREIT, Inc.	4,498	87,396
Investors Real Estate Trust	23,887	123,974
Iron Mountain, Inc.	74,751	2,456,318
iStar, Inc. (A)	12,400	126,108
Japan Prime Realty Investment Corp.	193	701,174
Japan Real Estate Investment Corp.	296	1,538,666
Japan Retail Fund Investment Corp.	628	1,217,778
JBG SMITH Properties	41,688	1,405,302
Jernigan Capital, Inc.	2,790	50,499
Keppel REIT	21,160	19,583
Kilroy Realty Corp.	44,072	3,127,349
Kimco Realty Corp.	113,081	1,628,366
Kite Realty Group Trust	15,994	243,589
Klepierre SA (B)	51,748	2,085,816
Lamar Advertising Company, Class A	37,428	2,382,666
Land Securities Group PLC	174,339	2,293,769

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
LaSalle Hotel Properties	72,025	$2,089,445
Lexington Realty Trust	41,331	325,275
Liberty Property Trust	65,831	2,615,466
Life Storage, Inc.	20,766	1,734,376
Link REIT	518,106	4,441,060
LTC Properties, Inc.	7,493	284,734
Mack-Cali Realty Corp.	57,858	966,807
MedEquities Realty Trust, Inc.	6,442	67,705
Medical Properties Trust, Inc.	162,811	2,116,543
Mid-America Apartment
Communities, Inc.	30,191	2,754,627
Mirvac Group	865,317	1,438,059
Monmouth Real Estate Investment Corp.	14,064	211,523
National Health Investors, Inc.	7,484	503,598
National Retail Properties, Inc.	68,704	2,697,319
National Storage Affiliates Trust	9,370	235,000
New Senior Investment Group, Inc.	16,347	133,718
NexPoint Residential Trust, Inc.	3,396	84,357
Nippon Building Fund, Inc.	314	1,741,704
Nippon Prologis REIT, Inc.	429	931,762
Nomura Real Estate Master Fund, Inc.	886	1,233,061
NorthStar Realty Europe Corp.	10,652	138,689
Omega Healthcare Investors, Inc.	88,656	2,397,258
One Liberty Properties, Inc.	3,098	68,466
Pebblebrook Hotel Trust	12,943	444,592
Pennsylvania Real Estate
Investment Trust	13,623	131,462
Physicians Realty Trust	34,161	531,887
PotlatchDeltic Corp.	38,149	1,985,655
Preferred Apartment Communities, Inc.,
Class A	7,404	105,063
Prologis, Inc.	142,962	9,005,176
PS Business Parks, Inc.	3,640	411,466
Public Storage	39,963	8,008,186
QTS Realty Trust, Inc., Class A	9,433	341,663
Quality Care Properties, Inc. (A)	60,206	1,169,803
Ramco-Gershenson Properties Trust	15,242	188,391
Rayonier, Inc.	57,627	2,027,318
Realty Income Corp.	76,482	3,956,414
Regency Centers Corp.	40,175	2,369,522
Retail Opportunity Investments Corp.	20,591	363,843
Rexford Industrial Realty, Inc.	14,627	421,111
RLJ Lodging Trust	31,939	620,894
Ryman Hospitality Properties, Inc.	8,293	642,293
Sabra Health Care REIT, Inc.	113,323	2,000,151
Safety Income and Growth, Inc.	2,432	38,888
Saul Centers, Inc.	2,327	118,607
SBA Communications Corp. (A)	31,356	5,359,368
Scentre Group	1,252,413	3,695,745
Segro PLC	235,268	1,985,529
Select Income REIT	12,264	238,903
Senior Housing Properties Trust	106,087	1,661,322
Seritage Growth Properties, Class A	4,844	172,204
Simon Property Group, Inc.	85,669	13,223,010
SL Green Realty Corp.	24,191	2,342,415
STAG Industrial, Inc.	17,873	427,522
Stockland	568,614	1,764,353
Summit Hotel Properties, Inc.	19,781	269,219
Sunstone Hotel Investors, Inc.	42,400	645,328
Suntec Real Estate Investment Trust	582,600	844,691
Tanger Factory Outlet Centers, Inc.	42,205	928,510
Taubman Centers, Inc.	27,192	1,547,497
Terreno Realty Corp.	10,171	351,001
The British Land Company PLC	223,327	2,013,146
The GEO Group, Inc.	78,648	1,609,925
The GPT Group	422,711	1,549,240
The Macerich Company	28,789	1,612,760
Tier REIT, Inc.	9,036	166,985
UDR, Inc.	72,655	2,587,971
UMH Properties, Inc.	6,338	84,993
Unibail-Rodamco SE	23,469	5,360,868
United Urban Investment Corp.	715	1,120,042
Uniti Group, Inc.	73,626	1,196,423
Universal Health Realty Income Trust	2,471	148,507
Urban Edge Properties	66,828	1,426,778
Urstadt Biddle Properties, Inc., Class A	5,857	113,040
Ventas, Inc.	95,055	4,708,074
Vicinity Centres	770,778	1,432,645
Vornado Realty Trust	45,993	3,095,329
Washington Prime Group, Inc.	118,961	793,470
Washington Real Estate Investment Trust	14,974	408,790
Weingarten Realty Investors	53,329	1,497,478
Welltower, Inc.	98,849	5,380,351
Westfield Corp.	464,094	3,044,055
Weyerhaeuser Company	201,419	7,049,665
Whitestone REIT	7,732	80,335
Xenia Hotels & Resorts, Inc.	20,211	398,561
		305,158,602
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	26,531	558,006
Altisource Portfolio Solutions SA (A)(B)	2,123	56,387
Azrieli Group, Ltd.	10,262	493,304
CapitaLand, Ltd.	600,984	1,645,788
CBRE Group, Inc., Class A (A)	80,645	3,808,057
City Developments, Ltd.	95,013	946,730
CK Asset Holdings, Ltd.	608,062	5,131,477
Consolidated-Tomoka Land Company	812	51,034
Daito Trust Construction Company, Ltd.	16,311	2,777,223
Daiwa House Industry Company, Ltd.	133,066	5,126,143
Deutsche Wohnen SE	83,377	3,890,365
Forestar Group, Inc. (A)(B)	1,895	40,079
FRP Holdings, Inc. (A)	1,308	73,248
Hang Lung Group, Ltd.	203,000	665,734
Hang Lung Properties, Ltd.	475,313	1,115,572
Henderson Land Development
Company, Ltd.	282,281	1,850,936
HFF, Inc., Class A	6,937	344,769
Hongkong Land Holdings, Ltd.	276,534	1,910,576
Hulic Company, Ltd.	71,169	775,577
Hysan Development Company, Ltd.	144,279	765,665
Jones Lang LaSalle, Inc.	20,272	3,540,302
Kennedy-Wilson Holdings, Inc.	23,080	401,592
Kerry Properties, Ltd.	150,064	678,587
LendLease Group	129,922	1,741,866
Marcus & Millichap, Inc. (A)	3,095	111,606
Mitsubishi Estate Company, Ltd.	294,124	4,926,999
Mitsui Fudosan Company, Ltd.	209,626	5,060,633
New World Development Company, Ltd.	1,384,569	1,973,362
Newmark Group, Inc., Class A (A)	4,549	69,099
Nomura Real Estate Holdings, Inc.	28,863	677,740
Rafael Holdings, Inc., Class B (A)	1,843	8,936
RE/MAX Holdings, Inc., Class A	3,369	203,656
Redfin Corp. (A)	11,167	254,943
Sino Land Company, Ltd.	733,722	1,189,253
Sumitomo Realty & Development
Company, Ltd.	83,483	3,119,476
Sun Hung Kai Properties, Ltd.	340,314	5,401,791
Swire Pacific, Ltd., Class A	117,018	1,184,993
Swire Properties, Ltd.	277,287	975,268
Swiss Prime Site AG (A)	16,730	1,619,046

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Tejon Ranch Company (A)	3,625	$83,774
The RMR Group, Inc., Class A	1,249	87,368
The St. Joe Company (A)	8,566	161,469
The Wharf Holdings, Ltd.	288,061	997,350
Tokyo Tatemono Company, Ltd.	48,300	731,120
Tokyu Fudosan Holdings Corp.	118,481	852,470
UOL Group, Ltd.	116,770	765,623
Vonovia SE	114,021	5,654,277
Wharf Real Estate Investment
Company, Ltd. (A)	285,061	1,863,268
Wheelock & Company, Ltd.	189,285	1,388,413
		77,750,950
		382,909,552
Telecommunication services – 2.3%
Diversified telecommunication services – 1.8%
AT&T, Inc.	1,641,190	58,508,424
ATN International, Inc.	2,005	119,538
Bezeq The Israeli Telecommunication
Corp., Ltd.	489,397	627,262
BT Group PLC	1,980,708	6,322,043
CenturyLink, Inc.	259,416	4,262,205
Cincinnati Bell, Inc. (A)	8,045	111,423
Cogent Communications Holdings, Inc.	7,831	339,865
Consolidated Communications
Holdings, Inc. (B)	12,500	137,000
Deutsche Telekom AG	782,985	12,810,182
Elisa OYJ	33,030	1,493,925
Frontier Communications Corp. (B)	15,701	116,501
Globalstar, Inc. (A)(B)	110,111	75,701
Hawaiian Telcom Holdco, Inc. (A)	1,338	35,698
HKT Trust & HKT, Ltd.	887,421	1,118,846
IDT Corp., Class B (A)	3,685	23,105
Iliad SA	6,185	1,280,445
Intelsat SA (A)	7,516	28,260
Iridium Communications, Inc. (A)	15,939	179,314
Koninklijke KPN NV	788,663	2,371,501
Nippon Telegraph & Telephone Corp.	162,558	7,583,827
Ooma, Inc. (A)	3,889	42,390
Orange SA	468,735	7,967,484
ORBCOMM, Inc. (A)	13,162	123,328
PCCW, Ltd.	1,016,317	589,838
pdvWireless, Inc. (A)	1,989	59,372
Proximus SADP	36,008	1,119,566
Singapore Telecommunications, Ltd.	1,914,554	4,947,913
Spark New Zealand, Ltd.	428,836	1,040,543
Swisscom AG (B)	6,090	3,021,273
TDC A/S (A)	189,253	1,568,259
Telecom Italia SpA (A)	2,699,476	2,563,132
Telecom Italia SpA	1,388,142	1,155,727
Telefonica Deutschland Holding AG	174,503	819,973
Telefonica SA	1,097,637	10,874,118
Telenor ASA	176,348	4,010,351
Telia Company AB	660,461	3,111,915
Telstra Corp., Ltd.	978,493	2,368,612
TPG Telecom, Ltd. (B)	90,639	385,103
Verizon Communications, Inc.	1,103,404	52,764,779
Vonage Holdings Corp. (A)	38,732	412,496
Windstream Holdings, Inc.	37,638	53,070
		196,544,307
Wireless telecommunication services – 0.5%
1&1 Drillisch AG	12,453	840,230
Boingo Wireless, Inc. (A)	7,182	177,898
KDDI Corp.	425,543	10,959,610
Millicom International Cellular SA	15,673	1,072,577
NTT DOCOMO, Inc.	320,752	8,177,064
Shenandoah
Telecommunications Company	8,810	317,160
SoftBank Group Corp.	193,887	14,462,276
Spok Holdings, Inc.	4,009	59,935
StarHub, Ltd.	138,811	244,345
Tele2 AB, B Shares	85,690	1,031,908
Telephone & Data Systems, Inc.	41,268	1,156,742
Vodafone Group PLC	6,265,836	17,143,522
		55,643,267
		252,187,574
Utilities – 3.1%
Electric utilities – 1.7%
ALLETE, Inc.	32,250	2,330,063
Alliant Energy Corp.	62,603	2,557,959
American Electric Power Company, Inc.	131,163	8,996,470
AusNet Services	426,413	551,550
Chubu Electric Power Company, Inc.	151,529	2,174,703
CK Infrastructure Holdings, Ltd.	153,843	1,260,943
CLP Holdings, Ltd.	385,834	3,933,965
Duke Energy Corp.	187,439	14,520,899
Edison International	86,902	5,532,181
EDP – Energias de Portugal SA	559,205	2,124,758
El Paso Electric Company	7,665	390,915
Electricite de France SA	134,992	1,954,487
Endesa SA	74,402	1,639,090
Enel SpA	1,910,557	11,691,101
Entergy Corp.	48,053	3,785,615
Eversource Energy	84,525	4,980,213
Exelon Corp.	258,069	10,067,272
FirstEnergy Corp.	119,067	4,049,469
Fortum OYJ	104,449	2,243,876
Great Plains Energy, Inc.	96,275	3,060,582
Hawaiian Electric Industries, Inc.	48,590	1,670,524
HK Electric Investments & HK Electric
Investments, Ltd. (C)	641,000	621,570
Iberdrola SA	1,363,513	10,026,441
IDACORP, Inc.	31,969	2,821,904
Kyushu Electric Power
Company, Inc. (B)	100,418	1,212,800
Mercury NZ, Ltd.	171,090	400,053
MGE Energy, Inc.	6,699	375,814
NextEra Energy, Inc.	125,836	20,552,794
OGE Energy Corp.	89,154	2,921,577
Orsted A/S (C)	44,497	2,895,058
Otter Tail Corp.	7,528	326,339
PG&E Corp.	138,208	6,071,477
Pinnacle West Capital Corp.	29,836	2,380,913
PNM Resources, Inc.	50,660	1,937,745
Portland General Electric Company	16,753	678,664
Power Assets Holdings, Ltd.	325,736	2,909,925
PPL Corp.	185,650	5,252,039
Red Electrica Corp. SA	101,812	2,101,644
Spark Energy, Inc., Class A	2,586	30,644
SSE PLC	238,986	4,287,253
Terna Rete Elettrica Nazionale SpA	330,415	1,930,907
The Chugoku Electric Power
Company, Inc. (B)	64,036	782,290
The Kansai Electric Power
Company, Inc.	165,524	2,164,156
The Southern Company	269,566	12,038,818
Tohoku Electric Power Company, Inc.	105,165	1,430,585
Tokyo Electric Power Company
Holdings, Inc. (A)	336,028	1,316,214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Westar Energy, Inc.	63,497	$3,339,307
Xcel Energy, Inc.	135,397	6,157,856
		186,481,422
Gas utilities – 0.3%
APA Group	261,524	1,592,413
Atmos Energy Corp.	49,534	4,172,744
Chesapeake Utilities Corp.	3,006	211,472
Gas Natural SDG SA	82,325	1,964,938
Hong Kong & China Gas Company, Ltd.	1,972,273	4,064,380
National Fuel Gas Company	38,305	1,970,792
New Jersey Resources Corp.	55,368	2,220,257
Northwest Natural Gas Company	5,426	312,809
ONE Gas, Inc.	33,003	2,178,858
Osaka Gas Company, Ltd.	88,175	1,753,707
RGC Resources, Inc.	1,555	39,497
South Jersey Industries, Inc.	15,250	429,440
Southwest Gas Holdings, Inc.	30,441	2,058,725
Spire, Inc. (B)	8,808	636,818
Toho Gas Company, Ltd.	17,684	552,736
Tokyo Gas Company, Ltd.	91,396	2,442,119
UGI Corp.	77,238	3,430,912
WGL Holdings, Inc.	32,431	2,712,853
		32,745,470
Independent power and renewable electricity producers –
0.1%
AES Corp.	178,039	2,024,303
Atlantic Power Corp. (A)	28,487	59,823
Dynegy, Inc. (A)	24,533	331,686
Electric Power Development
Company, Ltd.	34,548	890,507
Meridian Energy, Ltd.	297,065	614,437
NRG Energy, Inc.	80,757	2,465,511
NRG Yield, Inc., Class A	6,985	114,833
NRG Yield, Inc., Class C	12,172	206,924
Ormat Technologies, Inc.	7,619	429,559
Pattern Energy Group, Inc., Class A (B)	15,135	261,684
TerraForm Power, Inc., Class A	8,869	95,164
Uniper SE	47,774	1,455,917
		8,950,348
Multi-utilities – 0.9%
AGL Energy, Ltd.	154,217	2,584,772
Ameren Corp.	64,716	3,664,867
Avista Corp.	12,016	615,820
Black Hills Corp.	34,024	1,847,503
CenterPoint Energy, Inc.	114,910	3,148,534
Centrica PLC	1,313,686	2,630,360
CMS Energy Corp.	75,254	3,408,254
Consolidated Edison, Inc.	82,662	6,442,676
Dominion Energy, Inc.	174,194	11,745,901
DTE Energy Company	47,832	4,993,661
E.ON SE	517,111	5,746,182
Engie SA	429,173	7,166,535
Innogy SE (C)	32,233	1,527,820
MDU Resources Group, Inc.	87,190	2,455,270
National Grid PLC	795,725	8,957,063
NiSource, Inc.	90,559	2,165,266
NorthWestern Corp.	31,374	1,687,921
Public Service Enterprise Group, Inc.	134,935	6,779,134
RWE AG	121,741	3,009,217
SCANA Corp.	38,785	1,456,377
Sempra Energy	68,335	7,600,219
Suez	85,651	1,241,078
Unitil Corp.	2,841	131,851
Vectren Corp.	37,073	2,369,706
Veolia Environnement SA	112,529	2,673,393
WEC Energy Group, Inc.	84,172	5,277,584
		101,326,964
Water utilities – 0.1%
American States Water Company	6,773	359,375
American Water Works Company, Inc.	47,577	3,907,499
Aqua America, Inc.	79,353	2,702,763
AquaVenture Holdings, Ltd. (A)	2,777	34,490
Artesian Resources Corp., Class A	1,826	66,612
Cadiz, Inc. (A)(B)	4,511	60,899
California Water Service Group	9,101	339,012
Connecticut Water Service, Inc.	2,333	141,216
Consolidated Water Company, Ltd.	3,313	48,204
Middlesex Water Company	3,146	115,458
Pure Cycle Corp. (A)	3,782	35,740
Severn Trent PLC	55,204	1,429,152
SJW Group	3,121	164,508
The York Water Company	2,797	86,707
United Utilities Group PLC	160,172	1,608,561
		11,100,196
		340,604,400
TOTAL COMMON STOCKS (Cost $6,773,901,450)		$10,633,232,462

PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	38,864	600,216
Automobiles – 0.1%
Bayerische Motoren Werke AG	12,808	1,201,892
Porsche Automobil Holding SE	35,981	2,999,316
Volkswagen AG	43,618	8,693,670
		12,894,878
Media – 0.0%
GCI Liberty, Inc., 5.000%	1,037	24,214
		13,519,308
Consumer staples – 0.1%
Household products – 0.1%
Henkel AG & Company KGaA	41,839	5,499,864
Financials – 0.0%
Banks – 0.0%
Intesa Sanpaolo SpA	218,816	828,838
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	16,369	888,585
TOTAL PREFERRED SECURITIES (Cost $15,167,991)		$20,736,595

RIGHTS – 0.0%
Babcock & Wilcox Enterprises, Inc.
(Expiration Date: 4-10-18; Strike
Price: $2.00) (A)	9,326	17,887
Community Health Systems, Inc. (A)(E)	174,338	1,970
TOTAL RIGHTS (Cost $11,332)		$19,857

SECURITIES LENDING COLLATERAL – 1.3%
John Hancock Collateral Trust,
1.8276% (F)(G)	13,856,478	138,589,723
TOTAL SECURITIES LENDING COLLATERAL (Cost
$138,608,317)		$138,589,723

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 2.3%
U.S. Government Agency – 2.1%
Federal Home Loan Bank Discount Note
1.370%, 04/02/2018 *	$6,500,000	$6,500,000
1.470%, 04/04/2018 *	35,000,000	34,996,780
1.480%, 04/02/2018 *	10,000,000	10,000,000
1.480%, 04/09/2018 *	40,000,000	39,987,080
1.530%, 04/05/2018 *	30,000,000	29,995,860
1.660%, 04/10/2018 *	34,700,000	34,687,196
1.690%, 05/01/2018 *	20,000,000	19,972,620
1.715%, 05/10/2018 *	60,000,000	59,892,360
		236,031,896
Repurchase agreement – 0.2%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $22,391,841 on 4-2-18,
collateralized by $23,755,000
U.S. Treasury Notes, 2.000% -
2.250% due 11-15-24 to 2-15-25
(valued at $22,849,089,
including interest)	22,390,000	22,390,000
TOTAL SHORT-TERM INVESTMENTS (Cost $258,412,756)		$258,421,896
Total Investments (Strategic Equity Allocation Trust)
(Cost $7,186,101,846) – 100.7%		$11,051,000,533
Other assets and liabilities, net – (0.7%)		(79,556,117)
TOTAL NET ASSETS – 100.0%		$10,971,444,416

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $132,763,104.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
MSCI EAFE Index Futures	1,303	Long	Jun 2018	$131,585,954	$130,339,090	$(1,246,864)
Russell 2000 Index E-Mini Futures	142	Long	Jun 2018	11,223,161	10,871,520	(351,641)
S&P 500 Index E-Mini Futures	1,159	Long	Jun 2018	158,987,573	153,161,850	(5,825,723)
S&P Mid 400 Index E-Mini Futures	112	Long	Jun 2018	21,516,655	21,090,720	(425,935)
						$(7,850,163)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Strategic Income Opportunities Trust

		Shares or
		Principal
		Amount	Value
Australia – 0.6%
Commonwealth of Australia
5.750%, 07/15/2022	AUD	830,000	$728,315
New South Wales Treasury Corp.
6.000%, 03/01/2022		1,545,000	1,346,019
Queensland Treasury Corp.
6.000%, 07/21/2022		1,540,000	1,350,371
			3,424,705
Austria – 0.3%
Republic of Austria
0.000%, 07/15/2023 (A)	EUR	1,515,000	1,856,637
Brazil – 2.0%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	14,200,000	4,621,743
10.000%, 01/01/2023	BRL	23,350,000	7,557,353
			12,179,096
Canada – 0.4%
Canada Housing Trust No. 1
1.250%, 12/15/2020 (A)	CAD	1,120,000	851,673
Export Development Canada
2.400%, 06/07/2021	AUD	430,000	329,400
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	60,405,000	926,651
Province of Ontario
6.250%, 09/29/2020	AUD	725,000	605,556
			2,713,280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia – 0.6%
Republic of Colombia
4.500%, 01/28/2026		$1,415,000	$1,462,403
7.000%, 05/04/2022	COP	5,514,000,000	2,070,847
			3,533,250
Finland – 0.3%
Republic of Finland
1.500%, 04/15/2023 (A)	EUR	1,380,000	1,825,313
Hungary – 0.8%
Republic of Hungary
6.250%, 01/29/2020		$2,100,000	2,220,750
6.375%, 03/29/2021		2,138,000	2,327,854
			4,548,604
India – 0.8%
Republic of India
7.680%, 12/15/2023	INR	90,000,000	1,397,903
7.800%, 04/11/2021		200,000,000	3,126,827
			4,524,730
Indonesia – 3.4%
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/2027 (A)		$940,000	930,600
Republic of Indonesia
2.150%, 07/18/2024 (A)	EUR	740,000	937,769
2.625%, 06/14/2023 (A)		850,000	1,110,486
5.625%, 05/15/2023	IDR	1,139,000,000	81,507
6.125%, 05/15/2028		29,130,000,000	2,037,972
6.625%, 05/15/2033		16,099,000,000	1,141,048
7.000%, 05/15/2022		36,212,000,000	2,725,205
7.000%, 05/15/2027		19,812,000,000	1,462,785
7.500%, 08/15/2032		3,504,000,000	261,193
7.500%, 05/15/2038		15,217,000,000	1,118,548
8.250%, 07/15/2021		29,860,000,000	2,312,282
8.375%, 03/15/2024		25,945,000,000	2,058,913
8.375%, 09/15/2026		26,845,000,000	2,153,130
8.750%, 05/15/2031		17,423,000,000	1,428,136
9.000%, 03/15/2029		8,290,000,000	689,061
			20,448,635
Ireland – 2.5%
Republic of Ireland
3.400%, 03/18/2024	EUR	5,220,000	7,618,939
3.900%, 03/20/2023		5,175,000	7,577,009
			15,195,948
Malaysia – 1.6%
Government of Malaysia
3.620%, 11/30/2021	MYR	2,895,000	752,761
3.733%, 06/15/2028		1,130,000	286,963
3.844%, 04/15/2033		6,313,000	1,525,799
3.882%, 03/14/2025		2,835,000	733,951
3.899%, 11/16/2027		3,370,000	867,616
4.059%, 09/30/2024		12,940,000	3,376,848
4.160%, 07/15/2021		7,083,000	1,870,333
			9,414,271
Mexico – 2.0%
Government of Mexico
4.600%, 01/23/2046		$1,060,000	1,006,682
4.750%, 06/14/2018	MXN	16,320,000	891,451
6.500%, 06/10/2021		48,740,000	2,625,687
7.750%, 05/29/2031		18,298,500	1,029,920
8.000%, 06/11/2020		26,396,500	1,474,937
8.000%, 12/07/2023		23,850,000	1,359,175
8.500%, 12/13/2018		23,169,500	1,280,669
10.000%, 12/05/2024		35,852,000	2,262,305
			11,930,826
New Zealand – 1.1%
Dominion of New Zealand
3.000%, 04/15/2020	NZD	805,000	592,869
5.500%, 04/15/2023		1,280,000	1,064,666
6.000%, 05/15/2021		3,490,000	2,821,240
New Zealand Local Government
Funding Agency
5.000%, 03/15/2019		2,690,000	1,994,970
5.500%, 04/15/2023		545,000	439,445
			6,913,190
Norway – 1.3%
Government of Norway
2.000%, 05/24/2023 (A)	NOK	15,075,000	1,970,156
3.750%, 05/25/2021 (A)		26,605,000	3,659,555
4.500%, 05/22/2019 (A)		15,572,000	2,068,966
			7,698,677
Philippines – 1.6%
Republic of Philippines
3.500%, 03/20/2021	PHP	26,480,000	491,141
3.500%, 04/21/2023		71,930,000	1,247,723
4.625%, 09/09/2040		4,368,000	61,381
4.950%, 01/15/2021		4,435,000	86,490
5.875%, 12/16/2020		127,403,440	2,523,600
5.875%, 03/01/2032		29,900,000	538,494
6.250%, 01/14/2036		43,000,000	909,611
6.500%, 04/28/2021		42,600,000	851,231
7.375%, 03/03/2021		59,600,000	1,226,590
8.000%, 07/19/2031		66,710,000	1,476,118
			9,412,379
Portugal – 1.0%
Republic of Portugal
3.850%, 04/15/2021 (A)	EUR	2,040,000	2,805,508
5.125%, 10/15/2024 (A)		$2,855,000	3,036,521
			5,842,029
Singapore – 0.6%
Republic of Singapore
3.250%, 09/01/2020	SGD	4,420,000	3,477,586
South Korea – 0.0%
Korea Treasury Bond Coupon Strips
3.286%, 09/10/2018	KRW	83,030,000	77,349
Sweden – 0.5%
Kingdom of Sweden
0.125%, 04/24/2023 (A)	EUR	2,540,000	3,128,455
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$131,837,193)			$128,144,960

CORPORATE BONDS – 44.0%
Consumer discretionary – 5.7%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/2024	GBP	1,236,000	1,775,320
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022		$640,000	662,400
CCO Holdings LLC
5.125%, 05/01/2027 (A)		885,000	840,219
5.750%, 01/15/2024		1,690,000	1,715,350
Cequel Communications Holdings I LLC
7.500%, 04/01/2028 (A)		660,000	674,850
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		1,220,000	1,186,816
Expedia Group, Inc.
3.800%, 02/15/2028		1,390,000	1,290,951
5.000%, 02/15/2026		1,240,000	1,278,694

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)		$1,395,000	$1,386,281
5.250%, 06/01/2026 (A)		1,881,000	1,873,946
Lamar Media Corp.
5.000%, 05/01/2023		895,000	902,563
LIN Television Corp.
5.875%, 11/15/2022		795,000	817,856
Meredith Corp.
6.875%, 02/01/2026 (A)		1,630,000	1,672,788
Netflix, Inc.
3.625%, 05/15/2027 (A)	EUR	1,215,000	1,469,022
4.875%, 04/15/2028 (A)		$1,845,000	1,774,152
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		1,470,000	1,403,850
4.625%, 01/15/2022 (A)		1,985,000	1,989,963
5.000%, 10/15/2025 (A)		1,490,000	1,418,778
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)		1,950,000	1,910,415
QVC, Inc.
4.450%, 02/15/2025		741,000	732,252
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (A)		1,030,000	1,022,275
Sirius XM Radio, Inc.
4.625%, 05/15/2023 (A)		1,130,000	1,111,977
5.000%, 08/01/2027 (A)		330,000	310,200
5.375%, 07/15/2026 (A)		1,005,000	992,438
The Goodyear Tire & Rubber Company
8.750%, 08/15/2020		320,000	356,800
Tribune Media Company
5.875%, 07/15/2022		445,000	451,119
Viacom, Inc.
5.850%, 09/01/2043		473,000	514,647
Viacom, Inc. (6.250% to 2-28-27, then 3
month LIBOR + 3.899%) 02/28/2057		1,735,000	1,761,025
WMG Acquisition Corp.
5.000%, 08/01/2023 (A)		270,000	270,338
5.500%, 04/15/2026 (A)		675,000	678,375
			34,245,660
Consumer staples – 3.7%
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026		1,975,000	1,962,076
Aramark Services, Inc.
5.000%, 04/01/2025 (A)		810,000	816,318
B&G Foods, Inc.
4.625%, 06/01/2021		1,935,000	1,920,488
Constellation Brands, Inc.
4.250%, 05/01/2023		1,320,000	1,351,656
4.750%, 12/01/2025		585,000	615,778
CVS Health Corp.
4.100%, 03/25/2025		2,395,000	2,409,894
4.300%, 03/25/2028		3,160,000	3,179,512
Darling Ingredients, Inc.
5.375%, 01/15/2022		840,000	854,700
Kraft Heinz Foods Company
3.950%, 07/15/2025		1,440,000	1,432,884
4.875%, 02/15/2025 (A)		633,000	659,872
Molson Coors Brewing Company
1.250%, 07/15/2024	EUR	755,000	929,630
Natura Cosmeticos SA
5.375%, 02/01/2023 (A)		$1,350,000	1,351,350
Post Holdings, Inc.
5.000%, 08/15/2026 (A)		1,590,000	1,510,500
5.750%, 03/01/2027 (A)		1,355,000	1,338,063
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,730,000	1,764,600
			22,097,321
Energy – 5.1%
Andeavor
4.750%, 12/15/2023		1,800,000	1,869,472
Antero Midstream Partners LP
5.375%, 09/15/2024		2,070,000	2,085,525
Antero Resources Corp.
5.000%, 03/01/2025		1,755,000	1,759,388
5.625%, 06/01/2023		1,825,000	1,861,500
Boardwalk Pipelines LP
4.450%, 07/15/2027		800,000	777,266
Chesapeake Energy Corp.
8.000%, 12/15/2022 (A)		633,000	667,815
Concho Resources, Inc.
4.375%, 01/15/2025		1,295,000	1,311,428
Enbridge, Inc.
4.250%, 12/01/2026		1,585,000	1,591,772
Enbridge, Inc. (6.000% to 1-15-27, then
3 month LIBOR + 3.890%)
01/15/2077		940,000	925,900
Energy Transfer Equity LP
5.500%, 06/01/2027		1,520,000	1,523,800
5.875%, 01/15/2024		969,000	1,000,493
Energy Transfer Partners LP
4.750%, 01/15/2026		483,000	488,092
EnLink Midstream Partners LP
4.150%, 06/01/2025		167,000	162,226
4.850%, 07/15/2026		1,280,000	1,292,472
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		1,025,000	966,027
Newfield Exploration Company
5.375%, 01/01/2026		650,000	671,125
5.625%, 07/01/2024		1,635,000	1,724,925
Parsley Energy LLC
5.375%, 01/15/2025 (A)		1,030,000	1,027,425
Pertamina Persero PT
4.300%, 05/20/2023 (A)		1,410,000	1,422,610
Petroleos del Peru SA
5.625%, 06/19/2047 (A)		697,000	695,432
Petroleos Mexicanos
4.625%, 09/21/2023		1,710,000	1,711,727
7.190%, 09/12/2024 (A)	MXN	13,000,000	644,708
7.650%, 11/24/2021 (A)		22,981,500	1,202,931
Plains All American Pipeline LP
4.650%, 10/15/2025		$337,000	338,840
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		775,000	759,693
The Williams Companies, Inc.
4.550%, 06/24/2024		1,060,000	1,067,388
TransCanada PipeLines, Ltd.
4.875%, 01/15/2026		112,000	120,791
Williams Partners LP
3.750%, 06/15/2027		1,055,000	1,007,943
			30,678,714
Financials – 15.3%
American International Group, Inc.
(8.175% to 5-15-38, then 3 month
LIBOR + 4.195%) 05/15/2068		2,395,000	3,185,350
Ameris Bancorp (5.750% to 3-15-22,
then 3 month LIBOR + 3.616%)
03/15/2027		775,000	796,313

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Asian Development Bank
3.500%, 05/30/2024	NZD	920,000	$675,366
4.625%, 03/06/2019		1,595,000	1,177,890
5.000%, 03/09/2022	AUD	940,000	786,401
6.450%, 08/08/2021	INR	92,050,000	1,404,286
6.950%, 01/16/2020		26,220,000	404,487
Banc of California, Inc.
5.250%, 04/15/2025		$625,000	629,188
Banco Nacional de Comercio Exterior
SNC
4.375%, 10/14/2025 (A)		1,205,000	1,214,038
Banco Nacional de Comercio Exterior
SNC (3.800% to 8-11-21, then 5 Year
CMT + 3.000%) 08/11/2026 (A)		255,000	249,900
Bank Nederlandse Gemeenten NV
0.250%, 02/22/2023 to 06/07/2024	EUR	1,660,000	2,041,527
Bank of America Corp. (3 month LIBOR
+ 0.760%) 2.884%, 09/15/2026 (B)		$2,190,000	2,082,353
Bank of the Ozarks, Inc. (5.500% to
7-1-21, then 3 month LIBOR +
4.425%) 07/01/2026		640,000	665,916
BankUnited, Inc.
4.875%, 11/17/2025		1,175,000	1,208,625
BNC Bancorp (5.500% to 10-1-19, then
3 month LIBOR + 3.590%)
10/01/2024		500,000	509,081
Cadence BanCorp (6.500% to 3-11-20,
then 3 month LIBOR + 4.663%)
03/11/2025 (A)		500,000	515,000
CIT Group, Inc.
5.500%, 02/15/2019 (A)		1,615,000	1,653,356
Citigroup, Inc. (3 month BBSW +
1.550%) 3.320%, 05/04/2021 (B)	AUD	1,487,000	1,161,898
CoBiz Financial, Inc. (5.625% to
6-25-25, then 3 month LIBOR +
3.170%) 06/25/2030		$280,000	294,000
ConnectOne Bancorp, Inc. (5.200% to
2-1-23, then 3 month LIBOR +
2.840%) 02/01/2028		340,000	346,295
Cullen/Frost Bankers, Inc.
4.500%, 03/17/2027		390,000	401,352
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	928,266
3.865%, 05/25/2027		1,000,000,000	918,697
Dime Community Bancshares, Inc.
(4.500% to 6-15-22, then 3 month
LIBOR + 2.660%) 06/15/2027		$725,000	734,578
Discover Financial Services
4.100%, 02/09/2027		855,000	847,582
Eagle Bancorp, Inc.
5.750%, 09/01/2024		500,000	513,021
Eagle Bancorp, Inc. (5.000% to 8-1-21,
then 3 month LIBOR + 3.850%)
08/01/2026		415,000	423,773
European Financial Stability Facility
0.125%, 10/17/2023	EUR	1,865,000	2,283,475
0.500%, 01/20/2023		725,000	910,143
1.875%, 05/23/2023		1,020,000	1,366,552
Fifth Third Bancorp (5.100% to 6-30-23,
then 3 month LIBOR + 3.033%)
06/30/2023 (C)		$2,410,000	2,373,850
First Midwest Bancorp, Inc.
5.875%, 09/29/2026		405,000	430,441
Flushing Financial Corp. (5.250% to
12-15-21, then 3 month LIBOR +
3.440%) 12/15/2026		$300,000	306,838
Heartland Financial USA, Inc.
5.750%, 12/30/2024		505,000	513,588
Heritage Commerce Corp. (5.250% to
6-1-22, then 3 month LIBOR +
3.365%) 06/01/2027		280,000	286,148
Huntington Bancshares, Inc. (5.700% to
4-15-23, then 3 month LIBOR +
2.880%) 04/15/2023 (C)		795,000	798,975
Independent Bank Group, Inc.
5.875%, 08/01/2024		945,000	973,826
Inter-American Development Bank
3.750%, 10/09/2018	AUD	1,515,000	1,173,306
6.500%, 08/20/2019		2,705,000	2,199,217
International Bank for Reconstruction &
Development
2.500%, 03/12/2020		1,015,000	783,045
2.800%, 01/13/2021		1,185,000	919,330
3.375%, 01/25/2022	NZD	2,927,000	2,158,172
3.500%, 01/22/2021		2,460,000	1,820,350
3.625%, 06/22/2020	NOK	7,100,000	949,364
4.625%, 10/06/2021	NZD	2,400,000	1,842,543
International Finance Corp.
2.800%, 08/15/2022	AUD	2,000,000	1,546,075
3.625%, 05/20/2020	NZD	2,615,000	1,935,731
6.450%, 10/30/2018	INR	136,280,000	2,098,659
JPMorgan Chase & Co.
4.250%, 11/02/2018	NZD	3,255,000	2,373,892
JPMorgan Chase & Co. (3 month
LIBOR + 1.000%) 2.839%,
05/15/2077 (B)		$1,040,000	923,083
KFW
0.000%, 09/15/2023	EUR	415,000	506,043
0.375%, 03/15/2023		845,000	1,055,682
2.125%, 08/15/2023		1,945,000	2,646,093
3.750%, 05/29/2020	NZD	1,100,000	815,493
6.000%, 08/20/2020	AUD	2,925,000	2,435,345
Lakeland Bancorp, Inc. (5.125% to
9-30-21, then 3 month LIBOR +
3.970%) 09/30/2026		$405,000	414,619
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		1,100,000	1,141,250
MGIC Investment Corp.
5.750%, 08/15/2023		830,000	869,425
Nordic Investment Bank
1.375%, 07/15/2020	NOK	9,740,000	1,243,730
4.125%, 03/19/2020	NZD	1,740,000	1,298,086
OceanFirst Financial Corp. (5.125% to
9-30-21, then 3 month LIBOR +
3.920%) 09/30/2026		$220,000	225,335
Old Second Bancorp, Inc. (5.750% to
12-31-21, then 3 month LIBOR +
3.850%) 12/31/2026		317,000	329,823
Pacific Continental Corp. (5.875% to
6-30-21, then 3 month LIBOR +
4.715%) 06/30/2026		125,000	128,183
Pinnacle Bank (4.875% to 7-30-20, then
3 month LIBOR + 3.128%)
07/30/2025		365,000	372,841
Pinnacle Financial Partners, Inc. (5.250%
to 11-16-21, then 3 month LIBOR +
3.884%) 11/16/2026 (A)		320,000	328,595

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Radian Group, Inc.
5.250%, 06/15/2020		$945,000	$974,531
Realkredit Danmark A/S
2.000%, 04/01/2018	DKK	10,045,000	1,657,974
Renasant Corp. (5.000% to 9-1-21, then
3 month LIBOR + 3.840%)
09/01/2026		$330,000	337,733
Silver Queen Financial Services, Inc.
(5.500% to 12-1-22, then 3 month
LIBOR + 3.338%) 12/01/2027 (A)		330,000	333,909
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (A)		965,000	969,825
Stifel Financial Corp.
4.250%, 07/18/2024		1,655,000	1,661,894
SunTrust Banks, Inc. (5.050% to
6-15-22, then 3 month LIBOR +
3.102%) 06/15/2022 (C)		1,275,000	1,267,031
Synovus Financial Corp. (5.750% to
12-15-20, then 3 month LIBOR +
4.182%) 12/15/2025		2,775,000	2,882,531
Temasek Financial I, Ltd.
3.265%, 02/19/2020	SGD	1,250,000	973,556
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,223,727
The Goldman Sachs Group, Inc. (3
month LIBOR + 0.750%) 2.556%,
02/23/2023 (B)		$2,270,000	2,261,153
Towne Bank (4.500% to 7-30-22, then 3
month LIBOR + 2.550%) 07/30/2027		635,000	646,730
U.S. Bancorp
0.850%, 06/07/2024	EUR	615,000	751,495
Valley National Bancorp
4.550%, 06/30/2025		$660,000	656,888
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	859,689
Wells Fargo & Company (3 month
BBSW + 1.320%) 3.100%,
07/27/2021 (B)		935,000	727,919
Westpac Banking Corp.
5.000%, 10/21/2019	GBP	375,000	555,862
7.250%, 02/11/2020	AUD	700,000	583,313
WSFS Financial Corp. (4.500% to
6-15-21, then 3 month LIBOR +
3.300%) 06/15/2026		$1,040,000	1,057,976
Zions Bancorporation (5.800% to
6-15-23, then 3 month LIBOR +
3.800%) 06/15/2023 (C)		550,000	550,000
			91,479,421
Health care – 2.0%
AbbVie, Inc.
1.375%, 05/17/2024	EUR	948,000	1,180,064
Allergan Funding SCS
1.250%, 06/01/2024		520,000	630,068
Anthem, Inc.
3.500%, 08/15/2024		$655,000	642,015
HCA Healthcare, Inc.
6.250%, 02/15/2021		1,897,000	1,991,850
HCA, Inc.
4.500%, 02/15/2027		1,285,000	1,240,025
5.000%, 03/15/2024		995,000	1,004,950
7.500%, 02/15/2022		1,165,000	1,280,044
Quintiles IMS, Inc.
4.875%, 05/15/2023 (A)		590,000	601,063
Teva Pharmaceutical Finance
Netherlands II BV
4.500%, 03/01/2025 (A)	EUR	865,000	1,066,718
Teva Pharmaceutical Finance
Netherlands III BV
6.000%, 04/15/2024 (A)		$1,480,000	1,436,702
Thermo Fisher Scientific, Inc.
0.750%, 09/12/2024	EUR	750,000	905,259
			11,978,758
Industrials – 3.6%
AECOM
5.125%, 03/15/2027		$2,655,000	2,565,394
5.875%, 10/15/2024		560,000	585,900
BOC Aviation, Ltd.
2.750%, 09/18/2022 (A)		990,000	946,918
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (C)		1,838,000	1,819,620
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	9,120,000,000	677,343
Lockheed Martin Corp.
3.550%, 01/15/2026		$775,000	768,081
Mexico City Airport Trust
3.875%, 04/30/2028 (A)		3,510,000	3,230,042
4.250%, 10/31/2026 (A)		2,820,000	2,712,840
5.500%, 10/31/2046 to 07/31/2047 (A)		6,020,000	5,491,086
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		920,000	901,600
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)		440,000	440,000
Terex Corp.
5.625%, 02/01/2025 (A)		150,000	150,188
United Rentals North America, Inc.
5.500%, 05/15/2027		1,120,000	1,128,400
			21,417,412
Information technology – 1.9%
Activision Blizzard, Inc.
3.400%, 09/15/2026		855,000	835,075
Citrix Systems, Inc.
4.500%, 12/01/2027		965,000	953,961
First Data Corp.
5.000%, 01/15/2024 (A)		1,425,000	1,425,000
5.375%, 08/15/2023 (A)		805,000	819,088
IBM Corp.
2.750%, 12/21/2020	GBP	1,225,000	1,781,483
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)		$790,000	808,763
Motorola Solutions, Inc.
4.600%, 02/23/2028		640,000	643,784
NetApp, Inc.
3.300%, 09/29/2024		1,085,000	1,054,862
NXP BV
4.625%, 06/01/2023 (A)		1,600,000	1,628,480
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (A)		548,000	576,770
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)		900,000	903,375
			11,430,641
Materials – 3.1%
Ball Corp.
4.000%, 11/15/2023		1,720,000	1,677,000
4.375%, 12/15/2020		820,000	833,325
4.875%, 03/15/2026		1,120,000	1,122,912
5.250%, 07/01/2025		1,960,000	2,018,800

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cemex SAB de CV
6.125%, 05/05/2025 (A)		$1,135,000	$1,180,627
Cleveland-Cliffs, Inc.
5.750%, 03/01/2025 (A)		1,225,000	1,169,875
Crown Americas LLC
4.500%, 01/15/2023		1,860,000	1,846,050
Crown Cork & Seal Company, Inc.
7.375%, 12/15/2026		1,021,000	1,138,415
Ecolab, Inc.
1.000%, 01/15/2024	EUR	330,000	411,298
Sealed Air Corp.
4.875%, 12/01/2022 (A)		$1,190,000	1,201,900
5.125%, 12/01/2024 (A)		965,000	981,791
6.500%, 12/01/2020 (A)		1,390,000	1,473,400
Southern Copper Corp.
3.875%, 04/23/2025		2,040,000	2,051,168
Vedanta Resources PLC
6.375%, 07/30/2022 (A)		1,550,000	1,578,675
			18,685,236
Real estate – 0.9%
Equinix, Inc.
2.875%, 03/15/2024	EUR	705,000	860,696
5.375%, 05/15/2027		$2,005,000	2,035,075
Kennedy-Wilson, Inc.
5.875%, 04/01/2024		1,080,000	1,070,550
5.875%, 04/01/2024 (A)		265,000	262,681
Trust F/1401
5.250%, 12/15/2024 (A)		1,195,000	1,221,888
			5,450,890
Telecommunication services – 0.8%
America Movil SAB de CV
7.125%, 12/09/2024	MXN	15,990,000	821,321
CSC Holdings LLC
5.500%, 04/15/2027 (A)		$595,000	569,713
CyrusOne LP
5.000%, 03/15/2024		685,000	685,856
T-Mobile USA, Inc.
4.750%, 02/01/2028		645,000	620,006
6.500%, 01/15/2026		1,250,000	1,328,125
6.836%, 04/28/2023		985,000	1,019,475
			5,044,496
Utilities – 1.9%
Broadcom Corp.
3.500%, 01/15/2028		1,070,000	1,005,045
Emera US Finance LP
3.550%, 06/15/2026		2,415,000	2,304,902
Emera, Inc. (6.750% to 6-15-26, then 3
month LIBOR + 5.440%) 06/15/2076		1,495,000	1,614,600
Greenko Dutch BV
5.250%, 07/24/2024 (A)		975,000	935,025
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)		1,305,000	1,265,850
4.500%, 09/15/2027 (A)		1,280,000	1,206,400
NRG Energy, Inc.
6.625%, 01/15/2027		1,625,000	1,661,563
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		1,440,000	1,384,507
Southern Gas Networks PLC
4.875%, 12/21/2020	GBP	80,000	121,980
			11,499,872
TOTAL CORPORATE BONDS (Cost
$264,797,116)			$264,008,421

CONVERTIBLE BONDS – 2.7%
Consumer discretionary – 0.6%
DISH Network Corp.
3.375%, 08/15/2026		$430,000	414,176
Liberty Expedia Holdings, Inc.
1.000%, 06/30/2047 (A)		1,177,000	1,136,851
Liberty Media Corp-Liberty Formula
One
1.000%, 01/30/2023		560,000	587,972
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (A)		1,205,000	1,213,051
			3,352,050
Consumer staples – 0.1%
Vector Group, Ltd.
13.538%, 01/15/2019 (B)		510,000	729,297
Financials – 0.2%
Redwood Trust, Inc.
4.625%, 04/15/2018		1,099,000	1,099,000
Health care – 0.9%
Anthem, Inc.
2.750%, 10/15/2042		814,000	2,451,820
Bayer Capital Corp. BV
5.625%, 11/22/2019 (A)	EUR	1,200,000	1,506,661
Danaher Corp.
0.000%, 01/22/2021		$440,000	1,648,019
			5,606,500
Industrials – 0.2%
Air Lease Corp.
3.875%, 12/01/2018		815,000	1,211,308
Information technology – 0.4%
Novellus Systems, Inc.
2.625%, 05/15/2041		145,000	877,672
ON Semiconductor Corp.
1.625%, 10/15/2023 (A)		680,000	930,414
Teradyne, Inc.
1.250%, 12/15/2023		325,000	495,529
			2,303,615
Telecommunication services – 0.1%
Liberty Interactive LLC
1.750%, 09/30/2046 (A)		660,000	731,148
Utilities – 0.2%
NextEra Energy Partners LP
1.500%, 09/15/2020 (A)		1,200,000	1,178,996
TOTAL CONVERTIBLE BONDS (Cost
$13,685,120)			$16,211,914

CAPITAL PREFERRED SECURITIES – 1.8%
Financials – 1.8%
BAC Capital Trust XIII (Greater of 3
month LIBOR + 0.400% or 4.000%)
4.000%, 04/16/2018 (B)(C)		1,605,000	1,384,313
BAC Capital Trust XIV, Series G
(Greater of 3 month LIBOR + 0.400%
or 4.000%) 4.000%,
04/16/2018 (B)(C)		1,115,000	956,113
First Maryland Capital I (3 month
LIBOR + 1.000%) 2.720%,
01/15/2027 (B)		1,046,000	993,700
First Maryland Capital II (3 month
LIBOR + 0.850%) 2.623%,
02/01/2027 (B)		1,220,000	1,159,000
ILFC E-Capital Trust I (1.550% +
highest of 3 month LIBOR, 10 Year
CMT, and 30 Year CMT) 4.640%,
12/21/2065 (A)(B)		1,120,000	1,092,000

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
Mellon Capital IV (Greater of 3 month
LIBOR + 0.565% or 4.000%) 4.000%,
04/30/2018 (B)(C)		$1,515,000	$1,371,545
USB Capital IX (Greater of 3 month
LIBOR + 1.020% or 3.500%) 3.500%,
04/30/2018 (B)(C)		2,381,000	2,150,162
Wachovia Capital Trust III (Greater of 3
month LIBOR + 0.930% or 5.570%)
5.570%, 04/30/2018 (B)(C)		1,387,000	1,381,868
			10,488,701
TOTAL CAPITAL PREFERRED SECURITIES
(Cost $10,338,826)			$10,488,701

TERM LOANS (D) – 9.8%
Consumer discretionary – 3.3%
American Axle & Manufacturing, Inc. (1
month LIBOR + 2.250%) 4.130%,
04/06/2024		1,157,375	1,162,444
CBS Radio, Inc. (3 month LIBOR +
2.750%) 4.623%, 11/17/2024		1,541,138	1,547,240
Cengage Learning, Inc. (1 month LIBOR
+ 4.250%) 6.036%, 06/07/2023		1,365,000	1,239,666
Charter Communications Operating LLC
(1 month LIBOR + 2.000%) 3.880%,
04/30/2025		2,653,350	2,662,186
Cinemark USA, Inc. (1 month LIBOR +
2.000%) 3.750%, 05/09/2022		158,570	158,769
Four Seasons Hotels, Ltd. (1 month
LIBOR + 2.000%) 3.877%,
11/30/2023		2,064,360	2,074,682
Hilton Worldwide Finance LLC (1 month
LIBOR + 2.000%) 3.872%,
10/25/2023		1,224,523	1,230,413
Meredith Corp. (1 month LIBOR +
3.000%) 4.877%, 01/31/2025		945,000	950,198
Neiman Marcus Group, Ltd. LLC
10/25/2020 TBD (E)		1,705,000	1,469,352
New Red Finance, Inc. (1 and 3 month
LIBOR + 2.250%) 4.294%,
02/16/2024		2,935,593	2,936,210
Sinclair Television Group, Inc.
12/12/2024 TBD (E)		1,145,000	1,149,294
The ServiceMaster Company LLC (1
month LIBOR + 2.500%) 4.377%,
11/08/2023		1,861,438	1,866,761
Virgin Media Bristol LLC (1 month
LIBOR + 2.500%) 4.277%,
01/15/2026		1,135,000	1,140,562
			19,587,777
Consumer staples – 1.0%
Aramark Services, Inc. (1 month LIBOR
+ 2.000%)
3.877%, 03/28/2024 to 03/11/2025		1,554,554	1,563,916
Revlon Consumer Products Corp. (1
month LIBOR + 3.500%) 5.377%,
09/07/2023		3,406,354	2,666,903
Spectrum Brands, Inc. (2 and 3 month
LIBOR + 2.000%) 3.856%,
06/23/2022		1,530,415	1,533,093
			5,763,912
Energy – 0.2%
MEG Energy Corp. (3 month LIBOR +
3.500%) 5.810%, 12/31/2023		356,250	356,072
Peabody Energy Corp. (1 month LIBOR
+ 3.500%) 5.377%, 03/31/2022		929,570	930,732
			1,286,804
Financials – 0.1%
USI, Inc. (3 month LIBOR + 3.000%)
5.302%, 05/16/2024		930,325	931,879
Health care – 0.3%
Catalent Pharma Solutions, Inc. (1 month
LIBOR + 2.250%) 4.127%,
05/20/2024		124,251	124,631
Grifols Worldwide Operations USA, Inc.
(1 week LIBOR + 2.250%) 3.986%,
01/31/2025		1,687,950	1,693,638
			1,818,269
Industrials – 0.6%
AECOM (1 month LIBOR + 1.750%)
3.627%, 02/22/2025		1,225,000	1,226,531
American Airlines, Inc. (1 month LIBOR
+ 2.000%) 3.877%, 04/28/2023		1,202,850	1,202,549
RBS Global, Inc. (1 month LIBOR +
2.250%) 4.111%, 08/21/2024		440,744	443,058
StandardAero Aviation Holdings, Inc. (1
month LIBOR + 3.750%) 5.630%,
07/07/2022		363,138	366,032
United Airlines, Inc. (3 month LIBOR +
2.000%) 3.772%, 04/01/2024		445,500	447,264
			3,685,434
Information technology – 2.1%
Altran Technologies SA
01/17/2025 TBD (E)	EUR	420,000	515,822
Ascend Learning LLC (1 month LIBOR
+ 3.000%) 4.877%, 07/12/2024		$532,325	533,656
Avaya, Inc. (1 month LIBOR + 4.750%)
6.536%, 12/15/2024		1,057,350	1,063,958
Dell International LLC (1 month LIBOR
+ 2.000%) 3.880%, 09/07/2023		1,582,037	1,583,350
First Data Corp. (1 month LIBOR +
2.250%) 4.122%, 07/08/2022		2,005,655	2,008,363
Gartner, Inc. (1 month LIBOR +
2.000%) 3.877%, 04/05/2024		757,350	760,667
Project Deep Blue Holdings LLC (3
month LIBOR + 3.250%) 5.061%,
02/12/2025		750,000	752,250
Rackspace Hosting, Inc. (3 month
LIBOR + 3.000%) 4.787%,
11/03/2023		338,296	336,868
RP Crown Parent LLC (1 month LIBOR
+ 3.000%) 4.877%, 10/12/2023		1,681,486	1,689,053
SS&C Technologies Holdings Europe
Sarl
02/28/2025 TBD (E)		275,000	276,232
SS&C Technologies, Inc.
02/28/2025 TBD (E)		785,000	788,517
Uber Technologies, Inc.
06/16/2025 TBD (E)		460,000	461,725
Vantiv LLC (1 month LIBOR + 2.000%)
3.777%, 08/09/2024		920,000	924,434
Zebra Technologies Corp. (3 month
LIBOR + 2.000%) 3.752%,
10/27/2021		1,177,471	1,183,193
			12,878,088

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

		Shares or
		Principal
		Amount	Value
TERM LOANS (D) (continued)
Materials – 0.8%
Berry Global, Inc. (1 month LIBOR +
2.000%)
3.740%, 02/08/2020 to 01/19/2024		$2,955,098	$2,965,349
3.823%, 10/01/2022		447,365	449,324
CROWN Americas LLC
01/29/2025 TBD (E)		255,000	257,190
Crown European Holdings SA
01/18/2025 TBD (E)	EUR	250,000	309,535
HB Fuller Company (1 month LIBOR +
2.250%) 4.072%, 10/20/2024		$761,175	764,509
			4,745,907
Telecommunication services – 1.4%
CenturyLink, Inc. (1 month LIBOR +
2.750%) 4.627%, 01/31/2025		862,838	847,919
Cogeco Communications USA II LP (1
month LIBOR + 2.375%) 4.252%,
01/03/2025		1,195,000	1,195,669
Sable International Finance, Ltd. (1
month LIBOR + 3.250%) 5.127%,
01/30/2026		1,425,000	1,428,563
SBA Senior Finance II LLC (1 week
LIBOR + 2.250%) 3.990%,
03/24/2021		1,959,551	1,963,333
Sprint Communications, Inc. (1 month
LIBOR + 2.500%) 4.438%,
02/02/2024		1,930,500	1,929,689
West Corp. (1 month LIBOR + 4.000%)
5.877%, 10/10/2024		822,500	829,581
			8,194,754
TOTAL TERM LOANS (Cost $58,947,048)			$58,892,824

COLLATERALIZED MORTGAGE
OBLIGATIONS – 5.0%
Commercial and residential – 4.5%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1
3.636%, 04/25/2035 (F)		279,780	284,559
Americold LLC
Series 2010-ARTA, Class D
7.443%, 01/14/2029 (A)		645,000	696,412
BBCMS Mortgage Trust
Series 2018-TALL, Class E (1 month
LIBOR + 2.437%)
4.214%, 03/15/2037 (A)(B)		815,000	812,490
Bear Stearns Adjustable Rate Mortgage
Trust
Series 2004-10, Class 12A3
3.580%, 01/25/2035 (F)		235,099	237,424
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month
LIBOR + 0.700%),
2.572%, 01/25/2035 (B)		143,832	143,794
Series 2004-13, Class A1 (1 month
LIBOR + 0.740%),
2.612%, 11/25/2034 (B)		156,100	156,138
Series 2004-8, Class 1A (1 month
LIBOR + 0.700%),
2.572%, 09/25/2034 (B)		96,192	96,219
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month
LIBOR + 1.951%)
3.601%, 03/15/2037 (A)(B)		1,040,000	1,032,846
BXP Trust
Series 2017-CC, Class C,
3.552%, 08/13/2037 (A)(F)		565,000	550,547
Series 2017-GM, Class D,
3.425%, 06/13/2039 (A)(F)		1,220,000	1,158,489
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (1 month
LIBOR + 2.500%)
4.277%, 05/15/2030 (A)(B)		115,000	115,603
CGDBB Commercial Mortgage Trust
Series 2017-BIO, Class D (1 month
LIBOR + 1.600%)
3.377%, 07/15/2032 (A)(B)		195,000	195,183
Chase Mortgage Finance Trust
Series 2007-A1, Class 2A1
3.677%, 02/25/2037 (F)		92,693	93,516
CLNS Trust
Series 2017-IKPR, Class C (1 month
LIBOR + 1.100%)
2.840%, 06/11/2032 (A)(B)		675,000	675,644
Cold Storage Trust
Series 2017-E3, Class C (1 month
LIBOR + 1.350%)
3.127%, 04/15/2036 (A)(B)		775,000	777,951
Commercial Mortgage Trust (Bank of
America Merrill Lynch/ Deutsche
Bank AG)
Series 2013-WWP, Class D
3.898%, 03/10/2031 (A)		290,000	301,848
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-TWC, Class D (1 month
LIBOR + 2.250%)
3.968%, 02/13/2032 (A)(B)		665,000	667,750
Commercial Mortgage Trust (Deutsche
Bank AG/Morgan Stanley)
Series 2014-PAT, Class E (1 month
LIBOR + 3.150%)
4.868%, 08/13/2027 (A)(B)		361,000	365,190
Core Industrial Trust
Series 2015-CALW, Class F
3.850%, 02/10/2034 (A)(F)		695,000	678,056
Credit Suisse Commercial Mortgage
Trust
Series 2015-GLPB, Class A
3.639%, 11/15/2034 (A)		680,000	694,308
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO,
1.403%, 09/19/2044		2,001,735	69,830
Series 2005-AR2, Class X2 IO,
1.449%, 03/19/2045		3,406,310	108,979
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class EFX
3.382%, 12/15/2034 (A)(F)		800,000	790,344
GRACE Mortgage Trust
Series 2014-GRCE, Class F
3.590%, 06/10/2028 (A)(F)		600,000	589,185
Greenwich Capital Commercial Funding
Corp.
Series 2006-GG7, Class AM
5.736%, 07/10/2038 (F)		31,094	31,095
GS Mortgage Securities Corp. II
Series 2018-CHLL, Class F (1 month
LIBOR + 3.330%)
4.888%, 02/15/2037 (A)(B)		280,000	280,095

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GSR Mortgage Loan Trust
Series 2004-5, Class 2A1
3.786%, 05/25/2034 (F)	$450,011	$457,124
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6,
3.238%, 06/19/2034 (F)	196,057	196,948
Series 2004-7, Class 4A,
3.760%, 11/19/2034 (F)	321,380	329,869
Series 2005-2, Class X IO,
1.471%, 05/19/2035	1,318,726	53,832
Series 2005-9, Class 2A1A (1 month
LIBOR + 0.340%),
2.162%, 06/20/2035 (B)	317,474	310,907
Series 2005-9, Class 2A1C (1 month
LIBOR + 0.450%),
2.272%, 06/20/2035 (B)	215,622	214,606
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (A)	7,729,401	111,831
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	8,127,386	141,203
Series 2007-6, Class ES IO,
0.353%, 08/19/2037 (A)	6,640,323	105,148
IMT Trust
Series 2017-A3, Class EFL (1 month
LIBOR + 2.150%)
3.927%, 06/15/2034 (A)(B)	325,000	325,503
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO,
1.631%, 10/25/2036	5,371,013	286,269
Series 2005-AR18, Class 2X IO,
1.335%, 10/25/2036	12,990,326	181,640
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
3.330%, 12/25/2034 (F)	118,382	119,143
Series 2005-A2, Class A2,
3.525%, 02/25/2035 (F)	250,686	255,885
Series 2005-A8, Class A2A (1 month
LIBOR + 0.270%),
2.142%, 08/25/2036 (B)	1,014,046	990,190
Series 2006-3, Class 2A1,
3.484%, 10/25/2036 (F)	158,657	157,330
Morgan Stanley Capital I Trust
Series 2014-150E, Class F,
4.295%, 09/09/2032 (A)(F)	695,000	669,443
Series 2017-CLS, Class D (1 month
LIBOR + 1.400%),
3.177%, 11/15/2034 (A)(B)	370,000	370,910
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1,
3.588%, 10/25/2034 (F)	259,322	263,999
Series 2004-9, Class 1A,
5.405%, 11/25/2034 (F)	162,589	169,980
MSCG Trust
Series 2016-SNR, Class D
6.550%, 11/15/2034 (A)	405,000	405,159
MSDB Trust
Series 2017-712F, Class B
3.453%, 07/11/2039 (A)(F)	785,000	769,887
Olympic Tower Mortgage Trust
Series 2017-OT, Class A
3.566%, 05/10/2039 (A)	595,000	595,831
One Market Plaza Trust
Series 2017-1MKT, Class D
4.145%, 02/10/2032 (A)	275,000	272,546
Opteum Mortgage Acceptance Corp.
Trust
Series 2005-4, Class 1APT (1 month
LIBOR + 0.310%)
2.182%, 11/25/2035 (B)	161,282	159,804
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.474%, 01/11/2037 (A)(F)	540,000	522,006
SFAVE Commercial Mortgage Securities
Trust
Series 2015-5AVE, Class D
4.388%, 01/05/2043 (A)(F)	635,000	527,511
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6
3.462%, 12/25/2033 (F)	187,486	186,168
Thornburg Mortgage Securities Trust
Series 2007-4, Class 1A1
3.334%, 09/25/2037 (F)	485,962	489,778
Verus Securitization Trust
Series 2018-1, Class A1
2.929%, 02/25/2048 (A)(F)	628,924	628,882
VNDO Trust
Series 2016-350P, Class D
3.903%, 01/10/2035 (A)(F)	999,000	971,936
WaMu Mortgage Pass
Through Certificates
Series 2004-AR14, Class A1,
3.447%, 01/25/2035 (F)	275,029	281,017
Series 2005-AR19, Class A1A2 (1
month LIBOR + 0.290%),
2.162%, 12/25/2045 (B)	366,218	357,866
Series 2005-AR2, Class 2A1B (1
month LIBOR + 0.370%),
1.991%, 01/25/2045 (B)	437,528	429,308
Series 2005-AR2, Class 2A2B (1
month LIBOR + 0.380%),
2.001%, 01/25/2045 (B)	302,242	296,890
Series 2005-AR3, Class A2,
3.644%, 03/25/2035 (F)	270,605	273,614
Series 2005-AR6, Class 2A1A (1
month LIBOR + 0.460%),
2.332%, 04/25/2045 (B)	616,316	605,429
Series 2005-AR8, Class 2AB2 (1
month LIBOR + 0.840%),
2.712%, 07/25/2045 (B)	327,294	324,770
Series 2005-AR8, Class 2AB3 (1
month LIBOR + 0.720%),
2.592%, 07/25/2045 (B)	320,344	315,867
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E
3.550%, 04/16/2035 (A)(F)	380,000	359,861
Wells Fargo Mortgage Backed Securities
Trust
Series 2004-Z, Class 2A1
3.738%, 12/25/2034 (F)	185,720	189,004
Worldwide Plaza Trust
Series 2017-WWP, Class D
3.596%, 11/10/2036 (A)(F)	645,000	609,852
		26,888,241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month
LIBOR + 1.650%),
3.522%, 04/25/2024 (B)	$244,430	$247,996
Series 2015-DNA1, Class M2 (1
month LIBOR + 1.850%),
3.722%, 10/25/2027 (B)	365,000	372,570
Series 2015-DNA1, Class M3 (1
month LIBOR + 3.300%),
5.172%, 10/25/2027 (B)	300,000	333,954
Series 2016-A3, Class M1 (1 month
LIBOR + 0.800%),
2.672%, 03/25/2029 (B)	290,477	291,059
Series 292, Class IO,
3.500%, 11/15/2027	579,685	61,559
Series 304, Class C42 IO,
4.000%, 12/15/2027	739,418	57,489
Federal National Mortgage Association
Series 2012-118, Class AI IO,
3.500%, 11/25/2037	820,925	92,207
Series 2013-39, Class KI IO,
4.000%, 05/25/2028	1,091,730	115,629
Series 2014-C02, Class 1M1 (1 month
LIBOR + 0.950%),
2.822%, 05/25/2024 (B)	70,879	71,094
Series 2014-C03, Class 1M1 (1 month
LIBOR + 0.950%),
2.822%, 10/25/2029 (B)	1,121,737	1,128,054
Series 402, Class 3 IO,
4.000%, 11/25/2039	141,774	28,490
Series 402, Class 4 IO,
4.000%, 10/25/2039	137,032	27,732
Series 402, Class 7 IO,
4.500%, 11/25/2039	151,989	32,771
Series 406, Class 3 IO,
4.000%, 01/25/2041	149,646	31,817
Series 407, Class 4 IO,
4.500%, 03/25/2041	263,544	60,926
Series 407, Class 7 IO,
5.000%, 03/25/2041	632,098	141,930
Series 407, Class 8 IO,
5.000%, 03/25/2041	328,712	73,300
		3,168,577
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,761,062)		$30,056,818

ASSET BACKED SECURITIES – 4.1%
Aames Mortgage Investment Trust
Series 2005-4, Class M2 (1 month
LIBOR + 0.735%)
2.606%, 10/25/2035 (B)	534,163	536,327
Accredited Mortgage Loan Trust
Series 2005-2ACCR, Class M2 (1
month LIBOR + 0.660%)
2.532%, 07/25/2035 (B)	181,276	181,653
Aegis Asset Backed Securities Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.440%)
2.312%, 06/25/2035 (B)	249,325	247,103
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month
LIBOR + 0.240%)
2.112%, 07/25/2036 (A)(B)	559,803	558,021
Chase Issuance Trust
Series 2015-A7, Class A7
1.620%, 07/15/2020	430,000	429,005
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2
4.474%, 03/20/2043 (A)	1,951,758	1,958,956
Coinstar Funding LLC
Series 2017-1A, Class A2
5.216%, 04/25/2047 (A)	1,781,538	1,829,723
DB Master Finance LLC
Series 2015-1A, Class A2II
3.980%, 02/20/2045 (A)	2,609,300	2,631,844
Series 2017-1A, Class A2I
3.629%, 11/20/2047 (A)	518,700	516,371
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, 10/25/2045 (A)	1,871,663	1,947,053
Series 2017-1A, Class A2I (3 month
LIBOR + 1.250%)
2.995%, 07/25/2047 (A)(B)	2,044,725	2,061,655
Driven Brands Funding LLC
Series 2015-1A, Class A2
5.216%, 07/20/2045 (A)	474,088	487,177
First Franklin Mortgage Loan Trust
Series 2005-FF7, Class M2 (1 month
LIBOR + 0.470%)
2.342%, 07/25/2035 (B)	335,151	336,054
FOCUS Brands Funding LLC
Series 2017-1A, Class A2II
5.093%, 04/30/2047 (A)	605,425	624,538
GSAA Home Equity Trust
Series 2005-MTR1, Class A4 (1
month LIBOR + 0.370%)
2.242%, 10/25/2035 (B)	502,549	497,733
Home Equity Asset Trust
Series 2003-1, Class M1 (1 month
LIBOR + 1.500%)
3.372%, 06/25/2033 (B)	151,595	155,185
METAL LLC
Series 2017-1, Class A
4.581%, 10/15/2042 (A)	1,039,636	1,039,732
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (1 month
LIBOR + 0.675%)
2.546%, 03/25/2035 (B)	760,000	759,232
Option One Mortgage Loan Trust
Series 2005-2, Class M1 (1 month
LIBOR + 0.660%)
2.532%, 05/25/2035 (B)	585,095	586,723
RASC Trust
Series 2005-KS7, Class M4 (1 month
LIBOR + 0.870%)
2.742%, 08/25/2035 (B)	340,000	341,991
Saxon Asset Securities Trust
Series 2006-2, Class A3C (1 month
LIBOR + 0.150%)
2.022%, 09/25/2036 (B)	734,653	730,876
Specialty Underwriting & Residential
Finance Trust
Series 2006-BC 1, Class A2D (1
month LIBOR + 0.300%)
2.172%, 12/25/2036 (B)	261,214	261,466
Structured Asset Investment Loan Trust
Series 2005-2, Class M2 (1 month
LIBOR + 0.735%)
2.606%, 03/25/2035 (B)	703,833	704,911

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.970%, 05/25/2046 (A)	$1,787,375	$1,862,516
Towd Point Mortgage Trust
Series 2015-6, Class M2
3.750%, 04/25/2055 (A)(F)	625,000	631,378
Verizon Owner Trust
Series 2017-1A, Class A
2.060%, 09/20/2021 (A)	615,000	608,958
Wendys Funding LLC
Series 2015-1A, Class A2II
4.080%, 06/15/2045 (A)	1,521,000	1,542,568
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 03/15/2048 (A)	533,663	527,173
TOTAL ASSET BACKED SECURITIES (Cost
$24,083,123)		$24,595,922

COMMON STOCKS – 3.2%
Consumer discretionary – 0.0%
Vertis Holdings, Inc. (G)(H)	8,371	0
Financials – 3.1%
American Express Company	6,645	619,846
BankUnited, Inc.	15,724	628,646
Capital One Financial Corp.	14,645	1,403,284
Comerica, Inc.	12,670	1,215,433
Commerce Bancshares, Inc.	20,994	1,257,751
Community Bank System, Inc.	17,366	930,123
Cullen/Frost Bankers, Inc.	13,755	1,458,993
First Republic Bank	7,630	706,614
Glacier Bancorp, Inc.	21,152	811,814
Investors Bancorp, Inc.	33,647	458,945
JPMorgan Chase & Co.	19,204	2,111,864
MB Financial, Inc.	15,567	630,152
Park National Corp.	7,109	737,630
SVB Financial Group (H)	3,464	831,395
Synovus Financial Corp.	37,548	1,875,147
The PNC Financial Services Group, Inc.	11,510	1,740,772
Western Alliance Bancorp (H)	21,085	1,225,249
		18,643,658
Industrials – 0.1%
HC2 Holdings, Inc. (H)	88,710	466,615
TOTAL COMMON STOCKS (Cost $14,564,364)		$19,110,273

PREFERRED SECURITIES – 5.3%
Energy – 0.5%
Hess Corp., 8.000%	16,450	979,762
Kinder Morgan, Inc., 9.750%	72,556	2,255,766
		3,235,528
Financials – 3.0%
First Republic Bank, 5.125%	28,400	708,012
First Republic Bank, 5.500%	22,976	584,280
First Tennessee Bank NA (Greater of 3
month LIBOR + 0.850% or 3.750%),
3.750% (A)(B)	2,315	1,782,550
IBERIABANK Corp. (6.600% to 5-1-26,
then 3 month LIBOR + 4.920%)	11,376	310,451
M&T Bank Corp., Series A, 6.375%	940	958,800
MB Financial, Inc., 6.000%	19,575	491,137
People’s United Financial, Inc. (5.625%
to 12-15-26, then 3 month LIBOR +
4.020%)	48,725	1,273,672
Regions Financial Corp., 6.375%	49,955	1,272,853
Stifel Financial Corp., 5.200%	55,425	1,366,226
SunTrust Banks, Inc. (Greater of 3
month LIBOR + 0.530% or 4.000%),
4.000% (B)	24,525	594,977
The Hartford Financial Services
Group, Inc. (7.875% to 4-15-22, then
3 month LIBOR + 5.596%)	50,575	1,484,376
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%)	32,350	903,536
U.S. Bancorp (Greater of 3 month
LIBOR + 1.020% or 3.500%),
3.500% (B)	2,829	2,602,680
Valley National Bancorp (5.500% to
9-30-22, then 3 month LIBOR +
3.578%)	22,825	589,342
Valley National Bancorp (6.250% to
6-30-25, then 3 month LIBOR +
3.850%)	26,533	732,576
Wells Fargo & Company (5.850% to
9-15-23, then 3 month LIBOR +
3.090%)	27,605	725,735
Wells Fargo & Company (6.625% to
3-15-24, then 3 month LIBOR +
3.690%)	20,076	560,723
Wells Fargo & Company, Series L,
7.500%	368	474,720
Zions Bancorporation (6.950% to
9-15-23, then 3 month LIBOR +
3.890%)	22,575	636,389
		18,053,035
Health care – 0.3%
Becton, Dickinson and Company,
6.125%	28,695	1,676,649
Industrials – 0.3%
Rexnord Corp., 5.750%	24,215	1,556,540
Stanley Black & Decker, Inc., 5.375%	3,200	367,776
		1,924,316
Real estate – 0.3%
Crown Castle International Corp.,
Series A, 6.875%	1,410	1,569,353
Utilities – 0.9%
Dominion Energy, Inc., 6.750%	28,680	1,331,039
NextEra Energy, Inc., 6.123%	45,105	2,600,754
NextEra Energy, Inc., 6.371%	15,015	1,091,891
SCE Trust VI, 5.000%	16,425	371,862
		5,395,546
TOTAL PREFERRED SECURITIES (Cost $31,296,757)		$31,854,427

WARRANTS – 0.4%
JPMorgan Chase & Co. (Expiration
Date: 10-28-18; Strike Price:
$41.97) (H)	9,050	629,428
SunTrust Banks, Inc. (Expiration
Date: 11-14-18; Strike Price:
$44.15) (H)	30,653	611,527
The PNC Financial Services Group, Inc.
(Expiration Date: 12-31-18; Strike
Price: $67.33) (H)	7,800	655,356
Wells Fargo & Company (Expiration
Date: 10-28-18; Strike Price:
$33.76) (H)	20,400	391,680
TOTAL WARRANTS (Cost $1,645,283)		$2,287,991

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS – 0.4%
Calls – 0.2%
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-11-19; Strike
Price: EUR 1.28;
Counterparty: Citibank N.A.) (H)(I)	26,910,000	$627,958
Over the Counter Option on the EUR vs.
USD (Expiration Date: 12-31-18;
Strike Price: EUR 1.28;
Counterparty: U.S. Bank N.A.) (H)(I)	13,960,000	310,647
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-23-19; Strike
Price: EUR 1.28;
Counterparty: Citibank N.A.) (H)(I)	13,470,000	327,737
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-25-19; Strike
Price: EUR 1.34;
Counterparty: Goldman Sachs &
Company) (H)(I)	13,515,000	138,857
Over the Counter Option on the EUR vs.
USD (Expiration Date: 2-1-19; Strike
Price: EUR 1.36;
Counterparty: Goldman Sachs &
Company) (H)(I)	16,998,915	147,690
		1,552,889
Puts – 0.2%
Over the Counter Option on the EUR vs.
JPY (Expiration Date: 9-28-18; Strike
Price: EUR 120.00;
Counterparty: Citibank N.A.) (H)(I)	16,781,035	92,669
Over the Counter Option on the GBP vs.
USD (Expiration Date: 6-29-18; Strike
Price: GBP 1.24;
Counterparty: Goldman Sachs &
Company) (H)(I)	17,235,000	2,152
Over the Counter Option on the USD vs.
CAD (Expiration Date: 2-13-19; Strike
Price: $1.19; Counterparty: Goldman
Sachs & Company) (H)(I)	33,840,000	203,480
Over the Counter Option on the USD vs.
CAD (Expiration Date: 3-20-19; Strike
Price: $1.23; Counterparty: U.S. Bank
NA) (H)(I)	20,107,450	284,963
Over the Counter Option on the USD vs.
CAD (Expiration Date: 3-6-19; Strike
Price: $1.22; Counterparty: Australia
and New Zealand Banking
Group) (H)(I)	20,255,000	216,870
Over the Counter Option on the USD vs.
CAD (Expiration Date: 9-7-18; Strike
Price: $1.25; Counterparty: Goldman
Sachs & Company) (H)(I)	15,330,000	138,323
Over the Counter Option on the USD vs.
JPY (Expiration Date: 9-12-18; Strike
Price: $100.50;
Counterparty: Goldman Sachs &
Company) (H)(I)	16,910,000	146,018
		1,084,475
TOTAL PURCHASED OPTIONS (Cost $3,763,471)		$2,637,364

SHORT-TERM INVESTMENTS – 1.7%
U.S. Government Agency – 1.2%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	$622,000	621,974
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	4,272,000	4,271,858
1.400%, 04/02/2018 *	2,433,000	2,432,905
		7,326,737
Repurchase agreement – 0.5%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $840,163 on
4-2-18, collateralized by $872,800
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $857,034,
including interest)	840,000	$840,000
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $2,007,165 on 4-2-18,
collateralized by $1,995,000
U.S. Treasury Notes, 3.625% due
2-15-20 (valued at $2,052,007,
including interest)	2,007,000	$2,007,000
		2,847,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,173,737)		$10,173,737
Total Investments (Strategic Income Opportunities Trust)
(Cost $594,893,100) – 99.8%		$598,463,352
Other assets and liabilities, net – 0.2%		968,422
TOTAL NET ASSETS – 100.0%		$599,431,774

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $150,839,479 or 25.2% of the fund’s net assets as of 3-31-18.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).

(F)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
2-Year U.S. Treasury Note Futures	169	Long	Jun 2018	$35,933,564	$35,930,985	$(2,579)
10-Year U.S. Treasury Note Futures	314	Short	Jun 2018	(37,733,373)	(38,038,156)	(304,783)
10-Year Ultra U.S. Treasury Bond Futures	71	Short	Jun 2018	(9,106,143)	(9,220,016)	(113,873)
5-Year U.S. Treasury Note Futures	383	Short	Jun 2018	(43,697,228)	(43,838,539)	(141,311)
German Euro BUND Futures	144	Short	Jun 2018	(27,802,380)	(28,248,566)	(446,186)
U.S. Treasury Long Bond Futures	111	Short	Jun 2018	(16,146,158)	(16,275,375)	(129,217)
						$(1,137,949)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	16,565,000	USD	12,896,469	Citibank N.A.	6/20/2018	—	($171,369)
AUD	3,330,000	USD	2,600,214	Standard Chartered Bank	6/20/2018	—	(42,135)
AUD	20,215,000	USD	15,909,098	U.S. Bank	6/20/2018	—	(380,097)
BRL	37,334,369	USD	11,517,621	State Street Bank and Trust Company	6/20/2018	—	(283,857)
CAD	12,121,440	GBP	6,635,000	Citibank N.A.	6/20/2018	$83,567	—
CAD	9,403,873	USD	7,230,000	Bank of Montreal	6/20/2018	79,854	—
CAD	51,439,139	USD	39,971,589	Royal Bank of Canada	6/20/2018	13,277	—
CAD	16,992,233	USD	13,186,667	State Street Bank and Trust Company	6/20/2018	21,801	—
CAD	107,170,764	USD	83,165,000	Toronto Dominion Bank	6/20/2018	141,385	—
CLP	4,065,540,500	USD	6,766,183	Citibank N.A.	6/20/2018	—	(35,477)
EUR	6,690,000	USD	8,358,352	Citibank N.A.	6/20/2018	—	(79,853)
GBP	289,002	USD	408,442	HSBC Bank USA	6/20/2018	—	(1,672)
GBP	6,635,000	USD	9,360,585	State Street Bank and Trust Company	6/20/2018	—	(21,868)
JPY	1,768,368,000	USD	16,625,000	Royal Bank of Canada	6/20/2018	79,998	—
MXN	63,275,622	USD	3,335,000	Citibank N.A.	6/20/2018	103,635	—
MXN	113,910,051	USD	5,985,000	Goldman Sachs Bank USA	6/20/2018	205,300	—
MXN	123,941,948	USD	6,615,000	State Street Bank and Trust Company	6/20/2018	120,470	—
MXN	62,700,190	USD	3,325,000	Toronto Dominion Bank	6/20/2018	82,364	—
NOK	31,915,703	EUR	3,285,000	Citibank N.A.	6/20/2018	16,358	—
NOK	52,895,000	SEK	55,798,768	Citibank N.A.	6/20/2018	43,268	—
NOK	166,520,000	SEK	175,134,080	State Street Bank and Trust Company	6/20/2018	199,731	—
NZD	17,718,351	USD	12,901,879	Australia and New Zealand Banking Group	6/20/2018	—	(100,105)
NZD	8,568,584	USD	6,209,600	Goldman Sachs Bank USA	6/20/2018	—	(18,669)
NZD	7,976,558	USD	5,740,184	HSBC Bank USA	6/20/2018	22,998	—
SEK	36,160,000	EUR	3,597,818	JPMorgan Chase Bank N.A.	6/20/2018	—	(96,657)
SEK	84,080,302	NOK	79,350,000	Citibank N.A.	6/20/2018	—	(19,832)
SEK	29,314,658	NOK	27,565,000	HSBC Bank USA	6/20/2018	5,930	—
SGD	303,800	USD	231,263	State Street Bank and Trust Company	6/20/2018	859	—
USD	3,941,302	AUD	4,990,000	Australia and New Zealand Banking Group	6/20/2018	108,024	—
USD	7,882,260	AUD	9,990,000	Citibank N.A.	6/20/2018	208,022	—
USD	4,037,581	AUD	5,120,000	U.S. Bank	6/20/2018	104,438	—
USD	56,641,667	CAD	73,555,679	Bank of Nova Scotia	6/20/2018	—	(534,914)
USD	13,202,884	CAD	17,066,953	Goldman Sachs Bank USA	6/20/2018	—	(63,664)
USD	10,668,783	CAD	13,694,813	Royal Bank of Canada	6/20/2018	23,478	—
USD	33,008,333	CAD	42,307,560	Toronto Dominion Bank	6/20/2018	121,659	—
USD	23,290,000	CAD	29,895,776	U.S. Bank	6/20/2018	51,303	—

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)

FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	1,698,225	DKK	10,115,000	Citibank N.A.	6/20/2018	$19,072	—
USD	8,308,017	EUR	6,690,000	State Street Bank and Trust Company	6/20/2018	29,518	—
USD	4,658,748	GBP	3,337,045	HSBC Bank USA	6/20/2018	—	($38,119)
USD	16,625,000	JPY	1,755,781,212	HSBC Bank USA	6/20/2018	38,904	—
USD	118,437	JPY	12,586,788	State Street Bank and Trust Company	6/20/2018	—	(465)
USD	12,600,000	MXN	235,477,576	State Street Bank and Trust Company	6/20/2018	—	(196,735)
USD	6,660,000	MXN	124,494,034	Toronto Dominion Bank	6/20/2018	—	(105,473)
USD	30,840,551	NZD	42,408,832	HSBC Bank USA	6/20/2018	199,533	—
USD	5,020,320	SEK	41,115,217	State Street Bank and Trust Company	6/20/2018	68,028	—
USD	1,622,226	SGD	2,130,102	HSBC Bank USA	6/20/2018	—	(5,302)
						$2,192,774	($2,196,263)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Total Bond Market Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 66.5%
U.S. Government – 36.7%
U.S. Treasury Bonds
2.750%, 08/15/2047	$3,000,000	$2,860,921
3.000%, 02/15/2047	20,185,000	20,248,609
4.250%, 05/15/2039 to 11/15/2040	4,610,000	5,603,228
4.375%, 05/15/2041	1,830,000	2,273,505
4.625%, 02/15/2040	5,000,000	6,387,066
4.750%, 02/15/2041	2,000,000	2,606,941
7.875%, 02/15/2021	3,400,000	3,919,848
8.125%, 08/15/2021	1,400,000	1,656,828
8.750%, 08/15/2020	5,750,000	6,598,101
U.S. Treasury Notes
1.250%, 04/30/2019 to 01/31/2020	2,000,000	1,971,776
1.375%, 09/30/2018 to 10/31/2020	31,400,000	30,637,405
1.500%, 01/31/2019 to 03/31/2019	12,200,000	12,131,071
1.625%, 06/30/2019 to 07/31/2020	30,300,000	29,918,781
1.750%, 09/30/2019	7,000,000	6,949,624
2.000%, 11/15/2021	24,650,000	24,248,018
2.000%, 02/15/2022	4,750,000	4,664,678
2.250%, 02/15/2021 to 11/15/2027	23,595,000	22,739,745
2.625%, 02/28/2023	3,000,000	3,008,081
2.750%, 02/15/2019	7,000,000	7,038,008
3.125%, 05/15/2021	13,100,000	13,369,757
		208,831,991
U.S. Government Agency – 29.8%
Federal Home Loan Bank
5.500%, 07/15/2036	190,000	252,849
Federal Home Loan Mortgage Corp.
2.375%, 01/13/2022	1,500,000	1,488,917
2.500%, TBA (A)	3,000,000	2,938,068
2.500%, 04/01/2031	2,284,114	2,243,296
3.000%, TBA (A)	5,000,000	4,876,426
3.000%, 07/01/2032 to 08/01/2046	7,059,580	6,948,675
3.500%, TBA (A)	4,300,000	4,310,431
3.500%, 12/01/2025 to 03/01/2045	4,791,331	4,847,789
3.617%, (12 month LIBOR +
1.868%), 08/01/2037 (B)	588,974	617,443
4.000%, 02/01/2024 to 09/01/2047	5,690,489	5,857,518
4.100%, (12 month LIBOR +
2.100%), 02/01/2037 (B)	65,058	68,479
4.500%, 05/01/2024 to 11/01/2041	2,468,848	2,606,311
5.000%, TBA (A)	2,300,000	2,454,653
5.000%, 06/01/2023 to 10/01/2040	611,096	659,376
5.500%, 02/01/2023 to 01/01/2039	797,196	872,980
6.000%, 10/01/2036 to 10/01/2038	377,164	420,760
6.250%, 07/15/2032	450,000	612,571
6.500%, 01/01/2021 to 09/01/2038	94,163	105,889
6.750%, 09/15/2029	1,200,000	1,623,644
7.000%, 04/01/2029 to 10/01/2038	74,129	84,815
7.500%, 09/01/2030 to 03/01/2032	9,917	11,490
8.000%, 02/01/2030	1,449	1,693
Federal National Mortgage Association
2.500%, TBA (A)	4,000,000	3,919,612

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
2.500%, 05/01/2028	$1,299,556	$1,282,322
2.625%, 09/06/2024	1,000,000	990,736
2.977%, (6 month LIBOR + 1.414%),
07/01/2034 (B)	183,210	186,795
3.000%, TBA (A)	11,400,000	11,121,813
3.000%, 01/01/2027 to 07/01/2046	15,770,522	15,575,551
3.148%, (12 month LIBOR +
1.328%), 01/01/2035 (B)	312,319	317,258
3.170%, (1 Year CMT + 2.185%),
05/01/2036 (B)	93,584	98,896
3.420%, (12 month LIBOR +
1.616%), 09/01/2037 (B)	155,476	161,859
3.500%, TBA (A)	3,000,000	3,006,926
3.500%, 12/01/2025 to 07/01/2046	20,776,151	20,991,378
3.546%, (12 month LIBOR +
1.770%), 04/01/2037 (B)	424,377	444,593
3.637%, (12 month LIBOR +
1.887%), 10/01/2037 (B)	91,179	95,777
4.000%, 08/01/2020 to 11/01/2045	9,189,783	9,498,548
4.500%, 06/01/2018 to 06/01/2041	3,586,544	3,782,928
5.000%, 12/01/2018 to 07/01/2039	1,766,903	1,902,377
5.500%, 08/01/2021 to 11/01/2038	1,033,912	1,126,175
6.000%, 01/01/2021 to 08/01/2038	770,756	852,690
6.500%, 03/01/2022 to 12/01/2037	199,436	224,908
7.000%, 02/01/2031 to 10/01/2038	69,624	79,584
7.125%, 01/15/2030	209,000	292,290
7.250%, 05/15/2030	1,450,000	2,058,848
7.500%, 09/01/2030 to 08/01/2031	23,881	27,610
8.000%, 08/01/2030 to 09/01/2031	6,599	7,708
8.500%, 09/01/2030	1,037	1,230
Financing Corp.
8.600%, 09/26/2019	675,000	736,125
Government National
Mortgage Association
3.000%, TBA (A)	5,000,000	4,925,061
3.000%, 08/15/2043 to 06/20/2047	8,042,671	7,940,617
3.500%, TBA (A)	2,800,000	2,826,540
3.500%, 04/15/2042 to 02/20/2047	17,115,236	17,344,684
4.000%, 11/15/2026 to 09/20/2047	7,769,712	8,036,474
4.500%, 05/15/2019 to 10/20/2040	1,689,102	1,782,206
5.000%, 05/15/2018 to 07/20/2040	1,523,774	1,648,601
5.500%, 08/15/2023 to 09/20/2039	572,228	625,366
6.000%, 07/15/2029 to 10/15/2038	348,221	390,903
6.500%, 05/15/2028 to 12/15/2038	236,605	270,264
7.000%, 08/15/2029 to 05/15/2032	42,119	48,235
7.500%, 08/15/2029 to 01/15/2031	13,499	15,594
8.000%, 04/15/2031	7,904	9,470
8.500%, 09/15/2030	5,289	6,332
Tennessee Valley Authority
3.875%, 02/15/2021	700,000	726,802
		169,285,759
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $382,844,754)		$378,117,750

FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Brazil – 0.3%
Federative Republic of Brazil
4.250%, 01/07/2025 (C)	1,612,000	1,604,746
Canada – 0.3%
Province of British Columbia
6.500%, 01/15/2026	490,000	600,759
Province of Manitoba
9.625%, 12/01/2018	300,000	313,924
Province of Quebec
7.125%, 02/09/2024	150,000	181,606
7.500%, 07/15/2023	410,000	496,494
		1,592,783
Chile – 0.1%
Republic of Chile
3.875%, 08/05/2020	510,000	522,869
Colombia – 0.1%
Republic of Colombia
4.375%, 07/12/2021	550,000	569,250
Israel – 0.2%
Government of Israel
5.125%, 03/26/2019	530,000	535,650
5.500%, 09/18/2023	455,000	516,020
		1,051,670
Italy – 0.0%
Republic of Italy
6.875%, 09/27/2023	300,000	350,280
Mexico – 0.2%
Government of Mexico
6.050%, 01/11/2040	930,000	1,048,575
Panama – 0.1%
Republic of Panama
6.700%, 01/26/2036	370,000	467,125
Peru – 0.1%
Republic of Peru
6.550%, 03/14/2037	250,000	320,000
7.125%, 03/30/2019	120,000	125,280
		445,280
Philippines – 0.2%
Republic of Philippines
4.000%, 01/15/2021	1,000,000	1,023,103
Poland – 0.0%
Republic of Poland
6.375%, 07/15/2019	110,000	115,119
South Africa – 0.1%
Republic of South Africa
5.500%, 03/09/2020	740,000	767,306
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	374,000
6.250%, 09/26/2022	400,000	423,678
		797,678
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$10,346,498)		$10,355,784

CORPORATE BONDS – 26.6%
Consumer discretionary – 2.6%
21st Century Fox America, Inc.
6.650%, 11/15/2037	440,000	572,900
American Honda Finance Corp.
2.150%, 03/13/2020	250,000	246,737
2.450%, 09/24/2020	470,000	465,973
AutoZone, Inc.
3.250%, 04/15/2025	1,000,000	969,218
Brinker International, Inc.
3.875%, 05/15/2023	250,000	238,750
CBS Corp.
4.300%, 02/15/2021	150,000	154,835

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Comcast Corp.
2.350%, 01/15/2027	$455,000	$408,224
3.375%, 02/15/2025	600,000	588,626
5.700%, 07/01/2019	310,000	321,093
6.500%, 11/15/2035	255,000	325,185
Discovery Communications LLC
5.625%, 08/15/2019	154,000	159,292
Ford Motor Credit Company LLC
3.096%, 05/04/2023	280,000	268,986
3.336%, 03/18/2021	1,000,000	993,731
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	284,614
5.250%, 03/01/2026	650,000	686,163
Grupo Televisa SAB
6.625%, 01/15/2040	220,000	252,098
Historic TW, Inc.
7.570%, 02/01/2024	240,000	284,530
Hyatt Hotels Corp.
3.375%, 07/15/2023	250,000	247,591
Lowe’s Companies, Inc.
3.375%, 09/15/2025	460,000	456,110
McDonald’s Corp.
3.625%, 05/20/2021	250,000	254,809
5.000%, 02/01/2019	228,000	232,522
NBCUniversal Media LLC
5.150%, 04/30/2020	230,000	240,037
Newell Brands, Inc.
2.150%, 10/15/2018	250,000	248,647
3.900%, 11/01/2025	250,000	242,245
O’Reilly Automotive, Inc.
4.875%, 01/14/2021	300,000	312,786
TCI Communications, Inc.
7.125%, 02/15/2028	110,000	137,108
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	393,904
3.350%, 09/15/2025	752,000	748,585
4.250%, 04/01/2046	390,000	407,126
5.875%, 12/16/2036	280,000	359,337
The Walt Disney Company
1.500%, 09/17/2018	500,000	497,898
3.150%, 09/17/2025	500,000	491,630
Time Warner Cable LLC
4.125%, 02/15/2021	60,000	60,640
Time Warner Entertainment Company LP
8.375%, 07/15/2033	525,000	682,647
Time Warner, Inc.
4.850%, 07/15/2045	500,000	510,141
7.625%, 04/15/2031	285,000	369,373
Toyota Motor Credit Corp.
3.400%, 09/15/2021	320,000	324,461
Viacom, Inc.
4.500%, 03/01/2021	120,000	124,037
		14,562,589
Consumer staples – 1.5%
Altria Group, Inc.
4.500%, 05/02/2043	500,000	506,066
9.250%, 08/06/2019	105,000	113,808
Anheuser-Busch InBev Finance, Inc.
3.650%, 02/01/2026	800,000	794,765
4.900%, 02/01/2046	500,000	538,332
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/2019	460,000	489,338
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	160,000	169,989
Campbell Soup Company
4.500%, 02/15/2019	300,000	304,143
Conagra Brands, Inc.
9.750%, 03/01/2021	175,000	206,181
CVS Health Corp.
3.875%, 07/20/2025	650,000	644,002
4.125%, 05/15/2021	60,000	61,322
CVS Pass-Through Trust
8.353%, 07/10/2031 (D)	79,024	97,130
Diageo Capital PLC
4.828%, 07/15/2020	95,000	99,012
Edgewell Personal Care Company
4.700%, 05/19/2021	250,000	245,625
General Mills, Inc.
5.650%, 02/15/2019	315,000	322,553
Kellogg Company
4.150%, 11/15/2019	30,000	30,595
Kraft Heinz Foods Company
3.000%, 06/01/2026	495,000	456,620
3.950%, 07/15/2025	600,000	597,035
6.125%, 08/23/2018	66,000	66,912
6.875%, 01/26/2039	40,000	49,315
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	474,523
4.000%, 03/05/2042	270,000	268,085
5.500%, 01/15/2040	280,000	344,198
Philip Morris International, Inc.
3.600%, 11/15/2023	250,000	254,737
4.125%, 05/17/2021	320,000	330,356
Reynolds American, Inc.
3.250%, 11/01/2022	270,000	266,421
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (D)	250,000	249,770
The Coca-Cola Company
3.150%, 11/15/2020	560,000	564,375
Walgreen Company
5.250%, 01/15/2019	84,000	85,589
		8,630,797
Energy – 2.7%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	280,000	335,181
Apache Corp.
3.625%, 02/01/2021	250,000	252,194
BP Capital Markets PLC
2.750%, 05/10/2023	250,000	243,137
Canadian Natural Resources, Ltd.
6.250%, 03/15/2038	290,000	349,695
Cenovus Energy, Inc.
5.700%, 10/15/2019	40,000	41,372
Chevron Corp.
1.961%, 03/03/2020	850,000	837,778
4.950%, 03/03/2019	90,000	91,934
DCP Midstream Operating LP
9.750%, 03/15/2019 (D)	95,000	100,225
Devon Energy Corp.
5.000%, 06/15/2045	485,000	514,614
Devon Financing Company LLC
7.875%, 09/30/2031	170,000	234,219
Enbridge Energy Partners LP
9.875%, 03/01/2019	125,000	132,465
Enbridge, Inc.
3.700%, 07/15/2027	400,000	383,171
Encana Corp.
6.500%, 08/15/2034	270,000	321,076

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP
6.125%, 12/15/2045	$350,000	$362,713
6.500%, 02/01/2042	50,000	53,932
6.700%, 07/01/2018	250,000	252,612
Ensco PLC
4.700%, 03/15/2021 (C)	360,000	354,600
Enterprise Products Operating LLC
4.850%, 08/15/2042	280,000	293,997
6.875%, 03/01/2033	130,000	163,551
EOG Resources, Inc.
4.100%, 02/01/2021	300,000	306,856
Exxon Mobil Corp.
2.397%, 03/06/2022	750,000	735,284
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	705,036
6.375%, 03/01/2041	60,000	67,175
6.500%, 09/01/2039	180,000	205,373
9.000%, 02/01/2019	60,000	62,883
Kinder Morgan, Inc.
5.550%, 06/01/2045	375,000	393,755
Magellan Midstream Partners LP
6.550%, 07/15/2019	180,000	187,788
Marathon Oil Corp.
3.850%, 06/01/2025	500,000	493,777
Nabors Industries, Inc.
9.250%, 01/15/2019	105,000	109,200
Nexen Energy ULC
6.200%, 07/30/2019	120,000	124,499
Noble Holding International, Ltd.
6.050%, 03/01/2041	50,000	33,000
Occidental Petroleum Corp.
4.100%, 02/01/2021	300,000	308,660
ONEOK Partners LP
6.650%, 10/01/2036	268,000	322,574
Petrobras Global Finance BV
4.375%, 05/20/2023	365,000	358,175
5.375%, 01/27/2021	400,000	418,000
6.750%, 01/27/2041	80,000	78,000
8.375%, 12/10/2018	90,000	93,061
Petro-Canada
5.950%, 05/15/2035	235,000	284,476
Petroleos Mexicanos
4.875%, 01/18/2024	500,000	507,250
5.500%, 01/21/2021	320,000	333,120
6.625%, 06/15/2035	230,000	237,631
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,060,803
6.375%, 12/15/2038	90,000	119,348
Southern Natural Gas Company LLC
4.400%, 06/15/2021	250,000	257,171
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	170,000	165,122
The Williams Companies, Inc.
7.875%, 09/01/2021	190,000	213,513
Tosco Corp.
8.125%, 02/15/2030	383,000	526,564
Total Capital SA
4.125%, 01/28/2021	40,000	41,196
4.250%, 12/15/2021	60,000	62,513
TransCanada PipeLines, Ltd.
5.850%, 03/15/2036	405,000	479,265
Valero Energy Corp.
7.500%, 04/15/2032	270,000	353,324
Williams Partners LP
5.250%, 03/15/2020	400,000	414,437
		15,377,295
Financials – 8.6%
AEGON Funding Company LLC
5.750%, 12/15/2020	165,000	175,437
American Express Company
2.650%, 12/02/2022	345,000	333,655
American International Group, Inc.
4.125%, 02/15/2024	550,000	557,888
6.250%, 05/01/2036	430,000	511,424
Asian Development Bank
5.593%, 07/16/2018	590,000	596,036
Bank of America Corp.
2.625%, 10/19/2020	400,000	397,180
3.300%, 01/11/2023	800,000	797,828
6.875%, 11/15/2018	120,000	123,128
4.450%, 03/03/2026	700,000	714,662
7.750%, 05/14/2038	480,000	665,960
Bank of America Corp. (3.004% to
12-20-22, then 3 month LIBOR +
0.790%) 12/20/2023 (D)	386,000	378,484
Bank of America Corp. (3.419% to
12-20-27, then 3 month LIBOR +
1.040%) 12/20/2028 (D)	1,312,000	1,255,865
Bank of America Corp. (3.970% to
3-5-28, then 3 month LIBOR +
1.070%) 03/05/2029	500,000	500,936
Bank of America Corp. (4.443% to
1-20-47, then 3 month LIBOR +
1.990%) 01/20/2048	500,000	521,024
Barclays PLC
4.375%, 01/12/2026	500,000	500,519
Berkshire Hathaway Finance Corp.
4.250%, 01/15/2021	60,000	62,439
5.400%, 05/15/2018	105,000	105,331
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	500,000	487,041
Branch Banking & Trust Company
2.850%, 04/01/2021	500,000	497,832
Capital One Bank USA NA
3.375%, 02/15/2023	360,000	350,701
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,917,220
Citigroup, Inc.
2.350%, 08/02/2021	500,000	485,394
2.400%, 02/18/2020	1,500,000	1,483,508
4.450%, 09/29/2027	500,000	505,578
5.500%, 09/13/2025	400,000	433,492
Citigroup, Inc. (4.281% to 4-24-47, then
3 month LIBOR + 1.839%)
04/24/2048	500,000	503,936
Cooperatieve Rabobank UA
4.500%, 01/11/2021	500,000	518,998
Credit Suisse AG
3.000%, 10/29/2021	750,000	742,444
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021	575,000	574,788
3.750%, 03/26/2025	250,000	244,034
Discover Financial Services
5.200%, 04/27/2022	120,000	125,799
European Bank for Reconstruction &
Development
1.000%, 09/17/2018	500,000	497,420

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
European Investment Bank
1.750%, 06/17/2019	$1,750,000	$1,738,438
2.875%, 09/15/2020	700,000	705,115
GE Capital International Funding
Company Unlimited Company
4.418%, 11/15/2035	822,000	800,699
HSBC Holdings PLC
2.950%, 05/25/2021	575,000	569,141
6.500%, 09/15/2037	660,000	824,749
HSBC USA, Inc.
2.350%, 03/05/2020	1,000,000	986,794
Inter-American Development Bank
1.875%, 03/15/2021	1,100,000	1,079,033
7.000%, 06/15/2025	325,000	403,084
International Bank for Reconstruction &
Development
2.125%, 11/01/2020	1,300,000	1,286,611
International Finance Corp.
0.875%, 06/15/2018	600,000	598,668
Jefferies Group LLC
5.125%, 04/13/2018	330,000	330,185
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	676,503
3.375%, 05/01/2023	500,000	493,484
3.875%, 02/01/2024	1,300,000	1,318,976
4.350%, 08/15/2021	710,000	735,252
6.400%, 05/15/2038	125,000	162,591
JPMorgan Chase & Co. (3.509% to
1-23-28, then 3 month LIBOR +
0.945%) 01/23/2029	500,000	485,003
KeyCorp
5.100%, 03/24/2021	250,000	263,812
KFW
1.000%, 06/11/2018	500,000	499,115
1.875%, 04/01/2019	1,000,000	996,213
Lincoln National Corp.
7.000%, 06/15/2040	150,000	197,013
MetLife, Inc.
4.600%, 05/13/2046	500,000	522,049
6.817%, 08/15/2018	190,000	192,831
Moody’s Corp.
5.500%, 09/01/2020	60,000	63,412
Morgan Stanley
2.650%, 01/27/2020	300,000	298,121
2.800%, 06/16/2020	485,000	481,675
3.700%, 10/23/2024	950,000	944,475
4.100%, 05/22/2023	750,000	759,821
7.300%, 05/13/2019	110,000	115,256
Morgan Stanley (3.772% to 1-24-28,
then 3 month LIBOR + 1.140%)
01/24/2029	550,000	541,103
National Rural Utilities Cooperative
Finance Corp.
10.375%, 11/01/2018	180,000	188,029
Northern Trust Corp.
3.450%, 11/04/2020	300,000	304,908
PartnerRe Finance B LLC
5.500%, 06/01/2020	60,000	62,956
Prudential Financial, Inc.
5.375%, 06/21/2020	280,000	294,353
Reinsurance Group of America, Inc.
5.000%, 06/01/2021	50,000	52,448
Royal Bank of Canada
2.200%, 07/27/2018	600,000	599,426
State Street Corp.
3.100%, 05/15/2023	250,000	248,403
Stifel Financial Corp.
4.250%, 07/18/2024	500,000	502,083
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026	550,000	548,546
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	450,000	443,154
The Bank of Nova Scotia
2.350%, 10/21/2020	400,000	393,834
The Chubb Corp.
5.750%, 05/15/2018	275,000	276,024
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	600,000	587,546
3.500%, 01/23/2025	750,000	735,347
3.625%, 01/22/2023	500,000	501,558
3.750%, 02/25/2026	500,000	490,979
6.125%, 02/15/2033	375,000	449,227
7.500%, 02/15/2019	240,000	249,643
The Hartford Financial Services
Group, Inc.
5.950%, 10/15/2036	170,000	205,197
The PNC Financial Services Group, Inc.
6.700%, 06/10/2019	310,000	323,887
The Toronto-Dominion Bank
1.800%, 07/13/2021	500,000	479,885
The Travelers Companies, Inc.
5.900%, 06/02/2019	310,000	321,194
Thomson Reuters Corp.
4.500%, 05/23/2043	250,000	243,174
Travelers Property Casualty Corp.
7.750%, 04/15/2026	50,000	63,631
U.S. Bancorp
3.000%, 03/15/2022	600,000	596,323
Wells Fargo & Company
5.375%, 02/07/2035	1,500,000	1,732,552
Wells Fargo & Company, Series M
3.450%, 02/13/2023	750,000	739,343
Westpac Banking Corp.
2.000%, 08/19/2021	600,000	577,659
XLIT, Ltd.
5.750%, 10/01/2021	310,000	334,567
		49,181,079
Health care – 2.3%
Abbott Laboratories
2.950%, 03/15/2025	300,000	287,209
3.750%, 11/30/2026	500,000	497,005
AbbVie, Inc.
2.900%, 11/06/2022	500,000	488,250
3.200%, 05/14/2026	716,000	681,061
4.400%, 11/06/2042	260,000	256,107
Aetna, Inc.
3.500%, 11/15/2024	200,000	196,482
Agilent Technologies, Inc.
3.875%, 07/15/2023	250,000	253,529
Allergan Funding SCS
3.800%, 03/15/2025	861,000	845,730
4.750%, 03/15/2045	321,000	314,013
Amgen, Inc.
4.400%, 05/01/2045	260,000	259,181
4.663%, 06/15/2051	159,000	164,244
5.700%, 02/01/2019	450,000	460,883
Anthem, Inc.
4.101%, 03/01/2028	350,000	350,974
4.650%, 08/15/2044	150,000	151,432

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Becton, Dickinson and Company
3.250%, 11/12/2020	$300,000	$299,226
Celgene Corp.
3.875%, 08/15/2025	600,000	594,099
Cigna Corp.
4.000%, 02/15/2022	280,000	284,673
Express Scripts Holding Company
6.125%, 11/15/2041	330,000	391,185
Gilead Sciences, Inc.
3.650%, 03/01/2026	600,000	601,791
4.500%, 04/01/2021	330,000	343,900
GlaxoSmithKline Capital, Inc.
6.375%, 05/15/2038	210,000	276,046
Humana, Inc.
3.850%, 10/01/2024	350,000	351,140
Johnson & Johnson
5.850%, 07/15/2038	285,000	372,072
Laboratory Corp. of America Holdings
4.625%, 11/15/2020	280,000	289,859
Life Technologies Corp.
5.000%, 01/15/2021	310,000	322,353
Medtronic, Inc.
5.600%, 03/15/2019	165,000	169,721
Merck & Company, Inc.
2.750%, 02/10/2025	850,000	818,852
Mylan, Inc.
2.600%, 06/24/2018	250,000	249,770
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	80,000	81,636
Pfizer, Inc.
2.750%, 06/03/2026	713,000	677,146
4.400%, 05/15/2044	264,000	283,422
Pharmacia LLC
6.500%, 12/01/2018	335,000	344,185
Quest Diagnostics, Inc.
4.700%, 03/30/2045	500,000	511,676
Thermo Fisher Scientific, Inc.
4.150%, 02/01/2024	350,000	359,405
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	52,162
5.800%, 03/15/2036	300,000	367,276
		13,247,695
Industrials – 1.8%
3M Company
3.000%, 08/07/2025	330,000	326,924
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	50,000	52,532
4.700%, 10/01/2019	250,000	256,978
Canadian Pacific Railway Company
4.450%, 03/15/2023	300,000	314,317
Caterpillar Financial Services Corp.
1.700%, 06/16/2018	485,000	484,357
Caterpillar, Inc.
3.400%, 05/15/2024	500,000	501,487
CSX Corp.
3.350%, 11/01/2025	420,000	410,349
3.700%, 10/30/2020	270,000	274,608
Emerson Electric Company
2.625%, 12/01/2021	250,000	246,975
4.875%, 10/15/2019	250,000	257,181
FedEx Corp.
3.875%, 08/01/2042	420,000	392,988
8.000%, 01/15/2019	50,000	52,101
Fluor Corp.
3.375%, 09/15/2021	320,000	322,372
General Electric Company
4.500%, 03/11/2044	500,000	491,380
6.750%, 03/15/2032	66,000	81,939
6.875%, 01/10/2039	168,000	217,308
John Deere Capital Corp.
1.700%, 01/15/2020	550,000	539,337
Johnson Controls, Inc.
5.700%, 03/01/2041	150,000	171,228
L3 Technologies, Inc.
4.750%, 07/15/2020	150,000	154,737
Norfolk Southern Corp.
4.837%, 10/01/2041	240,000	261,021
Northrop Grumman Corp.
3.500%, 03/15/2021	150,000	151,734
Pitney Bowes, Inc.
6.250%, 03/15/2019	180,000	184,108
Precision Castparts Corp.
3.250%, 06/15/2025	500,000	495,776
Ryder System, Inc.
2.450%, 11/15/2018	250,000	249,796
Snap-on, Inc.
6.125%, 09/01/2021	310,000	341,219
The Boeing Company
1.650%, 10/30/2020	438,000	426,753
2.600%, 10/30/2025	438,000	417,989
8.750%, 09/15/2031	90,000	133,365
Union Pacific Corp.
3.250%, 08/15/2025	500,000	493,365
3.799%, 10/01/2051	313,000	297,820
4.000%, 02/01/2021	280,000	287,985
4.050%, 11/15/2045	500,000	503,631
United Technologies Corp.
6.125%, 07/15/2038	225,000	277,343
		10,071,003
Information technology – 2.5%
Alphabet, Inc.
3.625%, 05/19/2021	320,000	329,715
Apple, Inc.
2.400%, 05/03/2023	800,000	773,564
2.450%, 08/04/2026	1,060,000	981,984
3.250%, 02/23/2026	500,000	492,672
Applied Materials, Inc.
2.625%, 10/01/2020	470,000	467,153
3.900%, 10/01/2025	470,000	482,479
5.100%, 10/01/2035	470,000	536,720
Automatic Data Processing, Inc.
3.375%, 09/15/2025	752,000	755,518
Baidu, Inc.
3.000%, 06/30/2020	250,000	248,321
4.125%, 06/30/2025	250,000	250,489
Cisco Systems, Inc.
5.900%, 02/15/2039	80,000	104,386
eBay, Inc.
3.250%, 10/15/2020	250,000	250,645
Fiserv, Inc.
2.700%, 06/01/2020	250,000	248,381
HP, Inc.
3.750%, 12/01/2020	49,000	49,742
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,108,596
4.000%, 06/20/2042	210,000	213,035
5.600%, 11/30/2039	21,000	26,071
Intel Corp.
2.700%, 12/15/2022	690,000	679,778

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Leidos Holdings, Inc.
4.450%, 12/01/2020	$300,000	$304,500
Microsoft Corp.
2.000%, 11/03/2020	438,000	430,648
3.125%, 11/03/2025	438,000	432,333
3.750%, 05/01/2043	500,000	494,721
4.450%, 11/03/2045	438,000	484,020
Oracle Corp.
2.400%, 09/15/2023	435,000	416,491
2.650%, 07/15/2026	310,000	289,666
2.950%, 05/15/2025	550,000	532,304
4.125%, 05/15/2045	500,000	503,176
QUALCOMM, Inc.
3.450%, 05/20/2025	500,000	487,954
The Western Union Company
3.650%, 08/22/2018	100,000	100,350
Visa, Inc.
2.200%, 12/14/2020	463,000	455,848
3.150%, 12/14/2025	463,000	453,841
4.300%, 12/14/2045	463,000	495,540
Xerox Corp.
6.750%, 12/15/2039	60,000	63,979
		13,944,620
Materials – 0.9%
Agrium, Inc.
6.750%, 01/15/2019	350,000	360,465
Barrick North America Finance LLC
4.400%, 05/30/2021	61,000	63,000
E.I. du Pont de Nemours & Company
3.625%, 01/15/2021	180,000	183,079
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	500,000	483,200
Monsanto Company
2.850%, 04/15/2025	300,000	284,286
Newmont Mining Corp.
4.875%, 03/15/2042	270,000	283,493
Potash Corp. of Saskatchewan, Inc.
5.625%, 12/01/2040	150,000	172,978
PPG Industries, Inc.
3.600%, 11/15/2020	300,000	305,228
Praxair, Inc.
2.450%, 02/15/2022	240,000	235,136
Rio Tinto Alcan, Inc.
6.125%, 12/15/2033	100,000	123,910
Rio Tinto Finance USA PLC
4.750%, 03/22/2042	270,000	298,722
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	485,000	493,040
5.200%, 11/02/2040	250,000	291,023
Teck Resources, Ltd.
4.500%, 01/15/2021	70,000	70,438
6.250%, 07/15/2041	270,000	286,200
The Dow Chemical Company
4.375%, 11/15/2042	590,000	586,399
9.400%, 05/15/2039	130,000	209,160
Vale Overseas, Ltd.
6.875%, 11/10/2039	350,000	414,750
		5,144,507
Real estate – 0.6%
Boston Properties LP
4.125%, 05/15/2021	300,000	307,660
Crown Castle International Corp.
3.700%, 06/15/2026	400,000	384,708
Essex Portfolio LP
5.200%, 03/15/2021	60,000	63,088
HCP, Inc.
3.875%, 08/15/2024	400,000	396,402
Kimco Realty Corp.
6.875%, 10/01/2019	60,000	63,405
Simon Property Group LP
3.375%, 06/15/2027 (C)	500,000	484,446
3.500%, 09/01/2025	441,500	436,866
SL Green Operating Partnership LP
3.250%, 10/15/2022	500,000	487,479
Ventas Realty LP
4.750%, 06/01/2021	60,000	62,419
Welltower, Inc.
4.950%, 01/15/2021	320,000	333,208
Weyerhaeuser Company
4.700%, 03/15/2021	150,000	155,891
		3,175,572
Telecommunication services – 1.3%
America Movil SAB de CV
3.125%, 07/16/2022	500,000	491,499
5.000%, 03/30/2020	61,000	63,038
AT&T, Inc.
3.000%, 02/15/2022	500,000	493,687
4.125%, 02/17/2026	575,000	576,066
4.300%, 12/15/2042	20,000	18,535
4.500%, 03/09/2048	500,000	461,543
4.750%, 05/15/2046	900,000	872,645
5.150%, 03/15/2042	50,000	51,434
6.375%, 03/01/2041	360,000	417,529
British Telecommunications PLC
9.125%, 12/15/2030	190,000	277,413
Deutsche Telekom International Finance
BV
8.750%, 06/15/2030	146,000	206,295
Telefonica Emisiones SAU
7.045%, 06/20/2036	230,000	291,418
Telefonica Europe BV
8.250%, 09/15/2030	350,000	473,555
Verizon Communications, Inc.
2.625%, 02/21/2020	517,000	514,507
4.272%, 01/15/2036	458,000	437,833
4.522%, 09/15/2048	760,000	730,978
4.600%, 04/01/2021	650,000	677,469
Vodafone Group PLC
4.375%, 03/16/2021	110,000	113,686
5.450%, 06/10/2019	320,000	329,965
		7,499,095
Utilities – 1.8%
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	533,545
6.125%, 04/01/2036	436,000	554,940
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	246,000	253,752
Consolidated Edison Company of New
York, Inc.
7.125%, 12/01/2018	295,000	303,120
Dominion Energy, Inc.
3.900%, 10/01/2025	242,000	241,509
5.200%, 08/15/2019	110,000	113,424
Duke Energy Carolinas LLC
6.000%, 01/15/2038	200,000	254,127
7.000%, 11/15/2018	290,000	297,256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp.
3.750%, 04/15/2024	$500,000	$500,113
4.800%, 12/15/2045	500,000	536,813
Entergy Corp.
5.125%, 09/15/2020	310,000	322,729
Entergy Texas, Inc.
7.125%, 02/01/2019	50,000	51,633
Exelon Corp.
3.400%, 04/15/2026	542,000	523,049
5.150%, 12/01/2020	310,000	322,672
Exelon Generation Company LLC
6.250%, 10/01/2039	160,000	174,262
Florida Power & Light Company
5.650%, 02/01/2037	290,000	361,306
Georgia Power Company
5.950%, 02/01/2039	335,000	418,212
Hydro-Quebec
8.400%, 01/15/2022	250,000	293,606
Indiana Michigan Power Company
6.050%, 03/15/2037	187,000	234,631
NiSource, Inc.
6.800%, 01/15/2019	59,000	60,786
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	188,000	277,299
Pacific Gas & Electric Company
3.500%, 10/01/2020	60,000	60,396
6.050%, 03/01/2034	454,000	540,502
PacifiCorp
6.000%, 01/15/2039	335,000	432,526
Pennsylvania Electric Company
5.200%, 04/01/2020	300,000	310,172
PPL Capital Funding, Inc.
3.400%, 06/01/2023	250,000	248,386
PPL WEM, Ltd.
5.375%, 05/01/2021 (D)	60,000	62,890
Progress Energy, Inc.
4.400%, 01/15/2021	305,000	313,327
7.050%, 03/15/2019	50,000	51,886
Public Service Electric & Gas Company
3.000%, 05/15/2025	250,000	244,272
San Diego Gas & Electric Company
6.125%, 09/15/2037	202,000	260,419
Southern California Edison Company
5.350%, 07/15/2035	130,000	151,284
The Southern Company
3.250%, 07/01/2026	572,000	543,192
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,370
8.875%, 11/15/2038	190,000	310,760
		10,209,166
TOTAL CORPORATE BONDS (Cost
$144,112,018)		$151,043,418

MUNICIPAL BONDS – 0.8%
Bay Area Toll Authority (California)
6.907%, 10/01/2050	50,000	74,766
Illinois State Toll Highway Authority
6.184%, 01/01/2034	150,000	190,572
Maryland State Transportation Authority
5.888%, 07/01/2043	60,000	77,561
Metropolitan Washington Airports
Authority Dulles Toll Road
7.462%, 10/01/2046	40,000	59,261
New Jersey Turnpike Authority
7.102%, 01/01/2041	90,000	128,825
New York State Dormitory Authority
5.628%, 03/15/2039	340,000	411,563
New York State Urban Development
Corp.
5.770%, 03/15/2039	300,000	358,890
North Carolina Turnpike Authority
6.700%, 01/01/2039	60,000	61,870
State of California
7.300%, 10/01/2039	400,000	583,340
7.500%, 04/01/2034	80,000	115,392
State of Illinois, GO
5.100%, 06/01/2033	115,000	107,793
7.350%, 07/01/2035	280,000	305,612
State of Texas
5.517%, 04/01/2039	260,000	333,180
State of Utah
3.539%, 07/01/2025	390,000	398,853
4.554%, 07/01/2024	260,000	276,112
State of Washington
5.481%, 08/01/2039	260,000	319,101
Texas Transportation Commission State
Highway Fund
5.178%, 04/01/2030	310,000	362,833
University of California
5.770%, 05/15/2043	320,000	408,230
TOTAL MUNICIPAL BONDS (Cost $3,855,169)		$4,573,754

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.8%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage
Trust
Series 2015-UBS7, Class A4
3.705%, 09/15/2048	145,000	147,001
BANK
Series 2017-BNK6, Class A4
3.254%, 07/15/2060	2,000,000	1,966,076
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	500,000	492,357
Series 2012-CR5, Class A4,
2.771%, 12/10/2045	179,000	175,600
Series 2014-CR14, Class A3,
3.955%, 02/10/2047	1,000,000	1,033,819
Series 2014-CR21, Class A3,
3.528%, 12/10/2047	700,000	705,413
GS Mortgage Securities Trust
Series 2016-GS4, Class A3,
3.178%, 11/10/2049	3,000,000	2,934,743
Series 2017-GS5, Class A3,
3.409%, 03/10/2050	3,000,000	2,974,984
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C14, Class A4
4.133%, 08/15/2046 (E)	400,000	417,226
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-C16, Class A4
4.166%, 12/15/2046	500,000	520,809
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class A4
2.918%, 02/15/2046	240,000	236,811

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Morgan Stanley Capital I Trust
Series 2011-C1, Class A4
5.033%, 09/15/2047 (D)(E)	$190,000	$197,046
		11,801,885
U.S. Government Agency – 0.7%
Federal Home Loan Mortgage Corp.
Series K005, Class A2,
4.317%, 11/25/2019	700,000	716,548
Series K013, Class A2,
3.974%, 01/25/2021 (E)	700,000	720,208
Series K041, Class A2,
3.171%, 10/25/2024	700,000	705,347
Series K047, Class A2,
3.329%, 05/25/2025 (E)	700,000	711,166
Series K050, Class A2,
3.334%, 08/25/2025 (E)	700,000	710,689
Series K712, Class A2,
1.869%, 11/25/2019	675,895	669,076
		4,233,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,722,469)		$16,034,919

ASSET BACKED SECURITIES – 0.0%
Ally Auto Receivables Trust
Series 2015-1, Class A3
1.390%, 09/16/2019	69,217	69,116
TOTAL ASSET BACKED SECURITIES (Cost
$69,282)		$69,116

SECURITIES LENDING COLLATERAL – 0.4%
John Hancock Collateral Trust,
1.8276% (F)(G)	223,549	2,235,892
TOTAL SECURITIES LENDING COLLATERAL (Cost
$2,236,186)		$2,235,892

SHORT-TERM INVESTMENTS – 8.9%
Money market funds – 8.9%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.5812% (F)	50,847,891	50,847,891
TOTAL SHORT-TERM INVESTMENTS (Cost $50,847,891)		$50,847,891
Total Investments (Total Bond Market Trust)
(Cost $611,034,267) – 107.8%		$613,278,524
Other assets and liabilities, net – (7.8%)		(44,636,401)
TOTAL NET ASSETS – 100.0%		$568,642,123

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $2,191,863.
(D)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(E)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(F)	The rate shown is the annualized seven-day yield as of 3-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Total Stock Market Index Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 13.2%
Auto components – 0.3%
Adient PLC	2,330	$139,241
ADOMANI, Inc. (A)	1,883	2,222
American Axle & Manufacturing
Holdings, Inc. (A)	2,564	39,024
Autoliv, Inc. (B)	2,194	320,192
BorgWarner, Inc.	5,309	266,671
Cooper Tire & Rubber Company	1,198	35,101
Dana, Inc.	3,682	94,848
Dorman Products, Inc. (A)	834	55,219
Fox Factory Holding Corp. (A)	1,019	35,563
Gentex Corp.	7,411	170,601
Gentherm, Inc. (A)	1,021	34,663
Horizon Global Corp. (A)	693	5,710
LCI Industries	621	64,677
Lear Corp.	1,717	319,517
Modine Manufacturing Company (A)	1,377	29,124
Motorcar Parts of America, Inc. (A)	518	11,101
Shiloh Industries, Inc. (A)	768	6,682
Standard Motor Products, Inc.	472	22,453
Stoneridge, Inc. (A)	780	21,528
Strattec Security Corp.	18	654
Superior Industries International, Inc.	698	9,283
Tenneco, Inc.	1,320	72,428
The Goodyear Tire & Rubber Company	6,384	169,687
Tower International, Inc.	572	15,873
Visteon Corp. (A)	782	86,208
VOXX International Corp. (A)	1,157	5,727
		2,033,997
Automobiles – 0.5%
Ford Motor Company	101,382	1,123,313
General Motors Company	36,244	1,317,107
Harley-Davidson, Inc.	4,339	186,056
Tesla, Inc. (A)(B)	4,291	1,141,964
Thor Industries, Inc.	1,370	157,783
Winnebago Industries, Inc.	850	31,960
		3,958,183
Distributors – 0.1%
Core-Mark Holding Company, Inc.	1,276	27,128
Funko, Inc., Class A (A)	1,206	9,901
Genuine Parts Company	3,744	336,361
LKQ Corp. (A)	7,875	298,856
Pool Corp.	1,008	147,390
Weyco Group, Inc.	306	10,282
		829,918
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	1,497	71,182
American Public Education, Inc. (A)	452	19,436
Ascent Capital Group, Inc., Class A (A)	601	2,212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Bridgepoint Education, Inc. (A)	803	$5,412
Bright Horizons Family
Solutions, Inc. (A)	1,530	152,572
Capella Education Company	320	27,952
Career Education Corp. (A)	1,900	24,966
Carriage Services, Inc.	454	12,558
Chegg, Inc. (A)	2,880	59,501
Collectors Universe, Inc.	319	5,011
Graham Holdings Company, Class B	140	84,315
Grand Canyon Education, Inc. (A)	1,227	128,737
H&R Block, Inc.	5,406	137,366
Houghton Mifflin Harcourt Company (A)	3,437	23,887
ITT Educational Services, Inc. (A)	608	1
K12, Inc. (A)	1,107	15,697
Laureate Education, Inc., Class A (A)	4,617	63,484
Regis Corp. (A)	1,290	19,518
Service Corp. International	4,691	177,038
ServiceMaster Global Holdings, Inc. (A)	3,475	176,704
Sotheby’s (A)	1,279	65,625
StoneMor Partners LP	1,314	8,160
Strayer Education, Inc.	223	22,534
Weight Watchers International, Inc. (A)	1,634	104,118
		1,407,986
Hotels, restaurants and leisure – 2.2%
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	6,323	250,138
Biglari Holdings, Inc. (A)	58	23,688
BJ’s Restaurants, Inc.	588	26,401
Bloomin’ Brands, Inc.	2,203	53,489
Bluegreen Vacations Corp. (B)	1,967	41,641
Bojangles’, Inc. (A)	1,044	14,459
Boyd Gaming Corp. (B)	2,876	91,629
Brinker International, Inc.	1,146	41,371
Caesars Entertainment Corp. (A)	17,999	202,489
Carnival Corp.	13,687	897,593
Carrols Restaurant Group, Inc. (A)	1,021	11,435
Cedar Fair LP (B)	1,469	93,840
Century Casinos, Inc. (A)	941	7,020
Chipotle Mexican Grill, Inc. (A)(B)	721	232,962
Choice Hotels International, Inc.	1,456	116,698
Churchill Downs, Inc.	390	95,180
Chuy’s Holdings, Inc. (A)	463	12,131
Cracker Barrel Old Country
Store, Inc. (B)	604	96,157
Darden Restaurants, Inc.	3,147	268,282
Dave & Buster’s Entertainment, Inc. (A)	1,124	46,916
Del Frisco’s Restaurant Group, Inc. (A)	625	9,531
Denny’s Corp. (A)	1,378	21,263
Dine Brands Global, Inc.	499	32,724
Domino’s Pizza, Inc.	1,106	258,317
Drive Shack, Inc. (A)	2,101	10,043
Dunkin’ Brands Group, Inc. (B)	2,341	139,734
El Pollo Loco Holdings, Inc. (A)	1,113	10,574
Empire Resorts, Inc. (A)	878	15,146
Extended Stay America, Inc.	4,854	95,964
Fiesta Restaurant Group, Inc. (A)	753	13,931
Fogo De Chao, Inc. (A)	800	12,600
Golden Entertainment, Inc. (A)	617	14,333
Hilton Grand Vacations, Inc. (A)	2,518	108,324
Hilton Worldwide Holdings, Inc.	8,176	643,942
Hyatt Hotels Corp., Class A	3,068	233,966
ILG, Inc.	3,142	97,748
Inspired Entertainment, Inc. (A)	637	3,504
International Speedway Corp., Class A	1,065	46,967
J Alexander’s Holdings, Inc. (A)	735	8,416
Jack in the Box, Inc.	716	61,096
Las Vegas Sands Corp.	20,187	1,451,445
Marriott International, Inc., Class A	9,309	1,265,838
Marriott Vacations Worldwide Corp.	678	90,310
McDonald’s Corp.	20,367	3,184,991
MGM Resorts International	14,459	506,354
Monarch Casino & Resort, Inc. (A)	484	20,468
Nathan’s Famous, Inc.	120	8,868
Noodles & Company (A)	483	3,647
Norwegian Cruise Line
Holdings, Ltd. (A)	5,777	306,008
Papa John’s International, Inc. (B)	860	49,278
Penn National Gaming, Inc. (A)	2,283	59,952
Pinnacle Entertainment, Inc. (A)	1,616	48,722
Planet Fitness, Inc., Class A (A)	2,442	92,234
Potbelly Corp. (A)	696	8,387
RCI Hospitality Holdings, Inc.	282	8,006
Red Lion Hotels Corp. (A)	891	8,687
Red Robin Gourmet Burgers, Inc. (A)	348	20,184
Red Rock Resorts, Inc., Class A	2,945	86,230
Restaurant Brands International LP	82	4,651
Royal Caribbean Cruises, Ltd.	5,469	643,920
Ruth’s Hospitality Group, Inc.	825	20,171
Scientific Games Corp. (A)	2,295	95,472
SeaWorld Entertainment, Inc. (A)(B)	2,060	30,550
Shake Shack, Inc., Class A (A)(B)	1,005	41,838
Six Flags Entertainment Corp.	2,125	132,303
Sonic Corp. (B)	1,152	29,065
Speedway Motorsports, Inc.	1,148	20,457
Starbucks Corp.	36,340	2,103,723
Texas Roadhouse, Inc.	1,791	103,484
The Cheesecake Factory, Inc. (B)	1,116	53,814
The Habit Restaurants, Inc.,
Class A (A)(B)	714	6,283
The Marcus Corp.	791	24,007
The Wendy’s Company	6,187	108,582
Town Sports International
Holdings, Inc. (A)	1,108	8,421
Vail Resorts, Inc.	1,020	226,134
Wingstop, Inc.	647	30,558
Wyndham Worldwide Corp.	2,587	296,030
Wynn Resorts, Ltd.	2,625	478,695
Yum! Brands, Inc.	8,618	733,650
Zoe’s Kitchen, Inc. (A)(B)	652	9,415
		16,882,503
Household durables – 0.5%
AV Homes, Inc. (A)	640	11,872
Bassett Furniture Industries, Inc.	298	9,044
Beazer Homes USA, Inc. (A)	924	14,738
Cavco Industries, Inc. (A)	196	34,055
Century Communities, Inc. (A)	749	22,433
CSS Industries, Inc.	262	4,585
D.R. Horton, Inc.	9,556	418,935
Ethan Allen Interiors, Inc.	740	16,983
Flexsteel Industries, Inc.	230	9,103
GoPro, Inc., Class A (A)(B)	3,979	19,059
Green Brick Partners, Inc. (A)	1,360	14,824
Hamilton Beach Brands Holding
Company, Class A	354	7,512
Hamilton Beach Brands Holding
Company, Class B	241	5,114
Helen of Troy, Ltd. (A)	668	58,116
Hooker Furniture Corp.	321	11,781
Hovnanian Enterprises, Inc., Class A (A)	4,195	7,677
Installed Building Products, Inc. (A)	869	52,183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
iRobot Corp. (A)	754	$48,399
KB Home	2,322	66,061
La-Z-Boy, Inc.	1,316	39,414
Leggett & Platt, Inc.	3,287	145,811
Lennar Corp., A Shares	8,656	510,185
Lennar Corp., B Shares	177	8,441
Libbey, Inc.	811	3,966
Lifetime Brands, Inc.	408	5,059
M/I Homes, Inc. (A)	682	21,722
MDC Holdings, Inc.	1,276	35,626
Meritage Homes Corp. (A)	1,102	49,866
Mohawk Industries, Inc. (A)	1,894	439,825
Newell Brands, Inc.	12,490	318,245
NVR, Inc. (A)	94	263,200
PICO Holdings, Inc. (A)	659	7,546
PulteGroup, Inc.	7,418	218,757
Roku, Inc. (A)	2,508	77,999
Skyline Corp. (A)	372	8,184
Taylor Morrison Home Corp.,
Class A (A)	2,943	68,513
Tempur Sealy International, Inc. (A)(B)	1,354	61,323
The New Home Company, Inc. (A)	680	7,534
Toll Brothers, Inc.	3,947	170,708
TopBuild Corp. (A)	858	65,654
TRI Pointe Group, Inc. (A)	3,712	60,988
Tupperware Brands Corp.	1,242	60,088
Universal Electronics, Inc. (A)	411	21,393
Whirlpool Corp.	1,829	280,038
William Lyon Homes, Class A (A)	866	23,806
ZAGG, Inc. (A)	759	9,260
		3,815,625
Internet and direct marketing retail – 3.3%
1-800-Flowers.com, Inc., Class A (A)	1,804	21,287
Amazon.com, Inc. (A)	12,303	17,806,624
Blue Apron Holdings, Inc.,
Class A (A)(B)	5,231	10,462
Booking Holdings, Inc. (A)	1,245	2,590,086
Duluth Holdings, Inc., Class B (A)(B)	791	14,815
Expedia Group, Inc.	3,890	429,495
Gaia, Inc. (A)	625	9,688
Groupon, Inc. (A)(B)	13,736	59,614
Lands’ End, Inc. (A)(B)	910	21,249
Liberty Expedia Holdings, Inc.,
Series A (A)	1,329	52,203
Liberty Interactive Corp., Series A (A)	13,144	330,834
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	2,003	21,532
Netflix, Inc. (A)	11,046	3,262,436
Nutrisystem, Inc.	811	21,856
Overstock.com, Inc. (A)(B)	682	24,723
PetMed Express, Inc. (B)	556	23,213
Shutterfly, Inc. (A)	806	65,488
Stitch Fix, Inc., Class A (A)(B)	2,477	50,234
TripAdvisor, Inc. (A)(B)	3,215	131,461
Wayfair, Inc., Class A (A)	2,259	152,550
		25,099,850
Leisure products – 0.1%
Acushnet Holdings Corp.	2,053	47,404
American Outdoor Brands Corp. (A)	1,471	15,181
Brunswick Corp.	2,263	134,400
Callaway Golf Company	2,559	41,865
Clarus Corp. (A)	1,048	7,074
Escalade, Inc.	562	7,699
Hasbro, Inc.	3,161	266,472
Johnson Outdoors, Inc., Class A	271	16,802
Malibu Boats, Inc., Class A (A)	547	18,166
Marine Products Corp.	951	13,324
Mattel, Inc. (B)	8,959	117,811
MCBC Holdings, Inc. (A)	506	12,751
Nautilus, Inc. (A)	835	11,231
Polaris Industries, Inc.	1,566	179,338
Sturm Ruger & Company, Inc. (B)	478	25,095
Vista Outdoor, Inc. (A)	1,584	25,851
		940,464
Media – 2.7%
Altice USA, Inc., Class A (A)(B)	18,824	347,868
AMC Entertainment Holdings, Inc.,
Class A (B)	3,117	43,794
AMC Networks, Inc., Class A (A)	1,604	82,927
Beasley Broadcast Group, Inc., Class A	797	9,006
Cable One, Inc.	145	99,631
CBS Corp., Class B	10,206	524,486
Charter Communications, Inc.,
Class A (A)	6,347	1,975,313
Cinemark Holdings, Inc.	2,991	112,671
Clear Channel Outdoor Holdings, Inc.,
Class A	9,421	46,163
Comcast Corp., Class A	119,316	4,077,028
Discovery Communications, Inc.,
Series A (A)(B)	9,566	204,999
Discovery Communications, Inc.,
Series C (A)	3,548	69,257
DISH Network Corp., Class A (A)	11,902	450,967
Emerald Expositions Events, Inc.	1,991	38,785
Entercom Communications Corp.,
Class A (B)	1,117	10,779
Entravision Communications Corp.,
Class A	2,537	11,924
Gannett Company, Inc.	3,172	31,657
GCI Liberty, Inc., Class A (A)	2,709	143,198
Global Eagle Entertainment, Inc. (A)(B)	2,583	3,797
Gray Television, Inc. (A)	1,979	25,133
Hemisphere Media Group, Inc. (A)	1,208	13,590
John Wiley & Sons, Inc., Class A	1,493	95,104
Lee Enterprises, Inc. (A)	44	86
Liberty Broadband Corp., Series A (A)	4,636	393,133
Liberty Media Corp.-Liberty Braves,
Class A (A)	1,032	23,457
Liberty Media Corp.-Liberty Formula
One, Series A (A)	6,001	175,769
Liberty Media Corp.-Liberty SiriusXM,
Series A (A)	8,588	352,967
Lions Gate Entertainment Corp., Class B	5,304	127,720
Live Nation Entertainment, Inc. (A)	5,296	223,173
Loral Space & Communications, Inc. (A)	594	24,740
Media General, Inc. (A)(C)	3,256	313
Meredith Corp.	1,079	58,050
MSG Networks, Inc., Class A (A)	1,826	41,268
National CineMedia, Inc.	1,815	9,420
New Media Investment Group, Inc.	1,502	25,744
News Corp., Class A	15,027	237,427
Nexstar Media Group, Inc., Class A	1,172	77,938
Omnicom Group, Inc.	5,876	427,009
Reading International, Inc., Class A (A)	725	12,071
Saga Communications, Inc., Class A	170	6,333
Salem Media Group, Inc.	1,184	4,262
Scholastic Corp.	984	38,219
Sinclair Broadcast Group, Inc., Class A	2,606	81,568
Sirius XM Holdings, Inc. (B)	117,352	732,276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
TEGNA, Inc.	5,315	$60,538
The EW Scripps Company, Class A	2,273	27,253
The Interpublic Group of
Companies, Inc.	9,882	227,582
The Madison Square Garden Company,
Class A (A)	615	151,167
The New York Times Company, Class A	4,013	96,713
The Walt Disney Company	38,559	3,872,866
Time Warner, Inc.	19,879	1,880,156
Townsquare Media Inc., Class A	744	5,900
Twenty-First Century Fox, Inc., Class A	47,295	1,735,254
Viacom, Inc., Class B	10,199	316,781
WideOpenWest, Inc. (A)(B)	2,475	17,696
World Wrestling Entertainment, Inc.,
Class A (B)	1,889	68,023
		19,950,949
Multiline retail – 0.4%
Big Lots, Inc. (B)	1,051	45,750
Dillard’s, Inc., Class A (B)	669	53,747
Dollar General Corp.	6,972	652,231
Dollar Tree, Inc. (A)	6,051	574,240
Fred’s, Inc., Class A	1,436	4,294
J.C. Penney Company, Inc. (A)	8,635	26,078
Kohl’s Corp.	4,291	281,103
Macy’s, Inc.	7,630	226,916
Nordstrom, Inc.	4,178	202,257
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,527	92,078
Sears Holdings Corp. (A)(B)	3,034	8,101
Target Corp.	13,882	963,827
		3,130,622
Specialty retail – 2.1%
Aaron’s, Inc.	1,720	80,152
Abercrombie & Fitch Company, Class A	1,851	44,813
Advance Auto Parts, Inc.	1,862	220,740
American Eagle Outfitters, Inc.	4,414	87,971
America’s Car-Mart, Inc. (A)	206	10,393
Asbury Automotive Group, Inc. (A)	564	38,070
Ascena Retail Group, Inc. (A)	5,700	11,457
At Home Group, Inc. (A)	1,656	53,058
AutoNation, Inc. (A)	2,377	111,196
AutoZone, Inc. (A)	701	454,732
Barnes & Noble Education, Inc. (A)	1,290	8,888
Barnes & Noble, Inc.	1,984	9,821
Bed Bath & Beyond, Inc.	3,609	75,753
Best Buy Company, Inc.	7,458	521,985
Big 5 Sporting Goods Corp. (B)	98	711
Boot Barn Holdings, Inc. (A)	444	7,872
Burlington Stores, Inc. (A)	1,732	230,616
Caleres, Inc.	1,169	39,278
Camping World Holdings, Inc., Class A	2,166	69,854
CarMax, Inc. (A)	4,630	286,782
Carvana Company (A)(B)	3,206	73,514
Chico’s FAS, Inc.	3,502	31,658
Citi Trends, Inc.	385	11,900
Conn’s, Inc. (A)	845	28,730
Dick’s Sporting Goods, Inc.	2,719	95,301
DSW, Inc., Class A	2,175	48,851
Express, Inc. (A)	2,151	15,401
Five Below, Inc. (A)	1,385	101,576
Floor & Decor Holdings, Inc.,
Class A (A)	2,420	126,130
Foot Locker, Inc.	3,230	147,094
Francesca’s Holdings Corp. (A)	1,127	5,410
GameStop Corp., Class A (B)	2,745	34,642
Genesco, Inc. (A)	539	21,883
GNC Holdings, Inc., Class A (A)(B)	1,935	7,469
Group 1 Automotive, Inc.	565	36,917
Guess?, Inc.	2,247	46,603
Haverty Furniture Companies, Inc.	576	11,606
Hibbett Sports, Inc. (A)	587	14,059
J. Jill, Inc. (A)	590	2,608
Kirkland’s, Inc. (A)	654	6,337
L Brands, Inc.	7,206	275,341
Lithia Motors, Inc., Class A	615	61,820
Lowe’s Companies, Inc.	21,212	1,861,353
Lumber Liquidators
Holdings, Inc. (A)(B)	773	18,490
MarineMax, Inc. (A)	639	12,429
Monro, Inc.	900	48,240
Murphy USA, Inc. (A)	883	64,282
National Vision Holdings, Inc. (A)	1,884	60,872
New York & Company, Inc. (A)	1,113	3,762
Office Depot, Inc.	14,200	30,530
O’Reilly Automotive, Inc. (A)	2,169	536,567
Party City Holdco, Inc. (A)	3,293	51,371
Penske Automotive Group, Inc.	2,190	97,083
Pier 1 Imports, Inc.	2,309	7,435
Rent-A-Center, Inc. (B)	1,478	12,755
RH (A)(B)	575	54,786
Ross Stores, Inc.	9,851	768,181
Sally Beauty Holdings, Inc. (A)	3,183	52,360
Shoe Carnival, Inc.	473	11,257
Signet Jewelers, Ltd.	1,510	58,165
Sleep Number Corp. (A)	1,122	39,438
Sonic Automotive, Inc., Class A	1,195	22,645
Sportsman’s Warehouse
Holdings, Inc. (A)(B)	611	2,493
Tailored Brands, Inc.	1,359	34,057
The Buckle, Inc. (B)	1,349	29,880
The Cato Corp., Class A	707	10,421
The Children’s Place, Inc. (B)	418	56,535
The Container Store Group, Inc. (A)	1,896	10,314
The Finish Line, Inc., Class A (B)	1,105	14,962
The Gap, Inc.	9,913	309,286
The Home Depot, Inc.	29,813	5,313,869
The Michaels Companies, Inc. (A)	4,641	91,474
The TJX Companies, Inc.	16,150	1,317,194
Tiffany & Company	3,155	308,117
Tile Shop Holdings, Inc.	1,453	8,718
Tilly’s, Inc., A Shares	745	8,419
Tractor Supply Company	3,234	203,807
TravelCenters of America LLC (A)	1,582	5,695
Ulta Beauty, Inc. (A)	1,556	317,844
Urban Outfitters, Inc. (A)	2,819	104,190
Williams-Sonoma, Inc.	2,174	114,700
Winmark Corp.	120	15,696
Zumiez, Inc. (A)	690	16,491
		15,675,155
Textiles, apparel and luxury goods – 0.8%
Canada Goose Holdings, Inc. (A)	987	32,986
Carter’s, Inc.	1,232	128,251
Columbia Sportswear Company	1,807	138,109
Crocs, Inc. (A)	1,998	32,468
Culp, Inc.	350	10,693
Deckers Outdoor Corp. (A)	790	71,124
Delta Apparel, Inc. (A)	6	108
Fossil Group, Inc. (A)(B)	1,362	17,297
G-III Apparel Group, Ltd. (A)	1,333	50,227
Hanesbrands, Inc. (B)	9,189	169,261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Iconix Brand Group, Inc. (A)(B)	1,681	$1,866
Movado Group, Inc.	609	23,386
NIKE, Inc., Class B	41,652	2,767,359
Oxford Industries, Inc.	460	34,298
Perry Ellis International, Inc. (A)	446	11,507
PVH Corp.	1,978	299,529
Ralph Lauren Corp.	2,059	230,196
Skechers U.S.A., Inc., Class A (A)	4,105	159,643
Steven Madden, Ltd.	1,459	64,050
Superior Uniform Group, Inc.	424	11,138
Tapestry, Inc.	7,180	377,740
Under Armour, Inc., Class A (A)(B)	11,453	187,257
Unifi, Inc. (A)	506	18,343
Vera Bradley, Inc. (A)	1,019	10,812
VF Corp.	10,091	747,945
Wolverine World Wide, Inc.	2,408	69,591
		5,665,184
		99,390,436
Consumer staples – 7.4%
Beverages – 1.7%
Brown-Forman Corp., Class B	12,258	666,835
Castle Brands, Inc. (A)	6,010	7,452
Coca-Cola Bottling
Company Consolidated	256	44,204
Constellation Brands, Inc., Class A	4,991	1,137,549
Craft Brew Alliance, Inc. (A)	540	10,044
Crimson Wine Group, Ltd. (A)	725	7,170
Dr. Pepper Snapple Group, Inc.	4,608	545,495
MGP Ingredients, Inc.	456	40,853
Molson Coors Brewing Company,
Class B	5,490	413,562
Monster Beverage Corp. (A)	14,395	823,538
National Beverage Corp.	1,188	105,756
PepsiCo, Inc.	36,317	3,964,001
Primo Water Corp. (A)	834	9,766
The Boston Beer Company, Inc.,
Class A (A)	286	54,068
The Coca-Cola Company	108,790	4,724,750
		12,555,043
Food and staples retailing – 1.9%
Casey’s General Stores, Inc.	977	107,245
Costco Wholesale Corp.	11,167	2,104,198
CVS Health Corp.	25,854	1,608,377
Ifresh, Inc. (A)	582	4,772
Ingles Markets, Inc., Class A	577	19,531
Natural Grocers by Vitamin
Cottage, Inc. (A)	867	6,208
Performance Food Group Company (A)	2,589	77,282
PriceSmart, Inc.	748	62,495
Rite Aid Corp. (A)(B)	25,216	42,363
Safeway, Inc., PDC LL CVR (A)(C)	5,383	108
Smart & Final Stores, Inc. (A)	2,101	11,661
SpartanNash Company	1,037	17,847
Sprouts Farmers Market, Inc. (A)	3,403	79,868
SUPERVALU, Inc. (A)	1,069	16,281
Sysco Corp.	13,308	797,948
The Andersons, Inc.	795	26,315
The Chefs’ Warehouse, Inc. (A)	728	16,744
The Kroger Company	22,669	542,696
United Natural Foods, Inc. (A)	1,210	51,957
US Foods Holding Corp. (A)	5,833	191,147
Village Super Market, Inc., Class A	426	11,234
Walgreens Boots Alliance, Inc.	25,278	1,654,951
Walmart, Inc.	75,653	6,730,847
Weis Markets, Inc.	558	22,867
		14,204,942
Food products – 1.4%
Alico, Inc.	238	6,474
Archer-Daniels-Midland Company	14,268	618,803
B&G Foods, Inc. (B)	1,578	37,399
Blue Buffalo Pet Products, Inc. (A)	4,899	195,029
Bunge, Ltd.	3,605	266,554
Calavo Growers, Inc.	482	44,440
Cal-Maine Foods, Inc. (A)	1,150	50,255
Campbell Soup Company	7,669	332,144
Conagra Brands, Inc.	10,427	384,548
Darling Ingredients, Inc. (A)	4,071	70,428
Dean Foods Company	2,501	21,559
Farmer Brothers Company (A)	473	14,285
Flowers Foods, Inc.	5,336	116,645
Fresh Del Monte Produce, Inc.	1,216	55,012
Freshpet, Inc. (A)(B)	952	15,660
General Mills, Inc.	14,513	653,956
Hormel Foods Corp. (B)	13,473	462,393
Hostess Brands, Inc. (A)	3,580	52,948
Ingredion, Inc.	1,839	237,084
J&J Snack Foods Corp.	465	63,500
John B. Sanfilippo & Son, Inc.	306	17,708
Kellogg Company	8,824	573,648
Lamb Weston Holdings, Inc.	3,722	216,695
Lancaster Colony Corp.	696	85,705
Landec Corp. (A)	778	10,153
Lifeway Foods, Inc. (A)	734	4,397
Limoneira Company	402	9,539
McCormick & Company, Inc.	3,346	355,981
Mondelez International, Inc., Class A	38,154	1,592,166
Pilgrim’s Pride Corp. (A)	6,285	154,674
Pinnacle Foods, Inc.	3,091	167,223
Post Holdings, Inc. (A)	1,705	129,171
Sanderson Farms, Inc.	556	66,175
Seaboard Corp.	29	123,685
Seneca Foods Corp., Class A (A)	277	7,673
The Hain Celestial Group, Inc. (A)	2,648	84,921
The Hershey Company	5,386	532,999
The J.M. Smucker Company	2,897	359,257
The Kraft Heinz Company	31,106	1,937,593
Tootsie Roll Industries, Inc. (B)	1,566	46,107
TreeHouse Foods, Inc. (A)	1,388	53,119
Tyson Foods, Inc., Class A	9,386	686,961
		10,914,666
Household products – 1.2%
Central Garden & Pet Company,
Class A (A)	1,204	47,690
Church & Dwight Company, Inc.	6,324	318,477
Colgate-Palmolive Company	22,425	1,607,424
Energizer Holdings, Inc.	1,527	90,979
HRG Group, Inc. (A)	5,076	83,703
Kimberly-Clark Corp.	8,979	988,857
Oil-Dri Corp. of America	207	8,319
Orchids Paper Products Company (A)	26	212
The Clorox Company	3,295	438,597
The Procter & Gamble Company	64,765	5,134,569
WD-40 Company	389	51,231
		8,770,058
Personal products – 0.3%
Avon Products, Inc. (A)	12,229	34,730
Coty, Inc., Class A	19,125	349,988
Edgewell Personal Care Company (A)	1,430	69,813

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
elf Beauty, Inc. (A)	1,282	$24,832
Herbalife, Ltd. (A)(B)	2,174	211,900
Inter Parfums, Inc.	861	40,596
Medifast, Inc.	317	29,624
Nature’s Sunshine Products, Inc. (A)	783	8,613
Nu Skin Enterprises, Inc., Class A	1,326	97,739
Revlon, Inc., Class A (A)(B)	1,455	29,973
The Estee Lauder Companies, Inc.,
Class A	9,402	1,407,667
USANA Health Sciences, Inc. (A)	566	48,619
		2,354,094
Tobacco – 0.9%
22nd Century Group, Inc. (A)	3,359	7,894
Altria Group, Inc.	48,710	3,035,607
Philip Morris International, Inc.	39,662	3,942,403
Turning Point Brands, Inc.	537	10,439
Universal Corp.	695	33,708
Vector Group, Ltd. (B)	3,426	69,856
		7,099,907
		55,898,710
Energy – 6.2%
Energy equipment and services – 0.7%
Archrock Partners LP	1,960	23,951
Archrock, Inc.	1,945	17,019
Baker Hughes, a GE Company	10,876	302,027
Basic Energy Services, Inc. (A)	707	10,209
Bristow Group, Inc.	1,005	13,065
C&J Energy Services, Inc. (A)	1,456	37,594
CARBO Ceramics, Inc. (A)(B)	1,065	7,721
CSI Compressco LP	1,415	10,273
Diamond Offshore Drilling, Inc. (A)(B)	3,260	47,792
Dril-Quip, Inc. (A)	1,008	45,158
Ensco PLC, Class A	1	4
Era Group, Inc. (A)	744	6,956
Exterran Corp. (A)	958	25,579
Fairmount Santrol Holdings, Inc. (A)(B)	6,163	26,193
Forum Energy Technologies, Inc. (A)	2,945	32,395
Geospace Technologies Corp. (A)	444	4,382
Gulf Island Fabrication, Inc.	618	4,388
Gulfmark Offshore, Inc. (A)	272	7,888
Halliburton Company	22,258	1,044,791
Helix Energy Solutions Group, Inc. (A)	4,041	23,397
Helmerich & Payne, Inc.	2,709	180,311
Hi-Crush Partners LP (B)	2,496	26,458
Hornbeck Offshore Services, Inc. (A)	157	457
ION Geophysical Corp. (A)	203	5,501
Keane Group, Inc. (A)(B)	2,573	38,080
Key Energy Services, Inc. (A)	639	7,489
Mammoth Energy Services, Inc. (A)	1,223	39,209
Matrix Service Company (A)	732	10,028
McDermott International, Inc. (A)	6,838	41,643
Nabors Industries, Ltd.	7,764	54,270
National Oilwell Varco, Inc.	9,659	355,548
Natural Gas Services Group, Inc. (A)	329	7,847
NCS Multistage Holdings, Inc. (A)	1,196	17,940
Newpark Resources, Inc. (A)	2,300	18,630
Oceaneering International, Inc.	2,645	49,038
Oil States International, Inc. (A)	1,372	35,946
Parker Drilling Company (A)	677	430
Patterson-UTI Energy, Inc.	5,804	101,628
PHI, Inc., Non-Voting Shares (A)	664	6,799
Pioneer Energy Services Corp. (A)	1,245	3,362
ProPetro Holding Corp. (A)(B)	2,263	35,959
Ranger Energy Services, Inc. (A)	532	4,330
RigNet, Inc. (A)	498	6,773
Rowan Companies PLC, Class A (A)	3,448	39,790
RPC, Inc. (B)	5,565	100,337
Schlumberger, Ltd.	35,346	2,289,714
SEACOR Holdings, Inc. (A)	486	24,835
SEACOR Marine Holdings, Inc. (A)	576	10,956
Select Energy Services, Inc., Class A (A)	2,696	34,024
Smart Sand, Inc. (A)(B)	1,138	6,623
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	1,173	19,425
Superior Energy Services, Inc. (A)	4,212	35,507
TETRA Technologies, Inc. (A)	3,291	12,341
Tidewater, Inc. (A)	521	14,906
Unit Corp. (A)	1,458	28,810
USA Compression Partners LP	1,701	28,798
Willbros Group, Inc. (A)	2,356	1,302
		5,385,826
Oil, gas and consumable fuels – 5.5%
Abraxas Petroleum Corp. (A)	4,699	10,432
Adams Resources & Energy, Inc.	171	7,439
Alliance Holdings GP LP	1,381	34,539
Alliance Resource Partners LP (B)	3,193	56,356
American Midstream Partners LP (B)	1,563	16,880
Amplify Energy Corp. (A)	13	132
Amyris, Inc. (A)	1,494	9,995
Anadarko Petroleum Corp.	13,971	843,988
Andeavor	3,982	400,430
Andeavor Logistics LP	5,509	246,858
Antero Midstream GP LP (B)	4,787	76,544
Antero Midstream Partners LP (B)	4,840	125,308
Antero Resources Corp. (A)	8,232	163,405
Apache Corp.	9,733	374,526
Approach Resources, Inc. (A)	912	2,380
Arch Coal, Inc., Class A	562	51,637
Black Stone Minerals LP	5,274	87,285
Blueknight Energy Partners LP	2,033	8,640
Boardwalk Pipeline Partners LP	6,209	63,021
Bonanza Creek Energy, Inc. (A)	566	15,684
BP Prudhoe Bay Royalty Trust (B)	545	13,026
Buckeye Partners LP	3,765	140,773
Cabot Oil & Gas Corp.	11,702	280,614
California Resources Corp. (A)(B)	1,195	20,494
Callon Petroleum Company (A)	4,851	64,227
Calumet Specialty Products
Partners LP (A)	2,199	15,503
Carrizo Oil & Gas, Inc. (A)	2,253	36,048
Centennial Resource Development, Inc.,
Class A (A)(B)	7,155	131,294
Cheniere Energy Partners LP	12,402	360,898
Cheniere Energy, Inc. (A)	6,047	323,212
Chesapeake Energy Corp. (A)(B)	23,039	69,578
Chevron Corp.	48,492	5,530,028
Cimarex Energy Company	2,398	224,213
Clean Energy Fuels Corp. (A)	4,677	7,717
Cloud Peak Energy, Inc. (A)	2,084	6,064
CNX Midstream Partners LP	1,410	25,930
CNX Resources Corp. (A)	5,757	88,831
Concho Resources, Inc. (A)	3,798	570,953
ConocoPhillips	30,522	1,809,649
CONSOL Energy, Inc. (A)	785	22,741
Continental Resources, Inc. (A)	9,580	564,741
Crestwood Equity Partners LP	1,659	42,470
CrossAmerica Partners LP (B)	693	14,248
CVR Refining LP	3,641	47,515
DCP Midstream LP (B)	3,717	130,541

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Delek Logistics Partners LP	486	$13,778
Delek US Holdings, Inc.	2,921	118,885
Denbury Resources, Inc. (A)(B)	11,499	31,507
Devon Energy Corp.	13,404	426,113
Diamondback Energy, Inc. (A)	2,478	313,517
Dominion Energy Midstream Partners LP	2,492	38,252
Dorchester Minerals LP	927	14,925
Dorian LPG, Ltd. (A)	1,732	12,973
Eclipse Resources Corp. (A)	7,361	10,600
Emerge Energy Services LP (A)	1,048	6,445
Enable Midstream Partners LP (B)	11,317	155,269
Enbridge Energy Management LLC (A)	2,610	23,855
Enbridge Energy Partners LP	8,456	81,516
Energen Corp. (A)	2,514	158,030
Energy Transfer Equity LP (B)	27,582	391,940
Energy Transfer Partners LP	29,455	477,760
Energy XXI Gulf Coast, Inc. (A)	921	3,537
EnLink Midstream LLC	4,643	68,020
EnLink Midstream Partners LP (B)	9,063	123,801
Enterprise Products Partners LP	55,186	1,350,953
Enviva Partners LP	736	20,166
EOG Resources, Inc.	14,768	1,554,627
EP Energy Corp., Class A (A)(B)	7,262	9,731
EQT Corp.	6,578	312,521
EQT GP Holdings LP (B)	6,692	154,451
EQT Midstream Partners LP	2,012	118,768
Evolution Petroleum Corp.	1,062	8,549
Extraction Oil & Gas, Inc. (A)	4,148	47,536
Exxon Mobil Corp.	108,179	8,071,235
Foresight Energy LP	1,851	6,516
Gastar Exploration, Inc. (A)(B)	9,049	6,178
Gener8 Maritime, Inc. (A)	2,421	13,679
Genesis Energy LP (B)	3,110	61,298
Global Partners LP	630	9,671
Green Plains Partners LP	503	8,752
Green Plains, Inc.	1,138	19,118
Gulfport Energy Corp. (A)	5,031	48,549
Halcon Resources Corp. (A)	4,145	20,186
Hallador Energy Company	1,237	8,498
Harvest Natural Resources, Inc. (A)(C)	270	235
Hess Corp.	8,122	411,136
Hess Midstream Partners LP	705	13,423
HighPoint Resources Corp. (A)	2,155	10,947
Holly Energy Partners LP (B)	2,630	72,509
HollyFrontier Corp.	4,513	220,505
Isramco, Inc. (A)	74	7,681
Jagged Peak Energy, Inc. (A)(B)	5,344	75,511
Kimbell Royalty Partners LP	462	8,778
Kinder Morgan, Inc.	57,020	858,721
Laredo Petroleum, Inc. (A)	5,774	50,292
Lilis Energy, Inc. (A)	1,569	6,229
LinnCo LLC (A)(C)	2,890	125
Magellan Midstream Partners LP	5,842	340,881
Marathon Oil Corp.	21,685	349,779
Marathon Petroleum Corp.	12,469	911,609
Martin Midstream Partners LP	1,127	15,215
Matador Resources Company (A)	2,732	81,714
Midstates Petroleum Company, Inc. (A)	691	9,211
MPLX LP	10,607	350,455
Murphy Oil Corp.	4,465	115,376
NACCO Industries, Inc., Class A	210	6,899
Natural Resource Partners LP	361	10,361
Newfield Exploration Company (A)	5,194	126,837
Noble Energy, Inc.	12,418	376,265
Noble Midstream Partners LP	934	43,552
NuStar Energy LP	2,357	48,059
NuStar GP Holdings LLC	854	9,864
Oasis Midstream Partners LP	640	11,334
Oasis Petroleum, Inc. (A)	6,496	52,618
Occidental Petroleum Corp.	19,552	1,270,098
ONEOK, Inc.	9,800	557,816
Overseas Shipholding Group, Inc.,
Class A (A)	3,040	8,634
Pacific Ethanol, Inc. (A)	1,491	4,473
Panhandle Oil and Gas, Inc., Class A	460	8,878
Parsley Energy, Inc., Class A (A)	6,446	186,870
PBF Energy, Inc., Class A	2,808	95,191
PBF Logistics LP (B)	849	15,664
PDC Energy, Inc. (A)	1,652	80,998
Peabody Energy Corp.	2,586	94,389
Penn Virginia Corp. (A)	412	14,436
Phillips 66	13,062	1,252,907
Phillips 66 Partners LP (B)	3,128	149,456
Pioneer Natural Resources Company	4,345	746,384
Plains All American Pipeline LP	18,524	408,084
Plains GP Holdings LP, Class A (A)	3,911	85,064
QEP Resources, Inc. (A)	5,752	56,312
Range Resources Corp.	6,336	92,125
Renewable Energy Group, Inc. (A)	1,134	14,515
Resolute Energy Corp. (A)	619	21,448
REX American Resources Corp. (A)	174	12,667
Rice Midstream Partners LP	2,004	36,272
Rosehill Resources, Inc. (A)	1,010	5,929
RSP Permian, Inc. (A)	4,109	192,630
Sanchez Energy Corp. (A)(B)	2,348	7,349
SandRidge Energy, Inc. (A)	995	14,437
SemGroup Corp., Class A (B)	1,930	41,302
Shell Midstream Partners LP	4,933	103,840
Ship Finance International, Ltd. (B)	2,278	32,575
SilverBow Resources, Inc. (A)	344	10,010
SM Energy Company	2,730	49,222
Southwestern Energy Company (A)	14,944	64,708
Spectra Energy Partners LP (B)	12,361	415,824
Sprague Resources LP	617	14,715
SRC Energy, Inc. (A)	6,412	60,465
Stone Energy Corp. (A)	561	20,813
Summit Midstream Partners LP	1,801	25,304
Sunoco LP (B)	3,282	83,724
Tallgrass Energy GP LP (B)	4,051	77,050
Tallgrass Energy Partners LP (B)	1,866	70,703
Targa Resources Corp.	5,573	245,212
TC PipeLines LP (B)	1,803	62,546
Teekay Corp. (B)	2,383	19,278
Tellurian, Inc. (A)(B)	5,770	41,602
The Williams Companies, Inc.	21,133	525,366
TransMontaigne Partners LP	488	17,466
Ultra Petroleum Corp. (A)	5,375	22,414
Uranium Energy Corp. (A)(B)	5,616	7,357
USD Partners LP	796	8,239
Valero Energy Corp.	11,171	1,036,334
Valero Energy Partners LP (B)	1,803	63,880
Viper Energy Partners LP	2,820	71,656
W&T Offshore, Inc. (A)	3,851	17,060
Western Gas Equity Partners LP (B)	5,647	187,029
Western Gas Partners LP	3,853	164,408
Whiting Petroleum Corp. (A)	2,203	74,550
WildHorse Resource Development
Corp. (A)(B)	2,790	53,261
World Fuel Services Corp.	1,629	39,992
WPX Energy, Inc. (A)	10,332	152,707

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Zion Oil & Gas, Inc. (A)	2,408	$11,462
		41,379,713
		46,765,539
Financials – 15.1%
Banks – 6.4%
1st Source Corp.	559	28,297
Access National Corp.	573	16,348
Allegiance Bancshares, Inc. (A)	363	14,211
American National Bankshares, Inc.	218	8,197
Ameris Bancorp	1,026	54,275
Ames National Corp.	260	7,150
Arrow Financial Corp.	395	13,410
Associated Banc-Corp	4,400	109,340
Banc of California, Inc.	1,336	25,785
BancFirst Corp.	865	45,932
BancorpSouth Bank	2,230	70,914
Bank of America Corp.	266,240	7,984,538
Bank of Hawaii Corp.	1,058	87,920
Bank of Marin Bancorp	164	11,308
Bank of the Ozarks	3,354	161,898
BankUnited, Inc.	2,713	108,466
Bankwell Financial Group, Inc.	211	6,811
Banner Corp.	903	50,107
Bar Harbor Bankshares	435	12,058
BB&T Corp.	20,133	1,047,721
Berkshire Hills Bancorp, Inc.	1,092	41,441
Blue Hills Bancorp, Inc.	739	15,408
BOK Financial Corp.	1,714	169,669
Boston Private Financial Holdings, Inc.	1,849	27,827
Bridge Bancorp, Inc.	565	18,956
Brookline Bancorp, Inc.	2,094	33,923
Bryn Mawr Bank Corp.	470	20,657
Byline Bancorp, Inc. (A)	825	18,917
C&F Financial Corp.	131	6,891
Cadence BanCorp	2,013	54,814
Camden National Corp.	429	19,091
Capital City Bank Group, Inc.	465	11,509
Capstar Financial Holdings, Inc. (A)	374	7,042
Cathay General Bancorp	2,029	81,119
CBTX, Inc.	597	17,576
CenterState Bank Corp.	2,149	57,013
Central Pacific Financial Corp.	828	23,565
Central Valley Community Bancorp	357	6,983
Century Bancorp, Inc., Class A	144	11,434
Chemical Financial Corp.	1,811	99,025
Chemung Financial Corp.	161	7,482
CIT Group, Inc.	3,433	176,800
Citigroup, Inc.	67,486	4,555,305
Citizens & Northern Corp.	324	7,481
Citizens Financial Group, Inc.	12,552	526,933
City Holding Company	311	21,322
CNB Financial Corp.	426	12,392
CoBiz Financial, Inc.	1,154	22,618
Codorus Valley Bancorp, Inc.	243	6,833
Columbia Banking System, Inc.	1,805	75,720
Comerica, Inc.	4,441	426,025
Commerce Bancshares, Inc.	2,762	165,471
Community Bank System, Inc.	1,373	73,538
Community Trust Bancorp, Inc.	492	22,238
ConnectOne Bancorp, Inc.	882	25,402
County Bancorp, Inc.	255	7,449
Cullen/Frost Bankers, Inc.	1,575	167,060
Customers Bancorp, Inc. (A)	829	24,165
CVB Financial Corp.	3,028	68,554
Eagle Bancorp, Inc. (A)	931	55,720
East West Bancorp, Inc.	3,671	229,584
Enterprise Bancorp, Inc.	327	11,540
Enterprise Financial Services Corp.	619	29,031
Equity Bancshares, Inc., Class A (A)	331	12,962
Farmers & Merchants Bancorp, Inc. (B)	233	9,406
Farmers Capital Bank Corp.	191	7,630
FB Financial Corp. (A)	814	33,040
FCB Financial Holdings, Inc.,
Class A (A)	1,175	60,043
Fidelity Southern Corp.	746	17,210
Fifth Third Bancorp	18,014	571,945
Financial Institutions, Inc.	417	12,343
First Bancorp (NC)	687	24,492
First BanCorp (PR) (A)	4,742	28,547
First Bancorp, Inc.	302	8,450
First Busey Corp.	1,265	37,596
First Citizens BancShares, Inc., Class A	311	128,518
First Commonwealth Financial Corp.	2,106	29,758
First Community Bancshares, Inc.	482	14,388
First Connecticut Bancorp, Inc.	447	11,443
First Financial Bancorp	1,726	50,658
First Financial Bankshares, Inc.	1,651	76,441
First Financial Corp.	338	14,061
First Financial Northwest, Inc.	440	7,370
First Hawaiian, Inc.	3,571	99,381
First Horizon National Corp.	8,318	156,628
First Internet Bancorp	224	8,288
First Interstate BancSystem, Inc.,
Class A	1,528	60,432
First Merchants Corp.	1,332	55,544
First Midwest Bancorp, Inc.	2,528	62,164
First Republic Bank	4,011	371,459
Flushing Financial Corp.	803	21,649
FNB Bancorp	217	7,983
FNB Corp.	8,183	110,061
Franklin Financial Network, Inc. (A)	364	11,866
Fulton Financial Corp.	4,357	77,337
German American Bancorp, Inc.	635	21,177
Glacier Bancorp, Inc.	1,946	74,687
Great Southern Bancorp, Inc.	248	12,388
Great Western Bancorp, Inc.	1,582	63,707
Guaranty Bancorp	772	21,886
Guaranty Bancshares, Inc.	253	8,427
Hancock Holding Company	2,161	111,724
Hanmi Financial Corp.	645	19,834
HarborOne Bancorp, Inc. (A)	910	16,071
Heartland Financial USA, Inc.	678	35,968
Heritage Commerce Corp.	1,034	17,040
Heritage Financial Corp.	813	24,878
Hilltop Holdings, Inc.	2,345	55,014
Home BancShares, Inc.	4,401	100,387
Hope Bancorp, Inc.	3,335	60,664
Horizon Bancorp	634	19,026
Huntington Bancshares, Inc.	27,563	416,201
IBERIABANK Corp.	1,366	106,548
Independent Bank Corp. (MA)	752	53,806
Independent Bank Corp. (MI)	561	12,847
Independent Bank Group, Inc.	760	53,732
International Bancshares Corp.	1,816	70,642
Investors Bancorp, Inc.	7,790	106,256
JPMorgan Chase & Co.	88,578	9,740,923
KeyCorp	27,415	535,963
Lakeland Bancorp, Inc.	1,308	25,964
Lakeland Financial Corp.	529	24,456

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
LegacyTexas Financial Group, Inc.	1,316	$56,351
Live Oak Bancshares, Inc.	1,100	30,580
M&T Bank Corp.	3,841	708,127
Macatawa Bank Corp.	926	9,510
MainSource Financial Group, Inc.	703	28,577
MB Financial, Inc.	2,135	86,425
MBT Financial Corp.	721	7,751
Mercantile Bank Corp.	455	15,129
Metropolitan Bank Holding Corp. (A)	184	7,748
Midland States Bancorp, Inc.	539	17,011
MidSouth Bancorp, Inc.	608	7,691
MidWestOne Financial Group, Inc.	336	11,185
MutualFirst Financial, Inc.	193	6,996
National Bank Holdings Corp., Class A	721	23,973
National Bankshares, Inc.	188	8,469
National Commerce Corp. (A)	383	16,680
NBT Bancorp, Inc.	1,218	43,215
Northrim BanCorp, Inc.	222	7,670
Norwood Financial Corp.	235	7,071
OFG Bancorp (B)	1,197	12,509
Old National Bancorp	4,160	70,304
Old Point Financial Corp.	230	6,067
Old Second Bancorp, Inc.	816	11,342
Pacific Mercantile Bancorp (A)	820	7,831
Pacific Premier Bancorp, Inc. (A)	1,099	44,180
PacWest Bancorp	3,225	159,734
Park National Corp.	424	43,994
Parke Bancorp, Inc.	348	7,238
Peapack Gladstone Financial Corp.	492	16,428
Penns Woods Bancorp, Inc.	159	6,727
Penson Worldwide, Inc. (A)(C)	1,757	7
Peoples Bancorp of North Carolina, Inc.	237	7,281
Peoples Bancorp, Inc.	508	18,009
People’s United Financial, Inc.	8,947	166,951
People’s Utah Bancorp	486	15,698
Pinnacle Financial Partners, Inc.	2,007	128,849
Popular, Inc.	2,579	107,338
Preferred Bank	341	21,892
Premier Financial Bancorp, Inc.	384	7,146
Prosperity Bancshares, Inc.	1,762	127,974
QCR Holdings, Inc.	353	15,832
RBB Bancorp	407	10,733
Regions Financial Corp.	29,567	549,355
Renasant Corp.	1,360	57,882
Republic Bancorp, Inc., Class A	588	22,520
Republic First Bancorp, Inc. (A)	1,584	13,781
S&T Bancorp, Inc.	768	30,674
Sandy Spring Bancorp, Inc.	750	29,070
Seacoast Banking Corp. of Florida (A)	894	23,664
ServisFirst Bancshares, Inc.	1,445	58,985
Shore Bancshares, Inc.	23	434
Sierra Bancorp	373	9,937
Signature Bank (A)	1,356	192,484
Simmons First National Corp., Class A	2,506	71,296
South State Corp.	984	83,935
Southern First Bancshares, Inc. (A)	207	9,212
Southern National Bancorp of
Virginia, Inc.	655	10,375
Southside Bancshares, Inc.	820	28,487
State Bank Financial Corp.	839	25,178
Sterling Bancorp	5,728	129,166
Stock Yards Bancorp, Inc.	633	22,218
Summit Financial Group, Inc.	334	8,353
SunTrust Banks, Inc.	12,134	825,597
SVB Financial Group (A)	1,347	323,293
Synovus Financial Corp.	3,105	155,064
TCF Financial Corp.	4,302	98,129
Texas Capital Bancshares, Inc. (A)	1,263	113,544
The Bancorp, Inc. (A)	1,564	16,891
The First of Long Island Corp.	682	18,721
The PNC Financial Services Group, Inc.	12,147	1,837,112
Tompkins Financial Corp.	330	25,001
Towne Bank	1,739	49,735
TriCo Bancshares	628	23,374
TriState Capital Holdings, Inc. (A)	783	18,205
Triumph Bancorp, Inc. (A)	556	22,907
Trustmark Corp.	1,868	58,207
U.S. Bancorp	42,358	2,139,079
UMB Financial Corp.	1,264	91,501
Umpqua Holdings Corp.	5,664	121,266
Union Bankshares Corp.	1,614	59,250
United Bankshares, Inc.	2,659	93,730
United Community Banks, Inc.	1,967	62,256
United Security Bancshares	108	1,161
Univest Corp. of Pennsylvania	733	20,304
Valley National Bancorp	8,410	104,789
Veritex Holdings, Inc. (A)	620	17,155
Washington Trust Bancorp, Inc.	480	25,800
Webster Financial Corp.	2,342	129,747
Wells Fargo & Company	125,709	6,588,409
WesBanco, Inc.	1,219	51,564
West Bancorporation, Inc.	463	11,853
Westamerica Bancorporation	729	42,340
Western Alliance Bancorp (A)	2,712	157,594
Wintrust Financial Corp.	1,427	122,793
Zions Bancorporation	5,163	272,245
		48,525,363
Capital markets – 3.5%
Affiliated Managers Group, Inc.	1,405	266,360
Alcentra Capital Corp.	743	5,171
AllianceBernstein Holding LP	2,252	60,466
Ameriprise Financial, Inc.	3,775	558,474
Apollo Investment Corp.	4,804	25,077
Ares Capital Corp.	10,732	170,317
Ares Management LP	1,988	42,543
Arlington Asset Investment Corp.,
Class A (B)	651	7,187
Artisan Partners Asset Management, Inc.,
Class A	1,864	62,071
Ashford, Inc. (A)	13	1,244
Associated Capital Group, Inc.,
Class A (B)	648	24,268
BGC Partners, Inc., Class A	7,348	98,831
BlackRock Capital Investment Corp.	2,080	12,542
BlackRock, Inc.	4,092	2,216,718
Capital Southwest Corp.	445	7,574
Capitala Finance Corp.	849	6,554
Cboe Global Markets, Inc.	2,897	330,548
CME Group, Inc.	8,686	1,404,874
Cohen & Steers, Inc.	1,281	52,085
Cowen, Inc. (A)	889	11,735
Diamond Hill Investment Group, Inc.	97	20,036
Donnelley Financial Solutions, Inc. (A)	943	16,191
E*TRADE Financial Corp. (A)	6,841	379,060
Eaton Vance Corp.	3,000	167,010
Ellington Financial LLC	880	13,033
Evercore, Inc., Class A	977	85,194
FactSet Research Systems, Inc.	990	197,426
Federated Investors, Inc., Class B	2,512	83,901
Fidus Investment Corp.	689	8,874

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Fifth Street Asset Management, Inc. (A)	1,988	$2,604
Financial Engines, Inc.	1,735	60,725
Franklin Resources, Inc.	14,133	490,132
FS Investment Corp.	6,798	49,286
GAIN Capital Holdings, Inc.	1,306	8,816
GAMCO Investors, Inc., Class A	821	20,385
Garrison Capital, Inc.	913	7,414
Gladstone Capital Corp.	801	6,889
Gladstone Investment Corp.	886	8,949
Goldman Sachs BDC, Inc.	1,014	19,398
Golub Capital BDC, Inc.	1,248	22,327
Greenhill & Company, Inc.	814	15,059
Hamilton Lane, Inc., Class A	1,091	40,618
Hercules Capital, Inc.	2,271	27,479
Horizon Technology Finance Corp.	674	7,003
Houlihan Lokey, Inc.	1,619	72,207
Interactive Brokers Group, Inc., Class A	1,815	122,041
Intercontinental Exchange, Inc.	14,929	1,082,651
INTL. FCStone, Inc. (A)	532	22,706
Invesco, Ltd.	10,375	332,104
Investment Technology Group, Inc.	905	17,865
KCAP Financial, Inc.	2,234	7,015
Ladenburg Thalmann Financial
Services, Inc.	5,498	17,978
Lazard, Ltd., Class A	3,248	170,715
Legg Mason, Inc.	2,364	96,097
Longfin Corp. (A)(B)	1,342	23,163
LPL Financial Holdings, Inc.	2,305	140,766
Main Street Capital Corp. (B)	1,549	57,158
MarketAxess Holdings, Inc.	944	205,263
Medley Capital Corp.	1,551	6,173
Moelis & Company, Class A	1,288	65,495
Monroe Capital Corp.	561	6,900
Moody’s Corp.	4,879	786,983
Morgan Stanley	46,147	2,490,092
Morningstar, Inc.	1,093	104,403
MSCI, Inc.	2,277	340,343
MVC Capital, Inc.	751	7,457
Nasdaq, Inc.	4,246	366,090
New Mountain Finance Corp.	2,060	27,089
Newtek Business Services Corp.	477	8,619
Northern Trust Corp.	5,817	599,907
Oaktree Capital Group LLC	3,944	156,182
Oaktree Specialty Lending Corp.	3,932	16,554
Och-Ziff Capital Management
Group LLC, Class A	14,695	39,236
OFS Capital Corp.	589	6,609
Oppenheimer Holdings, Inc., Class A	431	11,098
Oxford Square Capital Corp.	1,411	8,621
P10 Industries, Inc. (A)	951	1,522
PennantPark Floating Rate Capital, Ltd.	874	11,441
PennantPark Investment Corp.	2,000	13,360
Piper Jaffray Companies	418	34,715
Prospect Capital Corp. (B)	8,791	57,581
Pzena Investment Management, Inc.,
Class A	1,869	20,802
Raymond James Financial, Inc.	3,665	327,688
S&P Global, Inc.	6,511	1,243,992
Safeguard Scientifics, Inc. (A)	605	7,411
SEI Investments Company	3,986	298,591
Siebert Financial Corp. (A)	573	4,830
Solar Capital, Ltd.	1,192	24,210
Solar Senior Capital, Ltd.	444	7,459
State Street Corp.	9,464	943,845
Stellus Capital Investment Corp.	549	6,319
Stifel Financial Corp.	1,733	102,646
T. Rowe Price Group, Inc.	6,187	668,010
TCG BDC, Inc.	1,609	28,801
TCP Capital Corp.	1,134	16,125
TD Ameritrade Holding Corp.	14,469	856,999
The Bank of New York Mellon Corp.	26,138	1,346,891
The Blackstone Group LP (B)	16,631	531,360
The Carlyle Group LP (B)	2,519	53,781
The Charles Schwab Corp.	34,220	1,786,968
The Goldman Sachs Group, Inc.	9,627	2,424,656
THL Credit, Inc.	925	7,187
Thomson Reuters Corp.	18,123	700,454
TPG Specialty Lending, Inc.	1,654	29,540
Triangle Capital Corp.	1,332	14,825
TriplePoint Venture Growth BDC Corp.	568	6,788
Virtu Financial, Inc., Class A (B)	4,704	155,232
Virtus Investment Partners, Inc.	199	24,636
Waddell & Reed Financial, Inc., Class A	2,262	45,715
Westwood Holdings Group, Inc.	246	13,897
WhiteHorse Finance, Inc.	557	6,918
WisdomTree Investments, Inc. (B)	3,773	34,598
		26,397,821
Consumer finance – 0.8%
Ally Financial, Inc.	11,284	306,361
American Express Company	22,159	2,066,992
Capital One Financial Corp.	12,368	1,185,102
Credit Acceptance Corp. (A)	501	165,535
Curo Group Holdings Corp. (A)	1,107	19,040
Discover Financial Services	9,271	666,863
Elevate Credit, Inc. (A)	1,191	8,432
Encore Capital Group, Inc. (A)(B)	709	32,047
Enova International, Inc. (A)	924	20,374
EZCORP, Inc., Class A (A)	1,513	19,972
FirstCash, Inc.	1,191	96,769
Green Dot Corp., Class A (A)	1,239	79,494
Navient Corp.	6,862	90,029
Nelnet, Inc., Class A	1,001	52,462
OneMain Holdings, Inc. (A)	3,431	102,724
PRA Group, Inc. (A)(B)	1,252	47,576
Regional Management Corp. (A)	324	10,316
Santander Consumer USA Holdings, Inc.	9,384	152,959
SLM Corp. (A)	11,082	124,229
Synchrony Financial	19,963	669,359
World Acceptance Corp. (A)	242	25,483
		5,942,118
Diversified financial services – 1.7%
Berkshire Hathaway, Inc., Class B (A)	62,991	12,565,445
Leucadia National Corp.	9,207	209,275
Marlin Business Services Corp.	359	10,178
NewStar Financial, Inc.	1,204	593
On Deck Capital, Inc. (A)	2,087	11,666
Voya Financial, Inc.	4,554	229,977
		13,027,134
Insurance – 2.3%
Aflac, Inc.	20,056	877,651
Alleghany Corp.	397	243,933
American Equity Investment Life
Holding Company	2,181	64,034
American Financial Group, Inc.	2,260	253,617
American International Group, Inc.	22,950	1,248,939
American National Insurance Company	693	81,053
AMERISAFE, Inc.	412	22,763
AmTrust Financial Services, Inc.	4,826	59,408
Arch Capital Group, Ltd. (A)	3,318	283,988

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Argo Group International Holdings, Ltd.	821	$47,131
Arthur J. Gallagher & Company	4,575	314,440
Aspen Insurance Holdings, Ltd.	1,455	65,257
Assurant, Inc.	1,387	126,786
Assured Guaranty, Ltd.	3,025	109,505
Atlas Financial Holdings, Inc. (A)	399	4,130
Axis Capital Holdings, Ltd.	2,127	122,451
Baldwin & Lyons, Inc., Class B	474	10,428
Brighthouse Financial, Inc. (A)	3,009	154,663
Brown & Brown, Inc.	7,044	179,199
Cincinnati Financial Corp.	4,176	310,110
Citizens, Inc. (A)(B)	1,450	10,614
CNA Financial Corp.	6,915	341,255
CNO Financial Group, Inc.	4,299	93,159
Crawford & Company, Class B	1,545	12,700
Donegal Group, Inc., Class A	786	12,419
eHealth, Inc. (A)	508	7,269
EMC Insurance Group, Inc.	620	16,790
Employers Holdings, Inc.	894	36,162
Enstar Group, Ltd. (A)	420	88,305
Erie Indemnity Company, Class A	1,210	142,344
Everest Re Group, Ltd.	1,048	269,147
FBL Financial Group, Inc., Class A	698	48,406
Federated National Holding Company	489	7,712
First American Financial Corp.	2,878	168,881
FNF Group	7,000	280,140
Genworth Financial, Inc., Class A (A)	13,768	38,963
Hallmark Financial Services, Inc. (A)	662	5,905
HCI Group, Inc.	270	10,303
Health Insurance Innovations, Inc.,
Class A (A)	444	12,832
Heritage Insurance Holdings, Inc. (B)	381	5,776
Horace Mann Educators Corp.	1,124	48,051
Independence Holding Company	423	15,080
Infinity Property & Casualty Corp.	240	28,416
Investors Title Company	53	10,595
Kemper Corp.	1,297	73,929
Kinsale Capital Group, Inc.	565	29,001
Lincoln National Corp.	5,574	407,236
Loews Corp.	8,594	427,380
Maiden Holdings, Ltd.	2,453	15,945
Markel Corp. (A)	358	418,950
Marsh & McLennan Companies, Inc.	13,031	1,076,230
MBIA, Inc. (A)	2,372	21,965
Mercury General Corp.	1,359	62,337
MetLife, Inc.	26,847	1,232,009
National General Holdings Corp.	2,579	62,695
National Western Life Group, Inc.,
Class A	102	31,098
NI Holdings, Inc. (A)	641	10,705
Old Republic International Corp.	6,868	147,319
Primerica, Inc.	1,138	109,931
Principal Financial Group, Inc.	7,368	448,785
ProAssurance Corp.	1,333	64,717
Prudential Financial, Inc.	10,817	1,120,100
Reinsurance Group of America, Inc.	1,647	253,638
RenaissanceRe Holdings, Ltd.	981	135,878
RLI Corp.	1,102	69,856
Safety Insurance Group, Inc.	334	25,668
Selective Insurance Group, Inc.	1,477	89,654
State Auto Financial Corp.	954	27,256
Stewart Information Services Corp.	487	21,399
The Allstate Corp.	9,163	868,652
The Hanover Insurance Group, Inc.	1,087	128,146
The Hartford Financial Services
Group, Inc.	9,116	469,656
The Navigators Group, Inc.	829	47,792
The Progressive Corp.	14,857	905,237
The Travelers Companies, Inc.	6,989	970,493
Torchmark Corp.	2,992	251,837
Trupanion, Inc. (A)(B)	822	24,570
United Fire Group, Inc.	546	26,132
United Insurance Holdings Corp.	1,214	23,236
Universal Insurance Holdings, Inc.	948	30,241
Unum Group	5,690	270,901
Validus Holdings, Ltd.	2,018	136,114
W.R. Berkley Corp.	3,104	225,661
White Mountains Insurance Group, Ltd.	98	80,607
		17,133,666
Mortgage real estate investment trusts – 0.2%
AG Mortgage Investment Trust, Inc.	700	12,159
AGNC Investment Corp.	10,244	193,816
Annaly Capital Management, Inc.	29,505	307,737
Anworth Mortgage Asset Corp.	2,512	12,058
Apollo Commercial Real Estate
Finance, Inc.	2,718	48,870
Arbor Realty Trust, Inc.	1,791	15,797
Ares Commercial Real Estate Corp.	789	9,744
ARMOUR Residential REIT, Inc.	1,090	25,375
Blackstone Mortgage Trust, Inc., Class A	2,775	87,191
Capstead Mortgage Corp.	2,561	22,153
Cherry Hill Mortgage Investment Corp.	415	7,279
Chimera Investment Corp.	4,611	80,278
CYS Investments, Inc.	4,143	27,841
Dynex Capital, Inc.	1,252	8,301
Ellington Residential Mortgage REIT	539	5,907
Granite Point Mortgage Trust, Inc.	1,105	18,277
Great Ajax Corp.	535	7,249
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	1,459	28,451
Invesco Mortgage Capital, Inc.	3,007	49,255
KKR Real Estate Finance Trust, Inc.	1,084	21,745
Ladder Capital Corp.	2,513	37,896
MFA Financial, Inc.	9,853	74,193
MTGE Investment Corp.	1,241	22,214
New Residential Investment Corp.	7,904	130,021
New York Mortgage Trust, Inc.	3,260	19,332
Orchid Island Capital, Inc.	1,157	8,527
Owens Realty Mortgage, Inc.	420	6,124
PennyMac Mortgage Investment Trust	1,761	31,751
Redwood Trust, Inc.	1,628	25,185
Resource Capital Corp.	859	8,169
Starwood Property Trust, Inc.	6,684	140,030
Sutherland Asset Management Corp.	908	13,756
TPG RE Finance Trust, Inc.	1,656	32,938
Two Harbors Investment Corp.	4,203	64,600
Western Asset Mortgage Capital Corp.	1,158	11,221
		1,615,440
Thrifts and mortgage finance – 0.2%
BankFinancial Corp.	481	8,167
Bear State Financial, Inc.	1,132	11,603
Beneficial Bancorp, Inc.	2,111	32,826
BofI Holding, Inc. (A)(B)	1,708	69,225
BSB Bancorp, Inc. (A)	274	8,384
Capitol Federal Financial, Inc.	3,798	46,905
Charter Financial Corp.	405	8,258
Clifton Bancorp, Inc.	589	9,218
Dime Community Bancshares, Inc.	1,015	18,676

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Federal Agricultural Mortgage Corp.,
Class C	294	$25,584
Federal Home Loan Mortgage
Corp. (A)(B)	17,807	24,039
Federal National Mortgage
Association (A)(B)	28,795	40,601
First Defiance Financial Corp.	274	15,706
Flagstar Bancorp, Inc. (A)	1,375	48,675
Home Bancorp, Inc.	185	7,986
HomeStreet, Inc. (A)	737	21,115
Impac Mortgage Holdings, Inc. (A)	577	4,558
Kearny Financial Corp.	2,293	29,809
LendingTree, Inc. (A)(B)	304	99,758
Luther Burbank Corp.	1,316	15,805
Merchants Bancorp	686	14,749
Meridian Bancorp, Inc.	1,458	29,379
Meta Financial Group, Inc.	249	27,191
MGIC Investment Corp. (A)	9,613	124,969
New York Community Bancorp, Inc.	12,736	165,950
NMI Holdings, Inc., Class A (A)	1,663	27,523
Northfield Bancorp, Inc.	1,351	21,089
Northwest Bancshares, Inc.	2,787	46,153
OceanFirst Financial Corp.	799	21,373
Ocwen Financial Corp. (A)	3,672	15,129
Oritani Financial Corp.	1,196	18,359
PCSB Financial Corp. (A)	498	10,448
PDL Community Bancorp (A)	510	7,472
PennyMac Financial Services, Inc.,
Class A (A)	648	14,677
PHH Corp. (A)	745	7,793
Provident Bancorp, Inc. (A)	335	8,894
Provident Financial Holdings, Inc.	393	7,109
Provident Financial Services, Inc.	1,805	46,190
Radian Group, Inc.	5,500	104,720
SI Financial Group, Inc.	508	7,315
Southern Missouri Bancorp, Inc.	216	7,906
Sterling Bancorp, Inc.	1,272	17,185
Territorial Bancorp, Inc.	238	7,059
TFS Financial Corp.	7,369	108,251
Timberland Bancorp, Inc.	255	7,752
TrustCo Bank Corp.	2,616	22,105
United Community Financial Corp.	1,410	13,903
United Financial Bancorp, Inc.	1,401	22,696
Walker & Dunlop, Inc.	855	50,804
Washington Federal, Inc.	2,188	75,705
Western New England Bancorp, Inc.	789	8,403
WSFS Financial Corp.	862	41,290
		1,656,439
		114,297,981
Health care – 12.2%
Biotechnology – 2.9%
AbbVie, Inc.	40,754	3,857,366
Abeona Therapeutics, Inc. (A)(B)	1,100	15,785
ACADIA Pharmaceuticals, Inc. (A)(B)	3,063	68,826
Acceleron Pharma, Inc. (A)	1,207	47,194
Achaogen, Inc. (A)(B)	1,165	15,087
Achillion Pharmaceuticals, Inc. (A)	3,779	14,020
Acorda Therapeutics, Inc. (A)	1,281	30,296
Aduro Biotech, Inc. (A)(B)	2,092	19,456
Advaxis, Inc. (A)	1,973	3,334
Adverum Biotechnologies, Inc. (A)	1,083	6,281
Agenus, Inc. (A)(B)	2,828	13,320
Agios Pharmaceuticals, Inc. (A)(B)	1,424	116,455
Aileron Therapeutics, Inc. (A)	551	4,480
Aimmune Therapeutics, Inc. (A)	1,383	44,021
Akebia Therapeutics, Inc. (A)	1,295	12,341
Albireo Pharma, Inc. (A)	301	9,804
Alder Biopharmaceuticals, Inc. (A)	1,872	23,774
Alexion Pharmaceuticals, Inc. (A)	5,698	635,099
Alkermes PLC (A)	3,914	226,855
Allena Pharmaceuticals, Inc. (A)	769	8,474
Alnylam Pharmaceuticals, Inc. (A)	2,507	298,584
AMAG Pharmaceuticals, Inc. (A)	970	19,546
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	18,526	3,158,312
Amicus Therapeutics, Inc. (A)(B)	4,017	60,416
AnaptysBio, Inc. (A)	565	58,805
Apellis Pharmaceuticals, Inc. (A)(B)	1,276	28,212
Ardelyx, Inc. (A)	1,372	6,929
Arena Pharmaceuticals, Inc. (A)	1,075	42,463
Array BioPharma, Inc. (A)	5,256	85,778
Arrowhead Pharmaceuticals, Inc. (A)	2,085	15,033
Arsanis, Inc. (A)	607	13,894
Atara Biotherapeutics, Inc. (A)	861	33,579
Athenex, Inc. (A)	1,583	26,927
aTyr Pharma, Inc. (A)	1,397	3,702
Audentes Therapeutics, Inc. (A)	993	29,840
AVEO Pharmaceuticals, Inc. (A)	3,213	9,318
Avexis, Inc. (A)	915	113,076
Avid Bioservices, Inc. (A)	1,963	5,732
Bellicum Pharmaceuticals, Inc. (A)(B)	939	6,160
BioCryst Pharmaceuticals, Inc. (A)(B)	2,652	12,650
Biogen, Inc. (A)	5,395	1,477,259
BioMarin Pharmaceutical, Inc. (A)	4,477	362,950
BioSpecifics Technologies Corp. (A)	201	8,912
BioTime, Inc. (A)(B)	3,331	8,960
Bluebird Bio, Inc. (A)	1,156	197,387
Blueprint Medicines Corp. (A)	967	88,674
Calithera Biosciences, Inc. (A)	966	6,086
Calyxt, Inc. (A)(B)	758	9,945
Cara Therapeutics, Inc. (A)(B)	894	11,068
CareDx, Inc. (A)	287	2,287
CASI Pharmaceuticals, Inc. (A)	2,445	10,196
Catalyst Pharmaceuticals, Inc. (A)	3,076	7,352
Celcuity, Inc. (A)	383	6,312
Celgene Corp. (A)	20,094	1,792,586
Celldex Therapeutics, Inc. (A)	3,615	8,423
ChemoCentryx, Inc. (A)	1,375	18,700
Chimerix, Inc. (A)	1,404	7,301
Clovis Oncology, Inc. (A)	1,194	63,043
Coherus Biosciences, Inc. (A)(B)	1,434	15,846
Conatus Pharmaceuticals, Inc. (A)	1,457	8,553
Concert Pharmaceuticals, Inc. (A)	641	14,679
Corvus Pharmaceuticals, Inc. (A)	583	6,722
CTI BioPharma Corp. (A)	2,346	9,149
Curis, Inc. (A)	4,744	3,099
Cytokinetics, Inc. (A)	1,480	10,656
CytomX Therapeutics, Inc. (A)	1,018	28,962
Deciphera Pharmaceuticals, Inc. (A)	803	16,092
Denali Therapeutics, Inc. (A)(B)	2,246	44,224
Dicerna Pharmaceuticals, Inc. (A)	1,643	15,707
DNIB Unwind, Inc. (A)(C)	634	92
Dyax Corp. (A)(C)	3,471	10,934
Dynavax Technologies Corp. (A)	1,633	32,415
Eagle Pharmaceuticals, Inc. (A)(B)	418	22,024
Edge Therapeutics, Inc. (A)(B)	892	1,053
Editas Medicine, Inc. (A)(B)	1,148	38,056
Emergent BioSolutions, Inc. (A)	1,282	67,497
Enanta Pharmaceuticals, Inc. (A)	517	41,830

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Epizyme, Inc. (A)	1,858	$32,980
Esperion Therapeutics, Inc. (A)	700	50,631
Exact Sciences Corp. (A)	3,113	125,547
Exelixis, Inc. (A)	7,458	165,195
Fate Therapeutics, Inc. (A)	1,591	15,528
FibroGen, Inc. (A)	2,155	99,561
Five Prime Therapeutics, Inc. (A)	797	13,692
Flexion Therapeutics, Inc. (A)(B)	1,007	22,567
Fortress Biotech, Inc. (A)(B)	1,754	7,981
Foundation Medicine, Inc. (A)	880	69,300
G1 Therapeutics, Inc. (A)	777	28,788
Genomic Health, Inc. (A)	960	30,038
Geron Corp. (A)(B)	4,452	18,921
Gilead Sciences, Inc.	33,339	2,513,427
Global Blood Therapeutics, Inc. (A)	1,066	51,488
GlycoMimetics, Inc. (A)	901	14,623
GTx, Inc. (A)	271	4,810
Halozyme Therapeutics, Inc. (A)	3,467	67,919
Idera Pharmaceuticals, Inc. (A)	4,213	7,752
Immune Design Corp. (A)(B)	768	2,534
ImmunoGen, Inc. (A)	3,078	32,381
Immunomedics, Inc. (A)(B)	3,647	53,283
Incyte Corp. (A)	5,383	448,565
Infinity Pharmaceuticals, Inc. (A)	2,628	5,519
Inovio Pharmaceuticals, Inc. (A)(B)	2,493	11,742
Insmed, Inc. (A)	2,037	45,873
Insys Therapeutics, Inc. (A)(B)	2,022	12,213
Intellia Therapeutics, Inc. (A)	993	20,942
Intercept Pharmaceuticals, Inc. (A)(B)	688	42,326
Intrexon Corp. (A)(B)	3,305	50,666
Invitae Corp. (A)(B)	1,369	6,421
Ionis Pharmaceuticals, Inc. (A)	3,256	143,524
Ironwood Pharmaceuticals, Inc. (A)	3,567	55,039
Jounce Therapeutics, Inc. (A)(B)	886	19,802
Kadmon Holdings, Inc. (A)	2,301	9,779
Keryx Biopharmaceuticals, Inc. (A)(B)	3,281	13,419
Kindred Biosciences, Inc. (A)	928	8,027
Kura Oncology, Inc. (A)	766	14,363
Lexicon Pharmaceuticals, Inc. (A)(B)	2,915	24,982
Ligand Pharmaceuticals, Inc. (A)(B)	527	87,039
Loxo Oncology, Inc. (A)	732	84,451
MacroGenics, Inc. (A)	1,031	25,940
Madrigal Pharmaceuticals, Inc. (A)	342	39,942
MannKind Corp. (A)(B)	2,896	6,603
MediciNova, Inc. (A)(B)	1,166	11,917
Merrimack Pharmaceuticals, Inc.	578	4,653
Mersana Therapeutics, Inc. (A)	637	10,045
MiMedx Group, Inc. (A)(B)	2,595	18,087
Minerva Neurosciences, Inc. (A)	1,207	7,544
Miragen Therapeutics, Inc. (A)	828	5,804
Molecular Templates, Inc. (A)	772	6,176
Momenta Pharmaceuticals, Inc. (A)	2,115	38,387
Mustang Bio, Inc. (A)	783	8,566
Myriad Genetics, Inc. (A)	1,862	55,022
NantKwest, Inc. (A)(B)	2,233	8,686
Natera, Inc. (A)	1,474	13,664
Neurocrine Biosciences, Inc. (A)	2,209	183,192
NewLink Genetics Corp. (A)(B)	821	5,952
Novavax, Inc. (A)(B)	8,348	17,531
Omthera Pharmaceuticals, Inc. (A)(C)	598	368
Oncocyte Corp. (A)(B)	1,221	2,564
OncoMed Pharmaceuticals, Inc. (A)	498	1,584
OPKO Health, Inc. (A)(B)	13,787	43,705
Osiris Therapeutics, Inc. (A)(B)	525	4,620
Otonomy, Inc. (A)	1,390	5,838
Ovid Therapeutics, Inc. (A)	886	6,264
Palatin Technologies, Inc. (A)	1,228	1,339
PDL BioPharma, Inc. (A)	4,159	12,227
Pieris Pharmaceuticals, Inc. (A)	1,471	10,032
PolarityTE, Inc. (A)	290	5,258
Portola Pharmaceuticals, Inc. (A)	1,588	51,864
Progenics Pharmaceuticals, Inc. (A)	1,955	14,584
Protagonist Therapeutics, Inc. (A)	486	4,175
Proteostasis Therapeutics, Inc. (A)	1,327	6,303
PTC Therapeutics, Inc. (A)	1,135	30,713
Puma Biotechnology, Inc. (A)	1,014	69,003
Ra Pharmaceuticals, Inc. (A)	631	3,351
Recro Pharma, Inc. (A)	896	9,865
Regeneron Pharmaceuticals, Inc. (A)	2,741	943,891
REGENXBIO, Inc. (A)	843	25,164
Regulus Therapeutics, Inc. (A)	6,057	4,346
Repligen Corp. (A)	1,032	37,338
Retrophin, Inc. (A)	1,052	23,523
Rhythm Pharmaceuticals, Inc. (A)	694	13,811
Rigel Pharmaceuticals, Inc. (A)	3,503	12,401
Riot Blockchain, Inc. (B)	273	1,807
Rocket Pharmaceuticals, Inc. (A)	971	18,206
Sage Therapeutics, Inc. (A)	1,030	165,902
Sangamo Therapeutics, Inc. (A)	2,281	43,339
Sarepta Therapeutics, Inc. (A)(B)	1,615	119,655
Savara, Inc. (A)	827	7,608
Seattle Genetics, Inc. (A)	3,638	190,413
Selecta Biosciences, Inc. (A)	604	6,155
Seres Therapeutics, Inc. (A)(B)	1,133	8,316
Sierra Oncology, Inc. (A)	2,075	4,295
Spark Therapeutics, Inc. (A)(B)	999	66,523
Spectrum Pharmaceuticals, Inc. (A)	2,679	43,105
Spero Therapeutics, Inc. (A)	635	9,049
Spring Bank Pharmaceuticals, Inc. (A)	517	7,951
Stemline Therapeutics, Inc. (A)	715	10,940
Strongbridge Biopharma PLC (A)	1,240	10,974
Sunesis Pharmaceuticals, Inc. (A)	1,269	3,452
Syndax Pharmaceuticals, Inc. (A)	629	8,951
Synergy Pharmaceuticals, Inc. (A)(B)	6,230	11,401
Synlogic, Inc. (A)	463	4,343
Syros Pharmaceuticals, Inc. (A)	721	9,359
T2 Biosystems, Inc. (A)	160	1,038
TESARO, Inc. (A)(B)	1,385	79,139
Tocagen, Inc. (A)(B)	176	2,086
Ultragenyx Pharmaceutical, Inc. (A)	1,165	59,403
United Therapeutics Corp. (A)	1,123	126,180
Vanda Pharmaceuticals, Inc. (A)	1,222	20,591
Veracyte, Inc. (A)	983	5,465
Verastem, Inc. (A)	1,842	5,489
Vericel Corp. (A)	1,284	12,776
Vertex Pharmaceuticals, Inc. (A)	6,453	1,051,710
Viking Therapeutics, Inc. (A)	1,187	5,187
Vital Therapies, Inc. (A)	1,384	9,411
Voyager Therapeutics, Inc. (A)(B)	743	13,961
vTv Therapeutics, Inc., Class A (A)	1,071	4,359
XBiotech, Inc. (A)(B)	1,742	9,320
Xencor, Inc. (A)	1,295	38,824
XOMA Corp. (A)	278	5,624
Zafgen, Inc. (A)	1,004	7,480
ZIOPHARM Oncology, Inc. (A)(B)	3,927	15,394
		22,247,225
Health care equipment and supplies – 2.3%
Abaxis, Inc.	520	36,722
Abbott Laboratories	44,451	2,663,504
ABIOMED, Inc. (A)	1,130	328,819

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Accuray, Inc. (A)	2,433	$12,165
Align Technology, Inc. (A)	2,048	514,314
Analogic Corp.	350	33,565
AngioDynamics, Inc. (A)	1,021	17,612
Anika Therapeutics, Inc. (A)	404	20,087
Antares Pharma, Inc. (A)	4,423	9,731
AtriCure, Inc. (A)	953	19,556
Atrion Corp.	51	32,196
AxoGen, Inc. (A)	911	33,252
Baxter International, Inc.	13,931	906,072
Becton, Dickinson and Company	6,804	1,474,427
Boston Scientific Corp. (A)	35,067	958,030
Cantel Medical Corp.	1,069	119,097
Cardiovascular Systems, Inc. (A)	915	20,066
Cerus Corp. (A)	3,177	17,410
Cogentix Medical, Inc. (A)	2,584	9,948
ConforMIS, Inc. (A)	2,228	3,231
CONMED Corp.	652	41,291
Corindus Vascular Robotics, Inc. (A)(B)	6,252	8,565
CryoLife, Inc. (A)	912	18,286
CryoPort, Inc. (A)	894	7,688
Cutera, Inc. (A)	375	18,844
CytoSorbents Corp. (A)	228	1,607
Danaher Corp.	17,767	1,739,567
DENTSPLY SIRONA, Inc.	5,869	295,269
DexCom, Inc. (A)(B)	2,232	165,525
Edwards Lifesciences Corp. (A)	5,404	753,966
Endologix, Inc. (A)	2,422	10,245
FONAR Corp. (A)	241	7,182
GenMark Diagnostics, Inc. (A)	1,560	8,486
Glaukos Corp. (A)(B)	943	29,073
Globus Medical, Inc., Class A (A)	2,425	120,814
Haemonetics Corp. (A)	1,321	96,644
Halyard Health, Inc. (A)	1,125	51,840
Heska Corp. (A)	197	15,577
Hill-Rom Holdings, Inc.	1,705	148,335
Hologic, Inc. (A)	7,026	262,491
ICU Medical, Inc. (A)	511	128,976
IDEXX Laboratories, Inc. (A)	2,231	426,991
Inogen, Inc. (A)	564	69,282
Insulet Corp. (A)	1,479	128,200
Integer Holdings Corp. (A)	863	48,803
Integra LifeSciences Holdings Corp. (A)	1,975	109,297
Intuitive Surgical, Inc. (A)	2,862	1,181,519
Invacare Corp. (B)	900	15,660
iRhythm Technologies, Inc. (A)	621	39,092
IRIDEX Corp. (A)	814	4,656
K2M Group Holdings, Inc. (A)	1,206	22,854
Lantheus Holdings, Inc. (A)	1,016	16,154
LeMaitre Vascular, Inc.	515	18,658
Masimo Corp. (A)	1,330	116,974
MedCath Corp. (C)	613	307
Meridian Bioscience, Inc.	1,192	16,926
Merit Medical Systems, Inc. (A)	1,371	62,175
Natus Medical, Inc. (A)	710	23,892
Neogen Corp. (A)	1,304	87,355
Nevro Corp. (A)	802	69,509
Novocure, Ltd. (A)	2,441	53,214
NuVasive, Inc. (A)	1,239	64,688
Nuvectra Corp. (A)	555	7,226
NxStage Medical, Inc. (A)	1,804	44,847
Obalon Therapeutics, Inc. (A)	803	2,754
OraSure Technologies, Inc. (A)	1,625	27,446
Orthofix International NV (A)	509	29,919
OrthoPediatrics Corp. (A)	403	6,069
Penumbra, Inc. (A)	842	97,377
Pulse Biosciences, Inc. (A)(B)	385	5,209
Quidel Corp. (A)	915	47,406
ResMed, Inc.	3,607	355,181
Rockwell Medical, Inc. (A)(B)	1,446	7,534
RTI Surgical, Inc. (A)	1,700	7,820
Senseonics Holdings, Inc. (A)	3,826	11,478
Sientra, Inc. (A)(B)	532	5,139
STAAR Surgical Company (A)	1,153	17,064
Stryker Corp.	9,562	1,538,717
Surmodics, Inc. (A)	364	13,850
Synergetics USA, Inc. (A)(C)	781	148
Tactile Systems Technology, Inc. (A)	467	14,851
Teleflex, Inc.	1,138	290,167
The Cooper Companies, Inc.	1,264	289,216
Utah Medical Products, Inc.	104	10,280
Varex Imaging Corp. (A)	1,027	36,746
Varian Medical Systems, Inc. (A)	2,342	287,246
West Pharmaceutical Services, Inc.	1,942	171,459
Zimmer Biomet Holdings, Inc.	5,172	563,955
		17,625,385
Health care providers and services – 2.4%
AAC Holdings, Inc. (A)(B)	965	11,078
Acadia Healthcare Company, Inc. (A)	2,171	85,060
Aceto Corp.	853	6,483
Addus HomeCare Corp. (A)	312	15,179
Aetna, Inc.	8,322	1,406,418
Almost Family, Inc. (A)	381	21,336
Amedisys, Inc. (A)	926	55,875
American Renal Associates
Holdings, Inc. (A)(B)	923	17,399
AmerisourceBergen Corp.	5,563	479,586
AMN Healthcare Services, Inc. (A)	1,148	65,149
Anthem, Inc.	6,552	1,439,474
BioScrip, Inc. (A)	3,600	8,856
BioTelemetry, Inc. (A)	881	27,355
Brookdale Senior Living, Inc. (A)	4,348	29,175
Capital Senior Living Corp. (A)	893	9,600
Cardinal Health, Inc.	8,030	503,320
Centene Corp. (A)	4,401	470,335
Chemed Corp.	402	109,690
Cigna Corp.	6,291	1,055,252
Civitas Solutions, Inc. (A)	1,056	16,262
Community Health Systems, Inc. (A)(B)	3,196	12,656
CorVel Corp. (A)	522	26,387
Cross Country Healthcare, Inc. (A)	1,014	11,266
DaVita, Inc. (A)	4,827	318,292
Diplomat Pharmacy, Inc. (A)	1,868	37,640
Encompass Health Corp.	2,534	144,869
Envision Healthcare Corp. (A)	3,074	118,134
Express Scripts Holding Company (A)	14,449	998,137
Genesis Healthcare, Inc. (A)	7,455	11,257
Hanger, Inc. (A)	926	14,816
HCA Healthcare, Inc.	9,037	876,589
HealthEquity, Inc. (A)	1,488	90,084
Henry Schein, Inc. (A)	3,999	268,773
Humana, Inc.	3,645	979,885
Kindred Healthcare, Inc. (A)	2,409	22,042
Laboratory Corp. of America
Holdings (A)	2,593	419,418
LHC Group, Inc. (A)	498	30,657
LifePoint Health, Inc. (A)	945	44,415
Magellan Health, Inc. (A)	647	69,294
McKesson Corp.	5,320	749,428
MEDNAX, Inc. (A)	2,406	133,846

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Molina Healthcare, Inc. (A)	1,455	$118,117
National HealthCare Corp.	429	25,581
National Research Corp., Class A	579	16,936
National Research Corp., Class B	665	32,253
Owens & Minor, Inc.	1,661	25,829
Patterson Companies, Inc.	2,414	53,663
PetIQ, Inc. (A)(B)	575	15,295
Premier, Inc., Class A (A)	3,584	112,215
Quest Diagnostics, Inc.	3,465	347,540
Quorum Health Corp. (A)	392	3,207
R1 RCM, Inc. (A)	2,964	21,163
RadNet, Inc. (A)	1,310	18,864
Select Medical Holdings Corp. (A)	3,631	62,635
Surgery Partners, Inc. (A)(B)	1,386	23,770
Tenet Healthcare Corp. (A)	2,354	57,085
The Ensign Group, Inc.	1,404	36,925
The Providence Service Corp. (A)	378	26,135
Tivity Health, Inc. (A)	1,074	42,584
UnitedHealth Group, Inc.	24,737	5,293,718
Universal Health Services, Inc., Class B	2,395	283,592
US Physical Therapy, Inc.	347	28,211
WellCare Health Plans, Inc. (A)	1,136	219,964
		18,076,049
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	4,420	54,587
athenahealth, Inc. (A)	1,030	147,321
Castlight Health, Inc., B Shares (A)(B)	3,656	13,344
Cerner Corp. (A)	8,487	492,246
Computer Programs & Systems, Inc. (B)	379	11,067
Cotiviti Holdings, Inc. (A)	2,292	78,936
Evolent Health, Inc., Class A (A)(B)	2,045	29,141
HealthStream, Inc.	886	21,999
HMS Holdings Corp. (A)	2,330	39,237
Inovalon Holdings, Inc., Class A (A)(B)	3,391	35,945
Medidata Solutions, Inc. (A)	1,476	92,708
NantHealth, Inc. (A)	3,451	10,526
Omnicell, Inc. (A)	1,024	44,442
Quality Systems, Inc. (A)	1,749	23,874
Simulations Plus, Inc.	455	6,711
Tabula Rasa HealthCare, Inc. (A)	474	18,391
Teladoc, Inc. (A)(B)	1,541	62,102
Veeva Systems, Inc., Class A (A)	3,554	259,513
Vocera Communications, Inc. (A)	782	18,314
		1,460,404
Life sciences tools and services – 0.8%
Accelerate Diagnostics, Inc. (A)	1,535	35,075
Agilent Technologies, Inc.	8,228	550,453
Bio-Rad Laboratories, Inc., Class A (A)	747	186,810
Bio-Techne Corp.	961	145,149
Bruker Corp.	3,887	116,299
Cambrex Corp. (A)	894	46,756
Charles River Laboratories
International, Inc. (A)	1,222	130,436
Codexis, Inc. (A)	1,349	14,839
Enzo Biochem, Inc. (A)	1,266	6,938
Fluidigm Corp. (A)	357	2,085
Harvard Bioscience, Inc. (A)	485	2,425
Illumina, Inc. (A)	3,729	881,610
IQVIA Holdings, Inc. (A)	5,365	526,360
Luminex Corp.	1,250	26,338
Medpace Holdings, Inc. (A)	869	30,337
Mettler-Toledo International, Inc. (A)	655	376,645
NanoString Technologies, Inc. (A)	769	5,775
NeoGenomics, Inc. (A)	2,195	17,911
Pacific Biosciences of
California, Inc. (A)	3,229	6,619
PerkinElmer, Inc.	2,803	212,243
PRA Health Sciences, Inc. (A)	1,614	133,897
Quanterix Corp. (A)	534	9,099
Syneos Health, Inc. (A)	2,651	94,111
Thermo Fisher Scientific, Inc.	10,240	2,114,150
Waters Corp. (A)	2,034	404,054
		6,076,414
Pharmaceuticals – 3.6%
Aclaris Therapeutics, Inc. (A)(B)	747	13,087
Adamis Pharmaceuticals Corp. (A)(B)	1,632	5,712
Aerie Pharmaceuticals, Inc. (A)	991	53,762
Agile Therapeutics, Inc. (A)	1,595	4,099
Akcea Therapeutics, Inc. (A)(B)	1,821	46,636
Akorn, Inc. (A)	3,187	59,629
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Allergan PLC	8,489	1,428,614
Amphastar Pharmaceuticals, Inc. (A)	1,295	24,281
Ampio Pharmaceuticals, Inc. (A)	1,902	6,467
ANI Pharmaceuticals, Inc. (A)	324	18,863
Aratana Therapeutics, Inc. (A)	1,239	5,464
Assembly Biosciences, Inc. (A)	477	23,440
BioDelivery Sciences
International, Inc. (A)	2,697	6,068
Bristol-Myers Squibb Company	41,789	2,643,154
Catalent, Inc. (A)	3,413	140,138
Chelsea Therapeutics
International, Ltd. (A)(C)	1,686	135
Clearside Biomedical, Inc. (A)(B)	998	10,709
Collegium Pharmaceutical, Inc. (A)(B)	840	21,462
Corcept Therapeutics, Inc. (A)(B)	3,097	50,946
Corium International, Inc. (A)	1,009	11,573
Depomed, Inc. (A)	1,816	11,967
Dermira, Inc. (A)	1,155	9,228
Dova Pharmaceuticals, Inc. (A)(B)	710	19,255
Durect Corp. (A)	4,211	9,012
Eli Lilly & Company	28,117	2,175,412
Endo International PLC (A)	6,152	36,543
Endocyte, Inc. (A)	1,801	16,371
Horizon Pharma PLC (A)	3,927	55,763
Impax Laboratories, Inc. (A)	2,043	39,736
Innoviva, Inc. (A)	2,501	41,692
Intersect ENT, Inc. (A)	798	31,361
Johnson & Johnson	68,594	8,790,321
Kala Pharmaceuticals, Inc. (A)	674	10,669
Lannett Company, Inc. (A)	1,025	16,451
Marinus Pharmaceuticals, Inc. (A)	1,468	5,608
Melinta Therapeutics, Inc. (A)(B)	781	5,779
Merck & Company, Inc.	69,559	3,788,879
MyoKardia, Inc. (A)	965	47,092
Nektar Therapeutics (A)	4,020	427,165
Neos Therapeutics, Inc. (A)(B)	969	8,043
Ocular Therapeutix, Inc. (A)	1,316	8,567
Odonate Therapeutics, Inc. (A)	680	14,402
Omeros Corp. (A)(B)	1,320	14,744
Optinose, Inc. (A)	957	19,159
Pacira Pharmaceuticals, Inc. (A)	1,111	34,608
Paratek Pharmaceuticals, Inc. (A)	760	9,880
Pfizer, Inc.	152,184	5,401,010
Phibro Animal Health Corp., Class A	1,100	43,670
Prestige Brands Holdings, Inc. (A)	1,453	48,995
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	714	14,644
Revance Therapeutics, Inc. (A)	851	26,211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
scPharmaceuticals, Inc. (A)	640	$7,936
Sienna Biopharmaceuticals, Inc. (A)	555	10,423
Supernus Pharmaceuticals, Inc. (A)	1,388	63,570
Teligent, Inc. (A)	1,521	5,111
Tetraphase Pharmaceuticals, Inc. (A)	1,403	4,307
The Medicines Company (A)	1,753	57,744
TherapeuticsMD, Inc. (A)(B)	5,607	27,306
Tobira Therapeutics, Inc. (A)(C)	609	7,381
Zoetis, Inc.	12,443	1,039,115
Zogenix, Inc. (A)	862	34,523
Zynerba Pharmaceuticals, Inc. (A)(B)	581	5,049
		27,019,013
		92,504,490
Industrials – 10.4%
Aerospace and defense – 2.6%
AAR Corp.	757	33,391
Aerojet Rocketdyne Holdings, Inc. (A)	2,058	57,562
Aerovironment, Inc. (A)	650	29,582
Arconic, Inc.	12,274	282,793
Astronics Corp. (A)	623	23,238
Axon Enterprise, Inc. (A)(B)	1,455	57,196
BWX Technologies, Inc.	2,574	163,526
Cubic Corp.	751	47,764
Curtiss-Wright Corp.	1,148	155,060
Ducommun, Inc. (A)	321	9,752
Engility Holdings, Inc. (A)	1,030	25,132
Esterline Technologies Corp. (A)	716	52,375
General Dynamics Corp.	7,621	1,683,479
Harris Corp.	3,042	490,614
HEICO Corp., Class A	2,628	186,457
Hexcel Corp.	2,320	149,849
Huntington Ingalls Industries, Inc.	1,141	294,104
KLX, Inc. (A)	1,308	92,946
Kratos Defense & Security
Solutions, Inc. (A)	2,763	28,431
L3 Technologies, Inc.	1,996	415,168
Lockheed Martin Corp.	7,322	2,474,323
Mercury Systems, Inc. (A)	1,316	63,589
Moog, Inc., Class A (A)	880	72,521
National Presto Industries, Inc. (B)	196	18,375
Northrop Grumman Corp.	4,444	1,551,489
Orbital ATK, Inc.	1,452	192,550
Raytheon Company	7,378	1,592,320
Rockwell Collins, Inc.	4,158	560,706
Sparton Corp. (A)	332	5,780
Spirit AeroSystems Holdings, Inc.,
Class A	2,935	245,660
Teledyne Technologies, Inc. (A)	925	173,132
Textron, Inc.	6,721	396,337
The Boeing Company	15,205	4,985,415
The KeyW Holding Corp. (A)	1,434	11,271
TransDigm Group, Inc.	1,327	407,309
Triumph Group, Inc.	1,366	34,423
United Technologies Corp.	20,381	2,564,337
Vectrus, Inc. (A)	294	10,949
Wesco Aircraft Holdings, Inc. (A)	2,836	29,069
		19,667,974
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	1,616	37,685
Atlas Air Worldwide Holdings, Inc. (A)	688	41,590
C.H. Robinson Worldwide, Inc.	3,557	333,326
Echo Global Logistics, Inc. (A)	790	21,804
Expeditors International of
Washington, Inc.	4,529	286,686
FedEx Corp.	6,842	1,642,833
Forward Air Corp.	699	36,949
Hub Group, Inc., Class A (A)	934	39,088
United Parcel Service, Inc., Class B	21,996	2,302,101
XPO Logistics, Inc. (A)	3,025	307,975
		5,050,037
Airlines – 0.5%
Alaska Air Group, Inc.	3,128	193,811
Allegiant Travel Company	394	67,985
American Airlines Group, Inc.	12,241	636,042
Delta Air Lines, Inc.	18,227	999,022
Hawaiian Holdings, Inc.	1,268	49,072
JetBlue Airways Corp. (A)	8,233	167,295
SkyWest, Inc.	1,282	69,741
Southwest Airlines Company	15,173	869,109
Spirit Airlines, Inc. (A)	1,725	65,171
United Continental Holdings, Inc. (A)	7,573	526,096
		3,643,344
Building products – 0.4%
AAON, Inc.	1,262	49,218
Advanced Drainage Systems, Inc.	1,541	39,912
American Woodmark Corp. (A)	392	38,592
AO Smith Corp.	4,447	282,785
Apogee Enterprises, Inc.	790	34,247
Armstrong Flooring, Inc. (A)	761	10,327
Armstrong World Industries, Inc. (A)	1,315	74,035
Builders FirstSource, Inc. (A)	2,730	54,163
Continental Building Products, Inc. (A)	772	22,041
CSW Industrials, Inc. (A)	443	19,957
Fortune Brands Home & Security, Inc.	3,845	226,432
Gibraltar Industries, Inc. (A)	875	29,619
Griffon Corp.	1,323	24,145
Insteel Industries, Inc.	543	15,003
JELD-WEN Holding, Inc. (A)	3,085	94,463
Johnson Controls International PLC	23,811	839,100
Lennox International, Inc.	1,077	220,106
Masco Corp.	8,021	324,369
NCI Building Systems, Inc. (A)	1,950	34,515
Owens Corning	2,831	227,612
Patrick Industries, Inc. (A)	691	42,738
PGT Innovations, Inc. (A)	1,354	25,252
Ply Gem Holdings, Inc. (A)	1,538	33,221
Quanex Building Products Corp.	973	16,930
Simpson Manufacturing Company, Inc.	1,174	67,611
Trex Company, Inc. (A)	731	79,511
Universal Forest Products, Inc.	1,489	48,318
USG Corp. (A)	3,685	148,948
		3,123,170
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,566	52,430
ACCO Brands Corp.	2,972	37,299
Advanced Disposal Services, Inc. (A)	2,130	47,456
ARC Document Solutions, Inc. (A)	1,859	4,090
Brady Corp., Class A	1,434	53,273
Casella Waste Systems, Inc., Class A (A)	1,180	27,588
CECO Environmental Corp.	1,030	4,584
Cintas Corp.	2,710	462,272
Civeo Corp. (A)	3,710	13,987
Clean Harbors, Inc. (A)	1,427	69,652
Copart, Inc. (A)	5,890	299,978
Covanta Holding Corp.	3,622	52,519
Deluxe Corp.	1,214	89,848
Ennis, Inc.	700	13,790
Essendant, Inc.	1,072	8,362

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Healthcare Services Group, Inc.	1,855	$80,655
Heritage-Crystal Clean, Inc. (A)	637	15,001
Herman Miller, Inc.	1,463	46,743
HNI Corp.	1,011	36,487
Hudson Technologies, Inc. (A)(B)	1,248	6,165
InnerWorkings, Inc. (A)	1,547	14,000
Interface, Inc.	1,706	42,991
KAR Auction Services, Inc.	3,440	186,448
Kimball International, Inc., Class B	1,061	18,079
Knoll, Inc.	1,376	27,781
LSC Communications, Inc.	987	17,223
Matthews International Corp., Class A	749	37,899
McGrath RentCorp	664	35,650
Mobile Mini, Inc.	1,065	46,328
MSA Safety, Inc.	944	78,579
Multi-Color Corp.	575	37,979
NL Industries, Inc. (A)	1,371	10,762
Pitney Bowes, Inc.	4,518	49,201
Quad/Graphics, Inc.	1,451	36,783
Republic Services, Inc.	8,526	564,677
Rollins, Inc.	5,579	284,696
RR Donnelley & Sons Company	1,999	17,451
SP Plus Corp. (A)	619	22,036
Steelcase, Inc., Class A	3,228	43,901
Stericycle, Inc. (A)	2,221	129,995
Swisher Hygiene, Inc. (A)	450	421
Team, Inc. (A)(B)	842	11,578
Tetra Tech, Inc.	1,397	68,383
The Brink’s Company	1,273	90,829
UniFirst Corp.	510	82,442
US Ecology, Inc.	611	32,566
Viad Corp.	552	28,952
VSE Corp.	302	15,619
Waste Management, Inc.	11,077	931,797
		4,387,225
Construction and engineering – 0.2%
AECOM (A)	4,063	144,765
Aegion Corp. (A)	916	20,986
Ameresco, Inc., Class A (A)	1,258	16,354
Argan, Inc.	415	17,824
Comfort Systems USA, Inc.	1,027	42,364
Dycom Industries, Inc. (A)	774	83,306
EMCOR Group, Inc.	1,516	118,142
Fluor Corp.	3,518	201,300
Granite Construction, Inc.	961	53,681
Great Lakes Dredge & Dock Corp. (A)	1,745	8,027
HC2 Holdings, Inc. (A)	1,457	7,664
IES Holdings, Inc. (A)	602	9,120
Jacobs Engineering Group, Inc.	3,593	212,526
KBR, Inc.	3,431	55,548
Layne Christensen Company (A)	600	8,952
MasTec, Inc. (A)	2,092	98,429
MYR Group, Inc. (A)	461	14,208
Northwest Pipe Company (A)	368	6,366
Orion Group Holdings, Inc. (A)	1,081	7,124
Primoris Services Corp.	1,418	35,422
Quanta Services, Inc. (A)	3,999	137,366
Sterling Construction Company, Inc. (A)	733	8,400
Tutor Perini Corp. (A)	1,370	30,209
Valmont Industries, Inc.	570	83,391
		1,421,474
Electrical equipment – 0.5%
Acuity Brands, Inc.	1,051	146,289
Allied Motion Technologies, Inc.	289	11,488
AMETEK, Inc.	5,916	449,439
Atkore International Group, Inc. (A)	1,433	28,445
AZZ, Inc.	725	31,683
Babcock & Wilcox Enterprises, Inc. (A)	1,702	7,438
Eaton Corp. PLC	11,253	899,227
Emerson Electric Company	16,397	1,119,915
Encore Wire Corp.	587	33,283
Energous Corp. (A)(B)	688	11,029
EnerSys	1,083	75,128
Enphase Energy, Inc. (A)	2,749	12,563
FuelCell Energy, Inc. (A)	3,640	6,297
General Cable Corp.	1,377	40,759
Hubbell, Inc.	1,375	167,448
LSI Industries, Inc.	199	1,614
Plug Power, Inc. (A)(B)	6,157	11,637
Powell Industries, Inc.	332	8,911
Preformed Line Products Company	145	9,438
Regal Beloit Corp.	1,123	82,372
Revolution Lighting
Technologies, Inc. (A)	1,281	4,394
Rockwell Automation, Inc.	3,286	572,421
Sunrun, Inc. (A)(B)	2,933	26,192
Thermon Group Holdings, Inc. (A)	912	20,438
TPI Composites, Inc. (A)	945	21,215
Vicor Corp. (A)	1,095	31,262
Vivint Solar, Inc. (A)(B)	3,209	11,713
		3,842,038
Industrial conglomerates – 1.4%
3M Company	15,206	3,338,021
Carlisle Companies, Inc.	1,589	165,907
General Electric Company	221,392	2,984,364
Honeywell International, Inc.	19,451	2,810,864
Icahn Enterprises LP (B)	4,276	243,903
Raven Industries, Inc.	1,000	35,050
Roper Technologies, Inc.	2,618	734,846
		10,312,955
Machinery – 1.9%
Actuant Corp., Class A	1,627	37,828
AGCO Corp.	2,047	132,748
Alamo Group, Inc.	316	34,728
Albany International Corp., Class A	892	55,928
Allison Transmission Holdings, Inc.	3,691	144,170
Altra Industrial Motion Corp.	651	29,913
American Railcar Industries, Inc. (B)	553	20,688
Astec Industries, Inc.	516	28,473
Barnes Group, Inc.	1,353	81,031
Briggs & Stratton Corp.	1,186	25,392
Caterpillar, Inc.	15,188	2,238,407
Chart Industries, Inc. (A)	704	41,557
CIRCOR International, Inc.	461	19,666
Colfax Corp. (A)	3,177	101,346
Columbus McKinnon Corp.	622	22,292
Commercial Vehicle Group, Inc. (A)	1,034	8,014
Crane Company	1,540	142,820
Cummins, Inc.	4,238	686,937
Deere & Company	8,196	1,273,003
DMC Global, Inc.	432	11,556
Donaldson Company, Inc.	3,271	147,359
Douglas Dynamics, Inc.	623	27,007
Dover Corp.	3,970	389,933
Energy Recovery, Inc. (A)(B)	1,545	12,700
EnPro Industries, Inc.	501	38,767
ESCO Technologies, Inc.	719	42,097
Evoqua Water Technologies Corp. (A)	2,964	63,104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Federal Signal Corp.	1,641	$36,135
Flowserve Corp.	3,380	146,455
Fortive Corp.	8,880	688,378
Franklin Electric Company, Inc.	1,116	45,477
FreightCar America, Inc.	410	5,494
Gardner Denver Holdings, Inc. (A)	5,115	156,928
Gencor Industries, Inc. (A)	428	6,891
Global Brass & Copper Holdings, Inc.	592	19,802
Graco, Inc.	4,242	193,944
Graham Corp.	354	7,583
Hardinge, Inc.	60	1,099
Harsco Corp. (A)	2,207	45,575
Hillenbrand, Inc.	1,562	71,696
Hurco Companies, Inc.	183	8,400
Hyster-Yale Materials Handling, Inc.	343	23,986
IDEX Corp.	1,958	279,035
Illinois Tool Works, Inc.	8,748	1,370,462
ITT, Inc.	2,265	110,940
John Bean Technologies Corp.	796	90,266
Kadant, Inc.	299	28,256
Kennametal, Inc.	2,052	82,408
LB Foster Company, Class A (A)	298	7,018
Lincoln Electric Holdings, Inc.	1,723	154,984
Lindsay Corp. (B)	285	26,060
Lydall, Inc. (A)	480	23,160
Manitex International, Inc. (A)	126	1,440
Meritor, Inc. (A)	2,137	43,937
Milacron Holdings Corp. (A)	1,513	30,472
Miller Industries, Inc.	317	7,925
Mueller Industries, Inc.	1,341	35,081
Mueller Water Products, Inc., Class A	3,700	40,219
Navistar International Corp. (A)	2,509	87,740
NN, Inc.	766	18,384
Nordson Corp.	1,468	200,147
Omega Flex, Inc.	281	18,293
Oshkosh Corp.	1,947	150,445
PACCAR, Inc.	8,985	594,537
Parker-Hannifin Corp.	3,401	581,673
Park-Ohio Holdings Corp.	359	13,947
Pentair PLC	4,628	315,306
Proto Labs, Inc. (A)	654	76,878
RBC Bearings, Inc. (A)	608	75,514
REV Group, Inc.	1,752	36,372
Rexnord Corp. (A)	2,553	75,773
Snap-on, Inc.	1,431	211,130
Spartan Motors, Inc.	989	17,011
SPX Corp. (A)	1,177	38,229
SPX FLOW, Inc. (A)	1,017	50,026
Standex International Corp.	280	26,698
Stanley Black & Decker, Inc.	3,917	600,084
Sun Hydraulics Corp.	750	40,170
Tennant Company	496	33,579
Terex Corp.	2,180	81,554
The Eastern Company	253	7,211
The ExOne Company (A)	79	575
The Gorman-Rupp Company	728	21,294
The Greenbrier Companies, Inc. (B)	782	39,296
The Manitowoc Company, Inc. (A)	959	27,293
The Middleby Corp. (A)	1,454	179,991
The Timken Company	1,957	89,239
The Toro Company	2,697	168,428
Titan International, Inc.	1,677	21,147
TriMas Corp. (A)	1,278	33,548
Trinity Industries, Inc.	3,918	127,844
Twin Disc, Inc. (A)	354	7,696
Wabash National Corp.	1,600	33,296
WABCO Holdings, Inc. (A)	1,359	181,929
Wabtec Corp. (B)	2,427	197,558
Watts Water Technologies, Inc., Class A	850	66,045
Welbilt, Inc. (A)	3,489	67,861
Woodward, Inc.	1,594	114,226
Xylem, Inc.	4,567	351,294
		14,726,231
Marine – 0.0%
Eagle Bulk Shipping, Inc. (A)	2,130	10,544
Kirby Corp. (A)	1,490	114,656
Matson, Inc.	993	28,440
		153,640
Professional services – 0.3%
Acacia Research Corp. (A)	1,963	6,871
ASGN, Inc. (A)	1,324	108,409
Barrett Business Services, Inc.	206	17,073
CBIZ, Inc. (A)	1,496	27,302
CoStar Group, Inc. (A)	920	333,666
CRA International, Inc.	233	12,184
Equifax, Inc.	3,064	360,970
Exponent, Inc.	704	55,370
Forrester Research, Inc.	498	20,642
Franklin Covey Company (A)	395	10,626
FTI Consulting, Inc. (A)	895	43,327
Heidrick & Struggles International, Inc.	532	16,625
Hill International, Inc. (A)	1,520	8,664
Huron Consulting Group, Inc. (A)	619	23,584
ICF International, Inc.	515	30,102
Insperity, Inc.	1,009	70,176
Kelly Services, Inc., Class A	1,056	30,666
Kforce, Inc.	758	20,504
Korn/Ferry International	1,385	71,452
ManpowerGroup, Inc.	1,689	194,404
Mistras Group, Inc. (A)	810	15,341
Navigant Consulting, Inc. (A)	1,284	24,704
Pendrell Corp.	12	7,740
Resources Connection, Inc.	841	13,624
Robert Half International, Inc.	3,161	182,990
RPX Corp.	1,369	14,635
The Dun & Bradstreet Corp.	948	110,916
TransUnion (A)	4,664	264,822
TriNet Group, Inc. (A)	1,726	79,948
TrueBlue, Inc. (A)	1,160	30,044
Verisk Analytics, Inc. (A)	4,205	437,320
WageWorks, Inc. (A)	956	43,211
Willdan Group, Inc. (A)	264	7,484
		2,695,396
Road and rail – 0.9%
AMERCO	495	170,825
ArcBest Corp.	699	22,403
Avis Budget Group, Inc. (A)	2,083	97,568
Celadon Group, Inc.	363	1,343
Covenant Transportation Group, Inc.,
Class A (A)	501	14,945
CSX Corp.	22,813	1,270,912
Daseke, Inc. (A)	1,206	11,807
Genesee & Wyoming, Inc., Class A (A)	1,621	114,751
Heartland Express, Inc.	2,270	40,837
Hertz Global Holdings, Inc. (A)(B)	2,305	45,754
J.B. Hunt Transport Services, Inc.	2,772	324,740
Kansas City Southern	2,629	288,796
Knight-Swift Transportation
Holdings, Inc.	4,560	209,806

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Landstar System, Inc.	1,063	$116,558
Marten Transport, Ltd.	1,479	33,721
Norfolk Southern Corp.	7,306	992,009
Old Dominion Freight Line, Inc.	2,099	308,490
P.A.M. Transportation Services, Inc. (A)	61	2,217
Roadrunner Transportation
Systems, Inc. (A)	1,079	2,741
Ryder System, Inc.	1,340	97,539
Saia, Inc. (A)	681	51,177
Schneider National, Inc., Class B (B)	4,551	118,599
Union Pacific Corp.	20,095	2,701,371
Universal Logistics Holdings, Inc.	800	16,920
USA Truck, Inc. (A)	295	7,520
Werner Enterprises, Inc.	1,755	64,058
YRC Worldwide, Inc. (A)	936	8,265
		7,135,672
Trading companies and distributors – 0.4%
Air Lease Corp.	2,636	112,346
Aircastle, Ltd.	1,836	36,463
Applied Industrial Technologies, Inc.	957	69,765
Beacon Roofing Supply, Inc. (A)	1,681	89,211
BMC Stock Holdings, Inc. (A)	1,851	36,187
CAI International, Inc. (A)	518	11,013
DXP Enterprises, Inc. (A)	493	19,202
EnviroStar, Inc. (B)	320	12,560
Fastenal Company	7,333	400,308
Fortress Transportation & Infrastructure
Investors LLC (B)	1,753	27,960
Foundation Building Materials, Inc. (A)	1,193	17,788
GATX Corp. (B)	950	65,066
GMS, Inc. (A)	892	27,260
H&E Equipment Services, Inc.	981	37,759
HD Supply Holdings, Inc. (A)	4,670	177,180
Herc Holdings, Inc. (A)	783	50,856
Kaman Corp.	765	47,522
Lawson Products, Inc. (A)	299	7,550
MRC Global, Inc. (A)	2,156	35,445
MSC Industrial Direct Company, Inc.,
Class A	1,456	133,530
Nexeo Solutions, Inc. (A)	1,766	18,896
NOW, Inc. (A)(B)	2,982	30,476
Rush Enterprises, Inc., Class A (A)	931	39,558
SiteOne Landscape Supply, Inc. (A)	976	75,191
Textainer Group Holdings, Ltd. (A)	1,558	26,408
Titan Machinery, Inc. (A)	613	14,442
United Rentals, Inc. (A)	2,152	371,715
Univar, Inc. (A)	3,602	99,956
Veritiv Corp. (A)	445	17,444
W.W. Grainger, Inc.	1,452	409,856
Watsco, Inc.	928	167,940
WESCO International, Inc. (A)	1,198	74,336
Willis Lease Finance Corp. (A)	275	9,427
		2,770,616
		78,929,772
Information technology – 23.0%
Communications equipment – 1.1%
Acacia Communications, Inc. (A)(B)	1,074	41,306
ADTRAN, Inc.	1,330	20,682
Aerohive Networks, Inc. (A)	1,973	7,971
Applied Optoelectronics, Inc. (A)(B)	524	13,131
Arista Networks, Inc. (A)	1,867	476,645
ARRIS International PLC (A)	4,876	129,555
CalAmp Corp. (A)	968	22,148
Calix, Inc. (A)	1,502	10,289
Casa Systems, Inc. (A)	2,022	59,325
Ciena Corp. (A)	3,518	91,116
Cisco Systems, Inc.	126,224	5,413,747
Clearfield, Inc. (A)(B)	564	7,276
CommScope Holding Company, Inc. (A)	4,872	194,734
Comtech Telecommunications Corp.	652	19,488
Digi International, Inc. (A)	773	7,962
EchoStar Corp., Class A (A)	2,490	131,397
EMCORE Corp. (A)	934	5,324
Extreme Networks, Inc. (A)	3,021	33,442
F5 Networks, Inc. (A)	1,617	233,834
Finisar Corp. (A)	2,667	42,165
Harmonic, Inc. (A)	2,423	9,207
Infinera Corp. (A)	4,118	44,721
InterDigital, Inc.	854	62,854
Juniper Networks, Inc.	9,489	230,867
KVH Industries, Inc. (A)	618	6,396
Lumentum Holdings, Inc. (A)	1,503	95,891
Motorola Solutions, Inc.	4,143	436,258
NETGEAR, Inc. (A)	756	43,243
NetScout Systems, Inc. (A)	2,200	57,970
Oclaro, Inc. (A)	4,607	44,043
Palo Alto Networks, Inc. (A)	2,344	425,483
Plantronics, Inc.	785	47,390
Powerwave Technologies, Inc. (A)(C)	912	0
Quantenna Communications, Inc. (A)	963	13,193
Ribbon Communications, Inc. (A)	2,652	13,525
TESSCO Technologies, Inc.	79	1,829
Ubiquiti Networks, Inc. (A)(B)	1,982	136,362
UTStarcom Holdings Corp. (A)	215	1,058
ViaSat, Inc. (A)(B)	1,499	98,514
Viavi Solutions, Inc. (A)	5,498	53,441
		8,783,782
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	7,812	672,848
Anixter International, Inc. (A)	820	62,115
Arrow Electronics, Inc. (A)	2,217	170,753
Avnet, Inc.	3,161	132,003
AVX Corp.	4,223	69,891
Badger Meter, Inc.	801	37,767
Bel Fuse, Inc., Class B	346	6,539
Belden, Inc.	1,059	73,007
Benchmark Electronics, Inc.	1,371	40,924
CDW Corp.	3,905	274,561
Cognex Corp.	4,475	232,655
Coherent, Inc. (A)	646	121,060
Control4 Corp. (A)	670	14,392
Corning, Inc.	22,186	618,546
CTS Corp.	929	25,269
Daktronics, Inc.	1,241	10,933
Dolby Laboratories, Inc., Class A	2,650	168,434
Electro Scientific Industries, Inc. (A)	904	17,474
ePlus, Inc. (A)	387	30,070
FARO Technologies, Inc. (A)	474	27,682
Fitbit, Inc., Class A (A)(B)	6,454	32,915
FLIR Systems, Inc.	3,600	180,036
II-VI, Inc. (A)	1,569	64,172
Insight Enterprises, Inc. (A)	982	34,301
IPG Photonics Corp. (A)	1,361	317,630
Iteris, Inc. (A)	1,032	5,119
Itron, Inc. (A)	959	68,616
Jabil, Inc.	4,622	132,790
KEMET Corp. (A)	1,301	23,587
Keysight Technologies, Inc. (A)	4,721	247,333
Kimball Electronics, Inc. (A)	758	12,242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Knowles Corp. (A)	2,456	$30,921
Littelfuse, Inc.	585	121,785
Maxwell Technologies, Inc. (A)(B)	1,541	9,138
Mesa Laboratories, Inc.	104	15,438
Methode Electronics, Inc.	1,007	39,374
MicroVision, Inc. (A)(B)	3,177	3,590
MTS Systems Corp.	479	24,740
Napco Security Technologies, Inc. (A)	753	8,810
National Instruments Corp.	3,398	171,837
Novanta, Inc. (A)	808	42,137
OSI Systems, Inc. (A)	513	33,484
PAR Technology Corp. (A)	708	9,976
Park Electrochemical Corp.	597	10,053
PC Connection, Inc.	741	18,525
PCM, Inc. (A)	572	4,748
Plexus Corp. (A)	802	47,903
Rogers Corp. (A)	447	53,434
Sanmina Corp. (A)	1,829	47,828
ScanSource, Inc. (A)	708	25,169
SYNNEX Corp.	1,033	122,307
Systemax, Inc.	1,010	28,836
Tech Data Corp. (A)	960	81,725
Trimble, Inc. (A)	6,374	228,699
TTM Technologies, Inc. (A)	2,807	42,919
Universal Display Corp.	1,188	119,988
VeriFone Systems, Inc. (A)	3,040	46,755
Vishay Intertechnology, Inc.	3,595	66,867
Vishay Precision Group, Inc. (A)	345	10,747
Zebra Technologies Corp., Class A (A)	1,387	193,057
		5,586,454
Internet software and services – 4.9%
2U, Inc. (A)	1,317	110,668
Actua Corp. (A)	909	1,045
Akamai Technologies, Inc. (A)	4,288	304,362
Alarm.com Holdings, Inc. (A)	1,271	47,968
Alphabet, Inc., Class C (A)	17,737	18,300,859
Alteryx, Inc., Class A (A)(B)	1,607	54,863
Amber Road, Inc. (A)	917	8,161
ANGI Homeservices, Inc.,
Class A (A)(B)	12,401	168,406
Appfolio, Inc., Class A (A)	918	37,500
Apptio, Inc., Class A (A)	1,102	31,231
Bandwidth, Inc., Class A (A)	412	13,456
Benefitfocus, Inc. (A)(B)	869	21,204
Blucora, Inc. (A)	1,211	29,791
Box, Inc., Class A (A)	3,262	67,034
Brightcove, Inc. (A)	1,084	7,534
Carbonite, Inc. (A)	761	21,917
Care.com, Inc. (A)	813	13,228
Cargurus, Inc. (A)(B)	2,747	105,677
Cars.com, Inc. (A)	1,946	55,130
ChannelAdvisor Corp. (A)	737	6,707
Cloudera, Inc. (A)	3,595	77,580
CommerceHub, Inc., Series A (A)	353	7,943
CommerceHub, Inc., Series C (A)	804	18,082
comScore, Inc. (A)	1,582	38,079
Cornerstone OnDemand, Inc. (A)	1,383	54,089
Coupa Software, Inc. (A)	1,451	66,195
DHI Group, Inc. (A)	3,230	5,168
eBay, Inc. (A)	26,644	1,072,155
Endurance International Group
Holdings, Inc. (A)	4,023	29,770
Envestnet, Inc. (A)	1,055	60,452
Etsy, Inc. (A)	3,232	90,690
Facebook, Inc., Class A (A)	74,184	11,853,861
Five9, Inc. (A)	1,506	44,864
GoDaddy, Inc., Class A (A)	4,204	258,210
Gogo, Inc. (A)(B)	2,408	20,781
GrubHub, Inc. (A)(B)	2,235	226,785
Hortonworks, Inc. (A)	1,842	37,522
Instructure, Inc. (A)	801	33,762
InterActiveCorp (A)	2,114	330,587
Internap Corp. (A)	588	6,468
j2 Global, Inc.	1,219	96,203
Leaf Group, Ltd. (A)	817	5,760
Limelight Networks, Inc. (A)	3,034	12,470
Liquidity Services, Inc. (A)	1,292	8,398
LivePerson, Inc. (A)	1,615	26,405
LogMeIn, Inc.	1,311	151,486
Marchex, Inc., Class B	198	541
Match Group, Inc. (A)(B)	6,900	306,636
MINDBODY, Inc., Class A (A)	1,261	49,053
MongoDB, Inc. (A)	1,247	54,120
MuleSoft, Inc., Class A (A)	3,206	141,000
New Relic, Inc. (A)	1,357	100,581
NIC, Inc.	1,830	24,339
Nutanix, Inc., Class A (A)	3,931	193,051
Okta, Inc. (A)	2,304	91,814
Pandora Media, Inc. (A)(B)	6,651	33,455
Q2 Holdings, Inc. (A)	1,129	51,426
QuinStreet, Inc. (A)	1,259	16,077
Quotient Technology, Inc. (A)	2,524	33,064
Reis, Inc.	402	8,623
Remark Holdings, Inc. (A)	795	4,516
Rhythmone PLC (A)	96	236
SendGrid, Inc. (A)	1,034	29,097
Shotspotter, Inc. (A)	46	1,219
Shutterstock, Inc. (A)	951	45,791
SPS Commerce, Inc. (A)	476	30,497
Stamps.com, Inc. (A)	460	92,483
TechTarget, Inc. (A)	758	15,069
Telaria, Inc. (A)	1,619	6,087
The Meet Group, Inc. (A)	2,247	4,696
The Trade Desk, Inc., Class A (A)(B)	1,112	55,177
Tintri, Inc. (A)	1,306	2,233
TrueCar, Inc. (A)(B)	2,691	25,457
Twilio, Inc., Class A (A)(B)	2,516	96,061
Twitter, Inc. (A)	18,940	549,449
VeriSign, Inc. (A)	2,501	296,519
Veritone, Inc. (A)(B)	414	5,763
Web.com Group, Inc. (A)	1,060	19,186
XO Group, Inc. (A)	703	14,587
Yelp, Inc. (A)	2,060	86,005
Yext, Inc. (A)	2,503	31,663
Zillow Group, Inc., Class C (A)	4,748	255,442
		36,811,519
IT services – 3.9%
Acxiom Corp. (A)	1,925	43,717
Alliance Data Systems Corp.	1,409	299,920
Automatic Data Processing, Inc.	11,321	1,284,707
Black Knight, Inc. (A)	3,905	183,926
Blackhawk Network Holdings, Inc. (A)	1,381	61,731
Booz Allen Hamilton Holding Corp.	3,647	141,212
Broadridge Financial Solutions, Inc.	3,007	329,838
CACI International, Inc., Class A (A)	615	93,080
Cardtronics PLC, Class A (A)	1,262	28,155
Cass Information Systems, Inc.	214	12,735
Cognizant Technology Solutions Corp.,
Class A	15,047	1,211,284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Conduent, Inc. (A)	5,274	$98,307
Convergys Corp.	2,212	50,035
CoreLogic, Inc. (A)	2,135	96,566
CSG Systems International, Inc.	935	42,346
CSRA, Inc.	4,206	173,413
DST Systems, Inc.	1,524	127,483
DXC Technology Company	7,282	732,059
EPAM Systems, Inc. (A)	1,356	155,289
Euronet Worldwide, Inc. (A)	1,352	106,700
Everi Holdings, Inc. (A)	1,863	12,240
ExlService Holdings, Inc. (A)	928	51,755
Fidelity National Information
Services, Inc.	8,522	820,669
First Data Corp., Class A (A)	23,579	377,264
Fiserv, Inc. (A)	10,644	759,024
FleetCor Technologies, Inc. (A)	2,285	462,713
Gartner, Inc. (A)	2,286	268,879
Genpact, Ltd.	4,793	153,328
Global Payments, Inc.	4,061	452,883
IBM Corp.	23,630	3,625,551
Information Services Group, Inc. (A)	1,813	7,578
Jack Henry & Associates, Inc.	1,977	239,118
Leidos Holdings, Inc.	3,860	252,444
ManTech International Corp., Class A	910	50,478
Mastercard, Inc., Class A	27,026	4,733,874
MAXIMUS, Inc.	1,655	110,455
MoneyGram International, Inc. (A)	1,519	13,094
Paychex, Inc.	9,176	565,150
PayPal Holdings, Inc. (A)	30,681	2,327,767
Perficient, Inc. (A)	981	22,485
PFSweb, Inc. (A)	944	8,251
Presidio, Inc. (A)	2,520	39,413
PRGX Global, Inc. (A)	93	879
Sabre Corp.	6,867	147,297
Science Applications International Corp.	1,094	86,207
ServiceSource International, Inc. (A)	2,601	9,910
Square, Inc., Class A (A)	9,912	487,670
StarTek, Inc. (A)	653	6,386
Steel Connect, Inc. (A)	369	782
Switch, Inc., Class A	6,554	104,274
Sykes Enterprises, Inc. (A)	1,186	34,323
Syntel, Inc. (A)	2,005	51,188
Teradata Corp. (A)	3,143	124,683
The Hackett Group, Inc.	800	12,848
The Western Union Company	11,508	221,299
Total System Services, Inc.	4,692	404,732
TTEC Holdings, Inc.	1,257	38,590
Unisys Corp. (A)(B)	1,411	15,168
Virtusa Corp. (A)	802	38,865
Visa, Inc., Class A	52,885	6,326,104
WEX, Inc. (A)	1,114	174,475
Worldpay, Inc., Class A (A)	4,532	372,712
		29,285,308
Semiconductors and semiconductor equipment – 3.4%
Adesto Technologies Corp. (A)	969	7,171
Advanced Energy Industries, Inc. (A)	980	62,622
Advanced Micro Devices, Inc. (A)(B)	24,494	246,165
Alpha & Omega Semiconductor, Ltd. (A)	677	10,460
Ambarella, Inc. (A)(B)	914	44,777
Amkor Technology, Inc. (A)	5,742	58,166
Amtech Systems, Inc. (A)	540	3,953
Analog Devices, Inc.	9,404	856,987
Applied Materials, Inc.	27,214	1,513,371
Aquantia Corp. (A)	774	12,152
Axcelis Technologies, Inc. (A)	854	21,008
AXT, Inc. (A)	1,039	7,533
Brooks Automation, Inc.	1,899	51,425
Cabot Microelectronics Corp.	616	65,980
Cavium, Inc. (A)	1,784	141,614
CEVA, Inc. (A)	604	21,865
Cirrus Logic, Inc. (A)	1,585	64,399
Cohu, Inc.	772	17,609
Cree, Inc. (A)	2,469	99,525
Cypress Semiconductor Corp.	8,625	146,280
Diodes, Inc. (A)	1,352	41,182
DSP Group, Inc. (A)	633	7,469
Entegris, Inc.	3,618	125,906
Everspin Technologies, Inc. (A)(B)	685	5,172
First Solar, Inc. (A)	2,601	184,619
FormFactor, Inc. (A)	1,989	27,150
GSI Technology, Inc. (A)	84	622
Ichor Holdings, Ltd. (A)	679	16,439
Impinj, Inc. (A)(B)	564	7,343
Inphi Corp. (A)(B)	1,155	34,766
Integrated Device Technology, Inc. (A)	3,400	103,904
Intel Corp.	119,463	6,221,633
KLA-Tencor Corp.	3,998	435,822
Kopin Corp. (A)(B)	2,098	6,546
Kulicke & Soffa Industries, Inc. (A)	1,940	48,519
Lam Research Corp.	4,130	839,051
Lattice Semiconductor Corp. (A)	3,472	19,339
MACOM Technology Solutions
Holdings, Inc. (A)(B)	1,761	29,233
Marvell Technology Group, Ltd.	12,443	261,303
Maxim Integrated Products, Inc.	7,173	431,958
MaxLinear, Inc. (A)	1,814	41,269
Microchip Technology, Inc.	5,968	545,236
Micron Technology, Inc. (A)	29,426	1,534,272
Microsemi Corp. (A)	3,021	195,519
MKS Instruments, Inc.	1,408	162,835
Monolithic Power Systems, Inc.	1,058	122,485
Nanometrics, Inc. (A)	721	19,395
NeoPhotonics Corp. (A)(B)	1,632	11,179
NVE Corp.	135	11,220
NVIDIA Corp.	15,469	3,582,466
ON Semiconductor Corp. (A)	10,806	264,315
PDF Solutions, Inc. (A)	908	10,587
Photronics, Inc. (A)	1,903	15,700
Pixelworks, Inc. (A)	1,308	5,062
Power Integrations, Inc.	699	47,777
Qorvo, Inc. (A)	3,239	228,188
QUALCOMM, Inc.	37,634	2,085,300
Rambus, Inc. (A)	3,035	40,760
Rudolph Technologies, Inc. (A)	866	23,988
Semtech Corp. (A)	1,605	62,675
Sigma Designs, Inc. (A)	1,202	7,452
Silicon Laboratories, Inc. (A)	1,074	96,553
Skyworks Solutions, Inc.	4,684	469,618
SMART Global Holdings, Inc. (A)	559	27,861
SunPower Corp. (A)(B)	3,841	30,651
Synaptics, Inc. (A)	919	42,026
Teradyne, Inc.	5,031	229,967
Texas Instruments, Inc.	25,155	2,613,353
Transwitch Corp. (A)	1,436	1
Ultra Clean Holdings, Inc. (A)	903	17,383
Veeco Instruments, Inc. (A)	1,342	22,814
Versum Materials, Inc.	2,776	104,461
Xcerra Corp. (A)	1,536	17,894
Xilinx, Inc.	6,389	461,541

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Xperi Corp.	1,377	$29,124
		25,481,965
Software – 5.7%
8x8, Inc. (A)	2,084	38,867
A10 Networks, Inc. (A)	1,971	11,471
ACI Worldwide, Inc. (A)	2,906	68,930
Activision Blizzard, Inc.	19,303	1,302,180
Adobe Systems, Inc. (A)	12,586	2,719,583
Agilysys, Inc. (A)	672	8,010
Altair Engineering, Inc., Class A (A)	1,543	48,388
American Software, Inc., Class A	832	10,816
ANSYS, Inc. (A)	2,156	337,824
Appian Corp. (A)	1,645	41,421
Aspen Technology, Inc. (A)	1,886	148,787
Asure Software, Inc. (A)	96	1,175
Autodesk, Inc. (A)	5,597	702,871
Blackbaud, Inc.	1,239	126,143
Blackline, Inc. (A)	1,436	56,306
Bottomline Technologies, Inc. (A)	1,113	43,129
CA, Inc.	10,691	362,425
Cadence Design Systems, Inc. (A)	7,220	265,479
Callidus Software, Inc. (A)	1,643	59,066
CDK Global, Inc.	3,488	220,930
Citrix Systems, Inc. (A)	3,847	357,002
CommVault Systems, Inc. (A)	1,250	71,500
Datawatch Corp. (A)	663	5,735
Digimarc Corp. (A)(B)	311	7,448
Ebix, Inc. (B)	768	57,216
Electronic Arts, Inc. (A)	7,860	952,946
Ellie Mae, Inc. (A)	851	78,241
Everbridge, Inc. (A)	772	28,255
Fair Isaac Corp. (A)	786	133,125
FireEye, Inc. (A)	4,436	75,101
ForeScout Technologies, Inc. (A)	953	30,915
Fortinet, Inc. (A)	4,441	237,949
Glu Mobile, Inc. (A)	3,676	13,859
Guidewire Software, Inc. (A)	1,933	156,244
HubSpot, Inc. (A)	927	100,394
Imperva, Inc. (A)	928	40,182
Intuit, Inc.	6,529	1,131,802
Manhattan Associates, Inc. (A)	1,735	72,662
Microsoft Corp.	196,959	17,976,448
MicroStrategy, Inc., Class A (A)	315	40,632
Mitek Systems, Inc. (A)	911	6,741
MobileIron, Inc. (A)	2,654	13,137
Model N, Inc. (A)	815	14,711
Monotype Imaging Holdings, Inc.	1,161	26,064
Nuance Communications, Inc. (A)	7,447	117,290
Oracle Corp.	106,543	4,874,342
Paycom Software, Inc. (A)(B)	1,526	163,877
Paylocity Holding Corp. (A)	1,265	64,806
Pegasystems, Inc.	1,955	118,571
Progress Software Corp.	1,167	44,871
Proofpoint, Inc. (A)	1,128	128,197
PROS Holdings, Inc. (A)	881	29,082
PTC, Inc. (A)	2,936	229,037
Qualys, Inc. (A)	1,026	74,642
Rapid7, Inc. (A)	1,214	31,042
RealNetworks, Inc. (A)	1,582	4,841
RealPage, Inc. (A)	2,087	107,481
Red Hat, Inc. (A)	4,517	675,337
RingCentral, Inc., Class A (A)	1,588	100,838
Rosetta Stone, Inc. (A)	782	10,283
SailPoint Technologies Holding, Inc. (A)	2,157	44,628
salesforce.com, Inc. (A)	18,441	2,144,688
SecureWorks Corp., Class A (A)	2,218	17,921
ServiceNow, Inc. (A)	4,407	729,138
Snap, Inc., Class A (A)(B)	21,983	348,870
Splunk, Inc. (A)	3,573	351,547
SS&C Technologies Holdings, Inc.	5,252	281,717
Symantec Corp.	15,809	408,663
Synchronoss Technologies, Inc. (A)	1,289	13,599
Synopsys, Inc. (A)	3,820	317,977
Tableau Software, Inc., Class A (A)	2,045	165,277
Take-Two Interactive Software, Inc. (A)	2,911	284,638
Telenav, Inc. (A)	1,283	6,928
The Rubicon Project, Inc. (A)	2,172	3,910
The Ultimate Software Group, Inc. (A)	776	189,111
THQ, Inc. (A)(C)	234	0
TiVo Corp.	3,366	45,609
Tyler Technologies, Inc. (A)	974	205,475
Upland Software, Inc. (A)	562	16,180
Varonis Systems, Inc. (A)	754	45,617
VASCO Data Security
International, Inc. (A)	1,137	14,724
Verint Systems, Inc. (A)	1,722	73,357
VirnetX Holding Corp. (A)(B)	1,593	6,292
VMware, Inc., Class A (A)(B)	10,438	1,265,816
Workday, Inc., Class A (A)	5,360	681,310
Workiva, Inc. (A)	1,159	27,468
Zendesk, Inc. (A)	2,543	121,733
Zix Corp. (A)	1,522	6,499
Zynga, Inc., Class A (A)	21,673	79,323
		42,874,662
Technology hardware, storage and peripherals – 3.3%
3D Systems Corp. (A)(B)	3,112	36,068
Apple, Inc.	131,096	21,995,287
Avid Technology, Inc. (A)	369	1,675
Cray, Inc. (A)	1,129	23,370
Diebold Nixdorf, Inc.	2,085	32,109
Eastman Kodak Company (A)(B)	1,268	6,784
Electronics For Imaging, Inc. (A)	1,273	34,791
Hewlett Packard Enterprise Company	40,731	714,422
HP, Inc.	42,675	935,436
Immersion Corp. (A)	912	10,898
Intevac, Inc. (A)	912	6,293
NCR Corp. (A)	3,090	97,397
NetApp, Inc.	6,817	420,541
Pure Storage, Inc., Class A (A)	5,303	105,795
Quantum Corp. (A)	1,321	4,808
Super Micro Computer, Inc. (A)	1,340	22,780
USA Technologies, Inc. (A)	1,403	12,627
Western Digital Corp.	7,552	696,823
Xerox Corp.	6,415	184,624
		25,342,528
		174,166,218
Materials – 3.2%
Chemicals – 2.0%
A. Schulman, Inc.	827	35,561
Advanced Emissions Solutions, Inc. (B)	679	7,754
AdvanSix, Inc. (A)	822	28,589
Air Products & Chemicals, Inc.	5,576	886,751
Albemarle Corp.	2,807	260,321
American Vanguard Corp.	823	16,625
Ashland Global Holdings, Inc.	1,587	110,757
Axalta Coating Systems, Ltd. (A)	6,177	186,484
Balchem Corp.	789	64,501
Cabot Corp.	1,582	88,149
Celanese Corp., Series A	3,460	346,727

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	5,948	$224,418
Chase Corp.	257	29,928
Core Molding Technologies, Inc.	342	6,098
DowDuPont, Inc.	59,718	3,804,634
Eastman Chemical Company	3,663	386,740
Ecolab, Inc.	7,377	1,011,165
Ferro Corp. (A)	2,289	53,151
Flotek Industries, Inc. (A)	1,632	9,955
FMC Corp.	3,392	259,725
FutureFuel Corp.	1,208	14,484
GCP Applied Technologies, Inc. (A)	1,735	50,402
Hawkins, Inc.	308	10,826
HB Fuller Company	1,233	61,317
Huntsman Corp.	6,043	176,758
Ingevity Corp. (A)	1,041	76,711
Innophos Holdings, Inc.	539	21,673
Innospec, Inc.	558	38,279
International Flavors & Fragrances, Inc.	1,999	273,683
Intrepid Potash, Inc. (A)	3,517	12,802
KMG Chemicals, Inc.	438	26,258
Koppers Holdings, Inc. (A)	574	23,591
Kraton Corp. (A)	856	40,840
Kronos Worldwide, Inc.	2,872	64,907
LSB Industries, Inc. (A)(B)	1,028	6,302
Minerals Technologies, Inc.	854	57,175
Monsanto Company	11,239	1,311,479
NewMarket Corp.	306	122,914
OCI Partners LP	2,248	20,670
Olin Corp.	4,315	131,133
OMNOVA Solutions, Inc. (A)	1,269	13,325
PolyOne Corp.	2,059	87,549
PPG Industries, Inc.	6,489	724,172
PQ Group Holdings, Inc. (A)	3,575	49,943
Praxair, Inc.	7,307	1,054,400
Quaker Chemical Corp.	363	53,771
Rayonier Advanced Materials, Inc.	1,194	25,635
Rentech Nitrogen Partners LP (A)(C)	1,086	195
RPM International, Inc.	3,351	159,742
Sensient Technologies Corp.	1,100	77,638
Stepan Company	620	51,572
Terra Nitrogen Company LP	430	36,103
The Chemours Company	4,725	230,155
The Mosaic Company	8,927	216,748
The Scotts Miracle-Gro Company	1,503	128,882
The Sherwin-Williams Company	2,386	935,598
Trecora Resources (A)	757	10,295
Tredegar Corp.	935	16,783
Trinseo SA	1,082	80,122
Valhi, Inc.	8,461	51,274
Valvoline, Inc.	5,261	116,426
W.R. Grace & Company	1,761	107,826
Westlake Chemical Corp.	3,286	365,239
Westlake Chemical Partners LP	882	19,713
		14,973,343
Construction materials – 0.1%
Eagle Materials, Inc.	1,244	128,194
Forterra, Inc. (A)(B)	1,860	15,475
Martin Marietta Materials, Inc.	1,600	331,680
Summit Materials, Inc., Class A (A)	2,729	82,634
U.S. Concrete, Inc. (A)(B)	434	26,214
United States Lime & Minerals, Inc.	156	11,416
Vulcan Materials Company	3,371	384,867
		980,480
Containers and packaging – 0.4%
AptarGroup, Inc.	1,628	146,243
Avery Dennison Corp.	2,245	238,531
Ball Corp.	8,914	353,975
Bemis Company, Inc.	2,310	100,531
Berry Global Group, Inc. (A)	3,301	180,928
Crown Holdings, Inc. (A)	3,420	173,565
Graphic Packaging Holding Company	7,924	121,633
Greif, Inc., Class A	1,170	61,133
International Paper Company	10,521	562,137
Myers Industries, Inc.	844	17,851
Owens-Illinois, Inc. (A)	4,091	88,611
Packaging Corp. of America	2,434	274,312
Sealed Air Corp.	4,546	194,523
Silgan Holdings, Inc.	2,764	76,977
Sonoco Products Company	2,570	124,645
UFP Technologies, Inc. (A)	258	7,611
WestRock Company	6,477	415,629
		3,138,835
Metals and mining – 0.6%
AK Steel Holding Corp. (A)	8,642	39,148
Alcoa Corp. (A)	4,687	210,728
Allegheny Technologies, Inc. (A)	3,204	75,871
Ampco-Pittsburgh Corp.	449	3,996
Carpenter Technology Corp.	1,110	48,973
Century Aluminum Company (A)	2,372	39,233
Cleveland-Cliffs, Inc. (A)(B)	6,947	48,282
Coeur Mining, Inc. (A)	5,000	40,000
Commercial Metals Company	2,807	57,431
Compass Minerals International, Inc. (B)	807	48,662
Freeport-McMoRan, Inc. (A)	36,950	649,212
Haynes International, Inc.	347	12,877
Hecla Mining Company	10,961	40,227
Kaiser Aluminum Corp.	463	46,717
Materion Corp.	542	27,669
Newmont Mining Corp.	13,460	525,882
Nucor Corp.	8,104	495,073
Olympic Steel, Inc.	377	7,732
Ramaco Resources, Inc. (A)(B)	1,284	9,232
Reliance Steel & Aluminum Company	1,884	161,534
Royal Gold, Inc.	1,702	146,151
Ryerson Holding Corp. (A)	1,026	8,362
Schnitzer Steel Industries, Inc., Class A	739	23,907
Southern Copper Corp. (B)	19,734	1,069,188
Steel Dynamics, Inc.	5,978	264,347
SunCoke Energy Partners LP	1,313	23,371
SunCoke Energy, Inc. (A)	1,814	19,519
Tahoe Resources, Inc.	8,663	40,629
TimkenSteel Corp. (A)	1,209	18,365
United States Steel Corp.	4,491	158,038
Universal Stainless & Alloy
Products, Inc. (A)	44	1,210
Warrior Met Coal, Inc.	1,459	40,867
Worthington Industries, Inc.	1,542	66,183
		4,468,616
Paper and forest products – 0.1%
Boise Cascade Company	1,049	40,491
Clearwater Paper Corp. (A)	458	17,908
KapStone Paper and Packaging Corp.	2,429	83,339
Louisiana-Pacific Corp.	3,659	105,269
Neenah, Inc.	462	36,221
PH Glatfelter Company	1,214	24,923
Schweitzer-Mauduit International, Inc.	846	33,121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Verso Corp., Class A (A)	923	$15,543
		356,815
		23,918,089
Real estate – 3.5%
Equity real estate investment trusts – 3.3%
Acadia Realty Trust	1,987	48,880
Agree Realty Corp.	771	37,039
Alexander & Baldwin, Inc.	1,921	44,433
Alexander’s, Inc.	128	48,797
Alexandria Real Estate Equities, Inc.	2,760	344,696
American Assets Trust, Inc.	1,312	43,834
American Campus Communities, Inc.	3,544	136,869
American Homes 4 Rent, Class A	7,262	145,821
American Tower Corp.	10,949	1,591,328
Apartment Investment & Management
Company, Class A	3,969	161,737
Apple Hospitality REIT, Inc.	5,697	100,096
Armada Hoffler Properties, Inc.	1,229	16,825
Ashford Hospitality Prime, Inc.	978	9,506
Ashford Hospitality Trust, Inc.	2,875	18,573
AvalonBay Communities, Inc.	3,526	579,886
Bluerock Residential Growth REIT, Inc.	692	5,882
Boston Properties, Inc.	3,942	485,733
Brandywine Realty Trust	4,317	68,554
Brixmor Property Group, Inc.	7,939	121,070
BRT Apartments Corp.	103	1,210
Camden Property Trust	2,363	198,917
CareTrust REIT, Inc.	2,093	28,046
CatchMark Timber Trust, Inc., Class A	1,240	15,463
CBL & Associates Properties, Inc.	4,721	19,687
Cedar Realty Trust, Inc.	2,623	10,335
Chatham Lodging Trust	1,057	20,242
Chesapeake Lodging Trust	1,636	45,497
CIM Commercial Trust Corp.	1,506	19,051
Clipper Realty, Inc.	674	5,709
Colony NorthStar, Inc., Class A	13,622	76,556
Columbia Property Trust, Inc.	3,009	61,564
Community Healthcare Trust, Inc.	472	12,149
CoreCivic, Inc.	2,856	55,749
CorEnergy Infrastructure Trust, Inc.	318	11,938
CoreSite Realty Corp.	848	85,020
Corporate Office Properties Trust	2,431	62,793
Cousins Properties, Inc.	10,618	92,164
Crown Castle International Corp.	10,379	1,137,642
CubeSmart	4,630	130,566
CyrusOne, Inc.	2,369	121,316
DCT Industrial Trust, Inc.	2,405	135,498
DDR Corp.	9,241	67,737
DiamondRock Hospitality Company	5,391	56,282
Digital Realty Trust, Inc.	5,253	553,561
Douglas Emmett, Inc.	4,246	156,083
Duke Realty Corp.	9,099	240,942
Easterly Government Properties, Inc.	1,051	21,440
EastGroup Properties, Inc.	845	69,848
Education Realty Trust, Inc.	1,996	65,369
Empire State Realty Trust, Inc., Class A	4,008	67,294
EPR Properties	1,892	104,817
Equinix, Inc.	1,999	835,862
Equity Commonwealth (A)	3,097	94,985
Equity LifeStyle Properties, Inc.	2,287	200,730
Equity Residential	9,385	578,304
Essex Property Trust, Inc.	1,686	405,786
Extra Space Storage, Inc.	3,219	281,212
Farmland Partners, Inc.	930	7,766
Federal Realty Investment Trust	1,850	214,804
First Industrial Realty Trust, Inc.	3,029	88,538
Forest City Realty Trust, Inc., Class A	6,945	140,706
Four Corners Property Trust, Inc.	1,372	31,679
Franklin Street Properties Corp.	2,261	19,015
Front Yard Residential Corp.	1,524	15,316
Gaming and Leisure Properties, Inc.	5,410	181,073
Getty Realty Corp.	1,063	26,809
GGP, Inc.	24,133	493,761
Gladstone Commercial Corp.	793	13,751
Gladstone Land Corp.	554	6,692
Global Medical REIT, Inc.	854	5,935
Global Net Lease, Inc.	1,726	29,135
Government Properties Income Trust	2,692	36,773
Gramercy Property Trust	4,152	90,223
HCP, Inc.	11,874	275,833
Healthcare Realty Trust, Inc.	3,141	87,037
Healthcare Trust of America, Inc.,
Class A	5,200	137,540
Hersha Hospitality Trust	1,116	19,976
Highwoods Properties, Inc.	2,675	117,219
Hospitality Properties Trust	4,287	108,633
Host Hotels & Resorts, Inc.	18,809	350,600
Hudson Pacific Properties, Inc.	4,020	130,771
Independence Realty Trust, Inc.	2,197	20,168
InfraREIT, Inc.	1,243	24,151
Investors Real Estate Trust	3,492	18,123
Invitation Homes, Inc.	13,197	301,288
Iron Mountain, Inc.	6,796	223,317
iStar, Inc. (A)	1,236	12,570
JBG SMITH Properties	2,987	100,692
Jernigan Capital, Inc.	373	6,751
Kilroy Realty Corp.	2,467	175,058
Kimco Realty Corp.	10,721	154,382
Kite Realty Group Trust	2,345	35,714
Lamar Advertising Company, Class A	2,477	157,686
LaSalle Hotel Properties	2,784	80,764
Lexington Realty Trust	5,762	45,347
Liberty Property Trust	3,849	152,921
Life Storage, Inc.	1,172	97,885
LTC Properties, Inc.	1,078	40,964
Mack-Cali Realty Corp.	2,128	35,559
MedEquities Realty Trust, Inc.	797	8,376
Medical Properties Trust, Inc.	9,369	121,797
MGM Growth Properties LLC, Class A	1,791	47,533
Mid-America Apartment
Communities, Inc.	2,937	267,972
Monmouth Real Estate Investment Corp.	2,045	30,757
National Health Investors, Inc.	1,008	67,828
National Retail Properties, Inc.	3,888	152,643
National Storage Affiliates Trust	1,224	30,698
New Senior Investment Group, Inc.	2,354	19,256
New York REIT, Inc. (A)	457	9,830
NexPoint Residential Trust, Inc.	612	15,202
NorthStar Realty Europe Corp.	1,568	20,415
Omega Healthcare Investors, Inc.	5,077	137,282
One Liberty Properties, Inc.	540	11,934
Outfront Media, Inc.	3,460	64,840
Paramount Group, Inc.	6,103	86,907
Park Hotels & Resorts, Inc.	5,555	150,096
Pebblebrook Hotel Trust	1,855	63,719
Pennsylvania Real Estate
Investment Trust	1,986	19,165
Physicians Realty Trust	4,378	68,165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Piedmont Office Realty Trust, Inc.,
Class A	3,620	$63,676
PotlatchDeltic Corp.	1,585	82,499
Preferred Apartment Communities, Inc.,
Class A	891	12,643
Prologis, Inc.	13,581	855,467
PS Business Parks, Inc.	674	76,189
Public Storage	4,442	890,132
QTS Realty Trust, Inc., Class A	1,322	47,883
Quality Care Properties, Inc. (A)	2,543	49,410
Ramco-Gershenson Properties Trust	2,198	27,167
Rayonier, Inc.	3,293	115,848
Realty Income Corp.	7,158	370,283
Regency Centers Corp.	4,287	252,847
Retail Opportunity Investments Corp.	2,606	46,048
Retail Properties of America, Inc.,
Class A	5,774	67,325
Rexford Industrial Realty, Inc.	1,943	55,939
RLJ Lodging Trust	4,400	85,536
Ryman Hospitality Properties, Inc.	1,293	100,143
Sabra Health Care REIT, Inc.	4,490	79,249
Safety Income and Growth, Inc.	490	7,835
Saul Centers, Inc.	635	32,366
SBA Communications Corp. (A)	3,005	513,615
Select Income REIT	2,213	43,109
Senior Housing Properties Trust	6,130	95,996
Seritage Growth Properties, Class A	961	34,164
Simon Property Group, Inc.	7,937	1,225,076
SL Green Realty Corp.	2,470	239,170
Spirit Realty Capital, Inc.	11,589	89,931
STAG Industrial, Inc.	2,541	60,781
STORE Capital Corp.	4,881	121,146
Summit Hotel Properties, Inc.	2,834	38,571
Sun Communities, Inc.	2,077	189,775
Sunstone Hotel Investors, Inc.	5,628	85,658
Tanger Factory Outlet Centers, Inc.	2,303	50,666
Taubman Centers, Inc.	1,568	89,235
Terreno Realty Corp.	1,416	48,866
The Macerich Company	3,633	203,521
Tier REIT, Inc.	1,353	25,003
UDR, Inc.	6,869	244,674
UMH Properties, Inc.	958	12,847
Uniti Group, Inc.	4,409	71,646
Universal Health Realty Income Trust	377	22,658
Urban Edge Properties	2,827	60,356
Urstadt Biddle Properties, Inc., Class A	1,239	23,913
Ventas, Inc.	9,099	450,673
VEREIT, Inc.	24,670	171,703
Vornado Realty Trust	4,839	325,665
Washington Prime Group, Inc.	5,126	34,190
Washington Real Estate Investment Trust	2,124	57,985
Weingarten Realty Investors	3,295	92,524
Welltower, Inc.	9,456	514,690
Weyerhaeuser Company	19,266	674,310
Whitestone REIT	991	10,296
Winthrop Realty Trust (A)	1,052	7,890
WP Carey, Inc.	2,710	167,993
Xenia Hotels & Resorts, Inc.	2,922	57,622
		25,338,666
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	8,647	408,311
Consolidated-Tomoka Land Company	170	10,685
Five Point Holdings LLC, Class A (A)	3,940	56,184
Forestar Group, Inc. (A)(B)	1,153	24,386
FRP Holdings, Inc. (A)	280	15,680
HFF, Inc., Class A	1,055	52,434
Jones Lang LaSalle, Inc.	1,136	198,391
Kennedy-Wilson Holdings, Inc.	4,047	70,418
Landmark Infrastructure Partners LP (B)	598	9,957
Marcus & Millichap, Inc. (A)	1,054	38,007
Maui Land & Pineapple
Company, Inc. (A)	514	5,988
Newmark Group, Inc., Class A (A)	3,834	58,238
Rafael Holdings, Inc., Class B (A)	334	1,617
RE/MAX Holdings, Inc., Class A	477	28,835
Redfin Corp. (A)(B)	2,050	46,802
Tejon Ranch Company (A)	613	14,166
The Howard Hughes Corp. (A)	1,130	157,217
The RMR Group, Inc., Class A	720	50,364
The St. Joe Company (A)	1,562	29,444
		1,277,124
		26,615,790
Telecommunication services – 1.8%
Diversified telecommunication services – 1.5%
AT&T, Inc.	156,715	5,586,869
ATN International, Inc.	448	26,710
CenturyLink, Inc.	27,214	447,126
Cincinnati Bell, Inc. (A)	1,166	16,149
Cogent Communications Holdings, Inc.	1,087	47,176
Consolidated Communications
Holdings, Inc. (B)	1,962	21,504
Frontier Communications Corp. (B)	2,191	16,257
Globalstar, Inc. (A)	33,131	22,778
Hawaiian Telcom Holdco, Inc. (A)	319	8,511
IDT Corp., Class B (A)	667	4,182
Iridium Communications, Inc. (A)	2,692	30,285
Ooma, Inc. (A)	105	1,145
ORBCOMM, Inc. (A)	2,046	19,171
Verizon Communications, Inc.	105,329	5,036,833
Vonage Holdings Corp. (A)	6,125	65,231
Windstream Holdings, Inc. (B)	5,438	7,668
Zayo Group Holdings, Inc. (A)	6,278	214,456
		11,572,051
Wireless telecommunication services – 0.3%
Boingo Wireless, Inc. (A)	1,089	26,975
Shenandoah
Telecommunications Company	1,344	48,384
Spok Holdings, Inc.	544	8,133
Sprint Corp. (A)(B)	102,054	498,024
Telephone & Data Systems, Inc.	2,724	76,354
T-Mobile US, Inc. (A)	21,225	1,295,574
United States Cellular Corp. (A)	2,124	85,364
		2,038,808
		13,610,859
Utilities – 2.7%
Electric utilities – 1.5%
ALLETE, Inc.	1,285	92,841
Alliant Energy Corp.	5,943	242,831
American Electric Power Company, Inc.	12,561	861,559
Avangrid, Inc.	7,907	404,206
Duke Energy Corp.	17,873	1,384,621
Edison International	8,310	529,015
El Paso Electric Company	1,110	56,610
Entergy Corp.	4,598	362,230
Eversource Energy	8,092	476,781
Exelon Corp.	24,497	955,628
FirstEnergy Corp.	11,386	387,238
Genie Energy, Ltd., B Shares	1,221	6,093

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Great Plains Energy, Inc.	5,625	$178,819
Hawaiian Electric Industries, Inc.	2,774	95,370
IDACORP, Inc.	1,293	114,133
MGE Energy, Inc.	844	47,348
NextEra Energy, Inc.	12,012	1,961,920
OGE Energy Corp.	4,993	163,621
Otter Tail Corp.	958	41,529
PG&E Corp.	13,113	576,054
Pinnacle West Capital Corp.	2,851	227,510
PNM Resources, Inc.	1,950	74,588
Portland General Electric Company	2,282	92,444
PPL Corp.	17,578	497,282
Spark Energy, Inc., Class A (B)	934	11,068
The Southern Company	25,622	1,144,279
Westar Energy, Inc.	3,604	189,534
Xcel Energy, Inc.	12,970	589,876
		11,765,028
Gas utilities – 0.2%
AmeriGas Partners LP (B)	2,407	96,208
Atmos Energy Corp.	2,815	237,136
Chesapeake Utilities Corp.	443	31,165
Ferrellgas Partners LP (B)	2,897	9,039
National Fuel Gas Company	2,223	114,373
New Jersey Resources Corp.	2,183	87,538
Northwest Natural Gas Company	771	44,448
ONE Gas, Inc.	1,282	84,638
RGC Resources, Inc.	260	6,604
South Jersey Industries, Inc.	1,918	54,011
Southwest Gas Holdings, Inc.	1,196	80,885
Spire, Inc.	1,183	85,531
Star Group LP	997	9,322
Suburban Propane Partners LP	1,457	32,069
UGI Corp.	4,402	195,537
WGL Holdings, Inc.	1,313	109,832
		1,278,336
Independent power and renewable electricity producers – 0.1%
8Point3 Energy Partners LP	2,200	26,730
AES Corp.	16,800	191,016
Atlantic Power Corp. (A)	3,721	7,814
Dynegy, Inc. (A)	3,648	49,321
NextEra Energy Partners LP (B)	1,308	52,307
NRG Energy, Inc.	8,077	246,591
Ormat Technologies, Inc.	1,272	71,715
TerraForm Power, Inc., Class A	3,859	41,407
Vistra Energy Corp. (A)	10,896	226,964
		913,865
Multi-utilities – 0.8%
Ameren Corp.	6,199	351,049
Avista Corp.	1,598	81,898
Black Hills Corp.	1,338	72,653
CenterPoint Energy, Inc.	10,922	299,263
CMS Energy Corp.	7,178	325,092
Consolidated Edison, Inc.	7,920	617,285
Dominion Energy, Inc.	16,429	1,107,807
DTE Energy Company	4,587	478,883
MDU Resources Group, Inc.	5,083	143,137
NiSource, Inc.	8,544	204,287
NorthWestern Corp.	1,169	62,892
Public Service Enterprise Group, Inc.	12,925	649,352
SCANA Corp.	3,539	132,889
Sempra Energy	6,408	712,698
Unitil Corp.	380	17,636
Vectren Corp.	2,143	136,981
WEC Energy Group, Inc.	8,056	505,111
		5,898,913
Water utilities – 0.1%
American States Water Company	987	52,370
American Water Works Company, Inc.	4,539	372,788
Aqua America, Inc.	4,632	157,766
AquaVenture Holdings, Ltd. (A)	770	9,563
Artesian Resources Corp., Class A	244	8,901
Cadiz, Inc. (A)(B)	630	8,505
California Water Service Group	1,300	48,425
Connecticut Water Service, Inc.	314	19,006
Global Water Resources, Inc.	799	7,167
Middlesex Water Company	449	16,478
Pure Cycle Corp. (A)	995	9,403
SJW Group	551	29,043
The York Water Company	354	10,974
		750,389
		20,606,531
TOTAL COMMON STOCKS (Cost $404,229,212)		$746,704,415

PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Media – 0.0%
GCI Liberty, Inc., 5.000%	198	4,623
Financials – 0.0%
Diversified financial services – 0.0%
Steel Partners Holdings LP, 6.000%	630	12,858
TOTAL PREFERRED SECURITIES (Cost $14,563)		$17,481

RIGHTS – 0.0%
Babcock & Wilcox Enterprises, Inc.
(Expiration Date: 4-10-18; Strike
Price: $2.00) (A)(B)	1,702	3,264
TOTAL RIGHTS (Cost $0)		$3,264

WARRANTS – 0.0%
Amplify Energy Corp. (Expiration
Date: 5-4-22; Strike Price: $42.60) (A)	57	7
Basic Energy Services, Inc. (Expiration
Date: 12-22-23; Strike Price:
$55.25) (A)	55	40
BioTime, Inc. (Expiration Date: 10-1-18;
Strike Price: $5.00) (A)	184	21
Bonanza Creek Energy, Inc. (Expiration
Date: 4-28-20; Strike Price:
$71.23) (A)	46	6
C&J Energy Services, Inc. (Expiration
Date: 1-6-24; Strike Price: $27.95) (A)	29	184
Eagle Bulk Shipping, Inc. (Expiration
Date: 10-15-21; Strike Price:
$27.82) (A)	101	8
Education Management Corp.
(Expiration Date: 1-5-22) (A)(D)	4,333	16
Genco Shipping & Trading, Ltd.
(Expiration Date: 7-9-21; Strike Price:
$20.99) (A)	92	38
Hycroft Mining Corp. (Expiration
Date: 10-12-22) (A)(D)	196	29
Key Energy Services, Inc. (Expiration
Date: 12-15-20) (A)(D)	20	18
Key Energy Services, Inc. (Expiration
Date: 12-15-21) (A)(D)	20	23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS (continued)
SilverBow Resources, Inc. (Expiration
Date: 4-22-19; Strike Price:
$80.00) (A)	50	$5
SilverBow Resources, Inc. (Expiration
Date: 4-22-20; Strike Price:
$86.18) (A)	50	8
Stone Energy Corp. (Expiration
Date: 2-28-21; Strike Price:
$42.04) (A)	80	584
Tidewater, Inc., Class A (Expiration
Date: 12-31-30; Strike Price:
$57.06) (A)	66	232
Tidewater, Inc., Class B (Expiration
Date: 12-31-30; Strike Price:
$62.28) (A)	71	213
Vanguard Natural Resources, Inc.
(Expiration Date: 2-1-21) (A)(D)	3	3
TOTAL WARRANTS (Cost $60,914)		$1,435

SECURITIES LENDING COLLATERAL – 2.1%
John Hancock Collateral Trust,
1.8276% (E)(F)	1,617,742	16,180,328
TOTAL SECURITIES LENDING COLLATERAL (Cost
$16,183,436)		$16,180,328

SHORT-TERM INVESTMENTS – 1.4%
U.S. Government Agency – 0.7%
Federal Home Loan Bank Discount Note
1.480%, 04/02/2018 *	$5,000,000	5,000,000
Repurchase agreement – 0.7%
Repurchase Agreement with State Street
Corp. dated 3-29-18 at 0.740% to be
repurchased at $5,250,432 on 4-2-18,
collateralized by $5,595,000
U.S. Treasury Notes, 2.000% due
2-15-25 (valued at $5,355,439,
including interest)	5,250,000	5,250,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,249,794)		$10,250,000
Total Investments (Total Stock Market Index Trust)
(Cost $430,737,919) – 102.2%		$773,156,923
Other assets and liabilities, net – (2.2%)		(16,463,638)
TOTAL NET ASSETS – 100.0%		$756,693,285

Security Abbreviations and Legend

CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $15,818,149.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 3-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 Index E-Mini Futures	21	Long	Jun 2018	$1,657,944	$1,607,760	$(50,184)
S&P 500 Index Futures	16	Long	Jun 2018	10,980,563	10,572,000	(408,563)
S&P Mid 400 Index E-Mini Futures	4	Long	Jun 2018	768,796	753,240	(15,556)
						$(474,303)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 15.3%
U.S. Government – 12.1%
U.S. Treasury Notes
0.625%, 04/30/2018 to 06/30/2018	$27,500,000	$27,444,869
U.S. Government Agency – 3.2%
Federal Home Loan Mortgage Corp.
3.015%, (6 month LIBOR + 1.515%),
12/01/2035 (A)	138,593	142,299
3.150%, (1 Year CMT + 2.165%),
11/01/2036 (A)	261,195	275,081
3.190%, (6 month LIBOR + 1.565%),
12/01/2036 (A)	70,650	72,641
3.197%, (12 month LIBOR +
1.447%), 06/01/2036 (A)	150,915	155,973
3.207%, (1 Year CMT + 2.231%),
05/01/2034 (A)	293,953	307,835
3.405%, (1 Year CMT + 2.114%),
12/01/2035 (A)	249,034	260,912
3.416%, (12 month LIBOR +
1.610%), 05/01/2037 (A)	200,769	211,088
3.420%, (1 Year CMT + 2.295%),
08/01/2035 (A)	245,071	258,144
3.436%, (12 month LIBOR +
1.665%), 02/01/2036 (A)	163,438	167,648
Federal National Mortgage Association
3.084%, (12 month LIBOR +
1.295%), 10/01/2038 (A)	157,666	164,280
3.102%, (6 month LIBOR + 1.485%),
10/01/2035 (A)	377,938	387,877
3.198%, (12 month LIBOR +
1.431%), 04/01/2035 (A)	1,018,847	1,050,657
3.233%, (6 month LIBOR + 1.538%),
02/01/2035 (A)	238,438	245,070
3.365%, (12 month LIBOR +
1.584%), 07/01/2035 (A)	478,444	496,663
3.377%, (1 Year CMT + 2.268%),
07/01/2035 (A)	271,367	286,268
3.441%, (1 Year CMT + 2.171%),
01/01/2036 (A)	300,663	316,080
3.444%, (1 Year CMT + 2.219%),
01/01/2036 (A)	163,626	172,231
3.565%, (1 Year CMT + 2.185%),
05/01/2036 (A)	687,814	723,999
3.570%, (1 Year CMT + 2.333%),
05/01/2034 (A)	176,291	186,294
3.610%, (1 Year CMT + 2.196%),
02/01/2035 (A)	591,504	621,557
Government National Mortgage
Association
2.750%(1 Year CMT + 1.500%),
08/20/2032 to 08/20/2035 (A)	567,928	582,318
		7,084,915
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $34,607,162)		$34,529,784

CORPORATE BONDS – 53.7%
Consumer discretionary – 5.9%
Ford Motor Credit Company LLC
2.021%, 05/03/2019	3,000,000	2,968,359
General Motors Financial Company, Inc.
3.500%, 07/10/2019	2,000,000	2,012,811
Historic TW, Inc.
6.875%, 06/15/2018	3,500,000	3,527,692
Time Warner Cable LLC
6.750%, 07/01/2018	2,000,000	2,018,817
Toyota Motor Credit Corp.
1.700%, 02/19/2019	3,000,000	2,978,490
		13,506,169
Consumer staples – 2.8%
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	4,000,000	3,988,160
Kraft Heinz Foods Company
2.000%, 07/02/2018	2,500,000	2,497,498
		6,485,658
Energy – 3.3%
ONEOK Partners LP
3.200%, 09/15/2018	3,000,000	3,011,205
Petroleos Mexicanos
5.500%, 02/04/2019 (B)	1,500,000	1,525,875
Shell International Finance BV
2.000%, 11/15/2018	3,000,000	2,992,770
		7,529,850
Financials – 23.3%
AIA Group, Ltd.
2.250%, 03/11/2019 (C)	2,000,000	1,985,131
American Express Credit Corp.
2.375%, 05/26/2020	2,000,000	1,973,812
Bank of America Corp.
6.875%, 04/25/2018	2,198,000	2,203,759
BB&T Corp.
2.450%, 01/15/2020	2,000,000	1,983,151
BNP Paribas SA
2.450%, 03/17/2019	2,000,000	1,994,044
BPCE SA
2.500%, 12/10/2018	1,919,000	1,915,640
Citigroup, Inc.
1.700%, 04/27/2018	2,087,000	2,085,852
Credit Agricole SA
2.625%, 10/03/2018 (C)	2,000,000	1,999,781
FS Investment Corp.
4.000%, 07/15/2019	160,000	160,787
HSBC USA, Inc.
2.250%, 06/23/2019	2,500,000	2,481,537
ING Bank NV
2.300%, 03/22/2019 (C)	2,000,000	1,990,587
Macquarie Group, Ltd.
3.000%, 12/03/2018 (C)	2,500,000	2,501,746
Morgan Stanley
5.625%, 09/23/2019	2,057,000	2,135,093
MUFG Union Bank NA
2.250%, 05/06/2019	1,250,000	1,240,975
National Australia Bank, Ltd.
2.000%, 01/14/2019	2,000,000	1,991,795
PNC Bank NA
2.200%, 01/28/2019	2,500,000	2,489,190
Santander Holdings USA, Inc.
2.700%, 05/24/2019	1,183,000	1,180,015
Santander UK PLC
2.500%, 03/14/2019	2,000,000	1,992,943
Societe Generale SA
2.625%, 10/01/2018	2,000,000	1,999,226
Standard Chartered PLC
2.400%, 09/08/2019 (C)	1,645,000	1,628,318
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	2,000,000	1,994,831
Sumitomo Mitsui Trust Bank, Ltd.
1.950%, 09/19/2019 (C)	2,000,000	1,965,590
The Bank of New York Mellon Corp.
2.300%, 09/11/2019	2,000,000	1,984,409

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
2.625%, 01/31/2019	$3,000,000	$2,998,443
UBS AG
2.375%, 08/14/2019	3,000,000	2,977,821
Wells Fargo & Company
2.500%, 03/04/2021	3,000,000	2,944,982
		52,799,458
Health care – 7.7%
AbbVie, Inc.
1.800%, 05/14/2018	3,600,000	3,597,375
Amgen, Inc.
1.900%, 05/10/2019	3,000,000	2,976,346
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	3,000,000	3,011,229
McKesson Corp.
2.284%, 03/15/2019	2,769,000	2,754,117
Mylan NV
3.000%, 12/15/2018	2,340,000	2,339,955
Teva Pharmaceutical Finance
Netherlands III BV
1.700%, 07/19/2019	2,870,000	2,775,015
		17,454,037
Industrials – 4.2%
Air Lease Corp.
2.625%, 09/04/2018	3,000,000	2,996,672
Caterpillar Financial Services Corp.
2.100%, 01/10/2020	2,000,000	1,977,044
International Lease Finance Corp.
3.875%, 04/15/2018	2,000,000	2,000,360
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (C)	2,615,000	2,601,693
		9,575,769
Information technology – 3.7%
Apple, Inc.
1.700%, 02/22/2019	3,000,000	2,983,052
Dell International LLC
3.480%, 06/01/2019 (C)	2,000,000	2,008,910
IBM Corp.
1.800%, 05/17/2019	3,000,000	2,976,555
NetApp, Inc.
2.000%, 09/27/2019	345,000	339,627
		8,308,144
Materials – 1.2%
The Sherwin-Williams Company
7.250%, 06/15/2019	2,500,000	2,633,042
Real estate – 0.7%
American Tower Corp.
3.400%, 02/15/2019	1,515,000	1,520,327
Utilities – 0.9%
Dominion Energy, Inc.
1.875%, 12/15/2018 (C)	2,000,000	1,986,301
TOTAL CORPORATE BONDS (Cost
$122,547,685)		$121,798,755

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal National Mortgage Association
Series 2013-10, Class FT (1 month
LIBOR + 0.350%)
2.222%, 04/25/2042 (A)	1,242,830	1,240,917
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,245,548)		$1,240,917

ASSET BACKED SECURITIES – 16.3%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	2,000,000	1,990,113
BMW Vehicle Owner Trust
Series 2016-A, Class A3
1.160%, 11/25/2020	1,250,000	1,237,933
Cabela’s Credit Card Master Note Trust
Series 2013-2A, Class A1
2.170%, 08/16/2021 (C)	4,175,000	4,170,557
Capital One Multi-Asset Execution Trust
Series 2015-A7, Class A7
1.450%, 08/16/2021	2,965,000	2,948,856
CarMax Auto Owner Trust
Series 2016-2, Class A3
1.520%, 02/16/2021	1,833,236	1,818,431
Series 2017-3, Class A2A
1.640%, 09/15/2020	2,634,877	2,621,877
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6
2.150%, 07/15/2021	3,000,000	2,983,490
CNH Equipment Trust
Series 2014-C, Class A3
1.050%, 11/15/2019	230,271	229,934
Series 2016-B, Class A2A
1.310%, 10/15/2019	111,909	111,850
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.670%, 01/18/2022	3,000,000	2,966,039
Ford Credit Auto Owner Trust
Series 2015-A, Class A3
1.280%, 09/15/2019	382,312	381,792
Honda Auto Receivables Owner Trust
Series 2015-3, Class A4
1.560%, 10/18/2021	3,000,000	2,983,908
Hyundai Auto Receivables Trust
Series 2016-A, Class A3
1.560%, 09/15/2020	2,000,000	1,988,700
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3
1.340%, 12/16/2019	1,359,761	1,355,431
Nissan Auto Receivables Owner Trust
Series 2015-A, Class A4
1.500%, 09/15/2021	2,666,000	2,646,374
Synchrony Credit Card Master
Note Trust
Series 2015-2, Class A
1.600%, 04/15/2021	4,250,000	4,249,150
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3
1.250%, 03/16/2020	1,683,755	1,674,600
World Omni Auto Receivables Trust
Series 2016-B, Class A2
1.100%, 01/15/2020	702,624	701,565
TOTAL ASSET BACKED SECURITIES (Cost
$37,300,908)		$37,060,600

SECURITIES LENDING COLLATERAL – 0.9%
John Hancock Collateral Trust,
1.8276% (D)(E)	205,700	2,057,370
TOTAL SECURITIES LENDING COLLATERAL (Cost
$2,057,836)		$2,057,370

SHORT-TERM INVESTMENTS – 6.6%
U.S. Government – 5.7%
U.S. Treasury Bill
1.456%, 05/24/2018 *	$8,000,000	7,980,924

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
U.S. Treasury Bill (continued)
1.605%, 05/24/2018 *	$5,000,000	$4,988,078
		12,969,002
U.S. Government Agency – 0.6%
Federal Agricultural Mortgage Corp.
Discount Note
1.500%, 04/02/2018 *	125,000	124,995
Federal Home Loan Bank Discount Note
1.200%, 04/02/2018 *	860,000	859,988
1.400%, 04/02/2018 *	489,000	489,000
		1,473,983
Money market funds – 0.2%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.5812% (D)	391,644	391,644
Repurchase agreement – 0.1%
Barclays Tri-Party Repurchase
Agreement dated 3-29-18 at 1.750%
to be repurchased at $169,033 on
4-2-18, collateralized by $175,600
U.S. Treasury Notes, 1.875% due
4-30-22 (valued at $172,428,
including interest)	$169,000	$169,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,005,624)		$15,003,629
Total Investments (Ultra Short Term Bond Trust)
(Cost $212,764,763) – 93.4%		$211,691,055
Other assets and liabilities, net – 6.6%		15,074,467
TOTAL NET ASSETS – 100.0%		$226,765,522

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $2,017,532.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $22,838,614 or 10.1% of the fund’s net assets as of 3-31-18.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Utilities Trust

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 95.1%
Consumer discretionary – 4.1%
Media – 4.1%
Altice USA, Inc., Class A (A)(B)	199,978	$3,695,593
Comcast Corp., Class A	158,120	5,402,960
NOS SGPS SA	376,021	2,216,219
		11,314,772
Energy – 15.4%
Oil, gas and consumable fuels – 15.4%
Cheniere Energy, Inc. (A)	96,006	$5,131,521
Enbridge, Inc.	147,538	4,640,230
Energy Transfer Partners LP	116,055	1,882,412
Enterprise Products Partners LP	270,840	6,630,163
EQT GP Holdings LP (B)	12,508	288,685
EQT Midstream Partners LP	63,992	3,777,448
Kinder Morgan, Inc.	101,878	1,534,283
ONEOK, Inc.	10,760	612,459
Plains All American Pipeline LP (B)	40,528	892,832
Plains GP Holdings LP, Class A (A)	115,586	2,513,996
SemGroup Corp., Class A	40,024	856,514
Tallgrass Energy GP LP (B)	29,187	555,137
Targa Resources Corp.	47,372	2,084,368
The Williams Companies, Inc.	79,951	1,987,582
TransCanada Corp.	123,932	5,125,235
Western Gas Equity Partners LP	47,306	1,566,775
Williams Partners LP (B)	64,654	2,226,037
		42,305,677
Industrials – 0.6%
Commercial services and supplies – 0.6%
Covanta Holding Corp.	117,945	1,710,203
Real estate – 2.8%
Equity real estate investment trusts – 2.8%
American Tower Corp.	53,376	7,757,668
Telecommunication services – 12.5%
Diversified telecommunication services – 9.2%
Cellnex Telecom SA (C)	143,141	3,826,718
Com Hem Holding AB	519,634	8,438,367
Hellenic Telecommunications
Organization SA	179,269	2,430,103
Koninklijke KPN NV	884,491	2,659,655
Orange SA	162,159	2,756,353
Telefonica Brasil SA, ADR	118,253	1,816,366
Telesites SAB de CV (A)(B)	898,400	700,732
TELUS Corp.	76,454	2,684,658
		25,312,952
Wireless telecommunication services – 3.3%
Advanced Info Service PCL	229,400	1,514,936
America Movil SAB de CV,
Series L, ADR	27,849	531,637
Globe Telecom, Inc.	4,410	137,441
KDDI Corp.	61,500	1,583,896
Millicom International Cellular SA	8,071	552,336
Mobile TeleSystems PJSC, ADR	202,330	2,304,539
Vodafone Group PLC	497,646	1,361,575
XL Axiata Tbk PT (A)	6,358,550	1,170,298
		9,156,658
		34,469,610
Utilities – 59.7%
Electric utilities – 36.1%
American Electric Power Company, Inc.	105,146	7,211,964
Avangrid, Inc.	51,653	2,640,501
CLP Holdings, Ltd.	13,500	137,646
Duke Energy Corp.	60,238	4,666,638
Edison International	69,401	4,418,068
EDP - Energias do Brasil SA	33,293	134,223
Emera, Inc.	127,631	4,037,909
Enel Americas SA	504,461	118,605
Enel Americas SA, ADR	127,966	1,486,965
Enel SpA	1,458,170	8,922,850
Eversource Energy	19,717	1,161,726

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Exelon Corp.	472,639	$18,437,647
Great Plains Energy, Inc.	87,507	2,781,848
Iberdrola SA	763,936	5,617,518
NextEra Energy, Inc.	70,667	11,542,041
PG&E Corp.	99,628	4,376,658
PPL Corp.	351,444	9,942,351
SSE PLC	287,329	5,154,495
The Southern Company	119,911	5,355,225
Westar Energy, Inc.	11,771	619,037
Xcel Energy, Inc.	12,502	568,591
		99,332,506
Gas utilities – 2.0%
APA Group	244,747	1,490,258
Atmos Energy Corp.	1,693	142,618
China Resources Gas Group, Ltd.	1,104,000	3,860,683
		5,493,559
Independent power and renewable electricity producers – 15.5%
AES Corp.	415,907	4,728,863
China Longyuan Power Group Corp.,
Ltd., H Shares	2,316,000	1,788,603
Dynegy, Inc. (A)	399,898	5,406,621
EDP Renovaveis SA	1,521,066	14,911,111
Engie Brasil Energia SA	113,600	1,347,461
NextEra Energy Partners LP (B)	95,378	3,814,166
NRG Energy, Inc.	207,221	6,326,457
NRG Yield, Inc., Class A	121,303	1,994,221
NRG Yield, Inc., Class C	39,985	679,745
NTPC, Ltd.	615,243	1,611,387
		42,608,635
Multi-utilities – 5.2%
CenterPoint Energy, Inc.	78,013	2,137,556
CMS Energy Corp.	18,801	851,497
Public Service Enterprise Group, Inc.	69,472	3,490,273
RWE AG	127,808	3,159,182
Sempra Energy	36,278	4,034,839
Suez	47,189	683,766
		14,357,113
Water utilities – 0.9%
Cia de Saneamento Basico do Estado de
Sao Paulo	231,700	2,456,345
		164,248,158
TOTAL COMMON STOCKS (Cost $250,607,812)		$261,806,088

PREFERRED SECURITIES – 4.3%
Energy – 0.7%
Oil, gas and consumable fuels – 0.7%
Anadarko Petroleum Corp., 7.500%	60,689	1,808,532
Utilities – 3.6%
Electric utilities – 2.0%
NextEra Energy, Inc., 6.123%	63,281	3,648,782
NextEra Energy, Inc., 6.371%	24,383	1,773,132
		5,421,914
Independent power and renewable electricity producers –
0.4%
Dynegy, Inc., 7.000%	13,018	1,126,057
Multi-utilities – 1.2%
Dominion Energy, Inc., 6.750%	44,538	2,067,009
Sempra Energy, 6.000%	12,036	1,232,125
		3,299,134
		9,847,105
TOTAL PREFERRED SECURITIES (Cost $11,602,179)		$11,655,637

SECURITIES LENDING COLLATERAL – 3.2%
John Hancock Collateral Trust,
1.8276% (D)(E)	894,591	8,947,524
TOTAL SECURITIES LENDING COLLATERAL (Cost
$8,948,779)		$8,947,524
SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional Treasury Money
Market Fund, Premier Class, 1.5066% (D)	766,204	766,204
TOTAL SHORT-TERM INVESTMENTS (Cost $766,204)		$766,204
Total Investments (Utilities Trust)
(Cost $271,924,974) – 102.9%		$283,175,453
Other assets and liabilities, net – (2.9%)		(7,912,609)
TOTAL NET ASSETS – 100.0%		$275,262,844

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 3-31-18. The value of securities on loan amounted to $8,653,398.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	222,536	USD	172,335	Barclays Bank PLC Wholesale	5/25/2018	$561	—
CAD	20,817	USD	16,182	Morgan Stanley Capital Services, Inc.	5/25/2018	—	($8)
EUR	204,925	USD	253,661	Morgan Stanley Capital Services, Inc.	4/30/2018	—	(1,045)
EUR	73,547	USD	90,827	BNP Paribas SA	5/25/2018	—	(2)
EUR	254,489	USD	315,358	Deutsche Bank AG London	5/25/2018	—	(1,083)
EUR	169,841	USD	212,095	Morgan Stanley Capital Services, Inc.	5/25/2018	—	(2,353)

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2018 (unaudited) (showing percentage of total net assets)

Utilities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	10,905,020	CAD	14,072,492	Merrill Lynch International	5/25/2018	—	($28,450)
USD	6,404,716	EUR	5,209,182	Morgan Stanley Capital Services, Inc.	4/19/2018	—	(11,721)
USD	22,896,463	EUR	18,443,605	JPMorgan Chase Bank N.A.	5/25/2018	$119,944	—
USD	3,937,739	GBP	2,760,284	Deutsche Bank AG London	5/25/2018	57,052	—
						$177,557	($44,662)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Investment companies
Underlying Funds’ Investment Managers
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors, L.P.	(DFA)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company, LLC	(PIMCO)
Redwood Investments, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)

Certain portfolios had the following country composition as a percentage of net assets on 3-31-18:

Alpha Opportunities Trust
United States	87.8%
Canada	2.8%
United Kingdom	2.2%
Switzerland	2.0%
Ireland	2.0%
Other countries	3.2%
Total	100.0%

Financial Industries Trust
United States	76.0%
United Kingdom	6.0%
Bermuda	2.7%
Switzerland	2.5%
Spain	2.5%
Denmark	2.4%
Norway	1.7%
Sweden	1.3%
France	1.2%
Ireland	1.0%
Other countries	2.7%
Total	100.0%

Fundamental Large Cap Value Trust
United States	87.9%
Ireland	4.1%
Switzerland	1.7%
Belgium	1.6%
Canada	1.5%
Netherlands	1.4%
France	1.0%
Other countries	0.8%

Total	100.0%

High Yield Trust
United States	76.9%
Canada	5.2%
Cayman Islands	5.1%
United Kingdom	3.2%
France	1.7%
Luxembourg	1.4%
Netherlands	1.2%
Bermuda	1.0%
Other countries	4.3%
Total	100.0%

Investment Quality Bond Trust
United States	78.8%
Cayman Islands	11.6%
United Kingdom	1.1%
Other countries	8.5%
Total	100.0%

Mid Value Trust
United States	87.5%
Canada	3.8%
Ireland	2.7%
Bermuda	1.9%
Denmark	1.4%
Other countries	2.7%
Total	100.0%

Mutual Shares Trust
United States	78.8%
United Kingdom	8.1%
Switzerland	3.7%
Ireland	3.0%
Netherlands	2.6%
South Korea	1.7%
Other countries	2.1%
Total	100.0%

New Income Trust
United States	89.0%
Cayman Islands	2.2%
Netherlands	1.1%
Other countries	7.7%
Total	100.0%

Science & Technology Trust
United States	82.8%
China	4.8%
United Kingdom	2.3%

South Korea	2.0%
Switzerland	1.3%
Taiwan	1.2%
Russia	1.2%
Germany	1.1%
Bermuda	1.0%
Other countries	2.3%
Total	100.0%

Small Cap Value Trust
United States	89.8%
United Kingdom	4.3%
India	2.0%
Luxembourg	2.0%
Ireland	1.3%
Other countries	0.6%
Total	100.0%

Strategic Equity Allocation Trust
United States	66.9%
Japan	7.8%
United Kingdom	5.2%
France	3.3%
Germany	3.1%
Switzerland	3.0%
Australia	2.1%
Netherlands	1.5%
Hong Kong	1.1%
Spain	1.0%
Other countries	5.0%
Total	100.0%

Strategic Income Opportunities Trust
United States	64.3%
Mexico	5.4%
Indonesia	4.3%
Canada	2.9%
Ireland	2.5%
Philippines	2.3%
Brazil	2.3%
Malaysia	1.6%
Germany	1.5%
Netherlands	1.4%
Other countries	11.5%
Total	100.0%

Ultra Short Term Bond Trust
United States	83.8%
Netherlands	4.5%
France	3.5%

Australia	2.0%
Japan	1.7%
United Kingdom	1.6%
Switzerland	1.3%
Other countries	1.6%
Total	100.0%

Utilities Trust
United States	62.4%
Spain	8.8%
Canada	6.0%
Italy	3.2%
Sweden	3.1%
United Kingdom	2.4%
Brazil	2.1%
Hong Kong	1.5%
France	1.2%
Germany	1.1%
Other countries	8.2%
Total	100.0%

Certain portfolios had the following sector composition as a percentage of net assets on 3-31-18:

Emerging Markets Value Trust
Financials	28.5%
Materials	17.5%
Energy	14.4%
Industrials	9.2%
Information technology	8.8%
Consumer discretionary	8.1%
Telecommunication services	4.2%
Real estate	3.9%
Consumer staples	2.5%
Utilities	1.3%
Health care	0.5%
Short-term investments and other	1.1%
Total	100.0%

Global Trust
Financials	21.9%
Health care	15.4%
Consumer discretionary	12.1%
Information technology	11.9%
Energy	11.4%
Industrials	7.1%
Telecommunication services	5.8%
Materials	4.0%
Consumer staples	3.7%
Utilities	2.3%
Real estate	0.5%
Short-term investments and other	3.9%
Total	100.0%

International Equity Index Trust

Financials	22.4%
Industrials	11.6%
Information technology	11.4%
Consumer discretionary	11.1%
Consumer staples	9.2%
Materials	7.8%
Health care	7.5%
Energy	6.7%
Telecommunication services	3.8%
Real estate	3.1%
Utilities	2.9%
Short-term investments and other	2.5%
Total	100.0%

International Growth Stock Trust
Financials	26.2%
Information technology	18.6%
Industrials	17.0%
Consumer staples	14.9%
Consumer discretionary	8.5%
Health care	4.4%
Energy	3.9%
Materials	2.2%
Short-term investments and other	4.3%
Total	100.0%

International Small Company Trust
Industrials	23.9%
Consumer discretionary	17.0%
Materials	11.8%
Financials	11.7%
Information technology	10.4%
Consumer staples	6.4%
Health care	4.9%
Energy	4.4%
Real estate	4.0%
Utilities	2.8%
Telecommunication services	1.5%
Short-term investments and other	1.2%
Total	100.0%

International Value Trust
Financials	22.1%
Health care	16.0%
Energy	14.1%
Information technology	9.0%
Industrials	8.2%
Materials	7.6%
Telecommunication services	6.7%
Consumer discretionary	6.4%
Consumer staples	3.5%
Utilities	2.7%

Short-term investments and other	3.7%
Total	100.0%

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolios in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Securities in Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. This portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that they will be able to do so.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Moderate Portfolio, Real Estate Securities Trust and Small Company Value Trust are categorized as Level 1 under the hierarchy described above.

All investments of 500 Index Trust, Fundamental All Cap Core Trust and Mid Cap Index Trust are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and discount notes which are categorized as Level 2.

All investments of Money Market Trust and Short Term Government Income Trust are categorized as Level 2 under the hierarchy described above.

All investments of Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral which is categorized as Level 1.

All investments of Core Bond Trust, Total Bond Market Trust and Ultra Short Term Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments of Investment Quality Bond Trust are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2018, by major security category or type:

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$226,764,093	–	$226,764,093	–
Foreign government obligations	5,534,824	–	5,534,824	–
Corporate bonds	297,310,391	–	297,310,391	–
Convertible bonds	282,224	–	282,224	–
Capital preferred securities	1,945,762	–	1,945,762	–
Municipal bonds	3,558,642	–	3,558,642	–
Term loans	853,103	–	853,103	–
Collateralized mortgage obligations	83,183,324	–	83,183,324	–
Asset backed securities	83,104,514	–	83,104,514	–
Preferred securities	1,556,161	$1,355,890	200,271	–
Securities lending collateral	6,765,721	6,765,721	–	–
Short-term investments	72,257,933	66,944,106	5,313,827	–
Total investments in securities	$783,116,692	$75,065,717	$708,050,975	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$13,590,324	$13,025,828	$460,938	$103,558
Consumer staples	5,868,903	4,870,030	998,873	–
Energy	5,102,523	5,102,523	–	–
Financials	21,787,702	21,359,221	333,133	95,348
Health care	11,711,323	11,631,851	79,472	–
Industrials	15,424,797	15,214,169	210,628	–
Information technology	20,886,923	20,057,484	642,025	187,414
Materials	5,939,364	5,939,364	–	–
Real estate	2,784,088	2,735,957	–	48,131
Telecommunication services	1,980,704	1,980,704	–	–
Utilities	2,215,749	2,215,749	–	–
Preferred securities	7,120,574	–	–	7,120,574
Warrants	13,231	13,230	–	1
Short-term investments	3,700,000	–	3,700,000	–
Total investments in securities	$118,126,205	$104,146,110	$6,425,069	$7,555,026

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$401,221,976	$401,221,976	–	–
Consumer staples	6,294,367	6,294,367	–	–
Financials	169,943,782	169,943,782	–	–
Health care	279,908,018	279,908,018	–	–
Industrials	168,396,705	168,396,705	–	–
Information technology	743,196,736	704,284,439	$38,912,297	–
Materials	9,546,026	9,546,026	–	–
Real estate	8,282,825	8,282,825	–	–
Utilities	6,506,239	6,506,239	–	–
Securities lending collateral	49,989,455	49,989,455	–	–
Short-term investments	5,097,477	5,097,477	–	–
Total investments in securities	$1,848,383,606	$1,809,471,309	$38,912,297	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$219,720,925	$203,743,449	$15,977,476	–
Consumer staples	48,169,444	48,169,444	–	–
Energy	13,639,742	13,639,742	–	–
Financials	52,660,030	52,660,030	–	–
Health care	97,733,267	97,733,267	–	–
Industrials	81,260,573	81,260,573	–	–
Information technology	508,131,632	471,848,720	36,282,912	–
Materials	9,293,104	9,293,104	–	–
Securities lending collateral	22,507,632	22,507,632	–	–
Short-term investments	1,047,197	1,047,197	–	–
Total investments in securities	$1,054,163,546	$1,001,903,158	$52,260,388	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$29,415,216	$29,415,216	–	–
Consumer staples	31,255,261	31,255,261	–	–
Energy	4,900,259	4,083,225	$817,034	–
Financials	30,777,703	30,777,703	–	–
Health care	53,491,432	53,491,432	–	–
Industrials	24,893,518	24,893,518	–	–
Information technology	60,477,641	60,477,641	–	–
Materials	1,857,356	1,857,356	–	–
Real estate	8,831,427	8,831,427	–	–
Utilities	21,316,008	21,316,008	–	–
Preferred securities
Financials	5,534,150	5,534,150	–	–
Health care	3,924,100	3,924,100	–	–
Real estate	341,696	–	341,696	–
Utilities	5,752,818	5,752,818	–	–
U.S. Government and Agency obligations	23,785,678	–	23,785,678	–
Corporate bonds	71,061,470	–	71,061,470	–
Term loans	6,167,090	–	6,167,090	–
Asset backed securities	397,200	–	397,200	–
Purchased options	93,510	–	93,510	–
Securities lending collateral	2,018,366	2,018,366	–	–
Short-term investments	12,052,152	9,868,152	2,184,000	–
Total investments in securities	$398,344,051	$293,496,373	$104,847,678	–
Derivatives:
Liabilities
Written options	($1,336,430)	–	($1,336,430)	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Brazil	$55,236,575	$55,236,575	–	–
Chile	10,423,420	1,890,526	$8,532,894	–
China	95,486,488	6,677,184	88,779,459	$29,845
Colombia	2,414,395	2,414,395	–	–
Czech Republic	1,653,054	–	1,653,054	–
Greece	214,363	–	214,363	–
Hong Kong	36,952,710	1,548,200	35,310,629	93,881
Hungary	1,999,707	–	1,999,707	–
India	90,542,868	2,844,144	87,691,572	7,152
Indonesia	19,002,001	8,710	18,993,291	–
Laos	17,526	–	17,526	–
Malaysia	20,887,184	–	20,887,184	–
Malta	187,442	–	187,442	–
Mexico	27,572,384	27,572,384	–	–
Philippines	8,076,767	–	8,076,654	113
Poland	10,177,337	–	10,177,337	–
Russia	15,389,468	–	15,389,468	–
Singapore	21,872	–	21,872	–
South Africa	59,873,165	3,314,076	56,559,089	–
South Korea	134,216,287	19,082,621	115,089,221	44,445
Taiwan	123,967,018	2,258,677	121,708,341	–
Thailand	23,461,726	–	23,456,235	5,491
Turkey	10,466,752	–	10,463,833	2,919
Ukraine	226,533	–	226,533	–
Preferred securities
Brazil	14,031,708	14,031,708	–	–
Colombia	659,662	659,662	–	–
Malaysia	13,423	–	13,423	–
Panama	140,066	140,066	–	–
South Korea	89,208	–	89,208	–
Rights	95,008	95,008	–	–
Warrants	52,359	52,359	–	–
Securities lending collateral	21,608,494	21,608,494	–	–
Total investments in securities	$785,156,970	$159,434,789	$625,538,335	$183,846
Derivatives:
Liabilities
Futures	($77,375)	($77,375)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Income Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$121,649,749	$121,649,749	–	–
Consumer staples	138,191,332	137,220,673	$970,659	–
Energy	159,741,359	124,770,944	34,970,415	–
Financials	455,117,309	455,117,309	–	–
Health care	190,584,098	179,395,267	11,188,831	–
Industrials	173,582,744	173,582,744	–	–
Information technology	144,849,976	144,849,976	–	–
Materials	90,370,462	87,013,674	3,356,788	–
Real estate	48,906,383	48,906,383	–	–
Telecommunication services	49,154,153	37,762,855	11,391,298	–
Utilities	80,946,271	80,946,271	–	–
Preferred securities	37,956,121	37,956,121	–	–
Corporate bonds	5,425,257	–	5,425,257	–
Securities lending collateral	26,212,076	26,212,076	–	–
Short-term investments	22,668,194	22,668,194	–	–
Total investments in securities	$1,745,355,484	$1,678,052,236	$67,303,248	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$123,905,023	$106,661,317	$17,243,706	–
Capital markets	21,524,411	12,441,047	9,083,364	–
Consumer finance	11,260,572	11,260,572	–	–
Diversified financial services	12,593,914	10,072,947	2,520,967	–
Insurance	38,165,684	37,091,007	1,074,677	–
Thrifts and mortgage finance	2,601,290	2,601,290	–	–
Information technology
IT services	996,238	996,238	–	–
Real estate
Equity real estate investment trusts	9,787,566	5,521,081	4,266,485	–
Real estate management and development	1,223,887	–	1,223,887	–
Preferred securities	490,736	–	490,736	–
Securities lending collateral	3,082,526	3,082,526	–	–
Short-term investments	8,608,758	–	8,608,758	–
Total investments in securities	$234,240,605	$189,728,025	$44,512,580	–
Derivatives:
Assets
Forward foreign currency contracts	$220,659	–	$220,659	–
Liabilities
Forward foreign currency contracts	(33,863)	–	(33,863)	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$64,223,152	$56,637,643	$7,585,509	—
Consumer staples	48,039,310	23,408,982	24,630,328	—
Energy	67,024,119	67,024,119	—	—
Financials	263,921,515	263,921,515	—	—
Health care	82,853,462	82,853,462	—	—
Industrials	110,585,974	110,585,974	—	—
Information technology	103,169,341	103,169,341	—	—
Materials	15,871,018	15,871,018	—	—
Short-term investments	5,752,850	—	5,752,850	—
Total investments in securities	$761,440,741	$723,472,054	$37,968,687	—

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$159,647,376	—	$159,647,376	—
Foreign government obligations	139,969,804	—	139,969,804	—
Corporate bonds	220,258,392	—	220,258,392	—
Capital preferred securities	1,521,000	—	1,521,000	—
Municipal bonds	4,809,747	—	4,809,747	—
Term loans	686,549	—	686,549	—
Collateralized mortgage obligations	46,666,782	—	46,666,782	—
Asset backed securities	53,104,120	—	53,104,120	—
Common stocks	25,775	$25,775	—	—
Preferred securities	424,604	—	424,604	—
Escrow shares	434,820	—	434,820	—
Purchased options	402,440	2,311	400,129	—
Short-term investments	116,203,655	—	116,203,655	—
Total investments in securities	$744,155,064	$28,086	$744,126,978	—
Derivatives:
Assets
Futures	$3,268,068	$2,818,266	$449,802	—
Forward foreign currency contracts	4,155,092	—	4,155,092	—
Swap contracts	12,712,607	—	12,712,607	—
Liabilities
Futures	(2,268,627)	(1,738,405)	(530,222)	—
Forward foreign currency contracts	(4,281,820)	—	(4,281,820)	—
Written options	(460,823)	—	(460,823)	—
Swap contracts	(5,799,127)	—	(5,799,127)	—

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Trust
Investments in securities:
Assets
Common stocks
Canada	$5,858,834	$5,858,834	—	—
China	8,377,609	5,480,248	$2,897,361	—
Denmark	1,219,961	—	1,219,961	—
France	14,095,121	—	14,095,121	—
Germany	7,134,156	—	7,134,156	—
Hong Kong	4,653,493	—	4,653,493	—
India	1,753,442	—	1,753,442	—
Ireland	4,818,664	4,164,075	654,589	—
Israel	4,060,755	4,060,755	—	—
Italy	3,950,438	—	3,950,438	—
Japan	13,280,794	—	13,280,794	—
Luxembourg	3,691,399	—	3,691,399	—
Netherlands	13,445,257	—	13,445,257	—
Portugal	1,790,183	—	1,790,183	—
Russia	1,134,323	1,134,323	—	—
Singapore	3,994,275	—	3,994,275	—
South Korea	9,908,757	3,392,271	6,516,486	—
Spain	1,660,827	—	1,660,827	—
Sweden	4,063,726	—	4,063,726	—
Switzerland	6,175,291	—	6,175,291	—
Taiwan	986,989	—	986,989	—
Thailand	2,940,911	—	2,940,911	—
United Kingdom	23,615,435	—	23,615,435	—
United States	75,437,914	75,437,914	—	—
Corporate bonds	1,062,385	—	1,062,385	—
Securities lending collateral	13,368,797	13,368,797	—	—
Short-term investments	5,800,000	—	5,800,000	—
Total investments in securities	$238,279,736	$112,897,217	$125,382,519	—

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$233,665	—	—	$233,665
Consumer staples	1,592,576	$1,592,576	—	—
Health care	283,317,044	274,266,333	$8,845,118	205,593
Preferred securities
Consumer discretionary	521,773	—	—	521,773
Health care	817,391	613,924	203,467	—
Information technology	136,243	—	—	136,243
Convertible bonds	442,597	—	442,597	—
Rights	4,655	4,655	—	—
Short-term investments	1,409,612	1,409,612	—	—
Total investments in securities	$288,475,556	$277,887,100	$9,491,182	$1,097,274

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$3,380,983	—	$3,380,983	—
Corporate bonds	188,964,528	—	188,275,291	$689,237
Convertible bonds	3,378,464	—	3,378,464	—
Capital preferred securities	975,000	—	975,000	—
Term loans	6,691,357	—	6,691,357	—
Collateralized mortgage obligations	963,805	—	963,805	—
Asset backed securities	8,664,827	—	8,664,827	—
Common stocks	4,094,759	—	1,912,004	2,182,755
Preferred securities	2,846,302	$1,326,851	1,309,462	209,989
Escrow certificates	500	—	—	500
Securities lending collateral	5,462,546	5,462,546	—	—
Total investments in securities	$225,423,071	$6,789,397	$215,551,193	$3,082,481
Derivatives:
Assets
Futures	$46,660	$46,660	—	—
Swap contracts	132	—	$132	—
Liabilities
Futures	(35,741)	(35,741)	—	—
Forward foreign currency contracts	(61,401)	—	(61,401)	—
Swap contracts	(267,817)	—	(267,817)	—

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$35,632,419	—	$35,632,419	—
Austria	1,451,125	—	1,451,125	—
Belgium	6,047,657	—	6,047,657	—
Brazil	9,440,740	$9,440,740	—	—
Canada	48,900,270	48,900,270	—	—
Chile	2,208,031	1,824,562	383,469	—
China	52,168,630	14,823,686	37,344,944	—
Colombia	808,262	808,262	—	—
Czech Republic	418,138	—	418,138	—
Denmark	9,822,987	—	9,822,987	—
Egypt	213,943	—	213,943	—
Finland	5,440,464	—	5,440,464	—
France	56,432,644	—	56,432,644	—
Germany	48,352,395	—	48,352,395	—
Greece	675,197	—	675,197	—
Hong Kong	25,810,652	274,875	25,524,033	$11,744
Hungary	641,303	—	641,303	—
India	16,176,715	2,885,889	13,290,826	—
Indonesia	4,251,259	9,458	4,241,801	—
Ireland	4,988,521	492,603	4,495,918	—
Isle of Man	245,508	—	245,508	—
Israel	2,343,896	478,421	1,865,475	—
Italy	11,343,468	—	11,343,468	—
Japan	131,180,208	—	131,180,208	—
Jersey, Channel Islands	280,049	—	280,049	—
Luxembourg	1,751,305	—	1,751,305	—
Macau	805,419	—	805,419	—
Malaysia	5,131,879	—	5,131,879	—
Malta	43,595	—	43,595	—
Mexico	5,767,989	5,633,999	133,990	—
Netherlands	24,838,526	1,412,073	23,426,453	—
New Zealand	846,335	—	846,335	—
Norway	3,590,526	—	3,590,526	—
Peru	831,143	831,143	—	—
Philippines	1,796,798	—	1,796,798	—
Poland	2,430,492	—	2,430,492	—
Portugal	807,046	—	807,046	—
Romania	125,522	—	125,522	—
Russia	6,792,799	5,219,407	1,573,392	—
Singapore	7,329,291	—	7,329,291	—
South Africa	13,737,608	—	13,737,608	—
South Korea	28,323,014	270,519	28,052,495	—
Spain	16,993,702	—	16,993,702	—
Sweden	14,166,929	—	14,166,929	—
Switzerland	45,057,176	—	45,057,176	—
Taiwan	20,042,883	—	20,042,883	—
Thailand	4,330,077	—	4,330,077	—
Turkey	2,063,145	—	2,063,145	—
United Kingdom	80,352,272	—	80,352,272	—
United States	637,722	208,547	429,175	—
Preferred securities
Brazil	5,264,219	5,264,219	—	—
Germany	3,059,805	—	3,059,805	—
Italy	162,688	—	162,688	—
South Korea	1,498,872	—	1,498,872	—
Rights	10,430	10,430	—	—
Securities lending collateral	27,451,230	27,451,230	—	—
Short-term investments	10,774,835	10,774,835	—	—
Total investments in securities	$812,089,753	$137,015,168	$675,062,841	$11,744
Derivatives:
Assets
Futures	$101,086	$101,086	—	—
Liabilities
Futures	(119,358)	(119,358)	—	—

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Trust
Investments in securities:
Assets
Common stocks
Australia	$18,705,170	—	$18,705,170	—
Brazil	21,714,973	$21,714,973	—	—
Canada	31,638,968	31,638,968	—	—
China	3,339,592	3,339,592	—	—
Denmark	7,933,417	—	7,933,417	—
France	31,163,717	—	31,163,717	—
Germany	40,224,826	—	40,224,826	—
Hong Kong	17,992,515	—	17,992,515	—
Italy	7,934,742	—	7,934,742	—
Japan	20,939,550	—	20,939,550	—
Mexico	7,984,216	7,984,216	—	—
Netherlands	15,059,664	—	15,059,664	—
Singapore	7,634,117	—	7,634,117	—
South Korea	12,756,631	—	12,756,631	—
Spain	6,531,005	—	6,531,005	—
Sweden	9,561,859	—	9,561,859	—
Switzerland	22,646,244	—	22,646,244	—
Taiwan	9,757,672	—	9,757,672	—
Thailand	6,861,622	—	6,861,622	—
Turkey	4,548,751	—	4,548,751	—
United Kingdom	54,794,969	—	54,794,969	—
United States	9,540,531	9,540,531	—	—
Short-term investments	16,972,391	16,972,391	—	—
Total investments in securities	$386,237,142	$91,190,671	$295,046,471	—

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$9,739,722	$85,918	$9,642,070	$11,734
Austria	2,451,439	–	2,451,439	–
Belgium	2,839,875	–	2,839,875	–
Bermuda	330,956	–	330,956	–
Cambodia	135,325	–	135,325	–
Canada	11,925,073	11,867,737	57,044	292
China	173,877	37,267	136,610	–
Denmark	3,301,483	–	3,301,483	–
Finland	3,954,969	–	3,954,969	–
France	7,262,321	–	7,262,321	–
Gabon	3,628	–	3,628	–
Georgia	124,310	–	124,310	–
Germany	8,703,033	–	8,703,033	–
Gibraltar	46,301	–	46,301	–
Greece	167	–	–	167
Guernsey, Channel Islands	3,951	–	3,951	–
Hong Kong	4,023,758	–	3,965,763	57,995
India	73,416	–	73,416	–
Ireland	1,065,174	–	1,065,174	–
Isle of Man	471,807	–	471,807	–
Israel	1,024,576	5,871	1,018,705	–
Italy	6,676,374	–	6,676,374	–
Japan	36,543,704	–	36,543,704	–
Jersey, Channel Islands	344,030	–	344,030	–
Liechtenstein	71,338	–	71,338	–
Luxembourg	438,727	–	438,727	–
Macau	19,000	–	19,000	–
Malta	149,489	–	149,489	–
Monaco	77,137	58,726	18,411	–
Mongolia	7,499	–	7,499	–
Netherlands	3,882,925	–	3,882,925	–
New Zealand	1,034,533	–	1,034,533	–
Norway	1,077,327	–	1,077,327	–
Peru	46,277	–	46,277	–
Portugal	776,965	–	776,965	–
Russia	21,483	–	21,483	–
Singapore	1,603,466	–	1,571,237	32,229
South Africa	53,523	–	53,523	–
Spain	3,928,871	–	3,928,871	–
Sweden	4,152,644	–	4,152,644	–
Switzerland	6,940,330	61,376	6,878,954	–
United Arab Emirates	34,020	–	34,020	–
United Kingdom	22,773,588	–	22,753,100	20,488
United States	362,491	165,127	197,364	–
Preferred securities	419,359	–	419,359	–
Rights	30,463	30,238	225	–
Securities lending collateral	16,011,356	16,011,356	–	–
Total investments in securities	$165,132,080	$28,323,616	$136,685,559	$122,905
Derivatives:
Liabilities
Futures	($6,264)	($6,264)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Trust
Investments in securities:
Assets
Common stocks
Canada	$47,948,983	$47,948,983	–	–
China	65,713,453	22,071,867	$43,641,586	–
Denmark	4,973,854	–	4,973,854	–
France	53,245,930	–	53,245,930	–
Germany	63,577,202	–	63,577,202	–
Hong Kong	28,395,214	–	28,395,214	–
India	7,886,162	–	7,886,162	–
Ireland	19,549,262	–	19,549,262	–
Israel	16,152,750	16,152,750	–	–
Italy	15,853,735	–	15,853,735	–
Japan	102,642,649	–	102,642,649	–
Luxembourg	18,238,324	–	18,238,324	–
Malta	3	–	–	$3
Netherlands	74,189,233	–	74,189,233	–
Singapore	16,779,760	124,536	16,655,224	–
South Korea	55,256,898	13,989,671	41,267,227	–
Sweden	4,630,092	–	4,630,092	–
Switzerland	33,753,228	–	33,753,228	–
Taiwan	20,811,736	–	20,811,736	–
Thailand	14,988,480	–	14,988,480	–
United Kingdom	132,340,601	–	132,340,601	–
Securities lending collateral	39,933,762	39,933,762	–	–
Short-term investments	18,600,000	–	18,600,000	–
Total investments in securities	$855,461,311	$140,221,569	$715,239,739	$3

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,759,711,721	$6,759,711,721	–	–
Common stocks
Health care	250	–	–	$250
Industrials	62	–	–	62
Information technology	680,193	–	$680,193	–
Preferred securities	679,453	–	679,453	–
Total investments in securities	$6,761,071,679	$6,759,711,721	$1,359,646	$312

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	381,156,303	$381,156,303	–	–
Short-term investments	3,777,673	1,092,702	$2,684,971	–
Total investments in securities	$384,933,976	$382,249,005	$2,684,971	–
Derivatives:
Assets
Futures	$15,530	$15,530	–	–
Liabilities
Futures	(303,903)	(285,894)	($18,009)	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,491,438,535	$7,491,438,535	–	–
Short-term investments	62,412,206	1,211,075	$61,201,131	–
Total investments in securities	$7,553,850,741	$7,492,649,610	$61,201,131	–
Derivatives:
Assets
Futures	$628,982	$79,883	$549,099	–
Liabilities
Futures	(16,485,103)	(16,485,103)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,270,322,851	$1,270,322,851	–	–
Short-term investments	11,210,686	742,070	$10,468,616	–
Total investments in securities	$1,281,533,537	$1,271,064,921	$10,468,616	–
Derivatives:
Assets
Futures	$36,622	$291	$36,331	–
Liabilities
Futures	(962,241)	(962,241)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,537,948,601	$9,537,948,601	–	–
Short-term investments	123,101,063	1,411,315	$121,689,748	–
Total investments in securities	$9,661,049,664	$9,539,359,916	$121,689,748	–
Derivatives:
Assets
Futures	$41,577	$9,792	$31,785	–
Liabilities
Futures	(1,286,834)	(1,286,834)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,175,250,568	$2,175,250,568	–	–
Short-term investments	16,158,610	173,409	$15,985,201	–
Total investments in securities	$2,191,409,178	$2,175,423,977	$15,985,201	–
Derivatives:
Assets
Futures	$150,784	$19,629	$131,155	–
Liabilities
Futures	(3,766,702)	(3,766,702)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$179,663,758	$178,904,729	–	$759,029
Energy	12,738,670	12,738,670	–	–
Financials	30,945,131	30,945,131	–	–
Health care	124,241,134	115,853,831	$8,387,303	–
Industrials	104,609,926	104,609,926	–	–
Information technology	194,033,811	192,636,478	–	1,397,333
Materials	24,128,242	24,128,242	–	–
Real estate	5,668,189	5,325,466	–	342,723
Preferred securities	42,432,577	–	–	42,432,577
Warrants	651,540	651,540	–	–
Securities lending collateral	65,749,044	65,749,044	–	–
Short-term investments	27,400,000	–	27,400,000	–
Total investments in securities	$812,262,022	$731,543,057	$35,787,303	$44,931,662

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$46,309,164	$46,309,164	–	–
Consumer staples	79,050,498	67,823,350	$11,227,148	–
Energy	76,714,983	76,714,983	–	–
Financials	161,382,425	155,580,457	5,801,968	–
Health care	101,765,937	101,765,937	–	–
Industrials	75,371,199	72,384,261	2,986,938	–
Information technology	20,529,940	20,529,940	–	–
Materials	58,597,231	58,597,231	–	–
Real estate	65,416,312	65,416,312	–	–
Telecommunication services	2,529,315	2,529,315	–	–
Utilities	51,805,561	51,805,561	–	–
Preferred securities	1,985,651	1,985,651	–	–
Securities lending collateral	22,402,626	22,402,626	–	–
Short-term investments	32,128,564	32,128,564	–	–
Total investments in securities	$795,989,406	$775,973,352	$20,016,054	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Shares Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$17,443,047	$15,009,712	$2,433,335	–
Consumer staples	14,436,551	11,063,035	3,373,516	–
Energy	14,739,785	10,461,584	4,278,201	–
Financials	33,370,746	32,123,036	1,247,710	–
Health care	17,010,343	17,010,343	–	–
Industrials	11,217,323	7,774,906	3,442,417	–
Information technology	20,360,665	16,820,354	3,540,311	–
Materials	8,039,709	5,779,966	2,259,743	–
Real estate	2,917,319	2,917,319	–	–
Telecommunication services	1,823,593	–	1,823,593	–
Utilities	4,974,574	4,974,574	–	–
Corporate bonds	4,654,354	–	4,654,354	–
Rights	107,351	–	107,351	–
Escrow certificates	30,960	–	30,960	–
Securities lending collateral	3,510,053	3,510,053	–	–
Short-term investments	10,690,870	–	10,690,870	–
Total investments in securities	$165,327,243	$127,444,882	$37,882,361	–
Derivatives:
Assets
Forward foreign currency contracts	$62,025	–	$62,025	–
Liabilities
Forward foreign currency contracts	(45,375)	–	(45,375)	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$497,203,180	–	$497,203,180	–
Foreign government obligations	18,170,781	–	18,170,781	–
Corporate bonds	473,478,185	–	473,478,185	–
Convertible bonds	1,402,367	–	1,402,367	–
Municipal bonds	18,847,690	–	18,847,690	–
Term loans	37,728,217	–	37,728,217	–
Collateralized mortgage obligations	123,584,157	–	123,584,157	–
Asset backed securities	170,554,146	–	170,554,146	–
Purchased options	349,781	$349,781	–	–
Securities lending collateral	2,849,004	2,849,004	–	–
Short-term investments	43,352,711	28,082,072	15,270,639	–
Total investments in securities	$1,387,520,219	$31,280,857	$1,356,239,362	–
Derivatives:
Assets
Futures	$1,550,053	$1,550,053	–	–
Forward foreign currency contracts	367,521	–	$367,521	–
Swap contracts	79,518	–	79,518	–
Liabilities
Futures	(1,416,655)	(1,416,655)	–	–
Forward foreign currency contracts	(284,425)	–	(284,425)	–
Written options	(43,707)	–	(43,707)	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$131,686,850	$126,789,311	$4,861,412	$36,127
Health care	27,732,654	16,667,569	11,065,085	–
Industrials	10,545,730	10,545,730	–	–
Information technology	575,841,442	524,043,933	51,797,509	–
Materials	4,669,943	4,669,943	–	–
Real estate	4,026,688	4,026,688	–	–
Telecommunication services	1,946,832	–	1,946,832	–
Preferred securities	1,717,171	–	–	1,717,171
Securities lending collateral	39,676,108	39,676,108	–	–
Short-term investments	38,441,649	24,999,649	13,442,000	–
Total investments in securities	$836,285,067	$751,418,931	$83,112,838	$1,753,298

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$75,969,148	$75,969,148	–	–
Consumer staples	6,281,336	6,281,336	–	–
Energy	6,431,344	6,431,344	–	–
Financials	24,275,883	24,275,883	–	–
Health care	98,164,237	98,164,237	–	–
Industrials	69,896,020	69,896,020	–	–
Information technology	124,390,780	123,923,036	–	$467,744
Materials	19,373,626	19,373,626	–	–
Real estate	9,288,050	9,288,050	–	–
Telecommunication services	1,896,094	1,896,094	–	–
Preferred securities	5,388,795	–	–	5,388,795
Securities lending collateral	23,319,193	23,319,193	–	–
Short-term investments	7,600,000	–	$7,600,000	–
Total investments in securities	$472,274,506	$458,817,967	$7,600,000	$5,856,539

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$68,544,197	$68,515,975	$25,400	$2,822
Consumer staples	13,181,002	13,181,002	–	–
Energy	20,640,070	20,640,070	–	–
Financials	101,794,297	101,789,877	4,420	–
Health care	94,142,095	94,032,244	–	109,851
Industrials	86,530,084	86,530,084	–	–
Information technology	99,171,272	99,171,272	–	–
Materials	24,417,071	24,417,071	–	–
Real estate	35,842,139	35,842,139	–	–
Telecommunication services	3,448,754	3,448,754	–	–
Utilities	18,539,395	18,539,395	–	–
Preferred securities	33,881	33,881	–	–
Rights	25,325	–	25,325	–
Warrants	30	–	30	–
Securities lending collateral	44,234,390	44,234,390	–	–
Short-term investments	13,600,000	–	13,600,000	–
Total investments in securities	$624,144,002	$610,376,154	$13,655,175	$112,673
Derivatives:
Liabilities
Futures	($414,458)	($414,458)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$24,398,653	$24,398,625	–	$28
Consumer staples	3,701,147	3,701,147	–	–
Energy	10,352,021	10,352,021	–	–
Financials	33,383,745	33,380,919	$2,825	1
Health care	16,008,002	16,002,606	–	5,396
Industrials	33,407,527	33,407,527	–	–
Information technology	23,137,624	23,137,624	–	–
Materials	8,551,374	8,551,374	–	–
Real estate	1,874,934	1,874,934	–	–
Telecommunication services	805,091	805,091	–	–
Utilities	315,365	315,365	–	–
Rights	6,042	–	6,042	–
Securities lending collateral	3,530,160	3,530,160	–	–
Short-term investments	1,147,273	1,147,273	–	–
Total investments in securities	$160,618,958	$160,604,666	$8,867	$5,425

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$23,457,934	$23,457,934	–	–
Consumer staples	22,295,800	6,086,831	$16,208,969	–
Energy	27,429,252	27,429,252	–	–
Financials	128,728,846	128,728,846	–	–
Health care	33,239,714	33,239,714	–	–
Industrials	201,485,475	191,631,401	9,854,074	–
Information technology	47,752,822	47,752,822	–	–
Materials	42,231,944	42,231,944	–	–
Real estate	50,577,358	50,577,358	–	–
Utilities	10,812,830	10,812,830	–	–
Securities lending collateral	14,389,641	14,389,641	–	–
Short-term investments	13,900,000	–	13,900,000	–
Total investments in securities	$616,301,616	$576,338,573	$39,963,043	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$1,325,789,595	$904,132,912	$421,654,447	$2,236
Consumer staples	871,827,107	497,419,031	374,408,076	–
Energy	577,483,609	392,483,485	185,000,124	–
Financials	1,827,796,608	1,095,663,611	732,132,997	–
Health care	1,304,288,257	956,514,568	347,677,216	96,473
Industrials	1,301,861,021	796,678,060	505,182,961	–
Information technology	1,927,719,881	1,712,367,596	215,352,285	–
Materials	520,764,858	243,045,109	277,719,749	–
Real estate	382,909,552	260,709,361	122,200,191	–
Telecommunication services	252,187,574	119,104,204	133,083,370	–
Utilities	340,604,400	227,045,744	113,558,656	–
Preferred securities
Consumer discretionary	13,519,308	24,214	13,495,094	–
Consumer staples	5,499,864	–	5,499,864	–
Financials	828,838	–	828,838	–
Materials	888,585	–	888,585	–
Rights	19,857	1,970	17,887	–
Securities lending collateral	138,589,723	138,589,723	–	–
Short-term investments	258,421,896	–	258,421,896	–
Total investments in securities	$11,051,000,533	$7,343,779,588	$3,707,122,236	$98,709
Derivatives:
Liabilities
Futures	($7,850,163)	($7,850,163)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Income Opportunities Trust
Investments in securities:
Assets
Foreign government obligations	$128,144,960	–	$128,144,960	–
Corporate bonds	264,008,421	–	264,008,421	–
Convertible bonds	16,211,914	–	16,211,914	–
Capital preferred securities	10,488,701	–	10,488,701	–
Term loans	58,892,824	–	58,892,824	–
Collateralized mortgage obligations	30,056,818	–	30,056,818	–
Asset backed securities	24,595,922	–	24,595,922	–
Common stocks	19,110,273	$19,110,273	–	–
Preferred securities	31,854,427	28,134,748	3,719,679	–
Purchased options	2,637,364	–	2,637,364	–
Warrants	2,287,991	2,287,991	–	–
Short-term investments	10,173,737	–	10,173,737	–
Total investments in securities	$598,463,352	$49,533,012	$548,930,340	–
Derivatives:
Assets
Forward foreign currency contracts	$2,192,774	–	$2,192,774	–
Liabilities
Futures	(1,137,949)	($691,763)	(446,186)	–
Forward foreign currency contracts	(2,196,263)	–	(2,196,263)	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$99,390,436	$99,380,329	$9,765	$342
Consumer staples	55,898,710	55,898,602	–	108
Energy	46,765,539	46,765,179	–	360
Financials	114,297,981	114,297,381	593	7
Health care	92,504,490	92,484,744	–	19,746
Industrials	78,929,772	78,929,351	421	–
Information technology	174,166,218	174,165,982	236	–
Materials	23,918,089	23,917,894	–	195
Real estate	26,615,790	26,607,900	7,890	–
Telecommunication services	13,610,859	13,610,859	–	–
Utilities	20,606,531	20,606,531	–	–
Preferred securities	17,481	17,481	–	–
Rights	3,264	–	3,264	–
Warrants	1,435	1,371	64	–
Securities lending collateral	16,180,328	16,180,328	–	–
Short-term investments	10,250,000	–	10,250,000	–
Total investments in securities	$773,156,923	$762,863,932	$10,272,233	$20,758
Derivatives:
Liabilities
Futures	($474,303)	($474,303)	–	–

	Total Value at 3-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Utilities Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$11,314,772	$9,098,553	$2,216,219	–
Energy	42,305,677	42,305,677	–	–
Industrials	1,710,203	1,710,203	–	–
Real estate	7,757,668	7,757,668	–	–
Telecommunication services	34,469,610	8,037,932	26,431,678	–
Utilities	164,248,158	116,792,054	47,456,104	–
Preferred securities	11,655,637	11,655,637	–	–
Securities lending collateral	8,947,524	8,947,524	–	–
Short-term investments	766,204	766,204	–	–
Total investments in securities	$283,175,453	$207,071,452	$76,104,001	–
Derivatives:
Assets
Forward foreign currency contracts	$177,557	–	$177,557	–
Liabilities
Forward foreign currency contracts	(44,662)	–	(44,662)	–

For the following portfolios, securities held at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available:

Portfolio	Approximate Market Values Transferred
Emerging Markets Value Trust	$55,520,000
International Equity Index Trust	$30,139,000
International Growth Stock Trust	$44,930,000
Utilities Trust	$4,091,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Trust	Common stocks	Preferred securities	Warrants	Total
Balance as of 12-31-17	$349,449	$9,838,852	–	$10,188,301
Realized gain (loss)	–	1,440,308	–	1,440,308
Change in unrealized appreciation (depreciation)	(11,916)	(1,228,466)	($4,405)	(1,244,787)
Purchases	24,965	–	–	24,965
Sales	–	(2,722,012)	–	(2,722,012)
Transfers into Level 3	71,953	–	4,481	76,434
Transfers out of Level 3	–	(208,108)	(75)	(208,183)
Balance as of 3-31-18	$434,451	$7,120,574	$1	$7,555,026
Change in unrealized at period end*	($11,916)	($1,303,219)	($4,405)	($1,319,540)

High Yield Trust	Corporate bonds	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 12-31-17	$647,229	$1,955,473	$210,789	$500	$2,813,991
Realized gain (loss)	–	–	–	–	–
Change in unrealized appreciation (depreciation)	18,975	227,282	–	–	246,257
Purchases	23,033	–	15,542	–	38,575
Sales	–	–	–	–	–
Transfers into Level 3	–	–	–	–	–
Transfers out of Level 3	–	–	(16,342)	–	(16,342)
Balance as of 3-31-18	$689,237	$2,182,755	$209,989	$500	$3,082,481
Change in unrealized at period end*	$18,975	$227,282	–	–	$246,257

Mid Cap Stock Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-17	$2,580,575	$48,582,762	$51,163,337
Realized gain (loss)	–	3,899,017	3,899,017
Change in unrealized appreciation (depreciation)	(81,490)	(2,680,520)	(2,762,010)
Purchases	–	–	–
Sales	–	(7,368,682)	(7,368,682)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–
Balance as of 3-31-18	$2,499,085	$42,432,577	$44,931,662
Change in unrealized at period end*	($81,490)	($2,680,520)	($2,762,010)

Small Cap Growth Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-17	$506,996	$4,867,088	$5,374,084
Realized gain (loss)	–	–	–
Change in unrealized appreciation (depreciation)	(39,252)	521,707	482,455
Purchases	–	–	–
Sales	–	–	–
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–
Balance as of 3-31-18	$467,744	$5,388,795	$5,856,539
Change in unrealized at period end*	($39,252)	$521,707	$482,455

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the portfolios’ Level 3 securities are outlined in the table below:

Alpha Opportunities Trust
	Fair Value at 3-31-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$198,410	Market Approach	Prior / recent transactions	$9.58 - $51.81 (weighted average $21.52)
			EV to revenue multiple	2.56x
	48,627	Market Approach	Discount	25%
			OPM - Volatility	15%
	8,754	Market Approach	Expected future value	$0.24
			Discount	20%
	178,660	Market Approach	EV to revenue multiple	3.64x
			Discount	25%
	$434,451

Preferred securities	$2,322,698	Market Approach	EV to revenue multiple	1.28x - 9.5x (weighted average 6.85x)
			Discount	10% - 17.5% (weighted average 15.3%)
			EV to revenue multiple	2.56x - 5.81x (weighted average 3.52x)
	827,039	Market Approach	Discount	17.5% - 25% (weighted average 23%)
			OPM - Volatility	15% - 40% (weighted average 28.9%)
	708,692	Market Approach	EV to gross profit multiple	9.01x
			Discount	17.5%
	3,262,145	Market Approach	Prior / recent transactions	$15.72 - $51.81 (weighted average $39.1)
	$7,120,574

Warrants	$1	Market Approach	Prior / recent transactions	$0.60

Total	$7,555,026

High Yield Trust
	Fair Value at 3-31-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$2,165,412	Market Approach	EV/EBITDA multiple	6.08x - 17.56x (weighted average 8.36x)
			Discount	10% - 25% (weighted average 19.1%)
	17,343	Market Approach	Estimated liquidation value	$0.38
	$2,182,755

Preferred securities	$209,989	Market Approach	Prior / recent transactions	$0.01

Corporate bonds	689,237	Market Approach	Yield	9.26%

Escrow certificates	$500	Market Approach	Estimated liquidation value	$0.03

Total	$3,082,481

Mid Cap Stock Trust
	Fair Value at 3/31/2018	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$740,410	Market Approach	Prior / recent transactions	$15.72 - $51.81 (weighted average $32.42)
	62,358	Market Approach	Expected future value	$0.24
			Discount	20%
	1,334,975	Market Approach	EV to revenue multiple	3.64x
			Discount	25%
			EV to revenue multiple	2.56x
	361,342	Market Approach	Discount	25%
			OPM - Volatility	15%
	$2,499,085
			EV to revenue multiple	2.56x - 5.81x (weighted average 3.52x)
Preferred securities	$6,060,205	Market Approach	Discount	17.5% - 25% (weighted average 23%)
			OPM - Volatility	15% - 40% (weighted average 28.8%)
	10,062,222	Market Approach	EV to revenue multiple	1.28x - 9.50x (weighted average 6.59x)
			Discount	10% - 17.5% (weighted average 13.85%)
	21,152,524	Market Approach	Prior / recent transactions	$15.72 - $51.81 (weighted average $39.7)
	5,109,195	Market Approach	EV to gross profit multiple	9.01x
			Discount	17.50%
	48,431	Market Approach	Expected future value	$0.36
			Discount	54.92%
	$42,432,577

Total	$44,931,662

Small Cap Growth Trust
	Fair Value at 3-31-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common stocks	$467,744	Market Approach	EV to revenue multiple	3.64x
			Discount	25%
Preferred securities	$2,765,400	Market Approach	EV to revenue multiple	9.5x
			Discount	10%
			EV to revenue multiple	2.56x - 2.83x (weighted average 2.73x)
	2,623,395	Market Approach	Discount	25%
			OPM - Volatility	15% - 40% (weighted average 30.7%)
	$5,388,795

Total	$5,856,539

A change to unobservable inputs of a portfolio's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The portfolios may enter into repurchase agreements. When a portfolio enters into a repurchase agreement, it receives collateral that is held in a segregated account by the portfolio’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolio. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a portfolio for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the portfolio’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The portfolios may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A portfolio’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolio’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolio’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolio and, if the portfolio’s exposure to such investments is substantial, could impair the portfolio’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. Certain portfolios may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.

The following table details how the portfolios used futures contracts during the period ended March 31, 2018:

Portfolio	Reason
500 Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Emerging Markets Value Trust	To equitize cash balances
Global Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, maintain diversity of the portfolio, as a substitute for securities purchased and to manage duration
High Yield Trust	To manage against anticipated interest rate changes
International Equity Index Trust	To gain exposure to certain securities and as a substitute for securities purchased
International Small Company Trust	To gain exposure to certain securities and as a substitute for securities purchased
Investment Quality Bond Trust	To manage against anticipated interest rate changes, gain exposure to foreign bond markets, gain exposure to treasuries market, as a substitute for securities purchased and to manage duration
Managed Volatility Aggressive Portfolio	To manage volatility of returns
Managed Volatility Balanced Portfolio	To manage volatility of returns
Managed Volatility Conservative Portfolio	To manage volatility of returns
Managed Volatility Growth Portfolio	To manage volatility of returns
Managed Volatility Moderate Portfolio	To manage volatility of returns
Mid Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
New Income Trust	To manage against anticipated interest rate changes, gain exposure to treasuries market, maintain diversity of the portfolio and as a substitute for securities purchased
Small Cap Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio
Strategic Equity Allocation Trust	To gain exposure to certain securities and as a substitute for securities purchased
Strategic Income Opportunities Trust	To manage duration of the portfolio
Total Stock Market Index Trust	To manage against anticipated changes in securities, gain exposure to certain securities markets, as a substitute for securities purchased and to maintain diversity of the portfolio

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a portfolio thereby reducing the portfolio’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolios as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the portfolios used forward foreign currency contracts during the period ended March 31, 2018:

Portfolio	Reason
Financial Industries Trust	To manage against anticipated changes in currency exchange rates
Global Bond Trust	To manage against anticipated changes in currency exchange rates, manage currency exposure and to maintain diversity of the portfolio
High Yield Trust	To manage against anticipated changes in currency exchange rates
Investment Quality Bond Trust	To manage against anticipated changes in currency exchange rates and manage currency exposure
Mutual Shares Trust	To manage against anticipated changes in currency exchange rates and to maintain diversity of the portfolio
New Income Trust	To manage against anticipated changes in currency exchange rates and to manage currency exposure
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates and to enhance potential gain/income
Utilities Trust	To manage against anticipated changes in currency exchange rates

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a portfolio’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a portfolio’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a portfolio purchases an option, the premium paid by the portfolio is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a portfolio writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

The following table details how the portfolios used purchased option contracts during the period ended March 31, 2018:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against changes in securities and to gain exposure to certain securities
Global Bond Trust	To gain exposure to the bond market and foreign currencies, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased
Investment Quality Bond Trust	To manage against anticipated currency exchange rates
New Income Trust	To manage against anticipated interest rate changes and manage duration of the portfolio
Strategic Income Opportunities Trust	To manage against anticipated changes in currency exchange rates

The following table details how the portfolios used written option contracts during the period ended March 31, 2018:

Portfolio	Reason
Capital Appreciation Value Trust	To manage against anticipated changes in securities markets
Global Bond Trust	To gain exposure to the bond market and foreign currencies, manage against anticipated interest rate changes, manage duration of the portfolio, maintain diversity of the portfolio and as a substitute for securities purchased
New Income Trust	To gain exposure to security or credit index and as a substitute for securities purchased

Swaps. Swap agreements are agreements between a portfolio and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the portfolios are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a portfolio is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolio.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A portfolio may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolio settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the portfolios used interest rate swap contracts during the period ended March 31, 2018:

Portfolio	Reason
Global Bond Trust	To manage against anticipated interest rate changes, manage duration of the portfolio, gain exposure to treasury markets and as a substitute for securities purchased
Investment Quality Bond Trust	To manage against anticipated interest rate changes and manage duration of the portfolio

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since they would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such a case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps – Buyer

The following table details how the portfolios used credit default swap contracts as Buyer of protection during the period ended March 31, 2018:

Portfolio	Reason
Global Bond Trust	To manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased
High Yield Trust	To manage against potential credit events
Investment Quality Bond Trust	To manage against potential credit events, gain exposure to a security or credit index and as a substitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the portfolios used credit default swap contracts as Seller of protection during the period ended March 31, 2018:

Portfolio	Reason
Global Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased
High Yield Trust	To take a long position in the exposure of the benchmark credit
Investment Quality Bond Trust	To take a long position in the exposure of the benchmark credit, gain exposure to a security or credit index and as a substitute for securities purchased
New Income Trust	To take a long position in the exposure of the benchmark credit

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the portfolios used currency swap contracts during the period ended March 31, 2018:

Portfolio	Reason
Global Bond Trust	To manage against anticipated currency exchange rate changes, maintain diversity of the portfolio and to gain exposure to foreign currencies

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the portfolios used volatility swap contracts during the period ended March 31, 2018:

Portfolio	Reason
Global Bond Trust	To take a position on future expectations of volatility

Investment in affiliated underlying portfolios. Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Aggressive Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Growth Portfolio invest primarily in affiliated underlying portfolios that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying portfolios for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying portfolios’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying portfolios as well as income and capital gains earned by the portfolios from their investments in affiliated underlying portfolios is as follows:

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized gain	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Lifestyle Aggressive Portfolio
Strategic Equity Allocation	1,241,814	26,588	(31,207)	1,237,195	–	–	$115,862	($314,917)	$24,385,123

Lifestyle Balanced Portfolio
Bond	39,225,796	708,855	(793,436)	39,141,215	–	–	($316,254)	($7,156,484)	$517,446,860
Strategic Equity Allocation	26,859,035	–	(1,057,454)	25,801,581	–	–	3,630,858	(7,391,697)	508,549,159
					–	–	$3,314,604	($14,548,181)	$1,025,996,019

Lifestyle Conservative Portfolio
Bond	10,809,339	440,718	(338,317)	10,911,740	–	–	($361,567)	$1,936,173	$144,253,204
Strategic Equity Allocation	1,819,443	229,848	(204,360)	1,844,931	–	–	558,053	774,017	36,363,583
					–	–	$196,486	$2,710,190	$180,616,787

Lifestyle Growth Portfolio
Bond	152,580,967	–	(425,373)	152,155,594	–	–	($361,567)	($28,654,339)	$2,011,496,959
Strategic Equity Allocation	251,361,487	–	(10,457,643)	240,903,844	–	–	38,298,506	(75,359,298)	4,748,214,762
					–	–	$37,936,939	($104,013,637)	$6,759,711,721

Lifestyle Moderate Portfolio
Bond	14,578,842	224,225	(296,237)	14,506,830	–	–	($121,031)	($2,653,774)	$191,780,286
Strategic Equity Allocation	6,544,465	80,129	(275,133)	6,349,461	–	–	1,029,648	(1,917,206)	125,147,883
					–	–	$908,617	($4,570,980)	$316,928,169

					Dividends and distributions
								Change in
	Beginning			Ending	Income	Capital gain		unrealized
	share	Shares		share	distributions	distributions	Realized gain	appreciation
Portfolio	amount	purchased	Shares sold	amount	received	received	(loss)	(depreciation)	Ending value
Managed Volatility Aggressive
Portfolio
Alpha Opportunities	550,230	–	(46,489)	503,741	–	–	($1,860)	($14,342)	$5,067,631
Blue Chip Growth	684,671	–	(59,154)	625,517	–	–	962,645	468,776	23,087,848
Capital Appreciation	1,579,058	2,112	(119,913)	1,461,257	–	–	604,006	488,275	22,386,461
Emerging Markets Equity	631,165	–	(34,856)	596,309	–	–	139,605	28,878	7,382,301
Emerging Markets Value	2,164,722	20,364	(121,498)	2,063,588	–	–	99,645	462,444	22,389,933
Equity Income	2,239,460	–	–	2,239,460	–	–	–	(895,784)	38,115,607
Fundamental Large Cap Value	2,212,978	7,849	(1,117)	2,219,710	–	–	2,816	(1,152,535)	30,920,556
International Growth	500,878	–	(23,464)	477,414	–	–	195,551	267,533	13,639,712
International Growth Stock	1,126,334	–	(3,758)	1,122,576	–	–	16,023	(229,974)	20,621,729
International Value	1,742,082	10,681	(6,392)	1,746,371	–	–	41,664	(683,082)	24,169,773
International Value Equity	1,167,658	16,892	(3,392)	1,181,158	–	–	2,709	(214,676)	10,063,466
Mid Cap Stock	762,324	–	(50,212)	712,112	–	–	105,774	564,378	13,451,792
Mid Value	1,206,451	–	(8,540)	1,197,911	–	–	(1,493)	(95,320)	13,716,082
Multifactor Large Cap ETF	122,871	–	–	122,871	–	–	–	(29,477)	4,245,193
Multifactor Mid Cap ETF	62,781	–	–	62,781	–	–	–	11,301	2,152,760
Real Estate Securities	379,115	25,283	(9,939)	394,459	–	–	42,132	(495,585)	7,261,987
Small Cap Growth, JHF II	221,063	47,647	(3,555)	265,155	–	$829,528	(6,855)	(954,503)	4,412,182
Small Cap Growth, JHVIT	569,442	–	(36,708)	532,734	–	–	35,760	131,153	5,609,687
Small Cap Value	255,360	5,276	–	260,636	–	–	–	(209,012)	5,048,526
Small Company Value	247,802	2,991	–	250,793	–	–	–	(130,878)	5,088,586
Strategic Equity Allocation	4,097,167	–	(52,777)	4,044,390	–	–	196,904	(871,212)	79,714,919
Strategic Growth	1,328,319	–	(77,098)	1,251,221	–	–	316,399	431,855	22,609,572
					–	$829,528	$2,751,425	($3,121,787)	$381,156,303

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Balanced
Alpha Opportunities	4,326,775	–	(1,318,786)	3,007,989	–	–	($52,751)	$382,894	$30,260,369
Blue Chip Growth	5,554,747	–	(668,694)	4,886,053	–	–	12,608,876	(910,109)	180,344,205
Bond	178,601,968	1,875,469	(4,340,010)	176,137,427	–	–	(2,094,310)	(32,226,703)	2,328,536,791
Capital Appreciation	12,811,776	–	(1,407,016)	11,404,760	–	–	7,180,569	1,863,229	174,720,916
Core Bond	26,429,018	211,931	(545,061)	26,095,888	–	–	(741,046)	(4,582,813)	334,549,278
Emerging Markets Equity	4,040,518	–	(294,052)	3,746,466	–	–	1,216,656	(86,685)	46,381,250
Emerging Markets Value	13,856,621	–	(893,700)	12,962,921	–	–	1,683,141	2,006,103	140,647,698
Equity Income	18,070,926	–	(437,736)	17,633,190	–	–	1,373,592	(8,125,730)	300,116,891
Fundamental Large Cap Value	17,812,204	–	(363,249)	17,448,955	–	–	812,605	(9,738,202)	243,063,942
Global Bond	12,359,712	–	(640,351)	11,719,361	–	–	183,590	2,852,998	153,758,019
Global Conservative Absolute Return	2,559,231	–	–	2,559,231	–	–	–	127,962	23,877,628
International Growth	2,157,336	–	(173,419)	1,983,917	–	–	1,459,011	575,066	56,680,520
International Growth Stock	4,780,353	–	(114,614)	4,665,739	–	–	873,615	(1,672,743)	85,709,630
International Value	10,413,029	–	(194,326)	10,218,703	–	–	522,475	(4,216,894)	141,426,851
Mid Cap Stock	4,397,820	–	(421,260)	3,976,560	–	–	(169,212)	4,041,865	75,117,221
Mid Value	6,919,428	–	(177,973)	6,741,455	–	–	(314,137)	(201,750)	77,189,662
Multifactor Large Cap ETF	2,467,609	–	–	2,467,609	–	–	–	(591,979)	85,255,891
Multifactor Mid Cap ETF	1,260,752	–	–	1,260,752	–	–	–	226,935	43,231,186
New Income	46,959,104	278,258	(924,979)	46,312,383	–	–	(968,026)	(7,544,075)	578,904,788
Short Term Government Income	4,530,316	16,824	(115,118)	4,432,022	–	–	(98,569)	(219,440)	52,962,659
Small Cap Growth, JHF II	1,788,711	375,638	(62,073)	2,102,276	–	$6,539,869	(4,221)	(7,574,412)	34,981,880
Small Cap Growth, JHVIT	4,909,352	–	(407,169)	4,502,183	–	–	(561,397)	2,017,256	47,407,986
Small Cap Value	2,149,487	–	(9,948)	2,139,539	–	–	49,726	(1,783,564)	41,442,867
Small Company Value	2,091,488	–	(35,902)	2,055,586	–	–	189,110	(1,259,903)	41,707,841
Strategic Equity Allocation	90,615,222	–	(3,508,582)	87,106,640	–	–	28,319,522	(40,701,457)	1,716,871,880
Strategic Growth	10,715,474	–	(922,600)	9,792,874	–	–	2,430,124	3,843,227	176,957,238
Total Return	21,298,200	162,073	(457,758)	21,002,515	–	–	(341,118)	(3,728,133)	279,333,448
					–	$6,539,869	$53,557,825	($107,227,057)	$7,491,438,535

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Conservative
Blue Chip Growth	486,190	–	(70,707)	415,483	–	–	$497,727	$528,616	$15,335,483
Bond	49,476,280	–	(1,579,260)	47,897,020	–	–	(1,204,949)	(8,231,945)	633,198,599
Capital Appreciation	1,124,595	3,245	(156,656)	971,184	–	–	190,007	616,885	14,878,536
Core Bond	7,320,467	–	(225,083)	7,095,384	–	–	(173,965)	(1,295,281)	90,962,821
Emerging Markets Equity	227,800	3,849	(26,690)	204,959	–	–	111,057	(42,791)	2,537,394
Emerging Markets Value	781,432	12,199	(83,521)	710,110	–	–	265,005	(46,892)	7,704,688
Equity Income	1,577,525	9,179	(103,986)	1,482,718	–	–	339,588	(861,908)	25,235,862
Fundamental Large Cap Value	1,553,442	15,338	(93,539)	1,475,241	–	–	84,434	(803,649)	20,550,101
Global Bond	3,527,468	–	(250,581)	3,276,887	–	–	199,079	667,515	42,992,761
Global Conservative Absolute
Return	796,193	–	–	796,193	–	–	–	39,810	7,428,481
International Growth	97,394	–	(9,281)	88,113	–	–	76,302	16,093	2,517,388
International Growth Stock	218,947	1,499	(14,261)	206,185	–	–	77,364	(107,283)	3,787,616
International Value	476,810	5,404	(30,399)	451,815	–	–	118,183	(269,541)	6,253,125
Mid Cap Stock	213,881	–	(25,976)	187,905	–	–	103,818	85,393	3,549,529
Mid Value	338,229	332	(18,121)	320,440	–	–	26,245	(44,725)	3,669,042
New Income	13,020,838	–	(415,273)	12,605,565	–	–	(463,488)	(1,883,885)	157,569,562
Short Term Government Income	1,239,808	–	(53,873)	1,185,935	–	–	(45,914)	(40,995)	14,171,925
Small Cap Growth, JHF II	114,973	24,754	(7,879)	131,848	–	$409,198	4,418	(474,624)	2,193,952
Small Cap Growth, JHVIT	319,428	–	(34,634)	284,794	–	–	113,046	(14,760)	2,998,880
Small Cap Value	138,008	969	(5,480)	133,497	–	–	6,288	(111,674)	2,585,831
Small Company Value	135,649	86	(5,841)	129,894	–	–	1,770	(67,470)	2,635,555
Strategic Equity Allocation	6,337,607	11,477	(440,344)	5,908,740	–	–	2,257,337	(2,908,444)	116,461,261
Strategic Growth	940,948	1,891	(108,890)	833,949	–	–	312,097	255,945	15,069,457
Total Return	5,906,935	–	(190,018)	5,716,917	–	–	(137,592)	(987,405)	76,035,002
					–	$409,198	$2,757,857	($15,983,015)	$1,270,322,851

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Growth
Alpha Opportunities	8,258,668	–	(1,409,867)	6,848,801	–	–	($56,395)	$155,024	$68,898,940
Blue Chip Growth	8,435,356	–	(887,493)	7,547,863	–	–	18,529,786	(836,890)	278,591,606
Bond	132,371,583	2,625,657	(4,996,320)	130,000,920	–	–	(3,175,963)	(22,441,631)	1,718,612,158
Capital Appreciation	19,560,310	–	(1,923,336)	17,636,974	–	–	17,240,878	(3,574,205)	270,198,437
Core Bond	19,289,829	236,979	(271,793)	19,255,015	–	–	(293,649)	(3,587,628)	246,849,291
Emerging Markets Equity	8,960,950	–	(569,556)	8,391,394	–	–	2,342,782	115,794	103,885,460
Emerging Markets Value	30,732,225	–	(1,688,998)	29,043,227	–	–	(1,418,435)	9,424,098	315,119,010
Equity Income	27,593,518	–	(396,197)	27,197,321	–	–	3,001,159	(13,699,696)	462,898,407
Fundamental Large Cap Value	27,187,098	–	(223,411)	26,963,687	–	–	498,903	(14,429,959)	375,604,155
Global Bond	9,163,183	–	(375,921)	8,787,262	–	–	117,792	2,140,866	115,288,873
Global Conservative Absolute
Return	2,663,770	4,926	–	2,668,696	–	–	–	133,435	24,898,931
International Growth	4,587,259	–	(255,284)	4,331,975	–	–	1,958,743	2,315,918	123,764,526
International Growth Stock	10,433,367	–	(200,848)	10,232,519	–	–	1,183,666	(3,082,275)	187,971,380
International Value	20,351,475	–	(220,827)	20,130,648	–	–	1,344,631	(8,709,217)	278,608,171
International Value Equity	3,863,819	–	–	3,863,819	–	–	–	(695,487)	32,919,740
Mid Cap Stock	9,101,927	–	(751,913)	8,350,014	–	–	4,498,536	3,472,521	157,731,770
Mid Value	15,458,792	–	(338,246)	15,120,546	–	–	135,085	(1,342,695)	173,130,254
Multifactor Large Cap ETF	3,161,998	–	–	3,161,998	–	–	–	(758,563)	109,247,031
Multifactor Mid Cap ETF	1,613,118	–	–	1,613,118	–	–	–	290,361	55,313,816
New Income	34,274,030	344,712	(451,258)	34,167,484	–	–	(468,897)	(5,738,750)	427,093,553
Short Term Government Income	2,879,580	24,815	(49,165)	2,855,230	–	–	(45,749)	(156,095)	34,119,993
Small Cap Growth, JHF II	3,284,288	697,540	(93,402)	3,888,426	–	$12,144,163	(66,309)	(14,000,777)	64,703,404
Small Cap Growth, JHVIT	8,485,972	–	(646,561)	7,839,411	–	–	(1,051,152)	3,513,817	82,548,996
Small Cap Value	3,789,984	–	–	3,789,984	–	–	–	(3,069,887)	73,411,981
Small Company Value	3,726,888	–	(35,605)	3,691,283	–	–	215,170	(2,137,770)	74,896,130
Strategic Equity Allocation	166,988,261	–	(4,536,342)	162,451,919	–	–	35,793,548	(61,095,036)	3,201,927,315
Strategic Growth	16,338,171	–	(1,211,392)	15,126,779	–	–	3,124,055	6,248,560	273,340,896
Total Return	15,574,165	175,737	(233,032)	15,516,870	–	–	(173,573)	(2,800,668)	206,374,377
					–	$12,144,163	$83,234,612	($134,346,835)	$9,537,948,601

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Managed Volatility Moderate
Alpha Opportunities	749,564	–	(71,157)	678,407	–	–	($2,846)	($15,468)	$6,824,772
Blue Chip Growth	1,455,938	–	(184,265)	1,271,673	–	–	3,574,366	(510,122)	46,937,452
Bond	62,363,445	460,362	(1,310,773)	61,513,034	–	–	(859,468)	(11,085,487)	813,202,310
Capital Appreciation	3,358,957	–	(396,561)	2,962,396	–	–	1,094,973	1,277,079	45,383,903
Core Bond	9,206,325	17,799	(109,008)	9,115,116	–	–	(147,348)	(1,697,219)	116,855,788
Emerging Markets Equity	797,243	–	(59,681)	737,562	–	–	248,710	(23,299)	9,131,015
Emerging Markets Value	2,734,154	14,799	(188,494)	2,560,459	–	–	604,245	129,779	27,780,976
Equity Income	4,717,659	4,692	(147,904)	4,574,447	–	–	821,368	(2,551,763)	77,857,095
Fundamental Large Cap Value	4,659,605	20,374	(134,213)	4,545,766	–	–	106,446	(2,410,772)	63,322,514
Global Bond	4,337,845	2,258	(226,877)	4,113,226	–	–	582,476	483,463	53,965,522
Global Conservative Absolute
Return	1,018,865	–	–	1,018,865	–	–	–	50,943	9,506,010
International Growth	355,364	–	(29,371)	325,993	–	–	248,178	88,387	9,313,622
International Growth Stock	788,772	86	(22,324)	766,534	–	–	123,123	(251,030)	14,081,230
International Value	1,739,905	2,523	(34,964)	1,707,464	–	–	133,209	(747,215)	23,631,306
Mid Cap Stock	1,174,164	–	(118,492)	1,055,672	–	–	766,781	265,883	19,941,638
Mid Value	1,846,862	–	(58,574)	1,788,288	–	–	103,351	(234,383)	20,475,899
New Income	16,369,278	–	(183,007)	16,186,271	–	–	(139,059)	(2,814,526)	202,328,391
Short Term Government Income	1,484,353	2,102	(36,008)	1,450,447	–	–	(30,763)	(73,277)	17,332,840
Small Cap Growth, JHF II	429,632	89,787	(17,347)	502,072	–	$1,563,179	(1,326)	(1,808,633)	8,354,473
Small Cap Growth, JHVIT	1,178,803	–	(103,925)	1,074,878	–	–	(115,983)	466,330	11,318,469
Small Cap Value	517,348	121	(2,341)	515,128	–	–	7,012	(424,321)	9,978,029
Small Company Value	501,942	–	(11,427)	490,515	–	–	60,870	(317,074)	9,952,558
Strategic Equity Allocation	21,948,750	–	(934,966)	21,013,784	–	–	7,583,522	(10,472,399)	414,181,673
Strategic Growth	2,803,231	–	(263,533)	2,539,698	–	–	686,288	961,281	45,892,343
Total Return	7,439,117	1,137	(94,334)	7,345,920	–	–	(70,062)	(1,346,398)	97,700,740
					–	$1,563,179	$15,378,063	($33,060,241)	$2,175,250,568

Direct placement securities. The portfolios may hold private placement securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at March 31, 2018:

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		3-31-18
Alpha Opportunities Trust	Coupang LLC	11/20/2014	$446,608	143,460	143,460	0.6%		$708,692
Alpha Opportunities Trust	DraftKings, Inc.	12/4/2014	184,380	124,937	124,937	0.2%		178,660
Alpha Opportunities Trust	Essence Group Holdings Corp.	5/1/2014	321,999	203,629	203,629	0.3%		411,331
Alpha Opportunities Trust	Jand, Inc., Class A	4/23/2015	40,141	3,495	3,495	0.0%	*	54,931
Alpha Opportunities Trust	Jand, Inc., Series D	4/23/2015	89,643	7,805	7,805	0.1%		122,671
Alpha Opportunities Trust	Lookout, Inc., Series F	7/31/2014	287,565	25,174	25,174	0.2%		215,993
Alpha Opportunities Trust	MarkLogic Corp., Series F	4/27/2015	358,170	30,839	30,839	0.3%		330,594
Alpha Opportunities Trust	Pinterest, Inc., Series G	3/16/2015	1,163,695	162,095	162,095	1.0%		1,227,059
Alpha Opportunities Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	103,927	3,841	3,841	0.0%	*	48,627
Alpha Opportunities Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	242,515	8,963	8,963	0.2%		280,452
Alpha Opportunities Trust	Uber Technologies, Inc.	6/5/2014	2,206,328	142,224	59,603	1.7%		1,965,045
	Sold: 82,621 shares
Alpha Opportunities Trust	WeWork Companies, Inc., Class A	12/8/2014	42,527	929	929	0.0%	*	48,131
Alpha Opportunities Trust	WeWork Companies, Inc., Series D1	12/8/2014	211,370	12,694	12,694	0.6%		657,676
Alpha Opportunities Trust	WeWork Companies, Inc., Series D2	12/8/2014	166,079	9,974	9,974	0.4%		516,753
Alpha Opportunities Trust	Zuora, Inc., Series F	1/15/2015	379,546	99,899	99,899	0.6%		684,308
								$7,450,923

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		3-31-18
Health Sciences Trust	Acerta Pharma BV, Class B	2/8/2016	$128,018	4,276,305	4,276,305	0.1%		$360,920
Health Sciences Trust	Doximity, Inc.	4/10/2014	152,390	31,611	31,611	0.0%	*	136,243
Health Sciences Trust	Jand, Inc., Class A	4/23/2015	170,752	14,867	14,867	0.1%		233,665
Health Sciences Trust	Jand, Inc., Series D	4/23/2015	381,289	33,198	33,198	0.2%		521,773
								$1,252,601

Mid Cap Stock Trust	Coupang LLC	11/20/2014	$3,219,745	1,034,250	1,034,250	0.7%		$5,109,195
Mid Cap Stock Trust	DraftKings, Inc.	12/4/2014	1,372,082	933,549	933,549	0.2%		1,334,975
Mid Cap Stock Trust	Essence Group Holdings Corp.	5/1/2014	2,308,001	1,459,559	1,459,559	0.4%		2,948,309
Mid Cap Stock Trust	Jand, Inc., Class A	4/23/2015	290,613	25,303	25,303	0.1%		397,687
Mid Cap Stock Trust	Jand, Inc., Series D	4/23/2015	648,942	56,502	56,502	0.1%		888,042
Mid Cap Stock Trust	Lookout, Inc., Series F	7/31/2014	2,122,743	185,829	185,829	0.2%		1,594,413
Mid Cap Stock Trust	MarkLogic Corp., Series F	4/27/2015	2,580,629	222,196	222,196	0.3%		2,381,941
Mid Cap Stock Trust	Pinterest, Inc., Series G	3/16/2015	2,096,941	292,090	292,090	0.3%		2,211,121
Mid Cap Stock Trust	The Honest Company, Inc. (Common Stock)	8/20/2014	772,269	28,542	28,542	0.0%	*	361,342
Mid Cap Stock Trust	The Honest Company, Inc. (Preferred Stock)	8/20/2014	1,801,962	66,598	66,598	0.3%		2,083,851
Mid Cap Stock Trust	Uber Technologies, Inc.	6/5/2014	9,067,440	584,504	360,843	1.6%		11,896,597
	Sold: 223,661 shares
Mid Cap Stock Trust	WeWork Companies, Inc., Class A	12/8/2014	303,018	6,615	6,615	0.0%	*	342,723
Mid Cap Stock Trust	WeWork Companies, Inc., Series D1	12/8/2014	1,506,031	90,446	90,446	0.6%		4,686,007
Mid Cap Stock Trust	WeWork Companies, Inc., Series D2	12/8/2014	1,183,315	71,065	71,065	0.5%		3,681,878
Mid Cap Stock Trust	Zuora, Inc., Series F	1/15/2015	2,719,296	715,736	715,736	0.7%		4,902,792
								$44,820,873

						Value as a
		Original		Beginning		percentage of
		acquisition	Acquisition	share	Ending share	portfolio's net		Value as of
Portfolio	Issuer, Description	date	cost	amount	amount	assets		3-31-18
Science & Technology Trust	Airbnb, Inc., Series E	7/14/2015	$802,846	8,624	8,624	0.1%		$852,396
Science & Technology Trust	Flipkart, Ltd.	3/19/2015	55,860	410	410	0.0%	*	36,127
Science & Technology Trust	Flipkart, Ltd., Series A	3/19/2015	19,152	141	141	0.0%	*	12,424
Science & Technology Trust	Flipkart, Ltd., Series C	3/19/2015	33,630	247	247	0.0%	*	21,764
Science & Technology Trust	Flipkart, Ltd., Series E	3/19/2015	62,586	460	460	0.0%	*	40,532
Science & Technology Trust	Flipkart, Ltd., Series G	12/17/2014	377,484	2,638	2,638	0.0%	*	315,927
Science & Technology Trust	Xiaoju Kuaizhi, Inc.	10/19/2015	260,905	9,513	9,513	0.1%		474,128
								$1,753,298

Small Cap Growth Trust	DraftKings, Inc.	7/13/2015	$1,234,765	327,094	327,094	0.1%		$467,744
Small Cap Growth Trust	MarkLogic Corp., Series F	4/27/2015	1,781,885	153,423	153,423	0.4%		1,644,695
Small Cap Growth Trust	The Honest Company, Inc., Series D	8/3/2015	1,233,280	26,954	26,954	0.2%		978,700
Small Cap Growth Trust	Zuora, Inc., Series F	1/15/2015	1,533,808	403,708	403,708	0.6%		2,765,400
								$5,856,539

* Less than 0.05%

The American Funds Insurance Series’ accounting policies and portfolios are outlined in their financial statements and/or Form N-Qs, available at the SEC’s website at www.sec.gov, or at the SEC’s public reference room in Washington, D.C. These funds are not covered by this report.

Effective May 1, 2018, Bond Trust and Small Cap Growth Trust changed their names to Select Bond Trust and Small Cap Stock Trust, respectively.

For additional information on the portfolios’ significant accounting policies, please refer to the portfolios’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Variable Insurance Trust

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: May 10, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 10, 2018